UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23304
Invesco Exchange-Traded Self-Indexed Fund Trust
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, Principal Executive Officer
3500 Lacey Road
Downers Grove, IL 60515
(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Bloomberg Pricing Power ETF
POWA | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Bloomberg Pricing Power ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Bloomberg Pricing Power ETF	$20	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$196,804,314
Total number of portfolio holdings	53
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
US Foods Holding Corp.	2.58%
Jabil, Inc.	2.51%
KLA Corp.	2.48%
Walmart, Inc.	2.41%
Quanta Services, Inc.	2.39%
Iron Mountain, Inc.	2.37%
AMETEK, Inc.	2.37%
Cummins, Inc.	2.34%
Sysco Corp.	2.28%
International Paper Co.	2.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-POWA-SAR
Invesco Bloomberg Pricing Power ETF

Invesco BulletShares 2026 Corporate Bond ETF
BSCQ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2026 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2026 Corporate Bond ETF	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,141,634,998
Total number of portfolio holdings	345
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Microsoft Corp., 2.40%, 08/08/2026	1.14%
AbbVie, Inc., 2.95%, 11/21/2026	1.14%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	1.07%
Wells Fargo & Co., 3.00%, 04/22/2026	1.01%
Wells Fargo & Co., 3.00%, 10/23/2026	1.00%
Morgan Stanley, 3.13%, 07/27/2026	0.86%
JPMorgan Chase & Co., 2.95%, 10/01/2026	0.86%
Oracle Corp., 2.65%, 07/15/2026	0.86%
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	0.80%
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/2026	0.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCQ-SAR
Invesco BulletShares 2026 Corporate Bond ETF

Invesco BulletShares 2026 High Yield Corporate Bond ETF
BSJQ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2026 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2026 High Yield Corporate Bond ETF	$21	0.41%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,116,760,431
Total number of portfolio holdings	57
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
DISH DBS Corp., 5.25%, 12/01/2026	4.19%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	3.66%
NCR Atleos Corp., 9.50%, 04/01/2029	3.46%
Altice France S.A., 9.50%, 11/01/2029	3.25%
WESCO Distribution, Inc., 7.25%, 06/15/2028	3.17%
Talen Energy Supply LLC, 8.63%, 06/01/2030	3.01%
EG Global Finance PLC, 12.00%, 11/30/2028	2.90%
LifePoint Health, Inc., 11.00%, 10/15/2030	2.85%
Sirius XM Radio LLC, 3.13%, 09/01/2026	2.39%
IQVIA, Inc., 5.00%, 10/15/2026	2.36%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJQ-SAR
Invesco BulletShares 2026 High Yield Corporate Bond ETF

Invesco BulletShares 2026 Municipal Bond ETF
BSMQ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2026 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2026 Municipal Bond ETF	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$295,485,521
Total number of portfolio holdings	2,163
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY, Series 2017 C, Ref. GO Bonds, 5.00%, 08/01/2026	0.68%
California (State of), Series 2018, GO Bonds, 5.00%, 10/01/2026	0.68%
Maryland (State of) Department of Transportation, Series 2019, RB, 5.00%, 10/01/2026	0.52%
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB, 5.00%, 08/01/2026	0.43%
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB, 5.00%, 03/01/2036	0.42%
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB, 5.00%, 08/01/2034	0.41%
Illinois (State of) Toll Highway Authority, Series 2015 B, RB, 5.00%, 01/01/2040	0.38%
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds, 5.00%, 12/01/2026	0.37%
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB, 5.00%, 11/15/2036	0.35%
Columbus (City of), OH, Series 2015, Ref. RB, 5.00%, 06/01/2032	0.34%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMQ-SAR
Invesco BulletShares 2026 Municipal Bond ETF

Invesco BulletShares 2027 Corporate Bond ETF
BSCR | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2027 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2027 Corporate Bond ETF	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,614,441,774
Total number of portfolio holdings	501
Portfolio turnover rate	4%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Microsoft Corp., 3.30%, 02/06/2027	0.87%
Citigroup, Inc., 4.45%, 09/29/2027	0.85%
Amazon.com, Inc., 3.15%, 08/22/2027	0.76%
Morgan Stanley, 3.63%, 01/20/2027	0.65%
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/2027	0.65%
Oracle Corp., 3.25%, 11/15/2027	0.59%
Meta Platforms, Inc., 3.50%, 08/15/2027	0.58%
Wells Fargo & Co., 4.30%, 07/22/2027	0.55%
Bank of America Corp., 3.25%, 10/21/2027	0.54%
AT&T, Inc., 2.30%, 06/01/2027	0.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCR-SAR
Invesco BulletShares 2027 Corporate Bond ETF

Invesco BulletShares 2027 High Yield Corporate Bond ETF
BSJR | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2027 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2027 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$826,767,191
Total number of portfolio holdings	123
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
DISH Network Corp., 11.75%, 11/15/2027	3.04%
Rakuten Group, Inc., 11.25%, 02/15/2027	2.23%
Nexstar Media, Inc., 5.63%, 07/15/2027	1.97%
Lightning Power LLC, 7.25%, 08/15/2032	1.87%
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/2027	1.83%
Sirius XM Radio LLC, 5.00%, 08/01/2027	1.76%
Tenet Healthcare Corp., 5.13%, 11/01/2027	1.72%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	1.61%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	1.59%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJR-SAR
Invesco BulletShares 2027 High Yield Corporate Bond ETF

Invesco BulletShares 2027 Municipal Bond ETF
BSMR | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2027 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2027 Municipal Bond ETF	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$320,364,959
Total number of portfolio holdings	2,407
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Illinois (State of), Series 2017 C, GO Bonds, 5.00%, 11/01/2029	0.50%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2027	0.34%
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB, 5.00%, 06/15/2040	0.32%
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB, 5.00%, 02/01/2039	0.32%
Clark (County of), NV, Series 2017, Ref. GO Bonds, 5.00%, 06/01/2030	0.32%
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, 5.00%, 02/15/2042	0.32%
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, 5.00%, 02/15/2039	0.31%
Texas (State of) Water Development Board, Series 2017 A, RB, 5.00%, 10/15/2047	0.26%
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-1, RB, 5.00%, 11/01/2027	0.26%
Houston (City of), TX, Series 2017 B, Ref. RB, 5.00%, 11/15/2042	0.26%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMR-SAR
Invesco BulletShares 2027 Municipal Bond ETF

Invesco BulletShares 2028 Corporate Bond ETF
BSCS | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2028 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2028 Corporate Bond ETF	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$3,406,500,445
Total number of portfolio holdings	464
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
CVS Health Corp., 4.30%, 03/25/2028	1.21%
Amgen, Inc., 5.15%, 03/02/2028	0.92%
Cigna Group (The), 4.38%, 10/15/2028	0.92%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/2028	0.88%
RTX Corp., 4.13%, 11/16/2028	0.73%
Sprint Capital Corp., 6.88%, 11/15/2028	0.64%
Citibank N.A., 5.80%, 09/29/2028	0.63%
Amazon.com, Inc., 3.90%, 11/20/2028	0.60%
Apple, Inc., 1.20%, 02/08/2028	0.58%
Apple, Inc., 1.40%, 08/05/2028	0.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCS-SAR
Invesco BulletShares 2028 Corporate Bond ETF

Invesco BulletShares 2028 High Yield Corporate Bond ETF
BSJS | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2028 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2028 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$646,777,390
Total number of portfolio holdings	209
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028	1.86%
DISH DBS Corp., 5.75%, 12/01/2028	1.71%
Venture Global LNG, Inc., 8.13%, 06/01/2028	1.68%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028	1.53%
Sirius XM Radio LLC, 4.00%, 07/15/2028	1.45%
Tenneco, Inc., 8.00%, 11/17/2028	1.41%
United Rentals (North America), Inc., 4.88%, 01/15/2028	1.24%
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032	1.20%
Avantor Funding, Inc., 4.63%, 07/15/2028	1.14%
Univision Communications, Inc., 8.00%, 08/15/2028	1.10%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJS-SAR
Invesco BulletShares 2028 High Yield Corporate Bond ETF

Invesco BulletShares 2028 Municipal Bond ETF
BSMS | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2028 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2028 Municipal Bond ETF	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$278,571,168
Total number of portfolio holdings	1,980
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Texas (State of) Water Development Board, Series 2018 B, RB, 5.00%, 04/15/2049	0.55%
Triborough Bridge & Tunnel Authority, Series 2025 A, RB, 5.00%, 02/01/2028	0.42%
North Texas Tollway Authority, Series 2017 A, Ref. RB, 5.00%, 01/01/2043	0.42%
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, 5.00%, 07/01/2028	0.40%
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, 5.00%, 07/01/2028	0.39%
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2018, RB, 5.00%, 06/01/2048	0.36%
Illinois (State of), Series 2017 D, GO Bonds, 5.00%, 11/01/2028	0.35%
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, 5.25%, 07/01/2042	0.34%
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB, 5.00%, 10/01/2043	0.32%
Orlando (City of), FL, Series 2018 B, RB, 5.00%, 10/01/2048	0.30%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMS-SAR
Invesco BulletShares 2028 Municipal Bond ETF

Invesco BulletShares 2029 Corporate Bond ETF
BSCT | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2029 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2029 Corporate Bond ETF	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,840,968,530
Total number of portfolio holdings	442
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
AbbVie, Inc., 3.20%, 11/21/2029	1.38%
Centene Corp., 4.63%, 12/15/2029	0.83%
International Business Machines Corp., 3.50%, 05/15/2029	0.83%
Verizon Communications, Inc., 4.02%, 12/03/2029	0.79%
AT&T, Inc., 4.35%, 03/01/2029	0.79%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029	0.78%
Fiserv, Inc., 3.50%, 07/01/2029	0.75%
AbbVie, Inc., 4.80%, 03/15/2029	0.66%
Cisco Systems, Inc., 4.85%, 02/26/2029	0.66%
Wells Fargo & Co., 4.15%, 01/24/2029	0.65%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCT-SAR
Invesco BulletShares 2029 Corporate Bond ETF

Invesco BulletShares 2029 High Yield Corporate Bond ETF
BSJT | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2029 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2029 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$467,225,411
Total number of portfolio holdings	342
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
EchoStar Corp., 10.75%, 11/30/2029	2.45%
Cloud Software Group, Inc., 6.50%, 03/31/2029	1.63%
Cloud Software Group, Inc., 9.00%, 09/30/2029	1.57%
Venture Global LNG, Inc., 9.50%, 02/01/2029	1.34%
TransDigm, Inc., 6.38%, 03/01/2029	1.18%
Neptune Bidco US, Inc., 9.29%, 04/15/2029	1.09%
Staples, Inc., 10.75%, 09/01/2029	0.94%
Rakuten Group, Inc., 9.75%, 04/15/2029	0.93%
Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 09/15/2029	0.87%
Imola Merger Corp., 4.75%, 05/15/2029	0.82%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJT-SAR
Invesco BulletShares 2029 High Yield Corporate Bond ETF

Invesco BulletShares 2029 Municipal Bond ETF

BSMT | The Nasdaq Stock Market LLC

SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2029 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2029 Municipal Bond ETF	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$254,357,139
Total number of portfolio holdings	1,718
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority, Series 2025 B-2, RB, 5.00%, 03/15/2029	0.52%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2029	0.50%
New York (City of), NY, Series 2019 B-1, GO Bonds, 5.00%, 10/01/2031	0.50%
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB, 5.00%, 11/15/2029	0.44%
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB, 5.00%, 11/01/2035	0.37%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB, 5.00%, 07/01/2029	0.36%
New Jersey (State of) Turnpike Authority, Series 2019 A, RB, 5.00%, 01/01/2048	0.34%
California (State of), Series 2019, GO Bonds, 5.00%, 11/01/2029	0.33%
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds, 5.00%, 07/15/2029	0.32%
University of California, Series 2024 BX, RB, 5.00%, 05/15/2029	0.32%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMT-SAR
Invesco BulletShares 2029 Municipal Bond ETF

Invesco BulletShares 2030 Corporate Bond ETF
BSCU | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2030 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2030 Corporate Bond ETF	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,464,017,706
Total number of portfolio holdings	449
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Boeing Co. (The), 5.15%, 05/01/2030	1.22%
Meta Platforms, Inc., 4.20%, 11/15/2030	1.05%
Pacific Gas and Electric Co., 4.55%, 07/01/2030	0.81%
Oracle Corp., 4.45%, 09/26/2030	0.77%
Amgen, Inc., 5.25%, 03/02/2030	0.75%
Citibank N.A., 4.91%, 05/29/2030	0.67%
Alphabet, Inc., 4.10%, 11/15/2030	0.66%
Amazon.com, Inc., 4.10%, 11/20/2030	0.66%
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030	0.60%
Philip Morris International, Inc., 5.13%, 02/15/2030	0.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCU-SAR
Invesco BulletShares 2030 Corporate Bond ETF

Invesco BulletShares 2030 High Yield Corporate Bond ETF
BSJU | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2030 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2030 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$254,018,677
Total number of portfolio holdings	228
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
HUB International Ltd., 7.25%, 06/15/2030	1.84%
WULF Compute LLC, 7.75%, 10/15/2030	1.81%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	1.57%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030	1.52%
DaVita, Inc., 4.63%, 06/01/2030	1.47%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2030	1.45%
APLD ComputeCo LLC, 9.25%, 12/15/2030	1.35%
athenahealth Group, Inc., 6.50%, 02/15/2030	1.20%
VoltaGrid LLC, 7.38%, 11/01/2030	1.14%
Tenet Healthcare Corp., 6.13%, 06/15/2030	1.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJU-SAR
Invesco BulletShares 2030 High Yield Corporate Bond ETF

Invesco BulletShares 2030 Municipal Bond ETF
BSMU | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2030 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2030 Municipal Bond ETF	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$244,723,631
Total number of portfolio holdings	1,581
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	0.63%
California (State of), Series 2020, GO Bonds, 4.00%, 03/01/2036	0.57%
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB, 5.00%, 07/01/2030	0.46%
California (State of), Series 2020, GO Bonds, 5.00%, 03/01/2035	0.46%
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 5.00%, 07/01/2035	0.44%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB, 5.00%, 11/15/2049	0.44%
New York State Urban Development Corp., Series 2020 C, Ref. RB, 5.00%, 03/15/2047	0.43%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.00%, 11/15/2050	0.42%
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB, 5.00%, 02/15/2034	0.40%
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds, 5.00%, 08/01/2030	0.36%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMU-SAR
Invesco BulletShares 2030 Municipal Bond ETF

Invesco BulletShares 2031 Corporate Bond ETF
BSCV | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2031 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2031 Corporate Bond ETF	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,652,545,607
Total number of portfolio holdings	382
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Verizon Communications, Inc., 2.55%, 03/21/2031	1.00%
Orange S.A., 9.00%, 03/01/2031	0.90%
Oracle Corp., 2.88%, 03/25/2031	0.89%
AT&T, Inc., 2.75%, 06/01/2031	0.84%
Amazon.com, Inc., 2.10%, 05/12/2031	0.82%
Cisco Systems, Inc., 4.95%, 02/26/2031	0.79%
Broadcom, Inc., 2.45%, 02/15/2031	0.77%
Apple, Inc., 1.65%, 02/08/2031	0.75%
Oracle Corp., 4.95%, 02/04/2031	0.73%
Walt Disney Co. (The), 2.65%, 01/13/2031	0.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCV-SAR
Invesco BulletShares 2031 Corporate Bond ETF

Invesco BulletShares 2031 High Yield Corporate Bond ETF
BSJV | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2031 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2031 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$82,021,939
Total number of portfolio holdings	181
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Panther Escrow Issuer LLC, 7.13%, 06/01/2031	2.07%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/2031	1.84%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	1.68%
UKG, Inc., 6.88%, 02/01/2031	1.64%
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031	1.57%
Venture Global LNG, Inc., 8.38%, 06/01/2031	1.52%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031	1.40%
Black Pearl Compute LLC, 6.13%, 02/15/2031	1.39%
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031	1.38%
CoreWeave, Inc., 9.00%, 02/01/2031	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJV-SAR
Invesco BulletShares 2031 High Yield Corporate Bond ETF

Invesco BulletShares 2031 Municipal Bond ETF
BSMV | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2031 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2031 Municipal Bond ETF	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$175,363,281
Total number of portfolio holdings	1,387
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	0.71%
New Jersey (State of), Series 2020 A, GO Bonds, 4.00%, 06/01/2031	0.68%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.65%
University of California (Limited), Series 2021 Q, Ref. RB, 5.00%, 05/15/2046	0.36%
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, 4.00%, 08/15/2048	0.36%
California (State of), Series 2021, Ref. GO Bonds, 4.00%, 10/01/2041	0.34%
California (State of), Series 2021, Ref. GO Bonds, 5.00%, 09/01/2041	0.34%
California (State of) (Bid Group C), Series 2021 C, Ref. GO Bonds, 5.00%, 10/01/2031	0.33%
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds, 5.00%, 09/01/2031	0.33%
Intermountain Power Agency, Series 2022 A, Ref. RB, 5.00%, 07/01/2045	0.33%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMV-SAR
Invesco BulletShares 2031 Municipal Bond ETF

Invesco BulletShares 2032 Corporate Bond ETF
BSCW | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2032 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2032 Corporate Bond ETF	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,417,656,492
Total number of portfolio holdings	321
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., 4.60%, 11/15/2032	1.42%
Verizon Communications, Inc., 2.36%, 03/15/2032	1.38%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/2032	1.30%
Meta Platforms, Inc., 3.85%, 08/15/2032	1.02%
Oracle Corp., 4.80%, 09/26/2032	1.01%
Sprint Capital Corp., 8.75%, 03/15/2032	0.85%
Amazon.com, Inc., 3.60%, 04/13/2032	0.85%
Oracle Corp., 6.25%, 11/09/2032	0.83%
Amazon.com, Inc., 4.70%, 12/01/2032	0.81%
Ford Motor Co., 3.25%, 02/12/2032	0.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCW-SAR
Invesco BulletShares 2032 Corporate Bond ETF

Invesco BulletShares 2032 High Yield Corporate Bond ETF
BSJW | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2032 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2032 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$35,875,479
Total number of portfolio holdings	173
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
1261229 BC Ltd., 10.00%, 04/15/2032	3.64%
Quikrete Holdings, Inc., 6.38%, 03/01/2032	2.55%
Asurion LLC and Asurion Co-Issuer, Inc., 8.00%, 12/31/2032	2.20%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 05/01/2032	1.66%
Discovery Global Holdings, Inc., 4.28%, 03/15/2032	1.54%
QXO Building Products, Inc., 6.75%, 04/30/2032	1.44%
TransDigm, Inc., 6.63%, 03/01/2032	1.42%
Venture Global LNG, Inc., 9.88%, 02/01/2032	1.31%
IQVIA, Inc., 6.25%, 06/01/2032	1.26%
HUB International Ltd., 7.38%, 01/31/2032	1.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJW-SAR
Invesco BulletShares 2032 High Yield Corporate Bond ETF

Invesco BulletShares 2032 Municipal Bond ETF
BSMW | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2032 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2032 Municipal Bond ETF	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$165,652,638
Total number of portfolio holdings	1,603
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.50%
University of California, Series 2022 BK, RB, 5.00%, 05/15/2052	0.49%
New Jersey (State of), Series 2020 A, GO Bonds, 4.00%, 06/01/2032	0.48%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	0.47%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 05/01/2052	0.46%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB, 5.00%, 12/01/2032	0.44%
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB, 5.00%, 11/15/2051	0.38%
California (State of), Series 2022, Ref. GO Bonds, 5.00%, 09/01/2035	0.38%
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB, 5.00%, 02/01/2047	0.37%
Texas (State of) Transportation Commission State Highway Fund, Series 2024, Ref. RB, 5.00%, 10/01/2032	0.37%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMW-SAR
Invesco BulletShares 2032 Municipal Bond ETF

Invesco BulletShares 2033 Corporate Bond ETF
BSCX | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2033 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2033 Corporate Bond ETF	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$941,187,689
Total number of portfolio holdings	263
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Amgen, Inc., 5.25%, 03/02/2033	1.74%
AT&T, Inc., 2.55%, 12/01/2033	1.27%
Oracle Corp., 5.35%, 05/04/2033	1.12%
T-Mobile USA, Inc., 5.05%, 07/15/2033	1.05%
Enbridge, Inc., 5.70%, 03/08/2033	0.96%
Philip Morris International, Inc., 5.38%, 02/15/2033	0.93%
Intel Corp., 5.20%, 02/10/2033	0.91%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	0.90%
Banco Santander S.A., 6.92%, 08/08/2033	0.90%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.83%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCX-SAR
Invesco BulletShares 2033 Corporate Bond ETF

Invesco BulletShares 2033 High Yield Corporate Bond ETF
BSJX | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2033 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2033 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$7,636,746
Total number of portfolio holdings	125
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
TransDigm, Inc., 6.38%, 05/31/2033	2.41%
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/2033	1.95%
Level 3 Financing, Inc., 6.88%, 06/30/2033	1.90%
Olympus Water US Holding Corp., 7.25%, 02/15/2033	1.70%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 02/01/2033	1.61%
Viking Cruises Ltd., 5.88%, 10/15/2033	1.60%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 06/01/2033	1.52%
Quikrete Holdings, Inc., 6.75%, 03/01/2033	1.50%
TransDigm, Inc., 6.00%, 01/15/2033	1.47%
United Rentals (North America), Inc., 5.38%, 11/15/2033	1.45%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJX-SAR
Invesco BulletShares 2033 High Yield Corporate Bond ETF

Invesco BulletShares 2033 Municipal Bond ETF
BSSX | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2033 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2033 Municipal Bond ETF	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$120,440,725
Total number of portfolio holdings	1,364
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
California (State of), Series 2023, GO Bonds, 5.25%, 09/01/2053	0.59%
Jefferson (County of), AL, Series 2024, Ref. RB, 5.25%, 10/01/2045	0.54%
New York (State of) Dormitory Authority, Series 2019, RB, 2.00%, 07/01/2033	0.51%
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB, 5.00%, 12/01/2039	0.47%
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB, 5.00%, 06/15/2046	0.46%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 1999, RB, 5.00%, 07/01/2033	0.46%
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.25%, 05/01/2048	0.44%
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts., 5.25%, 10/01/2043	0.40%
New Jersey (State of) Turnpike Authority, Series 2022 B, RB, 5.00%, 01/01/2046	0.40%
California (State of), Series 2016, Ref. GO Bonds, 3.00%, 09/01/2033	0.38%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSSX-SAR
Invesco BulletShares 2033 Municipal Bond ETF

Invesco BulletShares 2034 Corporate Bond ETF
BSCY | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2034 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2034 Corporate Bond ETF	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$480,046,924
Total number of portfolio holdings	299
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
AbbVie, Inc., 5.05%, 03/15/2034	1.09%
Broadcom, Inc., 3.47%, 04/15/2034	1.07%
AT&T, Inc., 5.40%, 02/15/2034	1.03%
Boeing Co. (The), 6.53%, 05/01/2034	1.00%
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	0.93%
Cisco Systems, Inc., 5.05%, 02/26/2034	0.93%
Meta Platforms, Inc., 4.75%, 08/15/2034	0.90%
Kroger Co. (The), 5.00%, 09/15/2034	0.80%
Citibank N.A., 5.57%, 04/30/2034	0.76%
UnitedHealth Group, Inc., 5.15%, 07/15/2034	0.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCY-SAR
Invesco BulletShares 2034 Corporate Bond ETF

Invesco BulletShares 2034 Municipal Bond ETF
BSMY | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2034 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2034 Municipal Bond ETF	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$104,800,768
Total number of portfolio holdings	1,553
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB, 5.25%, 05/15/2064	0.46%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2054	0.43%
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB, 3.00%, 11/15/2034	0.39%
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2024, RB, 5.50%, 11/01/2047	0.37%
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2025, RB, 5.00%, 12/01/2034	0.35%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB, 5.00%, 06/15/2039	0.34%
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds, 5.00%, 01/15/2039	0.34%
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, 5.00%, 12/01/2054	0.33%
New York (City of), NY Transitional Finance Authority, Series 2024, RB, 5.25%, 05/01/2051	0.33%
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB, 5.25%, 07/01/2052	0.33%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMY-SAR
Invesco BulletShares 2034 Municipal Bond ETF

Invesco BulletShares 2035 Corporate Bond ETF
BSCZ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2035 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2035 Corporate Bond ETF	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$195,466,905
Total number of portfolio holdings	316
Portfolio turnover rate	4%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., 4.88%, 11/15/2035	2.24%
Oracle Corp., 5.20%, 09/26/2035	1.32%
Alphabet, Inc., 4.70%, 11/15/2035	1.21%
Amazon.com, Inc., 4.65%, 11/20/2035	1.20%
Broadcom, Inc., 5.20%, 07/15/2035	0.88%
AbbVie, Inc., 4.50%, 05/14/2035	0.84%
Synopsys, Inc., 5.15%, 04/01/2035	0.84%
AT&T, Inc., 4.50%, 05/15/2035	0.83%
Verizon Communications, Inc., 5.25%, 04/02/2035	0.79%
Verizon Communications, Inc., 4.78%, 02/15/2035	0.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCZ-SAR
Invesco BulletShares 2035 Corporate Bond ETF

Invesco BulletShares 2035 Municipal Bond ETF
BSMZ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco BulletShares 2035 Municipal Bond ETF (the “Fund”) for the period September 15, 2025 (commencement of operations) to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2035 Municipal Bond ETF	$8	0.18%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$38,756,730
Total number of portfolio holdings	989
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.04%
California (State of), Series 2025, GO Bonds, 5.00%, 03/01/2055	0.65%
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB, 5.00%, 10/01/2042	0.59%
California (State of) Health Facilities Financing Authority(Adventist Health System), Series 2025, RB, 5.00%, 12/01/2035	0.58%
New York (City of), NY, Subseries 2025 G-1, GO Bonds, 5.00%, 02/01/2035	0.54%
University of California, Series 2025, RB, 5.00%, 05/15/2039	0.53%
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025, Ref. RB, 5.00%, 10/01/2039	0.52%
Colorado Springs (City of), CO, Series 2022 A, RB, 5.00%, 11/15/2039	0.52%
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2025, Ref. RB, 5.50%, 08/15/2055	0.51%
Omaha (City of), NE Public Power District, Series 2025 B, RB, 5.00%, 02/01/2055	0.49%
* Excluding money market fund holdings, if any.
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMZ-SAR
Invesco BulletShares 2035 Municipal Bond ETF

Invesco International Developed Dynamic Multifactor ETF
IMFL | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco International Developed Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Developed Dynamic Multifactor ETF	$19	0.34%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$978,823,633
Total number of portfolio holdings	913
Portfolio turnover rate	104%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
SK Square Co. Ltd.	1.40%
Sumitomo Electric Industries Ltd.	0.95%
Woori Financial Group, Inc.	0.93%
Mitsui Kinzoku Co. Ltd.	0.85%
Banco BPM S.p.A.	0.79%
Hana Financial Group, Inc.	0.77%
Furukawa Electric Co. Ltd.	0.75%
Banca Monte dei Paschi di Siena S.p.A.	0.70%
Banco de Sabadell S.A.	0.68%
Centrica PLC	0.66%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IMFL-SAR
Invesco International Developed Dynamic Multifactor ETF

Invesco Investment Grade Defensive ETF
IIGD | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Investment Grade Defensive ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Investment Grade Defensive ETF	$7	0.13%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$31,168,794
Total number of portfolio holdings	166
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Johnson & Johnson, 1.30%, 09/01/2030	0.65%
Ferguson Finance PLC, 4.50%, 10/24/2028	0.65%
Xilinx, Inc., 2.38%, 06/01/2030	0.65%
Metropolitan Life Global Funding I, 2.95%, 04/09/2030	0.65%
Costco Wholesale Corp., 1.60%, 04/20/2030	0.64%
Florida Power & Light Co., 2.45%, 02/03/2032	0.64%
Georgia-Pacific LLC, 2.30%, 04/30/2030	0.64%
Equitable Financial Life Global Funding, 1.80%, 03/08/2028	0.64%
Coca-Cola Co. (The), 2.25%, 01/05/2032	0.64%
Momentive Performance Materials, Inc., 4.13%, 10/22/2028	0.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IIGD-SAR
Invesco Investment Grade Defensive ETF

Invesco RAFITM Strategic US ETF
IUS | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco RAFITM Strategic US ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco RAFITM Strategic US ETF	$10	0.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$736,485,591
Total number of portfolio holdings	547
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	6.47%
Apple, Inc.	4.44%
Exxon Mobil Corp.	2.87%
Microsoft Corp.	2.29%
Berkshire Hathaway, Inc., Class B	2.26%
Amazon.com, Inc.	2.14%
Meta Platforms, Inc., Class A	2.11%
Chevron Corp.	1.77%
NVIDIA Corp.	1.72%
Johnson & Johnson	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IUS-SAR
Invesco RAFITM Strategic US ETF

Invesco Russell 1000® Dynamic Multifactor ETF
OMFL | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Russell 1000® Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Russell 1000® Dynamic Multifactor ETF	$15	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,425,569,287
Total number of portfolio holdings	931
Portfolio turnover rate	57%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.69%
Apple, Inc.	4.14%
Meta Platforms, Inc., Class A	3.31%
Microsoft Corp.	2.90%
Amazon.com, Inc.	2.51%
Micron Technology, Inc.	2.38%
Alphabet, Inc., Class A	1.76%
Alphabet, Inc., Class C	1.43%
Applied Materials, Inc.	1.04%
Tesla, Inc.	1.03%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OMFL-SAR
Invesco Russell 1000® Dynamic Multifactor ETF

Invesco Russell 2000® Dynamic Multifactor ETF
OMFS | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Russell 2000® Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Russell 2000® Dynamic Multifactor ETF	$20	0.39%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$275,628,242
Total number of portfolio holdings	1,675
Portfolio turnover rate	64%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Terex Corp.	0.47%
Dana, Inc.	0.43%
Compass, Inc., Class A	0.39%
Constellium SE	0.35%
Herbalife Ltd.	0.35%
Praxis Precision Medicines, Inc.	0.30%
Peabody Energy Corp.	0.28%
Viasat, Inc.	0.28%
International Seaways, Inc.	0.27%
Delek US Holdings, Inc.	0.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OMFS-SAR
Invesco Russell 2000® Dynamic Multifactor ETF

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Invesco Semi-Annual Financial Statements and Other Information
February 28, 2026
BSCQ	Invesco BulletShares 2026 Corporate Bond ETF
BSCR	Invesco BulletShares 2027 Corporate Bond ETF
BSCS	Invesco BulletShares 2028 Corporate Bond ETF
BSCT	Invesco BulletShares 2029 Corporate Bond ETF
BSCU	Invesco BulletShares 2030 Corporate Bond ETF
BSCV	Invesco BulletShares 2031 Corporate Bond ETF
BSCW	Invesco BulletShares 2032 Corporate Bond ETF
BSCX	Invesco BulletShares 2033 Corporate Bond ETF
BSCY	Invesco BulletShares 2034 Corporate Bond ETF
BSCZ	Invesco BulletShares 2035 Corporate Bond ETF
BSJQ	Invesco BulletShares 2026 High Yield Corporate Bond ETF
BSJR	Invesco BulletShares 2027 High Yield Corporate Bond ETF
BSJS	Invesco BulletShares 2028 High Yield Corporate Bond ETF
BSJT	Invesco BulletShares 2029 High Yield Corporate Bond ETF
BSJU	Invesco BulletShares 2030 High Yield Corporate Bond ETF
BSJV	Invesco BulletShares 2031 High Yield Corporate Bond ETF
BSJW	Invesco BulletShares 2032 High Yield Corporate Bond ETF
BSJX	Invesco BulletShares 2033 High Yield Corporate Bond ETF
BSMQ	Invesco BulletShares 2026 Municipal Bond ETF
BSMR	Invesco BulletShares 2027 Municipal Bond ETF
BSMS	Invesco BulletShares 2028 Municipal Bond ETF
BSMT	Invesco BulletShares 2029 Municipal Bond ETF
BSMU	Invesco BulletShares 2030 Municipal Bond ETF
BSMV	Invesco BulletShares 2031 Municipal Bond ETF
BSMW	Invesco BulletShares 2032 Municipal Bond ETF
BSSX	Invesco BulletShares 2033 Municipal Bond ETF
BSMY	Invesco BulletShares 2034 Municipal Bond ETF
BSMZ	Invesco BulletShares 2035 Municipal Bond ETF

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
February 28, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-100.96%
Aerospace & Defense-0.85%
General Dynamics Corp.
1.15%, 06/01/2026	$5,879,000	$5,840,374
2.13%, 08/15/2026(b)	5,959,000	5,915,655
RTX Corp.
2.65%, 11/01/2026	8,625,000	8,559,911
5.75%, 11/08/2026	14,888,000	15,058,668
		35,374,608
Air Freight & Logistics-0.36%
FedEx Corp., 3.25%, 04/01/2026	8,899,000	8,893,069
United Parcel Service, Inc., 2.40%, 11/15/2026	5,969,000	5,914,586
		14,807,655
Automobiles-4.36%
American Honda Finance Corp.
5.25%, 07/07/2026	11,301,000	11,358,451
1.30%, 09/09/2026(b)	8,939,000	8,822,780
2.30%, 09/09/2026	5,199,000	5,157,274
4.40%, 10/05/2026	8,321,000	8,348,074
Ford Motor Co., 4.35%, 12/08/2026(b)	17,888,000	17,887,651
Ford Motor Credit Co. LLC
6.95%, 06/10/2026	10,683,000	10,738,698
2.70%, 08/10/2026	15,478,000	15,373,940
5.13%, 11/05/2026	13,380,000	13,459,117
PACCAR Financial Corp.
4.45%, 03/30/2026(b)	5,904,000	5,905,969
5.20%, 11/09/2026	5,879,000	5,936,028
Toyota Motor Corp. (Japan)
1.34%, 03/25/2026	9,219,000	9,203,004
5.28%, 07/13/2026(b)	5,959,000	5,982,337
Toyota Motor Credit Corp.
5.20%, 05/15/2026	9,039,000	9,064,556
4.45%, 05/18/2026	16,692,000	16,715,000
1.13%, 06/18/2026(b)	10,319,000	10,236,260
4.55%, 08/07/2026(b)	9,139,000	9,167,537
5.00%, 08/14/2026	7,703,000	7,743,570
5.40%, 11/20/2026(b)	9,363,000	9,467,328
		180,567,574
Banks-25.97%
Bank of America Corp.
4.45%, 03/03/2026	21,427,000	21,427,227
3.50%, 04/19/2026	29,807,000	29,787,169
4.25%, 10/22/2026	23,847,000	23,886,104
Bank of America N.A., 5.53%, 08/18/2026	20,494,000	20,620,665
Bank of Montreal (Canada)
5.30%, 06/05/2026(b)	13,944,000	13,992,174
5.27%, 12/11/2026(b)	13,712,000	13,859,869
Bank of Nova Scotia (The) (Canada)
1.05%, 03/02/2026	8,751,000	8,751,000
1.35%, 06/24/2026(b)	7,709,000	7,648,489
1.30%, 09/15/2026	9,313,000	9,186,603
5.35%, 12/07/2026	13,712,000	13,874,542
Barclays PLC (United Kingdom), 5.20%, 05/12/2026	24,445,000	24,499,409
	Principal Amount	Value
Banks-(continued)
BPCE S.A. (France), 3.38%, 12/02/2026	$6,215,000	$ 6,191,198
Canadian Imperial Bank of Commerce (Canada), 5.93%, 10/02/2026(b)	8,745,000	8,847,329
Capital One N.A., 3.45%, 07/27/2026(b)	10,357,000	10,338,504
Citibank N.A.
5.44%, 04/30/2026	23,848,000	23,877,485
4.93%, 08/06/2026	17,887,000	17,955,834
5.49%, 12/04/2026(b)	23,847,000	24,107,983
Citigroup, Inc.
4.60%, 03/09/2026	17,888,000	17,889,781
3.40%, 05/01/2026(b)	23,845,000	23,822,768
3.20%, 10/21/2026	30,946,000	30,822,805
4.30%, 11/20/2026	10,349,000	10,368,162
Cooperatieve Rabobank U.A. (Netherlands)
3.75%, 07/21/2026	17,884,000	17,861,669
4.33%, 08/28/2026(b)	5,151,000	5,163,042
5.50%, 10/05/2026(b)	7,231,000	7,300,805
HSBC Holdings PLC (United Kingdom)
4.30%, 03/08/2026	19,196,000	19,198,906
4.38%, 11/23/2026	9,237,000	9,262,723
JPMorgan Chase & Co.
3.30%, 04/01/2026	26,377,000	26,364,826
3.20%, 06/15/2026	18,064,000	18,031,423
2.95%, 10/01/2026(b)	35,766,000	35,580,290
7.63%, 10/15/2026	5,862,000	5,984,323
4.13%, 12/15/2026	23,844,000	23,879,230
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	32,786,000	33,085,853
KeyBank N.A., 3.40%, 05/20/2026	6,149,000	6,139,347
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	17,885,000	17,891,653
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.85%, 03/01/2026	21,892,000	21,892,000
2.76%, 09/13/2026(b)	10,347,000	10,285,757
Mizuho Financial Group, Inc. (Japan), 2.84%, 09/13/2026(b)	10,353,000	10,299,007
Morgan Stanley Bank N.A.
4.75%, 04/21/2026(b)	15,517,000	15,519,508
5.88%, 10/30/2026(b)	17,028,000	17,235,192
NatWest Group PLC (United Kingdom), 4.80%, 04/05/2026	17,886,000	17,897,597
PNC Financial Services Group, Inc. (The), 1.15%, 08/13/2026	7,541,000	7,451,419
Royal Bank of Canada (Canada)
1.15%, 07/14/2026	7,709,000	7,632,483
5.20%, 07/20/2026	10,349,000	10,400,313
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.78%, 03/09/2026(b)	13,818,000	13,817,840
5.88%, 07/13/2026(b)	8,748,000	8,811,791
2.63%, 07/14/2026(b)	26,827,000	26,708,651
1.40%, 09/17/2026(b)	23,847,000	23,540,598
3.01%, 10/19/2026(b)	15,528,000	15,450,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Banks-(continued)
Toronto-Dominion Bank (The) (Canada)
5.53%, 07/17/2026(b)	$21,456,000	$21,584,746
5.26%, 12/11/2026(b)	5,179,000	5,237,327
4.57%, 12/17/2026	16,692,000	16,788,994
Truist Bank
3.30%, 05/15/2026	7,734,000	7,722,090
3.80%, 10/30/2026(b)	8,786,000	8,778,174
U.S. Bancorp
Series V, 2.38%, 07/22/2026	16,094,000	16,010,858
Series W, 3.10%, 04/27/2026	10,279,000	10,266,218
UBS AG (Switzerland)
1.25%, 06/01/2026(b)	10,066,000	9,999,015
1.25%, 08/07/2026	19,446,000	19,231,134
Wells Fargo & Co.
3.00%, 04/22/2026	41,728,000	41,675,298
4.10%, 06/03/2026	29,052,000	29,066,629
3.00%, 10/23/2026	41,725,000	41,481,115
Wells Fargo Bank N.A.
5.45%, 08/07/2026(b)	26,229,000	26,374,963
5.25%, 12/11/2026	26,827,000	27,116,141
		1,075,774,483
Beverages-1.47%
Constellation Brands, Inc., 3.70%, 12/06/2026	7,185,000	7,173,410
Diageo Capital PLC (United Kingdom), 5.38%, 10/05/2026(b)	9,517,000	9,585,555
Molson Coors Beverage Co., 3.00%, 07/15/2026	23,827,000	23,729,753
PepsiCo, Inc.
2.38%, 10/06/2026	11,919,000	11,818,231
5.13%, 11/10/2026	8,321,000	8,391,978
		60,698,927
Biotechnology-3.19%
AbbVie, Inc.
3.20%, 05/14/2026	23,847,053	23,816,051
2.95%, 11/21/2026	47,583,000	47,290,525
Amgen, Inc., 2.60%, 08/19/2026	14,898,000	14,812,550
Gilead Sciences, Inc., 3.65%, 03/01/2026	28,366,000	28,366,000
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026(b)	17,870,000	17,803,871
		132,088,997
Broadline Retail-1.00%
Amazon.com, Inc., 1.00%, 05/12/2026	32,786,000	32,611,013
eBay, Inc., 1.40%, 05/10/2026(b)	8,899,000	8,855,180
		41,466,193
Capital Markets-6.61%
Ameriprise Financial, Inc., 2.88%, 09/15/2026	5,899,000	5,869,632
Ares Capital Corp., 2.15%, 07/15/2026	11,899,000	11,789,367
Bank of New York Mellon Corp. (The)
2.80%, 05/04/2026	7,709,000	7,694,757
2.45%, 08/17/2026(b)	7,709,000	7,664,520
1.05%, 10/15/2026	4,679,000	4,599,841
Blackstone Secured Lending Fund, 2.75%, 09/16/2026	8,374,000	8,282,805
	Principal Amount	Value
Capital Markets-(continued)
Blue Owl Capital Corp., 3.40%, 07/15/2026(b)	$11,899,000	$ 11,796,957
Brookfield Finance, Inc. (Canada), 4.25%, 06/02/2026	5,959,000	5,960,495
Charles Schwab Corp. (The)
0.90%, 03/11/2026(b)	12,898,000	12,888,146
1.15%, 05/13/2026	11,849,000	11,785,782
5.88%, 08/24/2026	11,849,000	11,944,628
Deutsche Bank AG (Germany), 1.69%, 03/19/2026	8,474,000	8,465,099
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/2026	32,786,000	32,723,655
Morgan Stanley
3.13%, 07/27/2026	35,766,000	35,649,350
6.25%, 08/09/2026	7,461,000	7,536,278
4.35%, 09/08/2026	26,827,000	26,891,013
Nasdaq, Inc., 3.85%, 06/30/2026(b)	5,085,000	5,084,288
Nomura Holdings, Inc. (Japan), 1.65%, 07/14/2026(b)	14,903,000	14,780,394
State Street Corp.
2.65%, 05/19/2026	7,699,000	7,679,506
5.27%, 08/03/2026(b)	14,310,000	14,372,771
UBS Group AG (Switzerland), 4.55%, 04/17/2026	20,494,000	20,507,339
		273,966,623
Chemicals-0.70%
Ecolab, Inc., 2.70%, 11/01/2026(b)	8,899,000	8,844,140
EIDP, Inc., 4.50%, 05/15/2026	7,145,000	7,147,060
PPG Industries, Inc., 1.20%, 03/15/2026	7,266,000	7,257,520
Westlake Corp., 3.60%, 08/15/2026(b)	5,910,000	5,899,010
		29,147,730
Commercial Services & Supplies-0.63%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/2026	11,919,000	11,797,057
Republic Services, Inc., 2.90%, 07/01/2026(b)	5,899,000	5,880,142
Veralto Corp., 5.50%, 09/18/2026	8,281,000	8,339,015
		26,016,214
Communications Equipment-0.43%
Cisco Systems, Inc., 2.50%, 09/20/2026	17,878,300	17,760,858
Consumer Finance-2.12%
American Express Co., 1.65%, 11/04/2026(b)	11,384,000	11,223,271
Capital One Financial Corp., 3.75%, 07/28/2026	17,888,000	17,861,780
General Motors Financial Co., Inc.
5.25%, 03/01/2026	12,898,650	12,898,650
5.40%, 04/06/2026	19,022,000	19,042,928
1.50%, 06/10/2026	14,278,000	14,182,310
4.00%, 10/06/2026	7,739,000	7,740,793
Synchrony Financial, 3.70%, 08/04/2026	4,679,000	4,670,036
		87,619,768
Consumer Staples Distribution & Retail-1.34%
Kroger Co. (The), 2.65%, 10/15/2026	8,979,000	8,914,964
Sysco Corp., 3.30%, 07/15/2026(b)	11,919,000	11,892,279

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
Target Corp., 2.50%, 04/15/2026	$11,919,000	$ 11,898,795
Walmart, Inc.
4.00%, 04/15/2026	7,959,000	7,959,566
1.05%, 09/17/2026(b)	14,898,000	14,683,986
		55,349,590
Containers & Packaging-0.14%
Sonoco Products Co., 4.45%, 09/01/2026	5,899,000	5,911,086
Diversified Telecommunication Services-0.75%
AT&T, Inc., 1.70%, 03/25/2026	30,936,000	30,890,962
Electric Utilities-3.54%
Commonwealth Edison Co., 2.55%, 06/15/2026	5,945,000	5,923,025
Duke Energy Carolinas LLC, 2.95%, 12/01/2026(b)	7,185,000	7,140,984
Duke Energy Corp., 2.65%, 09/01/2026	17,898,000	17,783,553
Emera US Finance L.P. (Canada), 3.55%, 06/15/2026	8,899,000	8,881,820
Entergy Corp., 2.95%, 09/01/2026	8,899,000	8,854,080
Exelon Corp., 3.40%, 04/15/2026	8,939,000	8,932,071
Florida Power & Light Co., 4.45%, 05/15/2026(b)	5,959,000	5,963,529
Fortis, Inc. (Canada), 3.06%, 10/04/2026	13,041,000	12,961,924
National Rural Utilities Cooperative Finance Corp.
4.45%, 03/13/2026(b)	6,185,000	6,182,612
1.00%, 06/15/2026	7,085,000	7,026,931
PPL Capital Funding, Inc., 3.10%, 05/15/2026	7,763,000	7,747,882
San Diego Gas & Electric Co., 2.50%, 05/15/2026	5,199,000	5,183,955
Southern California Edison Co.
5.35%, 03/01/2026	6,185,000	6,185,000
4.40%, 09/06/2026(b)	5,879,000	5,889,267
Southern Co. (The), 3.25%, 07/01/2026	20,808,000	20,765,421
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026	5,116,000	5,110,314
Xcel Energy, Inc., 3.35%, 12/01/2026	5,899,000	5,874,028
		146,406,396
Electrical Equipment-0.21%
Emerson Electric Co., 0.88%, 10/15/2026(b)	8,979,000	8,823,194
Electronic Equipment, Instruments & Components-0.62%
Avnet, Inc., 4.63%, 04/15/2026	6,477,000	6,476,850
Jabil, Inc., 1.70%, 04/15/2026	5,899,000	5,880,378
TD SYNNEX Corp., 1.75%, 08/09/2026	8,342,000	8,252,718
Vontier Corp., 1.80%, 04/01/2026	5,159,000	5,147,437
		25,757,383
Energy Equipment & Services-0.17%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, 12/15/2026(b)	7,145,000	7,046,369
Entertainment-0.73%
Netflix, Inc., 4.38%, 11/15/2026	11,919,000	11,966,957
	Principal Amount	Value
Entertainment-(continued)
Take-Two Interactive Software, Inc., 5.00%, 03/28/2026	$6,517,000	$ 6,520,074
TWDC Enterprises 18 Corp., 1.85%, 07/30/2026	11,919,000	11,826,626
		30,313,657
Financial Services-5.01%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 2.45%, 10/29/2026	44,705,000	44,279,452
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	29,807,000	29,795,704
Blackstone Private Credit Fund, 2.63%, 12/15/2026	14,809,000	14,578,888
Block, Inc., 2.75%, 06/01/2026	11,919,000	11,875,462
Fidelity National Information Services, Inc., 1.15%, 03/01/2026(b)	12,898,000	12,898,000
Fiserv, Inc., 3.20%, 07/01/2026	23,861,000	23,784,771
Global Payments, Inc.
1.20%, 03/01/2026	11,335,000	11,335,000
4.80%, 04/01/2026	8,938,569	8,942,180
Mastercard, Inc., 2.95%, 11/21/2026(b)	8,979,000	8,929,124
PayPal Holdings, Inc., 2.65%, 10/01/2026(b)	14,898,000	14,794,587
State Street Bank and Trust Co., 4.59%, 11/25/2026(b)	13,710,000	13,800,166
Voya Financial, Inc., 3.65%, 06/15/2026	5,293,000	5,288,001
Western Union Co. (The), 1.35%, 03/15/2026	7,112,000	7,103,934
		207,405,269
Food Products-1.67%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026(b)	11,919,000	11,849,012
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	8,321,000	8,293,986
Conagra Brands, Inc., 5.30%, 10/01/2026	5,899,000	5,935,783
Hershey Co. (The), 2.30%, 08/15/2026	5,959,000	5,920,955
Ingredion, Inc., 3.20%, 10/01/2026	5,899,000	5,873,438
Kellanova, 3.25%, 04/01/2026	8,939,000	8,933,722
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026	22,347,000	22,294,106
		69,101,002
Gas Utilities-0.14%
Southern California Gas Co., Series TT, 2.60%, 06/15/2026	5,959,000	5,937,569
Ground Transportation-0.94%
Canadian National Railway Co. (Canada), 2.75%, 03/01/2026	5,159,000	5,159,000
Canadian Pacific Railway Co. (Canada), 1.75%, 12/02/2026	11,899,000	11,717,853
CSX Corp., 2.60%, 11/01/2026	8,281,000	8,214,981
Norfolk Southern Corp., 2.90%, 06/15/2026	7,145,000	7,124,733
Union Pacific Corp., 2.75%, 03/01/2026	6,703,000	6,703,000
		38,919,567

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Health Care Equipment & Supplies-0.78%
Abbott Laboratories, 3.75%, 11/30/2026	$20,240,000	$ 20,244,579
Stryker Corp., 3.50%, 03/15/2026	11,913,000	11,909,786
		32,154,365
Health Care Providers & Services-3.09%
Cardinal Health, Inc., 4.70%, 11/15/2026	5,879,000	5,914,812
Cigna Group (The), 1.25%, 03/15/2026(b)	6,477,000	6,469,750
CVS Health Corp., 2.88%, 06/01/2026	20,848,000	20,797,157
Elevance Health, Inc., 1.50%, 03/15/2026(b)	7,799,000	7,791,252
HCA, Inc.
5.25%, 06/15/2026	17,878,000	17,890,230
5.38%, 09/01/2026	11,919,000	11,932,561
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	5,899,000	5,860,964
McKesson Corp., 1.30%, 08/15/2026	5,899,000	5,830,779
Quest Diagnostics, Inc., 3.45%, 06/01/2026(b)	5,899,000	5,892,083
UnitedHealth Group, Inc.
3.10%, 03/15/2026(b)	11,912,000	11,907,410
1.15%, 05/15/2026	11,917,000	11,851,138
4.75%, 07/15/2026(b)	7,743,000	7,769,204
Universal Health Services, Inc., 1.65%, 09/01/2026	8,281,000	8,173,144
		128,080,484
Health Care REITs-0.39%
Healthpeak OP LLC, 3.25%, 07/15/2026	7,763,000	7,742,119
Welltower OP LLC, 4.25%, 04/01/2026	8,321,000	8,319,476
		16,061,595
Hotels, Restaurants & Leisure-0.64%
Booking Holdings, Inc., 3.60%, 06/01/2026	11,897,000	11,886,355
Marriott International, Inc., Series R, 3.13%, 06/15/2026	8,899,000	8,879,949
Starbucks Corp., 2.45%, 06/15/2026(b)	5,959,000	5,934,028
		26,700,332
Household Durables-0.17%
DR Horton, Inc., 1.30%, 10/15/2026	7,145,000	7,033,602
Household Products-0.61%
Colgate-Palmolive Co., 4.80%, 03/02/2026	5,159,000	5,159,000
Procter & Gamble Co. (The)
1.00%, 04/23/2026	11,279,000	11,234,879
2.45%, 11/03/2026(b)	9,099,000	9,032,561
		25,426,440
Industrial Conglomerates-0.61%
3M Co., 2.25%, 09/19/2026(b)	7,763,000	7,695,476
Honeywell International, Inc., 2.50%, 11/01/2026(b)	17,858,000	17,715,916
		25,411,392
Insurance-1.72%
Allstate Corp. (The), 3.28%, 12/15/2026	6,617,000	6,590,130
	Principal Amount	Value
Insurance-(continued)
Arch Capital Finance LLC, 4.01%, 12/15/2026	$5,959,000	$ 5,959,934
Chubb INA Holdings LLC, 3.35%, 05/03/2026	17,878,000	17,858,569
Loews Corp., 3.75%, 04/01/2026	5,149,000	5,147,551
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	10,399,000	10,398,953
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026(b)	7,185,000	7,182,475
Old Republic International Corp., 3.88%, 08/26/2026(b)	6,517,000	6,513,390
Prudential Financial, Inc., 1.50%, 03/10/2026	5,199,000	5,195,985
Trinity Acquisition PLC, 4.40%, 03/15/2026(b)	6,477,000	6,476,892
		71,323,879
Interactive Media & Services-0.57%
Alphabet, Inc., 2.00%, 08/15/2026	23,897,000	23,704,449
IT Services-0.47%
CGI, Inc. (Canada), 1.45%, 09/14/2026(b)	7,082,000	6,986,034
DXC Technology Co., 1.80%, 09/15/2026	4,759,000	4,694,844
Kyndryl Holdings, Inc., 2.05%, 10/15/2026(b)	7,853,000	7,733,352
		19,414,230
Leisure Products-0.14%
Hasbro, Inc., 3.55%, 11/19/2026(b)	5,868,000	5,848,829
Life Sciences Tools & Services-0.60%
Illumina, Inc., 4.65%, 09/09/2026	5,959,000	5,980,106
Thermo Fisher Scientific, Inc.
4.95%, 08/10/2026	7,085,000	7,113,138
5.00%, 12/05/2026(b)	11,849,000	11,955,711
		25,048,955
Machinery-2.78%
Caterpillar Financial Services Corp.
0.90%, 03/02/2026	6,909,000	6,909,000
4.35%, 05/15/2026	17,260,000	17,275,384
1.15%, 09/14/2026(b)	5,959,000	5,876,148
4.45%, 10/16/2026	8,979,000	9,020,531
CNH Industrial Capital LLC, 1.45%, 07/15/2026(b)	7,145,000	7,073,765
Fortive Corp., 3.15%, 06/15/2026	10,683,000	10,646,231
Illinois Tool Works, Inc., 2.65%, 11/15/2026(b)	11,869,000	11,792,026
John Deere Capital Corp.
5.05%, 03/03/2026(b)	5,677,000	5,677,802
4.75%, 06/08/2026(b)	7,085,000	7,099,757
2.65%, 06/10/2026(b)	5,959,000	5,939,041
1.05%, 06/17/2026	6,477,000	6,424,666
5.15%, 09/08/2026	6,477,000	6,524,630
Wabtec Corp., 3.45%, 11/15/2026	8,899,000	8,869,008
Xylem, Inc., 3.25%, 11/01/2026(b)	5,959,000	5,934,190
		115,062,179

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Media-0.40%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$16,642,000	$ 16,639,314
Multi-Utilities-0.95%
Ameren Corp., 5.70%, 12/01/2026	7,185,000	7,265,343
CenterPoint Energy, Inc., 1.45%, 06/01/2026	5,897,000	5,859,288
Dominion Energy, Inc., Series A, 1.45%, 04/15/2026	6,656,000	6,636,070
DTE Electric Co., 4.85%, 12/01/2026(b)	5,959,000	6,005,772
DTE Energy Co., 2.85%, 10/01/2026	7,135,000	7,090,956
Sempra, 5.40%, 08/01/2026	6,577,000	6,607,572
		39,465,001
Office REITs-0.29%
Boston Properties L.P., 2.75%, 10/01/2026	11,919,000	11,827,370
Oil, Gas & Consumable Fuels-5.39%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	5,677,000	5,677,000
Chevron Corp., 2.95%, 05/16/2026(b)	26,821,000	26,768,880
Diamondback Energy, Inc., 3.25%, 12/01/2026	8,898,000	8,860,746
Enbridge, Inc. (Canada)
1.60%, 10/04/2026(b)	5,959,000	5,878,460
5.90%, 11/15/2026(b)	8,899,000	9,008,001
4.25%, 12/01/2026(b)	8,939,000	8,951,620
Energy Transfer L.P.
3.90%, 07/15/2026	6,477,000	6,469,533
6.05%, 12/01/2026	11,919,000	12,079,350
EQT Corp., 6.38%, 04/01/2029	7,110,000	7,348,488
Exxon Mobil Corp.
3.04%, 03/01/2026	25,737,000	25,737,000
2.28%, 08/16/2026(b)	11,919,000	11,831,396
Kinder Morgan, Inc., 1.75%, 11/15/2026	5,899,000	5,814,520
MPLX L.P., 1.75%, 03/01/2026	15,478,000	15,478,000
ONEOK, Inc., 5.55%, 11/01/2026	8,899,000	8,979,936
Plains All American Pipeline L.P./PAA Finance Corp., 4.50%, 12/15/2026	8,939,000	8,968,198
Shell International Finance B.V.
2.88%, 05/10/2026	19,985,000	19,948,494
2.50%, 09/12/2026	11,869,000	11,784,828
Spectra Energy Partners L.P., 3.38%, 10/15/2026	7,176,000	7,149,526
Valero Energy Corp., 3.40%, 09/15/2026	5,025,000	5,005,137
Williams Cos., Inc. (The), 5.40%, 03/02/2026	11,323,000	11,323,000
		223,062,113
Personal Care Products-0.20%
Unilever Capital Corp. (United Kingdom), 2.00%, 07/28/2026(b)	8,324,000	8,265,906
Pharmaceuticals-2.39%
AstraZeneca Finance LLC (United Kingdom), 1.20%, 05/28/2026(b)	13,688,000	13,601,073
AstraZeneca PLC (United Kingdom), 0.70%, 04/08/2026	13,060,000	13,018,808
	Principal Amount	Value
Pharmaceuticals-(continued)
Johnson & Johnson, 2.45%, 03/01/2026	$18,427,000	$ 18,427,000
Pfizer, Inc.
2.75%, 06/03/2026	15,004,000	14,960,553
3.00%, 12/15/2026(b)	19,058,000	18,962,797
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	19,963,000	19,942,152
		98,912,383
Professional Services-0.19%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026(b)	5,959,000	5,943,676
Concentrix Corp., 6.65%, 08/02/2026	2,079,000	2,091,698
		8,035,374
Residential REITs-0.29%
Camden Property Trust, 5.85%, 11/03/2026(b)	5,899,000	5,966,928
ERP Operating L.P., 2.85%, 11/01/2026	5,999,000	5,963,500
		11,930,428
Retail REITs-0.89%
Brixmor Operating Partnership L.P., 4.13%, 06/15/2026	7,145,000	7,144,091
Kimco Realty OP LLC, 2.80%, 10/01/2026	5,899,000	5,861,977
Realty Income Corp.
4.88%, 06/01/2026	7,047,000	7,048,724
4.13%, 10/15/2026	7,703,000	7,711,401
Simon Property Group L.P., 3.25%, 11/30/2026	8,999,000	8,971,815
		36,738,008
Semiconductors & Semiconductor Equipment-1.51%
Advanced Micro Devices, Inc., 4.21%, 09/24/2026(b)	10,399,000	10,429,727
Analog Devices, Inc., 3.50%, 12/05/2026	10,683,000	10,661,687
Intel Corp., 2.60%, 05/19/2026	11,918,995	11,884,244
Marvell Technology, Inc., 1.65%, 04/15/2026	5,899,000	5,882,114
NVIDIA Corp., 3.20%, 09/16/2026	11,849,000	11,815,209
Skyworks Solutions, Inc., 1.80%, 06/01/2026	5,879,000	5,843,974
Texas Instruments, Inc., 1.13%, 09/15/2026(b)	5,979,000	5,897,620
		62,414,575
Software-3.74%
Fortinet, Inc., 1.00%, 03/15/2026	5,879,000	5,868,606
Intuit, Inc., 5.25%, 09/15/2026(b)	8,939,000	8,995,096
Microsoft Corp., 2.40%, 08/08/2026	47,687,000	47,408,771
Oracle Corp.
1.65%, 03/25/2026	31,166,000	31,112,134
2.65%, 07/15/2026	35,766,000	35,555,143
Roper Technologies, Inc., 3.80%, 12/15/2026	8,361,000	8,352,123
VMware LLC, 1.40%, 08/15/2026	17,878,000	17,669,652
		154,961,525

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Specialized REITs-1.71%
American Tower Corp.
1.60%, 04/15/2026	$8,321,000	$8,297,479
1.45%, 09/15/2026(b)	7,085,000	6,990,297
3.38%, 10/15/2026	11,919,000	11,873,745
Crown Castle, Inc.
3.70%, 06/15/2026	8,939,000	8,930,273
1.05%, 07/15/2026	11,919,000	11,790,631
Equinix, Inc., 1.45%, 05/15/2026	8,321,000	8,276,194
Extra Space Storage L.P., 3.50%, 07/01/2026	6,960,000	6,947,938
Public Storage Operating Co., 1.50%, 11/09/2026(b)	7,703,000	7,584,075
		70,690,632
Specialty Retail-3.30%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	5,923,000	5,927,179
4.90%, 10/01/2026	20,577,500	20,651,982
Home Depot, Inc. (The)
3.00%, 04/01/2026(b)	14,976,000	14,965,179
5.15%, 06/25/2026	15,478,000	15,542,128
2.13%, 09/15/2026	10,949,000	10,853,841
4.95%, 09/30/2026(b)	8,738,500	8,787,106
Lowe’s Cos., Inc.
4.80%, 04/01/2026	11,919,000	11,920,874
2.50%, 04/15/2026	16,124,000	16,096,319
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	5,159,000	5,157,374
5.75%, 11/20/2026	8,931,000	9,037,565
Ross Stores, Inc., 0.88%, 04/15/2026(b)	5,899,000	5,877,376
TJX Cos., Inc. (The), 2.25%, 09/15/2026	11,849,000	11,760,413
		136,577,336
Technology Hardware, Storage & Peripherals-1.91%
Apple, Inc.
2.45%, 08/04/2026	26,837,000	26,693,407
2.05%, 09/11/2026	23,827,000	23,613,720
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	7,739,000	7,724,486
4.45%, 09/25/2026	14,888,000	14,934,037
HP, Inc., 1.45%, 06/17/2026(b)	6,136,000	6,092,193
		79,057,843
Textiles, Apparel & Luxury Goods-0.28%
NIKE, Inc., 2.38%, 11/01/2026	11,919,000	11,803,206
Tobacco-0.99%
Altria Group, Inc., 2.63%, 09/16/2026	5,959,000	5,916,498
B.A.T. Capital Corp. (United Kingdom), 3.22%, 09/06/2026	11,913,000	11,871,427
	Principal Amount	Value
Tobacco-(continued)
B.A.T. International Finance PLC (United Kingdom), 1.67%, 03/25/2026	$15,478,000	$ 15,454,434
Philip Morris International, Inc., 0.88%, 05/01/2026	7,739,000	7,700,540
		40,942,899
Trading Companies & Distributors-0.52%
Air Lease Corp.
5.30%, 06/25/2026(b)	7,085,000	7,110,839
1.88%, 08/15/2026	14,380,000	14,235,610
		21,346,449
Wireless Telecommunication Services-0.49%
Rogers Communications, Inc. (Canada), 2.90%, 11/15/2026(b)	5,899,000	5,855,040
T-Mobile USA, Inc., 2.63%, 04/15/2026	14,280,000	14,254,571
		20,109,611
Total U.S. Dollar Denominated Bonds & Notes (Cost $4,174,315,522)		4,181,202,378
	Shares
Money Market Funds-1.19%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(c)(d) (Cost $49,353,750)	49,353,750	49,353,750
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-102.15% (Cost $4,223,669,272)		4,230,556,128
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.63%
Invesco Private Government Fund, 3.64%(c)(d)(e)	41,619,485	41,619,485
Invesco Private Prime Fund, 3.81%(c)(d)(e)	108,641,779	108,674,372
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $150,293,857)		150,293,857
TOTAL INVESTMENTS IN SECURITIES-105.78% (Cost $4,373,963,129)		4,380,849,985
OTHER ASSETS LESS LIABILITIES-(5.78)%		(239,214,987)
NET ASSETS-100.00%		$4,141,634,998

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
February 28, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,482,547	$912,330,701	$(871,459,498)	$-	$-	$49,353,750	$1,300,299
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	70,321,420	127,095,070	(155,797,005)	-	-	41,619,485	972,172*
Invesco Private Prime Fund	183,133,851	315,343,432	(389,803,513)	(13,874)	14,476	108,674,372	2,620,699*
Total	$261,937,818	$1,354,769,203	$(1,417,060,016)	$(13,874)	$14,476	$199,647,607	$4,893,170

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
February 28, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.04%
Aerospace & Defense-1.91%
Boeing Co. (The)
5.04%, 05/01/2027	$20,075,000	$20,292,572
6.26%, 05/01/2027	10,009,000	10,255,656
General Dynamics Corp.
3.50%, 04/01/2027	7,554,000	7,545,919
2.63%, 11/15/2027	5,038,000	4,960,732
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027(b)	6,048,000	6,003,126
L3Harris Technologies, Inc., 5.40%, 01/15/2027	12,590,000	12,758,966
Lockheed Martin Corp., 5.10%, 11/15/2027(b)	7,561,000	7,744,396
Northrop Grumman Corp., 3.20%, 02/01/2027(b)	7,525,000	7,489,052
RTX Corp., 3.13%, 05/04/2027	11,083,000	11,000,851
		88,051,270
Air Freight & Logistics-0.22%
United Parcel Service, Inc., 3.05%, 11/15/2027	10,071,000	9,988,362
Automobile Components-0.52%
BorgWarner, Inc., 2.65%, 07/01/2027	11,082,000	10,886,948
Lear Corp., 3.80%, 09/15/2027(b)	5,546,000	5,534,681
United Rentals (North America), Inc., 3.88%, 11/15/2027	7,558,000	7,531,442
		23,953,071
Automobiles-5.70%
American Honda Finance Corp.
2.35%, 01/08/2027	5,035,000	4,974,087
4.90%, 03/12/2027	7,054,000	7,133,466
4.55%, 07/09/2027	9,070,000	9,160,425
4.90%, 07/09/2027	7,054,000	7,151,771
4.45%, 10/22/2027	7,557,000	7,632,827
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	9,066,000	9,066,615
5.80%, 03/05/2027	15,118,000	15,325,947
5.85%, 05/17/2027	15,112,000	15,363,236
4.95%, 05/28/2027	15,112,000	15,222,464
4.13%, 08/17/2027	12,591,000	12,549,706
3.82%, 11/02/2027	7,552,000	7,494,479
7.35%, 11/04/2027	15,118,000	15,778,122
General Motors Co.
4.20%, 10/01/2027	7,558,000	7,581,097
6.80%, 10/01/2027(b)	10,073,000	10,452,319
Honda Motor Co. Ltd. (Japan), 2.53%, 03/10/2027	10,076,000	9,948,213
PACCAR Financial Corp.
5.00%, 05/13/2027(b)	5,042,000	5,124,878
4.45%, 08/06/2027(b)	7,049,000	7,138,297
Toyota Motor Corp. (Japan), 4.19%, 06/30/2027	5,039,000	5,074,701
	Principal Amount	Value
Automobiles-(continued)
Toyota Motor Credit Corp.
4.60%, 01/08/2027(b)	$6,521,000	$6,571,271
3.20%, 01/11/2027	7,558,000	7,527,376
1.90%, 01/13/2027	7,555,000	7,437,821
3.05%, 03/22/2027(b)	14,109,000	14,025,445
4.50%, 05/14/2027	10,037,000	10,137,314
1.15%, 08/13/2027(b)	6,048,000	5,843,582
4.55%, 09/20/2027	10,038,000	10,168,149
4.35%, 10/08/2027(b)	12,590,000	12,727,297
5.45%, 11/10/2027(b)	7,050,000	7,259,788
Series B, 5.00%, 03/19/2027	9,068,000	9,194,429
		263,065,122
Banks-12.84%
Banco Santander S.A. (Spain)
4.25%, 04/11/2027	10,082,000	10,110,956
5.29%, 08/18/2027	17,631,000	17,944,584
Bank of America Corp.
3.25%, 10/21/2027	25,025,000	24,841,958
Series L, 4.18%, 11/25/2027	20,148,000	20,167,833
Bank of Montreal (Canada)
2.65%, 03/08/2027(b)	12,597,000	12,466,607
5.37%, 06/04/2027	7,554,000	7,696,815
Series H, 4.70%, 09/14/2027(b)	10,074,000	10,207,220
Bank of Nova Scotia (The) (Canada)
1.95%, 02/02/2027(b)	7,560,000	7,436,772
2.95%, 03/11/2027	7,052,000	7,000,799
5.40%, 06/04/2027(b)	8,566,000	8,739,373
Canadian Imperial Bank of Commerce (Canada)
3.45%, 04/07/2027(b)	10,044,000	10,016,723
5.24%, 06/28/2027	13,605,000	13,858,403
Citibank N.A., 4.58%, 05/29/2027	22,539,000	22,741,623
Citigroup, Inc., 4.45%, 09/29/2027	38,793,000	39,038,355
Cooperatieve Rabobank U.A. (Netherlands)
5.04%, 03/05/2027	6,553,000	6,643,143
4.37%, 05/27/2027	4,994,000	5,037,716
Fifth Third Bancorp, 2.55%, 05/05/2027	7,554,000	7,440,709
Fifth Third Bank N.A., 2.25%, 02/01/2027(b)	6,042,000	5,957,357
HSBC USA, Inc., 5.29%, 03/04/2027(b)	10,019,000	10,167,381
JPMorgan Chase & Co.
8.00%, 04/29/2027	5,042,000	5,278,725
4.25%, 10/01/2027	15,113,000	15,225,478
3.63%, 12/01/2027	11,079,000	11,029,302
KeyBank N.A., 5.85%, 11/15/2027(b)	10,018,000	10,318,091
KeyCorp, 2.25%, 04/06/2027	8,056,000	7,910,865
Lloyds Banking Group PLC (United Kingdom), 3.75%, 01/11/2027	12,599,000	12,597,146
Manufacturers and Traders Trust Co., 3.40%, 08/17/2027	4,936,000	4,903,164
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 02/22/2027	10,035,000	10,026,703
3.29%, 07/25/2027(b)	10,079,000	10,028,151

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Banks-(continued)
Mizuho Financial Group, Inc. (Japan)
3.66%, 02/28/2027(b)	$5,011,000	$5,002,591
3.17%, 09/11/2027(b)	11,080,000	10,982,393
PNC Bank N.A., 3.10%, 10/25/2027	10,074,000	9,964,244
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	7,530,000	7,475,119
Royal Bank of Canada (Canada)
4.88%, 01/19/2027(b)	12,590,000	12,705,875
2.05%, 01/21/2027(b)	5,022,000	4,948,124
3.63%, 05/04/2027(b)	12,092,000	12,082,371
4.24%, 08/03/2027	12,593,000	12,675,844
6.00%, 11/01/2027(b)	13,550,000	14,027,997
Santander Holdings USA, Inc., 4.40%, 07/13/2027	10,573,000	10,602,072
Standard Chartered Bank (United Kingdom), 4.85%, 12/03/2027	5,039,000	5,134,193
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 01/11/2027(b)	12,590,000	12,554,548
2.17%, 01/14/2027	5,042,000	4,972,585
3.36%, 07/12/2027(b)	17,570,000	17,471,977
3.35%, 10/18/2027(b)	7,532,000	7,490,914
Toronto-Dominion Bank (The) (Canada)
1.95%, 01/12/2027(b)	7,558,000	7,441,922
2.80%, 03/10/2027(b)	11,079,000	10,978,968
4.98%, 04/05/2027(b)	8,561,000	8,669,788
4.11%, 06/08/2027(b)	15,115,000	15,175,261
4.69%, 09/15/2027	15,109,000	15,311,871
Truist Financial Corp., 1.13%, 08/03/2027	7,552,000	7,280,379
U.S. Bancorp, Series X, 3.15%, 04/27/2027(b)	13,094,000	13,023,754
UBS AG (Switzerland), 5.00%, 07/09/2027	6,100,000	6,204,967
Wells Fargo & Co., 4.30%, 07/22/2027	25,184,000	25,281,144
		592,290,853
Beverages-1.76%
Coca-Cola Co. (The)
3.38%, 03/25/2027(b)	10,077,000	10,062,453
2.90%, 05/25/2027	5,037,000	4,997,896
1.45%, 06/01/2027	15,116,000	14,735,383
Constellation Brands, Inc.
3.50%, 05/09/2027(b)	5,037,000	5,014,341
4.35%, 05/09/2027	6,045,000	6,075,355
Diageo Capital PLC (United Kingdom), 5.30%, 10/24/2027	7,561,000	7,740,084
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027	7,560,000	7,642,623
PepsiCo, Inc.
4.40%, 02/07/2027(b)	5,037,000	5,072,411
2.63%, 03/19/2027	5,037,000	4,982,653
3.00%, 10/15/2027(b)	15,117,000	15,001,848
		81,325,047
Biotechnology-1.51%
AbbVie, Inc., 4.80%, 03/15/2027	22,589,000	22,804,671
Amgen, Inc.
2.20%, 02/21/2027	17,303,000	17,030,215
3.20%, 11/02/2027	10,076,000	9,991,179
	Principal Amount	Value
Biotechnology-(continued)
Gilead Sciences, Inc.
2.95%, 03/01/2027(b)	$12,595,000	$12,505,781
1.20%, 10/01/2027	7,557,000	7,271,511
		69,603,357
Broadline Retail-2.09%
Amazon.com, Inc.
3.30%, 04/13/2027	20,154,000	20,090,876
1.20%, 06/03/2027(b)	12,590,000	12,227,782
3.15%, 08/22/2027	35,266,000	35,061,622
4.55%, 12/01/2027(b)	20,148,000	20,476,404
eBay, Inc., 3.60%, 06/05/2027(b)	8,566,000	8,541,023
		96,397,707
Building Products-0.24%
Carlisle Cos., Inc., 3.75%, 12/01/2027	6,041,000	6,025,556
Owens Corning, 5.50%, 06/15/2027	5,039,000	5,132,912
		11,158,468
Capital Markets-5.81%
Ares Capital Corp.
7.00%, 01/15/2027	9,040,000	9,251,249
2.88%, 06/15/2027(b)	5,038,000	4,946,512
Bank of New York Mellon Corp. (The)
2.05%, 01/26/2027(b)	8,563,000	8,437,545
3.25%, 05/16/2027(b)	7,533,000	7,504,141
BlackRock, Inc., 3.20%, 03/15/2027	7,027,000	6,997,301
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	6,222,000	6,064,129
Blue Owl Capital Corp., 2.63%, 01/15/2027(b)	5,034,000	4,908,655
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	6,046,000	6,166,618
Cboe Global Markets, Inc., 3.65%, 01/12/2027	6,548,000	6,538,909
Charles Schwab Corp. (The)
3.20%, 03/02/2027(b)	6,552,000	6,519,014
2.45%, 03/03/2027	15,117,000	14,928,151
3.30%, 04/01/2027	7,495,000	7,454,991
FactSet Research Systems, Inc., 2.90%, 03/01/2027	5,042,000	4,979,332
FS KKR Capital Corp., 3.25%, 07/15/2027(b)	5,035,000	4,836,176
Goldman Sachs Group, Inc. (The)
5.95%, 01/15/2027	8,142,000	8,278,062
3.85%, 01/26/2027	30,119,000	30,113,895
Jefferies Financial Group, Inc., 4.85%, 01/15/2027	7,552,000	7,598,034
Morgan Stanley
3.63%, 01/20/2027(b)	30,223,000	30,177,898
3.95%, 04/23/2027	20,156,000	20,152,382
Nomura Holdings, Inc. (Japan)
2.33%, 01/22/2027	12,590,000	12,415,017
5.59%, 07/02/2027	5,005,000	5,107,601
5.39%, 07/06/2027	5,034,000	5,122,285
Northern Trust Corp., 4.00%, 05/10/2027	10,080,000	10,116,112
S&P Global, Inc.
2.95%, 01/22/2027	5,016,000	4,973,802
2.45%, 03/01/2027	12,458,000	12,291,732

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
State Street Corp.
4.99%, 03/18/2027(b)	$10,074,000	$10,198,454
4.33%, 10/22/2027	12,089,000	12,209,996
		268,287,993
Chemicals-1.11%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027(b)	6,553,000	6,422,155
Albemarle Corp., 4.65%, 06/01/2027(b)	6,552,000	6,601,855
Ecolab, Inc.
1.65%, 02/01/2027	5,035,000	4,942,034
3.25%, 12/01/2027	5,033,000	5,005,802
LYB International Finance II B.V., 3.50%, 03/02/2027	5,956,000	5,935,345
Mosaic Co. (The), 4.05%, 11/15/2027	7,049,000	7,058,917
Sherwin-Williams Co. (The), 3.45%, 06/01/2027	15,116,000	15,047,525
		51,013,633
Commercial Services & Supplies-0.69%
Cintas Corp. No. 2, 3.70%, 04/01/2027	10,080,000	10,073,381
Republic Services, Inc., 3.38%, 11/15/2027	6,554,000	6,516,118
Waste Management, Inc.
4.95%, 07/03/2027	7,525,000	7,642,280
3.15%, 11/15/2027	7,553,000	7,495,319
		31,727,098
Communications Equipment-0.55%
Cisco Systems, Inc., 4.80%, 02/26/2027(b)	20,079,000	20,276,980
Nokia OYJ (Finland), 4.38%, 06/12/2027	5,035,000	5,042,054
		25,319,034
Construction & Engineering-0.13%
Quanta Services, Inc., 4.75%, 08/09/2027	6,044,000	6,111,045
Construction Materials-0.11%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	4,986,000	4,954,902
Consumer Finance-3.93%
Ally Financial, Inc.
4.75%, 06/09/2027(b)	7,558,000	7,620,337
7.10%, 11/15/2027(b)	7,531,000	7,896,347
American Express Co.
2.55%, 03/04/2027(b)	17,630,000	17,434,986
3.30%, 05/03/2027	16,594,500	16,517,678
5.85%, 11/05/2027	15,117,000	15,604,133
Capital One Financial Corp.
4.10%, 02/09/2027(b)	10,074,000	10,089,238
3.75%, 03/09/2027	13,604,000	13,589,229
3.65%, 05/11/2027	10,077,000	10,043,594
	Principal Amount	Value
Consumer Finance-(continued)
General Motors Financial Co., Inc.
4.35%, 01/17/2027	$12,597,000	$12,619,543
2.35%, 02/26/2027	10,079,000	9,922,817
5.00%, 04/09/2027(b)	12,547,000	12,677,926
5.40%, 05/08/2027	12,047,000	12,239,202
5.00%, 07/15/2027	5,034,000	5,100,352
5.35%, 07/15/2027	11,080,000	11,274,818
2.70%, 08/20/2027(b)	9,070,000	8,907,522
Synchrony Financial, 3.95%, 12/01/2027(b)	10,071,000	10,029,945
		181,567,667
Consumer Staples Distribution & Retail-1.37%
Costco Wholesale Corp.
3.00%, 05/18/2027(b)	10,074,540	10,016,577
1.38%, 06/20/2027	12,599,000	12,246,695
Kroger Co. (The), 3.70%, 08/01/2027	6,048,000	6,040,962
Sysco Corp., 3.25%, 07/15/2027	7,553,000	7,497,386
Target Corp., 1.95%, 01/15/2027(b)	10,079,000	9,928,934
Walmart, Inc.
4.10%, 04/28/2027	7,553,000	7,605,346
3.95%, 09/09/2027(b)	10,072,000	10,129,397
		63,465,297
Containers & Packaging-0.11%
Packaging Corp. of America, 3.40%, 12/15/2027	5,035,000	4,999,623
Diversified REITs-0.22%
Digital Realty Trust L.P., 3.70%, 08/15/2027	10,074,000	10,038,981
Diversified Telecommunication Services-1.76%
AT&T, Inc.
4.25%, 03/01/2027	15,010,000	15,051,023
2.30%, 06/01/2027	25,190,000	24,719,806
Telefonica Emisiones S.A. (Spain), 4.10%, 03/08/2027	12,587,000	12,602,040
TELUS Corp. (Canada)
2.80%, 02/16/2027	6,041,000	5,974,905
3.70%, 09/15/2027	5,034,000	5,009,266
Verizon Communications, Inc., 4.13%, 03/16/2027	17,633,000	17,701,150
		81,058,190
Electric Utilities-4.32%
Alabama Power Co., 3.75%, 09/01/2027	5,541,000	5,550,304
American Electric Power Co., Inc.
5.75%, 11/01/2027	5,041,000	5,189,518
3.20%, 11/13/2027	5,034,000	4,978,374
Duke Energy Corp.
4.85%, 01/05/2027(b)	6,028,000	6,077,044
3.15%, 08/15/2027	7,560,000	7,481,913
5.00%, 12/08/2027(b)	5,040,000	5,138,373
Duke Energy Florida LLC, 3.20%, 01/15/2027	6,545,000	6,515,471
Duke Energy Progress LLC, 4.35%, 03/06/2027(b)	5,042,000	5,076,938
Edison International, 5.75%, 06/15/2027	6,047,000	6,141,541

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Eversource Energy
2.90%, 03/01/2027	$6,554,000	$6,484,993
4.60%, 07/01/2027	6,047,000	6,093,353
Exelon Corp., 2.75%, 03/15/2027	6,502,000	6,427,357
FirstEnergy Corp., Series B, 3.90%, 07/15/2027	15,116,000	15,184,049
Georgia Power Co., 5.00%, 02/23/2027	5,037,000	5,094,122
ITC Holdings Corp., 3.35%, 11/15/2027	5,034,000	4,997,418
National Rural Utilities Cooperative Finance Corp.
4.80%, 02/05/2027	6,023,000	6,074,649
4.12%, 09/16/2027	5,540,000	5,567,763
3.95%, 12/10/2027	6,550,000	6,574,219
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	10,077,000	9,908,652
3.55%, 05/01/2027	15,012,000	14,957,749
4.63%, 07/15/2027(b)	12,590,000	12,715,831
Pacific Gas and Electric Co., 2.10%, 08/01/2027(b)	10,075,000	9,823,376
Southern California Edison Co.
4.88%, 02/01/2027	5,035,000	5,071,106
5.85%, 11/01/2027(b)	7,556,000	7,767,082
Series D, 4.70%, 06/01/2027	6,046,000	6,093,576
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/2027	7,557,000	7,532,031
Series B, 3.75%, 05/15/2027	6,047,000	6,041,593
Xcel Energy, Inc., 1.75%, 03/15/2027	5,040,000	4,931,748
		199,490,143
Electrical Equipment-0.11%
Emerson Electric Co., 1.80%, 10/15/2027	5,037,000	4,894,287
Electronic Equipment, Instruments & Components-0.58%
Amphenol Corp.
5.05%, 04/05/2027	7,055,000	7,148,663
3.80%, 11/15/2027	7,556,000	7,571,643
Jabil, Inc., 4.25%, 05/15/2027	5,042,000	5,062,682
Keysight Technologies, Inc., 4.60%, 04/06/2027	7,049,000	7,090,434
		26,873,422
Energy Equipment & Services-0.29%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	13,585,000	13,483,506
Entertainment-0.46%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	6,043,000	6,028,563
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027(b)	10,079,000	9,999,582
Walt Disney Co. (The), 3.70%, 03/23/2027	5,036,000	5,038,805
		21,066,950
	Principal Amount	Value
Financial Services-3.44%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.10%, 01/15/2027	$9,071,000	$9,226,045
6.45%, 04/15/2027	15,103,000	15,485,700
3.65%, 07/21/2027	10,074,000	10,041,481
4.63%, 10/15/2027	6,049,000	6,107,331
BlackRock Funding, Inc., 4.60%, 07/26/2027(b)	8,036,000	8,138,269
Blackstone Private Credit Fund, 3.25%, 03/15/2027(b)	10,021,000	9,844,364
Corebridge Financial, Inc., 3.65%, 04/05/2027	12,498,000	12,435,970
Fiserv, Inc.
5.15%, 03/15/2027	7,525,000	7,599,019
2.25%, 06/01/2027	10,074,000	9,847,118
Global Payments, Inc.
2.15%, 01/15/2027	7,553,000	7,433,966
4.95%, 08/15/2027	5,037,000	5,079,672
LPL Holdings, Inc., 5.70%, 05/20/2027	5,036,000	5,120,560
Mastercard, Inc., 3.30%, 03/26/2027(b)	10,074,000	10,032,959
ORIX Corp. (Japan)
3.70%, 07/18/2027	5,015,000	5,007,064
5.00%, 09/13/2027	5,015,000	5,096,981
PayPal Holdings, Inc., 3.90%, 06/01/2027(b)	5,034,000	5,041,580
Visa, Inc.
1.90%, 04/15/2027	15,111,000	14,825,827
0.75%, 08/15/2027(b)	5,042,000	4,846,918
2.75%, 09/15/2027	7,558,000	7,464,363
		158,675,187
Food Products-1.98%
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	6,043,000	6,030,392
Campbell’s Co. (The), 5.20%, 03/19/2027	5,016,000	5,082,198
Conagra Brands, Inc., 1.38%, 11/01/2027	10,075,000	9,646,925
General Mills, Inc.
4.70%, 01/30/2027(b)	5,035,000	5,066,957
3.20%, 02/10/2027(b)	7,533,000	7,490,690
Hormel Foods Corp., 4.80%, 03/30/2027	5,038,000	5,091,611
JM Smucker Co. (The), 3.38%, 12/15/2027	5,042,000	5,002,755
Kellanova, 3.40%, 11/15/2027	6,043,000	6,012,825
Kraft Heinz Foods Co. (The), 3.88%, 05/15/2027	13,600,000	13,580,844
McCormick & Co., Inc., 3.40%, 08/15/2027(b)	7,554,000	7,521,568
Mondelez International, Inc., 2.63%, 03/17/2027	7,557,000	7,467,728
Tyson Foods, Inc., 3.55%, 06/02/2027	13,607,000	13,549,357
		91,543,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Gas Utilities-0.26%
Atmos Energy Corp., 3.00%, 06/15/2027	$5,042,000	$ 5,003,002
Southern California Gas Co., 2.95%, 04/15/2027	7,048,000	6,983,668
		11,986,670
Ground Transportation-0.51%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027(b)	5,016,000	4,995,107
CSX Corp., 3.25%, 06/01/2027	8,569,000	8,517,076
Union Pacific Corp.
2.15%, 02/05/2027	5,035,000	4,962,595
3.00%, 04/15/2027	5,039,000	5,006,365
		23,481,143
Health Care Equipment & Supplies-1.19%
Baxter International, Inc., 1.92%, 02/01/2027	8,378,000	8,215,272
Becton, Dickinson and Co., 3.70%, 06/06/2027	17,319,000	17,264,826
GE HealthCare Technologies, Inc., 5.65%, 11/15/2027	17,636,000	18,126,387
Stryker Corp., 4.55%, 02/10/2027(b)	5,039,000	5,078,369
Zimmer Biomet Holdings, Inc., 4.70%, 02/19/2027	6,026,000	6,072,292
		54,757,146
Health Care Providers & Services-4.49%
Cardinal Health, Inc., 3.41%, 06/15/2027	12,312,000	12,244,537
Cencora, Inc.
3.45%, 12/15/2027	7,559,000	7,505,812
4.63%, 12/15/2027(b)	5,038,000	5,103,523
Centene Corp., 4.25%, 12/15/2027	22,007,000	21,886,941
Cigna Group (The)
3.40%, 03/01/2027	13,366,000	13,320,087
3.05%, 10/15/2027	5,484,000	5,427,110
CommonSpirit Health, 6.07%, 11/01/2027(b)	5,115,000	5,278,406
CVS Health Corp.
3.63%, 04/01/2027	7,560,000	7,539,673
1.30%, 08/21/2027	22,669,000	21,835,363
Elevance Health, Inc., 3.65%, 12/01/2027	16,120,000	16,064,087
HCA, Inc.
4.50%, 02/15/2027(b)	12,090,000	12,112,014
3.13%, 03/15/2027	10,072,000	9,990,794
Humana, Inc.
1.35%, 02/03/2027(b)	5,687,000	5,548,178
3.95%, 03/15/2027	4,702,000	4,698,382
Icon Investments Six DAC, 5.81%, 05/08/2027	7,557,000	7,626,165
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	5,790,000	5,759,368
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027	6,022,000	6,001,880
SSM Health Care Corp., Series A, 3.82%, 06/01/2027(b)	5,037,000	5,038,921
	Principal Amount	Value
Health Care Providers & Services-(continued)
UnitedHealth Group, Inc.
3.45%, 01/15/2027	$7,560,000	$7,540,268
3.38%, 04/15/2027	6,298,000	6,270,208
4.60%, 04/15/2027	5,034,000	5,074,718
3.70%, 05/15/2027	6,027,000	6,020,583
2.95%, 10/15/2027	9,574,000	9,468,145
		207,355,163
Health Care REITs-0.37%
Healthcare Realty Holdings L.P., 3.75%, 07/01/2027	5,034,000	5,019,462
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027	7,030,000	7,043,311
Welltower OP LLC, 2.70%, 02/15/2027	5,038,000	4,983,728
		17,046,501
Hotels, Restaurants & Leisure-1.52%
Darden Restaurants, Inc., 3.85%, 05/01/2027(b)	5,037,000	5,030,355
Expedia Group, Inc., 4.63%, 08/01/2027(b)	7,546,000	7,601,024
Hyatt Hotels Corp., 5.75%, 01/30/2027	6,021,000	6,104,063
Las Vegas Sands Corp., 5.90%, 06/01/2027	7,556,000	7,689,540
Marriott International, Inc., 5.00%, 10/15/2027	10,077,000	10,240,633
McDonald’s Corp.
3.50%, 03/01/2027	8,565,000	8,542,653
3.50%, 07/01/2027	10,071,000	10,035,650
Starbucks Corp.
4.85%, 02/08/2027(b)	10,044,000	10,129,936
2.00%, 03/12/2027	5,041,000	4,953,763
		70,327,617
Household Durables-0.37%
D.R. Horton, Inc., 1.40%, 10/15/2027(b)	5,036,000	4,850,716
Leggett & Platt, Inc., 3.50%, 11/15/2027(b)	5,020,000	4,961,197
Lennar Corp., 4.75%, 11/29/2027	7,054,000	7,120,108
		16,932,021
Household Products-0.72%
Colgate-Palmolive Co., 3.10%, 08/15/2027	5,039,000	5,010,839
Kimberly-Clark Corp., 1.05%, 09/15/2027(b)	6,047,000	5,821,747
Procter & Gamble Co. (The)
1.90%, 02/01/2027(b)	10,039,000	9,882,726
2.80%, 03/25/2027	5,039,000	4,996,435
2.85%, 08/11/2027(b)	7,558,000	7,495,226
		33,206,973
Independent Power and Renewable Electricity Producers-0.15%
NSTAR Electric Co., 3.20%, 05/15/2027	7,027,000	6,985,115
Industrial Conglomerates-0.80%
3M Co., 2.88%, 10/15/2027(b)	8,568,000	8,459,068
Eaton Corp., 3.10%, 09/15/2027	7,055,000	6,997,396

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Industrial Conglomerates-(continued)
Honeywell International, Inc.
1.10%, 03/01/2027(b)	$10,072,000	$9,816,393
4.65%, 07/30/2027	11,586,000	11,733,709
		37,006,566
Insurance-1.78%
American National Group, Inc., 5.00%, 06/15/2027	5,038,000	5,069,893
Aon Corp., 8.21%, 01/01/2027	5,216,000	5,379,612
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/2027	6,042,000	5,959,121
Aon North America, Inc., 5.13%, 03/01/2027	6,047,000	6,109,929
Arthur J. Gallagher & Co., 4.60%, 12/15/2027	7,557,000	7,644,501
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027	7,530,000	7,428,347
Brighthouse Financial, Inc., 3.70%, 06/22/2027	7,622,000	7,530,327
CNA Financial Corp., 3.45%, 08/15/2027	5,039,000	5,002,750
Manulife Financial Corp. (Canada), 2.48%, 05/19/2027(b)	5,016,000	4,939,215
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	9,571,000	9,662,336
Progressive Corp. (The)
2.45%, 01/15/2027	5,041,000	4,985,181
2.50%, 03/15/2027	5,040,000	4,976,555
Willis North America, Inc., 4.65%, 06/15/2027	7,560,000	7,611,746
		82,299,513
Interactive Media & Services-0.79%
Alphabet, Inc., 0.80%, 08/15/2027(b)	10,074,000	9,693,243
Meta Platforms, Inc., 3.50%, 08/15/2027	26,681,000	26,665,212
		36,358,455
IT Services-0.80%
International Business Machines Corp.
3.30%, 01/27/2027	5,038,000	5,017,986
2.20%, 02/09/2027	6,549,000	6,455,452
1.70%, 05/15/2027	12,597,000	12,285,362
4.15%, 07/27/2027	7,558,000	7,600,158
VeriSign, Inc., 4.75%, 07/15/2027(b)	5,459,000	5,462,671
		36,821,629
Leisure Products-0.10%
Hasbro, Inc., 3.50%, 09/15/2027	4,789,000	4,762,966
Life Sciences Tools & Services-0.38%
Agilent Technologies, Inc., 4.20%, 09/09/2027	6,041,000	6,069,355
Illumina, Inc., 5.75%, 12/13/2027	5,033,000	5,183,530
Thermo Fisher Scientific, Inc., 4.80%, 11/21/2027(b)	6,048,000	6,155,505
		17,408,390
	Principal Amount	Value
Machinery-3.21%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027(b)	$5,036,000	$4,949,833
4.50%, 01/08/2027	5,023,000	5,056,080
5.00%, 05/14/2027	8,563,000	8,700,120
3.60%, 08/12/2027	7,054,000	7,054,266
1.10%, 09/14/2027(b)	7,554,000	7,278,155
4.40%, 10/15/2027	6,546,000	6,622,279
4.60%, 11/15/2027	9,572,000	9,729,759
CNH Industrial Capital LLC, 4.50%, 10/08/2027	5,038,000	5,075,599
CNH Industrial N.V., 3.85%, 11/15/2027	5,036,000	5,032,308
Ingersoll Rand, Inc., 5.20%, 06/15/2027	7,051,000	7,156,015
John Deere Capital Corp.
4.50%, 01/08/2027	7,552,000	7,603,034
1.70%, 01/11/2027(b)	5,019,000	4,935,078
4.85%, 03/05/2027	5,545,000	5,610,607
2.35%, 03/08/2027	5,036,000	4,971,309
1.75%, 03/09/2027	5,037,000	4,939,750
4.90%, 06/11/2027	7,057,000	7,167,114
4.20%, 07/15/2027	8,064,000	8,126,114
2.80%, 09/08/2027	5,035,000	4,975,123
4.15%, 09/15/2027(b)	9,040,000	9,105,435
Otis Worldwide Corp., 2.29%, 04/05/2027(b)	5,037,000	4,960,930
Parker-Hannifin Corp.
3.25%, 03/01/2027	7,052,000	7,021,103
4.25%, 09/15/2027	12,087,000	12,167,824
		148,237,835
Media-0.84%
Comcast Corp.
2.35%, 01/15/2027	14,107,000	13,932,919
3.30%, 02/01/2027	12,549,400	12,502,162
3.30%, 04/01/2027	6,436,000	6,403,827
Paramount Global, 2.90%, 01/15/2027(b)	5,886,000	5,782,685
		38,621,593
Metals & Mining-0.38%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	12,086,000	12,571,432
Nucor Corp., 4.30%, 05/23/2027	5,035,000	5,068,573
		17,640,005
Multi-Utilities-1.01%
Ameren Corp., 1.95%, 03/15/2027	5,036,000	4,935,475
DTE Energy Co., 4.95%, 07/01/2027	12,088,000	12,236,569
NiSource, Inc., 3.49%, 05/15/2027	10,080,000	10,030,373
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	7,055,000	7,278,827
Sempra, 3.25%, 06/15/2027	7,552,000	7,488,895
WEC Energy Group, Inc., 1.38%, 10/15/2027	5,035,000	4,846,568
		46,816,707
Office REITs-0.17%
Boston Properties L.P., 6.75%, 12/01/2027	7,556,000	7,887,274

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-6.31%
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	$5,037,000	$ 5,060,511
BP Capital Markets America, Inc.
3.54%, 04/06/2027	5,035,000	5,024,896
5.02%, 11/17/2027(b)	11,586,000	11,825,891
BP Capital Markets PLC, 3.28%, 09/19/2027	15,058,000	14,980,619
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027	12,590,000	12,593,783
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	12,107,000	12,224,698
Chevron Corp., 2.00%, 05/11/2027	10,077,000	9,894,325
Chevron USA, Inc.
4.41%, 02/26/2027	7,528,000	7,585,707
1.02%, 08/12/2027	7,559,000	7,293,847
3.95%, 08/13/2027(b)	5,040,000	5,068,353
Coterra Energy, Inc., 3.90%, 05/15/2027	6,922,000	6,916,984
DCP Midstream Operating L.P., 5.63%, 07/15/2027	5,041,000	5,140,312
Diamondback Energy, Inc., 5.20%, 04/18/2027	8,563,000	8,674,745
Enbridge, Inc. (Canada)
5.25%, 04/05/2027	7,529,000	7,631,065
3.70%, 07/15/2027	7,052,000	7,039,839
Energy Transfer L.P.
4.40%, 03/15/2027	7,024,000	7,048,043
4.20%, 04/15/2027	6,047,000	6,064,737
4.00%, 10/01/2027	7,560,000	7,571,875
Enterprise Products Operating LLC
4.60%, 01/11/2027	10,078,000	10,145,510
3.95%, 02/15/2027(b)	5,789,000	5,792,875
EQT Corp., 3.90%, 10/01/2027	9,433,000	9,420,812
Equinor ASA (Norway), 3.00%, 04/06/2027(b)	5,040,000	5,010,560
Exxon Mobil Corp., 3.29%, 03/19/2027(b)	10,071,000	10,044,851
Hess Corp., 4.30%, 04/01/2027	10,074,000	10,117,061
MPLX L.P., 4.13%, 03/01/2027	12,592,000	12,603,025
ONEOK, Inc.
4.00%, 07/13/2027	5,042,500	5,048,829
4.25%, 09/24/2027	12,590,000	12,654,814
Phillips 66 Co., 4.95%, 12/01/2027	7,554,000	7,686,492
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	15,107,000	15,180,692
South Bow USA Infrastructure Holdings LLC (Canada), 4.91%, 09/01/2027	7,050,000	7,128,552
Targa Resources Corp., 5.20%, 07/01/2027	7,559,000	7,682,282
TC PipeLines L.P., 3.90%, 05/25/2027	5,041,000	5,033,253
Valero Energy Corp., 2.15%, 09/15/2027	5,686,000	5,541,311
Williams Cos., Inc. (The), 3.75%, 06/15/2027	14,553,000	14,527,797
		291,258,946
	Principal Amount	Value
Passenger Airlines-0.38%
Southwest Airlines Co., 5.13%, 06/15/2027	$17,407,000	$ 17,616,064
Personal Care Products-0.49%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027	5,016,000	4,984,751
Unilever Capital Corp. (United Kingdom)
2.90%, 05/05/2027(b)	10,079,000	10,003,502
4.25%, 08/12/2027	7,556,000	7,621,095
		22,609,348
Pharmaceuticals-4.08%
AstraZeneca Finance LLC (United Kingdom), 4.80%, 02/26/2027(b)	12,552,000	12,665,398
AstraZeneca PLC (United Kingdom), 3.13%, 06/12/2027(b)	7,557,000	7,516,450
Bristol-Myers Squibb Co.
3.25%, 02/27/2027	5,157,000	5,138,079
1.13%, 11/13/2027(b)	10,074,000	9,672,790
Eli Lilly and Co.
4.50%, 02/09/2027(b)	10,074,000	10,145,044
3.10%, 05/15/2027	4,031,000	4,009,683
4.15%, 08/14/2027	7,558,000	7,615,709
Haleon US Capital LLC, 3.38%, 03/24/2027	19,825,000	19,734,050
Johnson & Johnson
4.50%, 03/01/2027	7,557,000	7,632,410
2.95%, 03/03/2027	10,077,000	10,022,098
0.95%, 09/01/2027(b)	15,061,000	14,512,226
Merck & Co., Inc.
1.70%, 06/10/2027(b)	15,109,000	14,768,616
3.85%, 09/15/2027	7,560,000	7,599,951
Novartis Capital Corp.
2.00%, 02/14/2027	12,599,000	12,402,841
3.10%, 05/17/2027(b)	10,074,000	10,020,864
Pfizer, Inc., 3.88%, 11/15/2027	10,080,000	10,131,860
Royalty Pharma PLC, 1.75%, 09/02/2027	10,074,000	9,755,234
Viatris, Inc., 2.30%, 06/22/2027	7,548,000	7,363,831
Zoetis, Inc., 3.00%, 09/12/2027	7,557,000	7,470,345
		188,177,479
Professional Services-0.17%
Equifax, Inc., 5.10%, 12/15/2027	7,534,000	7,675,561
Residential REITs-0.13%
Mid-America Apartments L.P., 3.60%, 06/01/2027	6,047,000	6,035,429
Retail REITs-0.82%
Realty Income Corp.
3.00%, 01/15/2027	6,050,000	6,009,675
3.95%, 08/15/2027	5,985,000	5,999,843
Regency Centers L.P., 3.60%, 02/01/2027	5,291,000	5,281,329
Simon Property Group L.P.
1.38%, 01/15/2027(b)	5,526,000	5,415,082
3.38%, 06/15/2027	7,561,000	7,527,122
3.38%, 12/01/2027	7,561,000	7,515,994
		37,749,045

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-1.76%
Applied Materials, Inc., 3.30%, 04/01/2027	$12,088,000	$ 12,047,819
Broadcom, Inc., 5.05%, 07/12/2027(b)	4,964,000	5,047,874
Intel Corp.
3.75%, 03/25/2027(b)	10,078,000	10,064,253
3.15%, 05/11/2027	10,076,000	9,981,991
3.75%, 08/05/2027	12,596,000	12,559,717
QUALCOMM, Inc., 3.25%, 05/20/2027(b)	20,156,000	20,059,892
Texas Instruments, Inc.
4.60%, 02/08/2027	6,550,000	6,599,332
2.90%, 11/03/2027	5,034,000	4,977,694
		81,338,572
Software-3.39%
Accenture Capital, Inc., 3.90%, 10/04/2027	11,079,000	11,122,196
Adobe, Inc.
2.15%, 02/01/2027(b)	8,568,000	8,447,058
4.85%, 04/04/2027(b)	5,036,000	5,095,472
Autodesk, Inc., 3.50%, 06/15/2027(b)	5,036,000	5,008,188
Cadence Design Systems, Inc., 4.20%, 09/10/2027(b)	5,022,000	5,048,248
Intuit, Inc., 1.35%, 07/15/2027(b)	5,034,000	4,872,044
Microsoft Corp., 3.30%, 02/06/2027(b)	40,299,000	40,179,209
Oracle Corp.
2.80%, 04/01/2027	22,671,000	22,345,084
3.25%, 11/15/2027	27,705,000	27,219,401
Roper Technologies, Inc., 1.40%, 09/15/2027(b)	7,053,000	6,787,026
Synopsys, Inc., 4.55%, 04/01/2027(b)	10,079,000	10,157,454
Workday, Inc., 3.50%, 04/01/2027(b)	10,072,000	10,020,695
		156,302,075
Specialized REITs-1.39%
American Tower Corp.
2.75%, 01/15/2027	7,558,000	7,482,323
3.65%, 03/15/2027	6,550,000	6,529,479
3.55%, 07/15/2027	7,554,000	7,519,435
Crown Castle, Inc.
4.00%, 03/01/2027	5,040,000	5,041,941
2.90%, 03/15/2027	7,560,000	7,480,244
3.65%, 09/01/2027	10,080,000	10,035,364
Public Storage Operating Co., 3.09%, 09/15/2027(b)	5,042,000	5,007,971
SBA Communications Corp., 3.88%, 02/15/2027(b)	15,067,000	14,984,118
		64,080,875
Specialty Retail-1.68%
AutoZone, Inc., 3.75%, 06/01/2027	6,044,000	6,034,347
Home Depot, Inc. (The)
2.50%, 04/15/2027(b)	7,552,000	7,464,783
2.88%, 04/15/2027	7,553,000	7,489,399
4.88%, 06/25/2027(b)	10,079,000	10,231,103
2.80%, 09/14/2027(b)	10,073,000	9,950,955
Lowe`s Cos., Inc., 3.95%, 10/15/2027(b)	6,545,000	6,567,232
	Principal Amount	Value
Specialty Retail-(continued)
Lowe’s Cos., Inc.
3.35%, 04/01/2027	$7,554,000	$7,515,773
3.10%, 05/03/2027	15,118,000	14,985,215
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	7,555,000	7,522,092
		77,760,899
Technology Hardware, Storage & Peripherals-2.60%
Apple, Inc.
3.35%, 02/09/2027	22,668,500	22,609,521
3.20%, 05/11/2027(b)	20,155,000	20,087,381
3.00%, 06/20/2027(b)	10,077,000	10,017,312
2.90%, 09/12/2027	20,154,000	19,965,714
3.00%, 11/13/2027(b)	15,111,000	15,002,685
Hewlett Packard Enterprise Co.
4.05%, 09/15/2027(b)	9,070,000	9,090,140
4.40%, 09/25/2027	12,599,000	12,675,441
IBM International Capital Pte. Ltd., 4.60%, 02/05/2027(b)	5,041,000	5,074,737
NetApp, Inc., 2.38%, 06/22/2027(b)	5,537,000	5,426,206
		119,949,137
Textiles, Apparel & Luxury Goods-0.22%
NIKE, Inc., 2.75%, 03/27/2027	10,079,000	9,984,056
Tobacco-0.97%
B.A.T. Capital Corp. (United Kingdom), 4.70%, 04/02/2027	9,072,000	9,136,075
Philip Morris International, Inc.
4.75%, 02/12/2027	7,533,000	7,603,490
3.13%, 08/17/2027(b)	5,040,000	5,005,158
4.38%, 11/01/2027	7,559,000	7,637,027
5.13%, 11/17/2027	15,118,000	15,440,439
		44,822,189
Trading Companies & Distributors-0.53%
Air Lease Corp.
2.20%, 01/15/2027(b)	7,553,000	7,440,050
3.63%, 04/01/2027(b)	5,016,000	4,984,241
3.63%, 12/01/2027	5,035,000	5,003,121
5.85%, 12/15/2027(b)	7,032,000	7,245,353
		24,672,765
Water Utilities-0.24%
American Water Capital Corp., 2.95%, 09/01/2027(b)	6,042,000	5,977,089
Essential Utilities, Inc., 4.80%, 08/15/2027	5,042,000	5,096,939
		11,074,028
Wireless Telecommunication Services-0.28%
Rogers Communications, Inc. (Canada), 3.20%, 03/15/2027	12,983,000	12,891,425
Total U.S. Dollar Denominated Bonds & Notes (Cost $4,536,796,288)		4,570,341,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(c)(d) (Cost $7,946,598)	7,946,598	$ 7,946,598
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.21% (Cost $4,544,742,886)		4,578,287,838
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.30%
Invesco Private Government Fund, 3.64%(c)(d)(e)	79,773,471	79,773,471
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.81%(c)(d)(e)	210,623,501	$ 210,686,688
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $290,460,159)		290,460,159
TOTAL INVESTMENTS IN SECURITIES-105.51% (Cost $4,835,203,045)		4,868,747,997
OTHER ASSETS LESS LIABILITIES-(5.51)%		(254,306,223)
NET ASSETS-100.00%		$4,614,441,774

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,145,113	$166,370,500	$(159,569,015)	$-	$-	$7,946,598	$332,199
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	106,041,096	237,323,955	(263,591,580)	-	-	79,773,471	1,989,443*
Invesco Private Prime Fund	275,917,356	569,167,376	(634,394,718)	(19,686)	16,360	210,686,688	5,368,245*
Total	$383,103,565	$972,861,831	$(1,057,555,313)	$(19,686)	$16,360	$298,406,757	$7,689,887

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
February 28, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.97%
Aerospace & Defense-2.61%
Boeing Co. (The), 3.25%, 02/01/2028	$9,007,500	$ 8,905,263
General Dynamics Corp., 3.75%, 05/15/2028	8,190,000	8,219,028
HEICO Corp., 5.25%, 08/01/2028	4,894,000	5,040,277
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028	4,903,000	4,680,896
L3Harris Technologies, Inc., 4.40%, 06/15/2028	6,942,000	6,996,534
Lockheed Martin Corp.
4.45%, 05/15/2028(b)	4,096,000	4,153,041
4.15%, 08/15/2028	4,097,000	4,139,736
Northrop Grumman Corp., 3.25%, 01/15/2028	16,378,000	16,216,071
RTX Corp., 4.13%, 11/16/2028	24,564,000	24,720,367
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	5,729,000	5,781,099
		88,852,312
Air Freight & Logistics-0.14%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	4,908,000	4,922,899
Automobiles-4.35%
American Honda Finance Corp.
4.70%, 01/12/2028	4,095,000	4,160,706
3.50%, 02/15/2028	4,096,000	4,072,512
4.55%, 03/03/2028	5,326,000	5,395,960
2.00%, 03/24/2028	6,143,000	5,916,937
5.13%, 07/07/2028	6,550,000	6,726,703
4.25%, 09/01/2028	5,730,000	5,779,199
5.65%, 11/15/2028	6,552,000	6,840,783
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	6,143,000	5,961,234
5.92%, 03/20/2028	8,150,000	8,372,130
6.80%, 05/12/2028	12,229,000	12,794,685
6.80%, 11/07/2028	12,235,000	12,899,148
General Motors Co.
5.35%, 04/15/2028	6,140,000	6,292,783
5.00%, 10/01/2028(b)	6,141,000	6,267,980
Honda Motor Co. Ltd. (Japan), 4.44%, 07/08/2028	5,726,000	5,793,268
PACCAR Financial Corp., 4.55%, 03/03/2028	4,897,000	4,989,712
Toyota Motor Corp. (Japan)
5.12%, 07/13/2028(b)	4,093,000	4,219,191
3.67%, 07/20/2028(b)	4,095,000	4,101,704
Toyota Motor Credit Corp.
3.05%, 01/11/2028	4,090,000	4,047,934
4.63%, 01/12/2028(b)	8,191,000	8,332,748
1.90%, 04/06/2028	6,145,000	5,935,130
4.05%, 09/05/2028	6,550,000	6,608,653
5.25%, 09/11/2028	6,125,000	6,347,083
Series B, 3.75%, 01/12/2028(b)	6,140,000	6,151,009
		148,007,192
	Principal Amount	Value
Banks-12.01%
Banco Santander S.A. (Spain)
4.38%, 04/12/2028	$10,191,000	$10,264,720
5.59%, 08/08/2028	12,279,000	12,730,727
6.61%, 11/07/2028(b)	10,230,000	10,905,955
Bank of Montreal (Canada)
5.20%, 02/01/2028	9,829,000	10,079,106
5.72%, 09/25/2028	8,189,000	8,544,401
Bank of Nova Scotia (The) (Canada), 5.25%, 06/12/2028	6,140,000	6,328,350
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	16,378,000	16,505,085
Canadian Imperial Bank of Commerce (Canada)
5.00%, 04/28/2028(b)	8,182,000	8,371,585
5.99%, 10/03/2028(b)	5,730,000	6,017,233
Capital One N.A., 4.65%, 09/13/2028	7,338,000	7,455,661
Citibank N.A., 5.80%, 09/29/2028	20,469,000	21,440,883
Citigroup, Inc., 4.13%, 07/25/2028	17,190,000	17,216,319
Cooperatieve Rabobank U.A. (Netherlands)
4.88%, 01/21/2028(b)	5,726,000	5,861,972
3.96%, 10/17/2028(b)	4,089,000	4,118,216
Fifth Third Bancorp, 3.95%, 03/14/2028	5,323,000	5,326,075
HSBC USA, Inc., 4.65%, 06/03/2028	7,365,000	7,491,258
KeyCorp, 4.10%, 04/30/2028	6,143,000	6,162,896
Lloyds Banking Group PLC (United Kingdom), 4.38%, 03/22/2028(b)	12,285,000	12,388,173
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028(b)	9,787,000	9,934,389
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 03/02/2028(b)	10,646,000	10,676,345
4.05%, 09/11/2028(b)	8,182,000	8,230,975
Mizuho Financial Group, Inc. (Japan), 4.02%, 03/05/2028	10,640,000	10,686,955
National Bank of Canada (Canada), 5.60%, 12/18/2028	8,187,000	8,553,892
Pinnacle Bank, 5.63%, 02/15/2028	4,065,000	4,153,377
PNC Bank N.A.
3.25%, 01/22/2028(b)	5,727,000	5,683,172
4.05%, 07/26/2028	10,235,000	10,255,449
Regions Financial Corp., 1.80%, 08/12/2028(b)	5,314,000	5,033,483
Royal Bank of Canada (Canada)
4.90%, 01/12/2028	6,139,000	6,271,249
5.20%, 08/01/2028	8,189,000	8,437,687
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 01/13/2028	15,559,000	16,043,899
3.54%, 01/17/2028(b)	6,136,000	6,108,768
5.80%, 07/13/2028(b)	6,115,000	6,375,771
3.94%, 07/19/2028	6,144,000	6,164,480
5.72%, 09/14/2028(b)	9,006,000	9,391,841
1.90%, 09/17/2028	16,378,000	15,566,397

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Banks-(continued)
Toronto-Dominion Bank (The) (Canada)
5.16%, 01/10/2028	$10,229,000	$10,470,236
3.91%, 01/13/2028(b)	8,183,000	8,196,160
4.86%, 01/31/2028(b)	10,234,000	10,430,841
4.57%, 06/02/2028	8,191,000	8,310,773
5.52%, 07/17/2028(b)	10,238,000	10,610,586
4.11%, 10/13/2028	8,191,000	8,231,702
U.S. Bancorp, 3.90%, 04/26/2028(b)	6,956,000	6,988,363
UBS AG (Switzerland)
7.50%, 02/15/2028	7,820,000	8,371,217
5.65%, 09/11/2028	12,279,000	12,813,862
		409,200,484
Beverages-1.40%
Coca-Cola Co. (The)
1.50%, 03/05/2028(b)	6,139,000	5,900,797
1.00%, 03/15/2028(b)	10,640,000	10,118,659
Constellation Brands, Inc., 3.60%, 02/15/2028(b)	5,728,000	5,695,706
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028	4,095,000	4,106,480
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	4,092,000	4,117,463
PepsiCo, Inc.
4.45%, 02/07/2028(b)	6,144,000	6,241,211
3.60%, 02/18/2028(b)	6,144,000	6,147,165
4.45%, 05/15/2028	5,321,000	5,410,392
		47,737,873
Biotechnology-1.51%
AbbVie, Inc., 4.65%, 03/15/2028	10,229,000	10,413,252
Amgen, Inc.
5.15%, 03/02/2028	30,704,000	31,452,008
1.65%, 08/15/2028	10,100,000	9,602,756
		51,468,016
Broadline Retail-1.12%
Amazon.com, Inc.
1.65%, 05/12/2028	18,418,000	17,660,849
3.90%, 11/20/2028	20,468,000	20,585,104
		38,245,953
Building Products-0.43%
Amrize Finance US LLC, 4.70%, 04/07/2028	5,726,000	5,815,943
Lennox International, Inc., 5.50%, 09/15/2028	4,084,000	4,227,925
Masco Corp., 1.50%, 02/15/2028	4,893,000	4,671,029
		14,714,897
Capital Markets-5.19%
Ameriprise Financial, Inc., 5.70%, 12/15/2028(b)	4,914,000	5,144,599
Ares Capital Corp., 2.88%, 06/15/2028(b)	10,235,000	9,765,719
Ares Management Corp., 6.38%, 11/10/2028	4,078,000	4,279,786
Ares Strategic Income Fund, 5.70%, 03/15/2028	8,186,000	8,254,306
	Principal Amount	Value
Capital Markets-(continued)
Bank of New York Mellon Corp. (The)
3.40%, 01/29/2028	$6,143,041	$6,114,321
3.85%, 04/28/2028(b)	7,364,000	7,400,727
1.65%, 07/14/2028	4,086,000	3,909,048
3.00%, 10/30/2028	4,085,000	3,990,028
Blackstone Secured Lending Fund
5.35%, 04/13/2028(b)	5,726,000	5,748,712
2.85%, 09/30/2028	5,234,666	4,905,477
Blue Owl Credit Income Corp., 7.95%, 06/13/2028	5,326,000	5,522,698
Blue Owl Technology Finance Corp., 6.10%, 03/15/2028(b)	5,287,000	5,258,440
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	8,594,000	8,579,007
Charles Schwab Corp. (The)
3.20%, 01/25/2028(b)	5,729,000	5,682,788
2.00%, 03/20/2028	10,230,000	9,885,853
CME Group, Inc., 3.75%, 06/15/2028	4,074,000	4,075,909
FS KKR Capital Corp., 3.13%, 10/12/2028	6,115,000	5,569,692
Golub Capital BDC, Inc., 7.05%, 12/05/2028	5,730,000	5,965,376
HPS Corporate Lending Fund, 5.45%, 01/14/2028	6,144,000	6,172,163
Jefferies Financial Group, Inc., 5.88%, 07/21/2028	8,185,000	8,451,549
Marex Group PLC (United Kingdom), 5.83%, 05/08/2028	4,080,000	4,162,466
Nasdaq, Inc., 5.35%, 06/28/2028	6,523,000	6,718,026
Nomura Holdings, Inc. (Japan)
5.84%, 01/18/2028	4,504,000	4,651,140
6.07%, 07/12/2028	7,371,000	7,703,506
2.17%, 07/14/2028	8,183,000	7,836,557
Northern Trust Corp., 3.65%, 08/03/2028(b)	4,085,000	4,088,115
S&P Global, Inc., 4.75%, 08/01/2028(b)	5,728,000	5,850,462
State Street Corp., 4.54%, 02/28/2028	11,052,000	11,228,516
		176,914,986
Chemicals-0.89%
Air Products and Chemicals, Inc., 4.30%, 06/11/2028	4,908,000	4,969,986
Ecolab, Inc.
5.25%, 01/15/2028(b)	4,094,000	4,208,912
4.30%, 06/15/2028(b)	4,098,000	4,147,001
Nutrien Ltd. (Canada), 4.90%, 03/27/2028(b)	6,140,000	6,252,783
PPG Industries, Inc., 3.75%, 03/15/2028(b)	6,553,000	6,550,578
Sherwin-Williams Co. (The), 4.30%, 08/15/2028	4,098,000	4,136,312
		30,265,572
Commercial Services & Supplies-0.84%
CDW LLC/CDW Finance Corp., 3.28%, 12/01/2028	4,085,000	3,989,249
Republic Services, Inc., 3.95%, 05/15/2028(b)	6,550,018	6,572,636
Veralto Corp., 5.35%, 09/18/2028	5,711,000	5,899,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Waste Management, Inc.
1.15%, 03/15/2028(b)	$4,096,000	$3,893,456
4.50%, 03/15/2028	8,189,000	8,314,584
		28,669,103
Communications Equipment-0.41%
Cisco Systems, Inc., 4.55%, 02/24/2028(b)	8,191,000	8,324,257
Motorola Solutions, Inc., 4.60%, 02/23/2028(b)	5,729,000	5,794,359
		14,118,616
Construction & Engineering-0.12%
Quanta Services, Inc., 4.30%, 08/09/2028	4,095,000	4,130,480
Consumer Finance-2.09%
Ally Financial, Inc., 2.20%, 11/02/2028	6,137,000	5,843,274
Capital One Financial Corp., 3.80%, 01/31/2028	11,457,000	11,428,420
General Motors Financial Co., Inc.
6.00%, 01/09/2028	8,187,000	8,460,379
5.05%, 04/04/2028(b)	9,824,000	10,019,068
2.40%, 04/10/2028	8,182,000	7,920,950
5.80%, 06/23/2028	11,048,000	11,453,176
2.40%, 10/15/2028	8,182,000	7,845,720
4.20%, 10/27/2028(b)	8,190,000	8,223,450
		71,194,437
Consumer Staples Distribution & Retail-1.49%
Dollar General Corp.
4.13%, 05/01/2028	4,089,000	4,106,621
5.20%, 07/05/2028	4,091,000	4,198,521
Dollar Tree, Inc., 4.20%, 05/15/2028	10,234,000	10,277,530
Target Corp., 4.35%, 06/15/2028	4,098,000	4,156,424
Walmart, Inc.
3.90%, 04/15/2028	6,145,000	6,185,146
3.70%, 06/26/2028	12,111,000	12,144,810
1.50%, 09/22/2028(b)	10,238,000	9,741,159
		50,810,211
Containers & Packaging-0.14%
WRKCo, Inc., 4.00%, 03/15/2028(b)	4,826,000	4,836,670
Distributors-0.20%
LKQ Corp., 5.75%, 06/15/2028(b)	6,545,000	6,722,994
Diversified REITs-0.81%
CubeSmart L.P., 2.25%, 12/15/2028	4,488,000	4,278,693
Digital Realty Trust L.P.
5.55%, 01/15/2028	7,364,000	7,581,013
4.45%, 07/15/2028	5,326,000	5,382,333
VICI Properties L.P., 4.75%, 02/15/2028(b)	10,234,000	10,339,219
		27,581,258
Diversified Telecommunication Services-1.01%
AT&T, Inc., 1.65%, 02/01/2028	18,420,000	17,673,544
Verizon Communications, Inc., 2.10%, 03/22/2028	17,440,000	16,855,972
		34,529,516
	Principal Amount	Value
Electric Utilities-6.68%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	$4,895,000	$ 4,847,644
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/2028	4,098,000	4,236,204
Commonwealth Edison Co., 3.70%, 08/15/2028	4,507,000	4,503,289
Constellation Energy Generation LLC
3.90%, 01/08/2028	7,372,000	7,377,801
5.60%, 03/01/2028(b)	6,139,000	6,333,727
Duke Energy Corp., 4.30%, 03/15/2028	7,371,000	7,434,218
Duke Energy Florida LLC, 3.80%, 07/15/2028	4,908,000	4,915,742
Duke Energy Progress LLC, 3.70%, 09/01/2028	4,089,000	4,085,724
Edison International
4.13%, 03/15/2028	4,489,000	4,467,683
5.25%, 11/15/2028(b)	4,912,000	5,007,891
Entergy Corp., 1.90%, 06/15/2028	5,325,000	5,089,845
Eversource Energy, 5.45%, 03/01/2028	10,643,000	10,925,328
Exelon Corp., 5.15%, 03/15/2028	8,191,000	8,382,777
Florida Power & Light Co.
5.05%, 04/01/2028	8,190,000	8,399,974
4.40%, 05/15/2028	6,137,000	6,216,549
Georgia Power Co.
4.65%, 05/16/2028	6,139,000	6,240,022
4.00%, 10/01/2028(b)	6,140,000	6,176,423
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	5,709,000	5,674,533
4.75%, 02/07/2028	4,908,000	4,993,444
4.80%, 03/15/2028	4,896,000	4,991,793
Series D, 4.15%, 08/25/2028	5,733,000	5,774,586
NextEra Energy Capital Holdings, Inc.
4.85%, 02/04/2028(b)	8,186,000	8,339,815
4.90%, 02/28/2028	10,230,000	10,418,098
1.90%, 06/15/2028	12,285,000	11,762,003
Oncor Electric Delivery Co. LLC, 4.30%, 05/15/2028	4,898,000	4,946,741
Pacific Gas and Electric Co.
5.00%, 06/04/2028	6,536,000	6,659,458
3.00%, 06/15/2028	6,549,000	6,402,000
3.75%, 07/01/2028	7,146,000	7,098,400
PG&E Corp., 5.00%, 07/01/2028	8,161,000	8,144,283
San Diego Gas & Electric Co., 4.95%, 08/15/2028	4,908,000	5,038,426
Southern California Edison Co.
5.30%, 03/01/2028	6,143,000	6,288,796
5.65%, 10/01/2028	4,493,000	4,662,118
Southern Co. (The), 4.85%, 06/15/2028	6,143,000	6,267,139
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	4,689,000	4,697,277
Virginia Electric & Power Co., Series A, 3.80%, 04/01/2028	5,730,000	5,729,306
Xcel Energy, Inc., 4.00%, 06/15/2028(b)	5,158,000	5,170,297
		227,699,354

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Electrical Equipment-0.54%
Emerson Electric Co., 2.00%, 12/21/2028	$8,165,000	$ 7,793,283
Regal Rexnord Corp., 6.05%, 04/15/2028(b)	10,230,000	10,609,315
		18,402,598
Electronic Equipment, Instruments & Components-1.31%
Amphenol Corp.
4.38%, 06/12/2028(b)	6,145,000	6,225,902
3.90%, 11/15/2028	6,141,000	6,168,743
Arrow Electronics, Inc., 3.88%, 01/12/2028	4,080,000	4,060,348
Avnet, Inc., 6.25%, 03/15/2028	4,085,000	4,239,355
Jabil, Inc., 3.95%, 01/12/2028	4,096,000	4,089,673
TD SYNNEX Corp., 2.38%, 08/09/2028	4,893,000	4,686,738
Teledyne Technologies, Inc., 2.25%, 04/01/2028	5,726,000	5,541,191
Trane Technologies Holdco, Inc., 3.75%, 08/21/2028(b)	4,489,000	4,501,019
Trimble, Inc., 4.90%, 06/15/2028	4,911,000	4,958,113
		44,471,082
Energy Equipment & Services-0.12%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	3,941,000	3,916,294
Entertainment-0.91%
Netflix, Inc., 5.88%, 11/15/2028(b)	15,550,000	16,362,397
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	6,554,000	6,667,282
Walt Disney Co. (The), 2.20%, 01/13/2028(b)	8,188,000	7,999,599
		31,029,278
Financial Services-3.66%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.88%, 01/23/2028	4,484,000	4,476,837
4.88%, 04/01/2028(b)	6,145,000	6,249,321
5.75%, 06/06/2028(b)	8,189,000	8,482,240
3.00%, 10/29/2028	30,696,000	29,871,981
Blackstone Private Credit Fund, 7.30%, 11/27/2028	5,287,000	5,530,144
Block Financial LLC, 2.50%, 07/15/2028(b)	4,095,000	3,903,841
Fidelity National Information Services, Inc., 1.65%, 03/01/2028(b)	6,139,000	5,861,884
Fiserv, Inc.
5.45%, 03/02/2028	7,371,000	7,541,890
5.38%, 08/21/2028	5,731,000	5,874,840
Global Payments, Inc., 4.50%, 11/15/2028	14,327,000	14,364,012
LPL Holdings, Inc.
4.90%, 04/03/2028	4,080,000	4,129,721
6.75%, 11/17/2028	6,145,000	6,518,958
	Principal Amount	Value
Financial Services-(continued)
Mastercard, Inc.
4.10%, 01/15/2028(b)	$6,145,000	$6,201,401
3.50%, 02/26/2028(b)	4,089,000	4,087,427
4.88%, 03/09/2028	6,143,000	6,279,953
MGIC Investment Corp., 5.25%, 08/15/2028	5,294,000	5,292,038
		124,666,488
Food Products-1.61%
Campbell’s Co. (The), 4.15%, 03/15/2028(b)	8,188,552	8,215,371
General Mills, Inc.
4.20%, 04/17/2028	11,460,000	11,507,125
5.50%, 10/17/2028(b)	4,092,000	4,245,668
Hershey Co. (The), 4.55%, 02/24/2028	4,090,000	4,159,938
Hormel Foods Corp., 1.70%, 06/03/2028(b)	6,140,000	5,868,308
J.M. Smucker Co. (The), 5.90%, 11/15/2028	6,138,000	6,438,817
Kellanova, 4.30%, 05/15/2028(b)	4,912,000	4,963,885
Mondelez International, Inc.
4.25%, 05/06/2028	5,732,000	5,776,849
4.13%, 05/07/2028(b)	3,783,000	3,799,522
		54,975,483
Gas Utilities-0.22%
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028(b)	7,370,000	7,572,422
Ground Transportation-0.85%
Canadian Pacific Railway Co. (Canada), 4.00%, 06/01/2028	4,095,000	4,107,533
CSX Corp., 3.80%, 03/01/2028	6,546,000	6,553,807
Ryder System, Inc.
5.65%, 03/01/2028(b)	4,049,000	4,175,593
5.25%, 06/01/2028	5,287,000	5,432,786
Union Pacific Corp., 3.95%, 09/10/2028	8,632,300	8,675,352
		28,945,071
Health Care Equipment & Supplies-1.75%
Abbott Laboratories, 1.15%, 01/30/2028(b)	5,323,000	5,091,951
Baxter International, Inc., 2.27%, 12/01/2028(b)	10,221,000	9,666,288
Becton, Dickinson and Co., 4.69%, 02/13/2028(b)	6,532,000	6,625,456
Edwards Lifesciences Corp., 4.30%, 06/15/2028(b)	4,913,000	4,945,598
GE HealthCare Technologies, Inc., 4.15%, 12/15/2028(b)	4,911,000	4,938,057
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028(b)	8,190,000	8,271,289
Stryker Corp.
4.70%, 02/10/2028	5,735,000	5,823,007
3.65%, 03/07/2028	4,917,000	4,904,872
4.85%, 12/08/2028(b)	4,912,000	5,046,703
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/2028	4,089,000	4,238,359
		59,551,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-4.82%
Centene Corp., 2.45%, 07/15/2028	$18,834,000	$ 17,759,647
Cigna Group (The), 4.38%, 10/15/2028	31,089,177	31,418,475
CVS Health Corp., 4.30%, 03/25/2028	40,935,000	41,194,856
Elevance Health, Inc.
4.10%, 03/01/2028	10,231,990	10,266,109
4.00%, 09/15/2028	6,141,000	6,152,425
HCA, Inc.
5.00%, 03/01/2028(b)	5,733,000	5,853,742
5.20%, 06/01/2028(b)	8,187,000	8,393,161
5.63%, 09/01/2028	12,283,000	12,672,995
Humana, Inc.
5.75%, 03/01/2028	4,039,000	4,150,708
5.75%, 12/01/2028	4,089,000	4,238,792
UnitedHealth Group, Inc.
5.25%, 02/15/2028	8,184,000	8,402,278
3.85%, 06/15/2028	9,419,000	9,428,710
4.40%, 06/15/2028(b)	4,089,000	4,140,673
		164,072,571
Health Care REITs-0.58%
Healthpeak OP LLC, 2.13%, 12/01/2028(b)	4,076,000	3,878,414
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	4,472,000	4,518,087
Ventas Realty L.P., 4.00%, 03/01/2028	5,322,000	5,321,471
Welltower OP LLC, 4.25%, 04/15/2028	6,143,000	6,195,398
		19,913,370
Hotels, Restaurants & Leisure-1.81%
Booking Holdings, Inc., 3.55%, 03/15/2028	4,091,000	4,067,289
Expedia Group, Inc., 3.80%, 02/15/2028	8,186,750	8,149,686
Hyatt Hotels Corp., 5.05%, 03/30/2028	4,085,000	4,168,574
Las Vegas Sands Corp., 5.63%, 06/15/2028	8,187,000	8,389,078
Marriott International, Inc., 5.55%, 10/15/2028	5,734,000	5,959,723
McDonald’s Corp.
3.80%, 04/01/2028	8,598,514	8,608,671
4.80%, 08/14/2028	4,917,000	5,032,557
Starbucks Corp.
3.50%, 03/01/2028	4,916,000	4,886,976
4.50%, 05/15/2028	6,140,000	6,218,145
4.00%, 11/15/2028	6,143,000	6,166,838
		61,647,537
Household Durables-0.15%
Mohawk Industries, Inc., 5.85%, 09/18/2028	4,904,000	5,113,441
Household Products-0.39%
Clorox Co. (The), 3.90%, 05/15/2028(b)	4,095,000	4,099,415
Colgate-Palmolive Co., 4.60%, 03/01/2028	4,097,000	4,170,668
Procter & Gamble Co. (The), 3.95%, 01/26/2028(b)	4,910,000	4,952,037
		13,222,120
Independent Power and Renewable Electricity Producers-0.22%
AES Corp. (The), 5.45%, 06/01/2028(b)	7,368,000	7,539,453
	Principal Amount	Value
Industrial Conglomerates-0.39%
3M Co., 3.63%, 09/14/2028(b)	$4,912,000	$ 4,892,117
Eaton Corp., 4.35%, 05/18/2028(b)	4,095,000	4,147,726
Honeywell International, Inc., 4.95%, 02/15/2028	4,097,000	4,187,887
		13,227,730
Insurance-0.39%
Brown & Brown, Inc., 4.70%, 06/23/2028	4,070,000	4,109,677
Lincoln National Corp., 3.80%, 03/01/2028	4,094,000	4,057,928
Willis North America, Inc., 4.50%, 09/15/2028	4,908,000	4,940,660
		13,108,265
Interactive Media & Services-0.61%
Alphabet, Inc., 3.88%, 11/15/2028	8,184,000	8,245,253
Meta Platforms, Inc., 4.60%, 05/15/2028(b)	12,282,000	12,528,763
		20,774,016
IT Services-0.64%
DXC Technology Co., 2.38%, 09/15/2028(b)	5,310,000	5,010,872
International Business Machines Corp.
4.50%, 02/06/2028(b)	8,189,000	8,297,392
4.65%, 02/10/2028	8,188,000	8,319,534
		21,627,798
Life Sciences Tools & Services-0.27%
Revvity, Inc., 1.90%, 09/15/2028(b)	4,079,000	3,866,900
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028	5,732,000	5,448,979
		9,315,879
Machinery-2.76%
Caterpillar Financial Services Corp.
3.70%, 01/10/2028(b)	4,090,000	4,102,044
3.95%, 11/14/2028	8,600,000	8,649,139
Series K, 4.10%, 08/15/2028(b)	6,140,000	6,198,777
CNH Industrial Capital LLC
4.75%, 03/21/2028(b)	4,090,000	4,146,224
4.55%, 04/10/2028	4,897,000	4,947,430
Ingersoll Rand, Inc., 5.40%, 08/14/2028	4,095,000	4,236,617
John Deere Capital Corp.
4.65%, 01/07/2028	4,095,000	4,172,973
4.75%, 01/20/2028(b)	9,007,000	9,202,265
4.90%, 03/03/2028	5,326,000	5,458,645
1.50%, 03/06/2028(b)	4,094,000	3,931,234
4.95%, 07/14/2028	12,279,000	12,628,512
Series I, 4.25%, 06/05/2028	5,731,000	5,807,913
Otis Worldwide Corp., 5.25%, 08/16/2028	6,137,000	6,333,869
Wabtec Corp., 4.70%, 09/15/2028	10,231,000	10,394,216
Xylem, Inc., 1.95%, 01/30/2028	4,089,000	3,951,089
		94,160,947
Marine Transportation-0.12%
Kirby Corp., 4.20%, 03/01/2028	4,065,000	4,079,587

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Media-1.15%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
3.75%, 02/15/2028	$8,166,000	$8,098,214
4.20%, 03/15/2028	10,199,000	10,195,502
Comcast Corp.
3.15%, 02/15/2028	10,632,000	10,514,901
3.55%, 05/01/2028	6,421,000	6,391,479
Paramount Global, 3.38%, 02/15/2028	4,083,000	3,948,516
		39,148,612
Metals & Mining-0.50%
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	3,978,000	3,978,295
4.38%, 08/01/2028	3,501,000	3,505,543
Nucor Corp., 3.95%, 05/01/2028(b)	4,089,000	4,105,125
Steel Dynamics, Inc., 4.00%, 12/15/2028	5,325,000	5,331,004
		16,919,967
Multi-Utilities-1.57%
Dominion Energy, Inc., 4.60%, 05/15/2028	8,189,000	8,308,552
DTE Electric Co., Series A, 1.90%, 04/01/2028(b)	4,710,000	4,542,060
DTE Energy Co., 4.88%, 06/01/2028	8,597,000	8,764,640
National Grid PLC (United Kingdom), 5.60%, 06/12/2028	5,731,000	5,934,041
NiSource, Inc., 5.25%, 03/30/2028	8,598,000	8,817,883
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	4,916,000	5,137,357
Sempra, 3.40%, 02/01/2028	8,186,609	8,102,210
WEC Energy Group, Inc., 2.20%, 12/15/2028(b)	4,097,000	3,914,796
		53,521,539
Oil, Gas & Consumable Fuels-5.47%
BP Capital Markets PLC, 3.72%, 11/28/2028(b)	6,549,000	6,540,580
Chevron USA, Inc.
3.85%, 01/15/2028	4,883,000	4,906,947
4.48%, 02/26/2028(b)	8,185,000	8,318,891
4.05%, 08/13/2028(b)	5,311,000	5,366,110
Continental Resources, Inc., 4.38%, 01/15/2028	8,186,000	8,204,987
Enbridge, Inc. (Canada)
6.00%, 11/15/2028(b)	6,145,000	6,474,570
4.20%, 11/20/2028	4,098,000	4,124,059
Energy Transfer L.P.
5.55%, 02/15/2028	8,186,000	8,429,080
4.95%, 05/15/2028	6,548,500	6,675,328
4.95%, 06/15/2028	8,191,028	8,356,885
6.10%, 12/01/2028	4,089,000	4,305,211
Enterprise Products Operating LLC, 4.30%, 06/20/2028(b)	6,546,000	6,617,691
EOG Resources, Inc., 4.40%, 07/15/2028	4,087,000	4,141,991
EQT Corp., 5.70%, 04/01/2028	4,085,000	4,224,486
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Equinor ASA (Norway)
4.25%, 06/02/2028(b)	$6,526,000	$6,596,901
3.63%, 09/10/2028(b)	8,153,000	8,163,571
Kinder Morgan, Inc., 4.30%, 03/01/2028	10,230,750	10,317,040
MPLX L.P., 4.00%, 03/15/2028	10,237,000	10,255,282
ONEOK, Inc.
4.55%, 07/15/2028	6,533,000	6,605,965
5.65%, 11/01/2028	6,123,000	6,372,533
Ovintiv, Inc., 5.65%, 05/15/2028	5,727,000	5,933,482
Phillips 66, 3.90%, 03/15/2028	6,546,000	6,541,270
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	11,048,000	11,097,790
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028(b)	11,458,000	11,531,002
Valero Energy Corp., 4.35%, 06/01/2028	4,836,000	4,880,210
Valero Energy Partners L.P., 4.50%, 03/15/2028	3,720,000	3,759,342
Williams Cos., Inc. (The), 5.30%, 08/15/2028	7,346,000	7,585,781
		186,326,985
Passenger Airlines-0.53%
Delta Air Lines, Inc.
4.38%, 04/19/2028	3,361,000	3,378,591
4.95%, 07/10/2028	8,182,000	8,319,900
Southwest Airlines Co., 4.38%, 11/15/2028(b)	6,139,000	6,193,154
		17,891,645
Personal Care Products-0.90%
Estee Lauder Cos., Inc. (The), 4.38%, 05/15/2028(b)	5,731,000	5,796,014
Kenvue, Inc., 5.05%, 03/22/2028(b)	8,190,000	8,388,850
Unilever Capital Corp. (United Kingdom)
3.50%, 03/22/2028(b)	10,643,000	10,614,399
4.88%, 09/08/2028	5,701,000	5,861,578
		30,660,841
Pharmaceuticals-3.88%
AstraZeneca Finance LLC (United Kingdom)
4.88%, 03/03/2028(b)	9,003,000	9,205,532
1.75%, 05/28/2028	10,236,000	9,801,702
Bristol-Myers Squibb Co., 3.90%, 02/20/2028(b)	4,075,000	4,096,342
Eli Lilly and Co.
4.55%, 02/12/2028	8,188,000	8,326,231
4.00%, 10/15/2028	8,190,000	8,268,282
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/2028	14,321,786	14,384,575
Johnson & Johnson
2.90%, 01/15/2028	12,279,000	12,155,148
4.55%, 03/01/2028(b)	6,138,000	6,257,850
Merck & Co., Inc.
4.05%, 05/17/2028	4,080,000	4,115,276
1.90%, 12/10/2028(b)	8,164,000	7,796,233
Novartis Capital Corp., 3.90%, 11/05/2028	5,728,000	5,757,944

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Pfizer, Inc., 3.60%, 09/15/2028(b)	$8,185,441	$ 8,187,165
Sanofi S.A., 3.63%, 06/19/2028	8,187,842	8,192,226
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028(b)	14,139,000	14,494,126
Zoetis, Inc.
4.15%, 08/17/2028	6,954,000	7,008,099
3.90%, 08/20/2028	4,085,000	4,091,283
		132,138,014
Professional Services-0.75%
Automatic Data Processing, Inc., 1.70%, 05/15/2028(b)	8,183,000	7,842,778
Concentrix Corp., 6.60%, 08/02/2028(b)	6,549,000	6,607,827
Equifax, Inc., 5.10%, 06/01/2028	5,730,000	5,855,637
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	4,917,000	5,169,102
		25,475,344
Residential REITs-0.38%
American Homes 4 Rent L.P., 4.25%, 02/15/2028	4,075,000	4,085,228
ERP Operating L.P., 3.50%, 03/01/2028	4,092,000	4,065,821
Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	4,891,000	4,657,924
		12,808,973
Retail REITs-0.46%
Realty Income Corp.
3.40%, 01/15/2028(b)	4,862,000	4,824,055
3.65%, 01/15/2028	4,480,000	4,467,831
Simon Property Group L.P., 1.75%, 02/01/2028	6,553,000	6,315,012
		15,606,898
Semiconductors & Semiconductor Equipment-2.81%
Advanced Micro Devices, Inc., 4.32%, 03/24/2028(b)	5,117,000	5,183,774
Analog Devices, Inc.
4.25%, 06/15/2028	6,962,000	7,042,466
1.70%, 10/01/2028	6,128,000	5,823,944
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028	6,355,000	6,333,678
Broadcom, Inc.
1.95%, 02/15/2028(b)	6,083,000	5,884,118
4.80%, 04/15/2028	9,007,000	9,193,277
Intel Corp.
4.88%, 02/10/2028	14,330,000	14,563,681
1.60%, 08/12/2028	8,188,000	7,748,608
Marvell Technology, Inc., 2.45%, 04/15/2028	6,144,000	5,949,001
Microchip Technology, Inc., 4.90%, 03/15/2028	8,183,000	8,319,866
NVIDIA Corp., 1.55%, 06/15/2028(b)	10,232,000	9,778,483
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 4.30%, 08/19/2028	4,090,000	4,119,545
Texas Instruments, Inc., 4.60%, 02/15/2028(b)	5,730,000	5,826,845
		95,767,286
	Principal Amount	Value
Software-2.70%
Adobe, Inc., 4.75%, 01/17/2028(b)	$6,552,000	$ 6,679,504
Intuit, Inc., 5.13%, 09/15/2028(b)	6,143,000	6,324,452
Oracle Corp.
2.30%, 03/25/2028	16,370,000	15,694,679
4.50%, 05/06/2028	6,123,000	6,160,445
4.80%, 08/03/2028(b)	12,274,000	12,408,921
Roper Technologies, Inc.
4.20%, 09/15/2028	6,547,000	6,565,166
4.25%, 09/15/2028	4,095,000	4,114,202
Salesforce, Inc.
3.70%, 04/11/2028	12,282,000	12,257,142
1.50%, 07/15/2028(b)	8,190,000	7,756,513
Synopsys, Inc., 4.65%, 04/01/2028	8,191,000	8,296,834
VMware LLC, 1.80%, 08/15/2028	6,141,000	5,841,548
		92,099,406
Specialized REITs-2.40%
American Tower Corp.
3.60%, 01/15/2028	5,730,000	5,691,890
1.50%, 01/31/2028	5,320,000	5,088,826
5.50%, 03/15/2028	5,731,000	5,898,277
5.25%, 07/15/2028(b)	5,317,000	5,472,282
5.80%, 11/15/2028	6,139,000	6,416,817
Crown Castle, Inc.
5.00%, 01/11/2028(b)	8,182,000	8,328,098
3.80%, 02/15/2028	8,189,000	8,158,032
4.80%, 09/01/2028	4,913,000	4,998,063
Equinix, Inc., 1.55%, 03/15/2028	5,320,000	5,076,076
Extra Space Storage L.P., 5.70%, 04/01/2028	6,554,000	6,770,151
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 06/01/2028	4,086,000	4,190,978
Prologis L.P., 4.88%, 06/15/2028	6,143,000	6,289,112
Public Storage Operating Co.
1.85%, 05/01/2028	5,318,000	5,103,927
1.95%, 11/09/2028	4,487,000	4,278,158
		81,760,687
Specialty Retail-1.95%
AutoZone, Inc., 6.25%, 11/01/2028	4,096,000	4,330,094
Dell International LLC/EMC Corp.
5.25%, 02/01/2028	8,183,000	8,373,328
4.75%, 04/01/2028	8,182,000	8,314,112
Home Depot, Inc. (The)
0.90%, 03/15/2028(b)	4,095,000	3,882,186
1.50%, 09/15/2028(b)	8,183,000	7,766,897
3.75%, 09/15/2028(b)	4,080,000	4,099,691
Lowe`s Cos., Inc., 4.00%, 10/15/2028	6,136,000	6,155,725
Lowe’s Cos., Inc.
1.30%, 04/15/2028(b)	8,189,490	7,770,269
1.70%, 09/15/2028	8,191,000	7,765,711
O’Reilly Automotive, Inc., 4.35%, 06/01/2028	4,090,000	4,129,711
TJX Cos., Inc. (The), 1.15%, 05/15/2028	4,092,000	3,869,198
		66,456,922

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-2.39%
Apple, Inc.
1.20%, 02/08/2028(b)	$20,468,000	$19,591,560
4.00%, 05/10/2028	12,281,000	12,389,569
4.00%, 05/12/2028	12,279,000	12,390,996
1.40%, 08/05/2028(b)	18,832,000	17,915,660
Hewlett Packard Enterprise Co.
5.25%, 07/01/2028	4,506,000	4,626,217
4.15%, 09/15/2028	6,959,000	6,976,294
HP, Inc., 4.75%, 01/15/2028(b)	7,373,000	7,467,960
		81,358,256
Tobacco-1.92%
Altria Group, Inc.
4.88%, 02/04/2028	4,095,000	4,170,209
6.20%, 11/01/2028	4,095,000	4,323,459
B.A.T. Capital Corp. (United Kingdom), 2.26%, 03/25/2028	14,329,500	13,864,758
B.A.T. International Finance PLC (United Kingdom), 4.45%, 03/16/2028	8,182,000	8,262,568
Philip Morris International, Inc.
4.88%, 02/15/2028	12,692,000	12,945,245
3.13%, 03/02/2028(b)	4,090,950	4,036,966
4.13%, 04/28/2028	6,142,000	6,186,703
5.25%, 09/07/2028	5,321,000	5,506,858
3.88%, 10/27/2028	6,140,000	6,155,010
		65,451,776
Trading Companies & Distributors-0.29%
Air Lease Corp.
5.30%, 02/01/2028(b)	5,732,000	5,853,438
2.10%, 09/01/2028(b)	4,095,750	3,894,047
		9,747,485
Water Utilities-0.15%
American Water Capital Corp., 3.75%, 09/01/2028	5,096,000	5,090,798
Wireless Telecommunication Services-1.21%
Sprint Capital Corp., 6.88%, 11/15/2028	20,259,000	21,736,712
	Principal Amount	Value
Wireless Telecommunication Services-(continued)
T-Mobile USA, Inc.
4.95%, 03/15/2028(b)	$8,191,000	$8,361,846
4.80%, 07/15/2028	7,364,000	7,509,527
Vodafone Group PLC (United Kingdom), 4.38%, 05/30/2028(b)	3,500,000	3,559,278
		41,167,363
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,325,340,720)		3,371,354,630
	Shares
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(c)(d) (Cost $211,974)	211,974	211,974
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.98% (Cost $3,325,552,694)		3,371,566,604
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.44%
Invesco Private Government Fund, 3.64%(c)(d)(e)	99,331,077	99,331,077
Invesco Private Prime Fund, 3.81%(c)(d)(e)	256,433,071	256,510,001
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $355,841,078)		355,841,078
TOTAL INVESTMENTS IN SECURITIES-109.42% (Cost $3,681,393,772)		3,727,407,682
OTHER ASSETS LESS LIABILITIES-(9.42)%		(320,907,237)
NET ASSETS-100.00%		$3,406,500,445

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,132,936	$109,451,142	$(110,372,104)	$-	$-	$211,974	$158,783
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	109,653,873	193,707,507	(204,030,303)	-	-	99,331,077	1,770,617*
Invesco Private Prime Fund	290,130,447	432,727,300	(466,347,629)	(20,570)	20,453	256,510,001	4,795,209*
Total	$400,917,256	$735,885,949	$(780,750,036)	$(20,570)	$20,453	$356,053,052	$6,724,609

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
February 28, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.69%
Aerospace & Defense-1.60%
Boeing Co. (The)
3.20%, 03/01/2029	$7,353,000	$7,187,103
6.30%, 05/01/2029	11,030,000	11,756,368
Howmet Aerospace, Inc., 3.00%, 01/15/2029(b)	5,150,000	5,028,029
L3Harris Technologies, Inc., 5.05%, 06/01/2029	5,514,000	5,690,657
Lockheed Martin Corp., 4.50%, 02/15/2029	4,778,000	4,874,536
Northrop Grumman Corp., 4.60%, 02/01/2029	3,676,000	3,750,814
RTX Corp.
5.75%, 01/15/2029	3,682,000	3,871,548
7.50%, 09/15/2029	3,045,000	3,405,460
		45,564,515
Air Freight & Logistics-0.51%
FedEx Corp., 3.10%, 08/05/2029(b)	4,580,000	4,448,473
GXO Logistics, Inc., 6.25%, 05/06/2029	4,403,000	4,649,390
United Parcel Service, Inc., 3.40%, 03/15/2029(b)	5,522,000	5,478,254
		14,576,117
Automobile Components-0.24%
Aptiv Swiss Holdings Ltd., 4.65%, 09/13/2029(b)	2,954,000	3,026,010
BorgWarner, Inc., 4.95%, 08/15/2029(b)	3,674,000	3,776,801
		6,802,811
Automobiles-4.34%
American Honda Finance Corp.
4.15%, 01/08/2029	5,150,000	5,179,502
2.25%, 01/12/2029	4,783,000	4,566,771
4.90%, 03/13/2029(b)	5,518,000	5,661,504
4.40%, 09/05/2029	5,514,000	5,593,123
Ford Motor Credit Co. LLC
2.90%, 02/10/2029	5,520,000	5,256,066
5.80%, 03/08/2029	11,775,000	12,132,129
4.97%, 04/06/2029	11,040,000	11,113,527
5.11%, 05/03/2029	10,942,000	11,051,001
5.30%, 09/06/2029	6,618,000	6,720,678
5.88%, 11/07/2029	9,200,000	9,518,276
General Motors Co., 5.40%, 10/15/2029(b)	7,360,000	7,659,703
PACCAR Financial Corp., 4.60%, 01/31/2029(b)	4,417,000	4,532,173
Toyota Motor Corp. (Japan), 2.76%, 07/02/2029(b)	3,682,000	3,561,679
Toyota Motor Credit Corp.
4.65%, 01/05/2029(b)	5,885,000	6,026,717
3.65%, 01/08/2029(b)	3,680,000	3,676,692
5.05%, 05/16/2029	7,361,000	7,628,472
4.45%, 06/29/2029	5,883,000	5,997,776
4.55%, 08/09/2029	7,361,000	7,529,100
		123,404,889
	Principal Amount	Value
Banks-6.35%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 5.38%, 03/13/2029(b)	$7,340,000	$ 7,639,109
Bank of Nova Scotia (The) (Canada), 5.45%, 08/01/2029	5,146,000	5,389,445
Canadian Imperial Bank of Commerce (Canada), 5.26%, 04/08/2029(b)	8,461,000	8,783,429
Citibank N.A., 4.84%, 08/06/2029	11,033,000	11,335,714
Cooperatieve Rabobank U.A. (Netherlands)
4.80%, 01/09/2029(b)	3,674,000	3,778,485
4.49%, 10/17/2029(b)	5,514,000	5,650,367
KeyCorp, 2.55%, 10/01/2029	5,521,000	5,252,704
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 03/07/2029(b)	11,033,000	11,004,685
3.20%, 07/18/2029	12,872,000	12,550,045
National Bank of Canada (Canada), 4.50%, 10/10/2029(b)	7,355,000	7,477,787
PNC Bank N.A., 2.70%, 10/22/2029(b)	5,505,000	5,249,705
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029(b)	11,036,000	10,928,526
Royal Bank of Canada (Canada), 4.95%, 02/01/2029	7,353,000	7,589,088
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.47%, 01/14/2029(b)	3,654,000	3,516,174
4.11%, 01/15/2029	5,890,000	5,916,843
5.32%, 07/09/2029	5,505,000	5,727,575
3.04%, 07/16/2029	18,391,000	17,827,209
2.72%, 09/27/2029(b)	3,675,000	3,518,943
Toronto-Dominion Bank (The) (Canada)
4.99%, 04/05/2029	6,624,000	6,828,028
4.78%, 12/17/2029(b)	7,358,000	7,571,045
Truist Financial Corp., 3.88%, 03/19/2029	4,783,000	4,762,787
Wells Fargo & Co., 4.15%, 01/24/2029	18,399,000	18,516,555
Zions Bancorporation N.A., 3.25%, 10/29/2029(b)	3,673,000	3,494,265
		180,308,513
Beverages-2.48%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	21,547,000	22,060,651
Coca-Cola Co. (The), 2.13%, 09/06/2029(b)	7,354,000	6,988,741
Coca-Cola Consolidated, Inc., 5.25%, 06/01/2029	5,146,000	5,342,686
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029	7,353,000	6,967,743
Keurig Dr Pepper, Inc.
5.05%, 03/15/2029	5,522,000	5,663,011
3.95%, 04/15/2029	7,356,000	7,316,392
PepsiCo, Inc.
4.10%, 01/15/2029(b)	5,514,000	5,574,297
7.00%, 03/01/2029	3,752,000	4,103,504
4.50%, 07/17/2029	6,257,000	6,405,352
		70,422,377

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Biotechnology-2.76%
AbbVie, Inc.
4.80%, 03/15/2029	$18,395,000	$18,902,521
3.20%, 11/21/2029	40,009,000	39,086,762
Amgen, Inc.
3.00%, 02/22/2029	5,519,000	5,387,235
4.05%, 08/18/2029	9,200,000	9,249,722
Gilead Sciences, Inc., 4.80%, 11/15/2029	5,516,000	5,686,642
		78,312,882
Broadline Retail-0.94%
Amazon.com, Inc.
3.45%, 04/13/2029(b)	11,040,000	10,963,203
4.65%, 12/01/2029	11,034,000	11,369,720
eBay, Inc., 4.25%, 03/06/2029(b)	4,412,000	4,442,651
		26,775,574
Building Products-0.57%
CRH SMW Finance DAC, 5.20%, 05/21/2029	5,514,000	5,717,214
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029	5,146,000	4,998,128
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 5.50%, 04/19/2029	5,155,000	5,392,686
		16,108,028
Capital Markets-4.85%
Ares Capital Corp.
5.88%, 03/01/2029(b)	7,360,000	7,498,113
5.95%, 07/15/2029	6,249,000	6,393,421
Ares Strategic Income Fund, 6.35%, 08/15/2029	5,145,000	5,250,196
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029	5,522,000	5,398,003
BlackRock, Inc., 3.25%, 04/30/2029	7,357,000	7,246,138
Blue Owl Capital Corp., 5.95%, 03/15/2029(b)	7,359,000	7,323,223
Blue Owl Credit Income Corp.
7.75%, 01/15/2029(b)	4,037,000	4,188,613
6.60%, 09/15/2029	6,621,000	6,686,038
Blue Owl Technology Finance Corp., 6.75%, 04/04/2029(b)	5,149,000	5,130,493
Brookfield Finance, Inc. (Canada), 4.85%, 03/29/2029	7,359,000	7,496,476
Charles Schwab Corp. (The)
4.00%, 02/01/2029(b)	4,414,000	4,449,535
3.25%, 05/22/2029	4,403,000	4,329,116
Deutsche Bank AG (Germany), 5.41%, 05/10/2029	7,359,000	7,674,291
FS KKR Capital Corp., 6.88%, 08/15/2029	4,416,000	4,369,120
Golub Capital BDC, Inc., 6.00%, 07/15/2029	5,522,000	5,546,456
HPS Corporate Lending Fund, 6.75%, 01/30/2029(b)	3,980,000	4,123,125
Lazard Group LLC, 4.38%, 03/11/2029	3,681,000	3,692,796
Marex Group PLC (United Kingdom), 6.40%, 11/04/2029	4,412,000	4,620,702
	Principal Amount	Value
Capital Markets-(continued)
Nomura Holdings, Inc. (Japan)
2.71%, 01/22/2029	$3,672,000	$3,535,823
5.61%, 07/06/2029	4,419,000	4,620,072
Northern Trust Corp., 3.15%, 05/03/2029	3,671,000	3,604,325
S&P Global, Inc.
2.70%, 03/01/2029	9,003,000	8,705,063
4.25%, 05/01/2029(b)	6,766,000	6,830,973
2.50%, 12/01/2029	3,671,000	3,491,266
Sixth Street Lending Partners, 6.50%, 03/11/2029	5,515,000	5,700,748
		137,904,125
Chemicals-1.47%
Air Products and Chemicals, Inc., 4.60%, 02/08/2029(b)	5,516,000	5,644,173
Dow Chemical Co. (The), 7.38%, 11/01/2029(b)	4,747,000	5,219,958
Eastman Chemical Co., 5.00%, 08/01/2029(b)	5,523,000	5,671,130
Huntsman International LLC, 4.50%, 05/01/2029(b)	5,473,000	5,245,318
Mosaic Co. (The), 4.35%, 01/15/2029(b)	3,683,000	3,715,299
Nutrien Ltd. (Canada), 4.20%, 04/01/2029	5,520,000	5,545,558
Olin Corp., 5.63%, 08/01/2029(b)	4,916,000	4,916,575
Sherwin-Williams Co. (The), 2.95%, 08/15/2029(b)	5,890,000	5,694,412
		41,652,423
Commercial Services & Supplies-0.50%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/2029	5,134,000	4,962,597
Waste Connections, Inc., 3.50%, 05/01/2029(b)	3,677,000	3,652,597
Waste Management, Inc., 4.88%, 02/15/2029	5,523,000	5,686,843
		14,302,037
Communications Equipment-1.00%
Cisco Systems, Inc., 4.85%, 02/26/2029(b)	18,352,000	18,901,905
Juniper Networks, Inc., 3.75%, 08/15/2029	3,674,000	3,615,084
Motorola Solutions, Inc., 4.60%, 05/23/2029(b)	5,869,000	5,962,042
		28,479,031
Construction & Engineering-0.15%
MasTec, Inc., 5.90%, 06/15/2029	4,043,000	4,244,295
Construction Materials-0.27%
Amcor Group Finance PLC, 5.45%, 05/23/2029	3,674,000	3,827,830
Vulcan Materials Co., 4.95%, 12/01/2029	3,677,000	3,791,868
		7,619,698
Consumer Finance-1.86%
American Express Co., 4.05%, 05/03/2029(b)	7,357,000	7,421,358

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Consumer Finance-(continued)
General Motors Financial Co., Inc.
5.80%, 01/07/2029	$11,035,000	$11,526,769
5.65%, 01/17/2029(b)	3,676,000	3,814,690
4.30%, 04/06/2029(b)	8,093,000	8,130,198
5.55%, 07/15/2029	9,202,000	9,584,466
4.90%, 10/06/2029(b)	7,355,000	7,522,548
Synchrony Financial, 5.15%, 03/19/2029	4,780,000	4,859,271
		52,859,300
Consumer Staples Distribution & Retail-0.88%
Ahold Finance USA LLC (Netherlands), 6.88%, 05/01/2029	3,664,000	3,979,485
Kroger Co. (The), 4.50%, 01/15/2029(b)	4,417,000	4,494,678
Sysco Corp., 5.75%, 01/17/2029(b)	3,677,000	3,857,667
Target Corp., 3.38%, 04/15/2029(b)	7,354,000	7,276,969
Walmart, Inc., 3.25%, 07/08/2029(b)	5,377,000	5,330,231
		24,939,030
Containers & Packaging-0.48%
Packaging Corp. of America, 3.00%, 12/15/2029(b)	3,673,000	3,543,922
Sonoco Products Co., 4.60%, 09/01/2029	4,417,000	4,480,114
WRKCo, Inc., 4.90%, 03/15/2029(b)	5,516,000	5,649,719
		13,673,755
Distributors-0.20%
Genuine Parts Co., 4.95%, 08/15/2029	5,523,000	5,596,682
Diversified REITs-0.23%
Digital Realty Trust L.P., 3.60%, 07/01/2029	6,625,000	6,542,875
Diversified Telecommunication Services-2.03%
AT&T, Inc., 4.35%, 03/01/2029(b)	22,076,000	22,327,532
Frontier Communications Holdings LLC, 5.88%, 11/01/2029	5,501,000	5,562,804
Verizon Communications, Inc.
3.88%, 02/08/2029(b)	7,362,000	7,372,777
4.02%, 12/03/2029	22,420,000	22,456,826
		57,719,939
Electric Utilities-5.37%
AEP Texas, Inc., 5.45%, 05/15/2029	3,682,000	3,840,554
American Electric Power Co., Inc., 5.20%, 01/15/2029	7,353,000	7,609,312
Avangrid, Inc., 3.80%, 06/01/2029(b)	5,522,000	5,488,606
Duke Energy Corp.
4.85%, 01/05/2029	4,786,000	4,905,727
3.40%, 06/15/2029	4,410,000	4,339,214
Duke Energy Florida LLC, 2.50%, 12/01/2029	5,148,000	4,905,281
Duke Energy Progress LLC, 3.45%, 03/15/2029	4,412,000	4,363,210
Edison International
5.45%, 06/15/2029	3,671,000	3,774,579
6.95%, 11/15/2029	4,016,000	4,322,860
Evergy, Inc., 2.90%, 09/15/2029	5,884,000	5,657,837
Eversource Energy
5.95%, 02/01/2029	5,874,000	6,163,674
Series O, 4.25%, 04/01/2029	3,670,000	3,686,293
	Principal Amount	Value
Electric Utilities-(continued)
Exelon Corp., 5.15%, 03/15/2029(b)	$4,785,000	$ 4,947,190
Florida Power & Light Co., 5.15%, 06/15/2029	5,521,000	5,750,910
MidAmerican Energy Co., 3.65%, 04/15/2029	6,252,000	6,226,959
National Rural Utilities Cooperative Finance Corp.
4.85%, 02/07/2029	3,655,000	3,755,613
Series D, 4.05%, 02/09/2029	1,165,000	1,170,981
Nevada Power Co., Series CC, 3.70%, 05/01/2029	3,677,000	3,654,625
NextEra Energy Capital Holdings, Inc.
4.90%, 03/15/2029	6,623,000	6,802,927
3.50%, 04/01/2029	3,591,000	3,543,456
2.75%, 11/01/2029(b)	7,308,000	7,012,690
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/2029	4,050,000	4,144,842
Pacific Gas and Electric Co.
6.10%, 01/15/2029	9,009,000	9,463,562
5.55%, 05/15/2029	6,241,000	6,489,656
PacifiCorp, 5.10%, 02/15/2029(b)	3,683,000	3,788,742
Southern California Edison Co.
5.15%, 06/01/2029(b)	4,418,000	4,545,514
Series A, 4.20%, 03/01/2029(b)	3,673,000	3,679,863
Southern Co. (The), 5.50%, 03/15/2029	7,354,000	7,666,912
Tampa Electric Co., 4.90%, 03/01/2029(b)	3,683,000	3,784,436
Virginia Electric & Power Co., Series A, 2.88%, 07/15/2029(b)	3,672,000	3,553,132
Xcel Energy, Inc., 2.60%, 12/01/2029	3,675,000	3,492,782
		152,531,939
Electronic Equipment, Instruments & Components-0.57%
Amphenol Corp., 4.35%, 06/01/2029(b)	3,683,000	3,743,384
Arrow Electronics, Inc., 5.15%, 08/21/2029	3,667,000	3,763,178
Jabil, Inc., 4.20%, 02/01/2029	1,000,000	1,002,092
Keysight Technologies, Inc., 3.00%, 10/30/2029(b)	3,668,000	3,547,362
TD SYNNEX Corp., 4.30%, 01/17/2029	4,040,000	4,041,710
		16,097,726
Energy Equipment & Services-0.26%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/07/2029(b)	3,849,000	3,755,142
NOV, Inc., 3.60%, 12/01/2029(b)	3,666,000	3,598,419
		7,353,561
Entertainment-0.75%
Netflix, Inc., 6.38%, 05/15/2029	5,891,000	6,332,763
Walt Disney Co. (The)
3.75%, 03/14/2029	1,000,000	1,000,600
2.00%, 09/01/2029(b)	14,712,000	13,881,168
		21,214,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Financial Services-4.52%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
5.10%, 01/19/2029	$5,889,000	$6,047,906
4.13%, 02/28/2029	6,620,000	6,624,608
4.63%, 09/10/2029	9,565,000	9,701,419
Apollo Debt Solutions BDC, 6.90%, 04/13/2029	7,340,000	7,633,586
BlackRock Funding, Inc., 4.70%, 03/14/2029	3,683,000	3,781,186
Blackstone Private Credit Fund
4.00%, 01/15/2029(b)	4,727,000	4,538,783
5.95%, 07/16/2029	6,620,000	6,672,194
Corebridge Financial, Inc., 3.85%, 04/05/2029	7,358,000	7,277,790
Enact Holdings, Inc., 6.25%, 05/28/2029	5,515,000	5,789,688
Fidelity National Information Services, Inc., 3.75%, 05/21/2029	3,417,000	3,368,882
Fiserv, Inc., 3.50%, 07/01/2029	22,018,000	21,393,311
Global Payments, Inc., 5.30%, 08/15/2029	3,671,000	3,774,321
Mastercard, Inc., 2.95%, 06/01/2029	7,340,000	7,157,085
ORIX Corp. (Japan), 4.65%, 09/10/2029(b)	5,151,000	5,278,844
PayPal Holdings, Inc., 2.85%, 10/01/2029(b)	11,015,000	10,617,685
Radian Group, Inc., 6.20%, 05/15/2029(b)	4,587,000	4,818,088
RELX Capital, Inc. (United Kingdom), 4.00%, 03/18/2029	6,971,000	6,973,349
State Street Bank and Trust Co., 4.78%, 11/23/2029	5,882,000	6,080,998
Visa, Inc., 3.80%, 02/12/2029	1,000,000	1,005,377
		128,535,100
Food Products-1.12%
Bunge Ltd. Finance Corp., 4.20%, 09/17/2029(b)	5,889,000	5,928,702
Campbell’s Co. (The), 5.20%, 03/21/2029(b)	4,415,000	4,542,924
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.00%, 02/02/2029(b)	4,412,000	4,288,598
McCormick & Co., Inc., 4.15%, 02/15/2029	1,000,000	1,006,834
Mondelez International, Inc., 4.75%, 02/20/2029	4,050,000	4,148,150
Tyson Foods, Inc.
4.35%, 03/01/2029	7,355,000	7,426,420
5.40%, 03/15/2029	4,409,000	4,574,213
		31,915,841
Gas Utilities-0.15%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	4,412,000	4,353,897
Ground Transportation-0.60%
CSX Corp., 4.25%, 03/15/2029	6,988,000	7,082,554
	Principal Amount	Value
Ground Transportation-(continued)
Ryder System, Inc., 5.38%, 03/15/2029	$4,036,000	$ 4,189,500
Union Pacific Corp., 3.70%, 03/01/2029(b)	5,694,000	5,682,942
		16,954,996
Health Care Equipment & Supplies-1.17%
Becton, Dickinson and Co.
4.87%, 02/08/2029(b)	4,594,000	4,708,412
5.08%, 06/07/2029	4,382,000	4,522,046
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029(b)	5,891,000	5,622,414
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029	7,354,000	7,543,159
Solventum Corp., 5.40%, 03/01/2029	5,163,000	5,354,838
Stryker Corp., 4.25%, 09/11/2029(b)	5,522,000	5,590,577
		33,341,446
Health Care Providers & Services-5.30%
Cardinal Health, Inc.
5.13%, 02/15/2029	4,784,000	4,935,066
5.00%, 11/15/2029	5,505,000	5,676,341
Cencora, Inc., 4.85%, 12/15/2029	4,401,000	4,529,667
Centene Corp., 4.63%, 12/15/2029(b)	24,115,000	23,546,882
Cigna Group (The), 5.00%, 05/15/2029(b)	7,361,000	7,586,336
CommonSpirit Health, 3.35%, 10/01/2029(b)	6,730,000	6,558,420
CVS Health Corp.
5.00%, 01/30/2029	7,358,000	7,555,057
5.40%, 06/01/2029(b)	7,359,000	7,651,636
Elevance Health, Inc.
5.15%, 06/15/2029	4,415,000	4,566,883
2.88%, 09/15/2029	6,075,000	5,847,032
HCA, Inc.
5.88%, 02/01/2029	7,359,000	7,671,809
3.38%, 03/15/2029	3,675,000	3,612,161
4.13%, 06/15/2029	14,712,000	14,730,326
Humana, Inc., 3.70%, 03/23/2029	4,329,000	4,258,817
Icon Investments Six DAC, 5.85%, 05/08/2029(b)	5,518,000	5,650,978
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029(b)	4,781,000	4,601,209
McKesson Corp., 4.25%, 09/15/2029(b)	3,680,000	3,721,917
Quest Diagnostics, Inc.
4.20%, 06/30/2029	3,681,000	3,708,999
4.63%, 12/15/2029(b)	4,418,000	4,518,536
UnitedHealth Group, Inc.
4.25%, 01/15/2029	9,197,000	9,298,416
4.00%, 05/15/2029	6,622,000	6,646,739
Universal Health Services, Inc., 4.63%, 10/15/2029	3,672,000	3,715,323
		150,588,550
Health Care REITs-0.75%
Healthpeak OP LLC, 3.50%, 07/15/2029	4,778,000	4,684,855
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029	3,673,000	3,582,586
Ventas Realty L.P., 4.40%, 01/15/2029	5,522,000	5,577,819

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Health Care REITs-(continued)
Welltower OP LLC
2.05%, 01/15/2029	$3,675,000	$3,493,910
4.13%, 03/15/2029	4,051,000	4,074,824
		21,413,994
Hotels, Restaurants & Leisure-1.03%
Hyatt Hotels Corp., 5.25%, 06/30/2029	4,413,000	4,561,422
Las Vegas Sands Corp., 6.00%, 08/15/2029(b)	3,667,000	3,838,216
Marriott International, Inc.
4.90%, 04/15/2029	5,889,000	6,040,519
4.88%, 05/15/2029	3,682,000	3,777,569
McDonald’s Corp., 5.00%, 05/17/2029(b)	3,676,000	3,803,758
Starbucks Corp., 3.55%, 08/15/2029	7,354,000	7,276,789
		29,298,273
Household Durables-0.13%
Leggett & Platt, Inc., 4.40%, 03/15/2029(b)	3,669,000	3,655,949
Household Products-0.60%
Clorox Co. (The), 4.40%, 05/01/2029(b)	3,680,000	3,728,559
Kimberly-Clark Corp., 3.20%, 04/25/2029	5,147,000	5,063,482
Procter & Gamble Co. (The)
4.35%, 01/29/2029	4,406,000	4,515,589
4.15%, 10/24/2029(b)	3,682,000	3,754,396
		17,062,026
Industrial Conglomerates-0.78%
3M Co.
3.38%, 03/01/2029	5,885,000	5,795,286
2.38%, 08/26/2029	7,340,000	6,974,074
Honeywell International, Inc.
4.25%, 01/15/2029(b)	5,517,000	5,581,009
4.88%, 09/01/2029	3,679,000	3,801,669
		22,152,038
Insurance-2.64%
Allstate Corp. (The), 5.05%, 06/24/2029	3,679,000	3,801,173
American National Group, Inc., 5.75%, 10/01/2029	4,413,000	4,492,500
Aon Corp., 3.75%, 05/02/2029(b)	5,506,000	5,461,125
Aon North America, Inc., 5.15%, 03/01/2029	7,337,000	7,567,942
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	5,522,000	5,658,889
Chubb INA Holdings LLC, 4.65%, 08/15/2029	5,149,000	5,287,824
CNA Financial Corp., 3.90%, 05/01/2029(b)	3,674,000	3,649,788
CNO Financial Group, Inc., 5.25%, 05/30/2029(b)	3,677,000	3,736,302
F&G Annuities & Life, Inc., 6.50%, 06/04/2029	4,037,000	4,158,152
Hartford Insurance Group, Inc. (The), 2.80%, 08/19/2029(b)	4,403,000	4,240,464
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	11,035,000	11,154,874
	Principal Amount	Value
Insurance-(continued)
PartnerRe Finance B LLC, 3.70%, 07/02/2029	$3,672,000	$ 3,619,261
Principal Financial Group, Inc., 3.70%, 05/15/2029	3,674,000	3,640,756
Progressive Corp. (The), 4.00%, 03/01/2029	4,041,000	4,061,812
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	4,378,000	4,356,463
		74,887,325
Interactive Media & Services-0.70%
Alphabet, Inc., 3.70%, 02/15/2029	12,435,000	12,448,716
Meta Platforms, Inc., 4.30%, 08/15/2029(b)	7,353,000	7,472,869
		19,921,585
IT Services-0.95%
International Business Machines Corp.
4.00%, 02/03/2029	3,300,000	3,312,350
3.50%, 05/15/2029	23,855,000	23,524,621
		26,836,971
Leisure Products-0.37%
Hasbro, Inc., 3.90%, 11/19/2029(b)	6,621,000	6,566,737
Polaris, Inc., 6.95%, 03/15/2029(b)	3,683,000	3,907,806
		10,474,543
Life Sciences Tools & Services-1.05%
IQVIA, Inc., 6.25%, 02/01/2029	9,202,000	9,676,851
Revvity, Inc., 3.30%, 09/15/2029	6,252,000	6,067,775
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029(b)	7,353,000	7,597,353
2.60%, 10/01/2029(b)	6,624,000	6,347,400
		29,689,379
Machinery-3.25%
Caterpillar Financial Services Corp.
4.85%, 02/27/2029	4,416,000	4,559,545
4.38%, 08/16/2029(b)	4,418,000	4,508,192
4.70%, 11/15/2029(b)	6,618,000	6,813,643
Caterpillar, Inc., 2.60%, 09/19/2029	3,678,000	3,538,206
CNH Industrial Capital LLC
5.50%, 01/12/2029	3,674,000	3,813,977
5.10%, 04/20/2029	4,419,000	4,548,956
Cummins, Inc., 4.90%, 02/20/2029(b)	3,680,000	3,796,993
Deere & Co., 5.38%, 10/16/2029	3,678,000	3,883,023
IDEX Corp., 4.95%, 09/01/2029(b)	3,682,000	3,782,588
Ingersoll Rand, Inc., 5.18%, 06/15/2029	5,516,000	5,723,921
John Deere Capital Corp.
4.50%, 01/16/2029(b)	7,355,000	7,517,041
3.45%, 03/07/2029(b)	4,417,000	4,382,214
3.35%, 04/18/2029	4,402,000	4,344,785
4.85%, 06/11/2029	6,253,000	6,457,740
Nordson Corp., 4.50%, 12/15/2029	4,402,000	4,465,522
Parker-Hannifin Corp.
3.25%, 06/14/2029	7,358,000	7,216,382
4.50%, 09/15/2029(b)	7,344,000	7,485,067
Trane Technologies Financing Ltd., 3.80%, 03/21/2029	5,517,000	5,523,146
		92,360,941

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Media-1.56%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
2.25%, 01/15/2029	$9,136,000	$8,626,913
5.05%, 03/30/2029	9,175,000	9,320,323
6.10%, 06/01/2029(b)	11,014,000	11,545,660
Comcast Corp.
4.55%, 01/15/2029(b)	6,628,000	6,762,529
5.10%, 06/01/2029	4,417,000	4,584,454
Paramount Global, 4.20%, 06/01/2029(b)	3,678,000	3,534,372
		44,374,251
Metals & Mining-0.13%
ArcelorMittal S.A. (Luxembourg), 4.25%, 07/16/2029(b)	3,678,000	3,700,726
Multi-Utilities-1.59%
Ameren Corp., 5.00%, 01/15/2029	5,150,000	5,296,415
CenterPoint Energy, Inc., 5.40%, 06/01/2029	4,858,000	5,057,122
Consumers Energy Co.
4.90%, 02/15/2029(b)	3,675,000	3,781,606
4.60%, 05/30/2029	4,418,000	4,521,450
DTE Energy Co.
5.10%, 03/01/2029	8,825,000	9,081,482
Series C, 3.40%, 06/15/2029(b)	3,521,000	3,454,709
NiSource, Inc., 5.20%, 07/01/2029	4,418,000	4,576,024
Public Service Enterprise Group, Inc., 5.20%, 04/01/2029	5,518,000	5,705,945
Sempra, 3.70%, 04/01/2029	3,676,000	3,640,123
		45,114,876
Office REITs-0.21%
Boston Properties L.P., 3.40%, 06/21/2029	6,244,000	6,085,685
Oil, Gas & Consumable Fuels-7.38%
Boardwalk Pipelines L.P., 4.80%, 05/03/2029	3,671,000	3,745,782
BP Capital Markets America, Inc.
4.70%, 04/10/2029(b)	9,198,000	9,433,386
4.97%, 10/17/2029	5,523,000	5,723,003
4.87%, 11/25/2029(b)	4,782,000	4,940,735
Canadian Natural Resources Ltd. (Canada), 5.00%, 12/15/2029	5,496,000	5,673,602
Cheniere Energy Partners L.P., 4.50%, 10/01/2029	11,036,000	11,104,162
Chevron USA, Inc., 3.25%, 10/15/2029	3,676,000	3,622,210
ConocoPhillips Co., 6.95%, 04/15/2029	5,190,000	5,662,189
DCP Midstream Operating L.P., 5.13%, 05/15/2029(b)	4,405,000	4,533,280
Diamondback Energy, Inc., 3.50%, 12/01/2029	6,716,000	6,576,350
Enbridge, Inc. (Canada)
5.30%, 04/05/2029	5,520,000	5,722,319
3.13%, 11/15/2029	7,356,000	7,116,075
Energy Transfer L.P.
5.25%, 04/15/2029	11,037,000	11,401,662
5.25%, 07/01/2029(b)	7,355,000	7,627,997
4.15%, 09/15/2029	4,018,000	4,032,687
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Enterprise Products Operating LLC, 3.13%, 07/31/2029(b)	$9,195,000	$ 8,984,416
EQT Corp., 4.50%, 01/15/2029	5,400,000	5,447,811
Exxon Mobil Corp., 2.44%, 08/16/2029(b)	9,199,000	8,860,948
Kinder Morgan, Inc.
5.00%, 02/01/2029(b)	9,196,000	9,475,473
5.10%, 08/01/2029	3,675,000	3,811,584
MPLX L.P., 4.80%, 02/15/2029	5,505,000	5,612,832
ONEOK, Inc.
4.35%, 03/15/2029	5,154,000	5,190,602
4.40%, 10/15/2029(b)	4,419,000	4,457,354
Phillips 66 Co., 3.15%, 12/15/2029	4,184,000	4,061,952
Shell Finance US, Inc., 2.38%, 11/07/2029	7,908,000	7,525,142
Shell International Finance B.V., 2.38%, 11/07/2029(b)	3,119,000	2,967,700
South Bow USA Infrastructure Holdings LLC (Canada), 5.03%, 10/01/2029	7,360,000	7,527,267
Targa Resources Corp.
4.35%, 01/15/2029(b)	5,520,000	5,566,515
6.15%, 03/01/2029	7,360,000	7,792,071
TotalEnergies Capital International S.A. (France), 3.46%, 02/19/2029(b)	9,201,000	9,126,977
Valero Energy Corp., 4.00%, 04/01/2029	3,220,000	3,222,469
Western Midstream Operating L.P., 6.35%, 01/15/2029	4,409,000	4,659,873
Williams Cos., Inc. (The), 4.90%, 03/15/2029(b)	8,095,000	8,307,080
		209,513,505
Paper & Forest Products-0.15%
Georgia-Pacific LLC, 7.75%, 11/15/2029(b)	3,666,000	4,143,454
Passenger Airlines-0.12%
Delta Air Lines, Inc., 3.75%, 10/28/2029	3,482,000	3,425,309
Personal Care Products-0.37%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/2029(b)	4,781,000	4,521,392
Unilever Capital Corp. (United Kingdom), 2.13%, 09/06/2029(b)	6,243,000	5,916,664
		10,438,056
Pharmaceuticals-3.86%
AstraZeneca Finance LLC (United Kingdom), 4.85%, 02/26/2029	9,200,000	9,481,220
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029(b)	7,360,000	7,412,495
Bristol-Myers Squibb Co., 4.90%, 02/22/2029(b)	5,348,000	5,525,494
Eli Lilly and Co.
4.50%, 02/09/2029(b)	7,357,000	7,525,645
3.38%, 03/15/2029	6,850,000	6,788,128
4.20%, 08/14/2029	7,354,000	7,456,646
GlaxoSmithKline Capital PLC (United Kingdom), 3.38%, 06/01/2029	7,357,000	7,262,636

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Haleon US Capital LLC, 3.38%, 03/24/2029	$7,348,000	$ 7,225,764
Johnson & Johnson, 4.80%, 06/01/2029	8,460,000	8,760,455
Merck & Co., Inc.
3.40%, 03/07/2029	12,872,000	12,755,662
3.85%, 03/15/2029(b)	5,520,000	5,543,282
Novartis Capital Corp., 3.80%, 09/18/2029	7,360,000	7,365,688
Pfizer, Inc., 3.45%, 03/15/2029	12,879,000	12,793,262
Royalty Pharma PLC, 5.15%, 09/02/2029	3,675,000	3,800,887
		109,697,264
Professional Services-0.36%
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029	5,503,000	5,216,753
Equifax, Inc., 4.80%, 09/15/2029(b)	4,775,000	4,862,835
		10,079,588
Real Estate Management & Development-0.14%
CBRE Services, Inc., 5.50%, 04/01/2029(b)	3,681,000	3,826,449
Residential REITs-0.43%
Camden Property Trust, 3.15%, 07/01/2029(b)	4,406,000	4,290,363
ERP Operating L.P., 3.00%, 07/01/2029	4,404,000	4,282,529
Essex Portfolio L.P., 4.00%, 03/01/2029	3,680,000	3,673,889
		12,246,781
Retail REITs-0.58%
Realty Income Corp.
3.25%, 06/15/2029	3,675,000	3,601,063
3.10%, 12/15/2029(b)	4,388,000	4,260,713
Simon Property Group L.P., 2.45%, 09/13/2029	9,196,000	8,745,193
		16,606,969
Semiconductors & Semiconductor Equipment-2.93%
Applied Materials, Inc., 4.80%, 06/15/2029	5,143,000	5,300,143
Broadcom, Inc., 5.05%, 07/12/2029	16,519,000	17,094,541
Intel Corp.
4.00%, 08/05/2029	6,238,000	6,226,703
2.45%, 11/15/2029	14,683,000	13,848,991
KLA Corp., 4.10%, 03/15/2029	5,877,000	5,913,517
Lam Research Corp., 4.00%, 03/15/2029(b)	7,338,000	7,371,158
Marvell Technology, Inc., 5.75%, 02/15/2029	3,671,000	3,838,038
Microchip Technology, Inc., 5.05%, 03/15/2029(b)	7,337,000	7,530,442
Qorvo, Inc., 4.38%, 10/15/2029(b)	6,200,000	6,110,850
Texas Instruments, Inc.
4.60%, 02/08/2029(b)	4,774,000	4,892,324
2.25%, 09/04/2029(b)	5,508,000	5,233,221
		83,359,928
	Principal Amount	Value
Software-3.04%
Accenture Capital, Inc., 4.05%, 10/04/2029(b)	$8,808,000	$ 8,864,290
Adobe, Inc., 4.80%, 04/04/2029(b)	5,510,000	5,658,111
AppLovin Corp., 5.13%, 12/01/2029	7,354,000	7,511,512
Atlassian Corp., 5.25%, 05/15/2029(b)	3,669,000	3,734,706
Cadence Design Systems, Inc., 4.30%, 09/10/2029	7,337,000	7,413,396
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029(b)	5,509,000	5,236,875
Oracle Corp.
4.55%, 02/04/2029	13,337,000	13,365,305
4.20%, 09/27/2029(b)	11,011,000	10,879,089
6.15%, 11/09/2029	9,173,000	9,613,649
Roper Technologies, Inc.
2.95%, 09/15/2029	5,135,000	4,924,445
4.50%, 10/15/2029(b)	3,651,000	3,697,693
Workday, Inc., 3.70%, 04/01/2029(b)	5,506,000	5,417,796
		86,316,867
Specialized REITs-2.28%
American Tower Corp.
5.20%, 02/15/2029	4,782,000	4,938,676
3.95%, 03/15/2029	4,410,000	4,397,940
3.80%, 08/15/2029	12,140,000	12,045,570
Crown Castle, Inc.
4.30%, 02/15/2029	4,415,000	4,438,846
5.60%, 06/01/2029	5,521,000	5,752,309
4.90%, 09/01/2029	4,043,000	4,124,259
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	5,481,000	5,599,686
Public Storage Operating Co.
5.13%, 01/15/2029(b)	3,668,000	3,802,334
3.39%, 05/01/2029	3,674,000	3,630,356
SBA Communications Corp., 3.13%, 02/01/2029(b)	11,014,000	10,595,981
Weyerhaeuser Co., 4.00%, 11/15/2029	5,518,000	5,494,116
		64,820,073
Specialty Retail-2.47%
AutoNation, Inc., 4.45%, 01/15/2029	4,416,000	4,450,040
AutoZone, Inc., 5.10%, 07/15/2029	4,416,000	4,559,010
Dell International LLC/EMC Corp.
4.15%, 02/15/2029	5,510,000	5,530,603
5.30%, 10/01/2029	12,809,000	13,296,824
Home Depot, Inc. (The)
4.90%, 04/15/2029	5,519,000	5,694,114
2.95%, 06/15/2029	12,878,000	12,559,447
4.75%, 06/25/2029(b)	9,201,000	9,477,695
Lowe’s Cos., Inc., 3.65%, 04/05/2029	11,035,000	10,948,662
O’Reilly Automotive, Inc., 3.90%, 06/01/2029	3,683,000	3,672,833
		70,189,228
Technology Hardware, Storage & Peripherals-1.53%
Apple, Inc.
3.25%, 08/08/2029(b)	7,337,000	7,255,398
2.20%, 09/11/2029	12,847,000	12,251,029
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	12,849,000	13,005,534

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-(continued)
HP, Inc., 4.00%, 04/15/2029	$7,336,000	$ 7,296,202
IBM International Capital Pte. Ltd., 4.60%, 02/05/2029(b)	3,670,000	3,739,513
		43,547,676
Tobacco-1.64%
Altria Group, Inc., 4.80%, 02/14/2029	14,022,000	14,329,408
B.A.T. Capital Corp. (United Kingdom), 3.46%, 09/06/2029	3,681,000	3,615,100
B.A.T. International Finance PLC (United Kingdom), 5.93%, 02/02/2029	7,353,000	7,747,138
Philip Morris International, Inc.
3.38%, 08/15/2029	5,521,000	5,428,276
4.63%, 11/01/2029	5,518,000	5,653,679
5.63%, 11/17/2029(b)	9,198,000	9,716,558
		46,490,159
Trading Companies & Distributors-0.26%
Air Lease Corp., 5.10%, 03/01/2029	3,674,000	3,758,545
GATX Corp., 4.70%, 04/01/2029	3,675,000	3,744,136
		7,502,681
Water Utilities-0.14%
American Water Capital Corp., 3.45%, 06/01/2029	4,037,000	3,984,957
Wireless Telecommunication Services-1.75%
Rogers Communications, Inc. (Canada), 5.00%, 02/15/2029	9,200,000	9,413,235
T-Mobile USA, Inc.
4.85%, 01/15/2029(b)	7,356,000	7,537,383
2.63%, 02/15/2029(b)	7,359,000	7,083,732
2.40%, 03/15/2029	3,677,000	3,513,694
3.38%, 04/15/2029(b)	17,293,000	16,983,129
4.20%, 10/01/2029(b)	5,155,000	5,197,484
		49,728,657
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,753,013,605)		2,803,642,646
	Shares	Value
Money Market Funds-0.31%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(c)(d) (Cost $8,781,355)	8,781,355	$ 8,781,355
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.00% (Cost $2,761,794,960)		2,812,424,001
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.08%
Invesco Private Government Fund, 3.64%(c)(d)(e)	87,561,094	87,561,094
Invesco Private Prime Fund, 3.81%(c)(d)(e)	227,244,350	227,312,523
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $314,873,617)		314,873,617
TOTAL INVESTMENTS IN SECURITIES-110.08% (Cost $3,076,668,577)		3,127,297,618
OTHER ASSETS LESS LIABILITIES-(10.08)%		(286,329,088)
NET ASSETS-100.00%		$2,840,968,530

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,388,830	$82,595,162	$(77,202,637)	$-	$-	$8,781,355	$142,370
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$85,111,069	$173,565,556	$(171,115,531)	$-	$-	$87,561,094	$1,629,846*
Invesco Private Prime Fund	221,338,592	384,667,590	(378,692,865)	(15,070)	14,276	227,312,523	4,400,511*
Total	$309,838,491	$640,828,308	$(627,011,033)	$(15,070)	$14,276	$323,654,972	$6,172,727

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
February 28, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.96%
Aerospace & Defense-2.35%
Boeing Co. (The), 5.15%, 05/01/2030	$28,907,000	$ 29,945,408
General Electric Co., 4.30%, 07/29/2030	6,422,000	6,525,975
Huntington Ingalls Industries, Inc., 5.35%, 01/15/2030	3,208,000	3,329,854
Lockheed Martin Corp., 4.40%, 08/15/2030	4,821,000	4,911,309
Northrop Grumman Corp., 4.65%, 07/15/2030	3,206,000	3,284,082
RTX Corp., 2.25%, 07/01/2030	6,422,000	5,986,666
Textron, Inc., 3.00%, 06/01/2030	4,171,000	3,997,988
		57,981,282
Air Freight & Logistics-0.13%
United Parcel Service, Inc., 4.65%, 10/15/2030(b)	3,206,000	3,313,689
Automobile Components-0.18%
Magna International, Inc. (Canada), 2.45%, 06/15/2030	4,819,000	4,517,849
Automobiles-3.51%
American Honda Finance Corp.
4.80%, 03/05/2030	3,215,000	3,293,368
4.60%, 04/17/2030	4,494,000	4,575,029
4.50%, 09/04/2030	4,174,000	4,225,278
5.85%, 10/04/2030	3,215,000	3,437,978
Ford Motor Credit Co. LLC
7.35%, 03/06/2030	7,370,000	7,989,868
7.20%, 06/10/2030(b)	5,458,000	5,895,114
5.73%, 09/05/2030(b)	8,020,000	8,250,025
4.00%, 11/13/2030(b)	10,589,000	10,153,441
General Motors Co., 5.63%, 04/15/2030(b)	4,818,000	5,057,620
Honda Motor Co. Ltd. (Japan), 4.69%, 07/08/2030(b)	8,349,000	8,512,854
Toyota Motor Corp. (Japan), 4.45%, 06/30/2030(b)	3,210,000	3,268,666
Toyota Motor Credit Corp.
4.95%, 01/09/2030	4,497,000	4,663,853
4.80%, 05/15/2030	4,814,000	4,969,210
4.55%, 05/17/2030(b)	4,500,000	4,613,222
5.55%, 11/20/2030	7,068,000	7,534,215
		86,439,741
Banks-5.55%
Banco Santander S.A. (Spain)
5.57%, 01/17/2030	6,423,000	6,735,278
3.49%, 05/28/2030	6,410,000	6,231,263
5.07%, 11/06/2030	8,020,000	8,085,892
Bank of Nova Scotia (The) (Canada), 4.85%, 02/01/2030(b)	8,035,000	8,274,531
Citibank N.A., 4.91%, 05/29/2030	16,063,000	16,597,400
Citizens Financial Group, Inc., 3.25%, 04/30/2030(b)	4,821,000	4,638,371
Huntington National Bank (The), 5.65%, 01/10/2030(b)	5,778,000	6,087,358
	Principal Amount	Value
Banks-(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.56%, 02/25/2030	$7,384,000	$6,972,105
2.05%, 07/17/2030(b)	8,029,000	7,379,505
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 01/13/2030(b)	8,669,000	9,166,839
2.75%, 01/15/2030	8,026,000	7,646,737
5.24%, 04/15/2030	5,137,000	5,363,231
2.13%, 07/08/2030	9,635,000	8,874,895
5.85%, 07/13/2030	4,178,000	4,466,403
2.14%, 09/23/2030	4,032,000	3,692,154
Toronto-Dominion Bank (The) (Canada), 4.81%, 06/03/2030	7,388,000	7,599,437
Truist Bank, 2.25%, 03/11/2030	8,033,000	7,426,480
Truist Financial Corp., 1.95%, 06/05/2030(b)	4,822,000	4,432,189
U.S. Bancorp, 1.38%, 07/22/2030	8,035,000	7,196,069
		136,866,137
Beverages-2.08%
Coca-Cola Co. (The), 1.65%, 06/01/2030(b)	9,638,000	8,834,291
Constellation Brands, Inc.
2.88%, 05/01/2030	3,856,000	3,667,427
4.80%, 05/01/2030(b)	3,209,000	3,291,357
Diageo Capital PLC (United Kingdom), 2.00%, 04/29/2030	6,418,000	5,915,747
Diageo Investment Corp. (United Kingdom), 5.13%, 08/15/2030	4,823,000	5,020,527
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	4,816,500	4,619,852
4.60%, 05/15/2030	3,213,000	3,245,984
PepsiCo, Inc.
4.60%, 02/07/2030	6,420,000	6,606,521
1.63%, 05/01/2030(b)	6,417,000	5,872,910
4.30%, 07/23/2030(b)	4,179,000	4,263,908
		51,338,524
Biotechnology-2.22%
AbbVie, Inc., 4.88%, 03/15/2030(b)	6,421,000	6,640,746
Amgen, Inc.
2.45%, 02/21/2030	8,034,000	7,581,399
5.25%, 03/02/2030	17,665,000	18,437,550
Biogen, Inc., 2.25%, 05/01/2030(b)	9,636,000	8,940,935
Gilead Sciences, Inc., 1.65%, 10/01/2030	6,420,000	5,805,836
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	8,020,000	7,231,636
		54,638,102
Broadline Retail-1.37%
Amazon.com, Inc.
1.50%, 06/03/2030(b)	12,851,000	11,658,496
4.10%, 11/20/2030(b)	16,058,000	16,179,379
eBay, Inc., 2.70%, 03/11/2030	6,108,000	5,793,774
		33,631,649

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Building Products-0.75%
Amrize Finance US LLC, 4.95%, 04/07/2030	$6,408,000	$ 6,594,652
CRH SMW Finance DAC, 5.13%, 01/09/2030	8,030,000	8,313,601
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030	4,012,000	3,639,782
		18,548,035
Capital Markets-4.23%
Ares Capital Corp., 5.50%, 09/01/2030(b)	4,820,000	4,774,707
Ares Strategic Income Fund, 5.60%, 02/15/2030	4,815,000	4,760,892
BGC Group, Inc., 6.15%, 04/02/2030	4,500,000	4,689,008
Blackstone Secured Lending Fund, 5.30%, 06/30/2030(b)	3,217,000	3,162,331
Blue Owl Capital Corp., 6.20%, 07/15/2030(b)	3,210,000	3,196,368
Blue Owl Credit Income Corp., 5.80%, 03/15/2030	6,418,000	6,282,497
Brookfield Asset Management Ltd. (Canada), 4.65%, 11/15/2030	3,852,000	3,894,892
Brookfield Finance, Inc. (Canada), 4.35%, 04/15/2030	4,817,000	4,828,121
Cboe Global Markets, Inc., 1.63%, 12/15/2030	3,204,000	2,864,281
CI Financial Corp. (Canada), 3.20%, 12/17/2030	5,827,000	5,344,790
CME Group, Inc., 4.40%, 03/15/2030	4,817,000	4,907,971
Franklin Resources, Inc., 1.60%, 10/30/2030	5,450,000	4,903,574
FS KKR Capital Corp., 6.13%, 01/15/2030(b)	4,500,000	4,324,680
Golub Capital Private Credit Fund, 5.88%, 05/01/2030	3,207,000	3,205,499
Nomura Holdings, Inc. (Japan)
4.90%, 07/01/2030(b)	4,815,000	4,927,658
2.68%, 07/16/2030	6,426,000	6,017,206
Northern Trust Corp.
1.95%, 05/01/2030	6,420,000	5,932,163
4.15%, 11/19/2030	3,208,000	3,237,753
S&P Global, Inc., 1.25%, 08/15/2030	3,844,000	3,410,492
Sixth Street Lending Partners
5.75%, 01/15/2030	3,850,000	3,867,554
6.13%, 07/15/2030	4,810,000	4,871,291
State Street Corp.
4.73%, 02/28/2030	4,175,000	4,292,813
4.83%, 04/24/2030	6,425,000	6,619,799
		104,316,340
Chemicals-1.19%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030	5,786,000	5,366,455
Dow Chemical Co. (The), 2.10%, 11/15/2030(b)	5,254,000	4,685,748
EIDP, Inc., 2.30%, 07/15/2030(b)	3,200,000	2,996,202
Linde, Inc., 1.10%, 08/10/2030	4,494,000	4,001,866
LYB International Finance III LLC, 2.25%, 10/01/2030	3,214,000	2,906,012
	Principal Amount	Value
Chemicals-(continued)
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	$3,208,000	$ 3,063,993
Sherwin-Williams Co. (The)
2.30%, 05/15/2030	3,211,000	2,988,293
4.50%, 08/15/2030	3,209,000	3,258,999
		29,267,568
Commercial Services & Supplies-0.83%
CDW LLC/CDW Finance Corp., 5.10%, 03/01/2030	3,855,000	3,915,978
Republic Services, Inc.
2.30%, 03/01/2030	3,845,000	3,607,593
4.75%, 07/15/2030(b)	3,216,000	3,307,441
Waste Management, Inc.
4.63%, 02/15/2030	4,818,000	4,934,373
4.65%, 03/15/2030(b)	4,497,000	4,617,486
		20,382,871
Communications Equipment-0.65%
Cisco Systems, Inc., 4.75%, 02/24/2030(b)	6,413,000	6,615,601
Motorola Solutions, Inc.
4.85%, 08/15/2030	3,858,000	3,964,092
2.30%, 11/15/2030	5,781,000	5,320,883
		15,900,576
Construction & Engineering-0.25%
Quanta Services, Inc., 2.90%, 10/01/2030	6,421,000	6,076,215
Construction Materials-0.31%
Martin Marietta Materials, Inc., Series CB, 2.50%, 03/15/2030	3,067,000	2,892,926
Vulcan Materials Co., 3.50%, 06/01/2030	4,823,000	4,719,076
		7,612,002
Consumer Finance-1.15%
General Motors Financial Co., Inc.
5.35%, 01/07/2030	7,707,000	8,001,544
5.85%, 04/06/2030(b)	6,425,000	6,796,904
3.60%, 06/21/2030	7,065,000	6,866,228
5.45%, 07/15/2030(b)	6,425,000	6,716,476
		28,381,152
Consumer Staples Distribution & Retail-1.13%
Costco Wholesale Corp., 1.60%, 04/20/2030	11,243,000	10,295,498
Kroger Co. (The), 2.20%, 05/01/2030(b)	3,210,000	2,990,034
Sysco Corp., 5.10%, 09/23/2030	4,494,000	4,666,489
Walmart, Inc.
4.00%, 04/15/2030(b)	3,209,000	3,255,233
4.35%, 04/28/2030	6,420,000	6,559,275
		27,766,529
Containers & Packaging-0.60%
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030	3,208,000	3,016,167
Avery Dennison Corp., 2.65%, 04/30/2030	3,208,000	3,028,965

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Containers & Packaging-(continued)
Smurfit Kappa Treasury Unlimited Co. (Ireland), 5.20%, 01/15/2030	$4,783,000	$ 4,958,682
Sonoco Products Co., 3.13%, 05/01/2030	3,851,000	3,684,398
		14,688,212
Distributors-0.12%
Genuine Parts Co., 1.88%, 11/01/2030	3,211,000	2,835,036
Diversified Consumer Services-0.25%
Leland Stanford Junior University (The), Series 2025, 4.15%, 08/01/2030(b)	3,198,000	3,244,949
Yale University, Series 2020, 1.48%, 04/15/2030	3,204,000	2,925,995
		6,170,944
Diversified REITs-0.60%
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/2030	8,032,000	8,129,662
VICI Properties L.P., 4.95%, 02/15/2030	6,426,000	6,536,637
		14,666,299
Diversified Telecommunication Services-0.68%
AT&T, Inc., 4.70%, 08/15/2030(b)	6,424,000	6,588,121
Verizon Communications, Inc.
1.50%, 09/18/2030(b)	6,424,000	5,745,374
1.68%, 10/30/2030	5,020,000	4,505,449
		16,838,944
Electric Utilities-4.94%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030(b)	3,841,000	3,542,807
Alabama Power Co., Series 20-A, 1.45%, 09/15/2030	3,850,000	3,450,516
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	7,062,000	6,995,622
CenterPoint Energy Houston Electric LLC, 4.80%, 03/15/2030(b)	3,215,000	3,317,539
Duke Energy Carolinas LLC, 2.45%, 02/01/2030	3,216,000	3,041,740
Duke Energy Corp., 2.45%, 06/01/2030(b)	5,457,000	5,116,623
Duke Energy Florida LLC
1.75%, 06/15/2030	3,209,000	2,925,853
4.20%, 12/01/2030	3,215,000	3,240,520
Edison International, 6.25%, 03/15/2030(b)	3,532,000	3,737,137
Entergy Corp., 2.80%, 06/15/2030	3,853,000	3,646,547
Eversource Energy
4.45%, 12/15/2030	3,857,000	3,880,223
Series R, 1.65%, 08/15/2030	3,850,000	3,445,532
FirstEnergy Corp., 2.65%, 03/01/2030	3,854,000	3,645,662
Florida Power & Light Co., 4.63%, 05/15/2030	3,216,000	3,303,716
Georgia Power Co., 4.55%, 03/15/2030	3,859,000	3,938,895
National Rural Utilities Cooperative Finance Corp., 4.95%, 02/07/2030	3,211,000	3,328,043
	Principal Amount	Value
Electric Utilities-(continued)
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/2030(b)	$3,856,000	$3,991,883
5.05%, 03/15/2030	6,420,000	6,657,148
2.25%, 06/01/2030	11,296,000	10,486,148
Pacific Gas and Electric Co., 4.55%, 07/01/2030	19,919,000	20,019,458
PG&E Corp., 5.25%, 07/01/2030	6,410,000	6,419,057
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	5,142,000	4,633,102
Southern California Edison Co., 5.25%, 03/15/2030	5,464,000	5,648,685
Wisconsin Electric Power Co., 4.15%, 10/15/2030	3,210,000	3,229,838
		121,642,294
Electrical Equipment-0.54%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030(b)	3,203,000	2,914,931
Emerson Electric Co., 1.95%, 10/15/2030	3,209,000	2,942,800
Regal Rexnord Corp., 6.30%, 02/15/2030	7,066,000	7,546,641
		13,404,372
Electronic Equipment, Instruments & Components-0.70%
Amphenol Corp., 4.13%, 11/15/2030	6,420,000	6,454,903
Jabil, Inc., 3.60%, 01/15/2030	3,212,000	3,128,597
Keysight Technologies, Inc., 5.35%, 07/30/2030	4,809,000	5,045,004
Teledyne FLIR LLC, 2.50%, 08/01/2030	2,743,000	2,571,939
		17,200,443
Energy Equipment & Services-0.49%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 05/01/2030	3,210,000	3,264,883
Halliburton Co., 2.92%, 03/01/2030(b)	6,428,000	6,160,961
Schlumberger Investment S.A., 2.65%, 06/26/2030	2,893,000	2,746,079
		12,171,923
Financial Services-3.08%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.15%, 09/30/2030	5,455,000	5,857,127
4.38%, 11/15/2030	3,850,000	3,861,208
Blackstone Private Credit Fund, 5.05%, 09/10/2030(b)	3,210,000	3,104,165
Blackstone Reg Finance Co. L.L.C., 4.30%, 11/03/2030(b)	3,850,000	3,843,510
Block Financial LLC, 3.88%, 08/15/2030(b)	4,167,000	3,967,537
Fiserv, Inc.
4.75%, 03/15/2030	5,462,000	5,506,900
2.65%, 06/01/2030	6,421,000	5,959,661
Global Payments, Inc.
2.90%, 05/15/2030	6,423,000	5,984,119
4.88%, 11/15/2030	10,926,000	10,917,455

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Financial Services-(continued)
LPL Holdings, Inc.
5.20%, 03/15/2030	$4,823,000	$4,927,568
5.15%, 06/15/2030	3,212,000	3,278,829
ORIX Corp. (Japan), 4.45%, 09/09/2030	3,216,000	3,253,278
PayPal Holdings, Inc., 2.30%, 06/01/2030(b)	6,420,000	5,999,410
RELX Capital, Inc. (United Kingdom)
4.75%, 03/27/2030	4,810,000	4,906,800
3.00%, 05/22/2030	4,815,000	4,595,842
		75,963,409
Food Products-2.02%
Bunge Ltd. Finance Corp., 4.55%, 08/04/2030	4,176,000	4,243,809
Campbell’s Co. (The), 2.38%, 04/24/2030	3,214,000	2,977,640
Conagra Brands, Inc., 5.00%, 08/01/2030(b)	3,210,000	3,276,913
General Mills, Inc., 4.88%, 01/30/2030	4,815,000	4,940,977
Hershey Co. (The), 4.75%, 02/24/2030(b)	3,209,000	3,315,182
Hormel Foods Corp., 1.80%, 06/11/2030(b)	6,412,000	5,853,185
Ingredion, Inc., 2.90%, 06/01/2030	3,847,000	3,675,302
JM Smucker Co. (The), 2.38%, 03/15/2030	3,208,000	3,004,999
Kellanova, 2.10%, 06/01/2030	3,204,000	2,971,388
Kraft Heinz Foods Co. (The), 3.75%, 04/01/2030(b)	4,760,000	4,688,718
McCormick & Co., Inc., 2.50%, 04/15/2030	3,215,000	3,021,552
Mondelez International, Inc.
2.75%, 04/13/2030	4,812,000	4,567,030
4.50%, 05/06/2030	3,205,000	3,254,773
		49,791,468
Gas Utilities-0.41%
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	3,208,000	2,894,027
National Fuel Gas Co., 5.50%, 03/15/2030	3,217,000	3,349,131
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	4,176,000	3,966,311
		10,209,469
Ground Transportation-0.97%
Canadian Pacific Railway Co. (Canada)
2.05%, 03/05/2030	3,212,000	2,983,616
4.80%, 03/30/2030	3,854,000	3,969,327
J.B. Hunt Transport Services, Inc., 4.90%, 03/15/2030	4,809,000	4,944,388
Norfolk Southern Corp., 5.05%, 08/01/2030	3,850,000	4,006,875
Uber Technologies, Inc., 4.30%, 01/15/2030	8,031,000	8,080,118
		23,984,324
Health Care Equipment & Supplies-2.16%
Abbott Laboratories, 1.40%, 06/30/2030(b)	4,171,000	3,766,113
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
Baxter International, Inc., 4.90%, 12/15/2030(b)	$4,494,000	$ 4,524,149
Becton, Dickinson and Co., 2.82%, 05/20/2030	4,816,000	4,582,214
Boston Scientific Corp., 2.65%, 06/01/2030	7,691,000	7,279,087
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030(b)	4,822,000	4,524,966
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	7,999,000	8,503,631
Smith & Nephew PLC (United Kingdom), 2.03%, 10/14/2030	5,780,000	5,251,046
Stryker Corp.
4.85%, 02/10/2030	5,139,000	5,302,335
1.95%, 06/15/2030	6,423,000	5,902,857
Zimmer Biomet Holdings, Inc., 5.05%, 02/19/2030(b)	3,535,000	3,658,515
		53,294,913
Health Care Providers & Services-5.74%
Ascension Health, Series 2025, 4.29%, 11/15/2030	5,144,000	5,201,747
Cardinal Health, Inc., 4.50%, 09/15/2030(b)	3,856,000	3,912,776
Cencora, Inc.
2.80%, 05/15/2030(b)	3,216,000	3,057,538
4.25%, 11/15/2030	3,210,000	3,222,856
Centene Corp.
3.38%, 02/15/2030	12,834,000	11,909,490
3.00%, 10/15/2030	14,135,000	12,739,690
Cigna Group (The)
2.40%, 03/15/2030	8,994,000	8,463,483
4.50%, 09/15/2030	6,422,000	6,510,829
CommonSpirit Health
4.35%, 09/01/2030	4,750,000	4,773,498
2.78%, 10/01/2030	3,525,000	3,312,546
CVS Health Corp.
5.13%, 02/21/2030	9,634,000	9,938,440
1.75%, 08/21/2030	8,027,000	7,220,122
Elevance Health, Inc.
4.75%, 02/15/2030(b)	4,817,000	4,933,093
2.25%, 05/15/2030	7,062,000	6,544,932
HCA, Inc.
5.25%, 03/01/2030(b)	4,815,000	4,998,299
4.30%, 11/15/2030	3,210,000	3,217,068
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	4,178,000	4,213,475
McKesson Corp., 4.65%, 05/30/2030	4,171,000	4,270,593
Sutter Health, Series 20-A, 2.29%, 08/15/2030	4,493,000	4,177,181
UnitedHealth Group, Inc.
4.80%, 01/15/2030	8,032,000	8,263,615
5.30%, 02/15/2030(b)	8,032,000	8,409,794
2.00%, 05/15/2030	8,033,000	7,410,881
Universal Health Services, Inc., 2.65%, 10/15/2030	5,143,000	4,735,609
		141,437,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Health Care REITs-0.43%
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	$3,848,000	$ 3,947,641
Welltower OP LLC, 4.50%, 07/01/2030	6,420,000	6,539,861
		10,487,502
Hotel & Resort REITs-0.19%
Host Hotels & Resorts L.P., Series I, 3.50%, 09/15/2030	4,822,000	4,620,997
Hotels, Restaurants & Leisure-1.50%
Las Vegas Sands Corp., 6.00%, 06/14/2030	3,212,000	3,374,023
Marriott International, Inc.
4.80%, 03/15/2030	3,216,000	3,303,693
Series FF, 4.63%, 06/15/2030(b)	6,429,000	6,554,670
McDonald’s Corp.
2.13%, 03/01/2030	4,820,000	4,502,894
4.60%, 05/15/2030	3,852,000	3,942,203
Starbucks Corp.
2.25%, 03/12/2030	4,815,000	4,495,171
4.80%, 05/15/2030(b)	3,208,000	3,307,750
2.55%, 11/15/2030	8,034,000	7,511,382
		36,991,786
Household Durables-0.68%
D.R. Horton, Inc., 4.85%, 10/15/2030(b)	3,214,000	3,318,357
Lennar Corp., 5.20%, 07/30/2030(b)	4,501,000	4,662,454
Mohawk Industries, Inc., 3.63%, 05/15/2030	3,212,000	3,142,702
NVR, Inc., 3.00%, 05/15/2030	5,779,000	5,531,826
		16,655,339
Household Products-0.73%
Clorox Co. (The), 1.80%, 05/15/2030(b)	3,210,000	2,923,256
Colgate-Palmolive Co., 4.20%, 05/01/2030	3,216,000	3,266,536
Procter & Gamble Co. (The)
4.05%, 05/01/2030	4,502,000	4,560,346
1.20%, 10/29/2030	8,025,000	7,144,150
		17,894,288
Independent Power and Renewable Electricity Producers-0.14%
Southern Power Co., Series A, 4.25%, 10/01/2030(b)	3,530,000	3,549,256
Industrial Conglomerates-0.78%
3M Co., 4.80%, 03/15/2030	3,536,000	3,636,795
Eaton Capital Unlimited Co., 4.45%, 05/09/2030	3,204,000	3,258,301
Honeywell International, Inc.
4.70%, 02/01/2030(b)	6,422,000	6,598,023
1.95%, 06/01/2030	6,085,000	5,615,271
		19,108,390
Insurance-2.87%
Alleghany Corp., 3.63%, 05/15/2030	3,203,000	3,163,156
Allstate Corp. (The), 1.45%, 12/15/2030	3,851,000	3,399,957
American International Group, Inc., 4.85%, 05/07/2030	4,013,000	4,119,959
Aon Corp., 2.80%, 05/15/2030	6,425,000	6,092,166
	Principal Amount	Value
Insurance-(continued)
Berkshire Hathaway Finance Corp.
1.85%, 03/12/2030(b)	$3,215,000	$2,985,433
1.45%, 10/15/2030	4,820,000	4,354,950
Brighthouse Financial, Inc., 5.63%, 05/15/2030(b)	3,946,000	3,986,584
Brown & Brown, Inc., 4.90%, 06/23/2030	5,140,000	5,227,776
CNA Financial Corp., 2.05%, 08/15/2030	3,210,000	2,924,380
Fidelity National Financial, Inc., 3.40%, 06/15/2030	4,174,000	3,976,657
Loews Corp., 3.20%, 05/15/2030	3,215,000	3,103,843
Marsh & McLennan Cos., Inc.
4.65%, 03/15/2030	6,423,000	6,554,197
2.25%, 11/15/2030(b)	4,815,000	4,420,252
Principal Financial Group, Inc., 2.13%, 06/15/2030	3,849,000	3,528,354
Prudential Financial, Inc., 2.10%, 03/10/2030(b)	3,217,000	3,007,447
Prudential Funding (Asia) PLC (Hong Kong), 3.13%, 04/14/2030	6,428,000	6,210,465
Reinsurance Group of America, Inc., 3.15%, 06/15/2030(b)	3,858,000	3,686,332
		70,741,908
Interactive Media & Services-2.70%
Alphabet, Inc.
4.00%, 05/15/2030	4,821,000	4,855,682
1.10%, 08/15/2030(b)	14,456,000	12,886,190
4.10%, 11/15/2030(b)	16,060,000	16,209,065
Meta Platforms, Inc.
4.80%, 05/15/2030	6,428,000	6,650,181
4.20%, 11/15/2030	25,698,000	25,930,214
		66,531,332
IT Services-0.59%
International Business Machines Corp.
4.80%, 02/10/2030(b)	6,420,000	6,580,202
1.95%, 05/15/2030	8,661,000	7,944,289
		14,524,491
Life Sciences Tools & Services-0.46%
Agilent Technologies, Inc., 2.10%, 06/04/2030	3,210,000	2,957,399
Illumina, Inc., 4.75%, 12/12/2030	3,217,000	3,268,973
Thermo Fisher Scientific, Inc., 4.98%, 08/10/2030	4,820,000	5,016,363
		11,242,735
Machinery-1.99%
CNH Industrial Capital LLC, 4.50%, 10/16/2030	3,210,000	3,241,245
Cummins, Inc., 1.50%, 09/01/2030(b)	5,457,000	4,929,745
Deere Funding Canada Corp., 4.15%, 10/09/2030	3,210,000	3,230,833
Flowserve Corp., 3.50%, 10/01/2030	3,207,000	3,096,442
IDEX Corp., 3.00%, 05/01/2030(b)	3,202,000	3,064,835

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Machinery-(continued)
John Deere Capital Corp.
2.45%, 01/09/2030	$3,531,000	$3,371,008
4.70%, 06/10/2030(b)	6,425,000	6,639,000
4.38%, 10/15/2030	3,850,000	3,919,164
Series I, 4.55%, 06/05/2030	5,130,000	5,257,256
Otis Worldwide Corp., 2.57%, 02/15/2030	9,555,000	9,030,945
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030	3,210,000	3,307,526
		49,087,999
Media-0.30%
Omnicom Group, Inc.
4.75%, 03/30/2030	3,799,000	3,874,722
2.45%, 04/30/2030	3,855,000	3,590,257
		7,464,979
Metals & Mining-0.76%
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	2,888,000	2,894,104
4.63%, 08/01/2030	3,807,000	3,852,558
Newmont Corp./Newcrest Finance Pty Ltd., 3.25%, 05/13/2030	2,752,000	2,682,222
Nucor Corp.
2.70%, 06/01/2030	3,209,000	3,045,867
4.65%, 06/01/2030	3,210,000	3,286,277
Reliance, Inc., 2.15%, 08/15/2030	3,216,000	2,945,857
		18,706,885
Mortgage REITs-0.13%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/2030	3,210,000	3,298,545
Multi-Utilities-1.25%
Consumers Energy Co., 4.70%, 01/15/2030	4,490,000	4,613,456
Dominion Energy, Inc., 5.00%, 06/15/2030	5,136,000	5,296,442
DTE Energy Co., 5.20%, 04/01/2030	7,070,000	7,353,689
NiSource, Inc., 3.60%, 05/01/2030	6,420,000	6,300,276
Public Service Enterprise Group, Inc.
4.90%, 03/15/2030	3,847,000	3,962,078
1.60%, 08/15/2030	3,526,000	3,166,884
		30,692,825
Office REITs-0.14%
Cousins Properties L.P., 5.25%, 07/15/2030	3,214,000	3,322,753
Oil, Gas & Consumable Fuels-9.65%
BP Capital Markets America, Inc., 1.75%, 08/10/2030	6,424,000	5,842,917
Canadian Natural Resources Ltd. (Canada), 2.95%, 07/15/2030	3,208,000	3,067,533
Chevron Corp., 2.24%, 05/11/2030(b)	9,641,000	9,036,948
Chevron USA, Inc.
4.69%, 04/15/2030(b)	7,064,000	7,282,595
4.30%, 10/15/2030(b)	7,710,000	7,848,738
ConocoPhillips Co., 4.70%, 01/15/2030	8,671,000	8,884,780
Devon Energy Corp., 4.50%, 01/15/2030(b)	3,686,000	3,722,149
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Diamondback Energy, Inc., 5.15%, 01/30/2030	$5,463,000	$ 5,672,595
Enbridge, Inc. (Canada)
4.90%, 06/20/2030(b)	3,845,000	3,961,777
6.20%, 11/15/2030	4,822,000	5,226,566
Energy Transfer L.P.
5.20%, 04/01/2030(b)	4,178,000	4,345,637
6.40%, 12/01/2030	6,424,000	6,998,041
Enterprise Products Operating LLC, 2.80%, 01/31/2030	8,029,000	7,696,404
EOG Resources, Inc., 4.38%, 04/15/2030	4,823,000	4,894,203
Equinor ASA (Norway)
2.38%, 05/22/2030	4,814,000	4,526,349
4.50%, 09/03/2030	4,173,000	4,265,157
Expand Energy Corp., 5.38%, 03/15/2030	7,709,000	7,827,332
Exxon Mobil Corp., 2.61%, 10/15/2030	12,845,000	12,202,640
Kinder Morgan, Inc., 5.15%, 06/01/2030(b)	7,066,000	7,355,170
Marathon Petroleum Corp., 5.15%, 03/01/2030	7,071,000	7,330,081
MPLX L.P., 2.65%, 08/15/2030	9,639,000	9,035,623
Occidental Petroleum Corp.
8.88%, 07/15/2030	6,420,000	7,463,654
6.63%, 09/01/2030	9,314,000	10,086,745
ONEOK, Inc.
3.10%, 03/15/2030	5,014,000	4,807,030
3.25%, 06/01/2030	3,212,000	3,086,254
5.80%, 11/01/2030	3,206,000	3,401,550
Phillips 66, 2.15%, 12/15/2030	5,463,000	4,984,120
Pioneer Natural Resources Co., 1.90%, 08/15/2030	7,051,000	6,468,901
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	4,820,000	4,731,618
Shell Finance US, Inc.
2.75%, 04/06/2030	8,703,000	8,326,908
4.13%, 11/06/2030	6,420,000	6,473,410
Targa Resources Corp., 4.90%, 09/15/2030	4,817,000	4,948,230
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	6,103,000	6,214,582
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030	4,485,000	4,341,578
Valero Energy Corp., 5.15%, 02/15/2030	4,171,000	4,324,064
Viper Energy Partners LLC, 4.90%, 08/01/2030(b)	3,210,000	3,276,784
Western Midstream Operating L.P., 4.05%, 02/01/2030	6,790,000	6,709,606
Williams Cos., Inc. (The)
4.63%, 06/30/2030	4,818,000	4,902,113
3.50%, 11/15/2030	6,420,000	6,222,919
		237,793,301
Passenger Airlines-0.27%
Delta Air Lines, Inc., 5.25%, 07/10/2030	6,426,000	6,629,007

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Personal Care Products-0.56%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030	$4,495,000	$ 4,267,607
Kenvue, Inc., 5.00%, 03/22/2030	6,420,000	6,654,163
Unilever Capital Corp. (United Kingdom), 1.38%, 09/14/2030(b)	3,208,000	2,896,812
		13,818,582
Pharmaceuticals-5.04%
AstraZeneca Finance LLC (United Kingdom), 4.90%, 03/03/2030(b)	4,180,000	4,334,349
AstraZeneca PLC (United Kingdom), 1.38%, 08/06/2030	8,349,000	7,493,727
Bristol-Myers Squibb Co., 1.45%, 11/13/2030(b)	8,031,000	7,176,592
Eli Lilly and Co., 4.75%, 02/12/2030	8,034,000	8,306,425
GlaxoSmithKline Capital, Inc., 4.50%, 04/15/2030	5,457,000	5,581,893
Johnson & Johnson
4.70%, 03/01/2030(b)	6,420,000	6,655,988
1.30%, 09/01/2030(b)	11,230,000	10,145,240
Merck & Co., Inc.
4.30%, 05/17/2030	4,815,000	4,892,731
1.45%, 06/24/2030	8,026,000	7,272,386
4.15%, 09/15/2030(b)	4,814,000	4,867,795
Novartis Capital Corp., 4.10%, 11/05/2030	11,240,000	11,316,841
Pfizer, Inc.
1.70%, 05/28/2030	6,429,000	5,892,810
4.20%, 11/15/2030(b)	6,427,000	6,494,423
Royalty Pharma PLC, 2.20%, 09/02/2030	6,425,000	5,905,317
Takeda Pharmaceutical Co. Ltd. (Japan), 2.05%, 03/31/2030	16,062,000	14,835,499
Viatris, Inc., 2.70%, 06/22/2030	9,310,000	8,599,837
Zoetis, Inc., 2.00%, 05/15/2030(b)	4,823,000	4,456,716
		124,228,569
Professional Services-0.78%
Automatic Data Processing, Inc., 1.25%, 09/01/2030	6,412,000	5,722,639
Equifax, Inc., 3.10%, 05/15/2030	3,845,000	3,671,809
Paychex, Inc., 5.10%, 04/15/2030	9,637,000	9,844,117
		19,238,565
Real Estate Management & Development-0.16%
CBRE Services, Inc., 4.80%, 06/15/2030	3,855,000	3,933,249
Residential REITs-0.36%
American Homes 4 Rent L.P., 4.95%, 06/15/2030	4,167,000	4,253,530
Camden Property Trust, 2.80%, 05/15/2030	4,814,000	4,583,690
		8,837,220
Retail REITs-1.01%
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	5,129,000	5,084,794
Kimco Realty OP LLC, 2.70%, 10/01/2030	3,209,000	3,044,619
Realty Income Corp., 4.85%, 03/15/2030(b)	3,852,000	3,976,848
	Principal Amount	Value
Retail REITs-(continued)
Regency Centers L.P., 3.70%, 06/15/2030	$3,844,000	$ 3,794,617
Simon Property Group L.P.
2.65%, 07/15/2030	4,809,000	4,546,262
4.38%, 10/01/2030	4,496,000	4,554,748
		25,001,888
Semiconductors & Semiconductor Equipment-3.54%
Analog Devices, Inc., 4.50%, 06/15/2030(b)	4,174,000	4,271,929
Applied Materials, Inc., 1.75%, 06/01/2030	4,822,000	4,407,120
Broadcom, Inc.
4.35%, 02/15/2030	9,639,000	9,761,418
5.05%, 04/15/2030	5,141,000	5,330,324
4.60%, 07/15/2030	11,245,000	11,499,924
4.20%, 10/15/2030(b)	6,420,000	6,457,973
Intel Corp., 5.13%, 02/10/2030	8,028,000	8,288,690
Lam Research Corp., 1.90%, 06/15/2030	4,810,000	4,425,638
Marvell Technology, Inc., 4.75%, 07/15/2030	3,211,000	3,274,449
Microchip Technology, Inc., 5.05%, 02/15/2030	6,424,000	6,598,195
QUALCOMM, Inc.
2.15%, 05/20/2030	7,713,000	7,176,814
4.50%, 05/20/2030(b)	3,215,000	3,279,876
Texas Instruments, Inc.
1.75%, 05/04/2030	4,822,000	4,433,664
4.50%, 05/23/2030	3,530,000	3,604,188
Xilinx, Inc., 2.38%, 06/01/2030	4,823,000	4,524,926
		87,335,128
Software-2.41%
Adobe, Inc., 4.95%, 01/17/2030	4,495,000	4,648,284
Autodesk, Inc., 2.85%, 01/15/2030	3,212,000	3,060,642
Intuit, Inc., 1.65%, 07/15/2030(b)	3,209,000	2,897,938
Oracle Corp.
4.65%, 05/06/2030	4,812,000	4,804,502
4.45%, 09/26/2030(b)	19,273,000	18,907,964
Roper Technologies, Inc., 4.45%, 09/15/2030	3,216,000	3,235,906
ServiceNow, Inc., 1.40%, 09/01/2030	9,636,000	8,538,967
Synopsys, Inc., 4.85%, 04/01/2030	12,852,000	13,162,714
		59,256,917
Specialized REITs-1.48%
American Tower Corp.
2.90%, 01/15/2030(b)	4,816,000	4,603,417
5.00%, 01/31/2030	3,855,000	3,972,485
4.90%, 03/15/2030(b)	5,460,000	5,612,167
2.10%, 06/15/2030	4,821,000	4,428,096
1.88%, 10/15/2030	5,141,000	4,643,804
EPR Properties, 4.75%, 11/15/2030	3,530,000	3,541,922
Extra Space Storage L.P., 5.50%, 07/01/2030	5,135,000	5,375,320
Prologis L.P., 1.25%, 10/15/2030	4,819,000	4,264,112
		36,441,323

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Specialty Retail-1.85%
AutoNation, Inc., 4.75%, 06/01/2030	$3,212,000	$ 3,259,359
AutoZone, Inc., 5.13%, 06/15/2030	3,211,000	3,328,870
Best Buy Co., Inc., 1.95%, 10/01/2030	4,171,000	3,770,904
Dell International LLC/EMC Corp.
4.35%, 02/01/2030	4,499,000	4,524,564
5.00%, 04/01/2030	6,429,000	6,613,372
6.20%, 07/15/2030	4,809,000	5,168,189
Home Depot, Inc. (The), 3.95%, 09/15/2030(b)	3,210,000	3,224,854
Leidos, Inc., 4.38%, 05/15/2030(b)	4,816,000	4,834,674
Lowe’s Cos., Inc., 1.70%, 10/15/2030	8,033,000	7,224,472
Tractor Supply Co., 1.75%, 11/01/2030	4,178,000	3,743,760
		45,693,018
Technology Hardware, Storage & Peripherals-1.64%
Apple, Inc.
4.15%, 05/10/2030	3,213,000	3,266,720
1.65%, 05/11/2030(b)	11,243,000	10,326,248
4.20%, 05/12/2030(b)	6,425,000	6,531,487
1.25%, 08/20/2030(b)	8,021,000	7,202,439
Hewlett Packard Enterprise Co., 4.40%, 10/15/2030	5,460,000	5,469,114
HP, Inc., 5.40%, 04/25/2030	3,211,000	3,329,067
NetApp, Inc., 2.70%, 06/22/2030	4,501,000	4,223,977
		40,349,052
Textiles, Apparel & Luxury Goods-0.52%
PVH Corp., 5.50%, 06/13/2030	3,210,000	3,298,078
Ralph Lauren Corp., 2.95%, 06/15/2030	4,814,000	4,612,926
Tapestry, Inc., 5.10%, 03/11/2030(b)	4,818,000	4,975,760
		12,886,764
Tobacco-2.15%
Altria Group, Inc.
3.40%, 05/06/2030	4,818,000	4,692,912
4.50%, 08/06/2030(b)	3,210,000	3,268,635
B.A.T. Capital Corp. (United Kingdom), 6.34%, 08/02/2030	6,420,000	6,984,541
Philip Morris International, Inc.
5.13%, 02/15/2030	14,131,000	14,685,655
4.38%, 04/30/2030(b)	4,816,000	4,879,609
2.10%, 05/01/2030(b)	4,822,000	4,465,166
5.50%, 09/07/2030	4,493,000	4,751,751
4.00%, 10/29/2030(b)	4,814,000	4,812,656
1.75%, 11/01/2030	4,813,000	4,340,204
		52,881,129
	Principal Amount	Value
Trading Companies & Distributors-0.47%
Air Lease Corp.
3.00%, 02/01/2030	$4,170,000	$3,952,533
3.13%, 12/01/2030	4,823,000	4,539,155
GATX Corp., 4.00%, 06/30/2030	3,209,000	3,192,340
		11,684,028
Water Utilities-0.25%
American Water Capital Corp., 2.80%, 05/01/2030(b)	3,217,000	3,080,761
Essential Utilities, Inc., 2.70%, 04/15/2030	3,210,000	3,039,149
		6,119,910
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,384,496,778)		2,438,327,526
	Shares
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(c)(d) (Cost $252,024)	252,024	252,024
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.97% (Cost $2,384,748,802)		2,438,579,550
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.68%
Invesco Private Government Fund, 3.64%(c)(d)(e)	73,201,306	73,201,306
Invesco Private Prime Fund, 3.81%(c)(d)(e)	189,899,467	189,956,437
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $263,157,743)		263,157,743
TOTAL INVESTMENTS IN SECURITIES-109.65% (Cost $2,647,906,545)		2,701,737,293
OTHER ASSETS LESS LIABILITIES-(9.65)%		(237,719,587)
NET ASSETS-100.00%		$2,464,017,706

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,858,849	$60,038,415	$(70,645,240)	$-	$-	$252,024	$88,006
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	58,435,667	158,542,724	(143,777,085)	-	-	73,201,306	1,467,598*
Invesco Private Prime Fund	152,147,486	374,770,723	(336,963,045)	(12,824)	14,097	189,956,437	3,949,203*
Total	$221,442,002	$593,351,862	$(551,385,370)	$(12,824)	$14,097	$263,409,767	$5,504,807

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
February 28, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.15%
Aerospace & Defense-2.44%
Boeing Co. (The)
3.63%, 02/01/2031	$6,982,000	$6,784,201
6.39%, 05/01/2031	5,215,000	5,701,590
General Dynamics Corp., 2.25%, 06/01/2031	2,608,000	2,396,643
Howmet Aerospace, Inc., 4.85%, 10/15/2031	2,611,000	2,711,152
L3Harris Technologies, Inc.
1.80%, 01/15/2031	3,391,000	3,037,790
5.25%, 06/01/2031	3,921,000	4,109,614
Lockheed Martin Corp., 4.70%, 12/15/2031(b)	3,141,000	3,256,746
RTX Corp.
6.00%, 03/15/2031	4,987,000	5,413,724
1.90%, 09/01/2031	4,986,000	4,439,521
Textron, Inc., 2.45%, 03/15/2031	2,612,000	2,400,017
		40,250,998
Air Freight & Logistics-0.18%
FedEx Corp., 2.40%, 05/15/2031	3,323,000	3,056,320
Automobiles-3.90%
American Honda Finance Corp.
4.45%, 01/08/2031	2,610,000	2,636,400
1.80%, 01/13/2031	2,878,000	2,574,377
5.05%, 07/10/2031	3,925,000	4,071,142
4.85%, 10/23/2031	3,653,000	3,758,119
Ford Motor Co., 7.45%, 07/16/2031(b)	5,334,000	5,967,361
Ford Motor Credit Co. LLC
6.05%, 03/05/2031	4,986,000	5,190,727
3.63%, 06/17/2031	4,985,000	4,647,432
6.05%, 11/05/2031	6,233,000	6,489,045
Mercedes-Benz Finance North America LLC (Germany), 8.50%, 01/18/2031	7,482,000	8,893,465
Toyota Motor Corp. (Japan), 2.36%, 03/25/2031	2,611,000	2,418,261
Toyota Motor Credit Corp.
1.65%, 01/10/2031	2,873,000	2,573,121
5.10%, 03/21/2031	4,704,000	4,923,473
1.90%, 09/12/2031	2,623,000	2,341,153
4.60%, 10/10/2031	3,916,000	4,007,559
Series B, 4.20%, 01/10/2031(b)	3,916,000	3,947,137
		64,438,772
Banks-2.63%
Banco Santander S.A. (Spain), 5.44%, 07/15/2031	7,831,000	8,286,263
Bank of Montreal (Canada), 5.51%, 06/04/2031	4,179,000	4,430,215
Cooperatieve Rabobank U.A. (Netherlands), 4.16%, 01/14/2031	2,610,000	2,630,146
Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031(b)	4,982,000	4,536,586
Royal Bank of Canada (Canada), 2.30%, 11/03/2031(b)	7,479,000	6,829,950
	Principal Amount	Value
Banks-(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.71%, 01/12/2031	$2,605,000	$2,323,418
5.42%, 07/09/2031	4,692,000	4,955,902
2.22%, 09/17/2031	5,218,000	4,688,864
Toronto-Dominion Bank (The) (Canada), 4.41%, 01/13/2031	4,701,000	4,759,757
		43,441,101
Beverages-1.95%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.90%, 01/23/2031	3,921,000	4,087,554
Coca-Cola Co. (The)
2.00%, 03/05/2031	3,917,000	3,596,492
1.38%, 03/15/2031	6,478,000	5,760,321
Constellation Brands, Inc., 2.25%, 08/01/2031	5,218,000	4,694,301
Keurig Dr Pepper, Inc.
2.25%, 03/15/2031	2,605,000	2,352,438
Series 10, 5.20%, 03/15/2031	2,608,000	2,695,678
PepsiCo, Inc.
1.40%, 02/25/2031(b)	3,918,000	3,484,857
1.95%, 10/21/2031	6,229,000	5,602,960
		32,274,601
Biotechnology-0.98%
AbbVie, Inc., 4.95%, 03/15/2031	9,971,000	10,383,185
Amgen, Inc., 2.30%, 02/25/2031	6,237,000	5,734,845
		16,118,030
Broadline Retail-1.04%
Amazon.com, Inc., 2.10%, 05/12/2031	14,956,999	13,626,562
eBay, Inc., 2.60%, 05/10/2031	3,913,000	3,609,959
		17,236,521
Building Products-0.84%
Carrier Global Corp., 2.70%, 02/15/2031	3,921,000	3,675,657
CRH America Finance, Inc., 4.40%, 02/09/2031	4,990,000	5,029,123
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	2,616,000	2,335,705
Masco Corp., 2.00%, 02/15/2031	3,135,000	2,819,751
		13,860,236
Capital Markets-3.61%
Ares Capital Corp.
5.10%, 01/15/2031	3,380,000	3,300,074
5.25%, 04/12/2031	3,912,000	3,837,558
3.20%, 11/15/2031	3,655,000	3,214,616
Bank of New York Mellon Corp. (The)
1.65%, 01/28/2031	2,612,000	2,346,727
1.80%, 07/28/2031	2,612,000	2,326,949
BlackRock, Inc., 1.90%, 01/28/2031	6,228,000	5,667,620
Blackstone Secured Lending Fund, 5.13%, 01/31/2031(b)	2,610,000	2,531,225
Blue Owl Credit Income Corp., 6.65%, 03/15/2031(b)	3,928,000	3,951,088

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	$2,608,000	$ 2,405,870
Charles Schwab Corp. (The)
1.65%, 03/11/2031	3,916,000	3,473,676
2.30%, 05/13/2031	3,932,000	3,601,900
1.95%, 12/01/2031	4,438,000	3,938,756
Jefferies Financial Group, Inc., 2.63%, 10/15/2031	5,221,000	4,643,212
Moody’s Corp., 2.00%, 08/19/2031(b)	3,130,000	2,810,262
Nasdaq, Inc., 1.65%, 01/15/2031	3,390,000	3,024,767
Nomura Holdings, Inc. (Japan), 2.61%, 07/14/2031	4,984,000	4,546,406
State Street Corp., 2.20%, 03/03/2031	4,438,000	4,042,021
		59,662,727
Chemicals-0.98%
Air Products and Chemicals, Inc., 4.75%, 02/08/2031(b)	3,135,000	3,239,604
Dow Chemical Co. (The), 4.80%, 01/15/2031	3,930,000	3,923,388
Ecolab, Inc., 1.30%, 01/30/2031	3,134,000	2,761,767
LYB International Finance III LLC, 5.13%, 01/15/2031	2,610,000	2,655,270
PPG Industries, Inc., 4.38%, 03/15/2031	3,669,000	3,694,105
		16,274,134
Commercial Services & Supplies-0.98%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/2031	4,982,000	4,639,842
Republic Services, Inc., 1.45%, 02/15/2031	3,401,000	3,004,004
Waste Management, Inc.
1.50%, 03/15/2031	4,981,000	4,412,483
4.95%, 07/03/2031	3,921,000	4,092,418
		16,148,747
Communications Equipment-1.04%
Cisco Systems, Inc., 4.95%, 02/26/2031	12,475,000	12,989,486
Motorola Solutions, Inc., 2.75%, 05/24/2031	4,442,000	4,120,468
		17,109,954
Construction & Engineering-0.16%
Quanta Services, Inc., 4.50%, 01/15/2031(b)	2,611,000	2,642,867
Construction Materials-0.47%
Eagle Materials, Inc., 2.50%, 07/01/2031	3,919,000	3,592,781
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	4,681,000	4,261,214
		7,853,995
Consumer Finance-2.56%
Ally Financial, Inc.
8.00%, 11/01/2031	9,946,000	11,291,488
8.00%, 11/01/2031	2,575,000	2,935,475
	Principal Amount	Value
Consumer Finance-(continued)
General Motors Financial Co., Inc.
2.35%, 01/08/2031	$5,219,000	$4,753,265
4.60%, 01/08/2031	4,700,000	4,744,622
5.75%, 02/08/2031	4,989,000	5,271,216
2.70%, 06/10/2031	4,986,000	4,583,459
5.60%, 06/18/2031	4,981,000	5,234,919
Synchrony Financial, 2.88%, 10/28/2031	3,921,000	3,526,882
		42,341,326
Consumer Staples Distribution & Retail-1.10%
Dollar Tree, Inc., 2.65%, 12/01/2031	4,176,000	3,817,743
Kroger Co. (The), 1.70%, 01/15/2031	2,620,000	2,334,091
Sysco Corp., 4.40%, 07/25/2031	2,990,000	3,001,693
Walmart, Inc., 1.80%, 09/22/2031	9,974,000	8,996,688
		18,150,215
Containers & Packaging-0.70%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	4,185,000	3,870,446
AptarGroup, Inc., 4.75%, 03/30/2031	3,130,000	3,177,620
Berry Global, Inc., 5.80%, 06/15/2031	4,176,000	4,452,025
		11,500,091
Diversified REITs-0.67%
American Assets Trust L.P., 3.38%, 02/01/2031	2,611,000	2,405,607
DOC DR LLC, 2.63%, 11/01/2031	2,611,000	2,375,132
VICI Properties L.P., 5.13%, 11/15/2031	3,917,000	3,989,938
W.P. Carey, Inc., 2.40%, 02/01/2031	2,611,000	2,383,896
		11,154,573
Diversified Telecommunication Services-3.45%
AT&T, Inc.
4.40%, 04/30/2031	2,112,000	2,131,977
2.75%, 06/01/2031	14,954,000	13,938,333
Orange S.A. (France), 9.00%, 03/01/2031	12,264,000	14,798,783
Verizon Communications, Inc.
1.75%, 01/20/2031	10,831,000	9,689,015
2.55%, 03/21/2031	17,792,000	16,466,029
		57,024,137
Electric Utilities-5.11%
Alabama Power Co., Series C, 4.30%, 03/15/2031	2,611,000	2,639,876
Appalachian Power Co., Series AA, 2.70%, 04/01/2031	2,615,000	2,426,073
Baltimore Gas and Electric Co., 2.25%, 06/15/2031	3,132,000	2,861,958
Berkshire Hathaway Energy Co., 1.65%, 05/15/2031	2,613,000	2,312,688
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031	4,696,000	4,330,086
Constellation Energy Generation LLC, 4.40%, 01/15/2031	3,916,000	3,943,596
Duke Energy Carolinas LLC, 2.55%, 04/15/2031	2,880,000	2,684,717
Duke Energy Corp., 2.55%, 06/15/2031	4,981,000	4,585,968
Duke Energy Florida LLC, 2.40%, 12/15/2031	3,406,000	3,118,992

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Progress LLC, 2.00%, 08/15/2031	$3,408,000	$ 3,072,870
Entergy Corp., 2.40%, 06/15/2031	3,394,000	3,083,891
Entergy Texas, Inc., 1.75%, 03/15/2031	3,133,000	2,800,883
Eversource Energy, 5.85%, 04/15/2031	3,650,000	3,883,549
Exelon Corp., 5.13%, 03/15/2031	2,611,000	2,721,501
Georgia Power Co., 4.85%, 03/15/2031	3,920,000	4,052,333
Pacific Gas and Electric Co., 2.50%, 02/01/2031	9,974,000	9,123,189
PacifiCorp, 5.30%, 02/15/2031	3,655,000	3,798,176
PG&E Wildfire Recovery Funding LLC, Series A-1, 4.02%, 06/01/2031	2,160,566	2,162,785
Progress Energy, Inc., 7.75%, 03/01/2031	3,399,000	3,918,333
Public Service Co. of Colorado, 1.88%, 06/15/2031	3,918,000	3,490,233
Public Service Electric and Gas Co., Series R, 4.20%, 01/01/2031	2,610,000	2,627,798
Southern California Edison Co., 5.45%, 06/01/2031	3,914,000	4,101,548
Virginia Electric & Power Co., 2.30%, 11/15/2031	2,479,000	2,235,748
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/2031	4,360,000	4,495,628
		84,472,419
Electrical Equipment-0.28%
Emerson Electric Co., 2.20%, 12/21/2031	5,000,000	4,540,600
GE Vernova, Inc., 4.25%, 02/04/2031	30,000	30,218
		4,570,818
Electronic Equipment, Instruments & Components-0.84%
Amphenol Corp., 2.20%, 09/15/2031	3,913,000	3,549,095
Jabil, Inc., 3.00%, 01/15/2031	3,143,000	2,949,343
Teledyne Technologies, Inc., 2.75%, 04/01/2031	4,752,000	4,445,919
Vontier Corp., 2.95%, 04/01/2031	3,131,000	2,909,842
		13,854,199
Energy Equipment & Services-0.16%
Helmerich & Payne, Inc., 2.90%, 09/29/2031(b)	2,885,000	2,641,759
Entertainment-1.24%
Electronic Arts, Inc., 1.85%, 02/15/2031	3,928,000	3,714,449
Walt Disney Co. (The)
2.65%, 01/13/2031	12,463,000	11,807,149
4.00%, 03/14/2031	5,000,000	5,011,538
		20,533,136
Financial Services-3.47%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.38%, 12/15/2031	3,920,000	4,093,019
Apollo Debt Solutions BDC, 6.70%, 07/29/2031	4,954,000	5,117,354
Blackstone Private Credit Fund
6.25%, 01/25/2031	3,105,000	3,125,361
5.35%, 03/12/2031	3,650,000	3,538,038
Block, Inc., 3.50%, 06/01/2031(b)	4,983,000	4,682,962
	Principal Amount	Value
Financial Services-(continued)
Blue Owl Finance LLC, 3.13%, 06/10/2031	$3,655,000	$ 3,250,523
Fidelity National Information Services, Inc., 2.25%, 03/01/2031	4,280,000	3,863,918
Fiserv, Inc.
4.55%, 02/15/2031	4,990,000	4,977,167
5.35%, 03/15/2031	2,613,000	2,690,922
Global Payments, Inc., 2.90%, 11/15/2031	3,925,000	3,536,334
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/2031	3,133,000	3,253,574
Mastercard, Inc.
1.90%, 03/15/2031	3,135,000	2,846,626
2.00%, 11/18/2031(b)	3,918,000	3,530,103
ORIX Corp. (Japan), 2.25%, 03/09/2031	2,609,000	2,380,142
Visa, Inc.
4.10%, 02/12/2031	2,000,000	2,024,096
1.10%, 02/15/2031	5,004,000	4,402,032
		57,312,171
Food Products-1.67%
Bunge Ltd. Finance Corp.
3.20%, 04/21/2031	3,121,000	2,968,623
2.75%, 05/14/2031	4,983,000	4,638,137
Campbell’s Co. (The), 4.55%, 03/21/2031	2,875,000	2,880,965
Flowers Foods, Inc., 2.40%, 03/15/2031	2,606,000	2,294,146
General Mills, Inc., 2.25%, 10/14/2031	2,620,000	2,353,712
Kellanova, Series B, 7.45%, 04/01/2031	3,275,000	3,774,643
McCormick & Co., Inc., 1.85%, 02/15/2031	2,608,000	2,332,106
Mondelez International, Inc., 1.50%, 02/04/2031	2,612,000	2,302,529
Pilgrim’s Pride Corp., 4.25%, 04/15/2031	4,154,000	4,074,240
		27,619,101
Gas Utilities-0.32%
Atmos Energy Corp., 1.50%, 01/15/2031	3,138,000	2,796,733
National Fuel Gas Co., 2.95%, 03/01/2031	2,608,000	2,424,540
		5,221,273
Ground Transportation-1.11%
Canadian Pacific Railway Co. (Canada), 2.45%, 12/02/2031	6,978,000	6,353,894
Norfolk Southern Corp., 2.30%, 05/15/2031	2,626,000	2,397,559
Uber Technologies, Inc., 4.15%, 01/15/2031	4,983,000	4,965,903
Union Pacific Corp., 2.38%, 05/20/2031	4,984,000	4,607,732
		18,325,088
Health Care Equipment & Supplies-1.39%
Baxter International, Inc., 1.73%, 04/01/2031	3,391,000	2,925,292
Becton, Dickinson and Co., 1.96%, 02/11/2031	4,986,000	4,484,299
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	3,393,000	3,477,920
Solventum Corp., 5.45%, 03/13/2031	4,980,000	5,224,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	$3,515,000	$ 3,269,393
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	3,912,000	3,579,798
		22,961,642
Health Care Providers & Services-6.36%
Cencora, Inc., 2.70%, 03/15/2031	5,000,000	4,660,881
Centene Corp.
2.50%, 03/01/2031	10,967,000	9,525,417
2.63%, 08/01/2031	6,478,000	5,617,226
Cigna Group (The)
2.38%, 03/15/2031	7,477,000	6,855,451
5.13%, 05/15/2031	3,912,000	4,072,504
CommonSpirit Health, 5.21%, 12/01/2031	4,041,000	4,215,096
CVS Health Corp.
5.25%, 01/30/2031	3,920,000	4,086,397
1.88%, 02/28/2031	6,227,500	5,553,770
5.55%, 06/01/2031	4,989,000	5,267,116
2.13%, 09/15/2031	4,990,000	4,428,999
Elevance Health, Inc.
2.55%, 03/15/2031	5,219,000	4,813,074
4.95%, 11/01/2031	3,912,000	4,025,426
HCA, Inc.
5.45%, 04/01/2031	8,725,000	9,138,725
2.38%, 07/15/2031	4,438,000	4,010,003
Humana, Inc., 5.38%, 04/15/2031	7,478,000	7,708,824
Laboratory Corp. of America Holdings, 2.70%, 06/01/2031	2,613,000	2,419,654
Quest Diagnostics, Inc., 2.80%, 06/30/2031	2,875,000	2,683,778
UnitedHealth Group, Inc.
4.65%, 01/15/2031	3,920,000	4,007,645
4.90%, 04/15/2031	4,986,000	5,155,941
2.30%, 05/15/2031	7,483,000	6,835,083
		105,081,010
Health Care REITs-1.61%
Alexandria Real Estate Equities, Inc., 3.38%, 08/15/2031	3,920,000	3,693,092
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031	4,175,000	3,701,765
Healthpeak OP LLC, 2.88%, 01/15/2031	3,132,000	2,936,627
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	3,659,000	3,454,863
Sabra Health Care L.P., 3.20%, 12/01/2031	4,175,000	3,863,338
Ventas Realty L.P., 2.50%, 09/01/2031	2,613,000	2,378,804
Welltower OP LLC
2.75%, 01/15/2031	3,131,000	2,944,646
2.80%, 06/01/2031	3,915,000	3,669,730
		26,642,865
Hotels, Restaurants & Leisure-0.96%
Expedia Group, Inc., 2.95%, 03/15/2031	2,614,000	2,429,959
Marriott International, Inc.
4.50%, 10/15/2031	2,610,000	2,638,036
Series HH, 2.85%, 04/15/2031	5,481,000	5,133,370
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
McDonald’s Corp., 4.40%, 02/12/2031	$2,877,000	$ 2,924,966
Starbucks Corp., 4.90%, 02/15/2031(b)	2,619,000	2,712,761
		15,839,092
Household Durables-0.20%
Tyco Electronics Group S.A. (Switzerland), 4.50%, 02/09/2031	3,250,000	3,308,386
Household Products-0.45%
Kimberly-Clark Corp., 2.00%, 11/02/2031(b)	3,131,000	2,838,411
Procter & Gamble Co. (The), 1.95%, 04/23/2031	4,986,000	4,563,389
		7,401,800
Independent Power and Renewable Electricity Producers-0.28%
AES Corp. (The), 2.45%, 01/15/2031	4,973,000	4,613,632
Industrial Conglomerates-0.57%
Honeywell International, Inc.
1.75%, 09/01/2031	7,463,000	6,612,885
4.95%, 09/01/2031	2,616,000	2,734,747
		9,347,632
Insurance-1.91%
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/2031	2,616,000	2,384,355
Aon North America, Inc., 5.30%, 03/01/2031	3,392,000	3,542,186
Assured Guaranty US Holdings, Inc., 3.15%, 06/15/2031	2,611,000	2,462,466
Brown & Brown, Inc., 2.38%, 03/15/2031	3,659,000	3,289,774
Fidelity National Financial, Inc., 2.45%, 03/15/2031	3,137,000	2,811,843
First American Financial Corp., 2.40%, 08/15/2031	3,387,000	2,987,144
Lincoln National Corp., 3.40%, 01/15/2031	2,615,000	2,462,760
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	4,984,000	5,130,177
Primerica, Inc., 2.80%, 11/19/2031	3,133,000	2,871,648
Willis North America, Inc., 4.55%, 03/15/2031	3,660,000	3,664,320
		31,606,673
Interactive Media & Services-0.94%
Alphabet, Inc., 4.10%, 02/15/2031	10,050,000	10,118,376
Meta Platforms, Inc., 4.55%, 08/15/2031	5,218,000	5,345,836
		15,464,212
IT Services-0.54%
International Business Machines Corp., 4.30%, 02/03/2031	2,490,000	2,504,637
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	3,376,000	2,868,590
VeriSign, Inc., 2.70%, 06/15/2031	3,906,000	3,556,979
		8,930,206
Leisure Products-0.32%
Brunswick Corp., 2.40%, 08/18/2031	2,859,000	2,541,648
Polaris, Inc., 5.60%, 03/01/2031	2,620,000	2,668,781
		5,210,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Life Sciences Tools & Services-1.27%
Agilent Technologies, Inc., 2.30%, 03/12/2031	$4,444,000	$ 4,059,889
Illumina, Inc., 2.55%, 03/23/2031	2,611,000	2,397,961
Revvity, Inc., 2.25%, 09/15/2031	2,609,000	2,325,072
Thermo Fisher Scientific, Inc.
4.22%, 02/12/2031	4,104,000	4,138,585
4.20%, 03/01/2031	2,616,000	2,636,378
2.00%, 10/15/2031(b)	5,980,000	5,381,905
		20,939,790
Machinery-2.33%
Caterpillar Financial Services Corp., 4.15%, 01/08/2031	2,610,000	2,632,592
Caterpillar, Inc., 1.90%, 03/12/2031(b)	2,615,000	2,379,677
CNH Industrial Capital LLC, 4.38%, 03/07/2031	2,610,000	2,608,891
Cummins, Inc., 4.70%, 02/15/2031	3,665,000	3,772,579
IDEX Corp., 2.63%, 06/15/2031	2,598,000	2,389,813
Ingersoll Rand, Inc., 5.31%, 06/15/2031	2,615,000	2,753,811
John Deere Capital Corp.
1.45%, 01/15/2031	3,138,000	2,804,158
4.90%, 03/07/2031	4,436,000	4,620,368
2.00%, 06/17/2031	3,132,000	2,836,115
4.40%, 09/08/2031	5,986,000	6,108,066
Otis Worldwide Corp., 5.13%, 11/19/2031	3,130,000	3,276,603
Xylem, Inc., 2.25%, 01/30/2031(b)	2,607,000	2,387,753
		38,570,426
Media-1.91%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.80%, 04/01/2031	7,975,000	7,252,703
Comcast Corp.
1.95%, 01/15/2031	7,476,000	6,760,701
1.50%, 02/15/2031(b)	8,721,000	7,703,533
Omnicom Group, Inc., 2.60%, 08/01/2031	4,160,000	3,792,523
Paramount Global, 4.95%, 01/15/2031	6,527,000	6,093,494
		31,602,954
Metals & Mining-0.15%
Steel Dynamics, Inc., 3.25%, 01/15/2031	2,616,000	2,505,644
Multi-Utilities-1.25%
Ameren Corp., 3.50%, 01/15/2031	4,164,000	4,041,882
Consumers Energy Co., 4.50%, 01/15/2031	2,607,000	2,662,009
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	4,451,000	4,020,196
DTE Electric Co., Series C, 2.63%, 03/01/2031	3,144,000	2,950,696
NiSource, Inc., 1.70%, 02/15/2031	3,912,000	3,469,412
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	3,918,000	3,553,005
		20,697,200
	Principal Amount	Value
Office REITs-0.53%
Boston Properties L.P., 3.25%, 01/30/2031	$6,230,000	$ 5,870,404
COPT Defense Properties L.P., 2.75%, 04/15/2031	3,130,000	2,892,967
		8,763,371
Oil, Gas & Consumable Fuels-8.07%
Boardwalk Pipelines L.P., 3.40%, 02/15/2031	2,610,000	2,494,660
Burlington Resources LLC, 7.20%, 08/15/2031	2,333,000	2,677,805
Cenovus Energy, Inc. (Canada), 4.65%, 03/20/2031(b)	2,612,000	2,646,011
Cheniere Energy Partners L.P., 4.00%, 03/01/2031	7,473,000	7,327,163
Devon Energy Corp., 7.88%, 09/30/2031	3,527,000	4,137,761
Diamondback Energy, Inc., 3.13%, 03/24/2031	3,869,000	3,671,809
Enbridge, Inc. (Canada), 4.50%, 02/15/2031	2,610,000	2,637,877
Energy Transfer L.P., 4.55%, 01/15/2031	3,223,000	3,254,581
Enterprise Products Operating LLC, 4.60%, 01/15/2031	6,735,000	6,887,401
EOG Resources, Inc., 4.40%, 01/15/2031	3,920,000	3,966,854
EQT Corp., 4.75%, 01/15/2031	5,447,000	5,525,964
Hess Corp., 7.30%, 08/15/2031	3,294,000	3,811,736
HF Sinclair Corp., 5.75%, 01/15/2031	3,392,000	3,521,748
Kinder Morgan, Inc.
2.00%, 02/15/2031	3,913,000	3,546,887
7.80%, 08/01/2031	2,807,000	3,289,551
MPLX L.P., 4.80%, 02/15/2031	6,233,000	6,364,705
Occidental Petroleum Corp.
6.13%, 01/01/2031	5,955,000	6,404,626
7.50%, 05/01/2031	4,545,000	5,178,005
ONEOK, Inc.
6.35%, 01/15/2031	3,146,000	3,409,142
4.75%, 10/15/2031	6,233,000	6,324,718
Ovintiv, Inc., 7.38%, 11/01/2031	2,603,000	2,944,093
Phillips 66 Co., 5.25%, 06/15/2031	5,997,000	6,280,233
Pioneer Natural Resources Co., 2.15%, 01/15/2031	5,215,000	4,801,852
Plains All American Pipeline L.P./PAA Finance Corp., 4.70%, 01/15/2031	4,986,000	5,065,856
Southern Co. Gas Capital Corp., Series 20-A, 1.75%, 01/15/2031	2,613,000	2,337,367
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 02/01/2031	4,986,000	5,051,414
TotalEnergies Capital USA LLC (France), 4.25%, 01/13/2031	7,480,000	7,548,641
Valero Energy Corp., 2.80%, 12/01/2031	2,409,000	2,230,523
Western Midstream Operating L.P., 4.80%, 03/01/2031	3,130,000	3,157,583
Williams Cos., Inc. (The), 2.60%, 03/15/2031	7,475,000	6,919,207
		133,415,773

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Personal Care Products-0.41%
Estee Lauder Cos., Inc. (The), 1.95%, 03/15/2031	$3,144,000	$ 2,839,671
Unilever Capital Corp. (United Kingdom), 1.75%, 08/12/2031	4,440,000	3,957,534
		6,797,205
Pharmaceuticals-3.61%
AstraZeneca Finance LLC (United Kingdom)
4.90%, 02/26/2031	4,989,000	5,191,096
2.25%, 05/28/2031	3,915,000	3,589,740
Bristol-Myers Squibb Co.
5.75%, 02/01/2031	5,000,000	5,375,608
5.10%, 02/22/2031	6,247,000	6,535,352
Eli Lilly and Co., 4.25%, 03/15/2031(b)	3,920,000	3,977,625
Johnson & Johnson, 4.90%, 06/01/2031	5,751,000	6,032,344
Merck & Co., Inc.
4.15%, 03/15/2031	5,000,000	5,035,161
2.15%, 12/10/2031	9,996,000	9,036,189
Novartis Capital Corp., 4.00%, 09/18/2031	4,437,000	4,454,020
Pfizer, Inc., 1.75%, 08/18/2031(b)	4,990,000	4,456,196
Royalty Pharma PLC
4.45%, 03/25/2031	3,131,000	3,151,489
2.15%, 09/02/2031	3,137,000	2,804,797
		59,639,617
Professional Services-0.56%
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	5,219,000	4,733,590
Equifax, Inc., 2.35%, 09/15/2031	4,989,000	4,471,312
		9,204,902
Real Estate Management & Development-0.14%
CBRE Services, Inc., 2.50%, 04/01/2031	2,610,000	2,384,645
Residential REITs-0.71%
AvalonBay Communities, Inc., 2.45%, 01/15/2031	3,132,000	2,903,931
ERP Operating L.P., 1.85%, 08/01/2031	2,612,000	2,332,676
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031	3,390,000	2,989,235
Sun Communities Operating L.P., 2.70%, 07/15/2031	3,906,000	3,586,543
		11,812,385
Retail REITs-1.19%
Brixmor Operating Partnership L.P., 2.50%, 08/16/2031	2,610,000	2,374,002
Kimco Realty OP LLC, 2.25%, 12/01/2031	2,613,000	2,357,171
NNN REIT, Inc., 4.60%, 02/15/2031	2,612,000	2,647,627
Realty Income Corp., 3.25%, 01/15/2031	4,958,000	4,763,274
Simon Property Group L.P.
4.30%, 01/15/2031	4,180,000	4,203,983
2.20%, 02/01/2031	3,656,000	3,338,840
		19,684,897
Semiconductors & Semiconductor Equipment-3.60%
Analog Devices, Inc., 2.10%, 10/01/2031	4,985,000	4,489,157
Applied Materials, Inc., 4.00%, 01/15/2031	2,880,000	2,883,496
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Broadcom, Inc.
4.30%, 01/15/2031	$3,920,000	$3,955,771
2.45%, 02/15/2031	13,690,000	12,657,509
5.15%, 11/15/2031	7,483,000	7,837,335
Intel Corp.
5.00%, 02/21/2031	2,615,000	2,691,916
2.00%, 08/12/2031	6,236,000	5,529,155
Marvell Technology, Inc., 2.95%, 04/15/2031	3,927,000	3,671,956
Micron Technology, Inc., 5.30%, 01/15/2031	5,004,000	5,256,751
NVIDIA Corp., 2.00%, 06/15/2031	6,250,000	5,699,930
Skyworks Solutions, Inc., 3.00%, 06/01/2031	2,616,000	2,384,170
Texas Instruments, Inc., 1.90%, 09/15/2031	2,623,000	2,360,913
		59,418,059
Software-3.80%
Accenture Capital, Inc., 4.25%, 10/04/2031	5,980,000	6,004,505
AppLovin Corp., 5.38%, 12/01/2031	5,218,000	5,379,605
Autodesk, Inc., 2.40%, 12/15/2031	5,205,000	4,669,107
Fortinet, Inc., 2.20%, 03/15/2031	2,605,000	2,361,918
Oracle Corp.
4.95%, 02/04/2031	12,021,000	11,999,877
2.88%, 03/25/2031	16,200,000	14,730,285
Roper Technologies, Inc., 1.75%, 02/15/2031	4,985,000	4,381,046
Salesforce, Inc., 1.95%, 07/15/2031	7,477,000	6,651,841
VMware LLC, 2.20%, 08/15/2031	7,481,000	6,705,015
		62,883,199
Specialized REITs-2.56%
American Tower Corp.
2.70%, 04/15/2031	3,641,000	3,383,859
2.30%, 09/15/2031	3,658,000	3,292,689
Crown Castle, Inc.
2.25%, 01/15/2031	5,486,000	4,961,476
2.10%, 04/01/2031	4,988,000	4,451,447
2.50%, 07/15/2031	3,913,000	3,538,467
Equinix, Inc., 2.50%, 05/15/2031	4,989,000	4,555,173
Extra Space Storage L.P.
5.90%, 01/15/2031	3,130,000	3,335,083
2.40%, 10/15/2031	3,136,000	2,814,679
GLP Capital L.P./GLP Financing II, Inc., 4.00%, 01/15/2031	3,657,000	3,527,048
Prologis L.P., 4.75%, 01/15/2031	2,616,000	2,699,755
Public Storage Operating Co.
2.30%, 05/01/2031	3,397,000	3,119,366
2.25%, 11/09/2031	2,899,000	2,627,094
		42,306,136
Specialty Retail-2.93%
AutoZone, Inc., 1.65%, 01/15/2031	3,129,000	2,774,992
Dell International LLC/EMC Corp., 4.50%, 02/15/2031	6,230,000	6,262,027

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Specialty Retail-(continued)
Home Depot, Inc. (The)
1.38%, 03/15/2031	$6,230,000	$5,488,464
4.85%, 06/25/2031	4,989,000	5,200,671
1.88%, 09/15/2031	4,981,000	4,447,704
Leidos, Inc., 2.30%, 02/15/2031	5,219,000	4,743,296
Lowe`s Cos., Inc., 4.25%, 03/15/2031	5,480,000	5,499,874
Lowe’s Cos., Inc., 2.63%, 04/01/2031	7,478,000	6,938,899
O’Reilly Automotive, Inc., 1.75%, 03/15/2031	2,627,000	2,334,379
Ross Stores, Inc., 1.88%, 04/15/2031	2,609,000	2,329,569
TJX Cos., Inc. (The), 1.60%, 05/15/2031	2,611,000	2,326,538
		48,346,413
Technology Hardware, Storage & Peripherals-1.85%
Apple, Inc.
1.65%, 02/08/2031	13,751,000	12,436,515
1.70%, 08/05/2031	4,985,000	4,472,742
Hewlett Packard Enterprise Co., 4.85%, 10/15/2031	6,231,000	6,320,786
HP, Inc., 2.65%, 06/17/2031	5,203,000	4,715,094
IBM International Capital Pte. Ltd., 4.75%, 02/05/2031	2,608,000	2,657,505
		30,602,642
Tobacco-1.28%
B.A.T. Capital Corp. (United Kingdom)
5.83%, 02/20/2031	4,436,000	4,745,319
2.73%, 03/25/2031	6,230,000	5,811,559
Philip Morris International, Inc.
5.13%, 02/13/2031	6,230,000	6,501,355
4.75%, 11/01/2031	3,926,000	4,038,854
		21,097,087
Trading Companies & Distributors-0.43%
Air Lease Corp., 5.20%, 07/15/2031	3,143,000	3,227,373
Ferguson Enterprises, Inc., 4.35%, 03/15/2031	3,926,000	3,939,159
		7,166,532
	Principal Amount	Value
Water Utilities-0.16%
American Water Capital Corp., 2.30%, 06/01/2031	$2,874,000	$ 2,631,976
Wireless Telecommunication Services-1.00%
T-Mobile USA, Inc.
2.88%, 02/15/2031	4,981,000	4,678,271
3.50%, 04/15/2031	12,218,000	11,806,123
		16,484,394
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.15% (Cost $1,597,143,522)		1,638,452,135
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.75%
Invesco Private Government Fund, 3.64%(c)(d)(e)	12,434,682	12,434,682
Invesco Private Prime Fund, 3.81%(c)(d)(e)	33,007,687	33,017,589
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $45,452,271)		45,452,271
TOTAL INVESTMENTS IN SECURITIES-101.90% (Cost $1,642,595,793)		1,683,904,406
OTHER ASSETS LESS LIABILITIES-(1.90)%		(31,358,799)
NET ASSETS-100.00%		$1,652,545,607

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$671,730	$36,170,641	$(36,842,371)	$-	$-	$-	$46,838
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,130,631	$46,179,346	$(37,875,295)	$-	$-	$12,434,682	$173,550*
Invesco Private Prime Fund	10,740,379	97,443,587	(75,166,063)	(473)	159	33,017,589	468,764*
Total	$15,542,740	$179,793,574	$(149,883,729)	$(473)	$159	$45,452,271	$689,152

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)
February 28, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.66%
Aerospace & Defense-1.29%
General Electric Co., 6.75%, 03/15/2032	$6,538,000	$ 7,474,734
Howmet Aerospace, Inc., 4.55%, 11/15/2032	2,465,000	2,513,093
Lockheed Martin Corp., 3.90%, 06/15/2032	3,954,000	3,929,931
RTX Corp., 2.38%, 03/15/2032	4,906,000	4,424,201
		18,341,959
Automobiles-2.92%
American Honda Finance Corp., 5.15%, 07/09/2032	3,704,000	3,846,620
Ford Motor Co.
3.25%, 02/12/2032	12,344,500	11,116,344
6.10%, 08/19/2032	8,578,000	8,982,061
Ford Motor Credit Co. LLC, 6.53%, 03/19/2032	3,704,000	3,945,030
General Motors Co., 5.60%, 10/15/2032(b)	6,177,000	6,510,078
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032	3,700,000	3,430,983
Toyota Motor Credit Corp., 4.65%, 09/03/2032	3,460,000	3,533,410
		41,364,526
Banks-3.67%
Bank of Nova Scotia (The) (Canada), 2.45%, 02/02/2032	4,200,000	3,805,824
Canadian Imperial Bank of Commerce (Canada), 3.60%, 04/07/2032	4,940,000	4,764,846
Citigroup, Inc., 6.63%, 06/15/2032	4,939,000	5,504,181
Citizens Financial Group, Inc., 2.64%, 09/30/2032	3,066,000	2,697,484
KeyBank N.A., 4.90%, 08/08/2032	3,705,000	3,727,428
Royal Bank of Canada (Canada), 3.88%, 05/04/2032	4,937,000	4,859,590
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.45%, 01/15/2032	2,960,000	3,134,870
Toronto-Dominion Bank (The) (Canada)
2.45%, 01/12/2032	2,947,000	2,676,594
5.30%, 01/30/2032	3,706,000	3,902,126
3.20%, 03/10/2032	7,354,000	6,938,702
4.46%, 06/08/2032	9,882,000	9,976,964
		51,988,609
Beverages-1.50%
Constellation Brands, Inc., 4.75%, 05/09/2032	3,455,000	3,514,987
Diageo Capital PLC (United Kingdom), 2.13%, 04/29/2032	3,705,000	3,267,172
Keurig Dr Pepper, Inc., 4.05%, 04/15/2032	4,166,000	4,057,690
PepsiCo, Inc.
3.90%, 07/18/2032	6,178,000	6,131,855
4.65%, 07/23/2032	4,200,000	4,326,652
		21,298,356
	Principal Amount	Value
Biotechnology-0.63%
Amgen, Inc.
2.00%, 01/15/2032	$4,843,000	$4,283,401
3.35%, 02/22/2032	4,941,000	4,710,720
		8,994,121
Broadline Retail-1.66%
Amazon.com, Inc.
3.60%, 04/13/2032	12,346,000	12,027,348
4.70%, 12/01/2032(b)	11,113,000	11,486,974
		23,514,322
Building Products-0.17%
Carlisle Cos., Inc., 2.20%, 03/01/2032	2,714,000	2,402,222
Capital Markets-4.13%
Ameriprise Financial, Inc., 4.50%, 05/13/2032	2,468,000	2,495,968
Ares Capital Corp., 5.80%, 03/08/2032(b)	4,937,000	4,917,319
Ares Strategic Income Fund, 6.20%, 03/21/2032	3,700,000	3,718,509
BlackRock, Inc., 2.10%, 02/25/2032	4,942,000	4,409,655
Brookfield Finance I (UK) PLC/Brookfield Finance, Inc. (Canada), 2.34%, 01/30/2032	2,963,000	2,619,874
Charles Schwab Corp. (The), 2.90%, 03/03/2032	4,939,000	4,572,771
CME Group, Inc., 2.65%, 03/15/2032	3,705,000	3,427,892
FactSet Research Systems, Inc., 3.45%, 03/01/2032	2,468,000	2,262,475
Jefferies Financial Group, Inc., 2.75%, 10/15/2032	2,466,000	2,154,717
Moody’s Corp., 4.25%, 08/08/2032	2,474,000	2,468,630
Morgan Stanley, 7.25%, 04/01/2032	4,864,000	5,627,838
Nomura Holdings, Inc. (Japan), 3.00%, 01/22/2032(b)	3,704,000	3,428,684
Northern Trust Corp., 6.13%, 11/02/2032	4,942,000	5,415,905
S&P Global, Inc., 2.90%, 03/01/2032	7,371,000	6,857,706
UBS Americas, Inc. (Switzerland), 7.13%, 07/15/2032	3,663,000	4,227,602
		58,605,545
Chemicals-1.15%
Air Products and Chemicals, Inc., 4.90%, 10/11/2032	2,474,000	2,567,290
Albemarle Corp., 5.05%, 06/01/2032(b)	2,964,000	3,019,771
Ecolab, Inc., 2.13%, 02/01/2032	3,211,000	2,882,306
EIDP, Inc., 5.13%, 05/15/2032	2,474,000	2,571,632
Nutrien Ltd. (Canada), 5.25%, 03/12/2032	2,934,000	3,065,022
Sherwin-Williams Co. (The), 2.20%, 03/15/2032	2,474,000	2,196,969
		16,302,990
Commercial Services & Supplies-1.49%
Cintas Corp. No. 2, 4.00%, 05/01/2032	3,954,000	3,923,847
Republic Services, Inc., 1.75%, 02/15/2032	3,666,000	3,204,687

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Waste Connections, Inc.
2.20%, 01/15/2032	$3,176,000	$2,848,581
3.20%, 06/01/2032	2,457,000	2,321,915
Waste Management, Inc.
4.80%, 03/15/2032	3,705,000	3,836,338
4.15%, 04/15/2032	4,936,000	4,947,678
		21,083,046
Communications Equipment-0.77%
Cisco Systems, Inc., 4.95%, 02/24/2032	4,936,000	5,142,421
Motorola Solutions, Inc.
5.60%, 06/01/2032	2,964,000	3,149,165
5.20%, 08/15/2032	2,474,000	2,583,730
		10,875,316
Construction & Engineering-0.16%
Quanta Services, Inc., 2.35%, 01/15/2032	2,470,000	2,208,676
Consumer Finance-0.97%
Capital One Financial Corp., 6.70%, 11/29/2032	3,707,000	4,126,606
General Motors Financial Co., Inc.
3.10%, 01/12/2032	6,178,000	5,715,006
5.63%, 04/04/2032	3,704,000	3,895,099
		13,736,711
Consumer Staples Distribution & Retail-1.35%
Costco Wholesale Corp., 1.75%, 04/20/2032	4,937,000	4,343,401
Dollar General Corp., 5.00%, 11/01/2032	3,434,000	3,524,144
Target Corp., 4.50%, 09/15/2032(b)	4,936,000	5,051,998
Walmart, Inc., 4.15%, 09/09/2032	6,179,000	6,270,400
		19,189,943
Containers & Packaging-0.49%
Avery Dennison Corp., 2.25%, 02/15/2032	2,473,000	2,204,137
Sonoco Products Co., 2.85%, 02/01/2032	2,454,000	2,254,855
WRKCo, Inc., 4.20%, 06/01/2032	2,473,000	2,430,808
		6,889,800
Distributors-0.15%
Genuine Parts Co., 2.75%, 02/01/2032	2,474,000	2,196,063
Diversified REITs-0.69%
CubeSmart L.P., 2.50%, 02/15/2032	2,466,000	2,214,998
VICI Properties L.P., 5.13%, 05/15/2032	7,407,000	7,515,971
		9,730,969
Diversified Telecommunication Services-3.20%
AT&T, Inc.
2.25%, 02/01/2032	12,345,000	11,028,504
4.55%, 11/01/2032	5,681,000	5,719,536
Bell Canada (Canada), Series US-5, 2.15%, 02/15/2032	2,058,000	1,815,810
Deutsche Telekom International Finance B.V. (Germany), 9.25%, 06/01/2032(b)	2,473,000	3,117,884
	Principal Amount	Value
Diversified Telecommunication Services-(continued)
TELUS Corp. (Canada), 3.40%, 05/13/2032	$4,445,000	$ 4,157,547
Verizon Communications, Inc., 2.36%, 03/15/2032	21,874,000	19,538,673
		45,377,954
Electric Utilities-7.15%
AEP Texas, Inc., 4.70%, 05/15/2032	2,474,000	2,508,530
Alabama Power Co., 3.05%, 03/15/2032	3,454,000	3,243,420
American Electric Power Co., Inc., 5.95%, 11/01/2032	2,445,000	2,644,066
Appalachian Power Co., Series BB, 4.50%, 08/01/2032	2,474,000	2,472,572
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/2032	2,465,000	2,485,971
Duke Energy Carolinas LLC, 2.85%, 03/15/2032	2,457,000	2,279,230
Duke Energy Corp., 4.50%, 08/15/2032(b)	5,677,000	5,726,436
Duke Energy Progress LLC, 3.40%, 04/01/2032	2,474,000	2,369,631
Edison International, 5.25%, 03/15/2032(b)	2,714,000	2,764,866
Entergy Louisiana LLC, 2.35%, 06/15/2032	2,474,000	2,217,866
Eversource Energy, 3.38%, 03/01/2032	3,214,000	3,015,665
Exelon Corp., 3.35%, 03/15/2032	2,835,000	2,681,318
Florida Power & Light Co., 2.45%, 02/03/2032	7,411,000	6,770,421
Georgia Power Co., 4.70%, 05/15/2032	3,454,000	3,540,776
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/2032	2,444,000	2,232,402
4.02%, 11/01/2032	2,950,000	2,916,453
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	4,648,000	4,194,885
5.30%, 03/15/2032	3,704,000	3,887,069
5.00%, 07/15/2032	4,918,000	5,077,186
Oncor Electric Delivery Co. LLC, 4.55%, 09/15/2032	3,450,000	3,490,149
Pacific Gas and Electric Co.
5.90%, 06/15/2032	2,961,000	3,142,028
5.05%, 10/15/2032	4,200,000	4,281,638
Public Service Electric and Gas Co., 3.10%, 03/15/2032	2,473,000	2,327,597
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/2032	2,454,000	2,283,894
Southern California Edison Co.
2.75%, 02/01/2032	2,448,000	2,222,786
5.95%, 11/01/2032	3,702,000	3,967,402
Southern Co. (The), 5.70%, 10/15/2032	2,474,000	2,652,720
Union Electric Co., 2.15%, 03/15/2032	2,593,000	2,310,331
Virginia Electric & Power Co., 2.40%, 03/30/2032	2,964,000	2,672,757
Wisconsin Electric Power Co., 4.75%, 09/30/2032	2,474,000	2,551,252

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Wisconsin Power and Light Co., 3.95%, 09/01/2032	$2,963,000	$ 2,895,260
Xcel Energy, Inc., 4.60%, 06/01/2032	3,460,000	3,487,280
		101,313,857
Electrical Equipment-0.22%
Allegion US Holding Co., Inc., 5.41%, 07/01/2032	2,927,000	3,060,916
Electronic Equipment, Instruments & Components-0.39%
Arrow Electronics, Inc., 2.95%, 02/15/2032	2,465,000	2,232,773
Flex Ltd., 5.25%, 01/15/2032	3,208,000	3,294,617
		5,527,390
Entertainment-0.37%
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	2,443,000	2,385,236
TWDC Enterprises 18 Corp., 7.00%, 03/01/2032	2,468,000	2,831,600
		5,216,836
Financial Services-5.22%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.30%, 01/30/2032	19,761,000	18,471,928
Blackstone Private Credit Fund, 6.00%, 01/29/2032	4,936,000	4,905,612
Block, Inc., 6.50%, 05/15/2032	9,875,000	10,165,068
Corebridge Financial, Inc., 3.90%, 04/05/2032	7,406,000	7,037,377
Fidelity National Information Services, Inc., 5.10%, 07/15/2032	3,704,000	3,770,803
Global Payments, Inc.
5.40%, 08/15/2032	3,709,000	3,782,783
5.20%, 11/15/2032	4,940,000	4,971,070
Mastercard, Inc.
4.35%, 01/15/2032	5,677,000	5,756,430
4.95%, 03/15/2032	2,474,000	2,589,848
ORIX Corp. (Japan)
4.00%, 04/13/2032	2,473,000	2,440,265
5.20%, 09/13/2032(b)	2,473,000	2,597,106
PayPal Holdings, Inc., 4.40%, 06/01/2032(b)	4,937,000	4,944,649
RELX Capital, Inc. (United Kingdom), 4.75%, 05/20/2032	2,474,000	2,521,116
		73,954,055
Food Products-1.32%
Archer-Daniels-Midland Co., 2.90%, 03/01/2032	3,664,000	3,409,258
Hershey Co. (The), 4.95%, 02/24/2032	2,437,000	2,546,664
Kraft Heinz Foods Co. (The), 5.20%, 03/15/2032	2,473,000	2,564,547
Mondelez International, Inc.
3.00%, 03/17/2032	3,705,000	3,440,929
1.88%, 10/15/2032(b)	3,084,000	2,684,713
Pilgrim’s Pride Corp., 3.50%, 03/01/2032	4,394,000	4,125,860
		18,771,971
	Principal Amount	Value
Gas Utilities-0.38%
CenterPoint Energy Resources Corp., 4.40%, 07/01/2032	$2,474,000	$ 2,487,590
Southwest Gas Corp., 4.05%, 03/15/2032	2,943,000	2,883,171
		5,370,761
Ground Transportation-1.20%
Canadian National Railway Co. (Canada), 3.85%, 08/05/2032(b)	3,955,000	3,879,885
CSX Corp., 4.10%, 11/15/2032	4,696,000	4,683,802
Norfolk Southern Corp., 3.00%, 03/15/2032	2,959,000	2,766,810
Union Pacific Corp., 2.80%, 02/14/2032	6,177,000	5,750,608
		17,081,105
Health Care Equipment & Supplies-1.30%
Baxter International, Inc., 2.54%, 02/01/2032	7,609,000	6,659,391
Becton, Dickinson and Co., 4.30%, 08/22/2032	2,457,000	2,463,943
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	8,620,000	9,340,624
		18,463,958
Health Care Providers & Services-4.54%
Cigna Group (The), 4.88%, 09/15/2032	6,170,000	6,313,321
CVS Health Corp., 5.00%, 09/15/2032	3,700,000	3,797,167
Elevance Health, Inc.
4.10%, 05/15/2032	2,964,000	2,911,495
4.60%, 09/15/2032	3,700,000	3,735,180
5.50%, 10/15/2032	3,175,000	3,351,926
HCA, Inc.
5.50%, 03/01/2032	3,704,000	3,886,847
3.63%, 03/15/2032	9,811,000	9,351,115
4.60%, 11/15/2032	4,940,000	4,949,465
Humana, Inc., 2.15%, 02/03/2032(b)	2,916,000	2,546,332
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032	2,474,000	2,498,198
McKesson Corp., 4.95%, 05/30/2032	3,215,000	3,353,975
Sutter Health, Series 2025, 5.21%, 08/15/2032	2,466,000	2,591,342
UnitedHealth Group, Inc.
4.95%, 01/15/2032	7,411,000	7,653,867
4.20%, 05/15/2032(b)	7,410,000	7,387,636
		64,327,866
Health Care REITs-0.80%
Alexandria Real Estate Equities, Inc., 2.00%, 05/18/2032	4,445,000	3,823,524
Ventas Realty L.P., 5.10%, 07/15/2032	2,474,000	2,558,429
Welltower OP LLC
2.75%, 01/15/2032	2,465,000	2,276,811
3.85%, 06/15/2032	2,713,000	2,656,098
		11,314,862
Hotel & Resort REITs-0.18%
Host Hotels & Resorts L.P., 5.70%, 06/15/2032	2,468,000	2,601,136
Hotels, Restaurants & Leisure-1.29%
Hyatt Hotels Corp., 5.75%, 03/30/2032	2,474,000	2,614,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Marriott International, Inc.
5.10%, 04/15/2032	$2,473,000	$2,577,077
Series GG, 3.50%, 10/15/2032	4,937,000	4,665,054
McDonald’s Corp., 4.60%, 09/09/2032	3,704,000	3,804,533
Starbucks Corp., 3.00%, 02/14/2032(b)	4,938,000	4,612,085
		18,272,764
Household Durables-0.19%
Tyco Electronics Group S.A. (Switzerland), 2.50%, 02/04/2032	2,963,000	2,698,074
Household Products-1.10%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	2,474,000	2,667,836
Clorox Co. (The), 4.60%, 05/01/2032	2,964,000	3,011,494
Colgate-Palmolive Co., 3.25%, 08/15/2032	2,467,000	2,363,887
Procter & Gamble Co. (The)
2.30%, 02/01/2032(b)	4,197,000	3,874,155
4.10%, 11/03/2032	3,700,000	3,728,050
		15,645,422
Independent Power and Renewable Electricity Producers-0.29%
AES Corp. (The), 5.80%, 03/15/2032	3,950,000	4,127,790
Industrial Conglomerates-0.65%
Eaton Corp., 4.00%, 11/02/2032	3,454,000	3,432,839
GE Capital Funding LLC, 4.55%, 05/15/2032	2,362,000	2,411,018
Honeywell International, Inc., 4.75%, 02/01/2032	3,213,000	3,311,286
		9,155,143
Insurance-2.17%
Aon Corp./Aon Global Holdings PLC, 5.00%, 09/12/2032	2,469,000	2,550,228
Arthur J. Gallagher & Co., 5.00%, 02/15/2032	2,474,000	2,530,058
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032	4,936,000	4,656,160
Brown & Brown, Inc.
4.20%, 03/17/2032	2,967,000	2,863,789
5.25%, 06/23/2032	2,467,000	2,514,921
Fairfax Financial Holdings Ltd. (Canada), 5.63%, 08/16/2032	3,660,000	3,836,594
Manulife Financial Corp. (Canada), 3.70%, 03/16/2032	3,705,000	3,588,597
Marsh & McLennan Cos., Inc., 5.75%, 11/01/2032	2,456,000	2,630,263
MetLife, Inc., 6.50%, 12/15/2032	2,963,000	3,332,380
Progressive Corp. (The), 3.00%, 03/15/2032	2,454,000	2,278,469
		30,781,459
Interactive Media & Services-2.88%
Alphabet, Inc., 4.38%, 11/15/2032	6,175,000	6,261,064
Meta Platforms, Inc.
3.85%, 08/15/2032	14,714,000	14,411,798
4.60%, 11/15/2032	19,760,000	20,097,065
		40,769,927
	Principal Amount	Value
IT Services-1.13%
International Business Machines Corp.
2.72%, 02/09/2032	$2,473,000	$2,267,561
5.00%, 02/10/2032	4,196,000	4,323,527
4.40%, 07/27/2032	3,706,000	3,711,239
5.88%, 11/29/2032	2,964,000	3,216,163
VeriSign, Inc., 5.25%, 06/01/2032	2,454,000	2,513,043
		16,031,533
Life Sciences Tools & Services-0.75%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	3,954,000	3,770,242
Thermo Fisher Scientific, Inc.
4.47%, 10/07/2032	3,700,000	3,742,866
4.95%, 11/21/2032	2,967,000	3,083,678
		10,596,786
Machinery-0.70%
Flowserve Corp., 2.80%, 01/15/2032	2,474,000	2,249,182
John Deere Capital Corp.
3.90%, 06/07/2032	2,474,000	2,453,294
4.35%, 09/15/2032	2,963,000	3,004,346
Stanley Black & Decker, Inc., 3.00%, 05/15/2032	2,472,000	2,272,938
		9,979,760
Media-1.21%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.30%, 02/01/2032(b)	4,887,000	4,265,272
Comcast Corp.
4.95%, 05/15/2032	3,213,000	3,324,042
5.50%, 11/15/2032(b)	4,936,000	5,269,763
Paramount Global, 4.20%, 05/19/2032	4,884,000	4,303,185
		17,162,262
Metals & Mining-0.83%
ArcelorMittal S.A. (Luxembourg), 6.80%, 11/29/2032(b)	4,937,000	5,604,674
Newmont Corp., 2.60%, 07/15/2032	3,906,000	3,593,822
Nucor Corp., 3.13%, 04/01/2032	2,714,000	2,554,682
		11,753,178
Multi-Utilities-0.64%
Ameren Illinois Co., 3.85%, 09/01/2032	2,454,000	2,392,088
Dominion Energy, Inc., 5.38%, 11/15/2032	4,196,000	4,396,619
DTE Electric Co., Series A, 3.00%, 03/01/2032	2,473,000	2,319,498
		9,108,205
Office REITs-0.26%
Boston Properties L.P., 2.55%, 04/01/2032	4,166,000	3,663,630
Oil, Gas & Consumable Fuels-6.53%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	2,473,000	2,340,082
BP Capital Markets America, Inc., 2.72%, 01/12/2032	9,874,000	9,135,173
Cenovus Energy, Inc. (Canada), 2.65%, 01/15/2032	2,467,000	2,243,185

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Cheniere Energy Partners L.P., 3.25%, 01/31/2032	$5,903,000	$ 5,505,293
Chevron USA, Inc.
4.82%, 04/15/2032	3,214,000	3,346,032
4.50%, 10/15/2032(b)	6,170,000	6,324,356
ConocoPhillips, 5.90%, 10/15/2032	2,493,000	2,742,677
ConocoPhillips Co., 4.85%, 01/15/2032(b)	3,214,000	3,334,700
EOG Resources, Inc., 5.00%, 07/15/2032	6,178,000	6,413,661
Expand Energy Corp., 4.75%, 02/01/2032	5,677,000	5,669,599
HF Sinclair Corp., 5.50%, 09/01/2032	2,470,000	2,526,603
Kinder Morgan, Inc., 7.75%, 01/15/2032	4,967,000	5,841,272
MPLX L.P., 4.95%, 09/01/2032	4,894,000	4,984,220
Occidental Petroleum Corp., 5.38%, 01/01/2032(b)	4,902,000	5,105,392
ONEOK, Inc.
4.95%, 10/15/2032	3,703,000	3,768,850
6.10%, 11/15/2032	3,707,000	4,002,834
Southern Co. Gas Capital Corp., 5.15%, 09/15/2032	2,473,000	2,567,443
Suncor Energy, Inc. (Canada), 7.15%, 02/01/2032	2,474,000	2,808,157
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	4,936,000	4,791,059
Valero Energy Corp., 7.50%, 04/15/2032	3,601,000	4,182,290
Williams Cos., Inc. (The), 4.65%, 08/15/2032	4,906,000	4,967,414
		92,600,292
Personal Care Products-0.65%
Kenvue, Inc., 4.85%, 05/22/2032	3,704,000	3,830,696
Unilever Capital Corp. (United Kingdom), 5.90%, 11/15/2032	4,886,000	5,399,030
		9,229,726
Pharmaceuticals-4.59%
Bristol-Myers Squibb Co., 2.95%, 03/15/2032	8,583,000	8,031,468
Eli Lilly and Co.
4.90%, 02/12/2032	4,938,000	5,142,540
4.55%, 10/15/2032	4,940,000	5,044,127
Haleon US Capital LLC, 3.63%, 03/24/2032	9,867,000	9,509,627
Johnson & Johnson, 4.85%, 03/01/2032	6,171,000	6,463,725
Merck & Co., Inc.
4.55%, 09/15/2032(b)	4,940,000	5,063,263
4.45%, 12/04/2032	4,900,000	4,967,522
Novartis Capital Corp., 4.30%, 11/05/2032	4,540,000	4,573,935
Pfizer, Inc., 4.50%, 11/15/2032	6,179,000	6,284,949
Sanofi, 4.20%, 11/03/2032	5,930,000	5,956,819
Zoetis, Inc., 5.60%, 11/16/2032	3,704,000	3,973,230
		65,011,205
Professional Services-0.89%
Automatic Data Processing, Inc., 4.75%, 05/08/2032	4,939,000	5,093,550
Paychex, Inc., 5.35%, 04/15/2032	7,410,000	7,602,832
		12,696,382
	Principal Amount	Value
Residential REITs-1.21%
American Homes 4 Rent L.P., 3.63%, 04/15/2032(b)	$2,964,000	$ 2,814,403
AvalonBay Communities, Inc., 2.05%, 01/15/2032	3,415,000	3,040,962
ERP Operating L.P., 4.95%, 06/15/2032	2,466,000	2,547,532
Essex Portfolio L.P., 2.65%, 03/15/2032	3,214,000	2,903,153
Invitation Homes Operating Partnership L.P., 4.15%, 04/15/2032	2,964,000	2,886,581
Sun Communities Operating L.P., 4.20%, 04/15/2032	2,964,000	2,906,830
		17,099,461
Retail REITs-1.14%
Kimco Realty OP LLC, 3.20%, 04/01/2032	2,967,000	2,791,666
Realty Income Corp.
5.63%, 10/13/2032	3,705,000	3,962,125
2.85%, 12/15/2032	3,453,000	3,150,063
Simon Property Group L.P.
2.25%, 01/15/2032	3,455,000	3,096,567
2.65%, 02/01/2032	3,454,000	3,153,475
		16,153,896
Semiconductors & Semiconductor Equipment-4.29%
Advanced Micro Devices, Inc., 3.92%, 06/01/2032(b)	2,466,000	2,446,093
Broadcom, Inc.
4.55%, 02/15/2032	4,326,000	4,385,532
5.20%, 04/15/2032	5,434,000	5,686,719
4.90%, 07/15/2032	8,630,000	8,891,019
4.30%, 11/15/2032	9,873,000	9,842,519
Intel Corp.
4.15%, 08/05/2032	6,178,000	6,046,076
4.00%, 12/15/2032	3,676,000	3,556,333
KLA Corp., 4.65%, 07/15/2032(b)	4,937,000	5,064,488
Micron Technology, Inc.
2.70%, 04/15/2032	4,943,000	4,520,500
5.65%, 11/01/2032	2,474,000	2,637,765
QUALCOMM, Inc.
1.65%, 05/20/2032	6,094,000	5,269,515
4.25%, 05/20/2032	2,473,000	2,490,460
		60,837,019
Software-3.40%
Oracle Corp.
5.25%, 02/03/2032	6,127,000	6,153,034
4.80%, 09/26/2032	14,727,000	14,395,879
6.25%, 11/09/2032	11,114,000	11,739,305
Roper Technologies, Inc., 4.75%, 02/15/2032	2,468,000	2,490,637
Synopsys, Inc., 5.00%, 04/01/2032	7,405,000	7,637,530
Workday, Inc., 3.80%, 04/01/2032	6,174,000	5,859,020
		48,275,405
Specialized REITs-1.78%
American Tower Corp.
4.05%, 03/15/2032	3,208,000	3,163,581
4.70%, 12/15/2032	4,202,000	4,251,548
Equinix, Inc., 3.90%, 04/15/2032	5,887,000	5,703,075

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Specialized REITs-(continued)
Extra Space Storage L.P., 2.35%, 03/15/2032	$2,967,000	$ 2,622,748
GLP Capital L.P./GLP Financing II, Inc., 3.25%, 01/15/2032	3,910,000	3,569,053
Prologis L.P., 2.25%, 01/15/2032	2,404,000	2,165,544
Weyerhaeuser Co., 7.38%, 03/15/2032	3,244,000	3,718,718
		25,194,267
Specialty Retail-3.84%
AutoNation, Inc., 3.85%, 03/01/2032	3,435,000	3,279,324
AutoZone, Inc., 4.75%, 08/01/2032	3,705,000	3,761,418
Dell International LLC/EMC Corp.
5.30%, 04/01/2032	4,900,000	5,093,482
4.75%, 10/06/2032(b)	6,135,000	6,194,125
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	3,708,000	3,450,363
Home Depot, Inc. (The)
3.25%, 04/15/2032	6,177,000	5,894,273
4.50%, 09/15/2032	6,178,000	6,309,325
Leidos, Inc., 5.40%, 03/15/2032	2,474,000	2,581,879
Lowe`s Cos., Inc., 4.50%, 10/15/2032	6,420,000	6,449,985
Lowe’s Cos., Inc., 3.75%, 04/01/2032	7,412,000	7,182,183
O’Reilly Automotive, Inc., 4.70%, 06/15/2032	4,195,000	4,273,018
		54,469,375
Technology Hardware, Storage & Peripherals-1.32%
Apple, Inc.
4.50%, 05/12/2032(b)	4,936,000	5,098,452
3.35%, 08/08/2032(b)	7,355,000	7,130,881
HP, Inc., 4.20%, 04/15/2032(b)	3,319,000	3,225,361
NetApp, Inc., 5.50%, 03/17/2032	3,084,000	3,215,694
		18,670,388
Textiles, Apparel & Luxury Goods-0.34%
Ralph Lauren Corp., 5.00%, 06/15/2032	2,474,000	2,575,526
Tapestry, Inc., 3.05%, 03/15/2032	2,474,000	2,302,903
		4,878,429
Tobacco-2.34%
Altria Group, Inc., 2.45%, 02/04/2032	8,642,000	7,757,978
B.A.T. Capital Corp. (United Kingdom)
4.74%, 03/16/2032	4,445,000	4,527,240
5.35%, 08/15/2032	4,937,000	5,185,157
7.75%, 10/19/2032	2,963,000	3,496,391
Philip Morris International, Inc.
4.25%, 10/29/2032	4,194,000	4,183,962
5.75%, 11/17/2032	7,409,000	7,993,596
		33,144,324
	Principal Amount	Value
Trading Companies & Distributors-0.24%
Air Lease Corp., 2.88%, 01/15/2032	$3,705,000	$ 3,366,864
Water Utilities-0.28%
American Water Capital Corp., 4.45%, 06/01/2032	3,955,000	3,994,596
Wireless Telecommunication Services-2.27%
Rogers Communications, Inc. (Canada), 3.80%, 03/15/2032	9,628,000	9,218,793
Sprint Capital Corp., 8.75%, 03/15/2032	9,866,000	12,062,751
T-Mobile USA, Inc.
2.70%, 03/15/2032	4,941,000	4,502,981
5.13%, 05/15/2032	6,178,000	6,419,238
		32,203,763
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,356,188,517)		1,398,677,166
	Shares
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(c)(d) (Cost $2,129,462)	2,129,462	2,129,462
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.81% (Cost $1,358,317,979)		1,400,806,628
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.98%
Invesco Private Government Fund, 3.64%(c)(d)(e)	17,958,237	17,958,237
Invesco Private Prime Fund, 3.81%(c)(d)(e)	52,656,554	52,672,351
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $70,630,588)		70,630,588
TOTAL INVESTMENTS IN SECURITIES-103.79% (Cost $1,428,948,567)		1,471,437,216
OTHER ASSETS LESS LIABILITIES-(3.79)%		(53,780,724)
NET ASSETS-100.00%		$1,417,656,492

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$516,420	$38,049,061	$(36,436,019)	$-	$-	$2,129,462	$40,506
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,856,492	58,270,570	(47,168,825)	-	-	17,958,237	237,134*
Invesco Private Prime Fund	17,873,525	139,217,721	(104,418,328)	(370)	(197)	52,672,351	637,516*
Total	$25,246,437	$235,537,352	$(188,023,172)	$(370)	$(197)	$72,760,050	$915,156

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)
February 28, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.75%
Aerospace & Defense-2.20%
HEICO Corp., 5.35%, 08/01/2033	$2,268,000	$ 2,381,239
L3Harris Technologies, Inc., 5.40%, 07/31/2033	5,534,000	5,832,066
Lockheed Martin Corp., 5.25%, 01/15/2033	3,689,000	3,927,916
Northrop Grumman Corp., 4.70%, 03/15/2033	3,692,000	3,772,866
RTX Corp., 5.15%, 02/27/2033	4,611,000	4,826,824
		20,740,911
Air Freight & Logistics-0.37%
United Parcel Service, Inc., 4.88%, 03/03/2033(b)	3,324,000	3,467,612
Automobile Components-0.21%
Magna International, Inc. (Canada), 5.50%, 03/21/2033(b)	1,895,000	1,994,707
Automobiles-1.38%
Ford Motor Credit Co. LLC
5.75%, 04/06/2033	3,800,000	3,873,578
7.12%, 11/07/2033	4,755,000	5,198,070
Toyota Motor Corp. (Japan), 5.12%, 07/13/2033	1,895,000	1,988,473
Toyota Motor Credit Corp., 4.70%, 01/12/2033	1,895,000	1,940,996
		13,001,117
Banks-5.23%
Banco Santander S.A. (Spain)
6.92%, 08/08/2033	7,602,000	8,457,342
6.94%, 11/07/2033	5,699,000	6,589,833
Canadian Imperial Bank of Commerce (Canada), 6.09%, 10/03/2033	4,054,000	4,450,649
Citigroup, Inc., 6.00%, 10/31/2033(b)	2,474,000	2,666,563
KeyBank N.A., 5.00%, 01/26/2033	3,789,000	3,834,942
Royal Bank of Canada (Canada)
5.00%, 02/01/2033	6,274,000	6,511,389
5.00%, 05/02/2033	3,324,000	3,448,446
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.77%, 01/13/2033	6,453,000	6,937,849
5.78%, 07/13/2033	2,460,000	2,650,409
5.81%, 09/14/2033	3,424,000	3,702,095
		49,249,517
Beverages-1.69%
Brown-Forman Corp., 4.75%, 04/15/2033(b)	2,472,000	2,535,072
Constellation Brands, Inc., 4.90%, 05/01/2033	2,847,000	2,901,210
Diageo Capital PLC (United Kingdom)
5.50%, 01/24/2033	2,837,000	3,015,782
5.63%, 10/05/2033	3,410,000	3,657,155
PepsiCo, Inc., 4.45%, 02/15/2033(b)	3,690,000	3,792,462
		15,901,681
	Principal Amount	Value
Biotechnology-2.46%
Amgen, Inc.
4.20%, 03/01/2033	$2,847,000	$2,815,413
5.25%, 03/02/2033	15,678,000	16,420,692
Gilead Sciences, Inc., 5.25%, 10/15/2033	3,684,000	3,888,945
		23,125,050
Broadline Retail-0.59%
Amazon.com, Inc., 4.35%, 03/20/2033	5,534,000	5,582,118
Building Products-0.26%
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033(b)	2,269,000	2,434,121
Capital Markets-2.17%
Ameriprise Financial, Inc., 5.15%, 05/15/2033	2,847,000	2,957,783
BlackRock, Inc., 4.75%, 05/25/2033	4,611,000	4,755,485
Goldman Sachs Group, Inc. (The), 6.13%, 02/15/2033(b)	3,811,000	4,181,170
Nomura Holdings, Inc. (Japan)
6.18%, 01/18/2033	2,837,000	3,094,830
6.09%, 07/12/2033	2,269,000	2,464,486
S&P Global, Inc., 5.25%, 09/15/2033	2,831,000	2,990,889
		20,444,643
Chemicals-1.38%
Air Products and Chemicals, Inc., 4.80%, 03/03/2033	2,269,000	2,340,789
Dow Chemical Co. (The), 6.30%, 03/15/2033	2,279,000	2,421,781
Eastman Chemical Co., 5.75%, 03/08/2033(b)	1,895,000	2,016,009
EIDP, Inc., 4.80%, 05/15/2033	2,279,000	2,307,766
LYB International Finance III LLC, 5.63%, 05/15/2033(b)	1,905,000	1,947,373
Mosaic Co. (The), 5.45%, 11/15/2033	1,905,000	1,978,752
		13,012,470
Commercial Services & Supplies-1.33%
Republic Services, Inc.
2.38%, 03/15/2033	2,664,000	2,360,219
5.00%, 12/15/2033	2,462,000	2,567,255
Veralto Corp., 5.45%, 09/18/2033	2,654,000	2,797,649
Waste Connections, Inc., 4.20%, 01/15/2033	2,837,000	2,809,208
Waste Management, Inc., 4.63%, 02/15/2033	1,905,000	1,953,571
		12,487,902
Consumer Finance-0.96%
Ally Financial, Inc., 6.70%, 02/14/2033(b)	1,895,000	1,977,024
General Motors Financial Co., Inc., 6.40%, 01/09/2033	3,691,000	4,018,281
Synchrony Financial, 7.25%, 02/02/2033	2,851,000	3,008,039
		9,003,344
Consumer Staples Distribution & Retail-1.21%
Dollar General Corp., 5.45%, 07/05/2033(b)	3,689,000	3,878,738

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
Target Corp., 4.40%, 01/15/2033(b)	$1,905,000	$ 1,932,340
Walmart, Inc., 4.10%, 04/15/2033(b)	5,534,000	5,574,626
		11,385,704
Containers & Packaging-0.43%
Amcor Finance (USA), Inc., 5.63%, 05/26/2033	1,905,000	2,022,504
WRKCo, Inc., 3.00%, 06/15/2033	2,279,000	2,059,995
		4,082,499
Distributors-0.26%
LKQ Corp., 6.25%, 06/15/2033	2,279,000	2,416,091
Diversified Telecommunication Services-4.16%
AT&T, Inc.
4.75%, 04/30/2033(b)	4,610,000	4,674,455
2.55%, 12/01/2033	13,806,000	11,978,209
Bell Canada (Canada), 5.10%, 05/11/2033(b)	3,222,000	3,320,140
Verizon Communications, Inc.
4.75%, 01/15/2033	7,373,000	7,479,506
5.05%, 05/09/2033	3,685,000	3,823,524
4.50%, 08/10/2033	7,879,000	7,861,516
		39,137,350
Electric Utilities-8.24%
American Electric Power Co., Inc., 5.63%, 03/01/2033	3,132,000	3,323,281
Arizona Public Service Co., 5.55%, 08/01/2033	1,895,000	1,995,570
CenterPoint Energy Houston Electric LLC, 4.95%, 04/01/2033	2,269,000	2,328,525
Consolidated Edison Co. of New York, Inc., 5.20%, 03/01/2033	1,905,000	1,996,750
Constellation Energy Generation LLC, 5.80%, 03/01/2033	2,279,000	2,445,037
Duke Energy Carolinas LLC, 4.95%, 01/15/2033	4,611,000	4,781,125
Duke Energy Corp., 5.75%, 09/15/2033	2,272,000	2,430,473
Duke Energy Florida LLC, 5.88%, 11/15/2033	2,269,000	2,463,158
Duke Energy Progress LLC, 5.25%, 03/15/2033	1,905,000	1,999,435
Entergy Louisiana LLC, 4.00%, 03/15/2033	2,847,000	2,773,349
Eversource Energy, 5.13%, 05/15/2033	3,029,000	3,096,606
Exelon Corp., 5.30%, 03/15/2033	3,132,000	3,284,745
Florida Power & Light Co.
5.10%, 04/01/2033	2,847,000	2,968,422
4.80%, 05/15/2033	2,847,000	2,925,895
Georgia Power Co., 4.95%, 05/17/2033	3,689,000	3,811,272
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/2033	2,462,000	2,663,309
NextEra Energy Capital Holdings, Inc., 5.05%, 02/28/2033	3,689,000	3,811,008
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	3,039,000	3,261,574
Pacific Gas and Electric Co.
6.15%, 01/15/2033	2,837,000	3,049,393
6.40%, 06/15/2033	4,246,000	4,627,485
PECO Energy Co., 4.90%, 06/15/2033	2,178,000	2,242,540
	Principal Amount	Value
Electric Utilities-(continued)
PPL Electric Utilities Corp., 5.00%, 05/15/2033	$2,276,000	$ 2,354,375
Public Service Electric and Gas Co.
4.65%, 03/15/2033	1,895,000	1,918,114
5.20%, 08/01/2033	1,905,000	1,996,279
Southern Co. (The), 5.20%, 06/15/2033	2,847,000	2,950,408
Virginia Electric & Power Co., 5.00%, 04/01/2033	2,847,000	2,926,834
Xcel Energy, Inc., 5.45%, 08/15/2033	2,970,000	3,101,412
		77,526,374
Electrical Equipment-0.53%
Regal Rexnord Corp., 6.40%, 04/15/2033	4,609,000	5,012,885
Electronic Equipment, Instruments & Components-0.94%
Amphenol Corp., 4.40%, 02/15/2033	4,611,000	4,623,691
Jabil, Inc., 4.75%, 02/01/2033	1,000,000	996,642
Trimble, Inc., 6.10%, 03/15/2033	3,029,000	3,228,860
		8,849,193
Financial Services-3.24%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
4.75%, 01/15/2033	3,230,000	3,237,264
3.40%, 10/29/2033	5,534,000	5,053,324
Apollo Global Management, Inc., 6.38%, 11/15/2033(b)	1,895,000	2,073,794
Brookfield Capital Finance LLC (Canada), 6.09%, 06/14/2033	2,087,000	2,219,977
Equitable Holdings, Inc., 5.59%, 01/11/2033	1,905,000	1,985,511
Fiserv, Inc.
5.60%, 03/02/2033	3,324,000	3,439,462
5.63%, 08/21/2033	4,794,000	4,963,601
Mastercard, Inc., 4.85%, 03/09/2033	2,847,000	2,949,838
Visa, Inc., 4.40%, 02/12/2033	2,580,000	2,610,002
Vornado Realty L.P., 5.75%, 02/01/2033	1,890,000	1,918,347
		30,451,120
Food Products-2.32%
Archer-Daniels-Midland Co., 4.50%, 08/15/2033	1,905,000	1,929,795
General Mills, Inc., 4.95%, 03/29/2033	3,689,000	3,773,357
J.M. Smucker Co. (The), 6.20%, 11/15/2033	3,689,000	4,049,274
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.75%, 04/01/2033	6,123,000	6,442,871
McCormick & Co., Inc., 4.95%, 04/15/2033	1,905,000	1,955,542
Pilgrim’s Pride Corp., 6.25%, 07/01/2033	3,406,000	3,675,030
		21,825,869
Gas Utilities-0.53%
Atmos Energy Corp., 5.90%, 11/15/2033	2,746,000	3,005,506
Southern California Gas Co., 5.20%, 06/01/2033	1,895,000	1,975,692
		4,981,198
Ground Transportation-1.09%
CSX Corp., 5.20%, 11/15/2033	2,279,000	2,399,413

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Ground Transportation-(continued)
Norfolk Southern Corp., 4.45%, 03/01/2033	$1,895,000	$ 1,907,983
Ryder System, Inc., 6.60%, 12/01/2033	2,269,000	2,562,550
Union Pacific Corp., 4.50%, 01/20/2033	3,324,000	3,393,784
		10,263,730
Health Care Equipment & Supplies-0.40%
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	3,690,000	3,729,169
Health Care Providers & Services-5.35%
Cencora, Inc., 4.60%, 02/13/2033	1,000,000	1,007,612
Cigna Group (The), 5.40%, 03/15/2033	3,039,000	3,199,005
CVS Health Corp.
5.25%, 02/21/2033	6,450,000	6,701,462
5.30%, 06/01/2033	4,609,000	4,779,926
Elevance Health, Inc., 4.75%, 02/15/2033	3,689,000	3,737,347
HCA, Inc., 5.50%, 06/01/2033	4,613,000	4,836,796
Humana, Inc., 5.88%, 03/01/2033	2,853,000	2,987,625
McKesson Corp., 5.10%, 07/15/2033	2,279,000	2,382,239
Providence St. Joseph Health Obligated Group, 5.40%, 10/01/2033	2,215,000	2,320,140
Quest Diagnostics, Inc., 6.40%, 11/30/2033	2,847,000	3,183,990
UnitedHealth Group, Inc.
5.35%, 02/15/2033	7,379,000	7,749,407
4.50%, 04/15/2033	5,534,000	5,528,795
UPMC, 5.04%, 05/15/2033	1,890,000	1,945,804
		50,360,148
Health Care REITs-0.78%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	3,689,000	3,071,260
Healthpeak OP LLC, 4.75%, 01/15/2033	1,895,000	1,906,821
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	2,654,000	2,397,701
		7,375,782
Hotels, Restaurants & Leisure-0.93%
Darden Restaurants, Inc., 6.30%, 10/10/2033	1,895,000	2,085,009
Marriott International, Inc., Series II, 2.75%, 10/15/2033(b)	2,654,000	2,352,965
McDonald’s Corp., 4.95%, 08/14/2033(b)	2,279,000	2,374,016
Starbucks Corp., 4.80%, 02/15/2033	1,905,000	1,956,377
		8,768,367
Household Products-0.54%
Colgate-Palmolive Co., 4.60%, 03/01/2033(b)	1,895,000	1,957,829
Procter & Gamble Co. (The), 4.05%, 01/26/2033(b)	3,131,000	3,160,867
		5,118,696
Industrial Conglomerates-0.96%
Eaton Corp., 4.15%, 03/15/2033(b)	4,796,000	4,788,097
Honeywell International, Inc., 5.00%, 02/15/2033	4,060,000	4,236,491
		9,024,588
Insurance-2.69%
Allstate Corp. (The), 5.25%, 03/30/2033	2,837,000	2,964,913
	Principal Amount	Value
Insurance-(continued)
American International Group, Inc., 5.13%, 03/27/2033	$2,847,000	$ 2,935,814
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	2,847,000	2,980,199
Fairfax Financial Holdings Ltd. (Canada), 6.00%, 12/07/2033	2,835,000	3,031,740
Marsh & McLennan Cos., Inc., 5.40%, 09/15/2033	2,279,000	2,400,408
MetLife, Inc., 5.38%, 07/15/2033	3,749,000	3,953,410
Progressive Corp. (The), 4.95%, 06/15/2033	1,905,000	1,966,652
Travelers Property Casualty Corp., 6.38%, 03/15/2033(b)	1,895,000	2,148,631
Willis North America, Inc., 5.35%, 05/15/2033	2,837,000	2,923,436
		25,305,203
Interactive Media & Services-1.08%
Alphabet, Inc., 4.40%, 02/15/2033	3,400,000	3,430,969
Meta Platforms, Inc., 4.95%, 05/15/2033	6,456,000	6,682,998
		10,113,967
IT Services-0.42%
International Business Machines Corp.
4.60%, 02/03/2033	1,000,000	1,008,079
4.75%, 02/06/2033	2,847,000	2,902,229
		3,910,308
Life Sciences Tools & Services-0.63%
Thermo Fisher Scientific, Inc.
4.55%, 06/15/2033	2,000,000	2,023,330
5.09%, 08/10/2033	3,689,000	3,851,663
		5,874,993
Machinery-1.56%
Ingersoll Rand, Inc., 5.70%, 08/14/2033	3,689,000	3,948,872
John Deere Capital Corp., Series I, 5.15%, 09/08/2033	3,687,000	3,899,421
Nordson Corp., 5.80%, 09/15/2033	1,895,000	2,026,972
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	1,895,000	2,003,284
Trane Technologies Financing Ltd., 5.25%, 03/03/2033	2,644,000	2,796,394
		14,674,943
Media-3.18%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.40%, 04/01/2033	3,751,000	3,574,010
Comcast Corp.
4.25%, 01/15/2033	6,274,000	6,216,364
4.65%, 02/15/2033(b)	3,689,000	3,749,007
7.05%, 03/15/2033	2,837,000	3,278,787
4.80%, 05/15/2033(b)	3,689,000	3,765,592
Fox Corp., 6.50%, 10/13/2033	4,610,000	5,061,339
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	3,689,000	4,315,367
		29,960,466

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Metals & Mining-0.33%
Rio Tinto Alcan, Inc. (Canada), 6.13%, 12/15/2033	$2,847,000	$ 3,143,175
Multi-Utilities-1.60%
Ameren Illinois Co., 4.95%, 06/01/2033	1,895,000	1,956,793
Consumers Energy Co., 4.63%, 05/15/2033	2,654,000	2,694,659
Dominion Energy, Inc., Series F, 5.25%, 08/01/2033	1,941,000	2,012,204
DTE Electric Co., 5.20%, 04/01/2033	2,269,000	2,378,248
National Grid PLC (United Kingdom), 5.81%, 06/12/2033	3,029,000	3,241,300
Sempra, 5.50%, 08/01/2033	2,650,000	2,796,285
		15,079,489
Office REITs-0.28%
Boston Properties L.P., 2.45%, 10/01/2033	3,215,000	2,659,403
Oil, Gas & Consumable Fuels-11.85%
BP Capital Markets America, Inc.
4.81%, 02/13/2033	8,295,000	8,504,786
4.89%, 09/11/2033	5,528,000	5,683,725
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	5,159,000	5,535,523
ConocoPhillips Co., 5.05%, 09/15/2033(b)	3,687,000	3,839,159
Diamondback Energy, Inc., 6.25%, 03/15/2033	4,056,000	4,437,174
Enbridge, Inc. (Canada)
5.70%, 03/08/2033	8,478,000	9,013,211
2.50%, 08/01/2033	3,686,000	3,217,011
Energy Transfer L.P.
5.75%, 02/15/2033	5,527,000	5,875,715
6.55%, 12/01/2033	5,534,000	6,130,823
Enterprise Products Operating LLC
5.35%, 01/31/2033	3,689,000	3,900,966
Series D, 6.88%, 03/01/2033	1,895,000	2,177,161
Hess Corp., 7.13%, 03/15/2033	2,040,000	2,385,110
Kinder Morgan Energy Partners L.P., 7.30%, 08/15/2033	1,905,000	2,219,794
Kinder Morgan, Inc.
4.80%, 02/01/2033	2,847,000	2,899,224
5.20%, 06/01/2033	5,536,000	5,778,591
MPLX L.P.
5.00%, 01/15/2033	2,837,000	2,883,936
5.00%, 03/01/2033	4,054,000	4,121,928
ONEOK, Inc., 6.05%, 09/01/2033	5,534,000	5,943,764
Ovintiv, Inc., 6.25%, 07/15/2033	2,276,000	2,457,005
Phillips 66 Co., 5.30%, 06/30/2033	3,324,000	3,456,005
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	1,905,000	2,038,384
Targa Resources Corp.
4.20%, 02/01/2033	2,847,000	2,765,723
6.13%, 03/15/2033	3,404,000	3,684,308
TotalEnergies Capital USA LLC (France), 4.57%, 01/13/2033	4,610,000	4,668,844
Western Midstream Operating L.P., 6.15%, 04/01/2033	2,843,000	3,043,268
Williams Cos., Inc. (The), 5.65%, 03/15/2033	4,607,000	4,876,348
		111,537,486
	Principal Amount	Value
Personal Care Products-1.13%
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/2033(b)	$2,654,000	$ 2,697,265
Kenvue, Inc., 4.90%, 03/22/2033	4,611,000	4,764,455
Unilever Capital Corp. (United Kingdom), 5.00%, 12/08/2033	3,029,000	3,176,338
		10,638,058
Pharmaceuticals-2.40%
AstraZeneca Finance LLC (United Kingdom), 4.88%, 03/03/2033	1,895,000	1,972,307
Bristol-Myers Squibb Co., 5.90%, 11/15/2033	2,852,000	3,133,431
Eli Lilly and Co., 4.70%, 02/27/2033	3,689,000	3,797,105
Johnson & Johnson
4.95%, 05/15/2033	1,905,000	2,020,592
4.38%, 12/05/2033	3,132,000	3,191,072
Merck & Co., Inc.
4.50%, 05/17/2033	5,534,000	5,641,401
6.50%, 12/01/2033	2,468,000	2,819,356
		22,575,264
Professional Services-0.64%
Concentrix Corp., 6.85%, 08/02/2033(b)	2,087,000	2,007,904
Jacobs Engineering Group, Inc., 5.90%, 03/01/2033	1,905,000	2,010,358
Verisk Analytics, Inc., 5.75%, 04/01/2033	1,905,000	2,019,372
		6,037,634
Real Estate Management & Development-0.31%
CBRE Services, Inc., 4.90%, 01/15/2033	2,842,000	2,878,633
Residential REITs-0.24%
Invitation Homes Operating Partnership L.P., 4.95%, 01/15/2033	2,269,000	2,287,771
Retail REITs-1.00%
Kimco Realty OP LLC, 4.60%, 02/01/2033	2,462,000	2,489,341
NNN REIT, Inc., 5.60%, 10/15/2033	1,895,000	1,998,686
Realty Income Corp., 4.90%, 07/15/2033(b)	2,274,000	2,333,922
Simon Property Group L.P., 5.50%, 03/08/2033	2,462,000	2,614,909
		9,436,858
Semiconductors & Semiconductor Equipment-4.45%
Broadcom, Inc.
4.60%, 01/15/2033	4,611,000	4,662,277
2.60%, 02/15/2033	6,441,000	5,735,740
3.42%, 04/15/2033	8,292,000	7,769,100
Intel Corp., 5.20%, 02/10/2033(b)	8,301,000	8,561,176
Marvell Technology, Inc., 5.95%, 09/15/2033	1,895,000	2,036,603
Micron Technology, Inc.
5.88%, 02/09/2033	2,847,000	3,067,078
5.88%, 09/15/2033	3,324,000	3,577,007
QUALCOMM, Inc., 5.40%, 05/20/2033(b)	2,644,000	2,820,481
Texas Instruments, Inc., 4.90%, 03/14/2033	3,499,000	3,636,214
		41,865,676
Software-2.20%
Intuit, Inc., 5.20%, 09/15/2033	4,611,000	4,783,402

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Software-(continued)
Oracle Corp.
4.90%, 02/06/2033	$5,534,000	$5,412,597
5.35%, 05/04/2033	10,500,000	10,538,568
		20,734,567
Specialized REITs-2.77%
American Tower Corp.
5.65%, 03/15/2033	3,029,000	3,220,039
5.55%, 07/15/2033	3,132,000	3,308,230
5.90%, 11/15/2033	2,847,000	3,073,093
Crown Castle, Inc., 5.10%, 05/01/2033	2,837,000	2,892,255
Extra Space Storage L.P., 4.95%, 01/15/2033	3,039,000	3,088,421
GLP Capital L.P./GLP Financing II, Inc., 5.25%, 02/15/2033	2,269,000	2,287,279
Prologis L.P.
4.63%, 01/15/2033	2,462,000	2,499,348
4.75%, 06/15/2033	2,847,000	2,909,220
Public Storage Operating Co., 5.10%, 08/01/2033	2,654,000	2,771,484
		26,049,369
Specialty Retail-2.68%
AutoZone, Inc.
4.75%, 02/01/2033	2,088,000	2,113,828
6.55%, 11/01/2033	1,895,000	2,120,548
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	2,463,000	2,527,708
Dell International LLC/EMC Corp., 5.75%, 02/01/2033	3,689,000	3,918,473
Leidos, Inc., 5.75%, 03/15/2033	2,847,000	3,024,116
Lowe’s Cos., Inc.
5.00%, 04/15/2033	4,614,000	4,764,203
5.15%, 07/01/2033	3,687,000	3,829,954
Tractor Supply Co., 5.25%, 05/15/2033	2,847,000	2,959,673
		25,258,503
Technology Hardware, Storage & Peripherals-0.84%
Apple, Inc., 4.30%, 05/10/2033(b)	3,689,000	3,771,172
HP, Inc., 5.50%, 01/15/2033(b)	4,054,000	4,167,007
		7,938,179
Tobacco-2.44%
Altria Group, Inc., 6.88%, 11/01/2033	1,875,000	2,138,061
B.A.T. Capital Corp. (United Kingdom)
4.63%, 03/22/2033	2,847,000	2,859,809
6.42%, 08/02/2033	4,611,000	5,130,201
	Principal Amount	Value
Tobacco-(continued)
Philip Morris International, Inc.
5.38%, 02/15/2033	$8,298,000	$8,764,338
5.63%, 09/07/2033	3,782,000	4,056,112
		22,948,521
Wireless Telecommunication Services-1.89%
T-Mobile USA, Inc.
4.63%, 01/15/2033	3,039,000	3,064,018
5.20%, 01/15/2033	4,611,000	4,801,848
5.05%, 07/15/2033	9,588,000	9,893,238
		17,759,104
Total U.S. Dollar Denominated Bonds & Notes (Cost $902,796,002)		929,421,526
	Shares
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(c)(d) (Cost $117,134)	117,134	117,134
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.76% (Cost $902,913,136)		929,538,660
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.36%
Invesco Private Government Fund, 3.64%(c)(d)(e)	11,378,690	11,378,690
Invesco Private Prime Fund, 3.81%(c)(d)(e)	29,587,413	29,596,289
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,974,979)		40,974,979
TOTAL INVESTMENTS IN SECURITIES-103.12% (Cost $943,888,115)		970,513,639
OTHER ASSETS LESS LIABILITIES-(3.12)%		(29,325,950)
NET ASSETS-100.00%		$941,187,689

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$647,772	$29,161,677	$(29,692,315)	$-	$-	$117,134	$36,593
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,554,853	36,658,477	(32,834,640)	-	-	11,378,690	177,477*
Invesco Private Prime Fund	19,625,700	77,405,122	(67,434,004)	(1,110)	581	29,596,289	481,608*
Total	$27,828,325	$143,225,276	$(129,960,959)	$(1,110)	$581	$41,092,113	$695,678

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)
February 28, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.51%
Aerospace & Defense-2.98%
Boeing Co. (The)
3.60%, 05/01/2034	$1,425,000	$1,315,057
6.53%, 05/01/2034	4,277,000	4,796,775
L3Harris Technologies, Inc., 5.35%, 06/01/2034	1,262,000	1,317,322
Lockheed Martin Corp.
4.75%, 02/15/2034	1,455,000	1,495,695
4.80%, 08/15/2034	1,011,000	1,035,253
Northrop Grumman Corp., 4.90%, 06/01/2034	1,456,000	1,493,998
RTX Corp., 6.10%, 03/15/2034	2,569,000	2,841,280
		14,295,380
Air Freight & Logistics-0.53%
GXO Logistics, Inc., 6.50%, 05/06/2034	856,000	932,127
United Parcel Service, Inc., 5.15%, 05/22/2034	1,512,000	1,592,585
		2,524,712
Automobile Components-0.38%
Aptiv Swiss Holdings Ltd., 5.15%, 09/13/2034(b)	884,000	907,690
BorgWarner, Inc., 5.40%, 08/15/2034	858,000	893,505
		1,801,195
Automobiles-1.17%
American Honda Finance Corp., 4.90%, 01/10/2034	1,281,000	1,301,750
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	2,827,000	2,923,823
Toyota Motor Credit Corp., 4.80%, 01/05/2034	1,368,000	1,403,685
		5,629,258
Banks-2.55%
Banco Santander S.A. (Spain), 6.35%, 03/14/2034	2,145,000	2,317,104
Bank of Nova Scotia (The) (Canada), 5.65%, 02/01/2034	1,458,000	1,562,791
Citibank N.A., 5.57%, 04/30/2034	3,432,000	3,650,557
Royal Bank of Canada (Canada), 5.15%, 02/01/2034(b)	2,139,000	2,252,931
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.56%, 07/09/2034	2,314,000	2,450,816
		12,234,199
Beverages-1.70%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.00%, 06/15/2034(b)	1,713,000	1,784,432
Coca-Cola Co. (The)
5.00%, 05/13/2034	1,715,000	1,807,613
4.65%, 08/14/2034(b)	1,282,000	1,325,985
Coca-Cola Consolidated, Inc., 5.45%, 06/01/2034	858,000	912,191
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	1,114,000	1,146,643
PepsiCo, Inc., 4.80%, 07/17/2034	1,118,000	1,158,677
		8,135,541
	Principal Amount	Value
Biotechnology-1.09%
AbbVie, Inc., 5.05%, 03/15/2034	$5,036,000	$ 5,230,011
Broadline Retail-0.46%
Amazon.com, Inc., 4.80%, 12/05/2034	2,139,000	2,219,625
Building Products-0.91%
Carrier Global Corp., 5.90%, 03/15/2034	1,496,000	1,619,042
CRH America Finance, Inc., 5.40%, 05/21/2034	1,283,000	1,343,625
Owens Corning, 5.70%, 06/15/2034	1,340,000	1,421,916
		4,384,583
Capital Markets-1.82%
Brookfield Finance, Inc. (Canada), 6.35%, 01/05/2034	1,203,000	1,305,713
Jefferies Financial Group, Inc., 6.20%, 04/14/2034	2,570,000	2,688,827
Moody’s Corp., 5.00%, 08/05/2034	858,000	883,440
Nasdaq, Inc., 5.55%, 02/15/2034	1,937,000	2,042,131
Nomura Holdings, Inc. (Japan), 5.78%, 07/03/2034	1,717,000	1,827,456
		8,747,567
Chemicals-1.84%
Air Products and Chemicals, Inc., 4.85%, 02/08/2034	1,975,000	2,028,198
CF Industries, Inc., 5.15%, 03/15/2034	1,282,000	1,306,671
Dow Chemical Co. (The)
5.15%, 02/15/2034	1,032,000	1,024,933
4.25%, 10/01/2034	790,000	730,935
Eastman Chemical Co., 5.63%, 02/20/2034(b)	1,290,000	1,347,480
LYB International Finance III LLC, 5.50%, 03/01/2034	1,281,000	1,291,589
Nutrien Ltd. (Canada), 5.40%, 06/21/2034	1,032,000	1,078,559
		8,808,365
Commercial Services & Supplies-1.44%
CDW LLC/CDW Finance Corp., 5.55%, 08/22/2034	1,027,000	1,034,084
Republic Services, Inc.
5.00%, 04/01/2034	1,368,000	1,419,412
5.20%, 11/15/2034(b)	858,000	898,501
Waste Connections, Inc., 5.00%, 03/01/2034	1,284,000	1,327,915
Waste Management, Inc., 4.88%, 02/15/2034	2,139,000	2,215,916
		6,895,828
Communications Equipment-1.26%
Cisco Systems, Inc., 5.05%, 02/26/2034	4,289,000	4,453,079
Motorola Solutions, Inc., 5.40%, 04/15/2034	1,543,000	1,613,490
		6,066,569
Construction & Engineering-0.24%
Quanta Services, Inc., 5.25%, 08/09/2034	1,118,000	1,158,871
Construction Materials-0.55%
Martin Marietta Materials, Inc., 5.15%, 12/01/2034	1,281,000	1,322,817
Vulcan Materials Co., 5.35%, 12/01/2034	1,282,000	1,339,680
		2,662,497

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Consumer Finance-1.32%
General Motors Financial Co., Inc.
6.10%, 01/07/2034	$2,575,000	$2,761,773
5.95%, 04/04/2034	2,139,000	2,270,070
5.45%, 09/06/2034	1,282,000	1,316,401
		6,348,244
Consumer Staples Distribution & Retail-1.26%
Kroger Co. (The), 5.00%, 09/15/2034	3,768,000	3,832,512
Sysco Corp., 6.00%, 01/17/2034	857,000	935,046
Target Corp., 4.50%, 09/15/2034(b)	1,281,000	1,280,875
		6,048,433
Containers & Packaging-0.93%
Berry Global, Inc., 5.65%, 01/15/2034	1,366,000	1,443,624
Smurfit Kappa Treasury Unlimited Co. (Ireland), 5.44%, 04/03/2034	1,712,000	1,786,107
Sonoco Products Co., 5.00%, 09/01/2034	1,204,000	1,216,338
		4,446,069
Diversified REITs-0.67%
American Assets Trust L.P., 6.15%, 10/01/2034	902,000	924,930
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034	1,282,000	1,338,409
VICI Properties L.P., 5.75%, 04/01/2034	926,000	962,582
		3,225,921
Diversified Telecommunication Services-1.95%
AT&T, Inc., 5.40%, 02/15/2034	4,712,000	4,940,428
Bell Canada (Canada), 5.20%, 02/15/2034(b)	1,204,000	1,240,630
Verizon Communications, Inc., 4.40%, 11/01/2034	3,237,000	3,173,955
		9,355,013
Electric Utilities-7.98%
Arizona Public Service Co., 5.70%, 08/15/2034	1,196,000	1,268,364
Consolidated Edison Co. of New York, Inc., 5.50%, 03/15/2034	1,028,000	1,090,868
Constellation Energy Generation LLC, 6.13%, 01/15/2034	857,000	938,981
Duke Energy Carolinas LLC, 4.85%, 01/15/2034	989,000	1,010,507
Duke Energy Corp., 5.45%, 06/15/2034	1,282,000	1,347,110
Duke Energy Progress LLC, 5.10%, 03/15/2034	856,000	891,027
Entergy Arkansas LLC, 5.45%, 06/01/2034	1,204,000	1,273,871
Entergy Louisiana LLC
5.35%, 03/15/2034	837,000	881,206
5.15%, 09/15/2034	1,204,000	1,245,618
Eversource Energy
5.50%, 01/01/2034	1,095,000	1,136,981
5.95%, 07/15/2034	1,199,000	1,281,813
Exelon Corp., 5.45%, 03/15/2034	1,089,000	1,144,120
Florida Power & Light Co., 5.30%, 06/15/2034	1,885,000	1,987,882
Georgia Power Co., 5.25%, 03/15/2034	1,538,000	1,606,907
NextEra Energy Capital Holdings, Inc., 5.25%, 03/15/2034	1,880,000	1,948,724
	Principal Amount	Value
Electric Utilities-(continued)
Pacific Gas and Electric Co.
6.95%, 03/15/2034	$1,368,000	$1,541,913
5.80%, 05/15/2034	1,880,000	1,984,187
PacifiCorp, 5.45%, 02/15/2034	1,880,000	1,931,933
PPL Capital Funding, Inc., 5.25%, 09/01/2034	1,281,000	1,324,124
PPL Electric Utilities Corp., 4.85%, 02/15/2034	1,109,000	1,135,395
Public Service Co. of Colorado, 5.35%, 05/15/2034	1,460,000	1,524,679
Public Service Electric and Gas Co., 4.85%, 08/01/2034	1,032,000	1,049,265
Southern California Edison Co.
6.00%, 01/15/2034	902,000	964,674
5.20%, 06/01/2034	1,543,000	1,569,108
Southern Co. (The), 5.70%, 03/15/2034	1,880,000	2,000,269
Union Electric Co., 5.20%, 04/01/2034	852,000	889,729
Virginia Electric & Power Co.
5.00%, 01/15/2034	858,000	875,638
5.05%, 08/15/2034	1,031,000	1,051,888
Xcel Energy, Inc., 5.50%, 03/15/2034	1,368,000	1,428,695
		38,325,476
Electronic Equipment, Instruments & Components-0.86%
Amphenol Corp., 5.25%, 04/05/2034	1,031,000	1,080,403
Arrow Electronics, Inc., 5.88%, 04/10/2034	856,000	902,370
Keysight Technologies, Inc., 4.95%, 10/15/2034	1,032,000	1,052,528
TD SYNNEX Corp., 6.10%, 04/12/2034	1,032,000	1,094,433
		4,129,734
Energy Equipment & Services-0.20%
Helmerich & Payne, Inc., 5.50%, 12/01/2034	940,000	949,393
Entertainment-0.77%
Netflix, Inc., 4.90%, 08/15/2034	1,715,000	1,769,519
Walt Disney Co. (The), 6.20%, 12/15/2034	1,685,000	1,905,711
		3,675,230
Financial Services-4.23%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
5.30%, 01/19/2034	1,204,000	1,239,037
4.95%, 09/10/2034	1,880,000	1,885,471
BlackRock Funding, Inc., 5.00%, 03/14/2034	1,713,000	1,782,427
Blackstone Private Credit Fund, 6.00%, 11/22/2034	1,364,000	1,320,349
Blackstone Reg Finance Co. L.L.C., 5.00%, 12/06/2034	1,289,000	1,293,883
Blue Owl Finance LLC, 6.25%, 04/18/2034	1,713,000	1,712,114
Corebridge Financial, Inc., 5.75%, 01/15/2034	1,284,000	1,329,000
Fiserv, Inc.
5.45%, 03/15/2034	1,281,000	1,306,604
5.15%, 08/12/2034	1,543,000	1,539,108
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034	1,704,000	1,762,898
LPL Holdings, Inc., 6.00%, 05/20/2034	842,000	877,815
Mastercard, Inc., 4.88%, 05/09/2034	1,716,000	1,771,187

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Financial Services-(continued)
PayPal Holdings, Inc., 5.15%, 06/01/2034	$1,425,000	$ 1,445,814
TPG Operating Group II L.P., 5.88%, 03/05/2034	998,000	1,034,019
		20,299,726
Food Products-2.32%
Bunge Ltd. Finance Corp., 4.65%, 09/17/2034	1,368,000	1,362,918
Campbell’s Co. (The), 5.40%, 03/21/2034	1,716,000	1,754,366
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.75%, 03/15/2034	2,575,000	2,872,387
McCormick & Co., Inc., 4.70%, 10/15/2034	858,000	858,151
Mondelez International, Inc., 4.75%, 08/28/2034	835,000	840,281
Pilgrim’s Pride Corp., 6.88%, 05/15/2034	857,000	960,011
Tyson Foods, Inc.
5.70%, 03/15/2034(b)	1,541,000	1,640,295
4.88%, 08/15/2034	857,000	869,850
		11,158,259
Gas Utilities-0.22%
Southern California Gas Co., 5.05%, 09/01/2034	1,008,000	1,037,292
Ground Transportation-0.99%
Canadian National Railway Co. (Canada)
6.25%, 08/01/2034	838,000	938,898
4.38%, 09/18/2034	1,284,000	1,278,405
Uber Technologies, Inc., 4.80%, 09/15/2034	2,514,000	2,522,620
		4,739,923
Health Care Equipment & Supplies-1.58%
Becton, Dickinson and Co., 5.11%, 02/08/2034	922,000	950,665
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	1,109,000	1,156,598
Solventum Corp., 5.60%, 03/23/2034	2,825,000	2,954,831
Stryker Corp., 4.63%, 09/11/2034	1,282,000	1,287,138
Zimmer Biomet Holdings, Inc., 5.20%, 09/15/2034	1,199,000	1,233,576
		7,582,808
Health Care Providers & Services-5.75%
Cardinal Health, Inc.
5.45%, 02/15/2034	838,000	881,739
5.35%, 11/15/2034	1,716,000	1,785,643
Cencora, Inc., 5.13%, 02/15/2034	857,000	889,280
Cigna Group (The), 5.25%, 02/15/2034	2,140,000	2,220,910
CommonSpirit Health, 5.32%, 12/01/2034	1,238,000	1,279,161
CVS Health Corp., 5.70%, 06/01/2034	2,139,000	2,259,464
Elevance Health, Inc., 5.38%, 06/15/2034	1,715,000	1,786,042
HCA, Inc.
5.60%, 04/01/2034	2,227,000	2,341,023
5.45%, 09/15/2034	2,139,000	2,221,688
Humana, Inc., 5.95%, 03/15/2034	1,455,000	1,527,522
Icon Investments Six DAC, 6.00%, 05/08/2034	858,000	880,749
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	1,456,000	1,461,790
Quest Diagnostics, Inc., 5.00%, 12/15/2034	1,455,000	1,490,918
	Principal Amount	Value
Health Care Providers & Services-(continued)
UnitedHealth Group, Inc.
5.00%, 04/15/2034	$2,139,000	$2,191,223
5.15%, 07/15/2034	3,431,000	3,546,647
Universal Health Services, Inc., 5.05%, 10/15/2034	857,000	852,355
		27,616,154
Health Care REITs-0.43%
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/2034	1,339,000	1,165,763
Ventas Realty L.P., 5.63%, 07/01/2034	857,000	903,795
		2,069,558
Hotel & Resort REITs-0.22%
Host Hotels & Resorts L.P., 5.70%, 07/01/2034	1,032,000	1,076,445
Hotels, Restaurants & Leisure-1.16%
Choice Hotels International, Inc., 5.85%, 08/01/2034	1,032,000	1,070,893
Las Vegas Sands Corp., 6.20%, 08/15/2034	858,000	906,356
Marriott International, Inc., 5.30%, 05/15/2034	1,712,000	1,780,688
McDonald’s Corp., 5.20%, 05/17/2034	858,000	901,069
Starbucks Corp., 5.00%, 02/15/2034(b)	859,000	887,489
		5,546,495
Household Durables-0.26%
D.R. Horton, Inc., 5.00%, 10/15/2034	1,198,000	1,228,500
Household Products-0.46%
Procter & Gamble Co. (The)
4.55%, 01/29/2034	1,290,000	1,324,156
4.55%, 10/24/2034	857,000	880,530
		2,204,686
Independent Power and Renewable Electricity Producers-0.22%
NSTAR Electric Co., 5.40%, 06/01/2034	1,027,000	1,074,577
Industrial Conglomerates-0.36%
Honeywell International, Inc., 4.50%, 01/15/2034	1,716,000	1,726,129
Insurance-3.24%
Aon North America, Inc., 5.45%, 03/01/2034	2,997,000	3,127,908
Arthur J. Gallagher & Co., 5.45%, 07/15/2034	853,000	885,080
Brown & Brown, Inc., 5.65%, 06/11/2034	1,031,000	1,061,664
Chubb INA Holdings LLC, 5.00%, 03/15/2034	2,667,000	2,746,095
CNA Financial Corp., 5.13%, 02/15/2034	858,000	872,045
CNO Financial Group, Inc., 6.45%, 06/15/2034	1,204,000	1,256,165
F&G Annuities & Life, Inc., 6.25%, 10/04/2034(b)	858,000	817,134
Marsh & McLennan Cos., Inc., 5.15%, 03/15/2034	858,000	886,423
MetLife, Inc.
6.38%, 06/15/2034	1,284,000	1,433,555
5.30%, 12/15/2034	1,282,000	1,334,170
Reinsurance Group of America, Inc., 5.75%, 09/15/2034	1,089,000	1,141,707
		15,561,946

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Interactive Media & Services-0.91%
Meta Platforms, Inc., 4.75%, 08/15/2034	$4,280,000	$ 4,347,714
IT Services-0.17%
Kyndryl Holdings, Inc., 6.35%, 02/20/2034	858,000	819,327
Leisure Products-0.19%
Hasbro, Inc., 6.05%, 05/14/2034	828,000	889,373
Life Sciences Tools & Services-0.40%
Agilent Technologies, Inc., 4.75%, 09/09/2034	1,031,000	1,041,495
Thermo Fisher Scientific, Inc., 5.20%, 01/31/2034(b)	856,000	899,964
		1,941,459
Machinery-2.04%
AGCO Corp., 5.80%, 03/21/2034	1,204,000	1,272,840
Cummins, Inc., 5.15%, 02/20/2034	1,254,000	1,308,607
Ingersoll Rand, Inc., 5.45%, 06/15/2034	1,284,000	1,349,089
John Deere Capital Corp.
5.10%, 04/11/2034	1,715,000	1,792,734
5.05%, 06/12/2034	1,368,000	1,425,968
Parker-Hannifin Corp., 4.20%, 11/21/2034	858,000	847,626
Trane Technologies Financing Ltd., 5.10%, 06/13/2034	856,000	893,696
Wabtec Corp., 5.61%, 03/11/2034	836,000	886,852
		9,777,412
Media-1.94%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
6.65%, 02/01/2034	1,511,000	1,605,439
6.55%, 06/01/2034	2,514,000	2,674,789
Comcast Corp.
5.30%, 06/01/2034	2,226,000	2,326,489
4.20%, 08/15/2034	1,715,000	1,664,759
Omnicom Group, Inc., 5.30%, 11/01/2034	1,028,000	1,037,041
		9,308,517
Metals & Mining-1.07%
ArcelorMittal S.A. (Luxembourg), 6.00%, 06/17/2034(b)	852,000	925,650
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	1,254,000	1,312,677
Newmont Corp./Newcrest Finance Pty Ltd., 5.35%, 03/15/2034	1,715,000	1,812,796
Steel Dynamics, Inc., 5.38%, 08/15/2034	1,027,000	1,067,771
		5,118,894
Multi-Utilities-1.22%
DTE Electric Co., 5.20%, 03/01/2034(b)	858,000	896,964
DTE Energy Co., 5.85%, 06/01/2034	1,455,000	1,565,497
National Grid PLC (United Kingdom), 5.42%, 01/11/2034	1,282,000	1,340,215
NiSource, Inc., 5.35%, 04/01/2034	1,118,000	1,167,506
Public Service Enterprise Group, Inc., 5.45%, 04/01/2034	856,000	895,025
		5,865,207
Office REITs-0.47%
Boston Properties L.P., 6.50%, 01/15/2034	1,283,000	1,377,467
Cousins Properties L.P., 5.88%, 10/01/2034	858,000	899,196
		2,276,663
	Principal Amount	Value
Oil, Gas & Consumable Fuels-12.03%
Boardwalk Pipelines L.P., 5.63%, 08/01/2034	$1,032,000	$ 1,093,858
BP Capital Markets America, Inc.
4.99%, 04/10/2034	1,675,000	1,725,254
5.23%, 11/17/2034	3,344,000	3,501,496
Canadian Natural Resources Ltd. (Canada), 5.40%, 12/15/2034	1,280,000	1,326,242
Cheniere Energy Partners L.P., 5.75%, 08/15/2034	2,050,000	2,167,589
Cheniere Energy, Inc., 5.65%, 04/15/2034	2,574,000	2,707,648
Coterra Energy, Inc., 5.60%, 03/15/2034	857,000	898,750
Devon Energy Corp., 5.20%, 09/15/2034(b)	2,100,000	2,154,331
Diamondback Energy, Inc., 5.40%, 04/18/2034	2,227,000	2,316,562
Enbridge, Inc. (Canada), 5.63%, 04/05/2034	2,052,000	2,172,818
Energy Transfer L.P.
5.55%, 05/15/2034	2,099,000	2,184,578
5.60%, 09/01/2034	2,139,000	2,235,577
Enterprise Products Operating LLC, 4.85%, 01/31/2034	1,715,000	1,754,514
EQT Corp., 5.75%, 02/01/2034	1,282,000	1,358,533
Kinder Morgan, Inc.
5.40%, 02/01/2034	1,716,000	1,802,713
5.30%, 12/01/2034	1,282,000	1,330,440
MPLX L.P., 5.50%, 06/01/2034	2,823,000	2,927,180
Occidental Petroleum Corp., 5.55%, 10/01/2034(b)	2,015,000	2,101,663
ONEOK, Inc.
5.65%, 09/01/2034	858,000	896,917
5.05%, 11/01/2034	2,740,000	2,750,925
Ovintiv, Inc., 6.50%, 08/15/2034	1,026,000	1,124,028
Phillips 66, 4.65%, 11/15/2034	1,716,000	1,704,779
Plains All American Pipeline L.P./PAA Finance Corp., 5.70%, 09/15/2034	1,109,000	1,158,842
South Bow USA Infrastructure Holdings LLC (Canada), 5.58%, 10/01/2034	2,140,000	2,180,625
Suncor Energy, Inc. (Canada), 5.95%, 12/01/2034	856,000	920,833
Targa Resources Corp., 6.50%, 03/30/2034	1,715,000	1,900,169
TotalEnergies Capital S.A. (France)
5.15%, 04/05/2034	2,144,000	2,245,952
4.72%, 09/10/2034	1,288,000	1,314,531
TransCanada PipeLines Ltd. (Canada), 4.63%, 03/01/2034	2,145,000	2,133,756
Western Midstream Operating L.P., 5.45%, 11/15/2034	1,369,000	1,393,244
Williams Cos., Inc. (The), 5.15%, 03/15/2034	2,228,000	2,286,792
		57,771,139
Passenger Airlines-0.20%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	1,031,645	953,850
Personal Care Products-0.60%
Estee Lauder Cos., Inc. (The), 5.00%, 02/14/2034(b)	1,114,000	1,150,947
Unilever Capital Corp. (United Kingdom), 4.63%, 08/12/2034	1,713,000	1,743,100
		2,894,047

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-4.29%
AstraZeneca Finance LLC (United Kingdom), 5.00%, 02/26/2034	$2,570,000	$ 2,676,089
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	4,280,000	4,481,114
Eli Lilly and Co.
4.70%, 02/09/2034	2,574,000	2,634,402
4.60%, 08/14/2034	2,139,000	2,172,660
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/2034	857,000	918,961
Johnson & Johnson, 4.95%, 06/01/2034(b)	1,459,000	1,545,187
Novartis Capital Corp., 4.20%, 09/18/2034(b)	1,880,000	1,866,260
Royalty Pharma PLC, 5.40%, 09/02/2034	857,000	888,137
Takeda Pharmaceutical Co. Ltd. (Japan), 5.30%, 07/05/2034	1,889,000	1,970,354
Wyeth LLC, 6.50%, 02/01/2034	1,282,000	1,452,860
		20,606,024
Professional Services-0.58%
Automatic Data Processing, Inc., 4.45%, 09/09/2034	1,718,000	1,717,693
Verisk Analytics, Inc., 5.25%, 06/05/2034	1,032,000	1,051,625
		2,769,318
Real Estate Management & Development-0.38%
CBRE Services, Inc., 5.95%, 08/15/2034	1,716,000	1,835,876
Residential REITs-0.62%
American Homes 4 Rent L.P.
5.50%, 02/01/2034	1,027,000	1,061,133
5.50%, 07/15/2034	857,000	886,573
ERP Operating L.P., 4.65%, 09/15/2034	1,032,000	1,034,981
		2,982,687
Retail REITs-1.24%
Kimco Realty OP LLC, 6.40%, 03/01/2034	857,000	955,310
NNN REIT, Inc., 5.50%, 06/15/2034	858,000	897,282
Realty Income Corp., 5.13%, 02/15/2034	1,368,000	1,418,518
Simon Property Group L.P.
6.25%, 01/15/2034	857,000	949,057
4.75%, 09/26/2034	1,716,000	1,728,517
		5,948,684
Semiconductors & Semiconductor Equipment-2.64%
Analog Devices, Inc., 5.05%, 04/01/2034	945,000	988,352
Broadcom, Inc.
3.47%, 04/15/2034	5,550,000	5,137,252
4.80%, 10/15/2034	2,998,000	3,032,371
Intel Corp., 5.15%, 02/21/2034	1,543,000	1,578,949
KLA Corp., 4.70%, 02/01/2034	861,000	874,410
Texas Instruments, Inc., 4.85%, 02/08/2034	1,031,000	1,065,055
		12,676,389
Software-3.22%
Accenture Capital, Inc., 4.50%, 10/04/2034	2,574,000	2,547,596
Adobe, Inc., 4.95%, 04/04/2034	1,281,000	1,314,114
AppLovin Corp., 5.50%, 12/01/2034	1,712,000	1,746,197
Atlassian Corp., 5.50%, 05/15/2034	858,000	856,664
Cadence Design Systems, Inc., 4.70%, 09/10/2034	1,716,000	1,731,469
	Principal Amount	Value
Software-(continued)
Oracle Corp.
4.30%, 07/08/2034	$2,998,000	$2,750,158
4.70%, 09/27/2034	2,998,000	2,818,973
Roper Technologies, Inc., 4.90%, 10/15/2034	1,716,000	1,706,243
		15,471,414
Specialized REITs-2.04%
American Tower Corp., 5.45%, 02/15/2034	1,118,000	1,172,146
Americold Realty Operating Partnership L.P., 5.41%, 09/12/2034	858,000	850,822
Crown Castle, Inc.
5.80%, 03/01/2034	1,285,000	1,361,662
5.20%, 09/01/2034	1,204,000	1,232,743
Extra Space Storage L.P., 5.40%, 02/01/2034	1,031,000	1,063,932
GLP Capital L.P./GLP Financing II, Inc., 5.63%, 09/15/2034	1,370,000	1,396,400
Prologis L.P.
5.13%, 01/15/2034	1,260,000	1,306,502
5.00%, 03/15/2034	1,369,000	1,408,661
		9,792,868
Specialty Retail-1.45%
AutoZone, Inc., 5.40%, 07/15/2034	1,195,000	1,249,084
Dell International LLC/EMC Corp., 5.40%, 04/15/2034	1,682,000	1,741,923
Home Depot, Inc. (The), 4.95%, 06/25/2034	3,003,000	3,104,818
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	857,000	873,030
		6,968,855
Technology Hardware, Storage & Peripherals-1.05%
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	3,351,000	3,322,025
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034	1,715,000	1,736,301
		5,058,326
Tobacco-1.26%
B.A.T. Capital Corp. (United Kingdom), 6.00%, 02/20/2034	1,456,000	1,581,327
Philip Morris International, Inc.
5.25%, 02/13/2034	2,998,000	3,141,282
4.90%, 11/01/2034	1,284,000	1,313,019
		6,035,628
Trading Companies & Distributors-0.45%
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	1,286,000	1,307,029
W.W. Grainger, Inc., 4.45%, 09/15/2034	856,000	859,051
		2,166,080
Water Utilities-0.45%
American Water Capital Corp., 5.15%, 03/01/2034	1,204,000	1,252,428
Essential Utilities, Inc., 5.38%, 01/15/2034	858,000	894,947
		2,147,375
Wireless Telecommunication Services-1.30%
Rogers Communications, Inc. (Canada), 5.30%, 02/15/2034	2,145,000	2,192,769

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Wireless Telecommunication Services-(continued)
T-Mobile USA, Inc.
5.75%, 01/15/2034	$1,716,000	$1,834,937
5.15%, 04/15/2034	2,142,000	2,214,198
		6,241,904
Total U.S. Dollar Denominated Bonds & Notes (Cost $463,318,471)		472,885,242
	Shares
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(c)(d) (Cost $552,473)	552,473	552,473
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.62% (Cost $463,870,944)		473,437,715
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.02%
Invesco Private Government Fund, 3.64%(c)(d)(e)	2,696,193	$ 2,696,193
Invesco Private Prime Fund, 3.81%(c)(d)(e)	7,004,115	7,006,216
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,702,409)		9,702,409
TOTAL INVESTMENTS IN SECURITIES-100.64% (Cost $473,573,353)		483,140,124
OTHER ASSETS LESS LIABILITIES-(0.64)%		(3,093,200)
NET ASSETS-100.00%		$480,046,924

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$333,554	$10,601,727	$(10,382,808)	$-	$-	$552,473	$16,062
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,798,090	17,467,765	(17,569,662)	-	-	2,696,193	55,427*
Invesco Private Prime Fund	7,276,273	36,840,171	(37,110,391)	(282)	445	7,006,216	148,796*
Total	$10,407,917	$64,909,663	$(65,062,861)	$(282)	$445	$10,254,882	$220,285

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)
February 28, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.47%
Aerospace & Defense-1.46%
Boeing Co. (The), 3.25%, 02/01/2035	$497,000	$ 443,285
General Dynamics Corp., 4.95%, 08/15/2035	504,000	521,473
Huntington Ingalls Industries, Inc., 5.75%, 01/15/2035	334,000	357,417
Lockheed Martin Corp.
3.60%, 03/01/2035	323,000	302,651
5.00%, 08/15/2035	500,000	516,928
Northrop Grumman Corp., 5.25%, 07/15/2035	334,000	349,753
Textron, Inc., 5.50%, 05/15/2035	335,000	353,294
		2,844,801
Air Freight & Logistics-0.44%
United Parcel Service, Inc., 5.25%, 05/14/2035(b)	811,000	852,639
Automobiles-2.21%
American Honda Finance Corp., 5.20%, 03/05/2035	335,000	343,241
Ford Motor Credit Co. LLC
6.50%, 02/07/2035	811,000	850,580
5.87%, 10/31/2035	670,000	672,573
General Motors Co.
5.00%, 04/01/2035	497,000	493,994
6.25%, 04/15/2035	334,000	358,974
Honda Motor Co. Ltd. (Japan), 5.34%, 07/08/2035	670,000	693,963
Toyota Motor Corp. (Japan), 5.05%, 06/30/2035	330,000	343,626
Toyota Motor Credit Corp., 5.35%, 01/09/2035	532,000	563,348
		4,320,299
Banks-1.87%
Banco Santander S.A. (Spain)
6.03%, 01/17/2035	665,000	716,848
5.13%, 11/06/2035	830,000	835,684
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.63%, 01/15/2035	669,000	714,484
Toronto-Dominion Bank (The) (Canada), 4.93%, 10/15/2035	830,000	837,258
Wachovia Corp., 5.50%, 08/01/2035	528,000	548,943
		3,653,217
Beverages-1.50%
Constellation Brands, Inc., 4.95%, 11/01/2035(b)	330,000	330,749
Diageo Investment Corp. (United Kingdom), 5.63%, 04/15/2035	504,000	537,450
Keurig Dr Pepper, Inc., 5.15%, 05/15/2035	335,000	339,681
PepsiCo, Inc.
5.00%, 02/07/2035	831,000	860,912
5.00%, 07/23/2035	830,000	860,568
		2,929,360
	Principal Amount	Value
Biotechnology-2.67%
AbbVie, Inc.
4.55%, 03/15/2035	$1,087,000	$1,082,644
5.20%, 03/15/2035	669,000	698,324
4.50%, 05/14/2035	1,661,000	1,646,038
Biogen, Inc., 5.75%, 05/15/2035	431,000	459,760
Gilead Sciences, Inc.
5.10%, 06/15/2035	669,000	692,832
4.60%, 09/01/2035	649,000	648,784
		5,228,382
Broadline Retail-1.20%
Amazon.com, Inc., 4.65%, 11/20/2035	2,330,000	2,344,220
Building Products-0.96%
Amrize Finance US LLC, 5.40%, 04/07/2035	630,000	659,057
Carlisle Cos., Inc., 5.25%, 09/15/2035	330,000	340,685
CRH America Finance, Inc., 5.50%, 01/09/2035	831,000	876,219
		1,875,961
Capital Markets-1.92%
Ameriprise Financial, Inc., 5.20%, 04/15/2035	497,000	506,005
Brookfield Asset Management Ltd. (Canada), 5.80%, 04/24/2035	500,000	519,238
Carlyle Group, Inc. (The), 5.05%, 09/19/2035	530,000	523,820
KKR & Co., Inc., 5.10%, 08/07/2035	600,000	594,173
MSCI, Inc., 5.25%, 09/01/2035	830,000	831,355
Nomura Holdings, Inc. (Japan), 5.49%, 06/29/2035	330,000	344,437
Raymond James Financial, Inc., 4.90%, 09/11/2035	430,000	429,479
		3,748,507
Chemicals-1.08%
CF Industries, Inc., 5.30%, 11/26/2035	670,000	681,855
Ecolab, Inc., 5.00%, 09/01/2035	330,000	340,877
LYB International Finance III LLC, 6.15%, 05/15/2035	328,000	341,051
Sherwin-Williams Co. (The), 5.15%, 08/15/2035	330,000	339,794
Westlake Corp., 5.55%, 11/15/2035	400,000	406,362
		2,109,939
Commercial Services & Supplies-0.94%
Republic Services, Inc., 5.15%, 03/15/2035	465,000	485,988
Waste Connections, Inc., 5.25%, 09/01/2035	334,000	350,220
Waste Management, Inc., 4.95%, 03/15/2035	971,000	999,124
		1,835,332
Communications Equipment-0.77%
Cisco Systems, Inc., 5.10%, 02/24/2035	836,000	867,987
Motorola Solutions, Inc., 5.55%, 08/15/2035(b)	604,000	636,291
		1,504,278
Construction & Engineering-0.17%
Quanta Services, Inc., 5.10%, 08/09/2035	330,000	336,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Consumer Finance-0.63%
General Motors Financial Co., Inc.
5.90%, 01/07/2035	$669,000	$703,440
6.15%, 07/15/2035	496,000	530,009
		1,233,449
Consumer Staples Distribution & Retail-1.56%
Sysco Corp., 5.40%, 03/23/2035	366,000	382,467
Target Corp., 5.00%, 04/15/2035	669,000	687,062
Walmart, Inc.
4.90%, 04/28/2035	1,003,000	1,041,125
5.25%, 09/01/2035	886,000	947,874
		3,058,528
Containers & Packaging-0.47%
Packaging Corp. of America, 5.20%, 08/15/2035	330,000	338,491
Smurfit Westrock Financing DAC (Ireland), 5.42%, 01/15/2035	560,000	581,406
		919,897
Diversified REITs-0.32%
VICI Properties L.P., 5.63%, 04/01/2035	604,000	621,833
Diversified Telecommunication Services-3.23%
AT&T, Inc.
4.50%, 05/15/2035	1,662,000	1,620,321
5.38%, 08/15/2035	830,000	862,425
4.90%, 11/01/2035	830,000	831,946
Verizon Communications, Inc.
4.78%, 02/15/2035	1,451,000	1,445,247
5.25%, 04/02/2035	1,500,000	1,545,015
		6,304,954
Electric Utilities-7.01%
Alabama Power Co., 5.10%, 04/02/2035	337,000	349,431
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	431,000	452,549
CenterPoint Energy Houston Electric LLC
5.05%, 03/01/2035	335,000	342,833
Series AQ, 4.95%, 08/15/2035	400,000	406,724
Duke Energy Carolinas LLC, 5.25%, 03/15/2035	465,000	485,536
Duke Energy Corp., 4.95%, 09/15/2035	642,000	643,605
Duke Energy Florida LLC, 4.85%, 12/01/2035	400,000	403,208
Duke Energy Progress LLC, 5.05%, 03/15/2035	552,000	566,675
Entergy Texas, Inc., 5.25%, 04/15/2035	335,000	347,858
Exelon Corp., 5.63%, 06/15/2035	330,000	348,471
Georgia Power Co., 5.20%, 03/15/2035	465,000	483,233
Interstate Power and Light Co., 5.60%, 06/29/2035	402,000	423,462
Jersey Central Power & Light Co., 5.10%, 01/15/2035	455,000	467,473
NextEra Energy Capital Holdings, Inc., 5.45%, 03/15/2035	669,000	696,010
Northern States Power Co., 5.05%, 05/15/2035	400,000	411,082
Pacific Gas and Electric Co.
5.70%, 03/01/2035	668,000	696,775
6.00%, 08/15/2035	564,000	601,184
	Principal Amount	Value
Electric Utilities-(continued)
PECO Energy Co., 4.88%, 09/15/2035	$350,000	$ 354,959
Public Service Co. of Colorado, 5.15%, 09/15/2035	530,000	541,359
Public Service Co. of Oklahoma, 5.20%, 01/15/2035	400,000	408,684
San Diego Gas & Electric Co., 5.40%, 04/15/2035	562,000	585,874
Southern California Edison Co., 5.45%, 03/01/2035	562,000	578,547
Southern Co. (The), 4.85%, 03/15/2035	500,000	499,273
Southwestern Public Service Co., 5.30%, 05/15/2035	336,000	347,142
Tampa Electric Co., 5.15%, 03/01/2035(b)	400,000	411,211
Union Electric Co., 5.25%, 04/15/2035	334,000	346,473
Virginia Electric & Power Co.
5.15%, 03/15/2035	420,000	430,587
Series C, 4.90%, 09/15/2035	550,000	551,858
Xcel Energy, Inc., 5.60%, 04/15/2035	497,000	519,693
		13,701,769
Electrical Equipment-0.18%
Emerson Electric Co., 5.00%, 03/15/2035	335,000	347,150
Electronic Equipment, Instruments & Components-0.67%
Amphenol Corp., 5.00%, 01/15/2035	497,000	510,178
Flex Ltd., 5.38%, 11/13/2035	400,000	404,540
TD SYNNEX Corp., 5.30%, 10/10/2035	400,000	398,959
		1,313,677
Energy Equipment & Services-0.34%
Halliburton Co., 4.85%, 11/15/2035	659,000	659,148
Entertainment-0.38%
Walt Disney Co. (The), 6.40%, 12/15/2035	647,000	736,978
Financial Services-3.48%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.00%, 11/15/2035	400,000	399,637
Apollo Global Management, Inc., 5.15%, 08/12/2035	561,000	556,090
BlackRock Funding, Inc., 4.90%, 01/08/2035	334,000	344,247
Fiserv, Inc., 5.25%, 08/11/2035	670,000	670,573
Global Payments, Inc., 5.55%, 11/15/2035	1,160,000	1,154,442
LPL Holdings, Inc.
5.65%, 03/15/2035	335,000	340,685
5.75%, 06/15/2035	334,000	341,363
Mastercard, Inc., 4.55%, 01/15/2035	734,000	738,967
ORIX Corp. (Japan), 5.40%, 02/25/2035	335,000	349,834
PayPal Holdings, Inc., 5.10%, 04/01/2035	400,000	405,258
RELX Capital, Inc. (United Kingdom), 5.25%, 03/27/2035	497,000	511,990
Visa, Inc., 4.15%, 12/14/2035(b)	1,003,000	981,833
		6,794,919
Food Products-2.24%
Bunge Ltd. Finance Corp., 5.15%, 08/04/2035	430,000	441,384
Campbell’s Co. (The), 4.75%, 03/23/2035	537,000	521,687
Conagra Brands, Inc., 5.75%, 08/01/2035	320,000	330,110
Flowers Foods, Inc., 5.75%, 03/15/2035	330,000	327,094
General Mills, Inc., 5.25%, 01/30/2035	487,000	500,502

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Food Products-(continued)
Hershey Co. (The), 5.10%, 02/24/2035	$335,000	$ 351,351
J. M. Smucker Co. (The), 4.25%, 03/15/2035	431,000	413,693
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.95%, 04/20/2035	660,000	700,439
Kraft Heinz Foods Co. (The)
5.40%, 03/15/2035	329,000	340,067
5.00%, 07/15/2035	441,000	442,797
		4,369,124
Gas Utilities-0.57%
Atmos Energy Corp., 5.20%, 08/15/2035	330,000	344,729
National Fuel Gas Co., 5.95%, 03/15/2035	335,000	357,044
Southern California Gas Co., 5.45%, 06/15/2035	400,000	422,131
		1,123,904
Ground Transportation-1.30%
Canadian Pacific Railway Co. (Canada), 5.20%, 03/30/2035	400,000	419,675
CSX Corp., 5.05%, 06/15/2035	600,000	619,196
Uber Technologies, Inc., 4.80%, 09/15/2035	810,000	806,708
Union Pacific Corp., 5.10%, 02/20/2035	669,000	698,069
		2,543,648
Health Care Equipment & Supplies-2.09%
Baxter International, Inc., 5.65%, 12/15/2035	670,000	681,558
GE HealthCare Technologies, Inc.
5.50%, 06/15/2035	562,000	588,803
4.95%, 12/15/2035	430,000	433,289
Medtronic, Inc., 4.38%, 03/15/2035	1,284,000	1,271,735
Stryker Corp., 5.20%, 02/10/2035	669,000	694,865
Zimmer Biomet Holdings, Inc., 5.50%, 02/19/2035	395,000	413,527
		4,083,777
Health Care Providers & Services-4.28%
Ascension Health, Series 2025, 4.92%, 11/15/2035	530,000	540,712
Cencora, Inc., 5.15%, 02/15/2035	465,000	481,196
CommonSpirit Health, 4.98%, 09/01/2035	430,000	432,761
CVS Health Corp.
4.88%, 07/20/2035	431,000	428,535
5.45%, 09/15/2035	1,000,000	1,033,332
Elevance Health, Inc., 5.20%, 02/15/2035	798,000	820,825
HCA, Inc.
5.75%, 03/01/2035	1,003,000	1,062,114
4.90%, 11/15/2035	670,000	667,464
Humana, Inc., 5.55%, 05/01/2035	487,000	495,825
McKesson Corp., 5.25%, 05/30/2035	464,000	487,064
Sutter Health, Series 2025, 5.54%, 08/15/2035	528,000	561,783
UnitedHealth Group, Inc.
5.30%, 06/15/2035(b)	668,000	697,315
4.63%, 07/15/2035	669,000	665,223
		8,374,149
	Principal Amount	Value
Health Care REITs-1.16%
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/2035	$325,000	$316,859
5.50%, 10/01/2035	366,000	376,753
Healthpeak OP LLC, 5.38%, 02/15/2035	335,000	345,731
Ventas Realty L.P., 5.00%, 01/15/2035	366,000	369,663
Welltower OP LLC, 5.13%, 07/01/2035	830,000	856,252
		2,265,258
Hotel & Resort REITs-0.24%
Host Hotels & Resorts L.P., 5.50%, 04/15/2035	455,000	464,303
Hotels, Restaurants & Leisure-1.66%
Expedia Group, Inc., 5.40%, 02/15/2035	669,000	676,281
Marriott International, Inc.
5.35%, 03/15/2035	669,000	695,219
5.25%, 10/15/2035	400,000	410,046
McDonald’s Corp.
4.95%, 03/03/2035	600,000	615,282
4.70%, 12/09/2035	497,000	502,849
Starbucks Corp., 5.40%, 05/15/2035(b)	335,000	353,331
		3,253,008
Household Durables-0.60%
D.R. Horton, Inc., 5.50%, 10/15/2035	465,000	489,629
Meritage Homes Corp., 5.65%, 03/15/2035(b)	311,000	320,993
Toll Brothers Finance Corp., 5.60%, 06/15/2035(b)	336,000	355,755
		1,166,377
Household Products-0.36%
Procter & Gamble Co. (The)
4.60%, 05/01/2035	356,000	364,311
4.35%, 11/03/2035	330,000	329,703
		694,014
Independent Power and Renewable Electricity Producers-0.65%
NSTAR Electric Co., 5.20%, 03/01/2035	470,000	484,533
Puget Energy, Inc., 5.73%, 03/15/2035	395,000	408,917
Southern Power Co., Series B, 4.90%, 10/01/2035	370,000	368,878
		1,262,328
Industrial Conglomerates-1.06%
3M Co., 5.15%, 03/15/2035	367,000	379,920
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	709,000	700,304
Honeywell International, Inc., 5.00%, 03/01/2035	970,000	1,001,022
		2,081,246
Insurance-4.46%
Allstate Corp. (The), 5.55%, 05/09/2035	366,000	389,697
American International Group, Inc.
3.88%, 01/15/2035	334,000	313,786
5.45%, 05/07/2035	420,000	438,273
American National Group, Inc., 6.00%, 07/15/2035	470,000	466,634
Arthur J. Gallagher & Co., 5.15%, 02/15/2035	1,003,000	1,017,237
Brown & Brown, Inc., 5.55%, 06/23/2035	670,000	684,005

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Insurance-(continued)
Chubb INA Holdings LLC, 4.90%, 08/15/2035	$830,000	$ 841,526
CNA Financial Corp., 5.20%, 08/15/2035	330,000	332,196
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	331,000	338,402
Lincoln National Corp., 5.35%, 11/15/2035	330,000	322,429
Manulife Financial Corp. (Canada), 4.99%, 12/11/2035	670,000	672,677
Marsh & McLennan Cos., Inc., 5.00%, 03/15/2035	1,328,000	1,352,606
MetLife, Inc., 5.70%, 06/15/2035	662,000	707,719
Prudential Financial, Inc., 5.20%, 03/14/2035	497,000	509,450
Travelers Cos., Inc. (The), 5.05%, 07/24/2035	330,000	337,975
		8,724,612
Interactive Media & Services-3.87%
Alphabet, Inc.
4.50%, 05/15/2035	831,000	836,758
4.70%, 11/15/2035	2,330,000	2,360,154
Meta Platforms, Inc., 4.88%, 11/15/2035	4,330,000	4,374,760
		7,571,672
IT Services-0.32%
International Business Machines Corp., 5.20%, 02/10/2035	604,000	623,728
Life Sciences Tools & Services-0.26%
Thermo Fisher Scientific, Inc., 4.79%, 10/07/2035	500,000	504,731
Machinery-1.85%
Caterpillar, Inc., 5.20%, 05/15/2035	1,132,000	1,186,315
Cummins, Inc., 5.30%, 05/09/2035	662,000	694,562
Deere & Co., 5.45%, 01/16/2035	831,000	887,549
Otis Worldwide Corp., 5.13%, 09/04/2035	330,000	340,159
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/2035	476,000	501,108
		3,609,693
Media-2.20%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
6.38%, 10/23/2035	1,328,000	1,387,896
5.85%, 12/01/2035	790,000	795,411
Comcast Corp.
5.30%, 05/15/2035(b)	565,000	591,428
5.65%, 06/15/2035	497,000	530,383
4.40%, 08/15/2035	528,000	512,723
6.50%, 11/15/2035	420,000	473,828
		4,291,669
Metals & Mining-0.62%
Newmont Corp., 5.88%, 04/01/2035	323,000	351,719
Nucor Corp., 5.10%, 06/01/2035	335,000	346,607
Steel Dynamics, Inc., 5.25%, 05/15/2035	500,000	514,053
		1,212,379
Multi-Utilities-1.66%
Ameren Corp., 5.38%, 03/15/2035	497,000	513,425
	Principal Amount	Value
Multi-Utilities-(continued)
Consumers Energy Co., 5.05%, 05/15/2035	$420,000	$ 432,832
Dominion Energy, Inc.
5.45%, 03/15/2035	465,000	480,644
Series B, 5.95%, 06/15/2035	329,000	354,022
DTE Electric Co., 5.25%, 05/15/2035	465,000	483,103
DTE Energy Co., 5.05%, 10/01/2035	370,000	373,538
NiSource, Inc., 5.35%, 07/15/2035	580,000	599,065
		3,236,629
Office REITs-0.29%
Boston Properties L.P., 5.75%, 01/15/2035	562,000	572,759
Oil, Gas & Consumable Fuels-9.63%
Chevron USA, Inc.
4.98%, 04/15/2035	497,000	516,071
4.85%, 10/15/2035	598,000	614,528
ConocoPhillips Co., 5.00%, 01/15/2035	831,000	855,456
Coterra Energy, Inc., 5.40%, 02/15/2035	487,000	502,964
Diamondback Energy, Inc., 5.55%, 04/01/2035	778,000	814,379
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/2035	465,000	499,468
Enbridge, Inc. (Canada)
5.55%, 06/20/2035	604,000	633,639
5.20%, 11/20/2035	330,000	336,606
Energy Transfer L.P.
4.90%, 03/15/2035	335,000	334,484
5.70%, 04/01/2035	811,000	852,265
Enterprise Products Operating LLC, 4.95%, 02/15/2035	734,000	752,207
EOG Resources, Inc., 3.90%, 04/01/2035	335,000	316,912
Equinor ASA (Norway)
5.13%, 06/03/2035	528,000	549,274
4.75%, 11/14/2035	670,000	674,443
Expand Energy Corp., 5.70%, 01/15/2035	497,000	520,627
HF Sinclair Corp., 6.25%, 01/15/2035	497,000	523,471
Kinder Morgan Energy Partners L.P., 5.80%, 03/15/2035	334,000	357,379
Kinder Morgan, Inc., 5.85%, 06/01/2035	497,000	534,499
Marathon Petroleum Corp., 5.70%, 03/01/2035	603,000	635,374
MPLX L.P.
5.40%, 04/01/2035	669,000	685,077
5.40%, 09/15/2035	1,000,000	1,021,656
ONEOK, Inc., 5.40%, 10/15/2035	670,000	684,362
Phillips 66 Co., 4.95%, 03/15/2035	400,000	405,032
Plains All American Pipeline L.P., 5.95%, 06/15/2035	669,000	707,097
Shell Finance US, Inc., 4.13%, 05/11/2035	798,000	778,687
Targa Resources Corp.
5.50%, 02/15/2035	662,000	685,327
5.55%, 08/15/2035	669,000	693,583
Viper Energy Partners LLC, 5.70%, 08/01/2035	691,000	717,241
Western Midstream Operating L.P., 5.50%, 12/15/2035	400,000	403,603
Williams Cos., Inc. (The)
5.60%, 03/15/2035	664,000	698,142
5.30%, 09/30/2035	500,000	513,768
		18,817,621

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Passenger Airlines-0.25%
Southwest Airlines Co., 5.25%, 11/15/2035	$500,000	$ 496,118
Pharmaceuticals-4.69%
Eli Lilly and Co.
5.10%, 02/12/2035	831,000	865,446
4.90%, 10/15/2035	830,000	850,374
GlaxoSmithKline Capital, Inc., 4.88%, 04/15/2035	487,000	497,367
Johnson & Johnson, 5.00%, 03/01/2035	831,000	875,116
Merck & Co., Inc.
4.95%, 09/15/2035	1,160,000	1,190,188
4.75%, 12/04/2035	999,000	1,008,481
Novartis Capital Corp., 4.60%, 11/05/2035	614,000	617,355
Pfizer, Inc., 4.88%, 11/15/2035	830,000	846,067
Royalty Pharma PLC, 5.20%, 09/25/2035	600,000	609,973
Takeda U.S. Financing, Inc., 5.20%, 07/07/2035	1,100,000	1,131,864
Zoetis, Inc., 5.00%, 08/17/2035	670,000	683,758
		9,175,989
Professional Services-0.66%
Paychex, Inc., 5.60%, 04/15/2035	796,000	816,382
Verisk Analytics, Inc., 5.25%, 03/15/2035	470,000	477,829
		1,294,211
Real Estate Management & Development-0.18%
CBRE Services, Inc., 5.50%, 06/15/2035	335,000	347,484
Residential REITs-0.33%
American Homes 4 Rent L.P., 5.25%, 03/15/2035(b)	316,000	318,937
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	335,000	332,814
		651,751
Retail REITs-0.66%
Kimco Realty OP LLC, 4.85%, 03/01/2035	335,000	338,947
Realty Income Corp., 5.13%, 04/15/2035	400,000	411,723
Simon Property Group L.P., 5.13%, 10/01/2035	530,000	542,999
		1,293,669
Semiconductors & Semiconductor Equipment-3.09%
Applied Materials, Inc., 5.10%, 10/01/2035(b)	335,000	348,810
Broadcom, Inc., 5.20%, 07/15/2035	1,660,000	1,716,253
Marvell Technology, Inc., 5.45%, 07/15/2035	330,000	343,687
Micron Technology, Inc.
5.80%, 01/15/2035	669,000	716,682
6.05%, 11/01/2035	831,000	903,026
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 5.25%, 08/19/2035	470,000	480,327
QUALCOMM, Inc.
4.65%, 05/20/2035	669,000	677,027
5.00%, 05/20/2035	400,000	410,542
Texas Instruments, Inc., 5.10%, 05/23/2035	433,000	451,012
		6,047,366
Software-4.51%
Adobe, Inc., 5.30%, 01/17/2035(b)	334,000	349,623
Autodesk, Inc., 5.30%, 06/15/2035	334,000	342,379
	Principal Amount	Value
Software-(continued)
Microsoft Corp.
3.50%, 02/12/2035(b)	$963,000	$915,580
4.20%, 11/03/2035(b)	455,000	457,959
Oracle Corp.
3.90%, 05/15/2035	832,000	730,554
5.50%, 08/03/2035	1,168,000	1,155,043
5.20%, 09/26/2035	2,660,000	2,571,451
Roper Technologies, Inc., 5.10%, 09/15/2035	662,000	661,093
Synopsys, Inc., 5.15%, 04/01/2035	1,597,000	1,636,238
		8,819,920
Specialized REITs-0.89%
American Tower Corp., 5.40%, 01/31/2035	400,000	416,744
Extra Space Storage L.P., 5.40%, 06/15/2035	329,000	340,755
Prologis L.P.
5.00%, 01/31/2035	461,000	472,575
5.25%, 05/15/2035	497,000	518,016
		1,748,090
Specialty Retail-1.94%
AutoNation, Inc., 5.89%, 03/15/2035	330,000	344,560
Booz Allen Hamilton, Inc., 5.95%, 04/15/2035(b)	431,000	437,391
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	512,000	508,869
5.50%, 04/01/2035	669,000	696,036
Home Depot, Inc. (The), 4.65%, 09/15/2035	670,000	671,039
Leidos, Inc., 5.50%, 03/15/2035	315,000	328,316
Lowe`s Cos., Inc., 4.85%, 10/15/2035	799,000	799,818
		3,786,029
Technology Hardware, Storage & Peripherals-1.03%
Apple, Inc., 4.75%, 05/12/2035	669,000	693,810
Hewlett Packard Enterprise Co., 6.20%, 10/15/2035	477,000	517,285
HP, Inc., 6.10%, 04/25/2035(b)	335,000	358,305
NetApp, Inc., 5.70%, 03/17/2035	420,000	438,704
		2,008,104
Textiles, Apparel & Luxury Goods-0.26%
Tapestry, Inc., 5.50%, 03/11/2035	498,000	516,735
Tobacco-1.47%
Altria Group, Inc.
5.63%, 02/06/2035	334,000	351,286
5.25%, 08/06/2035	335,000	343,543
B.A.T. Capital Corp. (United Kingdom), 5.63%, 08/15/2035(b)	649,000	684,674
Philip Morris International, Inc.
4.88%, 04/30/2035	400,000	406,370
4.63%, 10/29/2035	570,000	565,256
Reynolds American, Inc. (United Kingdom), 5.70%, 08/15/2035	497,000	524,681
		2,875,810
Trading Companies & Distributors-0.25%
GATX Corp., 5.50%, 06/15/2035	465,000	483,383

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Water Utilities-0.44%
American Water Capital Corp., 5.25%, 03/01/2035	$508,000	$ 528,427
Essential Utilities, Inc., 5.25%, 08/15/2035	330,000	338,649
		867,076
Wireless Telecommunication Services-0.99%
T-Mobile USA, Inc.
4.70%, 01/15/2035	604,000	600,931
5.30%, 05/15/2035	649,000	672,421
4.95%, 11/15/2035	664,000	670,379
		1,943,731
Total U.S. Dollar Denominated Bonds & Notes (Cost $190,533,039)		192,477,494
	Shares
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(c)(d) (Cost $135,758)	135,758	135,758
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.54% (Cost $190,668,797)		192,613,252
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.38%
Invesco Private Government Fund, 3.64%(c)(d)(e)	1,219,138	$ 1,219,138
Invesco Private Prime Fund, 3.81%(c)(d)(e)	5,391,922	5,393,540
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,612,678)		6,612,678
TOTAL INVESTMENTS IN SECURITIES-101.92% (Cost $197,281,475)		199,225,930
OTHER ASSETS LESS LIABILITIES-(1.92)%		(3,759,025)
NET ASSETS-100.00%		$195,466,905

Investment Abbreviations:
DAC	-Designated Activity Co.
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$79,351	$2,938,598	$(2,882,191)	$-	$-	$135,758	$4,658
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	147,715	5,303,432	(4,232,009)	-	-	1,219,138	14,429*
Invesco Private Prime Fund	383,929	11,956,932	(6,947,297)	(25)	1	5,393,540	38,582*
Total	$610,995	$20,198,962	$(14,061,497)	$(25)	$1	$6,748,436	$57,669

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)—(continued)
February 28, 2026
(Unaudited)
(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
February 28, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-79.37%
Aerospace & Defense-4.13%
Bombardier, Inc. (Canada)
7.50%, 02/01/2029(b)(c)	$7,101,000	$7,388,242
8.75%, 11/15/2030(b)	19,862,000	21,303,822
TransDigm, Inc., 6.75%, 08/15/2028(b)	17,103,000	17,428,898
		46,120,962
Banks-1.29%
Freedom Mortgage Corp., 12.25%, 10/01/2030(b)	13,244,000	14,413,697
Building Products-0.08%
STL Holding Co. LLC, 8.75%, 02/15/2029(b)	875,000	921,097
Capital Markets-1.59%
Aretec Group, Inc., 10.00%, 08/15/2030(b)	16,679,000	17,766,037
Chemicals-2.41%
Calderys Financing LLC (France), 11.25%, 06/01/2028(b)	14,722,000	15,309,629
Consolidated Energy Finance S.A. (Switzerland), 6.50%, 05/15/2026(b)	5,229,000	5,195,182
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	6,368,000	6,384,934
		26,889,745
Commercial Services & Supplies-2.92%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026(c)	11,362,000	11,370,522
RB Global Holdings, Inc. (Canada), 7.75%, 03/15/2031(b)(c)	20,385,000	21,219,052
		32,589,574
Communications Equipment-1.15%
Hughes Satellite Systems Corp., 5.25%, 08/01/2026(c)	13,469,000	12,897,370
Consumer Finance-3.65%
Encore Capital Group, Inc., 9.25%, 04/01/2029(b)	13,236,000	13,869,918
Navient Corp., 6.75%, 06/15/2026	13,381,000	13,442,031
SLM Corp., 3.13%, 11/02/2026	13,586,000	13,406,636
		40,718,585
Distributors-2.01%
Windsor Holdings III LLC, 8.50%, 06/15/2030(b)	21,410,000	22,478,188
Diversified Consumer Services-1.61%
Allwyn Entertainment Financing (UK) PLC (United Kingdom), 7.88%, 04/30/2029(b)(c)	17,260,000	17,938,709
Diversified Telecommunication Services-3.25%
Altice France S.A. (France), 9.50%, 11/01/2029(b)	35,686,431	36,266,121
	Principal Amount	Value
Electric Utilities-6.67%
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	$31,900,000	$ 33,665,729
Vistra Operations Co. LLC, 7.75%, 10/15/2031(b)	38,661,000	40,873,569
		74,539,298
Electrical Equipment-3.17%
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)	35,086,000	35,364,583
Financial Services-7.07%
EG Global Finance PLC (United Kingdom), 12.00%, 11/30/2028(b)(c)	30,127,000	32,408,187
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(b)	7,904,000	7,915,421
NCR Atleos Corp., 9.50%, 04/01/2029(b)	35,996,000	38,675,974
		78,999,582
Ground Transportation-0.46%
Hertz Corp. (The), 4.63%, 12/01/2026(b)	5,658,000	5,158,557
Health Care Providers & Services-6.30%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/2028(b)	4,019,000	4,163,861
LifePoint Health, Inc.
9.88%, 08/15/2030(b)	21,413,000	22,873,731
11.00%, 10/15/2030(b)	29,250,000	31,805,631
Team Health Holdings, Inc., 8.38%, 06/30/2028(b)	11,389,000	11,472,906
		70,316,129
Hotel & Resort REITs-1.18%
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(b)	13,299,000	13,241,573
Hotels, Restaurants & Leisure-4.22%
Brinker International, Inc., 8.25%, 07/15/2030(b)	9,586,000	10,135,195
Empire Resorts, Inc., 7.75%, 11/01/2026(b)(c)	8,196,000	8,139,735
MGM Resorts International, 4.63%, 09/01/2026	10,953,000	10,972,700
Travel + Leisure Co., 6.63%, 07/31/2026(b)	17,804,000	17,864,854
		47,112,484
Household Durables-0.17%
FXI Holdings, Inc., 14.00% PIK Rate, 2.00% Cash Rate, 11/15/2029(d)	3,168,060	1,851,446
Life Sciences Tools & Services-2.36%
IQVIA, Inc., 5.00%, 10/15/2026(b)	26,305,000	26,328,346
Marine Transportation-1.88%
Viking Cruises Ltd., 9.13%, 07/15/2031(b)	19,722,000	20,993,181

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Media-6.58%
DISH DBS Corp., 5.25%, 12/01/2026(b)	$48,139,000	$ 46,804,649
Sirius XM Radio LLC, 3.13%, 09/01/2026(b)	26,765,000	26,635,669
		73,440,318
Metals & Mining-1.47%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. (Canada), 8.75%, 07/15/2026(b)(c)	15,390,000	14,360,237
Warrior Met Coal, Inc., 7.88%, 12/01/2028(b)	2,050,000	2,092,845
		16,453,082
Mortgage REITs-0.95%
Starwood Property Trust, Inc., 3.63%, 07/15/2026(b)	10,704,000	10,661,242
Oil, Gas & Consumable Fuels-4.32%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/2026(b)	7,786,000	7,826,760
Buckeye Partners L.P., 3.95%, 12/01/2026	15,954,000	15,846,232
Crescent Energy Finance LLC, 9.25%, 02/15/2028(b)(c)	2,416,000	2,487,687
SM Energy Co.
6.75%, 09/15/2026	11,399,000	11,416,566
5.00%, 10/15/2026(b)	10,668,000	10,670,118
		48,247,363
Pharmaceuticals-2.04%
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 12.25%, 04/15/2029(b)	21,268,000	22,734,365
Real Estate Management & Development-2.03%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)(c)	10,960,000	11,607,396
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	10,596,000	11,106,145
		22,713,541
Software-1.73%
Fair Isaac Corp., 5.25%, 05/15/2026(b)	9,522,000	9,532,227
RingCentral, Inc., 8.50%, 08/15/2030(b)(c)	9,368,000	9,845,262
		19,377,489
	Principal Amount	Value
Specialty Retail-1.21%
Bath & Body Works, Inc., 7.50%, 06/15/2029	$13,211,000	$ 13,503,505
Textiles, Apparel & Luxury Goods-1.47%
Under Armour, Inc., 3.25%, 06/15/2026(c)	16,439,000	16,372,621
Total U.S. Dollar Denominated Bonds & Notes (Cost $885,217,654)		886,408,790
	Shares
Money Market Funds-16.25%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(e)(f) (Cost $181,472,648)	181,472,648	181,472,648
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-95.62% (Cost $1,066,690,302)		1,067,881,438
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.02%
Invesco Private Government Fund, 3.64%(e)(f)(g)	18,695,400	18,695,400
Invesco Private Prime Fund, 3.81%(e)(f)(g)	48,489,349	48,503,896
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,199,296)		67,199,296
TOTAL INVESTMENTS IN SECURITIES-101.64% (Cost $1,133,889,598)		1,135,080,734
OTHER ASSETS LESS LIABILITIES-(1.64)%		(18,320,303)
NET ASSETS-100.00%		$1,116,760,431

Investment Abbreviations:
PIK	-Pay-in-Kind
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2026 was $758,944,227, which represented 67.96% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$85,881,696	$532,479,323	$(436,888,371)	$-	$-	$181,472,648	$2,069,267
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,048,627	78,704,034	(92,057,261)	-	-	18,695,400	369,413*
Invesco Private Prime Fund	83,352,265	154,051,628	(188,900,605)	(5,815)	6,423	48,503,896	1,015,937*
Total	$201,282,588	$765,234,985	$(717,846,237)	$(5,815)	$6,423	$248,671,944	$3,454,617

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
February 28, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-91.71%
Aerospace & Defense-2.88%
Bombardier, Inc. (Canada)
7.25%, 07/01/2031(b)(c)	$7,260,000	$7,733,084
7.00%, 06/01/2032(b)(c)	7,265,000	7,661,974
Moog, Inc., 4.25%, 12/15/2027(b)	4,845,000	4,835,471
TransDigm, Inc., 6.75%, 08/15/2028(b)	3,550,000	3,617,645
		23,848,174
Automobile Components-4.04%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027(b)(c)	3,355,000	3,352,870
5.75%, 07/15/2027(b)	2,940,000	2,940,298
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)(c)	6,534,000	6,963,225
Forvia SE (France), 8.00%, 06/15/2030(b)(c)	4,840,000	5,160,369
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 05/31/2032(b)	7,750,000	8,196,129
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	6,779,000	6,765,329
		33,378,220
Automobiles-0.46%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	3,802,000	3,807,834
Banks-0.63%
Freedom Mortgage Corp., 6.63%, 01/15/2027(b)	5,180,000	5,178,143
Broadline Retail-2.68%
Kohl’s Corp., 10.00%, 06/01/2030(b)	3,490,000	3,802,100
Rakuten Group, Inc. (Japan), 11.25%, 02/15/2027(b)	17,453,000	18,393,902
		22,196,002
Building Products-0.38%
JELD-WEN, Inc., 4.88%, 12/15/2027(b)	3,876,000	3,179,701
Capital Markets-2.28%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	13,363,000	13,172,380
StoneX Group, Inc., 7.88%, 03/01/2031(b)	5,330,000	5,662,011
		18,834,391
Chemicals-3.50%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., 4.75%, 06/15/2027(b)	4,843,000	4,844,081
Celanese US Holdings LLC, 7.17%, 07/15/2027(c)	5,363,000	5,555,666
Chemours Co. (The), 5.38%, 05/15/2027(c)	4,789,000	4,842,421
HB Fuller Co., 4.00%, 02/15/2027(c)	2,904,000	2,872,709
Methanex Corp. (Canada), 5.13%, 10/15/2027	6,645,000	6,675,700
NOVA Chemicals Corp. (Canada), 7.00%, 12/01/2031(b)	3,875,000	4,143,588
		28,934,165
Commercial Services & Supplies-3.86%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	5,692,000	5,701,418
	Principal Amount	Value
Commercial Services & Supplies-(continued)
CoreCivic, Inc., 4.75%, 10/15/2027	$2,313,000	$ 2,315,222
Enviri Corp., 5.75%, 07/31/2027(b)(c)	4,512,000	4,518,903
GEO Group, Inc. (The), 10.25%, 04/15/2031	6,054,000	6,504,516
Pitney Bowes, Inc., 6.88%, 03/15/2027(b)	3,354,000	3,357,468
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(b)(c)	9,686,000	9,538,529
		31,936,056
Construction Materials-0.37%
Global Infrastructure Solutions, Inc., 7.50%, 04/15/2032(b)(c)	2,901,000	3,076,330
Consumer Finance-2.93%
Encore Capital Group, Inc., 8.50%, 05/15/2030(b)(c)	4,844,000	5,184,867
Navient Corp.
5.00%, 03/15/2027(c)	6,780,000	6,682,851
11.50%, 03/15/2031	4,843,000	5,135,724
OneMain Finance Corp., 3.50%, 01/15/2027	7,264,000	7,183,697
		24,187,139
Containers & Packaging-2.93%
Graphic Packaging International LLC, 4.75%, 07/15/2027(b)	2,908,000	2,914,147
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(b)(c)	5,505,000	5,513,390
Sealed Air Corp., 4.00%, 12/01/2027(b)(c)	4,119,075	4,109,786
Trivium Packaging Finance B.V. (Netherlands)
8.25%, 07/15/2030(b)(c)	5,117,000	5,484,835
12.25%, 01/15/2031(b)	5,655,000	6,231,188
		24,253,346
Diversified Consumer Services-1.53%
Service Corp. International, 4.63%, 12/15/2027	5,325,000	5,324,541
Sotheby’s, 7.38%, 10/15/2027(b)	7,402,000	7,361,518
		12,686,059
Diversified Telecommunication Services-1.19%
Iliad Holding S.A.S. (France), 8.50%, 04/15/2031(b)(c)	9,199,000	9,860,675
Electric Utilities-3.37%
Vistra Operations Co. LLC
5.00%, 07/31/2027(b)	12,322,000	12,328,752
6.88%, 04/15/2032(b)(c)	9,686,000	10,194,418
XPLR Infrastructure Operating Partners L.P., 4.50%, 09/15/2027(b)(c)	5,322,000	5,302,319
		27,825,489
Electrical Equipment-2.69%
EnerSys, 4.38%, 12/15/2027(b)	2,902,000	2,900,739
Lightning Power LLC, 7.25%, 08/15/2032(b)	14,530,000	15,435,394
Nissan Motor Acceptance Co. LLC, 5.30%, 09/13/2027(b)(c)	3,873,000	3,902,028
		22,238,161

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Entertainment-2.99%
Live Nation Entertainment, Inc.
6.50%, 05/15/2027(b)	$11,627,000	$11,689,786
4.75%, 10/15/2027(b)	9,204,000	9,203,905
Odeon Finco PLC (United Kingdom), 12.75%, 11/01/2027(b)	3,798,000	3,850,538
		24,744,229
Financial Services-3.14%
Freedom Mortgage Holdings LLC, 9.13%, 05/15/2031(b)	7,020,000	7,275,331
GGAM Finance Ltd. (Ireland), 8.00%, 02/15/2027(b)	6,774,000	6,855,288
LD Holdings Group LLC, 8.75%, 11/01/2027(b)	3,261,000	3,113,353
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027(b)	3,870,000	3,843,411
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(b)	4,847,000	4,829,423
		25,916,806
Food Products-0.57%
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/2029(b)	4,562,000	4,751,159
Gas Utilities-0.61%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 05/20/2027	4,960,000	5,003,856
Ground Transportation-0.72%
XPO, Inc., 7.13%, 02/01/2032(b)(c)	5,661,000	5,937,868
Health Care Equipment & Supplies-1.46%
Neogen Food Safety Corp., 8.63%, 07/20/2030(b)(c)	3,355,000	3,588,122
Teleflex, Inc., 4.63%, 11/15/2027	4,847,000	4,823,167
Varex Imaging Corp., 7.88%, 10/15/2027(b)	3,563,000	3,643,916
		12,055,205
Health Care Providers & Services-1.72%
Tenet Healthcare Corp., 5.13%, 11/01/2027	14,222,000	14,238,245
Health Care REITs-1.61%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027(c)	13,555,000	13,290,312
Health Care Technology-0.35%
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 06/15/2027(b)	2,909,000	2,861,749
Hotel & Resort REITs-1.31%
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	6,640,000	6,643,236
Service Properties Trust, 5.50%, 12/15/2027	4,161,000	4,173,167
		10,816,403
Hotels, Restaurants & Leisure-5.17%
Academy Ltd., 6.00%, 11/15/2027(b)(c)	3,664,000	3,685,797
Boyd Gaming Corp., 4.75%, 12/01/2027	9,684,000	9,676,089
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	5,685,000	5,689,048
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027(b)(c)	$7,213,000	$ 7,208,031
PENN Entertainment, Inc., 5.63%, 01/15/2027(b)(c)	3,795,000	3,811,004
Travel + Leisure Co., Series J, 6.00%, 04/01/2027(c)	3,876,000	3,926,411
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)	8,714,000	8,744,952
		42,741,332
Household Durables-1.35%
Beazer Homes USA, Inc., 5.88%, 10/15/2027(c)	3,312,000	3,319,189
Newell Brands, Inc., 6.38%, 09/15/2027	4,847,000	4,932,674
Tri Pointe Homes, Inc., 5.25%, 06/01/2027(c)	2,902,000	2,924,180
		11,176,043
Insurance-3.18%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/2027(b)	7,267,000	7,182,051
6.75%, 10/15/2027(b)	12,976,000	12,983,342
USI, Inc., 7.50%, 01/15/2032(b)	5,993,000	6,141,351
		26,306,744
Interactive Media & Services-3.88%
Discovery Global Holdings, Inc., 3.76%, 03/15/2027	11,570,000	11,542,174
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	4,271,000	4,272,549
Nexstar Media, Inc., 5.63%, 07/15/2027(b)	16,282,000	16,294,195
		32,108,918
IT Services-1.77%
Cablevision Lightpath LLC, 3.88%, 09/15/2027(b)(c)	4,234,000	4,233,306
Cogent Communications Group, Inc., 7.00%, 06/15/2027(b)(c)	4,272,000	4,197,034
EquipmentShare.com, Inc., 8.63%, 05/15/2032(b)(c)	5,810,000	6,221,889
		14,652,229
Machinery-2.63%
Chart Industries, Inc.
7.50%, 01/01/2030(b)	1,503,000	1,563,213
9.50%, 01/01/2031(b)	4,808,000	5,061,348
TK Elevator U.S. Newco, Inc. (Germany), 5.25%, 07/15/2027(b)(c)	15,103,000	15,121,563
		21,746,124
Media-7.55%
Belo Corp.
7.75%, 06/01/2027	1,936,000	2,020,613
7.25%, 09/15/2027	2,320,000	2,404,671
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027(b)	8,565,000	8,576,745
CSC Holdings LLC, 5.50%, 04/15/2027(b)	11,428,000	9,700,226

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Media-(continued)
DISH Network Corp., 11.75%, 11/15/2027(b)	$24,292,000	$ 25,162,407
Sirius XM Radio LLC, 5.00%, 08/01/2027(b)	14,530,000	14,530,369
		62,395,031
Metals & Mining-1.09%
Alcoa Nederland Holding B.V., 7.13%, 03/15/2031(b)(c)	7,260,000	7,680,586
Compass Minerals International, Inc., 6.75%, 12/01/2027(b)	1,347,000	1,353,782
		9,034,368
Mortgage REITs-0.97%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027(b)	3,245,000	3,196,121
Starwood Property Trust, Inc., 4.38%, 01/15/2027(b)(c)	4,847,000	4,813,392
		8,009,513
Oil, Gas & Consumable Fuels-5.35%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(b)	3,127,000	3,750,508
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/2032(b)	4,847,000	5,129,852
Crescent Energy Finance LLC, 9.75%, 10/15/2030(b)	2,300,000	2,476,698
EnQuest PLC (United Kingdom), 11.63%, 11/01/2027(b)(c)	4,506,000	4,574,635
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029	3,386,000	3,421,584
Murphy Oil USA, Inc., 5.63%, 05/01/2027	2,910,000	2,909,972
NuStar Logistics L.P., 5.63%, 04/28/2027	5,330,000	5,384,467
SM Energy Co., 6.63%, 01/15/2027	4,037,000	4,048,045
Sunoco L.P.
5.88%, 07/15/2027(b)	4,835,000	4,848,282
7.25%, 05/01/2032(b)	7,265,000	7,679,606
		44,223,649
Passenger Airlines-0.48%
Allegiant Travel Co., 7.25%, 08/15/2027(b)	3,905,000	3,944,296
Personal Care Products-1.00%
BellRing Brands, Inc., 7.00%, 03/15/2030(b)	8,131,000	8,302,223
Professional Services-0.46%
Korn Ferry, 4.63%, 12/15/2027(b)	3,799,000	3,785,163
Real Estate Management & Development-0.63%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/2030(b)	4,845,000	5,224,223
Retail REITs-0.58%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/2027(b)	4,820,000	4,759,670
	Principal Amount	Value
Software-1.06%
Gen Digital, Inc., 6.75%, 09/30/2027(b)	$8,714,000	$ 8,788,557
Specialized REITs-1.17%
Iron Mountain, Inc., 4.88%, 09/15/2027(b)	9,685,000	9,687,168
Specialty Retail-1.99%
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	3,800,000	3,804,208
Wand NewCo 3, Inc., 7.63%, 01/30/2032(b)	12,105,000	12,637,810
		16,442,018
Textiles, Apparel & Luxury Goods-1.20%
Champ Acquisition Corp., 8.38%, 12/01/2031(b)	4,845,000	5,164,406
VF Corp., 2.80%, 04/23/2027(c)	4,845,000	4,728,730
		9,893,136
Total U.S. Dollar Denominated Bonds & Notes (Cost $756,374,145)		758,256,122
	Shares
Money Market Funds-6.76%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $55,853,735)	55,853,735	55,853,735
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.47% (Cost $812,227,880)		814,109,857
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.97%
Invesco Private Government Fund, 3.64%(d)(e)(f)	27,407,763	27,407,763
Invesco Private Prime Fund, 3.81%(d)(e)(f)	71,560,595	71,582,063
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $98,989,826)		98,989,826
TOTAL INVESTMENTS IN SECURITIES-110.44% (Cost $911,217,706)		913,099,683
OTHER ASSETS LESS LIABILITIES-(10.44)%		(86,332,492)
NET ASSETS-100.00%		$826,767,191

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
February 28, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2026 was $570,125,536, which represented 68.96% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$38,465,155	$199,661,690	$(182,273,110)	$-	$-	$55,853,735	$430,401
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,838,314	76,442,564	(77,873,115)	-	-	27,407,763	588,212*
Invesco Private Prime Fund	74,984,082	164,057,990	(167,458,998)	(5,708)	4,697	71,582,063	1,588,563*
Total	$142,287,551	$440,162,244	$(427,605,223)	$(5,708)	$4,697	$154,843,561	$2,607,176

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
February 28, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.83%
Aerospace & Defense-0.89%
Bombardier, Inc. (Canada)
6.00%, 02/15/2028(b)	$25,000	$24,995
6.75%, 06/15/2033(b)	3,610,000	3,808,525
BWX Technologies, Inc., 4.13%, 06/30/2028(b)	1,929,000	1,912,017
		5,745,537
Automobile Components-4.92%
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028(c)	1,202,000	1,203,977
ANGI Group LLC, 3.88%, 08/15/2028(b)(c)	2,407,000	2,162,303
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)(c)	2,407,000	2,353,514
Clarios Global L.P./Clarios US Finance Co., 6.75%, 05/15/2028(b)	3,429,000	3,509,832
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/2028(b)	2,407,000	2,384,820
Tenneco, Inc., 8.00%, 11/17/2028(b)	9,143,000	9,149,811
United Rentals (North America), Inc., 4.88%, 01/15/2028(c)	8,038,000	8,038,510
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)(c)	2,890,000	2,989,037
		31,791,804
Automobiles-0.45%
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	3,130,000	2,931,120
Biotechnology-1.59%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	2,121,000	1,856,286
Genmab A/S (Denmark), 7.25%, 12/15/2033(b)(c)	4,810,000	5,106,830
Grifols S.A. (Spain), 4.75%, 10/15/2028(b)(c)	3,394,000	3,353,865
		10,316,981
Building Products-1.18%
Adams Homes, Inc., 9.25%, 10/15/2028(b)	1,921,000	2,000,785
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/2028(b)	2,819,000	2,829,817
9.75%, 07/15/2028(b)	603,000	610,613
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 02/15/2028	2,166,000	2,161,197
		7,602,412
Capital Markets-0.71%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	4,815,000	4,596,329
Chemicals-5.34%
Celanese US Holdings LLC, 6.85%, 11/15/2028(c)	3,590,000	3,780,977
Chemours Co. (The), 5.75%, 11/15/2028(b)	3,765,000	3,790,015
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(b)	2,646,000	2,642,663
	Principal Amount	Value
Chemicals-(continued)
Element Solutions, Inc., 3.88%, 09/01/2028(b)(c)	$3,853,000	$ 3,790,538
HB Fuller Co., 4.25%, 10/15/2028(c)	1,441,000	1,417,636
Herens Holdco S.a.r.l. (Luxembourg), 4.75%, 05/15/2028(b)	1,685,000	1,483,695
Ingevity Corp., 3.88%, 11/01/2028(b)	2,647,000	2,588,770
LSB Industries, Inc., 6.25%, 10/15/2028(b)	2,112,000	2,124,670
Minerals Technologies, Inc., 5.00%, 07/01/2028(b)	1,921,000	1,920,510
Olympus Water US Holding Corp., 4.25%, 10/01/2028(b)(c)	3,926,000	3,820,174
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(b)	5,290,000	5,273,688
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/2028(b)	1,927,000	1,909,177
		34,542,513
Commercial Services & Supplies-2.83%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.
4.63%, 06/01/2028(b)	3,724,000	3,691,004
4.63%, 06/01/2028(b)(c)	5,898,000	5,857,704
Garda World Security Corp. (Canada), 7.75%, 02/15/2028(b)	1,811,000	1,855,813
GFL Environmental, Inc., 4.00%, 08/01/2028(b)	3,605,000	3,551,481
Madison IAQ LLC, 4.13%, 06/30/2028(b)	3,365,000	3,323,596
		18,279,598
Communications Equipment-0.29%
Viasat, Inc., 6.50%, 07/15/2028(b)	1,927,000	1,903,975
Construction & Engineering-0.62%
Fluor Corp., 4.25%, 09/15/2028(c)	2,438,000	2,421,683
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/2028(b)	1,563,000	1,584,461
		4,006,144
Construction Materials-0.77%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)(c)	3,417,000	2,583,359
Williams Scotsman, Inc., 4.63%, 08/15/2028(b)	2,407,000	2,399,440
		4,982,799
Consumer Finance-2.88%
Credit Acceptance Corp., 9.25%, 12/15/2028(b)	2,892,000	3,025,330
Enova International, Inc., 11.25%, 12/15/2028(b)	1,927,000	2,036,752
EZCORP, Inc., 7.38%, 04/01/2032(b)(c)	1,440,000	1,545,751
FirstCash, Inc., 4.63%, 09/01/2028(b)	2,407,000	2,379,437
goeasy Ltd. (Canada), 9.25%, 12/01/2028(b)(c)	2,646,000	2,620,099
Navient Corp., 4.88%, 03/15/2028	2,407,000	2,301,246

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Consumer Finance-(continued)
OneMain Finance Corp., 3.88%, 09/15/2028	$2,892,000	$ 2,800,090
PRA Group, Inc., 8.38%, 02/01/2028(b)	1,914,000	1,930,087
		18,638,792
Consumer Staples Distribution & Retail-2.36%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 6.50%, 02/15/2028(b)	3,610,000	3,676,911
Aramark Services, Inc., 5.00%, 02/01/2028(b)(c)	5,539,000	5,543,952
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	1,927,000	1,823,590
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	1,739,000	1,743,759
US Foods, Inc., 6.88%, 09/15/2028(b)	2,407,000	2,484,727
		15,272,939
Containers & Packaging-2.84%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	2,891,000	2,798,806
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	2,147,000	2,145,416
Graphic Packaging International LLC, 3.50%, 03/15/2028(b)	2,167,000	2,108,313
Iris Holding, Inc., 10.00%, 12/15/2028(b)	1,927,000	1,764,891
Sealed Air Corp., 6.13%, 02/01/2028(b)	3,733,000	3,786,916
Silgan Holdings, Inc., 4.13%, 02/01/2028	2,742,000	2,727,187
Trident TPI Holdings, Inc., 12.75%, 12/31/2028(b)	2,982,000	3,062,949
		18,394,478
Diversified Consumer Services-0.29%
Covista, Inc., 5.50%, 03/01/2028(b)	1,845,000	1,845,000
Diversified REITs-0.42%
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 04/15/2028(b)	2,743,000	2,738,481
Diversified Telecommunication Services-0.77%
Iliad Holding S.A.S. (France), 7.00%, 10/15/2028(b)	4,108,000	4,165,089
Level 3 Financing, Inc., 4.25%, 07/01/2028(b)	860,000	833,369
		4,998,458
Electric Utilities-0.47%
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	3,076,000	3,042,132
Electrical Equipment-1.10%
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028(b)	3,370,000	3,504,078
5.63%, 09/29/2028(b)(c)	3,610,000	3,635,112
		7,139,190
	Principal Amount	Value
Electronic Equipment, Instruments & Components-0.79%
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l.
4.63%, 05/01/2028(b)(c)	$1,670,000	$1,547,058
5.00%, 05/01/2028(b)(c)	1,674,000	1,552,240
5.75%, 05/15/2028(b)(c)	2,160,000	2,025,979
		5,125,277
Energy Equipment & Services-1.73%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 04/01/2028(b)	3,654,000	3,658,714
Bristow Group, Inc., 6.88%, 03/01/2028(b)(c)	1,597,000	1,597,000
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	3,774,000	3,818,529
Oceaneering International, Inc., 6.00%, 02/01/2028	941,000	958,037
Transocean Aquila Ltd., 8.00%, 09/30/2028(b)	1,112,292	1,145,380
		11,177,660
Entertainment-0.94%
Cinemark USA, Inc., 5.25%, 07/15/2028(b)(c)	3,682,000	3,685,664
Live Nation Entertainment, Inc., 3.75%, 01/15/2028(b)	2,407,000	2,370,793
		6,056,457
Financial Services-1.80%
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(b)(c)	1,922,000	1,912,693
GGAM Finance Ltd. (Ireland), 8.00%, 06/15/2028(b)(c)	2,892,000	3,042,679
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	4,780,000	4,548,535
LD Holdings Group LLC, 6.13%, 04/01/2028(b)	2,400,000	2,138,223
		11,642,130
Food Products-1.27%
B&G Foods, Inc., 8.00%, 09/15/2028(b)(c)	3,843,000	3,732,825
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/2028(b)	2,050,000	2,040,602
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)(c)	2,407,000	2,409,510
		8,182,937
Gas Utilities-0.37%
AmeriGas Partners L.P./AmeriGas Finance Corp., 9.38%, 06/01/2028(b)	2,328,000	2,407,513
Health Care Equipment & Supplies-1.73%
Bausch & Lomb Corp., 8.38%, 10/01/2028(b)	6,740,000	6,992,750
Hologic, Inc., 4.63%, 02/01/2028(b)	1,817,000	1,816,440
Teleflex, Inc., 4.25%, 06/01/2028(b)	2,407,000	2,372,279
		11,181,469
Health Care Providers & Services-4.05%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(b)(c)	2,167,000	2,158,473
Avantor Funding, Inc., 4.63%, 07/15/2028(b)(c)	7,461,000	7,397,537

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
Cano Health LLC, 6.25%, 10/01/2028(b)(d)(e)(f)	$100,000	$ 425
LifePoint Health, Inc., 8.38%, 02/15/2032(b)	3,372,000	3,653,114
Molina Healthcare, Inc., 4.38%, 06/15/2028(b)	3,853,000	3,789,044
Tenet Healthcare Corp.
4.63%, 06/15/2028	2,883,000	2,880,637
6.13%, 10/01/2028	6,313,000	6,331,263
		26,210,493
Health Care REITs-1.56%
Diversified Healthcare Trust, 4.75%, 02/15/2028	2,407,000	2,355,420
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	7,220,000	7,732,641
		10,088,061
Hotel & Resort REITs-0.85%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/2028(b)	3,490,000	3,492,009
RHP Hotel Properties L.P./RHP Finance Corp., 7.25%, 07/15/2028(b)	1,922,000	1,975,016
		5,467,025
Hotels, Restaurants & Leisure-3.26%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.38%, 01/15/2028(b)(c)	3,607,000	3,593,643
Churchill Downs, Inc., 4.75%, 01/15/2028(b)(c)	3,365,000	3,356,452
Full House Resorts, Inc., 8.25%, 02/15/2028(b)(c)	1,975,000	1,718,250
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(c)	1,684,000	1,668,237
MGM Resorts International, 4.75%, 10/15/2028(c)	3,607,000	3,611,011
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 6.50%, 10/01/2028(c)	1,448,000	1,450,205
Station Casinos LLC, 4.50%, 02/15/2028(b)(c)	3,323,000	3,311,315
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(b)(c)	2,404,000	2,388,611
		21,097,724
Household Durables-2.08%
Dream Finders Homes, Inc., 8.25%, 08/15/2028(b)	1,442,000	1,490,725
LGI Homes, Inc., 8.75%, 12/15/2028(b)(c)	1,921,000	2,005,499
M/I Homes, Inc., 4.95%, 02/01/2028	1,915,000	1,911,532
Newell Brands, Inc., 8.50%, 06/01/2028(b)	6,014,000	6,333,592
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	1,689,000	1,716,504
		13,457,852
Household Products-0.99%
Central Garden & Pet Co., 5.13%, 02/01/2028	1,678,000	1,681,365
	Principal Amount	Value
Household Products-(continued)
Energizer Holdings, Inc., 4.75%, 06/15/2028(b)	$2,808,000	$ 2,783,331
Prestige Brands, Inc., 5.13%, 01/15/2028(b)	1,929,000	1,929,066
		6,393,762
Independent Power and Renewable Electricity Producers-1.38%
Atlantica Sustainable Infrastructure Ltd. (Spain), 4.13%, 06/15/2028(b)(c)	1,516,000	1,484,295
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	4,094,000	4,082,600
TerraForm Power Operating LLC, 5.00%, 01/31/2028(b)	3,365,000	3,376,276
		8,943,171
Insurance-0.94%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 04/15/2028(b)	6,020,000	6,092,770
Interactive Media & Services-1.40%
Cars.com, Inc., 6.38%, 11/01/2028(b)(c)	1,924,000	1,885,083
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	2,407,000	2,379,621
Nexstar Media, Inc., 4.75%, 11/01/2028(b)(c)	4,815,000	4,794,276
		9,058,980
IT Services-2.68%
Ahead DB Holdings LLC, 6.63%, 05/01/2028(b)	1,927,000	1,865,857
Arches Buyer, Inc., 4.25%, 06/01/2028(b)(c)	4,574,000	4,433,721
ASGN, Inc., 4.63%, 05/15/2028(b)(c)	2,647,000	2,568,727
Cablevision Lightpath LLC, 5.63%, 09/15/2028(b)(c)	1,776,000	1,775,798
EquipmentShare.com, Inc., 9.00%, 05/15/2028(b)	4,960,000	5,201,418
Virtusa Corp., 7.13%, 12/15/2028(b)	1,688,000	1,480,223
		17,325,744
Machinery-1.68%
ATS Corp. (Canada), 4.13%, 12/15/2028(b)(c)	1,688,000	1,655,295
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028(b)	2,408,000	2,543,985
Titan International, Inc., 7.00%, 04/30/2028(c)	1,920,000	1,929,037
Trinity Industries, Inc., 7.75%, 07/15/2028(b)	2,886,000	2,971,013
Wabash National Corp., 4.50%, 10/15/2028(b)(c)	1,921,000	1,771,967
		10,871,297
Media-12.18%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)(c)	2,699,000	2,223,639
AMC Networks, Inc., 10.50%, 07/15/2032(b)(c)	1,820,000	1,865,909
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028(b)	12,037,000	12,018,390

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Media-(continued)
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028(b)	$4,525,000	$4,563,580
7.50%, 03/15/2033(b)(c)	4,330,000	4,676,751
Discovery Communications LLC, 3.95%, 03/20/2028	6,012,000	5,979,595
DISH DBS Corp.
7.38%, 07/01/2028	4,318,000	4,170,319
5.75%, 12/01/2028(b)	11,423,000	11,087,970
GCI LLC, 4.75%, 10/15/2028(b)	2,892,000	2,844,051
iHeartCommunications, Inc., 4.75%, 01/15/2028(b)	1,333,000	1,193,582
Lamar Media Corp., 3.75%, 02/15/2028	2,869,000	2,822,914
McGraw-Hill Education, Inc., 5.75%, 08/01/2028(b)(c)	3,986,000	3,983,247
Sirius XM Radio LLC, 4.00%, 07/15/2028(b)	9,629,000	9,406,364
TEGNA, Inc., 4.63%, 03/15/2028(c)	4,815,000	4,805,215
Univision Communications, Inc., 8.00%, 08/15/2028(b)	6,935,000	7,128,195
		78,769,721
Metals & Mining-0.55%
Constellium SE, 5.63%, 06/15/2028(b)(c)	1,484,000	1,488,437
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	1,930,000	2,058,243
		3,546,680
Mortgage REITs-0.66%
Arbor Realty SR, Inc., 8.50%, 12/15/2028(b)(c)	1,930,000	1,879,288
Starwood Property Trust, Inc., 5.25%, 10/15/2028(b)	2,410,000	2,422,732
		4,302,020
Oil, Gas & Consumable Fuels-7.22%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.75%, 07/15/2028(b)	1,533,000	1,600,751
Conuma Resources Ltd. (Canada), 13.13%, 05/01/2028(b)	1,082,000	1,076,590
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 7.50%, 12/15/2033(b)	2,358,000	2,545,308
CVR Energy, Inc., 5.75%, 02/15/2028(b)	891,000	889,996
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)(c)	1,887,000	1,897,445
Global Marine, Inc., 7.00%, 06/01/2028	988,000	1,004,786
Kinetik Holdings L.P., 6.63%, 12/15/2028(b)	4,955,000	5,110,810
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	1,886,000	1,967,211
Matador Resources Co., 6.88%, 04/15/2028(b)	2,357,000	2,406,450
Rockies Express Pipeline LLC, 6.75%, 03/15/2033(b)	2,355,000	2,490,881
SM Energy Co.
8.38%, 07/01/2028(b)	6,369,000	6,585,763
6.50%, 07/15/2028	1,891,000	1,902,915
9.63%, 06/15/2033(b)(c)	3,540,000	3,916,801
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Sunoco L.P./Sunoco Finance Corp., 7.00%, 09/15/2028(b)	$2,357,000	$ 2,422,961
Venture Global LNG, Inc., 8.13%, 06/01/2028(b)(c)	10,609,000	10,891,358
		46,710,026
Paper & Forest Products-0.77%
Ahlstrom Holding 3 Oy (Finland), 4.88%, 02/04/2028(b)	1,466,000	1,459,637
Clearwater Paper Corp., 4.75%, 08/15/2028(b)	1,328,000	1,189,171
Domtar Corp., 6.75%, 10/01/2028(b)	3,090,000	2,350,888
		4,999,696
Passenger Airlines-0.88%
American Airlines, Inc., 7.25%, 02/15/2028(b)(c)	3,606,000	3,677,216
Avianca Midco 2 PLC (Colombia), 9.00%, 12/01/2028(b)	1,998,665	2,023,649
		5,700,865
Personal Care Products-0.56%
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)(c)	3,605,000	3,606,824
Pharmaceuticals-3.99%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	1,564,000	1,574,387
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)(c)	2,890,000	3,041,953
Bausch Health Cos., Inc. (Canada)
4.88%, 06/01/2028(b)	3,622,000	3,374,128
11.00%, 09/30/2028(b)	4,007,000	4,193,546
Elanco Animal Health, Inc., 6.40%, 08/28/2028(c)	3,526,000	3,674,452
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)	10,105,000	9,925,894
		25,784,360
Professional Services-1.65%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)(c)	4,438,000	4,154,605
CoreLogic, Inc., 4.50%, 05/01/2028(b)(c)	3,606,000	3,375,927
KBR, Inc., 4.75%, 09/30/2028(b)	1,208,000	1,196,875
Science Applications International Corp., 4.88%, 04/01/2028(b)	1,927,000	1,920,258
		10,647,665
Real Estate Management & Development-0.67%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/2028(b)	2,968,000	2,978,483
Forestar Group, Inc., 5.00%, 03/01/2028(b)	1,366,000	1,372,383
		4,350,866
Semiconductors & Semiconductor Equipment-0.81%
Entegris, Inc., 4.38%, 04/15/2028(b)(c)	1,922,000	1,912,785
ON Semiconductor Corp., 3.88%, 09/01/2028(b)	3,365,000	3,297,191
		5,209,976

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Software-2.55%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(b)	$1,677,000	$ 1,672,439
Fair Isaac Corp., 4.00%, 06/15/2028(b)(c)	4,327,000	4,240,181
GoTo Group, Inc., 5.50%, 05/01/2028(b)	1,737,000	1,389,600
NCR Voyix Corp., 5.00%, 10/01/2028(b)	3,130,000	3,078,464
PTC, Inc., 4.00%, 02/15/2028(b)	2,408,000	2,364,159
Rocket Software, Inc., 9.00%, 11/28/2028(b)(c)	3,853,000	3,760,429
		16,505,272
Specialized REITs-0.99%
Iron Mountain, Inc.
5.25%, 03/15/2028(b)	3,968,000	3,972,878
5.00%, 07/15/2028(b)(c)	2,407,000	2,406,553
		6,379,431
Specialty Retail-2.08%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	1,946,000	1,940,391
Bath & Body Works, Inc., 5.25%, 02/01/2028(c)	2,139,000	2,151,560
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	3,610,000	3,545,042
Ken Garff Automotive LLC, 4.88%, 09/15/2028(b)	1,927,000	1,918,620
Michaels Cos., Inc. (The), 5.25%, 05/01/2028(b)(c)	3,880,000	3,881,896
		13,437,509
Tobacco-0.24%
Turning Point Brands, Inc., 7.63%, 03/15/2032(b)	1,440,000	1,547,797
Trading Companies & Distributors-1.61%
FTAI Aviation Investors LLC, 5.50%, 05/01/2028(b)	4,815,000	4,823,380
Herc Holdings, Inc., 7.25%, 06/15/2033(b)(c)	5,290,000	5,595,323
		10,418,703
	Principal Amount	Value
Wireless Telecommunication Services-0.20%
Getty Images, Inc., 14.00%, 03/01/2028(b)(c)	$1,420,000	$ 1,318,825
Total U.S. Dollar Denominated Bonds & Notes (Cost $627,263,390)		632,785,240
	Shares
Money Market Funds-2.52%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(g)(h) (Cost $16,303,116)	16,303,116	16,303,116
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.35% (Cost $643,566,506)		649,088,356
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.73%
Invesco Private Government Fund, 3.64%(g)(h)(i)	38,423,041	38,423,041
Invesco Private Prime Fund, 3.81%(g)(h)(i)	102,070,229	102,100,850
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $140,523,891)		140,523,891
TOTAL INVESTMENTS IN SECURITIES-122.08% (Cost $784,090,397)		789,612,247
OTHER ASSETS LESS LIABILITIES-(22.08)%		(142,834,857)
NET ASSETS-100.00%		$646,777,390

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2026 was $550,987,342, which represented 85.19% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at February 28, 2026 represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(g)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,584,704	$114,685,045	$(110,966,633)	$-	$-	$16,303,116	$155,921
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,953,069	82,046,140	(62,576,168)	-	-	38,423,041	580,386*
Invesco Private Prime Fund	49,343,748	190,477,075	(137,719,201)	(3,235)	2,463	102,100,850	1,574,898*
Total	$80,881,521	$387,208,260	$(311,262,002)	$(3,235)	$2,463	$156,827,007	$2,311,205

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
February 28, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.91%
Aerospace & Defense-3.54%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029(b)	$1,361,000	$ 1,403,910
BWX Technologies, Inc., 4.13%, 04/15/2029(b)	778,000	762,245
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	5,073,800	5,088,159
TransDigm, Inc.
4.63%, 01/15/2029	2,333,000	2,327,496
6.38%, 03/01/2029(b)	5,347,000	5,499,020
4.88%, 05/01/2029	1,453,000	1,451,371
		16,532,201
Automobile Components-2.07%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	1,167,000	1,141,025
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/2029(b)(c)	1,169,000	1,119,865
Belron UK Finance PLC (United Kingdom), 5.75%, 10/15/2029(b)	2,170,000	2,219,415
Champions Financing, Inc., 8.75%, 02/15/2029(b)(c)	1,170,000	1,113,009
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/2029	1,644,000	1,612,699
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	1,786,000	1,778,154
Patrick Industries, Inc., 4.75%, 05/01/2029(b)	683,000	681,737
		9,665,904
Automobiles-0.65%
Allison Transmission, Inc., 5.88%, 06/01/2029(b)	967,000	978,727
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029(b)	1,242,000	1,123,035
Thor Industries, Inc., 4.00%, 10/15/2029(b)	967,000	928,900
		3,030,662
Banks-0.56%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/2029(b)	1,457,000	1,412,875
Trident Energy Finance PLC (United Kingdom), 12.50%, 11/30/2029(b)	1,140,000	1,198,269
		2,611,144
Beverages-0.60%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.25%, 04/01/2029(b)	1,384,000	1,387,239
4.38%, 04/30/2029(b)	1,446,000	1,418,745
		2,805,984
Broadline Retail-0.93%
Rakuten Group, Inc. (Japan), 9.75%, 04/15/2029(b)	3,905,000	4,334,791
	Principal Amount	Value
Building Products-0.48%
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029(b)	$976,000	$ 710,397
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 04/01/2029	584,000	578,745
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/2029(b)	987,000	952,858
		2,242,000
Capital Markets-1.24%
Aretec Group, Inc., 7.50%, 04/01/2029(b)	782,000	776,227
Armor Holdco, Inc., 8.50%, 11/15/2029(b)	677,000	677,019
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
9.75%, 01/15/2029(c)	1,351,000	1,336,367
4.38%, 02/01/2029	1,277,000	1,089,414
10.00%, 11/15/2029(b)	1,946,000	1,923,990
		5,803,017
Chemicals-3.86%
Axalta Coating Systems LLC, 3.38%, 02/15/2029(b)	1,356,000	1,308,972
Celanese US Holdings LLC, 7.33%, 07/15/2029	1,460,000	1,544,365
Chemours Co. (The), 4.63%, 11/15/2029(b)(c)	1,208,000	1,145,287
FMC Corp., 3.45%, 10/01/2029	954,000	842,820
INEOS Finance PLC (Luxembourg), 7.50%, 04/15/2029(b)(c)	1,407,000	1,257,406
INEOS Quattro Finance 2 PLC (United Kingdom), 9.63%, 03/15/2029(b)(c)	778,000	668,108
Innophos Holdings, Inc., 11.50%, 06/15/2029(b)	894,000	805,753
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)	778,000	768,790
Methanex Corp. (Canada), 5.25%, 12/15/2029	1,356,000	1,368,310
NOVA Chemicals Corp. (Canada), 4.25%, 05/15/2029(b)	1,099,000	1,079,216
Olympus Water US Holding Corp., 6.25%, 10/01/2029(b)	776,000	759,251
Rain Carbon, Inc., 12.25%, 09/01/2029(b)	862,000	919,009
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(b)	1,356,000	1,353,708
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029	801,000	792,927
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/2029(b)	1,308,000	1,288,230
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	2,235,000	2,142,933
		18,045,085
Commercial Services & Supplies-5.84%
ACCO Brands Corp., 4.25%, 03/15/2029(b)(c)	1,118,000	1,029,386
ADT Security Corp. (The), 4.13%, 08/01/2029(b)	1,943,000	1,897,340
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/2029(b)	1,869,000	1,850,879

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Commercial Services & Supplies-(continued)
APi Group DE, Inc.
4.13%, 07/15/2029(b)	$654,000	$636,055
4.75%, 10/15/2029(b)	543,000	536,842
Brink’s Co. (The), 6.50%, 06/15/2029(b)	777,000	800,756
Clean Harbors, Inc., 5.13%, 07/15/2029(b)	588,000	588,280
CoreCivic, Inc., 8.25%, 04/15/2029	968,000	1,007,268
CPI CG, Inc., 10.00% CPI, 07/15/2029(b)	520,000	550,714
Dcli Bidco LLC, 7.75%, 11/15/2029(b)	976,000	1,001,866
Deluxe Corp.
8.00%, 06/01/2029(b)	920,000	929,307
8.13%, 09/15/2029(b)	872,000	915,751
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/2029(b)	1,194,000	1,157,957
Garda World Security Corp. (Canada), 6.00%, 06/01/2029(b)	975,000	953,707
GEO Group, Inc. (The), 8.63%, 04/15/2029	1,261,000	1,314,985
GFL Environmental, Inc.
4.75%, 06/15/2029(b)	1,460,000	1,451,771
4.38%, 08/15/2029(b)	1,071,000	1,052,851
Madison IAQ LLC, 5.88%, 06/30/2029(b)	2,012,000	2,008,791
Pitney Bowes, Inc., 7.25%, 03/15/2029(b)(c)	637,000	636,857
R.R. Donnelley & Sons Co.
9.50%, 08/01/2029(b)	2,045,000	2,109,211
10.88%, 08/01/2029(b)	890,000	912,059
Reworld Holding Corp., 4.88%, 12/01/2029(b)	1,490,000	1,437,177
Sabre Financial Borrower LLC, 11.13%, 06/15/2029(b)	1,710,000	1,649,399
Sabre GLBL, Inc., 10.75%, 11/15/2029(b)	1,192,000	870,346
		27,299,555
Communications Equipment-0.16%
Viavi Solutions, Inc., 3.75%, 10/01/2029(b)	776,000	738,005
Construction & Engineering-0.96%
Arcosa, Inc., 4.38%, 04/15/2029(b)	778,000	766,918
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (Canada), 5.00%, 06/15/2029(b)(c)	682,000	661,218
Dycom Industries, Inc., 4.50%, 04/15/2029(b)	967,000	952,952
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	633,000	631,771
Tutor Perini Corp., 11.88%, 04/30/2029(b)	748,000	820,887
VM Consolidated, Inc., 5.50%, 04/15/2029(b)	677,000	665,165
		4,498,911
Construction Materials-0.38%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(b)	778,000	780,642
Williams Scotsman, Inc., 6.63%, 06/15/2029(b)	967,000	999,600
		1,780,242
Consumer Finance-1.93%
Enova International, Inc., 9.13%, 08/01/2029(b)	967,000	1,016,534
goeasy Ltd. (Canada), 7.63%, 07/01/2029(b)	1,167,000	1,094,974
Navient Corp., 5.50%, 03/15/2029(c)	1,460,000	1,364,786
	Principal Amount	Value
Consumer Finance-(continued)
OneMain Finance Corp.
6.63%, 05/15/2029	$1,754,000	$1,792,809
5.38%, 11/15/2029	1,440,000	1,424,634
Paysafe Finance PLC/Paysafe Holdings US Corp., 4.00%, 06/15/2029(b)	658,000	553,887
PRA Group, Inc., 5.00%, 10/01/2029(b)	662,000	611,600
PROG Holdings, Inc., 6.00%, 11/15/2029(b)	1,167,000	1,146,759
		9,005,983
Consumer Staples Distribution & Retail-2.25%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 03/15/2029(b)	2,626,000	2,533,794
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	778,000	753,864
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/2029(b)	1,863,000	1,957,154
Performance Food Group, Inc., 4.25%, 08/01/2029(b)	1,944,000	1,908,863
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	1,650,000	1,594,141
US Foods, Inc., 4.75%, 02/15/2029(b)	1,754,000	1,748,305
		10,496,121
Containers & Packaging-1.64%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/2029(b)	2,038,000	1,946,883
Ball Corp., 6.00%, 06/15/2029	1,945,000	2,007,800
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	976,000	988,825
GrafTech Global Enterprises, Inc., 9.88%, 12/23/2029(b)	817,000	486,115
Graphic Packaging International LLC, 3.50%, 03/01/2029(b)	678,000	649,723
Sealed Air Corp., 5.00%, 04/15/2029(b)	825,000	832,168
TriMas Corp., 4.13%, 04/15/2029(b)	778,000	751,535
		7,663,049
Distributors-0.34%
Gates Corp., 6.88%, 07/01/2029(b)	967,000	1,004,507
Resideo Funding, Inc., 4.00%, 09/01/2029(b)	580,000	565,898
		1,570,405
Diversified Consumer Services-0.60%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	778,000	749,726
Service Corp. International, 5.13%, 06/01/2029	1,461,000	1,466,584
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/2029(b)	587,000	567,705
		2,784,015
Diversified REITs-0.45%
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 02/15/2029(b)	2,154,000	2,096,838

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Diversified Telecommunication Services-1.64%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 9.00%, 09/15/2029(b)	$3,840,000	$ 4,079,704
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/2029(b)	1,554,000	1,455,228
Level 3 Financing, Inc.
3.63%, 01/15/2029(b)	568,000	535,340
3.75%, 07/15/2029(b)	676,000	629,146
Lumen Technologies, Inc.
4.50%, 01/15/2029(b)	558,000	531,603
5.38%, 06/15/2029(b)	446,000	428,564
		7,659,585
Electric Utilities-1.99%
DPL LLC, 4.35%, 04/15/2029	776,000	764,931
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/2029(b)	730,000	688,646
NRG Energy, Inc.
3.38%, 02/15/2029(b)	976,000	941,213
5.25%, 06/15/2029(b)	1,421,000	1,426,910
5.75%, 07/15/2029(b)	1,551,000	1,554,618
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)	2,428,000	2,403,269
XPLR Infrastructure Operating Partners L.P., 7.25%, 01/15/2029(b)	1,460,000	1,516,117
		9,295,704
Electrical Equipment-0.39%
WESCO Distribution, Inc., 6.38%, 03/15/2029(b)	1,752,000	1,803,297
Electronic Equipment, Instruments & Components-2.20%
Coherent Corp., 5.00%, 12/15/2029(b)	1,920,000	1,922,772
Imola Merger Corp., 4.75%, 05/15/2029(b)	3,888,000	3,824,938
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l.
8.75%, 05/01/2029(b)	1,355,000	1,257,261
9.50%, 05/30/2029(b)	1,500,000	1,410,556
9.00%, 08/01/2029(b)	970,000	902,218
TTM Technologies, Inc., 4.00%, 03/01/2029(b)	976,000	948,011
		10,265,756
Energy Equipment & Services-1.09%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(b)	580,000	609,898
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	778,000	790,226
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	1,602,000	1,677,767
USA Compression Partners L.P./USA Compression Finance Corp., 7.13%, 03/15/2029(b)	1,944,000	2,009,709
		5,087,600
Entertainment-0.68%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	698,000	506,759
Banijay Entertainment S.A.S. (France), 8.13%, 05/01/2029(b)	778,000	805,942
	Principal Amount	Value
Entertainment-(continued)
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(b)	$976,000	$ 960,086
Playtika Holding Corp., 4.25%, 03/15/2029(b)(c)	1,167,000	911,761
		3,184,548
Financial Services-3.94%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	1,505,000	1,237,212
Cobra AcquisitionCo LLC
6.38%, 11/01/2029(b)	750,000	649,362
12.25%, 11/01/2029(b)	463,000	468,209
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(b)(c)	2,000,590	1,874,502
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(b)	2,191,000	2,290,044
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	775,000	800,246
Hightower Holding LLC, 6.75%, 04/15/2029(b)	579,000	576,844
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	1,144,000	1,117,177
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	598,000	631,757
PennyMac Financial Services, Inc.
4.25%, 02/15/2029(b)	1,261,000	1,213,215
7.88%, 12/15/2029(b)	1,461,000	1,535,144
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/2029(b)	1,357,000	1,363,641
Planet Financial Group LLC, 10.50%, 12/15/2029(b)	1,165,000	1,125,912
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	1,020,000	1,060,487
Superior Plus L.P./Superior General Partner, Inc. (Canada), 4.50%, 03/15/2029(b)	1,166,000	1,133,662
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(b)	1,356,000	1,330,938
		18,408,352
Gas Utilities-0.33%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	1,599,000	1,546,891
Ground Transportation-0.80%
Carriage Purchaser, Inc., 7.88%, 10/15/2029(b)	579,000	565,214
Hertz Corp. (The)
12.63%, 07/15/2029(b)(c)	2,382,000	2,198,156
5.00%, 12/01/2029(b)(c)	1,903,000	989,726
		3,753,096
Health Care Equipment & Supplies-0.33%
Hologic, Inc., 3.25%, 02/15/2029(b)	1,559,000	1,551,832
Health Care Providers & Services-2.78%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(b)(c)	920,000	901,864
AHP Health Partners, Inc., 5.75%, 07/15/2029(b)	586,000	574,670
Avantor Funding, Inc., 3.88%, 11/01/2029(b)	1,554,000	1,484,831

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
Community Health Systems, Inc., 6.00%, 01/15/2029(b)	$1,252,000	$ 1,248,238
HealthEquity, Inc., 4.50%, 10/01/2029(b)	1,168,000	1,139,113
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	972,000	950,710
Option Care Health, Inc., 4.38%, 10/31/2029(b)	956,000	934,112
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(b)	2,920,000	3,052,313
Tenet Healthcare Corp., 4.25%, 06/01/2029	2,720,000	2,684,046
		12,969,897
Health Care Technology-0.42%
U.S. Acute Care Solutions LLC, 9.75%, 05/15/2029(b)	1,943,000	1,946,035
Hotel & Resort REITs-1.42%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/2029(b)	1,458,000	1,433,253
Pebblebrook Hotel L.P./PEB Finance Corp., 6.38%, 10/15/2029(b)	773,000	788,735
RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, 02/15/2029(b)	1,168,000	1,152,645
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)(c)	967,000	925,835
Service Properties Trust, 8.38%, 06/15/2029	1,313,000	1,378,977
XHR L.P., 4.88%, 06/01/2029(b)	975,000	962,475
		6,641,920
Hotels, Restaurants & Leisure-4.73%
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/2029(b)	584,000	516,987
Boyne USA, Inc., 4.75%, 05/15/2029(b)	1,344,000	1,335,122
Caesars Entertainment, Inc., 4.63%, 10/15/2029(b)(c)	2,332,000	2,283,056
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/2029(b)	1,943,000	1,896,456
Great Canadian Gaming Corp. (Canada), 8.75%, 11/15/2029(b)	1,050,000	1,068,038
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/2029(b)	1,072,000	1,098,114
3.75%, 05/01/2029(b)	1,554,000	1,513,899
Hilton Grand Vacations Borrower LLC, 5.00%, 06/01/2029(b)	1,650,000	1,611,544
Light & Wonder International, Inc., 7.25%, 11/15/2029(b)	976,000	1,001,521
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(b)	999,000	743,721
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(b)	976,000	942,613
MGM Resorts International, 6.13%, 09/15/2029	1,650,000	1,696,725
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	1,430,000	1,405,937
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	$778,000	$ 739,997
PENN Entertainment, Inc., 4.13%, 07/01/2029(b)(c)	757,000	714,973
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(b)	1,412,000	1,370,811
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 07/15/2029	976,000	939,431
Travel + Leisure Co., 4.50%, 12/01/2029(b)	1,264,000	1,239,041
		22,117,986
Household Durables-1.59%
Century Communities, Inc., 3.88%, 08/15/2029(b)	970,000	925,590
LGI Homes, Inc., 4.00%, 07/15/2029(b)	588,000	546,774
New Home Co., Inc. (The), 9.25%, 10/01/2029(b)	731,000	770,777
Newell Brands, Inc., 6.63%, 09/15/2029	967,000	982,876
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	1,274,000	1,247,935
Wayfair LLC, 7.25%, 10/31/2029(b)	1,554,000	1,606,979
Whirlpool Corp., 4.75%, 02/26/2029	1,363,000	1,344,355
		7,425,286
Household Products-0.32%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	1,535,000	1,492,372
Insurance-2.55%
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 02/01/2029(b)	1,801,000	1,802,884
4.25%, 02/15/2029(b)	1,335,000	1,271,207
8.50%, 06/15/2029(b)	967,000	965,543
6.00%, 08/01/2029(b)	957,000	893,986
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 8.63%, 06/15/2029(b)	757,000	799,794
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/2029(b)	843,000	823,194
AmWINS Group, Inc.
6.38%, 02/15/2029(b)	1,431,000	1,457,099
4.88%, 06/30/2029(b)	1,534,000	1,494,655
BroadStreet Partners, Inc., 5.88%, 04/15/2029(b)	1,413,000	1,369,659
HUB International Ltd., 5.63%, 12/01/2029(b)	1,071,000	1,055,215
		11,933,236
Interactive Media & Services-0.71%
Discovery Global Holdings, Inc., 4.05%, 03/15/2029	2,636,000	2,609,956
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	682,000	681,387
		3,291,343
IT Services-0.96%
Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 08/01/2029(b)	7,000	7,231

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
IT Services-(continued)
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	$1,008,000	$ 698,194
Newfold Digital Holdings Group, Inc., 11.75%, 04/30/2029(b)	640,000	560,000
Twilio, Inc., 3.63%, 03/15/2029(c)	967,000	931,216
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029(b)	1,166,000	1,197,497
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	1,260,000	1,088,003
		4,482,141
Leisure Products-0.13%
Universal Entertainment Corp. (Japan), 9.88%, 08/01/2029(b)	623,000	612,860
Machinery-0.94%
ESAB Corp., 6.25%, 04/15/2029(b)	1,359,000	1,394,753
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	873,000	848,761
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	967,000	954,198
Terex Corp., 5.00%, 05/15/2029(b)	1,167,000	1,168,810
		4,366,522
Media-10.08%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	3,035,000	2,105,492
AMC Networks, Inc.
10.25%, 01/15/2029(b)	1,650,000	1,770,471
4.25%, 02/15/2029	517,000	457,384
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/2029(b)	2,911,000	2,906,040
6.38%, 09/01/2029(b)	2,920,000	2,960,742
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/2029(b)	2,038,000	2,053,713
CMG Media Corp., 8.88%, 06/18/2029(b)	1,120,000	980,251
Discovery Communications LLC, 4.13%, 05/15/2029	1,284,000	1,267,186
DISH DBS Corp., 5.13%, 06/01/2029	2,850,000	2,547,824
EchoStar Corp., 10.75%, 11/30/2029	10,462,000	11,429,986
Gray Media, Inc., 10.50%, 07/15/2029(b)	2,184,000	2,342,593
iHeartCommunications, Inc., 9.13%, 05/01/2029(b)	1,394,000	1,239,865
Lamar Media Corp., 4.88%, 01/15/2029	777,000	776,971
McGraw-Hill Education, Inc., 8.00%, 08/01/2029(b)	1,219,000	1,211,251
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/2029(b)	967,000	949,536
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	1,014,000	957,254
Sirius XM Radio LLC, 5.50%, 07/01/2029(b)	2,428,000	2,432,153
Stagwell Global LLC, 5.63%, 08/15/2029(b)	2,134,000	1,969,054
TEGNA, Inc., 5.00%, 09/15/2029	2,134,000	2,133,420
Univision Communications, Inc., 4.50%, 05/01/2029(b)	1,999,000	1,897,939
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	2,769,000	2,690,332
		47,079,457
	Principal Amount	Value
Metals & Mining-1.79%
ATI, Inc., 4.88%, 10/01/2029	$635,000	$ 634,655
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029(b)	1,088,000	1,094,693
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029(b)	713,000	698,322
6.88%, 11/01/2029(b)	1,754,000	1,808,032
Coeur Mining, Inc., 5.13%, 02/15/2029(b)	570,000	569,331
Constellium SE, 3.75%, 04/15/2029(b)	976,000	946,402
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	1,052,000	1,061,116
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	976,000	892,275
TMS International Corp., 6.25%, 04/15/2029(b)	662,000	652,139
		8,356,965
Mortgage REITs-0.99%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029(b)(c)	970,000	965,895
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(b)	872,000	930,161
Rithm Capital Corp., 8.00%, 04/01/2029(b)	1,507,000	1,517,706
Starwood Property Trust, Inc., 7.25%, 04/01/2029(b)	1,164,000	1,221,159
		4,634,921
Office REITs-0.42%
Brandywine Operating Partnership L.P., 8.88%, 04/12/2029	1,065,000	1,132,258
Hudson Pacific Properties L.P., 4.65%, 04/01/2029(c)	949,000	845,412
		1,977,670
Oil, Gas & Consumable Fuels-9.98%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	1,943,000	2,044,934
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/2029(b)	967,000	970,441
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/2029(b)	967,000	1,010,014
Buckeye Partners L.P., 6.88%, 07/01/2029(b)	1,166,000	1,210,514
California Resources Corp., 8.25%, 06/15/2029(b)	1,754,000	1,842,435
CITGO Petroleum Corp., 8.38%, 01/15/2029(b)	2,134,000	2,217,992
Comstock Resources, Inc.
6.75%, 03/01/2029(b)	2,329,000	2,321,743
6.75%, 03/01/2029(b)	777,000	776,088
Crescent Energy Finance LLC, 7.75%, 07/31/2029(b)	566,000	569,187
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 03/15/2029(b)	2,039,000	2,129,992
Genesis Energy L.P./Genesis Energy Finance Corp., 8.25%, 01/15/2029	1,146,000	1,196,900
Gulfport Energy Operating Corp., 6.75%, 09/01/2029(b)	1,260,000	1,306,384
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	1,166,000	1,171,720

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Ithaca Energy (North Sea) PLC (United Kingdom), 8.13%, 10/15/2029(b)	$1,431,000	$ 1,507,328
ITT Holdings LLC, 6.50%, 08/01/2029(b)	2,375,000	2,309,074
Kodiak Gas Services LLC, 7.25%, 02/15/2029(b)	1,460,000	1,514,846
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029(b)	967,000	981,031
Murphy Oil USA, Inc., 4.75%, 09/15/2029	967,000	958,568
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/2029(b)	1,754,000	1,820,236
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	774,000	810,935
SM Energy Co., 6.75%, 08/01/2029(b)	1,460,000	1,493,766
Sunoco L.P.
7.00%, 05/01/2029(b)	1,460,000	1,514,890
4.50%, 10/01/2029(b)	1,534,000	1,507,881
Sunoco L.P./Sunoco Finance Corp., 4.50%, 05/15/2029(c)	1,555,000	1,532,938
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	1,555,000	1,612,846
Talos Production, Inc., 9.00%, 02/01/2029(b)	1,194,000	1,244,264
Teine Energy Ltd. (Canada), 6.88%, 04/15/2029(b)	775,000	776,931
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029(b)	1,356,000	1,342,419
Venture Global LNG, Inc., 9.50%, 02/01/2029(b)	5,831,000	6,257,380
W&T Offshore, Inc., 10.75%, 02/01/2029(b)(c)	678,000	677,788
		46,631,465
Paper & Forest Products-0.19%
Magnera Corp., 4.75%, 11/15/2029(b)(c)	976,000	907,601
Passenger Airlines-0.66%
OneSky Flight LLC, 8.88%, 12/15/2029(b)	1,072,000	1,141,695
United Airlines Holdings, Inc., 4.88%, 03/01/2029	1,940,000	1,958,844
		3,100,539
Personal Care Products-0.20%
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	976,000	942,539
Pharmaceuticals-0.76%
AdaptHealth LLC, 4.63%, 08/01/2029(b)	968,000	929,575
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)(c)	1,170,000	1,121,845
Kedrion S.p.A. (Italy), 6.50%, 09/01/2029(b)	1,533,000	1,493,088
		3,544,508
Professional Services-0.64%
AMN Healthcare, Inc., 4.00%, 04/15/2029(b)	685,000	652,936
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	1,788,000	1,468,679
TriNet Group, Inc., 3.50%, 03/01/2029(b)	976,000	876,719
		2,998,334
	Principal Amount	Value
Real Estate Management & Development-0.99%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/2029(b)	$1,086,000	$ 1,071,384
Howard Hughes Corp. (The), 4.13%, 02/01/2029(b)	1,261,000	1,221,878
Hunt Cos., Inc., 5.25%, 04/15/2029(b)	1,235,000	1,183,466
Kennedy-Wilson, Inc., 4.75%, 03/01/2029	1,167,000	1,150,734
		4,627,462
Residential REITs-0.14%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/2029(b)	681,000	666,094
Semiconductors & Semiconductor Equipment-0.64%
ams-OSRAM AG (Austria), 12.25%, 03/30/2029(b)	1,410,000	1,505,626
Entegris, Inc., 3.63%, 05/01/2029(b)	777,000	746,543
Synaptics, Inc., 4.00%, 06/15/2029(b)(c)	778,000	751,272
		3,003,441
Software-4.98%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/2029(b)	1,466,000	937,494
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/2029(b)	1,460,000	923,875
Cloud Software Group, Inc.
6.50%, 03/31/2029(b)	7,775,000	7,631,528
9.00%, 09/30/2029(b)	7,458,000	7,311,407
Dye & Durham Ltd. (Canada), 8.63%, 04/15/2029(b)	1,056,000	880,977
Elastic N.V., 4.13%, 07/15/2029(b)	1,118,000	1,057,352
Ellucian Holdings, Inc., 6.50%, 12/01/2029(b)	1,365,000	1,341,957
NCR Voyix Corp., 5.13%, 04/15/2029(b)	781,000	766,995
Open Text Corp. (Canada), 3.88%, 12/01/2029(b)	1,650,000	1,486,603
Rocket Software, Inc., 6.50%, 02/15/2029(b)	1,119,000	937,972
		23,276,160
Specialized REITs-0.84%
Iron Mountain, Inc.
7.00%, 02/15/2029(b)	1,944,000	1,996,261
4.88%, 09/15/2029(b)	1,944,000	1,927,963
		3,924,224
Specialty Retail-4.81%
Arko Corp., 5.13%, 11/15/2029(b)(c)	843,000	752,741
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)	1,554,000	1,530,671
At Home Group, Inc., 0.00%, 07/15/2029(d)	20,000	221
Gap, Inc. (The), 3.63%, 10/01/2029(b)	1,460,000	1,390,082
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom)
8.38%, 01/15/2029(b)	1,024,000	981,023
11.50%, 08/15/2029(b)	1,051,000	1,077,181
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	1,384,000	1,056,577
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	1,944,000	1,920,494
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	1,554,000	1,503,026
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(b)	1,819,000	1,828,406

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Specialty Retail-(continued)
Penske Automotive Group, Inc., 3.75%, 06/15/2029(c)	$967,000	$ 935,858
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	1,260,000	1,243,934
Staples, Inc., 10.75%, 09/01/2029(b)	4,807,000	4,414,817
Upbound Group, Inc., 6.38%, 02/15/2029(b)	872,000	863,945
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	967,000	917,833
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	1,167,000	1,140,834
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/2029(b)	873,000	918,146
		22,475,789
Technology Hardware, Storage & Peripherals-0.20%
Empire Communities Corp. (Canada), 9.75%, 05/01/2029(b)	920,000	951,251
Textiles, Apparel & Luxury Goods-0.52%
Crocs, Inc., 4.25%, 03/15/2029(b)	685,000	667,948
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	777,000	743,159
Wolverine World Wide, Inc., 4.00%, 08/15/2029(b)(c)	1,071,000	1,012,893
		2,424,000
Trading Companies & Distributors-0.66%
Alta Equipment Group, Inc., 9.00%, 06/01/2029(b)(c)	967,000	913,900
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	569,000	561,635
Herc Holdings, Inc., 6.63%, 06/15/2029(b)	1,554,000	1,605,248
		3,080,783
Total U.S. Dollar Denominated Bonds & Notes (Cost $456,849,589)		457,443,374
	Shares	Value
Money Market Funds-1.77%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(e)(f) (Cost $8,260,450)	8,260,450	$ 8,260,450
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.68% (Cost $465,110,039)		465,703,824
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.28%
Invesco Private Government Fund, 3.64%(e)(f)(g)	6,867,518	6,867,518
Invesco Private Prime Fund, 3.81%(e)(f)(g)	17,819,202	17,824,548
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,692,066)		24,692,066
TOTAL INVESTMENTS IN SECURITIES-104.96% (Cost $489,802,105)		490,395,890
OTHER ASSETS LESS LIABILITIES-(4.96)%		(23,170,479)
NET ASSETS-100.00%		$467,225,411

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2026 was $390,687,297, which represented 83.62% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,104,479	$54,557,957	$(49,401,986)	$-	$-	$8,260,450	$65,816
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,046,254	24,034,813	(23,213,549)	-	-	6,867,518	108,086*
Invesco Private Prime Fund	15,740,268	48,151,099	(46,066,576)	(853)	610	17,824,548	293,517*
Total	$24,891,001	$126,743,869	$(118,682,111)	$(853)	$610	$32,952,516	$467,419

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)
February 28, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.76%
Aerospace & Defense-1.39%
Axon Enterprise, Inc., 6.13%, 03/15/2030(b)	$1,380,000	$ 1,425,714
TransDigm, Inc., 6.88%, 12/15/2030(b)	2,010,000	2,093,109
		3,518,823
Air Freight & Logistics-0.84%
Rand Parent LLC, 8.50%, 02/15/2030(b)	1,173,000	1,224,601
Star Leasing Co. LLC, 7.63%, 02/15/2030(b)	965,000	918,595
		2,143,196
Automobile Components-2.14%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/2030(b)(c)	970,000	979,278
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	1,380,000	1,446,185
Dana, Inc., 4.25%, 09/01/2030	352,000	338,205
Goodyear Tire & Rubber Co. (The), 6.63%, 07/15/2030	690,000	705,459
ZF North America Capital, Inc. (Germany)
7.13%, 04/14/2030(b)	835,000	855,053
6.75%, 04/23/2030(b)	1,105,000	1,116,968
		5,441,148
Automobiles-0.57%
Nissan Motor Co. Ltd. (Japan), 7.50%, 07/17/2030(b)	1,380,000	1,456,830
Banks-0.61%
Veritiv Operating Co., 10.50%, 11/30/2030(b)	1,450,000	1,553,269
Building Products-1.18%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(b)	691,000	705,641
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)(c)	691,000	648,120
Park River Holdings, Inc., 8.75%, 12/31/2030(b)	740,000	714,164
White Cap Supply Holdings LLC, 7.38%, 11/15/2030(b)	904,000	918,660
		2,986,585
Capital Markets-0.36%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030	970,000	923,477
Chemicals-2.24%
Avient Corp., 7.13%, 08/01/2030(b)	1,003,000	1,034,319
Celanese US Holdings LLC
6.50%, 04/15/2030(c)	970,000	994,593
7.05%, 11/15/2030	1,380,000	1,472,445
Maxam Prill S.a.r.l. (Luxembourg), 7.75%, 07/15/2030(b)	675,000	707,856
NOVA Chemicals Corp. (Canada), 9.00%, 02/15/2030(b)	904,000	961,501
Tronox, Inc., 9.13%, 09/30/2030(b)(c)	530,000	520,848
		5,691,562
	Principal Amount	Value
Commercial Services & Supplies-1.70%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.88%, 06/15/2030(b)	$1,450,000	$ 1,510,113
Sabre GLBL, Inc., 11.13%, 07/15/2030(b)	1,830,000	1,329,037
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030(b)	760,000	793,575
VT Topco, Inc., 8.50%, 08/15/2030(b)(c)	688,000	684,062
		4,316,787
Communications Equipment-0.21%
Ciena Corp., 4.00%, 01/31/2030(b)	558,000	539,437
Construction & Engineering-0.73%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)	1,985,000	1,856,214
Construction Materials-0.55%
CP Atlas Buyer, Inc., 9.75%, 07/15/2030(b)	689,000	690,340
Williams Scotsman, Inc., 6.63%, 04/15/2030(b)	690,000	716,756
		1,407,096
Consumer Finance-3.70%
Atlanticus Holdings Corp., 9.75%, 09/01/2030(b)	550,000	500,199
Credit Acceptance Corp., 6.63%, 03/15/2030(b)(c)	660,000	657,796
FirstCash, Inc., 5.63%, 01/01/2030(b)	761,000	757,726
goeasy Ltd. (Canada)
6.88%, 05/15/2030(b)	558,000	490,886
7.38%, 10/01/2030(b)	550,000	488,002
LFS Topco LLC, 8.75%, 07/15/2030(b)	538,000	520,961
Navient Corp., 9.38%, 07/25/2030	692,000	701,464
OneMain Finance Corp.
7.88%, 03/15/2030	965,000	1,009,974
6.13%, 05/15/2030	1,040,000	1,043,784
4.00%, 09/15/2030(c)	1,169,000	1,080,127
PRA Group, Inc., 8.88%, 01/31/2030(b)	758,000	772,212
RFNA L.P., 7.88%, 02/15/2030(b)	680,000	677,500
SLM Corp., 6.50%, 01/31/2030	690,000	701,221
		9,401,852
Consumer Staples Distribution & Retail-0.27%
US Foods, Inc., 4.63%, 06/01/2030(b)	691,000	684,713
Containers & Packaging-6.04%
Ardagh Group S.A., 9.50%, 12/01/2030(b)	2,120,000	2,297,502
Ball Corp., 2.88%, 08/15/2030	1,798,000	1,673,383
Cascades, Inc./Cascades USA, Inc. (Canada), 6.75%, 07/15/2030(b)	530,000	544,154
Clydesdale Acquisition Holdings, Inc.
6.88%, 01/15/2030(b)	696,000	707,540
8.75%, 04/15/2030(b)	1,541,000	1,535,509
Crown Americas LLC, 5.25%, 04/01/2030(c)	690,000	706,616
Graphic Packaging International LLC, 3.75%, 02/01/2030(b)	543,000	514,106
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030(b)	3,583,000	3,669,977
9.25%, 04/15/2030(b)	1,800,000	1,775,283

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Containers & Packaging-(continued)
OI European Group B.V., 4.75%, 02/15/2030(b)	$558,000	$ 537,947
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada), 9.50%, 05/15/2030(b)	1,440,000	1,367,743
		15,329,760
Diversified Consumer Services-0.43%
Service Corp. International, 3.38%, 08/15/2030	1,173,000	1,103,187
Diversified REITs-0.36%
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	970,000	917,601
Diversified Telecommunication Services-5.31%
Altice France S.A. (France), 6.88%, 10/15/2030(b)	1,159,839	1,125,702
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	3,254,000	3,417,943
Cipher Compute LLC, 7.13%, 11/15/2030(b)	2,400,000	2,504,626
Flash Compute LLC, 7.25%, 12/31/2030(b)	1,800,000	1,844,764
WULF Compute LLC, 7.75%, 10/15/2030(b)	4,343,000	4,602,598
		13,495,633
Electric Utilities-0.29%
ContourGlobal Power Holdings S.A. (United Kingdom), 6.75%, 02/28/2030(b)	710,000	732,187
Electrical Equipment-0.68%
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/2030(b)	1,730,000	1,735,026
Electronic Equipment, Instruments & Components-1.57%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	3,841,000	3,980,217
Energy Equipment & Services-3.50%
Nabors Industries, Inc., 9.13%, 01/31/2030(b)	899,000	945,928
Noble Finance II LLC, 8.00%, 04/15/2030(b)	1,940,000	2,020,267
SESI L.L.C., 7.88%, 09/30/2030(b)	1,070,000	1,093,210
TGS ASA (Norway), 8.50%, 01/15/2030(b)	760,000	805,734
Tidewater, Inc., 9.13%, 07/15/2030(b)	900,000	974,283
Transocean International Ltd., 8.75%, 02/15/2030(b)	1,222,900	1,280,206
Viridien (France), 10.00%, 10/15/2030(b)	560,000	600,845
WBI Operating LLC, 6.25%, 10/15/2030(b)	1,140,000	1,162,498
		8,882,971
Financial Services-3.69%
Burford Capital Global Finance LLC, 6.88%, 04/15/2030(b)	500,000	485,587
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030(b)	1,250,000	1,246,602
GGAM Finance Ltd. (Ireland), 5.88%, 03/15/2030(b)	555,000	565,168
Hightower Holding LLC, 9.13%, 01/31/2030(b)	553,000	574,727
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030(b)	680,000	712,955
	Principal Amount	Value
Financial Services-(continued)
PennyMac Financial Services, Inc., 7.13%, 11/15/2030(b)	$900,000	$ 925,865
Phoenix Aviation Capital Ltd. (Ireland), 9.25%, 07/15/2030(b)	1,040,000	1,090,438
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	1,107,000	1,004,177
Stonebriar ABF Issuer LLC, 8.13%, 12/15/2030(b)	1,040,000	1,094,183
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	553,000	584,540
UWM Holdings LLC, 6.63%, 02/01/2030(b)	1,105,000	1,097,561
		9,381,803
Food Products-1.07%
Darling Ingredients, Inc., 6.00%, 06/15/2030(b)	1,381,000	1,399,588
Lamb Weston Holdings, Inc., 4.13%, 01/31/2030(b)	1,346,000	1,305,972
		2,705,560
Gas Utilities-0.32%
AmeriGas Partners L.P./AmeriGas Finance Corp., 9.50%, 06/01/2030(b)	760,000	813,946
Ground Transportation-0.31%
Beacon Mobility Corp., 7.25%, 08/01/2030(b)	761,000	797,635
Health Care Equipment & Supplies-0.36%
Embecta Corp.
5.00%, 02/15/2030(b)(c)	691,000	649,995
6.75%, 02/15/2030(b)	273,000	265,035
		915,030
Health Care Providers & Services-6.27%
Accendra Health, Inc., 6.63%, 04/01/2030(b)(c)	630,000	303,678
Community Health Systems, Inc.
6.13%, 04/01/2030(b)	1,700,000	1,504,739
5.25%, 05/15/2030(b)	2,122,000	2,040,456
DaVita, Inc., 4.63%, 06/01/2030(b)	3,803,000	3,725,349
Molina Healthcare, Inc., 3.88%, 11/15/2030(b)	904,000	824,111
MPH Acquisition Holdings LLC, 5.75%, 12/31/2030(b)(c)	1,060,000	778,098
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030(b)	553,000	549,852
Star Parent, Inc., 9.00%, 10/01/2030(b)	1,388,000	1,410,506
Tenet Healthcare Corp.
4.38%, 01/15/2030	2,007,700	1,972,331
6.13%, 06/15/2030	2,763,000	2,821,559
		15,930,679
Health Care REITs-0.90%
Diversified Healthcare Trust, 7.25%, 10/15/2030(b)	510,000	530,979
National Mentor Holdings, Inc., 10.50%, 12/15/2030(b)	1,760,000	1,755,069
		2,286,048

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Health Care Technology-1.20%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	$3,250,000	$ 3,058,932
Hotel & Resort REITs-0.54%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030(b)	760,000	787,449
XHR L.P., 6.63%, 05/15/2030(b)	550,000	571,005
		1,358,454
Hotels, Restaurants & Leisure-5.77%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	4,009,000	3,852,416
Caesars Entertainment, Inc., 7.00%, 02/15/2030(b)	2,717,000	2,786,974
Churchill Downs, Inc., 5.75%, 04/01/2030(b)	1,660,000	1,674,190
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(b)	1,586,000	1,497,207
Lindblad Expeditions LLC, 7.00%, 09/15/2030(b)	930,000	976,041
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/2030(b)	1,040,000	1,084,494
Rivers Enterprise Borrower LLC, 6.25%, 10/15/2030(b)	835,000	853,579
TKC Holdings, Inc., 8.50%, 08/15/2030(b)	1,189,000	1,217,696
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	692,000	704,570
		14,647,167
Household Durables-2.86%
Dream Finders Homes, Inc., 6.88%, 09/15/2030(b)	420,000	429,777
FXI Holdings, Inc., 11.00%, 11/15/2030(b)	280,000	260,582
KB Home, 7.25%, 07/15/2030	482,000	493,874
M/I Homes, Inc., 3.95%, 02/15/2030	410,000	395,355
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	835,000	815,901
New Home Co., Inc. (The), 8.50%, 11/01/2030(b)	550,000	573,412
Newell Brands, Inc., 6.38%, 05/15/2030(c)	1,040,000	1,044,027
Sensata Technologies B.V., 5.88%, 09/01/2030(b)	690,000	699,250
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	689,000	695,566
Wayfair LLC, 7.75%, 09/15/2030(b)	970,000	1,020,736
Whirlpool Corp., 6.13%, 06/15/2030	830,000	834,356
		7,262,836
Household Products-0.26%
Central Garden & Pet Co., 4.13%, 10/15/2030	691,000	667,348
Independent Power and Renewable Electricity Producers-1.14%
VoltaGrid LLC, 7.38%, 11/01/2030(b)	2,770,000	2,893,711
Insurance-3.07%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	1,506,000	1,533,493
HUB International Ltd., 7.25%, 06/15/2030(b)	4,531,000	4,676,125
	Principal Amount	Value
Insurance-(continued)
Jones Deslauriers Insurance Management, Inc. (Canada), 8.50%, 03/15/2030(b)	$1,000,000	$ 1,038,304
Nassau Cos. of New York (The), 7.88%, 07/15/2030(b)	594,000	553,517
		7,801,439
Interactive Media & Services-0.42%
Ziff Davis, Inc., 4.63%, 10/15/2030(b)	640,000	575,751
ZipRecruiter, Inc., 5.00%, 01/15/2030(b)	762,000	487,035
		1,062,786
IT Services-1.07%
CoreWeave, Inc., 9.25%, 06/01/2030(b)(c)	2,772,000	2,717,918
Life Sciences Tools & Services-0.54%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)	681,000	650,359
IQVIA, Inc., 6.50%, 05/15/2030(b)(c)	695,000	715,150
		1,365,509
Machinery-0.83%
New Flyer Holdings, Inc. (Canada), 9.25%, 07/01/2030(b)	830,000	896,554
Park-Ohio Industries, Inc., 8.50%, 08/01/2030(b)	480,000	498,743
SPX FLOW, Inc., 8.75%, 04/01/2030(b)	691,000	708,118
		2,103,415
Marine Transportation-0.18%
NCL Corp. Ltd., 6.25%, 03/01/2030(b)(c)	435,000	445,623
Media-5.87%
Cable One, Inc., 4.00%, 11/15/2030(b)(c)	809,000	560,732
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030(b)	1,199,000	1,264,224
Directv Financing LLC
8.88%, 02/01/2030(b)	1,040,000	1,042,182
8.88%, 02/01/2030(b)	2,210,000	2,213,521
Discovery Communications LLC, 3.63%, 05/15/2030	1,268,000	1,231,545
E.W. Scripps Co. (The), 9.88%, 08/15/2030(b)	1,040,000	1,045,265
iHeartCommunications, Inc.
10.88%, 05/01/2030(b)	930,000	690,790
7.75%, 08/15/2030(b)	913,000	726,919
Lamar Media Corp., 4.00%, 02/15/2030	757,000	733,763
Sirius XM Radio LLC, 4.13%, 07/01/2030(b)	2,072,000	1,954,446
Univision Communications, Inc., 7.38%, 06/30/2030(b)	1,219,000	1,220,029
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)	1,280,000	1,073,622
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)	1,270,000	1,158,720
		14,915,758
Metals & Mining-2.50%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030(b)	965,000	1,020,517
ATI, Inc., 7.25%, 08/15/2030	593,000	621,569
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(b)	1,035,000	1,051,648
Commercial Metals Co., 4.13%, 01/15/2030	416,000	406,918

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Metals & Mining-(continued)
Compass Minerals International, Inc., 8.00%, 07/01/2030(b)	$898,000	$ 948,113
JW Aluminum Continuous Cast Co., 10.25%, 04/01/2030(b)	470,000	486,476
Novelis Corp., 6.88%, 01/30/2030(b)	1,040,000	1,074,131
Taseko Mines Ltd. (Canada), 8.25%, 05/01/2030(b)	690,000	731,320
		6,340,692
Mortgage REITs-1.53%
Arbor Realty SR, Inc., 7.88%, 07/15/2030(b)	690,000	636,447
Ellington Financial Operating Partnership LLC, 7.38%, 09/30/2030(b)	550,000	556,157
Rithm Capital Corp., 8.00%, 07/15/2030(b)	688,000	691,732
Starwood Property Trust, Inc.
6.00%, 04/15/2030(b)	549,000	563,770
6.50%, 07/01/2030(b)	690,000	718,024
6.50%, 10/15/2030(b)	690,000	719,476
		3,885,606
Oil, Gas & Consumable Fuels-9.33%
BKV Upstream Midstream LLC, 7.50%, 10/15/2030(b)	690,000	703,267
Buckeye Partners L.P., 6.75%, 02/01/2030(b)	694,000	724,920
Caturus Energy LLC, 8.50%, 02/15/2030(b)	695,000	726,669
Chord Energy Corp., 6.00%, 10/01/2030(b)	1,040,000	1,062,849
CNX Midstream Partners L.P., 4.75%, 04/15/2030(b)	555,000	541,624
Comstock Resources, Inc., 5.88%, 01/15/2030(b)	1,336,000	1,288,504
DBR Land Holdings LLC, 6.25%, 12/01/2030(b)	690,000	712,077
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	1,110,000	1,177,156
Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030	691,000	725,310
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 04/15/2030(b)	691,000	682,730
Kinetik Holdings L.P., 5.88%, 06/15/2030(b)	1,381,000	1,400,203
NuStar Logistics L.P., 6.38%, 10/01/2030	828,000	872,308
PBF Holding Co. LLC/PBF Finance Corp.
9.88%, 03/15/2030(b)(c)	1,110,000	1,178,786
7.88%, 09/15/2030(b)	687,000	689,841
Range Resources Corp., 4.75%, 02/15/2030(b)	694,000	687,468
SM Energy Co., 8.63%, 11/01/2030(b)	1,383,000	1,464,608
Sunoco L.P., 4.63%, 05/01/2030(b)	1,107,000	1,083,663
Sunoco L.P./Sunoco Finance Corp., 4.50%, 04/30/2030	1,107,000	1,084,115
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(b)	1,003,000	1,017,123
TransMontaigne Partners LLC, 8.50%, 06/15/2030(b)	696,000	727,761
Venture Global LNG, Inc., 7.00%, 01/15/2030(b)(c)	2,080,000	2,111,167
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Venture Global Plaquemines LNG LLC, 6.13%, 12/15/2030(b)	$2,420,000	$ 2,515,089
Vermilion Energy, Inc. (Canada), 6.88%, 05/01/2030(b)(c)	519,000	526,666
		23,703,904
Passenger Airlines-0.84%
Avianca Midco 2 PLC (Colombia), 9.63%, 02/14/2030(b)(c)	1,380,000	1,395,063
CHC Group LLC, 11.75%, 09/01/2030(b)	760,000	750,322
		2,145,385
Pharmaceuticals-1.04%
AdaptHealth LLC, 5.13%, 03/01/2030(b)	828,000	798,501
Bausch Health Cos., Inc. (Canada), 14.00%, 10/15/2030(b)	470,000	474,419
Harrow, Inc., 8.63%, 09/15/2030(b)	349,000	367,118
Perrigo Finance Unlimited Co., 5.15%, 06/15/2030	1,035,000	1,002,295
		2,642,333
Real Estate Management & Development-1.16%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(b)	882,000	892,239
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.25%, 04/15/2030(b)	626,000	592,605
Five Point Operating Co., L.P., 8.00%, 10/01/2030(b)	620,000	642,497
Kennedy-Wilson, Inc., 4.75%, 02/01/2030	830,000	805,681
		2,933,022
Residential REITs-0.21%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/2030(b)	557,000	532,505
Semiconductors & Semiconductor Equipment-1.12%
Entegris, Inc., 5.95%, 06/15/2030(b)	1,241,000	1,266,676
Kioxia Holdings Corp. (Japan), 6.25%, 07/24/2030(b)	1,520,000	1,579,590
		2,846,266
Software-1.79%
Capstone Borrower, Inc., 8.00%, 06/15/2030(b)	1,145,000	996,875
Gen Digital, Inc., 7.13%, 09/30/2030(b)(c)	813,000	826,398
McAfee Corp., 7.38%, 02/15/2030(b)	2,718,000	2,227,114
Pagaya US Holding Co. LLC, 8.88%, 08/01/2030(b)(c)	680,000	493,329
		4,543,716
Specialized REITs-0.71%
Iron Mountain, Inc., 5.25%, 07/15/2030(b)	1,798,000	1,790,339
Specialty Retail-2.66%
Advance Auto Parts, Inc., 7.00%, 08/01/2030(b)	1,350,000	1,385,869
Albion Financing 1 S.a.r.l /Aggreko Holdings, Inc. (Luxembourg), 7.00%, 05/21/2030(b)	1,938,000	2,030,749
Asbury Automotive Group, Inc., 4.75%, 03/01/2030	615,000	605,650
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	1,169,000	1,198,333

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Specialty Retail-(continued)
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	$690,000	$ 707,672
Lithia Motors, Inc., 5.50%, 10/01/2030(b)	830,000	835,756
		6,764,029
Technology Hardware, Storage & Peripherals-0.70%
Diebold Nixdorf, Inc., 7.75%, 03/31/2030(b)	1,319,000	1,394,473
Xerox Corp., 10.25%, 10/15/2030(b)(c)	535,000	387,875
		1,782,348
Textiles, Apparel & Luxury Goods-0.60%
Under Armour, Inc., 7.25%, 07/15/2030(b)(c)	550,000	569,438
VF Corp., 2.95%, 04/23/2030	1,041,000	956,547
		1,525,985
Trading Companies & Distributors-1.45%
Boise Cascade Co., 4.88%, 07/01/2030(b)(c)	558,000	558,146
FTAI Aviation Investors LLC, 7.88%, 12/01/2030(b)	692,000	732,678
Herc Holdings, Inc., 7.00%, 06/15/2030(b)	2,280,000	2,390,676
		3,681,500
Wireless Telecommunication Services-0.78%
Getty Images, Inc.
11.25%, 02/21/2030(b)	750,000	664,330
10.50%, 11/15/2030(b)	870,000	770,805
Ontario Gaming GTA L.P./OTG Co-Issuer, Inc. (Canada), 8.00%, 08/01/2030(b)	558,000	539,760
		1,974,895
Total U.S. Dollar Denominated Bonds & Notes (Cost $247,142,910)		248,321,693
	Shares	Value
Money Market Funds-0.38%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $964,541)	964,541	$ 964,541
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.14% (Cost $248,107,451)		249,286,234
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.77%
Invesco Private Government Fund, 3.64%(d)(e)(f)	4,790,981	4,790,981
Invesco Private Prime Fund, 3.81%(d)(e)(f)	12,410,654	12,414,377
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,205,358)		17,205,358
TOTAL INVESTMENTS IN SECURITIES-104.91% (Cost $265,312,809)		266,491,592
OTHER ASSETS LESS LIABILITIES-(4.91)%		(12,472,915)
NET ASSETS-100.00%		$254,018,677

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2026 was $218,593,207, which represented 86.05% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$615,775	$20,580,522	$(20,231,756)	$-	$-	$964,541	$25,208
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,153,934	$26,094,694	$(24,457,647)	$-	$-	$4,790,981	$81,924*
Invesco Private Prime Fund	8,210,793	51,374,112	(47,170,373)	(517)	362	12,414,377	221,873*
Total	$11,980,502	$98,049,328	$(91,859,776)	$(517)	$362	$18,169,899	$329,005

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)
February 28, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.68%
Aerospace & Defense-1.54%
Neptune Bidco US, Inc., 10.38%, 05/15/2031(b)	$670,000	$ 676,796
TransDigm, Inc., 7.13%, 12/01/2031(b)	560,000	587,631
		1,264,427
Air Freight & Logistics-0.51%
Clue Opco LLC, 9.50%, 10/15/2031(b)	400,000	414,610
Automobile Components-3.05%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/2031(b)	279,000	276,760
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/2031	301,000	288,799
5.25%, 07/15/2031	340,000	324,613
Kronos Acquisition Holdings, Inc. (Canada), 8.25%, 06/30/2031(b)	220,000	150,425
United Rentals (North America), Inc., 3.88%, 02/15/2031	608,000	586,163
ZF North America Capital, Inc. (Germany), 7.50%, 03/24/2031(b)	850,000	876,519
		2,503,279
Automobiles-0.65%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	560,000	533,029
Broadline Retail-0.25%
Kohl’s Corp., 5.13%, 05/01/2031	240,000	203,256
Building Products-0.87%
K. Hovnanian Enterprises, Inc., 8.00%, 04/01/2031(b)	250,000	257,316
Park River Holdings, Inc., 8.00%, 03/15/2031(b)	450,000	453,248
		710,564
Capital Markets-0.44%
Coinbase Global, Inc., 3.63%, 10/01/2031(b)	415,000	363,118
Chemicals-3.69%
Ashland, Inc., 3.38%, 09/01/2031(b)	250,000	230,532
Avient Corp., 6.25%, 11/01/2031(b)	365,000	377,145
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031(b)	285,000	299,968
Celanese US Holdings LLC, 7.00%, 02/15/2031	320,000	329,784
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	510,000	522,750
Olympus Water US Holding Corp., 7.25%, 06/15/2031(b)	455,000	465,890
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031	265,000	251,173
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.00%, 06/01/2031(b)	365,000	351,750
W. R. Grace Holdings LLC, 7.38%, 03/01/2031(b)	195,000	200,321
		3,029,313
	Principal Amount	Value
Commercial Services & Supplies-4.02%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(b)	$1,307,000	$ 1,381,595
Clean Harbors, Inc., 6.38%, 02/01/2031(b)	275,000	282,570
Garda World Security Corp. (Canada), 6.50%, 01/15/2031(b)	360,000	370,051
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	560,000	588,056
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031(b)	700,000	674,506
		3,296,778
Communications Equipment-0.47%
Viasat, Inc., 7.50%, 05/30/2031(b)	390,000	385,237
Construction & Engineering-0.74%
Artera Services LLC, 8.50%, 02/15/2031(b)	334,000	279,452
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031(b)	330,000	331,320
		610,772
Construction Materials-1.43%
Knife River Corp., 7.75%, 05/01/2031(b)	240,000	250,381
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031(b)	616,000	654,814
Williams Scotsman, Inc., 7.38%, 10/01/2031(b)	255,000	267,132
		1,172,327
Consumer Finance-2.00%
Bread Financial Holdings, Inc., 6.75%, 05/15/2031(b)	267,000	272,363
Encore Capital Group, Inc., 6.63%, 04/15/2031(b)	280,000	284,511
goeasy Ltd. (Canada), 6.88%, 02/15/2031(b)	250,000	215,813
OneMain Finance Corp.
7.50%, 05/15/2031	420,000	433,950
7.13%, 11/15/2031	420,000	429,687
		1,636,324
Consumer Staples Distribution & Retail-1.25%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 5.50%, 03/31/2031(b)	390,000	393,112
Fiesta Purchaser, Inc., 7.88%, 03/01/2031(b)	280,000	288,629
Ingles Markets, Inc., 4.00%, 06/15/2031(b)	195,000	184,918
Safeway, Inc., 7.25%, 02/01/2031	145,000	157,992
		1,024,651
Containers & Packaging-2.23%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.25%, 01/30/2031(b)	350,000	358,405
Ball Corp., 3.13%, 09/15/2031	460,000	427,396
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031(b)	420,000	411,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Containers & Packaging-(continued)
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	$380,000	$ 384,675
Sealed Air Corp., 7.25%, 02/15/2031(b)	240,000	249,462
		1,831,082
Distributors-0.20%
Vamos Europe S.A. (Brazil), 9.20%, 01/26/2031(b)	170,000	162,180
Diversified Consumer Services-0.53%
Service Corp. International, 4.00%, 05/15/2031	455,000	435,239
Diversified Telecommunication Services-1.81%
Altice France S.A. (France), 6.50%, 10/15/2031(b)	208,153	201,171
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	1,220,000	1,285,386
		1,486,557
Electric Utilities-1.77%
NRG Energy, Inc., 3.63%, 02/15/2031(b)	550,000	519,418
Sotera Health Holdings LLC, 7.38%, 06/01/2031(b)	420,000	442,457
XPLR Infrastructure Operating Partners L.P., 8.38%, 01/15/2031(b)	465,000	492,607
		1,454,482
Electronic Equipment, Instruments & Components-0.82%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.75%, 07/15/2031(b)	265,000	276,577
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	420,000	396,250
		672,827
Energy Equipment & Services-0.68%
Enerflex, Inc. (Canada), 6.88%, 01/15/2031(b)	230,000	238,480
Nabors Industries, Inc., 8.88%, 08/15/2031(b)	305,000	316,140
		554,620
Entertainment-1.13%
Light and Wonder International, Inc., 7.50%, 09/01/2031(b)	310,000	324,365
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/2031(b)	560,000	605,038
		929,403
Financial Services-3.62%
Burford Capital Global Finance LLC, 9.25%, 07/01/2031(b)	384,000	390,593
Focus Financial Partners LLC, 6.75%, 09/15/2031(b)	560,000	557,493
Freedom Mortgage Holdings LLC, 6.88%, 05/01/2031(b)	440,000	424,709
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/2031(b)	755,000	785,963
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(b)	280,000	272,086
UWM Holdings LLC, 6.25%, 03/15/2031(b)	560,000	541,446
		2,972,290
	Principal Amount	Value
Food Products-1.25%
Post Holdings, Inc., 4.50%, 09/15/2031(b)	$545,000	$ 521,777
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031(b)	500,000	507,399
		1,029,176
Gas Utilities-0.44%
Ferrellgas L.P./Ferrellgas Finance Corp., 9.25%, 01/15/2031(b)	350,000	363,371
Ground Transportation-0.32%
XPO, Inc., 7.13%, 06/01/2031(b)	250,000	260,342
Health Care Equipment & Supplies-0.41%
HAH Group Holding Co. LLC, 9.75%, 10/01/2031(b)	375,000	336,230
Health Care Providers & Services-3.66%
Community Health Systems, Inc., 4.75%, 02/15/2031(b)	590,000	541,789
DaVita, Inc., 3.75%, 02/15/2031(b)	835,000	780,811
Encompass Health Corp., 4.63%, 04/01/2031	225,000	221,078
Molina Healthcare, Inc., 6.50%, 02/15/2031(b)	475,000	477,111
Tenet Healthcare Corp.
6.75%, 05/15/2031	730,000	759,948
6.88%, 11/15/2031	200,000	218,854
		2,999,591
Health Care REITs-0.99%
Diversified Healthcare Trust, 4.38%, 03/01/2031	275,000	248,943
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	734,900	562,676
		811,619
Hotel & Resort REITs-0.72%
Service Properties Trust, 8.63%, 11/15/2031(b)	560,000	589,478
Hotels, Restaurants & Leisure-5.50%
Boyd Gaming Corp., 4.75%, 06/15/2031(b)	500,000	489,479
Churchill Downs, Inc., 6.75%, 05/01/2031(b)	330,000	340,347
Hilton Domestic Operating Co., Inc., 4.00%, 05/01/2031(b)	615,000	591,068
Hilton Grand Vacations Borrower LLC, 4.88%, 07/01/2031(b)	275,000	258,994
Life Time, Inc., 6.00%, 11/15/2031(b)	275,000	283,563
Merlin Entertainments Group U.S. Holdings, Inc. (United Kingdom), 7.38%, 02/15/2031(b)	280,000	231,208
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/2031(b)	390,000	413,721
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/2031(b)	400,000	255,500
Six Flags Entertainment Corp., 7.25%, 05/15/2031(b)	435,000	427,359
Station Casinos LLC, 4.63%, 12/01/2031(b)	275,000	265,548
TKC Holdings, Inc., 12.00%, 02/15/2031(b)	380,000	399,722
Yum! Brands, Inc., 3.63%, 03/15/2031	580,000	550,838
		4,507,347

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Household Durables-0.95%
Beazer Homes USA, Inc., 7.50%, 03/15/2031(b)	$145,000	$ 149,368
KB Home, 4.00%, 06/15/2031	220,000	210,408
Somnigroup International, Inc., 3.88%, 10/15/2031(b)	445,000	417,996
		777,772
Household Products-0.64%
Central Garden & Pet Co., 4.13%, 04/30/2031(b)	225,000	214,896
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	330,000	308,831
		523,727
Independent Power and Renewable Electricity Producers-0.60%
Clearway Energy Operating LLC, 3.75%, 02/15/2031(b)	515,000	488,204
Insurance-5.50%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00%, 01/15/2031(b)	810,000	825,264
6.50%, 10/01/2031(b)	560,000	563,774
Ardonagh Finco Ltd. (United Kingdom), 7.75%, 02/15/2031(b)	830,000	850,402
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 7.25%, 02/15/2031(b)	565,000	573,093
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(b)	1,665,000	1,695,088
		4,507,621
Interactive Media & Services-0.30%
Match Group Holdings II LLC, 3.63%, 10/01/2031(b)	275,000	249,728
IT Services-2.11%
CoreWeave, Inc., 9.00%, 02/01/2031(b)	970,000	937,133
Star Holding LLC, 8.75%, 08/01/2031(b)	195,000	196,679
Twilio, Inc., 3.88%, 03/15/2031	285,000	268,997
Unisys Corp., 10.63%, 01/15/2031(b)	390,000	329,560
		1,732,369
Machinery-0.80%
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031(b)	460,000	476,841
Manitowoc Co., Inc. (The), 9.25%, 10/01/2031(b)	165,000	179,564
		656,405
Marine Transportation-1.72%
NCL Corp. Ltd., 5.88%, 01/15/2031(b)	670,000	677,377
Stena International S.A. (Sweden)
7.25%, 01/15/2031(b)	486,000	501,321
7.63%, 02/15/2031(b)	225,000	234,589
		1,413,287
Media-10.27%
Block Communications, Inc., 10.25%, 03/01/2031(b)	250,000	230,049
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031(b)	1,615,000	1,506,498
7.38%, 03/01/2031(b)	595,000	614,277
	Principal Amount	Value
Media-(continued)
Clear Channel Outdoor Holdings, Inc., 7.13%, 02/15/2031(b)	$620,000	$ 655,666
CSC Holdings LLC
3.38%, 02/15/2031(b)	450,000	268,657
4.50%, 11/15/2031(b)	665,000	399,679
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	1,120,000	1,146,351
Lamar Media Corp., 3.63%, 01/15/2031	310,000	293,751
McGraw-Hill Education, Inc., 7.38%, 09/01/2031(b)	345,000	352,820
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/2031(b)	250,000	262,995
Sirius XM Radio LLC, 3.88%, 09/01/2031(b)	835,000	766,359
Sunrise FinCo I B.V. (Netherlands), 4.88%, 07/15/2031, (Acquired 09/18/2023 - 02/06/2026; Cost $644,427)(b)(c)	690,000	658,318
Univision Communications, Inc., 8.50%, 07/31/2031(b)	695,000	711,893
Versant Media Group, Inc., 7.25%, 01/30/2031(b)	540,000	552,976
		8,420,289
Metals & Mining-2.07%
ATI, Inc., 5.13%, 10/01/2031	195,000	196,080
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031(b)	180,000	170,918
7.50%, 09/15/2031(b)	460,000	480,482
Commercial Metals Co., 3.88%, 02/15/2031	170,000	162,375
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)	310,000	299,865
Novelis Corp., 3.88%, 08/15/2031(b)	420,000	384,266
		1,693,986
Mortgage REITs-0.38%
Starwood Property Trust, Inc., 5.75%, 01/15/2031(b)	310,000	313,627
Office REITs-0.20%
Brandywine Operating Partnership L.P., 6.13%, 01/15/2031	170,000	161,420
Oil, Gas & Consumable Fuels-7.56%
Calumet Specialty Products Partners L.P./. Calumet Finance Corp., 9.75%, 02/15/2031(b)	230,000	245,189
CNX Resources Corp., 7.38%, 01/15/2031(b)	275,000	285,377
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031(b)	785,000	783,453
CVR Energy, Inc., 7.50%, 02/15/2031(b)	150,000	149,579
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 02/01/2031(b)	329,000	320,685
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(b)	415,000	409,259
Murphy Oil USA, Inc., 3.75%, 02/15/2031(b)	265,000	249,523
Northern Oil and Gas, Inc., 8.75%, 06/15/2031(b)	265,000	276,677
SM Energy Co., 8.75%, 07/01/2031(b)	749,000	786,824
Sunoco L.P., 5.63%, 03/15/2031(b)	540,000	544,896
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 09/01/2031(b)	260,000	263,605
Talos Production, Inc., 9.38%, 02/01/2031(b)	335,000	356,664

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Venture Global LNG, Inc., 8.38%, 06/01/2031(b)	$1,215,000	$ 1,245,032
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/2031(b)	275,000	287,019
		6,203,782
Paper & Forest Products-0.51%
Magnera Corp., 7.25%, 11/15/2031(b)	430,000	421,328
Passenger Airlines-2.52%
Avianca Midco 2 PLC (Colombia), 9.50%, 01/28/2031(b)	420,000	425,250
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)	1,115,000	1,134,123
United Airlines Holdings, Inc., 5.38%, 03/01/2031	500,000	510,405
		2,069,778
Pharmaceuticals-1.70%
Endo Finance Holdings L.P., 8.50%, 04/15/2031(b)	563,000	598,710
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031(b)	895,000	796,094
		1,394,804
Professional Services-0.55%
AMN Healthcare, Inc., 6.50%, 01/15/2031(b)	230,000	231,106
TriNet Group, Inc., 7.13%, 08/15/2031(b)	225,000	218,554
		449,660
Real Estate Management & Development-1.15%
Howard Hughes Corp. (The), 4.38%, 02/01/2031(b)	368,000	350,276
Kennedy-Wilson, Inc., 5.00%, 03/01/2031	320,000	310,416
Velocity Commercial Capital LLC, 9.38%, 02/15/2031(b)	280,000	284,078
		944,770
Software-3.42%
Black Pearl Compute LLC, 6.13%, 02/15/2031(b)	1,110,000	1,137,419
Open Text Holdings, Inc. (Canada), 4.13%, 12/01/2031(b)	365,000	319,100
UKG, Inc., 6.88%, 02/01/2031(b)	1,390,000	1,349,480
		2,805,999
Specialized REITs-0.70%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	595,000	574,333
	Principal Amount	Value
Specialty Retail-3.84%
Gap, Inc. (The), 3.88%, 10/01/2031(b)	$420,000	$ 391,146
LBM Acquisition LLC, 9.50%, 06/15/2031(b)	535,000	499,663
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	470,000	494,290
Lithia Motors, Inc., 4.38%, 01/15/2031(b)	310,000	298,328
Men’s Wearhouse LLC (The), 9.00%, 02/01/2031(b)	250,000	257,558
Petco Health & Wellness Co., Inc., 8.25%, 02/01/2031(b)	330,000	322,519
Sonic Automotive, Inc., 4.88%, 11/15/2031(b)	285,000	275,504
Valvoline, Inc., 3.63%, 06/15/2031(b)	300,000	278,879
William Carter Co. (The), 7.38%, 02/15/2031(b)	320,000	329,978
		3,147,865
Textiles, Apparel & Luxury Goods-0.22%
Crocs, Inc., 4.13%, 08/15/2031(b)	195,000	182,581
Trading Companies & Distributors-0.92%
FTAI Aviation Investors LLC, 7.00%, 05/01/2031(b)	397,000	417,166
Herc Holdings, Inc., 5.75%, 03/15/2031(b)	330,000	334,706
		751,872
Water Utilities-0.39%
S&S Holdings LLC, 8.38%, 10/01/2031(b)	340,000	318,928
Wireless Telecommunication Services-1.67%
VMED O2 UK Financing I PLC (United Kingdom)
4.25%, 01/31/2031(b)	761,000	671,598
4.75%, 07/15/2031(b)	785,000	699,695
		1,371,293
Total U.S. Dollar Denominated Bonds & Notes (Cost $79,617,743)		80,118,947
	Shares
Money Market Funds-0.75%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $612,841)	612,841	612,841
TOTAL INVESTMENTS IN SECURITIES-98.43% (Cost $80,230,584)		80,731,788
OTHER ASSETS LESS LIABILITIES-1.57%		1,290,151
NET ASSETS-100.00%		$82,021,939

Investment Abbreviations:
CVR	-Contingent Value Rights
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
February 28, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2026 was $71,574,706, which represented 87.26% of the Fund’s Net Assets.
(c)	Restricted security. The value of this security at February 28, 2026 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,009	$5,260,383	$(4,658,551)	$-	$-	$612,841	$7,446

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)
February 28, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.11%
Aerospace & Defense-2.45%
Efesto Bidco S.p.A. Efesto US LLC (Italy), Series XR, 7.50%, 02/15/2032(b)	$190,000	$ 194,725
Goat Holdco LLC, 6.75%, 02/01/2032(b)	170,000	175,807
TransDigm, Inc., 6.63%, 03/01/2032(b)	490,000	508,248
		878,780
Automobile Components-3.39%
American Axle & Manufacturing, Inc., 6.38%, 10/15/2032(b)	190,000	193,493
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, 06/15/2032(b)(c)	140,000	137,758
Clarios Global L.P./Clarios US Finance Co., 6.75%, 09/15/2032(b)	270,000	280,422
Dana, Inc., 4.50%, 02/15/2032	54,000	51,461
Patrick Industries, Inc., 6.38%, 11/01/2032(b)	115,000	118,201
Phinia, Inc., 6.63%, 10/15/2032(b)	105,000	109,103
United Rentals (North America), Inc., 3.75%, 01/15/2032	175,000	165,381
ZF North America Capital, Inc. (Germany), 6.88%, 04/23/2032(b)	160,000	160,609
		1,216,428
Automobiles-0.48%
Nissan Motor Co. Ltd. (Japan), 7.75%, 07/17/2032(b)	160,000	171,242
Banks-0.28%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)(c)	100,000	101,948
Biotechnology-1.01%
Genmab A/S (Denmark), 6.25%, 12/15/2032(b)	350,000	363,473
Building Products-2.50%
Builders FirstSource, Inc.
4.25%, 02/01/2032(b)	301,000	287,363
6.38%, 06/15/2032(b)	160,000	164,547
JELD-WEN Holding, Inc., 7.00%, 09/01/2032(b)(c)	85,000	46,008
MasterBrand, Inc., 7.00%, 07/15/2032(b)	160,000	161,159
Standard Building Solutions, Inc., 6.50%, 08/15/2032(b)	230,000	237,088
		896,165
Capital Markets-0.39%
Methanex US Operations, Inc., 6.25%, 03/15/2032(b)	135,000	139,811
Chemicals-2.11%
Celanese US Holdings LLC, 7.38%, 07/15/2032	230,000	242,676
Olympus Water US Holding Corp., 6.75%, 08/01/2032(b)	260,000	256,172
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/2032	90,000	85,870
W. R. Grace Holdings LLC, 6.63%, 08/15/2032(b)	170,000	172,115
		756,833
	Principal Amount	Value
Commercial Services & Supplies-2.69%
ADT Security Corp. (The), 4.88%, 07/15/2032(b)	$165,000	$ 160,442
Brink’s Co. (The), 6.75%, 06/15/2032(b)	90,000	93,221
Cimpress PLC (Ireland), 7.38%, 09/15/2032(b)	120,000	120,874
Garda World Security Corp. (Canada)
8.25%, 08/01/2032(b)	130,000	133,004
8.38%, 11/15/2032(b)	230,000	235,790
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/2032(b)(c)	110,000	102,376
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	115,000	120,049
		965,756
Construction & Engineering-0.40%
Arcosa, Inc., 6.88%, 08/15/2032(b)	135,000	141,726
Construction Materials-2.55%
Quikrete Holdings, Inc., 6.38%, 03/01/2032(b)	880,000	915,154
Consumer Finance-1.54%
FirstCash, Inc., 6.88%, 03/01/2032(b)	112,000	115,724
Navient Corp., 7.88%, 06/15/2032(c)	120,000	111,775
OneMain Finance Corp.
6.75%, 03/15/2032	140,000	141,262
7.13%, 09/15/2032	180,000	184,303
		553,064
Consumer Staples Distribution & Retail-2.15%
Albertsons Cos., Inc., 5.63%, 03/31/2032(b)	200,000	200,909
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/2032(b)(c)	110,000	101,407
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(b)	105,000	107,015
Performance Food Group, Inc., 6.13%, 09/15/2032(b)	230,000	236,382
US Foods, Inc., 7.25%, 01/15/2032(b)	120,000	125,826
		771,539
Containers & Packaging-1.64%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(b)	320,000	322,667
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)(c)	110,000	111,566
Owens-Brockway Glass Container, Inc., 7.38%, 06/01/2032(b)(c)	60,000	60,718
Sealed Air Corp., 6.50%, 07/15/2032(b)	90,000	92,767
		587,718
Distributors-0.39%
Resideo Funding, Inc., 6.50%, 07/15/2032(b)	135,000	137,993
Diversified Consumer Services-0.51%
Service Corp. International, 5.75%, 10/15/2032	180,000	183,737
Diversified REITs-1.13%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	175,000	169,479
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	231,000	234,478
		403,957

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Diversified Telecommunication Services-2.59%
Altice France S.A. (France)
6.50%, 04/15/2032(b)	$426,511	$408,879
6.88%, 07/15/2032(b)	337,126	324,035
Iliad Holding S.A.S. (France), 7.00%, 04/15/2032(b)	190,000	195,284
		928,198
Electric Utilities-1.56%
Alpha Generation LLC, 6.75%, 10/15/2032(b)	232,000	241,516
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	225,000	224,484
NRG Energy, Inc., 3.88%, 02/15/2032(b)	100,000	93,691
		559,691
Electrical Equipment-0.75%
EnerSys, 6.63%, 01/15/2032(b)	70,000	72,291
WESCO Distribution, Inc., 6.63%, 03/15/2032(b)	190,000	197,889
		270,180
Electronic Equipment, Instruments & Components-1.79%
Insight Enterprises, Inc., 6.63%, 05/15/2032(b)	115,000	115,401
ION Platform Finance US, Inc., 7.88%, 09/30/2032(b)	350,000	281,074
Sensata Technologies, Inc., 6.63%, 07/15/2032(b)	120,000	125,730
Zebra Technologies Corp., 6.50%, 06/01/2032(b)	115,000	117,962
		640,167
Energy Equipment & Services-1.24%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.63%, 09/01/2032(b)	150,000	156,204
Harvest Midstream I L.P., 7.50%, 05/15/2032(b)	120,000	124,635
Nabors Industries, Inc., 7.63%, 11/15/2032(b)	160,000	164,934
		445,773
Entertainment-0.33%
Cinemark USA, Inc., 7.00%, 08/01/2032(b)(c)	115,000	119,874
Financial Services-4.65%
Compass Group Diversified Holdings LLC, 5.00%, 01/15/2032(b)(c)	71,468	63,494
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/2032(b)	140,000	138,668
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	150,000	151,251
Jane Street Group/JSG Finance, Inc., 6.13%, 11/01/2032(b)	370,000	372,492
Osaic Holdings, Inc., 6.75%, 08/01/2032(b)	230,000	232,269
PennyMac Financial Services, Inc., 6.88%, 05/15/2032(b)	190,000	191,341
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(b)	380,000	372,258
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(b)	140,000	145,391
		1,667,164
	Principal Amount	Value
Food Products-1.47%
Froneri Lux Finco S.a.r.l. (United Kingdom), 6.00%, 08/01/2032(b)	$130,000	$ 130,815
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	166,000	159,052
Post Holdings, Inc., 6.25%, 02/15/2032(b)	230,000	236,888
		526,755
Ground Transportation-1.11%
Genesee & Wyoming, Inc., 6.25%, 04/15/2032(b)	160,000	165,118
Watco Cos LLC/Watco Finance Corp., 7.13%, 08/01/2032(b)	220,000	231,629
		396,747
Health Care Equipment & Supplies-1.05%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(b)	160,000	161,428
Radiology Partners, Inc., 8.50%, 07/15/2032(b)	210,000	216,496
		377,924
Health Care Providers & Services-5.31%
Community Health Systems, Inc., 10.88%, 01/15/2032(b)	397,000	430,735
Concentra Health Services, Inc., 6.88%, 07/15/2032(b)	145,000	151,582
DaVita, Inc., 6.88%, 09/01/2032(b)	230,000	239,134
LifePoint Health, Inc., 10.00%, 06/01/2032(b)	180,000	187,966
Molina Healthcare, Inc., 3.88%, 05/15/2032(b)	175,000	154,703
Select Medical Corp., 6.25%, 12/01/2032(b)(c)	130,000	126,920
Surgery Center Holdings, Inc., 7.25%, 04/15/2032(b)	280,000	280,010
Tenet Healthcare Corp., 5.50%, 11/15/2032(b)	330,000	334,317
		1,905,367
Health Care Technology-0.35%
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 07/01/2032(b)(c)	140,000	124,204
Hotel & Resort REITs-0.99%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	230,000	238,142
Service Properties Trust, 8.88%, 06/15/2032(c)	115,000	115,525
		353,667
Hotels, Restaurants & Leisure-7.30%
Caesars Entertainment, Inc.
6.50%, 02/15/2032(b)(c)	340,000	345,749
6.00%, 10/15/2032(b)(c)	252,000	246,548
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032(b)	330,000	307,713
6.13%, 04/01/2032(b)	105,000	108,625
Hilton Grand Vacations Borrower LLC, 6.63%, 01/15/2032(b)	195,000	199,086
MGM Resorts International, 6.50%, 04/15/2032(c)	170,000	174,594
Motion Finco S.a.r.l. (United Kingdom), 8.38%, 02/15/2032(b)	93,000	74,235

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032(b)	$230,000	$ 233,040
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/2032(b)	190,000	193,284
Station Casinos LLC, 6.63%, 03/15/2032(b)	113,000	115,763
Vail Resorts, Inc., 6.50%, 05/15/2032(b)	135,000	139,894
Yum! Brands, Inc.
4.63%, 01/31/2032	250,000	245,953
5.38%, 04/01/2032	230,000	233,958
		2,618,442
Household Durables-1.63%
LGI Homes, Inc., 7.00%, 11/15/2032(b)	90,000	88,336
Newell Brands, Inc., 6.63%, 05/15/2032(c)	115,000	115,065
Taylor Morrison Communities, Inc., 5.75%, 11/15/2032(b)	120,000	124,090
TopBuild Corp., 4.13%, 02/15/2032(b)	100,000	95,147
Wayfair LLC, 6.75%, 11/15/2032(b)	160,000	163,194
		585,832
Independent Power and Renewable Electricity Producers-0.21%
Clearway Energy Operating LLC, 3.75%, 01/15/2032(b)	80,000	74,450
Insurance-5.47%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/2032(b)	120,000	117,786
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, 10/01/2032(b)	150,000	148,504
Ardonagh Group Finance Ltd. (United Kingdom), 8.88%, 02/15/2032(b)	360,000	355,634
Asurion LLC and Asurion Co-Issuer, Inc., 8.00%, 12/31/2032(b)	750,000	788,376
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 8.13%, 02/15/2032(b)	115,000	110,203
HUB International Ltd., 7.38%, 01/31/2032(b)	435,000	443,026
		1,963,529
Interactive Media & Services-1.68%
Discovery Global Holdings, Inc.
4.28%, 03/15/2032	60,000	50,042
4.28%, 03/15/2032(c)	600,000	552,000
		602,042
Life Sciences Tools & Services-1.26%
IQVIA, Inc., 6.25%, 06/01/2032(b)	440,000	453,167
Machinery-0.75%
Terex Corp., 6.25%, 10/15/2032(b)	175,000	180,354
Wilsonart LLC, 11.00%, 08/15/2032(b)	110,000	90,164
		270,518
Marine Transportation-1.49%
Danaos Corp. (Greece), 6.88%, 10/15/2032(b)	120,000	123,857
NCL Corp. Ltd., 6.75%, 02/01/2032(b)	400,000	412,208
		536,065
	Principal Amount	Value
Media-5.74%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 02/01/2032(b)	$275,000	$255,930
4.50%, 05/01/2032	650,000	595,299
Dotdash Meredith, Inc., 7.63%, 06/15/2032(b)	90,000	83,322
Gray Media, Inc., 9.63%, 07/15/2032(b)	260,000	270,342
Midcontinent Communications, 8.00%, 08/15/2032(b)(c)	155,000	146,116
Sinclair Television Group, Inc., 4.38%, 12/31/2032(b)	60,000	48,322
Univision Communications, Inc., 9.38%, 08/01/2032(b)(c)	330,000	349,470
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	350,000	311,398
		2,060,199
Metals & Mining-1.60%
Century Aluminum Co., 6.88%, 08/01/2032(b)	90,000	93,205
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032(b)(c)	325,000	330,485
Commercial Metals Co., 4.38%, 03/15/2032(c)	70,000	67,109
Constellium SE, 6.38%, 08/15/2032(b)	80,000	83,337
		574,136
Oil, Gas & Consumable Fuels-8.62%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, 10/15/2032(b)	135,000	140,346
CNX Resources Corp., 7.25%, 03/01/2032(b)	131,000	137,450
Crescent Energy Finance LLC
7.63%, 04/01/2032(b)	250,000	253,023
7.88%, 04/15/2032(b)	230,000	234,447
Genesis Energy L.P./Genesis Energy Finance Corp., 7.88%, 05/15/2032(c)	160,000	167,590
Global Partners L.P./GLP Finance Corp., 8.25%, 01/15/2032(b)	100,000	105,882
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 04/15/2032(b)	120,000	116,847
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	135,000	142,560
Long Ridge Energy LLC, 8.75%, 02/15/2032(b)	130,000	139,607
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032(b)	90,000	94,134
Matador Resources Co., 6.50%, 04/15/2032(b)	204,000	208,446
Murphy Oil Corp., 6.00%, 10/01/2032(c)	135,000	135,314
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	295,000	309,625
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	140,000	144,050
SM Energy Co., 7.00%, 08/01/2032(b)(c)	175,000	178,340
Sunoco LP, 6.63%, 08/15/2032(b)	110,000	113,916
Venture Global LNG, Inc., 9.88%, 02/01/2032(b)(c)	445,000	471,777
		3,093,354
Personal Care Products-1.14%
Opal Bidco SAS (France), 6.50%, 03/31/2032(b)	260,000	267,968
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 03/01/2032	135,000	140,239
		408,207

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-5.03%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	$1,260,000	$ 1,304,109
Global Medical Response, Inc., 7.38%, 10/01/2032(b)	230,000	240,932
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032(b)	120,000	103,950
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	160,000	156,714
		1,805,705
Professional Services-0.67%
Amentum Holdings, Inc., 7.25%, 08/01/2032(b)	230,000	241,149
Real Estate Management & Development-0.28%
Howard Hughes Corp. (The), 5.88%, 03/01/2032(b)	100,000	100,009
Software-1.64%
Cloud Software Group, Inc., 8.25%, 06/30/2032(b)	410,000	410,694
SS&C Technologies, Inc., 6.50%, 06/01/2032(b)	175,000	178,524
		589,218
Specialized REITs-0.38%
Iron Mountain, Inc., 5.63%, 07/15/2032(b)	135,000	134,789
Specialty Retail-1.88%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032(b)	140,000	136,233
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom), 8.75%, 01/15/2032(b)	120,000	111,207
PetSmart LLC/PetSmart Finance Corp., 7.50%, 09/15/2032(b)	420,000	425,305
		672,745
Trading Companies & Distributors-1.97%
FTAI Aviation Investors LLC, 7.00%, 06/15/2032(b)	180,000	189,109
QXO Building Products, Inc., 6.75%, 04/30/2032(b)	500,000	518,303
		707,412
	Principal Amount	Value
Wireless Telecommunication Services-0.57%
VMED O2 UK Financing I PLC (United Kingdom), 7.75%, 04/15/2032(b)	$205,000	$ 205,251
Total U.S. Dollar Denominated Bonds & Notes (Cost $34,901,163)		35,197,254
	Shares
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $71,717)	71,717	71,717
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.31% (Cost $34,972,880)		35,268,971
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.07%
Invesco Private Government Fund, 3.64%(d)(e)(f)	907,259	907,259
Invesco Private Prime Fund, 3.81%(d)(e)(f)	2,347,504	2,348,208
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,255,467)		3,255,467
TOTAL INVESTMENTS IN SECURITIES-107.38% (Cost $38,228,347)		38,524,438
OTHER ASSETS LESS LIABILITIES-(7.38)%		(2,648,959)
NET ASSETS-100.00%		$35,875,479

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2026 was $31,281,387, which represented 87.19% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,445	$3,182,869	$(3,133,597)	$-	$-	$71,717	$2,282
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	698,563	3,399,452	(3,190,756)	-	-	907,259	10,903*
Invesco Private Prime Fund	1,816,939	6,422,618	(5,891,306)	(72)	29	2,348,208	29,519*
Total	$2,537,947	$13,004,939	$(12,215,659)	$(72)	$29	$3,327,184	$42,704

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)
February 28, 2026
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.01%
Aerospace & Defense-5.97%
Axon Enterprise, Inc., 6.25%, 03/15/2033(b)	$60,000	$ 62,236
Neptune Bidco US, Inc., 9.50%, 02/15/2033(b)	100,000	98,004
TransDigm, Inc.
6.00%, 01/15/2033(b)	110,000	112,028
6.38%, 05/31/2033(b)	180,000	183,863
		456,131
Automobile Components-3.15%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)	90,000	91,531
Goodyear Tire & Rubber Co. (The), 5.63%, 04/30/2033	40,000	38,099
United Rentals (North America), Inc., 5.38%, 11/15/2033(b)	110,000	110,974
		240,604
Automobiles-0.54%
Allison Transmission, Inc., 5.88%, 12/01/2033(b)	40,000	40,871
Building Products-1.61%
K. Hovnanian Enterprises, Inc., 8.38%, 10/01/2033(b)	40,000	41,054
Standard Building Solutions, Inc., 6.25%, 08/01/2033(b)	80,000	81,549
		122,603
Chemicals-5.15%
Celanese US Holdings LLC
6.75%, 04/15/2033(c)	70,000	71,818
7.20%, 11/15/2033	70,000	75,256
Chemours Co. (The), 8.00%, 01/15/2033(b)(c)	45,000	45,806
Olympus Water US Holding Corp., 7.25%, 02/15/2033(b)	130,000	129,524
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033(b)	70,000	70,800
		393,204
Commercial Services & Supplies-2.15%
ADT Security Corp. (The), 5.88%, 10/15/2033(b)	70,000	71,182
Clean Harbors, Inc., 5.75%, 10/15/2033(b)	50,000	51,310
Waste Pro USA, Inc., 7.00%, 02/01/2033(b)	40,000	41,730
		164,222
Construction & Engineering-1.20%
AECOM, 6.00%, 08/01/2033(b)	90,000	92,021
Construction Materials-2.18%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033(b)	50,000	52,388
Quikrete Holdings, Inc., 6.75%, 03/01/2033(b)	110,000	114,416
		166,804
Consumer Finance-2.17%
Navient Corp., 5.63%, 08/01/2033	45,000	37,015
OneMain Finance Corp.
6.50%, 03/15/2033	60,000	59,511
6.75%, 09/15/2033	70,000	69,563
		166,089
	Principal Amount	Value
Consumer Staples Distribution & Retail-0.94%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 6.25%, 03/15/2033(b)	$35,000	$ 36,123
US Foods, Inc., 5.75%, 04/15/2033(b)	35,000	35,735
		71,858
Containers & Packaging-1.75%
Ball Corp., 5.50%, 09/15/2033	50,000	51,493
Crown Americas LLC, 5.88%, 06/01/2033(b)	60,000	61,681
Sealed Air Corp., 6.88%, 07/15/2033(b)	20,000	20,690
		133,864
Diversified Consumer Services-0.39%
Graham Holdings Co., 5.63%, 12/01/2033(b)	30,000	30,075
Diversified Telecommunication Services-4.95%
Altice France Lux 3/Altice Holdings 1 (Luxembourg), 10.00%, 01/15/2033(b)	70,000	65,864
FiberCop S.p.A. (Italy), Series 2033, 6.38%, 11/15/2033(b)	25,000	25,429
Level 3 Financing, Inc., 6.88%, 06/30/2033(b)	140,000	145,105
Telecom Italia Capital S.A. (Italy), 6.38%, 11/15/2033	35,000	37,200
Uniti Services LLC, 7.50%, 10/15/2033(b)	100,000	104,116
		377,714
Electric Utilities-2.17%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(b)	40,000	40,790
NRG Energy, Inc., 6.00%, 02/01/2033(b)	60,000	61,483
XPLR Infrastructure Operating Partners L.P., 8.63%, 03/15/2033(b)	60,000	63,541
		165,814
Electrical Equipment-0.75%
WESCO Distribution, Inc., 6.38%, 03/15/2033(b)	55,000	57,381
Energy Equipment & Services-2.43%
USA Compression Partners L.P./USA Compression Finance Corp., 6.25%, 10/01/2033(b)	50,000	50,877
WBI Operating LLC, 6.50%, 10/15/2033(b)	40,000	40,673
Weatherford International Ltd., 6.75%, 10/15/2033(b)	90,000	94,141
		185,691
Entertainment-1.66%
Light and Wonder International, Inc., 6.25%, 10/01/2033(b)	70,000	70,346
Wynn Resorts Capital Corp., 6.25%, 03/15/2033(b)	55,000	56,199
		126,545
Financial Services-6.07%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(b)	55,000	57,765
Burford Capital Global Finance LLC, 7.50%, 07/15/2033(b)	40,000	37,463
Freedom Mortgage Holdings LLC, 7.88%, 04/01/2033(b)	40,000	39,465
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/2033(b)	145,000	148,907
Osaic Holdings, Inc., 8.00%, 08/01/2033(b)	50,000	49,864

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Financial Services-(continued)
PennyMac Financial Services, Inc., 6.88%, 02/15/2033(b)	$60,000	$ 60,116
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	30,000	29,681
WEX, Inc., 6.50%, 03/15/2033(b)	40,000	40,233
		463,494
Food Products-1.87%
Industrial F&B Investments III, Inc., 7.75%, 02/11/2033(b)	60,000	61,627
Post Holdings, Inc., 6.38%, 03/01/2033(b)(c)	80,000	81,494
		143,121
Health Care Equipment & Supplies-0.27%
Insulet Corp., 6.50%, 04/01/2033(b)	20,000	20,813
Health Care Providers & Services-3.59%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(b)(c)	40,000	41,344
DaVita, Inc., 6.75%, 07/15/2033(b)	70,000	72,730
Molina Healthcare, Inc., 6.25%, 01/15/2033(b)	60,000	59,069
Team Services Holding, Inc., 9.00%, 02/15/2033(b)	50,000	48,948
Tenet Healthcare Corp., 6.00%, 11/15/2033(b)	50,000	51,702
		273,793
Hotel & Resort REITs-0.68%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	50,000	51,969
Hotels, Restaurants & Leisure-4.11%
Acushnet Co., 5.63%, 12/01/2033(b)	30,000	30,608
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033(b)	74,000	76,221
5.75%, 09/15/2033(b)	70,000	71,694
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)	50,000	48,514
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/2033(b)	45,000	46,212
Travel + Leisure Co., 6.13%, 09/01/2033(b)	40,000	40,687
		313,936
Household Durables-1.44%
Century Communities, Inc., 6.63%, 09/15/2033(b)	30,000	30,507
Mattamy Group Corp. (Canada), 6.00%, 12/15/2033(b)	40,000	39,403
Whirlpool Corp., 6.50%, 06/15/2033	40,000	39,947
		109,857
Household Products-0.38%
Energizer Holdings, Inc., 6.00%, 09/15/2033(b)(c)	30,000	29,326
Industrial Conglomerates-0.48%
Amsted Industries, Inc., 6.38%, 03/15/2033(b)	35,000	36,494
Insurance-0.75%
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/2033(b)	30,000	29,421
Jones Deslauriers Insurance Management, Inc. (Canada), 6.88%, 10/01/2033(b)	30,000	27,580
		57,001
	Principal Amount	Value
Interactive Media & Services-1.96%
Match Group Holdings II LLC, 6.13%, 09/15/2033(b)	$50,000	$ 49,893
Snap, Inc., 6.88%, 03/01/2033(b)	100,000	99,664
		149,557
IT Services-0.49%
EquipmentShare.com, Inc., 8.00%, 03/15/2033(b)	35,000	37,222
Machinery-2.13%
Columbus McKinnon Corp., 7.13%, 02/01/2033(b)	60,000	61,725
CompoSecure Holdings L.L.C., 5.63%, 02/01/2033(b)	70,000	69,695
Enpro, Inc., 6.13%, 06/01/2033(b)	30,000	31,037
		162,457
Marine Transportation-2.53%
NCL Corp. Ltd., 6.25%, 09/15/2033(b)(c)	70,000	70,698
Viking Cruises Ltd., 5.88%, 10/15/2033(b)	120,000	122,489
		193,187
Media-7.15%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 02/01/2033(b)	120,000	122,784
4.50%, 06/01/2033(b)	130,000	116,203
Gray Media, Inc., 7.25%, 08/15/2033(b)	50,000	51,666
Lamar Media Corp., 5.38%, 11/01/2033(b)	30,000	30,095
Sinclair Television Group, Inc.
8.13%, 02/15/2033(b)	95,000	98,990
9.75%, 02/15/2033(b)	25,000	27,812
VZ Secured Financing B.V. (Netherlands), 7.50%, 01/15/2033(b)	100,000	98,358
		545,908
Metals & Mining-3.21%
Capstone Copper Corp. (Canada), 6.75%, 03/31/2033(b)	45,000	46,537
Cleveland-Cliffs, Inc., 7.38%, 05/01/2033(b)	65,000	66,759
Commercial Metals Co., 5.75%, 11/15/2033(b)	70,000	71,462
Novelis Corp., 6.38%, 08/15/2033(b)	60,000	60,696
		245,454
Oil, Gas & Consumable Fuels-9.18%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, 07/15/2033(b)	40,000	41,534
Chord Energy Corp., 6.75%, 03/15/2033(b)	50,000	51,965
Crescent Energy Finance LLC, 7.38%, 01/15/2033(b)	80,000	79,533
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.38%, 06/30/2033(b)	50,000	51,746
Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 05/15/2033	45,000	47,606
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	30,000	31,097
Hilcorp Energy I L.P./Hilcorp Finance Co., 8.38%, 11/01/2033(b)	45,000	47,514
Kodiak Gas Services LLC, 6.50%, 10/01/2033(b)	60,000	61,904
Matador Resources Co., 6.25%, 04/15/2033(b)	50,000	50,923
Northern Oil and Gas, Inc., 7.88%, 10/15/2033(b)	40,000	40,919
Sunoco L.P., 6.25%, 07/01/2033(b)	75,000	77,285

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Venture Global Plaquemines LNG LLC, 7.50%, 05/01/2033(b)	$85,000	$ 94,334
Vermilion Energy, Inc. (Canada), 7.25%, 02/15/2033(b)	25,000	24,468
		700,828
Professional Services-1.34%
CACI International, Inc., 6.38%, 06/15/2033(b)	70,000	72,120
Science Applications International Corp., 5.88%, 11/01/2033(b)	30,000	29,835
		101,955
Real Estate Management & Development-0.34%
Forestar Group, Inc., 6.50%, 03/15/2033(b)	25,000	25,615
Residential REITs-0.53%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 08/01/2033(b)	40,000	40,409
Semiconductors & Semiconductor Equipment-2.59%
Amkor Technology, Inc., 5.88%, 10/01/2033(b)	40,000	40,868
Kioxia Holdings Corp. (Japan), 6.63%, 07/24/2033(b)	90,000	94,928
Qnity Electronics, Inc., 6.25%, 08/15/2033(b)	60,000	62,373
		198,169
Software-3.23%
Cloud Software Group, Inc., 6.63%, 08/15/2033(b)	80,000	75,542
Fair Isaac Corp., 6.00%, 05/15/2033(b)	100,000	101,161
Gen Digital, Inc., 6.25%, 04/01/2033(b)	70,000	69,704
		246,407
Specialized REITs-1.20%
Iron Mountain, Inc., 6.25%, 01/15/2033(b)	90,000	92,023
Specialty Retail-1.99%
Advance Auto Parts, Inc., 7.38%, 08/01/2033(b)(c)	70,000	71,785
Bath & Body Works, Inc., 6.95%, 03/01/2033	20,000	20,011
PetSmart LLC/PetSmart Finance Corp., 10.00%, 09/15/2033(b)	60,000	60,231
		152,027
	Principal Amount	Value
Trading Companies & Distributors-0.47%
FTAI Aviation Investors LLC, 5.88%, 04/15/2033(b)	$35,000	$ 35,525
Wireless Telecommunication Services-0.87%
VMED O2 UK Financing I PLC (United Kingdom), 6.75%, 01/15/2033(b)	70,000	66,409
Total U.S. Dollar Denominated Bonds & Notes (Cost $7,417,614)		7,484,447
	Shares
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $18,663)	18,663	18,663
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.25% (Cost $7,436,277)		7,503,110
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.85%
Invesco Private Government Fund, 3.64%(d)(e)(f)	103,264	103,264
Invesco Private Prime Fund, 3.81%(d)(e)(f)	266,790	266,870
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $370,134)		370,134
TOTAL INVESTMENTS IN SECURITIES-103.10% (Cost $7,806,411)		7,873,244
OTHER ASSETS LESS LIABILITIES-(3.10)%		(236,498)
NET ASSETS-100.00%		$7,636,746

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2026 was $6,936,928, which represented 90.84% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,688	$895,456	$(884,481)	$-	$-	$18,663	$757
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	40,244	612,857	(549,837)	-	-	103,264	1,366*
Invesco Private Prime Fund	105,324	1,328,753	(1,167,204)	-	(3)	266,870	3,709*
Total	$153,256	$2,837,066	$(2,601,522)	$-	$(3)	$388,797	$5,832

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
February 28, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.62%
Alabama-0.48%
Alabama (State of) Economic Settlement Authority, Series 2016 A, RB	4.00%	09/15/2033	$15	$ 15,039
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2026	5	5,071
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB(a)	5.00%	09/01/2026	20	20,284
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2026	360	366,581
Auburn University, Series 2016 A, Ref. RB	5.00%	06/01/2038	85	85,479
Homewood (City of), AL, Series 2016, Ref. GO Bonds(a)(b)	5.25%	09/01/2026	30	30,469
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2026	80	81,219
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.), Series 2016 A, RB	5.00%	02/01/2036	25	25,023
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.), Series 2016, RB	5.00%	02/01/2041	140	140,025
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	50	50,569
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	80	80,910
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2034	85	85,944
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2035	160	161,707
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	4.00%	09/01/2036	10	10,041
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	4.00%	09/01/2037	130	130,447
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	125	125,825
				1,414,633
Alaska-0.10%
North Slope (Borough of), AK, Series 2021 C, GO Bonds	4.00%	06/30/2026	295	296,750
Arizona-1.15%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2026	410	416,797
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2029	15	15,146
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2032	35	35,326
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2033	500	504,544
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2034	20	20,177
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2026	100	100,912
Arizona (State of) Transportation Board (Garvee), Series 2016, Ref. RB	5.00%	07/01/2026	130	131,264
Glendale (City of), AZ Industrial Development Authority (Sun Health Services), Series 2019 A, Ref. RB	5.00%	11/15/2042	35	35,182
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2026	30	30,271
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025 B, GO Bonds	5.00%	07/01/2026	25	25,239
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2029	35	35,006
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2030	25	25,004
Mesa (City of), AZ, Series 2016, Ref. RB	4.00%	07/01/2031	120	120,506
Mesa (City of), AZ, Series 2016, Ref. RB	4.00%	07/01/2032	575	577,320
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2026	5	5,029
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2026	180	181,719
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2032	15	15,140
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2033	130	131,182
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2035	95	95,806
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2026	115	116,056
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2026	30	30,299
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2028	10	10,098
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2029	50	50,488
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2030	70	70,678
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2032	35	35,326
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	110	111,000
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2034	25	25,221
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2037	100	100,782
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2038	35	35,264
Phoenix Civic Improvement Corp., Series 2021 B, Ref. RB	5.00%	07/01/2026	85	85,846
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Pima (County of), AZ, Series 2016, Ref. RB(a)	5.00%	07/01/2026	$5	$ 5,046
Pinal County Electric District No. 3, Series 2016, Ref. RB	4.00%	07/01/2041	10	10,015
University of Arizona Board of Regents (Green Bonds), Series 2016 B, RB(a)(b)	5.00%	07/01/2026	200	200,530
				3,388,219
California-19.57%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB	5.00%	10/01/2036	40	40,457
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGI)(c)	5.00%	10/01/2035	105	106,506
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2026	20	20,446
Alameda (County of), CA Joint Powers Authority (Juvenile Justice), Series 2016, Ref. RB	4.00%	12/01/2034	25	25,206
Bay Area Toll Authority, Series 2023 F-1, RB	5.00%	04/01/2026	5	5,013
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2026	260	260,682
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2026	130	130,341
Beverly Hills Unified School District (Election of 2008), Series 2017, GO Bonds	4.00%	08/01/2039	25	25,072
California (State of), Series 2013, Ref. GO Bonds	3.25%	10/01/2028	20	20,012
California (State of), Series 2015 C, Ref. GO Bonds	3.00%	09/01/2029	100	100,036
California (State of), Series 2015 C, Ref. GO Bonds	3.50%	08/01/2035	30	30,011
California (State of), Series 2015, GO Bonds	3.00%	03/01/2029	25	25,009
California (State of), Series 2015, Ref. GO Bonds	3.00%	03/01/2029	250	250,090
California (State of), Series 2015, Ref. GO Bonds	3.00%	08/01/2029	35	35,012
California (State of), Series 2015, Ref. GO Bonds	3.50%	12/01/2030	75	75,037
California (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2026	45	45,559
California (State of), Series 2016 B, Ref. GO Bonds	5.00%	09/01/2026	330	334,934
California (State of), Series 2016, GO Bonds	5.00%	09/01/2026	5	5,075
California (State of), Series 2016, GO Bonds	5.00%	09/01/2028	120	121,800
California (State of), Series 2016, GO Bonds	5.00%	09/01/2029	25	25,374
California (State of), Series 2016, GO Bonds	4.00%	09/01/2031	80	80,606
California (State of), Series 2016, GO Bonds	4.00%	09/01/2032	105	105,756
California (State of), Series 2016, GO Bonds	4.00%	09/01/2032	180	181,296
California (State of), Series 2016, GO Bonds	4.00%	09/01/2035	80	80,446
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	180	181,051
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	160	160,824
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2026	5	5,050
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2026	15	15,224
California (State of), Series 2016, Ref. GO Bonds	3.25%	09/01/2028	60	60,255
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2028	50	50,444
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2028	280	284,201
California (State of), Series 2016, Ref. GO Bonds	5.00%	08/01/2029	35	35,436
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2029	700	710,466
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2029	210	213,140
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2030	200	202,960
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2030	30	30,444
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2031	445	448,370
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2031	225	228,274
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2032	165	166,188
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	430	436,172
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	180	182,583
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2033	55	55,370
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2033	90	90,605
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2033	140	141,967
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	775	779,713
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	45	45,274
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	65	65,395
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2034	65	65,888
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2034	155	157,116
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2035	105	105,585
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2035	110	110,613
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2035	230	233,026
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2035	$50	$ 50,658
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2036	115	115,538
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2036	200	202,551
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2036	40	40,510
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2037	35	35,144
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2037	100	101,186
California (State of), Series 2017, GO Bonds	5.00%	11/01/2026	5	5,100
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2026	445	450,524
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2026	175	177,172
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2026	65	65,807
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	315	321,285
California (State of), Series 2017, Ref. GO Bonds	3.00%	08/01/2028	15	15,037
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	50	50,623
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	150	151,868
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2030	5	5,034
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	10	10,123
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2031	35	35,221
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2031	5	5,061
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2032	130	130,780
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2032	85	86,016
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2033	45	45,252
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	155	156,814
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2034	110	110,557
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2034	500	505,685
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2035	220	221,023
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	35	35,383
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2036	75	75,293
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	150	151,599
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2037	5	5,050
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2038	50	50,160
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	770	783,439
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	2,015	2,019,779
California (State of), Series 2018, GO Bonds	5.00%	10/01/2035	300	300,631
California (State of), Series 2018, GO Bonds	4.00%	10/01/2039	40	40,022
California (State of), Series 2018, GO Bonds	5.25%	10/01/2039	25	25,045
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	600	600,429
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2029	315	315,758
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2026	500	501,195
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2026	25	25,060
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2026	250	254,363
California (State of), Series 2020, GO Bonds	3.00%	03/01/2026	330	330,000
California (State of), Series 2020, GO Bonds	5.00%	11/01/2026	15	15,299
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2026	30	30,402
California (State of), Series 2021, GO Bonds	5.00%	12/01/2031	15	15,108
California (State of), Series 2021, GO Bonds	5.00%	12/01/2032	20	20,141
California (State of), Series 2021, GO Bonds	5.00%	12/01/2034	10	10,067
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2026	10	10,117
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2026	530	541,908
California (State of), Series 2022 A, Ref. GO Bonds	5.00%	11/01/2026	120	122,394
California (State of), Series 2022, GO Bonds	5.00%	04/01/2026	20	20,048
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2026	135	136,354
California (State of), Series 2023, GO Bonds	5.00%	09/01/2026	10	10,150
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2026	250	253,738
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2026	175	178,054
California (State of), Series 2024, GO Bonds	5.00%	09/01/2026	95	96,420
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2026	190	192,358
California (State of), Subseries 2018, Ref. GO Bonds	5.00%	09/01/2031	135	136,965
California (State of), Subseries 2018, Ref. GO Bonds	4.00%	09/01/2032	120	120,864
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Subseries 2018, Ref. GO Bonds	4.00%	09/01/2033	$120	$ 120,807
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2028	130	131,619
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2030	65	65,801
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2033	280	283,277
California (State of) (Bid Group C), Series 2018, Ref. GO Bonds	5.00%	08/01/2026	90	91,117
California (State of) (Green Bonds), Series 2014, GO Bonds	3.00%	10/01/2028	10	10,004
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB(a)(b)	5.00%	12/01/2026	30	30,708
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2026	100	102,436
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2030	145	148,250
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2031	145	148,217
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2026	55	56,340
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2026	105	107,557
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB(a)(b)	5.00%	12/01/2026	20	20,472
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2028	90	92,073
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2029	35	35,790
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	4.00%	12/01/2034	95	95,940
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	4.00%	12/01/2035	130	131,179
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2026	110	112,679
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2026	95	97,314
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB(a)(b)	5.00%	04/01/2026	20	20,049
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2033	60	60,022
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	555	554,988
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2016, RB	5.00%	08/15/2034	30	30,366
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2026	45	45,087
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2031	55	55,716
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2032	5	5,064
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2033	95	96,190
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2031	60	60,782
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2032	130	131,661
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2033	60	60,751
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2035	190	190,710
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	285	288,327
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2036	515	516,611
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	715	716,104
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	150	150,584
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2035	105	105,372
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2036	100	100,282
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2026	25	25,542
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2038	50	50,155
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	100	100,951
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank, Series 2016 A, RB(a)(b)	4.00%	10/01/2026	$80	$ 80,974
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)	5.00%	07/01/2026	250	252,555
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)(b)	5.13%	07/01/2026	95	96,010
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2026	5	5,012
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2027	115	115,289
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2028	160	160,390
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2029	85	85,206
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2030	95	95,229
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2031	60	60,144
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2026	55	56,089
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2026	5	5,099
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2016, RB(a)(b)	5.00%	10/01/2026	100	101,792
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017, RB	5.25%	11/01/2036	50	50,375
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2026	35	35,136
California (State of) Public Works Board, Series 2015 H, RB	3.50%	12/01/2035	35	35,008
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2026	25	25,500
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2029	70	71,425
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	4.00%	11/01/2032	220	222,056
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2033	55	56,042
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2034	70	71,261
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2031	60	60,529
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2032	95	95,804
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2033	40	40,315
California (State of) Public Works Board (Various Capital), Series 2016, Ref. RB	4.00%	04/01/2030	40	40,371
California (State of) Public Works Board (Various Capital), Series 2016, Ref. RB	4.00%	11/01/2031	5	5,049
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)	5.00%	10/01/2026	5	5,087
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2026	70	71,226
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2026	25	25,500
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2026	1,265	1,280,755
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2026	70	71,050
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2026	500	511,272
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2026	40	40,600
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	4.13%	03/01/2034	225	225,096
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	4.38%	03/01/2044	405	405,004
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2046	60	60,244
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	30	30,077
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center), Series 2014, RB	5.25%	12/01/2044	10	10,013
California (State of) Statewide Communities Development Authority (Redlands Community Hospital), Series 2016, Ref. RB	5.00%	10/01/2046	100	100,641
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2026	145	145,749
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2027	110	110,568
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2028	65	65,332
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2029	$105	$ 105,535
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2030	40	40,202
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2031	105	105,516
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2032	125	125,595
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2033	5	5,023
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2034	65	65,117
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2035	20	20,032
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2036	55	55,224
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2037	110	110,139
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2038	10	10,011
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	430	431,409
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	265	265,617
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2026	30	30,651
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2026	50	51,085
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	4.00%	08/01/2026	20	20,179
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	4.00%	08/01/2026	85	85,760
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	5.00%	08/01/2026	55	55,717
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	5.00%	08/01/2026	20	20,261
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	5.00%	08/01/2026	55	55,717
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	5.00%	08/01/2026	65	65,848
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2033	75	75,426
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2034	245	246,312
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2035	125	125,617
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2037	100	100,375
Chabot-Las Positas Community College District (Election of 2016), Series 2023 C, GO Bonds	5.00%	08/01/2026	35	35,471
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	60	60,148
Coachella Valley Unified School District (Election of 2005), Series 2016 F, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2046	175	175,872
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2026	30	30,000
Corona-Norco Unified School District, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	50	50,199
East Bay Municipal Utility District, Series 2014 B, Ref. RB	5.00%	06/01/2026	140	141,138
East County Advanced Water Purification Joint Powers Authority, Series 2024, RB	3.13%	09/01/2026	90	90,123
East County Advanced Water Purification Joint Powers Authority, Series 2024, RB	5.00%	09/01/2026	45	45,333
East Side Union High School District (Election of 2016), Series 2025 D, GO Bonds	5.00%	08/01/2026	35	35,464
Eastern Municipal Water District, Series 2016 A, Ref. RB	5.00%	07/01/2042	625	628,904
Eastern Municipal Water District Financing Authority, Series 2015 B, RB	4.00%	07/01/2042	25	25,009
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	5.00%	07/01/2033	25	25,251
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	4.00%	07/01/2034	50	50,220
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	55	55,217
El Dorado Irrigation District, Series 2016 C, Ref. RB(a)(b)	5.00%	03/01/2026	5	5,000
Fremont Union High School District, Series 2015, Ref. GO Bonds(a)(b)	4.00%	03/19/2026	10	10,009
Fresno Unified School District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2041	80	80,093
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGI)(c)	3.50%	08/01/2037	45	45,030
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGI)(c)	4.00%	08/01/2039	50	50,126
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2034	25	25,428
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2046	80	80,713
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2032	45	45,207
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2036	250	250,911
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2038	25	25,079
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023, RB	5.25%	05/01/2043	225	225,645
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	30	30,240
Long Beach (City of), CA, Series 2025 A, Ref. RB	5.00%	05/15/2026	60	60,345
Los Angeles (City of), CA, Series 2018 B, Ref. RB	5.00%	06/01/2026	75	75,566
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2026	5	5,038
Los Angeles (City of), CA, Series 2025, Ref. RB	5.00%	06/01/2026	30	30,227
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2026	120	120,752
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2026	10	10,063
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2026	10	10,096
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2026	15	15,102
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2026	$245	$ 247,340
Los Angeles (City of), CA Department of Water & Power, Series 2021 A, RB	5.00%	07/01/2026	265	266,804
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	4.00%	07/01/2026	5	5,022
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2026	570	575,445
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, Ref. RB	5.00%	07/01/2026	35	35,334
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2026	135	135,919
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2030	200	201,519
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2031	90	90,669
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	60	60,441
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2033	1,000	1,007,170
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2034	35	35,245
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2035	10	10,068
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2037	15	15,092
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2026	25	25,204
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2026	50	50,548
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2026	50	50,548
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2026	535	539,376
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	235	235,079
Los Angeles (County of), CA Redevelopment Refunding Authority, Series 2015 A, Ref. RB	4.00%	08/01/2040	15	15,002
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital) (Green Bonds), Series 2016 A, Ref. RB	4.00%	10/01/2042	130	130,270
Los Angeles (Port of), LA, Series 2019 B, Ref. RB	5.00%	08/01/2026	130	131,614
Los Angeles Community College District, Series 2015 C, Ref. GO Bonds	5.00%	06/01/2026	20	20,146
Los Angeles Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2037	60	60,173
Los Angeles Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2038	60	60,135
Los Angeles Community College District, Series 2022 C-1, GO Bonds	5.00%	08/01/2026	275	278,379
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2036	50	50,179
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2026	5	5,061
Los Angeles Community College District (Election of 2022), Series 2023 A-1, GO Bonds	5.00%	08/01/2026	30	30,369
Los Angeles Community College District (Election of 2022), Series 2024 C, GO Bonds	5.00%	08/01/2026	410	415,038
Los Angeles Unified School District, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	260	260,644
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	125	126,378
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2028	445	449,372
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	235	237,348
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2031	455	455,382
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2026	560	566,174
Los Angeles Unified School District, Series 2018 B-1, GO Bonds	5.00%	07/01/2026	10	10,110
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2026	395	399,355
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2026	10	10,110
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2026	50	50,551
Los Rios Community College District, Series 2024 B, Ref. GO Bonds	5.00%	08/01/2026	75	76,019
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2026	405	409,438
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2026	90	90,986
Metropolitan Water District of Southern California, Series 2021 B, Ref. RB	5.00%	10/01/2026	155	158,023
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	5.00%	08/01/2041	110	110,956
Monterey Peninsula Unified School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2041	45	45,070
Mountain View Whisman School District (Election of 2012), Series 2016 B, GO Bonds(a)(b)	4.00%	09/01/2026	175	176,868
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2026	65	66,323
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2028	95	96,727
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2029	420	427,579
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2030	245	249,356
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2031	100	101,705
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2032	100	101,625
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2033	95	95,699
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2034	150	150,936
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2035	100	100,501
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2036	65	65,255
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2036	45	45,606
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2037	$250	$ 250,754
Oakland Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2028	5	5,060
Oakland Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2029	65	65,781
Oakland Unified School District/Alameda County, Series 2016, Ref. GO Bonds	5.00%	08/01/2026	190	192,398
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	20	19,026
Palomar Health, Series 2016, Ref. RB	5.00%	11/01/2039	110	109,017
Pasadena (City of), CA, Series 2015 A, Ref. COP	4.00%	02/01/2038	15	15,007
Pasadena Unified School District (Election of 2008), Series 2016, GO Bonds	4.00%	08/01/2035	20	20,080
Peralta Community College District, Series 2025 C-1, GO Bonds	5.00%	08/01/2026	25	25,316
Pittsburg Successor Agency Redevelopment Agency, Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	09/01/2028	210	212,969
Pittsburg Successor Agency Redevelopment Agency, Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	09/01/2029	30	30,420
Pittsburg Unified School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2040	25	25,062
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2026	10	10,040
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2032	400	402,369
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2033	40	40,233
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2034	180	181,020
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2035	875	879,763
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.50%	05/15/2036	50	50,161
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2037	55	55,083
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	220	220,919
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2026	25	25,331
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2043	150	151,570
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2047	130	131,136
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2026	90	91,339
Sacramento (City of), CA Municipal Utility District, Series 2018 F, Ref. RB	5.00%	08/15/2026	150	152,231
Sacramento (City of), CA Municipal Utility District, Series 2021 I, Ref. RB	5.00%	08/15/2026	155	157,306
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2026	100	101,769
San Diego (City of), CA Public Facilities Financing Authority, Series 2015, Ref. RB	4.00%	05/15/2026	120	120,185
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2028	60	60,373
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2029	30	30,185
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2032	165	165,969
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2033	30	30,171
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2034	10	10,055
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2035	100	100,532
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2036	100	100,505
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2037	10	10,048
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2026	150	151,987
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2028	880	891,130
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2032	100	101,186
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2034	80	80,885
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2035	70	70,745
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2037	130	131,233
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB(a)(b)	5.00%	04/01/2026	255	255,645
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB(a)(b)	5.00%	04/01/2026	180	180,456
San Diego Community College District, Series 2016, GO Bonds	3.00%	08/01/2034	95	95,111
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	165	166,475
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	120	121,073
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	55	55,492
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	195	197,543
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	110	111,434
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	5	5,065
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	145	146,891
San Diego Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2026	130	131,788
San Diego Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2028	100	101,320
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	5.00%	07/01/2026	50	50,529
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	4.00%	07/01/2029	110	110,748
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	5.00%	07/01/2029	$475	$ 479,793
San Diego Unified School District, Series 2016, Ref. GO Bonds	3.00%	07/01/2033	50	50,061
San Diego Unified School District (Election of 1998), Series 2005 C-2, Ref. GO Bonds, (INS - AGI)(c)	5.50%	07/01/2026	45	45,571
San Diego Unified School District (Election of 1998), Series 2005 E-2, Ref. GO Bonds, (INS - AGI)(c)	5.50%	07/01/2026	30	30,381
San Diego Unified School District (Election of 1998), Series 2025, Ref. GO Bonds	5.00%	07/01/2026	20	20,212
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2026	20	20,184
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2026	150	151,382
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2026	5	5,024
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 A, Ref. RB	5.00%	05/01/2026	40	40,194
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	100	100,215
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2026	40	40,194
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2026	35	35,733
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2028	315	321,189
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2036	435	437,352
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2039	35	35,083
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2026	35	35,733
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2026	80	81,677
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2026	105	107,200
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 B, RB(a)	1.00%	10/01/2026	250	248,751
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2026	10	10,183
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment), Series 2016 C, Ref. RB, (INS - NATL)(c)	5.00%	08/01/2041	150	151,075
San Francisco Community College District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(c)	5.00%	06/15/2026	100	100,898
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2044	200	200,148
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2026	110	111,365
San Jose Unified School District (Election of 2012), Series 2019 N, GO Bonds	4.00%	08/01/2030	80	80,563
San Jose Unified School District (Election of 2016), Series 2024, Ref. GO Bonds	5.00%	08/01/2026	50	50,662
San Juan Unified School District, Series 2019 N, GO Bonds	4.00%	08/01/2029	95	95,731
Santa Clara (County of), CA (Election of 2008), Series 2013 B, GO Bonds	3.00%	08/01/2031	70	70,017
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 B, COP	5.00%	12/01/2026	305	311,441
Santa Clara Unified School District, Series 2017, Ref. GO Bonds	3.00%	07/01/2034	70	70,064
Santa Clara Valley Transportation Authority, Series 2018 A, Ref. RB	5.00%	06/01/2026	100	100,773
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2026	20	20,050
Santa Clara Valley Water District, Series 2023, COP	4.00%	06/01/2026	75	75,266
Santa Clara Valley Water District, Series 2024 A-2, Ref. RB	5.00%	06/01/2026	120	120,620
Silicon Valley Clean Water (WIFIA WWTP), Series 2021 B, RN	0.50%	03/01/2026	500	500,000
Sonoma (County of), CA Junior College District (Election of 2014), Series 2016 A, GO Bonds	5.00%	08/01/2041	5	5,042
Sweetwater Union High School District (Election of 2006), Series 2016 B, GO Bonds, (INS - AGI)(c)	3.38%	08/01/2040	80	79,334
Tahoe-Truckee Unified School District, Series 2016 B, GO Bonds	5.00%	08/01/2039	30	30,280
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2030	5	5,027
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2031	130	130,672
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	270	270,427
University of California, Series 2016, Ref. RB	5.00%	05/15/2038	10	10,032
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2026	205	206,255
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2026	80	80,490
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2026	10	10,061
University of California, Series 2024 BX, RB	5.00%	05/15/2026	1,000	1,006,124
University of California, Series 2024, RB	5.00%	05/15/2026	80	80,490
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2026	10	10,061
University of California (Limited), Series 2016 K, RB	5.00%	05/15/2035	120	120,495
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2036	70	70,164
Ventura County Community College District, Series 2015, Ref. GO Bonds	3.13%	08/01/2031	285	285,089
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Victor Valley Community College District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2039	$20	$ 20,017
Victor Valley Union High School District (Election of 2008), Series 2009 A, GO Bonds, (INS - AGI)(c)	5.75%	08/01/2031	450	456,115
Washington Township Health Care District, Series 2015 B, GO Bonds	4.00%	08/01/2040	10	10,004
West Hollywood (City of), CA Public Financing Authority (Park Phase II), Series 2016, Ref. RB	3.00%	04/01/2041	125	114,178
				57,837,073
Colorado-2.49%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2030	235	240,104
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2031	85	86,814
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2032	260	265,412
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2025, GO Bonds	5.50%	12/01/2026	350	358,970
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	12/15/2026	5	5,115
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	12/15/2026	70	71,615
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2028	110	112,548
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2029	100	102,308
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2030	225	230,140
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	4.00%	12/15/2031	190	192,387
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2032	85	86,861
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2033	15	15,320
Adams 12 Five Star Schools, Series 2025, GO Bonds	5.00%	12/15/2026	5	5,113
Adams County School District No. 1 (Mapleton Public Schools), Series 2017, GO Bonds	5.25%	12/01/2040	100	101,540
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2026	105	107,280
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	70	70,811
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	155	156,795
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	30	30,347
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	45	45,521
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2026	25	25,563
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2026	550	562,395
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2026	75	75,790
Colorado (State of) Health Facilities Authority (Parkview Medical Center Obligation), Series 2016, RB(a)(b)	5.00%	09/01/2026	20	20,279
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center), Series 2015, RB	5.00%	01/15/2035	395	395,706
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2026	65	66,145
Colorado (State of) Regional Transportation District (Fastracks), Series 2016 A, RB	5.00%	11/01/2046	360	362,925
Colorado (State of) Regional Transportation District (Fastracks), Series 2016, RB	5.00%	11/01/2041	5	5,064
Colorado (State of) Regional Transportation District (Fastracks), Series 2017 A, RB	5.00%	11/01/2040	25	25,327
Colorado Springs (City of), CO, Series 2018 A-1, Ref. RB	5.00%	11/15/2026	125	127,561
Commerce (City of), CO, Series 2016, RB(a)(b)	5.00%	08/01/2026	55	55,625
Denver (City & County of), CO, Series 2012 B, RB	4.00%	11/15/2031	85	85,081
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2031	125	127,381
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2032	90	91,669
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	60	60,326
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2041	25	25,196
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2048	385	386,870
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2026	45	45,568
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2026	15	15,296
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	215	216,032
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2026	95	97,077
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2028	35	35,771
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2029	85	86,878
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2030	105	107,296
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2031	575	587,316
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2034	15	15,295
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2035	25	25,470
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2037	55	55,927
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2038	90	91,456
Denver City & County School District No. 1, Series 2021 B, Ref. GO Bonds	4.00%	12/01/2026	85	86,232
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.00%	12/01/2026	30	30,656
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2026	$40	$ 40,930
E-470 Public Highway Authority, Series 2020 B, Ref. RB	5.00%	09/01/2026	25	25,356
Eagle County School District No. Re50J, Series 2017, GO Bonds	5.00%	12/01/2034	10	10,197
Eagle County School District No. Re50J, Series 2017, GO Bonds	5.00%	12/01/2035	120	122,255
El Paso (County of), CO School District No. 20, Series 2017, GO Bonds	4.00%	12/15/2040	95	95,501
El Paso County School District No. 49 Falcon, Series 2017 B, COP	5.00%	12/15/2042	55	55,712
Jefferson County School District R-1, Series 2012, Ref. GO Bonds	5.00%	12/15/2026	40	40,908
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds(a)(b)	4.00%	12/15/2026	50	50,735
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds(a)(b)	5.00%	12/15/2026	55	56,234
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds	5.00%	12/15/2032	125	127,737
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2026	290	296,696
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2026	55	55,389
Weld County School District No. RE-4, Series 2016, GO Bonds	5.25%	12/01/2041	100	101,518
				7,359,342
Connecticut-1.77%
Connecticut (State of), Series 2016 A, GO Bonds	5.00%	03/15/2029	5	5,007
Connecticut (State of), Series 2016 A, GO Bonds	3.00%	03/15/2030	45	45,012
Connecticut (State of), Series 2016 A, GO Bonds	3.25%	03/15/2033	45	45,010
Connecticut (State of), Series 2016 A, GO Bonds	4.00%	03/15/2035	15	15,008
Connecticut (State of), Series 2016 A, GO Bonds	4.00%	03/15/2036	15	15,006
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2026	5	5,029
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2026	195	198,521
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2029	315	320,380
Connecticut (State of), Series 2016 E, GO Bonds	3.00%	10/15/2032	115	115,184
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2033	15	15,240
Connecticut (State of), Series 2016 E, GO Bonds	4.00%	10/15/2035	40	40,247
Connecticut (State of), Series 2016 F, GO Bonds	5.00%	10/15/2031	55	55,918
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2026	200	203,374
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2026	210	211,740
Connecticut (State of), Series 2018 C, Ref. RB	5.00%	10/01/2026	30	30,506
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2026	210	213,283
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2026	65	66,016
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2026	75	75,258
Connecticut (State of), Series 2020, RB	5.00%	05/01/2026	15	15,071
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2026	510	517,974
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2026	105	107,151
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2026	75	76,537
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2026	490	500,039
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2026	25	25,545
Connecticut (State of) (Green Bonds), Series 2016 F, GO Bonds	5.00%	10/15/2030	200	203,360
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2026	315	316,481
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2026	10	10,107
Connecticut (State of) (Green Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2026	25	25,000
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2026	180	182,601
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2029	155	157,131
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2030	575	582,789
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2031	35	35,469
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2032	75	75,992
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2033	40	40,516
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	4.00%	09/01/2035	40	40,203
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB, (INS - BAM)(c)	5.00%	09/01/2031	75	76,021
Connecticut (State of) (Transportation Infrastructure), Series 2016, RB	5.00%	09/01/2028	115	116,597
Connecticut (State of) (Transportation Infrastructure), Series 2021 A, RB	5.00%	05/01/2026	10	10,047
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2026	$85	$ 85,812
Connecticut (State of) (Transportation Infrastructure), Series 2022 B, Ref. RB	5.00%	07/01/2026	20	20,191
Connecticut (State of) (Transportation Infrastructure), Series 2023 A-1, RB	5.00%	07/01/2026	10	10,096
Connecticut (State of) Health & Educational Facilities Authority, Series 2015 L, Ref. RB	4.13%	07/01/2041	35	35,011
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2041	5	5,022
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2024, Ref. RB	5.00%	07/01/2026	185	186,644
Metropolitan District (The), Series 2016 C, GO Bonds, (INS - AGI)(c)	4.00%	11/01/2034	85	85,724
				5,218,870
Delaware-0.14%
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2026	10	10,048
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	5.00%	07/01/2026	295	297,857
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	3.00%	07/01/2028	100	100,213
				408,118
District of Columbia-1.21%
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2033	25	25,170
District of Columbia, Series 2016 A, GO Bonds	4.00%	06/01/2035	20	20,087
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2041	35	35,238
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2028	140	142,883
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2036	645	655,288
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	15	15,171
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2026	5	5,036
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2026	435	442,882
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2026	375	381,370
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2026	180	183,057
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2026	90	91,968
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2026	15	15,108
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2026	25	25,302
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2026	100	102,187
District of Columbia (Children’s Hospital Obligated Group), Series 2015, Ref. RB	5.00%	07/15/2040	25	25,019
District of Columbia (Friendship Public Charter School, Inc.), Series 2016, Ref. RB	5.00%	06/01/2041	5	5,006
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2029	155	155,344
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2030	55	55,121
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2036	65	65,114
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2039	5	5,008
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2026	25	25,423
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2009, RB(a)(b)	6.50%	10/01/2026	600	614,791
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2026	100	101,564
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2026	200	201,864
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2026	60	60,630
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2026	125	126,313
				3,581,944
Florida-4.83%
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2014, Ref. RB	4.00%	04/01/2036	240	240,063
Broward (County of), FL School District, Series 2016 A, Ref. COP	5.00%	07/01/2032	5	5,038
Broward (County of), FL School District, Series 2016 A, Ref. COP	3.25%	07/01/2033	155	155,186
Broward (County of), FL School District, Series 2017 C, Ref. COP	5.00%	07/01/2026	510	514,361
Central Florida Expressway Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	40	40,378
Central Florida Expressway Authority, Series 2016 A, Ref. RB	4.00%	07/01/2031	35	35,155
Central Florida Expressway Authority, Series 2016 A, Ref. RB	4.00%	07/01/2037	65	65,163
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	4.00%	07/01/2026	500	503,090
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	4.00%	07/01/2026	250	251,545
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	325	328,072
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	65	65,614
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2026	25	25,214
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2028	$135	$ 136,191
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2030	65	65,298
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2031	75	75,331
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2036	120	120,369
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2037	5	5,010
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2038	50	50,091
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2039	10	10,018
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2040	10	10,014
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(c)	5.00%	07/01/2026	375	378,444
Duval County (County of), FL School Board, Series 2016, Ref. COP	4.00%	07/01/2034	50	50,149
Duval County Public Schools, Series 2022 A, COP, (INS - AGI)(c)	5.00%	07/01/2026	25	25,230
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	20	20,190
Florida (State of), Series 2016 B, Ref. RB	5.00%	07/01/2026	180	181,701
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2026	45	45,425
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2026	215	216,516
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2026	20	20,141
Florida (State of) (Capital Outlay), Series 2015 E, Ref. GO Bonds	3.00%	06/01/2029	5	5,001
Florida (State of) (Capital Outlay), Series 2015 E, Ref. GO Bonds	3.00%	06/01/2030	60	60,017
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB(a)	5.00%	07/01/2026	100	100,945
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	105	105,992
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2026	140	142,634
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2026	40	40,385
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2026	105	106,612
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2028	150	152,370
Florida (State of) Municipal Power Agency (All-Requirements Power Supply), Series 2017 A, Ref. RB	5.00%	10/01/2026	90	91,382
Florida Keys Aqueduct Authority, Series 2015 A, Ref. RB	3.75%	09/01/2037	250	250,096
Halifax Hospital Medical Center, Series 2016, Ref. RB	5.00%	06/01/2036	500	502,026
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2031	340	340,106
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2026	45	45,694
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2026	145	147,429
Miami (City of) & Dade (County of), FL School Board (The), Series 2015 D, Ref. COP	5.00%	02/01/2028	50	50,103
Miami (City of) & Dade (County of), FL School Board (The), Series 2015 D, Ref. COP	5.00%	02/01/2029	135	135,287
Miami (City of) & Dade (County of), FL School Board (The), Series 2015 D, Ref. COP	5.00%	02/01/2030	20	20,042
Miami (City of) & Dade (County of), FL School Board (The), Series 2015 D, Ref. COP	5.00%	02/01/2031	30	30,061
Miami (City of) & Dade (County of), FL School Board (The), Series 2016 A, Ref. COP	5.00%	05/01/2032	130	130,539
Miami (City of) & Dade (County of), FL School Board (The), Series 2016 C, Ref. COP	5.00%	02/01/2032	100	100,199
Miami (City of) & Dade (County of), FL School Board (The), Series 2016 C, Ref. COP	3.25%	02/01/2033	145	145,040
Miami (City of) & Dade (County of), FL School Board (The), Series 2016, GO Bonds(a)(b)	5.00%	03/17/2026	30	30,034
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	55	55,046
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	3.00%	07/01/2030	60	60,022
Miami-Dade (County of), FL, Series 2015 B, Ref. RB	5.00%	10/01/2026	25	25,056
Miami-Dade (County of), FL, Series 2015, GO Bonds	5.00%	07/01/2041	500	502,482
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	80	80,682
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2030	115	115,945
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	90	90,737
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2032	55	55,449
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2033	135	136,101
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2034	140	141,109
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2035	60	60,457
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2036	115	115,838
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2037	20	20,139
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	200	202,010
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2028	110	111,743
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2030	55	55,859
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2031	65	65,997
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2034	510	517,317
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2035	405	409,894
Miami-Dade (County of), FL, Series 2016, Ref. RB	4.00%	10/01/2039	155	155,446
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2016, Ref. RB	4.00%	10/01/2040	$275	$ 275,941
Miami-Dade (County of), FL Expressway Authority, Series 2016 A, Ref. RB	5.00%	07/01/2029	125	125,957
Miami-Dade (County of), FL Expressway Authority, Series 2016 A, Ref. RB	5.00%	07/01/2033	205	206,371
Orange (County of), FL Convention Center, Series 2016 A, RB	4.00%	10/01/2036	60	60,281
Orange (County of), FL Convention Center, Series 2016, RB	4.00%	10/01/2034	40	40,240
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2026	190	193,017
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2033	15	15,202
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2034	185	187,384
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2035	270	273,273
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2036	65	65,733
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2037	45	45,468
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2039	20	20,178
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019, Ref. RB	5.00%	10/01/2026	60	60,942
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)(b)	3.38%	08/01/2026	35	35,177
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)(b)	5.00%	08/01/2026	530	536,247
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)(b)	5.00%	08/01/2026	45	45,530
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2026	70	70,773
Orlando (City of), FL Utilities Commission, Series 2020 A, Ref. RB	5.00%	10/01/2026	25	25,409
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB	5.00%	11/15/2032	90	91,246
Palm Beach County School District, Series 2017 A, Ref. COP	5.00%	08/01/2026	45	45,525
Palm Beach County School District, Series 2025 A, Ref. COP	5.00%	08/01/2026	100	101,166
Port St. Lucie (City of), FL, Series 2016, Ref. RB	5.00%	09/01/2029	210	212,848
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2030	45	45,286
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2031	600	603,713
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2032	5	5,029
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2033	5	5,026
Reedy Creek Improvement District, Series 2016, GO Bonds	5.00%	06/01/2035	200	201,062
South Broward Hospital District, Series 2016, Ref. RB	4.00%	05/01/2033	455	455,800
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2026	10	10,021
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2027	50	50,100
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2028	255	255,581
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2029	40	40,089
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2032	30	30,056
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2033	75	75,129
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2034	10	10,016
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2035	100	100,151
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2036	70	70,100
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2026	5	5,059
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2016, Ref. RB	5.00%	07/01/2037	125	125,683
Tampa Bay (City of), FL Water, Series 2016 A, Ref. RB	5.00%	10/01/2037	25	25,317
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2026	70	71,115
				14,266,561
Georgia-1.41%
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(c)	5.75%	11/01/2026	70	71,717
Atlanta (City of), GA, Series 2020 A, Ref. RB	5.00%	07/01/2026	215	217,003
Clarke (County of), GA Hospital Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	105	105,282
DeKalb (County of), GA, Series 2006 B, Ref. RB	5.25%	10/01/2026	65	66,186
DeKalb (County of), GA, Series 2006 B, Ref. RB, (INS - AGI)(c)	5.25%	10/01/2032	415	422,157
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	$110	$ 110,296
Georgia (State of), Series 2015 A, GO Bonds	3.00%	02/01/2030	95	95,038
Georgia (State of), Series 2015 A, GO Bonds	4.00%	02/01/2033	5	5,007
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2026	150	153,280
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2026	50	50,481
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2026	15	15,144
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2026	335	338,222
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2026	80	80,966
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2026	200	201,924
Georgia (State of) (Bidding Group 1), Series 2022 A, GO Bonds	5.00%	07/01/2026	85	85,818
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2026	30	30,190
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2026	105	106,010
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	5.00%	02/01/2030	30	30,192
Georgia (State of) Higher Education Facilities Authority (USG Real Estate Foundation I, LLC), Series 2015, RB	4.13%	06/15/2040	45	45,022
Georgia (State of) Municipal Electric Authority, Series 2016 S, Ref. RB	5.00%	01/01/2028	25	25,221
Georgia (State of) Municipal Electric Authority (Project One), Series 2016 A, Ref. RB	5.00%	01/01/2028	185	186,634
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2026	185	186,337
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2026	100	101,179
Henry County School District, Series 2016, GO Bonds(a)(b)	4.00%	08/01/2026	60	60,476
Henry County School District, Series 2016, GO Bonds(a)(b)	4.00%	08/01/2026	30	30,238
Henry County School District, Series 2016, GO Bonds	5.00%	08/01/2026	145	146,709
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2026	170	172,295
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2026	175	176,672
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2028	35	35,339
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2029	40	40,380
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	130	131,272
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	105	106,028
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	35	35,343
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	70	70,685
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	5.00%	10/01/2046	80	80,305
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	5.00%	10/01/2038	100	100,995
Richmond (County of), GA Board of Education, Series 2023, GO Bonds	5.00%	10/01/2026	25	25,414
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	4.00%	05/01/2026	20	20,063
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	130	130,623
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	85	85,407
				4,177,550
Guam-0.02%
Guam (Territory of) Waterworks Authority, Series 2016, RB	5.00%	01/01/2046	50	50,090
Hawaii-1.00%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2026	65	65,246
Hawaii (State of), Series 2016 FB, GO Bonds	4.00%	04/01/2026	195	195,296
Hawaii (State of), Series 2016 FB, GO Bonds	4.00%	04/01/2028	115	115,183
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2026	5	5,085
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2028	235	239,029
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2028	75	76,286
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2029	65	66,114
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2030	120	122,036
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2031	190	193,169
Hawaii (State of), Series 2016 FG, GO Bonds	4.00%	10/01/2032	20	20,190
Hawaii (State of), Series 2016 FG, GO Bonds	4.00%	10/01/2034	35	35,298
Hawaii (State of), Series 2016 FG, GO Bonds	4.00%	10/01/2036	15	15,103
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2026	110	111,862
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2028	225	228,858
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2029	20	20,343
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	4.00%	10/01/2031	430	434,296
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2026	10	10,047
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2026	$155	$ 157,624
Honolulu (City & County of), HI, Series 2016 B, Ref. RB	5.00%	07/01/2035	10	10,078
Honolulu (City & County of), HI, Series 2016 B, Ref. RB	5.00%	07/01/2036	5	5,038
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2026	590	598,586
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2026	105	105,000
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2026	60	60,000
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2026	55	55,000
				2,944,767
Idaho-0.12%
Idaho (State of) Housing & Finance Association, Series 2015, Ref. RB	5.00%	07/15/2026	260	262,731
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2026	70	70,500
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2026	30	30,215
				363,446
Illinois-4.48%
Chicago (City of), IL, Series 1999, RB	5.00%	11/01/2028	60	61,059
Chicago (City of), IL, Series 1999, RB	5.00%	11/01/2029	55	55,886
Chicago (City of), IL, Series 1999, RB	5.00%	11/01/2030	415	422,278
Chicago (City of), IL, Series 2004, Ref. RB	5.00%	11/01/2026	30	30,538
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2038	55	55,037
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2026	1,075	1,096,647
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2029	260	265,471
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2030	95	96,978
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	80	81,635
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2016 A, Ref. GO Bonds	5.00%	12/01/2028	65	66,368
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2026	135	137,461
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2028	40	40,727
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2029	100	101,761
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2030	345	350,857
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2031	680	690,637
Cook (County of), IL, Series 2016 A, Ref. GO Bonds, (INS - AGI)(c)	5.00%	11/15/2026	20	20,401
Cook (County of), IL, Series 2018, Ref. GO Bonds	5.00%	11/15/2034	130	131,569
Cook (County of), IL, Series 2018, Ref. GO Bonds	5.00%	11/15/2035	360	364,019
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2026	30	30,547
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2026	170	172,242
Illinois (State of), Series 2016 C, Ref. RB	4.00%	06/15/2029	35	35,120
Illinois (State of), Series 2016 C, Ref. RB, (INS - BAM)(c)	4.00%	06/15/2028	120	120,483
Illinois (State of), Series 2016 D, Ref. RB	5.00%	06/15/2028	10	10,066
Illinois (State of), Series 2016 D, Ref. RB	4.00%	06/15/2030	40	40,129
Illinois (State of), Series 2016, GO Bonds	5.00%	06/01/2026	10	10,064
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2028	75	76,278
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2029	55	55,103
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2029	50	50,838
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2030	65	65,097
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2030	20	20,328
Illinois (State of), Series 2016, GO Bonds	4.00%	01/01/2031	140	140,108
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2031	85	85,103
Illinois (State of), Series 2016, GO Bonds	4.13%	11/01/2031	210	211,419
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2032	105	105,191
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2032	40	40,086
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2032	115	116,738
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2033	570	570,992
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2033	90	91,302
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2034	50	50,071
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2034	515	522,099
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2035	130	130,206
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2035	$100	$ 100,113
Illinois (State of), Series 2016, GO Bonds	4.25%	01/01/2036	325	325,205
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2036	215	217,590
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2037	200	202,227
Illinois (State of), Series 2016, GO Bonds	4.50%	11/01/2039	95	95,344
Illinois (State of), Series 2016, GO Bonds, (INS - AGI)(c)	3.75%	01/01/2034	45	45,023
Illinois (State of), Series 2016, GO Bonds, (INS - AGI)(c)	4.00%	01/01/2039	30	30,002
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2026	5	5,097
Illinois (State of), Series 2017 D, GO Bonds	3.25%	11/01/2026	130	130,783
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2026	510	518,842
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2026	145	147,202
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2026	80	81,387
Illinois (State of), Series 2020 B, Ref. GO Bonds	5.00%	10/01/2026	50	50,759
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2026	25	25,129
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2026	5	5,000
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2026	185	188,607
Illinois (State of), Series 2021 B, GO Bonds	5.00%	03/01/2026	5	5,000
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2026	5	5,000
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2026	20	20,000
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2026	65	65,561
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2026	25	25,107
Illinois (State of) Educational Facilities Authority, Series 2002, RB	4.00%	11/01/2036	80	81,594
Illinois (State of) Finance Authority (Art Institute of Chicago), Series 2016, Ref. RB	5.00%	03/01/2030	160	160,185
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2026	5	5,048
Illinois (State of) Finance Authority (Mercy Health Corp.), Series 2016, Ref. RB(a)(b)	5.00%	06/01/2026	305	307,112
Illinois (State of) Finance Authority (Northwest Community Hospital), Series 2016 A, Ref. RB(a)(b)	4.00%	07/01/2026	5	5,030
Illinois (State of) Finance Authority (Northwest Community Hospital), Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	35	35,325
Illinois (State of) Finance Authority (Northwest Community Hospital), Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	15	15,139
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017, Ref. RB	5.00%	07/15/2026	5	5,049
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	5.00%	12/01/2026	20	20,065
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	3.00%	12/01/2028	15	15,004
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2014 A, Ref. RB	4.00%	10/01/2038	125	125,058
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2024, Ref. RB	4.00%	12/15/2026	30	30,317
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	75	75,634
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2036	260	260,467
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2037	10	10,018
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2040	1,120	1,122,791
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	4.00%	12/01/2031	175	175,187
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	190	190,392
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	295	295,777
Illinois (State of) Toll Highway Authority, Series 2016 B, RB	5.00%	01/01/2041	100	100,678
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	4.00%	12/01/2041	100	100,233
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	12/01/2041	90	90,875
Rosemont (Village of), IL, Series 2017 A, GO Bonds, (INS - AGI)(c)	5.00%	12/01/2046	335	336,361
Schaumburg (Village of), IL, Series 2013 A, Ref. GO Bonds	4.00%	12/01/2041	50	50,016
Southwestern Illinois Development Authority, Series 2015 A, RB	3.88%	04/15/2040	105	105,032
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2016 B, RB	4.00%	10/15/2040	285	285,080
University of Illinois, Series 2016 A, Ref. RB	4.00%	04/01/2034	30	30,021
University of Illinois, Series 2016 A, Ref. RB	4.00%	04/01/2035	105	105,066
				13,246,471
Indiana-1.10%
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2031	90	90,771
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	250	252,086
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2033	$100	$ 100,808
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2034	555	559,424
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2028	40	40,731
Indiana (State of) Finance Authority, Series 2016, RB	5.00%	10/01/2046	165	165,997
Indiana (State of) Finance Authority, Series 2016, Ref. RB	5.00%	09/01/2036	90	90,933
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2026	35	35,570
Indiana (State of) Finance Authority (Deaconess Health System Obligated Group), Series 2016 A, RB(a)(b)	4.00%	09/01/2026	175	176,451
Indiana (State of) Finance Authority (Green Bonds), Series 2016, Ref. RB	5.00%	02/01/2029	15	15,175
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	70	70,320
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2033	55	55,489
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2034	35	35,303
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2035	260	262,172
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2036	40	40,317
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2037	30	30,225
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2042	530	532,859
Indiana (State of) Municipal Power Agency, Series 2016 C, Ref. RB	5.00%	01/01/2039	65	65,441
Indiana University, Series 2016 A, Ref. RB	5.00%	06/01/2028	25	25,173
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2026	545	554,098
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2026	60	60,402
				3,259,745
Iowa-0.18%
Iowa (State of), Series 2016 A, Ref. RB	4.00%	06/01/2026	35	35,163
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2028	55	55,359
Iowa (State of) Finance Authority (Alcoa, Inc.), Series 2012, RB	4.75%	08/01/2042	40	40,014
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2026	80	80,966
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2041	205	207,008
Xenia (City of), IA Rural Water District, Series 2016, Ref. RB(a)(b)	5.00%	12/01/2026	85	86,814
Xenia (City of), IA Rural Water District, Series 2016, Ref. RN(a)(b)	5.00%	12/01/2026	30	30,640
				535,964
Kansas-0.38%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2026	145	147,001
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	4.00%	09/01/2030	25	25,202
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	4.00%	09/01/2031	125	125,953
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2026	110	111,590
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2026	125	126,806
Sedgwick County Unified School District No. 260 Derby, Series 2018 B, Ref. GO Bonds(a)(b)	5.00%	10/01/2026	20	20,326
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2014 A, Ref. RB	4.25%	09/01/2039	10	10,002
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	4.00%	09/01/2026	55	55,521
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	4.13%	09/01/2026	70	70,707
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	5.25%	09/01/2026	55	55,860
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	5.50%	09/01/2026	380	386,408
				1,135,376
Kentucky-0.77%
Kentucky (Commonwealth of) Asset Liability Commission (2014 Federal Highway Trust Fund), Series 2024, Ref. RB	5.00%	09/01/2026	195	197,692
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2026	455	463,591
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2028	80	81,540
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2026	100	101,888
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2016 A, Ref. RB	5.00%	07/01/2026	35	35,313
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2016 A, Ref. RB	5.00%	07/01/2028	70	70,536
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2026	245	247,193
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2029	$85	$ 86,195
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2030	385	390,318
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2031	140	141,903
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2032	160	162,124
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2033	150	151,918
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB	4.00%	10/01/2034	15	15,041
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2026	75	75,433
University of Kentucky, Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	10/01/2032	45	45,036
				2,265,721
Louisiana-0.50%
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2026	385	389,635
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2028	65	65,735
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2026	265	268,843
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2026	20	20,259
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2015, Ref. RB	4.25%	05/15/2040	5	5,001
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	4.00%	05/15/2035	160	160,166
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	4.00%	05/15/2036	320	320,256
Louisiana State Citizens Property Insurance Corp., Series 2016 A, Ref. RB	5.00%	06/01/2026	160	161,024
Shreveport (City of), LA, Series 2016 B, RB	5.00%	12/01/2041	50	50,405
Shreveport (City of), LA, Series 2016 B, RB, (INS - BAM)(c)	4.00%	12/01/2037	50	50,257
				1,491,581
Maine-0.02%
Maine (State of) Municipal Bond Bank (Transcap), Series 2021 A, Ref. RB(a)	5.00%	09/01/2026	50	50,725
Maryland-2.00%
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2026	25	25,026
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2026	70	70,854
Maryland (State of), Series 2015 A, GO Bonds	3.00%	03/01/2030	140	140,033
Maryland (State of), Series 2015 A, GO Bonds	3.25%	08/01/2030	60	60,018
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2026	255	257,067
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2026	70	70,074
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	80	80,976
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2026	175	177,136
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2026	100	100,105
Maryland (State of), Series 2020 A, GO Bonds	5.00%	03/15/2026	15	15,016
Maryland (State of), Series 2020 C, Ref. GO Bonds	3.00%	08/01/2026	50	50,165
Maryland (State of), Series 2022 C, Ref. GO Bonds	5.00%	03/01/2026	10	10,000
Maryland (State of), Series 2025 B, Ref. GO Bonds	5.00%	08/01/2026	70	70,854
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2026	105	106,281
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2026	150	151,831
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2026	180	182,197
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	05/01/2026	35	35,051
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2026	15	15,218
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2026	1,500	1,525,478
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2026	50	51,093
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2026	60	61,312
Maryland (State of) Department of Transportation, Series 2025 C, Ref. RB	5.00%	11/01/2026	160	163,107
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2026	165	167,803
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2028	250	254,223
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2029	10	10,167
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2016 A, Ref. RB	5.00%	01/01/2045	$75	$ 75,175
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2016, RB(a)(b)	5.00%	05/01/2026	615	617,886
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2016, RB(a)(b)	5.00%	05/01/2026	310	311,455
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2026	35	35,336
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2026	40	40,383
Montgomery (County of), MD, Series 2017 A, GO Bonds	5.00%	11/01/2026	50	50,967
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	370	376,263
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2026	160	163,096
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2026	25	25,199
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2026	110	112,397
Prince George’s (County of), MD, Series 2017 A, GO Bonds	5.00%	09/15/2026	75	76,173
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2026	70	70,751
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2026	90	90,966
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2026	20	20,032
				5,917,164
Massachusetts-3.48%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2026	215	217,068
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.13%	09/01/2033	50	50,010
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2041	50	50,008
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	220	222,116
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2028	490	494,839
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	45	45,444
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	55	55,533
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2032	50	50,478
Massachusetts (Commonwealth of), Series 2016 A, Ref. RB	5.00%	06/01/2026	80	80,566
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	160	161,539
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2031	290	292,812
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	4.00%	07/01/2033	300	301,372
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2033	200	201,861
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2034	80	80,737
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2036	100	100,848
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2038	135	136,044
Massachusetts (Commonwealth of), Series 2016 C, Ref. GO Bonds	5.00%	04/01/2026	150	150,349
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2032	10	10,072
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2034	40	40,237
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2035	290	291,430
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2037	20	20,065
Massachusetts (Commonwealth of), Series 2016 G, Ref. GO Bonds	4.00%	09/01/2033	5	5,034
Massachusetts (Commonwealth of), Series 2016 H, GO Bonds	5.00%	12/01/2026	140	143,061
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2028	15	15,335
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2029	5	5,111
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2030	25	25,549
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2031	55	56,195
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2033	5	5,104
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2034	515	525,564
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2035	105	107,067
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	5.00%	12/01/2036	120	122,251
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	5.00%	12/01/2037	115	117,060
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2040	5	5,011
Massachusetts (Commonwealth of), Series 2016 J, Ref. GO Bonds	5.00%	12/01/2038	30	30,515
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	50	50,849
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2026	25	25,240
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2026	275	280,339
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2026	70	70,673
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2026	125	126,819
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2026	200	200,949
Massachusetts (Commonwealth of), Series 2019 E, Ref. GO Bonds	3.00%	12/01/2026	5	5,026
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2026	$75	$ 75,356
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2026	55	56,068
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2026	25	25,364
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2016 A, RB	5.00%	06/01/2041	30	30,157
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2026	175	176,707
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, Ref. RB	5.25%	07/01/2026	5	5,053
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2014, Ref. RB(a)	5.00%	08/01/2026	20	20,236
Massachusetts (Commonwealth of) Development Finance Agency, Series 2016 I, Ref. RB	5.00%	07/01/2036	25	25,139
Massachusetts (Commonwealth of) Development Finance Agency, Series 2017, RB	5.00%	07/01/2047	25	24,657
Massachusetts (Commonwealth of) Development Finance Agency (Bentley University), Series 2016, RB	5.00%	07/01/2040	755	758,821
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music), Series 2016, Ref. RB	5.00%	10/01/2039	80	80,736
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music), Series 2016, Ref. RB	5.00%	10/01/2046	250	250,930
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2016 E, Ref. RB	5.00%	07/01/2037	220	220,720
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	5.00%	10/01/2046	5	5,029
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2028	10	10,082
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2026	130	131,438
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	4.00%	07/15/2029	20	20,100
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2033	510	515,298
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2034	70	70,670
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2026	305	310,679
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2028	25	25,223
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2029	25	25,225
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2031	260	262,324
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	4.00%	07/01/2032	10	10,045
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	3.13%	07/01/2033	130	130,144
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2041	200	201,164
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2026	25	25,235
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2016 I, Ref. RB	5.00%	07/01/2041	270	270,288
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB(a)(b)	5.00%	08/01/2026	155	156,924
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	15	15,141
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,062
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB	5.00%	08/01/2028	5	5,063
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB	5.00%	11/15/2033	40	40,797
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB	5.00%	11/15/2034	100	101,933
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	4.00%	02/15/2039	10	10,004
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	4.00%	02/15/2040	20	20,006
Massachusetts (Commonwealth of) Water Resources Authority, Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,062
Massachusetts (Commonwealth of) Water Resources Authority, Series 2016 C, Ref. RB	5.00%	08/01/2029	5	5,064
Massachusetts (Commonwealth of) Water Resources Authority, Series 2016 C, Ref. RB	5.00%	08/01/2030	15	15,189
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	$280	$ 283,476
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	160	161,986
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,062
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	495	501,144
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,062
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,062
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	145	146,800
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	35	35,434
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2023 C, RB	5.00%	08/01/2026	10	10,120
University of Massachusetts Building Authority, Series 2021, Ref. RB	5.00%	11/01/2026	5	5,095
				10,278,554
Michigan-2.50%
Great Lakes Water Authority, Series 2016 A, RB	5.00%	07/01/2046	30	30,095
Great Lakes Water Authority, Series 2016 B, RB	5.00%	07/01/2046	20	20,070
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2028	110	110,998
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2029	25	25,224
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2036	180	181,369
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2030	500	504,594
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2036	30	30,228
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2026	170	171,550
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2026	110	111,014
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2026	5	5,046
Livonia Public Schools, Series 2016, GO Bonds(a)(b)	5.00%	05/01/2026	45	45,202
Michigan (State of), Series 2017 A, Ref. GO Bonds	5.00%	05/01/2026	75	75,353
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2028	55	55,164
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2029	60	60,164
Michigan (State of), Series 2018, GO Bonds	3.00%	05/01/2030	80	80,086
Michigan (State of), Series 2018, GO Bonds	3.25%	05/01/2032	30	30,037
Michigan (State of), Series 2018, GO Bonds	3.13%	05/01/2033	125	125,099
Michigan (State of), Series 2023, RB	5.00%	11/15/2026	5	5,102
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2026	210	210,211
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2030	160	162,718
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2031	175	177,953
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2032	135	137,237
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2033	90	91,461
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2034	500	507,949
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2035	135	137,108
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2041	300	303,453
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2046	150	150,953
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2051	400	401,799
Michigan (State of) Building Authority (Facilities Program), Series 2023, Ref. RB	5.00%	10/15/2026	75	76,359
Michigan (State of) Finance Authority (Bronson Healthcare Group), Series 2020 A, Ref. RB(a)(b)	5.00%	05/15/2026	80	80,429
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2026	515	523,687
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2029	140	142,155
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016, Ref. RB	5.00%	10/01/2028	235	238,631
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2028	20	20,364
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2029	70	71,262
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2030	35	35,617
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2031	5	5,086
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2032	$140	$ 142,332
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2034	105	106,632
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2036	145	145,535
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2037	500	506,324
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2041	110	111,136
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016 MI, Ref. RB	5.00%	12/01/2033	230	231,401
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2026	255	260,250
Michigan (State of) Hospital Finance Authority (Ascension Senior Credit Group), Series 2010, Ref. RB(a)(b)	5.00%	11/15/2026	80	81,547
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2026	105	107,162
Port Huron Area School District, Series 2016, GO Bonds, (INS - AGI)(c)	4.00%	05/01/2042	30	30,014
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	135	135,303
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	75	75,168
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	55	55,123
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	75	75,168
University of Michigan, Series 2015, Ref. RB	5.00%	04/01/2031	70	70,161
University of Michigan, Series 2015, Ref. RB	4.00%	04/01/2034	5	5,005
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2026	100	100,228
				7,379,316
Minnesota-0.96%
Hennepin (County of), MN, Series 2016 A, GO Bonds	5.00%	12/01/2036	20	20,319
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2026	25	25,537
Minnesota (State of), Series 2016 D, Ref. GO Bonds	5.00%	08/01/2026	45	45,545
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2026	525	533,948
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2026	85	86,449
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2026	70	70,849
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2026	25	25,303
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2026	45	45,657
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2026	100	100,000
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2026	25	25,303
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2026	50	50,606
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2026	100	101,212
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2026	55	55,667
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB	5.00%	03/01/2032	70	70,125
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB	5.00%	03/01/2035	5	5,008
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB	5.00%	03/01/2036	1,250	1,252,125
Rochester (City of), MN, Series 2017 A, Ref. RB	5.00%	12/01/2042	5	5,072
Rochester (City of), MN, Series 2017 A, Ref. RB	5.00%	12/01/2047	100	100,861
St. Cloud (City of), MN (CentraCare Health System), Series 2016 A, Ref. RB	3.25%	05/01/2039	100	93,085
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015, Ref. RB	4.00%	07/01/2035	60	60,024
University of Minnesota, Series 2016 A, RB	5.00%	04/01/2041	60	60,054
				2,832,749
Mississippi-0.39%
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	105	107,304
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	50	51,097
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	55	56,207
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	55	56,207
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	20	20,439
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	50	51,097
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	35	35,768
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2026	55	55,928
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	140	142,728
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	155	158,020
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	30	30,584
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	150	152,922
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-(continued)
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	$25	$ 25,487
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2041	200	201,373
				1,145,161
Missouri-0.85%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2026	50	50,951
Hazelwood School District, Series 2017 A, Ref. GO Bonds	3.00%	03/01/2029	75	75,043
Hazelwood School District, Series 2017, Ref. GO Bonds(a)(b)	4.00%	03/05/2026	190	190,028
Hazelwood School District, Series 2017, Ref. GO Bonds(a)(b)	4.00%	03/05/2026	130	130,019
Metropolitan St. Louis Sewer District, Series 2016 C, RB(a)	4.00%	05/01/2041	20	20,044
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2026	40	40,186
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2026	55	55,870
Missouri (State of) Environmental Improvement & Energy Resources Authority, Series 2015 B, Ref. RB	5.00%	07/01/2026	15	15,020
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2026	10	10,061
Missouri (State of) Health & Educational Facilities Authority (St. Anthony’s Medical Center), Series 2015 B, Ref. RB	4.00%	02/01/2040	100	100,016
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2028	25	25,133
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2029	75	75,402
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2030	75	75,397
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2031	55	55,291
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	3.00%	11/15/2032	25	25,019
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2033	55	55,095
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2034	30	30,149
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2016, Ref. RB	4.00%	05/15/2039	135	135,121
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2026	305	306,457
Missouri (State of) Highway & Transportation Commission, Series 2019 B, RB	5.00%	11/01/2026	175	178,421
Missouri (State of) Highway & Transportation Commission, Series 2021, RB	5.00%	11/01/2026	15	15,293
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	5.00%	05/01/2026	10	10,048
Missouri (State of) Highway & Transportation Commission (State Appropriations Mega), Series 2023, RB	5.00%	05/01/2026	275	276,314
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point), Series 2015 A, Ref. RB	3.75%	01/01/2036	145	145,051
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2032	80	80,156
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2033	110	110,181
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2035	55	55,081
St. Charles (County of), MO Public Water Supply District No. 2, Series 2018, COP	4.00%	12/01/2039	10	10,004
St. Louis (City of), MO, Series 2007 A,Ref. RB, (INS - AGI)(c)	5.25%	07/01/2026	135	136,355
St. Louis Land Clearance for Redevelopment Authority, Series 2017, RB	5.00%	06/01/2040	30	30,142
				2,517,348
Nebraska-0.08%
City of Lincoln NE Electric System Revenue, Series 2015 A, Ref. RB	3.50%	09/01/2036	75	75,017
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital), Series 2014, RB	5.00%	05/15/2044	10	10,002
Douglas (County of), NE Hospital Authority No. 3, Series 2015, Ref. RB	4.13%	11/01/2036	10	10,004
Lincoln (City of), NE, Series 2015 A, Ref. RB	4.00%	09/01/2040	55	55,015
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2016, Ref. RB	5.00%	01/01/2032	85	85,724
				235,762
Nevada-1.18%
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2026	305	310,779
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2028	$35	$ 35,685
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2031	90	90,903
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2032	25	25,229
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2034	60	60,472
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2026	10	10,094
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2015 C, Ref. RB	5.00%	07/01/2026	50	50,458
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2026	15	15,137
Clark (County of), NV Department of Aviation, Series 2019 A, Ref. RB	5.00%	07/01/2026	105	105,961
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2026	70	70,641
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2026	25	25,229
Clark (County of), NV Water Reclamation District, Series 2016, Ref. GO Bonds	4.00%	07/01/2035	250	250,928
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2026	25	25,054
Clark County School District, Series 2016 B, Ref. GO Bonds	5.00%	06/15/2026	85	85,684
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2026	95	95,765
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	06/01/2026	175	176,190
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	06/01/2026	10	10,068
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	06/01/2026	175	176,190
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	06/01/2026	295	297,006
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	06/01/2026	75	75,510
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	06/01/2026	110	110,748
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	06/01/2026	500	503,399
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2026	85	85,614
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2026	105	105,736
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2028	80	80,583
Nevada (State of), Series 2025 A, Ref. GO Bonds	5.00%	04/01/2026	5	5,011
Nevada (State of), Series 2025 A, Ref. GO Bonds	5.00%	10/01/2026	140	142,353
Truckee Meadows Water Authority, Series 2016, Ref. RB(a)(b)	5.00%	07/01/2026	80	80,761
Truckee Meadows Water Authority, Series 2016, Ref. RB	5.00%	07/01/2031	240	242,293
Truckee Meadows Water Authority, Series 2016, Ref. RB	5.00%	07/01/2032	140	141,305
				3,490,786
New Hampshire-0.02%
New Hampshire (State of) Health and Education Facilities Authority (Elliot Hospital), Series 2016, Ref. RB	5.00%	10/01/2038	30	30,241
New Hampshire Municipal Bond Bank, Series 2016 D, Ref. RB	4.00%	08/15/2039	15	15,045
				45,286
New Jersey-3.62%
Bayonne (City of), NJ, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	140	141,342
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	08/01/2026	5	5,012
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse), Series 2016, RB	5.00%	05/01/2041	20	20,057
New Brunswick Parking Authority, Series 2016 B, Ref. RB, (INS - AGI)(c)	4.00%	09/01/2040	15	15,036
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2026	450	453,342
New Jersey (State of) Economic Development Authority, Series 2004, RB, (INS - NATL)(c)	5.25%	07/01/2026	35	35,295
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - AMBAC)(c)	5.50%	09/01/2026	10	10,163
New Jersey (State of) Economic Development Authority, Series 2014, Ref. RB	3.50%	06/15/2027	35	35,014
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	4.25%	06/15/2026	80	80,061
New Jersey (State of) Economic Development Authority, Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	345	353,016
New Jersey (State of) Economic Development Authority, Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	275	281,390
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	4.75%	12/15/2026	110	112,343
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	465	477,607
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	255	261,914
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	55	56,491
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	425	432,854
New Jersey (State of) Economic Development Authority, Series 2023 RRR, Ref. RB	5.00%	03/01/2026	665	665,000
New Jersey (State of) Economic Development Authority, Series 2024, Ref. RB	5.00%	06/15/2026	45	45,356
New Jersey (State of) Educational Facilities Authority, Series 2016 B, RB	5.00%	09/01/2036	10	10,100
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2016 B, Ref. RB	5.00%	07/01/2031	145	146,087
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, Ref. RB	5.00%	03/01/2026	1,000	1,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2032	$190	$ 190,534
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	5.00%	07/01/2033	65	65,521
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	3.50%	07/01/2034	125	125,221
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2036	360	360,607
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2016, Ref. RB	4.00%	07/01/2041	55	55,031
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	100	100,618
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2029	75	75,629
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2030	170	171,433
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2031	70	70,584
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016, Ref. RB	4.00%	07/01/2035	665	666,390
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2028	580	584,466
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2029	280	282,104
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2030	315	317,290
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	4.10%	06/15/2031	480	481,983
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2026	240	245,257
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	06/15/2028	45	45,346
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2029	155	156,164
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2030	575	579,181
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2031	610	614,334
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2026	610	623,361
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2026	170	171,344
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGI)(c)	5.00%	12/01/2038	60	60,785
Union County Utilities Authority, Series 2011, Ref. RB	4.00%	06/15/2032	15	15,010
				10,695,673
New Mexico-0.37%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2026	240	240,000
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2026	120	121,008
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2026	365	368,066
New Mexico (State of) Finance Authority, Series 2022 A, Ref. RB	5.00%	06/15/2026	10	10,084
New Mexico (State of) Finance Authority, Series 2025, RB	5.00%	12/15/2026	20	20,465
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 A, RB	5.00%	07/01/2026	220	222,116
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2026	30	30,289
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2026	80	80,770
				1,092,798
New York-13.83%
Albany (County of), NY, Series 2018, GO Bonds	4.00%	04/01/2029	5	5,007
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2026	20	20,418
Build NYC Resource Corp. (Chapin School), Series 2016, RB	4.00%	11/01/2026	35	35,418
Build NYC Resource Corp. (Chapin School), Series 2016, RB	5.00%	11/01/2026	10	10,186
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2030	20	20,352
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2030	10	10,137
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2031	5	5,068
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2036	195	197,218
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	285	286,652
Metropolitan Transportation Authority, Series 2006 B, RB, (INS - AGI)(c)	5.25%	11/15/2026	525	536,443
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	4.00%	11/15/2026	85	86,110
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	11/15/2026	$5	$ 5,102
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2028	230	234,785
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2029	110	112,283
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2030	10	10,205
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2031	150	153,022
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2032	30	30,589
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2034	20	20,370
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2035	80	81,420
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2026	15	15,297
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2033	100	101,507
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2034	25	25,362
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2035	75	76,028
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	4.00%	11/15/2036	10	10,042
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	750	758,776
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2028	130	132,241
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2029	265	269,555
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2030	480	488,155
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2031	110	111,793
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2032	10	10,087
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2033	205	206,602
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2026	10	10,198
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	375	375,244
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-2, Ref. RB	5.00%	11/15/2026	370	377,319
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2026	500	509,890
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2026	10	10,203
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2026	445	453,802
Metropolitan Transportation Authority (Green Bonds), Series 2017, Ref. RB	5.00%	11/15/2026	235	239,648
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2026	70	71,385
Metropolitan Transportation Authority (Green Bonds), Series 2020, Ref. RB	4.00%	11/15/2026	80	81,028
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B, Ref. RB	5.00%	11/15/2028	30	30,572
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B, Ref. RB	5.00%	11/15/2029	15	15,285
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2036	1,010	1,025,311
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	225	226,575
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2026	500	510,492
New York & New Jersey (States of) Port Authority, One Hundred Eighty Third Series 2014, RB	3.25%	12/15/2030	100	100,048
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2041	185	187,272
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2046	25	25,218
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	100	100,574
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2031	70	70,017
New York & New Jersey (States of) Port Authority, Series 2012, RB	3.00%	12/01/2030	45	45,015
New York & New Jersey (States of) Port Authority, Series 2014, RB	3.50%	12/15/2033	5	5,002
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2026	115	117,567
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2026	20	20,299
New York (City of), NY, Series 2008 B, GO Bonds	5.00%	09/01/2026	10	10,145
New York (City of), NY, Series 2008 J, Ref. GO Bonds	5.00%	08/01/2026	125	126,505
New York (City of), NY, Series 2008 J-10, GO Bonds	5.00%	08/01/2026	295	298,551
New York (City of), NY, Series 2008 J-9, GO Bonds	5.00%	08/01/2026	35	35,421
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2029	45	45,947
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2030	35	35,731
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2031	30	30,615
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2032	110	112,207
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2033	510	519,966
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2034	230	234,339
New York (City of), NY, Series 2016 B-1, GO Bonds	4.00%	12/01/2036	5	5,017
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2037	370	375,874
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2038	20	20,306
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	365	369,899
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2026	375	375,793
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2027	$100	$ 100,214
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2028	65	65,141
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2029	55	55,120
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2030	25	25,054
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2031	30	30,065
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2032	10	10,021
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2033	175	175,359
New York (City of), NY, Series 2016 C, Ref. GO Bonds	4.00%	08/01/2035	10	10,004
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2026	170	172,046
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2028	25	25,291
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2029	50	50,584
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2030	5	5,058
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2032	50	50,562
New York (City of), NY, Series 2016 E, Ref. GO Bonds	4.00%	08/01/2033	55	55,190
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2026	165	166,986
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	2,000	2,024,075
New York (City of), NY, Series 2017-1, GO Bonds	5.00%	08/01/2026	150	151,806
New York (City of), NY, Series 2018 A, Ref. GO Bonds	5.00%	08/01/2026	350	354,213
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2026	285	288,431
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2026	165	166,986
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2026	35	35,677
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2026	130	131,565
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2026	125	126,505
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2026	150	150,000
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2026	20	20,290
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2026	155	156,866
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2026	15	15,181
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2026	225	227,708
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2026	95	96,144
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2026	40	40,093
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2029	635	638,123
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2030	170	171,980
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2031	120	121,383
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2032	80	80,312
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2033	35	35,384
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2034	5	5,015
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2037	75	75,674
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2038	500	504,307
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2026	5	5,085
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2026	5	5,012
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2026	155	157,248
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, Ref. RB	3.13%	06/15/2032	20	20,004
New York (City of), NY Municipal Water Finance Authority, Series 2016 A, Ref. RB	4.50%	06/15/2032	125	125,682
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	5.00%	06/15/2046	5	5,018
New York (City of), NY Municipal Water Finance Authority, Series 2016, Ref. RB	5.25%	06/15/2046	515	517,271
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.00%	06/15/2047	405	408,857
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-2, RB	5.00%	06/15/2028	270	276,211
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2026	215	216,794
New York (City of), NY Municipal Water Finance Authority, Series 2021, RB	5.00%	06/15/2028	110	112,530
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 B, Ref. RB	5.25%	06/15/2037	135	137,663
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2037	420	427,573
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2038	475	483,117
New York (City of), NY Municipal Water Finance Authority, Subseries 2016, Ref. RB	4.00%	06/15/2033	100	101,019
New York (City of), NY Transitional Finance Authority, Series 2002 1, Ref. RB	5.00%	11/01/2026	15	15,293
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	35	35,099
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2029	70	70,310
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2030	45	45,102
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2031	5	5,010
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2032	$20	$ 20,085
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2033	25	25,103
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2034	165	165,656
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2035	100	100,378
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2036	65	65,080
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2026	75	76,466
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2026	65	66,271
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2026	465	474,091
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2026	545	555,655
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2026	205	209,008
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2026	20	20,391
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2026	10	10,048
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2026	10	10,048
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2026	15	15,293
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2026	150	152,932
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2026	5	5,098
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	3.00%	11/01/2030	135	135,052
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2029	250	252,808
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2030	655	662,301
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2031	15	15,165
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2033	200	202,080
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2034	1,205	1,217,029
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	4.00%	08/01/2035	90	90,331
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2036	105	105,930
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2038	25	25,199
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2040	5	5,035
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, Ref. RB	5.00%	08/01/2032	25	25,267
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, Ref. RB	4.00%	08/01/2037	40	40,104
New York (City of), NY Transitional Finance Authority, Subseries 2017 C-1, Ref. GO Bonds	5.00%	07/15/2026	200	202,116
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2026	20	20,212
New York (City of), NY Transitional Finance Authority, Subseries 2020 D-1, RB	5.00%	11/01/2026	5	5,098
New York (City of), NY Transitional Finance Authority, Subseries 2021 F-1, Ref. RB	5.00%	11/01/2026	30	30,586
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2026	15	15,293
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2029	225	227,665
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2031	505	510,848
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016-1E, Ref. RB	4.00%	04/01/2030	110	111,305
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2016 A, Ref. RB	5.00%	12/01/2026	95	97,013
New York (City of), NY Trust for Cultural Resources (The) (The Museum of Modern Art), Series 2016 1E, Ref. RB	4.00%	04/01/2028	45	45,537
New York (City of), NY Trust for Cultural Resources (The) (The Museum of Modern Art), Series 2016, Ref. RB	4.00%	04/01/2026	15	15,023
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(c)	5.50%	03/15/2026	5	5,006
New York (State of) Dormitory Authority, Series 2016 A, RB(a)	5.00%	03/15/2026	30	30,032
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2026	5	5,047
New York (State of) Dormitory Authority, Series 2016 A, RB(a)(b)	5.00%	08/15/2026	50	50,670
New York (State of) Dormitory Authority, Series 2016 A, RB(a)(b)	5.00%	08/15/2026	20	20,268
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2028	70	71,043
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2028	45	45,401
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2029	65	65,582
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2030	70	70,622
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2032	195	197,849
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2032	90	90,770
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2033	60	60,697
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2033	505	512,051
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2034	$355	$ 359,026
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2034	50	50,666
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2034	210	211,684
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2035	45	45,488
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2035	140	141,820
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2035	180	181,426
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2036	70	70,714
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2036	25	25,312
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2037	25	25,239
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2038	210	211,896
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2039	35	35,303
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2041	220	221,689
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2042	545	548,767
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)(b)	5.00%	08/15/2026	60	60,804
New York (State of) Dormitory Authority, Series 2016, RB	5.00%	02/15/2032	10	10,119
New York (State of) Dormitory Authority, Series 2016, Ref. RB	4.00%	07/01/2040	565	565,596
New York (State of) Dormitory Authority, Series 2017 A, RB(a)	5.00%	03/15/2026	20	20,021
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	10	10,093
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2026	60	61,012
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2028	15	15,249
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2029	10	10,166
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2030	170	172,805
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2031	450	457,347
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2032	45	45,716
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2033	120	121,826
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2033	125	126,712
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2034	250	253,343
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2035	70	70,895
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(a)	5.00%	03/15/2026	35	35,037
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2026	125	127,109
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2026	25	25,026
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2026	45	45,048
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB(a)	5.00%	03/15/2026	50	50,053
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(c)	5.00%	10/01/2026	60	61,023
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(c)	5.00%	10/01/2026	25	25,426
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(c)	5.00%	10/01/2026	40	40,682
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 A, RB(a)	5.00%	03/15/2026	20	20,021
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2026	40	40,042
New York (State of) Dormitory Authority (Bidding Group B), Series 2016 A, RB	5.00%	03/15/2031	455	461,818
New York (State of) Dormitory Authority (Columbia University) (Green Bonds), Series 2016 A, RB	5.00%	10/01/2026	465	472,980
New York (State of) Dormitory Authority (Columbia University) (Green Bonds), Series 2016, RB	4.00%	10/01/2026	25	25,286
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2026	25	25,253
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	25	25,100
New York (State of) Dormitory Authority (General Purpose), Series 2016 D, Ref. RB(a)(b)	5.00%	08/15/2026	85	86,139
New York (State of) Dormitory Authority (Group B), Series 2016 A, RB(a)(b)	5.00%	09/15/2026	265	269,183
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2031	90	90,791
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2033	745	751,174
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2036	155	156,135
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2039	155	155,944
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2026	20	20,188
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2026	40	40,175
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(c)	5.00%	11/15/2026	70	71,484
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	06/15/2028	120	120,898
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2028	50	50,376
New York State Environmental Facilities Corp., Series 2016, Ref. RB(a)(b)	5.00%	06/15/2026	10	10,076
New York State Environmental Facilities Corp., Series 2017, Ref. RB	5.00%	06/15/2026	55	55,464
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds), Series 2016, RB	5.00%	08/15/2041	215	216,786
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB(a)(b)	5.00%	06/15/2026	$55	$ 55,286
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB(a)(b)	5.00%	06/15/2026	225	226,762
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB(a)(b)	5.00%	06/15/2026	70	70,570
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB(a)(b)	5.00%	06/15/2026	60	60,487
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB(a)(b)	5.00%	06/15/2026	35	35,282
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016, Ref. RB(a)(b)	5.00%	06/15/2026	10	10,074
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2026	75	75,632
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2026	5	5,042
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	580	580,627
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	225	225,243
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	30	30,032
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2030	20	20,044
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2032	15	15,031
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2033	135	135,265
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2034	225	225,424
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2035	325	325,586
New York State Urban Development Corp., Series 2016, Ref. RB(a)	5.00%	03/15/2026	10	10,011
New York State Urban Development Corp., Series 2016, Ref. RB(a)	5.00%	03/15/2026	60	60,065
New York State Urban Development Corp., Series 2016, Ref. RB	5.00%	03/15/2031	5	5,011
New York State Urban Development Corp., Series 2017 C-1, Ref. RB	5.00%	03/15/2026	45	45,048
New York State Urban Development Corp., Series 2017, Ref. RB(a)	5.00%	03/15/2026	65	65,070
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2026	95	95,100
New York State Urban Development Corp. (Bidding Group 1), Series 2023 A, RB	5.00%	03/15/2026	80	80,084
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2026	100	101,999
Suffolk (County of), NY Water Authority, Series 2013, Ref. RB	3.00%	06/01/2028	10	10,005
Suffolk (County of), NY Water Authority, Series 2015, Ref. RB	3.00%	06/01/2032	220	220,104
Triborough Bridge & Tunnel Authority, Series 2008 B-2, RB	5.00%	11/15/2026	85	86,778
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2026	70	70,412
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2028	10	10,046
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2029	20	20,093
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2031	500	502,318
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	3.00%	11/15/2034	55	55,029
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	285	285,748
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	300	300,548
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2026	15	15,314
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2026	55	56,150
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2026	85	86,778
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Subseries 2017 C-1, Ref. RB	5.00%	11/15/2026	80	81,673
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2026	305	311,335
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2028	30	30,513
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2029	145	147,506
				40,863,035
North Carolina-1.05%
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2026	190	194,169
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2026	75	76,095
North Carolina (State of), Series 2013 C, Ref. GO Bonds	5.00%	05/01/2026	45	45,213
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2026	30	30,213
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2026	140	141,004
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2026	$85	$ 85,399
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2026	340	342,439
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2026	475	478,408
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2026	60	60,282
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2026	85	85,399
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2026	65	65,305
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2026	65	65,000
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2026	135	137,293
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	4.00%	10/01/2039	30	30,126
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2040	215	217,536
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	55	55,496
North Carolina (State of) Medical Care Commission (Deerfield Episcopal Retirement Community), Series 2016, Ref. RB	5.00%	11/01/2037	150	151,378
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2026	5	5,033
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	4.00%	06/01/2042	130	130,092
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2028	35	35,236
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2031	5	5,034
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2032	135	135,932
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 C, Ref. RB	5.00%	01/01/2029	10	10,069
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2028	110	110,994
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2029	265	267,345
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	70	70,104
Wake (County of), NC, Series 2010 C, Ref. GO Bonds	5.00%	03/01/2026	40	40,000
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2026	10	10,146
Wake (County of), NC Industrial Facilities & Pollution Control Financing Authority (Duke Energy Progress, Inc.), Series 2013, Ref. RB	4.00%	06/01/2041	10	10,004
				3,090,744
North Dakota-0.17%
Cass County Joint Water Resource District, Series 2024 A, Ref. RB	3.45%	04/01/2027	500	500,197
Ohio-2.18%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2026	220	222,447
Butler (County of), OH (UC Health), Series 2016, Ref. RB	5.00%	11/15/2045	275	275,399
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(c)	5.25%	12/01/2026	235	240,536
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2029	150	151,018
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2030	25	25,165
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2032	1,015	1,020,771
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2029	10	10,004
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2031	10	10,003
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2032	75	75,017
Columbus (City of), OH, Series 2016-1, Ref. GO Bonds	5.00%	07/01/2026	135	136,290
Columbus (City of), OH, Series 2022 A, GO Bonds	5.00%	04/01/2026	505	506,166
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2026	20	20,263
Columbus City School District (Construction and Improvement), Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	06/01/2026	100	100,680
Columbus City School District (Construction and Improvement), Subseries 2016, Ref. GO Bonds(a)(b)	5.00%	06/01/2026	25	25,170
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	5.00%	12/01/2026	25	25,492
Cuyahoga (County of), OH (Convention Hotel), Series 2014, Ref. RB	3.00%	12/01/2027	160	160,089
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2026	50	51,059
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2029	340	347,385
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2030	115	117,481
Hamilton (County of), OH, Series 2016 A, Ref. RB	4.00%	12/01/2031	95	96,116
Hamilton (County of), OH, Series 2016 A, Ref. RB	4.00%	12/01/2032	85	85,950
Miami University, Series 2017, Ref. RB	5.00%	09/01/2041	105	105,769
Ohio (State of), Series 2016 S, GO Bonds(a)(b)	5.00%	05/01/2026	90	90,404
Ohio (State of), Series 2016 S, GO Bonds(a)(b)	5.00%	05/01/2026	75	75,337
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of), Series 2016 S, GO Bonds(a)(b)	5.00%	05/01/2026	$5	$ 5,022
Ohio (State of), Series 2016 S, GO Bonds(a)(b)	5.00%	05/01/2026	15	15,067
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2026	210	213,317
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	50	50,608
Ohio (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	03/15/2026	50	50,049
Ohio (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	03/15/2026	15	15,015
Ohio (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	03/15/2026	10	10,010
Ohio (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	03/15/2026	50	50,049
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2026	190	194,282
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	08/01/2026	115	116,399
Ohio (State of) (Garvee), Series 2016 1, RB	5.00%	12/15/2028	180	181,472
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2026	75	75,581
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2027	85	85,662
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2026	105	107,366
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2028	110	110,900
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2029	200	201,613
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	12/01/2031	40	40,264
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	12/01/2032	200	201,277
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	12/01/2033	30	30,185
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	12/01/2034	50	50,294
Ohio (State of) Water Development Authority, Series 2024 A, RB	5.00%	06/01/2026	90	90,643
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016 A, RB	5.00%	06/01/2026	10	10,072
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2026	90	91,961
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 A, RB	5.00%	06/01/2026	95	95,679
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 A, RB	5.00%	12/01/2026	80	81,743
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	06/01/2026	75	75,536
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	12/01/2026	55	56,199
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2026	50	51,063
University of Cincinnati, Series 2016 C, RB	5.00%	06/01/2046	125	125,209
				6,456,548
Oklahoma-0.54%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2026	85	86,059
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2026	10	10,065
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2029	75	76,460
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2030	30	30,582
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2031	85	86,629
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	120	122,237
Grand River Dam Authority, Series 2016 A, Ref. RB	4.00%	06/01/2033	600	606,148
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2026	45	45,416
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2036	15	15,004
Oklahoma County Independent School District No. 89, Series 2024 A, GO Bonds	1.25%	07/01/2026	480	478,444
Tulsa (County of), OK Industrial Authority (Jenks Public Schools), Series 2015, RB	5.00%	09/01/2026	25	25,048
				1,582,092
Oregon-0.59%
Clackamas County School District No. 12 North Clackamas, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2032	35	35,141
Deschutes County Hospital Facilities Authority, Series 2016, Ref. RB	5.00%	01/01/2048	60	60,008
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2026	80	80,651
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2026	110	110,927
Oregon (State of) (Article XI - Q State), Series 2016 F, Ref. GO Bonds	5.00%	05/01/2028	20	20,097
Oregon (State of) (Article XI - Q State), Series 2023, GO Bonds	5.00%	05/01/2026	40	40,190
Oregon (State of) (Article XI-G OHSU), Series 2016 C, GO Bonds	5.00%	08/01/2041	100	100,808
Oregon (State of) (Seismic), Series 2016 F, Ref. GO Bonds	5.00%	05/01/2029	30	30,146
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2026	125	127,552
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon (State of) Facilities Authority, Series 2014, Ref. RB	4.13%	11/15/2032	$230	$ 230,109
Oregon (State of) Facilities Authority (Samaritan Health Services), Series 2016 A, Ref. RB	5.00%	10/01/2035	15	15,055
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2017 A, RB(a)(b)	5.00%	09/01/2026	500	507,101
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2033	50	50,396
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2035	40	40,289
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2036	160	161,092
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2037	50	50,323
Portland Community College District, Series 2018, GO Bonds	5.00%	06/15/2029	25	25,211
University of Oregon, Series 2016 A, RB(a)(b)	5.00%	04/01/2026	60	60,132
				1,745,228
Pennsylvania-4.35%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2026	80	81,479
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2028	75	76,283
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2029	25	25,420
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	4.00%	11/01/2032	200	201,856
Allegheny (County of), PA, Series 2016 C-76, GO Bonds	5.00%	11/01/2041	175	176,410
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2026	55	55,516
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2026	100	100,000
Chester (County of), PA, Series 2016 A, Ref. GO Bonds	4.00%	07/15/2028	65	65,457
Chester (County of), PA, Series 2016 A, Ref. GO Bonds	4.00%	07/15/2029	55	55,386
Delaware (County of), PA Authority (Villanova University), Series 2015, RB	4.00%	08/01/2040	40	40,017
Delaware County Regional Water Quality Control Authority, Series 2016, RB	5.00%	11/01/2046	105	105,373
Erie (City & County of), PA Water Authority, Series 2016, Ref. RB(a)(b)	5.00%	12/01/2026	80	81,617
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016 A, Ref. RB	5.00%	08/15/2042	140	140,865
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2026	80	80,949
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2026	375	380,944
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2026	30	30,144
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2026	1,000	1,005,938
Pennsylvania (Commonwealth of), First Series 2023 A, GO Bonds	5.00%	09/01/2026	180	182,646
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2026	100	101,470
Pennsylvania (Commonwealth of), First Series 2024 C, GO Bonds	5.00%	08/15/2026	240	243,209
Pennsylvania (Commonwealth of), Second series 2016, GO Bonds	5.00%	09/15/2026	100	101,585
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2028	300	304,463
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2029	95	96,398
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2030	80	80,678
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2031	35	35,294
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2032	660	665,470
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2034	375	377,843
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2026	150	151,632
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2026	175	178,003
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2026	195	197,607
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2016, Ref. RB	4.00%	03/15/2033	95	95,526
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2016, Ref. RB	4.00%	03/15/2034	55	55,278
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Drexel University), Series 2016, Ref. RB	5.00%	05/01/2034	370	370,740
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2016 A, Ref. RB	4.00%	08/15/2031	500	502,841
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 A, Ref. RB	4.00%	08/15/2029	20	20,118
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	06/01/2030	65	66,265
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	06/01/2031	310	315,941
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	06/01/2032	$125	$ 127,330
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	06/01/2033	435	442,849
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016, Ref. RB	5.00%	06/01/2034	15	15,256
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2016 B, Ref. RB	5.00%	06/01/2028	35	35,228
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 A, RB	4.75%	12/01/2037	270	274,168
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014, RB	4.50%	12/01/2034	75	76,013
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2026	155	158,296
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2028	45	45,951
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2029	85	86,793
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2030	230	234,459
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2031	20	20,407
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2032	260	265,131
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	4.00%	12/01/2034	75	75,671
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2036	170	172,646
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	4.00%	12/01/2041	250	250,968
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2034	60	60,408
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2035	235	236,598
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2036	255	256,734
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2041	405	407,753
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	540	543,671
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2029	85	85,555
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	4.00%	06/01/2033	400	401,268
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	4.00%	06/01/2034	155	155,468
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2035	85	85,473
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2039	55	55,247
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	12/01/2030	100	102,067
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A, RB	5.50%	12/01/2042	40	40,597
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-2, Ref. RB	5.00%	12/01/2026	75	76,595
Pennsylvania State University (The), Series 2016 A, RB	5.00%	09/01/2041	300	302,299
Pennsylvania State University (The), Series 2016 B, Ref. RB	5.00%	09/01/2028	20	20,259
Pennsylvania State University (The), Series 2016 B, Ref. RB	5.00%	09/01/2029	15	15,192
Philadelphia (City of), PA, Fourteenth Series 2016, Ref. RB	5.00%	10/01/2032	235	238,645
Philadelphia (City of), PA, Series 2016, Ref. RB	5.00%	10/01/2026	15	15,237
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2026	75	75,843
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds, (INS - AGI)(c)	5.00%	08/01/2026	20	20,229
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2026	230	232,587
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2026	25	25,281
Philadelphia (City of), PA (1998 General Ordinance), Series 2016, Ref. RB	5.00%	10/01/2033	10	10,151
Philadelphia School District (The), Series 2016 F, Ref. GO Bonds	5.00%	09/01/2026	35	35,480
Philadelphia School District (The), Series 2016 F, Ref. GO Bonds	5.00%	09/01/2029	65	65,888
Philadelphia School District (The), Series 2016, Ref. GO Bonds	5.00%	09/01/2036	25	25,256
Pittsburgh (City of), PA Water & Sewer Authority, Series 2017 A, Ref. RB, (INS - AGI)(c)	5.00%	09/01/2026	145	146,987
				12,864,595
Rhode Island-0.44%
Rhode Island (State of), Series 2025 C, Ref. GO Bonds	5.00%	08/01/2026	70	70,816
Rhode Island (State of) Turnpike & Bridge Authority, Series 2016 A, Ref. RB	5.00%	10/01/2040	330	330,340
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2026	50	50,369
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2028	245	246,784
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2029	215	216,566
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2030	265	266,899
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2031	125	125,870
				1,307,644
South Carolina-1.03%
Beaufort County School District, Series 2025 A, GO Bonds	5.00%	03/02/2026	70	70,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2026	$290	$ 296,188
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2026	235	240,050
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2026	5	5,000
South Carolina (State of) Jobs-Economic Development Authority (Carealliance Health Services), Series 2016 A, RB	5.25%	08/15/2046	85	85,212
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2050	110	109,996
South Carolina (State of) Public Service Authority, Series 2015 E, Ref. RB	5.25%	12/01/2055	230	230,073
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2029	225	226,476
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2030	140	140,905
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	150	150,951
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	155	155,954
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2033	20	20,120
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2034	240	241,376
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2035	25	25,135
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2036	95	95,485
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2037	170	170,819
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2038	215	215,983
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2035	80	81,311
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2036	25	25,387
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2037	80	81,170
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2056	5	5,001
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2026	15	15,313
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	3.00%	10/01/2029	135	135,042
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2026	210	213,542
				3,036,489
South Dakota-0.01%
Rapid City (City of), SD, Series 2018, RB(a)(b)	4.00%	12/01/2026	35	35,463
Tennessee-0.68%
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland), Series 2017 B, Ref. RB	5.00%	11/01/2030	25	25,420
Memphis (City of), TN, Series 2015 A, Ref. GO Bonds	5.00%	04/01/2026	145	145,338
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	100	100,912
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	25	25,228
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2028	35	35,321
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2030	45	45,250
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2030	5	5,047
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2031	100	100,541
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2031	115	116,074
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2032	40	40,210
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2033	85	85,424
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.75%	07/01/2026	20	20,177
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2026	190	191,834
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2016 A, Ref. RB	5.00%	10/01/2041	55	55,062
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2029	130	131,101
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2030	100	100,842
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2031	210	211,714
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2035	150	151,019
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2040	5	5,023
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2028	65	65,802
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	$100	$ 101,221
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2026	80	81,516
Tennessee Energy Acquisition Corp., Series 2006 A, RB	5.25%	09/01/2026	85	85,986
Tennessee Energy Acquisition Corp., Series 2006 B, RB	5.63%	09/01/2026	75	75,941
				2,002,003
Texas-7.42%
Aledo Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2040	500	500,058
Allen Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	50	50,031
Austin (City of), TX, Series 2016, Ref. RB(a)(b)	5.00%	11/15/2026	5	5,093
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2029	50	50,958
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2030	15	15,281
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2031	150	152,780
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2032	160	162,895
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	150	151,150
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	40	40,485
Austin (City of), TX, Series 2021, Ref. RB(a)	5.00%	11/15/2026	10	10,186
Austin (City of), TX, Series 2021, Ref. RB	5.00%	11/15/2026	100	102,013
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2026	80	81,611
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2026	60	60,715
Bexar (County of), TX, Series 2016, Ref. GO Bonds	4.00%	06/15/2040	50	50,023
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	100	100,787
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	220	221,732
Bexar (County of), TX, Series 2017, Ref. GO Bonds	5.00%	06/15/2028	500	503,655
Board of Regents of the University of Texas System, Series 2014 B, Ref. RB	5.00%	08/15/2026	115	116,516
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2026	445	450,868
Board of Regents of the University of Texas System, Series 2016 E, RB	5.00%	08/15/2026	35	35,462
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2026	405	410,340
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2028	125	126,508
Board of Regents of the University of Texas System, Series 2017 C, Ref. RB	5.00%	08/15/2026	140	141,846
Board of Regents of the University of Texas System, Series 2025 A, RB	5.00%	08/15/2026	10	10,132
Board of Regents of the University of Texas System (Green Bonds), Series 2016 B, RB	5.00%	08/15/2026	170	172,242
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2016 A, Ref. RB, (CEP - Texas Permanent School Fund)	5.00%	08/15/2046	10	10,027
Collin County Community College District, Series 2018, GO Bonds	3.38%	08/15/2035	40	40,011
Collin County Community College District, Series 2018, GO Bonds	3.50%	08/15/2036	25	25,006
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2026	270	275,098
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2026	55	56,038
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	5.00%	11/01/2026	70	71,322
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2026	160	160,553
Dallas (City of), TX, Series 2015 A, Ref. RB	4.00%	10/01/2033	35	35,034
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2029	45	45,682
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2031	50	50,761
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2032	10	10,149
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2035	70	70,943
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2036	35	35,449
Dallas (City of), TX, Series 2021, Ref. RB	4.00%	08/15/2035	35	35,113
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	5.00%	12/01/2032	130	132,219
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2026	160	163,306
Denton (City of), TX, Series 2017, RB	5.00%	12/01/2034	185	188,534
Denton (City of), TX, Series 2017, RB	5.00%	12/01/2035	195	198,568
Denton (City of), TX, Series 2017, RB	5.00%	12/01/2036	30	30,523
Denton (County of), TX, Series 2017, Ref. GO Bonds	5.00%	07/15/2031	70	70,701
El Paso (City of), TX, Series 2016, GO Bonds	5.00%	08/15/2042	100	100,685
El Paso (City of), TX, Series 2016, Ref. GO Bonds	4.00%	08/15/2031	70	70,362
El Paso (City of), TX, Series 2016, Ref. GO Bonds	4.00%	08/15/2032	160	160,761
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
El Paso Independent School District, Series 2017, GO Bonds(a)	5.00%	08/15/2036	$60	$ 60,747
El Paso Independent School District, Series 2017, GO Bonds(a)	5.00%	08/15/2037	175	177,178
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(c)	5.00%	11/15/2026	25	25,459
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2026	45	45,577
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2028	10	10,123
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2029	135	136,641
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2030	305	308,625
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2031	230	232,681
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2032	135	136,531
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2033	85	85,929
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2034	105	106,086
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2035	60	60,583
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2036	225	227,052
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2026	90	91,508
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2026	55	55,921
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2026	35	35,455
Harris (County of), TX, Series 2025 A, Ref. GO Bonds	5.00%	09/15/2026	15	15,232
Harris (County of), TX Flood Control District, Series 2025, Ref. GO Bonds	5.00%	09/15/2026	80	81,234
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2026	130	132,515
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2028	105	106,902
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2029	250	254,445
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2026	125	126,626
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2016, RB	4.00%	07/01/2037	10	10,014
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2016, RB	5.00%	07/01/2039	10	10,057
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2016, RB	5.00%	07/01/2040	20	20,106
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2026	65	66,319
Houston (City of), TX, Series 2014, Ref. RB	4.00%	11/15/2032	135	135,119
Houston (City of), TX, Series 2016 A, Ref. GO Bonds	5.00%	03/01/2026	120	120,000
Houston (City of), TX, Series 2016 A, Ref. GO Bonds	5.00%	03/01/2028	20	20,044
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2026	85	86,693
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2028	245	249,875
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2031	385	388,398
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2035	65	66,092
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2036	50	50,797
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2037	5	5,019
Houston (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2029	30	30,595
Houston (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2034	185	188,246
Houston (City of), TX, Series 2016, Ref. RB	4.50%	11/15/2038	35	35,225
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2026	205	205,000
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2026	340	346,774
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2026	60	60,533
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2026	55	55,000
Houston (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	03/01/2026	20	20,000
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2026	500	509,961
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	20,043
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	5	5,005
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	10	10,019
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	20	20,019
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2035	10	10,008
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2037	$10	$ 10,007
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2039	20	20,011
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2026	175	177,300
Judson Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2041	180	180,018
Laredo (City of), TX, Series 2016, Ref. RB	4.00%	03/01/2041	100	100,021
Leander Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2049	10	10,023
Lewisville Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2028	35	35,014
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2026	70	70,913
Lone Star College System, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/14/2026	80	80,972
Lone Star College System, Series 2016, Ref. GO Bonds	4.00%	02/15/2032	45	45,047
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2026	240	241,395
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(c)	5.00%	05/15/2026	15	15,086
Matagorda County Navigation District No. 1 (Aep Texas Central Co.), Series 2008, Ref. RB	4.00%	06/01/2030	15	15,010
Medina Valley Independent School District, Series 2016, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	75	75,023
Mesquite Independent School District, Series 2017 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	5	5,020
Montgomery (County of), TX, Series 2016, Ref. GO Bonds(a)(b)	5.00%	03/01/2026	35	35,000
Montgomery (County of), TX, Series 2016, Ref. GO Bonds(a)(b)	5.00%	03/01/2026	20	20,000
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(d)	5.00%	12/31/2049	100	91,250
North Harris (County of), TX Regional Water Authority, Series 2016, Ref. RB	4.00%	12/15/2035	245	246,954
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2026	250	253,613
Pearland (City of), TX, Series 2021 B, GO Bonds(a)(b)	5.00%	03/01/2026	435	435,000
Pearland (City of), TX, Series 2021 B, GO Bonds	5.00%	03/01/2030	220	220,360
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	310	310,296
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2026	155	156,607
Permanent University Fund - University of Texas System, Series 2022, RB	5.00%	07/01/2026	40	40,382
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2026	10	10,122
San Antonio (City of), TX, Series 2016 A, Ref. RB	5.00%	05/15/2031	185	185,957
San Antonio (City of), TX, Series 2016 A, Ref. RB	5.00%	05/15/2032	35	35,178
San Antonio (City of), TX, Series 2016 C, Ref. RB	5.00%	05/15/2033	120	122,076
San Antonio (City of), TX, Series 2016 C, Ref. RB	5.00%	05/15/2034	155	157,632
San Antonio (City of), TX, Series 2016 C, Ref. RB	5.00%	05/15/2036	205	208,184
San Antonio (City of), TX, Series 2016 C, Ref. RB	4.00%	05/15/2037	15	15,076
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2028	60	60,432
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2029	320	323,517
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2030	105	106,130
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2032	140	140,748
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2032	85	85,892
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2033	40	40,194
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2034	105	105,449
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2026	130	131,570
San Jacinto Community College District, Series 2016 A, GO Bonds	4.00%	02/15/2041	300	300,066
Spring Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	10	10,114
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	50	50,195
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB(a)(b)	5.00%	05/15/2026	205	206,077
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB(a)(b)	5.00%	05/15/2026	50	50,263
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB(a)(b)	5.00%	05/15/2026	$20	$ 20,105
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2041	300	302,237
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016, Ref. RB	5.00%	02/15/2034	110	111,272
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2026	270	270,623
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2038	250	250,422
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2028	20	20,045
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2029	20	20,045
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2029	10	10,023
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2030	260	260,590
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2031	140	140,309
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2031	30	30,066
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2032	5	5,010
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2032	400	400,836
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2033	20	20,039
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2033	10	10,020
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2034	10	10,019
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2037	100	100,169
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2038	25	25,042
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2043	5	5,008
Texas (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2026	5	5,084
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2026	35	35,590
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2026	250	254,217
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2026	70	70,159
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2026	355	360,947
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2026	145	147,429
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2030	5	5,071
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2030	120	120,886
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2032	130	130,818
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2033	40	40,226
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2035	35	35,144
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2036	25	25,080
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	10	10,033
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2026	95	95,330
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2026	135	137,429
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2026	25	25,300
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2026	175	177,099
Texas A&M University, Series 2016 C, Ref. RB	5.00%	05/15/2026	25	25,146
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2028	100	100,324
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2029	70	70,230
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2026	140	140,817
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2026	220	220,219
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2026	25	25,025
Texas Water Development Board, Series 2018, RB	5.00%	10/15/2026	10	10,180
Trinity River Authority, Series 2016, Ref. RB	5.00%	08/01/2026	500	505,873
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2028	25	25,052
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2030	75	75,120
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2031	40	40,063
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2032	95	95,137
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2033	20	20,027
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2034	20	20,026
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2035	70	70,085
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2036	400	400,359
University of Houston, Series 2017 C, Ref. RB	4.00%	02/15/2037	150	150,089
				21,934,911
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-0.64%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2026	$5	$ 5,047
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2026	225	227,127
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2026	115	116,379
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	5.00%	05/15/2041	290	290,997
Utah (State of), Series 2017, GO Bonds	5.00%	07/01/2026	5	5,047
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2026	295	297,798
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2026	245	247,324
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2026	115	116,091
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2027	205	205,342
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2028	180	180,110
Utah (State of) Transit Authority, Series 2016, Ref. RB	4.00%	12/15/2029	45	45,189
Utah (State of) Transit Authority, Series 2016, Ref. RB	4.00%	12/15/2030	95	95,421
Utah (State of) Transit Authority, Series 2016, Ref. RB	4.00%	12/15/2031	35	35,154
Utah Municipal Power Agency, Series 2016 B, RB	5.00%	07/01/2038	25	25,113
				1,892,139
Vermont-0.11%
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center (The)), Series 2016 A, Ref. RB	5.00%	12/01/2032	10	10,049
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2034	5	5,020
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2035	235	235,822
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2036	80	80,265
				331,156
Virginia-1.31%
Arlington (County of), VA, Series 2016 B, Ref. GO Bonds	5.00%	08/15/2026	50	50,662
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB, (INS - AGI)(c)	5.00%	07/01/2041	105	105,409
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	04/01/2026	100	100,232
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds(a)(b)	4.00%	04/13/2026	405	405,578
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds(a)(b)	4.00%	04/13/2026	75	75,106
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds(a)(b)	4.00%	04/13/2026	125	125,181
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2026	5	5,056
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2026	110	111,862
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2030	125	125,664
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2031	90	90,475
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016, Ref. RB	5.00%	05/15/2026	20	20,111
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016, Ref. RB	5.00%	05/15/2026	15	15,083
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	155	156,866
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	40	40,481
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	415	419,996
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	40	40,481
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	15	15,181
Henrico (County of), VA, Series 2016, Ref. RB(a)(b)	5.00%	05/01/2026	75	75,349
Norfolk (City of), VA, Series 2016 B, Ref. GO Bonds	4.00%	10/01/2028	75	75,826
Richmond (City of), VA, Series 2016, Ref. RB	4.00%	01/15/2037	250	250,175
Stafford (County of), VA Economic Development Authority (Mary Washington Healthcare Obligated Group), Series 2016, Ref. RB	5.00%	06/15/2035	25	25,154
Stafford County Economic Development Authority, Series 2016, Ref. RB	5.00%	06/15/2036	25	25,146
Virginia (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	06/01/2026	75	75,536
Virginia (Commonwealth of) College Building Authority, Series 2015 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2027	25	25,010
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2026	$135	$ 135,389
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2028	100	101,296
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2029	65	65,830
Virginia (Commonwealth of) Public Building Authority, Series 2016 B, Ref. RB	5.00%	08/01/2026	220	222,630
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2026	80	80,956
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2026	75	75,897
Virginia (Commonwealth of) Public Building Authority, Series 2024 B, Ref. RB	5.00%	08/01/2026	55	55,657
Virginia (Commonwealth of) Transportation Board, Series 2016, RB	5.00%	09/15/2030	230	233,372
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2026	85	85,496
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2026	225	225,233
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2026	65	66,006
Virginia Resources Authority Clean Water Revolving Fund, Series 2025, Ref. RB	5.00%	10/01/2026	70	71,177
				3,874,559
Washington-3.71%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2035	150	152,457
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2026	180	183,471
Energy Northwest, Series 2025 A, Ref. RB	5.00%	07/01/2026	120	121,162
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2026	105	106,017
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2028	200	201,931
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2026	345	348,342
Energy Northwest (No. 1), Series 2021 A, Ref. RB	5.00%	07/01/2026	65	65,630
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2026	295	297,857
Energy Northwest (No. 1), Series 2024 B, Ref. RB	5.00%	07/01/2026	30	30,291
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2026	20	20,194
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	175	178,787
King & Snohomish Counties School District No. 417 Northshore, Series 2025, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	25	25,541
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2038	265	265,067
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2040	60	60,015
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2026	5	5,048
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2028	120	121,171
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2030	130	130,661
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2031	20	20,106
King (County of), WA Public Hospital District No. 1 (Valley Medical Center), Series 2017, Ref. GO Bonds	5.00%	12/01/2036	15	15,165
King County School District No. 401 Highline, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	50	50,067
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	240	245,285
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2029	180	182,289
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	20	20,434
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	120	122,561
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.13%	12/01/2032	80	80,051
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	105	105,751
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	55	56,186
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	65	66,431
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	$350	$ 357,681
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	555	567,055
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2030	155	155,019
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2031	65	65,234
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2032	20	20,070
King County School District No. 411 Issaquah, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	690	704,364
King County School District No. 411 Issaquah, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	310	316,732
King County School District No. 414 Lake Washington, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	20	20,048
North Thurston Public Schools, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	145	148,138
Pierce County School District No. 10 Tacoma, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	30	30,629
Seattle (City of), WA, Series 2020 A, RB	5.00%	07/01/2026	130	131,246
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2028	10	10,015
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2029	25	25,035
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2030	35	35,049
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2026	30	30,350
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	200	201,826
Washington (State of), Series 2016 A, GO Bonds	5.00%	08/01/2031	215	217,612
Washington (State of), Series 2016 A, Ref. GO Bonds	5.00%	08/01/2031	90	91,093
Washington (State of), Series 2016 B, Ref. GO Bonds	4.00%	08/01/2026	60	60,474
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2028	85	86,047
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2029	25	25,308
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	215	217,630
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2031	135	136,640
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2032	115	116,363
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2033	25	25,289
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	110	111,320
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2028	20	20,246
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2032	5	5,059
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	75	75,867
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2034	145	146,628
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2035	30	30,323
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2036	60	60,614
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	40	40,480
Washington (State of), Series 2017-A, GO Bonds	5.00%	08/01/2030	60	60,734
Washington (State of), Series 2020 R, Ref. GO Bonds	5.00%	07/01/2026	45	45,430
Washington (State of), Series 2023, Ref. GO Bonds	5.00%	08/01/2026	35	35,420
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2026	45	45,430
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2026	75	75,716
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2026	105	106,260
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2026	155	156,859
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2028	420	425,172
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2029	35	35,431
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2030	80	80,978
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2032	355	359,209
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2033	130	131,503
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2034	200	202,246
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2026	10	10,120
Washington (State of), Series R-2020C, Ref. GO Bonds	5.00%	07/01/2026	180	181,719
Washington (State of), Series R-2022D, Ref. GO Bonds	4.00%	07/01/2026	375	377,355
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2026	$15	$ 15,180
Washington (State of) (Bid Group 1), Series R-2022C, Ref. GO Bonds	4.00%	07/01/2026	760	764,773
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	4.00%	07/01/2036	175	175,022
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	4.00%	10/01/2034	55	55,051
Washington (State of) Higher Education Facilities Authority (Whitworth University), Series 2016 A, Ref. RB	5.00%	10/01/2040	70	70,034
				10,973,094
West Virginia-0.03%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2026	85	86,178
Wisconsin-1.36%
Wisconsin (State of), Series 2016-2, Ref. GO Bonds(a)(b)	5.00%	05/01/2026	40	40,183
Wisconsin (State of), Series 2016-2, Ref. GO Bonds(a)(b)	5.00%	05/01/2026	15	15,069
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	85	86,639
Wisconsin (State of), Series 2017-2, Ref. GO Bonds	5.00%	11/01/2026	530	540,220
Wisconsin (State of), Series 2018 A, GO Bonds(a)(b)	4.00%	05/01/2026	25	25,074
Wisconsin (State of), Series 2018 A, GO Bonds(a)(b)	4.00%	05/01/2026	300	300,887
Wisconsin (State of), Series 2018 A, RB	5.00%	06/01/2026	225	226,558
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2026	95	95,452
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2026	125	125,589
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2026	45	45,212
Wisconsin (State of), Series 2024-2, Ref. GO Bonds	5.00%	05/01/2026	5	5,024
Wisconsin (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2026	30	30,141
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2026	110	111,021
Wisconsin (State of) Department of Transportation, Series 2017 2, Ref. RB	5.00%	07/01/2026	40	40,371
Wisconsin (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	07/01/2026	80	80,743
Wisconsin (State of) Health & Educational Facilities Authority, Series 2016, Ref. RB	5.00%	10/01/2041	215	216,578
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB(a)(b)	3.13%	05/15/2026	25	25,049
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2033	135	135,284
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2035	50	50,078
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	5.00%	11/15/2039	370	371,153
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2026	125	125,594
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2028	50	50,261
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2029	40	40,208
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2030	65	65,333
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2031	270	271,358
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	4.00%	11/15/2032	70	70,156
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2035	145	145,626
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2019, Ref. RB	5.00%	11/15/2026	20	20,359
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2016, Ref. RB	5.00%	11/15/2036	165	165,670
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2013, RB	4.00%	08/15/2038	200	200,060
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	5.00%	12/01/2041	$90	$ 90,841
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	200	200,178
				4,011,969
TOTAL INVESTMENTS IN SECURITIES(e)-96.62% (Cost $284,842,829)				285,511,587
OTHER ASSETS LESS LIABILITIES-3.38%				9,973,934
NET ASSETS-100.00%				$295,485,521

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at February 28, 2026 represented less than 1% of the Fund’s Net Assets.
(e)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
February 28, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.25%
Alabama-0.45%
Alabama (State of), Series 2016 C, Ref. GO Bonds	5.00%	08/01/2027	$65	$ 65,760
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2027	10	10,428
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2027	450	470,925
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2027	50	52,119
Birmingham (City of), AL Water Works Board (The), Series 2016 A, Ref. RB	4.00%	01/01/2041	10	10,033
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB(b)(c)	4.00%	01/01/2027	25	25,389
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	75	76,780
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	115	117,730
Jefferson (County of), AL, Series 2017, Ref. RB	5.00%	09/15/2028	10	10,281
Jefferson (County of), AL, Series 2017, Ref. RB	4.00%	09/15/2036	10	10,109
Jefferson (County of), AL, Series 2017, Ref. RB	4.00%	09/15/2037	95	95,926
Jefferson (County of), AL, Series 2017, Ref. Revenue Wts.	5.00%	09/15/2030	150	154,166
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2027	45	46,804
Tuscaloosa (City of), AL Board of Education, Series 2017, Revenue Wts.(b)(c)	4.00%	02/01/2027	280	284,800
Tuscaloosa County Board of Education, Series 2017, RB(b)(c)	5.00%	02/01/2027	15	15,392
UAB Medicine Finance Authority, Series 2017 B-2, Ref. RB	5.00%	09/01/2041	5	5,073
				1,451,715
Alaska-0.23%
Alaska (State of) Municipal Bond Bank Authority, Series 2017 A, RB	4.00%	10/01/2037	420	425,188
Alaska (State of) Municipal Bond Bank Authority, Series 2017 A, RB	5.50%	10/01/2042	20	20,733
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2027	215	223,029
North Slope (Borough of), AK, Series 2025, GO Bonds	5.00%	06/30/2027	50	51,867
				720,817
Arizona-1.69%
Arizona (State of), Series 2019 A, Ref. COP(b)	5.00%	10/01/2027	120	125,401
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2027	10	10,095
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2027	280	290,816
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2022 A, RB	4.00%	11/01/2027	125	125,019
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2027	115	119,242
Arizona Water Infrastructure Finance Authority, Series 2024, Ref. RB	5.00%	10/01/2027	110	114,969
Chandler (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2027	140	145,408
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	4.00%	01/01/2032	465	470,196
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	5.00%	01/01/2032	65	66,485
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	5.00%	01/01/2033	50	51,119
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	4.00%	01/01/2036	205	206,400
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2027	80	81,799
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2031	135	138,115
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2034	125	127,732
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2035	355	362,529
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2038	125	127,374
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2027	5	5,182
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2021 D, GO Bonds	5.00%	07/01/2027	$45	$ 46,642
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2024 A, GO Bonds	5.00%	07/01/2027	130	135,022
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025 B, GO Bonds	5.00%	07/01/2027	35	36,352
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2027	65	66,550
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2027	15	15,137
Phoenix (City of), AZ, Series 2022, Ref. GO Bonds	5.00%	07/01/2027	30	31,159
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2032	210	217,411
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2027	40	40,353
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2027	185	191,824
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2029	55	57,038
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2030	65	67,387
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2031	25	25,902
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	75	77,569
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2036	360	370,911
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	4.00%	07/01/2040	170	171,025
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2027	380	389,052
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2029	105	107,569
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2030	20	20,489
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2031	15	15,363
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2033	45	46,041
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2034	110	112,480
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2036	190	193,934
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2038	50	50,932
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2027	70	71,667
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2027	125	127,978
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2027	10	10,238
University of Arizona Board of Regents, Series 2017 B, Ref. RB	5.00%	07/01/2042	145	148,421
				5,412,327
California-17.57%
Adelanto Public Utility Authority (Utility System), Series 2017 A, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2039	180	185,224
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2022, Ref. RB	5.00%	10/01/2034	655	681,793
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements), Series 2019 A, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2036	325	336,166
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements), Series 2019, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2035	55	56,977
Antelope Valley Community College District, Series 2017 A, Ref. GO Bonds(b)(c)	4.50%	02/15/2027	110	112,619
Bay Area Toll Authority, Series 2017, Ref. RB	3.25%	04/01/2036	260	259,279
Bay Area Toll Authority, Series 2025, Ref. RB	5.00%	04/01/2027	15	15,534
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB(b)(c)	5.00%	04/01/2027	105	108,565
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2027	115	119,093
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2029	150	153,198
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2030	115	117,358
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2031	215	219,112
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	3.00%	04/01/2032	80	80,127
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2035	25	25,342
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2038	25	25,233
California (State of), Series 2003, GO Bonds, (INS - AMBAC)(a)	5.00%	02/01/2027	145	149,031
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2027	95	96,408
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2027	5	5,074
California (State of), Series 2017, GO Bonds	5.00%	11/01/2027	160	168,166
California (State of), Series 2017, GO Bonds	5.00%	08/01/2029	110	114,673
California (State of), Series 2017, GO Bonds	5.00%	08/01/2031	280	291,353
California (State of), Series 2017, GO Bonds	5.00%	11/01/2031	190	199,003
California (State of), Series 2017, GO Bonds	5.00%	08/01/2032	80	83,173
California (State of), Series 2017, GO Bonds	4.00%	11/01/2032	150	154,094
California (State of), Series 2017, GO Bonds	5.00%	11/01/2032	35	36,617
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2017, GO Bonds	5.00%	11/01/2035	$70	$ 72,922
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	160	162,837
California (State of), Series 2017, Ref. GO Bonds	3.50%	08/01/2027	345	351,885
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2027	250	252,056
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	105	106,294
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	265	276,517
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	555	583,327
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	110	114,673
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	120	125,097
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2029	350	367,435
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	605	629,944
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	65	67,680
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2030	240	251,566
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2031	85	89,028
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2032	160	164,367
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	165	171,363
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2033	85	87,188
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2034	35	36,310
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2034	265	271,280
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	475	492,100
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2035	35	35,738
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2035	85	88,548
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	95	98,285
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2036	20	20,801
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2037	80	81,095
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2037	5	5,078
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2037	60	62,288
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2027	605	631,294
California (State of), Series 2019, GO Bonds	5.00%	11/01/2027	225	236,484
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2027	470	485,445
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2027	250	262,131
California (State of), Series 2020 B, Ref. GO Bonds	5.00%	11/01/2027	280	294,291
California (State of), Series 2020, GO Bonds	3.00%	03/01/2027	370	373,409
California (State of), Series 2020, GO Bonds	4.00%	03/01/2027	15	15,308
California (State of), Series 2020, GO Bonds	5.00%	11/01/2027	75	78,828
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2027	70	73,573
California (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	5	5,243
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2027	250	261,502
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2027	515	532,007
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2027	320	335,528
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2027	760	800,705
California (State of), Series 2022 A, Ref. GO Bonds	5.00%	11/01/2027	35	36,786
California (State of), Series 2022, GO Bonds	5.00%	04/01/2027	335	346,009
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2027	190	195,949
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	190	194,929
California (State of), Series 2023 A, Ref. GO Bonds	5.00%	09/01/2027	35	36,610
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2027	155	162,132
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2027	145	152,036
California (State of), Series 2024, GO Bonds	5.00%	08/01/2027	40	41,738
California (State of), Series 2024, GO Bonds	4.00%	09/01/2027	135	139,227
California (State of), Series 2024, GO Bonds	5.00%	09/01/2027	40	41,840
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2027	215	224,344
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2027	110	114,781
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2027	30	31,380
California (State of), Series 2025, GO Bonds	5.00%	11/01/2027	45	47,297
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2027	150	154,554
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2027	70	73,042
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2027	265	268,265
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2027	$135	$ 142,662
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2031	200	210,316
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2027	115	121,527
California (State of) Department of Water Resources, Series 2025, RB	5.00%	12/01/2027	65	68,689
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2027	25	25,593
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB(b)(c)	5.00%	12/01/2027	95	100,223
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2030	210	221,243
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2032	105	110,280
California (State of) Department of Water Resources (Central Valley), Series 2020 B, Ref. RB	5.00%	12/01/2027	5	5,284
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2027	160	169,081
California (State of) Educational Facilities Authority (Loma Linda University), Series 2017 A, Ref. RB	5.00%	04/01/2042	250	252,900
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	185	188,740
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	60	60,542
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2047	620	616,286
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	385	387,120
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	5	5,098
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-1, RB	5.00%	11/01/2027	790	831,122
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2038	10	10,079
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2027	15	15,788
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2029	265	279,063
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2030	60	63,152
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2031	225	236,534
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2032	145	152,249
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2033	85	89,127
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2034	65	68,058
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2035	110	115,002
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2036	160	166,948
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2037	120	124,992
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2032	80	83,746
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2033	120	125,406
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2034	235	245,206
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2035	50	52,061
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2036	50	51,946
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2037	5	5,185
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2038	265	274,424
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	200	202,305
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2032	80	83,746
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2033	140	146,283
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2034	345	359,983
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2035	210	218,657
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2036	225	233,758
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2048	470	475,418
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018, RB	5.00%	11/15/2038	15	15,533
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2027	$215	$ 222,235
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2028	10	10,348
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2029	125	129,333
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2030	45	46,538
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2031	225	232,531
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2027	375	395,184
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2036	25	25,356
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	15	15,137
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	275	276,063
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	5	5,056
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	45	46,232
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2027	85	89,043
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2027	60	61,657
California (State of) Public Works Board, Series 2022 B, Ref. RB	5.00%	06/01/2027	500	518,808
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2027	45	46,917
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2027	40	40,704
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2029	340	356,218
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2027	25	26,251
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2027	5	5,213
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2027	10	10,525
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2027	30	31,353
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2027	10	10,366
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2028	165	171,022
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2029	70	72,533
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2030	45	46,577
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2031	460	475,970
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2032	160	165,534
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2033	80	82,726
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2034	60	62,020
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2035	75	77,518
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2036	65	67,097
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2037	120	123,710
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	60	61,751
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	275	281,360
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2027	115	121,239
Ceres Unified School District, Series 2017, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2051	270	273,026
Cerritos Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2043	55	55,209
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2042	100	100,434
Chabot-Las Positas Community College District (Election of 2016), Series 2023 C, GO Bonds	5.00%	08/01/2027	130	135,985
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(b)(c)	4.50%	08/01/2027	55	57,056
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(b)(c)	5.00%	08/01/2027	55	57,438
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(b)(c)	5.00%	08/01/2027	35	36,551
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(b)(c)	5.00%	08/01/2027	60	62,659
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(b)(c)	5.00%	08/01/2027	30	31,330
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2027	10	10,334
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2029	100	103,094
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2030	45	46,401
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Desert Community College District, Series 2017, Ref. GO Bonds	5.00%	08/01/2033	$110	$ 114,697
Desert Community College District, Series 2017, Ref. GO Bonds	4.00%	08/01/2039	10	10,089
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2029	10	10,405
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2030	25	26,004
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2031	180	187,030
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2032	75	77,838
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2033	75	77,773
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2034	150	155,422
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2035	90	93,143
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2036	5	5,167
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2027	25	26,032
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	5	5,093
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	240	244,304
El Monte Union High School District, Series 2021 B, GO Bonds	4.00%	06/01/2046	110	109,515
Etiwanda School District (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2046	180	182,124
Fairfield (City of), CA, Series 2017, Ref. RB	5.00%	04/01/2042	85	86,637
Fontana Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	10/01/2032	70	72,876
Gilroy Unified School District (Elections of 2008 & 2016), Series 2019, GO Bonds	4.00%	08/01/2048	15	14,575
Glendale Community College District (Election of 2016), Series 2017 A, GO Bonds(b)(c)	5.25%	08/01/2027	125	130,974
Hacienda La Puente Unified School District (Election of 2016), Series 2017 A, GO Bonds	5.25%	08/01/2042	115	118,440
Hartnell Community College District (Election of 2002), Series 2009 D, GO Bonds	7.00%	08/01/2034	60	64,071
Hartnell Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2042	60	60,261
Hartnell Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	100	97,524
Hayward Area Recreation & Park District, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2042	5	5,157
Hayward Unified School District, Series 2022, COP	5.25%	08/01/2052	150	152,104
Imperial Irrigation District, Series 2017, Ref. RB	4.00%	11/01/2041	235	236,747
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	80	80,376
Lodi Unified School District (Election of 2016), Series 2017, GO Bonds	4.00%	08/01/2041	20	20,127
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	110	111,774
Long Beach Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2027	55	57,588
Los Angeles (City of), CA, Series 2017 A, RB	5.00%	06/01/2029	60	62,404
Los Angeles (City of), CA, Series 2018 B, Ref. RB	5.00%	06/01/2027	125	130,065
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2027	25	26,013
Los Angeles (City of), CA, Series 2025, Ref. RB	5.00%	06/01/2027	420	437,019
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2030	100	103,954
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2031	125	129,899
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2032	75	77,904
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	410	417,322
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2027	110	114,126
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2027	25	25,938
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2033	500	510,455
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2034	65	66,317
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2035	160	163,111
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	360	364,513
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2036	20	20,357
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2037	45	45,737
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2041	100	101,349
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.25%	07/01/2044	150	151,877
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2027	30	30,677
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2028	85	86,927
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2031	225	229,962
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2032	205	209,420
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2033	380	387,946
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2034	25	25,507
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2035	30	30,583
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2036	25	25,447
Los Angeles (City of), CA Department of Water & Power, Series 2017 C, RB	5.00%	07/01/2042	45	45,897
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2027	185	191,948
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2027	$150	$ 155,634
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2027	95	97,266
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, Ref. RB	5.00%	07/01/2027	70	72,629
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2027	130	134,795
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2027	45	46,690
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2027	40	41,502
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2027	60	62,253
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2029	225	234,618
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2030	85	88,655
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2031	10	10,423
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2036	20	20,750
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2038	260	269,285
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	385	395,233
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2027	185	192,684
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2027	45	46,993
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2029	215	224,190
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2030	95	99,085
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2031	55	57,325
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2032	30	31,247
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2033	40	41,635
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2034	60	62,430
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2036	30	31,125
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2037	15	15,547
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2038	145	150,178
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2039	75	77,502
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2040	130	134,103
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2042	90	92,392
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2027	50	52,214
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2027	325	338,499
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2033	170	176,371
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2034	30	31,084
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2027	460	481,179
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2027	285	298,122
Los Angeles Community College District (Election of 2016), Series 2024 E, GO Bonds	5.00%	08/01/2027	45	47,072
Los Angeles Community College District (Election of 2022), Series 2023 A-1, GO Bonds	5.00%	08/01/2027	390	407,956
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	255	257,754
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2027	295	307,986
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2027	210	219,244
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2027	305	318,426
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2027	90	93,962
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2027	50	52,201
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2027	350	365,407
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2027	105	109,622
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2027	130	135,722
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2027	150	156,603
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2027	110	114,842
Los Rios Community College District, Series 2024 B, Ref. GO Bonds	5.00%	08/01/2027	60	62,788
Los Rios Community College District, Series 2025, Ref. GO Bonds	5.00%	08/01/2027	10	10,465
Marin Community College District (Election of 2016), Series 2019 B, GO Bonds(b)(c)	4.00%	02/15/2027	30	30,622
Metropolitan Water District of Southern California, Series 2011 C, Ref. RB	5.00%	10/01/2027	90	94,772
Metropolitan Water District of Southern California, Series 2017 A, Ref. RB	2.50%	07/01/2027	115	115,388
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2027	160	167,086
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2027	100	104,429
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	3.00%	07/01/2027	5	5,067
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2027	220	224,268
Oakland Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2027	110	111,264
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2029	85	87,538
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2030	55	56,555
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	$20	$ 20,076
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	5.25%	08/01/2045	225	230,294
Pittsburg Successor Agency Redevelopment Agency, Series 2016 A, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2027	30	30,407
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2027	50	50,296
Richmond (City of), CA, Series 2017 A, Ref. RB	5.25%	08/01/2047	150	153,240
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor), Series 2017 A, Ref. RB, (INS - BAM)(a)	4.00%	10/01/2040	220	221,883
Riverside (County of), CA Redevelopment Successor Agency, Series 2017 A, Ref. RB, (INS - BAM)(a)	4.00%	10/01/2039	50	50,312
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2027	40	41,505
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2029	70	73,894
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2030	105	110,843
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2031	90	94,920
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2032	185	194,984
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2033	95	100,003
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2034	100	105,150
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2035	70	73,506
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2037	65	68,050
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2038	205	214,274
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2039	15	15,653
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2027	25	26,133
Roseville (City of), CA, Series 2017 A, Ref. RB	4.00%	02/01/2037	75	75,604
Roseville Natural Gas Financing Authority, Series 2007, RB	5.00%	02/15/2027	5	5,115
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2027	85	89,058
Sacramento (City of), CA Municipal Utility District, Series 2016 I, Ref. RB	5.00%	08/15/2027	45	47,148
Sacramento (City of), CA Municipal Utility District, Series 2017 E, Ref. RB	5.00%	08/15/2027	15	15,716
Sacramento (City of), CA Municipal Utility District, Series 2018 D, Ref. RB	5.00%	08/15/2027	45	47,148
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2027	115	121,466
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2027	45	47,530
San Bernardino (City of), CA, Series 2019 A, Ref. COP	5.00%	10/01/2027	35	36,682
San Bernardino City Unified School District (Election of 2012), Series 2017 D, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2042	40	40,226
San Bernardino Community College District, Series 2017 B, Ref. GO Bonds	4.00%	08/01/2034	120	122,463
San Bernardino Community College District, Series 2019 A, GO Bonds(b)(c)	4.00%	08/16/2027	35	36,115
San Bernardino Community College District (Election of 2018), Series 2019 A, GO Bonds(b)(c)	4.00%	08/16/2027	235	242,484
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2027	45	45,275
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2027	40	40,501
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2042	200	204,986
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2027	20	20,725
San Diego Community College District, Series 2024, GO Bonds	5.00%	08/01/2027	40	41,882
San Diego Community College District (Election of 2002), Series 2009, GO Bonds(b)(c)	6.00%	08/01/2027	25	26,459
San Diego Unified School District (Election of 1998), Series 2005 E-2, Ref. GO Bonds, (INS - AGI)(a)	5.50%	07/01/2027	85	89,356
San Diego Unified School District (Election of 1998), Series 2025, Ref. GO Bonds	5.00%	07/01/2027	95	99,066
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2027	60	62,568
San Francisco (City & County of), CA, Series 2022-R1, Ref. GO Bonds	5.00%	06/15/2027	20	20,833
San Francisco (City & County of), CA, Series 2024, Ref. GO Bonds	5.00%	06/15/2027	30	31,249
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2027	40	41,391
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	510	517,367
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2027	65	67,260
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2027	110	112,164
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2027	65	68,526
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2027	65	68,526
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2029	265	278,961
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2032	$10	$ 10,501
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2027	35	36,805
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2034	65	68,081
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2027	10	10,203
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2029	140	142,670
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2030	210	211,178
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2031	85	85,365
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2032	55	55,163
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2033	145	145,196
San Francisco Bay Area Rapid Transit District, Series 2017, Ref. GO Bonds	5.00%	08/01/2036	20	20,794
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	4.00%	07/01/2035	65	65,955
San Francisco Bay Area Rapid Transit District, Series 2025, GO Bonds	5.00%	08/01/2027	15	15,695
San Francisco Bay Area Rapid Transit District (Election of 2004) (Green Bonds), Series 2017, Ref. GO Bonds	4.00%	08/01/2037	510	517,475
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2017 D, GO Bonds	4.00%	08/01/2042	5	5,021
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	90	91,625
San Francisco Unified School District (Election of 2024, Series 2025 A, GO Bonds	5.00%	06/15/2027	15	15,576
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	40	40,752
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	300	303,444
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2034	140	145,182
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2035	265	274,406
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2027	75	78,185
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	150	150,634
San Jose Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2027	65	67,918
San Juan Unified School District, Series 2024, Ref. GO Bonds	5.00%	08/01/2027	45	47,040
Santa Ana College Improvement District #1 Rancho Santiago Community College District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2041	10	10,064
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	335	349,075
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2032	10	10,407
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2033	50	51,985
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2027	20	20,884
Santa Clara Unified School District, Series 2025, GO Bonds	4.00%	07/01/2027	65	66,957
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2027	500	517,031
Santa Monica (City of), CA Public Financing Authority (Green Bonds), Series 2017, RB	4.00%	07/01/2047	20	19,700
Solano County Community College District (Election of 2012), Series 2017 C, GO Bonds(b)(c)	5.25%	08/15/2027	90	94,340
Southern California Public Power Authority (Green Bonds), Series 2023, Ref. RB	5.00%	07/01/2027	65	67,494
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2041	70	71,118
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2046	130	131,287
University of California, Series 2017 AV, RB	5.00%	05/15/2034	5	5,168
University of California, Series 2017 AV, RB	5.00%	05/15/2036	125	128,844
University of California, Series 2017 AV, RB	5.00%	05/15/2042	425	435,710
University of California, Series 2017 AV, RB	5.25%	05/15/2042	575	591,177
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2027	120	124,355
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2029	80	82,879
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2030	175	181,255
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2031	85	88,019
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2032	60	62,113
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2033	220	224,173
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2034	220	223,845
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2035	70	71,118
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2036	30	30,923
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2037	15	15,439
University of California, Series 2017 M, RB	5.00%	05/15/2037	5	5,145
University of California, Series 2017, RB	5.00%	05/15/2035	40	41,297
University of California, Series 2017, RB	5.25%	05/15/2047	15	15,298
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2027	65	66,590
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2018, Ref. RB	5.00%	05/15/2027	$45	$ 46,633
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2027	5	5,181
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2027	10	10,363
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2027	110	113,992
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2027	125	129,536
University of California, Series 2024 BX, RB	5.00%	05/15/2027	25	25,907
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2027	180	186,532
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2030	50	51,775
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2031	170	175,997
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2032	60	62,098
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2033	70	72,398
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2034	10	10,333
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2035	5	5,161
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2036	15	15,458
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	470	481,732
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2047	350	355,840
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2052	100	101,405
Vernon (City of), CA, Series 2021 A, RB	5.00%	10/01/2027	160	166,145
West Valley-Mission Community College District, Series 2017 B, Ref. GO Bonds	5.00%	08/01/2032	110	114,503
West Valley-Mission Community College District, Series 2017 B, Ref. GO Bonds	4.00%	08/01/2034	45	46,009
				56,288,621
Colorado-1.51%
Adams & Weld Counties School District No. 27J Brighton, Series 2017, GO Bonds	5.00%	12/01/2042	235	241,643
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2027	60	61,306
Arapahoe County School District No. 5 Cherry Creek, Series 2025, Ref. GO Bonds	5.00%	12/15/2027	40	42,067
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2027	150	158,597
Board of Governors of Colorado State University System, Series 2017 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	03/01/2040	60	60,389
Colorado (State of), Series 2017 J, COP	5.00%	03/15/2032	140	143,801
Colorado (State of), Series 2017 J, COP	5.00%	03/15/2037	235	240,334
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2027	40	42,009
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2027	185	194,291
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2027	310	325,568
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2040	250	254,503
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2043	180	182,674
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	165	166,570
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2027	40	41,442
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2027	60	61,339
Colorado (State of) Regional Transportation District, Series 2017 B, Ref. RB	5.00%	11/01/2033	95	99,258
Colorado (State of) Regional Transportation District, Series 2017 B, Ref. RB	4.00%	11/01/2036	190	193,369
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2027	225	236,029
Colorado (State of) Regional Transportation District (Fastracks), Series 2017 B, Ref. RB	5.00%	11/01/2034	270	281,741
Colorado (State of) Regional Transportation District (Fastracks), Series 2023 A, Ref. RB	5.00%	11/01/2027	85	89,167
Colorado School of Mines, Series 2017 B, RB	5.00%	12/01/2047	25	25,316
Colorado Springs (City of), CO, Series 2017 A-2, RB	5.00%	11/15/2042	100	102,941
Denver (City & County of), CO, Series 2017 B, Ref. RB	5.00%	11/15/2033	70	73,024
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2027	40	41,676
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2027	125	130,946
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2027	75	78,503
Denver (City & County of), CO Board of Water Commissioners (The), Series 2017 A, RB	4.00%	09/15/2042	200	201,545
Denver (City & County of), CO Board of Water Commissioners (The) (Green Bonds), Series 2017 A, RB	5.00%	09/15/2047	180	183,004
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2027	70	71,475
Denver City & County School District No. 1, Series 2021 B, Ref. GO Bonds	4.00%	12/01/2027	85	87,875
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver City & County School District No. 1, Series 2025 D, Ref. GO Bonds	5.00%	12/01/2027	$10	$ 10,509
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2027	155	163,008
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2027	65	67,784
Metro Water Recovery, Series 2025 A, Ref. RB	5.00%	04/01/2027	30	30,934
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2042	110	111,742
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2047	95	95,929
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2027	175	184,136
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2027	60	62,129
				4,838,573
Connecticut-1.84%
Bridgeport (City of), CT, Series 2017 B, Ref. GO Bonds	5.00%	08/15/2027	340	353,388
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2027	70	70,407
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2027	180	183,092
Connecticut (State of), Series 2016, Ref. RB	5.00%	09/01/2027	5	5,068
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2027	65	67,124
Connecticut (State of), Series 2017 A, GO Bonds	3.50%	04/15/2031	225	227,444
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2032	15	15,441
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2035	25	25,680
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2027	175	183,016
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2027	115	119,310
Connecticut (State of), Series 2018 D, Ref. GO Bonds	5.00%	04/15/2027	60	61,960
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2027	285	297,739
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2027	130	135,811
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2027	100	103,267
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2027	60	61,671
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2027	120	124,060
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2027	105	106,766
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2027	140	144,737
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2027	70	73,372
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2027	95	96,597
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2027	525	548,467
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2027	150	157,393
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2027	205	215,104
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2027	130	135,353
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2027	140	143,554
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2027	135	140,215
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2027	80	83,090
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2027	155	162,639
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2027	20	21,015
Connecticut (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/15/2027	15	15,635
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2032	50	51,641
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2033	55	56,756
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2034	55	56,715
Connecticut (State of) (Green Bonds), Series 2017 A, Ref. RB	5.00%	05/01/2031	50	51,662
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2027	20	20,798
Connecticut (State of) (Green Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2027	20	20,583
Connecticut (State of) (Social Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2027	225	230,425
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2027	100	101,367
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2027	65	66,570
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB(b)	5.00%	07/01/2027	5	5,183
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2027	5	5,193
Connecticut (State of) (Transportation Infrastructure), Series 2022, Ref. RB	5.00%	07/01/2027	70	72,704
Connecticut (State of) (Transportation Infrastructure), Series 2023 A, RB	5.00%	07/01/2027	10	10,386
Connecticut (State of) Health & Educational Facilities Authority, Series 2017, Ref. RB	5.00%	07/01/2042	225	228,963
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 1997 S, RB	5.00%	07/01/2027	175	181,831
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2029	295	302,152
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2030	$80	$ 81,955
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2033	100	102,374
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2034	30	30,704
University of Connecticut, Series 2017, RB	5.00%	01/15/2031	15	15,362
University of Connecticut, Series 2017, RB	5.00%	01/15/2035	10	10,227
University of Connecticut, Series 2017, RB	5.00%	01/15/2037	100	102,037
				5,884,003
Delaware-0.15%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2027	130	133,173
Delaware (State of), Series 2019, GO Bonds	5.00%	02/01/2027	125	128,360
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2027	75	76,830
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2027	30	31,026
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center), Series 2017 A, Ref. RB	4.00%	07/01/2040	10	10,033
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	5.00%	07/01/2027	15	15,140
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2027	85	88,329
				482,891
District of Columbia-2.54%
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2027	40	40,272
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2027	75	76,607
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2029	90	93,149
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2030	150	155,152
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2031	50	51,682
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	595	614,526
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2033	150	154,718
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2034	150	154,539
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2035	125	128,693
District of Columbia, Series 2017 A, Ref. GO Bonds	4.00%	06/01/2037	20	20,201
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2037	580	595,477
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2027	90	93,272
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2029	180	186,299
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2030	90	93,091
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2031	135	139,542
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2032	70	72,297
District of Columbia, Series 2017 D, GO Bonds	4.00%	06/01/2033	120	122,053
District of Columbia, Series 2017 D, GO Bonds	4.00%	06/01/2034	20	20,316
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2038	75	76,875
District of Columbia, Series 2017, Ref. RB	5.00%	04/01/2031	60	61,653
District of Columbia, Series 2017, Ref. RB	5.00%	04/01/2034	90	92,241
District of Columbia, Series 2017, Ref. RB	5.00%	04/01/2035	100	102,380
District of Columbia, Series 2017, Ref. RB	5.00%	04/01/2036	10	10,221
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2027	440	460,714
District of Columbia, Series 2019 A, RB	5.00%	03/01/2027	80	82,341
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2027	145	151,665
District of Columbia, Series 2020 A, RB	5.00%	03/01/2027	95	97,779
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2027	50	52,298
District of Columbia, Series 2020, Ref. RB	5.00%	12/01/2027	110	115,270
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2027	65	66,741
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2027	165	173,370
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2027	55	57,000
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2027	45	46,853
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2027	130	136,595
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2027	90	93,272
District of Columbia (Georgetown University), Series 2017, Ref. RB(b)(c)	5.00%	04/01/2027	10	10,304
District of Columbia (Georgetown University), Series 2017, Ref. RB	5.00%	04/01/2030	40	41,110
District of Columbia (Georgetown University), Series 2017, Ref. RB	5.00%	04/01/2032	95	97,564
District of Columbia (Georgetown University), Series 2017, Ref. RB	5.00%	04/01/2033	130	133,367
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2027	65	67,988
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2027	$5	$ 5,212
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2029	20	20,796
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2030	95	98,545
Washington Metropolitan Area Transit Authority, Series 2017 A-1, Ref. RB	5.00%	07/01/2031	5	5,171
Washington Metropolitan Area Transit Authority, Series 2017 A-2, Ref. RB	5.00%	07/01/2033	50	51,570
Washington Metropolitan Area Transit Authority, Series 2017 A-2, Ref. RB	5.00%	07/01/2034	10	10,306
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2027	40	41,508
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2030	150	155,289
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2031	570	589,448
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2032	200	206,542
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2033	10	10,314
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2034	30	30,917
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2035	600	617,651
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2036	600	616,753
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2037	90	92,363
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2042	420	427,817
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2027	25	25,977
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2027	75	77,930
				8,123,596
Florida-3.45%
Brevard County School District, Series 2017 A, Ref. COP	5.00%	07/01/2031	230	237,817
Brevard County School District, Series 2017 A, Ref. COP	5.00%	07/01/2032	225	232,540
Brevard County School District, Series 2024 A, Ref. COP	5.00%	07/01/2027	325	337,119
Broward (County of), FL School District, Series 2019 A, Ref. COP	5.00%	07/01/2027	235	243,134
Broward (County of), FL School District, Series 2025 A, Ref. COP, (INS - AGI)(a)	5.00%	07/01/2027	15	15,549
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2027	10	10,083
Central Florida Expressway Authority, Series 2017, Ref. RB(b)(c)	5.00%	07/01/2027	205	212,782
Central Florida Expressway Authority, Series 2017, Ref. RB(b)(c)	5.00%	07/01/2027	530	550,118
Central Florida Expressway Authority, Series 2017, Ref. RB(b)(c)	5.00%	07/01/2027	110	114,175
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2027	40	41,481
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2027	105	108,901
East Central Regional Wastewater Treatment Facilities Operation Board, Series 2017, Ref. RB	5.00%	10/01/2044	245	249,774
Escambia (County of), FL, Series 2017, RB	5.00%	10/01/2043	100	102,447
Escambia (County of), FL, Series 2017, RB	5.00%	10/01/2046	40	40,570
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	40	40,366
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2027	45	45,420
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2027	125	129,812
Florida (State of), Series 2017 G, GO Bonds(b)(c)	4.00%	06/01/2027	5	5,121
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2027	100	103,611
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2027	280	290,110
Florida (State of), Series 2025 A, Ref. GO Bonds	5.00%	06/01/2027	15	15,542
Florida (State of) (Capital Outlay), Series 2017 C, Ref. GO Bonds	4.00%	06/01/2032	10	10,199
Florida (State of) (Capital Outlay), Series 2017 C, Ref. GO Bonds	4.00%	06/01/2033	200	203,670
Florida (State of) (Capital Outlay), Series 2017 C, Ref. GO Bonds	4.00%	06/01/2037	10	10,122
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2027	69	72,243
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2027	190	197,340
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2017, RB	5.00%	03/01/2047	110	107,129
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2027	30	30,440
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2027	80	83,334
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	3.00%	10/01/2029	165	165,534
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	4.00%	10/01/2030	105	107,487
Florida Development Finance Corp. (Mater Academy), Series 2020 A, RB	5.00%	06/15/2040	25	25,204
Florida Insurance Assistance Interlocal Agency Inc, Series 2023 A-1, RB	5.00%	09/01/2027	5	5,065
Fort Lauderdale (City of), FL, Series 2018, RB	4.00%	09/01/2041	155	156,057
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2029	10	10,439
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2030	25	26,079
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2031	110	114,632
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2032	$155	$ 161,245
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2033	155	161,086
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2034	210	217,992
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2035	95	98,495
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2036	50	51,771
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2037	120	123,985
Hillsborough (County of), FL School Board, Series 2020, Ref. COP	5.00%	07/01/2027	35	36,202
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2027	20	20,837
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2029	410	427,101
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2030	175	182,040
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2032	160	166,239
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2033	5	5,185
JEA Electric System, Series 2017 B, Ref. RB	4.00%	10/01/2035	10	10,123
JEA Electric System, Series 2024-3, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2027	85	88,718
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2027	40	41,800
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2029	110	114,938
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2032	35	36,449
Miami (City of) & Dade (County of), FL Health Facilities Authority (Nicklaus Children’s Hospital), Series 2017, Ref. RB	5.00%	08/01/2047	50	50,555
Miami (City of) & Dade (County of), FL School Board (The), Series 2016 B, Ref. COP	5.00%	08/01/2027	20	20,226
Miami (City of) & Dade (County of), FL School Board (The), Series 2025 A, Ref. COP	5.00%	05/01/2027	20	20,656
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	155	157,080
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2035	170	172,884
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2037	100	101,347
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2038	15	15,182
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2039	55	55,588
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2040	140	141,284
Miami-Dade (County of), FL, Series 2017 A, Ref. RB	4.00%	10/01/2036	100	101,502
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2027	85	88,894
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2029	25	26,090
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2034	125	127,357
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2035	160	162,714
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2036	165	167,478
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2038	35	35,426
Miami-Dade (County of), FL, Series 2017, Ref. RB	5.00%	06/01/2037	5	5,120
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2027	60	62,557
Miami-Dade (County of), FL, Series 2025, Ref. GO Bonds	5.00%	07/01/2027	20	20,773
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2027	65	67,801
Orange (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	310	313,458
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2027	105	108,965
Orlando (City of), FL Utilities Commission, Series 2020 A, Ref. RB	5.00%	10/01/2027	215	224,574
Palm Beach County School District, Series 2017 A, Ref. COP	5.00%	08/01/2027	395	410,757
Palm Beach County School District, Series 2025 A, Ref. COP	5.00%	08/01/2027	50	51,995
Pinellas (County of), FL School Board, Series 2017 A, COP	5.00%	07/01/2041	30	30,591
Polk County School District, Series 2020 A, Ref. COP	5.00%	01/01/2027	150	153,373
Reedy Creek Improvement District, Series 2017 A, GO Bonds	5.00%	06/01/2037	200	204,947
South Broward Hospital District, Series 2017, Ref. RB	4.00%	05/01/2032	100	101,404
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2027	25	25,944
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2029	130	134,959
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2032	140	145,054
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2033	95	96,387
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2035	10	10,325
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2037	$100	$ 102,889
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2042	220	224,976
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2047	45	45,588
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	550	557,074
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2027	120	125,229
				11,064,655
Georgia-1.73%
Atlanta (City of), GA, Series 2001 A, RB, (INS - NATL)(a)	5.50%	11/01/2027	35	36,363
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(a)	5.75%	11/01/2027	115	122,041
Atlanta (City of), GA, Series 2017 A, Ref. RB(b)(c)	5.00%	11/01/2027	10	10,480
Atlanta (City of), GA, Series 2017 A, Ref. RB(b)(c)	5.00%	11/01/2027	170	178,162
Atlanta (City of), GA, Series 2017 A, Ref. RB(b)(c)	5.00%	11/01/2027	120	125,761
Atlanta (City of), GA, Series 2017 A, Ref. RB(b)(c)	5.00%	11/01/2027	165	172,922
Atlanta (City of), GA, Series 2017 A, Ref. RB(b)(c)	5.00%	11/01/2027	135	141,481
Atlanta (City of), GA, Series 2017 A, Ref. RB(b)(c)	5.00%	11/01/2027	55	57,641
Atlanta (City of), GA, Series 2018 B, RB	5.00%	11/01/2047	25	25,355
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2027	135	141,504
Atlanta (City of), GA, Series 2018 C, Ref. RB(b)(c)	5.00%	11/01/2027	165	172,922
Atlanta (City of), GA, Series 2018 C, Ref. RB(b)(c)	5.00%	11/01/2027	50	52,401
Atlanta (City of), GA, Series 2018 C, Ref. RB(b)(c)	5.00%	11/01/2027	105	110,041
Atlanta (City of), GA, Series 2018 C, Ref. RB(b)(c)	5.00%	11/01/2027	130	136,241
Atlanta (City of), GA, Series 2018 C, Ref. RB(b)(c)	5.00%	11/01/2027	180	188,642
Atlanta (City of), GA, Series 2018 C, Ref. RB(b)(c)	5.00%	11/01/2027	60	62,881
Atlanta (City of), GA, Series 2018 C, Ref. RB(b)(c)	5.00%	11/01/2027	140	146,721
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2029	150	156,867
Atlanta (City of), GA, Series 2018, Ref. RB(b)(c)	5.00%	11/01/2027	65	68,121
Atlanta (City of), GA, Series 2018, Ref. RB(b)(c)	5.00%	11/01/2027	95	99,561
Atlanta (City of), GA, Series 2020 A, Ref. RB	5.00%	07/01/2027	165	171,219
Cherokee County Board of Education, Series 2025 B, Ref. GO Bonds	5.00%	02/01/2027	85	87,261
Clark County School District, Series 2022, GO Bonds	5.00%	09/01/2027	285	297,036
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2017, RAC	5.00%	04/01/2042	30	30,385
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 A, Ref. RB	5.00%	02/15/2042	55	55,674
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	3.00%	01/01/2027	115	115,809
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2027	110	112,400
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2027	160	163,892
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2027	135	138,158
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2028	195	199,812
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2027	105	107,813
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2029	90	92,445
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2031	25	25,671
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2032	20	20,530
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2033	65	66,674
Georgia (State of), Series 2017 A-2, GO Bonds	4.00%	02/01/2035	5	5,068
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2029	75	77,970
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2030	5	5,196
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2027	95	98,695
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2027	80	83,112
Georgia (State of), Series 2020 A, GO Bonds	5.00%	08/01/2027	80	83,305
Georgia (State of), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2027	30	30,775
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2027	160	162,581
Georgia (State of) (Bid Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2027	20	20,778
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	5.00%	02/01/2027	30	30,193
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2027	85	88,080
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Gwinnett (County of), GA Development Authority, Series 2017, Ref. RB	5.00%	07/01/2040	$75	$ 76,595
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2027	450	468,465
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2027	65	65,606
Metropolitan Atlanta Rapid Transit Authority, Series 2017 C, Ref. RB	4.00%	07/01/2036	100	101,431
Richmond (County of), GA Board of Education, Series 2023, GO Bonds	5.00%	10/01/2027	250	261,252
				5,549,989
Hawaii-0.73%
Hawaii (State of), Series 2016 FB, GO Bonds	5.00%	04/01/2027	70	70,164
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2027	60	60,925
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2027	90	91,466
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2027	10	10,163
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2027	70	72,377
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2029	60	62,051
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2031	190	193,796
Hawaii (State of), Series 2017 FK, GO Bonds	3.25%	05/01/2033	25	25,095
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2033	70	72,237
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2034	45	46,401
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2035	15	15,242
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2036	20	20,293
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2027	60	62,758
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2030	410	428,715
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2031	210	219,419
Hawaii (State of), Series 2017 RN, Ref. GO Bonds	5.00%	10/01/2029	50	52,298
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2027	85	87,060
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2027	120	122,909
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2027	105	110,094
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2027	70	73,062
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2027	210	216,144
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021 E, GO Bonds	5.00%	03/01/2027	185	190,412
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2027	20	20,585
				2,323,666
Idaho-0.16%
Idaho (State of) Housing & Finance Association, Series 2017 A, Ref. RAC	5.00%	07/15/2027	230	238,984
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2027	185	191,726
Idaho State Building Authority, Series 2025, RB	5.00%	06/01/2027	25	25,909
Idaho State Building Authority (State Office Campus), Series 2017 A, RB(b)(c)	4.00%	09/01/2027	60	61,591
				518,210
Illinois-5.49%
Chicago (City of), IL, Series 2004, Ref. RB	5.00%	11/01/2027	50	50,837
Chicago (City of), IL, Series 2017 A, RB, (INS - AGI)(a)	5.25%	01/01/2042	200	202,884
Chicago (City of), IL, Series 2017 B, Ref. RB	5.00%	01/01/2030	80	81,762
Chicago (City of), IL, Series 2017, Ref. RB	5.00%	11/01/2027	55	57,465
Chicago (City of), IL, Series 2017, Ref. RB	5.00%	11/01/2029	55	57,365
Chicago (City of), IL, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2031	65	67,782
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2030	500	521,832
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2032	45	46,871
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2033	615	639,397
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2034	430	446,435
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2035	150	155,506
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2036	140	144,909
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2037	30	30,979
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2038	35	36,087
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds	5.00%	01/01/2027	125	126,538
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2039	145	147,337
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2052	5	5,019
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2027	20	20,446
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2027	$15	$ 15,335
Chicago (City of), IL (O’Hare International Airport), Series 2025 D, Ref. RB	5.00%	01/01/2027	10	10,223
Chicago (City of), IL Board of Education, Series 2017, RB	5.75%	04/01/2033	100	102,222
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2042	480	482,460
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2046	210	209,972
Chicago (City of), IL Board of Education, Series 2018 A, Ref. GO Bonds, (INS - AGI)(a)	5.00%	12/01/2027	100	103,881
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2027	90	91,781
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2027	50	52,404
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2027	20	20,485
Chicago (City of), IL Park District, Series 2023 C, Ref. GO Bonds	5.00%	01/01/2027	65	66,462
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2027	35	35,914
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2033	155	161,148
Cook (County of), IL, Series 2017, Ref. RB	4.00%	11/15/2034	275	279,626
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2035	35	36,270
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2036	70	72,410
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2037	10	10,326
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2038	90	92,806
Cook (County of), IL, Series 2018, Ref. RB	5.00%	11/15/2032	210	218,629
Cook (County of), IL, Series 2018, Ref. RB	5.00%	11/15/2033	165	171,545
Cook (County of), IL, Series 2018, Ref. RB	5.25%	11/15/2035	15	15,606
Cook (County of), IL, Series 2018, Ref. RB	4.00%	11/15/2037	50	50,526
Cook (County of), IL, Series 2018, Ref. RB	4.00%	11/15/2038	100	100,704
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2027	30	31,319
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2027	150	154,107
Cook County Community College District No. 508, Series 2017, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2047	75	75,762
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2027	90	91,525
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2027	585	598,935
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2029	265	271,162
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGI)(a)	4.00%	02/01/2030	260	263,221
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGI)(a)	4.00%	02/01/2031	360	364,130
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGI)(a)	4.00%	02/01/2032	100	101,024
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2027	25	26,129
Illinois (State of), Series 2017 A, GO Bonds	5.13%	12/01/2029	35	36,585
Illinois (State of), Series 2017 A, GO Bonds	5.25%	12/01/2030	45	47,061
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2031	50	52,000
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2032	500	519,118
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2034	25	25,869
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2035	95	98,097
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2036	20	20,603
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2038	50	51,286
Illinois (State of), Series 2017 C, GO Bonds	5.00%	11/01/2029	1,530	1,593,053
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2027	675	704,270
Illinois (State of), Series 2018 A, GO Bonds	6.00%	05/01/2027	70	72,916
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2027	130	135,320
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2027	85	88,657
Illinois (State of), Series 2019 B, Ref. GO Bonds	5.00%	09/01/2027	535	555,841
Illinois (State of), Series 2020 B, Ref. GO Bonds	5.00%	10/01/2027	155	161,367
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2027	95	97,469
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2027	70	73,160
Illinois (State of), Series 2021 B, GO Bonds	5.00%	03/01/2027	90	92,339
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2027	100	102,599
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2027	175	179,548
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2027	10	10,302
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2027	155	160,372
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2027	180	185,445
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2027	205	209,881
Illinois (State of), Series 2025 B, GO Bonds	5.25%	09/01/2027	35	36,497
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB(b)(c)	3.75%	02/15/2027	$200	$ 202,972
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2027	45	46,098
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2029	145	148,720
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2030	145	148,701
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2031	5	5,125
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2032	290	297,056
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2033	60	61,396
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2034	5	5,112
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2036	125	127,534
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2041	305	309,588
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2027	140	143,382
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2027	15	15,363
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2028	145	148,432
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2029	90	92,121
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2029	85	86,999
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2031	90	92,068
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2032	35	35,789
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017 A, Ref. RB(b)(c)	5.00%	01/01/2027	55	56,283
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017 A, Ref. RB(b)(c)	5.00%	01/01/2027	25	25,583
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(b)(c)	4.00%	01/01/2027	110	111,665
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(b)(c)	5.00%	01/01/2027	100	102,332
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(b)(c)	5.00%	01/01/2027	70	71,632
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(b)(c)	5.00%	01/01/2027	65	66,516
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017, Ref. RB	5.00%	07/15/2027	90	93,267
Illinois (State of) Finance Authority (Rosalind Franklin University), Series 2017, Ref. RB	5.00%	08/01/2047	100	98,884
Illinois (State of) Finance Authority (Southern Illinois Healthcare), Series 2017, RB	5.00%	03/01/2047	480	481,262
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2023, Ref. RB	5.00%	12/15/2027	300	311,791
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2024, Ref. RB	5.00%	06/15/2029	30	31,149
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2027	270	279,238
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2027	110	112,648
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2027	230	235,537
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2027	285	291,861
Illinois Municipal Electric Agency, Series 2025 A, Ref. RB	5.00%	02/01/2027	80	81,937
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Series 2017, Ref. GO Bonds	5.00%	01/01/2029	235	243,625
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2027	145	148,260
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2027	85	86,911
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2027	100	103,057
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Series 2018 A, Ref. GO Bonds	4.00%	01/01/2027	60	60,858
				17,587,907
Indiana-0.45%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2027	165	168,349
Indiana (State of) Finance Authority, Series 2017 B, RB	5.00%	11/01/2031	10	10,398
Indiana (State of) Finance Authority (Baptist Healthcare System Obligated Group), Series 2017, RB	5.00%	08/15/2051	15	15,120
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2027	215	224,506
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2029	165	172,066
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2030	15	15,630
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	5.00%	11/01/2032	45	46,706
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	4.00%	11/01/2033	15	15,269
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	4.00%	11/01/2034	120	121,965
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB	5.00%	02/01/2027	80	80,951
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2027	100	102,651
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2027	270	277,158
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indianapolis (City of), IN Department of Public Utilities, Series 2016 B, Ref. RB	5.00%	10/01/2027	$40	$ 40,633
Indianapolis (City of), IN Department of Public Utilities, Series 2017 A, Ref. RB	5.00%	08/15/2027	145	151,049
				1,442,451
Iowa-0.23%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2027	70	70,487
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2027	425	442,560
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2029	85	88,436
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2030	105	109,128
Waterloo (City of), IA, Series 2024 D, GO Bonds	4.50%	06/01/2027	25	25,125
				735,736
Kansas-0.23%
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(b)(c)	5.00%	09/01/2027	45	46,887
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(b)(c)	5.00%	09/01/2027	95	98,983
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(b)(c)	5.00%	09/01/2027	45	46,887
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	4.00%	09/01/2027	100	100,816
Kansas (State of) Department of Transportation, Series 2017 A, RB	5.00%	09/01/2035	95	98,358
Kansas (State of) Department of Transportation, Series 2017 A, RB	5.00%	09/01/2037	35	36,149
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2027	115	119,995
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2027	60	62,606
Riley County Unified School District No. 383 Manhattan-Ogden, Series 2018 A, GO Bonds(b)(c)	5.00%	09/01/2027	80	83,354
Riley County Unified School District No. 383 Manhattan-Ogden, Series 2018 A, GO Bonds(b)(c)	5.00%	09/01/2027	35	36,468
				730,503
Kentucky-0.67%
Boone (County of), KY, Series 2008, Ref. RB	3.70%	08/01/2027	50	50,551
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	4.13%	08/15/2041	320	320,544
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2041	350	357,553
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2046	75	75,903
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.00%	06/01/2037	150	151,426
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.25%	06/01/2041	20	20,258
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2037	35	35,175
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 B, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2037	65	65,310
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2027	265	269,876
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2037	90	91,920
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2038	40	40,841
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2027	215	225,141
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2027	15	15,673
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2027	60	61,847
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2027	100	104,253
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2016 A, Ref. RB	5.00%	07/01/2027	120	121,067
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2027	75	77,716
Trimble (County of), KY (Louisville Gas & Electric), Series 2017, Ref. RB	3.75%	06/01/2033	50	50,349
				2,135,403
Louisiana-0.78%
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGI)(a)	5.00%	12/01/2042	135	138,041
Lafayette (Parish of), LA School Board, Series 2018, RB(b)(c)	5.00%	04/01/2027	25	25,745
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	170	171,988
Louisiana (State of), Series 2017 A, GO Bonds	4.00%	04/01/2037	25	25,245
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of), Series 2017 B, GO Bonds	5.00%	10/01/2029	$130	$ 135,546
Louisiana (State of), Series 2017 B, GO Bonds	4.00%	10/01/2035	150	152,684
Louisiana (State of), Series 2017 B, GO Bonds	4.00%	10/01/2036	90	91,421
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2027	5	5,134
Louisiana (State of), Series 2024 B, Ref. GO Bonds	5.00%	08/01/2027	5	5,206
Louisiana (State of), Series 2025 A, Ref. GO Bonds	5.00%	05/01/2027	25	25,849
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2027	220	229,590
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2027	110	114,795
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2030	95	98,267
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2031	145	149,865
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2034	90	92,617
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2037	40	40,892
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGI)(a)	5.00%	10/01/2048	95	95,733
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Womans Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2044	25	25,395
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	265	270,648
Louisiana (State of) Public Facilities Authority (Franciscan Missionaries of Our Lady Health System), Series 2017 A, RB	5.00%	07/01/2047	25	25,176
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	4.00%	05/15/2037	295	296,262
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2042	80	81,000
Louisiana Local Government Environmental Facilities & Community Development Auth, Series 2022, RB	5.00%	08/15/2032	20	20,630
Shreveport (City of), LA, Series 2017 A, RB, (INS - AGI)(a)	5.00%	12/01/2041	175	179,912
				2,497,641
Maryland-2.59%
Baltimore (City of), MD (Wastewater), Series 2017 A, RB	5.00%	07/01/2041	95	96,087
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2041	45	45,589
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	115	115,772
Howard (County of), MD, Series 2017 B, Ref. GO Bonds	5.00%	02/15/2027	45	46,275
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2027	25	25,708
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2027	110	113,376
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2027	200	208,349
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2027	200	208,349
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2027	155	159,757
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2027	140	145,844
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2029	190	195,688
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2029	100	104,062
Maryland (State of), Series 2017 A, GO Bonds	4.00%	03/15/2030	5	5,089
Maryland (State of), Series 2017 A, GO Bonds	4.00%	08/01/2030	10	10,240
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2031	105	108,054
Maryland (State of), Series 2017 A, GO Bonds	3.00%	08/01/2031	5	5,022
Maryland (State of), Series 2017 A, GO Bonds	3.25%	03/15/2032	335	337,054
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2027	300	309,208
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2027	35	36,461
Maryland (State of), Series 2025 B, Ref. GO Bonds	5.00%	08/01/2027	50	52,087
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2027	500	520,873
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2027	90	93,757
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2027	135	139,144
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2027	185	190,468
Maryland (State of) Department of Transportation, Series 2016, Ref. RB	4.00%	09/01/2027	165	169,746
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2027	185	193,036
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2029	$115	$ 119,926
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2030	95	99,026
Maryland (State of) Department of Transportation, Series 2017, RB	3.00%	09/01/2031	225	226,419
Maryland (State of) Department of Transportation, Series 2017, RB	3.00%	09/01/2032	45	45,221
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2027	100	104,581
Maryland (State of) Department of Transportation, Series 2019, RB	4.00%	10/01/2032	105	107,605
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2027	55	57,519
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2027	285	298,055
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2027	70	73,539
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2027	35	36,769
Maryland (State of) Department of Transportation, Series 2025 C, Ref. RB	5.00%	11/01/2027	220	230,599
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2027	105	106,753
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2042	200	203,090
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	135	136,295
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017 B, Ref. RB	3.75%	07/01/2036	715	721,387
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017 B, Ref. RB	4.00%	07/01/2039	45	45,245
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2027	125	129,829
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2027	40	41,545
Montgomery (County of), MD, Series 2017 A, GO Bonds	5.00%	11/01/2027	150	157,252
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	60	62,758
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2027	45	47,176
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2027	130	136,285
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2027	285	292,783
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2027	235	244,676
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2027	30	31,522
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2027	10	10,099
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2029	115	115,878
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2027	150	155,963
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2027	390	405,503
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2027	30	30,260
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2029	40	40,274
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2030	30	30,179
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2031	125	125,674
				8,304,780
Massachusetts-2.63%
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2027	195	205,052
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2027	50	51,344
Massachusetts (Commonwealth of), Series 2005, Ref. RB(b)	5.50%	01/01/2027	80	82,159
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2027	165	171,418
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	40	40,346
Massachusetts (Commonwealth of), Series 2016 A, Ref. RB	5.00%	06/01/2027	50	50,342
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	350	363,614
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2027	65	66,394
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2032	55	56,725
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2033	55	56,676
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2034	555	571,783
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2037	40	41,065
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	150	153,130
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2047	205	207,757
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.25%	04/01/2047	500	508,407
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2031	215	226,182
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2032	150	157,651
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	255	263,388
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	$90	$ 94,151
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	5.00%	02/01/2033	10	10,259
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	5.00%	02/01/2035	20	20,499
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	5.00%	02/01/2036	10	10,239
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2041	210	210,492
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2027	185	192,196
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	5.00%	11/01/2030	70	73,397
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	5.00%	11/01/2031	110	115,397
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	4.00%	11/01/2032	40	40,966
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2027	220	230,673
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2037	35	36,387
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2038	5	5,190
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2039	45	46,641
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2040	5	5,174
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	205	211,991
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2042	5	5,159
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2044	30	30,803
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2045	40	40,975
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2027	60	61,459
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2027	70	72,723
Massachusetts (Commonwealth of), Series 2018 C Ref., GO Bonds	5.00%	09/01/2027	95	99,155
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2027	135	138,284
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2027	40	41,363
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2027	55	56,874
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2027	255	266,154
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2027	315	330,282
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2027	110	114,279
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2027	345	360,090
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2027	65	67,215
Massachusetts (Commonwealth of), Series 2023 B, GO Bonds	5.00%	10/01/2027	15	15,692
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2027	110	112,676
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2027	65	67,215
Massachusetts (Commonwealth of) (Green Bonds), Series 2017 B, GO Bonds	5.00%	04/01/2037	90	92,396
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2042	175	179,245
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2047	45	45,695
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2027	295	306,396
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2027	105	105,997
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017, Ref. RB	5.00%	07/01/2039	5	5,127
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017, Ref. RB	5.00%	07/01/2042	235	239,589
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2027	15	15,569
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2027	80	80,639
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2027	40	41,942
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2027	5	5,046
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2027	10	10,380
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2038	65	65,725
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2017, Ref. RB	5.00%	09/01/2042	55	55,983
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2027	15	15,415
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2027	50	51,212
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2027	$10	$ 10,242
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(a)	5.25%	08/01/2027	60	62,713
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2032	30	31,237
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2030	25	26,070
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2031	25	26,053
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2024 C, RB	5.00%	08/01/2027	5	5,205
University of Massachusetts Building Authority, Series 2017, RB	5.25%	11/01/2042	350	360,134
University of Massachusetts Building Authority, Series 2017, Ref. RB	5.00%	11/01/2030	65	68,023
University of Massachusetts Building Authority, Series 2017, Ref. RB	5.00%	11/01/2031	55	57,483
				8,420,999
Michigan-1.25%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	05/01/2027	90	93,060
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2027	95	95,870
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2027	40	41,476
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	70	72,610
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	105	108,915
Karegnondi Water Authority (Genesee, Lapeer and Sanilac Counties), Series 2018, Ref. RB	5.00%	11/01/2045	165	167,608
Macomb (County of), MI Interceptor Drain Drainage District, Series 2017 A, Ref. RB	5.00%	05/01/2042	180	183,299
Michigan (State of), Series 2017 A, Ref. GO Bonds	5.00%	05/01/2027	60	62,030
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2027	50	50,149
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2027	120	125,914
Michigan (State of), Series 2023, RB	5.00%	11/15/2027	35	36,725
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2027	255	262,481
Michigan (State of) Building Authority (Facilities Program), Series 2020 I, Ref. RB	5.00%	10/15/2027	105	109,926
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, RB	5.00%	04/15/2027	55	56,791
Michigan (State of) Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2027	20	20,913
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2027	80	82,461
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2031	85	88,864
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2034	290	301,740
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2037	330	341,185
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 MI, Ref. RB	5.00%	12/01/2031	100	103,263
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2027	140	146,461
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2035	250	259,586
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2036	365	367,952
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2042	25	25,675
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB	4.00%	11/15/2027	215	220,742
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2027	40	41,846
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008, Ref. RB	5.00%	12/01/2032	130	135,697
University of Michigan, Series 2017 A, Ref. RB(b)(c)	5.00%	04/01/2027	10	10,304
University of Michigan, Series 2017 A, Ref. RB(b)(c)	5.00%	04/01/2027	45	46,366
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2027	195	201,047
University of Michigan, Series 2017 A, Ref. RB(b)(c)	5.00%	04/01/2027	20	20,607
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2029	125	128,802
				4,010,365
Minnesota-1.07%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2027	90	94,550
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2027	220	225,259
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2029	40	40,924
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2030	75	76,690
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2031	55	56,219
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2032	50	51,089
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 C, RB	5.00%	01/01/2041	10	10,143
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2027	45	46,053
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2027	70	73,240
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2029	10	10,452
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2030	$40	$ 41,787
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2031	40	41,752
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2032	640	667,371
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2033	85	88,520
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2027	165	172,637
Minnesota (State of), Series 2017 D, Ref. GO Bonds	3.00%	10/01/2029	35	35,327
Minnesota (State of), Series 2017 D, Ref. GO Bonds	3.00%	10/01/2030	15	15,132
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2027	65	67,695
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	295	307,231
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2027	300	312,438
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2027	100	104,389
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2027	90	93,950
Minnesota (State of), Series 2022 A, GO Bonds	5.00%	08/01/2027	60	62,488
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2027	75	77,157
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2027	90	93,731
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2027	90	93,731
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2027	5	5,207
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2027	145	151,012
Minnesota (State of), Series 2025 A, GO Bonds	5.00%	08/01/2027	40	41,658
Minnesota (State of) Higher Education Facilities Authority (Gustavus Adolphus College), Series 2017, Ref. RB	5.00%	10/01/2047	20	20,022
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2027	150	154,283
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2030	60	62,744
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2031	20	20,899
				3,415,780
Mississippi-0.42%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2027	125	130,726
Mississippi (State of), Series 2017 A, Ref. GO Bonds(b)(c)	5.00%	10/01/2027	160	167,406
Mississippi (State of), Series 2017 A, Ref. GO Bonds(b)(c)	5.00%	10/01/2027	125	130,786
Mississippi (State of), Series 2017 A, Ref. GO Bonds(b)(c)	5.00%	10/01/2027	110	115,091
Mississippi (State of), Series 2017 A, Ref. GO Bonds(b)(c)	5.00%	10/01/2027	95	99,397
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2029	165	172,423
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2030	510	532,671
				1,348,500
Missouri-0.47%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health), Series 2017 A, Ref. RB	5.00%	03/01/2036	50	50,949
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2027	50	52,375
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2027	145	149,821
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2029	180	185,866
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2042	200	203,869
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	20	20,231
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2027	90	93,865
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2027	230	237,151
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2027	100	102,922
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2017 A, RB	5.00%	10/01/2042	100	101,490
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	5.00%	05/01/2027	85	87,916
Missouri (State of) Highway & Transportation Commission (State Appropriations Mega), Series 2025, RB	5.00%	05/01/2027	45	46,544
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2027	15	15,568
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2027	90	93,882
St. Louis (City of), MO, Series 2017 C, RB, (INS - AGI)(a)	5.00%	07/01/2047	5	5,047
St. Louis Municipal Finance Corp., Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2038	45	46,237
				1,493,733
Montana-0.01%
Montana (State of) Facility Finance Authority, Series 2016, Ref. RB	5.00%	02/15/2041	35	35,444
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska-0.18%
Gretna (City of), NE, Series 2025, GO Bonds	5.00%	12/15/2030	$15	$ 15,667
Gretna Public Schools, Series 2024, GO Bonds, (INS - AGI)(a)	5.00%	12/15/2030	90	93,955
Omaha (City of), NE (Omaha Convention Center), Series 2004, Ref. GO Bonds	5.25%	04/01/2027	75	77,558
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2035	215	223,572
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2037	155	161,020
				571,772
Nevada-0.87%
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2027	60	61,084
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2029	40	41,459
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2030	990	1,025,994
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2032	110	112,006
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2034	185	187,724
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2035	30	30,405
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2038	55	55,542
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2027	45	46,696
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2015, Ref. RB	5.00%	07/01/2027	105	108,887
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2027	190	197,034
Clark (County of), NV Department of Aviation, Series 2017 A-2, Ref. RB	5.00%	07/01/2040	5	5,119
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2027	40	41,481
Clark County School District, Series 2016 B, Ref. GO Bonds	5.00%	06/15/2027	90	91,957
Las Vegas Valley Water District, Series 2021 A, Ref. GO Bonds	5.00%	06/01/2027	15	15,544
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2027	65	67,355
Nevada (State of), Series 2017, RB	5.00%	12/01/2030	65	67,363
Nevada (State of), Series 2017, RB	5.00%	12/01/2031	185	191,587
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2029	45	46,750
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2030	375	389,486
				2,783,473
New Hampshire-0.01%
New Hampshire Municipal Bond Bank, Series 2017 B, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	08/15/2042	15	15,082
New Jersey-2.43%
Atlantic City (City of), NJ, Series 2017 A, Ref. GO Bonds, (INS - BAM)(a)	5.00%	03/01/2037	100	101,964
New Jersey (State of), Series 2016, GO Bonds(b)(c)	4.00%	06/01/2027	15	15,350
New Jersey (State of), Series 2016, GO Bonds(b)(c)	4.00%	06/01/2027	40	40,934
New Jersey (State of), Series 2016, GO Bonds(b)(c)	4.00%	06/01/2027	20	20,467
New Jersey (State of), Series 2016, GO Bonds(b)(c)	4.00%	06/01/2027	10	10,234
New Jersey (State of), Series 2016, GO Bonds(b)(c)	5.00%	06/01/2027	5	5,178
New Jersey (State of), Series 2016, GO Bonds(b)(c)	5.00%	06/01/2027	10	10,356
New Jersey (State of), Series 2016, GO Bonds	5.00%	06/01/2029	30	31,061
New Jersey (State of), Series 2016, GO Bonds	3.50%	06/01/2030	50	50,686
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2027	1,040	1,079,252
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2039	10	10,312
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2040	220	226,602
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2041	250	257,289
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - NATL)(a)	5.50%	09/01/2027	185	194,057
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	4.00%	11/01/2027	380	391,367
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	5.00%	11/01/2027	110	115,078
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	4.00%	07/01/2032	100	101,113
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	5.00%	07/01/2033	100	102,211
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	4.00%	07/01/2034	50	50,352
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2027	25	25,765
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(b)(c)	4.00%	06/15/2027	105	107,664
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(b)(c)	5.00%	06/15/2027	235	243,929
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(b)(c)	5.00%	06/15/2027	20	20,760
New Jersey (State of) Educational Facilities Authority, Series 2024 A, Ref. RB	5.00%	05/15/2027	65	67,233
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2029	145	150,541
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2031	$75	$ 77,783
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2032	30	31,079
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2034	115	118,958
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	4.00%	07/01/2035	50	50,848
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2029	55	57,102
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2030	25	25,951
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2031	500	518,554
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2032	75	77,697
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2034	15	15,516
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2035	20	20,662
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2036	10	10,314
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, Ref. RB	5.00%	03/01/2027	85	87,487
New Jersey (State of) Educational Facilities Authority (Stevenns Institute Technology), Series 2017, Ref. RB	5.00%	07/01/2042	320	324,088
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2036	15	15,147
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2037	220	226,328
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2027	45	46,606
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2029	80	82,939
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	4.00%	07/01/2034	315	319,941
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2035	5	5,156
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2038	5	5,137
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2039	90	92,362
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	50	50,926
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2027	485	488,590
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2027	155	162,672
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2027	310	325,345
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2027	105	108,759
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2027	220	227,875
New Jersey (State of) Transportation Trust Fund Authority, Series 2023, Ref. RB	5.00%	06/15/2027	95	98,401
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGI)(a)	5.25%	01/01/2027	95	97,505
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2027	105	107,510
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2027	335	343,008
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2027	100	102,390
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2027	40	40,956
				7,793,347
New Mexico-0.50%
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2027	65	66,902
New Mexico (State of) (Capital), Series 2017 A, GO Bonds(b)	5.00%	03/01/2027	165	169,711
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2027	265	275,070
New Mexico (State of) Finance Authority, Series 2024 A, Ref. RB	5.00%	06/15/2027	160	166,080
New Mexico (State of) Finance Authority, Series 2025, RB	5.00%	12/15/2027	50	52,565
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2035	80	80,554
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2036	230	231,127
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2037	65	65,179
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2027	85	88,306
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico-(continued)
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2027	$290	$ 301,281
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2027	115	119,473
				1,616,248
New York-18.33%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2027	35	36,786
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB, (INS - AGI)(a)	4.00%	07/15/2035	30	30,230
Buffalo & Fort Erie Public Bridge Authority, Series 2017, RB	5.00%	01/01/2042	160	162,073
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	5.00%	07/01/2042	80	81,332
Erie County Industrial Development Agency/The, Series 2023 A, Ref. RB	5.00%	05/01/2027	30	31,033
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2027	15	15,431
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2029	20	20,551
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2030	25	25,688
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2031	450	462,189
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2032	95	97,530
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2033	190	194,912
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2034	145	148,651
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2035	205	209,985
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2036	420	424,203
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2036	10	10,233
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2037	80	81,785
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2038	40	40,923
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2039	960	981,375
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	995	1,012,409
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2045	500	507,255
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	325	333,670
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	255	259,238
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2027	15	15,672
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2027	30	31,344
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2027	50	50,868
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2027	20	20,347
Metropolitan Transportation Authority (Green Bonds), Series 2016 A2, Ref. RB	5.00%	11/15/2027	15	15,260
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2034	105	108,203
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2035	340	349,802
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2042	65	66,235
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	100	100,963
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2028	190	195,371
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2027	280	293,319
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2034	350	365,031
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2035	380	395,417
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2042	375	385,014
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2027	70	73,438
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2031	110	115,064
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	4.00%	11/15/2032	80	81,435
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	4.00%	11/15/2033	150	152,457
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2033	180	187,898
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.25%	11/15/2033	210	220,086
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	4.00%	11/15/2034	40	40,585
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2034	115	119,939
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2027	155	162,373
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2027	75	78,568
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2027	140	146,659
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	40	41,890
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2027	50	52,611
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2027	15	15,571
New York & New Jersey (States of) Port Authority, Series 2017, Ref. RB	5.00%	11/15/2034	195	203,698
New York & New Jersey (States of) Port Authority, Series 2017, Ref. RB	5.00%	10/15/2042	160	163,649
New York & New Jersey (States of) Port Authority, Two Hundred fifth series 2017, Ref. RB	5.00%	11/15/2037	20	20,775
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2029	$50	$ 52,442
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2030	70	73,373
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2032	120	125,637
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2033	280	292,800
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2036	95	98,834
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2042	100	103,469
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	300	305,648
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	05/15/2057	100	101,541
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	100	102,031
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2027	55	57,456
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2027	110	115,716
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2027	145	150,784
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2027	185	191,452
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.00%	10/15/2047	20	20,252
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	225	228,037
New York & New Jersey (States of) Port Authority, Two Hundrend Fifth Series 2017, Ref. RB	5.00%	11/15/2031	280	293,405
New York (City of), NY, Series 2005-1, GO Bonds	5.00%	09/01/2027	95	99,141
New York (City of), NY, Series 2007 C, GO Bonds, (INS - AGI)(a)	5.00%	10/01/2027	80	83,741
New York (City of), NY, Series 2008 B, GO Bonds	5.00%	09/01/2027	185	193,064
New York (City of), NY, Series 2008 J, Ref. GO Bonds	5.00%	08/01/2027	5	5,206
New York (City of), NY, Series 2008 J-10, GO Bonds	5.00%	08/01/2027	110	114,529
New York (City of), NY, Series 2008 J-9, GO Bonds	5.00%	08/01/2027	35	35,401
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2027	50	52,059
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2029	90	93,451
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2030	165	171,263
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2031	155	160,778
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2032	65	67,365
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2033	45	46,588
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2027	270	281,117
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2030	220	230,139
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2031	55	57,493
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2032	135	140,973
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2033	385	401,574
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2035	115	119,184
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2036	385	398,331
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2037	375	387,418
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2038	225	232,202
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2039	35	36,054
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	30	31,235
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	70	71,763
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	255	261,360
New York (City of), NY, Series 2017 C, Ref. GO Bonds	3.00%	08/01/2029	50	50,247
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2027	45	46,853
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2027	575	598,676
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2027	300	312,352
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2027	55	57,265
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2027	450	463,120
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2027	100	104,359
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2027	140	145,765
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2027	5	5,206
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2027	55	57,265
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2027	465	484,146
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2027	305	313,893
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2027	10	10,460
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2027	230	239,470
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2027	50	52,298
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2027	210	218,647
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2027	125	130,449
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2027	$15	$ 15,319
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB-1, RB	5.00%	06/15/2046	420	426,422
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-1, RB	5.00%	06/15/2048	5	5,063
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2033	95	98,325
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.25%	06/15/2033	45	46,717
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2036	405	417,730
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2037	565	581,883
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	4.00%	06/15/2039	25	25,092
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB(b)(c)	5.00%	06/15/2027	135	139,972
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB(b)(c)	5.00%	06/15/2027	100	103,683
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2032	40	41,425
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2037	505	520,090
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2038	60	61,727
New York (City of), NY Municipal Water Finance Authority, Series 2018 BB-2, Ref. RB(b)(c)	5.00%	06/15/2027	25	25,921
New York (City of), NY Municipal Water Finance Authority, Series 2018 BB-2, Ref. RB	5.00%	06/15/2031	30	31,080
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD, Ref. RB	5.00%	06/15/2032	275	288,539
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	5.00%	06/15/2048	20	20,347
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	1,000	1,037,008
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB	5.00%	06/15/2040	460	477,024
New York (City of), NY Municipal Water Finance Authority, Series 2018, Ref. RB	5.00%	06/15/2038	25	25,993
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	5.00%	06/15/2027	310	321,699
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2029	65	68,222
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2027	70	72,642
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-2, Ref. RB	5.00%	06/15/2029	20	20,991
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2027	100	103,774
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2033	35	36,247
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2034	525	543,349
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2035	195	201,634
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2036	250	258,221
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2037	125	128,990
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2038	230	237,039
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2039	150	154,387
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2040	250	256,975
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2041	255	261,964
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2038	60	61,221
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2039	1,015	1,034,774
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2029	55	57,079
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2030	185	191,984
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2032	380	393,859
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2034	405	419,155
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2035	85	86,282
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2037	40	40,362
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	35	35,646
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2027	75	77,311
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2028	160	164,994
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2030	50	51,549
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2031	75	77,305
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2033	195	200,701
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	4.00%	11/01/2034	30	30,422
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2030	80	81,983
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	3.50%	02/01/2038	45	45,012
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	575	583,618
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2031	275	283,529
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2033	80	82,358
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2035	115	118,254
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2036	125	128,438
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	4.00%	05/01/2037	360	363,059
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	$335	$ 341,943
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2043	30	30,569
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, Ref. RB	5.00%	05/01/2030	250	257,830
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, Ref. RB	5.00%	05/01/2032	30	30,911
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2027	70	72,754
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2029	35	36,394
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2030	185	192,303
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2032	120	124,623
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2034	165	170,980
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2035	190	196,640
New York (City of), NY Transitional Finance Authority, Series 2017 S-2, Ref. RB	5.00%	07/15/2036	25	25,839
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2027	120	125,862
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2031	150	153,667
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2032	125	128,012
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2033	20	20,467
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2034	55	56,269
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	05/01/2034	5	5,145
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2035	90	92,028
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2036	165	168,637
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2037	60	61,276
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2040	510	519,519
New York (City of), NY Transitional Finance Authority, Series 2017, Ref. RB	5.00%	11/01/2029	70	72,185
New York (City of), NY Transitional Finance Authority, Series 2017, Ref. RB	5.00%	11/01/2032	50	51,503
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, Ref. RB	5.00%	07/15/2031	50	51,954
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, Ref. RB	4.00%	07/15/2036	10	10,099
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2027	30	31,180
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2027	80	83,147
New York (City of), NY Transitional Finance Authority, Series 2018-1, RB	5.00%	11/01/2029	110	114,882
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2027	515	540,158
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2027	300	314,655
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2027	115	120,618
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2027	635	666,020
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2027	105	110,129
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2027	35	36,201
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2027	140	146,839
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2027	115	120,618
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2027	35	36,710
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2027	5	5,244
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2027	35	36,710
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2027	55	57,164
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2027	5	5,244
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2027	75	78,664
New York (City of), NY Transitional Finance Authority, Subseries 1998 A-2, RB	5.00%	11/01/2027	285	298,922
New York (City of), NY Transitional Finance Authority, Subseries 2017 B-1, RB	5.00%	08/01/2031	25	25,935
New York (City of), NY Transitional Finance Authority, Subseries 2017 B-1, RB	5.00%	08/01/2033	40	41,426
New York (City of), NY Transitional Finance Authority, Subseries 2017 F-1, RB	5.00%	05/01/2038	70	71,787
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2027	145	150,704
New York (City of), NY Transitional Finance Authority, Subseries 2022 S-1A, Ref. RB	5.00%	07/15/2027	110	114,327
New York (City of), NY Transitional Finance Authority, Subseries 2022-1, Ref. RB	5.00%	11/01/2027	175	183,549
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2027	35	35,407
New York (State of), Series 2018 A, Ref. GO Bonds	5.00%	02/15/2027	65	66,935
New York (State of), Series 2025 C, Ref. GO Bonds	5.00%	03/15/2027	35	36,133
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(a)	5.50%	03/15/2027	5	5,180
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2027	35	35,309
New York (State of) Dormitory Authority, Series 2017 A, RB(b)(c)	5.00%	03/15/2027	125	128,823
New York (State of) Dormitory Authority, Series 2017 A, RB(b)	5.00%	03/15/2027	85	87,600
New York (State of) Dormitory Authority, Series 2017 A, RB(b)(c)	5.00%	03/15/2027	70	72,141
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	10/01/2027	$95	$ 99,427
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2030	115	118,367
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2031	30	30,879
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2033	270	277,767
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2034	170	174,799
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2035	100	102,758
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2036	30	30,797
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2037	25	25,640
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2038	225	230,598
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2039	35	35,848
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2040	200	204,695
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2041	315	321,859
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	300	305,923
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2043	110	111,969
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(b)(c)	5.00%	02/15/2027	220	226,228
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(b)(c)	5.00%	02/15/2027	225	231,370
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2027	20	20,759
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2027	35	36,319
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2029	80	83,043
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2030	90	93,394
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2032	380	389,967
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2032	145	150,337
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2033	245	253,828
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2037	90	91,949
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	4.00%	07/01/2037	30	30,288
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2038	230	234,783
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(b)	5.00%	02/15/2027	60	61,699
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(b)(c)	5.00%	08/15/2027	80	83,443
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(b)(c)	5.00%	08/15/2027	170	177,315
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2030	120	124,918
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2031	100	104,040
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2032	155	161,171
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2033	90	93,478
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2034	95	98,574
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2035	170	176,174
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2036	110	113,803
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2037	330	340,835
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2039	10	10,302
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2040	75	77,148
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2041	150	154,017
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2043	15	15,322
New York (State of) Dormitory Authority, Series 2017, Ref. RB(b)	5.00%	02/15/2027	65	66,840
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2030	55	56,490
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2031	210	215,589
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2034	150	151,904
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2035	180	182,099
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2036	85	86,937
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2037	200	201,805
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2039	140	142,805
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2027	35	35,895
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2027	80	81,242
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB(b)	5.00%	03/15/2027	10	10,308
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(b)	5.00%	03/15/2027	70	72,141
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2027	215	224,848
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2029	55	57,401
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2030	20	20,881
New York (State of) Dormitory Authority, Series 2019 A, RB	3.00%	10/01/2031	90	90,478
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2033	250	260,378
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2034	$220	$ 228,880
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB(b)	5.00%	03/15/2027	195	201,005
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(a)	5.00%	10/01/2027	70	73,262
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2027	70	73,262
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2027	165	172,690
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB(b)	5.00%	03/15/2027	5	5,154
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2027	70	73,262
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2027	50	51,540
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2027	70	72,156
New York (State of) Dormitory Authority, Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2027	35	36,631
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2027	15	15,462
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2027	20	20,616
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2027	10	10,466
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(b)	5.00%	03/15/2027	65	66,988
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2038	5	5,157
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2042	295	302,138
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2027	40	41,534
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2042	160	163,313
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2027	85	87,144
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2041	720	727,193
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	105	105,371
New York (State of) Dormitory Authority (New York University), Series 1998 A, RB, (INS - NATL)(a)	5.75%	07/01/2027	45	46,301
New York (State of) Dormitory Authority (New York University), Series 2015, Ref. RB	2.80%	07/01/2027	240	240,071
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2031	50	51,860
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2034	335	346,949
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	4.00%	07/01/2035	5	5,062
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	4.00%	07/01/2036	5	5,054
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2043	115	117,371
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2027	55	57,088
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2027	20	20,630
New York (State of) Dormitory Authority (St. John’s University), Series 2017, Ref. RB	5.00%	07/01/2027	25	25,972
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2027	40	42,082
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2027	15	15,781
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2027	55	56,356
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2027	5	5,154
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2027	255	261,288
New York (State of) Thruway Authority (Bidding Group 1), Series 2025 A, RB	5.00%	03/15/2027	50	51,540
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2038	25	26,035
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	20	20,807
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2041	15	15,512
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2027	30	30,818
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB	5.00%	06/15/2042	155	158,503
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016, Ref. RB(b)(c)	5.00%	06/15/2026	25	25,202
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2027	45	46,716
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2029	15	15,556
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2031	230	238,359
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2032	25	25,892
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2033	65	67,267
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2034	145	149,932
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2035	$90	$ 92,967
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2042	80	81,808
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2027	55	57,097
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2027	20	20,763
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2027	60	62,288
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2027	45	46,716
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2030	200	205,522
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2032	100	102,732
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2033	115	118,093
New York State Urban Development Corp., Series 2017 A-G, Ref. RB	5.00%	03/15/2034	95	97,514
New York State Urban Development Corp., Series 2017 A-G, Ref. RB	5.00%	03/15/2035	135	138,486
New York State Urban Development Corp., Series 2017 A-G, Ref. RB	5.00%	03/15/2038	40	40,888
New York State Urban Development Corp., Series 2017 C, Ref. RB(b)	5.00%	03/15/2027	20	20,626
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2031	155	161,267
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2032	5	5,201
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2034	120	124,681
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2037	90	93,078
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2038	85	87,778
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2039	200	206,218
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2040	150	154,500
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2042	25	25,662
New York State Urban Development Corp., Series 2017 C-2, Ref. RB	5.00%	03/15/2035	305	316,606
New York State Urban Development Corp., Series 2017 C-2, Ref. RB	5.00%	03/15/2036	145	150,235
New York State Urban Development Corp., Series 2017 C-3, Ref. RB	5.00%	03/15/2041	180	185,168
New York State Urban Development Corp., Series 2017, Ref. RB(b)(c)	5.00%	03/15/2027	225	232,047
New York State Urban Development Corp., Series 2017, Ref. RB(b)(c)	5.00%	03/15/2027	140	144,385
New York State Urban Development Corp., Series 2017, Ref. RB(b)	5.00%	03/15/2027	15	15,470
New York State Urban Development Corp., Series 2017, Ref. RB	5.00%	03/15/2031	25	25,686
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2027	20	20,616
New York State Urban Development Corp., Series 2021, Ref. RB	5.00%	03/15/2027	5	5,154
New York State Urban Development Corp., Series 2022, Ref. RB(b)	5.00%	09/15/2027	110	115,087
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2027	10	10,465
Schenectady County Capital Resource Corp. (Union College), Series 2017, Ref. RB	5.00%	01/01/2047	20	20,117
Suffolk (County of), NY, Series 2017 A, Ref. GO Bonds, (INS - AGI)(a)	5.00%	02/01/2027	80	82,202
Suffolk (County of), NY, Series 2017 D, Ref. GO Bonds, (INS - BAM)(a)	4.00%	10/15/2027	115	118,759
Triborough Bridge & Tunnel Authority, Series 2008 B-2, RB	5.00%	11/15/2027	120	126,059
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2027	65	67,234
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2042	10	10,239
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2027	75	77,578
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2029	120	124,174
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2030	260	268,987
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2031	280	289,618
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2032	595	615,060
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2033	220	227,301
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2034	205	211,667
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2035	155	159,879
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2036	540	556,330
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2037	240	247,130
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	270	277,571
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2027	80	84,039
Triborough Bridge & Tunnel Authority, Series 2022 E, Ref. RB	5.00%	11/15/2027	390	406,504
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2022, RB	4.00%	05/15/2027	$20	$ 20,475
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2027	10	10,507
Triborough Bridge & Tunnel Authority, Subseries 2023 B-2, Ref. RB	5.00%	11/15/2027	20	21,010
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-1, Ref. RB	5.00%	11/15/2027	495	515,947
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	330	341,113
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017, Ref. RB	5.00%	11/15/2027	65	68,282
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2027	460	476,358
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2027	115	120,806
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2027	90	94,544
Westchester (County of), NY, Series 2017 A, GO Bonds	4.00%	07/01/2029	45	46,230
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2027	170	172,584
				58,721,321
North Carolina-1.06%
Charlotte (City of), NC, Series 2023 B, Ref. GO Bonds	5.00%	07/01/2027	500	519,315
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	50	50,532
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2027	100	102,372
Guilford (County of), NC, Series 2017, Ref. GO Bonds	5.00%	03/01/2027	55	56,598
Mecklenburg (County of), NC, Series 2017 A, GO Bonds	4.00%	04/01/2029	40	40,771
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2027	60	62,633
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2027	560	578,883
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2029	530	547,593
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2027	130	134,743
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2027	65	67,371
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2027	60	62,189
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2027	70	72,360
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2027	350	361,802
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2027	260	268,767
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2027	120	123,475
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2027	55	56,841
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2027	20	20,049
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2027	35	35,321
North Carolina (State of) Turnpike Authority, Series 2017, Ref. RB	5.00%	01/01/2032	30	30,581
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2027	50	52,258
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2027	75	77,141
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2027	80	82,716
				3,404,311
Ohio-1.90%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2027	125	129,702
American Municipal Power, Inc. (Combined Hydroelectric), Series 2020, Ref. RB	5.00%	02/15/2027	155	158,753
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	5.00%	12/01/2037	25	25,507
Columbus (City of), OH, Series 2016-3, Ref. GO Bonds	5.00%	02/15/2027	110	113,052
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2027	20	20,416
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2029	30	30,567
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2030	10	10,181
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2033	130	132,035
Columbus (City of), OH, Series 2017, Ref. GO Bonds	4.00%	04/01/2030	35	35,921
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	4.00%	04/01/2027	30	30,625
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2029	90	94,051
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2027	120	123,773
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2027	15	15,472
Columbus (City of), OH, Series 2022 A, GO Bonds	5.00%	04/01/2027	220	226,918
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2027	190	198,009
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2027	35	36,475
Cuyahoga (County of), OH (Convention Hotel), Series 2024, Ref. COP	5.00%	12/01/2027	40	41,727
Franklin (County of), OH (Trinity Health Credit Group), Series 2017 A, RB	5.00%	12/01/2047	125	126,898
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2027	80	83,945
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Hamilton (County of), OH (Trihealth, Inc.), Series 2017 A, RB	4.13%	08/15/2037	$145	$ 146,605
Hamilton (County of), OH (Trihealth, Inc.), Series 2017 A, RB	4.13%	08/15/2038	195	196,903
Hamilton (County of), OH (Trihealth, Inc.), Series 2017 A, RB	5.00%	08/15/2042	10	10,201
Hamilton (County of), OH (Trihealth, Inc.), Series 2020, Ref. RB	5.00%	08/15/2027	70	72,838
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2027	20	20,881
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/01/2027	45	46,982
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2027	130	135,871
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	155	161,449
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2027	315	325,806
Ohio (State of), Series 2019 A, GO Bonds(b)(c)	5.00%	05/01/2027	135	139,552
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2031	45	46,449
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2033	10	10,304
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2034	55	56,610
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2038	10	10,244
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2027	235	246,971
Ohio (State of), Series 2021, RB	5.00%	02/01/2027	10	10,262
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2027	80	83,908
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2027	150	153,498
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2027	15	15,352
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2027	210	220,698
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2017, RB	5.00%	07/01/2042	500	508,415
Ohio (State of) Turnpike & Infrastructure Commission, Series 2010 A, Ref. RB	5.25%	02/15/2027	95	97,768
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018, RB	5.00%	02/15/2027	130	133,483
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2027	60	62,181
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2027	180	189,100
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2027	350	362,725
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2027	110	113,919
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2028	40	41,449
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2030	50	51,774
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2031	70	72,413
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	06/01/2027	110	113,999
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	12/01/2027	70	73,539
Ohio State University (The), Series 2017 A, Ref. RB	5.00%	12/01/2044	230	233,654
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2027	15	15,742
University of Cincinnati, Series 2017 A, RB	5.00%	06/01/2045	265	268,282
Upper Arlington City School District, Series 2018 A, GO Bonds(b)(c)	5.00%	12/01/2027	15	15,761
				6,099,615
Oklahoma-0.69%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2027	80	80,966
Canadian (County of), OK Educational Facilities Authority (Yukon Public Schools), Series 2023, RB	5.00%	09/01/2027	70	72,619
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2027	135	137,751
Edmond Public Works Authority, Series 2017, RB	5.00%	07/01/2042	200	203,749
Edmond Public Works Authority, Series 2017, RB	5.00%	07/01/2047	10	10,116
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2027	115	117,196
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	105	108,929
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2027	155	159,638
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	4.00%	01/01/2042	175	175,505
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	230	232,096
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	5.00%	01/01/2027	160	163,798
Oklahoma (State of) Turnpike Authority, Series 2017 E, Ref. RB	4.00%	01/01/2029	80	81,032
Oklahoma (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2029	45	46,032
Oklahoma (State of) Turnpike Authority, Series 2017, Ref. RB	4.00%	01/01/2031	30	30,374
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	4.00%	01/01/2039	20	20,115
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2040	10	10,171
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2027	70	71,662
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
Oklahoma County Independent School District No 12 Edmond, Series 2025, GO Bonds	4.00%	08/01/2027	$35	$ 35,877
Oklahoma County Independent School District No. 89, Series 2023 A, GO Bonds	3.00%	07/01/2027	110	111,145
Oklahoma County Independent School District No. 89, Series 2024 A, GO Bonds	4.00%	07/01/2027	160	163,986
Tulsa (City of), OK, Series 2024 D, GO Bonds	4.00%	10/01/2027	65	66,838
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019 A, RB	5.00%	09/01/2027	105	109,087
Tulsa County Independent School District No. 4 Bixby, Series 2025, GO Bonds	5.00%	06/01/2027	10	10,325
				2,219,007
Oregon-1.28%
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	60	62,109
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	85	87,900
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	145	149,274
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	60	62,210
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	110	113,966
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	115	119,042
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	100	103,411
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	70	72,298
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	60	61,861
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	70	72,063
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	45	46,263
Metro, Series 2025, GO Bonds	5.00%	06/01/2027	10	10,360
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	85	88,065
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	105	108,949
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2030	50	51,868
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2031	105	108,867
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	70	72,063
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2027	85	88,186
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	105	109,004
Oregon (State of), Series 2017 L, Ref. GO Bonds	5.00%	08/01/2042	160	164,036
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2027	56	57,908
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	10	10,252
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	700	714,568
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2027	40	41,351
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2027	40	41,351
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2028	60	62,119
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2029	95	98,355
Oregon (State of) Facilities Authority (Reed College), Series 2017 A, Ref. RB(b)(c)	4.00%	07/01/2027	50	51,179
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2030	65	67,065
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2031	150	154,700
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.00%	04/01/2027	10	10,312
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2018 A, RB(b)(c)	5.00%	09/01/2027	10	10,427
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2018 A, RB(b)(c)	5.00%	09/01/2027	30	31,280
Oregon Health & Science University, Series 2017 A, RB	5.00%	07/01/2042	100	101,574
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2027	130	134,771
Washington & Clackamas Counties School District No. 23J Tigar, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	45	46,599
Washington & Clackamas Counties School District No. 23J Tigar, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	165	170,693
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Washington & Clackamas Counties School District No. 23J Tigar, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	$5	$ 5,166
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	70	72,542
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 D, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	245	253,042
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 D, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	200	206,204
				4,093,253
Pennsylvania-5.01%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2027	45	45,798
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, RB	5.00%	08/01/2027	200	207,836
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, RB	5.00%	08/01/2029	105	109,197
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2019, Ref. RB	5.00%	08/01/2027	110	114,310
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2022, Ref. RB	5.00%	08/01/2027	85	88,330
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2024 A, Ref. RB	5.00%	08/01/2027	100	103,918
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2027	35	35,858
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2027	125	129,366
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2027	150	154,073
Chester (County of), PA, Series 2017, Ref. GO Bonds	5.00%	11/15/2030	170	178,178
Chester (County of), PA, Series 2017, Ref. GO Bonds	4.00%	11/15/2031	25	25,746
Chester (County of), PA, Series 2017, Ref. GO Bonds	4.00%	11/15/2032	100	102,783
Delaware (County of), PA Authority (Haverford College), Series 2017 A, Ref. RB	5.00%	10/01/2042	100	101,405
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2033	80	82,729
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2034	205	211,645
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2035	50	51,588
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2036	85	87,535
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2037	25	25,723
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2047	35	35,396
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	10	10,101
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	5.00%	02/15/2032	160	163,862
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	5.00%	02/15/2034	125	127,884
Geisinger Authority (Geisinger Health System), Series 2017, Ref. RB	5.00%	02/15/2039	50	50,876
Lehigh (County of), PA Industrial Development Authority (PPL Electric Utilities Corp.), Series 2016, Ref. RB	2.63%	02/15/2027	175	175,675
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2027	40	40,976
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2027	20	20,863
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	4.00%	11/01/2034	25	25,409
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2034	160	166,009
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2047	35	35,511
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2027	130	132,006
Pennsylvania (Commonwealth of), First series 2017, Ref. GO Bonds	4.00%	01/01/2030	100	101,371
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2027	390	399,421
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	5.00%	03/01/2027	5	5,145
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2027	160	165,414
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2027	320	331,185
Pennsylvania (Commonwealth of), First Series 2023 A, GO Bonds	5.00%	09/01/2027	145	151,299
Pennsylvania (Commonwealth of), First series 2023, Ref. GO Bonds	5.00%	09/01/2027	110	114,778
Pennsylvania (Commonwealth of), First Series 2024 C, GO Bonds	5.00%	08/15/2027	10	10,422
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2027	190	192,932
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2027	$200	$ 205,060
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2027	515	535,472
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2027	135	141,184
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2027	65	67,740
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2034	45	45,663
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2035	60	60,755
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2036	275	277,843
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2037	140	141,061
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2017 A, RB	5.00%	08/15/2033	55	56,901
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2017, RB	4.00%	08/15/2034	140	142,305
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	5	5,068
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2036	140	141,699
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	5.00%	08/15/2042	100	101,820
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	4.00%	08/15/2035	10	10,148
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	5.00%	08/15/2037	240	246,555
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	4.00%	08/15/2041	340	340,160
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2017, Ref. RB	5.00%	12/01/2035	10	10,411
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2017, Ref. RB	5.00%	12/01/2036	40	41,558
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2017, Ref. RB	5.00%	12/01/2037	310	320,908
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2017, Ref. RB	5.00%	12/01/2037	45	46,661
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2031	90	94,226
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2032	190	198,708
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2033	80	83,550
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2034	75	78,216
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2035	60	62,373
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2036	85	88,162
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2038	25	25,880
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2041	145	149,544
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB	6.00%	12/01/2030	80	85,063
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB	6.38%	12/01/2038	55	58,127
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2027	85	86,791
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2027	15	15,099
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2042	45	46,314
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2047	210	213,685
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-2, Ref. RB	5.00%	12/01/2027	255	267,621
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2036	230	236,240
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2037	295	302,570
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2042	515	525,608
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2027	25	25,874
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2032	65	67,127
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	4.00%	06/01/2039	205	206,691
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGI)(a)	5.00%	06/01/2034	80	82,501
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2030	45	47,155
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2031	285	298,382
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2035	50	52,056
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	4.00%	12/01/2036	440	448,072
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	4.00%	12/01/2037	75	76,253
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	4.00%	12/01/2038	140	142,033
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2031	$260	$ 272,208
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	4.00%	12/01/2037	260	263,544
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	4.00%	12/01/2038	75	76,038
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2040	675	696,048
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2017 B-2, Ref. RB	5.00%	06/01/2031	355	367,045
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2017 B-2, Ref. RB	4.00%	06/01/2038	125	126,162
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2017 B-2, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2037	160	162,013
Pennsylvania State University (The), Series 2017 A, RB	5.00%	09/01/2047	215	217,761
Philadelphia (City of), PA, Fifteenth Series 2017, Ref. RB	5.00%	08/01/2042	245	250,122
Philadelphia (City of), PA, Series 2017 15, Ref. RB	5.00%	08/01/2047	230	232,838
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2042	25	25,605
Philadelphia (City of), PA, Series 2017 A, RB	5.25%	10/01/2052	175	177,650
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2027	10	10,385
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/01/2035	40	41,205
Philadelphia (City of), PA, Series 2017 A, Ref. RB	5.00%	07/01/2042	5	5,105
Philadelphia (City of), PA, Series 2017 B, Ref. RB	5.00%	11/01/2029	100	104,701
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds	5.00%	08/01/2041	55	56,350
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2027	50	51,923
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	5.00%	07/01/2033	115	118,734
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	5.00%	07/01/2034	80	82,519
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2037	30	30,109
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2027	40	41,502
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2035	190	193,501
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	135	136,542
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	160	160,761
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017, Ref. RB	5.00%	09/01/2036	95	96,595
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System), Series 2017, Ref. RB	5.00%	07/01/2033	75	76,263
Philadelphia School District (The), Series 2007 A, Ref. GO Bonds, (INS - NATL)(a)	5.00%	06/01/2027	10	10,343
Philadelphia School District (The), Series 2016 F, Ref. GO Bonds	5.00%	09/01/2027	55	55,730
Pottsville (City of), PA Hospital Authority (Lehigh Valley), Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	10	10,237
Reading School District, Series 2017, Ref. GO Bonds, (INS - AGI)(a)	5.00%	03/01/2037	20	20,357
Scranton School District, Series 2017 E, Ref. GO Bonds, (INS - BAM)(a)	4.00%	12/01/2037	5	5,036
West Chester Area School District, Series 2025 A, Ref. GO Bonds	5.00%	05/15/2027	10	10,348
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(a)	5.00%	08/15/2031	375	389,549
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2034	50	50,766
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(a)	5.00%	08/15/2036	115	118,677
				16,059,718
Rhode Island-0.10%
Rhode Island (State of), Series 2025 C, Ref. GO Bonds	5.00%	08/01/2027	5	5,198
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2027	100	100,720
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	5.00%	09/01/2029	200	207,949
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	4.00%	09/01/2037	10	10,094
				323,961
South Carolina-0.56%
Beaufort County School District, Series 2025 B, GO Bonds	5.00%	03/01/2027	145	149,126
Columbia (City of), SC, Series 2016 B, Ref. RB	4.00%	02/01/2041	50	50,211
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2027	445	467,260
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2027	25	25,731
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2030	$200	$ 204,104
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2031	60	61,207
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2032	195	198,580
Piedmont Municipal Power Agency, Series 2021 C, Ref. RB	5.00%	01/01/2034	100	101,804
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2027	45	47,188
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2038	85	87,681
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2039	105	108,161
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2034	45	46,734
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2037	15	15,497
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2040	20	20,570
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2035	80	83,024
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2027	120	125,497
				1,792,375
South Dakota-0.04%
South Dakota (State of) Health & Educational Facilities Authority (Regional Health), Series 2017, RB	4.00%	09/01/2036	45	45,300
South Dakota (State of) Health & Educational Facilities Authority (Regional Health), Series 2017, RB	5.00%	09/01/2040	70	71,249
				116,549
Tennessee-0.72%
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2037	25	25,391
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2042	95	96,036
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2047	60	60,325
Knox (County of), TN Health, Educational & Housing Facility Board (University Health), Series 2017, Ref. RB	5.00%	04/01/2036	130	131,381
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Series 2017, RB	5.00%	07/01/2042	15	15,325
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2027	90	90,822
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 A, RB	5.00%	05/15/2042	265	269,565
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2027	115	117,987
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2029	80	81,836
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2030	70	71,584
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2034	25	25,479
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2027	240	249,142
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2027	120	122,929
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2027	70	72,421
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	485	487,689
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2017, GO Bonds	4.00%	07/01/2032	20	20,424
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2017, GO Bonds	4.00%	07/01/2033	80	81,614
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2027	45	46,539
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2027	125	130,750
Tennessee Energy Acquisition Corp., Series 2006 C, RB	5.00%	02/01/2027	115	116,426
				2,313,665
Texas-8.37%
Alamo Community College District, Series 2017, Ref. GO Bonds	5.00%	08/15/2027	155	161,489
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2027	230	236,338
Aldine Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	25	25,377
Allen Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	135	138,746
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	$70	$ 71,942
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2027	100	104,860
Austin (City of), TX, Series 2017, Ref. RB(b)(c)	5.00%	11/15/2027	5	5,225
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2029	60	62,857
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2037	35	36,214
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2042	65	66,662
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2027	95	99,617
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2027	125	130,392
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	180	187,334
Bexar (County of), TX, Series 2018, Ctfs. of Obligations	5.00%	06/15/2042	100	101,818
Bexar (County of), TX Hospital District, Series 2018, Ctfs. Of Obligations	5.00%	02/15/2048	75	75,602
Board of Regents of the University of Texas System, Series 2016 E, RB	5.00%	08/15/2027	195	203,249
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2027	405	410,186
Board of Regents of the University of Texas System, Series 2017 B, RB	5.00%	08/15/2027	205	213,672
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2027	85	88,596
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2027	145	151,134
Board of Regents of the University of Texas System, Series 2025 A, RB	5.00%	08/15/2027	95	99,019
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2027	15	15,635
Central Texas Regional Mobility Authority, Series 2021 C, RB	5.00%	01/01/2027	255	256,409
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	285	292,854
Cypress-Fairbanks Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	55	56,526
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	355	364,851
Dallas & Fort Worth (Cities of), TX, Series 2020 A, Ref. RB	5.00%	11/01/2027	75	78,538
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2027	55	57,594
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2027	135	141,368
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2027	65	68,066
Dallas (City of), TX, Series 2017, RB	4.00%	10/01/2040	20	20,169
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2042	5	5,120
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	150	152,531
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2027	110	113,052
Dallas (City of), TX, Series 2024 A, GO Bonds	5.00%	02/15/2027	25	25,694
Dallas (City of), TX, Series 2024 B, Ctfs. Of Obligations	5.00%	02/15/2027	30	30,832
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2027	30	30,832
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2027	150	154,162
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2027	60	62,864
Dallas (City of), TX Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	150	154,177
Dallas (City of), TX Independent School District, Series 2025 C, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	270	277,518
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2027	50	51,273
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2033	500	518,455
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2034	60	62,123
Del Valle Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	06/15/2027	15	15,560
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	155	159,871
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	150	154,535
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	15	15,438
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	10	10,120
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	210	218,269
Ector County Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	125	130,178
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	50	51,373
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	$120	$ 124,718
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	145	150,597
Fort Worth (City of), TX, Series 2025, GO Bonds	5.00%	03/01/2027	40	41,162
Fort Worth Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	140	143,885
Frisco Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	10	10,101
Frisco Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	45	46,253
Grapevine-Colleyville Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	75	78,129
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2027	130	135,913
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2027	265	276,093
Harris (County of), TX, Series 2022 A, Ref. RB	5.00%	08/15/2027	210	218,760
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2027	75	78,129
Harris (County of), TX, Series 2025 A, Ref. GO Bonds	5.00%	09/15/2027	90	93,981
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2027	200	203,747
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2027	215	225,111
Harris County Cultural Education Facilities Finance Corp. (Teco Project), Series 2017, Ref. RB	5.00%	11/15/2031	205	213,933
Harris County Cultural Education Facilities Finance Corp. (Teco Project), Series 2017, Ref. RB	4.00%	11/15/2032	85	86,488
Harris County Cultural Education Facilities Finance Corp. (Teco Project), Series 2017, Ref. RB	5.00%	11/15/2033	130	135,137
Harris County Flood Control District, Series 2025 A, Ref. GO Bonds	5.00%	09/15/2027	55	57,424
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2027	65	66,266
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2027	110	113,119
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2029	60	61,665
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2030	115	118,152
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	4.00%	03/01/2033	65	65,777
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	4.00%	03/01/2034	45	45,504
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	4.00%	03/01/2035	35	35,351
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2027	60	62,885
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2042	810	830,845
Houston (City of), TX, Series 2017, A Ref. GO Bonds	4.00%	03/01/2037	55	55,370
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2027	70	72,563
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2027	40	41,134
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2027	85	89,087
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	55	55,840
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	40	41,075
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	40	40,509
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	50	50,593
Houston Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	210	215,848
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2027	105	109,165
Katy Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	65	66,829
Katy Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	140	143,939
Keller Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	25	25,689
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	35	36,396
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	150	152,094
Lewisville Independent School District, Series 2017 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	110	111,655
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	$180	$ 187,535
Liberty Hill Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	100	100,674
Lone Star College System, Series 2017 A, GO Bonds	5.00%	08/15/2042	55	55,825
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2027	20	20,672
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2027	15	15,504
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2027	40	41,374
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2027	50	51,681
Midtown Redevelopment Authority, Series 2017, Ref. RB	5.00%	01/01/2036	50	50,846
New Hope Cultural Education Facilities Finance Corp., Series 2017 A, Ref. RB	4.00%	08/15/2033	5	5,079
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2029	110	114,116
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2030	5	5,186
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2034	25	25,401
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2035	50	50,654
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2036	40	40,406
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2037	60	60,453
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2047	40	40,483
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2027	130	133,715
North East Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2043	5	5,102
North East Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	45	46,827
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2027	40	41,738
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2032	125	126,323
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2032	245	250,363
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2033	180	181,757
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2033	180	183,836
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2034	30	30,616
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2035	40	40,790
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2036	280	285,249
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2037	130	132,294
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2032	80	81,838
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2039	25	25,418
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2043	160	162,110
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2048	595	599,878
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGI)(a)	3.13%	01/01/2033	150	150,555
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGI)(a)	4.00%	01/01/2034	490	494,557
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGI)(a)	4.00%	01/01/2035	50	50,420
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGI)(a)	4.00%	01/01/2036	40	40,296
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2027	195	199,580
North Texas Tollway Authority, Series 2023 A, Ref. RB	5.00%	01/01/2027	245	250,918
Pearland Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	30	30,832
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2027	105	109,056
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2027	5	5,139
Plano Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	115	118,191
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	190	195,272
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	$140	$ 145,745
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2027	305	308,434
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	170	172,612
San Antonio (City of), TX, Series 2017, Ref. RB	5.00%	02/01/2042	235	238,646
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2027	175	179,607
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2027	155	161,360
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2027	5	5,087
San Antonio (City of), TX, Series 2024, GO Bonds	5.00%	02/01/2027	130	133,482
San Antonio (City of), TX, Series 2025, GO Bonds	5.00%	02/01/2027	5	5,134
San Antonio Education Facilities Corp. (Trinity University), Series 2017, RB	5.00%	06/01/2047	380	384,570
San Antonio Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	95	98,977
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	325	331,251
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	165	167,945
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	40	40,553
Spring Branch Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2027	200	205,229
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2027	60	60,131
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2032	210	219,248
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2033	160	166,855
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2034	290	302,046
Texas (State of), Series 2017 B, Ref. GO Bonds	5.00%	10/01/2033	305	318,068
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2029	175	183,124
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2030	105	109,818
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2030	105	109,818
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2031	110	114,964
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2031	230	240,379
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2032	180	187,927
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2034	255	265,592
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2035	45	46,794
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2027	185	193,474
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2027	300	313,742
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2027	105	109,810
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2027	400	412,578
Texas (State of) Water Development Board, Series 2016, RB	5.00%	04/15/2027	25	25,437
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2027	60	61,954
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2032	105	107,578
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2033	170	173,888
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2042	320	328,287
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	820	832,353
Texas (State of) Water Development Board, Series 2017, RB	5.00%	10/15/2031	100	104,413
Texas (State of) Water Development Board, Series 2017, RB	4.00%	10/15/2034	240	245,055
Texas (State of) Water Development Board, Series 2017, RB	4.00%	10/15/2037	25	25,366
Texas (State of) Water Development Board, Series 2017, RB	4.00%	04/15/2038	5	5,067
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2027	305	317,471
Texas (State of) Water Development Board, Series 2018, RB	5.00%	10/15/2027	235	245,986
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2033	5	5,183
Texas (State of) Water Development Board, Series 2018, RB	4.00%	08/01/2035	55	55,951
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2037	25	25,763
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2027	110	114,498
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2027	50	52,044
Texas (State of) Water Development Board (State Water Implementation Fund), Series 2017 A, RB	4.00%	10/15/2035	100	101,936
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2027	185	191,466
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2029	120	124,009
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2030	75	77,433
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2027	120	124,194
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2027	70	72,039
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2029	$115	$ 118,286
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2030	355	364,837
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2031	125	128,385
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2027	120	123,495
Texas Water Development Board, Series 2017, RB	5.00%	04/15/2030	35	36,588
Texas Water Development Board, Series 2017, RB	4.00%	10/15/2036	35	35,593
Texas Water Development Board, Series 2018, RB	5.00%	08/01/2034	25	25,886
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2030	50	51,951
Williamson (County of), TX, Series 2024, GO Bonds	5.00%	02/15/2027	295	303,101
				26,820,279
Utah-0.39%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2027	65	67,485
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2027	110	114,205
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2042	50	51,049
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2027	275	286,284
Utah (State of), Series 2017, GO Bonds	5.00%	07/01/2027	160	163,809
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2027	60	62,302
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2029	30	31,187
Utah (State of), Series 2018, GO Bonds	4.00%	07/01/2030	60	61,395
Utah (State of), Series 2018, GO Bonds	3.13%	07/01/2032	10	10,031
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2027	175	181,713
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2027	175	181,713
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGI)(a)	5.25%	06/15/2027	50	51,104
				1,262,277
Vermont-0.01%
University of Vermont and State Agricultural College, Series 2017, Ref. RB	5.00%	10/01/2043	30	30,716
Virginia-1.95%
Fairfax (County of), VA, Series 2017, RB	5.00%	07/15/2044	5	5,094
Fairfax (County of), VA, Series 2017, RB	5.00%	07/15/2047	15	15,202
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.50%	10/01/2027	145	150,520
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2027	140	144,247
Fairfax (County of), VA, Series 2025 A, GO Bonds	4.00%	10/01/2027	50	51,517
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2027	135	139,473
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2023 A, RB	5.00%	07/01/2027	365	378,562
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2027	45	45,095
Richmond (City of), VA, Series 2017 B, Ref. GO Bonds	4.00%	07/15/2029	105	107,506
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2027	85	87,461
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2038	125	128,357
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2039	425	436,304
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2042	90	92,076
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2047	45	45,856
University of Virginia, Series 2017 B, Ref. RB	5.00%	04/01/2044	5	5,104
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2027	115	116,504
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2027	65	66,729
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2027	60	61,596
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2027	80	82,128
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 C, RB	4.00%	02/01/2033	230	232,666
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2027	45	46,197
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2030	220	225,549
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2031	$115	$ 117,821
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, Ref. RB	5.00%	02/01/2027	140	143,725
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2027	65	66,729
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, RB	4.00%	02/01/2037	5	5,036
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2022, RB	5.00%	02/01/2027	60	61,596
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2027	80	82,128
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2027	85	87,261
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2027	75	78,077
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2029	90	93,599
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	4.00%	08/01/2030	30	30,718
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	4.00%	08/01/2031	625	639,503
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2027	55	57,257
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2027	510	530,926
Virginia (Commonwealth of) Public Building Authority, Series 2022 A, RB	5.00%	08/01/2027	85	88,488
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2027	140	144,860
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2029	180	188,779
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2030	35	36,685
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2031	125	130,932
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2032	75	78,435
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2034	45	45,987
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2036	155	157,713
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2027	95	97,846
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2027	500	522,117
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2017 A, Ref. RB	5.00%	05/15/2033	50	52,222
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2017 A, Ref. RB	4.00%	05/15/2035	35	35,722
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2027	10	10,347
Virginia Commonwealth University Health System Authority, Series 2017, Ref. RB	4.00%	07/01/2040	5	5,038
				6,253,290
Washington-4.18%
Auburn School District No. 408 of King & Pierce Counties, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	45	46,115
Auburn School District No. 408 of King & Pierce Counties, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	540	563,313
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2027	80	83,854
Energy Northwest, Series 2017 A, Ref. RB	5.00%	07/01/2027	200	207,726
Energy Northwest, Series 2024 B, Ref. RB	5.00%	07/01/2027	180	186,953
Energy Northwest, Series 2025 A, Ref. RB	5.00%	07/01/2027	45	46,738
Energy Northwest (Bonneville Power Administration), Series 2016, Ref. RB	5.00%	07/01/2027	135	136,237
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2029	170	176,567
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2033	245	253,775
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2034	55	56,918
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2027	95	98,670
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2027	115	119,442
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	145	152,279
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	350	367,261
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	85	89,087
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2027	$65	$ 67,165
King (County of), WA, Series 2017, Ref. GO Bonds	4.00%	07/01/2030	110	112,440
King (County of), WA, Series 2017, Ref. RB	5.00%	07/01/2049	100	101,381
King (County of), WA, Series 2021 A, GO Bonds	4.00%	01/01/2027	5	5,081
King (County of), WA, Series 2025 B, Ref. GO Bonds	5.00%	12/01/2027	45	47,291
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	50	51,209
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	110	112,459
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	50	51,025
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	40	40,708
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	170	173,620
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2027	70	70,026
King County School District No. 411 Issaquah, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	125	131,011
King County School District No. 411 Issaquah, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	130	136,091
King County School District No. 414 Lake Washington, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	45	46,596
King County School District No. 414 Lake Washington, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	105	107,069
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2027	90	93,013
Pierce County School District No. 10 Tacoma, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	115	120,611
Pierce County School District No. 3 (Washing State School District Credit Enhancement Program), Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	100	103,109
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	140	144,721
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	55	56,799
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	185	190,452
Seattle (City of), WA, Series 2017 C, Ref. RB(b)(c)	5.00%	09/01/2027	75	78,145
Seattle (City of), WA, Series 2017 C, Ref. RB(b)(c)	5.00%	09/01/2027	15	15,629
Seattle (City of), WA, Series 2017 C, Ref. RB	5.00%	09/01/2029	60	62,579
Seattle (City of), WA, Series 2017 C, Ref. RB	5.00%	09/01/2030	150	156,357
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2034	50	50,719
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2035	180	182,144
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2036	190	191,831
Seattle (City of), WA (Green Bonds), Series 2020 A, RB	5.00%	07/01/2027	260	270,044
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2027	60	60,282
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2027	125	129,898
Spokane County School District No. 354, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	35	36,431
Spokane County School District No. 81, Series 2017 B, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2030	55	56,569
University of Washington, Series 2018, RB	5.00%	04/01/2043	15	15,229
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	195	197,240
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	235	244,174
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2034	50	51,895
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2035	100	103,648
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2036	50	51,725
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2037	$130	$ 134,265
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2038	115	118,610
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2039	25	25,753
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2040	10	10,286
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2042	150	153,783
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	160	166,565
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2029	275	286,441
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2030	155	161,404
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	425	442,439
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2032	270	280,809
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2034	215	223,149
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2027	40	41,064
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2029	60	61,626
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2030	55	56,485
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2031	160	164,320
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2032	10	10,264
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2033	120	123,085
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2034	20	20,501
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2035	70	71,697
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2036	40	40,926
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2038	10	10,209
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2039	85	86,711
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2040	80	81,538
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2041	80	81,436
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2042	160	162,625
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2029	50	52,080
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2033	150	155,856
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2033	185	192,222
Washington (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2034	190	197,201
Washington (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	30	31,094
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2027	40	41,064
Washington (State of), Series 2018 D, Ref. GO Bonds	5.00%	08/01/2031	110	114,514
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	110	114,514
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2027	50	51,330
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2027	40	41,449
Washington (State of), Series 2022, Ref. GO Bonds	4.00%	07/01/2027	140	143,580
Washington (State of), Series 2023 R, Ref. GO Bonds	5.00%	08/01/2027	160	166,565
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2027	85	88,284
Washington (State of), Series 2025 A, Ref. GO Bonds	5.00%	07/01/2027	5	5,193
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2027	45	46,197
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2027	25	26,026
Washington (State of), Series 2025B, Ref. GO Bonds	5.00%	07/01/2027	265	275,237
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2027	35	35,402
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2027	610	635,030
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2030	120	124,958
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2032	235	244,408
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2035	85	88,101
Washington (State of), Series R-2022D, Ref. GO Bonds	4.00%	07/01/2027	165	169,220
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2027	70	72,704
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2027	165	171,770
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2027	40	41,064
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2017 A, RB	5.00%	10/01/2047	135	136,293
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2030	30	31,047
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2031	110	113,793
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2034	150	154,706
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2036	$60	$ 61,655
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2037	60	61,515
				13,401,414
West Virginia-0.14%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2027	340	353,795
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2029	85	88,430
				442,225
Wisconsin-1.19%
Fond Du Lac (County of), WI, Series 2019 A, GO Notes	3.00%	03/01/2029	150	150,728
Green Bay Area Public School District, Series 2025, GO Bonds	5.00%	04/01/2027	5	5,152
Madison (City of), WI, Series 2020, Ref. RB	3.75%	10/01/2027	50	51,009
Middleton-Cross Plains Area School District, Series 2019 A, GO Bonds	3.25%	03/01/2036	175	175,663
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2027	185	191,265
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2028	165	170,460
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	395	408,376
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2028	210	216,948
Wisconsin (State of), Series 2017, Ref. GO Bonds(b)	5.00%	11/01/2031	15	15,490
Wisconsin (State of), Series 2017-3, Ref. GO Bonds	5.00%	11/01/2027	135	139,571
Wisconsin (State of), Series 2019 A, Ref. RB(b)	5.00%	05/01/2027	275	284,337
Wisconsin (State of), Series 2019 A, Ref. RB(b)(c)	5.00%	05/01/2027	240	248,149
Wisconsin (State of), Series 2019 A, Ref. RB(b)(c)	5.00%	05/01/2027	170	175,772
Wisconsin (State of), Series 2019 B, GO Bonds	5.00%	05/01/2040	45	46,014
Wisconsin (State of), Series 2021-1, Ref. GO Bonds	5.00%	05/01/2027	85	87,876
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2027	40	41,353
Wisconsin (State of), Series 2023, Ref. GO Bonds	5.00%	05/01/2027	85	87,876
Wisconsin (State of), Series 2024 C, GO Bonds	5.00%	05/01/2027	10	10,338
Wisconsin (State of), Series 2024, Ref. GO Bonds	5.00%	05/01/2027	95	98,214
Wisconsin (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2027	175	180,921
Wisconsin (State of) Department of Transportation, Series 2017-1, Ref. GO Bonds	5.00%	07/01/2027	170	176,385
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2027	125	129,695
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2029	15	15,553
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2027	160	166,009
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health), Series 2017, Ref. RB	5.00%	04/01/2035	75	76,659
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.20%	12/01/2037	450	461,759
				3,811,572
TOTAL INVESTMENTS IN SECURITIES(d)-98.25% (Cost $312,713,844)				314,763,775
OTHER ASSETS LESS LIABILITIES-1.75%				5,601,184
NET ASSETS-100.00%				$320,364,959

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2026
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
February 28, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.84%
Alabama-0.36%
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2028	$40	$ 42,843
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2028	280	300,585
Auburn University, Series 2018 A, RB	5.00%	06/01/2043	50	51,721
Auburn University, Series 2018 A, RB	5.00%	06/01/2048	55	56,076
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	5	5,074
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 B, RB	5.00%	07/01/2043	300	307,808
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2028	120	127,621
Jefferson County Board of Education, Series 2018, Revenue Wts.	5.00%	02/01/2046	100	101,376
				993,104
Alaska-0.10%
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2028	245	260,787
North Slope (Borough of), AK, Series 2025, GO Bonds	5.00%	06/30/2028	25	26,605
				287,392
Arizona-1.57%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2028	5	5,364
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2028	150	159,783
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2019, RB	5.00%	11/01/2044	10	10,273
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2023, RB	5.00%	11/01/2028	30	31,612
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(b)	5.00%	07/01/2028	15	15,901
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2028	75	78,693
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2017 A, RB	5.00%	01/01/2041	250	257,099
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2019 A, Ref. RB	5.00%	09/01/2036	220	231,489
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2019 A, Ref. RB	5.00%	09/01/2037	160	167,793
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2019 A, Ref. RB	5.00%	09/01/2042	50	51,776
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2028	50	53,120
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2028	150	159,360
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2030	60	63,712
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2031	225	238,720
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2032	65	68,904
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2033	100	105,846
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2034	495	523,047
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2035	55	58,010
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2036	65	68,468
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	4.00%	07/01/2038	5	5,076
Mesa (City of), AZ, Series 2014, Ref. RB	3.00%	07/01/2028	30	30,005
Phoenix (City of), AZ Industrial Development Authority (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018, Ref. RB	5.00%	07/01/2037	80	81,592
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2028	55	57,039
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2028	35	35,840
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2028	135	142,096
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2030	$215	$ 226,325
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2031	50	52,602
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2032	80	84,104
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2033	335	351,674
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2034	75	78,606
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2035	60	62,776
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2036	175	182,730
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2037	425	442,824
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2038	35	36,408
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2039	115	119,427
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2028	25	26,314
				4,364,408
Arkansas-0.06%
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2033	65	68,517
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2034	90	94,611
				163,128
California-16.25%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2028	20	21,722
Bay Area Toll Authority, Series 2023 F-1, RB	5.00%	04/01/2028	140	149,531
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2028	10	10,677
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2028	80	85,412
Brentwood Union School District (Election of 2016), Series 2018, GO Bonds	4.00%	08/01/2048	190	187,055
Cabrillo Unified School District (Election of 2018), Series 2020 B, GO Bonds	5.00%	08/01/2050	75	76,645
California (State of), Series 2003, GO Bonds, (INS - AMBAC)(b)	5.00%	02/01/2028	25	26,465
California (State of), Series 2017, GO Bonds	5.00%	08/01/2028	25	26,070
California (State of), Series 2017, GO Bonds	5.00%	11/01/2028	50	52,513
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	210	218,989
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	75	78,210
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2028	320	336,085
California (State of), Series 2018, GO Bonds	5.00%	10/01/2028	195	210,073
California (State of), Series 2018, GO Bonds	5.00%	10/01/2030	600	645,766
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2028	360	386,065
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2030	135	144,674
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2036	150	159,149
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2037	225	238,132
California (State of), Series 2019, GO Bonds	5.00%	11/01/2028	250	269,933
California (State of), Series 2019, GO Bonds	5.00%	11/01/2031	175	188,616
California (State of), Series 2019, GO Bonds	5.00%	11/01/2032	315	338,905
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	395	419,717
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	575	610,980
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2028	150	161,595
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2034	260	278,695
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2036	580	618,435
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2037	200	212,694
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2039	60	63,425
California (State of), Series 2020, GO Bonds	3.00%	03/01/2028	15	15,264
California (State of), Series 2020, GO Bonds	4.00%	03/01/2028	20	20,832
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	520	561,460
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	205	221,345
California (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	225	242,392
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2028	195	209,599
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2028	175	188,527
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2028	355	384,169
California (State of), Series 2022, GO Bonds	5.00%	04/01/2028	275	292,208
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2028	80	83,908
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2028	320	345,514
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	550	588,205
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2023 A, Ref. GO Bonds	5.00%	09/01/2028	$35	$ 37,620
California (State of), Series 2023, GO Bonds	5.00%	10/01/2028	90	96,957
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2028	100	107,487
California (State of), Series 2024, GO Bonds	5.00%	08/01/2028	290	310,997
California (State of), Series 2024, GO Bonds	5.00%	09/01/2028	80	85,990
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2028	470	504,030
California (State of), Series 2025, GO Bonds	5.00%	03/01/2028	45	47,751
California (State of) (Bid Group A), Series 2018, GO Bonds	5.00%	10/01/2048	250	257,324
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College), Series 2018, RB	5.25%	05/01/2053	20	20,193
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College), Series 2018, RB	5.25%	05/01/2043	100	102,332
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2028	130	141,704
California (State of) Department of Water Resources (Central Valley), Series 2018, Ref. RB	5.00%	12/01/2028	100	109,003
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2028	100	109,003
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2028	115	125,354
California (State of) Department of Water Resources (Central Valley), Series 2025 BG, RB	5.00%	12/01/2028	15	16,350
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2043	300	305,510
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2048	60	60,378
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	95	95,471
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2024, RB	5.00%	12/01/2028	150	159,216
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2028	15	15,800
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)(c)	5.00%	01/01/2028	25	26,393
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)(c)	5.00%	01/01/2028	115	121,471
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)(c)	5.00%	01/01/2028	175	184,847
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2028	110	117,498
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2029	150	160,226
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2030	70	74,761
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2031	100	106,776
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2032	55	58,699
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2033	55	58,625
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2034	10	10,648
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2035	115	122,205
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2028	10	10,849
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts), Series 2017, Ref. RB	5.00%	01/01/2028	320	336,169
California (State of) Infrastructure & Economic Development Bank (The Broad) (Green Bonds), Series 2021, Ref. RB	5.00%	06/01/2028	115	123,472
California (State of) Infrastructure & Economic Development Bank (The J. Paul Getty Trust), Series 2023, Ref. RB	5.00%	04/01/2028	15	16,021
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	260	269,865
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	165	168,766
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2038	$10	$ 10,387
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2043	25	25,543
California (State of) Municipal Finance Authority (Emerson College), Series 2017 B, Ref. RB	5.00%	01/01/2042	150	151,320
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018 A, RB	5.00%	06/01/2048	240	246,930
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018, RB	5.00%	06/01/2043	115	119,998
California (State of) Municipal Finance Authority (Pomona College), Series 2017, Ref. RB(a)(c)	4.00%	01/01/2028	30	31,189
California (State of) Public Finance Authority (Sharp Healthcare), Series 2024, Ref. RB	5.00%	08/01/2028	55	59,212
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2028	20	21,149
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2028	60	64,344
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2028	140	146,690
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2028	150	161,960
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2028	220	235,929
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2028	255	275,952
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2028	230	247,220
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2028	45	48,369
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018 A, Ref. RB	5.00%	03/01/2048	10	10,084
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	5.00%	07/01/2048	340	348,688
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2038	25	25,993
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.25%	01/01/2043	10	10,073
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2043	345	354,918
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.38%	01/01/2048	30	30,013
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	265	269,320
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2034	200	215,729
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2035	140	150,601
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2036	185	198,449
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2037	10	10,696
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2038	20	21,312
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2039	5	5,308
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	235	246,140
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	150	154,411
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds(a)(c)	3.00%	06/01/2028	15	15,336
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds(a)(c)	4.00%	06/01/2028	160	167,151
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds(a)(c)	5.00%	06/01/2028	150	159,986
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2028	50	51,581
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2028	25	26,033
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2028	5	5,369
East Side Union High School District, Series 2024 A, Ref. GO Bonds, (INS - AGI)(b)	5.00%	08/01/2028	25	26,939
El Camino Community College District Fountation (The) (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2048	155	159,513
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2044	5	5,186
Hartnell Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2045	75	63,022
Hayward Unified School District, Series 2019 A, GO Bonds, (INS - BAM)(b)	5.00%	08/01/2044	120	124,746
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2028	5	5,386
Los Angeles (City of), CA, Series 2018 A, RB	5.00%	06/01/2048	400	409,908
Los Angeles (City of), CA, Series 2018 B, Ref. RB	5.00%	06/01/2028	70	75,092
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2028	370	396,917
Los Angeles (City of), CA Department of Airports, Series 2019 C, Ref. RB	5.00%	05/15/2028	65	69,739
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2028	70	75,104
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Airports, Series 2025, Ref. RB	5.00%	05/15/2028	$15	$ 16,094
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	220	231,043
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	290	298,400
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2028	105	112,655
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2043	50	51,281
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2028	195	204,573
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2029	5	5,242
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2030	110	115,267
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2031	110	115,169
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2032	100	104,425
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2033	135	140,757
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2034	35	36,437
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2036	5	5,185
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2037	215	222,504
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2038	190	196,272
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2031	185	196,006
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2032	65	68,640
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2033	185	194,982
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2035	200	209,926
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2036	110	115,156
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2037	290	302,793
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2038	5	5,209
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	465	480,040
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2033	105	110,665
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2034	145	152,530
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2035	115	120,708
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2036	30	31,406
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2037	230	240,146
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2038	20	20,834
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2039	180	186,922
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	190	196,145
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2028	25	26,554
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2028	100	103,889
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2028	35	37,176
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, Ref. RB	5.00%	07/01/2028	40	42,487
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2028	80	84,973
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2028	25	26,554
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2028	145	154,014
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB	5.00%	07/01/2028	1,050	1,101,546
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2028	45	46,929
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2032	125	133,811
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2033	255	272,545
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2034	80	85,377
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2028	50	53,718
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2028	100	107,707
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2030	90	96,745
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2031	315	337,823
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2037	60	63,565
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2038	85	89,823
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2039	120	126,568
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	490	513,153
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	07/01/2035	25	26,626
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2028	565	606,232
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2028	60	64,624
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2028	$40	$ 43,192
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2028	220	237,554
Los Angeles Community College District (Election of 2016), Series 2024 E, GO Bonds	5.00%	08/01/2028	50	53,990
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	170	178,117
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	80	81,931
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2028	150	161,168
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2028	220	236,379
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2028	205	220,263
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2028	145	155,795
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2028	125	134,306
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2028	245	263,241
Los Angeles Unified School District (Election of 2005), Series 2018 M, GO Bonds	5.25%	07/01/2042	50	52,178
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2028	1,035	1,095,779
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2029	100	105,832
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2030	100	105,712
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2031	545	575,241
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2032	5	5,268
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2033	110	115,803
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2034	140	147,263
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2035	155	162,814
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2036	80	83,857
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2037	50	52,319
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2038	150	156,779
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	915	954,860
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, (INS - BAM)(b)	5.00%	07/01/2031	15	15,846
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2028	45	48,350
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2028	45	48,350
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2028	110	118,190
Los Rios Community College District, Series 2025, Ref. GO Bonds	5.00%	08/01/2028	40	43,152
Metropolitan Water District of Southern California, Series 2018 B, RB	5.00%	09/01/2028	180	194,393
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2028	150	162,702
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	3.00%	07/01/2028	175	179,100
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGI)(b)	5.00%	08/01/2043	100	103,458
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2028	20	20,594
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	80	82,739
Palo Alto Unified School District (Election of 2018), Series 2025, GO Bonds	5.00%	08/01/2028	70	75,516
Pasadena Unified School District (Election of 2020), Series 2023 C, GO Bonds	5.00%	08/01/2028	60	64,654
Pittsburg Unified School District Financing Authority (Pittsburg Unified School District Bond Program), Series 2019, RB, (INS - AGI)(b)	5.00%	09/01/2047	25	25,650
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGI)(b)	5.13%	09/01/2028	70	75,918
Redwood City School District (Election of 2015), Series 2018, GO Bonds	5.25%	08/01/2044	200	208,833
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2028	135	142,552
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2028	70	75,499
Roseville Natural Gas Financing Authority, Series 2007, RB	5.00%	02/15/2028	15	15,702
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	185	192,507
Sacramento (City of), CA (Convention Center Complex), Series 2018, RB	5.00%	06/01/2048	50	51,389
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2028	160	172,809
Sacramento (City of), CA Municipal Utility District, Series 2017 E, Ref. RB	5.00%	08/15/2028	45	48,603
Sacramento (City of), CA Municipal Utility District, Series 2018 F, Ref. RB	5.00%	08/15/2028	90	97,205
Sacramento (City of), CA Municipal Utility District, Series 2021 I, Ref. RB	5.00%	08/15/2028	80	86,405
Sacramento (City of), CA Municipal Utility District, Series 2022 J, Ref. RB	5.00%	08/15/2028	45	48,603
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2028	55	59,859
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2028	65	70,742
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2028	115	124,707
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	185	193,243
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	75	78,301
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2028	$30	$ 32,578
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2028	85	90,877
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	05/01/2028	285	303,762
San Diego Unified School District (Election of 1998), Series 2006 G-1, Ref. GO Bonds, (INS - AGI)(b)	5.25%	07/01/2028	215	232,847
San Diego Unified School District (Election of 1998), Series 2006, Ref. GO Bonds, (INS - AGI)(b)	5.25%	07/01/2028	75	81,226
San Diego Unified School District (Election of 1998), Series 2024 A, GO Bonds	5.00%	07/01/2028	40	43,045
San Diego Unified School District (Election of 1998), Series 2025, Ref. GO Bonds	5.00%	07/01/2028	90	96,851
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2028	165	177,560
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2030	95	102,087
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2031	270	289,713
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	4.00%	06/15/2032	145	150,863
San Francisco (City & County of), CA, Series 2022, Ref. GO Bonds	5.00%	06/15/2028	25	26,873
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2028	30	32,248
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	110	112,743
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2028	120	128,411
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2022, Ref. RB	5.00%	05/01/2028	35	37,453
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2028	10	10,847
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2028	95	100,016
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	185	185,656
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 B, Ref. RB	5.00%	10/01/2043	225	233,269
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2028	120	130,161
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2028	45	45,873
San Francisco Bay Area Rapid Transit District, Series 2025, GO Bonds	5.00%	08/01/2028	15	16,189
San Francisco Bay Area Rapid Transit District, Series 2025, Ref. GO Bonds	5.00%	08/01/2028	40	43,172
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2028	45	48,667
San Leandro Unified School District (Election of 2020), Series 2020 A, GO Bonds, (INS - BAM)(b)	4.00%	08/01/2043	55	55,175
San Lorenzo Unified School District, Series 2021, GO Bonds	4.00%	08/01/2047	80	79,249
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	150	156,214
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	185	192,339
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2028	50	53,940
Santa Clara (County of), CA Financing Authority, Series 2018 A, RB	4.00%	04/01/2043	20	20,131
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2028	95	101,528
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	20	20,844
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2028	135	142,801
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023, RB	5.00%	07/01/2028	10	10,622
Southern California Public Power Authority (Windy), Series 2023 B, Ref. RB	5.00%	07/01/2028	50	53,108
Sweetwater Union High School District, Series 2024, Ref. GO Bonds	5.00%	08/01/2028	40	43,044
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2028	50	51,799
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2028	25	26,101
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2030	80	83,613
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2031	35	36,513
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2031	5	5,319
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2032	40	42,519
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2033	50	53,083
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2034	275	291,562
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2035	120	126,971
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2036	115	121,405
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2037	65	68,446
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2038	30	31,520
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	480	500,298
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	145	149,173
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	565	579,829
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2018 O, Ref. RB	5.00%	05/15/2040	$5	$ 5,230
University of California, Series 2018, Ref. RB	5.00%	05/15/2028	30	31,925
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2028	5	5,321
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2028	40	42,584
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2028	455	484,397
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2028	85	90,492
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2030	35	36,565
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2031	155	164,815
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2034	20	21,196
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2035	130	137,495
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2036	100	105,525
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2037	95	99,994
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2038	240	252,054
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2039	50	52,409
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	285	296,928
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	390	401,057
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	310	316,190
Vernon (City of), CA, Series 2021 A, RB	5.00%	04/01/2028	100	104,999
				45,274,719
Colorado-2.12%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2028	355	387,698
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2043	30	31,986
Arkansas River Power Authority, Series 2018 A, Ref. RB	5.00%	10/01/2038	70	72,275
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2028	195	210,142
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2030	25	26,864
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2031	185	198,390
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2032	75	80,149
Colorado (State of), Series 2018 A, COP	4.00%	12/15/2033	5	5,169
Colorado (State of), Series 2018 A, COP	4.00%	12/15/2034	465	479,234
Colorado (State of), Series 2018 A, COP	4.00%	12/15/2036	10	10,278
Colorado (State of), Series 2018 M, Ref. COP	5.00%	03/15/2031	130	137,181
Colorado (State of), Series 2018 N, COP	5.00%	03/15/2037	15	15,661
Colorado (State of), Series 2018 N, COP	5.00%	03/15/2038	345	359,428
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2028	100	107,765
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2028	45	48,494
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018 A, RB	5.00%	11/15/2048	30	30,487
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2028	35	36,964
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2028	90	95,051
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2028	10	10,494
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2028	120	129,016
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021, Ref. RB	5.00%	11/01/2028	130	139,768
Colorado Springs (City of), CO, Series 2018 A-4, RB	5.00%	11/15/2048	225	230,773
Denver (City & County of), CO, Series 2018 B, Ref. RB	5.00%	12/01/2043	15	15,576
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	380	406,397
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2028	45	48,368
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2028	40	42,961
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2028	40	43,030
Denver City & County School District No. 1, Series 2018 A, GO Bonds	5.50%	12/01/2028	45	47,667
Denver City & County School District No. 1, Series 2021 B, Ref. GO Bonds	4.00%	12/01/2028	60	62,970
Denver City & County School District No. 1, Series 2025 D, Ref. GO Bonds	5.00%	12/01/2028	10	10,780
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2028	50	53,854
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2037	25	26,445
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2038	30	31,656
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2028	75	80,028
Fort Collins (City of), CO, Series 2018 A, RB	5.00%	12/01/2042	15	15,576
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2030	110	118,480
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2031	$85	$ 91,343
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2032	135	144,684
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2033	90	96,248
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2034	120	128,034
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2035	10	10,641
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2038	15	15,828
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2031	170	182,686
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2033	50	51,852
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2034	170	181,382
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2035	70	72,163
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2036	110	112,966
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2037	95	100,493
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2039	10	10,541
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	100	102,566
Metro Water Recovery, Series 2025 A, Ref. RB	5.00%	04/01/2028	45	47,655
University of Colorado, Series 2017 A-2, Ref. RB(a)(c)	4.00%	06/01/2028	160	166,971
University of Colorado, Series 2017 A-2, Ref. RB(a)(c)	4.00%	06/01/2028	85	88,704
University of Colorado, Series 2017 A-2, Ref. RB(a)(c)	4.00%	06/01/2028	20	20,871
University of Colorado, Series 2017 A-2, Ref. RB(a)(c)	5.00%	06/01/2028	80	85,234
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2028	125	133,008
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2030	85	90,274
University of Colorado, Series 2017 A-2, Ref. RB(a)	4.00%	06/01/2038	5	5,160
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2039	90	91,397
University of Colorado, Series 2024 A, Ref. RB	5.00%	10/01/2028	30	32,201
Westminster Public Schools, Series 2019, COP, (INS - AGI)(b)	5.00%	12/01/2048	5	5,122
				5,915,079
Connecticut-2.73%
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2033	35	36,919
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2034	30	31,585
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2035	75	78,814
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2037	40	41,831
Connecticut (State of), Series 2018 A, Ref. GO Bonds	5.00%	04/15/2028	70	74,235
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2028	275	295,177
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2030	105	112,460
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2031	480	513,506
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2032	145	154,790
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2034	30	31,888
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2035	115	121,922
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2036	35	36,997
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2038	65	68,366
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2028	40	42,606
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2030	40	42,538
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2032	595	631,023
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2028	25	26,804
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2031	55	58,778
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2032	135	143,975
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2033	75	79,842
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2035	10	10,593
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2037	100	105,333
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2028	60	64,329
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2028	100	106,050
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2028	155	163,532
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2028	30	31,627
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2028	120	125,040
Connecticut (State of), Series 2020, RB	5.00%	05/01/2028	320	339,756
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2028	230	238,276
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2028	180	191,113
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2028	$150	$ 161,351
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2028	95	98,418
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2028	180	192,986
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2028	240	258,420
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2028	165	177,664
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2028	35	37,324
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2028	95	101,530
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2028	165	175,956
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2028	175	184,490
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2028	30	31,992
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2028	55	58,652
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2028	70	74,053
Connecticut (State of), Series 2024 E, Ref. GO Bonds	5.00%	09/01/2028	10	10,711
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2028	15	16,151
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2028	150	158,850
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2028	20	21,560
Connecticut (State of), Series 2025 C, GO Bonds	5.00%	08/15/2028	5	5,349
Connecticut (State of) (Social Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2028	115	122,761
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2032	90	94,438
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2036	85	88,540
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2038	155	160,756
Connecticut (State of) (Transportation Infrastructure), Series 2018 B, RB	5.00%	10/01/2033	115	122,481
Connecticut (State of) (Transportation Infrastructure), Series 2018 B, RB	5.00%	10/01/2037	5	5,270
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2028	145	152,675
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2030	185	194,500
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2031	110	115,562
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2033	360	377,113
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2034	140	146,418
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2035	50	52,194
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2037	25	25,971
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB(a)	5.00%	07/01/2028	20	21,271
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2028	5	5,332
Connecticut (State of) (Transportation Infrastructure), Series 2022 B, Ref. RB	5.00%	07/01/2028	25	26,660
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2024 A, Ref. RB	5.00%	07/01/2028	5	5,325
University of Connecticut, Series 2018 A, RB	4.00%	04/15/2038	20	20,311
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	100	103,643
				7,606,383
Delaware-0.31%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2028	110	115,884
Delaware (State of), Series 2019, GO Bonds	5.00%	02/01/2028	39	41,180
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2028	40	42,139
Delaware (State of) Health Facilities Authority (Beebe Medical Center), Series 2018, RB	5.00%	06/01/2050	450	433,103
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2028	225	239,939
				872,245
District of Columbia-1.38%
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2028	50	51,762
District of Columbia, Series 2017 A, Ref. RB	5.00%	07/01/2037	10	10,250
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2028	110	113,877
District of Columbia, Series 2018 A, GO Bonds	5.00%	06/01/2043	260	268,606
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2030	95	100,937
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2031	130	137,865
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2032	55	58,220
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2033	55	58,085
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2028	155	166,663
District of Columbia, Series 2019 A, RB	5.00%	03/01/2028	135	142,789
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2028	100	107,416
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2020 A, RB	5.00%	03/01/2028	$45	$ 47,596
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2028	295	316,876
District of Columbia, Series 2020, RB	5.00%	12/01/2028	70	75,264
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2028	75	79,163
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2028	225	242,734
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2028	30	31,593
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2028	25	26,619
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2028	45	48,126
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2028	295	318,251
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2028	35	37,266
District of Columbia (KIPP DC), Series 2017 B, Ref. RB	5.00%	07/01/2037	25	25,625
District of Columbia (KIPP DC), Series 2017 B, Ref. RB	5.00%	07/01/2048	10	10,024
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2043	80	82,466
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	200	203,242
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2028	50	53,642
District of Columbia Water & Sewer Authority (Green Bonds), Series 2018 A, RB	5.00%	10/01/2049	125	127,026
Metropolitan Washington Airports Authority, Series 2019 A, Ref. RB	5.00%	10/01/2044	230	237,213
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2010, RB, (INS - AGI)(b)	6.50%	10/01/2044	50	53,313
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2028	170	177,203
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2028	15	15,550
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2028	140	149,046
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2028	240	255,508
				3,829,816
Florida-2.27%
Brevard County School District, Series 2024 A, Ref. COP	5.00%	07/01/2028	45	47,840
Broward (County of), FL, Series 2025, Ref. RB	5.00%	10/01/2028	5	5,363
Broward (County of), FL School District, Series 2019 A, Ref. COP	5.00%	07/01/2028	220	233,058
Broward (County of), FL School District, Series 2025 A, Ref. COP, (INS - AGI)(b)	5.00%	07/01/2028	30	31,809
Canaveral Port Authority, Series 2018 B, RB	5.00%	06/01/2048	40	40,568
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2043	20	20,761
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	185	188,898
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(b)	5.00%	07/01/2028	225	239,674
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	25	25,339
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(b)	5.00%	07/01/2028	320	340,193
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2028	190	202,123
Florida (State of), Series 2018, GO Bonds	4.00%	07/01/2043	22	22,252
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2028	108	114,993
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2028	175	186,331
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2028	130	139,662
Florida (State of) Department of Transportation, Series 2020 A, Ref. RB	5.00%	07/01/2028	140	149,296
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2028	105	111,972
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	4.00%	10/01/2028	45	45,845
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2028	160	167,084
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2043	50	51,809
Hillsborough (County of), FL School Board (Master Lease Program), Series 2017, Ref. COP	5.00%	07/01/2028	160	165,925
Hillsborough (County of), FL School Board (Master Lease Program), Series 2018, Ref. COP	5.00%	07/01/2030	260	276,248
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2028	50	53,538
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2028	130	135,351
JEA Electric System, Third Series 2024 A, Ref. RB, (INS - AGI)(b)	5.00%	10/01/2028	90	96,392
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2028	65	67,930
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2028	135	141,555
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2028	180	187,798
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2043	115	119,015
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(b)	5.25%	04/01/2028	15	15,863
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2018 A, RB	5.00%	04/01/2053	170	171,553
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2028	$70	$ 74,953
Orange (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	08/01/2028	35	37,295
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	820	837,839
Palm Beach County School District, Series 2017 B, Ref. COP	5.00%	08/01/2028	175	186,388
Palm Beach County School District, Series 2018 B, Ref. COP	5.00%	08/01/2028	180	191,714
Pasco (County of), FL School Board, Series 2018 A, COP, (INS - BAM)(b)	5.00%	08/01/2043	65	67,263
Polk County School District, Series 2020 A, Ref. COP	5.00%	01/01/2028	110	115,416
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 A, Ref. RB	5.00%	03/15/2042	300	308,854
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	5.00%	07/01/2038	20	20,807
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	5.00%	07/01/2041	250	257,891
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2028	45	46,755
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 B, Ref. RB	4.00%	07/01/2042	130	130,652
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	150	152,960
Tampa (City of), FL (Green Bonds), Series 2018, RB	5.25%	05/01/2043	100	103,930
				6,328,755
Georgia-1.25%
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(b)	5.75%	11/01/2028	95	104,052
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2028	65	67,983
Atlanta (City of), GA, Series 2020 A, Ref. RB	5.00%	07/01/2028	60	63,927
Columbia (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	04/01/2028	50	53,023
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2028	20	21,457
Douglas (County of), GA School District, Series 2025, GO Bonds	5.00%	04/01/2028	45	47,683
Forsyth (County of), GA, Series 2025 A, GO Bonds	5.00%	03/01/2028	20	21,146
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2028	35	35,819
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2028	75	77,000
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2028	90	93,542
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2028	110	117,382
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2030	100	106,767
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2031	40	42,662
Georgia (State of), Series 2018 A, GO Bonds	3.00%	07/01/2033	160	161,263
Georgia (State of), Series 2018 A, GO Bonds	4.00%	07/01/2034	60	62,128
Georgia (State of), Series 2018 A, GO Bonds	4.00%	07/01/2035	25	25,830
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2028	125	133,388
Georgia (State of), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2028	80	83,557
Georgia (State of), Series 2023 A, GO Bonds	5.00%	07/01/2028	10	10,671
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2028	55	56,948
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	285	304,798
Georgia (State of) (Bidding Group 1), Series 2021 A-1, Ref. GO Bonds	5.00%	07/01/2028	110	117,382
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2028	70	74,697
Georgia (State of) Local Government, Series 1998 A, COP, (INS - NATL)(b)	4.75%	06/01/2028	455	469,392
Georgia (State of) Municipal Electric Authority, Series 2018 HH, Ref. RB	5.00%	01/01/2044	215	219,627
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019 A, RB	5.00%	01/01/2034	400	421,442
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2028	105	111,922
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2028	120	127,497
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2028	130	137,191
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2028	100	104,386
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2028	10	10,622
				3,485,184
Hawaii-1.03%
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2028	30	31,022
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2028	205	214,423
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2028	315	331,732
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2030	195	205,199
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2031	165	173,435
Hawaii (State of), Series 2018 FT, GO Bonds	4.00%	01/01/2032	35	35,953
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2032	$55	$ 57,751
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2033	30	31,455
Hawaii (State of), Series 2018 FT, GO Bonds	4.00%	01/01/2034	20	20,458
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2034	115	120,423
Hawaii (State of), Series 2018 FT, GO Bonds	3.25%	01/01/2035	25	25,068
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2035	205	214,333
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2036	10	10,438
Hawaii (State of), Series 2018 FT, GO Bonds	4.00%	01/01/2037	30	30,524
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2037	10	10,421
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2038	15	15,603
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2028	115	121,108
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2028	105	112,974
Honolulu (City & County of), HI (Green Bonds), Series 2018 A, RB	5.00%	07/01/2037	155	161,207
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2028	120	128,559
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2030	150	160,435
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2028	175	185,027
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021 E, GO Bonds	5.00%	03/01/2028	215	227,318
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2028	230	243,178
				2,868,044
Idaho-0.19%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2018, Ref. RB	5.00%	03/01/2037	190	200,735
Idaho State Building Authority, Series 2024 A, GO Bonds	5.00%	06/01/2028	105	111,727
Idaho State Building Authority (Schools Modernization), Series 2025, RB	5.00%	06/01/2028	200	212,813
				525,275
Illinois-3.90%
Champaign (County of), IL Community Unit School District No. 4, Series 2020 A, GO Bonds	5.00%	01/01/2032	45	47,159
Champaign (County of), IL Community Unit School District No. 4, Series 2020 A, GO Bonds	5.00%	01/01/2033	80	83,717
Chicago (City of), IL (O’Hare International Airport), Series 2017 E, RB	5.25%	01/01/2028	75	76,896
Chicago (City of), IL (O’Hare International Airport), Series 2022 D, Ref. RB	5.00%	01/01/2028	160	167,819
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2028	75	78,665
Chicago (City of), IL Board of Education, Series 2018, RB	5.00%	04/01/2042	320	323,036
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2028	60	64,496
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(b)	5.00%	01/01/2028	15	15,747
Chicago (City of), IL Park District, Series 2023 C, Ref. GO Bonds	5.00%	01/01/2028	15	15,739
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2028	20	21,114
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2028	75	80,102
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2028	170	177,188
Cook Kane Lake & McHenry Counties Community College District No. 512, Series 2020, GO Bonds	4.00%	12/15/2030	160	166,697
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2028	330	337,808
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2028	10	10,443
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2028	930	969,286
Illinois (State of), Series 2018 A, GO Bonds	6.00%	05/01/2028	40	43,061
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2030	35	36,877
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2031	15	15,768
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2032	75	78,665
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2033	145	151,700
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2034	245	255,817
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2035	250	260,440
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2036	45	46,752
Illinois (State of), Series 2018 A, GO Bonds	4.63%	05/01/2037	135	137,663
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2039	25	25,764
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2040	25	25,695
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2043	100	101,925
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	260	277,075
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2030	100	106,251
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	110	115,920
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2028	$25	$ 26,642
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	155	164,689
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2031	210	222,517
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2032	270	285,279
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2033	385	405,720
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2028	10	10,682
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2028	550	586,121
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2028	135	141,952
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2028	45	48,134
Illinois (State of), Series 2021 C, Ref. GO Bonds	4.00%	03/01/2028	5	5,147
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2028	35	36,802
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2028	60	63,334
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2028	5	5,278
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2028	100	105,939
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2028	70	73,889
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2028	95	99,696
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2028	20	21,190
Illinois (State of), Series 2025 B, GO Bonds	5.25%	09/01/2028	25	26,755
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2028	70	71,697
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2018, Ref. RB(a)(c)	4.25%	01/01/2028	355	368,381
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2018, Ref. RB(a)(c)	5.00%	01/01/2028	385	404,667
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2042	25	25,646
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017 A, Ref. RB	5.00%	07/15/2028	75	78,604
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	5.00%	12/01/2028	85	91,227
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2018 A, Ref. RB	5.00%	05/15/2032	145	153,509
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 B, Ref. RB	5.00%	04/01/2028	115	121,326
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2028	105	112,130
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2028	295	304,834
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2039	300	311,659
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	775	800,270
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2028	70	73,692
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2028	275	289,505
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2028	155	163,176
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2028	160	168,439
Sales Tax Securitization Corp., Series 2017, Ref. RB	5.00%	01/01/2028	55	57,708
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2032	25	26,075
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2028	175	183,617
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2028	225	236,079
Southwestern Illinois Development Authority (Hospital Sisters Services, Inc.), Series 2017, RB	5.00%	02/15/2028	15	15,723
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(b)	5.00%	03/01/2028	70	73,504
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2028	85	89,712
				10,866,231
Indiana-0.88%
Hammond Multi-School Building Corp., Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2038	60	61,974
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2028	355	377,099
Indiana (State of) Finance Authority, Series 2018 A, RB	5.00%	02/01/2035	65	68,045
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2028	95	101,772
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2028	15	15,663
Indiana (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	02/01/2028	140	147,717
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2033	175	183,501
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2034	15	15,711
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, Ref. RB	5.00%	02/01/2028	20	21,102
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2030	55	57,805
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2031	180	188,742
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2032	250	261,844
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2033	$135	$ 141,033
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2034	55	57,315
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2042	35	36,103
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2030	210	224,265
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2032	95	101,055
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2033	60	63,600
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2034	120	126,903
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2035	20	21,094
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2037	15	15,734
Indianapolis Local Public Improvement Bond Bank, Series 2017, Ref. RB	5.00%	01/01/2040	135	140,024
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB	5.00%	01/15/2028	10	10,508
				2,438,609
Iowa-0.17%
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2028	195	202,918
Iowa (State of) Finance Authority (Green Bonds), Series 2019 A, Ref. RB	5.00%	08/01/2032	245	261,212
				464,130
Kansas-0.15%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2028	265	283,633
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2028	60	64,219
Lawrence (City of), KS ( (Lawrence Memorial Hospital), Series 2018 A, Ref. RB	5.00%	07/01/2043	80	81,281
				429,133
Kentucky-0.61%
Kentucky (Commonwealth of), Series 2018, COP	5.00%	04/15/2038	120	124,918
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB	5.00%	05/01/2035	10	10,482
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB	5.00%	05/01/2036	200	208,970
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB	5.00%	05/01/2037	325	338,529
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB, (INS - BAM)(b)	5.00%	05/01/2032	40	42,277
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB, (INS - BAM)(b)	5.00%	05/01/2034	210	221,168
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2028	40	42,919
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2028	45	48,196
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2028	70	74,027
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2028	85	88,106
Kentucky Bond Development Corp. (Centre College), Series 2018, RB	4.50%	06/01/2048	145	140,390
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023, Ref. RB	5.00%	10/01/2028	20	21,311
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2018 A, Ref. RB	4.00%	05/15/2038	340	344,855
				1,706,148
Louisiana-0.17%
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2028	60	63,330
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2028	105	112,224
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2030	115	122,552
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2031	90	95,789
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2028	55	58,784
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City), Series 2018, RB	4.00%	12/01/2043	5	5,021
New Orleans (Port of), LA Board of Commissioners, Series 2018 A, RB, (INS - AGI)(b)	5.00%	04/01/2048	5	5,070
				462,770
Maine-0.12%
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2043	250	256,479
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2048	60	60,864
Maine (State of) Turnpike Authority, Series 2018, RB	5.00%	07/01/2047	20	20,429
				337,772
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-2.73%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2028	$125	$ 132,078
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2031	15	15,830
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	4.00%	02/15/2032	40	41,260
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2028	100	105,859
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2028	195	208,498
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2030	90	96,119
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2031	220	234,594
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2032	200	207,571
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2033	10	10,360
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	390	416,996
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2028	25	25,755
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2028	105	109,315
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2028	300	317,577
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2030	20	21,159
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2031	150	158,483
Maryland (State of), Series 2022 C, Ref. GO Bonds	4.00%	03/01/2028	10	10,366
Maryland (State of), Series 2022 D, Ref. GO Bonds	4.00%	08/01/2028	160	167,057
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2028	55	58,549
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2028	225	239,517
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2028	510	545,303
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2028	115	122,960
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2028	365	386,385
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	225	240,575
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2028	15	15,862
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2028	20	21,172
Maryland (State of) (Bidding Group 2), Series 2025 B, Ref. GO Bonds	5.00%	08/01/2028	125	133,653
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2028	150	156,480
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2028	130	135,922
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2028	95	101,995
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2028	70	75,154
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2028	185	199,478
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2028	55	59,304
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2037	30	31,359
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2042	200	206,823
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	525	533,726
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2028	50	53,308
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2028	10	10,664
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2028	80	86,119
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2031	15	16,110
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2032	35	37,524
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2028	90	96,884
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2028	135	141,051
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2028	125	131,170
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2028	145	155,072
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2028	20	21,576
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2028	10	10,077
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2028	145	154,855
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2031	100	106,638
Prince George’s (County of), MD, Series 2018 A, GO Bonds	4.00%	07/15/2032	155	160,775
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2033	10	10,631
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2034	10	10,612
Prince George’s (County of), MD, Series 2018 A, GO Bonds	4.00%	07/15/2035	10	10,301
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2028	105	112,136
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2028	120	128,156
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2030	165	176,143
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2031	$45	$ 47,987
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2032	30	31,948
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2028	285	305,708
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2028	50	50,337
				7,608,876
Massachusetts-3.49%
Lincoln (Town of), MA, Series 2019, GO Bonds	4.00%	03/01/2049	150	147,586
Massachusetts (Commonwealth of), Series 2004 B, Ref. GO Bonds	5.25%	08/01/2028	65	69,976
Massachusetts (Commonwealth of), Series 2004 B, Ref. GO Bonds, (INS - AMBAC)(b)	5.25%	08/01/2028	85	91,507
Massachusetts (Commonwealth of), Series 2005, Ref. RB(a)	5.50%	01/01/2028	125	132,385
Massachusetts (Commonwealth of), Series 2014 C, GO Bonds	3.00%	07/01/2028	25	25,002
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2028	400	427,314
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2028	70	73,566
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2028	20	21,366
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2033	275	289,187
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2034	10	10,512
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2035	80	83,966
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2036	70	73,325
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2037	35	36,583
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2038	435	453,780
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2039	220	229,111
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2041	40	41,497
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2042	5	5,175
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2043	5	5,161
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2044	5	5,147
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2046	75	76,771
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2028	370	389,721
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2030	45	47,427
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2031	65	68,527
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2032	65	68,445
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2028	170	181,608
Massachusetts (Commonwealth of), Series 2018 D, GO Bonds	4.00%	05/01/2036	15	15,352
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2032	130	139,181
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2037	40	42,375
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2038	245	258,923
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.25%	09/01/2043	415	435,571
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2028	55	58,492
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2028	255	271,190
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2028	360	380,917
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2028	285	304,461
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2028	200	215,567
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2028	80	85,847
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2028	45	48,289
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2028	90	95,013
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2028	280	301,794
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2028	10	10,533
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	85	88,990
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.00%	06/01/2048	25	25,522
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2021, RB	5.00%	06/01/2041	245	256,466
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2028	115	122,989
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2028	50	53,757
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2045	260	269,074
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	220	223,975
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2028	120	128,251
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency, Series 2018, Ref. RB	5.00%	06/01/2043	$30	$ 31,006
Massachusetts (Commonwealth of) Development Finance Agency, Series 2020 A-2, Ref. RB	5.00%	07/01/2028	10	10,636
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2043	250	256,704
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2048	240	243,456
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2017 A, Ref. RB	5.00%	01/01/2040	145	147,077
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2028	5	5,379
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2028	240	251,694
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2029	10	10,490
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2030	55	57,664
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2031	285	298,670
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2032	100	104,676
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2033	140	146,320
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2034	100	104,379
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2035	80	81,324
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2036	35	35,501
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 1998 I-1, RB	5.20%	01/01/2028	90	95,136
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	5.25%	02/15/2048	375	386,373
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	300	309,098
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2028	155	163,715
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2028	20	21,073
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(b)	5.25%	08/01/2028	5	5,389
Massachusetts (Commonwealth of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	75	78,342
				9,731,276
Michigan-0.74%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(b)	5.25%	05/01/2028	115	122,227
Great Lakes Water Authority, Series 2018 A, RB	5.00%	07/01/2043	15	15,510
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2028	140	148,933
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2028	85	90,504
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	55	58,561
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	60	63,885
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2028	330	355,238
Michigan (State of), Series 2023, RB	5.00%	11/15/2028	150	161,472
Michigan (State of) Building Authority (Facilities Program), Series 2023, Ref. RB	5.00%	10/15/2028	35	37,559
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, RB	5.00%	04/15/2028	10	10,594
Michigan (State of) Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2028	5	5,362
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2028	45	47,530
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	5.00%	11/01/2043	445	459,928
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB(a)(c)	4.00%	05/15/2028	20	20,775
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB(a)(c)	4.00%	05/15/2028	120	124,652
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008, Ref. RB	5.00%	12/01/2028	15	15,725
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2028	75	77,271
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2018, RB	5.00%	12/01/2034	10	10,659
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2018, RB	5.00%	12/01/2035	$45	$ 47,828
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2018, RB	5.00%	12/01/2038	100	105,375
Wayne State University, Series 2018 A, RB	5.00%	11/15/2043	75	77,811
				2,057,399
Minnesota-1.21%
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.00%	02/15/2043	5	5,106
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2058	240	241,937
Hennepin (County of), MN, Series 2019 B, GO Bonds	5.00%	12/15/2039	10	10,568
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2028	175	188,598
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2028	115	117,548
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2028	20	21,011
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2033	115	120,241
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2034	190	198,234
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2035	85	88,440
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2036	215	223,009
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2028	100	104,530
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2028	20	20,906
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2028	40	42,691
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2030	30	32,029
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2031	60	63,995
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	265	282,213
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2033	150	159,458
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	255	270,899
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2035	200	212,006
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2036	40	42,275
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	25	26,351
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2038	420	441,655
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	100	106,727
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2028	125	133,408
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2028	40	42,782
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2028	65	69,521
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2028	5	5,283
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2028	10	10,673
Minnesota (State of), Series 2023, COP	5.00%	11/01/2028	15	16,127
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2028	25	26,682
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2028	40	42,691
				3,367,594
Mississippi-0.36%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2028	370	386,677
Mississippi (State of), Series 2019 A, RB	5.00%	10/15/2036	85	89,052
Mississippi (State of), Series 2019, RB	4.00%	10/15/2038	10	10,080
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2034	90	95,826
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2035	55	58,410
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2036	55	58,238
Mississippi (State of), Series 2021 C, GO Bonds	4.00%	10/01/2040	5	5,056
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2028	170	178,559
West Rankin Utility Authority, Series 2018, RB(a)(c)	5.00%	01/01/2028	90	94,714
West Rankin Utility Authority, Series 2018, RB(a)(c)	5.00%	01/01/2028	15	15,786
				992,398
Missouri-0.40%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2028	50	53,716
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2028	$70	$ 72,297
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	4.00%	10/01/2028	85	88,480
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2028	50	52,751
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2030	145	154,519
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2031	330	351,002
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2028	30	31,691
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	5.00%	05/01/2028	130	138,055
Missouri (State of) Highway & Transportation Commission (State Appropriations Mega), Series 2025, RB	5.00%	05/01/2028	20	21,239
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2028	5	5,338
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2030	65	67,395
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(b)	5.50%	07/01/2028	80	85,895
				1,122,378
Montana-0.47%
Forsyth (City of), MT (Countryside Phase 2 South-Facilities), Series 2023, Ref. RB	3.88%	07/01/2028	115	117,742
Montana (State of) Facility Finance Authority, Series 2018, Ref. RB	4.13%	07/01/2038	100	101,477
Montana (State of) Facility Finance Authority, Series 2018, Ref. RB	5.00%	07/01/2048	75	75,666
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2018, RB	5.00%	06/01/2048	1,000	1,010,561
				1,305,446
Nebraska-0.39%
Boys Town (Village of), NE (Boys Town), Series 2017, Ref. RB	3.00%	09/01/2028	250	252,129
Lincoln (City of), NE, Series 2020 A, RB	5.00%	09/01/2028	135	144,254
Nebraska (State of) Public Power District, Series 2023 A, Ref. RB	5.00%	07/01/2028	500	525,528
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2028	160	168,788
				1,090,699
Nevada-1.69%
Clark (County of), NV, Series 2016 B, Ref. RB	5.00%	07/01/2028	185	197,153
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2028	125	129,560
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2032	45	47,853
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2033	50	53,087
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2034	115	121,929
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2035	55	58,202
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2036	70	73,888
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2037	110	115,810
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2038	30	31,520
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2043	285	295,811
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2030	30	32,318
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2031	155	166,760
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2032	75	80,538
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2033	135	144,732
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2034	320	342,401
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2035	135	144,077
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2036	95	97,811
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2037	105	107,754
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2038	25	25,582
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2039	80	81,649
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2028	135	143,773
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	650	665,149
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2028	85	90,524
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2028	205	218,322
Clark County School District, Series 2018 A, GO Bonds	4.00%	06/15/2038	40	40,572
Clark County School District, Series 2018 B, GO Bonds, (INS - AGI)(b)	4.00%	06/15/2037	75	76,714
Clark County School District, Series 2018 B, GO Bonds, (INS - AGI)(b)	4.00%	06/15/2038	75	76,435
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2028	10	10,631
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	540	559,077
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2028	$130	$ 138,417
North Las Vegas (City of), NV, Series 2018, Ref. GO Bonds, (INS - AGI)(b)	4.00%	06/01/2041	105	106,190
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2028	190	197,391
Washoe County School District, Series 2018, GO Bonds, (INS - BAM)(b)	4.13%	10/01/2048	45	44,151
				4,715,781
New Hampshire-0.10%
New Hampshire (State of) Health and Education Facilities Authority (Dartmouth College), Series 2017, Ref. RB	5.00%	06/01/2028	170	180,775
New Hampshire (State of) Health and Education Facilities Authority (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2041	105	108,260
				289,035
New Jersey-3.57%
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	770	820,382
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(b)	5.00%	07/01/2028	275	283,685
New Jersey (State of) Economic Development Authority, Series 2018 EEE, RB(a)(c)	5.00%	12/15/2028	360	389,274
New Jersey (State of) Economic Development Authority, Series 2023, Ref. RB	5.00%	03/01/2028	125	132,011
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2035	15	15,980
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2036	130	138,070
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	210	218,947
New Jersey (State of) Economic Development Authority (State House), Series 2017, RB	4.50%	06/15/2040	10	10,224
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2028	125	129,780
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2028	20	20,765
New Jersey (State of) Educational Facilities Authority (Stevenns Institute Technology), Series 2024 A, Ref. RB	5.00%	05/15/2028	45	47,757
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2028	100	103,721
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RB	5.00%	06/15/2033	515	550,708
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RN	5.00%	06/15/2030	45	48,366
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RN	5.00%	06/15/2031	285	305,621
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RN	5.00%	06/15/2032	115	123,191
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2028	450	484,337
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2030	110	118,088
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	4.00%	12/15/2031	70	72,791
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2032	645	690,405
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2033	620	662,360
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2034	275	293,022
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2035	80	84,980
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2036	10	10,585
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	4.25%	12/15/2038	40	40,814
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, (INS - BAM)(b)	4.00%	12/15/2037	380	388,275
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB(a)(c)	5.00%	12/15/2028	145	156,709
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB(a)(c)	5.00%	12/15/2028	85	91,864
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2030	265	284,822
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2032	20	21,419
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2035	15	15,955
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2038	250	254,130
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2044	400	413,220
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB(a)(c)	5.00%	12/15/2028	30	32,423
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2032	45	48,205
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	3.75%	06/15/2033	10	10,174
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2046	215	220,547
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2028	200	215,205
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2028	80	85,025
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2028	120	127,538
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2028	55	58,456
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGI)(b)	5.25%	01/01/2028	100	105,777
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2028	135	142,071
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB(a)	5.00%	01/01/2032	$25	$ 26,208
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB(a)	5.00%	01/01/2033	60	62,800
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB(a)	5.00%	01/01/2034	75	78,404
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	4.00%	01/01/2035	165	168,790
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB(a)	5.00%	01/01/2040	295	305,325
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB(a)	5.00%	01/01/2030	20	21,018
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB(a)	5.00%	01/01/2031	280	293,890
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2035	70	71,608
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB(a)	5.00%	01/01/2035	25	26,093
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB(a)	5.00%	01/01/2036	210	218,570
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB(a)	5.00%	01/01/2037	35	36,333
New Jersey (State of) Turnpike Authority, Series 2020 D, RB	5.00%	01/01/2028	100	103,368
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2028	15	15,786
Rutgers The State University of New Jersey, Series 2018 N, RB	5.00%	05/01/2028	40	42,408
				9,938,280
New Mexico-0.39%
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2028	40	42,324
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2028	75	79,904
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2030	90	95,675
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2028	225	239,712
New Mexico (State of) Severance Tax Permanent Fund, Series 2018, RB	5.00%	07/01/2028	205	218,129
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2028	105	111,724
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2028	260	276,651
State of New Mexico Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2028	20	21,281
				1,085,400
New York-22.89%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2028	160	172,974
Build NYC Resource Corp. (The Young Men’s and Women’s Hebrew Association), Series 2024, RB	5.00%	12/01/2028	250	267,349
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2023 A, Ref. RB	5.00%	05/01/2028	15	15,897
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2028	70	71,826
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2033	90	96,013
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2034	110	117,099
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2035	125	132,852
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2037	65	68,745
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2038	15	15,830
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2039	5	5,267
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2030	205	219,649
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2031	780	834,990
Long Island (City of), NY Power Authority, Series 2019 A, RB	4.00%	09/01/2034	5	5,157
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2028	50	53,667
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2030	245	258,417
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2031	70	73,760
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2032	200	210,467
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2033	225	236,461
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2035	90	94,202
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2028	55	59,131
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2028	45	47,136
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2028	25	26,389
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2029	130	137,200
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2031	90	94,834
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2032	245	252,076
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2033	35	36,783
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2034	180	188,873
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2035	590	601,734
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2037	80	80,846
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2038	165	166,228
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB, (INS - BAM)(b)	5.00%	11/15/2031	$25	$ 26,387
Metropolitan Transportation Authority (Green Bonds), Series 2017, Ref. RB	5.00%	11/15/2028	180	193,520
Metropolitan Transportation Authority (Green Bonds), Series 2017, Ref. RB	5.00%	11/15/2030	85	89,655
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2028	90	96,760
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGI)(b)	5.00%	11/15/2044	210	216,406
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2030	20	21,219
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2031	95	100,712
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2032	100	105,939
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2033	65	68,761
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2034	50	52,846
Nassau (County of), NY, Series 2018 B, GO Bonds, (INS - AGI)(b)	5.00%	07/01/2045	10	10,345
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2028	95	102,813
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2028	5	5,346
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2033	60	63,994
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2034	30	31,997
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2037	25	26,490
New York & New Jersey (States of) Port Authority, Series 2022, Ref. RB	4.00%	12/01/2028	20	21,083
New York & New Jersey (States of) Port Authority, Teo Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2031	55	58,590
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2035	40	42,563
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2036	50	53,090
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2038	55	56,129
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	360	370,217
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2028	20	20,969
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023, Ref. RB	5.00%	12/01/2028	95	102,726
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2028	60	64,222
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2030	185	197,200
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2032	65	69,195
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2033	90	95,664
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2034	200	212,452
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2035	120	127,287
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2036	180	190,547
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2038	25	26,351
New York (City of), NY, Series 2005 1, GO Bonds	5.00%	09/01/2028	250	267,704
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2028	15	15,888
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2028	160	166,142
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2028	375	389,395
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	225	236,976
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2030	10	10,528
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	30	31,557
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2032	50	52,535
New York (City of), NY, Series 2017 C, Ref. GO Bonds	4.00%	08/01/2034	50	51,061
New York (City of), NY, Series 2017, A Ref. GO Bonds	5.00%	08/01/2029	25	26,329
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2031	5	5,273
New York (City of), NY, Series 2018 E-1, GO Bonds	5.25%	03/01/2031	10	10,594
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2032	60	63,214
New York (City of), NY, Series 2018 E-1, GO Bonds	3.25%	03/01/2033	60	60,586
New York (City of), NY, Series 2018 E-1, GO Bonds	5.25%	03/01/2034	10	10,560
New York (City of), NY, Series 2018 E-1, GO Bonds	5.25%	03/01/2035	100	105,455
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2037	35	36,599
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2038	50	52,155
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2040	25	25,967
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2028	165	176,300
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2028	285	304,519
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2028	580	623,735
New York (City of), NY, Series 2020 C, Ref. GO Bonds	5.00%	08/01/2028	510	544,929
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2028	290	309,861
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2028	90	96,164
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2028	105	112,436
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2028	$140	$ 149,588
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2028	115	122,876
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2028	45	48,082
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2028	135	144,246
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2028	275	293,834
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2028	35	37,397
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2028	10	10,579
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2028	30	31,776
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2028	25	26,712
New York (City of), NY, Subseries 2008 J-5, GO Bonds	5.00%	08/01/2028	300	320,546
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2028	170	180,065
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2033	540	577,587
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2034	365	389,746
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2035	110	117,185
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2036	85	90,312
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2037	30	31,798
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2038	130	137,375
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2039	165	173,863
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	115	120,779
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2041	180	188,865
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	10	10,456
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2043	50	52,079
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	40	41,504
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2033	270	284,610
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2034	340	358,027
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2035	235	247,103
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2036	110	115,443
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2037	25	26,183
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2038	65	67,903
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2039	100	104,232
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2040	105	109,201
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	300	309,557
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	240	246,393
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2028	65	69,752
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2028	535	572,888
New York (City of), NY Industrial Development Agency, Series 2021, Ref. RB, (INS - AGI)(b)	5.00%	01/01/2028	35	36,640
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(b)	5.00%	03/01/2028	20	21,049
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB(a)(c)	5.00%	06/15/2028	30	31,948
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2034	165	175,324
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2039	185	194,786
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	595	625,289
New York (City of), NY Municipal Water Finance Authority, Series 2018, Ref. RB	5.00%	06/15/2038	120	126,555
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	280	286,639
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.25%	06/15/2049	100	103,001
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, Ref. RB	5.00%	06/15/2037	355	375,084
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2028	55	58,698
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2028	490	522,946
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	325	335,410
New York (City of), NY Municipal Water Finance Authority, Series 2025 DD, Ref. RB	5.00%	06/15/2028	420	448,240
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2028	20	21,345
New York (City of), NY Municipal Water Finance Authority, Subseries 2020 AA-2, RB	5.00%	06/15/2028	90	96,051
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-2, RB	5.00%	06/15/2030	40	43,241
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2028	110	117,396
New York (City of), NY Transitional Finance Authority, Series 1998 A-1, RB	5.00%	11/01/2028	190	204,020
New York (City of), NY Transitional Finance Authority, Series 2002-1, Ref. RB	5.00%	11/01/2028	140	150,330
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2028	130	135,152
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2028	80	83,551
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2018 A, Ref. RB	5.00%	07/15/2032	$115	$ 122,642
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2032	125	132,033
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2033	35	36,926
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2034	170	179,269
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2035	565	595,231
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2036	185	194,506
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2037	65	68,182
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2038	225	235,690
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	07/15/2032	140	149,303
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2039	35	36,591
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2040	75	78,325
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2041	250	260,649
New York (City of), NY Transitional Finance Authority, Series 2018 S, RB	5.00%	07/15/2031	40	42,688
New York (City of), NY Transitional Finance Authority, Series 2018 S, Ref. RB	5.00%	07/15/2032	80	85,316
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2032	115	122,642
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2034	265	281,373
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2035	135	142,974
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2036	80	84,517
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2043	540	559,426
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	240	246,948
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2028	170	181,922
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2030	125	133,423
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2031	100	106,719
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2033	155	164,939
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2035	260	275,357
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	4.00%	07/15/2038	10	10,123
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2033	525	558,664
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2034	310	329,153
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.25%	07/15/2035	70	74,535
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.25%	07/15/2036	215	228,419
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2037	85	89,620
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2038	40	42,086
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2039	195	196,713
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	100	103,597
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2028	65	69,558
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2030	15	16,011
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2031	40	42,688
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2034	130	138,032
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	4.00%	07/15/2037	5	5,081
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	140	147,609
New York (City of), NY Transitional Finance Authority, Series 2018, RB	5.00%	08/01/2038	25	26,307
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	08/01/2028	85	90,697
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2028	365	391,933
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2028	205	220,126
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2028	85	90,697
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2028	410	440,253
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2028	195	208,675
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2028	195	209,389
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2028	275	295,292
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2028	5	5,301
New York (City of), NY Transitional Finance Authority, Series 2024 C, GO Bonds	5.00%	05/01/2028	195	206,741
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2028	40	42,951
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2028	100	107,379
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2028	20	21,476
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2028	55	59,058
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2028	40	42,951
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2028	45	48,320
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-6, RB	5.00%	08/01/2028	10	10,670
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2033	$125	$ 132,639
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2035	215	227,646
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2036	55	58,089
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2037	10	10,540
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2040	100	104,863
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	455	475,287
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2035	230	243,529
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2036	450	475,166
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.25%	08/01/2037	90	95,429
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	4.00%	08/01/2038	90	91,343
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-2A, Ref. RB	5.00%	07/15/2034	345	366,315
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2028	215	230,077
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2030	240	256,172
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2031	330	352,174
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2033	495	526,740
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2035	505	534,828
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	285	301,092
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2037	215	226,686
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	5.00%	07/15/2032	180	191,962
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	5.00%	07/15/2034	485	514,965
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	4.00%	07/15/2038	255	258,137
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-4A, Ref. RB	5.00%	07/15/2033	230	244,748
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-4A, Ref. RB	5.25%	07/15/2035	290	308,788
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2034	145	153,760
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2034	170	180,270
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2038	195	205,194
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	4.00%	08/01/2039	175	176,936
New York (City of), NY Transitional Finance Authority, Subseries 2021 F-1, Ref. RB	5.00%	11/01/2028	120	128,855
New York (State of), Series 2019 A, GO Bonds	5.00%	03/01/2028	20	21,223
New York (State of), Series 2025 C, Ref. GO Bonds	5.00%	03/15/2028	25	26,557
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(b)	5.50%	03/15/2028	40	42,773
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2028	10	10,359
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2028	300	316,383
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2028	280	301,791
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2031	325	344,052
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2032	185	195,771
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2032	230	245,108
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2033	170	180,895
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2034	310	327,140
New York (State of) Dormitory Authority, Series 2018 A, RB	4.00%	07/01/2035	195	199,715
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2036	170	178,776
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2036	200	211,695
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2038	105	110,762
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2039	215	224,666
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2039	335	352,712
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2040	380	399,313
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2041	85	88,622
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2048	150	153,631
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB(a)	5.00%	03/15/2028	170	180,205
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB(a)(c)	5.00%	09/15/2028	25	26,861
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2030	75	80,349
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	09/15/2030	25	26,777
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2031	285	305,121
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2032	355	379,704
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	08/01/2032	375	390,317
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2037	20	21,272
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2039	115	121,691
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2040	140	146,975
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB(a)(c)	5.00%	03/15/2028	$15	$ 15,894
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2031	115	121,717
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2032	285	301,531
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2033	90	95,107
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2034	530	559,298
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2037	45	47,209
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2039	65	67,922
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2040	30	31,324
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2041	50	52,130
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(a)(c)	5.00%	09/15/2028	10	10,739
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2030	330	354,383
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2032	260	278,759
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2033	225	240,822
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2034	265	283,151
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2035	260	277,329
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2041	15	15,790
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2045	50	51,995
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	675	696,403
New York (State of) Dormitory Authority, Series 2018, Ref. RB(a)	5.00%	03/15/2028	230	243,711
New York (State of) Dormitory Authority, Series 2018, Ref. RB	5.00%	03/15/2030	250	264,798
New York (State of) Dormitory Authority, Series 2018, Ref. RB	5.00%	03/15/2031	170	182,351
New York (State of) Dormitory Authority, Series 2018-1, Ref. RB	5.00%	01/15/2032	160	167,377
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2028	35	36,513
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(b)	5.00%	10/01/2028	70	75,282
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(b)	5.00%	10/01/2030	15	16,095
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(b)	5.00%	10/01/2031	20	21,384
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(b)	5.00%	10/01/2032	50	53,280
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(b)	5.00%	10/01/2033	40	42,433
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(b)	5.00%	10/01/2034	100	105,973
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(b)	5.00%	10/01/2035	45	47,593
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(b)	5.00%	10/01/2028	155	166,697
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2028	95	100,644
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	5.00%	03/15/2028	45	47,674
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB(a)	5.00%	03/15/2028	20	21,201
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(b)	5.00%	10/01/2028	15	16,120
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(b)	5.00%	10/01/2028	25	26,887
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds, (INS - AGI)(b)	5.00%	10/01/2028	120	129,056
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	07/01/2028	220	231,691
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2028	85	90,050
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2028	175	185,505
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2028	5	5,297
New York (State of) Dormitory Authority, Series 2025, Ref. RB	5.00%	05/01/2028	25	26,462
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 A, RB(a)	5.00%	03/15/2028	30	31,788
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2035	600	632,163
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2036	180	189,292
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2030	285	301,990
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2033	370	390,999
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2037	90	94,418
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB	5.00%	03/15/2028	55	58,302
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2036	245	260,662
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2037	115	121,989
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2039	430	453,927
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2040	475	500,934
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	200	209,298
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2044	40	41,762
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2038	165	172,734
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2040	185	193,162
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2042	320	332,879
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	$120	$ 124,201
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2045	100	103,166
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2038	430	450,154
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2042	35	36,409
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2043	200	207,526
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	360	376,475
New York (State of) Dormitory Authority (General Purpose), Series 2018 A, Ref. RB	5.25%	03/15/2038	235	249,292
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2028	15	15,574
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2028	25	26,654
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023 B, Ref. RB	5.00%	07/01/2028	10	10,669
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(b)	5.00%	11/15/2028	240	259,871
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(b)	5.00%	11/15/2028	90	97,452
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2028	55	57,972
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2030	130	136,799
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2031	140	147,161
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2032	25	26,263
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2033	120	125,869
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2034	60	62,844
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2035	90	94,039
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	3.50%	01/01/2037	30	30,131
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2028	20	21,164
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2028	10	10,540
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2028	430	453,238
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2028	35	37,036
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2028	85	89,796
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2028	50	51,838
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 A, Ref. RB	5.00%	06/15/2030	70	74,582
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2043	40	41,420
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2048	150	154,099
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2028	75	80,060
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2028	110	117,422
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2028	20	21,349
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2028	25	26,687
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2035	195	208,146
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2037	85	90,252
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2038	130	137,705
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2039	110	116,369
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2040	170	179,365
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2043	125	131,221
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2044	110	114,845
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2045	60	62,379
New York State Urban Development Corp., Series 2019, RB	5.00%	03/15/2034	25	26,725
New York State Urban Development Corp., Series 2019, RB	5.00%	03/15/2036	165	175,673
New York State Urban Development Corp., Series 2019, RB	5.00%	03/15/2041	120	126,475
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2028	200	211,924
New York State Urban Development Corp., Series 2022, Ref. RB(a)	5.00%	09/15/2028	20	21,515
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2028	110	116,490
New York Transportation Development Corp. (Termial 4 John F. Kennedy International Airport), Series 2020, Ref. RB	5.00%	12/01/2028	75	80,287
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Suffolk (County of), NY, Series 2017 D, Ref. GO Bonds, (INS - BAM)(b)	4.00%	10/15/2028	$20	$ 20,568
Suffolk (County of), NY Water Authority, Series 2018 A, RB	4.00%	06/01/2041	5	5,065
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2028	210	226,694
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2028	565	609,914
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.00%	02/01/2028	1,115	1,176,458
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.00%	03/01/2028	240	253,799
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2028	55	59,396
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2056	260	263,058
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, Ref. RB	5.00%	11/15/2028	70	75,545
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, RB	5.00%	11/15/2028	260	278,592
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-1, Ref. RB	5.00%	11/15/2028	335	361,630
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2043	15	15,539
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2044	330	340,673
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2046	10	10,258
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2033	30	32,129
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2034	65	69,516
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2035	190	202,755
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2036	80	85,127
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2037	80	84,967
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2028	315	335,422
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, Ref. RB	5.00%	11/15/2028	325	350,835
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2028	335	361,538
				63,750,645
North Carolina-1.06%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2028	260	277,570
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2031	445	474,610
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2032	50	53,316
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2033	75	79,836
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2034	25	26,566
Charlotte (City of), NC, Series 2023 B, Ref. GO Bonds	5.00%	07/01/2028	55	58,717
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2028	25	26,796
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2028	180	185,973
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2028	50	53,249
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2030	40	42,616
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2028	85	90,266
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2028	20	21,299
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	80	85,198
North Carolina (State of), Series 2021, RB	5.00%	03/01/2028	165	174,354
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2028	45	47,788
North Carolina (State of), Series 2025 A, RB	5.00%	05/01/2028	35	37,168
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2028	285	302,658
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2028	110	116,236
North Carolina (State of) (Garvee), Series 2025, Ref. RB	5.00%	03/01/2028	90	95,102
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2028	100	106,089
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2033	40	41,131
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2034	70	71,887
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2035	30	30,707
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2036	55	56,136
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2028	20	21,452
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2028	215	227,275
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2028	135	143,453
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2028	10	10,721
				2,958,169
North Dakota-0.07%
University of North Dakota, Series 2018, COP	5.00%	04/01/2057	195	197,370
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-2.18%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2028	$80	$ 84,036
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2029	125	131,333
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2036	25	25,336
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2037	120	121,248
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2038	20	20,129
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	5.00%	12/01/2028	35	37,467
American Municipal Power, Inc. (Combined Hydroelectric), Series 2020, Ref. RB	5.00%	02/15/2028	20	20,991
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(b)	5.25%	12/01/2028	55	59,470
Cleveland (City of), OH, Series 2018, GO Bonds	5.00%	12/01/2043	150	154,719
Columbus (City of), OH, Series 2016 3, Ref. GO Bonds	5.00%	02/15/2028	45	46,234
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2028	115	120,194
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2028	65	68,889
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2030	25	26,831
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2031	50	53,599
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2032	80	85,693
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2033	55	58,786
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2034	25	26,694
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2028	60	63,590
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2028	95	101,680
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2028	105	112,384
Columbus (City of), OH, Series 2025-1, Ref. GO Bonds	5.00%	04/01/2028	45	47,693
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	150	153,549
Miami Valley Career Technology Center, Series 2018, GO Bonds	3.75%	12/01/2047	35	31,471
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2037	35	35,667
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2028	65	69,636
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/01/2028	130	139,272
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2028	135	144,774
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	105	112,243
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2028	165	175,223
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2028	215	231,755
Ohio (State of), Series 2021, RB	5.00%	02/01/2028	55	57,957
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2030	120	126,033
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2031	125	131,136
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2033	100	104,665
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	4.00%	01/01/2036	350	356,149
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2028	80	84,116
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2032	625	655,106
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	4.00%	01/01/2034	115	117,491
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2028	15	15,772
Ohio (State of) Turnpike & Infrastructure Commission, Series 2017 A, Ref. RB	5.00%	02/15/2028	40	41,062
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	4.00%	02/15/2032	135	139,099
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	4.00%	02/15/2033	90	92,591
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018, RB	5.00%	02/15/2032	130	136,772
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2028	140	147,569
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2030	230	242,342
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2031	110	115,859
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2033	155	162,831
Ohio (State of) Water Development Authority, Series 2018, RB	5.00%	06/01/2028	165	174,519
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2028	190	202,259
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2028	220	237,278
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	06/01/2028	75	79,822
University of Cincinnati, Series 2018 A, Ref. RB	5.00%	06/01/2044	95	97,690
				6,078,704
Oklahoma-0.26%
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	175	186,248
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2028	$100	$ 105,627
Oklahoma (State of) Turnpike Authority, Series 2017 D D, Ref. RB	5.00%	01/01/2028	240	252,127
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2028	5	5,253
Oklahoma County Independent School District No. 89, Series 2024 A, GO Bonds	4.00%	07/01/2028	40	41,519
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019, RB	5.00%	09/01/2028	125	133,034
				723,808
Oregon-0.89%
Benton & Linn (Counties of), OR Consolidated School District No. 509J & 509A Corvallis, Series 2018 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	100	105,292
Metro, Series 2025, GO Bonds	5.00%	06/01/2028	5	5,324
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2028	190	202,511
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2028	85	90,637
Oregon (State of) (Article XI - Q State), Series 2023, GO Bonds	5.00%	05/01/2028	202	214,604
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.00%	04/01/2028	70	74,203
Oregon (State of) Tri-County Metropolitan Transportation District (Garve), Series 2018 A, RB	5.00%	10/01/2032	50	52,333
Oregon (State of) Tri-County Metropolitan Transportation District (Garvee), Series 2018 A, RB	4.00%	10/01/2033	235	239,945
Oregon City School District No. 62, Series 2018 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2049	370	377,798
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2028	135	142,708
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2028	65	69,205
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2030	45	47,900
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2031	25	26,606
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	150	159,541
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	90	95,541
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	115	121,931
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2035	105	107,929
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	85	89,713
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	85	89,498
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	5	5,254
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2039	15	15,732
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	155	158,028
				2,492,233
Pennsylvania-3.45%
Allegheny (County of), PA, Series 2018 C-77, GO Bonds	5.00%	11/01/2043	135	140,329
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, Ref. RB	5.00%	08/01/2028	110	114,433
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2032	30	31,498
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2036	95	99,050
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2037	55	55,363
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	5.00%	04/01/2030	10	10,506
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	5.00%	04/01/2033	265	277,845
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	4.00%	04/01/2038	150	150,697
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2018, Ref. RB	5.00%	04/01/2028	45	47,232
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2028	130	138,090
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2028	40	42,155
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	5.00%	06/01/2045	100	102,729
Delaware Valley Regional Finance Authority, Series 1998 A, RB, (INS - AMBAC)(b)	5.50%	08/01/2028	310	332,358
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare), Series 2018, Ref. RB	4.00%	07/15/2048	30	23,421
Erie Sewer Authority, Series 2018 B, Ref. RB, (INS - AGI)(b)	4.00%	12/01/2041	200	202,380
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Luzerne (County of), PA, Series 2025, Ref. GO Bonds, (INS - AGI)(b)	5.00%	06/15/2028	$15	$ 15,960
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2028	55	57,822
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018 A, Ref. RB	5.00%	09/01/2030	15	15,873
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	5.00%	09/01/2048	165	166,548
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2018, Ref. RB	4.00%	11/01/2038	175	177,737
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2028	285	291,695
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	5.00%	03/01/2028	95	100,481
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	4.00%	03/01/2036	330	338,400
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	4.00%	03/01/2037	395	403,935
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	4.00%	03/01/2038	255	260,121
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGI)(b)	4.00%	03/01/2033	10	10,315
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGI)(b)	4.00%	03/01/2034	20	20,611
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGI)(b)	3.75%	03/01/2039	415	418,256
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - BAM)(b)	4.00%	03/01/2035	185	190,280
Pennsylvania (Commonwealth of), First Series 2018-1, GO Bonds	5.00%	03/01/2032	565	596,292
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2028	200	212,173
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2028	25	26,548
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2028	105	112,356
Pennsylvania (Commonwealth of), First Series 2024 C, GO Bonds	5.00%	08/15/2028	30	32,065
Pennsylvania (Commonwealth of), First Series 2024, Ref. GO Bonds	4.00%	02/15/2028	50	51,869
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2028	300	307,376
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2028	340	362,620
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2028	165	176,934
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2028	15	16,032
Pennsylvania (Commonwealth of), Series 2025 B, Ref. GO Bonds	5.00%	08/15/2028	110	117,571
Pennsylvania (Commonwealth of) (Bid Group A), First Series 2023 A, GO Bonds	5.00%	09/01/2028	200	214,012
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	135	138,671
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	10	10,174
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2003, RB, (INS - AGI)(b)	5.50%	06/01/2028	40	42,672
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2013 A-2, RB	5.00%	12/01/2038	185	194,643
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2028	25	25,869
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.25%	12/01/2044	130	136,070
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	430	442,086
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2043	560	584,910
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	200	205,622
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2039	40	42,016
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2043	365	379,190
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2048	15	15,378
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	145	149,820
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2030	50	53,889
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2013 A-2, RB	5.00%	12/01/2033	140	149,502
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2043	20	20,756
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2048	115	117,445
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(b)	5.00%	09/01/2028	20	21,386
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2028	5	5,321
Philadelphia (City of), PA Authority for Industrial Development, Series 2019, Ref. RB	5.00%	10/01/2028	160	171,072
State College Area School District, Series 2018, GO Bonds	5.00%	05/15/2044	185	190,801
Washington (County of), PA Peters Township School District, Series 2018 C, GO Bonds	5.00%	09/01/2040	35	36,558
				9,595,819
South Carolina-0.72%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2028	155	166,785
Columbia (City of), SC, Series 2018, RB(a)(c)	5.00%	02/01/2028	30	31,630
Florence (County of), SC, Series 2021, GO Bonds	5.00%	06/01/2028	95	100,914
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
Florence (County of), SC, Series 2023, RB	5.00%	06/01/2028	$100	$ 106,134
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2028	60	64,646
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2028	25	26,427
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2018, RB	5.00%	11/01/2043	150	153,432
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2035	115	120,796
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	250	255,807
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2032	110	116,046
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2033	165	173,783
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2034	55	57,828
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2037	75	78,263
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2038	235	244,537
South Carolina (State of) Jobs-Economic Development Authority (Mcleod Health Obligated Group), Series 2018, RB	5.00%	11/01/2048	10	10,137
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2028	5	5,365
South Carolina (State of) Transportation Infrastructure Bank, Series 2019 A, RB	5.00%	10/01/2032	90	95,890
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2028	180	193,066
				2,001,486
Tennessee-0.73%
Chattanooga (City of), TN, Series 2025, Ref. RB	5.00%	09/01/2028	25	26,764
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2035	205	215,142
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2036	10	10,466
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2037	150	156,593
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2028	15	15,335
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2028	130	135,448
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2030	145	154,470
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2031	160	170,269
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2032	250	265,403
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2033	115	119,018
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2035	115	118,341
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2037	40	40,944
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2028	115	121,151
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2028	20	21,234
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2023, RB	5.00%	07/01/2028	230	244,351
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2018, GO Bonds	4.00%	07/01/2034	60	61,990
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2018, GO Bonds	4.00%	07/01/2038	5	5,106
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2028	110	116,863
Tennessee (State of) School Bond Authority, Series 2017, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2028	40	41,789
				2,040,677
Texas-8.66%
Alamo Community College District, Series 2017, Ref. GO Bonds	5.00%	08/15/2028	10	10,390
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2028	100	105,603
Alvin Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.38%	02/15/2040	15	14,733
Arlington (City of), TX, Series 2018 A, RB, (INS - AGI)(b)	5.00%	02/15/2043	15	15,403
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2028	$80	$ 86,107
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2028	110	118,397
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2028	30	32,249
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	5	5,313
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2033	425	438,765
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2034	45	46,393
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2035	130	133,774
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2036	10	10,260
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2037	20	20,452
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2028	40	42,730
Bexar (County of), TX, Series 2019, Ref. GO Bonds	4.00%	06/15/2037	110	112,354
Bexar (County of), TX, Series 2019, Ref. GO Bonds	4.00%	06/15/2038	235	239,323
Bexar (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	02/15/2039	30	31,016
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	5.00%	02/15/2047	100	101,772
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	5.00%	10/15/2042	145	150,905
Board of Regents of the University of North Texas System, Series 2022, RB	5.00%	04/15/2047	30	30,574
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2028	100	106,883
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	5.00%	08/15/2028	210	224,455
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2028	440	470,286
Board of Regents of the University of Texas System, Series 2025 A, RB	5.00%	08/15/2028	80	85,507
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	95	100,304
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	50	52,782
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	95	100,286
Corpus Christi (Port of) and Nueces (County of), TX, Series 2018 A, RB	5.00%	12/01/2043	70	72,078
Corpus Christi (Port of) and Nueces (County of), TX, Series 2018 A, RB	5.00%	12/01/2048	55	56,018
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2031	110	113,956
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2032	115	118,957
Cypress-Fairbanks Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	95	100,342
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	50	52,811
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	5	5,281
Dallas & Fort Worth (Cities of), TX, Series 2020 A, Ref. RB	5.00%	11/01/2028	65	69,709
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2028	70	75,071
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2028	55	58,984
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2028	30	32,173
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2028	140	147,596
Dallas (City of), TX, Series 2024 B, Ctfs. of Obligations	5.00%	02/15/2028	25	26,356
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2028	115	121,240
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(b)	5.25%	12/01/2028	90	97,527
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2028	210	226,169
Dallas (City of), TX Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	50	52,821
Dallas (City of), TX Independent School District, Series 2025 C, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	150	158,464
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2030	205	218,157
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2032	15	15,900
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	4.00%	08/15/2034	115	117,773
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2028	20	20,971
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2028	125	131,758
Dallas County Hospital District, Series 2019, Ref. GO Bonds	4.00%	08/15/2033	80	82,173
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	20	21,377
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2034	$60	$ 61,519
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	20	20,475
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2036	145	148,106
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2037	30	30,549
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2038	395	401,498
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2039	110	111,566
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	40	41,575
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	80	84,208
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	105	107,965
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	170	174,599
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2034	95	97,477
Fort Worth Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	15	15,846
Frisco Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	25	26,396
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2033	90	94,667
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2034	335	351,704
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2035	85	89,039
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2036	110	114,930
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2037	55	57,316
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2038	365	379,491
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2043	865	894,305
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2048	20	20,438
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(b)	5.00%	11/15/2028	25	26,738
Harris (County of), TX, Series 2018 A, Ref. RB	5.00%	08/15/2032	55	57,870
Harris (County of), TX, Series 2018 A, Ref. RB	4.00%	08/15/2036	5	5,086
Harris (County of), TX, Series 2018 A, Ref. RB	4.00%	08/15/2037	85	86,216
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2028	65	69,610
Harris (County of), TX Metropolitan Transit Authority, Series 2018, RB	5.00%	11/01/2030	100	107,320
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2031	510	537,287
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2033	75	78,792
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2038	315	318,747
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2043	110	113,177
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2028	505	540,104
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2028	130	133,653
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2028	110	116,993
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2030	135	143,659
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2030	40	42,566
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2031	65	69,096
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2031	60	64,282
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2032	55	58,389
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2033	110	116,576
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2034	55	58,189
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2035	215	226,967
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2036	70	73,670
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2037	75	78,723
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2038	75	78,542
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2043	320	332,311
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2028	115	121,404
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2028	60	63,341
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	100	102,637
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Humble Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	$10	$ 10,558
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	160	166,234
Katy Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	120	126,866
Katy Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	10	10,572
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2028	55	58,727
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	115	123,315
Lewisville Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	40	42,793
Little Elm Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2046	40	40,792
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2028	40	42,424
Lower Colorado River Authority, Series 2025, Ref. RB	5.00%	05/15/2028	25	26,515
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2043	60	61,800
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2048	195	198,644
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2028	90	95,454
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2028	75	79,545
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(b)	5.00%	05/15/2028	100	106,171
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2028	455	482,027
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2028	125	133,748
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2028	15	16,050
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2038	115	119,144
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2039	155	160,271
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2043	1,125	1,162,494
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	235	239,429
North Texas Tollway Authority, Series 2018, Ref. RB	4.00%	01/01/2037	575	582,751
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	50	50,783
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2028	50	52,573
Pearland Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	170	179,492
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	600	628,268
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2028	40	42,609
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2028	75	80,280
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2028	55	58,535
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2028	60	63,927
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2028	110	116,207
Plano Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	5	5,282
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	15	15,846
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2028	120	128,131
San Antonio (City of), TX, Series 2018 A, Ref. RB	5.00%	05/15/2043	5	5,157
San Antonio (City of), TX, Series 2018 A, Ref. RB	5.00%	05/15/2048	200	203,949
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2028	220	231,532
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2028	210	224,218
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2028	5	5,180
San Antonio (City of), TX, Series 2025 B, Ref. RB	5.00%	02/01/2028	65	68,407
San Antonio Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2040	30	30,499
Spring Branch Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2028	100	105,473
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2028	245	262,888
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2028	135	143,241
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2029	170	180,210
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2031	95	100,458
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	10/15/2033	20	20,595
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	10/15/2034	90	92,522
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	$450	$ 463,959
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2030	280	300,338
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2032	135	144,306
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2034	200	206,883
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2037	55	56,367
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2038	85	89,435
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	1,495	1,526,344
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2028	175	182,155
Texas (State of) Water Development Board, Series 2018, RB	5.00%	04/15/2031	270	289,238
Texas (State of) Water Development Board, Series 2018, RB	4.00%	10/15/2033	130	134,751
Texas (State of) Water Development Board, Series 2018, RB	4.00%	10/15/2035	90	92,321
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2028	140	149,691
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2028	100	106,922
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2028	280	300,993
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2028	10	10,339
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2028	105	108,031
Texas Water Development Board, Series 2018, RB	4.00%	10/15/2032	10	10,319
Texas Water Development Board, Series 2018, RB	4.00%	10/15/2036	100	102,326
Texas Water Development Board, Series 2018, RB	4.00%	10/15/2037	5	5,101
Tomball Independent School District, Series 2018, GO Bonds(a)(c)	5.00%	02/15/2028	65	68,539
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2028	220	228,877
Trinity River Authority, Series 2018, Ref. RB	5.00%	08/01/2036	15	15,792
Trinity River Authority, Series 2018, Ref. RB	5.00%	08/01/2037	25	26,241
Trinity River Authority, Series 2018, Ref. RB	4.00%	08/01/2038	50	50,815
Williamson (County of), TX, Series 2024, GO Bonds	5.00%	02/15/2028	35	36,954
				24,115,915
Utah-0.49%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2028	30	31,928
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2028	55	58,535
Nebo School District, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	07/01/2028	150	159,854
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2043	50	51,640
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	65	66,159
University of Utah (The), Series 2018 A, RB	5.00%	08/01/2044	75	77,210
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2028	105	111,986
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2028	50	51,945
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2028	205	218,756
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2028	150	160,066
Utah (State of) Transit Authority, Series 2018, Ref. RB	4.00%	12/15/2041	260	262,690
Utal (State of) State Building Ownership Authority (state Facilities Master Lease Program), Series 2024, Ref. RB	5.00%	05/15/2028	105	111,550
				1,362,319
Virginia-1.34%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2028	75	80,542
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2028	60	62,856
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2028	25	26,847
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2028	30	32,217
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2028	80	84,777
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB(a)(c)	5.00%	01/01/2028	190	199,881
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB(a)(c)	5.50%	01/01/2028	255	270,539
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB	5.00%	07/01/2042	30	31,043
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	280	284,776
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2028	95	100,462
Virginia (Commonwealth of), Series 2025 B, Ref. GO Bonds	5.00%	06/01/2028	60	63,885
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2028	100	105,454
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2028	$385	$ 405,998
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2031	155	162,996
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 A, RB	5.00%	02/01/2028	160	168,726
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2028	255	268,907
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, RB	5.00%	02/01/2028	85	87,033
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, Ref. RB	5.00%	02/01/2030	105	110,448
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2028	15	15,818
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2028	30	31,207
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2028	175	186,943
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2028	275	293,767
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2028	35	37,388
Virginia (Commonwealth of) Public School Authority, Series 2025 B, Ref. RB	5.00%	08/01/2028	70	74,692
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2028	25	26,224
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2028	215	224,518
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2028	235	249,816
Virginia Resources Authority Clean Water Revolving Fund, Series 2025, Ref. RB	5.00%	10/01/2028	50	53,682
				3,741,442
Washington-3.73%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2028	270	290,651
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2032	120	127,826
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2033	325	345,676
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2034	205	217,382
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2030	140	149,320
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2031	120	127,910
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2032	65	69,239
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2033	165	175,497
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2034	205	217,670
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2028	230	238,885
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2028	240	255,822
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2028	285	303,789
Energy Northwest (No. 3), Series 2017 A, Ref. RB	5.00%	07/01/2028	260	270,044
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2028	195	207,855
Energy Northwest (No. 3), Series 2024 B, Ref. RB	5.00%	07/01/2028	130	138,570
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2028	110	115,294
FYI Properties, Series 2019, Ref. RB	5.00%	06/01/2038	25	26,178
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	25	26,411
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	145	152,752
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2028	60	63,198
King (County of), WA, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2028	10	10,666
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	145	155,840
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	65	66,802
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2028	110	115,354
North Thurston Public Schools, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	110	118,364
Seattle (City of), WA, Series 2017 C, Ref. RB	5.00%	09/01/2028	110	114,728
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2028	$190	$ 202,966
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	355	381,205
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2028	20	20,526
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	245	255,193
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	70	74,734
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2033	80	85,277
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	360	383,232
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2035	130	138,087
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2036	65	68,839
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	45	47,529
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2038	65	68,476
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2039	220	231,255
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2041	5	5,233
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2042	70	72,988
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2028	40	42,213
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2030	55	58,063
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2031	115	121,428
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2032	135	142,389
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2033	95	100,053
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2034	15	15,778
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2035	130	136,514
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2036	60	62,857
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2037	25	26,128
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2038	190	198,175
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2039	115	119,751
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2040	55	57,168
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	200	207,390
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2042	95	98,206
Washington (State of), Series 2018 D, GO Bonds	5.00%	02/01/2043	10	10,300
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	105	112,217
Washington (State of), Series 2020 C, Ref. GO Bonds	5.00%	02/01/2028	160	168,850
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2028	20	21,281
Washington (State of), Series 2023 R, Ref. GO Bonds	5.00%	08/01/2028	350	374,056
Washington (State of), Series 2024 C, Ref. GO Bonds	5.00%	08/01/2028	95	101,530
Washington (State of), Series 2024 R-2025B, Ref. GO Bonds	5.00%	07/01/2028	225	239,939
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2028	5	5,344
Washington (State of), Series 2025 A, Ref. GO Bonds	5.00%	07/01/2028	35	37,324
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2028	45	47,489
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2028	105	109,368
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	170	181,684
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2028	30	32,062
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2028	15	15,830
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2028	325	342,977
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2028	5	5,344
Washington (State of) (Bid Group 2), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2028	110	114,814
Washington (State of) (Bid Group 2), Series R-2022D, GO Bonds	4.00%	07/01/2028	130	135,689
Washington (State of) Health Care Facilities Authority, Series 2017 B, Ref. RB	5.00%	08/15/2036	15	15,506
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2017 B, Ref. RB	5.00%	08/15/2037	255	262,902
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018 B, Ref. RB	5.00%	10/01/2031	130	138,266
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2030	10	10,643
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2032	50	53,109
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2033	$150	$ 159,077
Whatcom (County of), WA Bellingham School District No. 501, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	165	175,301
				10,394,278
West Virginia-0.65%
Morgantown Utility Board, Inc., Series 2018 B, RB	5.00%	12/01/2043	5	5,171
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2031	90	95,588
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2031	5	5,311
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2032	110	116,688
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2032	195	206,742
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2033	165	174,775
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2033	70	74,084
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2034	85	89,891
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2034	140	147,897
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2035	35	36,935
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2036	90	94,736
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2036	60	63,073
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2038	5	5,232
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2040	45	46,908
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	06/01/2037	200	209,982
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2039	55	57,424
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2040	150	156,153
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2041	60	62,354
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2028	75	78,048
West Virginia (State of) Parkways Authority, Series 2018, RB	5.00%	06/01/2043	85	87,702
				1,814,694
Wisconsin-0.56%
Pleasant Prairie (Village of), WI, Series 2018 A, RB	5.00%	04/01/2048	50	50,877
University of Wisconsin Hospitals & Clinics, Series 2018 A, Ref. RB	5.00%	04/01/2043	100	103,154
Wisconsin (State of), Series 2020 A, GO Bonds	4.00%	05/01/2040	175	177,818
Wisconsin (State of), Series 2021 A, GO Bonds	4.00%	05/01/2040	40	40,644
Wisconsin (State of), Series 2021 A, GO Bonds	4.00%	05/01/2041	130	131,696
Wisconsin (State of), Series 2021-1, Ref. GO Bonds	5.00%	05/01/2028	60	63,678
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2028	225	238,793
Wisconsin (State of), Series 2023, Ref. GO Bonds	5.00%	05/01/2028	35	37,146
Wisconsin (State of), Series 2024 C, GO Bonds	5.00%	05/01/2028	130	137,969
Wisconsin (State of), Series 2024, Ref. GO Bonds	5.00%	05/01/2028	155	164,502
Wisconsin (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2028	10	10,613
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2028	120	124,492
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2028	130	134,866
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2028	60	64,212
Wisconsin (State of) Health & Educational Facilities Authority (Milwaukee Regional Medical Center), Series 2018, Ref. RB	4.00%	04/01/2039	80	81,157
				1,561,617
TOTAL INVESTMENTS IN SECURITIES(d)-98.84% (Cost $272,407,836)				275,352,063
OTHER ASSETS LESS LIABILITIES-1.16%				3,219,105
NET ASSETS-100.00%				$278,571,168

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2026
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
NCCD	-National Campus and Community Development
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
February 28, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.83%
Alabama-0.38%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2025 B, Ref. RB	5.00%	09/01/2029	$250	$ 274,594
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2029	315	346,558
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2029	130	141,360
Lower Alabama Gas District (The), Series 2016 A, RB	5.00%	09/01/2029	35	37,332
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2034	120	124,629
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2035	45	46,586
				971,059
Alaska-0.18%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2029	65	71,158
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2029	185	201,669
North Slope (Borough of), AK, Series 2025, GO Bonds	5.00%	06/30/2029	170	185,260
				458,087
Arizona-1.08%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2029	170	186,975
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2029	265	289,700
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2024, RB	5.00%	11/01/2029	410	441,480
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC), Series 2019 A, RB, (INS - BAM)(b)	5.00%	06/01/2049	110	111,302
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2029	280	300,960
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2024 D, Ref. RB	5.00%	12/01/2029	5	5,493
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2029	90	97,934
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2029	195	206,856
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025 B, GO Bonds	5.00%	07/01/2029	50	54,694
Mesa (City of), AZ, Series 2019 A, RB	5.00%	07/01/2043	210	220,319
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2039	15	15,838
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	355	367,215
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2044	195	202,993
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2029	145	156,684
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2029	75	81,043
				2,739,486
Arkansas-0.02%
El Dorado Special School District No. 15, Series 2023 A, Ref. GO Bonds	5.00%	02/01/2050	45	45,788
California-16.20%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2029	5	5,581
Bay Area Toll Authority, Series 2023 F-1, RB	5.00%	04/01/2029	80	88,005
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB(a)(c)	5.00%	10/01/2029	90	99,808
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-H, Ref. RB(a)(c)	5.00%	04/01/2029	125	136,797
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-H, Ref. RB(a)(c)	5.00%	04/01/2029	70	76,606
California (State of), Series 2018, GO Bonds	5.00%	10/01/2029	160	172,345
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2029	150	160,850
California (State of), Series 2019, GO Bonds	5.00%	11/01/2029	750	831,290
California (State of), Series 2019, GO Bonds	5.00%	04/01/2031	405	441,397
California (State of), Series 2019, GO Bonds	5.00%	04/01/2032	220	239,420
California (State of), Series 2019, GO Bonds	5.00%	04/01/2033	105	114,003
California (State of), Series 2019, GO Bonds	3.00%	10/01/2033	220	223,100
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	260	271,311
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2029	530	578,684
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2029	$110	$ 120,104
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2029	100	110,605
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	110	119,885
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2031	675	744,579
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	140	152,358
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2032	550	605,330
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2033	565	613,447
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2034	470	494,205
California (State of), Series 2019, Ref. GO Bonds	3.13%	04/01/2035	5	5,057
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2035	385	416,753
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2036	150	161,779
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2038	25	26,754
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	60	64,565
California (State of), Series 2020, GO Bonds	4.00%	03/01/2029	5	5,292
California (State of), Series 2020, GO Bonds	5.00%	03/01/2029	150	163,423
California (State of), Series 2020, GO Bonds	5.00%	11/01/2029	350	387,935
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2029	365	404,561
California (State of), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2029	10	11,061
California (State of), Series 2021, GO Bonds	5.00%	10/01/2029	595	658,100
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2029	65	71,741
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2029	15	16,591
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2029	130	144,394
California (State of), Series 2022 B, Ref. GO Bonds	4.00%	11/01/2029	5	5,353
California (State of), Series 2022, GO Bonds	5.00%	04/01/2029	25	27,296
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2029	45	48,042
California (State of), Series 2023 A, Ref. GO Bonds	5.00%	09/01/2029	235	259,373
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2029	280	309,040
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2029	10	11,060
California (State of), Series 2024, GO Bonds	5.00%	08/01/2029	10	11,013
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2029	685	754,418
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2029	35	38,547
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2029	25	27,593
California (State of), Series 2025, GO Bonds	5.00%	03/01/2029	30	32,685
California (State of) (Bidding Group B), Series 2020 B, Ref. GO Bonds	5.00%	11/01/2029	385	426,729
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2020 A, RB	2.45%	12/01/2045	50	38,030
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2031	170	187,134
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2034	165	180,416
California (State of) Department of Water Resources (Central Valley), Series 2018, Ref. RB	5.00%	12/01/2029	80	86,964
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2029	80	88,411
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2030	260	286,818
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2032	65	71,393
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2033	150	164,439
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2029	275	308,203
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2029	110	123,281
California (State of) Department of Water Resources (Central Valley), Series 2025 BG, RB	5.00%	12/01/2029	125	140,092
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2029	120	132,319
California (State of) Health Facilities Financing Authority (Marshall Medical Center), Series 2020 A, Ref. RB, (INS - Cal-Mortgage)(b)	4.00%	11/01/2040	45	45,585
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2020 B, Ref. RB	5.00%	11/01/2029	545	604,178
California (State of) Infrastructure & Economic Development Bank (California Academy of Sciences) (Green Bonds), Series 2024, Ref. RB	3.25%	08/01/2029	470	481,758
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	500	526,678
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	285	295,208
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2029	$60	$ 67,003
California (State of) Infrastructure & Economic Development Bank (Equitable School Revolving Fund) (Social Bonds), Series 2024, RB	5.00%	11/01/2029	5	5,400
California (State of) Municipal Finance Authority (Town and Country Manor), Series 2019, Ref. RB, (INS - Cal-Mortgage)(b)	5.00%	07/01/2049	230	237,782
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2029	155	168,492
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2029	155	171,800
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2031	60	66,336
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2032	40	44,118
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2033	195	214,541
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2034	240	263,481
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2044	250	263,841
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2029	110	121,147
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2029	75	82,779
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2029	25	27,768
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2029	120	132,446
California State University, Series 2019 A, RB	5.00%	11/01/2038	10	10,892
California State University, Series 2019 A, RB	5.00%	11/01/2039	545	590,594
California State University, Series 2019 A, RB	5.00%	11/01/2040	150	161,697
California State University, Series 2019 A, RB	5.00%	11/01/2044	5	5,286
California State University, Series 2019 A, RB	5.00%	11/01/2049	110	114,207
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2029	175	195,548
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2029	35	38,672
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	200	207,620
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	85	89,402
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.00%	11/15/2029	190	206,257
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2029	190	209,807
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2043	130	137,879
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2033	370	411,536
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2034	205	227,433
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2036	185	203,749
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2029	5	5,523
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2031	35	39,108
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2035	340	375,971
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2037	475	520,973
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2038	190	207,635
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2032	190	211,903
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2039	205	223,319
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	350	380,041
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2030	180	193,332
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2033	160	170,872
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2036	355	376,162
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2037	130	137,060
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2039	235	245,891
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	120	123,391
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2030	75	80,555
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2031	60	64,311
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2032	145	155,173
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2033	85	90,776
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2042	115	120,853
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2032	365	394,954
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2037	80	85,075
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	85	88,430
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2029	170	184,872
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2029	$145	$ 152,677
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, Ref. RB	5.00%	07/01/2029	315	342,557
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2029	60	65,249
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2029	15	16,312
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2029	185	201,184
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2029	100	108,748
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2029	105	116,192
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	06/01/2029	175	193,653
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2029	75	80,676
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2029	270	298,237
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2029	80	88,738
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	155	164,100
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	75	78,194
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2029	95	105,626
Los Angeles Community College District, Series 2025 F, GO Bonds	5.00%	08/01/2029	10	11,119
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2029	130	144,541
Los Angeles Community College District (Election of 2016), Series 2024 E, GO Bonds	5.00%	08/01/2029	175	194,575
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	2.00%	07/01/2029	100	98,218
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2029	210	232,144
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2031	90	99,145
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2032	165	180,871
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	4.00%	07/01/2033	160	169,210
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2029	390	431,125
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2029	180	198,981
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	95	105,018
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2029	495	547,197
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2029	160	176,872
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2029	60	66,327
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2029	55	60,800
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2029	295	326,208
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2030	180	196,472
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2031	95	103,709
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2032	65	70,840
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2034	265	288,207
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2037	95	102,303
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2038	85	91,232
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2039	145	155,071
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	260	274,094
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	115	119,199
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2029	145	160,340
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2029	125	139,543
M-S-R Energy Authority, Series 2009 A, RB	6.13%	11/01/2029	15	15,958
M-S-R Energy Authority, Series 2009 B, RB	6.13%	11/01/2029	130	138,279
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	155	164,780
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2031	50	54,683
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2032	55	60,024
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2033	65	70,777
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2034	85	92,322
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2035	20	21,675
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2036	150	162,089
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2037	75	80,698
Orange (County of), CA Local Transportation Authority, Series 2019, RB	4.00%	02/15/2038	20	20,543
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2039	210	224,437
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	25	26,453
Palo Alto Unified School District, Series 2025, RB	5.00%	08/01/2029	15	16,646
Pasadena Unified School District (Election of 2020), Series 2023 C, GO Bonds	5.00%	08/01/2029	115	127,620
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGI)(b)	4.00%	09/01/2043	20	20,195
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGI)(b)	5.13%	09/01/2029	$85	$ 94,968
River Islands Public Financing Authority, Series 2022 A-1, Ref. RB, (INS - AGI)(b)	5.25%	09/01/2052	80	84,901
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGI)(b)	5.00%	09/01/2042	120	129,619
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2036	65	70,039
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2037	220	236,131
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2038	90	96,266
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2043	10	10,536
Sacramento (City of), CA Municipal Utility District, Series 2019, RB	5.00%	08/15/2041	90	96,369
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2037	145	157,886
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2038	60	65,077
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2039	220	237,765
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2040	120	128,944
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2029	25	27,984
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2029	105	117,515
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2029	50	55,959
Sacramento Transportation Authority (Measure A), Series 2023 A, Ref. RB	5.00%	10/01/2029	165	183,893
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2049	40	39,171
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2032	70	76,876
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2033	210	230,072
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2034	60	65,578
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2035	130	141,650
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2036	230	249,689
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	4.00%	07/01/2037	65	67,329
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	4.00%	07/01/2038	45	46,389
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2039	175	187,670
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	295	310,402
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2029	30	33,049
San Diego Unified School District (Election of 1998), Series 2025 A, GO Bonds	5.00%	07/01/2029	35	38,775
San Diego Unified School District (Green Bonds), Series 2022 F-2, GO Bonds	5.00%	07/01/2029	140	155,099
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2029	35	37,630
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2029	65	71,964
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2029	150	166,020
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2037	340	367,901
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	190	195,438
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	115	118,798
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2029	10	11,017
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2031	10	10,995
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2032	55	60,378
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2033	95	104,043
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2034	65	71,032
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2035	50	54,487
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2036	95	103,167
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2038	205	221,124
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2039	290	311,953
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2029	65	72,563
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2029	25	27,973
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2029	$95	$ 106,298
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2029	155	173,034
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2035	275	288,839
San Jose (City of), CA, Series 2019 A-1, GO Bonds	5.00%	09/01/2047	35	36,375
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2029	90	98,478
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2030	85	92,928
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2031	85	92,803
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2032	65	70,837
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2033	110	119,624
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2034	90	97,653
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	75	77,930
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2029	25	27,761
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2029	155	170,656
Southern California Public Power Authority, Series 2023, Ref. RB	5.00%	07/01/2029	20	21,750
Southern California Public Power Authority (Apex Power), Series 2024 A, Ref. RB	5.00%	07/01/2029	20	21,750
Sweetwater Union High School District, Series 2024, Ref. GO Bonds	5.00%	08/01/2029	10	11,066
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2029	30	31,348
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2029	60	65,544
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2029	15	16,396
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2029	240	262,331
University of California, Series 2023 BQ, RB	5.00%	05/15/2029	585	639,433
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2029	140	153,027
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2029	215	235,005
University of California, Series 2024 BX, RB	5.00%	05/15/2029	735	803,390
University of California, Series 2025 CB, RB	5.00%	05/15/2029	25	27,326
University of California, Series 2025, Ref. RB	5.00%	05/15/2029	20	21,861
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2029	135	141,007
				41,202,682
Colorado-3.30%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2021 A, GO Bonds	5.00%	12/01/2029	95	104,975
Arapahoe County School District No. 5 Cherry Creek, Series 2020, Ref. GO Bonds	5.00%	12/15/2029	85	93,881
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2029	100	107,718
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2029	195	215,001
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2029	60	66,154
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	5.00%	11/15/2037	50	53,555
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	4.00%	11/15/2038	620	630,704
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2029	75	80,820
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2031	100	107,937
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2032	235	252,834
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2033	235	251,984
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2034	65	69,459
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2035	310	329,899
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2036	145	153,602
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2037	10	10,181
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2029	255	274,790
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2031	175	188,889
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2032	180	193,660
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2033	125	134,034
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2034	255	272,494
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2035	195	207,517
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2036	280	296,611
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2037	145	152,860
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2038	135	141,744
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2039	175	183,063
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019, Ref. RB	5.00%	11/15/2039	$115	$ 122,439
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.00%	12/01/2029	200	216,932
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2031	105	113,764
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2032	175	189,027
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2033	200	215,349
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2034	190	203,732
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	4.00%	11/01/2039	80	80,846
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2039	80	84,218
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2029	80	86,011
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2029	320	352,654
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021, Ref. RB	5.00%	11/01/2029	15	16,531
Colorado Springs (City of), CO, Series 2019 A, Ref. RB	5.00%	11/15/2029	325	358,862
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2029	285	312,693
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2029	35	38,542
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2029	25	27,483
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2029	90	99,176
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2029	110	118,614
Metro Water Recovery, Series 2025 A, Ref. RB	5.00%	04/01/2029	50	54,327
Pueblo School District No. 60, Series 2020, GO Bonds	5.00%	12/15/2039	65	69,252
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2029	70	77,503
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2029	85	90,296
University of Colorado Hospital Authority, Series 2024 A, Ref. RB	5.00%	11/15/2029	425	466,255
Weld County School District No. 6 Greeley, Series 2020, GO Bonds	5.00%	12/01/2044	275	289,534
Weld County School District No. RE-2 Eaton, Series 2019, GO Bonds	5.00%	12/01/2044	120	125,611
				8,384,017
Connecticut-2.09%
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2029	55	58,919
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2029	225	244,632
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2031	95	103,035
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2032	275	297,632
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2033	510	550,685
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2034	55	59,227
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2035	255	273,852
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2036	110	117,730
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2039	165	174,995
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2029	30	32,484
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2029	95	102,648
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2029	105	114,286
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2029	265	280,576
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2029	95	99,961
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2029	185	201,361
Connecticut (State of), Series 2021 B, GO Bonds	3.00%	06/01/2029	20	20,412
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2029	80	88,134
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2029	120	126,267
Connecticut (State of), Series 2022 B, Ref. RB	5.00%	07/01/2029	230	251,360
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2029	100	110,269
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2029	95	103,823
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2029	65	71,037
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2029	100	108,050
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2029	90	98,358
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2029	105	114,751
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2029	55	59,620
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2029	310	341,833
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2029	85	92,229
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2029	85	93,828
Connecticut (State of) (Green Bonds), Series 2019 A, RB	4.00%	02/01/2038	85	87,937
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	$20	$ 21,232
Connecticut (State of) (Transportation Infrastructure), Series 2018 B, RB	5.00%	10/01/2029	5	5,362
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2029	110	115,708
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2029	25	27,322
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB(a)	5.00%	07/01/2029	80	87,187
Connecticut (State of) Health & Educational Facilities Authority, Series 1997, RB	5.00%	07/01/2029	125	136,609
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health), Series 2019 A, Ref. RB	4.00%	07/01/2038	85	85,661
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2017 B-1, Ref. RB	5.00%	07/01/2029	180	196,899
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2024, Ref. RB	5.00%	07/01/2029	35	38,191
Connecticut (State of) Health and Education Facilities Authority (Nuvance Health), Series 2019 A, Ref. RB	4.00%	07/01/2034	15	15,316
Hartford (City of), CT, Series 2023, Ref. RB	5.00%	04/01/2029	100	108,716
				5,318,134
Delaware-0.34%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2029	45	48,665
Delaware (State of), Series 2021, Ref. GO Bonds	5.00%	02/01/2029	60	65,027
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2029	105	114,044
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2029	160	174,509
Delaware (State of), Series 2025, GO Bonds	5.00%	05/01/2029	45	49,081
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	5.00%	10/01/2045	205	212,816
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2029	175	191,430
University of Delaware, Series 2025 A, Ref. RB	5.00%	11/01/2029	5	5,506
				861,078
District of Columbia-2.65%
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2029	135	146,898
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2030	160	173,654
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2031	120	129,939
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2032	240	259,094
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2033	170	182,969
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2034	135	144,850
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2035	95	101,723
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2037	40	42,549
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2038	15	15,898
District of Columbia, Series 2019 A, GO Bonds	4.00%	10/15/2039	130	132,621
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2040	140	147,427
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	160	166,580
District of Columbia, Series 2019 A, RB	5.00%	03/01/2029	70	75,923
District of Columbia, Series 2019 A, RB	5.00%	03/01/2031	115	125,723
District of Columbia, Series 2019 A, RB	5.00%	03/01/2032	90	98,241
District of Columbia, Series 2019 A, RB	5.00%	03/01/2033	120	130,642
District of Columbia, Series 2019 A, RB	5.00%	03/01/2034	160	173,793
District of Columbia, Series 2019 A, RB	5.00%	03/01/2035	195	211,124
District of Columbia, Series 2019 A, RB	5.00%	03/01/2036	25	26,948
District of Columbia, Series 2019 A, RB	4.00%	03/01/2037	75	77,860
District of Columbia, Series 2019 A, RB	4.00%	03/01/2039	130	133,630
District of Columbia, Series 2019 A, RB	4.00%	03/01/2040	25	25,573
District of Columbia, Series 2019 A, RB	5.00%	03/01/2044	100	104,390
District of Columbia, Series 2019 C, Ref. RB	3.00%	10/01/2029	50	50,919
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2029	105	115,523
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2031	210	229,865
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2032	280	305,837
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2033	240	261,498
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2034	165	179,293
District of Columbia, Series 2019, RB	5.00%	07/01/2049	135	134,093
District of Columbia, Series 2020 A, RB	5.00%	03/01/2029	100	108,462
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2029	$180	$ 198,039
District of Columbia, Series 2020, RB	5.00%	12/01/2029	145	159,838
District of Columbia, Series 2020, RB	5.00%	12/01/2031	205	225,082
District of Columbia, Series 2020, RB	5.00%	12/01/2032	290	317,388
District of Columbia, Series 2020, RB	5.00%	12/01/2033	40	43,623
District of Columbia, Series 2020, RB	5.00%	12/01/2034	90	97,788
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2029	90	97,408
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2029	75	82,846
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2029	80	86,400
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2029	165	180,066
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2029	60	65,747
District of Columbia, Series 2024 B, GO Bonds	5.00%	08/01/2029	60	65,747
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2029	220	243,015
District of Columbia Water & Sewer Authority (Green Bonds), Series 2019 A, RB	5.00%	10/01/2044	15	15,690
Metropolitan Washington Airports Authority, Series 2019, Ref. RB	4.00%	10/01/2037	135	136,927
Metropolitan Washington Airports Authority, Series 2019, Ref. RB	5.00%	10/01/2047	175	177,940
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019, Ref. RB	4.00%	10/01/2035	10	10,257
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Series 2019, Ref. RB	4.00%	10/01/2036	5	5,101
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2029	180	196,167
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2029	110	119,880
				6,738,488
Florida-3.36%
Brevard County School District, Series 2024 A, Ref. COP	5.00%	07/01/2029	80	87,160
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2038	230	246,135
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2039	85	90,719
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2040	115	122,455
Broward (County of), FL, Series 2019 A, RB	5.00%	09/01/2044	5	5,186
Broward (County of), FL, Series 2019 A, RB	5.00%	09/01/2049	5	5,104
Broward (County of), FL School District, Series 2019 B, Ref. COP	5.00%	07/01/2029	380	411,844
Broward (County of), FL School District, Series 2025 A, Ref. COP, (INS - AGI)(b)	5.00%	07/01/2029	5	5,426
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	80	83,353
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2037	100	106,759
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2038	90	95,814
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2044	15	15,705
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2049	30	30,826
Central Florida Expressway Authority, Series 2021 D, RB	5.00%	07/01/2029	70	76,406
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(b)	5.00%	07/01/2029	490	535,175
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(b)	5.00%	07/01/2029	420	457,449
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2029	160	174,821
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2029	4	4,370
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2029	185	202,136
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	135	147,766
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2029	70	77,065
Florida (State of) Department of Transportation, Series 2020 A, Ref. RB	5.00%	07/01/2029	225	246,124
Florida (State of) Higher Educational Facilities Financial Authority (Ringling College), Series 2019, RB	5.00%	03/01/2049	170	162,856
Florida (State of) Higher Educational Facilities Financial Authority (St. Leo Univeristy), Series 2019, Ref. RB	5.00%	03/01/2039	100	85,395
Florida (State of) Municipal Power Agency (All-Requirements Power Supply), Series 2025, Ref. RB	5.00%	10/01/2029	40	43,806
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2044	150	155,982
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	690	710,610
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.00%	11/15/2029	1,030	1,130,366
Hillsborough (County of), FL School Board, Series 2020, Ref. COP	5.00%	07/01/2029	10	10,878
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2029	35	38,393
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	5.00%	11/01/2050	150	150,792
JEA Electric System, Series 2024 A, Ref. RB, (INS - AGI)(b)	5.00%	10/01/2029	60	65,839
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2029	$75	$ 80,284
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2033	60	63,937
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2034	105	111,531
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2036	220	231,562
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2037	50	52,384
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2044	15	15,372
Lee (County of), FL Industrial Development Authority, Series 2019, Ref. RB	5.00%	04/01/2035	65	68,762
Miami (City of) & Dade (County of), FL School Board (The), Series 2025 A, Ref. COP	5.00%	05/01/2029	45	48,879
Miami-Dade (County of), FL, Series 2009 A, Ref. RB, (INS - AGI)(b)	6.88%	10/01/2034	85	97,416
Miami-Dade (County of), FL, Series 2019 B, RB	5.00%	10/01/2044	30	31,618
Miami-Dade (County of), FL, Series 2019, Ref. RB	4.00%	07/01/2039	5	5,099
Miami-Dade (County of), FL, Series 2025, Ref. GO Bonds	5.00%	07/01/2029	50	54,559
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(b)	5.25%	04/01/2029	130	140,877
North Sumter County Utility Dependent District, Series 2019, RB	5.00%	10/01/2054	65	66,335
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2029	105	114,914
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019 A, RB	5.00%	10/01/2047	475	484,569
Orange (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	08/01/2029	115	125,419
Palm Beach County School District, Series 2018 C, Ref. COP	5.00%	08/01/2029	280	298,708
Palm Beach County School District, Series 2025 A, Ref. COP	5.00%	08/01/2029	70	76,366
Polk County School District, Series 2019, RB	5.00%	10/01/2033	195	211,100
Tampa Bay (City of), FL Water, Series 2001 A, Ref. RB(a)	6.00%	10/01/2029	165	185,523
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2020, Ref. RB	5.00%	10/15/2044	150	156,423
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2020, Ref. RB	5.00%	10/15/2049	50	51,246
				8,555,598
Georgia-2.26%
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(b)	5.75%	11/01/2029	130	146,834
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2035	145	156,394
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2036	200	214,924
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2037	50	53,533
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2038	35	37,353
Atlanta (City of), GA, Series 2020 A, Ref. RB	5.00%	07/01/2029	180	196,534
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds(a)	5.00%	12/01/2029	75	82,818
Columbia (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	04/01/2029	145	157,865
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2029	125	137,482
Douglas (County of), GA School District, Series 2025, GO Bonds	5.00%	04/01/2029	20	21,749
Fayette (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	07/01/2029	95	103,951
Forsyth (County of), GA, Series 2025, GO Bonds	5.00%	03/01/2029	55	59,687
Fulton (County of), GA Development Authority (Georgia Institute of Technology), Series 2019, RB	5.00%	06/15/2044	150	156,237
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2029	140	149,555
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2031	55	60,178
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2029	65	71,190
Georgia (State of), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2029	110	116,988
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2029	130	136,846
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	210	230,478
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	105	115,000
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2029	150	164,286
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2032	95	103,752
Georgia (State of) Municipal Electric Authority (Power Revenue), Series 2018, Ref. RB	5.00%	01/01/2029	45	47,252
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2029	260	284,234
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2029	140	152,507
Gwinnett (County of), GA Water & Sewerage Authority, Series 2019, Ref. RB	5.00%	08/01/2029	255	279,601
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2038	75	80,001
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2041	195	206,338
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2029	$35	$ 37,922
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2029	200	212,123
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2043	305	312,500
Private Colleges & Universities Authority (Emory University), Series 2019 A, Ref. RB	5.00%	09/01/2029	195	213,492
Private Colleges & Universities Authority (Emory University), Series 2019 A, Ref. RB	5.00%	09/01/2037	80	85,503
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2029	375	410,562
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.00%	09/01/2029	225	246,337
Private Colleges & Universities Authority (Emory University) (Green Bonds), Series 2019, Ref. RB	5.00%	09/01/2048	335	345,303
Rockdale (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2019 A, RB	5.00%	07/01/2049	160	163,158
				5,750,467
Hawaii-0.97%
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2029	105	110,565
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2029	65	70,182
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2031	120	129,485
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2032	100	107,853
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2033	130	139,999
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2034	120	129,120
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2035	100	107,436
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2036	70	74,984
Hawaii (State of), Series 2019 FW, GO Bonds	4.00%	01/01/2037	50	51,499
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2037	65	69,401
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2038	180	191,615
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2039	75	79,636
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2044	25	26,104
Honolulu (City & County of), HI, Series 2019 B, Ref. RB	5.00%	07/01/2036	325	348,714
Honolulu (City & County of), HI, Series 2019, Ref. RB	4.00%	07/01/2035	10	10,372
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2029	390	429,797
Honolulu (City & County of), HI, Series 2025 E, Ref. GO Bonds	5.00%	07/01/2029	70	76,524
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2029	60	64,190
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2029	35	37,951
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2029	140	151,804
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2029	60	65,059
				2,472,290
Idaho-0.47%
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2033	190	205,482
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2034	215	232,055
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2035	120	129,049
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2037	70	74,837
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund), Series 2019, Ref. RB	5.00%	07/15/2036	60	64,337
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	5.00%	07/15/2029	120	130,615
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2029	325	354,783
				1,191,158
Illinois-4.01%
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2029	125	130,258
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2035	100	104,193
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2040	250	252,053
Chicago (City of), IL, Series 2021 B, Ref. GO Bonds	4.00%	01/01/2029	57	57,996
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2036	155	164,723
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2037	155	164,185
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2038	230	242,907
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2039	100	105,343
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	65	66,065
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2053	35	35,420
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2029	185	199,219
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2029	60	64,611
Chicago (City of), IL (O’Hare International Airport), Series 2025 D, Ref. RB	5.00%	01/01/2029	20	21,537
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2021 A, GO Bonds	5.00%	12/01/2029	$205	$ 225,667
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(b)	5.00%	01/01/2029	15	16,131
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	50	51,796
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB, (INS - BAM)(b)	5.00%	12/01/2055	5	5,077
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2029	200	215,906
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2029	270	294,801
Cook Kane Lake & McHenry Counties Community College District No. 512, Series 2020, GO Bonds	4.00%	12/15/2029	80	83,394
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2029	80	84,392
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2029	110	119,950
Illinois (State of), Series 2019 B, GO Bonds	5.00%	11/01/2032	5	5,402
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2029	50	53,780
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2029	125	136,533
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2029	100	107,559
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2029	145	157,853
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2029	55	59,158
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2029	265	286,028
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2029	365	398,677
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2029	130	140,802
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2029	50	53,968
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2029	105	112,734
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2029	65	70,446
Illinois (State of), Series 2025 B, GO Bonds	5.25%	09/01/2029	55	60,273
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	5.00%	11/01/2031	350	379,376
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2033	35	35,960
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2034	120	122,611
Illinois (State of) Finance Authority (Green Bonds), Series 2019, RB	5.25%	07/01/2035	125	135,773
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2033	250	270,951
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2034	160	173,049
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2036	500	537,366
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2037	365	390,550
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 B, Ref. RB	5.00%	04/01/2029	5	5,405
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2025, Ref. RB	5.00%	04/01/2029	35	37,833
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 1998 A, Ref. RB, (INS - NATL)(b)	5.50%	06/15/2029	75	78,815
Illinois (State of) Regional Transportation Authority, Series 2004 A, RB, (INS - AGI)(b)	5.75%	06/01/2029	95	103,219
Illinois (State of) Sports Facilities Authority (The), Series 2019, Ref. RB, (INS - BAM)(b)	5.00%	06/15/2029	65	69,590
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	4.00%	01/01/2039	35	35,686
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2040	90	95,175
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2041	155	163,318
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	705	733,557
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2029	150	161,657
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2031	125	134,457
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2029	110	118,549
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2029	425	458,029
Illinois Municipal Electric Agency, Series 2025 A, Ref. RB	5.00%	02/01/2029	75	80,688
Kendall, Kane & Will (Counties of), IL Community Unit School District No. 308, Series 2020 A, Ref. GO Bonds, (INS - AGI)(b)	5.00%	02/01/2029	50	53,602
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2029	85	90,968
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.50%	01/01/2031	130	140,924
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.50%	01/01/2032	100	108,153
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2043	395	405,898
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2043	385	398,174
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2029	195	209,411
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2029	$115	$ 123,499
Springdale (City of), IL, Series 2024, Ref. RB, (INS - BAM)(b)	5.00%	03/01/2029	5	5,363
				10,206,443
Indiana-0.95%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2029	370	402,933
Indiana (State of) Finance Authority, Series 2022 A, Ref. RB	5.00%	02/01/2029	10	10,747
Indiana (State of) Finance Authority, Series 2025 A, Ref. RB	5.00%	02/01/2029	120	128,715
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	11/15/2029	20	21,897
Indiana (State of) Finance Authority (Citizens Wastewater of Westfield), Series 2019, Ref. RB	5.00%	10/01/2048	155	158,491
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	5.00%	10/01/2029	170	186,236
Indiana (State of) Finance Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	02/01/2029	55	57,941
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2033	105	112,829
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2034	95	101,914
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2036	90	95,990
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2037	25	26,537
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2038	100	105,918
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	75	79,362
Indiana (State of) Municipal Power Agency, Series 2025 A, Ref. RB, (INS - AGI)(b)	5.00%	01/01/2029	5	5,384
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2029	40	42,766
Indianapolis Local Public Improvement Bond Bank, Series 2019 A, RB	5.25%	02/01/2039	55	58,454
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2036	130	138,349
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2037	30	31,793
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	10	10,334
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	400	408,283
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	140	142,563
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, Ref. RB	4.00%	02/01/2038	100	102,107
				2,429,543
Iowa-0.45%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2029	165	179,686
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2031	195	211,638
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2032	135	146,270
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2033	115	124,192
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2034	70	75,361
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018 B, Ref. RB	5.00%	02/15/2048	405	406,271
				1,143,418
Kansas-0.20%
Goddard (City of), KS, Series 2025-4, GO Bonds	5.00%	04/01/2029	70	74,735
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2029	295	323,498
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2029	90	98,694
				496,927
Kentucky-0.56%
Kentucky (Commonwealth of) Economic Development Finance Authority, Series 2019 A, Ref. RB	5.00%	08/01/2044	145	149,101
Kentucky (Commonwealth of) Economic Development Finance Authority (Commonspirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2049	230	232,730
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2029	260	286,241
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2029	95	104,245
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2029	85	92,144
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2024 A, Ref. RB	5.00%	07/01/2029	150	163,475
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2020 A, RB	5.00%	10/01/2038	205	216,308
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2020, RB	5.00%	10/01/2037	175	185,226
				1,429,470
Louisiana-0.72%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2019 A, Ref. RB	4.00%	02/01/2040	10	10,167
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGI)(b)	4.00%	12/01/2036	125	128,606
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGI)(b)	4.00%	12/01/2038	$100	$ 101,835
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, Ref. RB, (INS - AGI)(b)	4.00%	12/01/2039	300	304,306
Lafayette (City of), LA, Series 2019, RB, (INS - AGI)(b)	5.00%	11/01/2044	10	10,409
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2032	200	215,480
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2033	60	64,478
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2034	70	75,014
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2035	20	21,366
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2036	195	207,587
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2037	5	5,310
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2038	5	5,303
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2039	95	100,546
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2029	200	216,403
Louisiana (State of), Series 2025 B, RB	5.00%	05/01/2029	65	70,748
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2029	100	106,655
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2029	115	125,865
Louisiana (State of) Public Facilities Authority (Christus Health), Series 2019 A, Ref. RB	5.00%	07/01/2048	65	66,160
				1,836,238
Maryland-2.34%
Anne Arundel (County of), MD, Series 2019, GO Bonds	5.00%	10/01/2048	100	103,483
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	5.00%	07/01/2049	10	10,246
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2035	280	290,944
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2036	25	25,870
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2037	50	51,529
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2039	30	30,706
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2029	20	21,130
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2029	155	168,372
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2031	200	216,690
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2032	290	313,760
Maryland (State of), First Series 2019, GO Bonds	4.00%	03/15/2033	115	120,264
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2029	180	192,359
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2029	125	132,305
Maryland (State of), Series 2022 C, Ref. GO Bonds	4.00%	03/01/2029	105	110,723
Maryland (State of), Series 2022 D, Ref. GO Bonds	4.00%	08/01/2029	120	127,396
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2029	125	136,496
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2029	15	16,380
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2029	20	21,930
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2029	455	498,896
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2029	140	152,078
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	385	422,143
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2029	120	130,227
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2031	205	224,172
Maryland (State of) (Bidding Group 2), Series 2025 B, Ref. GO Bonds	5.00%	08/01/2029	40	43,859
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2029	235	258,551
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2029	135	148,529
Maryland (State of) Department of Transportation, Series 2021 A, RB	3.00%	10/01/2032	200	202,442
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2029	150	165,692
Maryland (State of) Department of Transportation, Series 2025 B, RB	5.00%	10/01/2029	5	5,501
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2029	115	125,719
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2029	70	76,525
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2029	100	107,630
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2029	120	132,379
Montgomery (County of), MD, Series 2019 A, GO Bonds	4.00%	11/01/2031	10	10,566
Montgomery (County of), MD, Series 2019 A, GO Bonds	4.00%	11/01/2032	60	63,245
Montgomery (County of), MD, Series 2019 A, GO Bonds	4.00%	11/01/2033	40	42,057
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2029	50	53,048
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2029	50	53,257
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2029	195	213,813
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2029	$105	$ 116,065
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2029	80	85,452
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2029	155	169,767
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2031	10	10,527
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2032	210	220,650
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2029	55	58,748
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2029	45	49,489
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2029	30	32,827
				5,964,437
Massachusetts-4.22%
Massachusetts (Commonwealth of), Series 2005, Ref. RB(a)	5.50%	01/01/2029	5	5,453
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2029	45	47,435
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2029	230	252,216
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2029	65	71,579
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2029	10	10,732
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2031	195	210,814
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2032	235	254,073
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2033	170	184,585
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2034	30	32,555
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2035	30	32,275
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2036	100	107,263
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2037	110	117,603
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2038	220	234,506
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2039	15	15,948
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	350	367,998
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	305	313,902
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2040	85	90,647
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2041	175	186,116
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2042	25	26,482
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2043	350	369,126
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2044	40	41,989
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2045	35	36,476
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2029	150	163,796
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2029	20	21,839
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2029	295	324,859
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	4.00%	09/01/2037	15	15,509
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	4.00%	09/01/2038	60	61,729
Massachusetts (Commonwealth of), Series 2019, GO Bonds	5.00%	05/01/2039	70	74,858
Massachusetts (Commonwealth of), Series 2019, GO Bonds	5.00%	05/01/2046	5	5,189
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2029	130	141,356
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2029	70	76,761
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2029	235	259,856
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2029	250	275,305
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2029	155	170,689
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2029	60	65,098
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2029	550	606,922
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2029	5	5,460
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2029	260	282,712
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2029	40	43,679
Massachusetts (Commonwealth of), Series 2024 G, GO Bonds	5.00%	12/01/2029	25	27,701
Massachusetts (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	07/01/2029	40	43,864
Massachusetts (Commonwealth of) (Consolidated Loan of 2019), Series 2019, GO Bonds	5.00%	05/01/2047	35	36,222
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2019 A, RB	5.00%	06/01/2049	425	436,638
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2029	85	93,354
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 B, RB, (INS - NATL)(b)	5.50%	07/01/2029	125	139,292
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2029	45	49,784
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2021, Ref. RB	5.00%	07/01/2041	$360	$ 384,606
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2021, Ref. RB	5.00%	07/01/2042	135	143,624
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2025, RB	5.00%	02/01/2029	10	10,865
Massachusetts (Commonwealth of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	01/01/2033	255	273,679
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2029	25	27,460
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health), Series 2025, Ref. RB, (INS - AGI)(b)	5.00%	07/01/2029	5	5,437
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 1999, RB	6.00%	05/15/2059	10	10,923
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 1999 P, RB	5.45%	05/15/2059	105	113,315
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2029	100	108,984
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2029	255	281,380
Massachusetts (Commonwealth of) Port Authority, Series 2019 B, RB	5.00%	07/01/2044	30	31,615
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB	5.00%	02/15/2044	585	614,782
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2029	5	5,438
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2031	155	167,348
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2032	215	231,219
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2034	160	171,392
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2035	190	203,058
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2031	10	10,840
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2032	15	16,239
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2033	55	59,422
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2034	120	129,399
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2035	50	53,792
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018 A, Ref. RB	5.00%	01/01/2029	115	124,663
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(b)	5.25%	08/01/2029	110	121,975
Massachusetts (Commonwealth of) Water Resources Authority, Series 2019 B, RB	5.00%	08/01/2044	10	10,584
Massachusetts (Commonwealth of) Water Resources Authority, Series 2024 C, RB	5.00%	08/01/2029	90	99,058
University of Massachusetts Building Authority, Series 2019, Ref. RB	5.00%	05/01/2039	25	26,470
University of Massachusetts Building Authority, Series 2019-1, Ref. RB	5.00%	05/01/2029	5	5,436
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2033	210	229,130
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2034	140	152,203
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	300	308,680
University of Massachusetts Building Authority, Series 2020-1, RB	5.00%	11/01/2031	20	22,020
University of Massachusetts Building Authority, Series 2020-1, RB	5.00%	11/01/2032	75	82,230
University of Massachusetts Building Authority, Series 2021, Ref. RB	5.00%	11/01/2029	55	60,715
				10,730,226
Michigan-1.62%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(b)	5.25%	05/01/2029	130	141,819
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2029	115	125,447
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2029	70	76,359
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2044	295	306,802
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	145	148,830
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2029	295	325,515
Michigan (State of), Series 2023, RB	5.00%	11/15/2029	210	231,722
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	5.00%	04/15/2036	395	427,570
Michigan (State of) Building Authority (Facilities Program), Series 2023 II, Ref. RB	5.00%	10/15/2029	45	49,490
Michigan (State of) Finance Authority, Series 2019 A, Ref. RB	5.00%	12/01/2041	335	353,452
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2029	180	194,629
Michigan (State of) Finance Authority (CHE Trinity Health Credit Group), Series 2013 MI-4, Ref. RB	5.00%	12/01/2039	205	218,533
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, RB	4.00%	12/01/2039	120	121,933
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2036	30	30,652
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2038	$490	$ 499,681
Michigan State University, Series 2019 B, RB	5.00%	02/15/2044	340	355,206
Michigan State University, Series 2019 B, RB	5.00%	02/15/2048	390	402,577
Michigan State University, Series 2023 A, Ref. RB	5.00%	08/15/2029	95	104,165
				4,114,382
Minnesota-1.24%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2029	160	176,677
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2029	20	21,537
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2029	75	80,134
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	25	27,351
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	65	71,063
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2032	145	158,198
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2033	80	87,042
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2034	165	179,361
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	360	388,658
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2037	150	161,315
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	35	37,409
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2029	130	142,227
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2029	485	531,680
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2029	85	93,181
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2029	115	124,696
Minnesota (State of), Series 2023, COP	5.00%	11/01/2029	50	55,102
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2029	75	82,054
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2029	145	158,638
Minnesota (State of) Public Facilities Authority, Series 2023 B, Ref. RB	5.00%	03/01/2029	50	54,261
Rochester (City of), MN (Mayo Clinic), Series 2016 B, Ref. RB	5.00%	11/15/2029	180	198,079
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	5.00%	05/01/2048	220	224,342
University of Minnesota, Series 2019 A, RB	5.00%	04/01/2044	90	93,792
				3,146,797
Mississippi-0.12%
Mississippi (State of), Series 2019 B, GO Bonds	5.00%	10/01/2033	250	272,933
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2029	20	21,543
				294,476
Missouri-0.71%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2029	20	22,019
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2031	125	131,364
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2038	65	66,574
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2039	90	91,860
Missouri (State of) Health & Educational Facilities Authority, Series 2019 A, RB	5.00%	10/01/2046	150	154,356
Missouri (State of) Health & Educational Facilities Authority, Series 2025, RB	5.00%	11/15/2029	230	249,467
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2029	120	128,047
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	5.00%	06/01/2029	115	124,183
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2029	150	163,458
Missouri (State of) Highway & Transportation Commission (State Appropriations Mega), Series 2025, RB	5.00%	05/01/2029	15	16,346
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2029	85	93,280
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2029	5	5,470
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2029	50	51,795
Springfield School District No. R-12, Series 2019, GO Bonds	4.00%	03/01/2035	110	114,523
Springfield School District No. R-12, Series 2019, GO Bonds	5.00%	03/01/2036	300	318,831
Springfield School District No. R-12, Series 2019, GO Bonds	5.00%	03/01/2037	15	15,891
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(b)	5.50%	07/01/2029	50	55,206
				1,802,670
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska-0.37%
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2029	$55	$ 57,977
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2031	165	177,822
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2032	200	215,048
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2033	310	332,759
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2024, Ref. RB	5.00%	01/01/2029	150	161,443
				945,049
Nevada-1.28%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2029	165	180,101
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2029	160	174,697
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2031	140	152,378
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2032	110	119,505
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2033	65	70,447
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2029	95	103,727
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2031	215	234,008
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2032	125	135,802
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2033	60	65,028
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2034	145	156,778
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2035	160	172,467
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2041	30	31,659
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2042	65	68,308
Clark (County of), NV Department of Aviation, Series 2019 D, Ref. RB	5.00%	07/01/2031	130	141,493
Clark (County of), NV Department of Aviation, Series 2019 D, Ref. RB	5.00%	07/01/2032	240	260,739
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2029	75	81,889
Clark (County of), NV Department of Aviation, Series 2024 B, RN	5.00%	07/01/2029	255	278,424
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2029	60	65,282
Humboldt (County of), NV, Series 2016, Ref. RB	3.55%	10/01/2029	255	263,311
Humboldt (County of), NV, Series 2016, Ref. RB	3.55%	10/01/2029	200	204,389
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2029	140	152,784
Washoe (County of), NV (Fuel Tax), Series 2018, Ref. RB	5.00%	02/01/2042	130	136,269
				3,249,485
New Jersey-2.59%
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	08/01/2035	10	10,433
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	08/01/2037	25	25,874
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	08/01/2038	5	5,159
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	08/01/2039	20	20,551
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	08/01/2040	105	107,459
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	08/01/2041	10	10,195
Gloucester (County of), NJ Improvement Authority (The) (Rowan University), Series 2019, RB	5.00%	07/01/2044	25	26,112
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	1,165	1,272,145
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2029	250	244,429
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - NATL)(b)	5.50%	09/01/2029	130	144,795
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	5.00%	06/15/2033	250	272,903
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	5.00%	06/15/2034	560	609,278
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2039	35	37,304
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2044	250	260,672
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2031	55	60,128
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2033	120	130,501
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2034	20	21,685
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2029	45	49,375
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2032	40	43,596
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2035	20	21,601
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2044	225	234,107
New Jersey (State of) Educational Facilities Authority, Series 2024, Ref. RB	5.00%	03/01/2029	80	86,988
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, Ref. RB	5.00%	07/01/2029	120	130,780
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RB	5.00%	06/15/2029	85	91,438
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2029	225	241,960
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2029	$20	$ 21,515
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2031	65	71,429
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2032	100	109,533
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2033	100	109,175
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2039	290	309,560
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2029	110	119,775
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2029	90	97,998
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2029	95	103,457
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGI)(b)	5.25%	01/01/2029	120	130,628
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2029	20	21,038
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2029	115	120,968
New Jersey (State of) Turnpike Authority, Series 2019 A, RB	5.00%	01/01/2048	845	866,588
New Jersey (State of) Turnpike Authority, Series 2022 C, Ref. RB	5.00%	01/01/2029	160	172,847
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2029	85	91,825
South Jersey Transportation Authority, Series 2019 A, Ref. RB, (INS - AGI)(b)	5.00%	11/01/2029	70	77,195
				6,582,999
New Mexico-0.61%
Farmington (City of), NM (Four Corners), Series 2011, Ref. RB	1.80%	04/01/2029	30	28,505
Farmington (City of), NM (Southern California Edison), Series 2005 B, Ref. RB	1.80%	04/01/2029	100	95,018
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2029	25	27,108
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2029	175	189,755
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2029	185	196,934
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2029	335	366,162
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2019 A, RB	5.00%	08/01/2044	5	5,135
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2029	240	261,722
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2029	145	158,124
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2029	185	201,744
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2029	30	32,715
				1,562,922
New York-17.01%
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2038	370	398,555
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2039	50	53,621
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2040	45	48,007
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2029	110	122,087
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	5.00%	11/01/2049	130	133,451
Long Island (City of), NY Power Authority, Series 2003 C, RB, (INS - AGI)(b)	5.25%	09/01/2029	180	195,469
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2029	60	64,319
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2029	50	55,025
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2029	75	82,533
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2038	90	94,508
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2039	130	136,091
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2040	105	109,449
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2042	170	175,373
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(b)	5.00%	11/15/2043	10	10,446
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(b)	5.00%	11/15/2044	125	129,825
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2029	80	88,035
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2029	135	150,035
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2029	50	54,824
New York & New Jersey (States of) Port Authority, Series 2019, RB	5.00%	11/01/2035	10	10,900
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	11/01/2038	35	35,859
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	5.00%	09/01/2034	140	152,437
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	5.00%	09/01/2034	75	81,662
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	5.00%	09/01/2036	20	21,661
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	4.00%	09/01/2038	25	25,595
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2029	65	69,311
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2033	60	65,664
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2034	225	245,768
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2036	$225	$ 244,362
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	4.00%	11/01/2039	10	10,209
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2044	220	232,102
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2031	250	274,027
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2033	200	218,227
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2035	80	86,942
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2032	75	82,063
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2035	70	76,074
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	4.00%	09/01/2039	150	153,089
New York (City of), NY, Series 2005-1, GO Bonds	5.00%	09/01/2029	65	71,371
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2031	1,165	1,268,650
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2032	100	108,653
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2033	125	135,525
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2034	250	270,406
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2035	45	46,573
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2036	85	91,312
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2038	55	58,685
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2039	65	66,032
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2039	80	85,186
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2040	5	5,059
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2042	95	100,409
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	220	231,541
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2029	165	177,394
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2030	130	139,699
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2031	100	107,320
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2032	30	32,141
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2033	125	133,679
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2034	250	266,856
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2029	90	98,620
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2029	35	38,585
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2029	65	71,226
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2029	220	241,072
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2029	185	202,720
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2029	85	93,332
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2029	160	175,325
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2029	205	224,635
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2029	35	38,352
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2029	30	32,873
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2029	165	180,804
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2029	55	60,268
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2029	45	48,808
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2029	80	86,948
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2029	125	136,973
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2031	250	269,433
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2035	395	424,780
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2038	5	5,095
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2039	265	281,554
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2041	245	259,200
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	335	351,801
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2045	20	20,782
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2029	15	16,503
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2029	315	345,876
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2029	25	27,058
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(b)	5.00%	03/01/2029	170	182,997
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	200	207,071
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC, Ref. RB	5.00%	06/15/2029	150	164,354
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	125	132,572
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2049	$35	$ 36,237
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	5.00%	06/15/2039	30	32,158
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	4.00%	06/15/2040	5	5,069
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2032	305	336,446
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2040	575	620,605
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	5.00%	06/15/2029	75	82,177
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	4.00%	06/15/2029	30	31,891
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2029	440	482,105
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2029	95	104,091
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2029	180	197,225
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE-2, Ref. RB	5.00%	06/15/2040	740	791,284
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	5.00%	06/15/2049	90	92,788
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2033	120	130,442
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2034	295	319,954
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2035	175	189,426
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2038	250	268,493
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2040	125	133,663
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2029	180	197,225
New York (City of), NY Transitional Finance Authority, Series 2002 1, Ref. RB	5.00%	11/01/2029	405	445,425
New York (City of), NY Transitional Finance Authority, Series 2010 F-5, RB	5.00%	02/01/2029	120	129,630
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.00%	05/01/2029	115	124,986
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2029	35	37,347
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2029	35	37,347
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	5.00%	11/01/2034	275	298,669
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	5.00%	11/01/2035	860	930,627
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	5.00%	11/01/2036	25	26,930
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2037	100	102,543
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2038	45	45,938
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2039	25	25,416
New York (City of), NY Transitional Finance Authority, Series 2019 C-1, RB	5.00%	11/01/2035	270	289,270
New York (City of), NY Transitional Finance Authority, Series 2019, RB	5.00%	11/01/2034	230	247,199
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2037	10	10,221
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2038	45	45,816
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2039	5	5,072
New York (City of), NY Transitional Finance Authority, Series 2019, RB	5.00%	11/01/2039	200	211,664
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	08/01/2029	100	109,336
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2029	450	494,917
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2029	235	258,456
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2029	285	313,447
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2029	90	98,402
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2029	160	175,970
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	07/15/2029	50	54,935
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2029	190	208,965
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2029	80	87,985
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2029	20	21,737
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2029	85	92,381
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2029	25	27,171
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2029	190	208,965
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2029	15	16,303
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2029	30	32,605
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2029	30	32,994
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2029	40	43,993
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2029	60	65,989
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2029	20	21,996
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-6, RB	5.00%	08/01/2029	140	153,070
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2029	195	208,074
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2035	470	504,555
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2036	500	534,617
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2037	$370	$ 394,178
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2038	65	69,030
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2039	155	164,161
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2040	565	597,438
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1A, Ref. RB	5.00%	07/15/2029	55	60,428
New York (City of), NY Transitional Finance Authority, Subseries 2024 A-1, Ref. RB	5.00%	11/01/2029	205	225,462
New York (State of), Series 2025 C, Ref. GO Bonds	5.00%	03/15/2029	35	38,225
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(b)	5.50%	03/15/2029	75	82,662
New York (State of) Dormitory Authority, Series 2018, Ref. RB	5.00%	01/15/2029	105	110,148
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2033	100	108,302
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2035	325	350,144
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2036	125	134,245
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2037	415	444,234
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2039	380	404,888
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB(a)	5.00%	03/15/2029	20	21,775
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2032	360	389,049
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2033	165	177,904
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2035	360	386,596
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2036	20	21,406
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2037	225	240,049
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2038	115	122,416
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2039	40	42,491
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	495	523,369
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	170	179,300
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2043	195	204,973
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2044	305	319,256
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2045	80	83,486
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2046	60	62,261
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2047	15	15,516
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2032	290	305,110
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2036	115	123,772
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2037	200	205,432
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2038	120	122,911
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2039	450	480,801
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGI)(b)	5.00%	10/01/2029	25	26,854
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB(a)	5.00%	03/15/2029	5	5,444
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB(a)	5.00%	02/15/2029	50	54,319
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(b)	5.00%	10/01/2029	90	99,282
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(b)	5.00%	10/01/2031	75	82,214
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(b)	5.00%	10/01/2032	105	114,704
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(b)	5.00%	10/01/2033	210	228,841
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(b)	4.00%	10/01/2034	100	103,987
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(b)	4.00%	10/01/2035	25	25,874
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2029	70	76,125
New York (State of) Dormitory Authority, Series 2021, RB(a)	5.00%	03/15/2029	290	315,739
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB(a)	5.00%	03/15/2029	40	43,550
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(b)	5.00%	10/01/2029	50	55,156
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB(a)	5.00%	03/15/2029	260	283,076
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(b)	5.00%	10/01/2029	15	16,547
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2029	55	60,382
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(b)	5.00%	10/01/2029	5	5,516
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2029	10	10,887
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2029	5	5,464
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(b)	5.00%	10/01/2029	70	77,219
New York (State of) Dormitory Authority (Bid Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2031	385	416,389
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2040	365	386,941
New York (State of) Dormitory Authority (Bidding Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2034	110	118,398
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2019, RB	5.00%	07/01/2029	40	43,864
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2019, RB	5.00%	07/01/2035	$95	$ 102,571
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2029	35	38,250
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2031	135	147,175
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2032	200	217,260
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2034	240	259,254
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2038	80	85,404
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	165	173,709
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2049	5	5,155
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2029	15	16,259
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	5.00%	07/01/2049	260	264,648
New York (State of) Dormitory Authority (Rockefeller University), Series 2019 A, Ref. RB	5.00%	07/01/2035	515	554,673
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	400	411,612
New York (State of) Energy Research & Development Authority (New Yourk State Electric & Gas Corp.), Series 1994 D, Ref. RB	3.50%	10/01/2029	60	61,284
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(b)	5.00%	11/15/2029	45	50,029
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(b)	5.00%	11/15/2029	165	183,439
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2029	15	15,779
New York (State of) Thruway Authority, Series 2019 B, RB	5.00%	01/01/2029	150	162,130
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2029	90	97,537
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2029	105	113,793
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2029	140	152,078
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2029	115	124,796
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center), Series 2021 A, Ref. RB	1.45%	11/15/2029	220	203,972
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	5.00%	06/15/2029	15	16,425
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	5.00%	06/15/2031	55	60,350
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds), Series 2019, RB	5.00%	08/15/2044	20	21,042
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds), Series 2019, RB	5.00%	02/15/2049	50	51,927
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2033	140	152,895
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2034	90	98,120
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2035	215	233,768
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2036	75	81,234
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	4.00%	06/15/2037	215	223,369
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2044	240	252,059
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2029	55	60,226
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2029	155	169,729
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2035	270	293,571
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2036	410	444,379
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2037	45	48,625
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2038	175	188,544
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2039	65	69,886
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2040	375	402,374
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2041	100	106,938
New York State Urban Development Corp., Series 2020 A, RB(a)	5.00%	03/15/2029	60	65,418
New York State Urban Development Corp., Series 2020, Ref. RB(a)	5.00%	03/15/2029	220	239,866
New York State Urban Development Corp., Series 2021, Ref. RB(a)	5.00%	03/15/2029	50	54,284
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2029	330	363,633
New York State Urban Development Corp. (Bidding Group 1), Series 2023 A, RB(a)	5.00%	03/15/2029	45	48,855
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	5.00%	03/15/2029	110	119,693
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York Transportation Development Corp. (Termial 4 John F. Kennedy International Airport), Series 2020, Ref. RB	5.00%	12/01/2029	$55	$ 60,088
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2038	10	10,804
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2039	280	301,463
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2040	130	139,411
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2041	5	5,027
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	10	10,576
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	175	183,102
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2029	120	132,910
Triborough Bridge & Tunnel Authority, Series 2019, RB	4.00%	11/15/2040	5	5,051
Triborough Bridge & Tunnel Authority, Series 2019, RB	5.00%	11/15/2043	5	5,220
Triborough Bridge & Tunnel Authority, Series 2022, Ref. RB	5.00%	11/15/2029	115	127,285
Triborough Bridge & Tunnel Authority, Series 2025 B-2, RB	5.00%	03/15/2029	1,205	1,311,558
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	225	230,311
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2029	385	420,823
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2029	45	49,841
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2029	175	193,695
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.00%	12/01/2029	55	60,922
				43,260,249
North Carolina-1.54%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2029	100	106,707
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	115	117,650
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 A, Ref. RB	5.00%	01/15/2033	70	75,147
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	5.00%	01/15/2029	25	26,904
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2029	105	115,441
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2031	25	27,158
North Carolina (State of), Series 2019 A, RB	4.00%	05/01/2033	185	193,756
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2029	45	49,183
North Carolina (State of), Series 2019 B, GO Bonds	4.00%	06/01/2031	30	31,571
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	55	60,113
North Carolina (State of), Series 2021, RB	5.00%	03/01/2029	50	54,216
North Carolina (State of), Series 2025 C, Ref. GO Bonds	5.00%	06/01/2029	50	54,648
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2029	155	168,907
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2032	200	216,918
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	4.00%	05/01/2034	275	287,384
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2029	220	239,738
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2029	170	185,252
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2029	135	146,382
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2031	165	178,110
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2032	240	258,721
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2033	75	80,665
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2034	25	26,836
North Carolina (State of) (Garvee), Series 2025, Ref. RB	5.00%	03/01/2029	100	108,431
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB	5.00%	01/01/2031	5	5,329
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB	5.00%	01/01/2040	25	26,079
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(b)	5.00%	01/01/2032	210	223,934
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(b)	5.00%	01/01/2034	5	5,309
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(b)	5.00%	01/01/2035	25	26,472
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(b)	5.00%	01/01/2036	50	52,800
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(b)	4.00%	01/01/2037	25	25,417
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(b)	5.00%	01/01/2038	10	10,470
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(b)	4.00%	01/01/2041	300	303,000
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2029	95	104,348
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2029	65	70,520
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2029	85	92,708
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2029	145	159,470
				3,915,694
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-2.59%
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	5.00%	12/01/2029	$245	$ 268,219
American Municipal Power, Inc. (AMP Fremont Energy Center), Series 2017, Ref. RB	5.00%	02/15/2029	10	10,531
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2020 A, Ref. RB	5.00%	02/15/2029	70	75,524
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2023, Ref. RB	5.00%	02/15/2029	5	5,395
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(b)	5.25%	12/01/2029	90	99,844
Cleveland (City of), OH, Series 2025 A, Ref. RB	5.00%	01/01/2029	35	37,570
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2029	50	53,693
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2029	90	97,844
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2029	165	181,034
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2029	35	38,401
Montgomery (County of), OH (Premier Health Partners Obligated Group), Series 2019, Ref. RB	5.00%	11/15/2037	150	156,974
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	4.00%	11/15/2036	40	41,335
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	4.00%	11/15/2037	15	15,417
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2031	110	119,807
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2032	85	92,392
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2033	50	54,169
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2034	120	129,636
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2035	180	193,773
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2036	125	134,147
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2037	110	117,700
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2038	150	160,022
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2039	45	47,828
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2029	335	369,875
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2029	90	98,882
Ohio (State of), Series 2021, RB	5.00%	02/01/2029	100	108,113
Ohio (State of), Series 2025 A, GO Bonds	5.00%	03/01/2029	75	81,323
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2029	30	32,761
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2029	55	60,612
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2029	190	199,649
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2029	55	59,227
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.), Series 2019 A, Ref. PCR	3.25%	09/01/2029	60	60,435
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2029	20	21,608
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2029	250	263,415
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2029	355	385,194
Ohio (State of) Water Development Authority, Series 2019, RB	5.00%	12/01/2029	295	324,119
Ohio (State of) Water Development Authority, Series 2019, RB	5.00%	12/01/2038	100	107,486
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	12/01/2037	130	140,249
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	12/01/2039	120	128,580
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	06/01/2044	40	42,012
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2035	505	549,446
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2036	250	270,741
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2037	240	258,921
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2038	100	107,486
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2039	160	171,440
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	40	42,035
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 D, RB	5.00%	12/01/2029	125	138,172
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 E, RB	5.00%	12/01/2029	170	187,914
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2029	230	253,624
				6,594,574
Oklahoma-0.31%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	3.00%	09/01/2029	100	100,135
Canadian (County of), OK Educational Facilities Authority (Yukon Public Schools), Series 2023, RB	5.00%	09/01/2029	225	243,414
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2029	255	278,080
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2029	$70	$ 75,731
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2029	75	80,657
				778,017
Oregon-1.21%
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2029	200	218,737
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	95	103,932
Multnomah County School District No. 1, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	95	103,932
Oregon (State of), Series 2019 A, GO Bonds	5.00%	05/01/2034	20	21,658
Oregon (State of), Series 2019 A, GO Bonds	5.00%	05/01/2044	105	109,719
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2029	35	38,163
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2032	115	125,163
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2033	245	265,946
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2029	210	228,976
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2035	140	151,831
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2036	210	226,822
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2037	45	48,428
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2038	55	58,999
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2039	15	16,046
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2042	250	265,425
Oregon (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	11/15/2029	220	242,591
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.00%	04/01/2029	5	5,441
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2029	100	108,492
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2031	60	65,785
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2032	65	71,227
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2033	265	289,526
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2034	145	158,009
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	10	10,652
Washington & Clackamas Counties School District No. 23J Tigar, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	30	32,053
Washington & Clackamas Counties School District No. 23J Tigar, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2039	15	15,986
Washington & Clackamas Counties School District No. 23J Tigar, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2040	100	106,251
				3,089,790
Pennsylvania-5.25%
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2018, Ref. RB	5.00%	04/01/2029	45	47,262
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2034	125	133,572
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2035	190	194,896
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2036	265	270,671
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2038	250	252,965
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2029	70	76,121
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2031	25	26,979
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2032	50	53,805
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2033	145	155,465
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2029	75	81,005
Armstrong School District, Series 2019 A, Ref. GO Bonds, (INS - BAM)(b)	4.00%	03/15/2041	70	70,898
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2029	$60	$ 64,594
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2031	45	48,428
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2032	100	107,511
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2033	50	53,518
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2034	115	123,871
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2035	75	80,321
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2036	160	170,488
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2037	80	84,853
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2038	60	63,518
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2039	115	121,818
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2040	95	100,448
Delaware Valley Regional Finance Authority, Series 2021 A, RB	2.00%	10/01/2029	115	111,950
Delaware Valley Regional Finance Authority, Series 2022 D, RB	4.00%	03/01/2029	5	5,210
Doylestown Hospital Authority, Series 2019, RB	5.00%	07/01/2049	100	102,379
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2046	65	66,290
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB	5.00%	07/01/2044	150	154,483
Lehigh (County of), PA Industrial Development Authority (PPL Electric Utilities Corp.), Series 2016 A, Ref. RB	3.00%	09/01/2029	440	446,592
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2029	60	64,628
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	5.00%	09/01/2029	15	15,899
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2031	115	124,237
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2033	160	171,459
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2034	45	46,333
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC), Series 2023 B, Ref. RB	4.10%	06/01/2029	400	419,801
North Allegheny School District, Series 2019, GO Bonds	4.00%	05/01/2044	200	200,510
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2029	120	130,459
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2029	125	136,022
Pennsylvania (Commonwealth of), First Series 2023 A, GO Bonds	5.00%	09/01/2029	330	361,645
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2029	360	394,521
Pennsylvania (Commonwealth of), First Series 2024 C, GO Bonds	5.00%	08/15/2029	10	10,947
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2029	745	813,942
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2029	160	175,686
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2029	65	71,157
Pennsylvania (Commonwealth of), Series 2025 B, Ref. GO Bonds	5.00%	08/15/2029	15	16,421
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2025 B, Ref. RB	5.00%	03/15/2029	115	124,110
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2031	5	5,451
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2032	130	141,385
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2049	20	20,599
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2006 B, RB, (INS - AGI)(b)	5.00%	06/01/2029	150	161,735
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2033	225	245,587
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2034	210	228,463
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2035	170	184,057
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2037	30	32,202
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2038	145	155,161
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2039	130	138,808
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	470	495,348
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	495	518,324
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2049	260	269,274
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2029	$75	$ 80,899
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2031	35	38,170
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2032	40	43,504
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2033	145	157,159
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2034	325	351,020
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2035	215	231,272
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2037	110	117,288
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2038	185	196,873
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2039	50	53,082
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	140	146,129
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2049	305	312,871
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2054	70	71,489
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(b)	5.00%	09/01/2029	15	16,428
Philadelphia (City of), PA Authority for Industrial Development, Series 2019, Ref. RB	5.00%	10/01/2029	10	10,944
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2029	20	21,783
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2031	185	200,567
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2032	140	151,269
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2035	120	124,283
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2036	215	221,764
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2037	290	297,936
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2038	235	240,517
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2039	200	203,259
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2044	395	410,453
Philadelphia School District (The), Series 2019 C, Ref. GO Bonds	5.00%	09/01/2033	60	64,588
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 A, RB, (INS - AGI)(b)	5.00%	09/01/2044	15	15,677
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGI)(b)	4.00%	09/01/2034	45	47,031
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019, Ref. RB	5.00%	06/01/2038	10	10,566
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019, Ref. RB	5.00%	06/01/2044	55	56,727
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2023, Ref. RB	5.00%	06/01/2029	220	238,357
Temple University-of The Commonwealth System of Higher Education, First Series 2025, Ref. RB, (INS - AGI)(b)	5.00%	04/01/2029	5	5,419
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2023, Ref. RB	5.00%	02/15/2029	65	70,161
				13,351,567
Rhode Island-0.22%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2019 A, Ref. RB	5.00%	09/01/2029	505	553,426
South Carolina-0.29%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2025, Ref. RB	5.00%	12/01/2029	30	33,070
Columbia (City of), SC, Series 2019 A, RB(a)(c)	5.00%	02/01/2029	145	156,892
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2029	30	32,548
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2029	340	373,827
Spartanburg County School District No. 7, Series 2019 D, GO Bonds	5.00%	03/01/2048	130	133,208
				729,545
Tennessee-0.72%
Chattanooga (City of), TN, Series 2025, Ref. RB	5.00%	09/01/2029	20	21,953
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2049	360	364,500
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2029	135	143,895
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2029	30	32,435
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2029	110	118,927
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2029	160	174,211
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	07/01/2029	850	924,076
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2016, Ref. GO Bonds	2.50%	01/01/2029	$5	$ 5,001
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2029	45	49,066
				1,834,064
Texas-8.63%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2029	105	113,481
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	85	91,783
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	125	130,570
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	235	241,152
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2029	80	88,114
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2029	5	5,488
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	100	102,587
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	95	104,033
Bexar (County of), TX Hospital District, Series 2020, Ctfs. of Obligations	5.00%	02/15/2045	35	36,100
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2029	125	136,928
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2031	100	109,209
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2032	135	147,079
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2033	180	195,815
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2034	15	16,261
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	4.00%	08/15/2037	10	10,325
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2038	90	96,228
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2039	110	117,193
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2029	185	202,589
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2029	365	399,830
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2029	105	115,020
Board of Regents of the University of Texas System, Series 2025 A, RB	5.00%	08/15/2029	145	158,837
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2031	185	201,578
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2032	175	190,275
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2033	115	124,708
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2034	110	114,525
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2035	105	108,909
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2036	70	72,286
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2037	45	46,246
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2038	30	30,704
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	85	91,885
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	115	124,521
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	10	10,828
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	135	145,659
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2038	75	76,906
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2039	250	255,823
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	65	70,132
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	95	102,341
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	230	246,600
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2034	15	15,579
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	45	48,088
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2037	$25	$ 25,729
Cypress-Fairbanks Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	100	108,309
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	180	194,956
Dallas & Fort Worth (Cities of), TX, Series 2023 B, Ref. RB	5.00%	11/01/2029	360	395,399
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2029	95	104,342
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2029	60	65,900
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2029	95	104,342
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2029	145	159,258
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2029	220	238,032
Dallas (City of), TX, Series 2024 A, Ctfs. Of Obligations	5.00%	02/15/2029	70	75,737
Dallas (City of), TX, Series 2024 B, Ctfs. of Obligations	5.00%	02/15/2029	80	86,557
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2029	85	91,967
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2029	70	75,737
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(b)	5.25%	12/01/2029	65	72,272
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2029	85	93,748
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2031	95	104,355
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2032	130	142,462
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2033	135	147,483
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2034	340	370,216
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2031	80	83,555
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	40	41,721
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	45	46,844
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	180	194,848
Dallas (City of), TX Independent School District, Series 2025 C, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	160	173,198
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2029	75	79,918
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	50	54,789
Frisco Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	100	106,501
Frisco Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	95	102,780
Garland (City of), TX, Series 2019, Ref. RB	5.00%	03/01/2044	160	165,318
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	40	43,300
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(b)	5.00%	11/15/2029	100	109,283
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2029	50	54,670
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2029	20	21,917
Harris (County of), TX, Series 2025 A, Ref. GO Bonds	5.00%	09/15/2029	15	16,432
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2029	40	43,834
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Series 2024 A, RB	5.00%	05/15/2029	65	69,543
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2029	260	284,935
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2024, Ref. RB	5.00%	10/01/2029	270	295,299
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2029	45	47,912
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2029	65	69,206
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2029	145	156,838
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2031	65	70,120
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2032	185	199,051
Houston (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	30	31,024
Houston (City of), TX, Series 2024 A, Ref. RB	5.00%	11/15/2029	55	60,558
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston (City of), TX, Series 2025, GO Bonds	5.00%	03/01/2029	$35	$ 37,857
Houston Community College System, Series 2020, Ref. GO Bonds	5.00%	02/15/2035	90	96,016
Houston Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	110	118,844
Humble Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	45	48,605
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	90	98,278
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	125	129,744
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2036	255	263,739
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2037	65	66,961
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2038	10	10,266
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	135	147,882
Lower Colorado River Authority, Series 2019, Ref. RB	5.00%	05/15/2033	50	53,868
Lower Colorado River Authority, Series 2019, Ref. RB	5.00%	05/15/2034	50	53,714
Lower Colorado River Authority, Series 2019, Ref. RB	5.00%	05/15/2035	25	26,768
Lower Colorado River Authority, Series 2020, Ref. RB	5.00%	05/15/2033	50	53,868
Lower Colorado River Authority, Series 2020, Ref. RB	5.00%	05/15/2045	35	36,264
Lower Colorado River Authority, Series 2020, Ref. RB	5.00%	05/15/2050	5	5,115
Lower Colorado River Authority, Series 2025, Ref. RB	5.00%	05/15/2029	15	16,287
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, RB	5.00%	05/15/2044	560	582,056
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2029	50	54,291
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2031	250	270,478
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2032	65	70,188
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2036	250	266,675
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2034	35	37,600
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2035	200	214,144
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2029	15	16,287
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(b)	5.00%	05/15/2029	25	27,186
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(b)	5.00%	05/15/2029	95	103,307
Matagorda County Navigation District No. 1 (Central Power And Light Co.), Series 2001, Ref. RB	2.60%	11/01/2029	370	365,119
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	85	91,935
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2029	145	157,654
North East Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	115	125,736
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2029	90	98,665
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2036	15	15,389
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2037	125	127,771
North Texas Tollway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2038	260	274,284
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2029	80	86,180
North Texas Tollway Authority, Series 2020 A, Ref. RB	4.00%	01/01/2035	180	185,270
North Texas Tollway Authority, Series 2020 A, Ref. RB	4.00%	01/01/2037	195	199,323
North Texas Tollway Authority, Series 2020 A, Ref. RB	4.00%	01/02/2038	25	25,452
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2029	25	26,953
North Texas Tollway Authority, Series 2025 A, Ref. RB	5.00%	01/01/2029	45	48,515
North Texas Tollway Authority, Series 2025, Ref. RB	5.00%	01/01/2029	60	64,635
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2029	40	43,661
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2029	10	10,995
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2029	290	316,346
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2029	15	16,383
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2048	215	220,744
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2029	85	91,865
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	$40	$ 43,323
Prosper Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	145	148,601
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	155	169,310
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	165	179,538
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2032	145	152,368
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2044	75	77,822
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2048	55	56,304
San Antonio (City of), TX, Series 2019 C, Ref. RB	5.00%	05/15/2034	285	310,590
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2029	165	180,534
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2031	235	256,254
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2032	130	141,325
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2029	45	47,372
San Antonio (City of), TX, Series 2025 B, Ref. RB	5.00%	02/01/2029	5	5,411
San Antonio (City of), TX, Series 2025, GO Bonds	5.00%	02/01/2029	30	32,436
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2029	10	10,866
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2044	20	20,765
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	115	117,675
Tarrant County Cultural Education Facilities Finance Corp., Series 2018, RB	5.00%	07/01/2038	10	10,515
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2032	180	192,508
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2033	70	74,710
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2034	200	212,964
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2035	145	153,939
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2036	100	105,839
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2048	40	40,703
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2029	30	33,017
Texas (State of) Transportation Commission, Series 2019, RB	5.00%	08/01/2057	25	25,275
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2029	155	168,704
Texas (State of) Water Development Board, Series 2019 A, RB	5.00%	04/15/2031	185	203,021
Texas (State of) Water Development Board, Series 2019 A, RB	5.00%	04/15/2032	255	279,309
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2036	125	129,602
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2038	15	15,409
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2029	100	109,578
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2029	55	60,268
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2029	85	93,606
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2029	110	119,699
Texas Private Activity Bond Surface Transportation Corp., Series 2019, Ref. RB	5.00%	12/31/2031	90	97,361
Texas Private Activity Bond Surface Transportation Corp., Series 2019, Ref. RB	5.00%	12/31/2034	200	214,431
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2032	170	183,413
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2033	135	145,031
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	4.00%	12/31/2038	250	251,888
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019, Ref. RB	5.00%	12/31/2035	120	128,154
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019, Ref. RB	5.00%	12/31/2036	115	122,285
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2029	50	54,083
Texas Water Development Board, Series 2018, RB	5.00%	04/15/2029	10	10,741
Texas Water Development Board, Series 2019, RB	4.00%	10/15/2037	15	15,476
Texas Water Development Board, Series 2025, RB	5.00%	10/15/2029	5	5,506
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2034	85	91,105
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2035	255	272,583
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2038	205	216,777
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2039	15	15,814
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Travis (County of), TX, Series 2019 A, Ctfs. Of Obligations	5.00%	03/01/2032	$110	$ 118,454
Travis (County of), TX, Series 2019 A, Ctfs. Of Obligations	5.00%	03/01/2037	30	31,838
Travis (County of), TX, Series 2025, GO Bonds	5.00%	03/01/2029	10	10,816
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2029	165	180,477
Webb (County of), TX, Series 2020, Ctfs. Of Obligations	4.00%	02/15/2045	15	14,854
Williamson (County of), TX, Series 2020, GO Bonds	4.00%	02/15/2033	260	270,562
Williamson (County of), TX, Series 2020, GO Bonds	4.00%	02/15/2040	50	50,692
				21,957,074
Utah-0.40%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2029	105	114,327
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2029	75	81,662
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2029	155	169,257
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2029	140	151,400
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2030	50	54,056
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2031	75	81,031
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2032	105	113,314
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGI)(b)	5.25%	06/15/2029	120	129,586
Utah State Building Ownership Authority, Series 2024, Ref. RB	5.00%	05/15/2029	70	76,172
Utah Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2029	45	49,736
				1,020,541
Vermont-0.07%
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2020, Ref. RB	5.00%	11/01/2049	175	179,695
Virginia-0.93%
Arlington (County of), VA, Series 2016 B, Ref. GO Bonds	2.50%	08/15/2029	25	25,005
Charles City (County of), VA Economic Development Authority (Wate Management, Inc.), Series 2004 A, RB	2.88%	02/01/2029	45	44,806
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2029	240	264,227
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2029	65	69,236
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2029	95	103,161
Loudoun (County of), VA Economic Development Authority, Series 2020, Ref. RB	4.00%	12/01/2033	65	68,377
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2029	135	146,546
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2029	120	129,807
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2031	110	118,516
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2029	80	86,538
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2029	5	5,260
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2029	90	97,355
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2029	190	205,527
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 A, RB	5.00%	02/01/2029	100	108,172
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2029	25	27,043
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2019 A, RB	4.00%	02/01/2034	95	98,584
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2029	60	64,903
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2029	60	65,726
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2029	390	427,220
Virginia (Commonwealth of) Public Building Authority, Series 2022 A, RB	5.00%	08/01/2029	10	10,954
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2036	10	10,315
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2037	$5	$ 5,128
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2038	10	10,207
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2029	170	185,376
				2,377,989
Washington-3.31%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2029	210	231,820
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2035	80	86,562
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2037	405	435,000
Energy Northwest (Columbia Generating Station), Series 2019, Ref. RB	5.00%	07/01/2036	290	312,601
Energy Northwest (Columbia Generating Station), Series 2019, Ref. RB	5.00%	07/01/2038	175	187,339
King & Snohomish Counties School District No. 417 Northshore, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	10	10,261
King County School District No. 210 Federal Way, Series 2019, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2029	145	154,322
King County School District No. 403 Renton, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	5	5,130
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2029	30	31,962
North Thurston Public Schools, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	65	71,652
Pierce County School District No. 403 Bethel, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	95	101,782
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2029	125	136,800
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	280	307,804
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	95	102,507
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	175	188,372
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	130	139,365
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2029	80	84,471
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	110	120,536
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	65	71,220
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2035	80	86,849
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	95	102,724
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2037	180	193,883
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	225	240,866
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2042	335	354,920
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	340	356,366
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2029	70	75,762
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2031	135	146,210
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2032	145	156,802
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2033	95	102,530
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2034	85	91,584
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2035	245	263,411
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2036	280	300,021
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2037	60	64,072
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2038	30	31,940
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2039	40	42,476
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2032	65	71,073
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2033	200	218,225
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2034	100	108,875
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2038	70	75,154
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	45	48,021
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	5	5,325
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	$100	$ 105,337
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2029	75	81,173
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2029	140	152,784
Washington (State of), Series 2022 R, GO Bonds	4.00%	07/01/2029	195	206,869
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2029	225	246,048
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2029	35	38,352
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2029	85	91,996
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2029	70	76,548
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2029	55	59,527
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2029	110	120,536
Washington (State of), Series R-2025B, Ref. GO Bonds	5.00%	07/01/2029	195	213,241
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	40	43,831
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2029	110	120,536
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2029	45	48,704
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2029	60	64,939
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2029	35	38,352
Washington (State of) (Bid Group 2), Series R-2022C, Ref. GO Bonds	4.00%	07/01/2029	115	121,886
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2029	290	317,777
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2044	245	252,008
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2029	85	90,495
				8,407,534
West Virginia-0.43%
West Virginia (State of) (Bid Group 1), Series 2019, GO Bonds	5.00%	12/01/2036	275	294,565
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2040	270	285,512
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	06/01/2041	185	195,204
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2041	25	26,392
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2043	120	125,656
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	06/01/2044	30	31,267
West Virginia (State of) Hospital Finance Authority (Charleston Area Medical Center), Series 2019, Ref. RB	5.00%	09/01/2038	70	72,463
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2019, Ref. RB	5.00%	09/01/2039	65	67,068
				1,098,127
Wisconsin-0.63%
Wisconsin (State of), Series 2020 1, Ref. GO Bonds	5.00%	05/01/2029	150	163,314
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2029	135	146,982
Wisconsin (State of), Series 2021 B, GO Bonds	4.00%	05/01/2041	15	15,260
Wisconsin (State of), Series 2021 B, GO Bonds	4.00%	05/01/2042	95	96,313
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2029	175	190,532
Wisconsin (State of), Series 2023, Ref. GO Bonds	5.00%	05/01/2029	65	70,769
Wisconsin (State of), Series 2024, Ref. GO Bonds	5.00%	05/01/2029	85	92,544
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2029	180	195,976
Wisconsin (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2029	55	59,882
Wisconsin (State of) Department of Transportation, Series 2023 1, Ref. RB	5.00%	07/01/2029	165	180,435
Wisconsin (State of) Department of Transportation, Series 2025, Ref. RB	5.00%	07/01/2029	45	49,210
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2029	260	284,656
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health Corp.), Series 2025, RB	5.00%	10/01/2029	60	65,471
				1,611,344
TOTAL INVESTMENTS IN SECURITIES(d)-98.83% (Cost $248,124,476)				251,383,044
OTHER ASSETS LESS LIABILITIES-1.17%				2,974,095
NET ASSETS-100.00%				$254,357,139

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2026
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
NCCU	-North Carolina Central University
PCR	-Pollution Control Revenue Bonds
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
February 28, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.67%
Alabama-1.23%
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2030	$105	$ 118,003
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2030	80	89,958
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2032	235	262,937
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2033	605	674,820
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2034	370	411,249
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2035	200	221,291
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2036	225	234,865
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2037	370	405,341
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2039	280	304,309
Auburn University, Series 2025 B, Ref. RB	5.00%	06/01/2030	10	11,130
Birmingham (City of), AL Special Care Facilities Financing Authority (Children’s Hospital), Series 2025 A, Ref. RB	5.00%	06/01/2030	160	177,052
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2030	95	105,166
				3,016,121
Alaska-0.04%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2030	80	89,565
Arizona-1.11%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2030	185	206,751
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2030	260	286,941
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2030	70	78,388
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2024 D, Ref. RB	5.00%	12/01/2030	75	84,120
Maricopa (County of), AZ Industrial Development Authority (Creighton University), Series 2020, RB	5.00%	07/01/2047	115	117,265
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2030	50	55,616
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025 B, GO Bonds	5.00%	07/01/2030	130	145,571
Mesa (City of), AZ, Series 2020, Ref. RB	4.00%	07/01/2034	100	105,116
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2040	250	271,221
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2044	165	175,696
Phoenix Civic Improvement Corp. (Green Bonds), Series 2020, RB	5.00%	07/01/2044	160	170,372
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2035	325	355,740
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2037	420	455,934
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2030	125	138,401
Salt River Project Agricultural Improvement & Power District (Arizona Salt River), Series 2019 A, RB	4.00%	01/01/2041	5	5,095
Scottsdale Municipal Property Corp., Series 2006, Ref. RB	5.00%	07/01/2030	15	16,166
University of Arizona Board of Regents, Series 2025, Ref. RB	5.00%	07/01/2030	35	39,115
				2,707,508
California-17.38%
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2024 A, GO Bonds	5.00%	10/01/2032	350	393,136
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2024 A, GO Bonds	5.00%	10/01/2033	220	246,515
Bay Area Toll Authority, Series 2025, Ref. RB	5.00%	04/01/2030	75	84,748
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2030	245	276,844
California (State of), Series 2019, GO Bonds	5.00%	04/01/2030	45	49,112
California (State of), Series 2019, GO Bonds	5.00%	10/01/2030	205	226,490
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	350	391,966
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	40	43,655
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	150	167,659
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	55	61,475
California (State of), Series 2020, GO Bonds	5.00%	03/01/2032	140	155,704
California (State of), Series 2020, GO Bonds	5.00%	11/01/2032	115	129,648
California (State of), Series 2020, GO Bonds	5.00%	11/01/2032	80	90,190
California (State of), Series 2020, GO Bonds	5.00%	03/01/2033	75	83,224
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	275	304,593
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	$255	$ 282,441
California (State of), Series 2020, GO Bonds	4.00%	11/01/2034	310	331,969
California (State of), Series 2020, GO Bonds	5.00%	11/01/2034	395	443,110
California (State of), Series 2020, GO Bonds	5.00%	03/01/2035	65	71,783
California (State of), Series 2020, GO Bonds	5.00%	03/01/2035	1,010	1,115,397
California (State of), Series 2020, GO Bonds	4.00%	11/01/2035	25	26,649
California (State of), Series 2020, GO Bonds	5.00%	11/01/2035	40	44,687
California (State of), Series 2020, GO Bonds	4.00%	03/01/2036	1,325	1,397,475
California (State of), Series 2020, GO Bonds	5.00%	03/01/2036	5	5,498
California (State of), Series 2020, Ref. GO Bonds(b)(c)	4.00%	03/01/2030	15	16,209
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2030	95	103,074
California (State of), Series 2020, Ref. GO Bonds(b)(c)	4.00%	11/01/2030	5	5,460
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2030	590	669,612
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2032	65	72,291
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2032	450	500,476
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2032	280	315,665
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2033	160	177,545
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2033	65	72,128
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2036	310	328,444
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2037	20	21,087
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2038	100	104,521
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2038	5	5,247
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2039	65	67,719
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2040	50	51,725
California (State of), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2030	55	62,306
California (State of), Series 2021, GO Bonds	5.00%	10/01/2030	335	379,498
California (State of), Series 2021, GO Bonds(b)(c)	5.00%	12/01/2030	5	5,692
California (State of), Series 2021, GO Bonds	5.00%	12/01/2034	360	404,458
California (State of), Series 2021, GO Bonds	5.00%	12/01/2035	255	285,267
California (State of), Series 2021, GO Bonds	5.00%	12/01/2036	180	200,312
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	70	75,346
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2030	185	209,183
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2030	575	653,797
California (State of), Series 2022, GO Bonds	5.00%	04/01/2030	275	307,973
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2030	55	62,189
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2030	440	499,372
California (State of), Series 2023, GO Bonds	5.00%	10/01/2030	240	271,879
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	230	260,065
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	110	124,379
California (State of), Series 2024, GO Bonds	5.00%	09/01/2030	90	101,765
California (State of), Series 2024, GO Bonds	5.00%	09/01/2030	15	16,961
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2030	55	62,071
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2030	30	33,857
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2030	20	22,614
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2030	65	72,652
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2030	65	73,357
California (State of) (Bid Group B), Series 2020, GO Bonds	5.00%	11/01/2036	200	222,292
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2030	45	51,762
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2032	160	183,164
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2034	195	221,837
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2035	385	435,223
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2033	410	468,090
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2030	60	69,016
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2030	50	57,513
California (State of) Department of Water Resources (Central Valley), Series 2025 BG, RB	5.00%	12/01/2030	20	23,005
California (State of) Enterprise Development Authority (Crystal Springs Uplands School), Series 2025, RB	5.00%	06/01/2030	25	28,030
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2032	$75	$ 82,961
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2033	65	71,550
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2035	95	99,004
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2037	210	216,245
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2038	265	271,874
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group) (Green Bonds), Series 2020, RB	5.00%	11/01/2030	350	400,083
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2030	55	63,059
California (State of) Infrastructure & Economic Development Bank(Segerstorm Center for The Arts), Series 2023, Ref. RB	5.00%	07/01/2030	480	535,383
California (State of) Public Finance Authority (Sharp Healthcare), Series 2024, Ref. RB	5.00%	08/01/2030	5	5,681
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2030	55	62,021
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2030	245	271,404
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2030	70	78,936
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2030	40	45,443
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2030	90	101,682
California (State of) Statewide Communities Development Authority (Odd Fellows Home of California), Series 2023, Ref. RB, (INS - Cal-Mortgage)(a)	4.00%	04/01/2043	80	81,012
California State University, Series 2020 C, RB	4.00%	11/01/2051	25	24,294
Cambrian School District, Series 2022, GO Bonds	4.00%	08/01/2052	25	23,673
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	470	487,515
Clovis Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.00%	08/01/2047	50	52,403
East Bay Municipal Utility District, Series 2024 B, Ref. RB	5.00%	06/01/2030	90	102,364
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2030	90	102,364
East Side Union High School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2030	40	45,524
Eastern Municipal Water District Financing Authority, Series 2020 A, Ref. RB	5.00%	07/01/2036	145	162,101
Inglewood Unified School District, Series 2021 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2046	25	24,815
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2030	120	135,306
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2030	85	96,415
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2030	90	102,169
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2032	20	22,606
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2033	100	112,684
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2034	225	252,815
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	4.00%	05/15/2035	30	31,785
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	4.00%	05/15/2036	305	321,168
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	4.00%	05/15/2039	35	36,302
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	5.00%	05/15/2044	310	332,530
Los Angeles (City of), CA Department of Airports, Series 2025, Ref. RB	5.00%	05/15/2030	70	79,464
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 B, Ref. RB	4.00%	05/15/2040	30	30,942
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2030	90	100,730
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2040	440	470,868
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	220	234,751
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	245	251,836
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2030	85	90,517
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	230	246,986
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	260	278,240
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2045	35	36,594
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2050	25	25,698
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2033	60	66,125
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2034	365	400,730
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2036	$190	$ 206,981
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2037	425	460,637
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2038	25	26,975
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2039	160	171,816
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	100	107,016
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	230	245,421
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2030	105	116,702
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2030	575	639,081
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2030	20	22,229
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2030	180	200,060
Los Angeles (City of), CA Department of Water & Power, Series 2025 B, Ref. RB	5.00%	07/01/2030	30	33,343
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2030	1,020	1,121,108
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2030	80	90,920
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	06/01/2030	95	107,967
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2035	260	277,298
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2036	305	323,151
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2036	315	350,389
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2037	170	179,126
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2037	430	476,996
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2030	90	102,047
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2032	265	299,255
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2033	295	332,503
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2034	230	258,183
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2035	200	223,665
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2030	50	56,945
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2030	45	51,629
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	150	159,302
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2030	85	97,128
Los Angeles Community College District, Series 2025 F, GO Bonds	5.00%	08/01/2030	60	68,561
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2030	385	439,931
Los Angeles Community College District (Election of 2016), Series 2024 E, GO Bonds	5.00%	08/01/2030	115	131,408
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2030	130	143,511
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2032	285	322,069
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2033	75	84,595
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2030	40	45,377
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2032	40	43,268
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2033	25	26,905
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2035	60	63,991
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2038	35	36,602
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2039	55	57,192
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	45	46,519
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2030	40	45,377
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2032	415	468,977
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2033	380	428,614
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2035	965	1,080,914
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2036	35	37,077
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2037	25	26,305
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2038	20	20,915
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2040	15	15,506
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	90	102,098
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2030	135	153,146
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2030	255	289,277
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2030	145	164,491
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)	5.00%	10/01/2030	75	85,421
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2030	30	34,033
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2038	80	88,650
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2039	220	242,903
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2040	$215	$ 235,451
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2044	115	122,856
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	5	5,215
Mountain View Whisman School District (Santa Clara County, California) (Election of 2020), Series 2022 B, GO Bonds	4.25%	09/01/2045	85	86,406
Northern California Power Agency (Hydroelectric No. 1), Series 2022, Ref. RB	5.00%	07/01/2030	115	130,407
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2030	125	137,304
Oxnard Union High School District, Series 2025, GO Bonds	6.00%	02/01/2030	35	40,539
Poway Unified School District, Series 2025, Ref. GO Bonds	5.00%	08/01/2030	45	51,215
Sacramento (City of), CA Financing Authority (Westlake and Regency Park), Series 2006, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2030	195	216,547
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2030	100	111,028
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2035	100	112,589
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2036	290	324,534
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2037	265	295,031
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2038	60	66,471
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	320	333,118
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2047	120	128,062
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2030	40	45,912
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2041	85	93,439
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	300	313,157
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2030	25	28,695
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2030	155	177,271
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	120	125,931
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2030	15	16,981
San Diego (County of), CA Regional Transportation Commission (Green Bonds), Series 2020 A, Ref. RB	4.00%	04/01/2048	30	29,958
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	05/01/2030	50	56,596
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2030	90	101,873
San Diego Community College District, Series 2024, GO Bonds	5.00%	08/01/2030	75	85,701
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2036	95	100,717
San Diego Unified School District (Green Bonds), Series 2022 F-2, GO Bonds	5.00%	07/01/2030	120	136,560
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2030	155	176,330
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2030	75	85,321
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2030	30	33,032
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2020, Ref. RB	4.00%	05/01/2038	160	166,836
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2020-B, Ref. RB	4.00%	05/01/2037	125	130,877
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2030	100	114,841
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2045	80	85,378
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	280	291,843
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2030	50	57,303
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2025, GO Bonds	5.00%	08/01/2030	70	79,795
San Francisco Unified School District (Election of 2016), Series 2022 C, GO Bonds	5.00%	06/15/2039	65	70,661
San Francisco Unified School District (Election of 2016), Series 2022 C, GO Bonds	5.00%	06/15/2041	170	182,554
San Rafael City High School District, Series 2022 A, GO Bonds	5.25%	08/01/2052	100	104,764
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2030	5	5,700
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2030	65	73,586
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2033	85	96,349
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2034	225	254,206
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2035	45	50,627
Southern California Public Power Authority (Mangolia Power), Series 2020 A-1, Ref. RB	5.00%	07/01/2036	150	164,240
Southern California Public Power Authority (Windy), Series 2023 B, Ref. RB	5.00%	07/01/2030	100	111,144
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	70	71,010
Turlock (City of), CA Irrigation District, Series 2019, Ref. RB	5.00%	01/01/2044	25	26,351
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Turlock (City of), CA Irrigation District, Series 2020, Ref. RB	5.00%	01/01/2041	$400	$ 428,376
Union Sanitary District Financing Authority, Series 2025 A, RB	5.00%	03/15/2030	245	275,797
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2032	165	184,013
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2033	220	244,980
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2034	80	88,558
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2035	105	115,895
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2036	110	120,959
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2037	35	36,696
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2038	390	424,165
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2039	220	237,972
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2040	35	36,043
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2041	75	80,530
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	385	409,852
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2030	90	100,807
University of California, Series 2025, RB	5.00%	05/15/2030	10	11,201
University of California, Series 2025, Ref. RB	5.00%	05/15/2030	20	22,401
				42,540,811
Colorado-2.19%
Arapahoe County School District No. 5 Cherry Creek, Series 2021, GO Bonds	5.00%	12/15/2038	65	71,242
Arapahoe County School District No. 5 Cherry Creek, Series 2021, GO Bonds	5.00%	12/15/2039	55	60,047
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2030	80	90,028
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2032	120	134,168
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2033	110	122,562
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2034	160	169,068
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2035	45	47,176
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2037	5	5,196
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2038	70	72,713
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2039	245	253,492
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2030	190	213,816
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2030	80	90,497
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2030	100	108,232
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019, Ref. RB	5.00%	08/01/2030	70	75,762
Colorado (State of) Health Facilities Authority (Parkview Medical Center), Series 2020 A, RB(b)(c)	4.00%	09/01/2030	5	5,390
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2030	230	249,796
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2030	70	77,016
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2032	285	312,218
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2035	10	10,354
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2036	5	5,151
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2037	70	71,646
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2038	95	96,741
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 B, Ref. RB	4.00%	01/01/2040	305	308,289
Colorado Springs (City of), CO, Series 2020 C, RB	5.00%	11/15/2050	250	258,434
Colorado Springs (City of), CO, Series 2022 A, Ref. RB	5.00%	11/15/2030	15	16,938
Denver (City & County of), CO, Series 2020 A, GO Bonds	5.00%	08/01/2033	290	322,896
Denver (City & County of), CO, Series 2020 A-1, Ref. RB	5.00%	11/15/2032	60	67,122
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2030	220	247,094
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2030	5	5,622
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2030	5	5,605
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2030	15	16,889
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2032	25	28,125
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2033	250	280,280
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2034	230	257,001
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2037	30	31,216
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2038	50	54,798
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2039	60	65,476
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2040	100	102,699
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2034	55	60,654
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2036	$75	$ 81,812
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2032	120	128,511
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2033	150	159,447
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2034	40	42,267
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2035	70	73,577
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2036	50	52,247
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2037	75	78,047
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2039	15	15,466
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2040	55	56,461
University of Colorado, Series 2024 A, Ref. RB	5.00%	10/01/2030	125	140,727
University of Colorado, Series 2025 B, Ref. RB	5.00%	06/01/2030	45	50,298
				5,350,309
Connecticut-2.44%
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2030	65	70,596
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2030	130	143,815
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2032	145	159,775
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2033	50	52,902
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2034	180	189,821
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2035	80	84,039
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2036	30	31,309
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2037	25	25,928
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2038	40	41,288
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2040	10	10,718
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2034	185	203,718
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2038	390	422,331
Connecticut (State of), Series 2020 A, RB	4.00%	05/01/2039	30	30,895
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2030	95	101,983
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2032	65	69,301
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2033	410	435,440
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2035	75	78,986
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2038	10	10,337
Connecticut (State of), Series 2020, RB	5.00%	05/01/2030	390	434,299
Connecticut (State of), Series 2020, RB	5.00%	05/01/2032	265	293,739
Connecticut (State of), Series 2020, RB	5.00%	05/01/2033	280	309,428
Connecticut (State of), Series 2020, RB	5.00%	05/01/2037	135	146,785
Connecticut (State of), Series 2020, RB	5.00%	05/01/2040	15	16,134
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2030	165	176,184
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2030	140	155,902
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2030	260	292,611
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2030	20	21,356
Connecticut (State of), Series 2022 B, Ref. RB	5.00%	07/01/2030	60	67,054
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2030	270	303,062
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2030	40	45,053
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2030	110	123,895
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2030	40	44,703
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2030	35	39,185
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2030	250	279,394
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2030	105	116,159
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2030	85	94,994
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2030	105	117,345
Connecticut (State of), Series 2024 E, Ref. GO Bonds	5.00%	09/01/2030	75	84,116
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2030	40	45,053
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2030	15	16,658
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2030	35	39,457
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2030	140	150,291
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2030	100	111,850
Connecticut (State of) (Social Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2030	5	5,548
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) (Transportation Infrastructure), Series 2020, RB	5.00%	05/01/2035	$40	$ 43,889
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB	5.00%	07/01/2030	5	5,588
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2020 A, RB	4.00%	07/01/2038	100	101,244
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2020 A, RB	4.00%	07/01/2039	25	25,172
New Haven (City of), CT, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/01/2030	100	110,888
				5,980,218
Delaware-0.66%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2030	250	277,191
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2032	150	160,087
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2033	10	10,636
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	275	307,284
Delaware (State of), Series 2025, GO Bonds	5.00%	05/01/2030	25	27,935
Delaware (State of) Economic Development Authority (ACTS Retirement-Life Community), Series 2023, RB	5.25%	11/15/2053	80	81,154
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2030	285	319,136
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2032	95	105,625
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2033	69	76,482
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2032	105	116,818
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2033	50	55,433
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2034	45	49,697
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2035	15	16,493
				1,603,971
District of Columbia-1.87%
District of Columbia, Series 2019 A, RB	5.00%	03/01/2030	65	71,241
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2030	20	21,947
District of Columbia, Series 2020 A, RB	5.00%	03/01/2030	50	55,479
District of Columbia, Series 2020 A, RB	5.00%	03/01/2032	200	220,815
District of Columbia, Series 2020 A, RB	5.00%	03/01/2033	125	137,648
District of Columbia, Series 2020 A, RB	5.00%	03/01/2034	250	274,588
District of Columbia, Series 2020 A, RB	5.00%	03/01/2035	75	82,045
District of Columbia, Series 2020 A, RB	5.00%	03/01/2036	195	212,258
District of Columbia, Series 2020 A, RB	5.00%	03/01/2037	170	184,206
District of Columbia, Series 2020 A, RB	5.00%	03/01/2038	290	312,639
District of Columbia, Series 2020 A, RB	5.00%	03/01/2039	140	150,306
District of Columbia, Series 2020 A, RB	5.00%	03/01/2040	80	85,576
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2030	120	134,819
District of Columbia, Series 2020 C, RB	5.00%	05/01/2033	125	138,085
District of Columbia, Series 2020 C, RB	5.00%	05/01/2034	65	71,604
District of Columbia, Series 2020 C, RB	5.00%	05/01/2035	220	241,298
District of Columbia, Series 2020 C, RB	5.00%	05/01/2036	35	38,191
District of Columbia, Series 2020 C, RB	5.00%	05/01/2037	60	65,164
District of Columbia, Series 2020 C, RB	4.00%	05/01/2038	65	67,467
District of Columbia, Series 2020 C, RB	4.00%	05/01/2040	105	107,744
District of Columbia, Series 2020 C, RB	5.00%	05/01/2045	30	31,415
District of Columbia, Series 2020, RB	5.00%	12/01/2030	60	65,982
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2030	20	22,547
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2030	20	22,105
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2030	110	122,714
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2030	45	50,380
District of Columbia, Series 2024 A, Ref. RB	5.00%	10/01/2030	70	78,644
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2030	10	11,274
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2030	35	38,946
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2032	60	66,468
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2033	80	88,213
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2034	20	21,989
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2035	$100	$ 109,568
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2036	65	70,928
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2037	530	575,032
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2039	110	118,502
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	385	400,644
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series 2020, RB	4.00%	07/15/2040	20	20,398
				4,588,869
Florida-3.27%
Brevard County School District, Series 2024 A, Ref. COP	5.00%	07/01/2030	160	177,901
Broward (County of), FL, Series 2025, Ref. RB	5.00%	10/01/2030	20	22,488
Broward (County of), FL School District, Series 2020 A, COP	5.00%	07/01/2030	160	177,065
Broward (County of), FL School District, Series 2020 A, COP	5.00%	07/01/2032	215	236,926
Broward (County of), FL School District, Series 2020 A, COP	5.00%	07/01/2033	190	208,983
Broward (County of), FL School District, Series 2020 A, COP	5.00%	07/01/2034	245	268,243
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2030	220	245,867
Central Florida Expressway Authority, Series 2024 B, RB, (INS - AGI)(a)	5.00%	07/01/2030	60	67,055
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2030	25	27,841
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2032	205	226,411
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2033	310	340,797
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2034	265	290,258
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2035	220	240,535
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB	5.00%	08/15/2037	225	235,348
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2030	282	315,203
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2030	80	89,419
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2030	135	150,895
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2030	70	78,242
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	115	128,875
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2030	350	350,131
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2030	5	5,606
JEA Electric System, Series 2020 3A, Ref. RB	4.00%	10/01/2037	20	20,560
JEA Electric System, Series 2020 3A, Ref. RB	4.00%	10/01/2038	20	20,498
JEA Electric System, Series 2020 3-A, Ref. RB	5.00%	10/01/2034	285	311,717
JEA Electric System, Series 2020 3-A, Ref. RB	5.00%	10/01/2035	115	125,008
JEA Electric System, Third Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2030	110	123,380
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.00%	10/01/2030	5	5,608
Miami (City of) & Dade (County of), FL School Board (The), Series 2025 A, Ref. COP	5.00%	05/01/2030	95	105,590
Miami-Dade (County of), FL, Series 2016, GO Bonds	4.00%	07/01/2036	130	135,683
Miami-Dade (County of), FL, Series 2016, GO Bonds	4.00%	07/01/2037	90	93,316
Miami-Dade (County of), FL, Series 2016, GO Bonds	4.00%	07/01/2038	10	10,315
Miami-Dade (County of), FL, Series 2016, GO Bonds	4.00%	07/01/2039	10	10,274
Miami-Dade (County of), FL, Series 2020 A, RB	5.00%	07/01/2043	145	153,216
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2032	170	189,140
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2033	80	88,732
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2036	5	5,144
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2037	10	10,239
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2038	30	30,589
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2039	15	15,236
Miami-Dade (County of), FL, Series 2020 C, RB	4.00%	04/01/2036	270	281,071
Miami-Dade (County of), FL, Series 2020 C, RB	4.00%	04/01/2037	10	10,378
Miami-Dade (County of), FL, Series 2020 C, RB	4.00%	04/01/2038	45	46,546
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2030	255	286,490
Miami-Dade (County of), FL, Series 2024 B, RB	5.00%	10/01/2030	80	89,805
Miami-Dade (County of), FL, Series 2025 B, Ref. RB	5.00%	10/01/2030	20	22,451
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2030	10	11,001
North Miami Beach (City of), FL, Series 2020 A, RB	5.00%	08/01/2049	360	370,474
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2030	$40	$ 44,662
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2033	130	143,113
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2034	270	296,589
Palm Beach County School District, Series 2025 A, Ref. COP	5.00%	08/01/2030	50	55,755
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGI)(a)	5.00%	08/01/2033	285	314,375
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGI)(a)	5.00%	08/01/2034	170	186,890
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGI)(a)	5.00%	08/01/2035	120	131,359
Sarasota (County of), FL, Series 2020 A, RB	5.00%	10/01/2045	30	31,349
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2046	225	235,402
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2050	90	93,173
Tampa Bay (City of), FL Water, Series 2025, Ref. RB	5.00%	10/01/2030	10	11,267
				8,000,484
Georgia-1.68%
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(a)	5.75%	11/01/2030	120	139,197
Atlanta (City of), GA, Series 2020 A, Ref. RB	5.00%	07/01/2030	105	117,253
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2030	45	50,580
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds(b)	5.00%	12/01/2030	25	28,220
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2020, Ref. RB	5.00%	04/01/2050	15	15,238
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2030	45	50,620
Forsyth (County of), GA, Series 2025, GO Bonds	5.00%	03/01/2030	15	16,680
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	5.00%	02/15/2032	160	175,475
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	5.00%	02/15/2033	155	169,313
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2024, RB	5.00%	10/15/2030	305	339,388
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2030	80	89,758
Georgia (State of), Series 2023 A, GO Bonds	5.00%	07/01/2030	15	16,830
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2030	85	90,836
Georgia (State of) (Bid Group 2), Series 2020 A, GO Bonds	4.00%	08/01/2034	60	63,578
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	220	247,292
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	110	123,003
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	4.00%	08/01/2035	95	100,251
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	30	33,659
Georgia (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2033	120	134,040
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2030	215	241,226
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2030	55	60,174
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2030	85	95,106
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2030	45	50,163
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2032	135	149,591
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2030	115	127,720
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2030	60	64,582
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2030	85	95,218
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2030	95	106,331
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2032	115	127,943
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2033	410	455,293
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2034	110	121,877
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2035	310	325,228
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2037	15	15,488
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2038	30	30,790
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2039	10	10,198
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2040	25	25,310
				4,103,449
Hawaii-0.65%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2030	95	102,571
Hawaii (State of), Series 2020 C, RB	5.00%	07/01/2050	125	128,787
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Hawaii (State of), Series 2020 D, Ref. RB	5.00%	07/01/2030	$500	$ 557,910
Hawaii (State of), Series 2020 D, Ref. RB	5.00%	07/01/2032	35	38,889
Hawaii (State of), Series 2020 D, Ref. RB	5.00%	07/01/2033	45	49,847
Hawaii (State of), Series 2020 D, Ref. RB	5.00%	07/01/2034	5	5,522
Hawaii (State of), Series 2020 D, Ref. RB	4.00%	07/01/2035	5	5,248
Hawaii (State of), Series 2020 D, Ref. RB	4.00%	07/01/2037	10	10,398
Honolulu (City & County of), HI, Series 2025 F, Ref. GO Bonds	5.00%	07/01/2030	25	27,972
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2030	305	338,794
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2030	190	211,052
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2030	100	111,080
				1,588,070
Idaho-0.25%
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2030	360	401,765
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2030	190	212,043
				613,808
Illinois-4.84%
Chicago (City of), IL, Series 2001, Ref. RB, (INS - AMBAC)(a)	5.75%	11/01/2030	35	37,753
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds	5.00%	01/01/2030	185	195,306
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2030	375	410,706
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	5.00%	01/01/2034	220	240,111
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2035	395	408,748
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	5.00%	01/01/2035	305	331,864
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2036	15	15,460
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2037	50	51,310
Chicago (City of), IL (O’Hare International Airport), Series 2020 B, Ref. RB	5.00%	01/01/2032	60	65,828
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2030	125	137,818
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2030	70	78,713
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2032	260	287,963
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2033	450	496,909
Cook (County of), IL, Series 2021 A, Ref. RB	5.00%	11/15/2038	90	97,301
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2030	270	299,243
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2032	60	62,357
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2033	30	31,051
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2034	15	15,408
Illinois (State of), Series 2020 C, GO Bonds	4.00%	10/01/2037	25	25,363
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2030	5	5,392
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	595	643,846
Illinois (State of), Series 2020, GO Bonds	5.75%	05/01/2045	520	552,388
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2030	60	65,859
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2030	210	233,347
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2030	70	76,836
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2030	110	120,742
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2030	230	253,175
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2030	250	277,794
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2030	70	77,053
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2030	355	391,859
Illinois (State of), Series 2024 A, RB	5.00%	06/15/2030	150	165,732
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2030	250	275,190
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2030	230	252,081
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2030	85	93,878
Illinois (State of), Series 2025 B, GO Bonds	5.00%	09/01/2030	145	160,524
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2008 A, Ref. RB	5.00%	11/01/2030	120	126,159
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2008, Ref. RB	4.00%	11/01/2030	50	51,387
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2008, Ref. RB	4.00%	11/01/2030	5	5,139
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2030	160	178,531
Illinois (State of) Finance Authority (Green Bonds), Series 2025 B, RB	5.00%	07/01/2030	10	11,158
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2020, Ref. RB	5.00%	08/15/2033	$250	$ 274,290
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2020, Ref. RB	5.00%	08/15/2034	250	273,136
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	5.00%	08/15/2035	445	483,887
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	4.00%	08/15/2037	150	151,946
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024 B, Ref. RB	5.00%	04/01/2030	75	82,843
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2025, Ref. RB	5.00%	04/01/2030	20	22,092
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2042	375	390,859
Illinois (State of) Regional Transportation Authority, Series 2000, RB, (INS - NATL)(a)	6.50%	07/01/2030	30	33,379
Illinois (State of) Sports Facilities Authority (The), Series 2019, Ref. RB, (INS - BAM)(a)	5.00%	06/15/2030	115	123,560
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2030	225	242,371
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	135	148,896
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2030	480	529,408
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2030	40	44,117
Rosemont (Village of), IL, Series 2020 A, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2042	100	105,246
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2030	210	230,401
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2036	50	53,689
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2037	30	32,166
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2030	550	603,431
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2037	225	240,406
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2038	110	116,851
Sales Tax Securitization Corp. (Social Bonds), Series 2023 A, Ref. RB	4.00%	01/01/2042	10	9,818
Sales Tax Securitization Corp. (Social Bonds), Series 2023, Ref. RB	5.00%	01/01/2044	20	20,645
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2030	100	109,351
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2030	195	215,553
				11,845,623
Indiana-0.59%
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2030	260	290,302
Indiana (State of) Finance Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/01/2030	280	310,859
Indiana (State of) Finance Authority (Green Bonds), Series 2022 B, RB	5.25%	10/01/2047	90	94,611
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.25%	10/01/2052	100	103,838
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2010 B, RB	2.50%	11/01/2030	30	29,226
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2012 A, RB	4.25%	11/01/2030	65	67,909
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2012 B, RB	3.00%	11/01/2030	325	322,777
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2030	160	175,798
Indiana (State of) Municipal Power Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2030	35	38,589
				1,433,909
Iowa-0.38%
Coralville (City of), IA, Series 2022 C, Ref. RB	5.00%	05/01/2042	390	395,258
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2030	155	168,535
Iowa (State of) Finance Authority (Green Bonds), Series 2020 A, RB	5.00%	08/01/2038	205	223,458
Iowa (State of) Finance Authority (Green Bonds), Series 2020 A, RB	5.00%	08/01/2044	120	126,840
Iowa (State of) Finance Authority (Green Bonds), Series 2020 A, RB	5.00%	08/01/2049	15	15,565
				929,656
Kansas-0.05%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2030	25	28,039
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2030	85	95,332
				123,371
Kentucky-0.29%
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2030	65	72,907
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2030	160	179,313
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2030	180	199,714
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2024, Ref. RB	5.00%	07/01/2030	$115	$ 128,017
Kentucky Bond Development Corp. (Kentucky Communications Network Authority), Series 2019, RB, (INS - BAM)(a)	5.00%	09/01/2049	130	133,633
				713,584
Louisiana-0.82%
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2030	110	119,133
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2035	65	70,847
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2036	160	173,780
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2037	20	21,632
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2039	110	118,183
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2040	10	10,712
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2030	150	166,055
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2030	105	117,715
Louisiana (State of), Series 2025 A, Ref. GO Bonds	5.00%	05/01/2030	40	44,527
Louisiana (State of), Series 2025 B, RB	5.00%	05/01/2030	25	27,829
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2030	170	190,122
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Entergy Louisiana LLC), Series 2021, Ref. RB	2.00%	06/01/2030	390	371,758
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.00%	05/15/2030	80	87,608
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2020, Ref. RB	5.00%	04/01/2045	270	280,263
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	155	159,247
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2050	50	51,024
				2,010,435
Maine-0.01%
Maine (State of) Turnpike Authority, Series 2020, RB	5.00%	07/01/2050	15	15,495
Maryland-2.33%
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	100	102,950
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2035	10	10,511
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2036	125	130,723
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2037	50	52,010
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2038	10	10,345
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2030	270	293,097
Maryland (State of), Series 2020 A, GO Bonds	4.00%	03/15/2034	35	36,937
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2030	235	263,730
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2032	320	357,111
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2033	210	233,634
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2030	200	223,634
Maryland (State of) (Bidding Group 1), First Series 2024 A, GO Bonds	5.00%	06/01/2030	55	61,499
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2030	120	134,671
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2030	195	217,030
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2030	175	194,603
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2030	10	11,130
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2030	140	153,325
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	03/15/2032	150	166,163
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	03/15/2033	305	336,853
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2034	260	288,351
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	4.00%	03/15/2035	20	21,035
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2035	245	270,616
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2030	275	309,472
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2032	45	50,398
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2033	240	267,959
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2034	90	100,144
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2035	25	27,696
Maryland (State of) Department of Transportation, Series 2021 A, RB	4.00%	10/01/2030	350	370,285
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2030	80	89,512
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2030	140	156,645
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2032	$15	$ 16,706
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2033	45	49,965
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2034	65	71,953
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2030	20	22,378
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, Series 2015, RB	3.00%	03/01/2030	35	35,003
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2030	55	59,104
Montgomery (County of), MD, Series 2020 A, GO Bonds	3.00%	08/01/2033	60	60,860
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2030	110	118,587
Montgomery (County of), MD (Consolidated Public Improvement), Series 2021 A, Ref. GO Bonds	5.00%	08/01/2030	100	112,226
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2030	75	82,002
Prince George’s (County of), MD, Series 2021 A, GO Bonds	5.00%	07/01/2030	20	22,404
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2030	95	106,420
				5,699,677
Massachusetts-4.25%
Massachusetts (Commonwealth of), Series 2004 A, Ref. GO Bonds, (INS - AMBAC)(a)	5.50%	08/01/2030	475	537,229
Massachusetts (Commonwealth of), Series 2005, Ref. RB(b)	5.50%	01/01/2030	70	78,457
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2030	150	168,496
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2030	115	129,662
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2030	100	108,232
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2030	200	223,819
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2030	125	137,517
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	4.00%	03/01/2032	135	143,228
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	4.00%	03/01/2033	70	74,179
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2032	135	151,303
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2033	25	27,933
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2034	80	89,291
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2030	500	561,652
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2036	260	287,711
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2037	125	137,674
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2038	145	159,049
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2040	480	522,581
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2041	70	75,988
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2045	610	643,255
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2048	465	484,494
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2034	105	111,629
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2035	340	359,805
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2036	95	99,630
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2037	20	20,872
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2040	50	51,419
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2041	20	20,536
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2030	270	305,531
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2032	85	95,908
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2033	245	275,580
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	470	497,436
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	635	656,668
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2030	105	118,387
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2030	280	315,700
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2030	5	5,563
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2030	5	5,648
Massachusetts (Commonwealth of), Series 2023, GO Bonds	5.00%	05/01/2030	75	83,932
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2030	315	351,183
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2030	15	16,786
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2030	55	62,238
Massachusetts (Commonwealth of), Series 2024 G, GO Bonds	5.00%	12/01/2030	30	34,009
Massachusetts (Commonwealth of), Series 2025 E, GO Bonds	5.00%	08/01/2030	10	11,254
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2021, RB	5.00%	06/01/2046	5	5,233
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2021 B, RB	5.00%	06/01/2043	$105	$ 113,008
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2021 A, RB	5.00%	06/01/2051	35	36,063
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2004 B, Ref. RB	5.25%	07/01/2030	70	76,450
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2030	40	45,021
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2030	120	136,302
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2030	5	5,679
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2007 A-1, Ref. RB	5.25%	07/01/2030	205	232,848
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2030	40	44,968
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2034	120	133,936
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2030	60	67,531
Massachusetts (Commonwealth of) Development Finance Agency, Series 2020 A, Ref. RB	5.00%	10/15/2030	5	5,645
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health), Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2030	10	11,119
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2037	100	107,633
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College), Series 2000, RB	5.50%	06/01/2030	40	44,926
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2004 M, RB	5.25%	07/01/2030	150	170,043
Massachusetts (Commonwealth of) School Building Authority, Series 2020 A, RB	5.00%	08/15/2039	5	5,475
Massachusetts (Commonwealth of) School Building Authority, Series 2020 A, RB	4.00%	08/15/2040	10	10,286
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2030	15	16,735
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2045	250	264,519
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2050	130	134,311
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2030	175	189,255
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(a)	5.25%	08/01/2030	95	108,127
University of Massachusetts Building Authority, Series 2022-1, RB	5.00%	11/01/2052	200	206,215
				10,412,792
Michigan-1.56%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	05/01/2030	355	396,737
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2030	105	117,161
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2032	155	173,788
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2033	720	803,836
Michigan (State of), Series 2020 B, RB	4.00%	11/15/2038	500	517,687
Michigan (State of), Series 2020, RB	5.00%	11/15/2030	240	270,776
Michigan (State of), Series 2020, RB	5.00%	11/15/2034	55	61,203
Michigan (State of), Series 2020, RB	5.00%	11/15/2035	65	72,028
Michigan (State of), Series 2020, RB	4.00%	11/15/2037	25	26,044
Michigan (State of), Series 2020, RB	4.00%	11/15/2040	40	40,886
Michigan (State of), Series 2023, RB	5.00%	11/15/2030	365	411,805
Michigan (State of) Building Authority (Facilities Program), Series 2020 I, Ref. RB	5.00%	10/15/2030	165	185,525
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, Ref. RB	5.00%	04/15/2030	65	72,259
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2030	255	281,570
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 2010, Ref. RB(b)(c)	5.00%	05/15/2030	65	72,255
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	175	179,290
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2045	40	41,886
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	95	98,120
				3,822,856
Minnesota-1.08%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2030	15	16,515
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2030	100	109,469
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2030	115	128,698
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2033	45	50,064
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2034	40	44,415
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2035	350	386,903
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2036	85	93,566
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2038	$35	$ 38,212
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	140	151,681
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2030	295	330,723
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2030	60	67,266
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2030	150	166,620
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2030	220	246,206
Minnesota (State of), Series 2023, COP	5.00%	11/01/2030	130	146,490
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2030	45	50,360
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2030	5	5,596
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2030	100	111,912
Minnesota (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2030	20	22,382
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2030	145	161,243
Minnesota (State of) Public Facilities Authority, Series 2023 B, Ref. RB	5.00%	03/01/2030	285	316,925
				2,645,246
Mississippi-0.06%
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2034	75	78,372
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2035	40	41,640
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2037	10	10,313
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2030	5	5,513
				135,838
Missouri-0.55%
Curators of the University of Missouri (The), Series 2020 B, RB	5.00%	11/01/2030	490	551,691
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2030	35	39,406
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2030	40	42,094
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2023 A, RB	5.00%	05/01/2030	25	27,692
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2030	255	280,875
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2030	115	128,306
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2030	10	11,202
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2030	245	277,543
				1,358,809
Montana-0.01%
Montana (State of) Facility Finance Authority, Series 2019 A, Ref. RB	4.00%	01/01/2036	10	10,303
Montana (State of) Facility Finance Authority, Series 2019 A, Ref. RB	4.00%	01/01/2038	10	10,183
				20,486
Nebraska-0.31%
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2030	45	48,611
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	650	684,085
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2024, Ref. RB	5.00%	01/01/2030	30	33,030
				765,726
Nevada-0.46%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2030	150	167,439
Clark (County of), NV, Series 2022 A, Ref. GO Bonds	4.00%	06/01/2030	75	80,482
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2030	90	98,102
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2030	105	114,453
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2030	140	152,604
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2030	25	27,895
Clark County School District, Series 2020 A, GO Bonds, (INS - AGI)(a)	4.00%	06/15/2040	50	50,757
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2030	30	33,365
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2030	15	16,682
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2030	250	279,327
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	100	111,401
				1,132,507
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-1.94%
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2030	$570	$ 613,101
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2030	665	644,123
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	3.38%	07/01/2030	200	200,309
New Jersey (State of) Economic Development Authority (New Jersey Transportation Bonds), Series 2020 A, RB	5.00%	11/01/2030	60	65,738
New Jersey (State of) Educational Facilities Authority, Series 2024 A, GO Bonds	5.00%	03/01/2030	235	262,090
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2030	165	183,682
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2035	250	276,184
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2036	10	10,433
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2036	155	170,303
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2037	20	21,850
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2039	10	10,240
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2039	115	124,428
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	730	763,818
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2030	195	217,248
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2030	195	217,079
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2030	125	139,153
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2030	230	256,042
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2030	25	27,837
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGI)(a)	5.25%	01/01/2030	35	39,086
New Jersey (State of) Turnpike Authority, Series 2022 C, Ref. RB	5.00%	01/01/2030	105	116,093
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2030	250	276,412
South Jersey Transportation Authority, Series 2020 A, RB	5.00%	11/01/2045	10	10,407
South Jersey Transportation Authority, Series 2020 A, RB, (INS - BAM)(a)	5.00%	11/01/2041	100	107,328
				4,752,984
New Mexico-0.77%
Los Ranchos de Albuquerque (Village of), NM (Albuquerque Academy), Series 2020, Ref. RB	4.00%	09/01/2040	20	20,293
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2030	75	83,158
New Mexico (State of), Series 2025, GO Bonds	5.00%	03/01/2032	75	83,036
New Mexico (State of), Series 2025, GO Bonds	5.00%	03/01/2033	5	5,520
New Mexico (State of), Series 2025, GO Bonds	5.00%	03/01/2034	15	16,517
New Mexico (State of), Series 2025, GO Bonds	5.00%	03/01/2035	40	43,884
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2030	495	553,533
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2030	150	167,307
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2030	215	239,807
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2030	40	44,615
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2032	455	505,509
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2033	55	60,890
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2034	10	11,032
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2035	40	43,938
				1,879,039
New York-21.67%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2030	40	45,474
Brookhaven Local Development Corp. (Long Island Community Hospital), Series 2020, Ref. RB	5.00%	10/01/2050	10	10,225
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2030	65	72,545
Long Beach (City of), NY, Series 2022 B, GO Bonds, (INS - BAM)(a)	4.63%	07/15/2052	5	5,044
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2034	120	132,497
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2035	60	65,837
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2036	65	71,249
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2037	345	376,452
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2038	10	10,860
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	4.00%	09/01/2039	70	72,415
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	5.00%	09/01/2030	80	90,090
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2030	20	22,460
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2040	10	10,014
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.00%	11/15/2050	1,010	1,030,406
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	1,500	1,540,331
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2043	$50	$ 52,648
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2044	125	130,688
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2045	40	41,563
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2030	310	348,126
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2032	230	254,276
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2033	175	192,871
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2030	200	224,598
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2030	130	145,988
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGI)(a)	5.00%	04/01/2049	70	73,029
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2030	15	17,075
Nassau County Local Economic Assistance Corp. (Cold Spring Harbor Laboratory), Series 2024, RB	5.00%	01/01/2030	75	83,274
New York & New Jersey (States of) Port Authority, Series 2020 222, Ref. RB	4.00%	07/15/2039	25	25,728
New York & New Jersey (States of) Port Authority, Series 2020-222, Ref. RB	4.00%	07/15/2040	100	102,481
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	5.00%	07/15/2030	20	22,530
New York & New Jersey (States of) Port Authority, Two Hundred Fifty series 2025, Ref. RB	5.00%	10/15/2030	15	16,993
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2030	15	16,700
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2030	40	45,192
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2030	35	38,118
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2030	55	60,390
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2032	115	128,004
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2033	180	199,661
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2034	330	364,972
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2035	285	314,374
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2036	90	93,680
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2037	160	165,775
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2038	55	56,826
New York (City of), NY, Series 2005-1, GO Bonds	5.00%	09/01/2030	125	139,909
New York (City of), NY, Series 2011 A-3, GO Bonds	4.00%	08/01/2035	20	20,885
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2030	110	119,976
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2030	310	346,315
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2032	110	122,024
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2033	70	77,351
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	4.00%	08/01/2034	10	10,494
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2030	75	84,230
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2032	265	295,261
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2032	405	449,269
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2033	315	348,081
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2034	210	231,140
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2035	180	197,162
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2036	30	31,138
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2038	215	231,487
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2039	25	25,560
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	95	100,539
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	170	178,779
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2030	795	888,276
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2032	175	194,129
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2033	525	580,135
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2034	85	93,557
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2036	45	49,016
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2036	535	554,564
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2037	80	86,214
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2038	$35	$ 37,500
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2039	20	21,348
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2040	5	5,318
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	105	109,950
New York (City of), NY, Series 2021 C, GO Bonds	5.00%	08/01/2030	485	541,904
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2030	100	110,952
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2030	75	83,800
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2030	95	106,146
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2030	65	72,626
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2030	15	16,760
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2030	145	162,013
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2030	150	166,134
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2030	70	77,666
New York (City of), NY, Series 2025 B-1, Ref. GO Bonds	5.00%	08/01/2030	85	94,973
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2030	5	5,606
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2030	40	44,693
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2030	90	97,130
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2030	80	89,694
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2030	325	363,132
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2030	30	33,578
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020 A, Ref. RB, (INS - AGI)(a)	5.00%	03/01/2030	5	5,492
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	03/01/2032	330	348,016
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2030	295	321,957
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-1, RB	5.00%	06/15/2030	125	140,272
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2030	165	185,159
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	4.00%	06/15/2041	5	5,060
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	165	178,159
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2030	175	196,381
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2048	415	431,022
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	250	258,785
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	4.00%	06/15/2041	5	5,060
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2041	185	199,754
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2041	20	21,595
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2050	190	197,384
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-2, Ref. RB	5.00%	06/15/2032	225	253,583
New York (City of), NY Municipal Water Finance Authority, Series 2022 E, Ref. RB	5.00%	06/15/2030	250	280,544
New York (City of), NY Municipal Water Finance Authority, Subseries 2021 AA-2, Ref. RB	5.00%	06/15/2030	125	140,272
New York (City of), NY Municipal Water Finance Authority, Subseries 2021 AA-2, Ref. RB	5.00%	06/15/2032	205	231,042
New York (City of), NY Transitional Finance Authority, Series 2010 F-5, RB	5.00%	02/01/2030	375	414,691
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.00%	05/01/2030	60	66,714
New York (City of), NY Transitional Finance Authority, Series 2020 A, Ref. RB	4.00%	11/01/2038	55	56,611
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2036	85	88,994
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2037	50	52,034
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2039	40	41,030
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2039	40	41,030
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2040	5	5,089
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	5.00%	11/01/2037	80	86,912
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2040	160	162,464
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2033	455	505,706
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2033	390	433,462
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	295	326,724
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	300	332,261
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	11/01/2035	125	131,531
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2037	215	234,113
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2038	105	108,268
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	11/01/2038	$25	$ 25,732
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	11/01/2039	5	5,118
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2040	25	25,446
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	570	609,055
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2030	245	275,266
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2032	335	373,255
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2033	450	499,621
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	4.00%	11/01/2035	325	341,982
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2036	75	81,964
New York (City of), NY Transitional Finance Authority, Series 2021 A, Ref. RB	4.00%	11/01/2034	50	52,938
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2030	100	112,354
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2030	190	213,472
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2030	160	178,844
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2030	125	140,442
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2030	100	112,562
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2030	180	202,236
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2030	125	140,442
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2030	145	161,225
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2030	370	411,403
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2030	385	428,081
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2030	210	235,942
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2030	80	88,952
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2030	115	129,207
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2030	90	101,118
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2030	90	100,071
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2030	120	133,428
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2030	15	16,853
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2030	15	16,884
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2030	115	129,207
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2030	210	235,942
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2030	100	112,354
New York (City of), NY Transitional Finance Authority, Series 2026, Ref. RB	5.00%	11/01/2030	5	5,618
New York (City of), NY Transitional Finance Authority, Subseries 2020 C-1, RB	5.00%	05/01/2035	235	259,128
New York (City of), NY Transitional Finance Authority, Subseries 2020 C-1, RB	4.00%	05/01/2038	35	36,089
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	5.00%	05/01/2032	130	145,034
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	4.00%	05/01/2035	85	89,663
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	4.00%	05/01/2036	25	26,175
New York (City of), NY Transitional Finance Authority, Subseries 2021 D-1, RB	5.00%	11/01/2034	65	71,884
New York (City of), NY Transitional Finance Authority, Subseries 2021 D-1, RB	5.00%	11/01/2036	65	71,035
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2030	240	270,149
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2032	335	374,064
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2033	10	10,557
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2034	115	120,710
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2035	45	46,924
New York (State of), Series 2023 C, Ref. GO Bonds	5.00%	03/15/2030	120	134,497
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(a)	5.50%	03/15/2030	60	68,009
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2030	105	113,692
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	07/01/2030	65	71,049
New York (State of) Dormitory Authority, Series 2019 D, Ref. RB	5.00%	02/15/2030	175	194,608
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2030	20	21,895
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2030	205	228,413
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	07/01/2030	210	236,080
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2032	300	335,578
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2033	85	94,725
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2034	$240	$ 252,184
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2035	260	271,369
New York (State of) Dormitory Authority, Series 2020 A-2, Ref. RB	5.00%	07/01/2030	225	252,942
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2032	165	182,276
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2033	330	363,208
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2034	885	971,220
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2035	185	202,291
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2036	235	242,582
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2037	10	10,264
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2039	280	285,264
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2040	25	25,340
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	405	434,345
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(a)	5.00%	10/01/2030	125	137,330
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2030	185	206,129
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	07/01/2030	40	44,756
New York (State of) Dormitory Authority, Series 2021, Ref. RB	5.00%	03/15/2030	35	38,997
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2030	90	101,702
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2033	495	551,618
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2034	420	466,183
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2036	385	423,343
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2042	365	389,903
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2030	170	189,415
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2032	120	134,418
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2035	180	198,970
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2037	230	251,554
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2030	520	579,388
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2030	40	44,634
New York (State of) Dormitory Authority, Series 2023 A-2, Ref. RB	5.00%	09/15/2030	95	105,756
New York (State of) Dormitory Authority, Series 2023 B, Ref. RB	5.00%	08/01/2030	10	11,241
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2030	95	107,352
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2030	30	33,901
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2030	75	83,566
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2030	65	72,530
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2030	75	83,566
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2030	110	122,744
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2030	5	5,583
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2030	60	66,853
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2030	30	33,901
New York (State of) Dormitory Authority, Series 2025, Ref. RB	5.00%	05/01/2030	10	11,085
New York (State of) Dormitory Authority (Bidding Group 2), Series 2020 A, Ref. RB	4.00%	03/15/2036	400	414,452
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	100	103,663
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	280	290,307
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2030	185	211,127
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2030	50	56,868
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2030	10	11,374
New York (State of) Thruway Authority, Series 2019 B, RB	5.00%	01/01/2036	100	108,208
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2039	20	20,387
New York (State of) Thruway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	30	33,239
New York (State of) Thruway Authority, Series 2019, RB, (INS - BAM)(a)	4.00%	01/01/2039	5	5,079
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2033	90	98,828
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2034	80	87,502
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2035	145	158,048
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2036	55	59,710
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2037	250	270,251
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2038	155	167,006
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2039	35	37,599
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2040	30	32,126
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2041	40	40,603
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2030	$40	$ 44,475
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2030	50	55,594
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2030	5	5,563
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2030	295	328,207
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	5.00%	03/15/2030	255	283,704
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2030	195	216,927
New York State Environmental Facilities Corp., Series 2023 B, Ref. RB	5.00%	06/15/2030	20	22,426
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2030	185	203,349
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2030	100	112,130
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2030	15	16,820
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2030	205	228,497
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2035	140	155,622
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2036	745	824,836
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2037	195	215,071
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2039	20	20,429
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2040	100	101,551
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	320	347,939
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	140	151,434
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2038	260	285,595
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	1,000	1,051,258
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2050	5	5,202
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2033	165	182,699
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2034	135	142,142
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2035	120	125,681
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2036	160	166,539
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2030	150	167,193
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2032	270	303,634
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2033	210	235,180
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2034	460	487,177
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2035	210	233,433
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2036	115	127,324
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	150	161,393
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	285	305,290
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2030	60	66,877
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2030	345	388,837
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2030	170	189,625
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	5.00%	03/15/2030	270	300,947
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2030	105	117,035
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2033	240	264,355
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2034	350	384,116
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2036	115	124,912
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2030	30	33,419
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2032	100	110,491
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2035	125	136,485
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport), Series 2020, Ref. RB	5.00%	12/01/2037	125	135,120
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2030	230	260,485
Triborough Bridge & Tunnel Authority, Series 2018 D, RB	5.00%	11/15/2033	165	184,502
Triborough Bridge & Tunnel Authority, Series 2018 D, RB	5.00%	11/15/2034	180	200,531
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2030	$95	$ 107,592
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, RB	5.00%	11/15/2030	360	405,462
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2049	1,030	1,074,482
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	335	346,967
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 B, RB	5.00%	05/15/2030	150	167,947
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2030	125	141,568
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.00%	12/01/2030	25	28,329
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020 A, Ref. RB	5.00%	09/01/2037	45	48,335
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2033	95	103,839
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2034	95	103,459
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2035	85	92,181
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2036	145	156,453
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2038	155	165,504
				53,022,265
North Carolina-1.35%
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2030	85	95,256
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2032	50	56,038
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2033	65	72,627
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2034	40	44,558
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	5.00%	01/15/2030	90	99,001
Guilford (County of), NC, Series 2025, GO Bonds	5.00%	03/01/2030	15	16,693
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2030	295	331,936
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2030	50	54,393
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2030	500	559,734
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2030	80	89,290
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2032	85	94,361
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2033	120	132,813
North Carolina (State of), Series 2020 B, RB	4.00%	05/01/2035	50	52,533
North Carolina (State of), Series 2021, RB	5.00%	03/01/2030	65	72,202
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2030	160	178,580
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2030	245	264,972
North Carolina (State of) (Garvee), Series 2025, Ref. RB	5.00%	03/01/2030	65	72,202
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2025 A, Ref. RB	5.00%	06/01/2030	10	11,091
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2019 A, Ref. RB	5.00%	01/01/2032	50	54,568
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	5.00%	01/01/2043	250	260,591
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGI)(a)	5.00%	01/01/2049	210	213,948
North Carolina State University at Raleigh, Series 2020 A, Ref. RB	5.00%	10/01/2030	30	33,355
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2030	10	11,230
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2030	140	155,626
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2030	115	128,501
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2030	130	146,336
				3,302,435
Ohio-2.37%
Allen (County of), OH (Bon Secours Mercy Health, Inc.), Series 2020, Ref. RB	5.00%	12/01/2030	135	149,320
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2030	40	44,082
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2033	265	289,366
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2035	250	270,824
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2036	30	32,329
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	4.00%	02/15/2039	150	153,150
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	5.00%	02/15/2032	80	87,706
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	5.00%	02/15/2033	60	65,517
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	4.00%	02/15/2034	125	130,712
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	4.00%	02/15/2036	160	165,760
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB, (INS - BAM)(a)	5.00%	02/15/2033	75	82,101
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB, (INS - BAM)(a)	4.00%	02/15/2034	190	198,469
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2030	75	83,462
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2032	$165	$ 184,802
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2033	85	94,883
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2034	90	100,203
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2035	70	77,666
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2036	60	66,252
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2030	55	61,701
EHOVE Joint Vocational School District, Series 2026, GO Bonds	5.25%	12/01/2061	460	471,986
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2030	40	44,695
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2030	215	242,366
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2030	275	308,927
Ohio (State of), Series 2021, RB	5.00%	02/01/2030	70	77,465
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	50	56,123
Ohio (State of), Series 2025 A, GO Bonds	5.00%	03/01/2030	150	166,559
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2030	55	61,456
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	09/15/2030	15	16,851
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2030	10	11,264
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	06/01/2032	20	22,256
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2032	115	127,819
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	06/01/2033	115	127,632
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2033	40	44,350
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2034	50	55,234
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2035	5	5,496
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2036	275	300,694
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2037	145	157,870
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2038	40	43,370
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2039	250	270,116
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2040	270	290,517
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	135	139,514
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 B, RB	4.00%	12/01/2037	125	130,618
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 B, RB	4.00%	12/01/2038	50	52,005
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	12/01/2030	80	90,459
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 E, RB	5.00%	12/01/2030	130	146,996
				5,800,943
Oklahoma-0.11%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2030	50	52,595
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2030	40	44,580
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2030	20	22,133
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2030	115	126,526
Tulsa (County of), OK Industrial Authority, Series 2021 A, RB	4.00%	09/01/2030	5	5,269
Tulsa County Independent School District No. 11, Series 2025, GO Bonds	4.00%	03/01/2030	15	15,953
				267,056
Oregon-1.25%
Hillsboro School District No. 1J, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2039	5	5,099
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2036	150	161,324
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2037	35	37,487
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2038	30	32,006
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2030	30	33,496
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2030	105	117,238
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2035	55	60,844
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2036	115	126,601
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2037	80	87,620
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2039	90	97,747
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2040	140	151,366
Oregon (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	11/15/2030	215	242,364
Oregon (State of) Facilities Authority, Series 2020, Ref. RB	5.00%	10/01/2040	110	114,104
Oregon (State of) Facilities Authority (Legacy Health), Series 2022, Ref. RB	5.00%	06/01/2030	15	16,339
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2030	$165	$ 181,136
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2030	40	45,191
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	635	707,075
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	65	72,129
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	230	254,399
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	10	11,016
Salem-Keizer School District No. 24J, Series 2020 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2036	105	109,446
Salem-Keizer School District No. 24J, Series 2020 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2037	100	103,754
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	280	289,702
				3,057,483
Pennsylvania-2.11%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2020, RB	5.00%	02/01/2030	220	244,072
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2030	160	172,964
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB	5.00%	12/01/2030	15	16,874
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2030	50	53,899
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2035	240	259,316
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	4.00%	04/01/2039	85	85,223
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2030	50	55,082
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2030	200	221,874
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2032	135	143,271
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2033	295	312,234
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2034	55	57,937
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2030	85	94,372
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2030	90	100,530
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2030	160	179,017
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2030	25	27,900
Pennsylvania (Commonwealth of) (Bid Group A), Series 2024, Ref. GO Bonds	4.00%	02/15/2030	55	58,717
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023 A, GO Bonds	5.00%	09/01/2030	180	201,060
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2025 B, Ref. RB	5.00%	03/15/2030	70	77,251
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2020 A, Ref. RB, (INS - AGI)(a)	4.00%	05/01/2040	20	20,252
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2020 A, Ref. RB, (INS - AGI)(a)	5.00%	05/01/2046	325	336,850
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2030	255	278,453
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	295	311,546
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2050	255	265,218
Pennsylvania State University (The), Series 2025 A, Ref. RB	5.00%	09/01/2030	5	5,601
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2040	160	172,807
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	315	329,560
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	145	149,535
Philadelphia (City of), PA, Series 2020, Ref. RB	5.00%	10/01/2039	200	216,824
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2030	15	16,755
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2030	40	44,680
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2030	10	11,124
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGI)(a)	5.00%	08/01/2050	185	190,821
Philadelphia (City of), PA Authority for Industrial Development, Series 2019, Ref. RB	5.00%	10/01/2030	30	33,510
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2030	$70	$ 77,954
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2030	320	347,526
				5,170,609
Rhode Island-0.30%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2034	95	103,610
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2035	130	141,222
Rhode Island Commerce Corp. (Garvee), Series 2020, RB	5.00%	05/15/2032	195	214,235
Rhode Island Commerce Corp. (Garvee), Series 2020, RB	5.00%	05/15/2033	260	284,565
				743,632
South Carolina-0.55%
County Square Redevelopment Corp., Series 2025, RB	5.00%	04/01/2030	130	144,668
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2030	80	88,897
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2020, Ref. RB	5.00%	12/01/2046	10	10,322
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2032	95	105,684
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2037	375	386,276
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2039	100	101,953
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	160	169,330
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	12/01/2040	145	147,780
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2030	180	202,396
				1,357,306
Tennessee-0.59%
Chattanooga (City of), TN, Series 2025, Ref. RB	5.00%	09/01/2030	95	106,677
Knox (County of), TN Health, Educational & Housing Facility Board (University Health System), Series 2020 A, RB	5.00%	09/01/2030	65	67,922
Memphis (City of), TN, Series 2020 B, Ref. RB	5.00%	10/01/2045	120	125,500
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2044	20	20,949
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2049	140	143,499
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	160	163,013
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2030	125	138,401
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2030	80	88,576
Shelby (County of), TN, Series 2020, GO Bonds	4.00%	04/01/2040	255	260,869
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	295	329,507
				1,444,913
Texas-7.84%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2030	325	359,338
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	150	165,784
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	350	361,054
Austin (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	5	5,259
Austin (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2050	125	129,271
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2030	65	73,090
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	250	279,891
Bexar (County of), TX, Series 2021, Ctfs. Of Obligation	4.00%	06/15/2044	95	95,657
Board of Regents of the University of Texas System, Series 2020 A, Ref. RB	5.00%	08/15/2030	415	465,003
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2030	120	134,459
Board of Regents of the University of Texas System, Series 2025 A, RB	5.00%	08/15/2030	5	5,602
Central Texas Regional Mobility Authority, Series 2020 B, Ref. RB	5.00%	01/01/2045	120	124,402
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	60	62,201
Clear Creek Independent School District, Series 2013 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	70	77,478
Clear Creek Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	115	127,285
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	$250	$ 276,907
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	180	199,373
Crandall Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2046	30	29,379
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	190	205,609
Cypress-Fairbanks Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2038	395	407,795
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	50	55,442
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	135	149,692
Dallas & Fort Worth (Cities of), TX, Series 2020 A, Ref. RB	5.00%	11/01/2030	65	72,877
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2032	290	323,116
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2033	105	116,627
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	4.00%	11/01/2034	445	467,291
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	4.00%	11/01/2035	220	229,961
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2030	90	100,906
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2032	140	155,987
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2033	105	116,627
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	4.00%	11/01/2034	160	168,015
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	4.00%	11/01/2035	65	67,972
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 A, Ref. RB	5.00%	11/01/2034	85	94,081
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	5.00%	11/01/2043	50	53,156
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2030	100	112,118
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2030	60	67,271
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2030	175	196,206
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2033	90	100,059
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2037	25	25,914
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2038	105	113,943
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2045	180	189,250
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2030	45	49,827
Dallas (City of), TX, Series 2024 B, Ctfs. of Obligations	5.00%	02/15/2030	50	55,363
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2030	25	27,681
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2030	155	171,625
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2030	310	352,667
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2030	25	27,521
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	535	559,941
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	125	135,307
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2030	75	82,924
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	100	112,094
Frisco Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	90	99,687
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	95	105,263
Harris (County of), TX, Series 2021, Ref. RB	4.00%	08/15/2039	65	66,426
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2030	115	128,463
Harris (County of), TX, Series 2022 A, Ref. RB	5.00%	08/15/2030	45	50,370
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2030	15	16,790
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2036	35	36,569
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2037	5	5,192
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2038	5	5,165
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	5.00%	08/15/2030	255	285,428
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2040	15	15,274
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2030	200	216,121
Houston (City of), TX, Series 2019 A, Ref. RB	5.00%	11/15/2032	225	251,598
Houston (City of), TX, Series 2019 A, Ref. RB	5.00%	11/15/2033	140	155,960
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston (City of), TX, Series 2020 B, Ref. RB	5.00%	07/01/2030	$45	$ 50,074
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2034	195	216,352
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2035	40	41,775
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2036	65	67,468
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2037	55	56,723
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	125	132,135
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2030	30	33,734
Houston (City of), TX, Series 2025, GO Bonds	5.00%	03/01/2030	55	60,849
Houston Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	205	226,572
Humble Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	10	10,045
Humble Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	5	5,522
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	500	558,441
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	10	11,164
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	25	25,222
Lamar Consolidated Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	5	5,530
Lewisville Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	180	201,932
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	110	123,403
Lower Colorado River Authority, Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2030	150	166,777
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2030	5	5,549
Lower Colorado River Authority, Series 2025, Ref. RB	5.00%	05/15/2030	35	38,840
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2045	170	177,914
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2050	35	36,032
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2038	65	69,923
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2039	125	133,904
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2041	190	201,974
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	85	88,596
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	210	216,067
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2030	55	61,035
Matagorda County Navigation District No. 1 (Aep Texas Central Co.), Series 2005 A, Ref. RB, (INS - AMBAC)(a)	4.40%	05/01/2030	675	713,085
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	70	77,478
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2030	60	66,911
North Texas Municipal Water District, Series 2021 A, Ref. RB	4.00%	09/01/2030	10	10,755
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2030	20	22,398
North Texas Tollway Authority, Series 2021 B, RB	5.00%	01/01/2030	80	88,183
North Texas Tollway Authority, Series 2023 B, Ref. RB	5.00%	01/01/2030	40	44,092
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2030	10	11,023
North Texas Tollway Authority, Series 2025 A, Ref. RB	5.00%	01/01/2030	100	110,307
Pearland Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	10	11,068
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2030	25	27,917
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2030	305	343,728
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2030	205	228,563
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2030	130	145,285
Plainview Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2046	25	25,889
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2030	115	127,151
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	110	119,922
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2030	250	273,144
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2030	60	64,040
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2034	$45	$ 49,169
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2035	120	130,669
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2036	170	184,307
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2037	85	91,714
San Antonio (City of), TX, Series 2020 A, Ref. RB	5.00%	05/15/2045	25	26,203
San Antonio (City of), TX, Series 2020 A, Ref. RB	5.00%	05/15/2050	320	330,807
San Antonio (City of), TX, Series 2020 C, RB	5.00%	05/15/2046	150	156,345
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2045	60	62,689
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	110	112,981
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2030	5	5,540
Spring Independent School District, Series 2024 B, Ref. GO Bonds	5.00%	08/15/2030	50	55,651
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2030	185	204,972
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2030	50	55,741
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2030	230	258,431
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2030	25	27,840
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 A, Ref. RB	5.00%	08/15/2039	265	284,490
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2030	245	274,403
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2033	130	144,342
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2033	130	138,175
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2034	50	52,810
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2035	105	110,446
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2036	180	188,190
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2037	40	41,570
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2030	65	72,801
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2030	55	61,867
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2030	65	72,416
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2032	50	52,117
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	12/31/2032	15	15,607
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2033	25	25,924
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2036	25	25,457
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2038	5	5,042
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2039	15	15,064
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2040	10	9,979
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes), Series 2020, Ref. RB	4.00%	12/31/2035	75	76,575
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2030	10	10,836
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2030	5	5,530
Texas Water Development Board, Series 2020, RB	5.00%	08/01/2032	45	50,139
Trinity River Authority, Series 2019, Ref. RB	5.00%	08/01/2030	115	125,607
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2030	30	33,540
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2032	105	106,624
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2030	120	132,580
Williamson (County of), TX, Series 2023, GO Bonds	5.00%	02/15/2030	15	16,597
Williamson (County of), TX, Series 2024, GO Notes	5.00%	02/15/2030	150	165,968
Wylie Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	5	5,578
				19,182,428
Utah-0.56%
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.00%	06/01/2038	25	26,906
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2030	200	222,551
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2030	105	116,839
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2030	210	234,452
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2043	565	598,858
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2050	165	170,007
				1,369,613
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-1.36%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2030	$90	$ 100,192
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2031	170	188,789
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2030	15	16,215
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2030	15	16,894
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2030	30	33,789
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2023, Ref. RB	5.00%	05/15/2030	165	183,053
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2040	10	10,248
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2050	275	284,520
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2060	110	113,004
Richmond (City of), VA, Series 2020 A, RB	5.00%	01/15/2034	60	65,813
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2025, RB	5.00%	07/01/2030	160	177,552
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2030	65	70,101
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2034	75	82,160
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022 A, RB	5.00%	02/01/2030	125	138,379
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2024, RB	5.00%	02/01/2030	35	38,746
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2030	95	102,456
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2020 A, RB	5.00%	02/01/2035	150	163,794
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2021 A, RB	5.00%	02/01/2030	140	154,985
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2030	280	309,969
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2020, RB	4.00%	02/01/2036	230	238,270
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2020, RB	4.00%	02/01/2037	30	30,872
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2020, RB	4.00%	02/01/2040	15	15,259
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2030	55	60,887
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2030	75	84,035
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2030	90	100,842
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2030	245	274,513
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2030	235	262,312
				3,317,649
Washington-4.64%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2030	145	163,737
Chelan County Public Utility District No. 1, Series 2020 A, Ref. RB	5.00%	07/01/2030	35	39,008
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	115	121,384
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	150	157,353
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	20	20,864
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	100	103,442
Energy Northwest, Series 2020, Ref. RB	5.00%	07/01/2034	225	249,655
Energy Northwest, Series 2020, Ref. RB	5.00%	07/01/2035	220	243,190
Energy Northwest, Series 2020, Ref. RB	5.00%	07/01/2036	45	49,504
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2030	95	106,295
Energy Northwest, Series 2025, Ref. RB	5.00%	07/01/2030	30	33,567
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2037	$210	$ 229,967
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	4.00%	07/01/2039	285	293,279
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2039	230	249,898
Energy Northwest (Columbia Generating Station), Series 2020, Ref. RB	5.00%	07/01/2033	70	77,896
Energy Northwest (Columbia Generating Station), Series 2020, Ref. RB	5.00%	07/01/2038	95	103,594
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	4.00%	07/01/2030	35	37,570
King (County of), WA, Series 2019, GO Bonds	5.00%	01/01/2030	40	43,262
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2030	90	99,508
King County School District No. 411 Issaquah, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	235	249,168
King County School District No. 411 Issaquah, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	295	332,713
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	200	211,350
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	60	62,917
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	15	15,648
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2041	135	137,155
Pierce County School District No. 401 Peninsula, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2037	55	57,116
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2030	15	16,773
Snohomish (County of), WA Public Utility District No. 1, Series 2025 A, Ref. RB	5.00%	12/01/2030	10	11,264
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	150	169,104
University of Washington, Series 2025 A, Ref. RB	5.00%	04/01/2030	25	27,779
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2030	100	109,642
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2030	45	48,757
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2037	130	142,515
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2038	75	81,883
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2039	10	10,878
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	30	32,503
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	75	81,117
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2042	150	161,358
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	205	218,919
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2044	5	5,306
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2045	100	105,566
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2030	105	116,447
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2032	145	160,402
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2033	75	82,781
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2034	100	110,134
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2035	210	230,545
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2036	425	464,670
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2037	160	174,154
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2038	155	168,047
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2039	35	37,818
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2041	130	139,404
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2043	260	275,820
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2030	80	89,385
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2033	20	22,214
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2034	170	188,341
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2035	20	22,083
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2036	55	60,435
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2038	85	92,577
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2039	75	81,394
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	30	32,437
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2041	110	118,665
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2032	175	194,364
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2037	190	207,782
Washington (State of), Series 2023, A GO Bonds	5.00%	08/01/2030	20	22,427
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2030	$245	$ 274,237
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2030	40	44,854
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2030	20	22,180
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2030	130	145,513
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2030	50	55,451
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2030	75	84,102
Washington (State of), Series R-2025B, Ref. GO Bonds	5.00%	07/01/2030	110	123,127
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	145	162,597
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	155	172,700
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2033	135	150,434
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2034	235	261,146
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2035	545	603,426
Washington (State of) (Bid Group 1), Series 2021 A, Ref. GO Bonds	5.00%	08/01/2030	75	84,102
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2030	55	60,996
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2030	80	89,709
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2030	55	60,996
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2030	55	60,996
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2030	75	83,176
Washington (State of) (Bid Group 2), Series R-2022D, GO Bonds	4.00%	07/01/2030	85	91,424
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2030	145	162,597
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2045	250	260,709
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	230	233,750
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2015 B, Ref. RB	5.00%	10/01/2038	250	270,848
				11,363,800
Wisconsin-0.90%
Racine Unified School District, Series 2025, Ref. GO Bonds, (INS - AGI)(a)	5.00%	04/01/2030	15	16,569
Wisconsin (State of), Series 2020-1, Ref. GO Bonds	5.00%	05/01/2030	320	356,754
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2030	405	451,516
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2030	115	128,208
Wisconsin (State of), Series 2022-4, Ref. GO Bonds	5.00%	05/01/2030	325	362,328
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2030	65	72,466
Wisconsin (State of), Series 2024-2, Ref. GO Bonds	5.00%	05/01/2030	25	27,871
Wisconsin (State of), Series 2025-3, GO Bonds	5.00%	05/01/2030	120	133,783
Wisconsin (State of) Department of Transportation, Series 2023-1, Ref. RB	5.00%	07/01/2030	195	218,184
Wisconsin (State of) Health & Educational Facilities Authority, Series 2025, Ref. RB	5.00%	08/15/2030	235	259,631
Wisconsin (State of) Public Finance Authority, Series 2025 B, RB	5.00%	06/01/2030	150	164,205
				2,191,515
TOTAL INVESTMENTS IN SECURITIES(d)-98.67% (Cost $237,418,207)				241,472,863
OTHER ASSETS LESS LIABILITIES-1.33%				3,250,768
NET ASSETS-100.00%				$244,723,631

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2026
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
February 28, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.92%
Alabama-0.41%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2031	$40	$ 45,174
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2031	85	97,412
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2031	155	173,944
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2031	140	160,443
Auburn University, Series 2025 B, Ref. RB	5.00%	06/01/2031	100	113,557
Board of Trustees of the Alabama Community College System, Series 2021, RB, (INS - AGI)(a)	4.00%	09/01/2046	15	14,531
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.00%	10/01/2031	95	106,961
				712,022
Alaska-0.06%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2031	35	39,949
Matanuska-Susitna (Borough of), AK, Series 2025, RB	5.00%	09/01/2031	55	62,118
				102,067
Arizona-0.90%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2031	50	57,031
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2031	50	57,020
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2024 D, Ref. RB	5.00%	12/01/2031	25	28,527
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2031	75	85,062
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2033	75	84,497
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2034	115	129,110
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	4.00%	07/01/2035	230	243,089
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025 B, GO Bonds	5.00%	07/01/2031	15	17,158
Mesa (City of), AZ, Series 2021, Ref. RB	4.00%	07/01/2035	95	99,926
Phoenix Civic Improvement Corp., Series 2021 A, RB	5.00%	07/01/2045	120	127,417
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	5.00%	01/01/2045	150	158,247
Salt River Project Agricultural Improvement & Power District, Series 2022 A, Ref. RB	5.00%	01/01/2031	220	248,659
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2031	210	237,356
University of Arizona Board of Regents, Series 2025, Ref. RB	5.00%	07/01/2031	10	11,390
				1,584,489
Arkansas-0.15%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	255	269,484
California-18.68%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2031	5	5,849
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2031	25	28,949
Bay Area Toll Authority, Series 2025, Ref. RB	5.00%	04/01/2031	35	40,528
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2031	75	86,926
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	385	440,768
California (State of), Series 2020, GO Bonds	5.00%	03/01/2031	80	91,425
California (State of), Series 2020, GO Bonds	5.00%	11/01/2031	370	418,904
California (State of), Series 2020, GO Bonds	5.00%	11/01/2031	50	56,609
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	200	223,070
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2031	100	113,217
California (State of), Series 2021, GO Bonds	4.00%	10/01/2033	360	389,271
California (State of), Series 2021, GO Bonds	4.00%	10/01/2034	280	301,620
California (State of), Series 2021, GO Bonds	4.00%	10/01/2035	25	26,799
California (State of), Series 2021, GO Bonds	4.00%	10/01/2036	285	303,523
California (State of), Series 2021, GO Bonds	4.00%	10/01/2037	140	148,304
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	20	20,913
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2031	290	334,949
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2031	105	121,896
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2032	340	387,099
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2037	105	118,236
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	$535	$ 591,034
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	580	599,834
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	280	307,257
California (State of), Series 2022 CU, GO Bonds	4.75%	12/01/2042	20	21,450
California (State of), Series 2022, GO Bonds	5.00%	04/01/2031	315	360,629
California (State of), Series 2022, GO Bonds	5.00%	09/01/2031	65	75,075
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2031	280	324,505
California (State of), Series 2023, GO Bonds	5.00%	10/01/2031	350	404,941
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2031	75	86,625
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2031	290	334,949
California (State of), Series 2024, GO Bonds	5.00%	08/01/2031	15	17,295
California (State of), Series 2024, GO Bonds	5.00%	09/01/2031	40	46,200
California (State of), Series 2024, GO Bonds	5.00%	09/01/2031	35	40,425
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2031	235	270,949
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2031	345	397,776
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2031	10	11,428
California (State of), Series 2025, Ref. GO Bonds	3.25%	08/01/2031	130	137,107
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2031	15	17,295
California (State of) (Bid Group C), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2031	505	584,271
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2016 B, RB	3.00%	12/01/2031	105	105,042
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2022 A, RB	4.85%	12/01/2042	190	201,193
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2031	110	126,378
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2031	215	250,229
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2032	85	98,542
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2033	175	202,281
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	4.00%	12/01/2034	60	66,074
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	4.00%	12/01/2035	75	81,934
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2031	15	17,681
California (State of) Department of Water Resources (Central Valley), Series 2025 BG, RB	5.00%	12/01/2031	30	35,362
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2024, RB	5.00%	12/01/2031	25	27,957
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB	5.00%	08/15/2041	65	71,518
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2048	650	634,275
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	300	314,803
California (State of) Infrastructure & Economic Development Bank (California Science Center Phase III), Series 2025, RB	5.00%	11/01/2031	190	218,552
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2031	25	29,372
California (State of) Infrastructure & Economic Development Bank (The Broad) (Green Bonds), Series 2021, Ref. RB	5.00%	06/01/2031	5	5,810
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2031	275	313,839
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2031	70	80,747
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2033	115	131,833
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2035	20	22,751
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2036	5	5,655
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2031	65	75,369
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2033	135	155,481
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2035	155	166,669
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2036	20	21,372
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2041	100	103,567
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	225	239,437
California (State of) Public Works Board (Sacramento Region New Natural Resources Headquarters) (Green Bonds), Series 2021, RB	5.00%	11/01/2034	165	189,331
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2034	95	108,066
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2035	$245	$ 277,607
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2036	70	74,626
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2040	10	10,382
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2041	65	67,130
California (State of) Public Works Board (Various Capital), Series 2021 D, RB	5.00%	11/01/2046	60	63,850
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2031	125	144,191
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2033	185	212,079
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2034	310	354,201
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2035	115	130,820
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2036	15	16,965
California (State of) Public Works Board (Various Capital), Series 2022 C, Ref. RB	5.00%	08/01/2034	70	79,981
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2031	10	11,615
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2031	120	138,667
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2031	180	208,001
California (State of) Statewide Communities Development Authority (Moldaw residences), Series 2024, Ref. RB, (INS - Cal-Mortgage)(a)	5.00%	11/01/2049	150	159,522
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	5.00%	03/01/2031	40	46,352
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2033	85	92,987
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2034	110	119,622
Contra Costa (County of), CA Water District, Series 2021 W, Ref. RB	5.00%	10/01/2051	50	52,407
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2031	35	40,801
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2031	60	69,944
East Side Union High School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2031	5	5,829
Fremont Union High School District, Series 2023, GO Bonds	5.00%	08/01/2043	10	10,991
Hacienda La Puente Unified School District (Election of 2016), Series 2023 A, GO Bonds	5.00%	08/01/2047	230	243,316
Los Angeles (City of), CA, Series 2021 B, Ref. RB	5.00%	05/15/2034	65	74,646
Los Angeles (City of), CA, Series 2021 B, Ref. RB	5.00%	05/15/2040	95	105,561
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2031	120	139,429
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2031	5	5,823
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2031	15	17,451
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2031	100	113,268
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2033	130	149,811
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2035	110	125,762
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2036	100	113,702
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2037	100	112,958
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2038	20	22,470
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2039	40	44,705
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2041	60	66,305
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	20	21,486
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	360	379,396
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2035	90	99,252
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2037	240	262,290
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2041	485	520,986
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	130	135,933
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	115	120,248
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2048	70	72,650
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2051	240	247,031
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, RB	5.00%	07/01/2040	30	32,551
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	95	100,229
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	385	397,320
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2037	215	236,881
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2039	170	185,221
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2041	360	389,242
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2051	190	196,080
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	170	178,481
Los Angeles (City of), CA Department of Water & Power, Series 2022, RB	5.00%	07/01/2040	65	70,526
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2031	$200	$ 226,296
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2031	35	39,602
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2031	60	67,889
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2031	15	16,972
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2031	55	62,231
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2031	290	337,904
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2033	155	179,543
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2035	35	38,288
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2036	160	173,959
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2038	55	58,836
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2039	25	26,525
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2040	85	95,049
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, Ref. RB	4.00%	06/01/2034	165	181,186
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, Ref. RB	4.00%	06/01/2037	60	64,837
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2031	15	16,976
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2031	95	110,330
Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C), Series 2021 A, RB	5.00%	07/01/2039	80	90,130
Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C), Series 2021 A, RB	5.00%	07/01/2042	35	38,796
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2038	145	164,079
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2041	140	156,171
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2043	65	71,464
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2045	5	5,387
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2046	170	181,293
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2031	75	87,561
Los Angeles (County of), CA Public Works Financing Authority, Series 2022 G, Ref. RB	5.00%	12/01/2040	30	33,503
Los Angeles (County of), CA Public Works Financing Authority, Series 2022 G, Ref. RB	5.00%	12/01/2041	170	188,922
Los Angeles (County of), CA Public Works Financing Authority, Series 2022 G, Ref. RB	5.00%	12/01/2042	110	121,285
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2031	25	29,289
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2031	170	198,859
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2031	75	81,484
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2031	115	130,211
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	170	194,972
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	4.00%	07/01/2032	270	293,838
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2031	255	296,153
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2031	155	180,014
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2031	130	150,980
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	180	192,604
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	150	156,988
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2031	25	29,372
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2031	85	99,283
Metropolitan Water District of Southern California, Series 2024 A, Ref. RB	5.00%	04/01/2031	5	5,806
Mount Diablo Unified School District, Series 2025, Ref. GO Bonds	5.00%	08/01/2031	50	58,403
Mountain House Public Financing Authority (Green Bonds), Series 2023, RB, (INS - BAM)(a)	4.25%	12/01/2052	65	63,686
Northern California Power Agency (Hydroelectric No. 1), Series 2022, Ref. RB	5.00%	07/01/2031	10	11,614
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGI)(a)	5.00%	05/15/2046	165	175,687
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2031	115	132,993
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2033	195	224,145
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	25	26,431
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	175	182,692
Peralta Community College District, Series 2025, Ref. GO Bonds	5.00%	08/01/2031	5	5,823
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	2.50%	05/15/2031	130	128,719
Rialto Public Financing Authority (Police Station), Series 2023 A, RB	5.25%	06/01/2053	200	209,194
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2031	$45	$ 52,883
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2031	160	188,120
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2033	90	105,298
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	3.00%	12/01/2034	20	20,432
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2031	5	5,854
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	5.00%	08/01/2049	15	15,814
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2031	10	11,724
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	200	213,244
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	330	344,713
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2056	160	165,966
San Diego (County of), CA Regional Transportation Commission, Series 2021 B, Ref. RB	5.00%	04/01/2045	220	234,735
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2031	40	46,424
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	05/01/2031	75	86,935
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2031	145	168,074
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2033	25	27,341
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2034	105	114,383
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2035	115	124,767
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2036	70	75,526
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2037	90	96,514
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2038	10	10,656
San Diego Unified School District (Election of 2018), Series 2025 SR-5B, GO Bonds	5.00%	07/01/2031	45	52,461
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2021 E-2, GO Bonds	5.00%	07/01/2031	55	64,120
San Diego Unified School District (Green Bonds), Series 2021 E-2, GO Bonds	4.00%	07/01/2033	275	301,542
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2031	65	75,699
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2031	75	87,345
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2031	10	11,565
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2034	110	125,649
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2035	45	51,177
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2036	115	130,077
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2031	140	164,399
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2031	90	105,886
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2043	120	131,729
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	165	179,981
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2045	115	124,114
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2046	65	69,522
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	5.00%	11/01/2031	55	64,708
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	4.00%	03/01/2046	15	14,793
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	5.00%	03/01/2051	15	15,515
San Francisco Bay Area Rapid Transit District, Series 2025, Ref. GO Bonds	5.00%	08/01/2031	10	11,664
San Mateo Union High School District (Election of 2020), Series 2023 C, GO Bonds	4.00%	09/01/2043	15	15,428
Santa Clara Unified School District, Series 2024, Ref. GO Bonds	5.00%	07/01/2031	95	110,857
Santa Clara Unified School District, Series 2025, GO Bonds	4.00%	07/01/2031	35	38,991
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2031	45	52,227
Santa Monica-Malibu Unified School District (Election of 2018), Series 2023 C, GO Bonds	5.00%	08/01/2039	175	196,660
Santa Monica-Malibu Unified School District (Election of 2018), Series 2023 C, GO Bonds	5.00%	08/01/2041	75	83,498
Southern California Public Power Authority (Apex Power), Series 2024 A, Ref. RB	5.00%	07/01/2031	15	16,972
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2031	50	55,858
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2031	30	34,276
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2031	180	205,844
University of California, Series 2023 BQ, RB	5.00%	05/15/2031	55	62,897
University of California, Series 2023, Ref. RB	5.00%	05/15/2031	180	205,844
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2031	50	57,179
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2031	285	325,920
University of California, Series 2024 BX, RB	5.00%	05/15/2031	15	17,154
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2025, Ref. RB	5.00%	05/15/2031	$110	$ 125,794
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2033	140	159,326
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2034	160	180,785
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2035	115	129,482
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2036	85	90,635
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2037	10	10,582
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2038	20	21,009
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2039	30	31,273
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	605	639,190
West County Facilities Financing Authority (Green Bonds), Series 2021, RB	4.00%	06/01/2051	150	141,551
				32,753,435
Colorado-1.50%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2031	85	95,507
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2031	75	86,033
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2033	45	51,139
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2034	15	16,970
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2035	255	272,084
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2036	35	37,046
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2039	65	67,508
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2040	15	15,498
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2031	120	138,184
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021, Ref. RB	5.00%	11/15/2039	125	137,084
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021, Ref. RB	5.00%	11/15/2040	195	212,741
Colorado (State of) Health Facilities Authority (Adventist HealtHdObligated Group), Series 2021, Ref. RB	5.00%	11/15/2041	85	92,569
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2031	150	169,481
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2031	25	28,247
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2031	10	10,990
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2034	15	15,504
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2036	5	5,118
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2031	10	11,491
Colorado (State of) Regional Transportation District (Fastracks), Series 2023 A, Ref. RB	5.00%	11/01/2031	95	109,167
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	4.00%	11/01/2040	15	15,564
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021, Ref. RB	4.00%	11/01/2039	10	10,416
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2031	20	22,930
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2031	10	11,419
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2031	15	17,221
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2031	160	180,644
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2031	125	134,671
Mesa County Valley School District No. 51 Grand Junction, Series 2022, GO Bonds	4.00%	12/01/2039	15	15,578
Mesa County Valley School District No. 51 Grand Junction, Series 2022, GO Bonds	4.00%	12/01/2041	95	97,949
Northern Colorado Water Conservancy District, Series 2022, COP	5.25%	07/01/2052	80	83,878
University of Colorado, Series 2023 A, RB	4.00%	06/01/2031	50	54,162
University of Colorado Hospital Authority, Series 2024 B, Ref. RB	5.00%	11/15/2031	300	342,398
Windy Gap Firming Project Water Activity Enterprise, Series 2021, RB	5.00%	07/15/2051	75	77,849
				2,637,040
Connecticut-3.09%
Bridgeport (City of), CT, Series 2024 A, Ref. GO Bonds, (INS - BAM)(a)	5.00%	07/01/2031	20	22,705
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2031	180	198,818
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2031	115	127,829
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2031	60	64,188
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2031	215	232,278
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2033	35	35,459
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2031	170	193,271
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2033	185	208,649
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2034	$65	$ 72,993
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2035	35	39,169
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2036	140	147,746
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2037	310	324,559
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2038	20	20,808
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2039	260	269,475
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2040	30	30,916
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	225	244,533
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2031	195	223,856
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2035	50	56,328
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2036	65	72,782
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2037	65	68,117
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	175	191,537
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2031	85	91,831
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2031	90	103,067
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2031	105	120,625
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2031	110	126,369
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2031	105	119,961
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2031	75	85,547
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2031	185	209,084
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2031	190	216,719
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2031	55	62,323
Connecticut (State of), Series 2024 E, Ref. GO Bonds	5.00%	09/01/2031	60	68,661
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2031	75	86,161
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2031	15	17,010
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2031	205	235,706
Connecticut (State of), Series 2025 C, GO Bonds	5.00%	08/15/2031	90	102,902
Connecticut (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/15/2031	35	40,017
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2031	45	48,839
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2034	50	53,544
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2031	195	222,591
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB(b)	5.00%	07/01/2031	90	102,316
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2031	30	34,219
Connecticut (State of) (Transportation Infrastructure), Series 2022 B, Ref. RB	5.00%	07/01/2031	20	22,813
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University), Series 2025 O, Ref. RB	5.00%	07/01/2031	20	22,587
Connecticut (State of) Health & Educational Facilities Authority (Wesleyan University), Series 2021, RB	4.00%	07/01/2031	50	54,450
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2024, Ref. RB	5.00%	07/01/2031	200	227,585
Hartford (City of), CT, Series 2023, Ref. RB	5.00%	04/01/2031	30	34,050
New Haven (City of), CT, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/01/2031	50	56,416
				5,411,409
Delaware-0.54%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2031	185	204,754
Delaware (State of), Series 2021, Ref. GO Bonds	5.00%	02/01/2031	160	181,713
Delaware (State of), Series 2021, Ref. GO Bonds	3.00%	02/01/2033	55	55,917
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2031	100	113,771
Delaware (State of) Economic Development Authority (Delmarva Power & Light), Series 2020, Ref. RB	3.60%	01/01/2031	130	135,106
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2031	235	262,370
				953,631
District of Columbia-1.82%
District of Columbia, Series 2020 A, RB	5.00%	03/01/2031	190	210,216
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2031	60	68,702
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2033	105	117,595
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2034	130	145,016
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2035	70	77,915
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2036	$45	$ 47,487
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2037	85	89,118
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2038	255	279,269
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2039	35	36,180
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2041	55	59,401
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	175	183,278
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2034	95	105,970
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2035	110	122,442
District of Columbia, Series 2021 E, Ref. GO Bonds	4.00%	02/01/2037	255	267,354
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2031	95	107,096
District of Columbia, Series 2023 C, RB	5.00%	10/01/2031	10	11,450
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2031	40	45,612
District of Columbia, Series 2024 A, Ref. RB	5.00%	10/01/2031	120	137,404
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2031	50	56,885
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2031	100	111,156
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2031	10	11,328
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2033	80	89,971
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2034	20	21,277
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2037	30	33,089
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2038	70	72,393
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2039	35	36,007
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	325	351,102
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2046	265	276,275
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series 2021, RB	4.00%	07/15/2035	15	15,854
				3,186,842
Florida-3.34%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2036	165	173,434
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2038	80	82,942
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2039	5	5,154
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2040	140	143,275
Broward (County of), FL School District, Series 2020 A, COP	5.00%	07/01/2031	280	310,370
Central Florida Expressway Authority, Series 2021 D, RB	5.00%	07/01/2031	50	56,977
Central Florida Expressway Authority, Series 2021 D, RB, (INS - AGI)(a)	5.00%	07/01/2033	270	305,775
Central Florida Expressway Authority, Series 2021 D, RB, (INS - AGI)(a)	5.00%	07/01/2034	125	141,002
Central Florida Expressway Authority, Series 2021 D, RB, (INS - AGI)(a)	5.00%	07/01/2035	60	67,343
Central Florida Expressway Authority, Series 2021, Ref. RB(b)(c)	4.00%	07/01/2031	140	152,902
Central Florida Expressway Authority, Series 2021, Ref. RB(b)	5.00%	07/01/2031	95	108,514
Central Florida Expressway Authority, Series 2021, Ref. RB(b)(c)	5.00%	07/01/2031	110	125,647
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2035	215	228,989
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2038	15	15,520
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2039	20	20,615
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2031	240	265,960
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2031	200	227,964
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2031	177	201,749
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2031	87	99,165
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	190	217,439
Florida (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	07/01/2031	55	62,794
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	3.00%	10/01/2031	220	220,158
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2033	75	78,748
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2034	15	15,690
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2035	5	5,201
Gainesville (City of), FL, Series 2017 A-2, RB	5.00%	10/01/2051	125	129,625
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2022 B, RB	5.00%	10/01/2047	135	141,579
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.00%	10/01/2031	40	45,689
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2031	35	39,977
JEA Electric System, Series 2024-3, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2031	55	62,915
Miami (City of) & Dade (County of), FL School Board (The), Series 2025 A, Ref. COP	5.00%	05/01/2031	30	34,028
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2031	$30	$ 33,472
Miami-Dade (County of), FL, Series 2021 B-2, Ref. RB	4.00%	10/01/2041	80	81,811
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2031	15	16,938
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2032	75	84,442
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2033	115	122,227
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2034	35	37,042
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2035	50	52,621
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2036	5	4,933
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2037	25	26,027
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2038	10	10,366
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2039	20	20,650
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2041	60	61,584
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2046	135	142,118
Miami-Dade (County of), FL, Series 2025 B, Ref. RB	5.00%	10/01/2031	10	11,433
Miami-Dade (County of), FL, Subseries 2021 B-2, Ref. RB	4.00%	10/01/2040	85	87,581
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2031	5	5,603
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023, RB	5.00%	10/01/2031	145	164,563
Orlando (City of), FL Utilities Commission, Series 2021 A, RB	4.00%	10/01/2040	5	5,114
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2036	205	227,897
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2037	15	16,585
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2038	150	165,075
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2039	35	38,403
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2040	105	115,074
Palm Beach County School District, Series 2025 A, Ref. COP	5.00%	08/01/2031	35	39,796
Pasco (County of), FL, Series 2021, Ref. RB	5.00%	10/01/2046	15	15,585
Pasco (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2031	120	135,984
Pasco (County of), FL School Board, Series 2021 B, COP, (INS - AGI)(a)	5.00%	08/01/2046	80	83,968
South Florida Water Management District, Series 2016, Ref. COP	3.00%	10/01/2031	215	215,041
Tampa Bay (City of), FL Water, Series 2025, Ref. RB	5.00%	10/01/2031	25	28,697
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2046	10	10,466
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2052	15	15,391
				5,863,627
Georgia-1.59%
Atlanta (City of), GA, Series 2023 F, Ref. RB	5.00%	07/01/2031	20	22,791
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2031	15	17,185
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, Ref. GO Bonds(b)	5.00%	12/01/2031	45	51,819
Augusta (City of), GA, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	10/01/2031	10	11,422
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2031	105	120,526
Douglas (County of), GA School District, Series 2025, GO Bonds	5.00%	04/01/2031	5	5,693
Forsyth (County of), GA, Series 2025, GO Bonds	5.00%	03/01/2031	55	62,490
Fulton (County of), GA, Series 2025, Ref. RB	5.00%	01/01/2031	5	5,654
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2034	45	48,221
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2035	65	69,320
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2038	25	26,225
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2039	10	10,443
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2031	170	194,735
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2031	20	22,674
Georgia (State of) (Bid Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2031	35	40,092
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	105	120,278
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2033	310	352,632
Georgia (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2031	210	235,410
Georgia (State of) (Bidding Group 2), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2037	185	195,039
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2031	195	223,373
Georgia (State of) Municipal Electric Authority (Project One), Series 2020, Ref. RB	5.00%	01/01/2045	10	10,356
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) Municipal Electric Authority (Project One), Series 2020, Ref. RB	5.00%	01/01/2050	$25	$ 25,399
Georgia (State of) Ports Authority, Series 2021, RB	4.00%	07/01/2042	80	81,614
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2031	105	119,936
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2031	125	138,814
Gwinnett County School District, Series 2021, GO Bonds	4.00%	02/01/2037	25	26,243
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2031	200	227,041
Henry County School District, Series 2021, GO Bonds(b)(c)	4.00%	08/01/2031	90	98,688
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2031	30	32,703
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2031	35	40,017
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2031	130	145,012
				2,781,845
Hawaii-0.59%
Hawaii (State of), Series 2020 D, Ref. RB	5.00%	07/01/2031	25	27,843
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2035	40	44,680
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2036	155	172,220
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2041	90	97,217
Honolulu (City & County of), HI, Series 2025 F, Ref. GO Bonds	5.00%	07/01/2031	30	34,251
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	250	277,408
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2031	210	238,065
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2031	120	136,098
				1,027,782
Idaho-0.59%
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	4.00%	07/15/2038	145	148,762
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	4.00%	07/15/2039	450	459,845
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2031	170	193,589
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2031	210	239,139
				1,041,335
Illinois-5.34%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	200	211,405
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2034	50	52,914
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2031	25	27,916
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2031	275	311,620
Chicago (City of), IL (O’Hare International Airport), Series 2022, RB	5.25%	01/01/2056	275	283,360
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2031	20	22,430
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2031	135	154,750
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2021 B, GO Bonds	5.00%	12/01/2033	15	17,045
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2046	385	399,297
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2057	50	50,844
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2031	260	288,878
Cook (County of), IL, Series 2021 A, Ref. RB	5.00%	11/15/2031	260	289,333
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2031	160	176,651
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2031	85	94,811
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2031	215	242,368
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2033	110	121,712
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2034	215	236,799
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2035	10	10,961
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2036	320	348,727
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2037	115	124,525
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	375	384,517
Illinois (State of), Series 2021 B, GO Bonds	5.00%	12/01/2033	80	89,336
Illinois (State of), Series 2021 B, GO Bonds	4.00%	12/01/2034	60	61,952
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2031	180	200,955
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2031	105	117,119
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2031	65	72,687
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2031	45	50,754
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2031	$200	$ 224,217
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2031	85	95,053
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2031	330	367,596
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2031	85	95,440
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2033	105	117,362
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2035	180	199,288
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2036	45	49,522
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2038	40	40,550
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	01/01/2031	130	146,489
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2034	465	518,736
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2035	110	122,220
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2036	105	116,030
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	4.00%	07/01/2037	10	10,366
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	4.00%	07/01/2039	70	71,935
Illinois (State of) Finance Authority (Green Bonds), Series 2025 B, RB	5.00%	07/01/2031	75	85,344
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 A, Ref. RB	5.00%	04/01/2031	35	39,420
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 B, Ref. RB	5.00%	04/01/2031	60	67,578
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2031	110	124,779
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB, (INS - BAM)(a)	4.00%	12/15/2042	20	20,073
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2031	105	115,635
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2031	260	286,334
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2040	125	135,198
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2041	40	43,041
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	1,080	1,132,561
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2031	100	112,635
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2031	125	139,557
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2023, RB, (INS - BAM)(a)	5.50%	12/01/2040	260	287,213
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2031	35	38,940
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2031	105	118,261
				9,365,039
Indiana-1.15%
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	40	44,680
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2033	95	105,601
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2034	60	66,422
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2035	30	33,038
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2036	80	87,733
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2040	130	140,175
Indiana (State of) Finance Authority, Series 2021 B, Ref. RB	5.00%	02/01/2041	15	16,264
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2031	110	125,149
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2037	75	83,031
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2033	340	385,966
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	4.00%	10/01/2039	15	15,443
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	5.00%	10/01/2034	35	39,485
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	4.00%	10/01/2035	75	79,591
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	4.00%	10/01/2036	95	99,883
Indiana (State of) Finance Authority (Green Bonds), Series 2021, Ref. RB	5.00%	02/01/2031	70	79,290
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2031	65	73,626
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2031	30	33,535
Indiana (State of) Municipal Power Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2031	10	11,254
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2031	$50	$ 56,699
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2033	110	124,152
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2034	100	112,416
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2036	55	57,702
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2037	55	57,298
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2039	75	77,059
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2040	15	15,308
				2,020,800
Iowa-0.10%
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2031	155	177,683
Kansas-0.28%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGI)(a)	5.00%	09/01/2047	100	104,355
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2022 A, Ref. GO Bonds	5.00%	09/01/2037	85	94,480
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2031	110	125,879
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2031	10	11,443
Leavenworth County Unified School District No. 458, Series 2024, GO Bonds	5.00%	09/01/2049	150	153,552
				489,709
Kentucky-0.16%
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2031	85	96,945
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2031	25	28,247
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2031	50	56,940
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 B, Ref. RB	5.00%	09/01/2031	90	102,491
				284,623
Louisiana-0.48%
Louisiana (State of), Series 2021 A, GO Bonds	5.00%	03/01/2039	205	223,690
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2031	165	186,486
Louisiana (State of), Series 2024 A, RB	5.00%	05/01/2031	10	11,327
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2031	190	217,215
Louisiana (State of), Series 2025 B, RB	5.00%	05/01/2031	25	28,396
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2031	155	176,599
				843,713
Maryland-2.73%
Maryland (State of), First Series 2016, GO Bonds	3.00%	06/01/2031	160	160,023
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2031	165	184,595
Maryland (State of), Series 2021 A, GO Bonds	5.00%	03/01/2036	5	5,563
Maryland (State of), Series 2021 A, GO Bonds	4.00%	08/01/2036	5	5,298
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2031	160	182,713
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2031	15	17,129
Maryland (State of) (Bidding Group 1), First Series 2024 A, GO Bonds	5.00%	06/01/2031	190	216,972
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2031	160	183,326
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2033	125	142,200
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2031	110	122,075
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2031	235	267,003
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2031	205	233,101
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	5.00%	08/01/2034	110	124,663
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	4.00%	08/01/2035	45	47,965
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2033	345	389,537
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2034	490	551,514
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2035	255	285,852
Maryland (State of) Department of Transportation, Series 2019, RB	2.13%	10/01/2031	340	327,750
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2031	140	157,237
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2031	275	311,056
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	250	265,932
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2051	15	15,632
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2031	65	72,562
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2021 A, Ref. RB	5.00%	07/01/2031	$50	$ 57,085
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2031	85	97,045
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2031	80	91,663
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	4.00%	08/01/2033	50	53,766
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2031	125	144,161
Prince George’s (County of), MD, Series 2021 A, GO Bonds	5.00%	07/01/2031	55	62,883
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2031	10	11,433
				4,787,734
Massachusetts-2.95%
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2031	65	75,938
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2031	25	28,720
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.00%	09/01/2031	35	35,004
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2031	65	74,856
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2031	20	22,874
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2031	40	44,847
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2031	120	135,518
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2041	180	198,881
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	175	192,134
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2031	505	581,569
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2048	250	261,146
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2049	200	208,391
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2050	95	98,764
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2051	335	347,531
Massachusetts (Commonwealth of), Series 2021, Ref. RB	5.00%	06/01/2037	45	50,254
Massachusetts (Commonwealth of), Series 2021, Ref. RB	5.00%	06/01/2043	105	113,532
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2031	285	324,248
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2031	145	167,265
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2031	105	121,324
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2031	45	51,467
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2031	85	96,878
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2031	150	173,320
Massachusetts (Commonwealth of), Series 2024 C, Ref. GO Bonds	5.00%	09/01/2031	135	155,469
Massachusetts (Commonwealth of), Series 2024 G, GO Bonds	5.00%	12/01/2031	65	75,230
Massachusetts (Commonwealth of), Series 2025 B, GO Bonds	5.00%	06/01/2031	100	114,570
Massachusetts (Commonwealth of), Series 2025 E, GO Bonds	5.00%	08/01/2031	20	22,993
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2022, RB	5.00%	06/01/2050	430	446,522
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2031	75	86,280
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2031	85	98,853
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2031	120	137,852
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2033	5	5,682
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2035	195	221,537
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2036	135	142,942
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2037	35	36,846
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2038	40	41,899
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2039	20	20,817
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2031	5	5,752
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2021-23B, RB	5.00%	02/01/2041	20	21,926
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	5.00%	07/01/2031	5	5,719
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2024 B, RB	5.00%	02/15/2031	40	45,485
Massachusetts (Commonwealth of) Port Authority, Series 2021 D, RB	5.00%	07/01/2051	30	30,946
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2031	10	11,412
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(a)	5.25%	08/01/2031	10	11,652
University of Massachusetts Building Authority, Series 2021-1, Ref. RB	5.00%	11/01/2031	30	34,126
				5,178,971
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-1.55%
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2031	$130	$ 147,930
Great Lakes Water Authority, Series 2025 A, Ref. RB	5.00%	07/01/2031	50	56,896
Great Lakes Water Authority, Series 2025 B, Ref. RB	5.00%	07/01/2031	75	85,304
Great Lakes Water Authority, Series 2025 B, Ref. RB	5.00%	07/01/2031	105	119,426
Lansing (City of), MI Board of Water & Light, Series 2021 A, RB	5.00%	07/01/2051	235	243,198
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2031	155	174,247
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2034	145	164,574
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2035	110	124,274
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2036	130	137,538
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2038	15	15,630
Michigan (State of), Series 2021, RB	5.00%	11/15/2031	65	74,823
Michigan (State of), Series 2021, RB	5.00%	11/15/2033	230	262,200
Michigan (State of), Series 2021, RB	4.00%	11/15/2037	115	120,759
Michigan (State of), Series 2021, RB	4.00%	11/15/2039	30	31,048
Michigan (State of), Series 2021, RB	4.00%	11/15/2040	75	76,992
Michigan (State of), Series 2021, RB	4.00%	11/15/2041	200	204,761
Michigan (State of), Series 2023, RB	5.00%	11/15/2031	55	63,312
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, Ref. RB	5.00%	04/15/2031	5	5,677
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2031	120	135,005
Muskegon Public Schools, Series 2021 II, GO Bonds	5.00%	05/01/2046	120	125,951
Muskegon Public Schools, Series 2021 II, GO Bonds	5.00%	05/01/2051	230	239,040
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2021 A, RB	5.00%	12/01/2046	100	104,447
				2,713,032
Minnesota-1.13%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2031	75	84,147
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2037	80	81,779
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2038	30	30,561
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2039	30	30,393
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2031	285	319,011
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2031	40	45,752
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2033	30	32,403
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2034	10	10,758
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2035	20	21,348
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2036	45	47,746
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2037	115	120,985
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2039	30	31,254
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2031	160	183,007
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2031	80	91,355
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2031	55	62,807
Minnesota (State of), Series 2023, COP	5.00%	11/01/2031	295	339,162
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2031	5	5,710
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2031	65	74,226
Minnesota (State of), Series 2025 E, Ref. GO Bonds	5.00%	08/01/2031	5	5,710
Minnesota (State of) (Bidding Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2031	120	137,033
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2031	80	90,894
Rochester (City of), MN (Mayo Clinic), Series 2016 B, Ref. RB	5.00%	11/15/2031	85	97,257
Rosemount-Apple Valley-Eagan Independent School District No 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2031	35	39,505
				1,982,803
Mississippi-0.10%
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2031	150	168,514
Missouri-0.62%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2031	20	22,982
Jackson County School District No. R-IV Blue Springs, Series 2021 A, GO Bonds	4.00%	03/01/2038	25	25,815
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Jackson County School District No. R-IV Blue Springs, Series 2021 A, GO Bonds	4.00%	03/01/2040	$5	$ 5,102
Missouri (State of) Health & Educational Facilities Authority, Series 2021 A, Ref. RB	5.00%	07/01/2031	35	39,583
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2031	220	246,468
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	5.00%	05/01/2031	35	39,883
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2031	310	355,712
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2031	25	28,521
St. Charles County Francis Howell R-III School District, Series 2022, Ref. GO Bonds	5.00%	03/01/2041	10	10,799
St. Charles County Francis Howell R-III School District, Series 2022, Ref. GO Bonds	5.00%	03/01/2042	150	161,146
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2031	130	150,683
				1,086,694
Nebraska-0.07%
Central Plains Energy Project (No. 3), Series 2017 A, Ref. RB	5.00%	09/01/2031	100	110,237
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2024, Ref. RB	5.00%	01/01/2031	10	11,225
				121,462
Nevada-0.52%
Clark (County of), NV, Series 2022 A, Ref. GO Bonds	4.00%	06/01/2031	90	97,724
Clark (County of), NV Department of Aviation, Series 2021 A, RB	5.00%	07/01/2033	70	79,176
Clark (County of), NV Department of Aviation, Series 2021, RB	5.00%	07/01/2034	145	163,408
Clark (County of), NV Department of Aviation, Series 2021, RB	5.00%	07/01/2035	245	274,809
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2031	20	22,769
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2031	5	5,669
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2031	200	228,071
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2031	35	39,809
				911,435
New Jersey-2.32%
Jersey City (City of), NJ Redevelopment Agency (Bayfront Redevelopment), Series 2022, RB	4.00%	12/15/2031	170	183,922
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2031	1,090	1,188,059
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(a)	3.13%	07/01/2031	75	75,289
New Jersey (State of) Educational Facilities Authority, Series 2024 A-1, RB	5.00%	03/01/2031	5	5,704
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RB	5.00%	06/15/2033	60	67,539
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2031	150	170,265
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2034	105	117,664
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2031	280	317,827
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2033	105	118,193
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	4.00%	06/15/2034	15	15,904
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	4.00%	06/15/2035	10	10,543
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	4.00%	06/15/2036	10	10,474
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2031	45	51,079
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2031	200	227,019
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2033	95	107,988
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2034	105	118,777
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2035	90	101,251
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	4.00%	06/15/2038	10	10,327
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2036	235	262,676
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2031	105	119,241
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2031	185	209,993
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2031	10	11,353
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2031	505	569,795
				4,070,882
New Mexico-0.39%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2031	15	16,982
New Mexico (State of) (Various Capital), Series 2025, GO Bonds	5.00%	03/01/2031	245	271,550
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2031	225	256,033
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico-(continued)
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2031	$45	$ 51,207
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2031	80	91,034
				686,806
New York-19.96%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2031	85	98,757
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/15/2031	65	74,144
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	5.00%	09/01/2031	105	120,685
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2033	55	59,420
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2039	195	203,097
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2031	205	234,325
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2031	95	108,590
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2031	30	34,292
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/15/2031	75	85,729
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2031	185	213,212
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2032	40	43,826
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2032	280	321,300
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2033	255	278,742
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2033	75	85,729
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2034	355	386,867
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2034	55	62,650
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2035	100	108,175
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2035	25	28,334
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	5.00%	07/15/2033	160	181,404
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2035	70	74,094
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2037	10	10,437
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2038	25	25,992
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2036	210	220,401
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight Series 2025, Ref. RB	5.00%	01/15/2031	10	11,381
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2031	40	46,132
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2031	15	17,254
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023, Ref. RB	5.00%	12/01/2031	10	11,591
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Four Series 2021, Ref. RB	5.00%	07/15/2031	100	115,024
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2034	45	47,966
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2040	65	66,950
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2041	65	66,601
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2031	65	72,711
New York & New Jersey (States of) Port Authority, Two Hundred Twenty-Fourth Series 2021, Ref. RB	4.00%	07/15/2039	155	160,540
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2033	105	117,716
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2034	120	134,154
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2033	205	229,827
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2035	135	150,359
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2031	320	356,148
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2031	255	285,206
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2031	300	333,888
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2031	360	400,666
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2033	185	208,546
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2034	10	10,598
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2036	210	233,456
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2038	55	56,794
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2039	5	5,135
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	380	394,649
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2036	25	27,657
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2037	235	258,415
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2038	10	10,322
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2039	165	179,724
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2040	290	296,311
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	$165	$ 176,490
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2043	45	47,774
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	445	468,694
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2050	40	41,164
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2031	140	158,326
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2031	285	324,361
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2034	120	134,154
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2031	330	375,576
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2031	20	22,762
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2031	10	11,381
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2031	90	102,430
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2031	200	227,622
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2031	30	34,143
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2031	30	33,873
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2031	325	367,543
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2031	30	34,143
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2031	15	17,072
New York (City of), NY, Series 2025 B-1, Ref. GO Bonds	5.00%	08/01/2031	20	22,762
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2031	95	108,120
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2031	65	74,207
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2031	65	73,626
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2031	210	239,380
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2031	225	253,628
New York (City of), NY Educational Construction Fund, Series 2021 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	04/01/2052	250	256,176
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2031	50	55,566
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2031	280	320,448
New York (City of), NY Municipal Water Finance Authority, Series 2020, RB	5.00%	06/15/2031	140	158,166
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	420	438,402
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	4.00%	06/15/2039	30	31,262
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	350	373,972
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	195	202,417
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2031	335	383,394
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	4.00%	06/15/2036	35	36,907
New York (City of), NY Municipal Water Finance Authority, Series 2021, Ref. RB	5.00%	06/15/2033	25	28,344
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	5.00%	06/15/2052	340	352,883
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2035	210	237,963
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2031	115	131,613
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2031	35	40,056
New York (City of), NY Transitional Finance Authority, Series 2010 G-5, RB	5.00%	05/01/2031	60	67,126
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2031	125	139,847
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	08/01/2031	25	27,794
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2031	180	201,093
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2031	30	34,336
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2033	165	187,205
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2034	300	338,612
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2035	15	15,915
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2037	30	31,397
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2038	40	41,248
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2034	95	106,840
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2035	170	190,078
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2037	60	62,711
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2038	65	67,023
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2039	30	30,766
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2035	195	216,573
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2036	215	237,379
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2037	85	93,170
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2038	$110	$ 113,328
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2039	70	71,748
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2031	280	316,415
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2032	240	270,666
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2033	125	140,428
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2034	205	229,204
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2036	15	15,728
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2037	60	62,565
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2038	20	20,573
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	4.00%	11/01/2035	10	10,560
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2031	145	165,184
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2031	135	154,513
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2031	90	103,008
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2031	235	268,966
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2031	40	45,350
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2031	20	22,675
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2031	210	238,087
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2031	35	39,681
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2031	15	17,006
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2031	220	249,425
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2031	85	97,286
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2031	15	17,168
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2031	5	5,723
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2031	145	165,958
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2031	125	143,067
New York (City of), NY Transitional Finance Authority, Subseries 2010 F-5, RB	5.00%	02/01/2031	165	186,157
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2031	175	201,196
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2034	245	259,635
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2035	225	236,898
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2037	25	25,805
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1A, Ref. RB	5.00%	07/15/2033	215	244,693
New York (City of), NY Transitional Finance Authority, Subseries 2022 S-1A, Ref. RB	5.00%	07/15/2031	175	201,196
New York (City of), NY Transitional Finance Authority, Subseries 2024 A-1, Ref. RB	5.00%	11/01/2031	270	309,025
New York (City of), NY Transitional Finance Authority, Subseries 2024 D-1, Ref. RB	5.00%	11/01/2031	45	51,504
New York (City of), NY Trust for Cultural Resources (The), Series 2021, Ref. RB	5.00%	07/01/2031	45	51,231
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2031	315	353,444
New York (State of), Series 2023 C, Ref. GO Bonds	5.00%	03/15/2031	15	17,187
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	07/01/2031	275	315,611
New York (State of) Dormitory Authority, Series 2020 A-2, Ref. RB	5.00%	07/01/2031	110	124,172
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2031	215	237,906
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2031	405	461,140
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2033	230	257,889
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2034	30	31,679
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2034	210	234,610
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2035	440	488,895
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2036	220	243,272
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2037	10	10,326
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2038	10	10,270
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2039	50	51,157
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2044	50	52,616
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2049	110	113,295
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2031	235	267,575
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2031	125	142,327
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2031	120	134,609
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2034	165	186,843
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2036	175	196,153
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2037	465	518,137
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.25%	10/01/2050	$60	$ 63,176
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2031	360	409,902
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2031	155	176,724
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2031	220	254,283
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2035	165	185,834
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2038	75	83,013
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2031	5	5,740
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2031	15	17,102
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	10/01/2031	50	57,992
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2031	110	127,141
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2031	310	352,971
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2031	65	74,110
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2031	115	130,941
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2031	50	56,931
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2031	40	46,233
New York (State of) Dormitory Authority (Bidding Group 2), Series 2020 A, Ref. RB	5.00%	03/15/2031	210	235,458
New York (State of) Dormitory Authority (Fordham University), Series 2021 A, Ref. RB	4.00%	07/01/2037	30	31,102
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2040	45	45,844
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	110	113,679
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2031	5	5,692
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2031	20	22,612
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023 B, RB	5.00%	07/01/2031	45	51,377
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2031	50	58,198
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2031	140	162,626
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2033	20	22,915
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2034	130	148,218
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2035	25	28,344
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2037	40	41,599
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2038	40	41,364
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2039	5	5,146
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2031	20	23,232
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2031	165	187,533
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2035	5	5,571
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	4.00%	03/15/2038	20	20,503
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2033	15	16,924
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2034	45	50,574
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2035	60	67,186
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	4.00%	01/01/2036	35	37,194
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	4.00%	01/01/2040	50	51,463
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2031	55	62,598
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2031	15	17,072
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2031	45	51,146
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2031	150	170,485
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2036	70	72,720
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2037	5	5,163
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2038	30	31,308
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	5.00%	03/15/2033	5	5,614
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	5.00%	03/15/2034	95	106,276
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2039	80	81,517
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2031	55	63,034
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2031	200	229,215
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2031	65	74,495
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2031	40	44,518
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2031	$195	$ 219,628
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2031	5	5,693
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2031	55	63,264
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2031	15	17,072
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2031	10	11,381
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2036	210	235,289
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	4.00%	03/15/2038	10	10,330
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	4.00%	03/15/2039	160	164,360
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2031	90	102,476
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2031	50	55,490
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2031	275	317,198
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	1,200	1,245,706
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2037	75	83,523
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2038	185	205,112
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2039	185	204,465
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2040	50	55,019
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2041	55	60,207
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	4.00%	05/15/2034	215	232,368
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	4.00%	05/15/2035	145	155,688
Triborough Bridge & Tunnel Authority, Series 2023 B, Ref. RB	5.00%	11/15/2031	15	17,302
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2031	105	121,112
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2031	5	5,784
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2046	175	183,705
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.00%	05/15/2031	190	216,222
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	545	564,092
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	80	82,466
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	225	234,302
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-2, Ref. RB	3.00%	05/15/2033	60	61,016
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2031	220	251,587
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	4.00%	11/15/2031	120	131,867
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2031	85	98,191
				34,996,124
North Carolina-1.15%
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2031	105	117,493
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2031	100	114,441
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2031	30	33,669
Guildford (City of), NC, Series 2025, GO Bonds	5.00%	03/01/2031	130	147,836
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2031	100	114,882
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2031	325	363,012
North Carolina (State of), Series 2021 A, Ref. RB	5.00%	05/01/2031	60	68,402
North Carolina (State of), Series 2021, RB	5.00%	03/01/2031	35	39,713
North Carolina (State of), Series 2021, RB	5.00%	03/01/2033	35	39,307
North Carolina (State of), Series 2021, RB	4.00%	03/01/2035	20	21,174
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2031	40	45,601
North Carolina (State of), Series 2025 A, RB	5.00%	05/01/2031	25	28,501
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2031	305	339,282
North Carolina (State of) Medical Care Commission, Series 2021 A, RB	4.00%	02/01/2036	5	5,211
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2031	90	103,104
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2031	145	164,672
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2033	15	16,048
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2034	15	15,997
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2031	155	176,950
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2031	60	68,963
				2,024,258
Ohio-2.94%
American Municipal Power, Inc. (AMP Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2034	30	33,265
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
American Municipal Power, Inc. (AMP Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2038	$5	$ 5,158
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2031	40	44,864
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2033	150	167,069
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2035	45	49,634
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2036	100	104,445
Brunswick City School District, Series 2023, GO Bonds, (INS - BAM)(a)	5.25%	12/01/2053	10	10,514
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(a)	5.25%	12/01/2031	60	69,722
Cleveland (City of), OH, Series 2025 A, Ref. RB	5.00%	01/01/2031	5	5,598
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2031	55	61,731
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2031	165	188,745
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2031	55	62,915
Hilliard (City of), OH, Series 2022, RB	5.00%	12/01/2058	50	51,402
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2041	10	9,993
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2031	30	34,483
Ohio (State of), Series 2021 A, GO Bonds	5.00%	05/01/2037	20	22,157
Ohio (State of), Series 2021 A, GO Bonds	4.00%	06/15/2037	10	10,499
Ohio (State of), Series 2021 A, GO Bonds	5.00%	05/01/2040	130	141,956
Ohio (State of), Series 2021 A, GO Bonds	5.00%	06/15/2041	240	260,711
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2031	95	108,847
Ohio (State of), Series 2021 C, Ref. GO Bonds	5.00%	03/15/2031	130	147,488
Ohio (State of), Series 2021, RB	5.00%	02/01/2031	175	197,788
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2031	50	57,245
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2031	5	5,701
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	09/15/2031	45	51,559
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2031	145	166,540
Ohio (State of) Turnpike & Infrastructure Commission, Series 2013 A-4, RB	5.70%	02/15/2034	130	149,517
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	380	400,806
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	170	176,952
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2031	195	220,074
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2013, RB	5.80%	02/15/2036	55	62,970
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2035	170	190,571
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2037	185	205,017
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2038	245	270,152
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	12/01/2036	40	44,558
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	12/01/2039	25	27,450
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	170	179,927
Ohio (State of) Water Development Authority, Series 2024 A, GO Bonds	5.00%	06/01/2031	40	45,721
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 B, Ref. RB	5.00%	12/01/2031	50	57,723
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 E, RB	5.00%	12/01/2031	75	86,584
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2038	60	66,700
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2039	5	5,212
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2040	145	159,583
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2041	15	15,442
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2046	115	121,733
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2031	80	92,356
Ohio State University (The), Series 2021, RB	5.00%	12/01/2035	20	22,512
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2033	45	51,188
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2034	100	113,303
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2036	160	178,959
Ohio State University (The) (Green Bonds), Series 2021, RB	4.00%	12/01/2037	5	5,220
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio State University (The) (Green Bonds), Series 2021, RB	4.00%	12/01/2038	$15	$ 15,571
Tipp (City of), Ohio Exempted Village School District, Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	11/01/2054	115	119,330
				5,155,160
Oklahoma-0.26%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.00%	09/01/2031	10	11,212
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2031	100	105,585
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2031	175	196,599
Oklahoma (State of) Water Resources Board, Series 2024 B, RB	4.38%	10/01/2054	5	5,002
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2021, RB	5.00%	04/01/2051	95	98,297
Payne (County of), OK Economic Development Authority (Stillwater Public Schools), Series 2024, RB, (INS - BAM)(a)	5.00%	09/01/2031	20	22,490
University of Oklahoma (The), Series 2021 A, RB, (INS - AGI)(a)	5.00%	07/01/2046	10	10,503
				449,688
Oregon-0.29%
Oregon (State of), Series 2021, GO Bonds	5.00%	05/01/2036	35	39,154
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2031	70	79,765
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2031	245	279,180
Oregon (State of) (Q State), Series 2021 A, GO Bonds	5.00%	05/01/2035	50	56,192
Oregon (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	11/15/2031	45	51,775
				506,066
Pennsylvania-3.00%
Lancaster School District, Series 2023, GO Bonds, (INS - BAM)(a)	4.00%	04/01/2040	65	66,345
Pennsbury School District, Series 2023, GO Bonds	5.00%	08/01/2043	45	48,191
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	3.00%	01/01/2031	335	336,100
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2031	75	83,339
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2031	65	73,476
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	4.00%	05/15/2033	350	375,856
Pennsylvania (Commonwealth of), First Series 2023 A, Ref. GO Bonds	5.00%	09/01/2031	80	90,927
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2031	120	136,390
Pennsylvania (Commonwealth of), First Series 2024 C, GO Bonds	5.00%	08/15/2031	25	28,391
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2031	160	182,125
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2031	75	85,174
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2023 A-1, RB	5.00%	05/15/2031	340	378,683
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2025 B, Ref. RB	5.00%	03/15/2031	5	5,627
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	175	185,441
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2046	125	131,791
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	305	319,039
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2040	15	15,380
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2041	470	482,062
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2037	65	71,992
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	4.00%	12/01/2039	40	40,765
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	4.00%	12/01/2041	10	10,165
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	175	183,224
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	470	495,584
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2051	100	103,476
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	145	152,497
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 A, Ref. RB	5.00%	12/01/2031	65	74,321
Philadelphia (City of), PA, Series 2021 A, GO Bonds	5.00%	05/01/2035	55	61,198
Philadelphia (City of), PA, Series 2021 A, GO Bonds	5.00%	05/01/2036	115	127,219
Philadelphia (City of), PA, Series 2021 A, GO Bonds	4.00%	05/01/2037	40	41,656
Philadelphia (City of), PA, Series 2021 A, GO Bonds	4.00%	05/01/2039	110	113,321
Philadelphia (City of), PA, Series 2021 C, RB	5.00%	10/01/2046	360	378,061
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2031	95	108,291
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2031	105	119,329
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2031	$20	$ 22,694
Philadelphia School District (The), Series 2021 A, GO Bonds	4.00%	09/01/2039	40	40,990
Philadelphia School District (The), Series 2021 A, GO Bonds	4.00%	09/01/2041	30	30,424
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2031	55	62,695
				5,262,239
Rhode Island-0.06%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2031	95	104,836
South Carolina-0.83%
Lexington & Richland School District No. 5, Series 2021 B, Ref. GO Bonds	4.00%	03/01/2031	15	16,239
Piedmont Municipal Power Agency, Series 2021 D, Ref. RB	4.00%	01/01/2033	40	41,583
SCAGO Educational Facilities Corp for Pickens School District, Series 2025, Ref. RB	5.00%	12/01/2031	30	34,260
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2031	260	293,449
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2031	10	11,160
South Carolina (State of) Public Service Authority, Series 2021 A, Ref. RB	4.00%	12/01/2034	15	15,841
South Carolina (State of) Public Service Authority, Series 2021 A, Ref. RB	4.00%	12/01/2036	5	5,217
South Carolina (State of) Public Service Authority, Series 2021 B, RB	4.00%	12/01/2039	350	358,138
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2040	20	21,704
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2043	45	48,074
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2031	85	96,992
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 A, Ref. RB	4.00%	10/01/2033	170	182,606
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2031	40	45,892
South Carolina (State of) Transportation Infrastructure Bank, Series 2024 A, Ref. RB	4.00%	10/01/2031	95	103,142
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	175	185,609
				1,459,906
South Dakota-0.20%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.00%	07/01/2031	310	346,588
Tennessee-0.49%
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	115	120,934
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 A, Ref. RB	5.00%	07/01/2031	230	255,730
Memphis (City of), TN, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2047	60	62,863
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	150	157,177
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2031	65	70,221
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2031	30	33,923
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 A, RB	5.00%	07/01/2031	140	155,985
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2031	5	5,705
				862,538
Texas-7.65%
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	5	5,633
Austin (City of), TX, Series 2021, Ref. RB	5.00%	11/15/2046	160	168,720
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2031	80	91,795
Austin Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2036	65	68,316
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	155	176,916
Bexar (County of), TX, Series 2022 B, Ctfs. of Obligations	4.75%	06/15/2048	20	20,544
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2031	155	177,134
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	5.00%	08/15/2031	110	125,708
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	4.00%	08/15/2035	25	26,614
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2031	325	371,411
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2031	70	79,996
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2031	80	91,424
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	$205	$ 212,984
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2037	155	160,980
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2038	35	36,155
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2039	10	10,283
Clear Creek Independent School District, Series 2013 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	125	141,136
Clear Creek Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	135	152,427
Comal Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2036	105	110,742
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	235	265,571
Cypress-Fairbanks Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2037	35	36,597
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	50	56,580
Dallas & Fort Worth (Cities of), TX, Series 2023 B, Ref. RB	5.00%	11/01/2031	25	28,571
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2031	85	94,989
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2031	70	78,226
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2031	100	114,282
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2031	60	68,569
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2031	105	118,543
Dallas (City of), TX, Series 2024 A, Ctfs. Of Obligations	5.00%	02/15/2031	220	248,376
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2031	30	33,869
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2031	95	110,312
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2031	100	112,798
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	145	165,786
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2046	170	177,941
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2052	60	61,933
Frisco Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	110	124,145
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	105	118,607
Georgetown (City of), TX, Series 2022, RB, (INS - AGI)(a)	5.00%	08/15/2042	130	138,649
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2031	55	62,612
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2047	10	10,506
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2031	85	96,951
Harris (County of), TX, Series 2024 A, Ref. GO Bonds	5.00%	09/15/2031	20	22,802
Harris (County of), TX, Series 2025 A, Ref. GO Bonds	5.00%	09/15/2031	30	34,203
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2031	35	39,079
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2031	95	107,084
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2024, Ref. RB	5.00%	10/01/2031	440	500,356
Highland Park Independent School District/Dallas County, Series 2024, Ref. GO Bonds	5.00%	02/15/2031	60	67,835
Houston (City of), TX, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2031	195	221,685
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2031	30	34,371
Houston Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	5	5,640
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	20	22,735
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	40	45,502
Lamar Consolidated Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	75	84,531
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	60	68,568
Lower Colorado River Authority, Series 2022, Ref. RB	5.00%	05/15/2041	35	37,687
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2033	100	112,478
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2034	140	156,770
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2035	30	33,435
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2036	155	171,741
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	4.00%	05/15/2037	$10	$ 10,424
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021 A, RB	5.00%	05/15/2046	305	320,680
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, RB	5.00%	05/15/2051	110	113,856
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2036	145	160,291
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2037	220	241,709
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2038	80	87,390
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2040	15	16,218
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2042	50	53,614
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2043	50	53,366
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2047	120	125,477
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	140	158,072
North Texas Municipal Water District, Series 2021 A, Ref. RB	4.00%	09/01/2031	55	58,969
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2031	120	136,851
North Texas Tollway Authority, Series 2021 B, RB	5.00%	01/01/2031	115	129,359
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2033	15	15,843
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2034	130	136,667
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2035	10	10,463
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2038	25	25,680
North Texas Tollway Authority, Series 2023 B, Ref. RB	5.00%	01/01/2031	395	444,320
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2031	90	101,238
North Texas Tollway Authority, Series 2025 A, Ref. RB	5.00%	01/01/2031	150	168,729
North Texas Tollway Authority, Series 2025, Ref. RB	5.00%	01/01/2031	20	22,497
Pearland Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	40	45,184
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2031	140	159,612
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2031	160	181,982
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2031	115	131,110
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2031	85	96,907
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2031	65	73,319
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	10	11,291
Rockwall Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	190	198,172
Sabine-Neches Navigation District (Sabine-Neches Waterway), Series 2022, GO Bonds	5.25%	02/15/2052	265	277,012
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2038	30	32,748
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2039	185	200,972
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2040	160	172,947
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2041	125	134,461
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	210	220,155
San Antonio (City of), TX, Series 2021 A, Ref. RB	5.00%	05/15/2046	115	120,912
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2031	55	62,158
San Antonio (City of), TX, Series 2025 B, Ref. RB	5.00%	02/01/2031	20	22,603
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2031	5	5,634
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2031	65	73,382
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2031	50	56,728
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2031	140	160,369
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2031	50	57,337
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2031	205	232,636
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2031	260	293,990
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2031	110	122,881
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2031	215	245,753
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2033	80	90,702
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2034	255	287,963
Texas (State of) Water Development Board, Series 2021, RB	4.00%	08/01/2035	35	37,197
Texas (State of) Water Development Board, Series 2021, RB	4.00%	08/01/2036	105	110,779
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2031	95	109,020
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2031	90	102,446
Texas State University Board of Regents, Series 2024 A, RB	5.00%	02/15/2031	35	39,378
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2031	60	67,674
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas Water Development Board, Series 2025, RB	5.00%	10/15/2031	$10	$ 11,476
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2031	135	137,604
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2031	40	45,103
Williamson (County of), TX, Series 2024, GO Notes	5.00%	02/15/2031	60	67,709
				13,408,852
Utah-1.82%
Granite School District Board of Education, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/01/2031	120	136,843
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2031	50	56,735
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2034	70	78,589
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2035	115	128,405
Intermountain Power Agency, Series 2022 A, Ref. RB	4.00%	07/01/2036	85	90,201
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2037	75	82,880
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2038	95	104,498
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2039	200	219,038
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2040	425	463,449
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2041	200	216,718
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2042	120	129,273
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2043	25	26,739
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	320	339,779
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	545	574,639
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2031	65	73,755
Jordan Valley Water Conservancy District, Series 2024 A, RB	5.00%	10/01/2054	5	5,191
Salt Lake City (City of), UT, Series 2021 B, RB	5.00%	07/01/2046	110	115,111
University of Utah (The) (Green Bonds), Series 2022 A, RB	5.00%	08/01/2046	80	84,088
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2031	150	170,716
Utah (State of) Transit Authority, Series 2007 A, Ref. RB, (INS - NATL)(a)	5.00%	06/15/2031	70	78,314
Utah Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2031	10	11,506
				3,186,467
Virginia-1.16%
Fairfax (County of), VA, Series 2021 A, RB	5.00%	07/15/2046	10	10,552
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2031	30	32,851
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2031	80	91,965
Norfolk (City of), VA, Series 2021 A, GO Bonds	5.00%	03/01/2033	255	287,661
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2031	120	135,686
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022, RB	5.00%	02/01/2031	170	192,222
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2021 A, RB	4.00%	02/01/2033	30	31,962
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 A, RB	5.00%	02/01/2031	130	146,993
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 B, Ref. RB	5.00%	02/01/2031	185	209,182
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2021, RB	4.00%	02/01/2034	20	21,155
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2021, RB	4.00%	02/01/2037	45	46,616
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2031	20	22,614
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2031	155	177,256
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2033	230	261,092
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2034	35	37,424
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2036	80	84,210
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2038	20	20,734
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2031	65	74,333
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) Transportation Board (I-81 Regional Corridor), Series 2021, RB	5.00%	05/15/2057	$120	$ 124,491
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2031	20	22,797
				2,031,796
Washington-4.97%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2031	165	189,986
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2033	190	216,000
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2034	150	169,898
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2035	40	45,063
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2036	70	78,368
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	4.00%	11/01/2040	90	92,553
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2043	80	86,136
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2031	125	142,646
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2040	310	340,279
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	335	365,055
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	4.00%	07/01/2042	25	25,572
Energy Northwest (No. 3), Series 2024 A, Ref. RB	5.00%	07/01/2031	15	17,118
Energy Northwest (No. 3), Series 2025 A, Ref. RB	5.00%	07/01/2031	35	39,941
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2031	130	146,744
Pierce County School District No. 403 Bethel, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2039	70	72,410
Seattle (City of), WA, Series 2021 A, Ref. RB	4.00%	07/01/2041	10	10,262
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2031	110	125,433
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2046	250	263,320
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2051	20	20,783
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	50	57,460
Spokane County School District No. 81, Series 2012, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2031	75	75,003
Spokane County School District No. 81, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2039	60	61,865
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	170	178,515
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2031	255	282,649
Washington (State of), Series 2021 A, GO Bonds	5.00%	08/01/2033	65	73,767
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2038	80	88,228
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2039	70	76,878
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2041	80	87,084
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2042	65	70,340
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2044	50	53,294
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2045	160	169,447
Washington (State of), Series 2021 F, GO Bonds	5.00%	06/01/2045	105	111,566
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2031	85	94,903
Washington (State of), Series 2024 R-2025B, Ref. GO Bonds	5.00%	07/01/2031	105	119,936
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2031	60	68,405
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2031	35	40,045
Washington (State of), Series 2025 A, Ref. GO Bonds	5.00%	07/01/2031	5	5,700
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2031	30	34,324
Washington (State of), Series R-2021C, Ref. GO Bonds	5.00%	08/01/2031	35	40,045
Washington (State of), Series R-2021C, Ref. GO Bonds	4.00%	08/01/2035	55	58,429
Washington (State of), Series R-2021C, Ref. GO Bonds	4.00%	08/01/2036	60	63,337
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2031	60	68,535
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2031	90	102,972
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2031	40	44,809
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2031	290	331,800
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2034	155	175,492
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2035	105	118,361
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2036	165	185,054
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2037	245	273,296
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2038	$115	$ 127,650
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2039	30	33,153
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2031	65	73,626
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2033	320	359,490
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2034	60	67,371
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2035	240	268,551
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2036	185	206,057
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2037	140	155,149
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2031	65	74,369
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2031	190	215,215
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2031	100	113,271
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2031	85	97,252
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2031	65	73,626
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2040	175	192,379
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2042	15	16,325
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2044	15	16,084
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2045	130	138,394
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2031	150	171,621
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2041	270	296,339
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2043	145	156,660
Washington (State of) Health Care Facilities Authority, Series 2025 A, Ref. RB	5.00%	08/15/2031	15	16,693
Whatcom (County of), WA Bellingham School District No. 501, Series 2021, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2037	185	192,026
				8,720,407
West Virginia-0.09%
West Virginia (State of) Parkways Authority, Series 2021, RB	5.00%	06/01/2047	155	162,136
Wisconsin-0.90%
Pleasant Prairie (Village of), WI, Series 2023 A, GO Bonds	4.00%	08/01/2033	85	91,460
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2031	175	194,826
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2031	205	228,225
Wisconsin (State of), Series 2022 A, GO Bonds	5.00%	05/01/2036	65	72,448
Wisconsin (State of), Series 2022-4, Ref. GO Bonds	5.00%	05/01/2031	210	239,076
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2031	100	113,846
Wisconsin (State of), Series 2024-2, Ref. GO Bonds	5.00%	05/01/2031	85	96,769
Wisconsin (State of), Series 2025-3, GO Bonds	5.00%	05/01/2031	110	125,231
Wisconsin (State of) Department of Transportation, Series 2023-1, Ref. RB	5.00%	07/01/2031	170	194,182
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2031	190	217,027
				1,573,090
TOTAL INVESTMENTS IN SECURITIES(d)-98.92% (Cost $169,604,174)				173,465,059
OTHER ASSETS LESS LIABILITIES-1.08%				1,898,222
NET ASSETS-100.00%				$175,363,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2026
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)
February 28, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.88%
Alabama-0.66%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2032	$10	$ 11,481
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2034	40	45,532
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2035	160	181,137
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2036	10	11,247
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2037	115	128,353
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2042	145	156,819
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2047	210	221,944
Auburn University, Series 2025 B, Ref. RB	5.00%	06/01/2032	25	28,902
Cooper Green Mercy Health Services Authority, Series 2022, RB	5.25%	09/01/2047	35	36,763
Cooper Green Mercy Health Services Authority, Series 2022, RB	5.25%	09/01/2052	145	149,990
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.00%	10/01/2032	100	114,195
				1,086,363
Alaska-0.03%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2032	40	46,415
Arizona-0.63%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2032	50	58,039
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2023, RB	5.25%	11/01/2048	35	36,564
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2032	20	23,217
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2034	50	57,532
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2035	10	11,446
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2036	165	187,558
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2038	115	129,150
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2041	25	25,718
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2032	90	101,819
Maricopa County Unified School District No. 60 Higley, Series 2023, Ref. COP, (INS - AGI)(a)	5.00%	06/01/2053	25	25,669
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025 B, GO Bonds	5.00%	07/01/2032	20	23,267
Mesa (City of), AZ, Series 2022 A, RB, (INS - BAM)(a)	5.00%	07/01/2046	5	5,273
Queen Creek (Town of ), AZ, Series 2022, RB	5.00%	08/01/2047	5	5,257
Salt River Project Agricultural Improvement & Power District, Series 2022 A, Ref. RB	5.00%	01/01/2032	220	253,610
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2032	70	80,694
University of Arizona Board of Regents, Series 2025, Ref. RB	5.00%	07/01/2032	15	17,383
				1,042,196
Arkansas-0.20%
Beaver Water District of Benton & Washington Counties, Series 2025, RB	4.88%	04/15/2050	60	62,326
Beaver Water District of Benton & Washington Counties, Series 2025, RB	5.00%	04/15/2055	30	31,249
Fayetteville (City of), AR, Series 2022, RB	2.88%	11/01/2032	15	15,031
University of Arkansas, Series 2022 A, RB	5.00%	04/01/2047	50	52,471
University of Arkansas (Fayetteville Campus), Series 2022 A, RB	5.00%	11/01/2047	40	41,935
University of Arkansas (Fayetteville Campus), Series 2022 A, RB	5.25%	11/01/2052	125	131,310
				334,322
California-15.79%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 C, RB, (INS - AGI)(a)	5.00%	10/01/2052	250	259,542
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	30	32,401
Alhambra Unified School District (Election of 2016), Series 2022 B, GO Bonds	5.25%	08/01/2047	295	319,034
Alisal Union School District, Series 2022 B, GO Bonds	4.25%	08/01/2054	25	24,695
Alum Rock Union Elementary School District (Election of 2016), Series 2022 A, Ref. GO Bonds	5.25%	08/01/2047	20	21,413
Bay Area Toll Authority, Series 2024, Ref. RB	5.00%	04/01/2032	80	94,686
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2040	120	135,518
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2041	95	106,475
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2042	80	89,018
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2043	80	88,224
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2044	$30	$ 32,806
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2045	50	54,197
Brentwood Union School District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2052	165	175,033
California (State of), Series 2007, Ref. GO Bonds, (INS - AGI)(a)	5.25%	08/01/2032	310	361,097
California (State of), Series 2016, Ref. GO Bonds	2.50%	09/01/2032	110	108,806
California (State of), Series 2016, Ref. GO Bonds	3.00%	09/01/2032	185	185,242
California (State of), Series 2018, GO Bonds	3.00%	10/01/2032	170	170,019
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	375	437,492
California (State of), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2032	55	63,326
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2032	90	103,468
California (State of), Series 2022, GO Bonds	5.00%	04/01/2032	155	180,830
California (State of), Series 2022, GO Bonds	5.00%	09/01/2032	245	287,891
California (State of), Series 2022, GO Bonds	5.00%	09/01/2034	160	186,777
California (State of), Series 2022, GO Bonds	5.00%	09/01/2035	185	214,822
California (State of), Series 2022, GO Bonds	5.00%	09/01/2036	55	63,432
California (State of), Series 2022, GO Bonds	5.00%	09/01/2039	100	113,076
California (State of), Series 2022, GO Bonds	5.00%	04/01/2047	10	10,676
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	165	179,394
California (State of), Series 2022, GO Bonds	5.00%	09/01/2052	220	232,486
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2032	280	329,922
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	330	380,995
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2035	540	627,047
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2036	60	69,199
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2037	40	45,593
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2037	185	212,363
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	250	276,424
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	175	194,647
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	475	529,542
California (State of), Series 2023, GO Bonds	5.00%	10/01/2032	40	47,067
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2032	165	193,886
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2032	10	11,751
California (State of), Series 2024, GO Bonds	5.00%	09/01/2032	25	29,377
California (State of), Series 2024, GO Bonds	5.00%	09/01/2032	10	11,751
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2032	170	199,478
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2032	15	17,601
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2032	205	240,889
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2032	70	81,545
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2032	15	17,591
California (State of) Department of Water Resources, Series 2022, Ref. RB	5.00%	12/01/2035	5	5,908
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2032	210	252,605
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2034	15	17,879
California (State of) Educational Facilities Authority (Stanford University), Series 2012 U-2, Ref. RB	5.00%	10/01/2032	170	203,499
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2032	40	47,491
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2032	50	59,955
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2034	20	23,800
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2035	60	71,025
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2036	30	35,259
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2040	5	5,263
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2042	15	15,576
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2043	30	30,894
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2047	$370	$ 395,455
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	100	105,338
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts), Series 2024, Ref. RB	5.00%	01/01/2032	10	11,445
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGI)(a)	5.25%	11/01/2052	50	51,011
California (State of) Public Works Board (Green Bonds), Series 2022 D, RB	4.00%	05/01/2043	20	20,449
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2032	25	28,766
California (State of) Public Works Board (Various Capital), Series 2022 C, Ref. RB	5.00%	08/01/2032	10	11,506
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2035	340	396,534
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2036	150	173,693
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2032	90	106,055
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2032	125	147,918
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2034	25	29,328
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2037	20	23,020
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2032	20	23,568
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2022 A, RB, (INS - AGI)(a)	5.25%	08/15/2052	205	210,183
California (State of) Statewide Communities Development Authority (Sequoia Living), Series 2025 A, Ref. RB, (INS - Cal-Mortgage)(a)	5.00%	07/01/2055	100	105,466
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	5.25%	08/01/2052	115	122,660
Coachella Valley Water District, Series 2022 A, COP	5.00%	08/01/2047	50	53,368
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2032	30	33,031
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2032	15	17,880
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2032	5	5,960
East Bay Municipal Utility District (Green Bonds), Series 2022 A, RB	5.00%	06/01/2036	20	23,409
East Bay Municipal Utility District (Green Bonds), Series 2022 A, RB	5.00%	06/01/2038	40	46,099
Gavilan Joint Community College District, Series 2024 C, GO Bonds	5.00%	08/01/2048	20	21,102
Indio Finance Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.25%	11/01/2042	100	112,158
Indio Finance Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.25%	11/01/2052	120	127,770
Kern Community College District, Series 2022 D, GO Bonds	5.25%	08/01/2038	85	99,178
Kern Community College District, Series 2022 D, GO Bonds	5.25%	08/01/2039	10	11,551
Kern Community College District, Series 2022 D, GO Bonds	5.25%	08/01/2040	50	57,498
Kern High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2032	55	65,445
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2032	55	65,309
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	35	37,383
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2032	140	161,083
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2034	95	108,258
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2035	5	5,661
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2036	20	22,543
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2037	65	72,746
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2039	130	143,616
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2040	10	10,994
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2041	40	43,798
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	255	275,341
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	75	79,129
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2052	40	41,424
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2036	140	156,509
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2037	40	44,421
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2038	45	49,683
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2039	10	10,972
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2040	5	5,461
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	245	265,023
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	55	57,815
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2052	250	258,282
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2036	100	112,718
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2037	$195	$ 218,239
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2038	145	161,266
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2038	35	38,643
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2039	80	88,379
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2039	65	71,318
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	120	131,073
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	180	197,894
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	100	108,814
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	110	120,444
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	50	54,086
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	25	27,200
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	60	64,786
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	100	107,409
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2039	50	55,237
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2040	20	21,988
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2041	155	169,717
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2042	30	32,640
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2043	25	26,994
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	35	36,927
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	200	207,121
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2032	5	5,753
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2032	55	63,283
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2032	5	5,753
Los Angeles (City of), CA Department of Water & Power, Series 2025 B, Ref. RB	5.00%	07/01/2032	10	11,506
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2032	65	75,536
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2032	75	89,009
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2032	10	11,913
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2032	10	11,959
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2032	15	17,929
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2035	15	17,633
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2036	165	192,450
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2037	105	121,525
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2032	115	115,070
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2032	85	99,684
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2033	65	76,041
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2034	70	81,565
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2035	50	57,964
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2036	80	86,274
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2038	15	15,905
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2039	10	10,525
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2040	10	10,444
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2032	205	243,277
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2032	30	35,601
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2032	35	41,789
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2036	50	58,562
Metropolitan Water District of Southern California, Series 2024 A, Ref. RB	5.00%	04/01/2032	15	17,820
Moreno Valley Unified School District (Election of 2014), Series 2023 D, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2052	10	10,591
Northern California Power Agency (Hydroelectric No. 1), Series 2022, Ref. RB	5.00%	07/01/2032	60	71,242
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2032	25	28,841
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	205	217,487
Peralta Community College District, Series 2022 B, GO Bonds	5.25%	08/01/2042	220	247,722
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2034	100	116,683
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2037	195	222,701
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2038	100	113,612
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2039	275	310,865
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2040	75	84,301
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	30	33,502
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	$225	$ 249,683
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2043	300	305,395
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	785	835,088
Regents of the University of California Medical Center, Series 2022, RB	5.00%	05/15/2035	80	92,911
Regents of the University of California Medical Center, Series 2022, RB	5.00%	05/15/2036	5	5,755
Riverside (City of), CA, Series 2022 A, RB	5.00%	10/01/2052	10	10,520
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2032	20	23,981
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2032	150	180,116
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2032	35	41,825
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	20	21,479
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	200	210,213
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2032	5	5,937
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	105	112,049
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2032	5	5,773
San Diego Unified School District (Election of 2018), Series 2025 SR-5B, GO Bonds	5.00%	07/01/2032	10	11,913
San Diego Unified School District (Green Bonds), Series 2021 E-2, GO Bonds	4.00%	07/01/2032	15	16,518
San Diego Unified School District (Green Bonds), Series 2022 F-2, GO Bonds	5.00%	07/01/2042	45	50,179
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2032	10	11,877
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2032	85	100,951
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2052	535	560,387
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2032	100	115,359
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 A, RB	5.00%	11/01/2053	10	10,531
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB(b)(c)	5.00%	10/01/2032	15	17,823
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2035	5	5,906
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2032	70	83,890
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2034	15	17,825
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2036	40	46,947
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2037	35	40,714
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2038	40	46,265
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.25%	10/01/2040	10	11,562
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 B, Ref. RB(b)(c)	5.00%	10/01/2032	5	5,941
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/01/2032	250	300,076
San Francisco (City of), CA, Series 2025, Ref. RB	5.00%	11/01/2032	15	18,005
San Francisco Bay Area Rapid Transit District, Series 2025, Ref. GO Bonds	5.00%	08/01/2032	10	11,912
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.00%	08/01/2039	205	232,065
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.25%	08/01/2047	105	113,017
San Francisco Bay Area Rapid Transit District (Election of 2021), Series 2022, GO Bonds	5.00%	08/01/2040	10	11,250
San Francisco City & County Public Utilities Commission Power Revenue, Series 2023, RB	5.00%	11/01/2048	205	219,648
San Joaquin Hills Transportation Corridor Agency, Series 2021, Ref. RB	4.00%	01/15/2034	50	53,016
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	110	118,281
San Jose Unified School District, Series 2025, Ref. GO Bonds	5.00%	08/01/2032	25	29,781
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	120	129,703
San Luis Coastal Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2050	25	26,393
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2034	40	47,304
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 A, RB	5.00%	08/01/2047	60	64,218
Santa Clara Unified School District, Series 2025, GO Bonds	4.00%	07/01/2032	10	11,304
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2032	60	71,243
Santa Clarita Community College District, Series 2022, GO Bonds	5.25%	08/01/2045	30	32,871
Santa Clarita Community College District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	20	21,511
Santa Rosa High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2053	155	162,956
South Orange (County of), CA Public Financing Authority (County of Orange Sheriff-Coroner), Series 2022, RB	5.00%	06/01/2047	15	15,987
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
State Center Community College District, Series 2022 C, GO Bonds	5.00%	08/01/2047	$175	$ 187,303
Sweetwater Union High School District (Election of 2018), Series 2022 A-1, GO Bonds	5.00%	08/01/2052	50	52,029
University of California, Series 2021 Q, Ref. RB	5.00%	05/15/2032	55	62,707
University of California, Series 2022 BK, RB	5.00%	05/15/2032	325	379,143
University of California, Series 2022 BK, RB	5.00%	05/15/2052	780	817,649
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2032	40	46,613
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2034	145	167,205
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2035	60	68,904
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2036	45	51,404
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2037	10	11,330
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2038	170	191,193
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2032	125	145,824
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2032	140	163,323
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2032	135	157,490
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2032	15	17,499
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2032	30	34,998
Ventura Unified School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2046	65	69,662
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	4.25%	08/01/2044	10	10,254
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	300	321,261
				26,156,848
Colorado-3.28%
Brighton (City of), CO (Water System), Series 2022, RB	5.00%	06/01/2052	200	207,224
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2032	55	62,920
Colorado (State of), Series 2022, COP	6.00%	12/15/2038	205	245,684
Colorado (State of), Series 2022, COP	6.00%	12/15/2039	150	178,837
Colorado (State of), Series 2022, COP	6.00%	12/15/2040	200	236,837
Colorado (State of), Series 2022, COP	6.00%	12/15/2041	105	124,250
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2032	175	204,921
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2038	25	28,011
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2039	130	144,820
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.00%	11/01/2040	10	10,804
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.00%	11/01/2041	45	48,536
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	250	265,814
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2052	20	20,822
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2025 A, Ref. RB	5.00%	09/01/2032	250	282,100
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2032	80	91,973
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2047	90	94,074
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022, Ref. RB	5.00%	05/15/2052	320	330,618
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2034	45	51,133
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2035	25	28,245
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2036	245	275,073
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2037	500	557,639
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2044	5	5,328
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2045	115	121,602
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2054	5	5,148
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024, Ref. RB	5.00%	05/15/2032	15	17,245
Colorado (State of) Regional Transportation District, Series 2013 A, Ref. RB	5.00%	11/01/2032	25	29,187
Colorado (State of) Regional Transportation District, Series 2024, Ref. COP	5.00%	06/01/2032	5	5,784
Colorado School of Mines, Series 2022 B, Ref. RB, (INS - AGI)(a)	5.25%	12/01/2052	30	31,600
Colorado Springs (City of), CO, Series 2022 B, RB	5.25%	11/15/2052	70	74,049
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2032	10	11,722
Denver (City & County of), CO, Series 2022 A, GO Bonds	5.00%	08/01/2037	30	34,176
Denver (City & County of), CO, Series 2022 B, RB	5.00%	11/15/2047	10	10,543
Denver (City & County of), CO, Series 2022 B, RB	5.25%	11/15/2053	100	105,704
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.25%	11/15/2047	50	53,562
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.25%	11/15/2053	50	52,792
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2032	30	35,007
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver (City & County of), CO Board of Water Commissioners (The), Series 2022 A, RB	5.00%	12/15/2052	$250	$ 261,100
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2034	35	40,271
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2035	20	22,877
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2036	25	28,402
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2037	30	33,873
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2038	85	95,453
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2039	25	27,936
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2040	50	55,546
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2041	10	11,109
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	100	110,269
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	170	182,637
Gunnison Watershed School District No. Re 1J, Series 2023, GO Bonds	5.00%	12/01/2047	20	21,066
Park Creek Metropolitan District, Series 2024 A, RB, (INS - AGI)(a)	5.00%	12/01/2043	15	16,218
Park Creek Metropolitan District, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2038	50	55,598
Park Creek Metropolitan District, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2043	20	21,624
Parker Water & Sanitation District, Series 2012, Ref. GO Bonds	3.00%	08/01/2032	100	100,011
Pueblo (City of), CO (Green Bonds), Series 2022, COP	5.00%	07/01/2049	160	163,457
Weld County School District No. RE-4, Series 2023, GO Bonds	5.25%	12/01/2047	100	107,218
				5,438,449
Connecticut-1.40%
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2032	80	81,486
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2032	70	79,312
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2032	10	11,428
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2032	175	191,287
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2034	90	97,270
Connecticut (State of), Series 2022 B, Ref. RB	5.00%	07/01/2032	50	58,007
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2032	30	34,916
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2032	15	17,502
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2034	5	5,774
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2036	145	165,217
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2040	30	33,421
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2042	10	10,992
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2032	30	35,003
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2032	45	52,275
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2032	75	87,011
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2032	95	109,368
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2032	85	98,086
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2032	85	99,244
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	3.00%	06/01/2032	125	127,277
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2035	120	128,960
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2036	15	15,967
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2037	210	221,490
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2035	30	34,426
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2037	45	50,937
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2038	80	90,095
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2039	65	72,860
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2041	25	27,752
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB(b)	5.00%	07/01/2032	15	17,354
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2032	60	69,608
Connecticut (State of) (Transportation Infrastructure), Series 2023 A, RB(b)	5.00%	07/01/2032	10	11,570
Connecticut (State of) (Transportation Infrastructure), Series 2023 A, RB	5.00%	07/01/2032	10	11,601
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2032	30	34,804
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University), Series 2025 O, Ref. RB	5.00%	07/01/2032	35	40,182
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2022 M, Ref. RB	4.00%	07/01/2035	35	36,339
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2022, Ref. RB	4.00%	07/01/2038	$50	$ 50,843
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2024, Ref. RB	5.00%	07/01/2032	15	17,373
				2,327,037
Delaware-0.21%
Delaware (State of), Series 2021, Ref. GO Bonds	4.00%	02/01/2032	10	10,855
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2032	66	76,562
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2032	225	261,746
				349,163
District of Columbia-1.66%
District of Columbia, Series 2022 A, RB	5.00%	07/01/2032	250	290,035
District of Columbia, Series 2022 A, RB	5.00%	07/01/2034	85	97,700
District of Columbia, Series 2022 A, RB	5.00%	07/01/2035	145	165,633
District of Columbia, Series 2022 A, RB	5.00%	07/01/2036	95	107,651
District of Columbia, Series 2022 A, RB	5.00%	07/01/2037	85	95,687
District of Columbia, Series 2022 A, RB	5.00%	07/01/2039	80	88,864
District of Columbia, Series 2022 A, RB	5.00%	07/01/2040	50	55,212
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	110	121,124
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	240	262,673
District of Columbia, Series 2022 A, RB	5.00%	07/01/2047	280	294,706
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2032	65	75,892
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2034	60	69,379
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2035	15	17,216
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2036	150	170,715
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2037	50	56,531
District of Columbia, Series 2022, RB	5.00%	07/01/2038	55	61,472
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2032	60	68,848
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2032	55	63,714
District of Columbia, Series 2024 B, GO Bonds	5.00%	08/01/2032	5	5,792
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2032	60	69,851
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2032	50	57,930
District of Columbia Water & Sewer Authority, Series 2022 C1, RB	5.00%	10/01/2035	155	175,336
District of Columbia Water & Sewer Authority (Green Bonds), Series 2022 B, RB	5.00%	10/01/2047	220	231,598
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2032	45	50,893
				2,754,452
Florida-4.26%
Bay County School Board, Series 2022 A, COP, (INS - AGI)(a)	4.25%	07/01/2047	90	90,659
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2042	75	80,069
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2052	60	60,783
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022, Ref. RB	5.00%	04/01/2041	110	118,536
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022, Ref. RB	5.00%	04/01/2047	210	215,833
Broward (County of), FL, Series 2022, RB	5.00%	01/01/2047	150	157,012
Broward (County of), FL School District, Series 2022 B, COP	5.00%	07/01/2035	130	146,823
Broward (County of), FL School District, Series 2022 B, COP	5.00%	07/01/2036	95	106,631
Capital Trust Authority (UF Health), Series 2025 A, Ref. RB	5.00%	12/01/2032	210	238,997
Central Florida Expressway Authority, Series 2016 A, Ref. RB	3.00%	07/01/2032	320	320,290
Central Florida Expressway Authority, Series 2021, Ref. RB(b)(c)	5.00%	07/01/2031	55	62,824
Central Florida Expressway Authority, Series 2024 B, RB, (INS - AGI)(a)	5.00%	07/01/2032	40	46,457
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2032	110	127,516
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2032	80	92,739
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2032	295	341,975
Florida (State of) (Capital Outlay), Series 2025 A, Ref. GO Bonds	5.00%	06/01/2032	85	98,535
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Florida (State of) (Right-of-Way Acquisition), Series 2021 B, Ref. GO Bonds	5.00%	07/01/2032	$105	$ 122,286
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2047	40	42,345
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2052	100	104,042
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2032	55	55,087
Florida Development Finance Corp. (Tampa General Hospital), Series 2024, RB	5.25%	08/01/2049	75	78,069
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.00%	07/01/2053	120	124,362
Jacksonville (City of), FL, Series 2015, Ref. RB	3.25%	10/01/2032	355	355,147
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.00%	10/01/2032	100	116,134
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2032	55	63,874
JEA Electric System, Third Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2032	55	63,983
Manatee (County of), FL, Series 2022, Ref. RB	5.25%	10/01/2047	75	80,430
Miami (City of) & Dade (County of), FL School Board (The), Series 2025 A, Ref. COP	5.00%	05/01/2032	20	23,104
Miami-Dade (County of), FL, Series 2022 A, RB	5.00%	04/01/2046	100	104,849
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2043	35	37,597
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2044	15	15,986
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2045	5	5,287
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2046	10	10,500
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2047	25	26,152
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2048	195	203,242
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2049	555	576,456
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2051	50	51,760
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2052	335	346,475
Miami-Dade (County of), FL, Series 2024 B, RB	5.00%	10/01/2032	50	58,067
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2032	10	11,397
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2032	160	184,444
Orange (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2032	40	46,234
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2035	140	162,160
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2036	75	86,173
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2037	50	57,155
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2038	135	152,682
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2039	95	106,839
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2040	50	55,891
Palm Beach County School District, Series 2025 A, Ref. COP	5.00%	08/01/2032	25	28,896
Pasco (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2032	15	17,213
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2047	25	26,741
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2052	135	142,304
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2022, RB	5.00%	07/01/2052	100	102,204
Seminole (County of), FL, Series 2022, Ref. RB	5.00%	10/01/2052	75	77,472
Seminole (County of), FL, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2032	25	28,984
St. Johns (County of), FL, Series 2022, RB	5.00%	06/01/2052	250	261,740
Tallahassee (City of), FL, Series 2024, RB	5.00%	10/01/2049	60	62,360
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	100	104,867
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.25%	10/01/2057	120	126,606
Tampa Bay (City of), FL Water (Green Bonds), Series 2022, RB	5.25%	10/01/2047	40	42,810
Tampa Bay (City of), FL Water (Green Bonds), Series 2022, RB	5.00%	10/01/2052	200	208,448
				7,064,533
Georgia-2.69%
Atlanta (City of), GA, Series 2022 A, RB	5.00%	07/01/2047	150	157,744
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2039	20	22,338
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2041	20	22,103
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2042	110	120,468
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2032	15	17,452
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds(b)(c)	5.00%	12/01/2032	90	105,388
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds(b)	5.00%	12/01/2032	25	29,275
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2036	190	217,089
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2037	$15	$ 17,026
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2038	45	50,760
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2039	35	39,272
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2040	25	27,877
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, Ref. GO Bonds	5.00%	12/01/2035	30	34,523
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2032	50	58,399
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2034	40	46,302
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2035	30	34,518
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2036	65	74,273
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2037	50	56,758
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2038	105	118,513
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2039	15	16,843
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2040	105	117,204
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	10	11,133
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2052	20	20,830
Douglas (County of), GA School District, Series 2025, GO Bonds	5.00%	04/01/2032	355	411,519
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2034	110	127,298
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2035	10	11,509
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2036	55	62,887
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2032	65	75,200
Georgia (State of) (Bid Group 1), Series 2022 A, GO Bonds	5.00%	07/01/2032	50	58,360
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2032	255	291,142
Georgia (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2032	70	81,704
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2032	140	163,408
Georgia (State of) Municipal Electric Authority, Series 2021 A, Ref. RB	5.00%	01/01/2034	80	90,264
Georgia (State of) Municipal Electric Authority, Series 2021, Ref. RB	5.00%	01/01/2046	60	62,074
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2032	30	34,900
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2034	20	23,069
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2035	35	40,150
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2036	45	51,283
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2037	80	90,571
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2038	10	11,244
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2039	15	17,024
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2041	65	71,914
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2042	20	21,963
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2043	15	16,595
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2047	165	174,462
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2052	300	317,515
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2032	100	115,820
Metropolitan Atlanta Rapid Transit Authority, Series 2007 A, Ref. RB(b)	5.25%	07/01/2032	15	17,228
Metropolitan Atlanta Rapid Transit Authority, Series 2024 B, RB	5.00%	07/01/2032	95	110,640
Metropolitan Atlanta Rapid Transit Authority, Series 2025 B, Ref. RB	5.00%	07/01/2032	5	5,823
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2023 B, RB	5.00%	07/01/2032	35	40,762
Paulding (County of), GA Hospital Authority, Series 2022, Ref. RB	5.00%	04/01/2042	25	26,816
Paulding (County of), GA Hospital Authority, Series 2022, Ref. RB	5.00%	04/01/2043	15	15,938
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2032	210	243,857
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.00%	09/01/2032	105	121,929
Private Colleges & Universities Authority (Mercer University), Series 2022, Ref. RB	5.25%	10/01/2051	35	36,464
				4,457,420
Guam-0.09%
Guam (Territory of) Power Authority, Series 2022 A, Ref. RB	5.00%	10/01/2034	65	71,919
Guam (Territory of) Power Authority, Series 2022 A, Ref. RB	5.00%	10/01/2041	60	63,916
Guam (Territory of) Power Authority, Series 2022 A, Ref. RB	5.00%	10/01/2042	20	21,212
				157,047
Hawaii-0.08%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2032	135	135,013
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho-0.26%
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	$330	$ 349,301
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2032	15	17,398
Idaho State Building Authority (Schools Modernization), Series 2025, RB	5.00%	06/01/2032	50	57,994
Western (College of), ID, Series 2022, COP	5.00%	08/01/2052	5	5,121
				429,814
Illinois-5.79%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2032	125	132,971
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2048	150	158,464
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2032	205	232,951
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2032	35	40,025
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2033	30	34,159
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2034	20	22,798
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2034	20	22,666
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2035	25	28,358
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2035	275	309,691
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2036	150	169,009
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2036	85	95,030
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2037	30	33,322
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2038	20	22,220
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2038	45	49,693
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2039	20	22,043
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2039	10	10,983
Chicago (City of), IL, Series 2025 B, GO Bonds	5.00%	01/01/2032	30	32,303
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2040	15	16,412
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2041	70	76,054
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2039	35	38,590
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2032	175	199,575
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2007 C, Ref. GO Bonds	5.25%	12/01/2032	70	82,626
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2032	55	62,917
Cook (County of), IL, Series 2022 A, Ref. RB	5.00%	11/15/2042	30	32,434
Cook (County of), IL, Series 2022 A, Ref. RB	5.25%	11/15/2045	370	395,500
Cook (County of), IL, Series 2024, Ref. RB	5.00%	11/15/2042	130	140,546
Illinois (State of), Series 2016 D, Ref. RB	3.00%	06/15/2032	65	64,670
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2032	75	83,340
Illinois (State of), Series 2021 B, GO Bonds	5.00%	12/01/2032	55	61,717
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2032	80	90,542
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2034	90	100,804
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2035	165	183,767
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2036	115	127,209
Illinois (State of), Series 2022 A, GO Bonds	5.25%	03/01/2038	270	298,770
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	200	218,631
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	120	126,941
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2032	5	5,698
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2034	45	50,699
Illinois (State of), Series 2022 B, GO Bonds	5.25%	10/01/2035	170	193,282
Illinois (State of), Series 2022 B, GO Bonds	5.25%	10/01/2036	70	79,235
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2032	40	45,271
Illinois (State of), Series 2022 C, GO Bonds	5.00%	10/01/2038	10	10,937
Illinois (State of), Series 2022 C, GO Bonds	5.50%	10/01/2041	20	22,092
Illinois (State of), Series 2022 C, GO Bonds	5.25%	10/01/2046	10	10,446
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2032	225	255,160
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2032	60	68,492
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2034	35	39,269
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2035	140	156,140
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2036	150	166,108
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2037	95	104,403
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2038	90	99,457
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2039	$60	$ 65,881
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2040	95	103,590
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2041	50	53,956
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2043	60	63,792
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	200	211,003
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2032	25	28,351
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2032	10	11,363
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2034	240	269,733
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2035	145	161,935
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2036	270	299,311
Illinois (State of), Series 2024 A, RB	5.00%	06/15/2032	170	193,418
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2032	90	102,064
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2032	10	11,306
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2032	75	85,332
Illinois (State of), Series 2025 C, GO Bonds	5.25%	09/01/2032	25	28,881
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2032	190	213,305
Illinois (State of) Finance Authority (Green Bonds), Series 2025 B, RB	5.00%	07/01/2032	85	98,395
Illinois (State of) Finance Authority (Northshore - Edward-Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2038	20	21,835
Illinois (State of) Finance Authority (Northshore - Edward-Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2039	35	37,931
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2047	560	575,724
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2051	405	410,804
Illinois (State of) Finance Authority (Rush University System), Series 2025 A, Ref. RB	5.00%	11/15/2032	70	79,761
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 A, Ref. RB	5.00%	04/01/2032	140	160,145
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 B, Ref. RB	5.00%	04/01/2032	5	5,719
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2032	30	34,564
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2052	80	80,964
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2025, Ref. RB	5.00%	04/01/2032	45	51,475
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2041	30	32,826
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2043	250	269,660
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	415	437,525
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2032	40	45,922
Illinois Municipal Electric Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	02/01/2032	10	11,427
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2032	165	187,079
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2032	15	17,007
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2032	5	5,729
				9,592,133
Indiana-0.89%
Greater Clark Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	6.00%	01/15/2042	5	5,754
Indiana (State of) Finance Authority, Series 2021, Ref. RB	5.00%	10/01/2032	30	34,175
Indiana (State of) Finance Authority, Series 2022, RB	5.00%	02/01/2032	25	28,910
Indiana (State of) Finance Authority, Series 2023 B, Ref. RB	5.00%	02/01/2032	20	23,128
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2034	30	34,368
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2035	120	136,772
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2036	55	62,351
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2037	130	146,422
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2038	35	39,175
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2032	15	17,060
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2034	60	64,082
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2035	340	383,528
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2036	85	89,435
Indianapolis Local Public Improvement Bond Bank, Series 2022, RB	5.00%	01/01/2053	185	189,290
IPS Multi-School Building Corp. (Social Bonds), Series 2023, RB, (CEP - Colorado Higher Education Intercept Program)	5.25%	07/15/2041	20	21,982
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
IPS Multi-School Building Corp. (Social Bonds), Series 2023, RB, (CEP - Colorado Higher Education Intercept Program)	5.25%	07/15/2043	$40	$ 43,353
Merrillville Multi School Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2042	135	146,771
				1,466,556
Iowa-0.51%
Iowa (State of) Finance Authority (Green Bonds), Series 2022, Ref. RB	5.00%	08/01/2047	115	121,405
Iowa (State of) Finance Authority (Green Bonds), Series 2022, Ref. RB	5.00%	08/01/2052	5	5,230
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(b)(c)	5.00%	12/01/2032	615	718,057
				844,692
Kansas-0.07%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2032	35	40,780
St. Marys (City of), KS, Series 2025, Ref. RB	3.50%	04/15/2032	55	55,953
Wyandotte County Unified School District No. 203 (Piper), Series 2022 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	09/01/2052	25	26,124
				122,857
Kentucky-0.34%
Kentucky (Commonwealth of) Property & Building Commission (No. 127), Series 2022 A, RB	5.25%	06/01/2039	85	95,994
Kentucky (Commonwealth of) Property & Building Commission (No. 127), Series 2022 A, RB	5.25%	06/01/2040	55	61,750
Kentucky (Commonwealth of) Property & Building Commission (No. 127), Series 2022 A, RB	5.25%	06/01/2041	20	22,346
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2032	35	40,578
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2032	30	34,739
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2022, Ref. RB	5.00%	07/01/2032	110	124,681
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2022 A, GO Bonds	4.00%	04/01/2041	25	25,879
Scott County School District Finance Corp., Series 2022, RB, (INS - BAM)(a)	5.00%	09/01/2041	145	157,423
				563,390
Louisiana-0.50%
Louisiana (State of), Series 2024 A, RB	5.00%	05/01/2032	25	28,787
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2032	65	75,522
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2032	125	144,663
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.), Series 2007, Ref. RB	3.50%	11/01/2032	225	225,016
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2036	60	67,706
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2048	55	57,474
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2037	165	184,970
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2052	40	41,510
				825,648
Maine-0.09%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2022 C, RB, (INS - AGI)(a)	5.13%	07/01/2052	60	62,197
University of Maine System, Series 2022, RB	5.50%	03/01/2057	75	79,184
				141,381
Maryland-1.66%
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2035	150	171,892
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2036	110	125,039
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2037	25	28,232
Maryland (State of), Series 2022 A, GO Bonds	5.00%	06/01/2032	255	296,736
Maryland (State of) (Bidding Group 1), First Series 2024 A, GO Bonds	5.00%	06/01/2032	10	11,637
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2032	45	52,181
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	2.00%	08/01/2032	160	151,011
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	5.00%	08/01/2032	125	142,726
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2032	310	351,302
Maryland (State of) (Bidding Group 2), Series 2022 A, GO Bonds	5.00%	06/01/2034	275	316,807
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Department of Transportation, Series 2025 B, RB	5.00%	10/01/2032	$15	$ 17,530
Maryland (State of) Health & Higher Educational Facilities Authority (John Hopkins Health), Series 2025, Ref. RB	5.00%	05/15/2032	95	109,057
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2032	50	50,591
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2032	225	261,608
Maryland Economic Development Corp. (College Park Leonardtown), Series 2024, RB, (INS - AGI)(a)	5.25%	07/01/2064	65	67,328
Maryland Economic Development Corp. (Morgan State University), Series 2022, RB	5.75%	07/01/2053	200	209,900
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	4.00%	08/01/2032	100	107,990
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2032	65	76,158
Prince George’s (County of), MD, Series 2021 A, GO Bonds	4.00%	07/01/2032	125	134,887
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2032	15	17,441
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2034	10	11,534
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2035	15	17,207
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2036	15	17,094
				2,745,888
Massachusetts-3.49%
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2034	20	23,514
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2035	5	5,842
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2036	5	5,801
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2037	40	46,101
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2038	20	22,920
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2039	5	5,693
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2040	45	50,812
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2041	5	5,637
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2032	70	83,391
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2032	10	11,746
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.00%	09/01/2032	40	40,004
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2032	160	187,480
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2032	10	11,600
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	4.00%	02/01/2034	30	32,479
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2032	200	234,666
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2034	85	98,955
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2035	70	81,001
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2036	165	189,615
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2037	235	268,280
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2038	115	130,539
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2039	25	28,231
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2040	110	123,133
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2041	45	50,099
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2047	305	327,298
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2052	225	234,206
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2052	330	349,937
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2032	5	5,874
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2044	45	48,869
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2045	60	64,614
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2046	45	48,009
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2047	90	95,345
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2048	130	136,862
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2052	430	447,776
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2032	30	34,956
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2032	25	29,047
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2032	185	217,356
Massachusetts (Commonwealth of), Series 2024 C, GO Bonds	5.00%	08/01/2032	5	5,851
Massachusetts (Commonwealth of), Series 2024 C, Ref. GO Bonds	5.00%	09/01/2032	5	5,859
Massachusetts (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	07/01/2032	30	35,055
Massachusetts (Commonwealth of), Series 2025 E, GO Bonds	5.00%	08/01/2032	5	5,851
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2022 B, RB	5.00%	06/01/2052	105	109,103
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2032	$10	$ 11,406
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2022 A-1, Ref. RB	5.00%	07/01/2036	15	17,189
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2022 A-1, Ref. RB	5.00%	07/01/2037	50	56,919
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2040	115	128,790
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2041	30	33,356
Massachusetts (Commonwealth of) Development Finance Agency, Series 2023, RB	5.00%	07/01/2032	260	296,695
Massachusetts (Commonwealth of) Development Finance Agency (Green Bonds) (Harvard University), Series 2022, RB	5.00%	11/15/2032	380	447,250
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College), Series 2022, RB	5.00%	07/01/2052	55	53,510
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2035	5	5,792
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2039	45	50,740
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	325	350,902
Massachusetts (Commonwealth of) Development Finance Agency (Springfield College), Series 2022, Ref. RB	5.00%	10/01/2038	55	62,411
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2022, Ref. RB	5.00%	10/01/2034	20	23,241
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2022, Ref. RB	5.00%	10/01/2036	35	40,254
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2022, Ref. RB	5.00%	10/01/2037	115	131,391
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2002 K, RB	5.50%	07/01/2032	70	84,224
Massachusetts Bay Transportation Authority Assessment Revenue, Series 2022 A-1, Ref. RB	5.00%	07/01/2039	20	22,498
Quincy (City of), MA, Series 2022 B, GO Bonds	5.00%	07/01/2047	20	21,090
				5,777,065
Michigan-1.09%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	05/01/2032	95	108,773
Great Lakes Water Authority, Series 2022 A, RB	5.00%	07/01/2035	20	22,800
Great Lakes Water Authority, Series 2022 A, RB	5.25%	07/01/2052	500	523,691
Great Lakes Water Authority, Series 2022 B, RB	5.25%	07/01/2047	165	174,533
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2032	20	23,152
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2032	45	51,464
Michigan (State of), Series 2023, RB	5.00%	11/15/2032	55	64,322
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	15	15,831
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.25%	10/15/2057	150	158,210
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2032	30	34,299
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2036	115	128,602
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2037	30	33,274
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	4.00%	04/15/2038	270	279,049
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2038	50	55,081
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022 A, RB	5.00%	12/01/2032	100	112,725
Michigan State University, Series 2023 A, Ref. RB	5.00%	02/15/2032	20	23,096
				1,808,902
Minnesota-1.09%
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2047	40	41,936
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2052	535	555,145
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	5.00%	01/01/2052	10	10,238
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2032	105	119,867
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2032	80	91,436
Minnesota (State of), Series 2021 B, GO Bonds	4.00%	09/01/2032	10	10,831
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2032	50	58,116
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2023, COP	5.00%	11/01/2032	$15	$ 17,542
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2032	185	215,029
Minnesota (State of), Series 2025 E, Ref. GO Bonds	5.00%	08/01/2032	15	17,435
Osseo Independent School District No. 279, Series 2024 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2034	5	5,705
Osseo Independent School District No. 279, Series 2024 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2035	150	170,170
Osseo Independent School District No. 279, Series 2024 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2036	20	22,497
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	5.00%	11/15/2057	150	155,514
Rosemount-Apple Valley-Eagan Independent School District No 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2034	95	108,726
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2032	5	5,752
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2035	55	62,655
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2036	95	107,469
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2025, Ref. RB	5.00%	07/01/2032	25	28,186
				1,804,249
Mississippi-0.16%
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2032	25	28,540
University of Mississippi Educational Building Corp. (New Facilities), Series 2022, RB	4.50%	10/01/2052	235	232,450
Warren (County of), MS, Series 2018, Ref. RB	4.00%	09/01/2032	5	5,288
				266,278
Missouri-0.79%
Jefferson City School District, Series 2023 A, GO Bonds	5.50%	03/01/2043	5	5,514
Metropolitan St Louis Sewer District, Series 2022 B, Ref. RB	5.00%	05/01/2047	20	21,061
Metropolitan St. Louis Sewer District, Series 2022 B, Ref. RB	5.25%	05/01/2052	100	105,691
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2032	90	102,307
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	3.00%	11/15/2032	375	375,290
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2032	115	133,493
Missouri Development Finance Board, Series 2022, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2037	25	26,240
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2032	335	388,942
Springfield School District No. R-12, Series 2023, GO Bonds	5.00%	03/01/2040	60	66,122
St. Louis School District, Series 2023, GO Bonds, (INS - AGI)(a)	5.00%	04/01/2042	80	86,541
				1,311,201
Montana-0.16%
Montana State Board of Regents, Series 2022, RB, (INS - AGI)(a)	5.25%	11/15/2052	250	261,786
Nebraska-0.36%
Douglas (County of), NE, Series 2025, Ref. RB	5.00%	07/01/2032	5	5,671
Omaha (City of), NE Public Power District, Series 2022 A, RB	4.00%	02/01/2042	10	10,195
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.00%	02/01/2047	160	168,700
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.25%	02/01/2052	340	358,365
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.00%	02/01/2032	50	57,850
				600,781
Nevada-0.38%
Clark (County of), NV, Series 2022, RB	5.00%	07/01/2036	150	169,727
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2032	50	57,943
Clark County School District, Series 2022 A, GO Bonds, (INS - AGI)(a)	4.25%	06/15/2041	215	222,399
Las Vegas (City of), NV Convention & Visitors Authority, Series 2022 B, RB	5.25%	07/01/2049	60	63,109
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2032	45	45,753
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2038	5	5,242
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2039	20	20,815
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2041	25	25,756
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2032	$15	$ 17,408
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2032	5	5,785
				633,937
New Jersey-3.16%
Bergen County Improvement Authority (The), Series 2022, Ref. RB	5.00%	08/01/2042	10	11,095
Bergen County Improvement Authority (The), Series 2022, Ref. RB	5.00%	08/01/2047	80	84,410
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2032	720	792,916
New Jersey (State of), Series 2020, GO Bonds	3.00%	06/01/2032	55	56,733
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2032	180	170,020
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2042	95	104,929
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2047	200	212,838
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.00%	11/01/2052	260	269,602
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2036	25	28,268
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2037	20	22,450
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2038	35	39,037
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.25%	11/01/2040	125	140,017
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2022 A, RB	5.00%	03/01/2032	90	104,789
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2032	40	45,233
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2032	450	508,868
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2032	65	74,997
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2034	60	68,500
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2035	170	192,941
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2036	95	107,074
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2037	90	100,706
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2038	50	55,590
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 B, RB	5.00%	06/15/2034	75	86,400
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2032	35	39,983
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 CC, RB	5.25%	06/15/2041	35	39,081
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2032	20	23,367
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB(b)(c)	5.00%	12/15/2032	75	88,305
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB(b)(c)	5.50%	12/15/2032	140	169,230
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2035	30	34,343
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2036	45	51,824
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2037	45	50,739
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2038	110	123,181
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2039	75	84,695
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2040	60	66,434
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	60	65,528
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2043	120	131,723
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2046	75	80,290
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2032	50	57,690
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2032	75	86,488
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2032	330	381,172
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2032	105	121,149
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2032	35	40,202
Newark (City of), NJ (Mulberry Pedestrian Bridge Redevelopment), Series 2022, RB, (INS - AGI)(a)	5.38%	11/15/2052	45	48,417
Newark (City of), NJ (Mulberry Pedestrian Bridge Redevelopment), Series 2022, RB, (INS - AGI)(a)	6.00%	11/15/2062	100	110,965
South Jersey Transportation Authority, Series 2022 A, RB	5.25%	11/01/2052	60	62,371
				5,234,590
New Mexico-0.15%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2032	40	46,158
New Mexico (State of) Finance Authority, Series 2025, RB	5.00%	12/15/2032	5	5,855
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2032	80	92,556
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2032	90	104,125
				248,694
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-19.34%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2032	$20	$ 23,675
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2037	75	77,811
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2038	30	31,057
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2032	5	5,816
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2034	30	34,788
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2032	70	75,949
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	3.00%	11/15/2032	60	59,243
Metropolitan Transportation Authority, Series 2022 A, RB	5.00%	11/15/2048	425	442,753
Metropolitan Transportation Authority, Series 2024 B, Ref. RB	5.00%	11/15/2032	55	63,839
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2032	15	17,411
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2032	45	52,232
Metropolitan Transportation Authority (Bidding Group 1), Series 2022 A, RB	4.00%	11/15/2039	15	15,394
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2044	180	192,448
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2047	210	219,593
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2049	50	51,916
Nassau County Local Economic Assistance Corp. (Cold Spring Harbor Laboratory), Series 2024, RB	5.00%	01/01/2032	40	46,372
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2032	280	280,046
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2032	25	29,005
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2032	60	70,233
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023 Ref. RB	5.00%	12/01/2032	35	41,224
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Third Series 2022, Ref. RB	5.25%	08/01/2052	180	191,830
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Four Series 2021, Ref. RB	5.00%	07/15/2032	10	11,391
New York (City of), NY, Series 2006 J, GO Bonds, (INS - AGI)(a)	5.00%	06/01/2032	145	167,632
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2032	35	39,365
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2032	45	50,612
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2032	5	5,655
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2034	190	217,224
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2035	30	34,080
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2036	75	84,576
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2037	80	89,573
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2038	190	211,289
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2039	90	99,570
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2040	55	61,471
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2041	195	213,722
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2041	300	333,892
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2042	215	233,335
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2032	30	34,695
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2032	15	17,348
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2032	10	11,565
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2032	250	289,125
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2032	150	173,475
New York (City of), NY, Series 2023-1, GO Bonds	5.00%	08/01/2032	50	57,825
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2032	195	225,518
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2032	35	40,219
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2032	35	40,271
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2032	5	5,783
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2032	5	5,783
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2032	30	34,781
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2034	155	177,391
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2035	5	5,685
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2036	45	50,782
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2037	65	72,829
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2038	80	90,412
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2039	35	39,374
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	110	123,023
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	30	33,427
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	185	204,219
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	30	32,803
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	$500	$ 529,723
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2032	95	109,448
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2034	145	165,054
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2035	70	79,233
New York (City of), NY, Subseries 2022 D-1, GO Bonds	4.00%	05/01/2036	10	10,534
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2037	25	27,905
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2038	45	50,624
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2039	105	117,601
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	85	92,492
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	40	43,751
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	15	16,254
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	130	139,951
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2032	50	57,371
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2021, Ref. RB, (INS - AGI)(a)	4.00%	01/01/2032	10	10,605
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	735	776,420
New York (City of), NY Municipal Water Finance Authority, Series 2021, Ref. RB	5.00%	06/15/2032	200	228,127
New York (City of), NY Municipal Water Finance Authority, Series 2021, Ref. RB	5.00%	06/15/2032	20	23,314
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	490	516,750
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2034	165	190,680
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2039	30	33,377
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	120	127,786
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2032	20	23,314
New York (City of), NY Transitional Finance Authority, Series 2010 F-5, RB	5.00%	02/01/2032	15	16,868
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2032	5	5,694
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2034	45	51,380
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2036	50	56,359
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2037	105	117,577
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2039	120	133,622
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2040	15	16,920
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2041	215	237,247
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	55	61,038
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	170	183,942
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	110	117,689
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2045	30	31,840
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2032	50	58,138
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2035	175	201,737
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2036	270	309,206
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2038	70	79,495
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2036	155	173,906
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2037	95	105,900
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	4.00%	02/01/2038	10	10,402
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2039	180	199,239
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2040	35	38,700
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2041	55	60,246
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2042	135	146,478
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2043	45	48,430
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	100	106,474
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2047	590	617,330
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2051	5	5,189
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2032	10	11,712
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2034	80	92,665
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2036	160	183,022
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2037	160	181,180
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2038	80	89,775
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2032	20	22,984
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2035	75	84,646
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2036	290	325,372
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2037	$75	$ 83,606
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2038	10	10,402
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2039	45	46,502
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	375	399,278
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	470	491,771
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2032	205	234,394
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2033	40	45,578
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	4.00%	11/01/2034	140	150,666
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2034	25	28,363
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2038	95	105,394
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2032	65	75,580
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2032	25	28,849
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2032	5	5,770
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2032	100	116,276
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2032	60	69,766
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2032	75	87,207
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2032	15	17,441
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2032	10	11,712
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2032	110	127,904
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2032	90	104,649
New York (City of), NY Transitional Finance Authority, Series 2026, Ref. RB	5.00%	11/01/2032	5	5,814
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2032	130	148,502
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2036	75	84,711
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2037	275	313,233
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	4.50%	11/01/2039	5	5,278
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2039	25	28,356
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2040	65	73,491
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	325	365,803
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2042	15	16,706
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2043	5	5,510
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2046	200	210,923
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	290	308,648
New York (City of), NY Transitional Finance Authority, Subseries 2023 D-1, RB	5.00%	11/01/2038	30	33,523
New York (City of), NY Transitional Finance Authority, Subseries 2023 D-1, RB	5.25%	11/01/2038	215	244,162
New York (State of), Series 2025 A, Ref. GO Bonds	5.00%	03/15/2032	20	23,376
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2032	365	410,944
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2039	25	25,696
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2032	335	388,868
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	07/01/2032	40	46,482
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2034	175	199,804
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2036	75	84,473
New York (State of) Dormitory Authority, Series 2021, RB	4.00%	03/15/2038	20	20,715
New York (State of) Dormitory Authority, Series 2021, RB	4.00%	03/15/2040	45	45,906
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2032	215	249,572
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2034	15	16,062
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2035	15	15,940
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2036	45	50,684
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2037	125	139,866
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2041	445	486,048
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	555	583,990
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	05/01/2052	740	754,102
New York (State of) Dormitory Authority, Series 2022, Ref. RB	5.00%	05/01/2038	30	33,043
New York (State of) Dormitory Authority, Series 2023 A, RB	5.00%	10/01/2032	70	82,745
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2032	35	41,113
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2032	235	272,788
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2032	15	17,449
New York (State of) Dormitory Authority, Series 2023, RB	5.00%	07/01/2032	15	17,431
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds, (INS - AGI)(a)	5.00%	10/01/2035	105	120,909
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds, (INS - AGI)(a)	5.00%	10/01/2036	$50	$ 57,231
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds, (INS - AGI)(a)	5.00%	10/01/2037	195	222,035
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2032	30	35,240
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2034	20	23,157
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2038	110	124,397
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2039	15	16,818
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2032	15	17,449
New York (State of) Dormitory Authority (Bidding Group 5), Series 2021 E, Ref. RB	5.00%	03/15/2035	160	181,413
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	5.00%	05/01/2037	35	38,855
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2032	250	287,248
New York (State of) Dormitory Authority (Rockefeller University), Series 2022 A, Ref. RB	4.00%	07/01/2042	75	76,534
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2042	50	51,620
New York (State of) Energy Research & Development Authority (New Yourk State Electric & Gas Corp.), Series 1997 C, Ref. RB	3.80%	08/01/2032	20	20,979
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2032	25	28,735
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2032	20	23,635
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2024 A, RB	5.00%	11/15/2032	50	59,226
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2032	40	45,116
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2032	50	58,054
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2032	20	23,222
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2032	5	5,792
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2032	145	167,960
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2034	5	5,786
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2036	55	62,720
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2037	35	39,655
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2038	210	236,336
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2039	95	106,291
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	5.00%	03/15/2040	130	144,541
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	345	358,194
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2055	65	67,422
New York (State of) Thruway Authority (Bidding Group 2), Series 2022 A, Ref. RB	5.00%	03/15/2035	185	212,602
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	135	148,879
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	25	27,329
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	110	117,156
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	370	391,384
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	560	586,721
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	90	94,550
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2032	20	23,339
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2032	150	174,120
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2034	10	11,545
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2035	50	57,330
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2036	105	119,536
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2037	245	281,068
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2038	50	56,978
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2039	140	158,793
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	100	110,095
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2032	150	171,896
New York State Urban Development Corp. (Bidding Group 1), Series 2023 A, RB	5.00%	03/15/2032	5	5,789
New York State Urban Development Corp. (Bidding Group 1), Series 2023, Ref. RB	5.00%	03/15/2032	65	75,452
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	35	36,670
Schenectady County Capital Resource Corp. (Union College), Series 2022, Ref. RB	5.00%	07/01/2032	50	57,911
Schenectady County Capital Resource Corp. (Union College), Series 2022, Ref. RB	5.25%	07/01/2052	155	161,244
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	3.00%	05/15/2032	5	5,121
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2040	35	38,774
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2041	160	175,662
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2042	75	81,316
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2045	$100	$ 105,859
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2047	20	21,052
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.50%	11/15/2057	405	432,758
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2040	80	88,149
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2041	25	27,805
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2042	40	43,515
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2044	95	101,504
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	520	545,398
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2032	5	5,882
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-1A, Ref. RB	5.00%	11/15/2039	110	122,615
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	5.25%	05/15/2047	190	203,216
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-2B, Ref. RB	5.00%	11/15/2032	485	565,237
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, Ref. RB	5.00%	11/15/2037	45	50,916
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, Ref. RB	5.00%	11/15/2038	155	173,685
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 S, Ref. RB	5.00%	11/15/2032	10	11,749
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds), Subseries 2022 D-2, RB	5.50%	05/15/2052	305	325,876
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.00%	05/15/2044	50	53,758
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.00%	05/15/2047	125	131,802
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2057	165	174,225
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2043	30	32,341
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	240	256,430
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	135	141,712
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2057	250	258,591
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	430	451,380
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2032	55	64,093
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.25%	05/15/2062	200	210,468
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2032	50	58,610
				32,034,392
North Carolina-0.72%
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2032	45	52,466
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	20	21,540
Guildford (City of), NC, Series 2025, GO Bonds	5.00%	03/01/2032	100	116,004
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2032	40	46,791
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2034	40	46,379
Nash Health Care Systems, Series 2025, RB	5.00%	02/01/2032	65	72,977
North Carolina (State of), Series 2019 B, GO Bonds	2.00%	06/01/2032	15	14,298
North Carolina (State of), Series 2021 A, Ref. RB	5.00%	05/01/2032	60	69,686
North Carolina (State of), Series 2021, RB	5.00%	03/01/2032	30	33,891
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2032	105	121,951
North Carolina (State of), Series 2025 A, RB	5.00%	05/01/2032	75	87,107
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2034	85	97,749
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2036	60	68,213
North Carolina (State of) (Garvee), Series 2025, Ref. RB	5.00%	03/01/2032	25	28,925
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2032	115	134,524
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2032	60	67,842
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2032	90	104,698
				1,185,041
Ohio-1.25%
American Municipal Power, Inc. (AMP Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2032	30	33,578
Bedford City School District, Series 2025, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2055	145	153,558
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2032	55	64,002
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2032	20	23,274
Franklin (County of), OH Convention Facilities Authority, Series 2024, Ref. RB	5.00%	12/01/2032	5	5,780
Kings Local School District, Series 2024, GO Bonds	5.25%	12/01/2054	35	36,656
Kings Local School District, Series 2024, GO Bonds	5.50%	12/01/2062	5	5,311
Northeast Ohio Regional Sewer District, Series 2024, Ref. RB	5.00%	11/15/2032	30	35,146
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2032	$315	$ 367,241
Ohio (State of), Series 2021 C, Ref. GO Bonds	5.00%	03/15/2032	155	179,259
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2032	70	80,956
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2032	40	46,606
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2032	15	17,418
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2032	70	81,770
Ohio (State of), Series 2025 D, Ref. GO Bonds	5.00%	11/01/2032	25	29,203
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2034	85	96,012
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2024, Ref. RB	5.00%	01/01/2032	5	5,731
Ohio (State of) Higher Educational Facility Commission, Series 2022, RB	5.38%	12/01/2052	25	25,401
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2032	20	23,000
Ohio (State of) Water Development Authority (Green Bonds), Series 2022 A, RB	5.00%	12/01/2041	110	122,649
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 B, Ref. RB	5.00%	06/01/2032	5	5,818
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 B, Ref. RB	5.00%	12/01/2032	100	117,303
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2032	50	58,652
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2032	115	131,415
Rickenbacker Port Authority, Series 2002, RB	5.38%	01/01/2032	95	106,800
Worthington City School District, Series 2023, GO Bonds	5.00%	12/01/2048	210	219,534
				2,072,073
Oklahoma-0.71%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.00%	09/01/2032	30	34,119
Cushing (City of), OK Educational Facilities Authority (Cushing Public Schools), Series 2022, RB	5.00%	09/01/2032	105	118,948
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2023, RB	5.00%	09/01/2036	75	84,102
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2023, RB	5.00%	09/01/2041	355	386,490
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2032	25	28,719
Oklahoma (State of) Turnpike Authority, Series 2023, RB	4.50%	01/01/2053	20	19,846
Oklahoma (State of) Turnpike Authority, Series 2023, RB	5.50%	01/01/2053	255	272,927
Oklahoma Water Resources Board, Series 2025, RB	5.00%	10/01/2055	220	228,377
				1,173,528
Oregon-0.58%
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2032	78	90,592
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2032	100	116,143
Oregon (State of) Department of Transportation, Series 2022 A, RB	5.25%	11/15/2047	110	118,232
Oregon (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	11/15/2032	440	514,576
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2032	80	93,788
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2022 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2052	20	21,029
				954,360
Pennsylvania-3.91%
Allegheny (County of), PA, Series 2024 C-80, GO Bonds	5.00%	12/01/2054	200	206,867
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2022, RB	5.00%	02/01/2032	65	74,970
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.75%	06/01/2047	70	76,640
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.00%	06/01/2053	200	207,226
Allegheny (County of), PA Sanitary Authority, Series 2024, Ref. RB	5.00%	12/01/2042	25	27,311
Allegheny (County of), PA Sanitary Authority, Series 2024, Ref. RB	5.00%	12/01/2055	25	26,032
Allegheny (County of), PA Sanitary Authority, Series 2024, Ref. RB	5.25%	12/01/2055	20	21,212
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGI)(a)	5.25%	12/01/2047	60	64,038
Delaware Valley Regional Finance Authority, Series 2002, RB	5.75%	07/01/2032	400	474,905
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGI)(a)	5.00%	03/15/2042	5	5,388
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGI)(a)	5.00%	03/15/2048	50	51,928
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	3.25%	07/01/2032	115	115,015
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2047	$10	$ 10,224
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	4.00%	05/15/2032	75	80,652
Pennsylvania (Commonwealth of), First Series 2023 A, GO Bonds	5.00%	09/01/2032	150	173,205
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2032	420	484,975
Pennsylvania (Commonwealth of), First Series 2024 C, GO Bonds	5.00%	08/15/2032	90	103,855
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2032	110	127,167
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2034	50	57,694
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2036	175	199,286
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2038	50	56,288
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	4.13%	10/01/2041	15	15,585
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2042	5	5,501
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2032	55	63,467
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2022 A, Ref. RB	5.00%	02/15/2038	30	32,732
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	5.00%	02/15/2039	25	27,143
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	5.00%	02/15/2047	260	266,129
Pennsylvania (Commonwealth of) Turnpike Commission, First series 2023, Ref. RB	5.00%	12/01/2032	160	184,649
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2032	20	22,971
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	3.00%	06/01/2032	50	49,778
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 A, Ref. RB	5.00%	12/01/2032	85	98,667
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.00%	12/01/2047	35	36,908
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	35	37,419
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	385	406,690
Pennsylvania State University (The), Series 2022 A, RB	5.00%	09/01/2047	160	169,104
Pennsylvania State University (The), Series 2022, RB	5.25%	09/01/2052	50	52,884
Philadelphia (City of), PA, Series 2022 C, RB	5.50%	06/01/2047	410	441,461
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2032	20	23,107
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2032	100	115,200
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, Ref. RB	5.00%	08/01/2032	10	11,488
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2032	80	92,250
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University), Series 2022, RB	5.25%	11/01/2047	185	192,970
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University), Series 2022, RB	5.25%	11/01/2052	270	279,054
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System), Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2035	145	162,868
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System), Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2036	65	72,428
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2032	160	185,273
Southeastern Pennsylvania Transportation Authority, Series 2022, RB	5.00%	06/01/2035	20	22,767
Southeastern Pennsylvania Transportation Authority, Series 2022, RB	5.00%	06/01/2038	30	33,461
Southeastern Pennsylvania Transportation Authority, Series 2022, RB	5.25%	06/01/2042	95	104,465
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.00%	06/01/2034	30	34,387
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.00%	06/01/2037	45	50,562
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2040	100	111,566
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2041	150	166,522
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2047	160	169,526
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2052	90	94,170
Temple University-of The Commonwealth System of Higher Education, First series 2025, Ref. RB, (INS - AGI)(a)	5.00%	04/01/2032	5	5,759
				6,483,789
Puerto Rico-0.06%
Puerto Rico (Commonwealth of) Electric Power Authority, Series 2007 VV, Ref. RB, (INS - NATL)(a)	5.25%	07/01/2032	100	102,629
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island-0.03%
Rhode Island (State of), Series 2022 A, GO Bonds	5.00%	08/01/2040	$45	$ 49,764
South Carolina-0.85%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2052	100	104,914
Lexington & Richland School District No. 5, Series 2021 B, Ref. GO Bonds	4.00%	03/01/2032	25	27,380
Medical University Hospital Authority, Series 2025, RB, (CEP - Federal Housing Administration)	5.25%	11/15/2050	150	156,344
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2022 A, RB	5.00%	10/01/2035	65	73,985
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2022 A, RB	5.00%	10/01/2037	140	156,987
South Carolina (State of) Public Service Authority, Series 2022, RB, (INS - AGI)(a)	5.00%	12/01/2052	10	10,388
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013, RB	4.00%	12/01/2039	10	10,251
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2033	70	79,858
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2040	5	5,095
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2044	445	473,673
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 E, RB	5.75%	12/01/2047	125	137,305
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 E, RB, (INS - AGI)(a)	5.25%	12/01/2038	70	79,428
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 E, RB, (INS - AGI)(a)	5.75%	12/01/2052	5	5,439
South Island Public Service District, Series 2022, RB	5.00%	04/01/2047	15	15,748
Spartanburg County School District No. 4, Series 2022 A, GO Bonds	5.25%	03/01/2052	70	73,750
				1,410,545
Tennessee-0.69%
Chattanooga (City of), TN, Series 2025, Ref. RB	5.00%	09/01/2032	35	40,735
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.25%	07/01/2047	145	153,743
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.00%	07/01/2052	40	41,157
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2032	20	21,372
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 A, GO Bonds	4.00%	01/01/2035	25	26,617
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	5.00%	01/01/2036	55	62,153
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	5.00%	01/01/2037	235	263,887
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2039	15	15,500
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2042	20	20,290
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2022 A, GO Bonds	4.00%	01/01/2032	5	5,454
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2022 A, GO Bonds	5.00%	01/01/2034	45	51,322
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2022 A, GO Bonds	4.00%	01/01/2036	30	31,704
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2022 A, GO Bonds	4.00%	01/01/2040	5	5,142
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2024 A, GO Bonds	5.00%	01/01/2032	5	5,755
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2032	40	46,533
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	300	318,457
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2052	30	31,420
				1,141,241
Texas-10.48%
Argyle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	25	26,280
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	15	17,214
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2047	60	63,423
Austin (City of), TX, Series 2023 B, Ref. RB	5.00%	11/15/2032	10	11,640
Austin (City of), TX, Series 2024, Ref. GO Bonds	5.00%	09/01/2032	15	17,465
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2032	125	145,591
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2032	25	29,108
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2032	30	34,707
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	$50	$ 57,986
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2041	160	176,361
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2042	10	10,918
Bexar (County of), TX Hospital District, Series 2023, Ctfs. of Obligations	5.00%	02/15/2048	365	382,810
Board of Regents of the University of North Texas System, Series 2025 A, Ref. RB	5.00%	04/15/2032	10	11,513
Board of Regents of the University of Texas System, Series 2022 A, Ref. RB	5.00%	08/15/2032	175	203,529
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2034	280	323,448
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2043	260	282,904
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2032	85	98,857
Brock Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	100	94,172
Bullard Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	75	78,278
Celina (City of), TX, Series 2022, GO Bonds	5.00%	09/01/2047	20	21,027
City of Pflugerville TX, Series 2023, GO Bonds	5.00%	08/01/2053	35	36,381
Clear Creek Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	35	40,271
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	40	46,072
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2047	75	77,972
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2052	120	123,596
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	75	85,347
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	45	50,969
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	55	61,924
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	70	80,626
Dallas & Fort Worth (Cities of), TX, Series 2022 B, Ref. RB	5.00%	11/01/2040	55	60,664
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2032	25	29,036
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2034	25	28,723
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2035	35	39,963
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2036	25	28,297
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2037	85	95,577
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2038	30	33,504
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2039	45	49,936
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2050	20	20,714
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2032	235	272,935
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2032	40	46,457
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2032	100	114,953
Dallas (City of), TX, Series 2024 A, Ctfs. Of Obligations	5.00%	02/15/2032	15	17,243
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2032	10	11,495
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2032	40	45,981
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	45	49,750
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	30	32,972
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	50	54,626
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	40	43,409
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	415	434,676
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2032	60	68,900
Deer Park Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	100	104,486
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	115	120,374
Fort Bend Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	100	103,066
Fredericksburg Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	15	15,648
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Frisco Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	3.50%	02/15/2037	$15	$ 15,297
Frisco Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	30	34,446
Frisco Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	10	11,482
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	175	201,354
Godley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	100	103,227
Greater Texoma Utility Authority (City of Sherman), Series 2023 A, RB, (INS - BAM)(a)	5.25%	10/01/2048	20	21,040
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2032	175	202,582
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2032	50	57,913
Harris (County of), TX, Series 2024 A, Ref. GO Bonds	5.00%	09/15/2032	5	5,796
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2032	20	22,693
Harris (County of), TX Port Authority of Houston, Series 2021, RB	5.00%	10/01/2051	100	103,691
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022, Ref. RB	5.00%	07/01/2052	40	41,169
Highland Park Independent School District, Series 2024, Ref. GO Bonds	5.00%	02/15/2032	115	132,526
Houston (City of), TX, Series 2002 A, Ref. RB(b)	5.75%	12/01/2032	120	145,702
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2032	50	58,236
Houston (City of), TX, Series 2025, GO Bonds	5.00%	03/01/2032	35	40,138
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	160	167,939
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2032	25	28,865
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	60	68,574
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	300	340,103
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	60	67,472
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	105	117,221
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	50	55,588
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	110	121,207
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	15	16,356
Katy Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	10	10,528
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	25	28,929
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2032	45	52,190
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	85	87,997
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2032	60	67,726
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2032	15	17,239
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.50%	05/15/2047	250	271,293
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2032	125	143,972
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2034	55	62,759
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2035	35	39,718
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.50%	05/15/2048	20	21,665
Melissa Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	10	10,356
Midland (City of), TX, Series 2022 B, Ref. GO Bonds	5.00%	03/01/2047	45	47,279
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	25	28,735
New Braunfels (City of), TX, Series 2022, RB	5.00%	07/01/2053	135	139,614
North Texas Municipal Water District, Series 2021 A, Ref. RB	3.00%	09/01/2032	55	55,847
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2032	105	111,388
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.25%	01/01/2038	70	78,521
North Texas Tollway Authority, Series 2022 A, Ref. RB	4.13%	01/01/2039	5	5,179
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.00%	01/01/2039	150	165,317
North Texas Tollway Authority, Series 2022 A, Ref. RB	4.13%	01/01/2040	15	15,458
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.00%	01/01/2040	40	43,830
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2032	15	17,180
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2032	10	11,453
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Northwest Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	$240	$ 250,992
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	95	105,712
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	55	60,870
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	75	82,133
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	380	397,404
Pearland Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	155	178,342
Permanent University Fund - Texas A&M University System, Series 2023, RB	5.00%	07/01/2038	20	22,378
Permanent University Fund - Texas A&M University System, Series 2023, RB	5.00%	07/01/2039	35	38,963
Permanent University Fund - Texas A&M University System, Series 2023, RB	5.00%	07/01/2040	40	44,290
Permanent University Fund - Texas A&M University System, Series 2023, RB	5.00%	07/01/2042	35	38,327
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2032	10	11,608
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2032	210	243,093
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2042	35	38,077
Permanent University Fund - University of Texas System, Series 2022, RB	5.00%	07/01/2034	25	28,688
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2032	100	116,078
Pflugerville (City of), TX, Series 2023, Ctfs. of Obligations	5.00%	08/01/2053	200	207,890
Pflugerville (City of), TX, Series 2023, GO Bonds	5.00%	08/01/2048	200	210,647
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2034	100	113,840
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2032	65	74,641
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2034	145	166,624
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2035	35	40,004
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2036	200	227,026
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2037	75	84,499
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2038	15	16,779
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	20	21,958
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2042	65	70,727
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2043	35	38,002
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	45	51,642
San Antonio (City of), TX, Series 2015, Ref. RB	4.00%	02/01/2032	40	43,311
San Antonio (City of), TX, Series 2022 B, RB	5.25%	05/15/2052	100	106,001
San Antonio (City of), TX, Series 2022, RB	4.00%	02/01/2041	35	35,926
San Antonio (City of), TX, Series 2022, RB	5.00%	02/01/2042	45	48,777
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	25	26,237
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	100	103,308
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2032	10	11,428
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2035	30	33,914
Seguin (City of), TX, Series 2022 A, Ctfs. of Obligations	5.25%	09/01/2057	100	104,308
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2043	80	86,604
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2048	100	104,755
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2046	100	105,049
Spring Branch Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/01/2047	10	10,150
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2032	5	5,737
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2032	35	40,335
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2034	20	22,807
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2035	10	11,340
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2036	35	39,428
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2037	55	61,539
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2038	70	77,802
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2039	$70	$ 77,363
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2040	60	65,933
Tarrant County Cultural Education Facilities Finance Corp., Series 2022, RB	5.00%	10/01/2040	40	43,366
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.50%	11/15/2047	85	91,116
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.00%	11/15/2051	610	630,148
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2024 A, RB	5.00%	07/01/2032	205	230,863
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	5.00%	10/01/2039	40	43,696
Tennessee (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2032	105	122,346
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2032	15	17,500
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2032	5	5,766
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2032	15	17,229
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2032	90	103,199
Texas (State of) Transportation Commission State Highway Fund, Series 2024, Ref. RB	5.00%	10/01/2032	525	613,128
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2032	10	11,385
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2034	100	115,510
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2035	40	45,905
Texas (State of) Water Development Board, Series 2022, RB	4.45%	10/15/2036	85	93,096
Texas (State of) Water Development Board, Series 2022, RB	4.50%	10/15/2037	35	38,118
Texas (State of) Water Development Board, Series 2022, RB	4.55%	10/15/2038	10	10,827
Texas (State of) Water Development Board, Series 2022, RB	4.60%	10/15/2039	40	43,199
Texas (State of) Water Development Board, Series 2022, RB	4.65%	10/15/2040	30	32,293
Texas (State of) Water Development Board, Series 2022, RB	5.00%	08/01/2041	5	5,505
Texas (State of) Water Development Board, Series 2022, RB	4.70%	10/15/2041	205	220,247
Texas (State of) Water Development Board, Series 2022, RB	4.75%	10/15/2042	100	106,898
Texas (State of) Water Development Board, Series 2022, RB	4.80%	10/15/2052	150	152,980
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2057	15	15,520
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2032	30	35,020
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2047	275	290,670
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2032	185	214,537
Texas State Technical College, Series 2022, RB, (INS - AGI)(a)	5.50%	08/01/2042	280	315,538
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2032	35	40,103
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2032	60	68,915
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2032	80	91,856
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2034	45	51,130
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2035	45	50,837
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2036	25	28,030
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2037	15	16,717
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2038	25	27,704
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2040	60	65,854
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2041	30	32,769
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2042	160	173,277
Waco Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	150	143,736
West Harris (County of), TX Regional Water Authority, Series 2022, RB, (INS - AGI)(a)	5.50%	12/15/2050	40	43,110
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	5	5,222
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	180	185,751
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2056	150	143,801
				17,366,267
Utah-1.54%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2032	140	158,460
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2032	100	115,440
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2034	115	131,457
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2035	45	51,131
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2037	$50	$ 56,040
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2038	110	122,518
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2039	30	33,172
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2040	140	153,637
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2041	120	131,079
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2042	130	140,942
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2043	70	76,257
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2044	130	140,357
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2045	100	107,135
Salt Lake City (City of), UT, Series 2022, RB	5.00%	02/01/2052	25	25,842
University of Utah (The), Series 2022 B, RB	5.00%	08/01/2036	95	107,584
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2032	100	115,844
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2034	40	45,951
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2035	35	39,914
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2037	140	157,554
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2038	50	55,917
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2039	40	44,506
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2040	95	105,116
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2042	135	147,200
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGI)(a)	5.25%	06/15/2032	95	107,903
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2032	45	52,602
Utah Telecommunication Open Infrastructure Agency, Series 2022, Ref. RB	5.25%	06/01/2037	40	45,244
Utah Telecommunication Open Infrastructure Agency, Series 2022, Ref. RB	4.38%	06/01/2040	45	47,560
Utah Telecommunication Open Infrastructure Agency, Series 2022, Ref. RB	5.50%	06/01/2040	30	34,000
				2,550,362
Virginia-1.78%
Fairfax (County of), VA, Series 2023 A, GO Bonds	5.00%	10/01/2032	20	23,158
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2033	150	163,617
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2034	40	43,357
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2036	50	53,417
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2039	15	15,709
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2032	20	23,400
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2032	5	5,850
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2035	40	45,339
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2036	15	16,887
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2037	55	61,506
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2023, Ref. RB	5.00%	05/15/2032	15	17,226
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2024, RB	5.00%	05/15/2032	5	5,742
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2047	75	78,907
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	150	155,418
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	4.00%	02/01/2032	5	5,353
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022, RB	5.00%	02/01/2032	145	167,155
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2024, RB	5.00%	02/01/2032	30	34,584
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	3.00%	02/01/2032	175	175,337
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2035	75	85,217
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2036	75	84,625
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.25%	02/01/2041	$50	$ 55,582
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2042	105	114,346
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2032	170	195,975
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2022, RB	3.50%	02/01/2034	10	10,442
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2022, RB	5.00%	02/01/2037	55	61,626
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2022, RB	5.00%	02/01/2038	45	50,134
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2022, RB	5.00%	02/01/2039	15	16,638
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2032	35	40,348
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2032	40	45,619
Virginia (Commonwealth of) Public Building Authority, Series 2022, RB	4.00%	08/01/2039	10	10,391
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2032	55	64,034
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2034	30	34,560
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2035	115	131,732
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	5.00%	08/01/2036	65	73,979
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	5.00%	08/01/2037	80	90,331
Virginia (Commonwealth of) Public School Authority, Series 2022 B, RB	5.00%	08/01/2052	100	104,484
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2042	225	244,390
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2022, Ref. RB	5.00%	05/15/2032	80	92,722
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2022, Ref. RB	4.00%	05/15/2034	35	38,036
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2022, Ref. RB	4.00%	05/15/2035	25	26,995
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2022, Ref. RB	4.00%	05/15/2036	100	107,173
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2022, Ref. RB	4.00%	05/15/2037	65	69,091
				2,940,432
Washington-3.89%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2032	75	85,408
Clark County School District No. 114 Evergreen, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.25%	12/01/2040	65	72,657
Douglas (County of), WA Public Utility District No. 1, Series 2022 B, RB	5.00%	09/01/2047	100	104,327
Energy Northwest, Series 2022 A, Ref. RB	5.00%	07/01/2035	10	11,425
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2032	40	46,482
Energy Northwest, Series 2025 A, Ref. RB	5.00%	07/01/2032	40	46,482
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2032	15	17,421
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2034	15	17,232
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2035	35	39,988
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2036	295	334,531
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2037	275	309,916
King & Snohomish Counties School District No. 417 Northshore, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	30	33,200
King & Snohomish Counties School District No. 417 Northshore, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	25	27,531
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2032	35	38,346
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2032	115	130,876
King (County of), WA, Series 2023, RB	5.00%	01/01/2032	10	11,504
King (County of), WA, Series 2025 B, Ref. GO Bonds	5.00%	12/01/2032	10	11,682
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	20	23,256
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	$5	$ 5,758
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	10	11,438
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	40	45,120
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	20	22,324
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	315	350,230
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	30	33,219
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	25	28,266
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	70	78,731
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2047	35	36,911
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2052	75	77,695
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2032	20	23,067
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2032	20	23,207
Snohomish (County of), WA Public Utility District No. 1, Series 2022 A, RB	5.00%	12/01/2052	10	10,418
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	45	52,449
Snohomish County School District No. 6 Mukilteo, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	35	40,424
Spokane County School District No. 81, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	50	56,630
Spokane County School District No. 81, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	85	95,602
University of Washington, Series 2024 A, RB	5.00%	04/01/2032	65	75,068
University of Washington, Series 2024 B, Ref. RB	5.00%	07/01/2032	40	46,380
Washington (State of), Series 2021 A, Ref. GO Bonds	4.00%	02/01/2035	30	32,022
Washington (State of), Series 2022 C, GO Bonds	5.00%	02/01/2032	5	5,767
Washington (State of), Series 2022 R, Ref. GO Bonds	4.00%	07/01/2032	35	38,444
Washington (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2032	20	23,068
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2032	70	81,408
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2032	70	80,737
Washington (State of), Series 2025 B, Ref. GO Bonds	5.00%	07/01/2032	20	23,190
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2032	15	17,301
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2032	365	423,919
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2032	135	157,000
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2032	240	279,112
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2034	45	51,955
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2035	145	166,519
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2036	30	34,212
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2032	125	144,174
Washington (State of) (Bid Group 1), Series 2024-A, GO Bonds	5.00%	08/01/2032	80	93,037
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2038	90	101,403
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2039	10	11,209
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2040	5	5,574
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2041	235	261,188
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	165	182,053
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	300	328,022
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2034	100	114,619
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2035	185	211,076
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2036	85	96,410
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2037	95	107,056
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2038	55	61,625
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2039	$55	$ 61,320
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2041	40	44,110
Washington (State of) (Bid Group 2), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2034	20	21,554
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2032	40	46,519
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2044	120	130,095
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2045	25	26,871
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2046	95	101,310
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2047	30	31,758
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2040	5	5,549
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2042	165	180,694
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2043	10	10,868
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2044	30	32,338
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2045	25	26,744
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2046	110	116,802
				6,443,833
Wisconsin-1.13%
Wisconsin (State of), Series 2022 4, Ref. GO Bonds	5.00%	05/01/2032	105	121,623
Wisconsin (State of), Series 2022 A, GO Bonds	5.00%	05/01/2032	20	22,669
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	105	119,182
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2037	60	67,688
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	20	22,421
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	65	72,467
Wisconsin (State of), Series 2023 B, GO Bonds	5.00%	05/01/2040	45	49,917
Wisconsin (State of), Series 2023 B, GO Bonds	5.00%	05/01/2041	10	11,034
Wisconsin (State of), Series 2023 B, GO Bonds	5.00%	05/01/2043	20	21,721
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2032	130	150,580
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2032	30	34,749
Wisconsin (State of), Series 2025-3, GO Bonds	5.00%	05/01/2032	145	167,955
Wisconsin (State of) Department of Transportation, Series 2023-1, Ref. RB	5.00%	07/01/2032	55	63,984
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2032	270	314,103
Wisconsin (State of) Health & Educational Facilities Authority (Bellin Memorial Hospital, Inc.), Series 2022 B, RB	5.25%	12/01/2048	5	5,351
Wisconsin (State of) Health & Educational Facilities Authority (Bellin Memorial Hospital, Inc.), Series 2022, RB	5.50%	12/01/2052	50	53,785
Wisconsin (State of) Public Finance Authority, Series 2022 A, RB	5.00%	10/01/2052	165	169,207
Wisconsin (State of) Public Finance Authority, Series 2022, RB, (INS - BAM)(a)	5.63%	07/01/2055	20	21,228
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2052	350	371,259
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy), Series 2024 B, RB	5.25%	07/01/2044	5	5,360
				1,866,283
TOTAL INVESTMENTS IN SECURITIES(d)-98.88% (Cost $160,374,640)				163,803,639
OTHER ASSETS LESS LIABILITIES-1.12%				1,848,999
NET ASSETS-100.00%				$165,652,638

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2026
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)
February 28, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.75%
Alabama-1.99%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2033	$20	$ 22,863
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2033	30	35,505
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2033	15	17,741
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2033	30	34,654
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2036	30	33,952
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2037	60	67,402
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2038	30	33,486
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2039	75	83,120
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2041	100	111,867
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2042	120	133,156
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2045	600	647,263
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2040	5	5,595
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2043	445	486,508
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2044	100	108,898
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	25	26,362
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	50	53,049
Madison (City of), AL Water & Wastewater Board, Series 2023, RB	5.25%	12/01/2053	300	317,746
Montgomery (City of), AL, Series 2023, RB	5.00%	09/01/2048	15	15,734
Pike Road (Town of), AL, Series 2023, GO Wts.	5.00%	03/01/2052	30	31,075
Saraland (City of), AL, Series 2023 B, GO Bonds, (INS - BAM)(a)	5.00%	10/01/2053	10	10,343
UAB Medicine Finance Authority (University of Alabama Birmingham Hospital), Series 2016 B, Ref. RB	3.25%	09/01/2033	120	120,159
				2,396,478
Alaska-0.06%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2033	10	11,768
Alaska (State of), Series 2025 A, Ref. RB	5.00%	10/01/2033	5	5,883
Alaska Housing Finance Corp. (Veterans Mortgage), First Series 2025, RB, (CEP - GNMA)	4.88%	12/01/2049	50	50,837
				68,488
Arizona-1.46%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2033	15	17,665
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2033	35	40,456
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	3.13%	01/01/2033	145	145,318
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2024 A, GO Bonds	5.00%	07/01/2040	5	5,611
Maricopa County Union High School District No. 216 Agua Fria, Series 2024 A, GO Bonds	5.00%	07/01/2042	20	22,067
Maricopa County Union High School District No. 216 Agua Fria, Series 2024 A, GO Bonds	5.00%	07/01/2043	20	21,863
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2035	25	29,215
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2036	105	121,740
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2037	65	74,801
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2039	80	90,959
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2040	10	11,301
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2041	10	11,257
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2043	40	44,216
Phoenix Civic Improvement Corp., Series 2023, RB	5.25%	07/01/2047	140	152,034
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2043	160	174,920
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2047	275	291,935
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2050	115	120,767
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2033	95	111,319
University of Arizona Board of Regents (Green Bonds), Series 2023 A, RB	5.50%	07/01/2048	250	272,598
				1,760,042
Arkansas-0.10%
Pulaski (County of), AR, Series 2023, RB	5.25%	03/01/2053	115	120,468
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-16.99%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2033	$55	$ 66,712
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2049	130	137,932
Alvord Unified School District, Series 2023 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	25	26,336
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2033	35	42,208
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	215	226,310
Benicia Unified School District (Election of 2004), Series 2024 A, GO Bonds	5.00%	08/01/2053	170	179,673
Burlingame School District, Series 2023 B, GO Bonds	5.00%	08/01/2052	10	10,603
California (State of), Series 2016, Ref. GO Bonds	3.00%	09/01/2033	460	460,430
California (State of), Series 2022, GO Bonds	5.00%	04/01/2033	10	11,629
California (State of), Series 2022, GO Bonds	5.00%	04/01/2033	230	273,171
California (State of), Series 2022, GO Bonds	5.00%	09/01/2033	5	5,857
California (State of), Series 2023, GO Bonds	5.00%	09/01/2033	30	35,870
California (State of), Series 2023, GO Bonds	5.00%	10/01/2033	15	17,777
California (State of), Series 2023, GO Bonds	5.00%	10/01/2034	40	47,227
California (State of), Series 2023, GO Bonds	5.00%	09/01/2035	20	23,679
California (State of), Series 2023, GO Bonds	5.00%	10/01/2035	330	387,359
California (State of), Series 2023, GO Bonds	5.00%	09/01/2036	170	199,724
California (State of), Series 2023, GO Bonds	5.00%	09/01/2037	55	64,135
California (State of), Series 2023, GO Bonds	5.00%	09/01/2038	300	347,128
California (State of), Series 2023, GO Bonds	5.00%	10/01/2039	90	102,677
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	410	448,342
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	15	16,656
California (State of), Series 2023, GO Bonds	5.25%	09/01/2053	660	713,358
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2033	85	101,632
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2033	90	106,664
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2036	170	198,081
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	410	459,723
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	365	375,493
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	90	100,407
California (State of), Series 2024, GO Bonds	5.00%	09/01/2033	55	65,762
California (State of), Series 2024, GO Bonds	5.00%	09/01/2033	20	23,913
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2033	45	53,734
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2033	85	101,632
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2033	135	160,122
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2033	375	447,782
California (State of) Educational Facilities Authority (Stanford University), Series 2023 V-3, RB	5.00%	06/01/2033	150	182,114
California (State of) Educational Facilities Authority (University of the Pacific), Series 2023, RB	5.00%	11/01/2053	80	83,823
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2033	20	24,146
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2038	90	104,915
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2039	30	34,742
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2041	335	383,331
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2043	30	33,497
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2044	115	127,243
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2023 A, RB	5.00%	08/15/2033	40	48,808
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2033	25	29,849
California (State of) Infrastructure & Economic Development Bank (The J. Paul Getty Trust), Series 2020 A-1, Ref. RB	5.00%	04/01/2033	180	217,865
California (State of) Infrastructure & Economic Development Bank (The J. Paul Getty Trust), Series 2023, Ref. RB	5.00%	04/01/2033	25	30,259
California (State of) Public Finance Authority (Sharp Healthcare), Series 2024 A, Ref. RB	5.00%	08/01/2033	45	54,281
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2033	60	71,878
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2036	20	23,527
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	5.00%	11/01/2037	70	81,920
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	5.00%	11/01/2038	30	34,839
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	4.50%	11/01/2043	10	10,605
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	5.00%	11/01/2044	15	16,596
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	5.00%	11/01/2045	45	49,289
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2033	$20	$ 23,566
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2035	45	53,345
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2038	205	237,657
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2033	50	59,898
California State University, Series 2016 A, Ref. RB	3.00%	11/01/2033	85	85,038
California State University, Series 2023 A, RB	5.25%	11/01/2048	295	322,656
California State University, Series 2023 A, RB	5.25%	11/01/2053	25	26,973
Central Unified School District, Series 2023 B, GO Bonds	4.00%	08/01/2050	5	4,814
Central Unified School District, Series 2023 B, GO Bonds	5.25%	08/01/2052	220	236,035
East Bay Municipal Utility District, Series 2024 A, RB	5.00%	06/01/2040	25	28,850
East Bay Municipal Utility District, Series 2024 A, RB	5.00%	06/01/2044	30	33,430
East Bay Municipal Utility District, Series 2024 B, Ref. RB	5.00%	06/01/2044	20	22,287
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2033	5	6,074
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2041	20	22,953
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2042	175	198,745
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2054	130	138,031
East Side Union High School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2033	25	30,368
El Centro (City of), CA Financing Authority (Police Station), Series 2023 A, RB	4.25%	10/01/2047	120	121,068
El Rancho Unified School District (Election of 2016), Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	45	51,012
Hayward Area Recreation & Park District, Series 2023 B, GO Bonds	5.00%	08/01/2052	40	42,234
Imperial (County of), CA Community College District (Election of 2022), Series 2023 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2053	10	10,701
Imperial Irrigation District, Series 2016 C, Ref. RB	3.00%	11/01/2033	105	105,022
Indio Electric Financing Authority, Series 2023, RB	5.25%	01/01/2053	100	106,053
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	375	399,316
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	100	106,381
Kern High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2033	25	30,368
Los Angeles (City of), CA, Series 2023 A, RB	5.00%	02/01/2037	30	35,262
Los Angeles (City of), CA, Series 2023 A, RB	5.00%	02/01/2038	140	163,082
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2033	60	68,740
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2035	220	253,218
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2049	50	52,438
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.00%	07/01/2037	65	73,300
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.25%	07/01/2053	25	26,328
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	130	144,069
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	10	11,003
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	5	5,454
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2035	50	57,550
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2036	15	17,180
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2038	100	112,803
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2041	30	33,247
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2042	55	60,515
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2043	70	76,357
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2044	170	183,847
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2048	70	73,831
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2033	20	23,333
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2033	15	17,500
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2033	70	81,666
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2033	25	30,371
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2033	75	91,253
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2033	5	6,101
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2033	195	236,068
Los Angeles Unified School District, Series 2025 A, Ref. GO Bonds	5.00%	07/01/2033	5	6,053
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2037	45	52,442
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2038	60	69,290
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2039	$10	$ 11,472
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2040	50	56,863
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2041	95	107,570
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2042	115	129,029
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	230	249,802
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)(c)	5.00%	10/01/2033	30	36,266
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)(c)	5.00%	10/01/2033	5	6,044
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)(c)	5.00%	10/01/2033	5	6,044
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)(c)	5.00%	10/01/2033	5	6,044
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)	5.00%	10/01/2033	20	24,177
Los Angeles Unified School District (Green Bonds), Series 2023, COP	5.00%	10/01/2035	25	29,787
Los Angeles Unified School District (Green Bonds), Series 2023, COP	5.00%	10/01/2038	5	5,781
Manteca Unified School District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2053	50	53,802
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2033	20	23,907
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	195	209,148
Modesto Irrigation District, Series 2023 A, RB	5.25%	10/01/2048	60	65,304
Norwalk-La Mirada Unified School District, Series 2023 F, GO Bonds	5.00%	08/01/2051	170	179,800
Oak Grove School District, Series 2023 A-2, GO Bonds	5.00%	08/01/2052	90	94,605
Oakland (City of), CA, Series 2023 D, GO Bonds	5.25%	07/15/2048	50	53,833
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2048	150	161,279
Ontario Montclair School District, Series 2023 C, GO Bonds	5.25%	08/01/2052	5	5,325
Redwood City School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2048	90	96,280
Redwood City School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2052	50	52,950
Rialto Unified School District (Election of 2022), Series 2023, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	40	41,781
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	265	284,111
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	95	100,681
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2033	10	12,232
Sacramento Transportation Authority (Measure A), Series 2023 A, Ref. RB	5.00%	10/01/2037	20	23,741
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2033	30	36,596
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2036	40	47,839
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2038	5	5,888
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	5.25%	08/01/2048	55	60,384
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2035	20	23,933
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2036	55	65,509
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2037	65	76,793
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2038	25	29,165
San Diego Unified School District (Election of 2008), Series 2023, GO Bonds	5.00%	07/01/2048	30	32,171
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	80	89,674
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	155	166,219
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2053	50	52,784
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2033	15	17,767
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2033	15	18,179
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	105	117,440
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023, Ref. RB	5.25%	05/01/2048	135	147,114
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, RB	5.25%	11/01/2048	35	38,452
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2033	30	35,798
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	5.00%	11/01/2036	105	125,912
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2038	60	64,979
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	5.00%	11/01/2038	110	129,746
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.00%	11/01/2043	75	84,762
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	120	131,835
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	10	10,784
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Transbay Infrastructure), Series 2023, RB, (INS - AGI)(a)	5.25%	08/01/2053	$130	$ 139,322
San Francisco (City of), CA, Series 2023, Ref. RB	5.00%	11/01/2035	55	66,439
San Francisco (City of), CA, Series 2025, Ref. RB	5.00%	11/01/2033	10	12,224
San Joaquin Hills Transportation Corridor Agency, Series 2021 A, Ref. RB	5.00%	01/15/2033	115	129,373
San Mateo County Transit District, Series 2025 A, Ref. RB	5.00%	06/01/2033	5	6,067
San Mateo Foster City School District (Election of 2020), Series 2025 C, GO Bonds	5.00%	08/01/2051	75	79,607
Santa Clara Unified School District, Series 2024, Ref. GO Bonds	5.00%	07/01/2033	20	24,288
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2033	35	42,363
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2035	60	71,798
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2036	60	71,421
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2033	80	90,640
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023, RB	5.00%	07/01/2035	150	172,649
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023, RB	5.00%	07/01/2037	5	5,680
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023, RB	5.00%	07/01/2039	25	27,987
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023-1A, RB	5.00%	07/01/2048	210	221,494
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023-1A, RB	5.25%	07/01/2053	215	227,137
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2033	100	116,284
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2033	20	23,771
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2035	175	205,060
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2037	20	23,077
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2033	165	196,115
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2035	50	58,589
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2036	100	116,469
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2037	275	317,315
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2038	265	303,223
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2039	10	11,342
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	300	336,248
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	80	89,194
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	155	171,347
University of California, Series 2023 BQ, RB	5.00%	05/15/2033	70	83,200
University of California, Series 2023 BQ, RB	5.00%	05/15/2035	165	193,343
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2033	55	65,372
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2033	165	196,115
University of California, Series 2024, Ref. RB	5.00%	05/15/2033	30	35,657
University of California, Series 2025, Ref. RB	5.00%	05/15/2033	10	11,886
Victor Valley Community College District (Election of 2008), Series 2024 E, GO Bonds	5.00%	08/01/2051	200	210,093
Washington Township Health Care District, Series 2023 A, RB	5.75%	07/01/2048	5	5,333
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2048	165	180,500
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.50%	08/01/2053	125	135,942
				20,459,786
Colorado-0.88%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2025, GO Bonds	5.50%	12/01/2033	10	12,253
Board of Governors of Colorado State University System, Series 2013 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	03/01/2033	100	115,245
Bromley Park Metropolitan District No. 2, Series 2023, Ref. GO Bonds, (INS - BAM)(a)	5.38%	12/01/2053	50	53,154
Centennial Water & Sanitation District, Series 2024, RB	5.25%	12/01/2053	175	187,132
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2033	25	28,565
Colorado (State of) Regional Transportation District (Fastracks), Series 2023 A, Ref. RB	5.00%	11/01/2037	25	28,663
Colorado Springs (City of), CO, Series 2023 A, RB	5.25%	11/15/2048	5	5,401
Colorado Springs (City of), CO, Series 2023 A, RB	5.25%	11/15/2053	200	212,820
Colorado Springs School District No. 11 Facilities Corp., Series 2024, COP, (INS - BAM)(a)	5.25%	12/15/2048	65	69,220
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2033	$5	$ 5,881
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2040	5	5,609
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2041	10	11,181
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2042	30	33,206
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2035	30	34,998
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2036	45	52,102
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2037	75	86,209
Midtown Clear Creek Metropolitan District, Series 2023 A, Ref. GO Bonds, (INS - BAM)(a)	5.00%	12/01/2053	70	73,376
University of Colorado, Series 2017 A-2, Ref. RB(b)	3.00%	06/01/2033	25	25,013
University of Colorado, Series 2017 A-2, Ref. RB	3.00%	06/01/2033	15	15,002
				1,055,030
Connecticut-1.68%
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2033	100	108,599
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2033	45	52,282
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2033	10	11,791
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2033	5	5,848
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2033	60	70,314
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2033	195	230,850
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2033	100	117,257
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2033	30	35,537
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	3.00%	06/01/2033	30	30,360
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2034	35	40,594
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2035	40	46,122
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2036	30	34,350
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2037	215	244,450
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2038	25	28,267
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2039	75	84,393
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2041	45	50,039
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2042	15	16,814
Connecticut (State of) (Transportation Infrastructure), Series 2023 A, RB(b)	5.00%	07/01/2033	90	105,658
Connecticut (State of) (Transportation Infrastructure), Series 2023 A, RB	5.00%	07/01/2033	35	41,218
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 1999, RB	5.00%	07/01/2033	470	555,927
New Haven (City of), CT, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/01/2033	50	58,031
University of Connecticut, Series 2023 A, RB	5.25%	11/15/2048	50	54,427
				2,023,128
Delaware-0.23%
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2033	10	11,813
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2035	90	105,197
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	70	81,289
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	25	28,647
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	40	45,576
				272,522
District of Columbia-2.25%
District of Columbia, Series 2022 A, RB	5.00%	07/01/2033	150	173,275
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2033	90	104,635
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2035	90	103,872
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2036	45	51,624
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2037	45	51,216
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2038	100	112,746
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2039	15	16,827
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2041	15	16,582
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2042	5	5,495
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2045	120	128,630
District of Columbia, Series 2023 A, GO Bonds	5.25%	01/01/2048	125	133,683
District of Columbia, Series 2023 A, RB	5.00%	05/01/2038	95	107,605
District of Columbia, Series 2023 A, RB	5.00%	05/01/2040	60	67,066
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2023 A, RB	5.00%	05/01/2041	$20	$ 22,263
District of Columbia, Series 2023 A, RB	5.00%	05/01/2042	15	16,577
District of Columbia, Series 2023 A, RB	5.00%	05/01/2043	260	285,061
District of Columbia, Series 2023 A, RB	5.25%	05/01/2048	290	311,179
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2033	20	23,463
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2033	5	5,883
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2035	35	40,415
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2041	25	27,512
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2044	110	117,635
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2041	10	11,005
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2042	50	54,387
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2048	155	161,558
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.50%	07/15/2051	205	219,616
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.25%	07/15/2053	80	84,067
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2036	40	45,797
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2037	30	34,084
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2039	75	84,068
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2040	40	44,477
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2042	40	43,510
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2043	5	5,395
				2,711,208
Florida-3.02%
Brevard (County of), FL, Series 2023, RB	5.50%	09/01/2053	165	179,522
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.60%	03/01/2048	170	183,587
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	10/01/2053	40	42,676
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2033	50	58,848
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2033	5	5,885
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2033	245	288,353
Florida (State of), Series 2025 A, Ref. GO Bonds	5.00%	06/01/2033	55	64,732
Florida (State of) Board of Governors (University of North Florida), Series 2023 A, RB, (INS - BAM)(a)	5.00%	11/01/2053	25	25,817
Florida (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	07/01/2033	20	23,671
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2033	175	174,872
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2048	170	187,790
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2053	70	76,349
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant), Series 2023, RB	5.50%	09/01/2048	30	33,139
Fort Myers (City of), FL, Series 2023, Ref. RB	5.50%	10/01/2049	55	59,723
Fort Myers (City of), FL, Series 2023, Ref. RB	5.25%	10/01/2053	50	53,065
Hillsborough (County of), FL, Series 2023, GO Bonds	5.00%	07/01/2053	150	156,954
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.25%	10/01/2048	100	107,549
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.50%	10/01/2053	30	32,420
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2033	5	5,890
JEA Electric System, Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2033	30	35,410
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.00%	10/01/2044	5	5,448
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.50%	10/01/2054	300	326,857
Manatee (County of), FL, Series 2023, RB	5.25%	10/01/2048	150	161,526
Manatee (County of), FL, Series 2023, RB	5.50%	10/01/2053	150	162,649
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2033	10	11,601
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2035	35	40,226
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2036	45	51,347
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2037	5	5,658
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2038	155	175,242
Miami (City of), FL, Series 2023 A, RB	5.00%	03/01/2048	185	192,791
Miami (City of), FL, Series 2023 A, RB	5.25%	03/01/2053	5	5,250
Miami-Dade (County of), FL, Series 2024, RB	5.00%	04/01/2054	40	41,332
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(a)	5.25%	04/01/2033	25	28,697
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023, RB	5.00%	10/01/2041	55	60,398
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Orange (County of), FL School Board, Series 2024 A, COP	5.00%	08/01/2033	$15	$ 17,586
Orlando (City of), FL Utilities Commission, Series 2023 A, RB	5.00%	10/01/2048	100	105,733
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2036	60	68,634
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2037	25	28,360
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2038	15	16,874
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2039	20	22,341
Pasco (City of), FL, Series 2023, RB, (INS - AGI)(a)	5.00%	09/01/2048	75	77,103
Sarasota (County of), FL School Board, Series 2023 A, COP	5.00%	07/01/2036	85	97,533
Sarasota (County of), FL School Board, Series 2023 B, COP	5.00%	07/01/2035	40	46,376
Sarasota (County of), FL School Board, Series 2023 B, COP	5.00%	07/01/2037	60	68,533
St. Lucie (County of), FL School Board, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2048	25	25,976
				3,640,323
Georgia-1.66%
Atlanta (City of), GA, Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2033	135	159,321
Atlanta (City of), GA (Green Bonds), Series 2023 B-1, RB	5.00%	07/01/2053	175	182,269
Atlanta (City of), GA (Social Bonds), Series 2023, RB	5.00%	07/01/2044	5	5,424
Augusta (City of), GA, Series 2024 A, Ref. RB	5.00%	10/01/2033	70	82,306
Augusta (City of), GA (Wellstar Health System, Inc.), Series 2023, Ref. RB, (INS - AGI)(a)	5.13%	04/01/2053	25	26,211
Columbia (City of), GA (Wellstar Health System, Inc.), Series 2023, RAC	5.13%	04/01/2048	5	5,246
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2033	85	98,855
Fulton (County of), GA, Series 2025, Ref. RB	5.00%	01/01/2033	5	5,855
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2033	5	5,811
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2033	30	35,299
Georgia (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2033	25	29,645
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2036	300	349,208
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2037	5	5,777
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2038	190	218,091
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	2.50%	02/01/2033	50	49,537
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGI)(a)	5.00%	07/01/2064	125	126,866
Georgia (State of) Municipal Electric Authority (Project One), Series 2024 B, Ref. RB	5.00%	01/01/2033	40	46,132
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2033	55	63,709
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/01/2033	5	5,914
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2033	45	53,227
Private Colleges & Universities Authority (Emory University), Series 2023 B, RB	5.00%	09/01/2033	250	294,560
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.00%	09/01/2033	125	147,280
				1,996,543
Hawaii-0.08%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2033	25	25,003
Honolulu (City & County of), HI, Series 2025 D, Ref. GO Bonds	5.00%	07/01/2033	20	23,597
Honolulu (City & County of), HI, Series 2025 F, Ref. GO Bonds	5.00%	07/01/2033	25	29,497
Honolulu (City & County of), HI (Green Bonds), Series 2023, RB	5.25%	07/01/2053	15	15,991
				94,088
Idaho-0.36%
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.00%	08/15/2040	35	39,486
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.00%	08/15/2041	25	28,108
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.25%	08/15/2048	250	269,525
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2033	80	94,156
				431,275
Illinois-4.10%
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	11/01/2048	70	73,859
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2053	115	120,403
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	11/01/2053	25	26,161
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2033	200	228,989
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2041	125	129,642
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL, Series 2024 B, Ref. GO Bonds	5.00%	01/01/2033	$350	$ 379,006
Chicago (City of), IL, Series 2025 B, GO Bonds	5.00%	01/01/2033	50	54,144
Chicago (City of), IL (O’Hare International Airport), Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	01/01/2041	240	264,946
Chicago (City of), IL (O’Hare International Airport), Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	01/01/2043	25	27,146
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2033	30	34,722
Chicago (City of), IL Board of Education, Series 2023, RB	5.25%	04/01/2037	25	27,661
Chicago (City of), IL Board of Education, Series 2023, RB	5.25%	04/01/2039	165	180,378
Chicago (City of), IL Board of Education, Series 2023, RB	5.00%	04/01/2041	25	26,641
Chicago (City of), IL Board of Education, Series 2023, RB	5.75%	04/01/2048	80	85,203
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2007 C, Ref. GO Bonds	5.25%	12/01/2033	50	59,952
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2033	10	11,615
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2035	125	143,408
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2033	70	80,140
Illinois (State of), Series 2016 D, Ref. RB	3.00%	06/15/2033	85	84,023
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2033	45	50,648
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2033	155	175,640
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2033	5	5,631
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2033	45	51,892
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2035	50	56,803
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2036	70	78,798
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2037	15	16,736
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2038	75	83,014
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2039	100	109,565
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2044	10	10,467
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2045	15	15,584
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2048	445	453,778
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2033	105	118,645
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2033	60	68,792
Illinois (State of), Series 2024 B, GO Bonds	5.00%	10/01/2036	5	5,625
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2033	40	45,739
Illinois (State of), Series 2025 C, GO Bonds	5.25%	09/01/2033	85	99,470
Illinois (State of) Finance Authority (Green Bonds), Series 2025 B, RB	5.00%	07/01/2033	10	11,747
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2048	100	106,171
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2054	10	10,508
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 B, Ref. RB	5.00%	04/01/2033	65	75,348
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.00%	04/01/2033	120	139,103
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2033	65	75,839
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2023, RB	5.25%	10/01/2057	100	105,290
Illinois (State of) Municipal Electric Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	02/01/2033	30	34,781
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	185	203,604
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2043	75	82,933
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2044	150	162,067
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2045	160	174,136
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2033	100	114,792
Sales Tax Securitization Corp., Series 2023 A, Ref. RB	5.00%	01/01/2033	40	45,917
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2035	90	102,105
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2033	10	11,448
				4,940,655
Indiana-1.04%
Indiana (State of) Finance Authority, Series 2023 A, RB	5.00%	10/01/2046	25	26,240
Indiana (State of) Finance Authority (Citizens Energy Group), Series 2023, Ref. RB	5.00%	10/01/2035	40	46,377
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2033	15	17,247
Indiana (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	02/01/2035	65	75,493
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2041	25	27,571
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2042	100	109,040
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	175	179,616
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2033	40	45,308
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.00%	03/01/2053	$10	$ 10,418
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.00%	03/01/2058	150	155,457
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.25%	03/01/2067	250	261,446
Indianapolis Local Public Improvement Bond Bank (Circle City Forward Phase II), Series 2023, RB	5.25%	02/01/2048	125	133,807
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority), Series 2023, RB	5.00%	01/01/2048	50	51,941
Indianapolis Local Public Improvement Bond Bank (Metropolitan Throughfare), Series 2024, RB	5.00%	01/01/2043	20	21,783
Indianapolis Local Public Improvement Bond Bank (Metropolitan Throughfare), Series 2024, RB	5.00%	01/01/2044	80	86,326
				1,248,070
Iowa-0.35%
Iowa (State of) Finance Authority (Green Bonds), Series 2023 B, Ref. RB	5.00%	08/01/2036	35	40,584
Iowa (State of) Finance Authority (Green Bonds), Series 2023, RB	5.25%	08/01/2048	100	107,652
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2035	155	181,159
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2037	10	11,509
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2039	50	56,857
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2041	5	5,621
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2042	20	22,283
				425,665
Kansas-0.03%
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2033	30	35,483
Kentucky-0.74%
Christian County School District Finance Corp., Series 2023, RB, (INS - AGI)(a)	4.50%	10/01/2053	150	150,248
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2033	20	23,353
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2023 A, Ref. RB	5.00%	10/01/2040	160	175,414
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2023 A, Ref. RB	5.00%	10/01/2041	20	21,833
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2003, Ref. RB	2.00%	10/01/2033	5	4,496
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023 A, Ref. RB	5.00%	05/15/2035	180	208,339
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2051	40	41,924
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 B, Ref. RB	5.00%	05/15/2036	155	177,993
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2053	50	52,333
University of Kentucky, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	10/01/2033	35	34,979
				890,912
Louisiana-0.98%
Ernest N. Morial New Orleans Exhibition Hall Authority, Series 2023, RB	5.50%	07/15/2053	250	262,295
Lafayette (City of), LA, Series 2023, RB, (INS - BAM)(a)	5.13%	11/01/2048	10	10,603
Louisiana (State of), Series 2017 B, GO Bonds	3.00%	10/01/2033	25	25,012
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2033	10	11,677
Louisiana (State of), Series 2023, RB	5.00%	09/01/2033	45	52,751
Louisiana (State of), Series 2024 A, RB	5.00%	05/01/2033	15	17,493
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2033	100	117,749
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2035	80	93,100
Louisiana (State of) Public Facilities Authority, Series 2017, Ref. RB	5.25%	10/01/2046	100	101,294
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2036	10	11,372
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2041	210	229,953
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2048	100	104,286
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.25%	07/01/2053	135	141,201
				1,178,786
Maine-0.00%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2023 B, RB, (INS - AGI)(a)	5.25%	07/01/2048	5	5,308
Maryland-1.44%
Baltimore (County of), MD (84th Issue), Series 2023, GO Bonds	5.00%	03/01/2053	70	73,661
Maryland (State of), First Series 2024 A, GO Bonds	5.00%	06/01/2033	105	123,964
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2033	165	190,869
Maryland (State of) (Bidding Group 2), First Series 2023 A, GO Bonds	5.00%	03/15/2035	60	69,875
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) (Bidding Group 2), Series 2019 A, GO Bonds	2.13%	08/01/2033	$50	$ 46,891
Maryland (State of) (Bidding Group 2), Series 2023, A GO Bonds	5.00%	03/15/2036	100	115,431
Maryland (State of) Department of Transportation, Series 2019, RB	2.50%	10/01/2033	150	145,946
Maryland (State of) Department of Transportation, Series 2021 A, RB	3.00%	10/01/2033	30	30,289
Maryland (State of) Department of Transportation, Series 2025 B, RB	5.00%	10/01/2038	180	205,666
Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Health System), Series 2023, Ref. RB	5.25%	07/01/2053	155	159,242
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2036	240	274,292
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2035	100	115,090
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2037	50	56,651
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2033	40	40,358
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2033	65	76,739
Prince George’s (County of), MD, Series 2021 A, GO Bonds	3.00%	07/01/2033	10	10,149
				1,735,113
Massachusetts-4.27%
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2040	95	108,920
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2041	65	74,396
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2042	50	56,726
Boston (City of), MA, Series 2023, A GO Bonds	5.00%	11/01/2035	25	29,789
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2033	100	119,656
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2037	10	11,744
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2040	30	34,404
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2042	5	5,653
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	3.00%	11/01/2033	80	80,216
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2033	15	17,346
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2033	70	81,875
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2033	45	53,697
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2035	35	41,070
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2036	70	81,547
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2040	15	16,982
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2043	250	275,738
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2048	410	433,042
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2053	35	36,513
Massachusetts (Commonwealth of), Series 2023 B, GO Bonds	5.00%	10/01/2036	15	17,547
Massachusetts (Commonwealth of), Series 2023 B, GO Bonds	5.00%	10/01/2037	35	40,638
Massachusetts (Commonwealth of), Series 2023 B, RB	5.00%	06/01/2050	20	21,021
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2033	50	59,210
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2035	115	134,943
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2036	20	23,299
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2037	75	86,719
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2038	35	40,205
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2041	130	145,898
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2043	35	38,603
Massachusetts (Commonwealth of), Series 2023 C, GO Bonds	5.00%	10/01/2048	345	365,362
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2039	30	34,351
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2041	20	22,522
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2042	20	22,331
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2043	70	77,430
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2052	120	125,544
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2053	175	182,944
Massachusetts (Commonwealth of), Series 2023, GO Bonds	5.00%	05/01/2033	20	23,684
Massachusetts (Commonwealth of), Series 2023, GO Bonds	5.00%	05/01/2037	15	17,344
Massachusetts (Commonwealth of), Series 2023, GO Bonds	5.00%	05/01/2038	115	132,101
Massachusetts (Commonwealth of), Series 2023, RB	5.00%	06/01/2048	230	244,091
Massachusetts (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	07/01/2033	20	23,746
Massachusetts (Commonwealth of), Series 2025 E, GO Bonds	5.00%	08/01/2033	10	11,888
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2023, RB	5.00%	06/01/2053	330	344,616
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2023 A-1, RB	5.00%	07/01/2043	$50	$ 55,390
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2033	55	65,546
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2033	5	5,959
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.00%	07/01/2041	20	22,581
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.00%	07/01/2042	15	16,782
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2048	165	177,590
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2053	365	388,196
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2023, RB	5.00%	02/01/2042	10	11,115
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2023, RB	5.00%	02/01/2044	5	5,457
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2023-25B, RB	5.00%	02/01/2041	10	11,205
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2048	285	290,600
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2023 FF, Ref. RB	5.00%	10/01/2048	135	142,469
Massachusetts (Commonwealth of) Health & Educational Facilities Authority, Series 2005, Ref. RB	5.00%	11/01/2033	20	23,928
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2033	5	5,919
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2023 B, Ref. RB	5.25%	08/01/2048	105	113,162
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2023 C, RB	5.00%	08/01/2033	15	17,900
				5,149,150
Michigan-1.54%
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2033	30	35,197
Great Lakes Water Authority, Series 2025 A, RB	5.00%	07/01/2033	50	58,662
Great Lakes Water Authority, Series 2025 A, Ref. RB	5.00%	07/01/2033	10	11,732
Great Lakes Water Authority, Series 2025 B, Ref. RB	5.00%	07/01/2033	25	29,294
Kentwood Public Schools, Series 2023 II, GO Bonds, (INS - AGI)(a)	5.00%	05/01/2053	100	104,320
Lansing (City of), MI, Series 2023 B, GO Bonds, (INS - AGI)(a)	5.00%	06/01/2048	50	52,450
Michigan (State of), Series 2023, RB	5.00%	11/15/2033	125	148,368
Michigan (State of), Series 2023, RB	5.00%	11/15/2035	40	46,828
Michigan (State of), Series 2023, RB	5.00%	11/15/2036	15	17,429
Michigan (State of), Series 2023, RB	5.00%	11/15/2037	75	86,572
Michigan (State of), Series 2023, RB	5.00%	11/15/2039	20	22,715
Michigan (State of), Series 2023, RB	5.00%	11/15/2040	155	174,256
Michigan (State of), Series 2023, RB	5.00%	11/15/2041	60	67,248
Michigan (State of), Series 2023, RB	5.00%	11/15/2042	5	5,547
Michigan (State of), Series 2023, RB	5.00%	11/15/2043	80	87,784
Michigan (State of), Series 2023, RB	5.00%	11/15/2046	105	112,043
Michigan (State of), Series 2023, RB	5.25%	11/15/2049	250	267,744
Michigan (State of), Series 2023, RB	5.50%	11/15/2049	110	119,679
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, RB	5.00%	04/15/2033	5	5,863
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2033	5	5,691
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2024, RB	5.00%	10/01/2033	20	23,714
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	3.00%	11/15/2033	65	64,923
Michigan Technological University, Series 2023 C, RB, (INS - AGI)(a)	5.25%	10/01/2053	45	47,384
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2047	25	26,272
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2052	205	212,328
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2023, RB, (INS - AGI)(a)	5.25%	12/01/2048	15	16,045
				1,850,088
Minnesota-0.83%
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2033	50	58,991
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2033	55	64,890
Minnesota (State of), Series 2023, COP	5.00%	11/01/2035	50	58,592
Minnesota (State of), Series 2023, COP	5.00%	11/01/2036	60	69,741
Minnesota (State of), Series 2023, COP	5.00%	11/01/2037	80	92,317
Minnesota (State of), Series 2023, COP	5.00%	11/01/2039	5	5,699
Minnesota (State of), Series 2023, COP	5.00%	11/01/2042	210	233,566
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2033	50	58,991
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2025 E, Ref. GO Bonds	5.00%	08/01/2033	$25	$ 29,496
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2033	25	29,439
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2035	90	104,453
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2036	30	34,575
Rochester (City of), MN, Series 2016 B, Ref. RB	5.00%	11/15/2033	50	58,923
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2033	10	11,493
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2025, Ref. RB	5.00%	07/01/2033	80	91,204
				1,002,370
Missouri-1.27%
Hazelwood School District, Series 2023 A, Ref. GO Bonds, (INS - BAM)(a)	5.00%	03/01/2033	65	73,865
Missouri (State of) Environmental Improvement & Energy Resources Authority (Union Electric Co.), Series 1998 A, Ref. RB	2.90%	09/01/2033	70	67,053
Missouri (State of) Environmental Improvement & Energy Resources Authority (Union Electric Co.), Series 1998, Ref. RB	2.75%	09/01/2033	15	14,438
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2023 A, RB	5.00%	05/01/2033	280	325,530
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.00%	12/01/2052	260	269,980
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2033	75	84,960
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	4.00%	05/01/2033	35	38,821
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2033	265	312,061
St. Louis (City of), MO, Series 2015 B, Ref. RB, (INS - AGI)(a)	3.25%	12/15/2033	345	345,064
				1,531,772
Nebraska-0.74%
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2048	65	69,538
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2053	40	42,371
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.25%	02/01/2048	30	32,094
Omaha (City of), NE Public Power District, Series 2024 A, RB	5.50%	02/01/2054	250	270,105
Omaha (City of), NE Public Power District, Series 2024 B, Ref. RB	5.00%	02/01/2036	85	98,665
Omaha (City of), NE Public Power District, Series 2024 B, Ref. RB	5.00%	02/01/2038	40	45,747
Omaha (City of), NE Public Power District, Series 2024 B, Ref. RB	5.00%	02/01/2039	140	158,962
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2016, Ref. RB	3.00%	01/01/2033	170	169,997
				887,479
Nevada-0.92%
Clark (County of), NV, Series 2021, Ref. GO Bonds	3.00%	11/01/2033	55	55,760
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2038	20	22,668
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2039	25	28,155
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2040	10	11,173
Clark (County of), NV, Series 2023, RB	4.00%	07/01/2042	200	204,393
Clark (County of), NV Water Reclamation District, Series 2023, GO Bonds	5.00%	07/01/2046	5	5,330
Las Vegas (City of), NV Convention & Visitors Authority, Series 2023 A, RB	5.00%	07/01/2049	65	67,769
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2033	75	75,828
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2033	30	35,352
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2035	100	117,286
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	25	29,101
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	5	5,708
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	50	56,735
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2040	40	44,996
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2043	210	230,293
Truckee Meadows Water Authority, Series 2024, RB	5.00%	07/01/2033	95	111,877
				1,102,424
New Jersey-3.09%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB	5.00%	08/15/2053	200	210,234
New Jersey (State of) Economic Development Authority, Series 2024 SSS, Ref. RB	5.00%	06/15/2033	10	11,691
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	4.63%	09/01/2048	$50	$ 51,116
New Jersey (State of) Educational Facilities Authority (Stevenns Institute Technology), Series 2024 A-1, RB	5.00%	03/01/2033	20	23,679
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 B, RB	5.00%	06/15/2033	20	23,169
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.00%	06/15/2037	50	56,764
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.00%	06/15/2038	70	78,892
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	4.25%	06/15/2040	110	114,923
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.25%	06/15/2042	140	155,878
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2033	50	58,457
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2035	165	190,481
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2036	25	28,634
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2037	105	119,203
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2038	95	107,068
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2039	30	33,606
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2040	25	27,822
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2033	45	52,578
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2035	55	63,977
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2036	85	98,052
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2037	205	234,121
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2038	65	73,760
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2039	80	90,200
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2040	165	184,752
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2041	70	77,873
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2043	140	152,972
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2046	525	557,209
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.25%	06/15/2050	115	122,056
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2033	135	158,030
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2033	10	11,691
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2042	20	22,017
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.25%	01/01/2043	55	56,859
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	450	479,943
				3,727,707
New Mexico-0.09%
Farmington (City of), NM (San Juan and Four Corners), Series 2016 B, Ref. RB	2.15%	04/01/2033	40	35,911
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2033	65	76,127
				112,038
New York-18.23%
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2041	15	17,099
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2043	15	16,759
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2044	55	60,737
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2048	135	143,324
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2053	265	278,036
Battery Park (City of), NY Authority (Green Bonds), Series 2023 B, Ref. RB	5.00%	11/01/2033	10	12,034
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2033	10	11,633
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2033	5	5,948
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB	5.00%	09/01/2048	10	10,597
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB	5.00%	09/01/2053	80	83,826
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB, (INS - AGI)(a)	5.00%	09/01/2053	240	252,345
Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	11/15/2033	10	11,754
Metropolitan Transportation Authority, Series 2024 B, Ref. RB	5.00%	11/15/2033	20	23,508
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2033	20	23,508
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2033	30	35,261
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	3.13%	11/15/2033	170	170,251
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2053	85	88,471
Nassau (County of), NY, Series 2023 B, Ref. GO Bonds	5.00%	04/01/2036	15	17,449
Nassau (County of), NY, Series 2023 B, Ref. GO Bonds	5.00%	04/01/2037	5	5,769
Nassau (County of), NY, Series 2023 B, Ref. GO Bonds	5.00%	04/01/2038	45	51,518
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2033	$20	$ 19,976
New York & New Jersey (States of) Port Authority, Series 2023, Ref. RB	5.00%	07/15/2043	30	33,143
New York & New Jersey (States of) Port Authority, Series 2023-241, RB	5.00%	07/15/2053	20	20,923
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2040	45	51,013
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2048	10	10,611
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	100	104,615
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2033	5	5,897
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2040	60	68,017
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2042	205	228,455
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2043	35	38,667
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2048	40	42,444
New York & New Jersey (States of) Port Authority, Two Hundred Forty One Series 2023, RB	5.00%	07/15/2041	40	44,989
New York & New Jersey (States of) Port Authority, Two Hundred Forty Series 2023 Ref. RB	5.00%	07/15/2041	10	11,247
New York & New Jersey (States of) Port Authority, Two Hundred Forty Series 2023 Ref. RB	5.00%	07/15/2042	35	39,005
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2038	60	69,157
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023 Ref. RB	5.00%	12/01/2039	5	5,721
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Seventh Series 2022, RB	5.00%	01/15/2047	50	53,145
New York (City of), NY, Series 2013 E, GO Bonds	3.00%	08/01/2033	100	99,647
New York (City of), NY, Series 2015 F-1, GO Bonds	3.50%	06/01/2033	5	5,002
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2033	65	76,014
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2035	40	46,219
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2033	20	23,389
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2035	10	11,555
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2036	10	11,461
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2037	45	51,157
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2039	120	134,420
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2040	65	72,582
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2041	10	11,100
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2042	20	21,998
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2043	40	43,398
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2033	35	40,930
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2035	190	219,542
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2036	5	5,730
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2038	85	95,767
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	260	269,099
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2033	5	5,847
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2033	10	11,628
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2033	5	5,847
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2033	10	11,694
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2033	45	52,625
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2033	25	28,762
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2035	150	172,775
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2036	60	68,580
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2037	130	147,394
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2038	190	213,500
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2039	45	50,281
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2040	15	16,718
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2041	215	237,710
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	110	121,037
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2044	70	76,295
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	155	164,914
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2033	65	76,014
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2037	125	142,104
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2033	10	11,614
New York (City of), NY Municipal Water Finance Authority, Series 2023 AA-2, RB	5.00%	06/15/2035	40	47,419
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	105	113,286
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2035	40	47,023
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2038	15	17,121
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2046	$425	$ 451,878
New York (City of), NY Municipal Water Finance Authority, Series 2023, Ref. RB	5.25%	06/15/2046	10	10,822
New York (City of), NY Municipal Water Finance Authority, Subseries 2022 EE, Ref. RB	5.00%	06/15/2033	55	65,092
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	60	66,481
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	280	296,235
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-1, RB	5.25%	06/15/2054	20	21,138
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2035	90	106,790
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2036	360	423,629
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2039	235	268,110
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2044	10	10,897
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2045	250	269,731
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	200	216,709
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-2, Ref. RB	5.00%	06/15/2033	95	112,432
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2033	45	51,561
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2033	30	34,495
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2035	90	103,853
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2037	110	125,018
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2038	240	270,853
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2039	60	67,003
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2040	30	33,289
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2043	45	49,005
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	110	118,567
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	255	270,217
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2048	150	156,442
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	75	77,634
New York (City of), NY Transitional Finance Authority, Series 2023 C, RB	5.50%	05/01/2053	275	295,518
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2033	30	34,953
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2034	85	98,465
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2035	60	69,004
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2036	195	222,458
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2037	95	107,620
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2038	75	84,400
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2039	125	139,206
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2040	60	66,349
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	75	82,802
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2037	55	62,387
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2039	190	211,770
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2040	15	16,890
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2041	215	236,650
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	15	16,419
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	10	10,863
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2044	65	69,915
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	160	170,192
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2033	30	35,028
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2033	5	5,838
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2035	70	81,454
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2035	5	5,818
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2036	50	57,708
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2037	45	51,527
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2038	20	22,731
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2038	90	102,289
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2039	195	219,164
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2039	40	44,957
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2041	10	11,108
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2041	25	28,755
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2042	10	11,038
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2042	25	28,575
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2043	50	55,699
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2047	$10	$ 10,893
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	500	532,592
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	135	143,455
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	5	5,313
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2053	5	5,185
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2033	5	5,838
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2033	100	117,557
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2033	35	41,145
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2033	50	58,380
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2033	10	11,756
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2033	15	17,633
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2033	35	41,145
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	3.00%	02/01/2033	105	105,001
New York (City of), NY Transitional Finance Authority, Subseries 2023 A-1, RB	5.00%	05/01/2036	50	57,252
New York (City of), NY Transitional Finance Authority, Subseries 2023 F-1, RB	5.00%	02/01/2038	125	140,777
New York (City of), NY Transitional Finance Authority, Subseries 2024 D-1, Ref. RB	5.00%	11/01/2033	10	11,756
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2037	30	34,850
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2038	10	11,533
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2040	95	108,221
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2041	45	50,878
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2035	20	23,603
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2037	15	17,425
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2039	60	68,811
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2041	30	33,919
New York (State of) Dormitory Authority, Series 2019, RB	2.00%	07/01/2033	665	611,260
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2033	55	63,164
New York (State of) Dormitory Authority, Series 2023 A, RB	5.00%	10/01/2033	145	174,268
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2033	60	70,567
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2035	20	23,361
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2036	55	63,755
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2037	30	34,432
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2038	60	68,331
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2033	5	5,909
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2035	45	52,627
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2036	65	75,393
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2037	190	218,333
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2038	55	62,675
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2039	110	124,495
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2040	30	33,767
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2041	65	72,615
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2045	200	213,878
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2053	100	103,830
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2033	25	29,738
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2036	15	17,475
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2037	130	150,183
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2038	60	68,780
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2033	75	88,209
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2033	300	354,545
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2033	55	64,686
New York (State of) Dormitory Authority (Bidding Group 5), Series 2021 E, Ref. RB	5.00%	03/15/2033	50	57,422
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023 B, RB	5.00%	07/01/2033	10	11,776
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023 B, Ref. RB	5.00%	07/01/2035	15	17,347
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds), Series 2023, RB	5.00%	07/01/2048	335	352,584
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds), Series 2023, RB	5.00%	07/01/2053	105	109,287
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2033	$25	$ 30,084
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2035	80	95,179
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2038	30	34,835
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.25%	11/15/2039	60	70,383
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.25%	11/15/2040	120	140,274
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2033	20	23,988
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.25%	11/15/2042	5	5,716
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.13%	11/15/2058	180	190,358
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2033	125	145,554
New York Liberty Development Corp., Series 2021, Ref. RB	2.20%	11/15/2033	40	36,637
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2053	10	10,535
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2033	50	59,248
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2033	40	46,367
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2035	10	11,722
New York State Urban Development Corp., Series 2023, Ref. RB	5.00%	03/15/2035	30	35,009
New York State Urban Development Corp. (Bidding Group 1), Series 2024 A, RB	5.00%	03/15/2033	10	11,818
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2039	90	102,223
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2042	45	49,787
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	20	21,459
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2046	35	37,242
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	135	141,927
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2049	220	230,379
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	340	354,788
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2052	105	109,207
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2054	50	51,661
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2063	250	256,616
Triborough Bridge & Tunnel Authority, Series 2023 B, Ref. RB	5.00%	11/15/2038	5	5,647
Triborough Bridge & Tunnel Authority, Series 2023, Ref. RB	5.00%	11/15/2033	20	23,495
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2033	10	11,885
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2033	5	5,970
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	170	178,896
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.25%	11/15/2053	65	68,991
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2033	15	17,897
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2037	155	179,498
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2038	15	17,238
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2039	75	86,851
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2040	190	217,806
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2041	90	100,954
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2043	40	43,991
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, RB	5.00%	11/15/2033	35	41,601
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2035	25	29,478
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2036	145	169,360
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2034	25	29,193
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2035	85	98,590
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2036	85	97,593
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2037	60	68,252
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-2 RB	5.25%	05/15/2064	200	209,121
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Subseries 2023 B-1, RB	5.00%	11/15/2045	5	5,389
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2042	95	107,126
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	4.00%	11/15/2033	30	33,131
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2033	20	23,655
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	4.00%	11/15/2035	60	64,900
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2040	$20	$ 22,385
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2041	25	27,809
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2043	45	49,129
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2048	170	178,200
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.25%	05/15/2058	360	377,772
Westchester County Local Development Corp., Series 2024, RB	5.00%	07/01/2035	10	11,199
Westchester County Local Development Corp. (Blood Center), Series 2024, RB	5.00%	07/01/2038	20	21,940
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.00%	11/01/2047	30	31,029
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.75%	11/01/2048	200	218,257
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.00%	11/01/2051	45	46,031
				21,954,346
North Carolina-0.57%
Charlotte (City of), NC, Series 2023 A, RB	5.25%	07/01/2053	250	264,596
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2033	20	23,295
North Carolina (State of), Series 2020 B, RB	3.00%	05/01/2033	55	55,351
North Carolina (State of), Series 2025 A, RB	5.00%	05/01/2033	55	64,772
North Carolina (State of), Series 2025, Ref. RB	5.00%	03/01/2033	30	35,242
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2033	15	17,319
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2033	10	11,826
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2033	25	29,701
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2037	35	40,346
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2035	10	11,698
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2033	115	136,626
				690,772
North Dakota-0.13%
Grand Forks (City of), ND (Altru Health System), Series 2023 A, RB, (INS - AGI)(a)	5.00%	12/01/2053	160	162,435
Ohio-2.44%
Allen (County of), OH (Mercy Health), Series 2025, Ref. RB	5.00%	11/01/2033	25	29,161
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2033	135	135,016
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2035	40	46,797
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2036	50	58,032
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2037	45	51,840
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2039	25	28,420
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	3.00%	11/15/2033	55	55,417
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2033	85	99,668
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2035	20	23,164
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2036	180	207,270
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2037	70	80,100
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2033	25	29,512
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2036	45	52,050
Ohio (State of) (Infrastructure Improvement), Series 2023, Ref. GO Bonds	5.00%	09/01/2035	45	52,368
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2023, Ref. RB	5.00%	07/01/2036	40	45,377
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.00%	10/01/2048	160	167,791
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.25%	10/01/2053	110	116,087
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2033	20	23,352
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2039	50	56,277
Ohio (State of) Water Development Authority, Series 2023 A, RB	5.00%	12/01/2037	10	11,547
Ohio (State of) Water Development Authority (Green Bonds), Series 2023 A, RB	5.00%	12/01/2033	45	53,334
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	3.00%	12/01/2033	105	106,068
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023, RB	5.00%	12/01/2033	250	296,302
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 B, Ref. RB	5.00%	12/01/2033	$15	$ 17,862
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2037	370	423,905
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2039	45	50,920
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2040	270	303,495
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2041	5	5,613
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2033	55	65,495
Ohio State University (The), Series 2023, RB	5.25%	12/01/2046	30	32,429
Ohio State University (The) (Green Bonds), Series 2023, RB	5.00%	12/01/2033	65	76,075
Ohio State University (The) (Green Bonds), Series 2023, RB	5.00%	12/01/2034	5	5,824
Ohio State University (The) (Green Bonds), Series 2023, RB	5.00%	12/01/2035	90	103,986
Troy City School District, Series 2024, GO Bonds	5.00%	12/01/2054	30	31,521
				2,942,075
Oklahoma-0.42%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.00%	09/01/2033	5	5,754
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2023, RB	5.00%	06/01/2033	5	5,769
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2036	165	188,152
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2037	50	56,592
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2038	20	22,435
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2039	5	5,577
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2040	55	60,944
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2041	20	22,034
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2042	20	21,878
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2033	100	116,342
				505,477
Oregon-1.46%
Deschutes County Administrative School District No.1 Bend-La Pine, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	06/15/2033	160	160,143
Oregon (State of), Series 2023, GO Bonds	5.00%	05/01/2033	5	5,899
Oregon (State of), Series 2023, GO Bonds	5.00%	05/01/2035	65	75,937
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2033	5	5,899
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2036	15	17,400
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2038	40	45,663
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2039	120	135,880
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2037	55	63,354
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2041	95	106,308
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2043	55	60,229
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2035	55	63,676
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2036	150	172,435
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2037	50	57,051
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2038	45	50,975
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2040	115	128,775
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2041	70	77,873
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2041	10	11,175
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2043	65	71,430
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2033	45	53,027
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2034	35	41,045
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2035	15	17,460
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2047	100	106,380
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2037	165	190,037
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2038	25	28,518
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
State of Oregon Department of Transportation, Series 2024, RB	5.00%	05/15/2033	$5	$ 5,892
Tualatin Valley Water District, Series 2023, RB	5.00%	06/01/2053	5	5,212
				1,757,673
Pennsylvania-3.59%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2023, Ref. RB	5.00%	08/01/2033	35	41,320
Bethel Park School District, Series 2023, GO Bonds	5.00%	08/01/2046	5	5,350
Delaware Valley Regional Finance Authority, Series 2023 A, Ref. RB	4.00%	03/01/2033	45	48,425
Pennsylvania (Commonwealth of), First Series 2023 A, GO Bonds	5.00%	09/01/2033	55	64,310
Pennsylvania (Commonwealth of), First Series 2023 B, Ref. GO Bonds	5.00%	09/01/2035	240	279,742
Pennsylvania (Commonwealth of), First Series 2023 B, Ref. GO Bonds	5.00%	09/01/2036	70	80,993
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	4.00%	09/01/2040	300	311,962
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	4.00%	09/01/2041	20	20,716
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds, (INS - AGI)(a)	3.00%	09/15/2033	445	445,151
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2033	45	52,210
Pennsylvania (Commonwealth of), Series 2023, Ref. GO Bonds	5.00%	09/01/2033	5	5,846
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2033	95	111,014
Pennsylvania (Commonwealth of) (Bid Group B), First Series 2023 B, GO Bonds	5.00%	09/01/2037	135	155,088
Pennsylvania (Commonwealth of) (Bid Group B), First Series 2023 B, GO Bonds	5.00%	09/01/2038	180	205,452
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023 C, Ref. GO Bonds	5.00%	09/01/2039	25	28,369
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	3.38%	11/15/2033	195	195,997
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2033	40	46,902
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2034	260	303,065
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2039	505	569,765
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2040	15	16,773
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2033	25	29,116
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 A, Ref. RB	5.00%	12/01/2033	60	69,776
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2035	80	92,647
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2053	90	94,083
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.25%	12/01/2053	160	169,870
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023, Ref. RB	5.00%	12/01/2037	55	63,178
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2035	40	46,669
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2037	205	235,355
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2040	45	50,622
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2043	40	43,826
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	4.50%	09/01/2048	140	142,067
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.50%	09/01/2053	20	21,580
Philadelphia School District (The), Series 2023 A, GO Bonds	5.25%	09/01/2043	75	82,620
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2033	25	29,362
Pittsburgh (City of), PA Water & Sewer Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	09/01/2048	25	26,213
Pittsburgh (City of), PA Water & Sewer Authority, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2037	45	51,369
Temple University-of The Commonwealth System of Higher Education, First Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	04/01/2033	10	11,691
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(a)	3.13%	08/15/2033	70	70,227
				4,318,721
Rhode Island-0.23%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2022 A, RB	5.00%	09/01/2033	70	80,937
Rhode Island Health & Educational Building Corp. (Brown University), Series 2024, RB	5.00%	09/01/2035	45	52,485
Rhode Island Health & Educational Building Corp. (Brown University), Series 2024, RB	5.00%	09/01/2036	50	57,852
Rhode Island Health & Educational Building Corp. (Providence College), Series 2023, RB	5.00%	11/01/2047	85	88,995
				280,269
Tennessee-1.07%
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 A, Ref. RB	5.00%	07/01/2033	70	79,556
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 B, RB	5.00%	07/01/2033	$160	$ 182,068
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2059	150	158,879
Memphis (City of), TN, Series 2024 B, Ref. GO Bonds	5.00%	04/01/2042	105	115,906
Memphis (City of), TN, Series 2024 B, Ref. GO Bonds	5.00%	04/01/2043	5	5,470
Memphis (City of), TN, Series 2024 B, Ref. GO Bonds	5.00%	04/01/2044	130	140,865
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	3.00%	01/01/2033	95	95,720
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2023, RB	5.00%	07/01/2033	40	46,434
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2022 A, GO Bonds	5.00%	01/01/2033	20	22,894
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2048	45	46,950
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2033	45	53,191
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2035	35	40,944
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	25	29,035
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2037	105	121,037
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	90	103,005
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	20	22,746
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2040	20	22,615
				1,287,315
Texas-12.11%
Arlington Higher Education Finance Corp. (Trinity Basin Preparatory, Inc.), Series 2023, RB, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	190	198,694
Austin (City of), TX, Series 2023, Ref. GO Bonds	5.00%	09/01/2033	45	53,154
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2033	50	58,976
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2035	80	92,884
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2036	5	5,756
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2037	65	74,193
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2038	50	56,649
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2048	15	15,819
Austin (City of), TX, Series 2023, Ref. RB	5.25%	11/15/2053	135	143,376
Austin (City of), TX, Series 2024, Ref. GO Bonds	5.00%	09/01/2033	15	17,718
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2033	50	59,015
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2033	25	29,530
Austin Community College District, Series 2023, GO Bonds	5.00%	08/01/2048	40	42,153
Austin Community College District, Series 2023, GO Bonds	5.25%	08/01/2053	30	31,793
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2034	50	57,795
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2035	175	200,989
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2036	50	56,989
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2037	15	16,963
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2038	95	106,671
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2039	35	39,042
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2042	100	109,463
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2043	50	54,402
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	104,754
Bexar (County of), TX, Series 2023, Ctfs. of Obligations	5.00%	06/15/2049	35	36,979
Birdville Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	65	68,010
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2033	105	122,073
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2033	10	11,797
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2033	50	58,987
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds(b)(c)	5.00%	02/15/2033	15	17,518
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	105	110,120
Chambers County Justice Center Public Facilities Corp., Series 2024, RB	5.50%	06/01/2049	165	177,193
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Chapel Hill Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	$100	$ 105,242
Collin (County of), TX, Series 2023, GO Bonds	5.00%	02/15/2041	10	11,001
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	25	29,242
Community Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	104,386
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	30	34,986
Corpus Christi Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2049	160	167,586
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2043	85	92,501
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	200	210,474
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2033	5	5,032
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	80	90,931
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	25	28,038
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2033	25	28,862
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2033	280	329,158
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2036	5	5,748
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2039	5	5,621
Dallas (City of), TX, Series 2017, Ref. GO Bonds, (INS - AGI)(a)	3.00%	02/15/2033	70	70,043
Dallas (City of), TX, Series 2023 A, RB	5.00%	10/01/2047	40	42,621
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2033	20	23,341
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2035	5	5,769
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2036	20	22,907
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2037	50	56,811
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2038	5	5,631
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2039	25	27,972
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2041	30	33,121
Dallas (City of), TX, Series 2024 A, GO Bonds	5.00%	02/15/2033	25	29,176
Dallas (City of), TX, Series 2024 B, GO Bonds	5.00%	02/15/2033	25	29,176
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2033	25	29,176
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	35	38,723
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	45	49,378
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	100	108,768
Dallas (City of), TX Independent School District, Series 2025 C, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	45	52,542
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2033	80	94,199
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2035	5	5,809
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	5	5,770
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	110	125,843
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	40	45,479
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	10	11,304
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	150	166,200
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	145	152,201
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	75	77,939
Dickinson Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2048	5	4,895
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	5	5,227
El Paso (City of), TX, Series 2023, RB	5.25%	03/01/2049	80	85,312
Fort Bend (County of), TX, Series 2023, GO Bonds	5.25%	03/01/2053	110	116,956
Fort Bend County Texas Public Facility Corp., Series 2023, RB	5.00%	03/01/2048	100	104,969
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	$45	$ 52,542
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	30	34,570
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	70	80,064
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	30	34,058
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	50	56,393
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	40	44,861
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	85	94,707
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	10	11,054
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	270	283,001
Greater Texoma Utility Authority (City of Sherman), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2049	35	36,340
Greenwood Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	50	52,060
Harris (County of), TX, Series 2023 A, GO Bonds	5.00%	09/15/2048	90	95,450
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2033	15	17,596
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2048	45	47,517
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2053	200	208,470
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2033	55	63,339
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2033	45	52,043
Houston (City of), TX, Series 2023 A, GO Bonds	5.25%	03/01/2042	180	198,951
Houston (City of), TX, Series 2023 A, GO Bonds	5.25%	03/01/2043	70	76,966
Houston (City of), TX, Series 2023, A GO Bonds	5.00%	03/01/2038	125	140,321
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2033	5	5,901
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2033	35	41,004
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	50	52,901
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	55	63,676
Kermit Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	5	5,184
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	130	145,539
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	15	16,634
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	40	44,035
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	20	21,829
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	250	258,725
Lamar Consolidated Independent School District, Series 2023, GO Bonds	5.00%	02/15/2040	5	5,537
Lamar Consolidated Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	25	27,503
Lamar Consolidated Independent School District, Series 2023, GO Bonds, (INS - AGI)(a)	5.50%	02/15/2058	170	181,634
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2033	145	169,549
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	160	184,414
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	35	40,041
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	70	79,489
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	45	50,772
Lower Colorado River Authority, Series 2024, RB	5.00%	05/15/2035	25	28,776
Lower Colorado River Authority, Series 2024, RB	5.00%	05/15/2036	80	91,369
Lower Colorado River Authority, Series 2024, RB	5.00%	05/15/2037	10	11,328
Lower Colorado River Authority, Series 2024, RB	5.00%	05/15/2039	15	16,750
Lower Colorado River Authority, Series 2024, RB	5.00%	05/15/2040	45	49,900
Lower Colorado River Authority, Series 2024, RB	5.00%	05/15/2041	85	93,748
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB	5.25%	05/15/2048	190	203,850
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.25%	05/15/2053	15	15,904
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2049	50	52,688
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	05/15/2054	$80	$ 84,592
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	5	5,719
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	10	11,353
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	40	45,114
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	115	121,111
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	200	208,178
Northwest Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	135	141,802
Pasadena Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	40	42,454
Permanent University Fund - University of Texas System, Series 2022, RB	5.00%	07/01/2033	85	97,919
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2040	300	337,336
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2041	5	5,594
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2033	100	114,408
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2048	100	106,744
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/01/2033	75	75,748
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	20	20,951
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	100	103,611
San Antonio (City of), TX, Series 2023 A, RB	5.00%	02/01/2036	55	63,374
San Antonio (City of), TX, Series 2023 A, RB	5.00%	02/01/2037	75	85,695
San Antonio (City of), TX, Series 2023 A, RB	5.00%	02/01/2038	5	5,660
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.25%	02/01/2046	315	342,604
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.25%	05/15/2048	125	134,516
San Antonio (City of), TX, Series 2023 B, RB	5.00%	02/01/2039	110	123,652
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2041	75	84,613
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2044	25	27,668
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2033	20	23,342
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2033	5	5,835
San Marcos Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2047	110	118,206
Seguin (City of), TX, Series 2024, Ctfs. of Obligations	5.25%	09/01/2058	100	104,738
sherman (City of), TX, Series 2023, Ctfs. of Obligations	5.00%	08/15/2048	50	52,367
Sherman Independent School District, Series 2023 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	150	155,144
Splendora Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	80	83,019
Spring Independent School District, Series 2023, GO Bonds	5.00%	08/15/2047	30	31,603
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2033	100	114,519
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB(b)(c)	3.00%	05/15/2026	225	225,271
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2033	40	46,764
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2035	125	145,571
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2036	10	11,552
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2037	110	125,988
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2038	10	11,361
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2039	65	73,328
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2041	45	50,045
Texas (State of) Transportation Commission State Highway Fund, Series 2024, Ref. RB	5.00%	10/01/2033	385	456,109
Texas (State of) Water Development Board, Series 2019 A, RB	3.00%	10/15/2033	30	30,150
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2033	15	17,737
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2037	100	114,958
Texas (State of) Water Development Board, Series 2023 A, RB	4.60%	10/15/2039	25	27,266
Texas (State of) Water Development Board, Series 2023 A, RB	4.65%	10/15/2040	30	32,598
Texas (State of) Water Development Board, Series 2023 A, RB	4.75%	10/15/2043	60	64,149
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2044	$15	$ 16,389
Texas (State of) Water Development Board, Series 2023 A, RB	4.88%	10/15/2048	100	103,788
Texas (State of) Water Development Board, Series 2023 A, RB	5.25%	10/15/2051	410	438,626
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2058	140	145,285
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2033	200	235,235
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2035	5	5,751
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2036	180	205,631
Texas Water Development Board, Series 2025, RB	5.00%	10/15/2033	5	5,912
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	104,692
Tomball Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	50	58,241
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2054	10	10,599
				14,586,689
Utah-0.43%
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2033	15	17,226
University of Utah (The), Series 2023 B, RB	5.25%	08/01/2053	65	68,869
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2033	10	11,555
University of Utah (The) (Green Bonds), Series 2023 B, RB	5.25%	08/01/2048	235	251,120
Utah (State of) Transit Authority, Series 2023, RB	5.00%	12/15/2041	75	84,461
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2033	35	41,216
Utah Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2033	40	47,440
				521,887
Vermont-0.02%
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2023, RB	5.00%	11/01/2052	25	26,068
Virginia-1.07%
Fairfax (County of), VA, Series 2024 A, GO Bonds	4.00%	10/01/2035	15	16,300
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2036	50	57,746
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2037	55	63,076
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	5.25%	07/01/2043	50	55,142
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	5.25%	07/01/2053	35	36,719
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.00%	02/01/2033	70	81,981
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.25%	02/01/2042	5	5,589
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2039	165	185,769
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2040	170	190,264
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2041	85	94,617
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2035	10	11,574
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2036	10	11,488
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2037	115	130,982
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, Ref. RB	5.00%	02/01/2033	20	23,423
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2033	15	17,567
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2033	65	75,233
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2022, Ref. RB	4.00%	05/15/2033	25	27,281
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2033	65	76,499
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia Port Authority Commonwealth Port Fund, Series 2023 A, RB	5.25%	07/01/2048	$100	$ 107,337
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2053	25	26,395
				1,294,982
Washington-3.51%
Energy Northwest, Series 2023 A, Ref. RB	5.00%	07/01/2033	75	88,434
Energy Northwest, Series 2023 B, Ref. RB	5.00%	07/01/2035	65	75,596
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2033	50	58,993
Energy Northwest, Series 2025 A, Ref. RB	5.00%	07/01/2033	20	23,597
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2033	45	52,049
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2036	90	103,786
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2037	145	166,035
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2038	120	136,432
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2039	135	152,509
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	30	34,012
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	15	16,912
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	10	11,023
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2033	30	35,071
King (County of), WA Public Hospital District No. 2, Series 2024, GO Bonds	5.25%	12/01/2045	15	16,127
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	10	11,572
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2048	130	137,000
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2053	20	20,775
Seattle (City of), WA, Series 2023, RB	5.00%	02/01/2049	75	78,814
Seattle (City of), WA, Series 2023, RB	5.00%	02/01/2053	75	78,242
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2033	100	115,550
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	30	35,468
University of Washington, Series 2024 A, RB	5.00%	04/01/2033	10	11,726
Washington (State of), Series 2022 A-1, GO Bonds	5.00%	08/01/2033	5	5,793
Washington (State of), Series 2023 A, GO Bonds	5.00%	08/01/2035	20	23,302
Washington (State of), Series 2023 B, GO Bonds	5.00%	02/01/2036	25	28,773
Washington (State of), Series 2023 B, GO Bonds	5.00%	06/01/2038	60	68,263
Washington (State of), Series 2023 B, GO Bonds	5.00%	06/01/2041	25	27,942
Washington (State of), Series 2023 B, GO Bonds	5.00%	06/01/2048	25	26,385
Washington (State of), Series 2023 B, Ref. GO Bonds	5.00%	07/01/2041	10	11,195
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2033	25	29,477
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2033	20	23,409
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2033	5	5,888
Washington (State of), Series 2025-2, Ref. GO Bonds	5.00%	08/01/2033	30	35,372
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2036	30	34,653
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2037	80	91,719
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2038	60	68,316
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2039	80	90,564
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2040	30	33,734
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2033	40	46,818
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2037	20	23,079
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2038	110	126,083
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2039	90	102,536
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2036	5	5,776
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2037	80	91,783
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2039	5	5,664
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2033	35	40,161
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2037	180	205,633
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2038	105	119,095
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2039	$55	$ 62,214
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2040	10	11,251
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2041	135	150,800
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2042	45	49,869
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	06/01/2047	75	79,508
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2041	110	123,266
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2042	5	5,564
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2043	35	38,502
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2033	55	64,849
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2043	170	186,202
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2044	200	217,024
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2045	15	16,117
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2046	35	37,288
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2047	40	42,396
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2035	30	34,953
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2037	150	172,093
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2038	40	45,578
Whatcom (County of), WA Bellingham School District No. 501, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	50	55,921
				4,224,531
West Virginia-0.45%
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB	5.75%	09/01/2043	60	66,051
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB	6.00%	09/01/2053	20	21,572
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB, (INS - AGI)(a)	5.38%	09/01/2053	180	189,442
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023, RB	5.75%	09/01/2041	25	28,010
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023 A, RB	5.00%	06/01/2040	30	33,009
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023 A, RB	5.00%	06/01/2043	125	133,162
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	5.00%	06/01/2041	60	65,455
				536,701
Wisconsin-0.83%
Wisconsin (State of), Series 2023 2, Ref. GO Bonds	5.00%	05/01/2037	125	143,373
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2033	25	28,874
Wisconsin (State of), Series 2023, Ref. GO Bonds	5.00%	05/01/2038	195	222,066
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2035	160	186,351
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2036	170	196,352
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2039	125	141,456
Wisconsin (State of), Series 2024 A, RB	5.00%	06/01/2033	10	11,735
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2033	50	58,811
Wisconsin (State of) Department of Transportation, Series 2023-1, Ref. RB	5.00%	07/01/2033	5	5,907
				994,925
TOTAL INVESTMENTS IN SECURITIES(d)-98.75% (Cost $116,876,987)				118,937,265
OTHER ASSETS LESS LIABILITIES-1.25%				1,503,460
NET ASSETS-100.00%				$120,440,725

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2026
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)
February 28, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.87%
Alabama-0.25%
Jacksonville (City of), FL Building Authority, Series 2024 A, RB, (INS - BAM)(a)	5.25%	08/01/2049	$75	$ 78,373
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2034	5	5,749
Lower Alabama Gas District (The), Series 2016 A, RB	5.00%	09/01/2034	10	10,994
University of South Alabama, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	04/01/2049	60	62,713
University of South Alabama, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.25%	04/01/2054	95	100,001
				257,830
Arizona-1.19%
Glendale (City of), AZ, Series 2024, Ref. RB	5.00%	07/01/2036	95	111,377
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2024 D, Ref. RB	5.00%	12/01/2039	35	39,221
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2024 D, Ref. RB	5.00%	12/01/2040	60	66,843
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2024 D, Ref. RB	5.00%	12/01/2041	135	150,078
Maricopa County High School District No. 214, Series 2025, GO Bonds	5.00%	07/01/2040	10	11,347
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025, GO Bonds	5.00%	07/01/2044	15	16,408
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2034	5	5,877
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2043	20	22,103
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2048	225	239,462
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.25%	01/01/2053	200	213,470
Salt River Project Agricultural Improvement & Power District, Series 2024 B, RB	5.00%	05/01/2039	20	23,151
University of Arizona Board of Regents (Green Bonds), Series 2024, RB	5.00%	07/01/2050	75	79,298
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2049	240	251,890
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2054	15	15,539
				1,246,064
California-13.42%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2034	45	45,012
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2036	55	66,513
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2034	5	6,142
California (State of), Series 2019, Ref. GO Bonds	3.00%	10/01/2034	85	85,959
California (State of), Series 2020, Ref. GO Bonds	3.00%	11/01/2034	40	40,636
California (State of), Series 2024, GO Bonds	5.00%	09/01/2034	20	24,284
California (State of), Series 2024, GO Bonds	5.00%	08/01/2036	20	23,900
California (State of), Series 2024, GO Bonds	5.00%	09/01/2036	30	35,562
California (State of), Series 2024, GO Bonds	5.00%	09/01/2039	140	162,086
California (State of), Series 2024, GO Bonds	5.00%	09/01/2039	15	17,366
California (State of), Series 2024, GO Bonds	5.00%	09/01/2041	140	160,596
California (State of), Series 2024, GO Bonds	5.00%	09/01/2043	30	33,672
California (State of), Series 2024, GO Bonds	5.25%	08/01/2044	175	199,206
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	60	66,809
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	100	111,348
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	175	188,912
California (State of), Series 2024, GO Bonds	5.00%	08/01/2049	120	129,576
California (State of), Series 2024, GO Bonds	5.00%	09/01/2053	185	197,404
California (State of), Series 2024, GO Bonds	5.25%	08/01/2054	100	108,816
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2034	50	60,711
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2035	15	17,927
California (State of), Series 2024, Ref. GO Bonds	4.00%	08/01/2036	10	11,048
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2036	40	47,417
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2037	45	53,328
California (State of), Series 2024, Ref. GO Bonds	4.00%	09/01/2037	175	190,847
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2037	25	29,402
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2039	65	75,767
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2043	$75	$ 84,180
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2044	55	61,521
California (State of) Enterprise Development Authority (Castilleja School Foundation), Series 2024, RB	5.00%	06/01/2049	20	21,106
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	165	178,850
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2054	75	80,469
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.50%	11/01/2059	70	76,333
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	3.00%	08/15/2034	35	35,002
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2024, RB	5.00%	11/01/2049	10	10,640
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2024, RB	5.00%	11/01/2054	40	42,349
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.25%	12/01/2049	150	160,367
California (State of) Health Facilities Financing Authority (CommonSpirit Health), Series 2024 A, RB	5.00%	12/01/2054	100	104,124
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2024, Ref. RB	5.00%	08/15/2034	25	30,146
California (State of) Health Facilities Financing Authority(Adventist Health System), Series 2024, RB	5.00%	12/01/2036	10	11,291
California (State of) Health Facilities Financing Authority(Adventist Health System), Series 2024, RB	5.00%	12/01/2037	10	11,173
California (State of) Health Facilities Financing Authority(Adventist Health System), Series 2024, RB	5.00%	12/01/2039	65	71,545
California (State of) Infrastructure & Economic Development Bank(Harvard West lake School), Series 2024, RB	5.00%	06/01/2039	100	118,825
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2049	50	52,619
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2054	50	52,561
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2041	105	120,506
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2043	30	33,750
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2044	40	44,460
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2037	10	11,838
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2038	5	5,868
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2039	20	23,243
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2045	10	10,998
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2049	185	198,204
California (State of) Public Works Board (Various Capital), Series 2024, RB	5.00%	04/01/2036	20	23,860
California (State of) Public Works Board (Various Capital), Series 2024, RB	5.00%	04/01/2040	60	69,482
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2034	5	6,080
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2036	50	59,878
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2037	50	59,424
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2038	10	11,783
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2039	190	221,637
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.00%	12/01/2049	100	105,189
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	80	85,637
California State University, Series 2024 A, RB	5.00%	11/01/2034	15	18,556
California State University, Series 2024 A, RB	5.00%	11/01/2039	35	41,505
California State University, Series 2024 A, RB	5.00%	11/01/2041	5	5,831
California State University, Series 2024 A, RB	5.00%	11/01/2042	90	103,936
California State University, Series 2024 A, RB	5.00%	11/01/2043	35	39,932
California State University, Series 2024 A, RB	5.00%	11/01/2044	45	50,616
California State University, Series 2024 A, RB	5.50%	11/01/2045	50	57,710
California State University, Series 2024 A, RB	5.50%	11/01/2046	100	113,696
California State University, Series 2024 A, RB	5.50%	11/01/2049	75	84,105
Carson (City of), CA Public Financing Authority, Series 2024, RB	5.00%	06/01/2049	65	68,920
Chino Valley Unified School District (Election of 2016), Series 2024 D, GO Bonds	5.00%	08/01/2055	15	15,987
Citrus Community College District (Election of 2020), Series 2024 B, GO Bonds	5.00%	08/01/2049	20	21,477
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
College of the Sequoias Community College District (Visalia Area Improvement District No. 2), Series 2024, GO Bonds	5.00%	08/01/2049	$10	$ 10,643
College of the Sequoias Community College District (Visalia Area Improvement District No. 2), Series 2024, GO Bonds	5.00%	08/01/2054	5	5,265
Colton Joint Unified School District, Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2055	45	47,599
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2034	5	6,188
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2034	5	6,188
East Side Union High School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2034	10	12,337
Glendale (City of), AZ, Series 2024, RB	5.00%	02/01/2051	60	62,755
Glendale (City of), AZ, Series 2024, RB	5.00%	02/01/2054	15	15,642
Glendale (City of), CA, Second Series 2024, RB	5.00%	02/01/2054	70	72,998
Goleta Union School District (Election of 2020), Series 2024 C, GO Bonds	5.00%	08/01/2049	190	203,471
Imperial (County of), CA Community college District (Election of 2022), Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	20	21,160
Irvine (City of), CA Community Facilities District No. 2013-3, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2048	160	172,431
Lancaster Financing Authority, Series 2024, RB, (INS - BAM)(a)	5.00%	05/01/2054	90	94,248
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2034	15	17,394
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2037	20	22,887
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2038	65	73,825
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2039	90	101,400
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2040	110	123,217
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2035	55	63,813
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2041	70	78,029
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2044	290	315,013
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2036	45	51,938
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2037	80	92,201
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2037	5	5,722
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2038	35	39,752
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2038	20	22,868
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2039	265	298,565
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2040	35	39,440
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2041	10	11,211
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2035	30	34,807
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2036	75	86,564
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2041	40	44,588
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2044	60	65,175
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2043	5	5,507
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2045	60	64,888
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2034	55	64,852
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2039	85	96,368
Los Angeles (City of), CA Department of Water & Power, Series 2025 B, Ref. RB	5.00%	07/01/2034	20	23,582
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	06/01/2039	25	29,583
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2034	15	18,512
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2036	5	6,069
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2036	5	6,084
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2037	30	36,201
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2039	25	29,670
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2040	20	23,415
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2042	60	68,970
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2044	135	153,979
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2049	30	32,243
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.50%	12/01/2053	30	32,940
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2036	55	66,750
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2038	10	11,890
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2049	20	21,524
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2054	120	127,453
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	3.00%	01/01/2034	$110	$ 110,858
Los Angeles Unified School District, Series 2023 QRR, GO Bonds	5.00%	07/01/2037	15	17,811
Los Angeles Unified School District (Sustainability Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2038	40	47,014
Los Angeles Unified School District (Sustainability Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2039	10	11,666
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2034	35	42,618
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2040	135	158,531
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2041	75	86,222
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2042	50	57,834
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2043	65	73,238
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2048	230	251,152
Madera Unified School District (Election of 2018), Series 2024, GO Bonds	5.00%	08/01/2050	100	106,086
Metropolitan Water District of Southern California, Series 2024 A, Ref. RB	5.00%	04/01/2034	15	18,516
Metropolitan Water District of Southern California, Series 2024 A, Ref. RB	5.00%	04/01/2036	30	36,526
Metropolitan Water District of Southern California, Series 2024 C, Ref. RB	5.00%	04/01/2049	50	53,839
M-S-R Energy Authority, Series 2009 A, RB	7.00%	11/01/2034	10	12,426
M-S-R Energy Authority, Series 2009 C, RB	7.00%	11/01/2034	100	124,264
Orange (County of), CA Sanitation District, Series 2024 A, Ref. RB	5.00%	02/01/2037	10	11,987
Rincon Valley Union School District (Election od 2024), Series 2024 A, GO Bonds	5.00%	08/01/2054	135	143,322
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	10	10,736
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2049	130	139,771
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2054	75	79,792
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2036	10	12,082
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2025-O, RB	5.00%	09/15/2040	15	17,439
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2044	30	33,619
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2049	30	31,999
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2049	45	48,854
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2054	50	52,659
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2054	100	107,203
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2024, Ref. RB	5.00%	12/01/2036	20	24,441
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2034	20	24,806
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2037	20	24,239
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2039	40	47,575
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2049	65	70,075
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2054	60	63,791
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2034	5	6,182
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2049	75	80,256
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2034	30	36,061
San Diego Unified School District (Election of 2018), Series 2024, GO Bonds	5.00%	07/01/2044	15	16,867
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2042	130	149,136
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2043	25	28,385
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2049	145	155,830
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2041	5	5,776
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2042	10	11,446
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2049	40	42,764
San Francisco (City & County of), CA Public Utilities Commission, Series 2023, Ref. RB	5.00%	11/01/2034	25	30,413
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2034	10	12,425
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2039	20	23,834
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2040	10	11,795
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2045	25	27,901
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2049	135	146,158
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2054	225	239,603
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco Bay Area Rapid Transit District, Series 2025, GO Bonds	5.00%	08/01/2034	$20	$ 24,708
San Francisco Community College District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.25%	06/15/2049	50	54,064
Santa Clara (County of), CA Financing Authority, Series 2016 Q, Ref. RB	3.00%	05/15/2034	285	285,020
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2034	30	36,149
Santa Clara Valley Water District, Series 2024 A-1, RB	5.00%	06/01/2050	40	42,855
Santa Clara Valley Water District, Series 2024 A-1, RB	5.00%	06/01/2052	20	21,292
Santa Clara Valley Water District, Series 2024 A-1, RB	5.00%	06/01/2054	10	10,620
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2034	40	47,165
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2038	35	40,019
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2040	50	56,342
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2041	10	11,211
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2042	5	5,568
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2043	10	11,015
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2049	100	105,433
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2034	20	23,546
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2034	25	29,991
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2036	40	47,413
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2037	65	76,247
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2038	30	34,863
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2039	45	51,784
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2040	35	40,124
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2041	10	11,356
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2042	55	62,090
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2043	130	145,369
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	25	27,672
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2034	215	257,927
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2036	30	35,560
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2037	35	41,056
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2038	195	226,609
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2039	75	86,307
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2040	95	108,909
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2041	25	28,390
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2042	130	146,758
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	40	44,276
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2045	100	109,512
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2054	70	74,172
University of California, Series 2024, Ref. RB	5.00%	05/15/2043	45	50,320
Victor Valley Union High School District, Series 2016 A, Ref. GO Bonds, (INS - BAM)(a)	3.00%	08/01/2034	30	30,025
				14,066,829
Colorado-2.79%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2025, GO Bonds	5.50%	12/01/2034	10	12,439
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2047	25	26,777
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2048	100	106,639
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2041	5	5,826
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2042	35	40,346
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2043	40	45,487
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2044	75	84,501
Aurora (City of), CO, Series 2024, RB	5.00%	08/01/2049	10	10,621
Aurora (City of), CO, Series 2024, RB	5.00%	08/01/2054	70	73,879
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of), Series 2024, COP	5.00%	11/01/2053	$90	$ 94,886
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 A, RB, (INS - AGI)(a)	5.25%	12/01/2049	40	42,911
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2034	65	78,020
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2037	20	23,431
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2038	65	75,559
Colorado (State of) Bridge & Tunnel Enterprise, Series 2025 A, RB, (INS - AGI)(a)	5.25%	12/01/2050	10	10,745
Colorado (State of) Bridge & Tunnel Enterprise, Series 2025 A, RB, (INS - AGI)(a)	5.25%	12/01/2054	10	10,659
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.00%	12/01/2034	300	346,039
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.00%	12/01/2039	265	294,533
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	40	41,577
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024, Ref. RB	5.00%	11/15/2039	175	198,210
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 B, Ref. RB	5.00%	05/15/2034	20	23,552
Colorado (State of) Regional Transportation District, Series 2024, Ref. COP	5.00%	06/01/2034	15	17,844
Colorado (State of) Regional Transportation District, Series 2024, Ref. COP	5.00%	06/01/2036	5	5,915
Colorado School of Mines, Series 2024 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2054	70	73,244
Colorado Springs (City of), CO, Series 2024 A, RB	5.25%	11/15/2054	100	107,021
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2034	5	6,025
Denver (City & County of), CO, Series 2020 A, GO Bonds	3.00%	08/01/2034	25	25,168
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2034	5	5,891
Denver (City & County of), CO Board of Water Commissioners (The), Series 2024 A, Ref. RB	5.00%	09/15/2041	40	45,793
Denver (City & County of), CO Board of Water Commissioners (The), Series 2024 A, Ref. RB	5.00%	09/15/2054	10	10,508
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2036	20	24,116
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2037	5	5,980
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2039	30	35,415
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2040	70	82,056
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2042	35	40,539
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2043	45	51,466
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2039	30	34,628
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2040	65	74,545
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2041	100	113,695
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2042	55	61,819
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2044	20	21,985
E-470 Public Highway Authority, Series 2024 A, Ref. RB	5.00%	09/01/2040	10	11,339
Grand Junction (City of), CO, Series 2024, RB	5.00%	03/01/2049	20	20,954
Gypsum (Town of), CO, Series 2024, RB, (INS - AGI)(a)	5.00%	12/01/2054	25	26,032
Johnstown (Town of), CO, Series 2024, RB, (INS - BAM)(a)	5.00%	12/01/2048	35	37,165
Mesa County Valley School District No. 51 Grand Junction, Series 2025, GO Bonds	5.25%	12/01/2043	65	73,445
Mesa County Valley School District No. 51 Grand Junction, Series 2025, GO Bonds	5.25%	12/01/2044	75	83,723
Mesa County Valley School District No. 51 Grand Junction, Series 2025, GO Bonds	5.25%	12/01/2049	15	16,228
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2034	10	12,034
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2036	15	17,771
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2037	5	5,855
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2038	70	81,156
Westminster (City of), CO, Series 2024, RB	5.00%	12/01/2054	30	31,594
Westminster Public Schools, Series 2024 A, GO Bonds	5.00%	12/01/2049	20	21,228
				2,928,814
Connecticut-1.75%
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2036	160	186,259
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2037	125	144,369
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2038	70	80,345
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2039	35	39,954
Connecticut (State of), Series 2023 A, RB	5.25%	07/01/2043	10	11,255
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2034	55	65,174
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2036	$5	$ 5,846
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2036	60	70,584
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2037	60	70,005
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2038	80	92,748
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2034	55	65,314
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2034	40	47,873
Connecticut (State of), Series 2025 C, GO Bonds	5.00%	08/15/2034	35	41,759
Connecticut (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/15/2034	40	47,725
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2039	30	34,578
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2040	60	68,626
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2041	5	5,693
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	5.00%	01/15/2037	40	46,386
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	5.00%	01/15/2038	210	241,733
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	5.00%	01/15/2039	310	355,060
Connecticut (State of) (Social Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2034	5	5,935
Connecticut (State of) (Transportation Infrastructure), Series 2023 A, RB	5.25%	07/01/2040	5	5,769
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2035	5	5,961
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2036	5	5,911
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2038	5	5,821
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2040	25	28,729
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2041	50	57,024
				1,836,436
Delaware-0.15%
Delaware (State of), Series 2020 A, GO Bonds	2.00%	01/01/2034	80	73,605
Delaware (State of), Series 2025, GO Bonds	5.00%	05/01/2034	5	5,991
University of Delaware, Series 2025 A, Ref. RB	5.00%	11/01/2034	10	11,992
University of Delaware, Series 2025 A, Ref. RB	5.00%	11/01/2055	65	67,845
				159,433
District of Columbia-1.42%
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2034	30	35,578
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2036	5	5,859
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2037	10	11,609
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2041	30	33,836
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2042	85	95,085
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2043	55	61,017
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2044	70	76,777
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2045	20	21,722
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2049	190	201,380
District of Columbia, Series 2024 A, Ref. RB	5.00%	10/01/2036	20	23,467
District of Columbia, Series 2024 A, Ref. RB	5.00%	10/01/2037	125	145,462
District of Columbia, Series 2024 B, GO Bonds	5.00%	08/01/2034	20	23,719
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2034	15	17,849
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2034	10	11,912
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2036	120	140,461
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2037	20	23,257
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2038	15	17,331
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2039	35	40,148
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2040	75	85,338
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2041	20	22,671
Washington Metropolitan Area Transit Authority, Series 2024, RB	5.25%	07/15/2059	110	115,613
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2034	10	11,627
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/15/2056	45	46,519
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024, RB	5.00%	07/15/2049	100	104,665
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024, RB	5.00%	07/15/2054	115	119,009
				1,491,911
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-3.54%
Central Florida Expressway Authority, Series 2017, Ref. RB, (INS - BAM)(a)	3.00%	07/01/2034	$195	$ 195,210
Central Florida Expressway Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	07/01/2054	25	26,321
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2049	20	20,768
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2054	75	76,989
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2034	7	8,350
Florida (State of) (Capital Outlay), Series 2017 C, Ref. GO Bonds	3.00%	06/01/2034	15	15,025
Florida (State of) (Capital Outlay), Series 2025 A, Ref. GO Bonds	5.00%	06/01/2034	40	47,715
Florida (State of) Atlantic University Finance Corp., Series 2024, RB	5.00%	07/01/2049	50	52,314
Florida (State of) Atlantic University Finance Corp., Series 2024, RB	5.00%	07/01/2054	70	72,770
Florida (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	07/01/2034	25	29,913
Florida (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	07/01/2034	45	53,843
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2024, RB	5.25%	12/01/2054	45	47,365
Florida State Board of Governors, Series 2024 A, RB, (INS - BAM)(a)	5.00%	10/01/2043	10	10,860
Halifax Hospital Medical Center (Daytona Beach), Series 2024, RB	5.25%	06/01/2054	100	102,988
Hillsborough (County of), FL, Series 2025 B, Ref. RB	5.00%	09/01/2049	10	10,528
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.00%	11/15/2034	225	266,065
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.25%	11/15/2049	325	346,406
Jacksonville (City of), FL, Series 2024, Ref. RB	5.25%	10/01/2054	25	26,720
JEA Electric System, Series 2024 A, Ref. RB	5.00%	10/01/2034	10	11,863
JEA Electric System, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2034	10	11,948
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.00%	10/01/2034	40	46,856
Kissimmee (City of), FL, Series 2024 A, RB	5.00%	10/01/2054	50	52,258
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2034	90	104,211
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2034	10	11,749
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2037	75	86,079
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2038	5	5,705
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2039	25	28,304
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2040	10	11,199
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2041	15	16,628
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	3.00%	10/01/2034	125	125,161
Miami-Dade (County of), FL, Series 2024 A, RB	5.00%	10/01/2048	10	10,535
Miami-Dade (County of), FL, Series 2024 A, RB	5.00%	10/01/2049	130	136,544
Miami-Dade (County of), FL, Series 2024 A, RB	5.25%	10/01/2054	100	105,844
Miami-Dade (County of), FL, Series 2024 B, Ref. RB	5.00%	10/01/2037	10	11,551
Miami-Dade (County of), FL, Series 2025 B, RB	5.25%	10/01/2055	85	89,628
Miami-Dade (County of), FL, Series 2025, Ref. GO Bonds	5.00%	07/01/2034	15	17,786
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2034	10	11,689
Okaloosa County School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	10/01/2049	35	36,750
Orlando (City of), FL, Series 2024 A, GO Bonds	5.00%	10/01/2054	20	21,167
Orlando (City of), FL Utilities Commission, Series 2024 B, Ref. RB	5.00%	10/01/2036	20	23,544
Orlando (City of), FL Utilities Commission, Series 2024 B, Ref. RB	5.00%	10/01/2037	25	29,196
Orlando (City of), FL Utilities Commission, Series 2024 B, Ref. RB	5.00%	10/01/2038	190	220,309
Orlando (City of), FL Utilities Commission, Series 2024 B, Ref. RB	5.00%	10/01/2039	20	22,991
Orlando (City of), FL Utilities Commission, Series 2025 B, Ref. RB	5.00%	10/01/2034	10	11,948
Osceola (County of), FL, Series 2025, RB	5.00%	10/01/2036	55	63,922
Pasco (County of), FL, Series 2024 A, RB	5.00%	10/01/2054	130	135,682
Pasco (County of), FL School Board, Series 2024, RB	5.00%	10/01/2034	5	5,940
Pasco (County of), FL School Board, Series 2024, RB	5.00%	10/01/2037	15	17,124
Pasco (County of), FL School Board, Series 2024, RB	5.00%	10/01/2039	55	62,115
Polk (County of), FL, Series 2024, Ref. RB	5.00%	10/01/2054	5	5,255
Pompano Beach (City of), FL, Series 2024, RB	5.00%	09/01/2054	50	52,645
Sarasota (County of), FL School Board, Series 2023 B, COP	5.00%	07/01/2034	60	69,953
South Broward Hospital District, Series 2016, Ref. RB	3.00%	05/01/2034	110	107,782
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Tallahassee (City of), FL, Series 2024 A, Ref. RB	5.00%	10/01/2037	$45	$ 52,255
Tallahassee (City of), FL, Series 2024 A, Ref. RB	5.00%	10/01/2038	40	45,955
Tallahassee (City of), FL, Series 2024, Ref. RB	5.00%	10/01/2036	5	5,873
Tallahassee (City of), FL, Series 2024, Ref. RB	5.00%	10/01/2038	35	40,411
Tallahassee (City of), FL, Series 2024, Ref. RB	5.00%	10/01/2039	10	11,463
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2047	50	53,759
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2054	25	26,478
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.00%	10/01/2045	40	43,433
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.00%	10/01/2049	25	26,489
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.25%	10/01/2054	110	117,406
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2025, RB	5.00%	10/15/2038	40	45,899
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2025, RB	5.00%	10/15/2039	10	11,400
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2025, RB	5.00%	10/15/2040	30	33,906
				3,706,738
Georgia-0.97%
Atlanta (City of), GA, Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2036	35	41,106
Atlanta (City of), GA (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2049	95	100,435
Atlanta (City of), GA (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2054	50	52,231
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2040	45	51,315
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2041	40	45,429
Augusta (City of), GA, Series 2024 A, Ref. RB	5.00%	10/01/2038	35	40,342
Augusta (City of), GA, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	10/01/2039	20	22,919
Columbia (County of), GA, Series 2024, RB	5.00%	06/01/2049	10	10,639
Coweta County Water & Sewage Authority, Series 2024, RB	5.00%	06/01/2049	80	85,112
Coweta County Water & Sewage Authority, Series 2024, RB	5.00%	06/01/2054	75	78,848
Fayette County Development Authority, Series 2024, RB	5.25%	10/01/2054	50	51,336
Fulton (County of), GA Development Authority (Curran Street Residence Hall), Series 2024, RB	5.00%	06/15/2056	65	67,860
Fulton (County of), GA Development Authority (Curran Street Residence Hall), Series 2024, RB	5.00%	06/15/2056	10	10,440
Georgia (State of), Series 2017 A-2, GO Bonds	3.00%	02/01/2034	15	15,035
Jackson (County of), GA School District, Series 2025, GO Bonds	5.00%	03/01/2034	5	5,951
Macon Water Authority, Series 2024, RB	5.00%	10/01/2054	20	20,973
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 A, GO Bonds	5.00%	07/01/2034	10	11,866
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/01/2037	25	29,007
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2036	40	46,780
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2045	15	16,286
Rockdale (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	01/01/2049	65	68,397
Rockdale (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	01/01/2054	65	67,710
Upper Oconee Basin Water Authority, Series 2024, RB	5.00%	07/01/2055	25	26,270
Valdosta & Lowndes County Hospital Authority, Series 2024, RB	5.00%	10/01/2054	50	52,033
				1,018,320
Hawaii-0.30%
Hawaii (State of), Series 2025, Ref. RB	5.00%	07/01/2034	35	41,040
Honolulu (City & County of), HI, Series 2024, RB	5.00%	07/01/2043	25	27,737
Honolulu (City & County of), HI, Series 2024, Ref. RB	5.00%	07/01/2040	35	39,786
Honolulu (City & County of), HI, Series 2025 D, Ref. GO Bonds	5.00%	07/01/2034	5	5,978
Honolulu (City & County of), HI (Second Bond Resolution), Series 2024, Ref. RB	5.00%	07/01/2039	35	40,141
Honolulu (City & County), HI Board of Water Supply (Green Bonds), Series 2024 A, Ref. RB	5.00%	07/01/2053	150	157,963
				312,645
Idaho-0.19%
Idaho (State of) Housing & Finance Association, Series 2024, RB	5.00%	08/15/2048	100	106,769
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2034	5	5,964
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2034	70	83,501
				196,234
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-5.62%
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2037	$25	$ 28,254
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2038	170	191,355
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2039	15	16,814
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2041	10	11,094
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2043	10	10,907
Chicago (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2038	85	96,042
Chicago (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2044	50	53,842
Chicago (City of), IL, Series 2025 B, GO Bonds	5.00%	01/01/2034	10	10,890
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.00%	01/01/2042	25	27,530
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.00%	01/01/2043	10	10,905
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.25%	01/01/2044	55	60,553
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.00%	01/01/2048	190	198,287
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.25%	01/01/2053	220	230,750
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2034	5	5,863
Chicago (City of), IL (O’Hare International Airport), Series 2025 D, Ref. RB	5.00%	01/01/2034	5	5,863
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2039	120	137,287
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2040	75	84,956
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2041	40	45,184
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2042	45	50,256
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2043	105	115,765
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2044	15	16,326
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2034	30	34,554
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2042	140	153,799
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2049	35	36,138
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2034	75	85,901
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2034	55	63,648
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2036	125	142,265
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2037	235	264,880
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2038	50	55,855
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2039	50	55,362
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2040	25	27,437
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2041	115	125,146
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2042	10	10,955
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2043	45	48,789
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2044	20	21,464
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2048	100	104,274
Illinois (State of), Series 2024 B, RB	5.00%	06/15/2036	250	285,026
Illinois (State of), Series 2024 B, RB	5.00%	06/15/2038	60	67,260
Illinois (State of), Series 2024 B, RB	5.00%	06/15/2039	5	5,562
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2040	50	55,172
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2041	25	27,373
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2042	25	27,191
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2034	105	121,269
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2036	35	40,062
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2037	60	67,996
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2038	65	72,971
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2039	15	16,700
Illinois (State of), Series 2024, Ref. GO Bonds, (INS - BAM)(a)	5.00%	02/01/2034	15	17,416
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2034	25	28,973
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2034	65	75,330
Illinois (State of), Series 2025 C, GO Bonds	5.00%	09/01/2034	50	58,033
Illinois (State of), Series 2025 D, GO Bonds	5.00%	09/01/2037	15	16,913
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2025 D, GO Bonds	5.00%	09/01/2038	$5	$ 5,591
Illinois (State of), Series 2025 E, GO Bonds	5.00%	09/01/2042	75	80,597
Illinois (State of), Series 2025 E, GO Bonds	5.00%	09/01/2044	75	78,968
Illinois (State of), Series 2025 F, GO Bonds	5.25%	09/01/2046	75	79,196
Illinois (State of), Series 2025 F, GO Bonds	5.25%	09/01/2047	100	104,866
Illinois (State of), Series 2025 F, GO Bonds	5.25%	09/01/2048	75	78,204
Illinois (State of) Finance Authority (Green Bonds), Series 2025, RB	5.00%	07/01/2034	75	89,176
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.25%	04/01/2043	10	11,078
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.25%	04/01/2044	95	104,273
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.25%	04/01/2045	265	288,439
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 B, Ref. RB	5.25%	04/01/2038	45	52,023
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2034	10	11,795
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024 A, Ref. RB	5.25%	04/01/2042	20	22,407
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024 B, Ref. RB	5.00%	04/01/2034	5	5,869
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024 B, Ref. RB	5.25%	04/01/2039	15	17,198
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024, Ref. RB	5.25%	04/01/2041	85	96,165
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2036	155	181,294
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2037	130	150,737
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2038	135	155,228
Illinois (State of) Toll Highway Authority, Series 2024, Ref. RB	5.00%	01/01/2039	125	142,674
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2034	20	22,831
Sales Tax Securitization Corp., Series 2024 A, Ref. RB	5.00%	01/01/2034	130	150,820
Springdale (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2036	10	11,511
Springdale (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2039	95	106,549
St. Clair County Community Unit School District No. 187, Series 2024 A, GO Bonds, (INS - AGI)(a)	5.00%	01/01/2049	130	132,543
St. Clair County Community Unit School District No. 187, Series 2024 A, GO Bonds, (INS - AGI)(a)	5.00%	01/01/2054	50	50,505
University of Illinois Auxiliary Facilities System, Series 2024, Ref. RB	5.25%	04/01/2043	20	22,082
University of Illinois Auxiliary Facilities System, Series 2024, Ref. RB	5.25%	04/01/2044	10	10,918
				5,885,974
Indiana-1.12%
Brownsburg 1999 School Building Corp., Series 2024 A, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2043	60	65,705
Brownsburg 1999 School Building Corp., Series 2024 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2044	100	108,310
Fishers Town Hall Building Corp., Series 2023 A, RB	5.63%	07/15/2048	25	27,654
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.63%	07/15/2053	10	11,001
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	07/15/2058	30	33,192
Illinois (State of) Finance Authority (Green Bonds), Series 2024 A, RB	5.00%	02/01/2037	15	17,494
Illinois (State of) Finance Authority (Green Bonds), Series 2024 A, RB	5.00%	02/01/2038	30	34,706
Indiana (State of) Finance Authority, Series 2024 A, RB	5.00%	02/01/2039	180	207,340
Indiana (State of) Finance Authority, Series 2024, RB	5.00%	02/01/2040	20	22,778
Indiana (State of) Finance Authority, Series 2024, Ref. RB	4.00%	02/01/2034	30	32,410
Indiana (State of) Finance Authority, Series 2025 E, Ref. RB	5.00%	10/01/2034	50	59,060
Indiana (State of) Finance Authority (Green Bonds), Series 2024 A, RB	5.00%	02/01/2040	85	96,808
Indiana (State of) Finance Authority (Green Bonds), Series 2024, RB	5.00%	02/01/2041	25	28,247
Indiana (State of) Finance Authority (Green Bonds), Series 2024, RB	5.00%	02/01/2042	100	111,973
Indiana (State of) Finance Authority (Hendricks Regional Health), Series 2024, Ref. RB	5.25%	03/01/2054	25	25,799
Indiana University, Series 2024 A, RB	5.00%	06/01/2034	35	41,559
Northern Indiana Commuter Transportation District, Series 2024, RB	5.25%	01/01/2049	130	138,480
Northern Indiana Commuter Transportation District, Series 2024, RB	5.00%	01/01/2054	70	72,974
Westfield-Washington Multi-School Building Corp., Series 2024 A, RB, (INS - BAM)(a)	5.25%	07/15/2043	35	38,688
				1,174,178
Iowa-0.14%
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2034	55	64,714
Iowa (State of) Finance Authority (Green Bonds), Series 2024 A, RB	5.00%	08/01/2034	70	83,438
				148,152
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas-0.20%
Finney County Unified School District No. 457 Garden City, Series 2016 A, Ref. GO Bonds	3.25%	09/01/2034	$60	$ 60,007
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2034	20	23,976
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2034	40	47,952
Kansas (State of) Development Finance Authority (Green Bonds), Series 2024, RB	5.00%	05/01/2037	30	34,988
Kansas (State of) Development Finance Authority (Green Bonds), Series 2024, RB	5.00%	05/01/2039	15	17,233
Kansas (State of) Development Finance Authority (Green Bonds), Series 2024, RB	5.00%	05/01/2041	20	22,685
				206,841
Kentucky-0.65%
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 A, RB	5.25%	11/01/2044	35	39,127
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, GO Bonds	5.00%	10/01/2040	35	39,841
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2034	15	17,832
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2037	50	58,168
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2039	25	28,649
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2041	5	5,665
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2043	155	171,619
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	04/01/2034	10	11,825
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2034	20	23,756
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2024 A, Ref. RB	5.00%	05/15/2037	35	40,734
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2024 A, Ref. RB	5.00%	05/15/2038	160	185,858
University of Kentucky, Series 2024, RB	5.00%	10/01/2049	55	57,621
				680,695
Louisiana-0.48%
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2034	50	59,166
Louisiana (State of), Series 2023, RB	5.00%	09/01/2034	20	23,429
Louisiana (State of), Series 2024 A, GO Bonds	5.00%	05/01/2036	35	40,882
Louisiana (State of), Series 2024 A, GO Bonds	5.00%	05/01/2038	30	34,497
Louisiana (State of), Series 2024 A, RB	5.00%	05/01/2036	45	52,133
Louisiana (State of), Series 2024 A, RB	5.00%	05/01/2038	25	28,533
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2034	15	17,855
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	02/01/2039	35	39,444
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	02/01/2040	75	83,354
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2024, RB	5.00%	04/15/2037	80	91,812
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2024, RB	5.00%	04/15/2038	25	28,502
				499,607
Maine-0.16%
Bar Harbor (Town of), ME, Series 2024, GO Bonds	5.00%	09/01/2054	10	10,595
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.25%	07/01/2049	10	10,648
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	10/01/2036	45	52,404
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	10/01/2037	5	5,753
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	10/01/2038	15	17,136
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	10/01/2039	40	45,302
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.25%	10/01/2054	25	26,327
				168,165
Maryland-1.24%
Maryland (State of), First Series 2024 A, GO Bonds	5.00%	06/01/2036	175	205,802
Maryland (State of), First Series 2024 A, GO Bonds	5.00%	06/01/2038	175	202,609
Maryland (State of), Series 2019 A, GO Bonds	2.25%	08/01/2034	40	37,332
Maryland (State of) (Bidding Group 2), Series 2023, A GO Bonds	5.00%	03/15/2034	15	17,566
Maryland (State of) (Bidding Group 3), First Series 2024 A, GO Bonds	5.00%	06/01/2037	160	186,597
Maryland (State of) (Bidding Group 3), First Series 2024 A, GO Bonds	5.00%	06/01/2039	80	92,031
Maryland (State of) Department of Transportation, Series 2019, RB	3.00%	10/01/2034	30	30,056
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	07/01/2049	20	20,657
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	07/01/2054	$105	$ 107,610
Maryland (State of) Stadium Authority (Built to Learn), Series 2024, RB	5.25%	06/01/2051	15	15,979
Maryland (State of) Stadium Authority (Built to Learn), Series 2024, RB	5.00%	06/01/2054	100	104,212
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2034	5	5,983
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2036	5	5,876
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2038	20	23,139
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2039	110	126,449
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2040	20	22,787
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2043	20	22,258
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	3.00%	08/01/2034	25	25,184
Prince George’s (County of), MD, Series 2019 A, GO Bonds	3.00%	07/15/2034	15	15,072
Prince George’s (County of), MD, Series 2025 A, GO Bonds	5.00%	08/01/2034	5	5,993
Washington (State of) Suburban Sanitary Commission, Series 2017, RB	3.00%	06/15/2034	30	30,055
				1,303,247
Massachusetts-5.17%
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2034	25	30,000
Greater Fall River Vocational School District, Series 2025, GO Bonds	5.00%	06/01/2049	10	10,425
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.13%	09/01/2034	305	305,061
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	3.00%	11/01/2034	110	110,291
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	3.00%	09/01/2034	10	10,066
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	2.00%	03/01/2034	75	69,622
Massachusetts (Commonwealth of), Series 2023 B, GO Bonds	5.00%	10/01/2034	10	11,870
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2038	220	255,179
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2039	235	270,851
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2040	60	68,741
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2041	35	39,633
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2042	60	67,337
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2054	430	449,667
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2034	5	5,995
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2037	20	23,404
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2039	215	248,171
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2040	105	120,467
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2041	15	17,024
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2042	40	44,984
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2044	15	16,503
Massachusetts (Commonwealth of), Series 2024 A, Ref. RB	5.00%	06/01/2044	60	66,489
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2034	5	6,008
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2036	25	29,644
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2038	15	17,450
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2039	45	52,016
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2040	20	22,970
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2041	70	79,614
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2042	75	84,513
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2043	15	16,732
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2044	10	11,020
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2047	20	21,415
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2054	125	130,921
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2034	5	5,997
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2036	10	11,807
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2039	145	167,093
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2040	45	51,483
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2041	30	34,120
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2042	45	50,708
Massachusetts (Commonwealth of), Series 2024 C, GO Bonds	5.00%	08/01/2038	20	23,317
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2040	20	23,005
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2041	10	11,410
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2044	5	5,523
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2051	$100	$ 105,399
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2053	135	141,787
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2038	15	17,535
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2040	60	69,137
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2041	60	68,754
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2042	55	62,408
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2043	25	28,064
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2044	25	27,705
Massachusetts (Commonwealth of), Series 2024, GO Bonds	5.00%	12/01/2046	45	48,769
Massachusetts (Commonwealth of), Series 2024, GO Bonds	5.00%	12/01/2047	10	10,750
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2024 A, RB	5.00%	06/01/2053	105	110,188
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2034	10	12,289
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2040	65	74,884
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2042	20	22,660
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2044	85	94,079
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2045	10	10,941
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2046	20	21,637
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2048	115	122,601
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.25%	07/01/2052	325	348,538
Massachusetts (Commonwealth of) Development Finance Agency, Series 2023, RB	5.00%	07/01/2034	210	243,371
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 T, RB	5.00%	03/01/2034	40	47,577
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 T, RB	5.25%	03/01/2054	280	297,354
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024, RB	5.00%	07/01/2034	60	71,441
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	5.00%	07/01/2034	10	12,015
Massachusetts (Commonwealth of) Development Finance Agency (Green Bonds), Series 2024 C, RB	5.00%	08/01/2039	75	86,632
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2024, Ref. RB	5.00%	07/01/2043	25	27,396
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham, Inc.), Series 2024 D, Ref. RB	5.00%	07/01/2047	130	137,374
				5,419,831
Michigan-1.02%
Berkley School District, Series 2024, GO Bonds	5.00%	05/01/2049	110	116,513
Great Lakes Water Authority, Series 2023 A, RB	5.00%	07/01/2037	15	17,252
Great Lakes Water Authority, Series 2023 A, RB	5.00%	07/01/2038	30	34,155
Great Lakes Water Authority, Series 2023 A, Ref. RB	5.00%	07/01/2037	150	172,520
Great Lakes Water Authority, Series 2023 A, Ref. RB	5.00%	07/01/2038	145	165,409
Great Lakes Water Authority, Series 2023 B, RB	5.25%	07/01/2048	20	21,345
Great Lakes Water Authority, Series 2023 C, RB	5.25%	07/01/2048	5	5,336
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2035	5	5,850
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2037	25	28,753
Great Lakes Water Authority, Series 2024 B, Ref. RB	5.00%	07/01/2036	20	23,216
Great Lakes Water Authority, Series 2025 A, Ref. RB	5.00%	07/01/2034	5	5,941
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2036	30	35,058
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2049	5	5,252
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2054	105	108,907
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.25%	07/01/2054	50	52,972
Michigan (State of) Building Authority (Facilities Program), Series 2024, RB	5.25%	10/15/2054	45	48,173
Michigan (State of) Hospital Finance Authority (Corewell Health), Series 2025 A, RB	5.00%	08/15/2034	10	11,707
Michigan State University, Series 2024 A, RB	5.00%	08/15/2049	30	31,800
Michigan State University, Series 2024 A, RB	5.25%	08/15/2054	170	181,824
				1,071,983
Minnesota-1.63%
Hennepin (County of), MN, Series 2024 A, GO Bonds	5.00%	12/01/2044	35	38,725
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024 A, RB	5.00%	01/01/2052	100	103,601
Minnesota (State of), Series 2023, COP	5.00%	11/01/2034	40	47,173
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2034	90	107,714
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2038	$10	$ 11,585
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2040	70	80,013
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2042	10	11,291
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2044	40	44,239
Minnesota (State of), Series 2024 B, GO Bonds	4.00%	08/01/2037	135	144,898
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2034	25	29,920
Minnesota (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2034	30	35,905
Minnesota (State of), Series 2025 A, GO Bonds	5.00%	08/01/2034	30	35,905
Minnesota (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2034	85	101,729
Minnesota (State of), Series 2025 E, Ref. GO Bonds	5.00%	08/01/2034	65	77,793
Minnesota (State of) (Bidding Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2036	15	17,732
Minnesota (State of) (Bidding Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2037	80	93,326
Minnesota (State of) (Bidding Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2039	20	23,005
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2034	45	52,480
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2047	65	68,896
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2054	325	338,244
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	5.00%	01/01/2038	15	16,915
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	5.00%	01/01/2040	50	55,514
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	5.00%	01/01/2043	10	10,740
Rochester (City of), MN, Series 2016 B, Ref. RB	5.00%	11/15/2034	15	17,866
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2040	25	27,729
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2042	5	5,480
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2054	105	108,363
				1,706,781
Mississippi-0.02%
Mississippi (State of) Development Bank, Series 2012, RB, (INS - AGI)(a)	3.50%	09/01/2034	10	10,001
Mississippi (State of) University Educational Building Corp. (New Residence Hall and Facilities), Series 2024, Ref. RB	5.00%	08/01/2053	10	10,408
				20,409
Missouri-0.33%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2034	100	119,838
Jackson County School District No. R-IV Blue Springs, Series 2024, Ref. GO Bonds	5.50%	03/01/2042	15	17,176
Jackson County School District No. R-IV Blue Springs, Series 2024, Ref. GO Bonds	5.50%	03/01/2043	20	22,737
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2034	5	5,907
St Louis Community College District, Series 2024, COP	5.00%	04/01/2041	30	33,124
St. Louis (City of), MO, Series 2024, RB, (INS - AGI)(a)	5.25%	07/01/2054	140	148,067
				346,849
Nebraska-0.19%
Omaha (City of), NE Public Power District, Series 2024 D, Ref. RB	5.00%	02/01/2039	75	85,540
Omaha (City of), NE Public Power District, Series 2024 D, Ref. RB	5.00%	02/01/2043	75	82,671
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2024, Ref. RB	5.00%	01/01/2034	30	35,065
				203,276
Nevada-0.39%
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2036	30	34,757
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2038	80	90,547
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2039	20	22,400
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2034	20	23,874
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2036	60	70,512
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2037	45	52,435
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2038	50	57,679
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
North Las Vegas (City of), NV, Series 2024 B, Ref. GO Bonds	5.00%	06/01/2038	$30	$ 34,678
Reno-Tahoe Airport Authority (Tahoe International Airport), Series 2024 B, RB	5.25%	07/01/2054	20	21,025
				407,907
New Hampshire-0.11%
Manchester (City of), NH (Green Bonds), Series 2024, RB, (INS - AGI)(a)	5.25%	06/01/2054	110	118,066
New Jersey-4.72%
Bergen County Improvement Authority (The), Series 2024, RB	5.00%	06/01/2054	10	10,726
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2034	135	123,571
New Jersey (State of) Economic Development Authority, Series 2024 SSS, Ref. RB	5.25%	06/15/2037	95	111,837
New Jersey (State of) Educational Facilities Authority, Series 2024 A-1, RB	5.00%	03/01/2037	35	41,039
New Jersey (State of) Educational Facilities Authority, Series 2024 A-2, RB	5.00%	03/01/2038	125	145,685
New Jersey (State of) Educational Facilities Authority, Series 2024 A-2, RB	5.00%	03/01/2040	135	155,613
New Jersey (State of) Educational Facilities Authority, Series 2024 A-2, RB	5.00%	03/01/2043	15	16,834
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	5.25%	03/01/2054	240	261,818
New Jersey (State of) Educational Facilities Authority (Stevenns Institute Technology), Series 2024 A-1, RB	5.00%	03/01/2036	55	65,033
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, RB	5.00%	07/01/2041	40	44,955
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024 A, Ref. RB	5.25%	07/01/2054	130	138,413
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024, Ref. RB	5.25%	07/01/2049	30	32,365
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.00%	07/01/2039	40	45,717
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.25%	07/01/2043	20	22,379
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.25%	07/01/2054	130	138,474
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, Ref. RB	5.00%	07/01/2034	10	11,890
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, Ref. RB	5.00%	07/01/2036	25	29,276
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2034	175	203,386
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2034	105	122,928
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2036	265	310,761
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2037	225	261,322
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.25%	06/15/2039	215	249,753
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.00%	06/15/2039	315	359,910
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.00%	06/15/2040	25	28,285
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.25%	06/15/2041	105	120,101
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2036	135	158,198
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2037	40	46,424
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2038	100	115,073
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2039	75	85,631
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2040	40	45,256
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2041	40	44,997
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2042	50	55,733
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2043	190	209,530
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2044	55	59,984
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.25%	06/15/2055	145	153,631
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2034	20	23,653
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.00%	01/01/2044	225	246,083
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.25%	01/01/2049	150	161,319
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.25%	01/01/2054	100	106,703
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2044	170	185,930
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2045	$20	$ 21,676
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2034	145	171,506
				4,943,398
New York-20.17%
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2037	100	117,468
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2038	20	23,325
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2039	10	11,546
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2040	10	11,419
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2041	25	28,417
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2044	10	11,013
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2049	40	42,569
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2054	45	47,315
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.25%	09/01/2054	100	106,508
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	4.00%	09/01/2039	25	26,562
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2043	25	27,957
Metropolitan Transportation Authority, Series 2024 B, Ref. RB	5.00%	11/15/2039	15	16,897
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2049	230	242,103
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.25%	11/15/2054	20	21,254
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2034	40	46,764
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2035	20	23,192
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2036	10	11,483
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2039	25	28,003
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2040	40	44,420
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2043	40	43,296
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2044	40	42,802
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.50%	11/15/2047	25	27,061
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2037	15	17,177
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2038	5	5,677
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2046	20	21,393
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2047	10	10,618
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2048	95	100,300
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2041	60	67,883
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2042	5	5,598
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2043	170	188,177
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2044	75	82,022
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2045	5	5,407
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2049	25	26,316
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2051	110	115,126
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2034	5	4,955
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	45	47,853
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2054	255	268,155
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2034	15	18,097
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2036	55	65,401
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2037	20	23,560
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2038	15	17,519
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2039	75	86,903
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2041	10	11,415
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2042	20	22,594
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2049	35	37,234
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2054	110	115,739
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2036	40	47,513
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2038	160	186,672
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2040	20	22,992
New York (City of), NY, Series 2006 J, GO Bonds, (INS - AGI)(a)	5.00%	06/01/2036	15	17,435
New York (City of), NY, Series 2016 C, Ref. GO Bonds	3.00%	08/01/2034	80	80,001
New York (City of), NY, Series 2017 B-1, GO Bonds	3.00%	10/01/2034	200	200,251
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2034	10	11,644
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2034	$15	$ 17,466
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2034	125	145,546
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2034	40	47,271
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2036	25	29,089
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2037	185	213,329
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2038	35	39,958
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2034	5	5,883
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2036	60	69,624
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2037	50	57,497
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2038	220	250,464
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2039	60	67,881
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2042	65	71,702
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2043	75	81,806
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2044	45	48,567
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2048	40	42,615
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2034	5	5,889
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2037	30	34,518
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2038	190	216,433
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2039	50	56,598
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2040	20	22,498
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2043	135	147,357
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2044	55	59,397
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2054	180	189,492
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2034	15	17,727
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2034	10	11,818
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2034	5	5,799
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2038	25	28,557
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2039	240	272,381
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2040	110	123,949
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2041	10	11,201
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2042	25	27,716
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2047	130	137,122
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2048	150	157,449
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2034	20	23,626
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.00%	06/15/2051	270	283,368
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.25%	06/15/2053	170	180,901
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2046	100	107,416
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2048	105	111,277
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2049	130	137,244
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2037	40	47,351
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2039	115	133,028
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2034	95	114,241
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	245	259,681
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-2, Ref. RB	5.00%	06/15/2046	50	53,530
New York (City of), NY Municipal Water Finance Authority, Subseries 2024, Ref. RB	5.00%	06/15/2034	135	162,342
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.00%	05/01/2034	35	34,920
New York (City of), NY Transitional Finance Authority, Series 2024 C, GO Bonds	5.00%	05/01/2039	5	5,690
New York (City of), NY Transitional Finance Authority, Series 2024 C, GO Bonds	5.00%	05/01/2043	55	60,779
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2040	70	79,069
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2041	25	28,083
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2044	100	109,202
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2045	130	140,493
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2046	230	246,194
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2048	20	21,012
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.25%	05/01/2049	115	123,108
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2037	20	23,235
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2039	40	45,520
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2043	35	39,436
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2044	$275	$ 300,306
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2045	20	22,041
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2050	50	52,352
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.50%	05/01/2052	45	48,694
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2034	10	11,786
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2036	205	237,508
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2038	75	85,558
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2039	150	169,133
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2040	215	240,521
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2041	60	67,035
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2039	70	79,044
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2040	35	39,260
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2041	65	72,374
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	90	98,744
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2044	195	211,581
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2045	20	21,504
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	60	63,903
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2048	5	5,232
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	5	5,227
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	170	179,903
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2042	280	310,706
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2043	10	10,998
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2044	95	103,310
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2047	60	63,165
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.25%	05/01/2048	130	138,938
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2037	10	11,535
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2038	80	91,554
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2039	240	271,444
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2040	175	196,529
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2041	30	33,514
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2049	280	298,786
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2051	330	350,546
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2052	70	72,794
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2037	170	196,791
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2038	30	34,450
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2038	45	51,674
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2040	100	112,499
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2037	20	23,152
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2038	25	28,708
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2039	5	5,672
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2040	60	67,499
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2043	35	38,678
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2044	90	98,256
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2046	120	128,385
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2047	40	42,232
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2053	165	171,810
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History), Series 2024, Ref. RB	5.00%	07/15/2054	70	73,813
New York (State of), Series 2025 A, Ref. GO Bonds	5.00%	03/15/2034	10	12,062
New York (State of) Dormitory Authority, Series 2019, RB	3.00%	07/01/2034	15	14,950
New York (State of) Dormitory Authority, Series 2023, RB	5.00%	10/01/2034	5	5,948
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	10/01/2036	10	11,987
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2041	20	22,780
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2043	30	33,371
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2045	40	43,277
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2048	75	79,385
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2042	35	39,399
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2050	275	288,880
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2051	$10	$ 10,473
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2054	35	36,542
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2056	200	208,452
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2036	5	5,910
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2037	80	93,456
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2038	95	110,016
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2040	10	11,391
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	135	150,678
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	210	231,592
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2044	185	201,458
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2046	10	10,666
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2048	290	311,228
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2052	250	265,117
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.50%	07/01/2054	280	305,770
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2034	35	42,016
New York (State of) Dormitory Authority, Series 2024, RB	5.25%	07/01/2054	20	20,452
New York (State of) Dormitory Authority, Series 2025 A, RB, (INS - AGI)(a)	5.00%	10/01/2038	65	75,584
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2037	125	146,918
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2039	150	172,430
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2024, RB	5.50%	11/01/2047	370	389,072
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	5.00%	05/01/2034	140	164,797
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	4.00%	05/01/2039	30	30,676
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	5.25%	05/01/2054	120	124,957
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025 A, Ref. RB	5.00%	05/01/2043	60	64,741
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2034	20	23,542
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2036	15	17,267
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2042	35	38,333
New York (State of) Energy Research & Development Authority (New York State Electric & Gas Corp.), Series 2004 C, Ref. RB	4.00%	04/01/2034	35	36,996
New York (State of) Power Authority (Green Bonds), Series 2024 A, GO Bonds	5.00%	11/15/2043	10	11,026
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2037	10	11,839
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2038	15	17,545
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2039	20	23,173
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2040	5	5,712
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2041	10	11,328
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2036	60	71,393
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2038	35	40,735
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2039	95	109,721
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2040	20	22,931
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2042	15	16,850
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2043	50	55,554
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2044	90	98,765
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	85	90,179
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.25%	01/01/2054	120	128,057
New York State Environmental Facilities Corp., Series 2024, Ref. RB	5.00%	06/15/2047	20	21,594
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2034	10	12,009
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2037	75	88,039
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2039	10	11,491
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2042	45	50,782
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2043	45	50,332
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2049	100	107,142
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.25%	06/15/2053	$10	$ 10,804
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2034	15	17,721
New York State Urban Development Corp., Series 2023, Ref. RB	5.00%	03/15/2034	10	11,753
New York State Urban Development Corp. (Bidding Group 1), Series 2024 A, RB	5.00%	03/15/2038	215	250,672
New York State Urban Development Corp. (Bidding Group 1), Series 2024 A, RB	5.00%	03/15/2039	270	312,273
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	3.00%	11/15/2034	405	405,215
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2042	50	55,702
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2043	60	66,166
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	11/15/2043	5	5,529
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2044	80	87,286
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	11/15/2044	50	54,657
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2045	10	10,804
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2046	105	112,107
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	11/15/2051	145	155,077
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	80	83,171
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2059	105	110,635
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2064	460	483,398
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2037	20	23,323
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2039	20	22,826
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2040	35	39,555
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2041	15	16,907
Triborough Bridge & Tunnel Authority, Series 2024, RB	5.00%	05/15/2044	65	71,075
Triborough Bridge & Tunnel Authority, Series 2024, Ref. RB	5.00%	11/15/2036	50	59,331
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2049	40	42,089
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2054	60	62,474
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2037	60	70,258
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2038	75	87,390
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.25%	05/15/2054	225	238,706
				21,133,160
North Carolina-1.00%
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2034	30	36,021
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2038	25	29,125
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2040	45	51,735
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2043	10	11,214
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2044	75	83,182
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2054	225	239,077
Guildford (City of), NC, Series 2025, GO Bonds	5.00%	03/01/2034	205	245,312
North Carolina (State of), Series 2020 B, RB	3.00%	05/01/2034	15	15,088
North Carolina (State of), Series 2025 C, Ref. GO Bonds	5.00%	06/01/2034	170	204,054
North Carolina (State of), Series 2025, Ref. RB	5.00%	03/01/2034	15	17,853
North Carolina (State of) Medical Care Commission, Series 2024, RB	5.25%	12/01/2054	50	51,211
North Carolina (State of) Turnpike Authority (Monroe Expressway System), Series 2024, Ref. RB	5.00%	01/01/2041	20	22,529
North Carolina (State of) Turnpike Authority (Triangle Expressway System), Series 2024, RB, (INS - AGI)(a)	5.00%	01/01/2054	20	20,500
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2034	15	17,729
				1,044,630
Ohio-2.30%
Allen (County of), OH, Series 2025, Ref. RB	5.00%	11/01/2034	20	23,524
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2023, Ref. RB	5.00%	02/15/2037	65	74,376
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2023, Ref. RB	5.00%	02/15/2038	50	56,717
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2034	80	94,113
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2034	5	5,987
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2039	55	63,372
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2040	40	45,730
Franklin (County of), OH Convention Facilities Authority, Series 2024, Ref. RB	5.00%	12/01/2042	45	49,435
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.), Series 2024, Ref. RB	5.00%	12/01/2053	75	76,974
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Hamilton (County of), OH, Series 2024, RB	5.00%	12/01/2053	$45	$ 46,866
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	3.00%	11/15/2034	25	25,086
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2034	25	29,152
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2034	10	11,893
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2034	20	23,818
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2036	20	23,438
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2037	15	17,456
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2039	10	11,465
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2040	10	11,392
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2041	65	73,605
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2043	10	11,141
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2044	10	11,038
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2034	100	119,580
Ohio (State of), Series 2025 C, GO Bonds	5.00%	11/01/2038	90	104,464
Ohio (State of), Series 2025 C, GO Bonds	5.00%	11/01/2039	220	253,146
Ohio (State of) (Infrastructure Improvement), Series 2023, Ref. GO Bonds	5.00%	09/01/2034	40	46,933
Ohio (State of) Water Development Authority, Series 2024 A, RB	5.00%	12/01/2040	35	39,869
Ohio (State of) Water Development Authority, Series 2024 A, RB	5.00%	12/01/2045	40	43,644
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2043	65	72,514
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2044	10	11,034
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2038	70	80,838
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2042	75	84,517
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	3.00%	12/01/2034	60	60,444
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 A, GO Bonds	5.00%	12/01/2044	20	22,069
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 A, RB	5.00%	12/01/2041	5	5,687
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 B, Ref. RB	5.00%	12/01/2034	5	5,967
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 D, RB	5.00%	12/01/2044	5	5,544
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024, RB	5.00%	12/01/2043	50	55,780
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2025, RB	5.00%	12/01/2034	305	367,160
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 A, RB	5.00%	12/01/2042	10	11,269
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2038	50	58,155
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2039	35	40,441
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2041	10	11,447
Ohio State University (The), Series 2024, RB	5.25%	12/01/2054	25	26,518
Shaker Heights City School District, Series 2024, GO Bonds	5.25%	12/15/2059	45	48,078
Wyoming City School District, Series 2025, GO Bonds	5.00%	12/01/2061	50	52,117
				2,413,793
Oklahoma-0.70%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.25%	09/01/2034	65	76,423
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2037	105	120,533
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2039	10	11,293
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2042	10	11,043
Oklahoma (City of), OK Water Utilities Trust, Series 2024, RB	5.00%	07/01/2049	80	84,866
Oklahoma (City of), OK Water Utilities Trust, Series 2024, RB	5.00%	07/01/2054	200	210,350
Oklahoma (City of), OK Water Utilities Trust, Series 2025, RB	5.00%	07/01/2055	30	31,524
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2038	55	62,946
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2042	55	60,553
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2043	10	10,871
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
University of Oklahoma (The), Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2049	$45	$ 47,686
University of Oklahoma (The), Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2054	10	10,493
				738,581
Oregon-0.41%
Oregon (State of), Series 2023, GO Bonds	5.00%	05/01/2034	80	94,008
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2034	20	23,894
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2036	45	52,612
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2038	15	17,239
Oregon (State of) Tri-County Metropolitan Transportation District (Garvee), Series 2018 A, RB	3.25%	10/01/2034	10	10,027
State of Oregon Department of Transportation, Series 2024, RB	5.00%	05/15/2037	45	52,131
State of Oregon Department of Transportation, Series 2024, RB	5.00%	05/15/2039	5	5,706
State of Oregon Department of Transportation, Series 2024, Ref. RB	5.00%	11/15/2034	20	24,029
Tualatin Valley Water District, Series 2024, RB	5.00%	06/01/2054	140	146,356
				426,002
Pennsylvania-3.59%
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB	5.00%	12/01/2050	100	105,261
Bethel Park School District, Series 2024, GO Bonds	5.00%	08/01/2050	90	95,118
Delaware Valley Regional Finance Authority, Series 2023 A, Ref. RB	4.00%	03/01/2034	50	54,085
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB	5.00%	08/15/2034	210	242,000
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB	5.25%	08/15/2053	50	51,942
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	08/15/2041	50	55,458
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	3.00%	05/15/2034	95	95,317
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	5.00%	08/15/2036	25	29,280
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	5.00%	08/15/2037	5	5,806
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	5.00%	08/15/2038	20	23,040
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	5.00%	08/15/2039	70	80,065
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	4.00%	08/15/2041	5	5,192
Pennsylvania (Commonwealth of), First Series 2024 C, GO Bonds	5.00%	08/15/2034	5	5,911
Pennsylvania (Commonwealth of), First Series 2024, GO Bonds	4.00%	08/15/2040	5	5,201
Pennsylvania (Commonwealth of) (Bid Group B), First Series 2023 B, GO Bonds	5.00%	09/01/2034	115	135,018
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University), Series 2024, RB	5.00%	08/01/2049	190	200,138
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2039	5	5,626
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2040	130	145,012
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2043	140	152,362
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2044	60	64,490
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	11/01/2048	70	74,424
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2051	65	66,930
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2034	25	29,392
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2036	5	5,879
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2036	90	105,391
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2037	20	23,313
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2038	30	34,703
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2038	15	17,274
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2039	20	22,964
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2040	40	45,506
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2041	15	17,029
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2044	10	10,962
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.00%	12/01/2047	$70	$ 74,762
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.25%	12/01/2054	175	186,673
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2038	30	34,698
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2039	30	34,322
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2042	105	117,770
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2043	40	44,291
Pennsylvania State University (The), Series 2024, RB	5.00%	09/01/2049	5	5,315
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2036	30	35,359
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2037	45	52,526
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2038	15	17,383
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2039	80	91,982
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2040	20	22,854
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.25%	09/01/2049	30	32,282
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.25%	09/01/2054	55	58,518
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2034	50	59,213
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, RB	5.25%	08/01/2049	80	84,825
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, RB, (INS - AGI)(a)	5.25%	08/01/2054	150	159,198
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.00%	07/01/2045	50	53,865
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.00%	07/01/2046	185	197,526
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.25%	07/01/2049	45	48,339
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.50%	07/01/2053	145	156,932
Philadelphia School District (The), Series 2007 A, Ref. GO Bonds, (INS - NATL)(a)	5.00%	06/01/2034	80	92,768
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2023, Ref. RB	5.00%	06/01/2034	5	5,854
Temple University-of The Commonwealth System of Higher Education, First Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	04/01/2034	45	53,321
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2023, RB	5.00%	02/15/2034	25	29,653
Westmoreland (County of), PA Municipal Authority, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.00%	08/15/2040	5	5,671
				3,765,989
Rhode Island-0.24%
Rhode Island Commerce Corp. (Garvee), Series 2024, RB	5.00%	05/15/2037	5	5,718
Rhode Island Commerce Corp. (Garvee), Series 2024, RB	5.00%	05/15/2038	75	85,142
Rhode Island Health & Educational Building Corp., Series 2024 D, RB, (INS - AGI)(a)	5.50%	05/15/2049	25	27,217
Rhode Island Health & Educational Building Corp., Series 2024, RB	5.25%	05/15/2049	45	48,672
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group), Series 2024, RB	5.00%	05/15/2034	70	79,547
				246,296
South Carolina-2.43%
Charleston County Airport District, Series 2024 B, RB	5.00%	07/01/2049	200	210,149
Dorchester (County of), SC, Series 2024, RB	5.00%	10/01/2054	50	52,470
Greenville-Spartanburg Airport District, Series 2024 A, GO Bonds	5.25%	07/01/2054	30	31,729
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2024, RB	5.00%	04/01/2034	50	58,517
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2024, Ref. RB	5.25%	11/01/2054	130	138,518
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2034	220	256,171
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2035	100	115,560
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2037	30	34,089
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2038	160	180,589
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2039	$40	$ 44,898
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2040	90	101,775
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2041	75	84,703
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2043	30	33,224
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2045	290	319,494
South Carolina (State of) Jobs-Economic Development Authority (Wofford College), Series 2024, RB	5.00%	04/01/2034	25	28,854
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2036	25	28,637
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2048	30	32,302
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2038	55	62,918
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2039	5	5,666
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2041	85	95,323
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2037	140	162,220
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2040	10	11,325
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2042	65	72,756
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2045	20	21,667
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2049	15	15,849
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2054	335	350,808
				2,550,211
South Dakota-0.13%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.25%	07/01/2054	125	132,162
Tennessee-1.63%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Services), Series 2024, Ref. RB	5.25%	12/01/2049	110	115,565
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System), Series 2024, Ref. RB	5.00%	12/01/2034	15	17,503
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System), Series 2024, Ref. RB	5.25%	12/01/2054	85	88,594
Hamilton (County of), TN, Series 2024 A, GO Bonds	5.00%	08/01/2041	85	96,921
Hamilton (County of), TN, Series 2024 A, GO Bonds	5.00%	08/01/2044	55	60,800
Johnson City (City of), TN Health & Educational Facilities Board, Series 2023 A, Ref. RB	5.00%	07/01/2034	55	62,221
Knoxville (City of), TN, Series 2024 A, RB	5.25%	06/01/2054	35	36,802
Memphis (City of), TN, Series 2024, Ref. RB	5.00%	12/01/2047	50	53,482
Memphis (City of), TN, Series 2024, Ref. RB	5.00%	12/01/2054	145	152,273
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Series 2025, Ref. RB	5.00%	07/01/2037	10	11,629
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Series 2025, Ref. RB	5.00%	07/01/2040	15	17,091
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Series 2025, Ref. RB	5.00%	07/01/2041	15	17,003
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, RB	5.25%	05/15/2049	50	54,117
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	5.00%	01/01/2040	150	169,943
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	5.00%	01/01/2041	35	39,348
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.00%	07/01/2034	20	23,863
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.00%	07/01/2036	$40	$ 46,907
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.25%	07/01/2055	25	26,650
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	07/01/2034	5	5,859
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2034	30	35,894
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2049	240	255,723
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2054	90	95,187
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2024 A, GO Bonds	5.00%	01/01/2034	5	5,926
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2024 B, GO Bonds	4.00%	01/01/2037	5	5,326
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2053	90	94,823
Shelby (County of), TN, Series 2025 A, GO Bonds	5.00%	04/01/2039	10	11,481
Shelby (County of), TN, Series 2025 A, GO Bonds	5.00%	04/01/2043	10	11,107
Shelby (County of), TN, Series 2025 A, GO Bonds	5.00%	04/01/2044	5	5,491
Shelby (County of), TN, Series 2025 A, GO Bonds	5.00%	04/01/2045	15	16,321
Shelby (County of), TN Health, Educational & Housing Facilities Board (Baptist Memorial Health Care), Series 2024 A, Ref. RB	5.25%	09/01/2034	25	28,535
Shelby (County of), TN Health, Educational & Housing Facilities Board (Baptist Memorial Health Care), Series 2024 A, Ref. RB	5.25%	09/01/2039	35	38,432
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2034	5	5,883
				1,706,700
Texas-11.18%
Aldine Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	50	57,748
Aldine Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	10	11,442
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	30	34,893
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2034	35	40,946
Austin (City of), TX, Series 2024, RB	5.00%	11/15/2050	30	31,620
Austin (City of), TX, Series 2024, RB	5.00%	11/15/2054	75	78,258
Austin (City of), TX, Series 2024, Ref. GO Bonds	5.00%	09/01/2034	5	5,974
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2034	5	5,965
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2038	25	28,784
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2039	35	39,972
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2040	15	16,994
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2042	60	66,994
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2049	30	31,807
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2053	50	52,388
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2034	50	59,745
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2034	10	11,901
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2036	60	70,233
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2037	40	46,435
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2038	65	74,937
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2039	110	126,001
Board of Regents of the University of North Texas System, Series 2025 A, Ref. RB	5.00%	04/15/2034	10	11,822
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2034	5	5,970
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2037	90	104,871
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2039	5	5,745
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2043	30	33,350
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2038	35	40,532
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2039	20	22,980
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2040	65	74,104
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2041	95	107,820
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2042	$75	$ 84,336
Canutillo Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2054	75	79,731
Cedar Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	60	65,009
Clear Creek Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	65	75,753
Clifton Higher Education Finance Corp., Series 2025, Ref. RB, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	5	5,760
College Station Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2050	10	10,497
Comal Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2034	50	58,206
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	5	5,931
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	45	52,655
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	195	223,267
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	25	28,425
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	40	45,177
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	30	33,607
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	15	16,511
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	120	126,699
Corpus Christi (City of), TX, Series 2024, Ref. RB	5.00%	07/15/2036	15	17,219
Corpus Christi (City of), TX, Series 2024, Ref. RB	5.00%	07/15/2049	70	72,970
Crowley Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	85	89,443
Cypress-Fairbanks Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	105	115,576
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2034	25	29,723
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2036	15	17,503
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2037	35	40,506
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2038	25	28,688
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2040	120	135,577
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2044	50	54,587
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.25%	11/01/2048	80	86,670
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2034	5	5,802
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2034	15	15,148
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	55	62,450
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	70	78,886
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	15	16,643
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2034	75	87,785
East Montgomery County Improvement District, Series 2024, RB, (INS - AGI)(a)	5.25%	08/15/2049	70	74,911
Ector (County of), TX, Series 2024, Ctfs. of Obligations	5.00%	02/15/2050	80	83,896
Ector (County of), TX, Series 2024, GO Bonds	5.00%	02/15/2041	5	5,534
Ector (County of), TX, Series 2024, GO Bonds	5.00%	02/15/2043	130	141,333
Ector (County of), TX, Series 2024, GO Bonds	5.00%	02/15/2044	60	64,809
El Paso (City of), TX, Series 2025, Ref. RB	5.00%	03/01/2044	10	10,860
El Paso (County of), TX Hospital District, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/15/2040	105	116,373
El Paso (County of), TX Hospital District, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/15/2043	10	10,790
Fort Worth Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	10	10,503
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	20	23,184
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	11/15/2037	35	39,766
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	11/15/2038	40	45,076
Harris (County of), TX, Series 2023 A, Ref. RB	5.00%	08/15/2034	25	29,112
Harris (County of), TX, Series 2024 A, GO Bonds	5.00%	09/15/2054	90	94,264
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2034	$10	$ 11,843
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2036	65	75,696
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2037	65	74,998
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2038	40	45,767
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2039	20	22,705
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2040	45	50,685
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2041	55	56,434
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2044	60	65,770
Harris (County of), TX, Series 2024 A, Ref. GO Bonds	5.00%	09/15/2049	25	26,555
Harris (County of), TX, Series 2024, Ctfs. Of Obligations	5.00%	09/15/2054	75	78,554
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2049	150	161,518
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2054	30	32,027
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2034	80	93,546
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2036	65	74,913
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2037	35	39,912
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2038	20	22,580
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2039	95	106,278
Highland Park Independent School District, Series 2016, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2034	30	29,956
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2037	65	74,615
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2038	135	153,639
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2039	20	22,596
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2040	20	22,424
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2041	45	50,083
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2042	30	33,031
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2043	100	109,457
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2044	10	10,845
Houston (City of), TX, Series 2024 A, Ref. RB	5.00%	11/15/2035	65	76,286
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2036	40	46,523
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2037	25	28,818
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2038	60	68,622
Houston (City of), TX, Series 2024, Ref. RB	5.25%	11/15/2054	85	91,726
Houston Higher Education Finance Corp. (Rice University), Series 2024, RB	5.00%	05/15/2034	55	65,483
Huffman Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2049	20	21,424
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	15	17,513
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	55	63,071
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	50	56,929
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2041	15	15,552
Hutto Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	35	37,147
Jarrell Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	70	73,521
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	85	89,736
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	70	73,233
Leander Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2034	40	40,279
Lewisville Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	35	39,878
Liberty Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2054	35	36,523
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2039	20	22,617
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2040	$15	$ 16,832
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2041	45	50,190
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2039	30	34,041
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2040	5	5,630
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2041	60	67,149
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2042	125	139,313
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2043	10	11,046
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2054	170	177,386
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2034	15	17,683
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2039	25	28,271
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2040	10	11,221
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2043	20	22,018
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2050	55	57,925
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.00%	05/15/2055	180	187,572
McGregor Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	160	167,095
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	50	57,891
Montgomery Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	55	57,767
North Texas Municipal Water District, Series 2025, RB	5.00%	06/01/2055	90	93,861
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2034	10	11,881
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2041	55	61,411
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2042	35	39,645
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2044	20	22,309
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2045	55	59,835
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2037	5	5,719
Northside Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	65	68,223
Pampa Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2049	75	79,445
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2036	35	41,148
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2037	15	17,501
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2038	30	34,684
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2039	140	160,713
Permanent University Fund - University of Texas System, Series 2024 B, Ref. RB	5.00%	07/01/2034	5	5,962
Permanent University Fund - University of Texas System, Series 2024 B, Ref. RB	5.00%	07/01/2037	45	52,502
Princeton Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	100	104,366
Prosper Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	5	5,435
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	3.00%	08/01/2034	5	5,026
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2037	20	23,193
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2038	10	11,476
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2039	10	11,388
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2040	15	16,934
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2042	20	22,293
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2043	40	45,098
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2044	35	39,168
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2049	75	80,859
San Antonio (City of), TX, Series 2024 B, RB	5.00%	05/15/2043	10	11,117
San Antonio (City of), TX, Series 2024 B, RB	5.00%	05/15/2044	20	22,054
San Antonio (City of), TX, Series 2024 B, RB	5.00%	05/15/2046	75	81,049
San Antonio (City of), TX, Series 2024 B, RB	5.00%	05/15/2047	50	53,612
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2037	10	11,597
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2040	25	28,224
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2042	30	33,440
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2043	45	49,817
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2044	30	32,964
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.25%	02/01/2049	205	221,016
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2054	55	57,120
San Antonio (City of), TX, Series 2024 C, RB	5.00%	02/01/2054	55	57,120
San Antonio Education Facilities Corp. (Trinity University), Series 2024, Ref. RB	5.00%	06/01/2034	50	59,192
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Sunnyvale Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	$100	$ 104,573
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2036	40	46,147
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2034	15	17,926
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2039	130	148,817
Texas (State of), Series 2025 B, Ref. GO Bonds	5.00%	08/01/2039	25	28,557
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2034	10	11,720
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2036	25	28,930
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2037	5	5,749
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2038	105	119,802
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2034	5	5,851
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2037	10	11,474
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2040	45	50,403
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2041	30	33,423
Texas (State of) Water Development Board, Series 2019, RB	3.00%	10/15/2034	10	10,013
Texas (State of) Water Development Board, Series 2020, RB	3.00%	10/15/2034	10	10,017
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2034	10	11,762
Texas (State of) Water Development Board, Series 2024 A, RB	5.00%	10/15/2040	120	136,425
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2044	175	193,018
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2049	130	137,944
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2053	100	104,907
Texas A&M University, Series 2024 A, GO Bonds	5.00%	05/15/2040	35	39,770
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2034	15	17,871
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2036	75	87,674
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2037	50	57,963
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2038	45	51,795
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2039	95	108,652
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2041	10	11,302
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2042	30	33,585
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2034	30	34,694
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2038	70	80,140
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2040	25	28,287
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2041	70	78,698
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2042	5	5,559
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2044	25	27,210
Tuloso-Midway Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2050	105	112,683
Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue, Series 2024, RB	5.00%	08/01/2049	110	116,897
Waco (City of), TX, Series 2024 A, Ctfs. of Obligations	5.00%	02/01/2049	25	26,402
Weatherford College of the Parker County Junior College District, Series 2025, RB	5.25%	08/01/2050	180	191,561
Weatherford College of the Parker County Junior College District, Series 2025, RB	5.00%	08/01/2055	15	15,623
				11,719,941
Utah-0.67%
Iron (County of), UT, Series 2024, RB	5.00%	10/01/2064	100	103,591
Timpanogos Special Service District, Series 2024, Ref. RB	5.00%	06/01/2054	115	119,972
Utah (State of), Series 2020, GO Bonds	3.00%	07/01/2034	100	99,938
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2037	35	40,821
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2038	50	57,894
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2039	60	68,981
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2040	80	91,170
Utah Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2039	20	22,994
Utah Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2041	35	39,740
Utah Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2042	45	50,406
Utah Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2034	5	6,017
				701,524
Virginia-1.11%
Chesterfield (County of), VA Economic Development Authority (County Mobility), Series 2024, RB	5.00%	04/01/2048	50	52,996
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Fairfax (County of), VA, Series 2024 A, RB	5.00%	07/15/2049	$20	$ 21,385
Fairfax (County of), VA, Series 2025 A, GO Bonds	4.00%	10/01/2034	10	11,089
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2035	5	5,919
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2036	85	99,842
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2037	205	238,908
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2024, RB	5.00%	05/15/2051	45	47,396
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2040	5	5,715
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2042	80	89,491
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2046	10	10,750
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2054	20	21,071
Loudoun (County of), VA Economic Development Authority, Series 2020, Ref. RB	3.00%	12/01/2034	10	10,026
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.00%	02/01/2034	110	128,217
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, Ref. RB	5.00%	02/01/2034	45	52,452
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2036	25	29,264
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2037	20	23,201
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2038	20	22,986
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2039	50	57,140
Virginia (Commonwealth of) Public Building Authority, Series 2024 A, RB	5.00%	08/01/2039	65	74,589
Virginia (Commonwealth of) Public Building Authority, Series 2024 A, RB	5.00%	08/01/2044	20	21,921
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2034	30	35,792
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2038	50	57,739
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2039	25	28,667
Virginia Resources Authority, Series 2024 S, Ref. RB	5.00%	11/01/2054	15	15,904
				1,162,460
Washington-3.24%
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2038	50	57,753
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2040	80	91,065
Energy Northwest, Series 2025 A, Ref. RB	5.00%	07/01/2034	20	23,913
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2034	50	58,513
Energy Northwest (No. 1), Series 2023 A, Ref. RB	5.00%	07/01/2034	185	216,498
Energy Northwest (No. 3), Series 2024 A, Ref. RB	5.00%	07/01/2037	15	17,501
Grant (County of), WA Public Utility District No. 2 Priest Rapids Hydroelectric Project, Series 2024, Ref. RB	5.00%	01/01/2038	25	28,806
Grant (County of), WA Public Utility District No. 2 Priest Rapids Hydroelectric Project, Series 2024, Ref. RB	5.00%	01/01/2039	5	5,707
Grant (County of), WA Public Utility District No. 2 Priest Rapids Hydroelectric Project, Series 2024, Ref. RB	5.00%	01/01/2040	10	11,296
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	105	120,168
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	20	22,782
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	5	5,660
King (County of), WA, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2037	20	23,334
King (County of), WA, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2038	20	23,171
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2036	25	29,466
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2038	65	75,364
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2039	10	11,517
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2049	10	10,606
King (County of), WA, Series 2024 B, Ref. RB	5.00%	07/01/2036	5	5,867
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Pierce County School District No. 10 Tacoma, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2048	$150	$ 159,392
Pierce County School District No. 403 Bethel, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	40	45,096
Seattle (City of), WA, Series 2024, Ref. RB	5.00%	10/01/2054	100	104,590
Seattle (City of), WA, Series 2025, Ref. RB	5.00%	02/01/2034	5	5,925
Snohomish (County of), WA Public Utility District No. 1, Series 2025 A, Ref. RB	5.00%	12/01/2034	15	17,992
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	50	57,066
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	65	73,891
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	10	11,313
Tacoma (City of), WA (Green Bonds), Series 2024, Ref. RB	5.00%	12/01/2041	40	45,390
University of Washington, Series 2024 A, RB	5.00%	04/01/2037	20	23,261
University of Washington, Series 2024 B, Ref. RB	5.00%	07/01/2040	50	56,437
University of Washington, Series 2024 B, Ref. RB	5.00%	07/01/2041	10	11,232
Washington (State of), Series 2023 B, GO Bonds	5.00%	02/01/2034	10	11,641
Washington (State of), Series 2023 R-2024A, Ref. GO Bonds	5.00%	02/01/2036	5	5,849
Washington (State of), Series 2023 R-2024A, Ref. GO Bonds	5.00%	02/01/2037	5	5,801
Washington (State of), Series 2023 R-2024A, Ref. GO Bonds	5.00%	02/01/2039	40	45,680
Washington (State of), Series 2023, A GO Bonds	5.00%	08/01/2034	10	11,714
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2034	25	29,794
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2044	10	10,999
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2047	30	32,111
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2037	160	185,618
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2038	30	34,547
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2040	25	28,285
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2041	10	11,283
Washington (State of), Series 2024 D, GO Bonds	5.00%	06/01/2047	45	48,021
Washington (State of), Series 2024 R, Ref. GO Bonds	5.00%	08/01/2034	70	83,424
Washington (State of), Series 2024 R-2024C, Ref. GO Bonds	5.00%	08/01/2038	185	213,879
Washington (State of), Series 2024 R-2025A, Ref. GO Bonds	5.00%	07/01/2038	45	51,991
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2038	110	127,171
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2039	120	137,551
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2042	15	16,820
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2046	20	21,547
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2048	25	26,633
Washington (State of), Series 2025A, GO Bonds	5.00%	08/01/2036	5	5,869
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2034	25	29,256
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2038	25	28,789
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2036	50	58,692
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2039	105	120,357
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2040	110	125,297
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2039	65	74,230
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2042	5	5,580
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2043	95	104,919
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2044	15	16,404
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2045	10	10,837
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2047	210	224,133
				3,395,294
Wisconsin-0.91%
University of Wisconsin Hospitals & Clinics (Green Bonds), Series 2024 A, RB	5.00%	04/01/2049	25	25,911
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2034	85	99,090
Wisconsin (State of), Series 2024 B, GO Bonds	5.00%	05/01/2038	120	138,725
Wisconsin (State of), Series 2024 C, GO Bonds	5.00%	05/01/2043	10	11,081
Wisconsin (State of), Series 2024, Ref. GO Bonds	5.00%	05/01/2038	75	86,703
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2034	$10	$ 11,868
Wisconsin (State of), Series 2025 A, GO Bonds	5.00%	05/01/2036	25	29,341
Wisconsin (State of), Series 2025 B, GO Bonds	5.00%	05/01/2036	15	17,747
Wisconsin (State of), Series 2025-1, Ref. GO Bonds	5.00%	05/01/2034	185	219,564
Wisconsin (State of) Department of Transportation, Series 2023, Ref. RB	5.00%	07/01/2034	135	158,579
Wisconsin (State of) Public Finance Authority, Series 2024, RB(b)	5.50%	07/01/2044	150	158,673
				957,282
TOTAL INVESTMENTS IN SECURITIES(c)-98.87% (Cost $100,381,257)				103,620,638
OTHER ASSETS LESS LIABILITIES-1.13%				1,180,130
NET ASSETS-100.00%				$104,800,768

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)
February 28, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.64%
Alabama-1.03%
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 A, RB	5.00%	09/01/2040	$5	$ 5,754
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 A, RB	5.00%	09/01/2044	30	33,181
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 A, RB	5.00%	03/01/2045	20	21,883
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2035	5	5,982
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2036	5	5,929
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2044	15	16,664
Auburn University, Series 2025 A, RB	5.00%	06/01/2055	10	10,468
Birmingham (City of), AL Special Care Facilities Financing Authority (Children’s Hospital), Series 2025 A, Ref. RB	5.25%	06/01/2050	70	74,609
Birmingham (City of), AL Special Care Facilities Financing Authority (Children’s Hospital), Series 2025 A, Ref. RB	5.25%	06/01/2055	80	84,627
Huntsville (City of), AL Health Care Authority (The), Series 2025 B, RB	5.00%	06/01/2035	50	58,708
Mobile (City of), AL, Series 2025 A, GO Bonds	5.00%	02/15/2039	15	17,344
Mobile (City of), AL, Series 2025 A, GO Bonds	5.00%	02/15/2043	15	16,656
Mobile (City of), AL, Series 2025 A, GO Bonds	5.00%	02/15/2045	45	48,862
				400,667
Arizona-0.78%
Maricopa County Pollution Control Corp. (Southern California Edison), Series 2000, Ref. RB	2.40%	06/01/2035	20	17,867
Mesa (City of), AZ, Series 2025, RB, (INS - AGI)(a)	5.00%	07/01/2038	5	5,836
Mesa (City of), AZ, Series 2025, RB, (INS - AGI)(a)	5.00%	07/01/2039	15	17,384
Mesa (City of), AZ, Series 2025, RB, (INS - AGI)(a)	5.00%	07/01/2041	10	11,395
Phoenix Civic Improvement Corp., Series 2025, RB	5.00%	07/01/2037	5	5,941
Phoenix Civic Improvement Corp., Series 2025, Ref. RB	5.00%	07/01/2040	35	40,631
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2044	50	55,195
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2054	50	52,567
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.25%	01/01/2054	60	64,356
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2037	25	29,836
				301,008
California-19.47%
Antelope Valley Union High School District, Series 2025 A, GO Bonds	5.00%	08/01/2054	5	5,334
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2041	5	5,866
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2042	10	11,614
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2044	85	96,331
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2045	10	11,185
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2040	10	11,858
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2041	15	17,598
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2045	10	11,185
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2035	35	42,180
California (State of), Series 2025, GO Bonds	5.00%	08/01/2037	5	6,023
California (State of), Series 2025, GO Bonds	5.00%	08/01/2041	10	11,698
California (State of), Series 2025, GO Bonds	5.00%	03/01/2042	15	17,248
California (State of), Series 2025, GO Bonds	5.00%	08/01/2042	25	28,896
California (State of), Series 2025, GO Bonds	5.00%	08/01/2043	30	34,228
California (State of), Series 2025, GO Bonds	5.00%	03/01/2044	80	90,052
California (State of), Series 2025, GO Bonds	5.00%	08/01/2044	10	11,306
California (State of), Series 2025, GO Bonds	5.00%	03/01/2049	60	65,068
California (State of), Series 2025, GO Bonds	5.00%	08/01/2050	100	108,220
California (State of), Series 2025, GO Bonds	5.00%	03/01/2055	235	251,909
California (State of), Series 2025, GO Bonds	5.25%	08/01/2055	100	109,572
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2035	10	12,224
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2038	20	23,782
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2045	50	55,758
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2045	$100	$ 111,964
California (State of) Educational Facilities Authority (Southern California University), Series 2025 A, RB	5.00%	10/01/2055	100	106,268
California (State of) Educational Facilities Authority (Southern California University), Series 2025, RB	5.00%	10/01/2035	45	56,479
California (State of) Educational Facilities Authority (university of Pacific), Series 2025, RB	5.00%	11/01/2055	55	57,931
California (State of) Enterprise Development Authority (Campbell Hall (Episcopal)), Series 2025, RB	5.00%	08/01/2040	5	5,758
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2025 A, Ref. RB	5.25%	08/15/2054	20	21,584
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2025 B, Ref. RB	5.00%	08/15/2035	30	37,545
California (State of) Health Facilities Financing Authority(Adventist Health System), Series 2025, RB	5.00%	12/01/2035	195	225,233
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	5.00%	05/15/2045	10	11,016
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	5.00%	10/01/2035	30	37,801
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	5.00%	10/01/2037	5	6,164
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	5.00%	10/01/2042	5	5,854
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	4.00%	10/01/2044	50	51,439
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2035	10	12,079
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.25%	04/01/2038	5	6,072
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.25%	04/01/2039	10	12,016
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2044	20	22,466
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2050	50	53,595
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2035	5	6,157
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2037	5	6,048
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2041	25	29,319
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2045	5	5,581
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2050	25	26,891
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2040	10	11,900
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2042	10	11,703
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2043	85	98,166
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2044	55	62,537
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2046	25	27,680
California State University, Series 2025 A, Ref. RB	5.25%	11/01/2050	10	11,056
East Bay Municipal Utility District (Green Bonds), Series 2025 A, RB	5.00%	06/01/2055	100	107,355
Encinitas Union School District, Series 2025 A, GO Bonds	5.00%	08/01/2054	5	5,330
Fontana Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	11/01/2055	5	5,295
Foothill-De Anza Community College District, Series 2025 D, GO Bonds	5.00%	08/01/2044	10	11,280
Grossmont Healthcare District, Series 2025 F, Ref. GO Bonds	5.00%	07/15/2038	10	11,937
Grossmont Healthcare District, Series 2025 F, Ref. GO Bonds	5.00%	07/15/2039	5	5,926
Imperial Irrigation District, Series 2016 C, Ref. RB	3.13%	11/01/2035	20	20,001
Irvine (City of), CA Community Facilities District No. 2013-3, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2050	50	53,936
Irvine (City of), CA Community Facilities District No. 2013-3, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2055	50	53,640
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.00%	11/15/2035	40	46,698
Long Beach Community College District, Series 2025 E, GO Bonds	5.00%	08/01/2052	15	16,046
Los Angeles (City of), CA, Series 2025 A, RB	5.25%	06/01/2050	20	22,036
Los Angeles (City of), CA, Series 2025 A, RB	5.00%	06/01/2055	50	53,319
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2035	5	6,249
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2045	15	16,767
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2042	5	5,793
Los Angeles (City of), CA, Series 2025 E, RB	5.25%	05/15/2055	75	81,383
Los Angeles (City of), CA, Series 2025, Ref. RB	5.00%	06/01/2043	10	11,457
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2042	10	11,641
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2044	20	22,748
Los Angeles (City of), CA Department of Airports, Series 2025, Ref. RB	5.00%	05/15/2039	25	29,951
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2038	15	18,125
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2040	15	17,801
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2048	30	32,563
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2048	60	66,768
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2051	50	54,527
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2035	$15	$ 17,541
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2041	5	5,657
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2041	50	56,675
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2042	100	112,355
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2045	115	125,306
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2049	130	137,758
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2052	50	52,470
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2055	100	104,637
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2046	5	5,426
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2035	10	12,277
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2037	5	6,139
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2038	20	24,287
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2041	5	5,893
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2045	30	33,512
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2046	20	22,056
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2047	45	49,263
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.25%	12/01/2050	15	16,366
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.25%	12/01/2054	65	70,274
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.50%	12/01/2054	170	187,590
Los Angeles Unified School District, Series 2024 QRR, GO Bonds	5.00%	07/01/2035	5	6,170
Los Angeles Unified School District, Series 2024 QRR, GO Bonds	5.00%	07/01/2036	20	24,429
Los Angeles Unified School District, Series 2024 QRR, GO Bonds	5.00%	07/01/2037	10	12,090
Los Angeles Unified School District, Series 2024 QRR, GO Bonds	5.00%	07/01/2039	5	5,928
Los Angeles Unified School District, Series 2025 A, Ref. GO Bonds	5.00%	07/01/2040	5	5,907
Los Angeles Unified School District, Series 2025 A-1, GO Bonds	5.00%	07/01/2042	15	17,412
Los Angeles Unified School District (Sustainability Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2041	5	5,832
Los Angeles Unified School District (Election of 2024), Series 2025 A-1, GO Bonds	5.00%	07/01/2045	10	11,137
Los Angeles Unified School District (Election of 2024), Series 2025 A-1, GO Bonds	5.00%	07/01/2049	120	129,467
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2042	20	23,065
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2043	50	57,040
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2044	50	56,140
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2045	45	49,882
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.25%	07/01/2049	25	27,384
Metropolitan Water District of Southern California, Series 2025 A, Ref. RB	5.00%	04/01/2038	10	12,170
Modesto High School District (Election of 2022), Series 2025 B, GO Bonds	5.25%	08/01/2050	10	11,009
Mt. San Antonio Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	25	27,311
Municipal Improvement Corp. of Los Angeles, Series 2025, RB	5.00%	05/01/2045	15	16,500
Municipal Improvement Corp. of Los Angeles, Series 2025, RB	5.25%	05/01/2050	75	80,747
Municipal Improvement Corp. of Los Angeles, Series 2025, RB	5.50%	05/01/2055	95	104,837
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025 A, RB	5.00%	05/01/2055	75	78,645
Oakland (City of), CA, Series 2025 B-1, GO Bonds	5.00%	07/15/2055	50	52,799
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	5.00%	11/01/2050	5	5,358
Orange (County of), CA Local Transportation Authority, Series 2025, Ref. RB	5.00%	02/15/2035	5	6,219
Orange (County of), CA Local Transportation Authority, Series 2025, Ref. RB	5.00%	02/15/2037	15	18,325
Orange (County of), CA Local Transportation Authority, Series 2025, Ref. RB	5.00%	02/15/2039	15	17,995
Orange (County of), CA Local Transportation Authority, Series 2025, Ref. RB	5.00%	02/15/2040	5	5,893
Orange (County of), CA Sanitation District, Series 2024 A, Ref. RB	5.00%	02/01/2035	5	6,098
Pajaro Valley Unified School District, Series 2025 A, GO Bonds	5.00%	08/01/2049	5	5,410
Pasadena Unified School District (Election of 2020), Series 2025 D, GO Bonds	5.25%	08/01/2045	5	5,698
Pasadena Unified School District (Election of 2020), Series 2025 D, GO Bonds	5.25%	08/01/2046	10	11,246
Peralta Community College District, Series 2025, Ref. GO Bonds	5.00%	08/01/2035	10	12,462
Peralta Community College District (Election of 2018), Series 2025 C-1, GO Bonds	5.00%	08/01/2050	5	5,354
Petaluma Joint Union High School District, Series 2025 A, GO Bonds	5.00%	08/01/2054	5	5,290
Pittsburg Unified School District, Series 2025 A, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	10	10,608
Redwoods Community College District (Election of 2024), Series 2025, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2050	40	43,625
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	30	32,456
Sacramento (City of), CA Unified School District (Measure D) (Election of 2024), Series 2025 A, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2053	70	74,498
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	$10	$ 10,696
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	75	79,560
Sacramento (County of), CA Water Financing Authority, Series 2025, RB	5.00%	06/01/2055	10	10,624
Salinas Union High School District, Series 2025 B, GO Bonds	5.00%	08/01/2048	5	5,403
San Bernardino City Unified School District, Series 2025, COP, (INS - AGI)(a)	4.50%	10/01/2045	5	5,205
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, RB	5.00%	08/01/2049	50	54,384
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2038	15	18,209
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2042	15	17,287
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2044	30	33,701
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2045	25	27,722
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2050	40	42,785
San Diego (City of), CA Public Facilities Financing Authority, Series 2025, RB	5.00%	08/01/2055	50	53,370
San Diego (County of), CA Regional Airport Authority, Series 2025 A, RB	5.25%	07/01/2050	60	65,811
San Diego (County of), CA Regional Airport Authority, Series 2025 A, RB	5.25%	07/01/2055	10	10,861
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2039	5	6,025
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2041	5	5,908
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2043	5	5,775
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2044	5	5,705
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2045	35	39,217
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2055	75	80,176
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2047	60	65,877
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2050	40	43,004
San Dieguito Union High School District, Series 2025, Ref. GO Bonds	5.00%	08/01/2039	15	18,074
San Francisco (City & County of), CA, Series 2025, Ref. COP	5.00%	04/01/2040	25	29,601
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025 B, RB	5.00%	05/01/2053	20	21,328
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2035	25	31,125
San Francisco (City of), CA, Series 2025 E, RB	5.25%	11/01/2055	25	27,256
San Francisco (City of), CA, Series 2025, RB	5.00%	11/01/2055	10	10,688
San Francisco Bay Area Rapid Transit District, Series 2025, GO Bonds	5.00%	08/01/2035	5	6,265
San Francisco Bay Area Rapid Transit District, Series 2025, GO Bonds	5.00%	08/01/2037	5	6,131
San Francisco Bay Area Rapid Transit District, Series 2025, GO Bonds	5.00%	08/01/2039	65	78,082
San Francisco Bay Area Rapid Transit District, Series 2025, GO Bonds	5.00%	08/01/2040	5	5,951
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2025, GO Bonds	5.00%	08/01/2044	10	11,306
San Jose (City of), CA, Series 2025, GO Bonds	5.00%	09/01/2055	10	10,774
San Juan Unified School District, Series 2025, GO Bonds	5.25%	08/01/2044	10	11,463
San Marcos Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	15	16,264
San Ysidro School District, Series 2025 A, Ref. GO Bonds, (INS - BAM)(a)	5.00%	08/01/2044	5	5,592
Santa Clara Unified School District, Series 2017, Ref. GO Bonds	3.00%	07/01/2035	15	15,010
Southwestern Community College District, Series 2025 A, GO Bonds	5.25%	08/01/2051	100	108,983
Southwestern Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	70	75,787
State Center Community College District, Series 2025 D, GO Bonds	5.00%	08/01/2046	25	27,685
Sunnyvale School District, Series 2025 A, GO Bonds	5.00%	09/01/2056	25	26,714
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2037	10	11,917
University of California, Series 2025 BZ, Ref. RB	5.25%	05/15/2037	15	18,207
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2038	15	17,692
University of California, Series 2025 BZ, Ref. RB	5.25%	05/15/2039	45	53,489
University of California, Series 2025 BZ, Ref. RB	5.25%	05/15/2040	15	17,756
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2041	35	40,246
University of California, Series 2025 CA, RB	5.00%	05/15/2039	5	5,834
University of California, Series 2025 CA, RB	5.00%	05/15/2040	50	58,098
University of California, Series 2025 CB, RB	5.00%	05/15/2038	5	5,897
University of California, Series 2025 CB, RB	5.00%	05/15/2040	140	162,674
University of California, Series 2025 CC, RB	5.00%	05/15/2037	5	5,958
University of California, Series 2025 CC, RB	5.00%	05/15/2042	10	11,425
University of California, Series 2025 CC, RB	5.00%	05/15/2044	70	78,259
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2025 CC, RB	5.00%	05/15/2045	$60	$ 66,295
University of California, Series 2025 CC, RB	5.00%	05/15/2046	100	109,308
University of California, Series 2025 CC, RB	5.00%	05/15/2047	5	5,427
University of California, Series 2025 CC, RB	5.00%	05/15/2053	75	79,999
University of California, Series 2025 CC, RB	5.25%	05/15/2055	60	65,106
University of California, Series 2025, RB	5.00%	05/15/2038	5	5,897
University of California, Series 2025, RB	5.00%	05/15/2039	175	204,193
University of California, Series 2025, RB	5.00%	05/15/2039	25	29,170
University of California, Series 2025, RB	5.00%	05/15/2040	15	17,543
University of California, Series 2025, Ref. RB	5.00%	05/15/2040	30	34,859
West Sacrament (City of), CA Enhanced Infrastructure Financing District No. 1, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2050	50	52,923
West Sacramento (City of), CA Enhanced Infrastructure Financing District No. 1, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2055	60	63,351
				7,546,834
Colorado-1.60%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2025, GO Bonds	5.50%	12/01/2041	25	29,958
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2025, GO Bonds	5.50%	12/01/2044	10	11,559
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2025 A, Ref. RB	5.00%	09/01/2035	95	109,976
Colorado (State of) Health Facilities Authority (Craig Hospital), Series 2025, RB	5.50%	12/01/2055	60	63,485
Colorado Springs (City of), CO, Series 2022 A, RB	5.00%	11/15/2035	5	6,077
Colorado Springs (City of), CO, Series 2022 A, RB	5.00%	11/15/2039	170	199,767
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2038	5	5,918
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2042	5	5,736
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2043	30	33,938
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2044	30	33,544
Colorado Springs (City of), CO, Series 2025 A, RB	5.25%	11/15/2050	30	32,548
Colorado Springs (City of), CO, Series 2025 A, RB	5.25%	11/15/2055	40	43,058
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2035	10	11,956
University of Colorado, Series 2025, RB	5.00%	06/01/2050	30	31,808
				619,328
Connecticut-0.86%
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2035	10	10,005
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2035	20	23,561
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2035	145	172,094
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2037	5	5,894
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2040	5	5,767
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2041	5	5,717
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2042	5	5,659
Connecticut (State of), Series 2025 C, GO Bonds	5.00%	08/15/2037	10	11,819
Connecticut (State of), Series 2025 C, GO Bonds	5.00%	08/15/2038	75	87,942
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB	5.00%	07/01/2036	5	6,001
				334,459
Delaware-0.37%
Delaware (State of), Series 2025, GO Bonds	5.00%	05/01/2038	10	11,818
Delaware (State of), Series 2025, GO Bonds	4.00%	05/01/2040	65	69,240
Delaware (State of), Series 2025, GO Bonds	4.00%	05/01/2041	30	31,697
University of Delaware, Series 2025 A, Ref. RB	5.00%	11/01/2035	25	29,713
				142,468
District of Columbia-1.68%
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2035	5	5,907
District of Columbia, Series 2024 A, Ref. RB	5.00%	10/01/2035	45	53,314
District of Columbia, Series 2024 B, GO Bonds	5.00%	08/01/2035	5	5,906
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2037	5	5,889
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2039	$35	$ 40,452
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2040	15	17,198
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2041	20	22,820
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2044	50	55,381
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2045	35	38,341
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2050	65	68,969
District of Columbia, Series 2025 A, Ref. RB	5.25%	06/01/2050	125	135,606
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2035	10	11,794
District of Columbia Water & Sewer Authority, Series 2025, Ref. RB	5.25%	10/01/2054	50	53,676
Washington Metropolitan Area Transit Authority, Series 2025 A, RB	5.25%	07/15/2055	55	58,259
Washington Metropolitan Area Transit Authority, Series 2025 A, RB	5.00%	07/15/2060	75	77,660
				651,172
Florida-3.62%
Central Florida Expressway Authority, Series 2024 A, RB	5.00%	07/01/2037	5	5,914
Delray Beach (City of), FL, Series 2025, RB	5.25%	10/01/2055	35	37,507
Florida (State of) (Capital Outlay), Series 2015 F, Ref. GO Bonds	3.25%	06/01/2035	25	25,005
Florida (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	07/01/2035	55	66,510
Florida (State of) Department of Transportation, Series 2025 C, RB	5.00%	07/01/2052	30	31,671
Florida (State of) Department of Transportation, Series 2025 C, RB	5.00%	07/01/2055	25	26,198
JEA Electric System, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2037	5	5,828
JEA Electric System, Series 2024-3, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2036	5	5,857
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.00%	10/01/2042	5	5,654
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.25%	10/01/2049	90	97,573
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.25%	10/01/2055	70	74,963
Lee (County of), FL School Board (The), Series 2025 A, COP	5.00%	08/01/2043	10	11,093
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2035	30	35,035
Miami-Dade (County of), FL, Series 2025, Ref. RB	5.50%	06/01/2055	15	16,137
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2040	10	11,389
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2043	10	11,055
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2044	10	10,919
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2045	10	10,802
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.25%	04/01/2047	5	5,404
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.25%	04/01/2048	65	69,952
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.00%	04/01/2035	5	5,896
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2037	20	23,663
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2038	5	5,873
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2039	5	5,833
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2040	15	17,377
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2043	50	56,234
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2044	30	33,329
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	5.00%	10/01/2039	10	11,367
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	5.00%	10/01/2041	15	16,816
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	5.00%	10/01/2042	$205	$ 227,376
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	5.00%	10/01/2047	25	26,365
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	5.25%	10/01/2056	60	62,955
Orlando (City of), FL, Series 2025, RB, (INS - AGI)(a)	5.50%	11/01/2050	50	54,143
Orlando (City of), FL, Series 2025, RB, (INS - AGI)(a)	5.50%	11/01/2055	25	27,005
Orlando (City of), FL Utilities Commission, Series 2025 B, Ref. RB	5.00%	10/01/2035	5	5,922
Pasco (City of), FL, Series 2025 A, RB	5.00%	10/01/2055	45	47,145
Peace River Manasota Regional Water Supply Authority, Series 2025 A, RB	5.25%	10/01/2050	50	53,511
Port St. Lucie (City of), FL, Series 2016, Ref. RB	3.00%	09/01/2035	25	24,606
South Broward Hospital District, Series 2016, Ref. RB	3.00%	05/01/2035	25	24,298
Tallahassee (City of), FL, Series 2025, Ref. RB	5.25%	10/01/2050	100	108,080
				1,402,260
Georgia-1.00%
Carroll City-County Hospital Authority, Series 2025, Ref. RB	5.00%	07/01/2050	5	5,233
Cobb-Marietta Coliseum & Exhibit Hall Authority, Series 2025, RB	5.50%	10/01/2050	50	55,079
DeKalb (County of), GA, Series 2025 A, RB	5.00%	10/01/2050	75	79,456
DeKalb (County of), GA, Series 2025 A, RB	5.00%	10/01/2055	5	5,250
DeKalb (County of), GA, Series 2025, RB	5.00%	10/01/2045	10	10,989
Metropolitan Atlanta Rapid Transit Authority, Series 2025 A, RB	5.00%	07/01/2043	5	5,598
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2025 A, RB	5.25%	07/01/2050	65	70,359
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2055	45	47,365
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2040	10	11,723
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2043	5	5,693
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2044	10	11,249
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2045	35	38,934
Savannah Georgia Convention Center Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	06/01/2058	40	41,129
				388,057
Guam-0.15%
Guam (Territory of), Series 2025 G, Ref. RB	5.00%	01/01/2035	50	56,998
Hawaii-0.51%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2035	10	10,000
Hawaii (State of), Series 2025, Ref. RB	5.00%	07/01/2035	5	5,909
Hawaii (State of), Series 2025, Ref. RB	5.00%	07/01/2041	5	5,587
Hawaii (State of) Department of Budget & Finance (The Queen’s Health System), Series 2025, Ref. RB	5.00%	07/01/2040	10	11,304
Honolulu (City & County of), HI, Series 2025 D, Ref. GO Bonds	5.00%	07/01/2039	70	81,375
Honolulu (City & County of), HI, Series 2025, RB	5.25%	07/01/2055	40	43,186
Honolulu (City & County of), HI, Series 2025, Ref. RB	5.00%	07/01/2037	10	11,837
Honolulu (City & County of), HI, Series 2025, Ref. RB	5.00%	07/01/2038	25	29,358
				198,556
Idaho-0.45%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2025, Ref. RB	5.00%	03/01/2041	20	22,487
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem), Series 2025, Ref. RB	5.00%	03/01/2040	100	113,629
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem), Series 2025, Ref. RB	5.25%	03/01/2050	35	37,308
				173,424
Illinois-3.08%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	4.00%	01/01/2035	30	30,106
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	4.00%	01/01/2035	15	15,063
Chicago (City of), IL (O’Hare International Airport), Series 2025 B, RB	5.00%	01/01/2042	5	5,581
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	55	67,356
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2043	20	22,086
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2044	5	5,446
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2045	40	43,143
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2050	$10	$ 10,445
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2055	50	51,846
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2035	5	5,750
Illinois (State of), Series 2024 B, RB	5.00%	06/15/2035	50	57,515
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2035	50	57,749
Illinois (State of), Series 2025 B, RB	5.00%	06/15/2037	10	11,434
Illinois (State of), Series 2025 B, RB	5.00%	06/15/2039	45	50,576
Illinois (State of), Series 2025 B, RB	5.00%	06/15/2040	25	27,850
Illinois (State of), Series 2025, RB	5.00%	06/15/2041	10	11,046
Illinois (State of), Series 2025, RB	5.00%	06/15/2042	50	54,825
Illinois (State of), Series 2025, RB	5.00%	06/15/2043	30	32,619
Illinois (State of), Series 2025, RB	5.00%	06/15/2044	65	69,855
Illinois (State of) Finance Authority (Green Bonds), Series 2025 A, RB	5.00%	01/01/2038	10	11,725
Illinois (State of) Finance Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2042	100	113,896
Illinois (State of) Finance Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2044	35	38,942
Illinois (State of) Finance Authority (Green Bonds), Series 2025, RB	5.00%	01/01/2037	5	5,922
Illinois (State of) Finance Authority (Green Bonds), Series 2025, RB	5.00%	07/01/2038	5	5,840
Illinois (State of) Finance Authority (Green Bonds), Series 2025, RB	5.00%	07/01/2040	25	28,715
Illinois (State of) Finance Authority (Green Bonds), Series 2025, RB	5.00%	07/01/2041	30	34,263
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Center), Series 2025, Ref. RB	5.00%	08/15/2037	50	56,802
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Center), Series 2025, Ref. RB	5.00%	08/15/2038	35	39,391
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Center), Series 2025, Ref. RB	5.00%	08/15/2040	50	55,344
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024 B, Ref. RB	5.00%	04/01/2035	10	11,647
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2035	10	11,813
Illinois (State of) Toll Highway Authority, Series 2025 A, RB	5.00%	01/01/2045	15	16,320
Illinois (State of) Toll Highway Authority, Series 2025 A, RB	5.00%	01/01/2046	10	10,754
Illinois (State of) Toll Highway Authority, Series 2025 A, RB	5.00%	01/01/2047	20	21,357
Illinois Municipal Electric Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	02/01/2035	5	5,933
Sales Tax Securitization Corp., Series 2024 A, Ref. RB	5.00%	01/01/2038	35	39,650
Sales Tax Securitization Corp., Series 2024 A, Ref. RB	5.00%	01/01/2039	50	56,148
				1,194,753
Indiana-1.25%
Allen County Building Corp., Series 2024, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2041	40	44,142
Allen County Building Corp., Series 2024, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	07/15/2042	100	102,246
Indiana (State of) Finance Authority, Series 2025 C, Ref. RB	5.25%	10/01/2044	10	11,088
Indiana (State of) Finance Authority, Series 2025 C, Ref. RB	5.25%	10/01/2045	40	43,822
Indiana (State of) Finance Authority, Series 2025 E, Ref. RB	5.00%	10/01/2035	15	17,849
Indiana (State of) Finance Authority, Series 2025 E, Ref. RB	5.00%	10/01/2037	5	5,840
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	11/15/2035	5	5,925
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	11/15/2038	25	28,900
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	02/01/2039	50	58,055
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	11/15/2043	15	16,526
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB	5.00%	01/15/2039	50	57,029
Purdue University, Series 2025 A, Ref. RB	5.00%	07/01/2036	10	11,842
Purdue University, Series 2025 A, Ref. RB	5.00%	07/01/2037	70	82,170
				485,434
Iowa-0.06%
Iowa (State of) Finance Authority (Green Bonds), Series 2025 A, RB	5.00%	08/01/2045	20	21,852
Kansas-0.29%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2035	30	35,575
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2039	60	70,038
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2043	5	5,610
				111,223
Kentucky-0.81%
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2035	5	5,920
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2037	10	11,757
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2040	$40	$ 45,869
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2041	25	28,492
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2042	10	11,249
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2043	40	44,501
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2044	20	21,974
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2035	20	23,936
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2038	20	23,368
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2039	10	11,592
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2044	55	60,638
University of Kentucky, Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	10/01/2035	25	24,620
				313,916
Louisiana-0.32%
Louisiana (State of), Series 2025 A, Ref. GO Bonds	5.00%	05/01/2035	10	11,968
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2035	10	11,975
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2038	10	11,666
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2039	15	17,376
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2042	25	28,128
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2043	10	11,151
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2044	20	22,136
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2045	10	10,947
				125,347
Maine-0.08%
Maine (State of) Finance Authority (Casella Waste Systems, Inc.), Series 2024, RB	5.00%	07/01/2035	25	29,575
Maryland-1.19%
Maryland (State of), First Series 2024 A, GO Bonds	5.00%	06/01/2035	45	53,356
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2037	20	23,680
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2039	50	58,314
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2040	25	28,946
Maryland (State of) Department of Transportation, Series 2021 A, RB	3.00%	10/01/2035	25	25,081
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2025, Ref. RB	5.25%	07/01/2052	110	115,934
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2035	10	11,866
Maryland Economic Development Corp., Series 2025, RB	5.00%	06/01/2052	15	15,747
Maryland Economic Development Corp. (Dept. of Health Heardquarters), Series 2025, RB	5.00%	06/01/2048	75	79,813
Montgomery (County of), MD, Series 2019 A, GO Bonds	3.00%	11/01/2035	50	50,288
				463,025
Massachusetts-5.28%
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	3.00%	11/01/2035	5	5,007
Massachusetts (Commonwealth of), Series 2019 D, GO Bonds	3.00%	05/01/2035	5	5,022
Massachusetts (Commonwealth of), Series 2021 A, GO Bonds	3.00%	03/01/2035	5	5,038
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2035	5	5,954
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2035	50	59,668
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2035	25	29,885
Massachusetts (Commonwealth of), Series 2024 G, GO Bonds	5.00%	12/01/2035	5	6,010
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2040	30	34,917
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2046	10	10,865
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2050	50	53,048
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2055	25	26,249
Massachusetts (Commonwealth of), Series 2025 B, GO Bonds	5.00%	06/01/2039	25	29,334
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2045	5	5,502
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2047	10	10,785
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2049	10	10,656
Massachusetts (Commonwealth of), Series 2025 E, GO Bonds	5.00%	08/01/2041	75	86,664
Massachusetts (Commonwealth of), Series 2025 E, GO Bonds	5.00%	08/01/2042	10	11,435
Massachusetts (Commonwealth of), Series 2025 F, GO Bonds	5.00%	08/01/2045	10	11,019
Massachusetts (Commonwealth of), Series 2025 F, GO Bonds	5.00%	08/01/2046	20	21,782
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2039	$5	$ 5,887
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2040	100	116,730
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2046	20	21,834
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2050	20	21,291
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2055	150	157,934
Massachusetts (Commonwealth of), Series 2025, RB	5.00%	06/01/2055	50	52,612
Massachusetts (Commonwealth of), Series 2025, Ref. RB	5.00%	06/01/2045	5	5,535
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2037	10	11,946
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.25%	07/01/2050	110	119,492
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.25%	07/01/2055	65	69,866
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2025, RB	5.00%	02/01/2037	5	5,933
Massachusetts (Commonwealth of) Development Finance Agency, Series 2025, RB	5.50%	06/01/2050	15	16,211
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health), Series 2025, Ref. RB	5.50%	07/01/2055	50	53,331
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health), Series 2025, Ref. RB, (INS - AGI)(a)	5.50%	07/01/2055	50	53,921
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	5.00%	07/01/2039	10	11,572
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	5.00%	07/01/2040	30	34,275
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	5.00%	07/01/2055	55	57,593
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025, Ref. RB	5.00%	10/01/2039	175	201,985
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2025 B-2, RB	5.00%	10/01/2048	90	95,902
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care), Series 2025, Ref. RB	5.00%	07/01/2035	50	57,730
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.00%	02/15/2050	50	52,937
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.00%	02/15/2055	125	131,081
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.50%	02/15/2055	30	32,748
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2038	45	53,251
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2041	150	174,761
				2,045,198
Michigan-0.79%
Grand Rapids (City of), MI, Series 2025, GO Bonds	5.00%	04/01/2055	10	10,431
Great Lakes Water Authority, Series 2025 A, Ref. RB	5.00%	07/01/2035	20	23,734
Great Lakes Water Authority, Series 2025 B, Ref. RB	5.00%	07/01/2035	40	47,608
Great Lakes Water Authority, Series 2025 C, RB	5.25%	07/01/2050	10	10,663
Great Lakes Water Authority, Series 2025 C, RB	5.25%	07/01/2055	10	10,599
L’Anse Creuse Public Schools, Series 2025 I, GO Bonds	5.00%	05/01/2049	10	10,534
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, RB	5.00%	04/15/2035	5	5,991
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, Ref. RB	5.00%	10/15/2050	10	10,639
Michigan (State of) Hospital Finance Authority (Corewell Health), Series 2025 A, RB	5.00%	08/15/2035	5	5,882
Michigan (State of) Hospital Finance Authority (Corewell Health), Series 2025 A, RB	5.00%	08/15/2045	125	133,608
Michigan State University, Series 2025 A, Ref. RB	5.00%	02/15/2055	15	15,798
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2025, Ref. RB	5.00%	12/01/2044	20	21,974
				307,461
Minnesota-0.38%
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2035	65	77,302
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2035	5	5,946
Minnesota (State of), Series 2025 A, GO Bonds	5.00%	08/01/2035	5	6,041
Minnesota (State of), Series 2025 A, GO Bonds	5.00%	08/01/2038	50	58,568
				147,857
Mississippi-0.15%
Mississippi (State of) Development Bank, Series 2025, RB	5.00%	06/01/2050	10	10,462
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-(continued)
Mississippi (State of) Hospital Equipment & Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.00%	05/15/2055	$40	$ 41,397
Mississippi (State of) Hospital Equipment & Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.50%	05/15/2055	5	5,341
				57,200
Missouri-0.21%
Lindbergh School District, Series 2025, GO Bonds	5.50%	03/01/2043	5	5,688
Missouri (State of) Health & Educational Facilities Authority, Series 2025 A, Ref. RB	5.00%	04/01/2035	10	11,872
Missouri (State of) Health & Educational Facilities Authority, Series 2025, RB	5.00%	11/15/2035	10	11,682
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2037	35	40,808
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2035	10	11,980
				82,030
Montana-0.08%
Montana State Board of Regents, Series 2025, RB, (INS - AGI)(a)	4.50%	11/15/2054	30	30,275
Nebraska-0.94%
Omaha (City of), NE Public Power District, Series 2025 A, RB	5.00%	02/01/2039	10	11,577
Omaha (City of), NE Public Power District, Series 2025 A, RB	5.25%	02/01/2050	125	135,196
Omaha (City of), NE Public Power District, Series 2025 B, RB	5.00%	02/01/2050	5	5,330
Omaha (City of), NE Public Power District, Series 2025 B, RB	5.00%	02/01/2055	180	189,832
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2024, Ref. RB	5.00%	01/01/2037	20	23,245
				365,180
Nevada-0.29%
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2035	5	5,845
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2037	10	11,638
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2039	25	28,359
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2042	5	5,552
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2044	55	59,809
				111,203
New Hampshire-0.21%
New Hampshire (State of) Business Finance Authority (Grace Christian School), Series 2025, RB	6.00%	08/01/2065	15	15,084
New Hampshire (State of) Health and Education Facilities Authority, Series 2025, Ref. RB	5.50%	08/01/2050	5	5,404
New Hampshire Health and Education Facilities Authority Act, Series 2025, RB	5.00%	06/01/2035	50	60,150
				80,638
New Jersey-1.40%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2025 B, Ref. RB	5.00%	07/01/2035	5	6,098
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2035	50	59,136
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2035	25	29,546
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2040	40	45,810
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2042	30	33,779
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2043	40	44,514
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2045	60	65,185
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2050	90	94,209
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2055	100	103,850
New Jersey (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2044	5	5,544
New Jersey (State of) Turnpike Authority, Series 2025 A, RB	5.25%	01/01/2055	50	53,751
				541,422
New York-21.49%
Albany Capital Resource Corp. (Albany Medical Center Hospital), Series 2025, Ref. RB	5.25%	05/01/2050	80	85,440
Albany Capital Resource Corp. (Albany Medical Center Hospital), Series 2025, Ref. RB	5.50%	05/01/2055	80	85,697
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2043	10	11,432
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2046	25	27,339
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.25%	11/01/2055	150	162,047
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2035	10	11,951
Long Island (City of), NY Power Authority, Series 2025 A, Ref. RB	5.00%	09/01/2037	10	11,928
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority, Series 2025 B, Ref. RB	5.00%	11/15/2041	$15	$ 16,845
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2040	5	5,610
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.25%	11/15/2055	20	20,968
Metropolitan Transportation Authority (Green Bonds), Series 2025 B, Ref. RB	5.00%	11/15/2043	5	5,474
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/15/2041	15	16,764
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.25%	11/15/2045	50	54,380
Nassau (County of), NY, Series 2025 A, GO Bonds	5.00%	04/01/2055	15	15,830
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2035	50	49,134
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	10/15/2047	80	86,693
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	01/15/2055	100	105,050
New York & New Jersey (States of) Port Authority, Two Hundred Fifty series 2025, Ref. RB	5.00%	10/15/2044	20	22,346
New York & New Jersey (States of) Port Authority, Two Hundred Fifty series 2025, Ref. RB	5.00%	10/15/2045	40	44,185
New York & New Jersey (States of) Port Authority, Two Hundred Fifty Series 2025, Ref. RB	5.00%	10/15/2039	10	11,727
New York & New Jersey (States of) Port Authority, Two Hundred Fifty Series 2025, Ref. RB	5.25%	10/15/2051	10	10,840
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2039	25	29,255
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2050	30	31,839
New York & New Jersey (States of) Port Authority, Two Hundred Forty Four Series 2024, Ref. RB	5.00%	07/15/2035	20	23,950
New York (City of), NY, Series 2006, GO Bonds, (INS - AGI)(a)	5.00%	06/01/2035	10	11,727
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2035	5	5,851
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2035	50	58,555
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2035	10	11,906
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2037	10	11,699
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2039	10	11,490
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2040	5	5,699
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2042	100	112,030
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2044	95	103,766
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2046	5	5,349
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2051	110	117,239
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2055	15	15,556
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2042	35	38,961
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2043	50	54,977
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2044	25	27,172
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2045	10	10,753
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2054	40	41,439
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2035	175	207,649
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2037	65	76,311
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2039	45	51,843
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2041	25	28,277
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2043	15	16,563
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2048	35	37,617
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2050	50	53,381
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2035	15	18,188
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.00%	06/15/2043	25	28,119
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.25%	06/15/2050	75	80,846
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.00%	06/15/2052	60	62,952
New York (City of), NY Municipal Water Finance Authority, Series 2025 DD, Ref. RB	5.00%	06/15/2035	10	12,125
New York (City of), NY Municipal Water Finance Authority, Series 2025 DD, Ref. RB	5.00%	06/15/2037	30	35,744
New York (City of), NY Municipal Water Finance Authority, Series 2025 DD, Ref. RB	5.50%	06/15/2039	25	30,400
New York (City of), NY Municipal Water Finance Authority, Series 2025, RB	5.00%	06/15/2055	150	157,106
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-2, Ref. RB	5.00%	06/15/2035	10	12,125
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-1, RB	5.25%	06/15/2055	100	106,872
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-2, Ref. RB	5.00%	06/15/2044	20	22,275
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-2, Ref. RB	5.00%	06/15/2050	25	26,434
New York (City of), NY Transitional Finance Authority, Series 2015, RB	3.25%	08/01/2035	10	9,897
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2035	10	11,827
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2035	5	5,889
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2039	20	23,033
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2040	25	28,557
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2042	$10	$ 11,264
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.50%	05/01/2050	10	10,985
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2038	15	17,510
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2039	15	17,275
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2041	100	113,489
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2043	150	167,268
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2045	15	16,321
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2046	150	161,522
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2047	170	184,389
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2048	170	183,401
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2051	75	78,626
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2035	25	29,443
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2035	10	11,871
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2036	10	11,753
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2037	10	11,653
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2038	95	109,797
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2039	25	28,526
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2041	55	62,091
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2044	110	120,580
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.25%	11/01/2045	50	55,331
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2046	85	91,249
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.25%	11/01/2048	100	107,548
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2050	10	10,497
New York (City of), NY Transitional Finance Authority, Series 2025 H-1, RB	5.00%	11/01/2043	105	116,558
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2035	5	6,085
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2042	35	39,851
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2047	50	52,913
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2035	10	11,848
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2038	50	57,788
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2038	5	5,779
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2040	35	39,591
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	3.00%	02/01/2035	20	19,303
New York (State of), Series 2025 A, Ref. GO Bonds	5.00%	03/15/2039	15	17,810
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	3.25%	03/15/2035	40	40,003
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2035	5	6,011
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2035	10	11,914
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2039	75	87,738
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2040	20	23,187
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2042	95	108,005
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2043	25	28,069
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2045	115	125,313
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2051	55	57,772
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2054	115	120,317
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2037	20	23,735
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2038	10	11,754
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2038	15	17,927
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2039	115	133,735
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2039	10	11,821
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2040	10	11,689
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2041	15	17,150
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2043	30	33,856
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2043	20	22,274
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2043	5	5,622
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2044	40	43,932
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2045	5	5,428
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2046	15	16,168
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2050	100	105,151
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2051	100	104,735
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2055	$50	$ 52,362
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2035	10	12,038
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2038	5	5,919
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2039	10	11,707
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2040	5	5,808
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2044	25	27,571
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.25%	03/15/2046	100	109,980
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.25%	03/15/2047	105	114,659
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2055	40	41,731
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2050	10	10,767
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2054	60	64,459
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2055	40	42,708
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2035	15	17,945
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2045	10	10,913
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2035	95	110,408
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2041	10	11,457
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2044	100	110,285
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2046	5	5,380
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2047	20	21,350
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2051	50	52,473
New York (State of) Thruway Authority, Series 2025, RB	5.00%	03/15/2055	80	83,462
New York (State of) Thruway Authority, Series 2025, RB	5.00%	03/15/2056	55	57,327
New York (State of) Thruway Authority (Bidding Group 2), Series 2025 A, RB	5.00%	03/15/2042	15	16,980
New York (State of) Thruway Authority (Group 4), Series 2025, RB	5.00%	03/15/2053	80	83,631
New York City Health and Hospitals Corp., Series 2025 A, RB	5.00%	02/15/2035	15	17,915
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB	5.25%	10/01/2035	335	401,884
New York State Environmental Facilities Corp., Series 2024, Ref. RB	5.00%	06/15/2035	5	5,959
New York State Environmental Facilities Corp., Series 2025, Ref. RB	5.00%	06/15/2050	20	21,496
New York State Environmental Facilities Corp., Series 2025, Ref. RB	5.00%	06/15/2055	35	37,276
Onondaga Civic Development Corp., Series 2025, RB	5.50%	12/01/2056	10	11,003
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	3.00%	11/15/2035	15	15,007
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.00%	11/15/2043	100	111,550
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.25%	11/15/2050	100	107,748
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.50%	11/15/2053	20	21,967
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2036	35	42,108
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2042	75	84,264
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2043	120	132,821
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2044	35	38,271
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2045	20	21,601
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.25%	12/01/2047	10	10,813
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2050	20	20,977
Utility Debt Securitization Authority, Series 2025 TE-1, RB	5.00%	12/15/2043	100	114,477
Utility Debt Securitization Authority, Series 2025 TE-2, RB	5.00%	06/15/2037	50	60,030
Utility Debt Securitization Authority, Series 2025 TE-2, RB	5.00%	12/15/2039	60	71,160
Utility Debt Securitization Authority, Series 2025 TE-2, RB	5.00%	12/15/2040	10	11,777
				8,329,568
North Carolina-0.42%
Guildford (City of), NC, Series 2025, GO Bonds	5.00%	03/01/2037	5	5,945
Guildford (City of), NC, Series 2025, GO Bonds	5.00%	03/01/2040	30	34,903
Nash Health Care Systems, Series 2025, RB	5.75%	02/01/2050	40	43,344
Nash Health Care Systems, Series 2025, RB	5.25%	02/01/2055	20	20,619
North Carolina (State of), Series 2025 A, RB	5.00%	05/01/2039	20	23,296
North Carolina (State of), Series 2025, Ref. RB	5.00%	03/01/2038	15	17,561
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2025 A, Ref. RB	5.00%	06/01/2039	$10	$ 11,471
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2025 A, Ref. RB	5.00%	06/01/2041	5	5,586
				162,725
North Dakota-0.06%
North Dakota (State of) Housing Finance Agency, Series 2024, Ref. RB	5.00%	10/01/2035	20	23,763
Ohio-1.37%
Allen (County of), OH (Mercy Health), Series 2025, Ref. RB	5.00%	11/01/2039	5	5,748
Franklin (County of), OH, Series 2025, Ref. RB	5.25%	11/01/2055	10	10,575
Greater Cincinnati (Port of), OH Development Authority, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2055	100	103,439
Ohio (State of), Series 2017, Ref. RB	3.25%	01/01/2035	10	10,018
Ohio (State of), Series 2024, Ref. RB	5.00%	01/01/2035	25	29,591
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2035	10	11,995
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2035	5	6,003
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2040	10	11,545
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2035	30	36,108
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	09/15/2036	10	11,887
Ohio (State of) Water Development Authority, Series 2025, RB	5.00%	12/01/2040	10	11,537
Ohio (State of) Water Development Authority, Series 2025, RB	5.00%	12/01/2041	75	86,354
Ohio (State of) Water Development Authority, Series 2025, RB	5.25%	12/01/2046	50	55,475
Ohio (State of) Water Development Authority, Series 2025, RB	5.25%	12/01/2047	25	27,545
Summit County Development Finance Authority, Series 2025, RB, (INS - BAM)(a)	5.25%	07/01/2055	50	51,870
Toledo City School District, Series 2025, GO Bonds, (CEP - Ohio School District)	5.00%	12/01/2054	5	5,255
Toledo Lucas County Public Library, Series 2025 A, GO Bonds	5.00%	12/01/2050	20	21,080
Toledo Lucas County Public Library, Series 2025 A, GO Bonds	5.00%	12/01/2054	35	36,702
				532,727
Oklahoma-0.96%
Oklahoma (State of) Capitol Improvement Authority, Series 2025, RB	5.25%	07/01/2055	100	106,771
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2039	35	40,408
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2040	10	11,469
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2041	25	28,388
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2044	55	60,301
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.25%	01/01/2050	15	16,179
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2025, RB	5.25%	04/01/2050	50	53,749
Oklahoma Water Resources Board, Series 2025, RB	5.25%	04/01/2055	50	53,662
				370,927
Oregon-0.57%
Clackamas Community College District, Series 2025, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2045	5	5,475
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2037	15	17,817
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2039	15	17,511
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2041	5	5,742
Oregon (State of), Series 2025, Ref. GO Bonds	5.25%	05/01/2045	5	5,599
Oregon (State of) Department of Transportation, Series 2024, RB	5.00%	05/15/2035	5	5,913
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.00%	04/01/2039	5	5,825
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.25%	04/01/2042	5	5,793
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.25%	04/01/2045	30	33,590
Oregon City School District No. 62, Series 2025 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2049	40	42,790
Portland (City of), OR, Series 2025 A, Ref. RB	5.00%	10/01/2035	20	24,039
Portland (City of), OR, Series 2025 A, Ref. RB	5.00%	10/01/2036	5	5,950
Portland (City of), OR, Series 2025 A, Ref. RB	5.00%	10/01/2037	15	17,692
Portland (City of), OR, Series 2025 A, Ref. RB	5.00%	10/01/2038	5	5,850
Portland (City of), OR, Series 2025 A, Ref. RB	5.00%	10/01/2039	20	23,245
				222,831
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-2.52%
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2016 A, Ref. RB	4.00%	07/01/2035	$75	$ 75,045
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds, (INS - AGI)(a)	3.00%	02/01/2035	5	4,998
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	3.00%	05/15/2035	10	9,925
Pennsylvania (Commonwealth of), First Series 2024, GO Bonds	5.00%	08/15/2035	10	11,808
Pennsylvania (Commonwealth of), Second series 2016, GO Bonds	3.00%	09/15/2035	25	24,816
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2025, Ref. RB	5.50%	08/15/2055	180	195,925
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2025, Ref. RB	5.25%	08/15/2050	100	107,913
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2035	25	29,635
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2025, Ref. RB	5.00%	12/01/2038	50	58,341
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2025, Ref. RB	5.00%	12/01/2039	10	11,579
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2025, Ref. RB	5.00%	12/01/2040	5	5,734
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2025, Ref. RB	5.00%	12/01/2043	30	33,553
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2025, Ref. RB	5.00%	12/01/2045	5	5,461
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	5.25%	12/01/2055	100	106,878
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 B, RB	5.00%	12/01/2053	50	52,226
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, RB	5.00%	12/01/2039	5	5,836
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, Ref. RB	5.00%	12/01/2040	5	5,743
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, Ref. RB	5.00%	12/01/2044	20	22,086
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025-I, RB	5.00%	12/01/2037	10	11,875
Pennsylvania State University (The), Series 2025 A, Ref. RB	5.00%	09/01/2035	5	6,026
Pennsylvania State University (The), Series 2025 A, Ref. RB	5.25%	09/01/2050	50	54,258
Pennsylvania Turnpike Commission Registration Fee Revenue, Series 2025, Ref. RB	5.00%	07/15/2035	5	5,979
Pennsylvania Turnpike Commission Registration Fee Revenue, Series 2025, Ref. RB	5.00%	07/15/2038	10	11,586
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2039	20	23,219
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2040	10	11,499
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2041	40	45,670
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2042	10	11,294
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.25%	08/01/2044	25	28,072
				976,980
Rhode Island-0.08%
Rhode Island (State of), Series 2025 A, GO Bonds	5.00%	05/01/2044	30	32,910
South Carolina-0.57%
Charleston (City of), SC, Series 2021, Ref. RB	4.00%	01/01/2035	5	5,587
Clemson University, Series 2025 A, RB	5.00%	05/01/2055	100	105,574
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.00%	12/01/2038	5	5,755
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.00%	12/01/2039	5	5,699
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.00%	12/01/2041	5	5,637
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.00%	12/01/2044	5	5,452
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.00%	12/01/2045	5	5,392
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.00%	12/01/2046	25	26,673
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.25%	12/01/2050	45	48,139
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2045	5	5,392
				219,300
Tennessee-0.53%
Memphis (City of), TN, Series 2025, RB	5.00%	12/01/2055	100	104,722
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2021 C, GO Bonds	3.00%	01/01/2035	90	89,930
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2024 B, GO Bonds	5.00%	01/01/2035	10	11,791
				206,443
Texas-15.00%
Alvin Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2053	10	10,706
Anna Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	50	53,428
Argyle Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	35	37,621
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Austin (City of), TX, Series 2025, GO Bonds	5.00%	09/01/2042	$50	$ 56,371
Austin (City of), TX, Series 2025, GO Bonds	5.00%	09/01/2044	10	11,082
Austin (City of), TX, Series 2025, GO Bonds	5.00%	09/01/2045	10	10,987
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2044	10	11,082
Austin (City of), TX, Series 2025, Ref. RB	5.00%	11/15/2044	75	82,887
Austin (City of), TX, Series 2025, Ref. RB	5.00%	11/15/2045	15	16,390
Austin (City of), TX, Series 2025, Ref. RB	5.00%	11/15/2050	50	52,951
Austin (City of), TX, Series 2025, Ref. RB	5.00%	11/15/2055	50	52,293
Bastrop Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2053	50	53,530
Blue Ridge Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.50%	02/15/2055	20	21,786
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2035	50	59,270
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2035	15	18,072
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2045	15	16,447
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2051	15	15,916
Carrollton-Farmers Branch Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	50	52,508
Celina Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	15	16,028
Clear Creek Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	10	10,842
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	20	23,218
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	10	11,520
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	40	45,641
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	35	39,233
Corpus Christi (City of), TX, Series 2025, Ref. RB, (INS - AGI)(a)	5.25%	07/15/2050	50	53,641
Corpus Christi (City of), TX, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	07/15/2055	30	31,213
Crowley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2056	35	37,358
Denton Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	20	22,551
Eagle Mountain & Saginaw Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	65	68,254
Fairfield Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	10	10,717
Farmersville Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	50	53,428
Ferris Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	50	52,319
Forney Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2050	50	52,831
Frenship Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2056	50	53,381
Georgetown Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.50%	02/15/2037	5	6,044
Georgetown Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	15	16,028
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2035	15	17,628
Harris (County of), TX, Series 2025 A, Ref. GO Bonds	5.25%	09/15/2055	15	16,081
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2042	80	88,285
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2044	20	21,741
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2045	10	10,767
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2046	85	90,521
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2055	80	83,110
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2035	30	34,879
Hays Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	50	53,428
Houston (City of), TX, Series 2025 B, RB	5.50%	07/01/2055	45	48,651
Hutto Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2055	50	52,691
Iraan Sheffield Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	02/15/2055	100	102,058
Leander (City of), TX, Series 2025, GO Bonds	5.00%	08/15/2050	25	26,692
Leander (City of), TX, Series 2025, GO Bonds	5.00%	08/15/2055	50	52,822
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Leander Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	$20	$ 23,528
Leander Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	25	28,594
Liberty Hill Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2055	50	52,310
Lower Colorado River Authority, Series 2025, Ref. RB	5.00%	05/15/2035	5	5,940
Lower Colorado River Authority, Series 2025, Ref. RB, (INS - BAM)(a)	5.25%	05/15/2050	40	43,350
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2035	5	5,849
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.00%	05/15/2038	5	5,792
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.00%	05/15/2039	10	11,489
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.50%	05/15/2055	40	43,731
Mansfield Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	55	58,062
Mansfield Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	20	21,386
Medina Valley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	02/15/2050	10	10,171
Medina Valley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	75	80,142
Medina Valley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2060	100	106,304
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	15	16,785
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2046	5	5,410
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2052	100	107,721
Needville Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	50	52,148
New Hope Cultural Education Facilities Finance Corp., Series 2025, RB	5.25%	08/15/2044	15	16,564
New Hope Cultural Education Facilities Finance Corp., Series 2025, RB	5.25%	08/15/2045	15	16,368
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2041	15	16,912
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2042	5	5,596
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2043	20	22,215
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2044	25	27,524
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2055	30	31,283
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2035	30	34,914
North Texas Tollway Authority, Series 2025 A, Ref. RB	5.00%	01/01/2039	155	177,941
Northwest Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	135	142,619
Northwest Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	50	52,432
Northwest Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	25	26,752
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2035	5	6,127
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2035	25	29,650
Port Arthur Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	5	5,247
Princeton Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	50	52,746
Princeton Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	5	5,343
Prosper Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	55	58,020
Prosper Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	40	42,927
Prosper Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	100	107,650
Red Oak Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	55	58,771
Red River Education Finance Corp., Series 2024, Ref. RB	5.00%	03/15/2035	10	11,886
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2037	5	5,890
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2040	20	23,031
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2041	$30	$ 34,349
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2042	25	28,328
Royse (City of), TX Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	35	37,400
Royse (City of), TX Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2058	165	175,779
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2039	20	22,919
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2041	15	16,933
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2044	60	66,227
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.25%	02/01/2049	45	48,689
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.25%	02/01/2054	25	26,580
San Antonio (City of), TX, Series 2024 E, Ref. RB	5.25%	02/01/2049	30	32,459
San Antonio (City of), TX, Series 2024, RB	5.00%	02/01/2041	25	28,222
San Antonio (City of), TX, Series 2024, RB	5.00%	02/01/2042	15	16,808
San Antonio (City of), TX, Series 2025 C, Ref. RB	5.00%	05/15/2044	10	11,077
Seguin (City of), TX, Series 2025, Ctfs. of Obligations	5.50%	09/01/2059	50	54,117
Spring Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	5	5,710
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2035	5	5,821
Tarrant County Cultural Education Facilities Finance Corp., Series 2025 A, RB	5.00%	11/15/2039	15	17,136
Tarrant County Cultural Education Facilities Finance Corp., Series 2025 A, RB	5.50%	11/15/2052	75	81,334
Tarrant County Cultural Education Facilities Finance Corp., Series 2025 A, RB	5.00%	11/15/2055	25	26,036
Tarrant County Cultural Education Facilities Finance Corp., Series 2025, Ref. RB	5.00%	12/01/2040	5	5,648
Tarrant County Cultural Education Facilities Finance Corp., Series 2025, Ref. RB	5.00%	12/01/2041	50	56,158
Tarrant County Cultural Education Facilities Finance Corp., Series 2025, Ref. RB	5.00%	12/01/2042	25	27,793
Terrell Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2050	15	16,195
Terrell Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2055	100	107,141
Texas (State of), Series 2025 E, GO Bonds	4.75%	02/01/2056	105	108,701
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2040	55	63,173
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2041	25	28,546
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2044	15	16,715
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2035	10	11,645
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2035	5	5,810
Texas (State of) Water Development Board, Series 2019, RB	3.00%	10/15/2035	50	49,666
Texas (State of) Water Development Board, Series 2020, RB	3.00%	10/15/2035	15	14,900
Texas (State of) Water Development Board, Series 2025, RB	5.00%	10/15/2038	10	11,737
Texas (State of) Water Development Board, Series 2025, RB	5.00%	10/15/2044	45	50,084
Texas (State of) Water Development Board, Series 2025, RB	4.50%	10/15/2045	20	20,780
Texas (State of) Water Development Board, Series 2025, RB	4.75%	10/15/2050	50	51,454
Texas (State of) Water Development Board, Series 2025, RB	4.75%	10/15/2055	115	116,697
Texas (State of) Water Development Board, Series 2025, RB	4.80%	10/15/2056	120	122,025
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2035	10	11,784
Texas Transportation Finance Corp., Series 2025 A, RB	5.00%	10/01/2043	20	22,302
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2037	30	35,186
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2039	25	28,803
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2040	10	11,421
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2044	25	27,616
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2045	25	27,311
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2050	100	106,260
Texas Transportation Finance Corp., Series 2025, RB	5.25%	10/01/2050	50	54,231
Texas Water Development Board, Series 2025, RB	4.00%	10/15/2039	100	105,837
Tomball Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2051	25	24,927
Travis County Healthcare District, Series 2025, GO Bonds	5.00%	03/01/2050	50	52,425
Venus Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	5	5,358
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Waller Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2050	$50	$ 53,822
Willis Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	02/15/2055	30	30,353
				5,812,476
Utah-0.64%
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.00%	06/01/2040	30	34,125
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.25%	06/01/2042	5	5,693
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.25%	06/01/2045	5	5,501
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.50%	06/01/2050	20	21,950
Local Building Authority of Alpine School District (West School District), Series 2025, RB	5.00%	03/15/2043	30	33,045
Local Building Authority of Alpine School District (West School District), Series 2025, RB	5.00%	03/15/2045	15	16,155
Salt Lake City (City of), UT, Series 2025, RB	5.00%	02/01/2050	50	52,735
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2044	10	11,137
Utah Transit Authority, Series 2007 A, Ref. RB, (INS - NATL)(a)	5.00%	06/15/2035	15	17,839
Utah Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2037	10	11,906
Utah Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2043	35	39,472
				249,558
Virginia-0.37%
Henrico (County of), VA Economic Development Authority (Bon Secours Mercy Health), Series 2025, Ref. RB	5.00%	11/01/2035	5	5,920
Henrico (County of), VA Economic Development Authority (Bon Secours Mercy Health), Series 2025, Ref. RB	5.00%	11/01/2048	10	10,520
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, RB	3.00%	02/01/2035	70	70,008
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2019 A, RB	3.00%	02/01/2035	10	10,034
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2035	5	5,909
Virginia (Commonwealth of) Public Building Authority, Series 2025 A, RB	5.00%	08/01/2041	5	5,717
Virginia (Commonwealth of) Public Building Authority, Series 2025 A, RB	5.00%	08/01/2043	10	11,192
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2035	10	11,850
Virginia Small Business Financing Authority, Series 2025, Ref. RB	5.25%	06/15/2055	10	10,423
				141,573
Washington-4.14%
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2035	15	17,795
Energy Northwest, Series 2025 A, Ref. RB	5.00%	07/01/2039	10	11,643
Energy Northwest, Series 2025, Ref. RB	5.00%	07/01/2037	25	29,615
Energy Northwest, Series 2025, Ref. RB	5.00%	07/01/2038	130	152,543
Energy Northwest, Series 2025, Ref. RB	5.00%	07/01/2041	10	11,430
Energy Northwest, Series 2025, Ref. RB	5.00%	07/01/2043	25	27,984
Energy Northwest (Columbia Generating Station), Series 2025, Ref. RB	5.00%	07/01/2042	40	45,283
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2035	10	11,895
King (County of), WA, Series 2024 B, Ref. RB	5.00%	07/01/2035	75	88,849
King County School District No. 401 Highline, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2044	10	11,035
Pierce County School District No. 320 Sumner, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	10	11,588
Pierce County School District No. 320 Sumner, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	10	11,520
Pierce County School District No. 320 Sumner, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	10	11,470
Seattle (City of), WA, Series 2025, Ref. RB	5.00%	02/01/2035	5	5,981
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Seattle (City of), WA, Series 2025, Ref. RB	5.00%	02/01/2037	$10	$ 11,840
Seattle (City of), WA, Series 2025, Ref. RB	5.00%	02/01/2038	10	11,739
Seattle (City of), WA, Series 2025, Ref. RB	5.00%	02/01/2039	20	23,307
Seattle (City of), WA, Series 2025, Ref. RB	5.25%	02/01/2055	55	59,060
Seattle (Port of), WA, Series 2025, RB	5.25%	10/01/2050	55	59,489
Snohomish (County of), WA Public Utility District No. 1, Series 2025 A, Ref. RB	5.25%	12/01/2055	5	5,384
Snohomish (County of), WA Public Utility District No. 1, Series 2025 B, Ref. RB	5.00%	12/01/2038	15	17,564
Snohomish (County of), WA Public Utility District No. 1, Series 2025 B, Ref. RB	5.00%	12/01/2039	45	52,314
Tacoma (City of), WA, Series 2025 B, Ref. RB	5.00%	01/01/2035	5	5,937
Tacoma (City of), WA (Green Bonds), Series 2025 A, RB	5.25%	01/01/2055	60	64,211
University of Washington, Series 2025 A, Ref. RB	5.00%	04/01/2037	50	59,002
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2035	5	5,921
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2035	20	23,575
Washington (State of), Series 2024 C, Ref. GO Bonds	5.00%	08/01/2035	5	5,921
Washington (State of), Series 2024 R, Ref. GO Bonds	5.00%	07/01/2035	5	5,918
Washington (State of), Series 2024 R, Ref. GO Bonds	5.00%	07/01/2037	20	23,443
Washington (State of), Series 2024 R, Ref. GO Bonds	5.00%	07/01/2039	10	11,532
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2043	50	56,141
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2046	40	43,432
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2035	5	5,981
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2042	150	169,177
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2045	30	32,778
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2035	15	18,011
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2039	15	17,420
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2040	60	69,199
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2037	5	5,902
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2039	15	17,402
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2042	25	28,298
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2046	5	5,419
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2049	35	37,350
Washington (State of) Health Care Facilities Authority, Series 2025 A, Ref. RB	5.25%	09/01/2050	30	31,787
Washington (State of) Health Care Facilities Authority, Series 2025 A, Ref. RB	5.50%	09/01/2055	100	106,747
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2025, RB	5.00%	10/01/2035	55	63,736
				1,603,568
West Virginia-0.06%
West Virginia (State of) Hospital Finance Authority (United Health System Obligated), Series 2025, RB	5.50%	06/01/2050	20	21,506
Wisconsin-0.53%
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2035	20	23,645
Wisconsin (State of), Series 2025-2, Ref. GO Bonds	5.00%	05/01/2038	5	5,860
Wisconsin (State of), Series 2025-3, GO Bonds	5.00%	05/01/2035	25	29,966
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc.), Series 2025, RB	5.25%	08/15/2050	40	41,925
Wisconsin (State of) Public Finance Authority, Series 2025, RB	5.00%	07/01/2035	90	104,115
				205,511
TOTAL INVESTMENTS IN SECURITIES(b)-97.64% (Cost $37,254,958)				37,841,186
OTHER ASSETS LESS LIABILITIES-2.36%				915,544
NET ASSETS-100.00%				$38,756,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
February 28, 2026
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

(This Page Intentionally Left Blank)

Statements of Assets and Liabilities
February 28, 2026 (Unaudited)
	Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
Assets:
Unaffiliated investments in securities, at value(a)	$4,181,202,378	$4,570,341,240	$3,371,354,630	$2,803,642,646
Affiliated investments in securities, at value	199,647,607	298,406,757	356,053,052	323,654,972
Cash	7,122,504	91,776	499,407	-
Due from broker	-	56,068	2,341	-
Deposits with brokers:
Cash segregated as collateral	-	2,405,144	215,615	21,155
Receivable for:
Dividends and interest	41,038,175	46,232,415	38,224,160	32,238,067
Securities lending	17,858	36,256	59,727	49,686
Investments sold	9,323,867	170,445	-	2,386,686
Fund shares sold	-	17,089,421	9,477,944	17,030,061
Total assets	4,438,352,389	4,934,829,522	3,775,886,876	3,179,023,273
Liabilities:
Due to broker	34,672	627	-	88
Payable for:
Investments purchased	143,145,384	27,171,549	13,072,279	22,946,505
Collateral upon return of securities loaned	150,293,857	290,460,159	355,841,078	314,873,617
Collateral upon receipt of securities in-kind	-	2,405,145	215,615	21,155
Fund shares repurchased	2,932,928	-	-	-
Accrued unitary management fees	310,550	350,268	257,459	213,378
Total liabilities	296,717,391	320,387,748	369,386,431	338,054,743
Net Assets	$4,141,634,998	$4,614,441,774	$3,406,500,445	$2,840,968,530
Net assets consist of:
Shares of beneficial interest	$4,139,661,375	$4,580,412,274	$3,360,647,900	$2,790,409,550
Distributable earnings (loss)	1,973,623	34,029,500	45,852,545	50,558,980
Net Assets	$4,141,634,998	$4,614,441,774	$3,406,500,445	$2,840,968,530
Shares outstanding (unlimited amount authorized, $0.01 par value)	211,800,000	233,850,000	165,300,001	150,300,001
Net asset value	$19.55	$19.73	$20.61	$18.90
Market price	$19.56	$19.74	$20.62	$18.91
Unaffiliated investments in securities, at cost	$4,174,315,522	$4,536,796,288	$3,325,340,720	$2,753,013,605
Affiliated investments in securities, at cost	$199,647,607	$298,406,757	$356,053,052	$323,654,972
(a)Includes securities on loan with an aggregate value of:	$145,302,739	$281,334,261	$344,705,932	$304,297,794
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	Invesco BulletShares 2031 Corporate Bond ETF (BSCV)	Invesco BulletShares 2032 Corporate Bond ETF (BSCW)	Invesco BulletShares 2033 Corporate Bond ETF (BSCX)	Invesco BulletShares 2034 Corporate Bond ETF (BSCY)	Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)	Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

$2,438,327,526	$1,638,452,135	$1,398,677,166	$929,421,526	$472,885,242	$192,477,494	$886,408,790
263,409,767	45,452,271	72,760,050	41,092,113	10,254,882	6,748,436	248,671,944
194,631	41,669	-	172,082	19,831	-	-
-	2,355	124	2,962	-	5,850	2,925

173,638	33,199	-	-	-	-	-

25,324,638	14,509,918	17,383,815	11,626,917	6,591,057	2,799,800	18,129,814
50,853	10,065	16,658	16,659	3,690	5,499	37,159
-	34,923,669	-	16,552,175	63,120	-	31,062,089
2,715,871	5,047,089	9,471,016	-	9,536,077	6,304,556	-
2,730,196,924	1,738,472,370	1,498,308,829	998,884,434	499,353,899	208,341,635	1,184,312,721

-	-	-	-	-	-	-

2,662,254	40,318,069	9,916,100	16,651,423	9,569,860	6,248,242	-
263,157,743	45,452,271	70,630,588	40,974,979	9,702,409	6,612,678	67,199,296
173,638	33,199	-	-	-	-	-
-	-	-	-	-	-	-
185,583	123,224	105,649	70,343	34,706	13,810	352,994
266,179,218	85,926,763	80,652,337	57,696,745	19,306,975	12,874,730	67,552,290
$2,464,017,706	$1,652,545,607	$1,417,656,492	$941,187,689	$480,046,924	$195,466,905	$1,116,760,431

$2,412,182,534	$1,611,431,464	$1,375,977,578	$914,909,428	$470,426,658	$193,316,878	$1,129,959,144
51,835,172	41,114,143	41,678,914	26,278,261	9,620,266	2,150,027	(13,198,713)
$2,464,017,706	$1,652,545,607	$1,417,656,492	$941,187,689	$480,046,924	$195,466,905	$1,116,760,431
144,900,001	98,400,001	67,350,001	43,500,001	22,650,001	9,300,001	48,000,001
$17.00	$16.79	$21.05	$21.64	$21.19	$21.02	$23.27
$17.00	$16.79	$21.04	$21.62	$21.20	$21.02	$23.25
$2,384,496,778	$1,597,143,522	$1,356,188,517	$902,796,002	$463,318,471	$190,533,039	$885,217,654
$263,409,767	$45,452,271	$72,760,050	$41,092,113	$10,254,882	$6,748,436	$248,671,944
$254,313,694	$44,058,933	$68,298,105	$38,004,267	$9,357,614	$6,401,284	$64,036,191

Statements of Assets and Liabilities—(continued)
February 28, 2026 (Unaudited)
	Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)	Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)	Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)	Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)
Assets:
Unaffiliated investments in securities, at value(a)	$758,256,122	$632,785,240	$457,443,374	$248,321,693
Affiliated investments in securities, at value	154,843,561	156,827,007	32,952,516	18,169,899
Cash	-	194,481	-	23,287
Due from broker	-	15,391	2,750	-
Deposits with brokers:
Cash segregated as collateral	11,261	584,239	-	-
Receivable for:
Dividends and interest	12,761,542	9,728,374	8,196,632	4,239,027
Securities lending	15,263	25,314	14,896	9,439
Investments sold	-	4,623,299	1,043,152	465,052
Fund shares sold	15,777,682	10,961,766	8,493,763	7,774,733
Total assets	941,665,431	815,745,111	508,147,083	279,003,130
Liabilities:
Due to custodian	-	-	581,567	-
Due to broker	8,147	-	29,464	-
Payable for:
Investments purchased	15,634,144	27,656,760	15,473,569	7,700,254
Collateral upon return of securities loaned	98,989,826	140,523,891	24,692,066	17,205,358
Collateral upon receipt of securities in-kind	11,261	584,238	-	-
Accrued unitary management fees	254,862	202,832	145,006	78,841
Total liabilities	114,898,240	168,967,721	40,921,672	24,984,453
Net Assets	$826,767,191	$646,777,390	$467,225,411	$254,018,677
Net assets consist of:
Shares of beneficial interest	$827,484,596	$643,453,692	$470,014,984	$252,255,925
Distributable earnings (loss)	(717,405)	3,323,698	(2,789,573)	1,762,752
Net Assets	$826,767,191	$646,777,390	$467,225,411	$254,018,677
Shares outstanding (unlimited amount authorized, $0.01 par value)	36,700,001	29,500,001	22,000,001	9,800,001
Net asset value	$22.53	$21.92	$21.24	$25.92
Market price	$22.54	$21.93	$21.25	$25.96
Unaffiliated investments in securities, at cost	$756,374,145	$627,263,390	$456,849,589	$247,142,910
Affiliated investments in securities, at cost	$154,843,561	$156,827,007	$32,952,516	$18,169,899
(a)Includes securities on loan with an aggregate value of:	$95,500,321	$134,978,822	$23,126,666	$16,432,144
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)	Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)	Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)	Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)	Invesco BulletShares 2027 Municipal Bond ETF (BSMR)	Invesco BulletShares 2028 Municipal Bond ETF (BSMS)	Invesco BulletShares 2029 Municipal Bond ETF (BSMT)

$80,118,947	$35,197,254	$7,484,447	$285,511,587	$314,763,775	$275,352,063	$251,383,044
612,841	3,327,184	388,797	-	-	-	-
-	7,125	-	6,307,871	2,297,112	48,991	232,040
-	-	-	-	-	-	-

-	-	-	-	-	-	-

1,286,398	627,949	137,416	3,590,131	3,598,805	3,207,450	2,943,430
-	1,750	-	-	-	-	-
2,341,411	400,313	271,136	605,000	-	-	92,798
2,645,471	-	-	-	-	-	-
87,005,068	39,561,575	8,281,796	296,014,589	320,659,692	278,608,504	254,651,312

-	-	-	-	-	-	-
-	14,406	-	-	-	-	-

4,957,689	405,116	272,452	487,458	251,584	-	259,278
-	3,255,467	370,134	-	-	-	-
-	-	-	-	-	-	-
25,440	11,107	2,464	41,610	43,149	37,336	34,895
4,983,129	3,686,096	645,050	529,068	294,733	37,336	294,173
$82,021,939	$35,875,479	$7,636,746	$295,485,521	$320,364,959	$278,571,168	$254,357,139

$81,719,322	$35,510,574	$7,553,836	$295,968,268	$319,292,648	$276,781,876	$252,629,171
302,617	364,905	82,910	(482,747)	1,072,311	1,789,292	1,727,968
$82,021,939	$35,875,479	$7,636,746	$295,485,521	$320,364,959	$278,571,168	$254,357,139
3,100,001	1,400,001	300,001	12,500,001	13,500,001	11,800,001	10,900,001
$26.46	$25.63	$25.46	$23.64	$23.73	$23.61	$23.34
$26.57	$25.67	$25.50	$23.65	$23.79	$23.68	$23.38
$79,617,743	$34,901,163	$7,417,614	$284,842,829	$312,713,844	$272,407,836	$248,124,476
$612,841	$3,327,184	$388,797	$-	$-	$-	$-
$-	$3,127,821	$352,936	$-	$-	$-	$-

Statements of Assets and Liabilities—(continued)
February 28, 2026 (Unaudited)
	Invesco BulletShares 2030 Municipal Bond ETF (BSMU)	Invesco BulletShares 2031 Municipal Bond ETF (BSMV)	Invesco BulletShares 2032 Municipal Bond ETF (BSMW)	Invesco BulletShares 2033 Municipal Bond ETF (BSSX)
Assets:
Investments in securities, at value	$241,472,863	$173,465,059	$163,803,639	$118,937,265
Cash	637,272	123,552	447,207	325,699
Due from broker	9,725	-	-	-
Receivable for:
Dividends and interest	2,782,473	1,920,546	1,866,550	1,405,670
Investments sold	-	-	-	129,551
Total assets	244,902,333	175,509,157	166,117,396	120,798,185
Liabilities:
Due to broker	-	200	3,500	9,206
Payable for:
Investments purchased	145,447	121,859	438,601	332,013
Accrued unitary management fees	33,255	23,817	22,657	16,241
Total liabilities	178,702	145,876	464,758	357,460
Net Assets	$244,723,631	$175,363,281	$165,652,638	$120,440,725
Net assets consist of:
Shares of beneficial interest	$242,552,148	$173,162,170	$162,693,342	$118,531,869
Distributable earnings	2,171,483	2,201,111	2,959,296	1,908,856
Net Assets	$244,723,631	$175,363,281	$165,652,638	$120,440,725
Shares outstanding (unlimited amount authorized, $0.01 par value)	11,000,001	8,200,001	6,500,001	4,600,001
Net asset value	$22.25	$21.39	$25.49	$26.18
Market price	$22.27	$21.44	$25.52	$26.24
Investments in securities, at cost	$237,418,207	$169,604,174	$160,374,640	$116,876,987
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)	Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)

$103,620,638	$37,841,186
2,663	712,280
-	-

1,191,867	437,173
-	-
104,815,168	38,990,639

-	117

-	228,817
14,400	4,975
14,400	233,909
$104,800,768	$38,756,730

$101,636,537	$38,107,120
3,164,231	649,610
$104,800,768	$38,756,730
4,200,001	1,500,001
$24.95	$25.84
$24.99	$25.88
$100,381,257	$37,254,958

Statements of Operations
For the six months ended February 28, 2026
(Unaudited)
	Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
Investment income:
Unaffiliated interest income	$87,026,725	$92,711,016	$68,279,220	$56,906,375
Affiliated dividend income	1,300,299	332,199	158,783	142,370
Securities lending income, net	177,907	323,562	396,249	292,969
Total investment income	88,504,931	93,366,777	68,834,252	57,341,714
Expenses:
Unitary management fees	2,105,592	2,146,764	1,515,834	1,245,086
Less: Waivers	(35,009)	(8,612)	(4,089)	(3,679)
Net expenses	2,070,583	2,138,152	1,511,745	1,241,407
Net investment income	86,434,348	91,228,625	67,322,507	56,100,307
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,273,161	1,573,601	802,412	1,145,553
Affiliated investment securities	14,476	16,360	20,453	14,276
In-kind redemptions	295,414	119,750	1,062,169	-
Net realized gain (loss)	1,583,051	1,709,711	1,885,034	1,159,829
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,891,618	5,779,111	5,099,787	11,951,850
Affiliated investment securities	(13,874)	(19,686)	(20,570)	(15,070)
Change in net unrealized appreciation (depreciation)	1,877,744	5,759,425	5,079,217	11,936,780
Net realized and unrealized gain (loss)	3,460,795	7,469,136	6,964,251	13,096,609
Net increase in net assets resulting from operations	$89,895,143	$98,697,761	$74,286,758	$69,196,916
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	Invesco BulletShares 2031 Corporate Bond ETF (BSCV)	Invesco BulletShares 2032 Corporate Bond ETF (BSCW)	Invesco BulletShares 2033 Corporate Bond ETF (BSCX)	Invesco BulletShares 2034 Corporate Bond ETF (BSCY)	Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)	Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

$49,273,726	$33,436,544	$28,914,020	$19,785,241	$9,022,792	$2,056,950	$32,600,226
88,006	46,838	40,506	36,593	16,062	4,658	2,069,267
293,312	53,784	78,210	110,585	28,035	14,682	221,861
49,655,044	33,537,166	29,032,736	19,932,419	9,066,889	2,076,290	34,891,354

1,062,755	705,271	594,312	403,360	181,571	41,377	2,418,798
(2,303)	(1,208)	(1,045)	(940)	(414)	(124)	(54,217)
1,060,452	704,063	593,267	402,420	181,157	41,253	2,364,581
48,594,592	32,833,103	28,439,469	19,529,999	8,885,732	2,035,037	32,526,773

(1,005,388)	(847,530)	258,675	(232,894)	(13,441)	(28,575)	(2,458,437)
14,097	159	(197)	581	445	1	6,423
1,760,240	939,565	-	-	-	-	629,326
768,949	92,194	258,478	(232,313)	(12,996)	(28,574)	(1,822,688)

14,537,224	12,673,633	17,141,149	12,852,227	5,803,525	1,769,753	(4,507,154)
(12,824)	(473)	(370)	(1,110)	(282)	(25)	(5,815)
14,524,400	12,673,160	17,140,779	12,851,117	5,803,243	1,769,728	(4,512,969)
15,293,349	12,765,354	17,399,257	12,618,804	5,790,247	1,741,154	(6,335,657)
$63,887,941	$45,598,457	$45,838,726	$32,148,803	$14,675,979	$3,776,191	$26,191,116

Statements of Operations—(continued)
For the six months ended February 28, 2026
(Unaudited)
	Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)	Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)	Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)	Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)
Investment income:
Unaffiliated interest income	$20,521,065	$17,873,256	$13,429,059	$6,971,983
Unaffiliated dividend income	-	-	587	-
Affiliated dividend income	430,401	155,921	65,816	25,208
Securities lending income, net	163,854	146,212	74,833	51,158
Total investment income	21,115,320	18,175,389	13,570,295	7,048,349
Expenses:
Unitary management fees	1,446,252	1,144,545	795,492	415,285
Less: Waivers	(11,337)	(4,057)	(1,709)	(658)
Net expenses	1,434,915	1,140,488	793,783	414,627
Net investment income	19,680,405	17,034,901	12,776,512	6,633,722
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,927,613)	(924,003)	(849,824)	370,640
Affiliated investment securities	4,697	2,463	610	362
In-kind redemptions	297,425	462,296	227,813	342,917
Net realized gain (loss)	(1,625,491)	(459,244)	(621,401)	713,919
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(4,125,615)	(2,607,389)	(4,756,521)	(2,316,031)
Affiliated investment securities	(5,708)	(3,235)	(853)	(517)
Change in net unrealized appreciation (depreciation)	(4,131,323)	(2,610,624)	(4,757,374)	(2,316,548)
Net realized and unrealized gain (loss)	(5,756,814)	(3,069,868)	(5,378,775)	(1,602,629)
Net increase in net assets resulting from operations	$13,923,591	$13,965,033	$7,397,737	$5,031,093
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)	Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)	Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)	Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)	Invesco BulletShares 2027 Municipal Bond ETF (BSMR)	Invesco BulletShares 2028 Municipal Bond ETF (BSMS)	Invesco BulletShares 2029 Municipal Bond ETF (BSMT)

$2,080,055	$968,718	$181,690	$4,298,957	$4,197,766	$3,567,272	$3,256,648
-	-	-	-	-	-	-
7,446	2,282	757	-	-	-	-
-	9,036	1,055	-	-	-	-
2,087,501	980,036	183,502	4,298,957	4,197,766	3,567,272	3,256,648

124,960	59,819	11,925	265,660	261,201	217,395	202,179
(195)	(59)	(20)	-	-	-	-
124,765	59,760	11,905	265,660	261,201	217,395	202,179
1,962,736	920,276	171,597	4,033,297	3,936,565	3,349,877	3,054,469

(208,293)	96,467	32,455	(67,136)	37,427	(80,221)	1,868
-	29	(3)	-	-	-	-
-	-	-	-	-	-	-
(208,293)	96,496	32,452	(67,136)	37,427	(80,221)	1,868

(168,975)	(187,573)	(7,435)	792,107	2,292,876	3,495,043	4,475,690
-	(72)	-	-	-	-	-
(168,975)	(187,645)	(7,435)	792,107	2,292,876	3,495,043	4,475,690
(377,268)	(91,149)	25,017	724,971	2,330,303	3,414,822	4,477,558
$1,585,468	$829,127	$196,614	$4,758,268	$6,266,868	$6,764,699	$7,532,027

Statements of Operations—(continued)
For the six months ended February 28, 2026
(Unaudited)
	Invesco BulletShares 2030 Municipal Bond ETF (BSMU)	Invesco BulletShares 2031 Municipal Bond ETF (BSMV)	Invesco BulletShares 2032 Municipal Bond ETF (BSMW)	Invesco BulletShares 2033 Municipal Bond ETF (BSSX)
Investment income:
Interest income	$3,053,831	$2,213,964	$2,365,880	$1,820,346
Total investment income	3,053,831	2,213,964	2,365,880	1,820,346
Expenses:
Unitary management fees	186,357	128,139	123,958	92,831
Net investment income	2,867,474	2,085,825	2,241,922	1,727,515
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investments	(167,145)	28,858	(91,849)	(37,911)
Change in net unrealized appreciation on unaffiliated investment securities	5,657,437	4,502,885	5,636,448	4,906,365
Net realized and unrealized gain	5,490,292	4,531,743	5,544,599	4,868,454
Net increase in net assets resulting from operations	$8,357,766	$6,617,568	$7,786,521	$6,595,969

(a)	For the period September 15, 2025 (commencement of investment operations) through February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)	Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)(a)

$1,601,161	$288,502
1,601,161	288,502

74,906	13,621
1,526,255	274,881

34,412	4,178
3,992,098	586,228
4,026,510	590,406
$5,552,765	$865,287

Statements of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)
	Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)		Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Operations:
Net investment income	$86,434,348	$173,002,677	$91,228,625	$129,355,331
Net realized gain (loss)	1,583,051	3,757,171	1,709,711	1,651,790
Change in net unrealized appreciation	1,877,744	15,505,628	5,759,425	23,356,830
Net increase in net assets resulting from operations	89,895,143	192,265,476	98,697,761	154,363,951
Distributions to Shareholders from:
Distributable earnings	(87,550,541)	(173,573,303)	(92,191,350)	(129,228,697)
Shareholder Transactions:
Proceeds from shares sold	126,220,922	829,922,333	630,411,143	1,857,259,464
Value of shares repurchased	(232,017,571)	(315,689,385)	(5,920,138)	(47,203,181)
Net increase (decrease) in net assets resulting from share transactions	(105,796,649)	514,232,948	624,491,005	1,810,056,283
Net increase (decrease) in net assets	(103,452,047)	532,925,121	630,997,416	1,835,191,537
Net assets:
Beginning of period	4,245,087,045	3,712,161,924	3,983,444,358	2,148,252,821
End of period	$4,141,634,998	$4,245,087,045	$4,614,441,774	$3,983,444,358
Changes in Shares Outstanding:
Shares sold	6,450,000	42,600,000	31,950,000	94,950,000
Shares repurchased	(11,850,000)	(16,200,000)	(300,000)	(2,400,000)
Shares outstanding, beginning of period	217,200,000	190,800,000	202,200,000	109,650,000
Shares outstanding, end of period	211,800,000	217,200,000	233,850,000	202,200,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)		Invesco BulletShares 2029 Corporate Bond ETF (BSCT)		Invesco BulletShares 2030 Corporate Bond ETF (BSCU)		Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025

$67,322,507	$107,682,216	$56,100,307	$81,982,172	$48,594,592	$64,448,411	$32,833,103	$42,336,845
1,885,034	1,346,368	1,159,829	420,064	768,949	(875,886)	92,194	3,269,390
5,079,217	24,569,777	11,936,780	26,673,279	14,524,400	24,438,485	12,673,160	16,229,541
74,286,758	133,598,361	69,196,916	109,075,515	63,887,941	88,011,010	45,598,457	61,835,776

(67,547,033)	(107,729,419)	(56,168,712)	(82,179,581)	(48,439,824)	(64,479,850)	(32,834,055)	(42,298,292)

676,349,099	882,803,452	579,496,512	1,090,577,131	642,500,626	939,472,527	441,363,090	675,552,780
(33,988,345)	(42,618,635)	-	(44,149,919)	(40,563,195)	(31,992,168)	(17,519,606)	(61,700,478)
642,360,754	840,184,817	579,496,512	1,046,427,212	601,937,431	907,480,359	423,843,484	613,852,302
649,100,479	866,053,759	592,524,716	1,073,323,146	617,385,548	931,011,519	436,607,886	633,389,786

2,757,399,966	1,891,346,207	2,248,443,814	1,175,120,668	1,846,632,158	915,620,639	1,215,937,721	582,547,935
$3,406,500,445	$2,757,399,966	$2,840,968,530	$2,248,443,814	$2,464,017,706	$1,846,632,158	$1,652,545,607	$1,215,937,721

32,850,000	43,500,000	30,750,000	58,950,000	37,950,000	56,700,000	26,400,000	41,400,000
(1,650,000)	(2,100,000)	-	(2,400,000)	(2,400,000)	(1,950,000)	(1,050,000)	(3,750,000)
134,100,001	92,700,001	119,550,001	63,000,001	109,350,001	54,600,001	73,050,001	35,400,001
165,300,001	134,100,001	150,300,001	119,550,001	144,900,001	109,350,001	98,400,001	73,050,001

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)
	Invesco BulletShares 2032 Corporate Bond ETF (BSCW)		Invesco BulletShares 2033 Corporate Bond ETF (BSCX)
	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Operations:
Net investment income	$28,439,469	$38,648,841	$19,529,999	$24,838,593
Net realized gain (loss)	258,478	887,173	(232,313)	221,496
Change in net unrealized appreciation (depreciation)	17,140,779	8,444,465	12,851,117	6,394,647
Net increase in net assets resulting from operations	45,838,726	47,980,479	32,148,803	31,454,736
Distributions to Shareholders from:
Distributable earnings	(28,506,668)	(38,548,678)	(19,600,471)	(24,853,668)
Shareholder Transactions:
Proceeds from shares sold	379,556,829	483,513,524	254,892,935	338,046,628
Value of shares repurchased	-	(36,675,604)	-	(12,362,463)
Net increase (decrease) in net assets resulting from share transactions	379,556,829	446,837,920	254,892,935	325,684,165
Net increase (decrease) in net assets	396,888,887	456,269,721	267,441,267	332,285,233
Net assets:
Beginning of period	1,020,767,605	564,497,884	673,746,422	341,461,189
End of period	$1,417,656,492	$1,020,767,605	$941,187,689	$673,746,422
Changes in Shares Outstanding:
Shares sold	18,150,000	23,700,000	11,850,000	16,200,000
Shares repurchased	-	(1,800,000)	-	(600,000)
Shares outstanding, beginning of period	49,200,001	27,300,001	31,650,001	16,050,001
Shares outstanding, end of period	67,350,001	49,200,001	43,500,001	31,650,001

(a)	For the period June 9, 2025 (commencement of investment operations) through August 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)		Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)		Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)		Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Period Ended August 31, 2025(a)	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025

$8,885,732	$7,562,654	$2,035,037	$99,170	$32,526,773	$59,715,436	$19,680,405	$27,320,793
(12,996)	(46,257)	(28,574)	(20)	(1,822,688)	370,394	(1,625,491)	3,093,501
5,803,243	3,563,780	1,769,728	174,727	(4,512,969)	1,320,580	(4,131,323)	2,032,717
14,675,979	11,080,177	3,776,191	273,877	26,191,116	61,406,410	13,923,591	32,447,011

(8,790,034)	(7,550,455)	(1,809,022)	(91,019)	(32,867,123)	(59,709,285)	(19,978,073)	(27,294,598)

215,078,491	246,051,707	178,099,714	15,217,164	81,938,108	574,571,242	239,883,244	309,323,890
-	(6,077,389)	-	-	(100,379,982)	(75,715,637)	(9,051,460)	-
215,078,491	239,974,318	178,099,714	15,217,164	(18,441,874)	498,855,605	230,831,784	309,323,890
220,964,436	243,504,040	180,066,883	15,400,022	(25,117,881)	500,552,730	224,777,302	314,476,303

259,082,488	15,578,448	15,400,022	-	1,141,878,312	641,325,582	601,989,889	287,513,586
$480,046,924	$259,082,488	$195,466,905	$15,400,022	$1,116,760,431	$1,141,878,312	$826,767,191	$601,989,889

10,200,000	12,000,000	8,550,000	750,001	3,500,000	24,600,000	10,600,000	13,700,000
-	(300,000)	-	-	(4,300,000)	(3,300,000)	(400,000)	-
12,450,001	750,001	750,001	-	48,800,001	27,500,001	26,500,001	12,800,001
22,650,001	12,450,001	9,300,001	750,001	48,000,001	48,800,001	36,700,001	26,500,001

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)
	Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)		Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Operations:
Net investment income	$17,034,901	$24,207,700	$12,776,512	$14,864,610
Net realized gain (loss)	(459,244)	341,192	(621,401)	(2,366,863)
Change in net unrealized appreciation (depreciation)	(2,610,624)	3,837,420	(4,757,374)	3,655,328
Net increase in net assets resulting from operations	13,965,033	28,386,312	7,397,737	16,153,075
Distributions to Shareholders from:
Distributable earnings	(17,133,571)	(24,261,379)	(12,762,698)	(14,891,499)
Shareholder Transactions:
Proceeds from shares sold	204,739,155	192,452,500	150,241,658	222,304,076
Value of shares repurchased	(10,991,256)	(4,248,738)	(4,301,534)	-
Net increase in net assets resulting from share transactions	193,747,899	188,203,762	145,940,124	222,304,076
Net increase in net assets	190,579,361	192,328,695	140,575,163	223,565,652
Net assets:
Beginning of period	456,198,029	263,869,334	326,650,248	103,084,596
End of period	$646,777,390	$456,198,029	$467,225,411	$326,650,248
Changes in Shares Outstanding:
Shares sold	9,300,000	8,800,000	7,000,000	10,400,000
Shares repurchased	(500,000)	(200,000)	(200,000)	-
Shares outstanding, beginning of period	20,700,001	12,100,001	15,200,001	4,800,001
Shares outstanding, end of period	29,500,001	20,700,001	22,000,001	15,200,001

(a)	For the period June 9, 2025 (commencement of investment operations) through August 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)		Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)		Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)		Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)
Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Period Ended August 31, 2025(a)

$6,633,722	$7,418,810	$1,962,736	$2,232,557	$920,276	$882,881	$171,597	$69,034
713,919	(342,444)	(208,293)	67,556	96,496	34,220	32,452	17,372
(2,316,548)	1,236,623	(168,975)	(51,073)	(187,645)	326,019	(7,435)	74,268
5,031,093	8,312,989	1,585,468	2,249,040	829,127	1,243,120	196,614	160,674

(6,475,144)	(7,532,240)	(1,977,611)	(2,233,576)	(962,426)	(909,148)	(221,356)	(53,022)

88,648,562	113,750,431	42,520,029	10,561,744	10,292,388	20,218,161	2,553,811	5,000,025
(7,791,916)	-	-	-	-	-	-	-
80,856,646	113,750,431	42,520,029	10,561,744	10,292,388	20,218,161	2,553,811	5,000,025
79,412,595	114,531,180	42,127,886	10,577,208	10,159,089	20,552,133	2,529,069	5,107,677

174,606,082	60,074,902	39,894,053	29,316,845	25,716,390	5,164,257	5,107,677	-
$254,018,677	$174,606,082	$82,021,939	$39,894,053	$35,875,479	$25,716,390	$7,636,746	$5,107,677

3,400,000	4,400,000	1,600,000	400,000	400,000	800,000	100,000	200,001
(300,000)	-	-	-	-	-	-	-
6,700,001	2,300,001	1,500,001	1,100,001	1,000,001	200,001	200,001	-
9,800,001	6,700,001	3,100,001	1,500,001	1,400,001	1,000,001	300,001	200,001

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)
	Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)		Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Operations:
Net investment income	$4,033,297	$7,113,266	$3,936,565	$6,281,732
Net realized gain (loss)	(67,136)	(600,696)	37,427	(992,058)
Change in net unrealized appreciation (depreciation)	792,107	(73,977)	2,292,876	(8,685)
Net increase in net assets resulting from operations	4,758,268	6,438,593	6,266,868	5,280,989
Distributions to Shareholders from:
Distributable earnings	(3,982,656)	(7,156,280)	(3,931,676)	(6,307,267)
Shareholder Transactions:
Proceeds from shares sold	16,527,797	75,437,520	49,676,933	101,180,004
Value of shares repurchased	(11,827,215)	-	-	-
Transaction fees	-	76,666	41,395	76,636
Net increase in net assets resulting from share transactions	4,700,582	75,514,186	49,718,328	101,256,640
Net increase in net assets	5,476,194	74,796,499	52,053,520	100,230,362
Net assets:
Beginning of period	290,009,327	215,212,828	268,311,439	168,081,077
End of period	$295,485,521	$290,009,327	$320,364,959	$268,311,439
Changes in Shares Outstanding:
Shares sold	700,000	3,200,000	2,100,000	4,300,000
Shares repurchased	(500,000)	-	-	-
Shares outstanding, beginning of period	12,300,001	9,100,001	11,400,001	7,100,001
Shares outstanding, end of period	12,500,001	12,300,001	13,500,001	11,400,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)		Invesco BulletShares 2029 Municipal Bond ETF (BSMT)		Invesco BulletShares 2030 Municipal Bond ETF (BSMU)		Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025

$3,349,877	$4,586,336	$3,054,469	$4,837,862	$2,867,474	$4,249,243	$2,085,825	$2,843,264
(80,221)	(474,640)	1,868	(971,899)	(167,145)	(688,936)	28,858	(828,165)
3,495,043	(286,854)	4,475,690	(820,650)	5,657,437	(1,571,160)	4,502,885	(1,154,742)
6,764,699	3,824,842	7,532,027	3,045,313	8,357,766	1,989,147	6,617,568	860,357

(3,329,674)	(4,595,976)	(3,017,782)	(4,858,255)	(2,806,861)	(4,281,667)	(2,039,026)	(2,835,124)

60,942,812	92,875,807	48,568,036	80,218,356	63,762,563	65,306,133	56,885,858	41,603,620
-	-	-	-	-	-	-	-
58,590	104,395	52,030	86,091	71,362	54,711	68,413	52,076
61,001,402	92,980,202	48,620,066	80,304,447	63,833,925	65,360,844	56,954,271	41,655,696
64,436,427	92,209,068	53,134,311	78,491,505	69,384,830	63,068,324	61,532,813	39,680,929

214,134,741	121,925,673	201,222,828	122,731,323	175,338,801	112,270,477	113,830,468	74,149,539
$278,571,168	$214,134,741	$254,357,139	$201,222,828	$244,723,631	$175,338,801	$175,363,281	$113,830,468

2,600,000	4,000,000	2,100,000	3,500,000	2,900,000	3,000,000	2,700,000	2,000,000
-	-	-	-	-	-	-	-
9,200,001	5,200,001	8,800,001	5,300,001	8,100,001	5,100,001	5,500,001	3,500,001
11,800,001	9,200,001	10,900,001	8,800,001	11,000,001	8,100,001	8,200,001	5,500,001

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)
	Invesco BulletShares 2032 Municipal Bond ETF (BSMW)		Invesco BulletShares 2033 Municipal Bond ETF (BSSX)
	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Operations:
Net investment income	$2,241,922	$3,233,453	$1,727,515	$2,309,159
Net realized gain (loss)	(91,849)	(419,075)	(37,911)	(136,393)
Change in net unrealized appreciation (depreciation)	5,636,448	(3,267,422)	4,906,365	(3,089,257)
Net increase (decrease) in net assets resulting from operations	7,786,521	(453,044)	6,595,969	(916,491)
Distributions to Shareholders from:
Distributable earnings	(2,203,603)	(3,291,904)	(1,712,575)	(2,302,434)
Shareholder Transactions:
Proceeds from shares sold	45,208,561	42,294,459	25,775,423	43,285,976
Transaction fees	56,448	43,671	32,224	76,673
Net increase in net assets resulting from share transactions	45,265,009	42,338,130	25,807,647	43,362,649
Net increase in net assets	50,847,927	38,593,182	30,691,041	40,143,724
Net assets:
Beginning of period	114,804,711	76,211,529	89,749,684	49,605,960
End of period	$165,652,638	$114,804,711	$120,440,725	$89,749,684
Changes in Shares Outstanding:
Shares sold	1,800,000	1,700,000	1,000,000	1,700,000
Shares outstanding, beginning of period	4,700,001	3,000,001	3,600,001	1,900,001
Shares outstanding, end of period	6,500,001	4,700,001	4,600,001	3,600,001

(a)	For the period September 9, 2024 (commencement of investment operations) through August 31, 2025.
(b)	For the period September 15, 2025 (commencement of investment operations) through February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)		Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)
Six Months Ended February 28, 2026	Period Ended August 31, 2025(a)	Period Ended February 28, 2026(b)

$1,526,255	$800,365	$274,881
34,412	(167,571)	4,178
3,992,098	(752,717)	586,228
5,552,765	(119,923)	865,287

(1,514,652)	(753,959)	(215,677)

44,032,872	57,440,784	38,037,248
67,150	95,731	69,872
44,100,022	57,536,515	38,107,120
48,138,135	56,662,633	38,756,730

56,662,633	-	-
$104,800,768	$56,662,633	$38,756,730

1,800,000	2,400,001	1,500,001
2,400,001	-	-
4,200,001	2,400,001	1,500,001

Financial Highlights
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$19.54	$19.46	$18.93	$19.26	$21.56	$21.75
Net investment income(a)	0.40	0.81	0.77	0.65	0.43	0.43
Net realized and unrealized gain (loss) on investments	0.01	0.08	0.51	(0.34)	(2.31)	(0.18)
Total from investment operations	0.41	0.89	1.28	0.31	(1.88)	0.25
Distributions to shareholders from:
Net investment income	(0.40)	(0.81)	(0.75)	(0.64)	(0.42)	(0.44)
Net realized gains	-	-	-	-	(0.00)(b)	-
Total distributions	(0.40)	(0.81)	(0.75)	(0.64)	(0.42)	(0.44)
Net asset value at end of period	$19.55	$19.54	$19.46	$18.93	$19.26	$21.56
Market price at end of period(c)	$19.56	$19.55	$19.48	$18.94	$19.21	$21.58
Net Asset Value Total Return(d)	2.14%	4.69%	6.92%	1.64%	(8.79)%	1.16%
Market Price Total Return(d)	2.14%	4.64%	6.97%	1.95%	(9.11)%	1.11%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,141,635	$4,245,087	$3,712,162	$1,982,408	$1,178,455	$578,885
Ratio to average net assets of:
Expenses	0.10%(e)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.10%(e)	4.17%	4.02%	3.42%	2.17%	2.01%
Portfolio turnover rate(f)	28%	3%	2%	1%	4%	2%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$19.70	$19.59	$18.99	$19.37	$22.01	$22.06
Net investment income(a)	0.42	0.85	0.82	0.68	0.46	0.47
Net realized and unrealized gain (loss) on investments	0.03	0.10	0.59	(0.39)	(2.64)	(0.05)
Total from investment operations	0.45	0.95	1.41	0.29	(2.18)	0.42
Distributions to shareholders from:
Net investment income	(0.42)	(0.84)	(0.81)	(0.66)	(0.45)	(0.47)
Net realized gains	-	-	-	(0.01)	(0.01)	-
Total distributions	(0.42)	(0.84)	(0.81)	(0.67)	(0.46)	(0.47)
Net asset value at end of period	$19.73	$19.70	$19.59	$18.99	$19.37	$22.01
Market price at end of period(b)	$19.74	$19.70	$19.61	$19.00	$19.29	$22.04
Net Asset Value Total Return(c)	2.30%	4.96%	7.61%	1.53%	(9.99)%	1.94%
Market Price Total Return(c)	2.35%	4.85%	7.65%	2.01%	(10.48)%	2.04%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,614,442	$3,983,444	$2,148,253	$1,062,506	$479,527	$353,298
Ratio to average net assets of:
Expenses	0.10%(d)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.25%(d)	4.34%	4.30%	3.60%	2.26%	2.15%
Portfolio turnover rate(e)	4%	2%	0%	1%	4%	2%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$20.56	$20.40	$19.68	$20.03	$23.17	$23.25
Net investment income(a)	0.45	0.93	0.91	0.76	0.47	0.52
Net realized and unrealized gain (loss) on investments	0.05	0.15	0.70	(0.38)	(3.13)	(0.09)(b)
Total from investment operations	0.50	1.08	1.61	0.38	(2.66)	0.43
Distributions to shareholders from:
Net investment income	(0.45)	(0.92)	(0.89)	(0.73)	(0.47)	(0.51)
Net realized gains	-	-	-	-	(0.01)	-
Total distributions	(0.45)	(0.92)	(0.89)	(0.73)	(0.48)	(0.51)
Net asset value at end of period	$20.61	$20.56	$20.40	$19.68	$20.03	$23.17
Market price at end of period(c)	$20.62	$20.56	$20.43	$19.69	$19.96	$23.18
Net Asset Value Total Return(d)	2.46%	5.45%	8.37%	1.97%	(11.62)%	1.90%
Market Price Total Return(d)	2.51%	5.29%	8.47%	2.38%	(11.96)%	1.95%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,406,500	$2,757,400	$1,891,346	$720,429	$273,454	$225,925
Ratio to average net assets of:
Expenses	0.10%(e)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.44%(e)	4.56%	4.57%	3.86%	2.20%	2.24%
Portfolio turnover rate(f)	2%	3%	0%(g)	1%	7%	2%

(a)	Based on average shares outstanding.
(b)	Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(g)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$18.81	$18.65	$17.89	$18.22	$21.37	$21.51
Net investment income(a)	0.42	0.86	0.83	0.69	0.43	0.42
Net realized and unrealized gain (loss) on investments	0.09	0.15	0.73	(0.38)	(3.15)	(0.14)
Total from investment operations	0.51	1.01	1.56	0.31	(2.72)	0.28
Distributions to shareholders from:
Net investment income	(0.42)	(0.85)	(0.80)	(0.64)	(0.43)	(0.42)
Net realized gains	-	-	-	-	(0.00)(b)	-
Total distributions	(0.42)	(0.85)	(0.80)	(0.64)	(0.43)	(0.42)
Net asset value at end of period	$18.90	$18.81	$18.65	$17.89	$18.22	$21.37
Market price at end of period(c)	$18.91	$18.81	$18.68	$17.90	$18.14	$21.39
Net Asset Value Total Return(d)	2.73%	5.59%	8.98%	1.79%	(12.84)%	1.31%
Market Price Total Return(d)	2.78%	5.42%	9.10%	2.29%	(13.30)%	1.41%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,840,969	$2,248,444	$1,175,121	$394,520	$128,462	$112,209
Ratio to average net assets of:
Expenses	0.10%(e)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.51%(e)	4.64%	4.59%	3.85%	2.19%	1.98%
Portfolio turnover rate(f)	2%	3%	0%(g)	1%	6%	0%(g)

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(g)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,				For the Period September 14, 2020(a) Through August 31, 2021
		2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$16.89	$16.77	$16.04	$16.48	$19.77	$20.00
Net investment income(b)	0.38	0.78	0.78	0.65	0.45	0.36
Net realized and unrealized gain (loss) on investments	0.11	0.11	0.70	(0.45)	(3.32)	(0.27)
Total from investment operations	0.49	0.89	1.48	0.20	(2.87)	0.09
Distributions to shareholders from:
Net investment income	(0.38)	(0.77)	(0.75)	(0.64)	(0.42)	(0.32)
Net asset value at end of period	$17.00	$16.89	$16.77	$16.04	$16.48	$19.77
Market price at end of period(c)	$17.00	$16.89	$16.79	$16.03	$16.38	$19.79
Net Asset Value Total Return(d)	2.92%	5.51%	9.51%	1.27%	(14.67)%	0.45%(e)
Market Price Total Return(d)	2.92%	5.37%	9.71%	1.82%	(15.27)%	0.55%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,464,018	$1,846,632	$915,621	$257,396	$101,365	$26,691
Ratio to average net assets of:
Expenses	0.10%(f)	0.10%	0.10%	0.10%	0.10%	0.10%(f)
Net investment income	4.57%(f)	4.73%	4.79%	4.06%	2.60%	1.89%(f)
Portfolio turnover rate(g)	3%	4%	0%(h)	0%	3%	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 16, 2020, the first day of trading on the exchange) to August 31, 2021 was 0.55%. The market price total return from Fund Inception to August 31, 2021 was 0.55%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,			For the Period September 13, 2021(a) Through August 31, 2022
		2025	2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$16.65	$16.46	$15.77	$16.36	$20.00
Net investment income(b)	0.39	0.79	0.80	0.73	0.47
Net realized and unrealized gain (loss) on investments	0.13	0.18	0.67	(0.62)	(3.68)
Total from investment operations	0.52	0.97	1.47	0.11	(3.21)
Distributions to shareholders from:
Net investment income	(0.38)	(0.78)	(0.78)	(0.70)	(0.43)
Net asset value at end of period	$16.79	$16.65	$16.46	$15.77	$16.36
Market price at end of period(c)	$16.79	$16.65	$16.48	$15.77	$16.30
Net Asset Value Total Return(d)	3.15%	6.10%	9.60%	0.73%	(16.17)%(e)
Market Price Total Return(d)	3.15%	5.98%	9.73%	1.10%	(16.48)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,652,546	$1,215,938	$582,548	$193,984	$39,269
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.66%	4.85%	5.00%	4.63%	2.81%
Portfolio turnover rate(f)	5%	1%	0%	0%	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 15, 2021, the first day of trading on the exchange) to August 31, 2022 was (16.25)%. The market price total return from Fund Inception to August 31, 2022 was (16.60)%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2032 Corporate Bond ETF (BSCW)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,		For the Period September 6, 2022(a) Through August 31, 2023
		2025	2024
Per Share Operating Performance:
Net asset value at beginning of period	$20.75	$20.68	$19.86	$20.00
Net investment income(b)	0.50	1.02	1.04	0.99
Net realized and unrealized gain (loss) on investments	0.29	0.06	0.80	(0.25)
Total from investment operations	0.79	1.08	1.84	0.74
Distributions to shareholders from:
Net investment income	(0.49)	(1.01)	(1.02)	(0.88)
Net asset value at end of period	$21.05	$20.75	$20.68	$19.86
Market price at end of period(c)	$21.04	$20.75	$20.71	$19.86
Net Asset Value Total Return(d)	3.85%	5.43%	9.58%	3.74%(e)
Market Price Total Return(d)	3.80%	5.27%	9.73%	3.75%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,417,656	$1,020,768	$564,498	$143,018
Ratio to average net assets of:
Expenses	0.10%(f)	0.10%	0.10%	0.10%(f)
Net investment income	4.79%(f)	5.01%	5.19%	5.08%(f)
Portfolio turnover rate(g)	3%	4%	0%	7%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 8, 2022, the first day of trading on the exchange) to August 31, 2023 was 3.40%. The market price total return from Fund Inception to August 31, 2023 was 3.43%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2033 Corporate Bond ETF (BSCX)
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	For the Period September 18, 2023(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$21.29	$21.27	$20.00
Net investment income(b)	0.52	1.06	1.00
Net realized and unrealized gain on investments	0.34	0.00	1.18
Total from investment operations	0.86	1.06	2.18
Distributions to shareholders from:
Net investment income	(0.51)	(1.04)	(0.91)
Net asset value at end of period	$21.64	$21.29	$21.27
Market price at end of period(c)	$21.62	$21.28	$21.31
Net Asset Value Total Return(d)	4.08%	5.22%	11.15%(e)
Market Price Total Return(d)	4.04%	4.97%	11.36%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$941,188	$673,746	$341,461
Ratio to average net assets of:
Expenses	0.10%(f)	0.10%	0.10%(f)
Net investment income	4.84%(f)	5.05%	5.09%(f)
Portfolio turnover rate(g)	5%	2%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 20, 2023, the first day of trading on the exchange) to August 31, 2024 was 11.44%. The market price total return from Fund Inception to August 31, 2024 was 11.53%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2034 Corporate Bond ETF (BSCY)
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	For the Period June 10, 2024(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$20.81	$20.77	$20.00
Net investment income(b)	0.51	1.04	0.24
Net realized and unrealized gain (loss) on investments	0.36	(0.05)(c)	0.76
Total from investment operations	0.87	0.99	1.00
Distributions to shareholders from:
Net investment income	(0.49)	(0.95)	(0.23)
Net asset value at end of period	$21.19	$20.81	$20.77
Market price at end of period(d)	$21.20	$20.81	$20.83
Net Asset Value Total Return(e)	4.22%	4.93%	4.99%(f)
Market Price Total Return(e)	4.27%	4.63%	5.29%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$480,047	$259,082	$15,578
Ratio to average net assets of:
Expenses	0.10%(g)	0.10%	0.10%(g)
Net investment income	4.89%(g)	5.08%	5.26%(g)
Portfolio turnover rate(h)	1%	1%	0%(i)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (June 12, 2024, the first day of trading on the exchange) to August 31, 2024 was 3.95%. The market price total return from Fund Inception to August 31, 2024 was 4.15%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(i)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)
	Six Months Ended February 28, 2026 (Unaudited)	For the Period June 9, 2025(a) Through August 31, 2025
Per Share Operating Performance:
Net asset value at beginning of period	$20.53	$20.00
Net investment income(b)	0.50	0.24
Net realized and unrealized gain on investments	0.41	0.46
Total from investment operations	0.91	0.70
Distributions to shareholders from:
Net investment income	(0.42)	(0.17)
Net asset value at end of period	$21.02	$20.53
Market price at end of period(c)	$21.02	$20.54
Net Asset Value Total Return(d)	4.45%	3.52%(e)
Market Price Total Return(d)	4.40%	3.58%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$195,467	$15,400
Ratio to average net assets of:
Expenses	0.10%(f)	0.10%(f)
Net investment income	4.92%(f)	5.19%(f)
Portfolio turnover rate(g)	4%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (June 11, 2025, the first day of trading on the exchange) to August 31, 2025 was 2.96%. The market price total return from Fund Inception to August 31, 2025 was 2.91%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$23.40	$23.32	$22.87	$22.72	$25.73	$24.93
Net investment income(a)	0.65	1.49	1.58	1.46	1.18	1.12
Net realized and unrealized gain (loss) on investments	(0.12)	0.06	0.43	0.13	(3.02)	0.80
Total from investment operations	0.53	1.55	2.01	1.59	(1.84)	1.92
Distributions to shareholders from:
Net investment income	(0.66)	(1.47)	(1.56)	(1.44)	(1.17)	(1.12)
Net asset value at end of period	$23.27	$23.40	$23.32	$22.87	$22.72	$25.73
Market price at end of period(b)	$23.25	$23.40	$23.32	$22.90	$22.59	$25.74
Net Asset Value Total Return(c)	2.29%	6.89%	9.13%	7.29%	(7.33)%	7.86%
Market Price Total Return(c)	2.21%	6.88%	8.97%	8.04%	(7.89)%	8.12%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,116,760	$1,141,878	$641,326	$304,199	$190,829	$115,768
Ratio to average net assets of:
Expenses, after Waivers	0.41%(d)	0.42%	0.42%	0.42%	0.42%	0.42%
Expenses, prior to Waivers	0.42%(d)	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	5.65%(d)	6.38%	6.87%	6.45%	4.88%	4.41%
Portfolio turnover rate(e)	42%	82%	50%	14%	32%	37%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$22.72	$22.46	$21.70	$21.61	$25.59	$24.91
Net investment income(a)	0.64	1.47	1.54	1.40	1.08	1.08
Net realized and unrealized gain (loss) on investments	(0.19)	0.24	0.73	0.04	(3.85)	0.70
Total from investment operations	0.45	1.71	2.27	1.44	(2.77)	1.78
Distributions to shareholders from:
Net investment income	(0.64)	(1.45)	(1.51)	(1.35)	(1.10)	(1.10)
Net realized gains	-	-	-	-	(0.11)	-
Total distributions	(0.64)	(1.45)	(1.51)	(1.35)	(1.21)	(1.10)
Net asset value at end of period	$22.53	$22.72	$22.46	$21.70	$21.61	$25.59
Market price at end of period(b)	$22.54	$22.73	$22.48	$21.74	$21.48	$25.61
Net Asset Value Total Return(c)	2.02%	7.90%	10.84%	6.95%	(11.14)%	7.29%
Market Price Total Return(c)	2.02%	7.85%	10.72%	7.78%	(11.75)%	7.68%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$826,767	$601,990	$287,514	$106,308	$45,380	$43,509
Ratio to average net assets of:
Expenses	0.42%(d)	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	5.72%(d)	6.53%	7.00%	6.52%	4.52%	4.25%
Portfolio turnover rate(e)	41%	38%	16%	10%	25%	33%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,				For the Period September 14, 2020(a) Through August 31, 2021
		2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$22.04	$21.81	$20.98	$21.20	$25.58	$25.00
Net investment income(b)	0.68	1.49	1.55	1.42	1.16	1.03
Net realized and unrealized gain (loss) on investments	(0.12)	0.23	0.80	(0.27)	(4.30)	0.51
Total from investment operations	0.56	1.72	2.35	1.15	(3.14)	1.54
Distributions to shareholders from:
Net investment income	(0.68)	(1.49)	(1.52)	(1.37)	(1.14)	(0.96)
Net realized gains	-	-	-	-	(0.10)	-
Total distributions	(0.68)	(1.49)	(1.52)	(1.37)	(1.24)	(0.96)
Net asset value at end of period	$21.92	$22.04	$21.81	$20.98	$21.20	$25.58
Market price at end of period(c)	$21.93	$22.05	$21.90	$21.02	$21.13	$25.61
Net Asset Value Total Return(d)	2.57%	8.17%	11.63%	5.70%	(12.60)%	6.25%(e)
Market Price Total Return(d)	2.56%	7.76%	11.85%	6.23%	(12.99)%	6.37%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$646,777	$456,198	$263,869	$65,038	$23,319	$15,347
Ratio to average net assets of:
Expenses	0.42%(f)	0.42%	0.42%	0.42%	0.42%	0.43%(f)
Net investment income	6.25%(f)	6.84%	7.27%	6.80%	4.99%	4.21%(f)
Portfolio turnover rate(g)	25%	22%	15%	5%	17%	33%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 16, 2020, the first day of trading on the exchange) to August 31, 2021 was 6.72%. The market price total return from Fund Inception to August 31, 2021 was 6.92%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,			For the Period September 13, 2021(a) Through August 31, 2022
		2025	2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$21.49	$21.48	$20.33	$20.46	$25.00
Net investment income(b)	0.72	1.51	1.47	1.30	1.07
Net realized and unrealized gain (loss) on investments	(0.27)	(0.03)(c)	1.07	(0.16)	(4.59)
Total from investment operations	0.45	1.48	2.54	1.14	(3.52)
Distributions to shareholders from:
Net investment income	(0.70)	(1.47)	(1.39)	(1.27)	(1.02)
Net asset value at end of period	$21.24	$21.49	$21.48	$20.33	$20.46
Market price at end of period(d)	$21.25	$21.50	$21.61	$20.38	$20.41
Net Asset Value Total Return(e)	2.12%	7.17%	12.99%	5.82%	(14.35)%(f)
Market Price Total Return(e)	2.12%	6.55%	13.36%	6.32%	(14.56)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$467,225	$326,650	$103,085	$20,330	$8,182
Ratio to average net assets of:
Expenses	0.42%(g)	0.42%	0.42%	0.42%	0.42%
Net investment income	6.75%(g)	7.09%	7.04%	6.45%	5.01%
Portfolio turnover rate(h)	16%	15%	10%	6%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (September 15, 2021, the first day of trading on the exchange) to August 31, 2022 was (14.42)%. The market price total return from Fund Inception to August 31, 2022 was (14.87)%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,		For the Period September 6, 2022(a) Through August 31, 2023
		2025	2024
Per Share Operating Performance:
Net asset value at beginning of period	$26.06	$26.12	$24.69	$25.00
Net investment income(b)	0.87	1.77	1.82	1.75
Net realized and unrealized gain (loss) on investments	(0.18)	(0.06)	1.38	(0.35)
Total from investment operations	0.69	1.71	3.20	1.40
Distributions to shareholders from:
Net investment income	(0.83)	(1.76)	(1.77)	(1.71)
Net realized gains	-	(0.01)	-	-
Total distributions	(0.83)	(1.77)	(1.77)	(1.71)
Net asset value at end of period	$25.92	$26.06	$26.12	$24.69
Market price at end of period(c)	$25.96	$26.08	$26.15	$24.73
Net Asset Value Total Return(d)	2.69%	6.81%	13.52%	5.91%(e)
Market Price Total Return(d)	2.76%	6.79%	13.46%	6.06%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$254,019	$174,606	$60,075	$12,344
Ratio to average net assets of:
Expenses	0.42%(f)	0.42%	0.42%	0.42%(f)
Net investment income	6.71%(f)	6.86%	7.20%	7.25%(f)
Portfolio turnover rate(g)	14%	21%	21%	11%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 8, 2022, the first day of trading on the exchange) to August 31, 2023 was 5.19%. The market price total return from Fund Inception to August 31, 2023 was 4.76%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	For the Period September 18, 2023(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$26.60	$26.65	$25.00
Net investment income(b)	0.87	1.76	1.66
Net realized and unrealized gain (loss) on investments	(0.15)	(0.07)	1.56
Total from investment operations	0.72	1.69	3.22
Distributions to shareholders from:
Net investment income	(0.84)	(1.74)	(1.57)
Net realized gains	(0.02)	-	-
Total distributions	(0.86)	(1.74)	(1.57)
Net asset value at end of period	$26.46	$26.60	$26.65
Market price at end of period(c)	$26.57	$26.65	$26.76
Net Asset Value Total Return(d)	2.73%	6.64%	13.31%(e)
Market Price Total Return(d)	2.96%	6.38%	13.75%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$82,022	$39,894	$29,317
Ratio to average net assets of:
Expenses	0.42%(f)	0.42%	0.42%(f)
Net investment income	6.60%(f)	6.67%	6.74%(f)
Portfolio turnover rate(g)	15%	20%	24%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 20, 2023, the first day of trading on the exchange) to August 31, 2024 was 13.53%. The market price total return from Fund Inception to August 31, 2024 was 13.85%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	For the Period June 10, 2024(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$25.72	$25.82	$25.00
Net investment income(b)	0.82	1.64	0.37
Net realized and unrealized gain (loss) on investments	(0.05)	0.01	0.80
Total from investment operations	0.77	1.65	1.17
Distributions to shareholders from:
Net investment income	(0.83)	(1.63)	(0.35)
Net realized gains	(0.03)	(0.12)	-
Total distributions	(0.86)	(1.75)	(0.35)
Net asset value at end of period	$25.63	$25.72	$25.82
Market price at end of period(c)	$25.67	$25.71	$25.85
Net Asset Value Total Return(d)	3.00%	6.71%	4.69%(e)
Market Price Total Return(d)	3.20%	6.54%	4.80%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$35,875	$25,716	$5,164
Ratio to average net assets of:
Expenses	0.42%(f)	0.42%	0.42%(f)
Net investment income	6.46%(f)	6.51%	6.45%(f)
Portfolio turnover rate(g)	24%	34%	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (June 12, 2024, the first day of trading on the exchange) to August 31, 2024 was 4.02%. The market price total return from Fund Inception to August 31, 2024 was 4.06%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)
	Six Months Ended February 28, 2026 (Unaudited)	For the Period June 9, 2025(a) Through August 31, 2025
Per Share Operating Performance:
Net asset value at beginning of period	$25.54	$25.00
Net investment income(b)	0.76	0.35
Net realized and unrealized gain on investments	0.15	0.46
Total from investment operations	0.91	0.81
Distributions to shareholders from:
Net investment income	(0.91)	(0.27)
Net realized gains	(0.08)	-
Total distributions	(0.99)	(0.27)
Net asset value at end of period	$25.46	$25.54
Market price at end of period(c)	$25.50	$25.54
Net Asset Value Total Return(d)	3.63%	3.24%(e)
Market Price Total Return(d)	3.79%	3.23%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$7,637	$5,108
Ratio to average net assets of:
Expenses	0.42%(f)	0.42%(f)
Net investment income	6.04%(f)	6.07%(f)
Portfolio turnover rate(g)	47%	46%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (June 11, 2025, the first day of trading on the exchange) to August 31, 2025 was 2.86%. The market price total return from Fund Inception to August 31, 2025 was 2.74%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$23.58	$23.65	$23.29	$23.58	$25.99	$25.48
Net investment income(a)	0.32	0.66	0.64	0.57	0.33	0.31
Net realized and unrealized gain (loss) on investments	0.06	(0.08)	0.32	(0.35)	(2.48)	0.49
Total from investment operations	0.38	0.58	0.96	0.22	(2.15)	0.80
Distributions to shareholders from:
Net investment income	(0.32)	(0.66)	(0.63)	(0.56)	(0.30)	(0.32)
Transaction fees(a)	-	0.01	0.03	0.05	0.04	0.03
Net asset value at end of period	$23.64	$23.58	$23.65	$23.29	$23.58	$25.99
Market price at end of period(b)	$23.65	$23.55	$23.68	$23.36	$23.61	$26.07
Net Asset Value Total Return(c)	1.61%	2.53%	4.30%	1.16%	(8.16)%	3.27%
Market Price Total Return(c)	1.78%	2.27%	4.11%	1.33%	(8.32)%	3.34%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$295,486	$290,009	$215,213	$114,135	$42,441	$23,391
Ratio to average net assets of:
Expenses	0.18%(d)	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	2.73%(d)	2.80%	2.73%	2.42%	1.36%	1.22%
Portfolio turnover rate(e)	13%	17%	5%	7%	11%	0%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$23.54	$23.67	$23.31	$23.56	$25.91	$25.34
Net investment income(a)	0.32	0.67	0.66	0.61	0.30	0.26
Net realized and unrealized gain (loss) on investments	0.18	(0.14)	0.32	(0.35)	(2.40)	0.57
Total from investment operations	0.50	0.53	0.98	0.26	(2.10)	0.83
Distributions to shareholders from:
Net investment income	(0.31)	(0.67)	(0.65)	(0.57)	(0.28)	(0.27)
Transaction fees(a)	0.00(b)	0.01	0.03	0.06	0.03	0.01
Net asset value at end of period	$23.73	$23.54	$23.67	$23.31	$23.56	$25.91
Market price at end of period(c)	$23.79	$23.55	$23.68	$23.36	$23.58	$25.95
Net Asset Value Total Return(d)	2.15%	2.31%	4.40%	1.37%	(8.03)%	3.32%
Market Price Total Return(d)	2.36%	2.31%	4.22%	1.50%	(8.09)%	3.15%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$320,365	$268,311	$168,081	$90,900	$25,919	$18,140
Ratio to average net assets of:
Expenses	0.18%(e)	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	2.71%(e)	2.85%	2.82%	2.59%	1.23%	1.03%
Portfolio turnover rate(f)	10%	16%	1%	2%	9%	0%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$23.28	$23.45	$23.05	$23.27	$26.31	$25.70
Net investment income(a)	0.32	0.67	0.66	0.58	0.34	0.38
Net realized and unrealized gain (loss) on investments	0.32	(0.20)	0.35	(0.31)	(3.03)	0.55
Total from investment operations	0.64	0.47	1.01	0.27	(2.69)	0.93
Distributions to shareholders from:
Net investment income	(0.32)	(0.66)	(0.64)	(0.54)	(0.33)	(0.40)
Net realized gains	-	-	-	-	(0.03)	-
Total distributions	(0.32)	(0.66)	(0.64)	(0.54)	(0.36)	(0.40)
Transaction fees(a)	0.01	0.02	0.03	0.05	0.01	0.08
Net asset value at end of period	$23.61	$23.28	$23.45	$23.05	$23.27	$26.31
Market price at end of period(b)	$23.68	$23.34	$23.40	$23.12	$23.27	$26.36
Net Asset Value Total Return(c)	2.80%	2.15%	4.59%	1.40%	(10.23)%	3.95%
Market Price Total Return(c)	2.83%	2.63%	4.05%	1.70%	(10.41)%	3.91%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$278,571	$214,135	$121,926	$69,137	$20,942	$18,419
Ratio to average net assets of:
Expenses	0.18%(d)	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	2.77%(d)	2.87%	2.83%	2.50%	1.36%	1.45%
Portfolio turnover rate(e)	5%	11%	5%	4%	6%	4%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$22.87	$23.16	$22.67	$22.89	$26.18	$25.67
Net investment income(a)	0.31	0.66	0.65	0.58	0.36	0.36
Net realized and unrealized gain (loss) on investments	0.46	(0.31)	0.43	(0.29)	(3.31)	0.47
Total from investment operations	0.77	0.35	1.08	0.29	(2.95)	0.83
Distributions to shareholders from:
Net investment income	(0.31)	(0.65)	(0.63)	(0.55)	(0.36)	(0.39)
Transaction fees(a)	0.01	0.01	0.04	0.04	0.02	0.07
Net asset value at end of period	$23.34	$22.87	$23.16	$22.67	$22.89	$26.18
Market price at end of period(b)	$23.38	$22.89	$23.16	$22.70	$22.91	$26.24
Net Asset Value Total Return(c)	3.41%	1.60%	5.02%	1.44%	(11.28)%	3.52%
Market Price Total Return(c)	3.49%	1.69%	4.87%	1.48%	(11.41)%	3.63%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$254,357	$201,223	$122,731	$47,616	$18,314	$15,711
Ratio to average net assets of:
Expenses	0.18%(d)	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	2.72%(d)	2.87%	2.83%	2.53%	1.48%	1.40%
Portfolio turnover rate(e)	12%	11%	0%(f)	6%	13%	0%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(f)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,				For the Period September 14, 2020(a) Through August 31, 2021
		2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$21.65	$22.01	$21.52	$21.71	$25.61	$25.00
Net investment income(b)	0.30	0.64	0.63	0.58	0.44	0.37
Net realized and unrealized gain (loss) on investments	0.58	(0.37)	0.46	(0.24)	(4.01)	0.59
Total from investment operations	0.88	0.27	1.09	0.34	(3.57)	0.96
Distributions to shareholders from:
Net investment income	(0.29)	(0.64)	(0.63)	(0.57)	(0.41)	(0.35)
Transaction fees(b)	0.01	0.01	0.03	0.04	0.08	-
Net asset value at end of period	$22.25	$21.65	$22.01	$21.52	$21.71	$25.61
Market price at end of period(c)	$22.27	$21.64	$21.98	$21.56	$21.72	$25.69
Net Asset Value Total Return(d)	4.16%	1.30%	5.26%	1.77%	(13.72)%	3.87%(e)
Market Price Total Return(d)	4.29%	1.39%	4.91%	1.91%	(13.95)%	4.19%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$244,724	$175,339	$112,270	$51,639	$23,878	$7,684
Ratio to average net assets of:
Expenses	0.18%(f)	0.18%	0.18%	0.18%	0.18%	0.18%(f)
Net investment income	2.77%(f)	2.93%	2.92%	2.68%	1.89%	1.52%(f)
Portfolio turnover rate(g)	6%	11%	3%	11%	28%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 16, 2020, the first day of trading on the exchange) to August 31, 2021 was 4.04%. The market price total return from Fund Inception to August 31, 2021 was 4.23%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,			For the Period September 13, 2021(a) Through August 31, 2022
		2025	2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$20.70	$21.19	$20.67	$20.72	$25.00
Net investment income(b)	0.31	0.64	0.64	0.54	0.41
Net realized and unrealized gain (loss) on investments	0.67	(0.51)	0.48	(0.10)	(4.37)
Total from investment operations	0.98	0.13	1.12	0.44	(3.96)
Distributions to shareholders from:
Net investment income	(0.30)	(0.63)	(0.63)	(0.54)	(0.38)
Transaction fees(b)	0.01	0.01	0.03	0.05	0.06
Net asset value at end of period	$21.39	$20.70	$21.19	$20.67	$20.72
Market price at end of period(c)	$21.44	$20.76	$21.15	$20.71	$20.70
Net Asset Value Total Return(d)	4.80%	0.68%	5.64%	2.38%	(15.72)%(e)
Market Price Total Return(d)	4.74%	1.16%	5.23%	2.67%	(15.80)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$175,363	$113,830	$74,150	$28,943	$12,433
Ratio to average net assets of:
Expenses	0.18%	0.18%	0.18%	0.18%	0.18%(f)
Net investment income	2.93%	3.06%	3.08%	2.61%	1.93%(f)
Portfolio turnover rate(g)	2%	21%	5%	6%	52%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 15, 2021, the first day of trading on the exchange) to August 31, 2022 was (15.51)%. The market price total return from Fund Inception to August 31, 2022 was (15.86)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2032 Municipal Bond ETF (BSMW)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,		For the Period February 27, 2023(a) Through August 31, 2023
		2025	2024
Per Share Operating Performance:
Net asset value at beginning of period	$24.43	$25.40	$24.79	$25.00
Net investment income(b)	0.40	0.83	0.86	0.41
Net realized and unrealized gain (loss) on investments	1.05	(0.97)	0.52	(0.36)
Total from investment operations	1.45	(0.14)	1.38	0.05
Distributions to shareholders from:
Net investment income	(0.40)	(0.84)	(0.83)	(0.37)
Net realized gains	-	(0.00)(c)	-	-
Total distributions	(0.40)	(0.84)	(0.83)	(0.37)
Transaction fees(b)	0.01	0.01	0.06	0.11
Net asset value at end of period	$25.49	$24.43	$25.40	$24.79
Market price at end of period(d)	$25.52	$24.47	$25.42	$24.82
Net Asset Value Total Return(e)	5.99%	(0.51)%	5.90%	0.62%(f)
Market Price Total Return(e)	5.94%	(0.43)%	5.84%	0.74%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$165,653	$114,805	$76,212	$19,835
Ratio to average net assets of:
Expenses	0.18%(g)	0.18%	0.18%	0.18%(g)
Net investment income	3.26%(g)	3.36%	3.41%	3.26%(g)
Portfolio turnover rate(h)	5%	8%	5%	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (March 1, 2023, the first day of trading on the exchange) to August 31, 2023 was 0.78%. The market price total return from Fund Inception to August 31, 2023 was 0.90%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2033 Municipal Bond ETF (BSSX)
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	For the Period September 18, 2023(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$24.93	$26.11	$25.00
Net investment income(b)	0.43	0.86	0.85
Net realized and unrealized gain (loss) on investments	1.23	(1.22)	0.96
Total from investment operations	1.66	(0.36)	1.81
Distributions to shareholders from:
Net investment income	(0.42)	(0.85)	(0.81)
Transaction fees(b)	0.01	0.03	0.11
Net asset value at end of period	$26.18	$24.93	$26.11
Market price at end of period(c)	$26.24	$25.00	$26.20
Net Asset Value Total Return(d)	6.74%	(1.27)%	7.80%(e)
Market Price Total Return(d)	6.68%	(1.34)%	8.16%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$120,441	$89,750	$49,606
Ratio to average net assets of:
Expenses	0.18%(f)	0.18%	0.18%(f)
Net investment income	3.35%(f)	3.40%	3.45%(f)
Portfolio turnover rate(g)	7%	3%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 20, 2023, the first day of trading on the exchange) to August 31, 2024 was 7.84%. The market price total return from Fund Inception to August 31, 2024 was 8.08%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2034 Municipal Bond ETF (BSMY)
	Six Months Ended February 28, 2026 (Unaudited)	For the Period September 9, 2024(a) Through August 31, 2025
Per Share Operating Performance:
Net asset value at beginning of period	$23.61	$25.00
Net investment income(b)	0.45	0.85
Net realized and unrealized gain (loss) on investments	1.31	(1.63)
Total from investment operations	1.76	(0.78)
Distributions to shareholders from:
Net investment income	(0.44)	(0.71)
Transaction fees(b)	0.02	0.10
Net asset value at end of period	$24.95	$23.61
Market price at end of period(c)	$24.99	$23.67
Net Asset Value Total Return(d)	7.56%	(2.71)%(e)
Market Price Total Return(d)	7.46%	(2.47)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$104,801	$56,663
Ratio to average net assets of:
Expenses	0.18%(f)	0.18%(f)
Net investment income	3.67%(f)	3.65%(f)
Portfolio turnover rate(g)	2%	25%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 11, 2024, the first day of trading on the exchange) to August 31, 2025 was (2.95)%. The market price total return from Fund Inception to August 31, 2025 was (3.06)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)
For the Period September 15, 2025(a) Through February 28, 2026 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.42
Net realized and unrealized gain on investments	0.60
Total from investment operations	1.02
Distributions to shareholders from:
Net investment income	(0.29)
Transaction fees(b)	0.11
Net asset value at end of period	$25.84
Market price at end of period(c)	$25.88
Net Asset Value Total Return(d)	4.07%(e)
Market Price Total Return(d)	4.69%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$38,757
Ratio to average net assets of:
Expenses	0.18%(f)
Net investment income	3.63%(f)
Portfolio turnover rate(g)	8%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 17, 2025, the first day of trading on the exchange) to February 28, 2026 was 4.07%. The market price total return from Fund Inception to February 28, 2026 was 4.06%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Notes to Financial Statements
Invesco Exchange-Traded Self-Indexed Fund Trust
February 28, 2026
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	"BulletShares 2026 Corporate Bond ETF"
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	"BulletShares 2027 Corporate Bond ETF"
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	"BulletShares 2028 Corporate Bond ETF"
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)	"BulletShares 2029 Corporate Bond ETF"
Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	"BulletShares 2030 Corporate Bond ETF"
Invesco BulletShares 2031 Corporate Bond ETF (BSCV)	"BulletShares 2031 Corporate Bond ETF"
Invesco BulletShares 2032 Corporate Bond ETF (BSCW)	"BulletShares 2032 Corporate Bond ETF"
Invesco BulletShares 2033 Corporate Bond ETF (BSCX)	"BulletShares 2033 Corporate Bond ETF"
Invesco BulletShares 2034 Corporate Bond ETF (BSCY)	"BulletShares 2034 Corporate Bond ETF"
Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)	"BulletShares 2035 Corporate Bond ETF"
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	"BulletShares 2026 High Yield Corporate Bond ETF"
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)	"BulletShares 2027 High Yield Corporate Bond ETF"
Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)	"BulletShares 2028 High Yield Corporate Bond ETF"
Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)	"BulletShares 2029 High Yield Corporate Bond ETF"
Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)	"BulletShares 2030 High Yield Corporate Bond ETF"
Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)	"BulletShares 2031 High Yield Corporate Bond ETF"
Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)	"BulletShares 2032 High Yield Corporate Bond ETF"
Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)	"BulletShares 2033 High Yield Corporate Bond ETF"
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)	"BulletShares 2026 Municipal Bond ETF"
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)	"BulletShares 2027 Municipal Bond ETF"
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)	"BulletShares 2028 Municipal Bond ETF"
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)	"BulletShares 2029 Municipal Bond ETF"
Invesco BulletShares 2030 Municipal Bond ETF (BSMU)	"BulletShares 2030 Municipal Bond ETF"
Invesco BulletShares 2031 Municipal Bond ETF (BSMV)	"BulletShares 2031 Municipal Bond ETF"
Invesco BulletShares 2032 Municipal Bond ETF (BSMW)	"BulletShares 2032 Municipal Bond ETF"
Invesco BulletShares 2033 Municipal Bond ETF (BSSX)	"BulletShares 2033 Municipal Bond ETF"
Invesco BulletShares 2034 Municipal Bond ETF (BSMY)	"BulletShares 2034 Municipal Bond ETF"
Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)	"BulletShares 2035 Municipal Bond ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
BulletShares 2026 Corporate Bond ETF, BulletShares 2026 High Yield Corporate Bond ETF and BulletShares 2026 Municipal Bond ETF will terminate on or about December 15, 2026. In connection with the termination of the Funds, each Fund will make a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any of its liabilities. The Funds do not seek to distribute any predetermined amount of cash at maturity.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units of each Fund (except for BulletShares 2026 Municipal Bond ETF, BulletShares 2027 Municipal Bond ETF, BulletShares 2028 Municipal Bond ETF, BulletShares 2029 Municipal Bond ETF, BulletShares 2030 Municipal Bond ETF, BulletShares 2031 Municipal Bond ETF, BulletShares 2032 Municipal Bond ETF, BulletShares 2033 Municipal Bond ETF, BulletShares 2034 Municipal Bond ETF and BulletShares 2035 Municipal Bond ETF (collectively, the "BulletShares Municipal Bond ETFs")) are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Creation Units of the BulletShares Municipal Bond ETFs are issued and redeemed principally in exchange for the deposit or delivery of cash, though each Fund reserves the right to issue and redeem Creation Units in exchange for Deposit Securities. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
BulletShares 2026 Corporate Bond ETF	Invesco BulletShares® USD Corporate Bond 2026 Index
BulletShares 2027 Corporate Bond ETF	Invesco BulletShares® USD Corporate Bond 2027 Index
BulletShares 2028 Corporate Bond ETF	Invesco BulletShares® USD Corporate Bond 2028 Index
BulletShares 2029 Corporate Bond ETF	Invesco BulletShares® USD Corporate Bond 2029 Index
BulletShares 2030 Corporate Bond ETF	Invesco BulletShares® USD Corporate Bond 2030 Index
BulletShares 2031 Corporate Bond ETF	Invesco BulletShares® USD Corporate Bond 2031 Index
BulletShares 2032 Corporate Bond ETF	Invesco BulletShares® USD Corporate Bond 2032 Index
BulletShares 2033 Corporate Bond ETF	Invesco BulletShares® USD Corporate Bond 2033 Index
BulletShares 2034 Corporate Bond ETF	Invesco BulletShares® USD Corporate Bond 2034 Index
BulletShares 2035 Corporate Bond ETF	Invesco BulletShares® USD Corporate Bond 2035 Index
BulletShares 2026 High Yield Corporate Bond ETF	Invesco BulletShares® USD High Yield Corporate Bond 2026 Index
BulletShares 2027 High Yield Corporate Bond ETF	Invesco BulletShares® USD High Yield Corporate Bond 2027 Index
BulletShares 2028 High Yield Corporate Bond ETF	Invesco BulletShares® USD High Yield Corporate Bond 2028 Index
BulletShares 2029 High Yield Corporate Bond ETF	Invesco BulletShares® USD High Yield Corporate Bond 2029 Index
BulletShares 2030 High Yield Corporate Bond ETF	Invesco BulletShares® USD High Yield Corporate Bond 2030 Index
BulletShares 2031 High Yield Corporate Bond ETF	Invesco BulletShares® USD High Yield Corporate Bond 2031 Index
BulletShares 2032 High Yield Corporate Bond ETF	Invesco BulletShares® USD High Yield Corporate Bond 2032 Index
BulletShares 2033 High Yield Corporate Bond ETF	Invesco BulletShares® USD High Yield Corporate Bond 2033 Index
BulletShares 2026 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2026 Index
BulletShares 2027 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2027 Index
BulletShares 2028 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2028 Index
BulletShares 2029 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2029 Index
BulletShares 2030 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2030 Index
BulletShares 2031 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2031 Index
BulletShares 2032 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2032 Index
BulletShares 2033 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2033 Index
BulletShares 2034 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2034 Index
BulletShares 2035 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2035 Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private  securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.	Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.	Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
F.	Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.	Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.	Securities Lending - Each Fund (except for the BulletShares Municipal Bond ETFs) may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2026, there were no affiliated securities lending transactions with Invesco.
K.	Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.
Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, the BulletShares Municipal Bond ETFs currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Funds’ investments. As such, each BulletShares Municipal Bond ETF may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the BulletShares Municipal Bond ETFs may recognize a capital gain on these sales and/or incur brokerage fees that might not have been incurred if the BulletShares Municipal Bond ETFs had made a redemption in-kind, which may decrease the tax efficiency of the BulletShares Municipal Bond ETFs compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between such Funds and conventional ETFs. Also, to the extent any transaction costs are not offset by transaction fees imposed on APs, such costs will decrease a BulletShares Municipal Bond ETF’s NAV.
Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact a Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by APs, which could potentially increase a Fund’s portfolio turnover rate and transaction costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Municipal Securities Risk. The BulletShares Municipal Bond ETFs invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The secondary market for municipal securities also tends to be less well-developed and less liquid than many other securities markets, which may limit a Fund’s ability to sell its municipal obligations at attractive prices, especially on short notice. There may be less publicly available information about the financial condition of municipal security issuers than for issuers of other types of securities. As a result, municipal securities may be more difficult to value accurately. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. Because certain Funds issue and redeem Creation Units principally for cash, such Funds will incur higher costs in buying and selling securities than if they issued and redeemed Creation Units in-kind. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. If a Fund is non-diversified, the Fund can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Non-Investment Grade Securities Risk. Non-investment grade securities (commonly known as "junk bonds" or "high yield bonds") and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, a Fund may incur additional expenses to seek recovery.
Rule 144A Securities Risk. Certain Funds may invest in securities that are normally purchased or resold pursuant to Rule 144A under the Securities Act of 1933. Rule 144A securities are restricted securities that are not publicly traded. As such Rule 144A securities may be subject to legal restrictions on resale. Rule 144A securities are generally not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to a Fund.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
U.S. Government Obligations Risk. Certain Funds may invest in U.S. Government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. Government to pay its obligation. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
BulletShares 2026 Corporate Bond ETF	0.10%
BulletShares 2027 Corporate Bond ETF	0.10%
BulletShares 2028 Corporate Bond ETF	0.10%
BulletShares 2029 Corporate Bond ETF	0.10%
BulletShares 2030 Corporate Bond ETF	0.10%

Unitary Management Fees (as a % of average daily net assets)
BulletShares 2031 Corporate Bond ETF	0.10%
BulletShares 2032 Corporate Bond ETF	0.10%
BulletShares 2033 Corporate Bond ETF	0.10%
BulletShares 2034 Corporate Bond ETF	0.10%
BulletShares 2035 Corporate Bond ETF	0.10%
BulletShares 2026 High Yield Corporate Bond ETF	0.42%
BulletShares 2027 High Yield Corporate Bond ETF	0.42%
BulletShares 2028 High Yield Corporate Bond ETF	0.42%
BulletShares 2029 High Yield Corporate Bond ETF	0.42%
BulletShares 2030 High Yield Corporate Bond ETF	0.42%
BulletShares 2031 High Yield Corporate Bond ETF	0.42%
BulletShares 2032 High Yield Corporate Bond ETF	0.42%
BulletShares 2033 High Yield Corporate Bond ETF	0.42%
BulletShares 2026 Municipal Bond ETF	0.18%
BulletShares 2027 Municipal Bond ETF	0.18%
BulletShares 2028 Municipal Bond ETF	0.18%
BulletShares 2029 Municipal Bond ETF	0.18%
BulletShares 2030 Municipal Bond ETF	0.18%
BulletShares 2031 Municipal Bond ETF	0.18%
BulletShares 2032 Municipal Bond ETF	0.18%
BulletShares 2033 Municipal Bond ETF	0.18%
BulletShares 2034 Municipal Bond ETF	0.18%
BulletShares 2035 Municipal Bond ETF	0.18%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended February 28, 2026, the Adviser waived fees for each Fund in the following amounts:
BulletShares 2026 Corporate Bond ETF	$35,009
BulletShares 2027 Corporate Bond ETF	8,612
BulletShares 2028 Corporate Bond ETF	4,089
BulletShares 2029 Corporate Bond ETF	3,679
BulletShares 2030 Corporate Bond ETF	2,303
BulletShares 2031 Corporate Bond ETF	1,208
BulletShares 2032 Corporate Bond ETF	1,045
BulletShares 2033 Corporate Bond ETF	940
BulletShares 2034 Corporate Bond ETF	414
BulletShares 2035 Corporate Bond ETF	124
BulletShares 2026 High Yield Corporate Bond ETF	54,217
BulletShares 2027 High Yield Corporate Bond ETF	11,337
BulletShares 2028 High Yield Corporate Bond ETF	4,057
BulletShares 2029 High Yield Corporate Bond ETF	1,709
BulletShares 2030 High Yield Corporate Bond ETF	658
BulletShares 2031 High Yield Corporate Bond ETF	195
BulletShares 2032 High Yield Corporate Bond ETF	59
BulletShares 2033 High Yield Corporate Bond ETF	20
BulletShares 2026 Municipal Bond ETF	-
BulletShares 2027 Municipal Bond ETF	-
BulletShares 2028 Municipal Bond ETF	-
BulletShares 2029 Municipal Bond ETF	-

BulletShares 2030 Municipal Bond ETF	$-
BulletShares 2031 Municipal Bond ETF	-
BulletShares 2032 Municipal Bond ETF	-
BulletShares 2033 Municipal Bond ETF	-
BulletShares 2034 Municipal Bond ETF	-
BulletShares 2035 Municipal Bond ETF(a)	-

(a)	For the period September 15, 2025 (commencement of investment operations) through February 28, 2026.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into licensing agreements on behalf of each Fund with Invesco Indexing LLC (the “Licensor”).
“BulletShares®” and the name of each Underlying Index are trademarks of the Licensor and have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.
For the six months ended February 28, 2026, the following Funds engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*
BulletShares 2026 Corporate Bond ETF	$10,213,541	$-	$-
BulletShares 2027 Corporate Bond ETF	-	5,959,264	(8,396)
BulletShares 2028 Corporate Bond ETF	2,744,149	-	-
BulletShares 2029 Corporate Bond ETF	-	4,254,277	798
BulletShares 2026 High Yield Corporate Bond ETF	18,405,590	11,123,912	17,632
BulletShares 2027 High Yield Corporate Bond ETF	15,328,255	618,218	(20,189)
BulletShares 2028 High Yield Corporate Bond ETF	2,538,161	14,543,785	154,520
BulletShares 2029 High Yield Corporate Bond ETF	-	5,037,581	94,520
BulletShares 2030 High Yield Corporate Bond ETF	891,483	5,200,262	158,971
BulletShares 2031 High Yield Corporate Bond ETF	564,608	2,129,441	58,919
BulletShares 2032 High Yield Corporate Bond ETF	377,300	1,978,484	64,625
BulletShares 2033 High Yield Corporate Bond ETF	-	217,862	5,716
BulletShares 2026 Municipal Bond ETF	13,843,144	3,120,308	(83,913)
BulletShares 2027 Municipal Bond ETF	4,672,786	3,738,004	(27,212)
BulletShares 2028 Municipal Bond ETF	2,976,385	1,739,894	(73,804)
BulletShares 2029 Municipal Bond ETF	1,955,492	2,081,141	(60,248)
BulletShares 2030 Municipal Bond ETF	3,691,422	1,878,895	(9,609)
BulletShares 2031 Municipal Bond ETF	771,226	2,200,455	17,512
BulletShares 2032 Municipal Bond ETF	1,510,234	2,225,562	(1,456)
BulletShares 2033 Municipal Bond ETF	577,927	2,724,307	4,834
BulletShares 2034 Municipal Bond ETF	564,868	1,064,363	16,025
BulletShares 2035 Municipal Bond ETF(a)	369,567	688,767	495

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.
(a)	For the period September 15, 2025 (commencement of investment operations) through February 28, 2026.

NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026, for each Fund (except for the BulletShares Municipal Bond ETFs). As of February 28, 2026, all of the securities in the BulletShares Municipal Bond ETFs were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
BulletShares 2026 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$4,181,202,378	$-	$4,181,202,378
Money Market Funds	49,353,750	150,293,857	-	199,647,607
Total Investments	$49,353,750	$4,331,496,235	$-	$4,380,849,985
BulletShares 2027 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$4,570,341,240	$-	$4,570,341,240
Money Market Funds	7,946,598	290,460,159	-	298,406,757
Total Investments	$7,946,598	$4,860,801,399	$-	$4,868,747,997
BulletShares 2028 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$3,371,354,630	$-	$3,371,354,630
Money Market Funds	211,974	355,841,078	-	356,053,052
Total Investments	$211,974	$3,727,195,708	$-	$3,727,407,682
BulletShares 2029 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,803,642,646	$-	$2,803,642,646
Money Market Funds	8,781,355	314,873,617	-	323,654,972
Total Investments	$8,781,355	$3,118,516,263	$-	$3,127,297,618
BulletShares 2030 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,438,327,526	$-	$2,438,327,526
Money Market Funds	252,024	263,157,743	-	263,409,767
Total Investments	$252,024	$2,701,485,269	$-	$2,701,737,293

	Level 1	Level 2	Level 3	Total
BulletShares 2031 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,638,452,135	$-	$1,638,452,135
Money Market Funds	-	45,452,271	-	45,452,271
Total Investments	$-	$1,683,904,406	$-	$1,683,904,406
BulletShares 2032 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,398,677,166	$-	$1,398,677,166
Money Market Funds	2,129,462	70,630,588	-	72,760,050
Total Investments	$2,129,462	$1,469,307,754	$-	$1,471,437,216
BulletShares 2033 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$929,421,526	$-	$929,421,526
Money Market Funds	117,134	40,974,979	-	41,092,113
Total Investments	$117,134	$970,396,505	$-	$970,513,639
BulletShares 2034 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$472,885,242	$-	$472,885,242
Money Market Funds	552,473	9,702,409	-	10,254,882
Total Investments	$552,473	$482,587,651	$-	$483,140,124
BulletShares 2035 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$192,477,494	$-	$192,477,494
Money Market Funds	135,758	6,612,678	-	6,748,436
Total Investments	$135,758	$199,090,172	$-	$199,225,930
BulletShares 2026 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$886,408,790	$-	$886,408,790
Money Market Funds	181,472,648	67,199,296	-	248,671,944
Total Investments	$181,472,648	$953,608,086	$-	$1,135,080,734
BulletShares 2027 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$758,256,122	$-	$758,256,122
Money Market Funds	55,853,735	98,989,826	-	154,843,561
Total Investments	$55,853,735	$857,245,948	$-	$913,099,683
BulletShares 2028 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$632,784,815	$425	$632,785,240
Money Market Funds	16,303,116	140,523,891	-	156,827,007
Total Investments	$16,303,116	$773,308,706	$425	$789,612,247
BulletShares 2029 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$457,443,153	$221	$457,443,374
Money Market Funds	8,260,450	24,692,066	-	32,952,516
Total Investments	$8,260,450	$482,135,219	$221	$490,395,890
BulletShares 2030 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$248,321,693	$-	$248,321,693
Money Market Funds	964,541	17,205,358	-	18,169,899
Total Investments	$964,541	$265,527,051	$-	$266,491,592

	Level 1	Level 2	Level 3	Total
BulletShares 2031 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$80,118,947	$-	$80,118,947
Money Market Funds	612,841	-	-	612,841
Total Investments	$612,841	$80,118,947	$-	$80,731,788
BulletShares 2032 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$35,197,254	$-	$35,197,254
Money Market Funds	71,717	3,255,467	-	3,327,184
Total Investments	$71,717	$38,452,721	$-	$38,524,438
BulletShares 2033 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$7,484,447	$-	$7,484,447
Money Market Funds	18,663	370,134	-	388,797
Total Investments	$18,663	$7,854,581	$-	$7,873,244
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds then in existence had capital loss carryforwards as of August 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
BulletShares 2026 Corporate Bond ETF	$1,586,997	$3,426,638	$5,013,635
BulletShares 2027 Corporate Bond ETF	17,531	347,011	364,542
BulletShares 2028 Corporate Bond ETF	51,009	1,553,707	1,604,716
BulletShares 2029 Corporate Bond ETF	-	1,201,612	1,201,612
BulletShares 2030 Corporate Bond ETF	588,239	2,453,667	3,041,906
BulletShares 2031 Corporate Bond ETF	7,129	484,366	491,495
BulletShares 2032 Corporate Bond ETF	568,948	618,324	1,187,272
BulletShares 2033 Corporate Bond ETF	146,886	9,961	156,847
BulletShares 2034 Corporate Bond ETF	46,257	-	46,257
BulletShares 2035 Corporate Bond ETF	20	-	20
BulletShares 2026 High Yield Corporate Bond ETF	8,024,824	4,289,427	12,314,251
BulletShares 2027 High Yield Corporate Bond ETF	146,468	619,412	765,880
BulletShares 2028 High Yield Corporate Bond ETF	1,170,753	548,675	1,719,428
BulletShares 2029 High Yield Corporate Bond ETF	2,372,198	442,154	2,814,352
BulletShares 2030 High Yield Corporate Bond ETF	345,782	-	345,782
BulletShares 2026 Municipal Bond ETF	491,651	642,806	1,134,457
BulletShares 2027 Municipal Bond ETF	253,867	766,069	1,019,936
BulletShares 2028 Municipal Bond ETF	297,767	804,047	1,101,814
BulletShares 2029 Municipal Bond ETF	477,067	1,092,088	1,569,155
BulletShares 2030 Municipal Bond ETF	830,599	946,042	1,776,641
BulletShares 2031 Municipal Bond ETF	1,181,731	515,714	1,697,445
BulletShares 2032 Municipal Bond ETF	103,879	306,707	410,586

	No expiration
	Short-Term	Long-Term	Total*
BulletShares 2033 Municipal Bond ETF	$76,080	$72,307	$148,387
BulletShares 2034 Municipal Bond ETF	146,973	-	146,973

*	Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 7—Investment Transactions
For the six months ended February 28, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
BulletShares 2026 Corporate Bond ETF	$1,053,209,904	$1,162,616,254
BulletShares 2027 Corporate Bond ETF	152,062,370	163,129,006
BulletShares 2028 Corporate Bond ETF	75,209,731	67,361,953
BulletShares 2029 Corporate Bond ETF	55,596,701	54,521,753
BulletShares 2030 Corporate Bond ETF	72,285,784	64,091,274
BulletShares 2031 Corporate Bond ETF	76,499,782	76,533,536
BulletShares 2032 Corporate Bond ETF	36,221,454	34,404,098
BulletShares 2033 Corporate Bond ETF	45,668,619	38,993,749
BulletShares 2034 Corporate Bond ETF	4,187,352	2,019,649
BulletShares 2035 Corporate Bond ETF	4,639,178	3,330,267
BulletShares 2026 High Yield Corporate Bond ETF	390,768,792	602,812,869
BulletShares 2027 High Yield Corporate Bond ETF	270,859,446	316,211,008
BulletShares 2028 High Yield Corporate Bond ETF	134,678,066	136,951,358
BulletShares 2029 High Yield Corporate Bond ETF	63,106,199	61,926,928
BulletShares 2030 High Yield Corporate Bond ETF	25,072,703	25,400,907
BulletShares 2031 High Yield Corporate Bond ETF	91,182,033	8,786,586
BulletShares 2032 High Yield Corporate Bond ETF	6,941,258	6,861,278
BulletShares 2033 High Yield Corporate Bond ETF	2,760,583	2,678,332
BulletShares 2026 Municipal Bond ETF	35,676,070	38,441,063
BulletShares 2027 Municipal Bond ETF	58,348,049	29,363,474
BulletShares 2028 Municipal Bond ETF	46,403,498	10,745,882
BulletShares 2029 Municipal Bond ETF	55,338,266	26,100,022
BulletShares 2030 Municipal Bond ETF	44,239,892	11,876,737
BulletShares 2031 Municipal Bond ETF	33,710,343	3,254,302
BulletShares 2032 Municipal Bond ETF	29,994,047	6,181,978
BulletShares 2033 Municipal Bond ETF	21,439,112	6,961,771
BulletShares 2034 Municipal Bond ETF	28,805,575	1,654,517
BulletShares 2035 Municipal Bond ETF(a)	33,612,226	1,397,317

(a)	For the period September 15, 2025 (commencement of investment operations) through February 28, 2026.
For the six months ended February 28, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
BulletShares 2026 Corporate Bond ETF	$119,975,621	$49,403,337
BulletShares 2027 Corporate Bond ETF	602,824,675	5,825,414
BulletShares 2028 Corporate Bond ETF	658,325,623	33,385,355
BulletShares 2029 Corporate Bond ETF	567,050,732	-
BulletShares 2030 Corporate Bond ETF	628,758,054	39,967,302
BulletShares 2031 Corporate Bond ETF	431,110,005	17,355,896
BulletShares 2032 Corporate Bond ETF	368,042,541	-
BulletShares 2033 Corporate Bond ETF	246,312,010	-
BulletShares 2034 Corporate Bond ETF	210,128,376	-
BulletShares 2035 Corporate Bond ETF	174,387,576	-

	In-kind Purchases	In-kind Sales
BulletShares 2026 High Yield Corporate Bond ETF	$56,057,897	$74,275,162
BulletShares 2027 High Yield Corporate Bond ETF	228,864,185	8,873,525
BulletShares 2028 High Yield Corporate Bond ETF	198,642,904	9,492,612
BulletShares 2029 High Yield Corporate Bond ETF	146,435,569	4,183,330
BulletShares 2030 High Yield Corporate Bond ETF	86,312,575	7,577,428
BulletShares 2031 High Yield Corporate Bond ETF	41,269,940	-
BulletShares 2032 High Yield Corporate Bond ETF	9,939,519	-
BulletShares 2033 High Yield Corporate Bond ETF	2,464,992	-
BulletShares 2026 Municipal Bond ETF	8,024,554	-
BulletShares 2027 Municipal Bond ETF	35,139,859	-
BulletShares 2028 Municipal Bond ETF	37,950,542	-
BulletShares 2029 Municipal Bond ETF	28,770,883	-
BulletShares 2030 Municipal Bond ETF	37,107,649	-
BulletShares 2031 Municipal Bond ETF	32,699,598	-
BulletShares 2032 Municipal Bond ETF	23,943,762	-
BulletShares 2033 Municipal Bond ETF	12,843,782	-
BulletShares 2034 Municipal Bond ETF	16,907,127	-
BulletShares 2035 Municipal Bond ETF(a)	5,084,891	-

(a)	For the period September 15, 2025 (commencement of investment operations) through February 28, 2026.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
BulletShares 2026 Corporate Bond ETF	$6,973,040	$(557,472)	$6,415,568	$4,374,434,417
BulletShares 2027 Corporate Bond ETF	33,594,000	(340,353)	33,253,647	4,835,494,350
BulletShares 2028 Corporate Bond ETF	46,291,705	(638,467)	45,653,238	3,681,754,444
BulletShares 2029 Corporate Bond ETF	51,209,239	(586,243)	50,622,996	3,076,674,622
BulletShares 2030 Corporate Bond ETF	54,608,037	(777,289)	53,830,748	2,647,906,545
BulletShares 2031 Corporate Bond ETF	41,865,178	(556,565)	41,308,613	1,642,595,793
BulletShares 2032 Corporate Bond ETF	42,741,429	(262,800)	42,478,629	1,428,958,587
BulletShares 2033 Corporate Bond ETF	26,796,873	(171,349)	26,625,524	943,888,115
BulletShares 2034 Corporate Bond ETF	9,901,181	(334,410)	9,566,771	473,573,353
BulletShares 2035 Corporate Bond ETF	2,032,392	(87,937)	1,944,455	197,281,475
BulletShares 2026 High Yield Corporate Bond ETF	2,662,109	(1,518,534)	1,143,575	1,133,937,159
BulletShares 2027 High Yield Corporate Bond ETF	4,871,638	(2,991,464)	1,880,174	911,219,509
BulletShares 2028 High Yield Corporate Bond ETF	8,669,679	(3,150,353)	5,519,326	784,092,921
BulletShares 2029 High Yield Corporate Bond ETF	6,881,494	(6,287,709)	593,785	489,802,105
BulletShares 2030 High Yield Corporate Bond ETF	4,462,995	(3,284,212)	1,178,783	265,312,809
BulletShares 2031 High Yield Corporate Bond ETF	1,307,341	(806,137)	501,204	80,230,584
BulletShares 2032 High Yield Corporate Bond ETF	572,583	(276,492)	296,091	38,228,347
BulletShares 2033 High Yield Corporate Bond ETF	103,787	(36,954)	66,833	7,806,411
BulletShares 2026 Municipal Bond ETF	779,313	(111,108)	668,205	284,843,382
BulletShares 2027 Municipal Bond ETF	2,231,647	(181,716)	2,049,931	312,713,844
BulletShares 2028 Municipal Bond ETF	3,246,520	(304,086)	2,942,434	272,409,629
BulletShares 2029 Municipal Bond ETF	3,618,185	(359,617)	3,258,568	248,124,476
BulletShares 2030 Municipal Bond ETF	4,330,830	(276,174)	4,054,656	237,418,207
BulletShares 2031 Municipal Bond ETF	4,109,082	(299,730)	3,809,352	169,655,707
BulletShares 2032 Municipal Bond ETF	3,876,707	(456,197)	3,420,510	160,383,129
BulletShares 2033 Municipal Bond ETF	2,563,135	(502,857)	2,060,278	116,876,987

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
BulletShares 2034 Municipal Bond ETF	$3,379,951	$(161,168)	$3,218,783	$100,401,855
BulletShares 2035 Municipal Bond ETF	591,177	(4,949)	586,228	37,254,958
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Approval of Investment Advisory Contracts
At a meeting held on June 25, 2025, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco BulletShares 2035 Municipal Bond ETF (the “Fund”).
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for the Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as the Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with the Fund.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for the Fund, including the persons who will be responsible for the day-to-day management of the Fund, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”) managed by the Adviser and overseen by the Board.  The Trustees noted that the portfolio managers of the Fund also manage other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the portfolio managers of the Fund.  The Trustees also noted other information the Board received and considered in connection with its March 13, 2025 and April 24, 2025 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd.  The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser and that are overseen by the Board. Because the Fund had not yet commenced operations, the Trustees noted that no performance information for the Fund could be provided.
The Trustees considered the services to be provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and overseen by the Board and that was expected to be provided for the Fund.
Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to the Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and Adviser-identified select peer funds.  The Trustees noted that the proposed annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of the Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.  The Trustees noted the Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its Lipper peer groups and a select peer group as shown below:
Fund	Passive ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco BulletShares 2035 Municipal Bond ETF	Higher than median (8)	Higher than median (3)	Lower than median (3)	Same as median (7)
Based on all of the information provided, the Board concluded that the Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the services to be provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.
In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Fund because the Fund had not yet commenced operations.  However, the Trustees noted other information the Board received and considered in connection with its March 13, 2025 and April 24, 2025 meetings regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Approval of Investment Advisory Contracts—(continued)
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Fund.  The Board considered whether the proposed unitary advisory fee rate for the Fund was reasonable in relation to the proposed services and product strategy of the Fund, and it concluded that the unitary advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Fund, and noted that the Adviser will not be a party to any soft dollar, commission recapture or directed brokerage arrangements with respect to the Fund.  The Trustees considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Fund, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Fund’s securities lending agent.  The Trustees also considered that Invesco Distributors, Inc. and Invesco Indexing LLC, affiliates of the Adviser, will serve as the Fund’s distributor and index provider and will be paid a distribution fee and a licensing fee, respectively, by the Adviser.  The Board concluded that the Fund’s proposed unitary advisory fee was reasonable, taking into account any ancillary benefits expected to be received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund.  No single factor was determinative in the Board’s analysis.

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-BS-NCSRS	invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
February 28, 2026
IIGD	Invesco Investment Grade Defensive ETF

2

Invesco Investment Grade Defensive ETF (IIGD)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.99%
Aerospace & Defense-3.00%
General Dynamics Corp., 3.75%, 05/15/2028	$180,000	$180,638
General Electric Co., 4.30%, 07/29/2030	190,000	193,076
HEICO Corp., 5.25%, 08/01/2028	190,000	195,679
Howmet Aerospace, Inc., 3.00%, 01/15/2029	190,000	185,500
RTX Corp., 4.13%, 11/16/2028	180,000	181,146
		936,039
Air Freight & Logistics-0.58%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	179,000	179,543
Automobile Components-0.64%
ERAC USA Finance LLC, 4.60%, 05/01/2028(b)	195,000	198,104
Automobiles-0.62%
PACCAR Financial Corp., 4.55%, 03/03/2028	190,000	193,597
Banks-7.37%
Capital One N.A., 4.65%, 09/13/2028	190,000	193,047
Citibank N.A., 5.80%, 09/29/2028	185,000	193,784
Fifth Third Bancorp, 3.95%, 03/14/2028	186,000	186,107
Huntington National Bank (The), 5.65%, 01/10/2030	190,000	200,173
KeyCorp, 4.10%, 04/30/2028	190,000	190,615
National Securities Clearing Corp., 4.90%, 06/26/2029(b)	190,000	195,956
PNC Bank N.A., 4.05%, 07/26/2028	200,000	200,400
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030(c)	200,000	189,743
Regions Financial Corp., 1.80%, 08/12/2028	200,000	189,442
Truist Bank, 2.25%, 03/11/2030	210,000	194,144
U.S. Bancorp, 1.38%, 07/22/2030	205,000	183,596
Wells Fargo & Co., 4.15%, 01/24/2029	180,000	181,150
		2,298,157
Beverages-1.86%
Coca-Cola Co. (The), 2.25%, 01/05/2032(c)	220,000	200,727
Keurig Dr Pepper, Inc., 4.60%, 05/25/2028	195,000	197,101
PepsiCo, Inc., 2.75%, 03/19/2030	190,000	181,911
		579,739
Biotechnology-0.63%
AbbVie, Inc., 3.20%, 11/21/2029	200,000	195,390
Capital Markets-7.22%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(b)	190,000	192,959
Bank of New York Mellon Corp. (The), 3.85%, 04/28/2028	190,000	190,948
BlackRock, Inc., 1.90%, 01/28/2031	205,000	186,555
Charles Schwab Corp. (The), 2.00%, 03/20/2028	188,000	181,675
CME Group, Inc., 4.40%, 03/15/2030	195,000	198,683
FMR LLC, 7.57%, 06/15/2029(b)	170,000	187,702
Franklin Resources, Inc., 1.60%, 10/30/2030	220,000	197,942
Goldman Sachs Group, Inc. (The), 3.80%, 03/15/2030	180,000	178,306
KKR Group Finance Co. VI LLC, 3.75%, 07/01/2029(b)	180,000	177,385
	Principal Amount	Value
Capital Markets-(continued)
Morgan Stanley, 3.59% (3 mo. USD LIBOR + 1.34%), 07/22/2028(d)	$180,000	$178,923
Northern Trust Corp., 1.95%, 05/01/2030	195,000	180,182
State Street Corp., 4.54%, 02/28/2028	195,000	198,114
		2,249,374
Chemicals-3.00%
DuPont de Nemours, Inc., 4.73%, 11/15/2028(b)	190,000	192,711
Ecolab, Inc., 4.80%, 03/24/2030	180,000	185,501
Linde, Inc., 1.10%, 08/10/2030	205,000	182,551
Momentive Performance Materials, Inc. (South Korea), 4.13%, 10/22/2028(b)	200,000	200,590
PPG Industries, Inc., 3.75%, 03/15/2028	175,000	174,935
		936,288
Commercial Services & Supplies-0.61%
Republic Services, Inc., 3.95%, 05/15/2028	190,000	190,656
Communications Equipment-0.58%
Cisco Systems, Inc., 4.85%, 02/26/2029	175,000	180,244
Consumer Finance-0.58%
American Express Co., 4.05%, 05/03/2029	180,000	181,575
Consumer Staples Distribution & Retail-1.85%
Costco Wholesale Corp., 1.60%, 04/20/2030	220,000	201,459
Target Corp., 3.38%, 04/15/2029	180,000	178,115
Walmart, Inc., 1.80%, 09/22/2031(c)	220,000	198,443
		578,017
Distributors-0.65%
Ferguson Finance PLC, 4.50%, 10/24/2028(b)	200,000	201,866
Electric Utilities-6.08%
Alabama Power Co., 3.05%, 03/15/2032	195,000	183,112
Duke Energy Florida LLC, 2.50%, 12/01/2029	200,000	190,570
Entergy Texas, Inc., 1.75%, 03/15/2031	220,000	196,679
Florida Power & Light Co., 2.45%, 02/03/2032	220,000	200,984
MidAmerican Energy Co., 3.65%, 04/15/2029	192,000	191,231
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(b)	195,000	195,754
Narragansett Electric Co. (The), 3.40%, 04/09/2030(b)	190,000	184,741
National Rural Utilities Cooperative Finance Corp., Series D, 4.15%, 08/25/2028	190,000	191,378
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	160,000	165,449
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/2031	190,000	195,910
		1,895,808
Electrical Equipment-1.25%
Emerson Electric Co., 2.00%, 12/21/2028	208,000	198,531
Molex Electronic Technologies LLC, 4.75%, 04/30/2028(b)	190,000	192,686
		391,217
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-1.22%
Halliburton Co., 2.92%, 03/01/2030	$200,000	$191,691
Schlumberger Holdings Corp., 3.90%, 05/17/2028(b)	190,000	190,213
		381,904
Entertainment-1.21%
Netflix, Inc., 5.88%, 11/15/2028	170,000	178,882
Walt Disney Co. (The), 2.65%, 01/13/2031(c)	211,000	199,896
		378,778
Financial Services-3.67%
Atlas Warehouse Lending Co. L.P., 4.63%, 11/15/2028(b)	200,000	200,069
Equitable Holdings, Inc., 4.35%, 04/20/2028	190,000	191,057
Mastercard, Inc., 3.35%, 03/26/2030	195,000	191,706
Nuveen LLC, 4.00%, 11/01/2028(b)	189,000	189,451
PayPal Holdings, Inc., 2.85%, 10/01/2029	190,000	183,147
Visa, Inc., 2.05%, 04/15/2030	200,000	186,999
		1,142,429
Food Products-1.81%
Archer-Daniels-Midland Co., 3.25%, 03/27/2030	200,000	194,801
Hormel Foods Corp., 1.80%, 06/11/2030(c)	215,000	196,262
Kellanova, Series B, 7.45%, 04/01/2031	150,000	172,884
		563,947
Gas Utilities-1.80%
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028	170,000	174,669
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	190,000	187,498
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	210,000	199,455
		561,622
Ground Transportation-1.85%
CSX Corp., 4.25%, 03/15/2029	190,000	192,571
Norfolk Southern Corp., 3.80%, 08/01/2028	190,000	189,892
Ryder System, Inc., 5.25%, 06/01/2028	190,000	195,239
		577,702
Health Care Equipment & Supplies-1.85%
Abbott Laboratories, 1.40%, 06/30/2030	210,000	189,615
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029(c)	205,000	195,653
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028	189,000	190,876
		576,144
Health Care Providers & Services-3.50%
Ascension Health, Series B, 2.53%, 11/15/2029	189,000	180,402
Cigna Group (The), 4.38%, 10/15/2028	170,000	171,801
CommonSpirit Health, 3.35%, 10/01/2029	185,000	180,283
Elevance Health, Inc., 4.10%, 03/01/2028	180,000	180,600
Health Care Service Corp., a Mutual Legacy Reserve Co., 5.20%, 06/15/2029(b)	190,000	195,539
Providence St. Joseph Health Obligated Group, Series 19-A, 2.53%, 10/01/2029	191,000	180,992
		1,089,617
Health Care REITs-0.58%
Ventas Realty L.P., 4.40%, 01/15/2029	180,000	181,820
	Principal Amount	Value
Hotels, Restaurants & Leisure-0.63%
McDonald’s Corp., 3.80%, 04/01/2028	$195,000	$195,230
Household Durables-0.62%
Mohawk Industries, Inc., 5.85%, 09/18/2028	185,000	192,901
Household Products-1.23%
Kimberly-Clark Corp., 3.10%, 03/26/2030	195,000	189,000
Procter & Gamble Co. (The), 3.00%, 03/25/2030	200,000	194,594
		383,594
Industrial Conglomerates-0.58%
3M Co., 2.38%, 08/26/2029	190,000	180,528
Insurance-13.92%
Aflac, Inc., 3.60%, 04/01/2030	190,000	187,237
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032(b)	170,000	190,852
Athene Global Funding, 5.58%, 01/09/2029(b)	185,000	189,208
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032	193,000	182,058
Corebridge Global Funding, 4.85%, 06/06/2030(b)	190,000	193,701
Equitable America Global Funding, 4.95%, 06/09/2030(b)	170,000	173,797
Equitable Financial Life Global Funding, 1.80%, 03/08/2028(b)	210,000	200,780
F&G Global Funding, 4.50%, 01/09/2029(b)	190,000	188,582
GA Global Funding Trust, 5.50%, 01/08/2029(b)	180,000	184,592
Guardian Life Global Funding, 4.80%, 04/28/2030(b)	190,000	195,130
Hartford Insurance Group, Inc. (The), 2.80%, 08/19/2029	200,000	192,617
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	190,000	193,470
Met Tower Global Funding, 4.00%, 01/14/2029(b)	190,000	190,376
MetLife, Inc., 4.55%, 03/23/2030	170,000	174,003
Metropolitan Life Global Funding I, 2.95%, 04/09/2030(b)	210,000	201,489
New York Life Global Funding, 5.00%, 01/09/2034(b)	180,000	185,447
New York Life Insurance Co., 5.88%, 05/15/2033(b)	187,000	200,293
Northwestern Mutual Global Funding
4.49%, 03/21/2028(b)	180,000	182,119
4.90%, 06/12/2028(b)	185,000	189,017
Pacific Life Global Funding II, 4.45%, 05/01/2028(b)	175,000	176,934
Pricoa Global Funding I, 4.70%, 05/28/2030(b)	190,000	194,345
Principal Life Global Funding II, 4.45%, 01/13/2031(b)	190,000	191,566
RGA Global Funding, 4.35%, 08/25/2028(b)	180,000	181,074
		4,338,687
Interactive Media & Services-0.62%
Alphabet, Inc., 4.80%, 02/15/2036	190,000	193,195
IT Services-0.63%
International Business Machines Corp., 3.50%, 05/15/2029	200,000	197,230
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Machinery-3.03%
Caterpillar Financial Services Corp., 3.95%, 11/14/2028	$180,000	$181,028
CNH Industrial Capital LLC, 4.55%, 04/10/2028	190,000	191,957
John Deere Capital Corp., 4.95%, 07/14/2028	190,000	195,408
Parker-Hannifin Corp., 3.25%, 06/14/2029	200,000	196,151
Trane Technologies Financing Ltd., 3.80%, 03/21/2029	180,000	180,200
		944,744
Media-0.61%
Comcast Corp., 4.15%, 10/15/2028	190,000	191,404
Multi-Utilities-0.63%
Consumers Energy Co., 4.70%, 01/15/2030	190,000	195,224
Oil, Gas & Consumable Fuels-4.82%
Chevron Corp., 2.24%, 05/11/2030	209,000	195,905
Chevron USA, Inc., 4.50%, 10/15/2032	180,000	184,503
ConocoPhillips Co.
6.95%, 04/15/2029	175,000	190,922
4.70%, 01/15/2030	190,000	194,684
Exxon Mobil Corp., 3.48%, 03/19/2030	200,000	197,357
Hess Corp., 7.30%, 08/15/2031	160,000	185,148
Pioneer Natural Resources Co., 1.90%, 08/15/2030	200,000	183,489
TotalEnergies Capital USA LLC (France), 4.25%, 01/13/2031	170,000	171,560
		1,503,568
Paper & Forest Products-0.64%
Georgia-Pacific LLC, 2.30%, 04/30/2030(b)	215,000	200,792
Passenger Airlines-0.56%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	174,167	175,733
Personal Care Products-0.62%
Estee Lauder Cos., Inc. (The), 4.38%, 05/15/2028	190,000	192,155
Pharmaceuticals-2.49%
Eli Lilly and Co., 4.70%, 02/09/2034	170,000	173,989
Johnson & Johnson, 1.30%, 09/01/2030(c)	225,000	203,266
Merck & Co., Inc., 2.15%, 12/10/2031	220,000	198,876
Pfizer, Inc., 3.45%, 03/15/2029	200,000	198,669
		774,800
Professional Services-0.60%
Automatic Data Processing, Inc., 1.70%, 05/15/2028	195,000	186,893
Residential REITs-1.20%
AvalonBay Communities, Inc., 2.30%, 03/01/2030	190,000	178,077
ERP Operating L.P., 3.00%, 07/01/2029	200,000	194,484
		372,561
Retail REITs-0.59%
Simon Property Group L.P., 2.45%, 09/13/2029	192,000	182,588
Semiconductors & Semiconductor Equipment-4.22%
Advanced Micro Devices, Inc., 4.32%, 03/24/2028	180,000	182,349
Applied Materials, Inc., 1.75%, 06/01/2030	200,000	182,792
Lam Research Corp., 4.00%, 03/15/2029	170,000	170,768
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Microchip Technology, Inc., 4.90%, 03/15/2028	$190,000	$193,178
NVIDIA Corp., 2.85%, 04/01/2030	200,000	192,447
Texas Instruments, Inc., 4.90%, 03/14/2033	185,000	192,255
Xilinx, Inc., 2.38%, 06/01/2030	215,000	201,712
		1,315,501
Software-3.06%
Adobe, Inc., 2.30%, 02/01/2030	210,000	196,814
Cadence Design Systems, Inc., 4.30%, 09/10/2029	190,000	191,978
Microsoft Corp., 3.50%, 02/12/2035	190,000	180,644
Salesforce, Inc., 3.70%, 04/11/2028	190,000	189,616
ServiceNow, Inc., 1.40%, 09/01/2030	220,000	194,954
		954,006
Specialized REITs-1.26%
Extra Space Storage L.P., 5.70%, 04/01/2028	190,000	196,266
Prologis L.P., 2.25%, 04/15/2030	210,000	196,761
		393,027
Specialty Retail-0.63%
Home Depot, Inc. (The), 2.95%, 06/15/2029	200,000	195,053
Technology Hardware, Storage & Peripherals-0.64%
Apple, Inc., 1.65%, 02/08/2031	220,000	198,970
Textiles, Apparel & Luxury Goods-0.56%
NIKE, Inc., 2.85%, 03/27/2030	180,000	173,175
Wireless Telecommunication Services-0.59%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	182,250	183,565
Total U.S. Dollar Denominated Bonds & Notes (Cost $30,471,363)		30,854,701
	Shares
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(e)(f) (Cost $18,896)	18,896	18,896
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.05% (Cost $30,490,259)		30,873,597
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.26%
Invesco Private Government Fund, 3.64%(e)(f)(g)	369,746	369,746
Invesco Private Prime Fund, 3.81%(e)(f)(g)	957,947	958,234
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,327,980)		1,327,980
TOTAL INVESTMENTS IN SECURITIES-103.31% (Cost $31,818,239)		32,201,577
OTHER ASSETS LESS LIABILITIES-(3.31)%		(1,032,783)
NET ASSETS-100.00%		$31,168,794
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
February 28, 2026
(Unaudited)
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
REIT	-Real Estate Investment Trust
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $7,224,037, which represented 23.18% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$28,996	$1,171,078	$(1,181,178)	$-	$-	$18,896	$1,333
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	109,121	3,419,343	(3,158,718)	-	-	369,746	8,879 *
Invesco Private Prime Fund	283,804	6,628,785	(5,954,324)	(28)	(3)	958,234	24,069 *
Total	$421,921	$11,219,206	$(10,294,220)	$(28)	$(3)	$1,346,876	$34,281

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Statement of Assets and Liabilities
February 28, 2026
(Unaudited)

Invesco Investment Grade Defensive ETF (IIGD)
Assets:
Unaffiliated investments in securities, at value(a)	$30,854,701
Affiliated investments in securities, at value	1,346,876
Cash	4,423
Foreign currencies, at value	97
Receivable for:
Dividends and interest	338,045
Securities lending	107
Investments sold	1,281,407
Total assets	33,825,656
Liabilities:
Payable for:
Investments purchased	1,325,780
Collateral upon return of securities loaned	1,327,980
Accrued unitary management fees	3,102
Total liabilities	2,656,862
Net Assets	$31,168,794
Net assets consist of:
Shares of beneficial interest	$34,766,847
Distributable earnings (loss)	(3,598,053)
Net Assets	$31,168,794
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,250,001
Net asset value	$24.94
Market price	$24.94
Unaffiliated investments in securities, at cost	$30,471,363
Affiliated investments in securities, at cost	$1,346,876
Foreign currencies, at cost	$98
(a)Includes securities on loan with an aggregate value of:	$1,292,502
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statement of Operations
For the six months ended February 28, 2026
(Unaudited)

Invesco Investment Grade Defensive ETF (IIGD)
Investment income:
Unaffiliated interest income	$647,596
Affiliated dividend income	1,333
Securities lending income, net	1,533
Total investment income	650,462
Expenses:
Unitary management fees	19,730
Less: Waivers	(34)
Net expenses	19,696
Net investment income	630,766
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	35,013
Affiliated investment securities	(3)
Net realized gain	35,010
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	134,415
Affiliated investment securities	(28)
Foreign currencies	(1)
Change in net unrealized appreciation	134,386
Net realized and unrealized gain	169,396
Net increase in net assets resulting from operations	$800,162
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Investment Grade Defensive ETF (IIGD)
	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Operations:
Net investment income	$630,766	$1,434,721
Net realized gain (loss)	35,010	(231,212)
Change in net unrealized appreciation	134,386	287,183
Net increase in net assets resulting from operations	800,162	1,490,692
Distributions to Shareholders from:
Distributable earnings	(642,601)	(1,428,849)
Shareholder Transactions:
Proceeds from shares sold	3,724,661	2,443,324
Value of shares repurchased	-	(20,660,676)
Net increase (decrease) in net assets resulting from share transactions	3,724,661	(18,217,352)
Net increase (decrease) in net assets	3,882,222	(18,155,509)
Net assets:
Beginning of period	27,286,572	45,442,081
End of period	$31,168,794	$27,286,572
Changes in Shares Outstanding:
Shares sold	150,000	100,000
Shares repurchased	-	(850,000)
Shares outstanding, beginning of period	1,100,001	1,850,001
Shares outstanding, end of period	1,250,001	1,100,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Financial Highlights
Invesco Investment Grade Defensive ETF (IIGD)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$24.81	$24.56	$23.73	$24.27	$26.75	$27.43
Net investment income(a)	0.51	1.03	0.98	0.80	0.31	0.33
Net realized and unrealized gain (loss) on investments	0.14	0.27	0.83	(0.58)	(2.30)	(0.27)
Total from investment operations	0.65	1.30	1.81	0.22	(1.99)	0.06
Distributions to shareholders from:
Net investment income	(0.52)	(1.05)	(0.98)	(0.76)	(0.32)	(0.33)
Net realized gains	-	-	-	-	(0.17)	(0.41)
Total distributions	(0.52)	(1.05)	(0.98)	(0.76)	(0.49)	(0.74)
Net asset value at end of period	$24.94	$24.81	$24.56	$23.73	$24.27	$26.75
Market price at end of period(b)	$24.94	$24.81	$24.57	$23.73	$24.20	$26.76
Net Asset Value Total Return(c)	2.65%	5.44%	7.84%	0.95%	(7.55)%	0.21%
Market Price Total Return(c)	2.65%	5.40%	7.88%	1.24%	(7.82)%	0.32%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$31,169	$27,287	$45,442	$73,574	$57,041	$97,655
Ratio to average net assets of:
Expenses	0.13%(d)	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	4.16%(d)	4.21%	4.10%	3.32%	1.21%	1.21%
Portfolio turnover rate(e)	27%	68%	75%	84%	51%	53%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Notes to Financial Statements
Invesco Exchange-Traded Self-Indexed Fund Trust
February 28, 2026
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolio:
Full Name	Short Name
Invesco Investment Grade Defensive ETF (IIGD)	"Investment Grade Defensive ETF"
The portfolio (the “Fund”) represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on the NYSE Arca, Inc.
The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in the Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though the Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Fund.
The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the Invesco Investment Grade Defensive Index (the “Underlying Index”).
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may

11

become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of

12

capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

13

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending - The Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Fund to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown on the Statement of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent the Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2026, there were no affiliated securities lending transactions with Invesco.
K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to

14

create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that the Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund’s net investment income could fall.
Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by APs, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Index Risk. Unlike many investment companies that are "actively managed", the Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from the Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, the Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its Underlying Index. Additionally, the Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset

15

valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Sampling Risk. The Fund’s use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.13% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to the Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended February 28, 2026, the Adviser waived fees of $34.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of the Fund with Invesco Indexing LLC (the “Licensor”).
The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

16

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$30,854,701	$-	$30,854,701
Money Market Funds	18,896	1,327,980	-	1,346,876
Total Investments	$18,896	$32,182,681	$-	$32,201,577
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of August 31, 2025, as follows:
No expiration
Short-Term	Long-Term	Total*
$1,254,229	$2,748,648	$4,002,877

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended February 28, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $8,042,438 and $8,090,589, respectively.
For the six months ended February 28, 2026, in-kind transactions associated with creations and redemptions were $3,678,988 and $0, respectively.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Aggregate unrealized appreciation of investments	$476,794
Aggregate unrealized (depreciation) of investments	(101,178)
Net unrealized appreciation of investments	$375,616
Cost of investments for tax purposes is $31,825,961.
NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.
NOTE 8—Capital
Shares are issued and redeemed by the Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Fund.
To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement,

17

Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.
Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

18

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Fund’s trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

19

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-FIF-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
February 28, 2026
POWA	Invesco Bloomberg Pricing Power ETF
IUS	Invesco RAFITM Strategic US ETF

2

Invesco Bloomberg Pricing Power ETF (POWA)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Communication Services-1.78%
Warner Music Group Corp., Class A(b)	122,314	$3,498,180
Consumer Discretionary-11.47%
AutoZone, Inc.(c)	979	3,676,713
Best Buy Co., Inc.	50,155	3,108,105
Home Depot, Inc. (The)	11,152	4,245,790
Lowe’s Cos., Inc.	16,332	4,320,957
O’Reilly Automotive, Inc.(c)	37,796	3,548,289
Tractor Supply Co.	71,004	3,680,847
		22,580,701
Consumer Staples-19.77%
Archer-Daniels-Midland Co.	64,066	4,423,117
Costco Wholesale Corp.	4,188	4,233,188
General Mills, Inc.	78,323	3,542,549
Hormel Foods Corp.	168,119	4,303,846
Kroger Co. (The)	55,341	3,776,470
PepsiCo, Inc.	25,358	4,304,267
Sysco Corp.	49,261	4,490,633
US Foods Holding Corp.(c)	52,639	5,085,454
Walmart, Inc.	37,079	4,744,258
		38,903,782
Financials-1.94%
MSCI, Inc.	6,667	3,812,391
Health Care-19.82%
Cardinal Health, Inc.	17,976	4,120,639
Cencora, Inc.	10,341	3,848,300
Cooper Cos., Inc. (The)(c)	51,705	4,326,157
McKesson Corp.	4,376	4,320,731
Mettler-Toledo International, Inc.(c)	2,656	3,629,929
Neurocrine Biosciences, Inc.(b)(c)	27,021	3,573,527
Regeneron Pharmaceuticals, Inc.	5,308	4,149,104
STERIS PLC	14,645	3,695,666
Waters Corp.(c)	9,915	3,166,653
Zoetis, Inc.	31,863	4,177,239
		39,007,945
Industrials-21.07%
AMETEK, Inc.	19,473	4,658,331
Cummins, Inc.	7,882	4,602,063
Fastenal Co.	94,325	4,342,723
Ferguson Enterprises, Inc.	15,760	4,109,578
General Dynamics Corp.	10,874	3,882,562
HEICO Corp.(b)	12,136	3,876,966
Otis Worldwide Corp.	43,087	3,988,133
Quanta Services, Inc.	8,374	4,715,232
Rollins, Inc.	62,857	3,827,363
Xylem, Inc.	26,842	3,477,649
		41,480,600
	Shares	Value
Information Technology-17.26%
Accenture PLC, Class A	15,474	$3,229,733
Adobe, Inc.(c)	11,727	3,077,282
Autodesk, Inc.(c)	12,811	3,149,841
Gartner, Inc.(c)	16,514	2,596,001
GoDaddy, Inc., Class A(c)	30,017	2,616,282
Jabil, Inc.	18,644	4,940,473
KLA Corp.	3,195	4,870,937
Microsoft Corp.	7,658	3,007,603
ServiceNow, Inc.(c)	23,039	2,488,442
Synopsys, Inc.(c)	9,657	3,997,998
		33,974,592
Materials-2.27%
International Paper Co.	102,516	4,464,572
Real Estate-4.42%
Iron Mountain, Inc.	43,028	4,661,223
Lamar Advertising Co., Class A(b)	29,289	4,034,267
		8,695,490
Total Common Stocks & Other Equity Interests (Cost $169,828,765)		196,418,253
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $196,525)	196,525	196,525
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $170,025,290)		196,614,778
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.08%
Invesco Private Government Fund, 3.64%(d)(e)(f)	2,233,770	2,233,770
Invesco Private Prime Fund, 3.81%(d)(e)(f)	5,782,871	5,784,606
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,018,376)		8,018,376
TOTAL INVESTMENTS IN SECURITIES-103.98% (Cost $178,043,666)		204,633,154
OTHER ASSETS LESS LIABILITIES-(3.98)%		(7,828,840)
NET ASSETS-100.00%		$196,804,314
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Bloomberg Pricing Power ETF (POWA)—(continued)
February 28, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$152,543	$2,400,999	$(2,357,017)	$-	$-	$196,525	$1,828
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,820	65,762,348	(63,537,398)	-	-	2,233,770	61,567 *
Invesco Private Prime Fund	7,993,424	122,180,109	(124,388,539)	(158)	(230)	5,784,606	165,148 *
Total	$8,154,787	$190,343,456	$(190,282,954)	$(158)	$(230)	$8,214,901	$228,543

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco RAFITM Strategic US ETF (IUS)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Communication Services-14.13%
Alphabet, Inc., Class A	152,734	$47,616,352
AT&T, Inc.	238,400	6,677,584
Charter Communications, Inc., Class A(b)	3,199	750,581
Comcast Corp., Class A	175,349	5,428,805
EchoStar Corp., Class A(b)(c)	21,622	2,497,990
Electronic Arts, Inc.	3,463	694,574
Fox Corp., Class A(c)	10,736	604,866
GCI Liberty, Inc., Class C(b)(c)	349	13,733
Liberty Broadband Corp., Class C(b)	1,742	95,131
Liberty Global Ltd., Class A (Belgium)(b)(c)	68,138	868,078
Liberty Media Corp.-Liberty Formula One(b)	1,933	177,043
Live Nation Entertainment, Inc.(b)	1,503	243,696
Lumen Technologies, Inc.(b)	89,577	636,892
Match Group, Inc.	6,373	201,387
Meta Platforms, Inc., Class A	23,994	15,552,431
Netflix, Inc.(b)	17,876	1,720,386
News Corp., Class A	11,814	286,962
Nexstar Media Group, Inc., Class A	1,319	331,095
Omnicom Group, Inc.	5,400	460,566
Paramount Skydance Corp.(c)	58,592	791,578
Pinterest, Inc., Class A(b)	7,561	129,520
Sirius XM Holdings, Inc.(c)	10,862	238,530
TEGNA, Inc.	10,313	216,057
Telephone and Data Systems, Inc.	5,624	251,674
T-Mobile US, Inc.	8,207	1,781,658
Trade Desk, Inc. (The), Class A(b)	2,213	52,714
Verizon Communications, Inc.	152,434	7,643,041
Versant Media Group, Inc.(b)	7,006	233,440
Walt Disney Co. (The)	35,338	3,747,242
Warner Bros. Discovery, Inc.(b)	147,177	4,145,976
		104,089,582
Consumer Discretionary-10.83%
Adient PLC(b)	14,724	358,088
Airbnb, Inc., Class A(b)	6,880	929,557
Amazon.com, Inc.(b)	75,093	15,769,530
Aptiv PLC(b)	12,435	914,470
Aramark	7,141	298,851
Asbury Automotive Group, Inc.(b)(c)	1,131	241,785
Autoliv, Inc. (Sweden)(c)	2,786	330,197
AutoNation, Inc.(b)	1,490	290,788
AutoZone, Inc.(b)	173	649,715
Bath & Body Works, Inc.	5,059	115,143
Best Buy Co., Inc.	9,145	566,716
Booking Holdings, Inc.	333	1,411,704
BorgWarner, Inc.	11,470	660,328
Burlington Stores, Inc.(b)	793	243,348
Caesars Entertainment, Inc.(b)(c)	8,735	218,812
CarMax, Inc.(b)(c)	6,631	286,260
Carnival Corp.	29,652	935,521
Carvana Co.(b)(c)	581	194,147
Chewy, Inc., Class A(b)	4,838	132,658
Chipotle Mexican Grill, Inc.(b)	7,713	287,078
Coupang, Inc. (South Korea)(b)	13,259	252,982
Crocs, Inc.(b)	1,472	133,525
D.R. Horton, Inc.	8,808	1,412,715
Darden Restaurants, Inc.(c)	1,819	388,993
	Shares	Value
Consumer Discretionary-(continued)
Deckers Outdoor Corp.(b)	1,598	$187,397
Dick’s Sporting Goods, Inc.(c)	1,944	395,857
DoorDash, Inc., Class A(b)	1,606	283,411
eBay, Inc.	10,201	926,863
Expedia Group, Inc.	3,473	749,091
Flutter Entertainment PLC (Ireland)(b)(c)	1,340	142,228
Ford Motor Co.	363,150	5,116,784
Gap, Inc. (The)	7,835	219,693
Garmin Ltd.	1,450	366,604
General Motors Co.	110,495	8,697,061
Genuine Parts Co.	3,681	438,996
Goodyear Tire & Rubber Co. (The)(b)	26,807	221,158
Group 1 Automotive, Inc.	608	198,050
Harley-Davidson, Inc.	9,471	170,478
Hilton Worldwide Holdings, Inc.	2,144	668,456
Home Depot, Inc. (The)	11,241	4,279,674
Hyatt Hotels Corp., Class A(c)	2,134	344,641
KB Home(c)	3,734	237,408
Kohl’s Corp.(c)	35,189	576,044
Las Vegas Sands Corp.	15,153	859,478
Lear Corp.	4,705	617,531
Lennar Corp., Class A	11,548	1,320,629
Lithia Motors, Inc., Class A	1,491	416,854
LKQ Corp.(c)	8,922	295,407
Lowe’s Cos., Inc.	8,473	2,241,702
lululemon athletica, Inc.(b)	1,366	252,942
Macy’s, Inc.	32,403	640,931
Marriott International, Inc., Class A	3,099	1,059,021
Mattel, Inc.(b)	9,624	163,127
McDonald’s Corp.	5,530	1,886,062
MercadoLibre, Inc. (Brazil)(b)	278	488,607
MGM Resorts International(b)	13,468	496,431
Mohawk Industries, Inc.(b)(c)	2,393	299,771
Murphy USA, Inc.	603	235,616
Newell Brands, Inc.	32,202	146,519
NIKE, Inc., Class B	30,350	1,887,163
Norwegian Cruise Line Holdings Ltd.(b)	12,399	307,371
NVR, Inc.(b)	63	473,621
O’Reilly Automotive, Inc.(b)	6,590	618,669
Pool Corp.	539	122,450
PulteGroup, Inc.	5,846	802,071
PVH Corp.	3,402	233,377
Ralph Lauren Corp.	947	343,382
Ross Stores, Inc.	4,092	841,479
Royal Caribbean Cruises Ltd.	2,140	665,454
Service Corp. International	2,429	204,473
Signet Jewelers Ltd.(c)	3,431	330,028
Starbucks Corp.	12,406	1,216,036
Tapestry, Inc.	3,969	617,060
Taylor Morrison Home Corp., Class A(b)	3,470	228,638
Tesla, Inc.(b)	7,277	2,929,065
Thor Industries, Inc.(c)	2,554	245,516
TJX Cos., Inc. (The)	11,784	1,905,001
Toll Brothers, Inc.	3,539	556,472
TopBuild Corp.(b)(c)	746	334,432
Tractor Supply Co.	7,446	386,001
Ulta Beauty, Inc.(b)	872	597,137
V.F. Corp.	12,356	239,954
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco RAFITM Strategic US ETF (IUS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Whirlpool Corp.(c)	3,807	$260,513
Williams-Sonoma, Inc.	1,706	350,839
Wynn Resorts Ltd.	1,736	187,818
Yum! Brands, Inc.	1,207	202,969
		79,750,422
Consumer Staples-8.03%
Albertson’s Cos., Inc., Class A(c)	33,738	603,910
Altria Group, Inc.	32,235	2,225,504
Andersons, Inc. (The)	4,634	302,554
Archer-Daniels-Midland Co.	39,183	2,705,194
BJ’s Wholesale Club Holdings, Inc.(b)	2,604	257,249
Brown-Forman Corp., Class B	5,775	166,666
Bunge Global S.A.	12,007	1,448,645
Campbell’s Co. (The)	5,689	153,319
Casey’s General Stores, Inc.	603	413,411
Church & Dwight Co., Inc.	2,636	276,411
Clorox Co. (The)	1,578	200,658
Coca-Cola Co. (The)	35,576	2,901,579
Colgate-Palmolive Co.	9,457	937,567
Conagra Brands, Inc.	20,475	394,144
Constellation Brands, Inc., Class A	2,729	430,800
Costco Wholesale Corp.	4,526	4,574,836
Darling Ingredients, Inc.(b)	5,493	292,008
Dollar General Corp.	8,259	1,290,386
Dollar Tree, Inc.(b)	6,699	847,290
Estee Lauder Cos., Inc. (The), Class A	7,323	801,649
General Mills, Inc.	16,869	762,985
Hershey Co. (The)	3,192	754,206
Hormel Foods Corp.	12,942	331,315
Ingredion, Inc.	1,729	203,088
J.M. Smucker Co. (The)	3,175	368,141
Kenvue, Inc.	27,186	519,796
Keurig Dr Pepper, Inc.	25,166	762,026
Kimberly-Clark Corp.	5,142	573,024
Kraft Heinz Co. (The)	60,334	1,484,820
Kroger Co. (The)	32,949	2,248,440
Lamb Weston Holdings, Inc.	3,519	169,581
Maplebear, Inc.(b)	5,010	187,925
McCormick & Co., Inc.	3,718	264,127
Molson Coors Beverage Co., Class B(c)	9,873	483,678
Mondelez International, Inc., Class A	25,762	1,586,424
Monster Beverage Corp.(b)	7,848	669,434
PepsiCo, Inc.	22,895	3,886,197
Performance Food Group Co.(b)(c)	8,013	777,742
Philip Morris International, Inc.	11,386	2,127,246
Post Holdings, Inc.(b)(c)	2,037	216,533
Procter & Gamble Co. (The)	29,210	4,883,912
Sysco Corp.	17,284	1,575,609
Target Corp.	21,263	2,419,517
Tyson Foods, Inc., Class A	18,606	1,209,204
United Natural Foods, Inc.(b)	10,932	417,712
US Foods Holding Corp.(b)	7,642	738,294
Walmart, Inc.	64,775	8,287,961
		59,132,717
Energy-10.27%
Antero Resources Corp.(b)	5,195	191,228
APA Corp.	25,860	785,368
Baker Hughes Co., Class A	24,112	1,573,549
Cheniere Energy, Inc.	3,912	922,176
	Shares	Value
Energy-(continued)
Chevron Corp.	69,674	$13,012,246
Chord Energy Corp.	4,157	450,494
ConocoPhillips	42,355	4,805,598
Coterra Energy, Inc.	23,396	715,684
Delek US Holdings, Inc.	9,135	348,135
Devon Energy Corp.	24,853	1,081,851
Diamondback Energy, Inc.	5,377	936,028
EOG Resources, Inc.	18,177	2,255,402
Expand Energy Corp.	3,361	362,719
Exxon Mobil Corp.	138,694	21,150,835
Halliburton Co.	38,817	1,397,412
HF Sinclair Corp.	17,410	870,674
Kinder Morgan, Inc.	42,919	1,427,915
Marathon Petroleum Corp.	22,341	4,428,210
Matador Resources Co.	5,609	288,303
Murphy Oil Corp.(c)	12,707	421,237
Northern Oil and Gas, Inc.(c)	6,002	165,595
NOV, Inc.	21,745	440,554
Occidental Petroleum Corp.	39,148	2,077,976
ONEOK, Inc.	12,496	1,034,294
Ovintiv, Inc.	16,691	844,398
Patterson-UTI Energy, Inc.	36,600	311,466
PBF Energy, Inc., Class A	16,840	599,504
Peabody Energy Corp.	12,000	378,480
Permian Resources Corp.	24,675	451,306
Phillips 66	23,020	3,552,676
SLB Ltd.	42,834	2,199,097
SM Energy Co.	9,288	214,831
Targa Resources Corp.	3,442	811,624
TechnipFMC PLC (United Kingdom)	8,599	570,200
Valero Energy Corp.	20,156	4,124,724
World Kinect Corp.(c)	16,800	419,160
		75,620,949
Financials-7.51%
Affiliated Managers Group, Inc.	1,171	358,537
Allstate Corp. (The)	7,340	1,574,577
American Express Co.	9,567	2,955,246
American Financial Group, Inc.	2,233	296,944
Aon PLC, Class A	1,824	611,897
Arch Capital Group Ltd.(b)	10,318	1,033,348
Assurant, Inc.	1,682	386,170
Berkshire Hathaway, Inc., Class B(b)	33,020	16,673,449
Blackstone, Inc., Class A	7,504	850,729
Block, Inc., Class A(b)	12,163	774,783
Brown & Brown, Inc.(c)	1,795	128,917
Cboe Global Markets, Inc.	1,179	353,370
Chubb Ltd.	9,944	3,389,512
Cincinnati Financial Corp.	3,601	590,492
Corpay, Inc.(b)	1,032	335,503
Everest Group Ltd.	1,693	567,985
Fidelity National Information Services, Inc.	13,369	681,284
First American Financial Corp.	3,385	237,322
Fiserv, Inc.(b)	10,306	641,961
Franklin Resources, Inc.	11,280	299,371
Hartford Insurance Group, Inc. (The)	8,493	1,196,069
Invesco Ltd.(d)	26,156	686,857
Janus Henderson Group PLC	5,091	265,241
LPL Financial Holdings, Inc.	662	198,852
Markel Group, Inc.(b)	341	706,712
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco RAFITM Strategic US ETF (IUS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
Marsh & McLennan Cos., Inc.	4,538	$847,426
Mastercard, Inc., Class A	4,751	2,457,265
Moody’s Corp.	1,038	495,739
MSCI, Inc.	417	238,453
Nasdaq, Inc.	3,930	344,189
NU Holdings Ltd., Class A (Brazil)(b)	26,041	390,094
Old Republic International Corp.(c)	10,151	435,173
OneMain Holdings, Inc.	6,720	369,734
PayPal Holdings, Inc.	24,949	1,152,893
Progressive Corp. (The)	7,795	1,665,480
RenaissanceRe Holdings Ltd. (Bermuda)	2,144	648,474
S&P Global, Inc.	2,974	1,314,151
Selective Insurance Group, Inc.	1,896	159,340
StoneX Group, Inc.(b)	8,972	1,143,930
T. Rowe Price Group, Inc.(c)	5,198	491,887
TPG, Inc.(c)	3,549	154,098
Tradeweb Markets, Inc., Class A	1,255	154,685
Travelers Cos., Inc. (The)	6,063	1,871,284
Visa, Inc., Class A	13,341	4,270,988
W.R. Berkley Corp.	6,369	456,657
Willis Towers Watson PLC	1,556	474,845
		55,331,913
Health Care-14.00%
Abbott Laboratories	16,161	1,880,332
AbbVie, Inc.	18,596	4,315,760
Agilent Technologies, Inc.	3,836	465,614
Align Technology, Inc.(b)	978	185,918
Amgen, Inc.	5,900	2,290,144
Avantor, Inc.(b)(c)	15,493	140,212
Baxter International, Inc.	11,510	234,459
Becton, Dickinson and Co.	6,086	1,074,057
Biogen, Inc.(b)	3,984	764,211
Bio-Rad Laboratories, Inc., Class A(b)(c)	744	207,159
Boston Scientific Corp.(b)	6,599	507,133
Bristol-Myers Squibb Co.	51,592	3,217,793
Cardinal Health, Inc.	15,477	3,547,793
Cencora, Inc.	10,607	3,947,289
Centene Corp.(b)	38,301	1,718,949
Charles River Laboratories International, Inc.(b)	1,171	209,012
Cigna Group (The)	13,650	3,956,043
Cooper Cos., Inc. (The)(b)	2,589	216,622
CVS Health Corp.	96,870	7,739,913
Danaher Corp.	9,841	2,072,908
DaVita, Inc.(b)	2,713	424,042
Dexcom, Inc.(b)	2,639	193,782
Edwards Lifesciences Corp.(b)	4,513	390,239
Elanco Animal Health, Inc.(b)(c)	13,737	362,657
Elevance Health, Inc.	7,709	2,466,880
Eli Lilly and Co.	2,080	2,188,139
GE HealthCare Technologies, Inc.	6,313	531,996
Gilead Sciences, Inc.	17,828	2,655,481
HCA Healthcare, Inc.	3,768	1,995,910
Henry Schein, Inc.(b)	3,310	272,711
Hologic, Inc.(b)	5,345	402,799
Humana, Inc.	6,370	1,213,740
IDEXX Laboratories, Inc.(b)	389	255,468
Illumina, Inc.(b)	1,994	268,113
Incyte Corp.(b)	5,056	512,021
	Shares	Value
Health Care-(continued)
Intuitive Surgical, Inc.(b)	869	$437,550
IQVIA Holdings, Inc.(b)	3,779	675,723
Jazz Pharmaceuticals PLC(b)	2,029	385,551
Johnson & Johnson	35,739	8,878,640
Labcorp Holdings, Inc.	1,805	521,862
McKesson Corp.	5,383	5,315,013
Medtronic PLC	28,835	2,816,026
Merck & Co., Inc.	48,253	5,974,686
Mettler-Toledo International, Inc.(b)	175	239,171
Molina Healthcare, Inc.(b)	1,706	262,809
Pfizer, Inc.	173,908	4,808,556
Quest Diagnostics, Inc.	2,020	428,058
Regeneron Pharmaceuticals, Inc.	2,096	1,638,380
ResMed, Inc.	1,104	282,911
STERIS PLC	1,060	267,491
Stryker Corp.	2,265	877,597
Teleflex, Inc.	1,386	169,175
Tenet Healthcare Corp.(b)	2,970	710,988
Thermo Fisher Scientific, Inc.	5,407	2,817,642
United Therapeutics Corp.(b)	958	482,736
UnitedHealth Group, Inc.	28,517	8,363,181
Universal Health Services, Inc., Class B	2,181	449,504
Veeva Systems, Inc., Class A(b)	727	132,321
Vertex Pharmaceuticals, Inc.(b)	1,226	609,114
Viatris, Inc.	79,998	1,194,370
Waters Corp.(b)	822	262,530
West Pharmaceutical Services, Inc.	913	232,212
Zimmer Biomet Holdings, Inc.	5,224	514,251
Zoetis, Inc.	3,914	513,125
		103,086,472
Industrials-10.57%
3M Co.	6,345	1,048,955
A.O. Smith Corp.	2,423	188,994
AECOM	2,855	279,733
AGCO Corp.	2,300	313,950
AMETEK, Inc.	2,069	494,946
API Group Corp.(b)	6,183	274,896
Automatic Data Processing, Inc.	3,096	663,659
Avis Budget Group, Inc.(b)(c)	3,730	363,339
Boise Cascade Co.	2,029	167,879
Booz Allen Hamilton Holding Corp.	2,078	163,809
Broadridge Financial Solutions, Inc.	1,055	196,093
Builders FirstSource, Inc.(b)	4,387	457,520
C.H. Robinson Worldwide, Inc.	2,618	484,984
CACI International, Inc., Class A(b)(c)	376	229,424
Carlisle Cos., Inc.(c)	875	345,424
Carrier Global Corp.	8,921	574,512
Caterpillar, Inc.	8,864	6,584,445
Cintas Corp.	1,832	368,470
CNH Industrial N.V.	20,223	248,743
Copart, Inc.(b)	3,861	147,065
Core & Main, Inc., Class A(b)	4,667	252,765
CSX Corp.	35,005	1,494,363
Cummins, Inc.	2,186	1,276,340
Deere & Co.	3,888	2,448,312
Delta Air Lines, Inc.	6,388	419,692
Dover Corp.	1,705	384,478
Eaton Corp. PLC	3,616	1,359,327
EMCOR Group, Inc.	668	484,046
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco RAFITM Strategic US ETF (IUS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Emerson Electric Co.	7,604	$1,146,303
Equifax, Inc.	860	179,706
Expeditors International of Washington, Inc.	2,717	394,047
Fastenal Co.	8,009	368,734
FedEx Corp.	9,156	3,543,372
Ferguson Enterprises, Inc.	3,616	942,908
Fluor Corp.(b)	6,232	325,996
Fortive Corp.	5,637	333,710
Fortune Brands Innovations, Inc.	3,110	168,997
General Dynamics Corp.	4,665	1,665,638
General Electric Co.	8,280	2,833,913
GXO Logistics, Inc.(b)(c)	4,556	286,253
Hertz Global Holdings, Inc.(b)(c)	56,026	254,358
Honeywell International, Inc.	7,972	1,941,899
Howmet Aerospace, Inc.	1,763	462,840
Hubbell, Inc.	514	262,978
Huntington Ingalls Industries, Inc.	1,127	500,974
Illinois Tool Works, Inc.	3,201	930,307
Ingersoll Rand, Inc.	4,314	406,120
J.B. Hunt Transport Services, Inc.	1,908	445,346
Jacobs Solutions, Inc.	2,619	361,055
Johnson Controls International PLC	9,316	1,344,299
Knight-Swift Transportation Holdings, Inc.	5,406	340,146
L3Harris Technologies, Inc.	3,576	1,303,595
Leidos Holdings, Inc.	2,277	398,703
Lockheed Martin Corp.	4,934	3,246,967
ManpowerGroup, Inc.(c)	5,893	164,827
Masco Corp.	3,869	277,098
MasTec, Inc.(b)	1,162	346,299
Norfolk Southern Corp.	2,896	911,487
Northrop Grumman Corp.	2,784	2,016,674
Old Dominion Freight Line, Inc.	1,830	371,582
Oshkosh Corp.	2,017	342,930
Otis Worldwide Corp.	3,508	324,700
Owens Corning	2,756	336,425
PACCAR, Inc.	12,046	1,518,880
Parker-Hannifin Corp.	1,138	1,148,447
Paychex, Inc.	2,404	225,135
Pentair PLC	1,682	166,838
Quanta Services, Inc.	1,416	797,321
Regal Rexnord Corp.	1,560	344,729
Republic Services, Inc.	1,894	433,726
Rockwell Automation, Inc.	1,128	459,604
RTX Corp.	26,923	5,455,138
Ryder System, Inc.	2,350	520,666
Science Applications International Corp.	1,599	147,524
Snap-on, Inc.	871	335,527
SS&C Technologies Holdings, Inc.	3,857	290,394
Stanley Black & Decker, Inc.	5,681	491,350
Textron, Inc.	5,892	581,246
Trane Technologies PLC	1,690	781,321
TransDigm Group, Inc.	360	469,004
TransUnion	1,850	145,318
Uber Technologies, Inc.(b)	12,217	921,406
UFP Industries, Inc.	1,864	191,824
Union Pacific Corp.	7,000	1,854,860
United Airlines Holdings, Inc.(b)	4,005	425,732
United Parcel Service, Inc., Class B	25,520	2,959,299
United Rentals, Inc.	1,128	947,520
Verisk Analytics, Inc.	772	160,244
	Shares	Value
Industrials-(continued)
Vertiv Holdings Co., Class A	2,313	$589,561
W.W. Grainger, Inc.	470	538,023
Wabtec Corp.	2,423	639,551
Waste Connections, Inc.	2,089	359,580
Waste Management, Inc.	3,930	946,501
Watsco, Inc.(c)	427	178,200
WESCO International, Inc.	2,371	686,404
Xylem, Inc.	2,883	373,521
ZIM Integrated Shipping Services Ltd. (Israel)(c)	19,218	554,055
		77,835,798
Information Technology-19.13%
Accenture PLC, Class A	8,319	1,736,342
Adobe, Inc.(b)	4,754	1,247,497
Advanced Micro Devices, Inc.(b)	12,939	2,590,517
Akamai Technologies, Inc.(b)	3,794	373,292
Amdocs Ltd.	2,687	187,553
Amkor Technology, Inc.	10,344	494,650
Amphenol Corp., Class A	7,066	1,032,060
Apple, Inc.	123,817	32,709,975
Applied Materials, Inc.	10,378	3,863,729
AppLovin Corp., Class A(b)	814	353,903
Arista Networks, Inc.(b)	4,003	534,401
Arrow Electronics, Inc.(b)	3,983	606,053
Autodesk, Inc.(b)	976	239,969
Avnet, Inc.	7,648	503,544
Broadcom, Inc.	22,739	7,266,247
Cadence Design Systems, Inc.(b)	897	270,356
CDW Corp.	2,277	279,251
Cisco Systems, Inc.	59,185	4,702,840
Cognizant Technology Solutions Corp., Class A	8,717	561,636
Coherent Corp.(b)	2,241	580,262
Corning, Inc.	11,368	1,709,520
Dell Technologies, Inc., Class C	14,259	2,111,473
DocuSign, Inc.(b)	2,209	99,560
Dropbox, Inc., Class A(b)(c)	7,030	175,680
DXC Technology Co.(b)	20,879	262,867
EPAM Systems, Inc.(b)	1,002	141,282
F5, Inc.(b)	666	180,726
First Solar, Inc.(b)	1,158	228,358
Flex Ltd.(b)	14,441	910,072
Fortinet, Inc.(b)	2,515	198,760
Gartner, Inc.(b)	556	87,403
Gen Digital, Inc.	9,710	219,155
GoDaddy, Inc., Class A(b)	1,345	117,230
Hewlett Packard Enterprise Co.	59,790	1,283,691
HP, Inc.	34,983	664,327
Insight Enterprises, Inc.(b)	1,253	104,701
Intel Corp.(b)	147,584	6,731,306
International Business Machines Corp.	10,240	2,459,750
Intuit, Inc.	1,933	790,655
Jabil, Inc.	3,975	1,053,335
Keysight Technologies, Inc.(b)	1,680	516,314
KLA Corp.	923	1,407,160
Kyndryl Holdings, Inc.(b)	5,250	64,733
Lam Research Corp.	12,859	3,007,592
Marvell Technology, Inc.	8,209	670,593
Microchip Technology, Inc.	7,659	571,668
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco RAFITM Strategic US ETF (IUS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
Micron Technology, Inc.	16,317	$6,728,641
Microsoft Corp.	42,987	16,882,714
Motorola Solutions, Inc.	978	471,650
NetApp, Inc.	3,661	362,549
NVIDIA Corp.	71,392	12,649,948
Okta, Inc.(b)	1,425	103,313
ON Semiconductor Corp.(b)	9,468	629,433
Oracle Corp.	10,294	1,496,748
Palo Alto Networks, Inc.(b)	2,244	334,176
Qnity Electronics, Inc.	5,892	746,870
Qorvo, Inc.(b)	2,473	205,012
QUALCOMM, Inc.	17,784	2,531,730
Ralliant Corp.	1,878	86,181
Roper Technologies, Inc.	909	317,905
Salesforce, Inc.	11,199	2,181,453
Seagate Technology Holdings PLC	1,676	683,540
ServiceNow, Inc.(b)	3,284	354,705
Skyworks Solutions, Inc.	4,498	267,991
Snowflake, Inc., Class A(b)	2,118	356,692
Synopsys, Inc.(b)	641	265,374
TD SYNNEX Corp.	6,100	956,541
TE Connectivity PLC (Switzerland)	5,439	1,251,786
Teledyne Technologies, Inc.(b)	610	415,471
Texas Instruments, Inc.	7,974	1,691,365
Trimble, Inc.(b)	2,594	173,461
Twilio, Inc., Class A(b)	3,688	446,100
VeriSign, Inc.	635	144,742
Western Digital Corp.	5,850	1,636,245
Workday, Inc., Class A(b)	1,870	250,131
Zoom Communications, Inc., Class A(b)	4,682	346,187
		140,870,642
Materials-3.69%
Air Products and Chemicals, Inc.	2,827	779,319
Albemarle Corp.	4,932	881,200
Alcoa Corp.	7,607	472,243
Amcor PLC(c)	8,005	387,682
Avery Dennison Corp.	1,291	253,488
Ball Corp.	7,617	511,329
Celanese Corp.	6,292	314,222
CF Industries Holdings, Inc.	5,604	557,822
Cleveland-Cliffs, Inc.(b)(c)	59,514	634,419
Commercial Metals Co.	4,933	361,589
Corteva, Inc.	12,979	1,039,878
Crown Holdings, Inc.	2,825	323,745
Dow, Inc.	42,134	1,294,778
DuPont de Nemours, Inc.	11,785	589,721
Eastman Chemical Co.	4,083	308,307
Ecolab, Inc.	2,217	683,612
FMC Corp.(c)	4,395	64,782
Freeport-McMoRan, Inc.	28,307	1,927,141
Graphic Packaging Holding Co.(c)	9,659	118,130
International Flavors & Fragrances, Inc.	6,478	532,686
International Paper Co.	10,267	447,128
Linde PLC	5,266	2,675,549
LyondellBasell Industries N.V., Class A	14,294	822,191
Martin Marietta Materials, Inc.	673	455,332
Mosaic Co. (The)	13,898	386,920
Newmont Corp.	23,830	3,097,900
Nucor Corp.	11,053	1,955,055
	Shares	Value
Materials-(continued)
Olin Corp.	9,706	$246,241
Packaging Corp. of America	1,452	337,067
PPG Industries, Inc.	4,844	597,120
Reliance, Inc.	1,667	526,172
RPM International, Inc.	1,854	211,578
Sherwin-Williams Co. (The)	2,185	792,259
Solstice Advanced Materials, Inc.	1,982	155,607
Sonoco Products Co.	3,665	206,963
Steel Dynamics, Inc.	4,620	892,261
Ternium S.A., ADR (Mexico)(c)	21,955	954,384
Vulcan Materials Co.	1,260	390,600
		27,186,420
Real Estate-0.48%
CBRE Group, Inc., Class A(b)	4,507	665,504
CoStar Group, Inc.(b)	2,291	102,247
Equinix, Inc.	671	653,728
Host Hotels & Resorts, Inc.	17,956	351,758
Iron Mountain, Inc.	2,792	302,457
Jones Lang LaSalle, Inc.(b)	1,438	453,761
Public Storage	1,912	587,099
SBA Communications Corp., Class A	942	189,493
Weyerhaeuser Co.	10,874	266,739
		3,572,786
Utilities-1.15%
AES Corp. (The)	32,514	561,842
CMS Energy Corp.	5,710	445,780
Consolidated Edison, Inc.	8,139	915,800
Constellation Energy Corp.	1,161	382,991
DTE Energy Co.	4,579	678,791
Exelon Corp.	27,254	1,348,255
FirstEnergy Corp.	14,448	739,160
National Fuel Gas Co.	2,051	186,702
NRG Energy, Inc.	4,048	724,430
OGE Energy Corp.(c)	4,679	229,926
PPL Corp.	15,454	602,397
Southwest Gas Holdings, Inc.	2,775	244,672
Talen Energy Corp.(b)	876	324,970
UGI Corp.	7,595	284,129
Vistra Corp.	4,517	785,461
		8,455,306
Total Common Stocks & Other Equity Interests (Cost $595,739,256)		734,933,007
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $647,414)	647,414	647,414
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $596,386,670)		735,580,421
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.11%
Invesco Private Government Fund, 3.64%(d)(e)(f)	4,342,951	4,342,951
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco RAFITM Strategic US ETF (IUS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.81%(d)(e)(f)	11,245,535	$11,248,909
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,591,860)		15,591,860
TOTAL INVESTMENTS IN SECURITIES-101.99% (Cost $611,978,530)		751,172,281
OTHER ASSETS LESS LIABILITIES-(1.99)%		(14,686,690)
NET ASSETS-100.00%		$736,485,591

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Invesco Ltd.	$571,044	$19,019	$(17,404)	$107,197	$7,001	$686,857	$11,042
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	287,957	7,824,259	(7,464,802)	-	-	647,414	10,378
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,596,480	16,605,299	(16,858,828)	-	-	4,342,951	77,306 *
Invesco Private Prime Fund	12,115,901	36,868,853	(37,735,575)	(816)	546	11,248,909	208,065 *
Total	$17,571,382	$61,317,430	$(62,076,609)	$106,381	$7,547	$16,926,131	$306,791

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statements of Assets and Liabilities
February 28, 2026
(Unaudited)

	Invesco Bloomberg Pricing Power ETF (POWA)	Invesco RAFITM Strategic US ETF (IUS)
Assets:
Unaffiliated investments in securities, at value(a)	$196,418,253	$734,246,150
Affiliated investments in securities, at value	8,214,901	16,926,131
Receivable for:
Dividends	249,331	1,011,114
Securities lending	476	2,245
Foreign tax reclaims	-	1,691
Total assets	204,882,961	752,187,331
Liabilities:
Payable for:
Collateral upon return of securities loaned	8,018,376	15,591,860
Fund shares repurchased	-	2,979
Accrued unitary management fees	60,271	106,901
Total liabilities	8,078,647	15,701,740
Net Assets	$196,804,314	$736,485,591
Net assets consist of:
Shares of beneficial interest	$244,548,776	$614,815,890
Distributable earnings (loss)	(47,744,462)	121,669,701
Net Assets	$196,804,314	$736,485,591
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,110,000	12,150,001
Net asset value	$93.27	$60.62
Market price	$93.24	$60.61
Unaffiliated investments in securities, at cost	$169,828,765	$595,342,332
Affiliated investments in securities, at cost	$8,214,901	$16,636,198
(a)Includes securities on loan with an aggregate value of:	$7,990,621	$15,342,889
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statements of Operations
For the six months ended February 28, 2026
(Unaudited)

	Invesco Bloomberg Pricing Power ETF (POWA)	Invesco RAFITM Strategic US ETF (IUS)
Investment income:
Unaffiliated dividend income	$1,357,106	$5,692,882
Affiliated dividend income	1,828	21,420
Securities lending income, net	9,213	23,026
Foreign withholding tax	-	(2,013)
Total investment income	1,368,147	5,735,315
Expenses:
Unitary management fees	380,973	653,494
Less: Waivers	(48)	(270)
Net expenses	380,925	653,224
Net investment income	987,222	5,082,091
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,118,627)	(770,912)
Affiliated investment securities	(230)	546
Unaffiliated in-kind redemptions	6,916,646	5,490,602
Affiliated in-kind redemptions	-	7,001
Net realized gain	5,797,789	4,727,237
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	2,369,585	75,908,470
Affiliated investment securities	(158)	106,381
Change in net unrealized appreciation	2,369,427	76,014,851
Net realized and unrealized gain	8,167,216	80,742,088
Net increase in net assets resulting from operations	$9,154,438	$85,824,179
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Bloomberg Pricing Power ETF (POWA)		Invesco RAFITM Strategic US ETF (IUS)
	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Operations:
Net investment income	$987,222	$1,675,596	$5,082,091	$10,127,434
Net realized gain	5,797,789	14,662,593	4,727,237	32,884,056
Change in net unrealized appreciation (depreciation)	2,369,427	(292,200)	76,014,851	19,515,088
Net increase in net assets resulting from operations	9,154,438	16,045,989	85,824,179	62,526,578
Distributions to Shareholders from:
Distributable earnings	(1,774,857)	(1,465,470)	(5,150,734)	(10,051,037)
Shareholder Transactions:
Proceeds from shares sold	30,131,301	80,760,009	17,163,859	192,396,921
Value of shares repurchased	(30,182,693)	(101,292,509)	(18,457,736)	(152,152,947)
Net increase (decrease) in net assets resulting from share transactions	(51,392)	(20,532,500)	(1,293,877)	40,243,974
Net increase (decrease) in net assets	7,328,189	(5,951,981)	79,379,568	92,719,515
Net assets:
Beginning of period	189,476,125	195,428,106	657,106,023	564,386,508
End of period	$196,804,314	$189,476,125	$736,485,591	$657,106,023
Changes in Shares Outstanding:
Shares sold	330,000	960,000	300,000	3,825,000
Shares repurchased	(330,000)	(1,200,000)	(325,000)	(3,025,000)
Shares outstanding, beginning of period	2,110,000	2,350,000	12,175,001	11,375,001
Shares outstanding, end of period	2,110,000	2,110,000	12,150,001	12,175,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Financial Highlights
Invesco Bloomberg Pricing Power ETF (POWA)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$89.80	$83.16	$68.77	$65.62	$69.50	$56.99
Net investment income(a)	0.47	0.74	0.67	1.03	0.92	0.64
Net realized and unrealized gain (loss) on investments	3.85	6.54	14.88	3.10	(4.02)	12.66
Total from investment operations	4.32	7.28	15.55	4.13	(3.10)	13.30
Distributions to shareholders from:
Net investment income	(0.85)	(0.64)	(1.16)	(0.98)	(0.78)	(0.79)
Net asset value at end of period	$93.27	$89.80	$83.16	$68.77	$65.62	$69.50
Market price at end of period(b)	$93.24	$89.78	$83.16	$68.79	$65.68	$69.47
Net Asset Value Total Return(c)	4.83%	8.82%	22.90%	6.36%	(4.54)%	23.61%
Market Price Total Return(c)	4.81%	8.80%	22.85%	6.29%	(4.40)%	23.36%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$196,804	$189,476	$195,428	$217,317	$265,114	$300,920
Ratio to average net assets of:
Expenses	0.40%(d)	0.38%	0.43%	0.53%	0.54%	0.55%
Net investment income	1.04%(d)	0.88%	0.92%	1.54%	1.35%	1.05%
Portfolio turnover rate(e)	44%	91%	96%	195%	134%	121%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended August 31, 2023, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Financial Highlights—(continued)
Invesco RAFITM Strategic US ETF (IUS)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$53.97	$49.62	$41.34	$36.75	$38.50	$28.08
Net investment income(a)	0.42	0.83	0.79	0.69	0.64	0.56
Net realized and unrealized gain (loss) on investments	6.65	4.34	8.24	4.55	(1.72)	10.40
Total from investment operations	7.07	5.17	9.03	5.24	(1.08)	10.96
Distributions to shareholders from:
Net investment income	(0.42)	(0.82)	(0.75)	(0.65)	(0.67)	(0.54)
Net asset value at end of period	$60.62	$53.97	$49.62	$41.34	$36.75	$38.50
Market price at end of period(b)	$60.61	$53.98	$49.62	$41.34	$36.79	$38.52
Net Asset Value Total Return(c)	13.17%	10.57%	22.08%	14.46%	(2.84)%	39.47%
Market Price Total Return(c)	13.13%	10.59%	22.08%	14.34%	(2.78)%	39.25%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$736,486	$657,106	$564,387	$222,220	$151,601	$180,010
Ratio to average net assets of:
Expenses	0.19%(d)	0.19%	0.19%	0.19%	0.19%	0.19%
Net investment income	1.48%(d)	1.64%	1.74%	1.81%	1.65%	1.69%
Portfolio turnover rate(e)	1%	11%	14%	13%	10%	15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Notes to Financial Statements
Invesco Exchange-Traded Self-Indexed Fund Trust
February 28, 2026
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Bloomberg Pricing Power ETF (POWA)	"Bloomberg Pricing Power ETF"
Invesco RAFITM Strategic US ETF (IUS)	"RAFITM Strategic US ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Bloomberg Pricing Power ETF’s Shares are listed and traded on the NYSE Arca, Inc. RAFITM Strategic US ETF’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Bloomberg Pricing Power ETF	Bloomberg Pricing Power Index
RAFITM Strategic US ETF	Invesco Strategic US Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly.

16

Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

17

withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Bloomberg Pricing Power ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. RAFITM Strategic US ETF declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year or period-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses

18

(except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2026, each Fund had affiliated securities lending transactions with Invesco. Fees

19

paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Bloomberg Pricing Power ETF	$827
RAFITM Strategic US ETF	1,714

K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

20

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for a Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
Bloomberg Pricing Power ETF	0.40%
RAFITM Strategic US ETF	0.19%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver

21

does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended February 28, 2026, the Adviser waived fees for each Fund in the following amounts:
Bloomberg Pricing Power ETF	$48
RAFITM Strategic US ETF	270
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Bloomberg Pricing Power ETF	Bloomberg Index Services Limited
RAFITM Strategic US ETF	Invesco Indexing LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended February 28, 2026, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Bloomberg Pricing Power ETF	$6,216
RAFITM Strategic US ETF	375
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

22

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Bloomberg Pricing Power ETF
Investments in Securities
Common Stocks & Other Equity Interests	$196,418,253	$-	$-	$196,418,253
Money Market Funds	196,525	8,018,376	-	8,214,901
Total Investments	$196,614,778	$8,018,376	$-	$204,633,154
RAFITM Strategic US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$734,933,007	$-	$-	$734,933,007
Money Market Funds	647,414	15,591,860	-	16,239,274
Total Investments	$735,580,421	$15,591,860	$-	$751,172,281
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of August 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Bloomberg Pricing Power ETF	$79,176,585	$470,938	$79,647,523
RAFITM Strategic US ETF	10,870,046	12,235,211	23,105,257

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended February 28, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Bloomberg Pricing Power ETF	$83,722,306	$83,898,933
RAFITM Strategic US ETF	4,842,105	5,105,745
For the six months ended February 28, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Bloomberg Pricing Power ETF	$30,082,616	$30,810,341
RAFITM Strategic US ETF	17,109,423	18,408,224
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Bloomberg Pricing Power ETF	$36,170,085	$(10,484,606)	$25,685,479	$178,947,675
RAFITM Strategic US ETF	171,710,788	(33,425,640)	138,285,148	612,887,133

23

NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

24

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

25

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SIEI-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
February 28, 2026
IMFL	Invesco International Developed Dynamic Multifactor ETF
OMFL	Invesco Russell 1000® Dynamic Multifactor ETF
OMFS	Invesco Russell 2000® Dynamic Multifactor ETF

2

Invesco International Developed Dynamic Multifactor ETF (IMFL)
February 28, 2026
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Australia-5.09%
ALS Ltd.	60,871	$1,108,861
AMP Ltd.	600,608	555,615
Ampol Ltd.	23,975	482,033
Ansell Ltd.(a)	7,193	166,848
ANZ Group Holdings Ltd.	19,567	557,673
APA Group	83,749	548,902
Aristocrat Leisure Ltd.	10,478	358,712
Atlas Arteria Ltd.	56,840	194,324
Aurizon Holdings Ltd.	103,872	307,135
Bank of Queensland Ltd.	85,217	424,770
Beach Energy Ltd.(a)	242,808	189,987
Bendigo & Adelaide Bank Ltd.(a)	41,681	317,874
BlueScope Steel Ltd.	50,447	1,006,358
Brambles Ltd.	54,650	976,004
CAR Group Ltd.	7,221	136,514
Challenger Ltd.	91,424	581,450
Charter Hall Group	42,038	660,739
Cochlear Ltd.	1,343	190,442
Coles Group Ltd.	49,491	726,825
Computershare Ltd.	68,012	1,501,699
Deterra Royalties Ltd.	69,054	212,341
Downer EDI Ltd.	230,632	1,411,403
EBOS Group Ltd.	38,421	551,871
Evolution Mining Ltd.	539,016	6,403,903
Fortescue Ltd.	43,997	661,817
Harvey Norman Holdings Ltd.	83,327	341,595
HUB24 Ltd.	9,480	659,562
Insignia Financial Ltd.(b)	111,266	369,898
Insurance Australia Group Ltd.	149,429	709,005
JB Hi-Fi Ltd.	22,882	1,339,435
Lottery Corp. Ltd. (The)	65,314	256,520
Lynas Rare Earths Ltd.(b)	80,457	1,067,896
Magellan Financial Group Ltd.	28,461	171,365
Medibank Pvt. Ltd.	375,780	1,172,799
Metcash Ltd.	391,025	919,154
Netwealth Group Ltd.	12,021	220,471
Northern Star Resources Ltd.	59,959	1,316,134
Orica Ltd.	73,499	1,277,782
Origin Energy Ltd.	156,732	1,357,627
Pro Medicus Ltd.	2,838	262,281
Qantas Airways Ltd.	388,732	2,755,115
QBE Insurance Group Ltd.	174,820	2,718,665
Qube Holdings Ltd.	80,501	287,113
Ramsay Health Care Ltd.	15,107	464,403
REA Group Ltd.(a)	1,045	123,805
Rio Tinto Ltd.	9,585	1,141,067
Rio Tinto PLC	5,168	510,777
Santos Ltd.	195,099	941,535
Scentre Group	121,473	330,657
SGH Ltd.	5,520	183,435
Sigma Healthcare Ltd.	226,831	457,858
Sonic Healthcare Ltd.	41,635	707,559
South32 Ltd.	110,332	361,943
Steadfast Group Ltd.(a)	72,485	227,327
Stockland	92,301	336,134
Suncorp Group Ltd.	92,560	964,761
Technology One Ltd.	25,464	472,300
	Shares	Value
Australia-(continued)
Telstra Group Ltd.	107,526	$396,929
Transurban Group	18,329	187,121
Vicinity Ltd.	293,257	511,893
Washington H Soul Pattinson & Co. Ltd.(a)	12,317	335,547
Wesfarmers Ltd.	8,385	475,704
Whitehaven Coal Ltd.	193,703	1,077,135
Woodside Energy Group Ltd.	59,925	1,225,207
Woolworths Group Ltd.	16,153	414,684
Yancoal Australia Ltd.(a)	128,788	537,443
		49,821,741
Austria-0.71%
BAWAG Group AG(c)	12,816	1,983,470
Erste Group Bank AG	13,142	1,558,693
OMV AG	4,368	282,744
Raiffeisen Bank International AG	41,009	2,035,775
Strabag SE, BR	9,650	1,087,656
		6,948,338
Belgium-0.75%
Ackermans & van Haaren N.V.	3,193	1,094,073
Ageas S.A./N.V.	32,796	2,432,484
D’Ieteren Group	4,603	994,508
Groupe Bruxelles Lambert N.V.	3,820	383,008
KBC Group N.V.	12,708	1,719,772
Sofina S.A.(a)	970	287,911
Syensqo S.A.(a)	2,368	134,910
UCB S.A.	1,045	313,662
		7,360,328
Brazil-0.05%
Yara International ASA	10,147	513,388
Canada-4.71%
Agnico Eagle Mines Ltd.	5,761	1,447,294
Alamos Gold, Inc., Class A	12,829	695,420
AltaGas Ltd.	35,884	1,219,769
ARC Resources Ltd.	38,393	712,207
AtkinsRealis Group, Inc.(a)	25,155	1,743,891
Bank of Nova Scotia (The)	3,311	251,217
Barrick Mining Corp.	17,475	886,787
Bombardier, Inc., Class B(b)	13,964	2,886,177
Brookfield Corp.	4,390	192,550
CAE, Inc.(b)	54,897	1,628,173
Cameco Corp.	9,688	1,146,350
Canadian Imperial Bank of Commerce	8,583	867,142
Canadian Tire Corp. Ltd., Class A(a)	3,868	542,629
Celestica, Inc.(b)	8,962	2,489,003
Dollarama, Inc.	4,296	632,564
Element Fleet Management Corp.	16,663	396,950
Emera, Inc.	18,748	975,581
Enbridge, Inc.	5,158	274,077
Fairfax Financial Holdings Ltd.	1,183	2,036,432
Fortis, Inc.	10,177	585,540
Franco-Nevada Corp.	2,441	682,338
George Weston Ltd.	6,150	451,470
Gildan Activewear, Inc.	10,577	721,006
Great-West Lifeco, Inc.(a)	4,971	240,194
iA Financial Corp., Inc.(a)	16,850	1,916,589
Imperial Oil Ltd.(a)	2,849	333,290
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Canada-(continued)
Intact Financial Corp.	1,182	$228,236
Keyera Corp.	9,349	356,864
Kinross Gold Corp.	122,669	4,534,935
Loblaw Cos. Ltd.	8,323	385,805
Lundin Gold, Inc.	10,631	1,002,183
Magna International, Inc.(a)	17,351	1,094,226
Manulife Financial Corp.	15,345	546,473
Metro, Inc.	7,679	547,217
Nutrien Ltd.	16,147	1,214,592
Pan American Silver Corp.	24,541	1,683,871
Power Corp. of Canada	54,504	2,738,288
RB Global, Inc.(a)	5,798	584,157
Saputo, Inc.	6,390	203,996
Shopify, Inc., Class A(b)	1,679	202,721
Stantec, Inc.	5,483	507,756
Sun Life Financial, Inc.	6,838	448,229
Suncor Energy, Inc.(a)	10,122	571,837
TC Energy Corp.	15,529	997,996
TMX Group Ltd.	12,788	431,408
Toronto-Dominion Bank (The)	3,155	307,392
Tourmaline Oil Corp.	3,872	181,811
Wheaton Precious Metals Corp.	5,675	924,869
Whitecap Resources, Inc.	23,796	237,637
WSP Global, Inc.	1,286	217,880
		46,105,019
Chile-0.12%
Antofagasta PLC	9,101	521,636
Lundin Mining Corp.	19,277	614,275
		1,135,911
China-0.78%
AAC Technologies Holdings, Inc.	195,157	927,804
BOC Aviation Ltd.(c)	24,174	268,512
BOC Hong Kong (Holdings) Ltd.	203,804	1,165,896
Chow Tai Fook Jewellery Group Ltd.(a)	276,026	461,140
Lenovo Group Ltd.(a)	407,544	503,121
MMG Ltd.(a)(b)	1,293,937	1,776,830
Nexteer Automotive Group Ltd.	599,017	570,801
SITC International Holdings Co. Ltd.	316,542	1,350,491
Wilmar International Ltd.	99,570	276,824
Xinyi Glass Holdings Ltd.(a)	247,940	327,971
		7,629,390
Denmark-0.57%
Carlsberg A/S, Class B	9,071	1,410,165
Danske Bank A/S	18,605	970,032
Demant A/S(b)	6,014	187,434
DSV A/S	2,166	558,702
Genmab A/S(b)	2,704	795,576
H. Lundbeck A/S	32,773	201,194
Novonesis (Novozymes) B, Class B	3,837	228,042
Pandora A/S(a)	1,878	148,353
Rockwool A/S	11,360	376,408
Tryg A/S	18,567	459,431
Vestas Wind Systems A/S	10,021	256,002
		5,591,339
Finland-0.90%
Fortum OYJ(a)	28,462	664,981
Kesko OYJ, Class B(a)	21,433	527,748
	Shares	Value
Finland-(continued)
Kone OYJ, Class B	3,434	$258,703
Metso OYJ	50,606	1,051,285
Nokia OYJ	50,610	388,137
Nordea Bank Abp	156,985	3,035,433
Orion OYJ, Class B	13,354	1,068,939
Sampo OYJ	44,877	496,998
Valmet OYJ(a)	18,373	614,738
Wartsila OYJ Abp	17,281	749,850
		8,856,812
France-4.85%
Accor S.A.	15,227	883,181
Aeroports de Paris S.A.(a)	1,677	233,821
Airbus SE	1,270	275,574
Alstom S.A.(b)	46,729	1,553,345
Amundi S.A.(c)	2,341	223,145
AXA S.A.	16,795	820,686
Ayvens S.A.(c)	196,099	2,487,437
bioMerieux	2,056	242,818
BNP Paribas S.A.	5,800	650,738
Bouygues S.A.	43,411	2,684,498
Carrefour S.A.	24,603	466,249
Cie de Saint-Gobain S.A.	10,175	1,030,368
Cie Generale des Etablissements Michelin S.C.A.	11,052	446,616
Covivio S.A.	2,964	217,090
Credit Agricole S.A.	39,750	877,528
Danone S.A.	6,667	572,919
Dassault Aviation S.A.	1,274	511,299
Eiffage S.A.	30,442	5,245,503
ENGIE S.A.	95,124	3,247,257
EssilorLuxottica S.A.	629	166,361
Getlink SE	12,482	270,806
Ipsen S.A.	1,251	244,013
Kering S.A.	673	225,511
Klepierre S.A.(a)	33,065	1,390,434
Legrand S.A.	4,638	839,428
Orange S.A.	159,183	3,426,600
Renault S.A.	7,206	272,310
Rexel S.A.	25,164	1,088,971
SCOR SE	106,725	3,886,818
Societe Generale S.A.	73,000	6,321,410
SPIE S.A.	37,183	2,300,148
STMicroelectronics N.V.	7,680	256,049
Thales S.A.	2,194	665,410
Unibail-Rodamco-Westfield	5,051	632,346
Veolia Environnement S.A.	29,623	1,253,483
Vinci S.A.	8,042	1,333,845
Wendel SE	2,453	255,947
		47,499,962
Germany-3.27%
Allianz SE	1,251	561,368
Aumovio SE(b)	12,251	607,212
BASF SE	6,338	362,765
Bayerische Motoren Werke AG	7,151	748,880
Bechtle AG	4,450	178,665
Commerzbank AG	30,833	1,249,932
Continental AG	24,384	2,099,667
Daimler Truck Holding AG	25,452	1,283,181
Deutsche Bank AG	10,146	359,434
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Germany-(continued)
Deutsche Boerse AG	1,096	$299,301
Deutsche Lufthansa AG	186,945	1,995,325
Deutsche Post AG	14,623	860,423
Deutsche Telekom AG	5,251	210,721
DWS Group GmbH & Co. KGaA(c)	4,152	292,445
E.ON SE	65,132	1,513,870
Fraport AG Frankfurt Airport Services Worldwide(b)	14,477	1,415,464
Fresenius Medical Care AG	20,774	966,917
Fresenius SE & Co. KGaA	20,418	1,223,058
GEA Group AG	17,619	1,365,026
Heidelberg Materials AG	7,445	1,657,429
Hensoldt AG	5,010	439,166
HOCHTIEF AG	4,483	2,160,781
Infineon Technologies AG	9,113	490,770
KION Group AG	33,627	2,280,485
Mercedes-Benz Group AG	6,161	425,947
MTU Aero Engines AG	1,663	716,269
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	695	453,228
Nemetschek SE	1,332	106,037
RENK Group AG	7,128	479,945
Rheinmetall AG	178	351,847
RWE AG	27,320	1,756,123
Scout24 SE(c)	4,549	386,345
Siemens AG	635	183,467
Siemens Energy AG, Class A	5,494	1,063,256
Talanx AG	8,076	1,015,031
Volkswagen AG, Preference Shares	3,426	407,044
		31,966,824
Greece-0.05%
Metlen Energy & Metals PLC(a)(b)	11,371	476,529
Hong Kong-1.75%
AIA Group Ltd.	54,146	597,409
Bank of East Asia Ltd. (The)	292,831	569,182
Cathay Pacific Airways Ltd.	277,803	498,112
CK Asset Holdings Ltd.	59,369	376,743
CK Hutchison Holdings Ltd.	97,589	803,657
Dah Sing Banking Group Ltd.	138,287	231,324
DFI Retail Group Holdings Ltd.	153,230	640,972
Hang Lung Group Ltd.(a)	535,056	1,147,182
Hang Lung Properties Ltd.	350,344	458,965
Hong Kong Exchanges & Clearing Ltd.	9,992	533,907
Hutchison Port Holdings Trust, Class U	3,305,820	744,173
Johnson Electric Holdings Ltd.	249,015	983,980
Kerry Properties Ltd.	94,688	304,955
Orient Overseas International Ltd.(a)	45,157	862,562
PCCW Ltd.	351,647	266,898
Prudential PLC	352,239	5,382,260
Sun Hung Kai Properties Ltd.	15,193	282,493
VTech Holdings Ltd.(a)	27,402	225,733
WH Group Ltd.	1,733,072	2,179,074
		17,089,581
Indonesia-0.41%
First Pacific Co. Ltd.	1,235,616	998,114
Jardine Matheson Holdings Ltd.	36,694	3,025,063
		4,023,177
	Shares	Value
Iraq-0.07%
United Energy Group Ltd.(a)	8,656,230	$722,422
Ireland-0.42%
AIB Group PLC	232,656	2,413,085
Bank of Ireland Group PLC	88,914	1,729,953
		4,143,038
Israel-3.10%
Amot Investments Ltd.	33,891	224,774
Bank Hapoalim B.M.	144,860	3,652,790
Bank Leumi le-Israel B.M.	189,548	4,584,841
Bezeq The Israeli Telecommunication Corp. Ltd.	264,125	695,867
Big Shopping Centers Ltd.	2,321	558,810
Clal Insurance Enterprises Holdings Ltd.(a)	45,349	3,389,068
Delek Group Ltd.	5,266	1,614,221
Elbit Systems Ltd.	1,636	1,262,444
FIBI Holdings Ltd.	3,002	313,477
First International Bank of Israel Ltd. (The)	6,608	568,093
Harel Insurance Investments & Financial Services Ltd.	18,552	975,290
ICL Group Ltd.	45,989	217,774
Israel Corp. Ltd.	601	155,174
Israel Discount Bank Ltd., Class A	149,985	1,813,672
Melisron Ltd.	1,638	221,758
Menora Mivtachim Holdings Ltd.	9,503	1,358,357
Migdal Insurance & Financial Holdings Ltd.(b)	361,733	1,957,673
Mizrahi Tefahot Bank Ltd.	12,508	936,308
Next Vision Stabilized Systems Ltd.	11,714	1,335,194
OPC Energy Ltd.(b)	12,186	384,371
Phoenix Finance Ltd.	67,606	3,453,541
Shufersal Ltd.	14,719	206,199
Strauss Group Ltd.	10,251	451,714
		30,331,410
Italy-4.43%
A2A S.p.A.	121,958	355,505
Assicurazioni Generali S.p.A.	29,283	1,245,954
Banca Mediolanum S.p.A.	46,722	1,001,357
Banca Monte dei Paschi di Siena S.p.A.	702,527	6,850,739
Banco BPM S.p.A.(a)	525,041	7,728,048
BPER Banca S.p.A.	401,361	5,648,442
Coca-Cola HBC AG(b)	25,987	1,682,847
Enel S.p.A.	44,516	534,895
Eni S.p.A.(a)	19,857	463,402
FinecoBank Banca Fineco S.p.A.	29,259	688,060
Hera S.p.A.	53,415	278,688
Intesa Sanpaolo S.p.A.	182,467	1,251,054
Italgas S.p.A.	155,866	2,007,211
Leonardo S.p.A.	30,941	2,082,943
Mediobanca Banca di Credito Finanziario S.p.A.	18,589	402,460
Pirelli & C. S.p.A.(c)	32,083	239,817
Poste Italiane S.p.A.(c)	51,489	1,378,339
Prysmian S.p.A.	4,509	542,700
Snam S.p.A.	68,979	535,200
Telecom Italia S.p.A.(b)	2,156,418	1,616,858
Telecom Italia S.p.A., RSP(b)	1,025,175	895,687
Terna S.p.A.	21,762	261,669
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Italy-(continued)
UniCredit S.p.A.	22,851	$1,944,222
Unipol Assicurazioni S.p.A.	147,922	3,677,279
		43,313,376
Ivory Coast-0.09%
Endeavour Mining PLC	12,984	925,479
Japan-31.29%
Activia Properties, Inc.	166	158,818
Advantest Corp.	7,940	1,375,318
AEON Co. Ltd.(a)	117,853	1,678,234
AGC, Inc.	9,160	406,360
Aica Kogyo Co. Ltd.	7,426	189,005
Air Water, Inc.	47,167	655,116
Aisin Corp.	151,879	2,696,624
Ajinomoto Co., Inc.	29,675	944,089
Alfresa Holdings Corp.	21,180	364,128
Alps Alpine Co. Ltd.	26,470	396,376
ALSOK Co. Ltd.	20,324	167,014
Amada Co. Ltd.	40,654	676,098
ANA Holdings, Inc.	8,040	175,356
Asahi Group Holdings Ltd.	40,320	439,102
Asahi Kasei Corp.	95,646	1,127,518
Asics Corp.	24,640	755,304
Astellas Pharma, Inc.	17,610	293,132
Azbil Corp.	46,030	427,605
Bandai Namco Holdings, Inc.	39,241	1,064,173
BayCurrent, Inc.(a)	11,400	331,113
BIPROGY, Inc.	10,683	324,465
Bridgestone Corp.	41,584	1,004,099
Canon Marketing Japan, Inc.	6,864	307,562
Canon, Inc.	7,106	214,811
Capcom Co. Ltd.	12,448	282,772
Central Japan Railway Co.	40,620	1,199,232
Chiba Bank Ltd. (The)(a)	108,630	1,616,159
Chubu Electric Power Co., Inc.	135,835	2,294,706
Chugin Financial Group, Inc.	96,820	1,987,314
Coca-Cola Bottlers Japan Holdings, Inc.	25,450	672,986
COMSYS Holdings Corp.	15,639	575,849
Cosmos Pharmaceutical Corp.	6,920	307,430
CyberAgent, Inc.	77,380	682,459
Dai Nippon Printing Co. Ltd.	13,481	280,237
Daicel Corp.	28,300	297,149
Daifuku Co. Ltd.	50,452	2,083,066
Dai-ichi Life Holdings, Inc.	352,170	3,614,668
Daikin Industries Ltd.	3,457	439,342
Daito Trust Construction Co. Ltd.	9,189	211,656
Daiwa House Industry Co. Ltd.	40,313	1,455,127
Denso Corp.	17,038	244,523
DIC Corp.	14,050	398,792
Disco Corp.	610	293,367
DMG Mori Co. Ltd.	11,100	219,865
East Japan Railway Co.	41,133	1,016,266
Ebara Corp.	80,430	2,825,699
Electric Power Development Co. Ltd.	59,660	1,425,183
ENEOS Holdings, Inc.	203,467	1,941,705
EXEO Group, Inc.	53,450	1,024,462
FANUC Corp.	13,353	604,781
Food & Life Cos. Ltd.	16,390	1,058,000
Fuji Electric Co. Ltd.	8,860	785,506
FUJIFILM Holdings Corp.	8,776	180,516
	Shares	Value
Japan-(continued)
Fujikura Ltd.	13,850	$2,365,530
Fujitsu Ltd.	16,652	371,317
Fukuoka Financial Group, Inc.	38,590	1,688,374
Furukawa Electric Co. Ltd.	40,830	7,317,409
GMO Internet Group, Inc.(a)	25,660	493,000
GS Yuasa Corp.	10,490	372,707
Gunma Bank Ltd. (The)	91,530	1,323,482
Hachijuni Nagano Bank Ltd.	191,710	2,547,623
Hankyu Hanshin Holdings, Inc.(a)	7,840	228,845
Haseko Corp.	50,090	1,094,600
Hikari Tsushin, Inc.	1,320	373,279
Hirogin Holdings, Inc.	34,720	429,494
Hitachi Construction Machinery Co. Ltd.(a)	28,300	1,271,817
Honda Motor Co. Ltd.	73,710	738,575
Horiba Ltd.	5,500	738,858
Hoshizaki Corp.	8,808	309,612
Hulic Co. Ltd.	46,120	611,355
Ibiden Co. Ltd.	43,075	2,620,021
Idemitsu Kosan Co. Ltd.	40,930	391,447
IHI Corp.	146,200	4,000,711
Iida Group Holdings Co. Ltd.	13,540	240,666
INFRONEER Holdings, Inc.(a)	45,610	763,592
Inpex Corp.	88,708	2,166,159
Invincible Investment Corp.	563	239,127
Isetan Mitsukoshi Holdings Ltd.	21,990	431,778
Isuzu Motors Ltd.	26,060	485,830
ITOCHU Corp.	22,890	331,505
Itoham Yonekyu Holdings, Inc.	14,760	609,810
Iyogin Holdings, Inc.	72,690	1,575,889
J. Front Retailing Co. Ltd.(a)	105,251	1,735,216
Japan Airlines Co. Ltd.(a)	37,470	774,394
Japan Hotel REIT Investment Corp.(a)	391	212,432
Japan Metropolitan Fund Investment Corp.(a)	207	161,483
Japan Post Bank Co. Ltd.	13,340	261,225
Japan Post Holdings Co. Ltd.	57,930	754,595
Japan Post Insurance Co. Ltd.	50,190	1,638,666
Japan Prime Realty Investment Corp.	206	140,626
Japan Real Estate Investment Corp.	191	159,067
Japan Steel Works Ltd. (The)	8,960	582,477
Japan Tobacco, Inc.	5,824	222,880
JFE Holdings, Inc.(a)	31,050	437,206
JGC Holdings Corp.	26,270	416,308
JTEKT Corp.	98,150	1,347,464
JX Advanced Metals Corp.	194,360	5,159,505
Kajima Corp.	75,828	3,468,536
Kamigumi Co. Ltd.	20,074	747,776
Kandenko Co. Ltd.	28,083	1,255,060
Kaneka Corp.	11,200	378,661
Kansai Electric Power Co., Inc. (The)	18,020	325,556
Kawasaki Heavy Industries Ltd.	54,570	6,346,933
Kawasaki Kisen Kaisha Ltd.(a)	36,550	587,757
KDDI Corp.	16,693	286,818
KDX Realty Investment Corp.	350	381,079
Keihan Holdings Co. Ltd.	10,790	239,472
Keikyu Corp.	39,710	397,868
Keio Corp.	10,890	292,546
Kewpie Corp.	9,741	279,574
Kinden Corp.	21,172	1,148,211
Kioxia Holdings Corp.(b)	13,950	1,885,748
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Kirin Holdings Co. Ltd.	21,480	$372,939
Kobe Steel Ltd.	45,510	662,427
Koei Tecmo Holdings Co. Ltd.	12,320	142,243
Koito Manufacturing Co. Ltd.(a)	14,250	256,941
Kokuyo Co. Ltd.	91,462	539,754
Komatsu Ltd.	59,143	2,839,614
Konami Group Corp.	4,963	662,444
Konica Minolta, Inc.	106,600	406,848
Kubota Corp.	17,000	345,651
Kusuri no Aoki Holdings Co. Ltd.	8,450	219,522
Kyocera Corp.	24,011	424,183
Kyoto Financial Group, Inc.	37,670	933,252
Kyushu Electric Power Co., Inc.	31,870	410,887
Kyushu Financial Group, Inc.	61,390	524,749
Kyushu Railway Co.	6,720	170,759
Lixil Corp.(a)	37,670	442,726
LY Corp.(a)	99,270	245,432
M3, Inc.(a)	43,270	473,855
Mabuchi Motor Co. Ltd.	20,078	236,366
Macnica Holdings, Inc.(a)	17,920	316,792
Makita Corp.	10,890	421,480
Marubeni Corp.	104,321	3,993,156
Marui Group Co. Ltd.	14,660	298,195
Maruichi Steel Tube Ltd.	25,804	268,546
MatsukiyoCocokara & Co.	52,340	865,852
Mazda Motor Corp.(a)	30,540	270,505
Mebuki Financial Group, Inc.	251,680	2,159,240
Medipal Holdings Corp.	19,220	376,743
Metaplanet, Inc.(a)(b)	49,280	101,607
Mitsubishi Chemical Group Corp.	33,800	250,885
Mitsubishi Corp.	16,667	562,581
Mitsubishi Electric Corp.	59,206	2,254,137
Mitsubishi Estate Co. Ltd.	49,637	1,674,352
Mitsubishi HC Capital, Inc.	25,860	250,694
Mitsubishi Heavy Industries Ltd.	24,887	793,548
Mitsubishi Logistics Corp.	31,854	292,059
Mitsubishi Materials Corp.	16,090	617,562
Mitsubishi Motors Corp.	86,340	236,693
Mitsubishi UFJ Financial Group, Inc.	29,644	550,452
Mitsui & Co. Ltd.	19,649	736,824
Mitsui Chemicals, Inc.	19,455	296,294
Mitsui Fudosan Co. Ltd.	65,260	879,919
Mitsui Kinzoku Co. Ltd.	35,530	8,351,191
Mitsui OSK Lines Ltd.(a)	21,790	808,717
Mizuho Financial Group, Inc.	31,066	1,386,334
Modec, Inc.(a)	28,710	2,468,359
MS&AD Insurance Group Holdings, Inc.	31,087	866,505
Nabtesco Corp.	16,700	541,445
Nagoya Railroad Co. Ltd.	16,290	192,451
Nankai Electric Railway Co. Ltd.	13,640	272,252
NEC Corp.	39,397	1,092,494
Nexon Co. Ltd.	8,960	190,376
NGK Insulators Ltd.	45,467	1,332,124
NH Foods Ltd.	8,350	382,933
NHK Spring Co. Ltd.	18,530	355,674
Nifco, Inc.	12,930	458,338
Nikkon Holdings Co. Ltd.(a)	33,826	855,139
Nintendo Co. Ltd.	2,973	168,194
Nippon Building Fund, Inc.	158	147,025
Nippon Electric Glass Co. Ltd.	15,067	662,201
	Shares	Value
Japan-(continued)
Nippon Express Holdings, Inc., Class H	87,077	$2,146,961
Nippon Kayaku Co. Ltd.	19,040	244,403
Nippon Paint Holdings Co. Ltd.	57,120	423,169
Nippon Steel Corp.	122,480	497,701
Nippon Television Holdings, Inc.	9,908	215,725
Nippon Yusen K.K.	29,930	1,027,949
Nipro Corp.	34,920	356,078
Nissan Chemical Corp.	6,004	273,168
Niterra Co. Ltd.	39,832	2,009,126
Nitto Denko Corp.	61,406	1,424,398
NOF Corp.	15,369	308,513
NOK Corp.	10,180	216,595
Nomura Holdings, Inc.	159,030	1,476,823
Nomura Real Estate Holdings, Inc.	26,570	197,839
Nomura Real Estate Master Fund, Inc.(a)	146	156,108
Nomura Research Institute Ltd.	5,646	154,944
NSK Ltd.	59,560	535,954
Obayashi Corp.	115,288	3,255,524
Odakyu Electric Railway Co. Ltd.	19,850	228,166
Oji Holdings Corp.	304,799	1,920,688
OKUMA Corp.	7,840	233,934
Open House Group Co. Ltd.	18,936	1,401,819
Organo Corp.	5,600	620,478
ORIX Corp.	41,093	1,442,697
ORIX JREIT, Inc.(a)	637	424,934
Osaka Gas Co. Ltd.	73,009	3,048,470
Otsuka Holdings Co. Ltd.	6,178	425,837
Pan Pacific International Holdings Corp.	90,673	606,116
Panasonic Holdings Corp.	214,283	3,456,427
Park24 Co. Ltd.	16,900	243,059
Persol Holdings Co. Ltd.	131,340	209,933
Rakuten Bank Ltd.(b)	4,990	203,062
Resona Holdings, Inc.	234,170	2,858,032
Resonac Holdings Corp.	14,075	1,069,149
Resorttrust, Inc.	31,988	396,999
Ricoh Co. Ltd.	18,020	169,342
Rinnai Corp.	11,614	302,558
Rohm Co. Ltd.	10,890	199,772
Round One Corp.(a)	50,090	344,677
Ryohin Keikaku Co. Ltd.(a)	53,175	1,213,790
Sankyo Co. Ltd.	55,059	776,368
Sankyu, Inc.	28,127	1,809,667
Sanrio Co. Ltd.(a)	14,150	518,922
Sanwa Holdings Corp.	29,816	789,268
SBI Holdings, Inc.	221,030	4,728,755
SCREEN Holdings Co. Ltd.	8,450	1,232,134
SCSK Corp.(a)	3,770	136,756
Secom Co. Ltd.	7,966	309,139
Sega Sammy Holdings, Inc.	11,400	190,835
Seibu Holdings, Inc.(a)	92,874	2,757,772
Sekisui Chemical Co. Ltd.	61,305	1,194,154
Sekisui House Ltd.	7,840	191,582
Sekisui House Reit, Inc.	480	289,342
Seven & i Holdings Co. Ltd.(a)	18,120	255,604
SG Holdings Co. Ltd.(a)	34,210	347,065
SHIFT, Inc.(a)(b)	24,540	110,497
Shikoku Electric Power Co., Inc.(a)	30,850	349,541
SHIMAMURA Co. Ltd.(a)	23,025	529,688
Shimizu Corp.	189,449	4,235,487
Shionogi & Co. Ltd.	63,039	1,488,877
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Shizuoka Financial Group, Inc.	119,320	$2,399,275
SKY Perfect JSAT Holdings, Inc.	42,071	773,694
Skylark Holdings Co. Ltd.	22,910	527,288
SoftBank Corp.	223,101	305,236
SoftBank Group Corp.	8,960	229,488
Sojitz Corp.	41,230	1,865,803
Sompo Holdings, Inc.	47,614	1,889,551
Sony Financial Group, Inc.(b)	18,563	18,991
Sony Group Corp.	18,526	425,990
Sotetsu Holdings, Inc.	9,470	178,319
Square Enix Holdings Co. Ltd.	31,681	522,132
Stanley Electric Co. Ltd.	10,280	216,838
Subaru Corp.	98,241	1,843,189
Sugi Holdings Co. Ltd.(a)	25,723	590,172
Sumitomo Bakelite Co. Ltd.	7,460	286,826
Sumitomo Chemical Co. Ltd.	114,130	417,024
Sumitomo Corp.	57,745	2,452,663
Sumitomo Electric Industries Ltd.	141,169	9,330,727
Sumitomo Heavy Industries Ltd.	7,330	289,130
Sumitomo Metal Mining Co. Ltd.	5,700	463,062
Sumitomo Mitsui Financial Group, Inc.	15,145	571,652
Sumitomo Mitsui Trust Group, Inc.	69,640	2,428,892
Sumitomo Pharma Co. Ltd.(a)(b)	51,210	828,935
Sumitomo Realty & Development Co. Ltd.	37,060	1,253,185
Sumitomo Rubber Industries Ltd.	25,660	455,601
Sundrug Co. Ltd.	9,766	264,125
Suzuken Co. Ltd.	9,980	421,093
Suzuki Motor Corp.	82,183	1,243,203
T&D Holdings, Inc.	44,900	1,209,577
Taiheiyo Cement Corp.	32,990	948,669
Taisei Corp.	30,907	4,016,967
Taiyo Holdings Co. Ltd.(a)	16,184	556,050
Takara Holdings, Inc.	19,040	198,648
Takasago Thermal Engineering Co. Ltd.	23,475	787,938
Takashimaya Co. Ltd.(a)	49,480	628,437
Takeda Pharmaceutical Co. Ltd.	10,887	407,574
TDK Corp.	29,420	454,609
Terumo Corp.	10,157	137,464
THK Co. Ltd.(a)	26,370	949,551
TIS, Inc.	25,488	526,911
Tobu Railway Co. Ltd.	18,120	365,226
Toho Co. Ltd.(a)	45,975	460,816
Toho Gas Co. Ltd.(a)	11,810	426,191
Tokio Marine Holdings, Inc.	16,919	702,854
Tokyo Century Corp.	15,370	224,415
Tokyo Electric Power Co. Holdings, Inc.(b)	198,330	886,850
Tokyo Gas Co. Ltd.	94,232	4,626,963
Tokyo Metro Co. Ltd.(a)	24,330	260,437
Tokyo Ohka Kogyo Co. Ltd.	12,450	731,070
Tokyo Seimitsu Co. Ltd.	4,070	448,067
Tokyo Tatemono Co. Ltd.	33,900	948,730
Tokyu Corp.	22,300	285,047
Tokyu Fudosan Holdings Corp.	97,330	979,195
Toray Industries, Inc.	226,290	1,938,268
Toridoll Holdings Corp.(a)	5,800	158,473
Tosoh Corp.(a)	56,769	992,357
Toyo Seikan Group Holdings Ltd.	58,810	1,536,680
Toyo Suisan Kaisha Ltd.	3,799	298,915
Toyo Tire Corp.	76,260	2,350,632
Toyoda Gosei Co. Ltd.	39,910	1,297,243
	Shares	Value
Japan-(continued)
Toyota Boshoku Corp.	33,800	$691,403
Toyota Industries Corp.	7,427	962,105
Toyota Tsusho Corp.	94,366	4,219,299
Tsuruha Holdings, Inc.(a)	74,363	1,253,953
United Urban Investment Corp.	345	409,794
USS Co. Ltd.	37,207	452,037
Visional, Inc.(b)	2,140	100,793
West Japan Railway Co.	78,184	1,682,295
Yamada Holdings Co. Ltd.	76,260	283,075
Yamaguchi Financial Group, Inc.	34,627	608,766
Yamaha Motor Co. Ltd.	24,230	192,726
Yamato Holdings Co. Ltd.	108,020	1,323,483
Yamato Kogyo Co. Ltd.	5,088	423,391
Yamazaki Baking Co. Ltd.	22,400	503,540
Yokogawa Electric Corp.	15,361	612,861
Yokohama Financial Group, Inc.	261,450	2,823,637
Yokohama Rubber Co. Ltd. (The)	69,030	3,473,077
Zenkoku Hosho Co. Ltd.	13,993	288,226
Zensho Holdings Co. Ltd.	7,330	465,405
Zeon Corp.	34,373	470,687
		306,314,079
Luxembourg-0.72%
ArcelorMittal S.A.	79,891	5,229,591
Eurofins Scientific SE	19,013	1,530,907
RTL Group S.A.	6,658	290,935
		7,051,433
Macau-0.08%
Galaxy Entertainment Group Ltd.	53,700	285,791
MGM China Holdings Ltd.	226,794	362,660
Sands China Ltd.	74,013	167,237
		815,688
Mexico-0.10%
Fresnillo PLC	16,685	949,774
Netherlands-1.68%
ABN AMRO Bank N.V., CVA(c)	72,133	2,414,096
Akzo Nobel N.V.(a)	8,068	566,337
argenx SE(b)	358	276,749
ASR Nederland N.V.	18,354	1,332,639
BE Semiconductor Industries N.V.	1,672	374,389
CTP N.V.(c)	15,726	333,664
Euronext N.V.(c)	6,265	1,034,296
EXOR N.V.	2,642	231,683
Heineken Holding N.V.	3,847	332,998
ING Groep N.V.	27,415	790,401
JDE Peet’s N.V.	18,194	681,566
Koninklijke Ahold Delhaize N.V.	58,487	2,887,867
Koninklijke KPN N.V.	222,410	1,263,354
Koninklijke Vopak N.V.	6,602	362,616
NN Group N.V.	32,807	2,688,704
Prosus N.V.(b)	6,955	357,218
Randstad N.V.	10,475	345,119
Universal Music Group N.V.	7,796	175,412
		16,449,108
New Zealand-0.21%
a2 Milk Co. Ltd. (The)	109,746	760,534
Air New Zealand Ltd.	527,355	175,403
Auckland International Airport Ltd.	61,291	337,255
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
New Zealand-(continued)
Contact Energy Ltd.	63,029	$351,469
Fisher & Paykel Healthcare Corp. Ltd.	12,169	297,597
Xero Ltd.(b)	1,770	104,632
		2,026,890
Nigeria-0.09%
Airtel Africa PLC(c)	179,439	839,877
Norway-0.57%
Aker ASA, Class A	5,246	509,028
Aker BP ASA	22,837	693,476
DNB Bank ASA	31,379	992,752
Gjensidige Forsikring ASA	14,177	400,345
Kongsberg Gruppen ASA	10,814	438,287
Mowi ASA	11,928	281,629
Norsk Hydro ASA	42,891	397,748
Orkla ASA	40,396	552,727
Telenor ASA	33,368	618,627
Var Energi ASA	65,366	246,646
Vend Marketplaces ASA, Class B	16,271	409,792
		5,541,057
Poland-0.61%
Bank Polska Kasa Opieki S.A.	22,285	1,412,193
Dino Polska S.A.(a)(b)(c)	17,561	197,485
mBank S.A.(b)	908	263,935
ORLEN S.A.	34,789	1,120,683
Powszechna Kasa Oszczednosci Bank Polski S.A.	53,744	1,392,630
Powszechny Zaklad Ubezpieczen S.A.	81,023	1,535,262
		5,922,188
Portugal-0.62%
Banco Comercial Portugues S.A., Class R	2,717,831	2,852,486
EDP S.A.	158,993	845,287
Galp Energia SGPS S.A.	38,260	829,568
Jeronimo Martins SGPS S.A.	58,654	1,540,315
		6,067,656
Singapore-1.35%
CapitaLand Ascendas REIT	128,123	272,175
CapitaLand Integrated Commercial Trust	249,356	482,446
City Developments Ltd.	73,100	566,209
ComfortDelGro Corp. Ltd.	406,230	497,340
DBS Group Holdings Ltd.	15,950	718,499
Keppel DC REIT	152,110	277,551
Keppel Ltd.	169,185	1,747,516
Oversea-Chinese Banking Corp. Ltd.	47,215	799,060
Seatrium Ltd.(a)	361,840	684,795
Sembcorp Industries Ltd.(a)	153,430	740,838
Singapore Airlines Ltd.	136,730	775,461
Singapore Exchange Ltd.	82,601	1,186,249
Singapore Technologies Engineering Ltd.(a)	200,156	1,575,074
Singapore Telecommunications Ltd.	117,277	466,613
United Overseas Bank Ltd.	30,285	883,675
UOL Group Ltd.	140,090	1,248,482
Venture Corp. Ltd.	25,660	316,854
		13,238,837
South Africa-0.03%
Anglo American PLC	5,711	284,260
	Shares	Value
South Korea-12.58%
BNK Financial Group, Inc.	89,786	$1,243,197
Cheil Worldwide, Inc.	19,825	302,283
CJ Corp.	3,760	571,332
Coway Co. Ltd.(b)	15,927	904,905
DB Insurance Co. Ltd.	12,443	1,580,823
Doosan Bobcat, Inc.	22,083	995,784
Doosan Co. Ltd.	2,140	1,904,150
Doosan Co. Ltd., Preference Shares	998	426,420
Doosan Enerbility Co. Ltd.(b)	11,221	829,291
E-MART, Inc.	9,496	692,841
GS Holdings Corp.	7,428	355,005
Hana Financial Group, Inc.	88,635	7,497,392
Hanjin Kal Corp.(b)	3,768	408,400
Hankook Tire & Technology Co. Ltd.	6,251	316,627
Hanwha Aerospace Co. Ltd.	1,609	1,337,535
Hanwha Corp.(b)	18,404	1,747,639
Hanwha Corp., Third Pfd.(b)	12,965	505,784
Hanwha Ocean Co. Ltd.(b)	1,846	181,127
Hanwha Systems Co. Ltd.(b)	12,243	965,313
HD Hyundai Co. Ltd.	27,602	5,614,924
HD Hyundai Electric Co. Ltd.	1,306	953,452
HD Hyundai Heavy Industries Co. Ltd.	2,124	889,478
HD Hyundai Marine Solution Co. Ltd.	1,526	195,401
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	7,786	2,435,502
HMM Co. Ltd.	45,400	672,922
HYBE Co. Ltd.	1,231	330,957
Hyosung Heavy Industries Corp.	636	1,246,682
Hyundai Engineering & Construction Co. Ltd.	46,195	5,290,691
Hyundai Glovis Co. Ltd.	16,188	3,259,456
Hyundai Mobis Co. Ltd.	10,158	3,651,319
Hyundai Rotem Co. Ltd.	4,015	641,930
Hyundai Steel Co.	52,300	1,686,688
iM Financial Group Co. Ltd.	91,985	1,175,587
Industrial Bank of Korea	103,516	1,853,862
Kakao Corp.	12,982	561,729
Kangwon Land, Inc.	13,512	178,768
KB Financial Group, Inc.	44,929	4,958,729
KCC Corp.	1,599	723,866
KEPCO Plant Service & Engineering Co. Ltd.(b)	10,010	431,320
Kia Corp.	6,387	911,985
Korea Aerospace Industries Ltd.	3,727	495,240
Korea Electric Power Corp.	117,914	4,739,450
Korea Investment Holdings Co. Ltd.	9,366	1,684,134
Korean Air Lines Co. Ltd.(b)	32,197	627,432
KT&G Corp.	9,965	1,129,102
LG CNS Co. Ltd.	4,531	234,117
LG Display Co. Ltd.(b)	25,882	258,304
LG Uplus Corp.	140,878	1,620,760
LIG Nex1 Co. Ltd.(b)	2,121	748,751
LS Corp.	11,346	2,247,866
LS Electric Co. Ltd.	2,657	1,455,023
Meritz Financial Group, Inc.(b)	5,691	502,027
Mirae Asset Securities Co. Ltd.	14,636	733,662
Mirae Asset Securities Co. Ltd., Second Pfd.	57,244	918,725
NAVER Corp.	8,440	1,490,963
Orion Corp.	5,554	515,032
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
South Korea-(continued)
Pan Ocean Co. Ltd.	76,381	$280,208
S-1 Corp.	6,185	376,833
Samsung C&T Corp.	3,376	822,709
Samsung E&A Co. Ltd.	36,092	912,518
Samsung Electro-Mechanics Co. Ltd.	5,755	1,798,668
Samsung Fire & Marine Insurance Co. Ltd.	3,913	1,442,058
Samsung Heavy Industries Co. Ltd.(b)	44,330	892,284
Samsung Life Insurance Co. Ltd.	8,568	1,371,604
Samsung Securities Co. Ltd.	35,226	2,617,401
Samyang Foods Co. Ltd.	440	373,503
Shinhan Financial Group Co. Ltd.	36,361	2,445,513
SK hynix, Inc.	6,301	4,658,912
SK Square Co. Ltd.(b)	30,483	13,681,320
SK, Inc.	9,051	2,527,231
Woori Financial Group, Inc.	362,389	9,068,645
		123,101,091
Spain-2.98%
Acciona S.A.(a)	5,789	1,678,791
ACS Actividades de Construccion y Servicios S.A.	43,465	5,604,231
Aena S.M.E. S.A.(c)	9,361	294,817
Banco Bilbao Vizcaya Argentaria S.A.	38,609	893,566
Banco de Sabadell S.A.(a)	1,756,604	6,608,637
Banco Santander S.A.	188,221	2,372,049
Bankinter S.A.(a)	273,745	4,538,890
CaixaBank S.A.	181,024	2,229,473
Endesa S.A.	16,699	680,738
Grifols S.A.(a)	23,814	298,543
Iberdrola S.A.	9,720	229,249
Mapfre S.A.(a)	368,250	1,710,356
Repsol S.A.	73,085	1,652,698
Telefonica S.A.(a)	93,274	422,966
		29,215,004
Sweden-3.27%
Addtech AB	10,870	402,021
Alfa Laval AB	4,368	257,949
Assa Abloy AB, Class B	11,317	481,976
Axfood AB(a)	15,529	566,842
Beijer Ref AB	18,673	291,504
Boliden AB(b)	43,980	3,488,128
Epiroc AB, Class A	10,567	317,614
Essity AB, Class B	7,942	252,413
Evolution AB(a)(c)	2,404	144,874
Getinge AB, Class B(a)	12,849	287,766
Hexagon AB, Class B	44,910	511,190
Industrivarden AB, Class A	4,538	257,696
Industrivarden AB, Class C(a)	6,383	360,608
Investor AB, Class B	5,730	239,140
Lifco AB, Class B(a)	4,957	175,976
Saab AB, Class B	16,289	1,190,033
Sandvik AB(a)	30,225	1,332,791
Securitas AB, Class B(a)	119,112	2,120,847
Skandinaviska Enskilda Banken AB, Class A	58,858	1,252,085
Skanska AB, Class B(a)	80,270	2,462,191
SKF AB, Class B	65,377	1,869,818
SSAB AB, Class A	96,532	862,112
SSAB AB, Class B(a)	278,823	2,463,283
Svenska Cellulosa AB S.C.A., Class B(a)	13,297	180,618
Svenska Handelsbanken AB, Class A(a)	94,776	1,516,052
	Shares	Value
Sweden-(continued)
Swedbank AB, Class A(a)	97,113	$3,732,476
Tele2 AB, Class B	76,476	1,614,857
Telefonaktiebolaget LM Ericsson, Class B	70,435	814,679
Telia Co. AB(a)	169,919	872,815
Trelleborg AB, Class B	6,001	263,195
Volvo AB, Class B(a)	37,311	1,452,517
		32,036,066
Switzerland-2.16%
Adecco Group AG(a)	12,848	361,109
Avolta AG(b)	42,182	2,772,294
Banque Cantonale Vaudoise(a)	1,472	225,136
Belimo Holding AG	660	657,639
BKW AG	2,215	435,132
Cie Financiere Richemont S.A.	1,540	313,859
Flughafen Zureich AG(b)	1,683	576,491
Galderma Group AG, Class A	3,897	735,212
Geberit AG	708	595,172
Georg Fischer AG	4,067	256,947
Helvetia Baloise Holding AG	8,506	2,208,260
Julius Baer Group Ltd.	24,349	2,069,856
Logitech International S.A., Class R	4,840	443,922
Lonza Group AG	346	240,595
PSP Swiss Property AG	2,800	602,885
Sandoz Group AG	15,692	1,381,984
Schindler Holding AG, PC	761	289,662
Swiss Life Holding AG(b)	982	1,124,253
Swiss Prime Site AG	4,465	851,789
Swisscom AG	438	410,737
Swissquote Group Holding S.A.	4,079	2,175,797
Temenos AG	5,561	515,764
UBS Group AG	19,830	823,719
VZ Holding AG	1,186	222,927
Zurich Insurance Group AG	1,165	878,560
		21,169,701
Taiwan-0.06%
FIT Hon Teng Ltd.(a)(b)(c)	688,697	551,978
United Kingdom-7.80%
3i Group PLC	18,765	836,353
Admiral Group PLC	28,030	1,117,126
Ashtead Group PLC	3,231	230,877
Associated British Foods PLC	15,383	408,713
Aviva PLC	524,351	4,820,649
BAE Systems PLC	42,502	1,210,787
Barclays PLC	638,440	3,865,950
Beazley PLC	70,075	1,191,159
British American Tobacco PLC	12,323	767,688
BT Group PLC	860,992	2,503,490
Burberry Group PLC(b)	67,386	1,050,999
Centrica PLC	2,403,533	6,430,360
Compass Group PLC	10,711	327,229
Convatec Group PLC(c)	84,821	291,955
DCC PLC	7,520	523,140
Diploma PLC	5,542	422,323
Entain PLC	19,064	147,356
Haleon PLC	39,430	215,915
Halma PLC	13,361	750,034
Hikma Pharmaceuticals PLC	10,244	181,246
Hiscox Ltd.	56,315	1,170,520
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Howden Joinery Group PLC	15,687	$203,926
HSBC Holdings PLC	36,085	672,864
ICG PLC	6,534	146,733
IMI PLC	26,277	1,017,117
Imperial Brands PLC	81,671	3,649,268
Informa PLC	33,245	374,587
InterContinental Hotels Group PLC	3,234	444,417
International Consolidated Airlines Group S.A.	766,735	4,356,811
Intertek Group PLC	3,403	216,325
J Sainsbury PLC	221,053	1,036,384
Kingfisher PLC	72,302	362,818
Land Securities Group PLC	23,195	201,034
Legal & General Group PLC	135,891	495,198
Lloyds Banking Group PLC	3,465,275	4,722,384
Marks & Spencer Group PLC	95,193	507,703
Melrose Industries PLC	44,526	338,005
National Grid PLC(a)	22,911	427,570
NatWest Group PLC	614,653	5,090,992
Next PLC	5,726	1,041,027
Pearson PLC	37,555	482,160
Reckitt Benckiser Group PLC	9,914	871,340
Rentokil Initial PLC	69,124	426,057
Rightmove PLC	34,456	207,125
Rolls-Royce Holdings PLC	44,285	794,446
Sage Group PLC (The)	24,796	272,201
Schroders PLC	102,666	806,514
Severn Trent PLC	7,335	322,994
Shell PLC	5,687	237,622
Smith & Nephew PLC	49,006	902,505
Smiths Group PLC	31,659	1,167,667
Spirax Group PLC	2,119	225,258
SSE PLC	15,113	544,969
St. James’s Place PLC	126,520	2,285,501
Standard Chartered PLC	43,435	1,068,885
Standard Life PLC	292,983	3,018,965
Tesco PLC	300,092	1,938,044
United Utilities Group PLC	39,204	733,111
Vodafone Group PLC	1,009,557	1,550,856
Weir Group PLC (The)	21,196	1,002,946
Whitbread PLC	9,542	333,288
Wise PLC, Class A(b)	291,594	3,370,640
		76,332,126
United States-1.35%
A.P. Moller - Maersk A/S, Class A	561	1,373,167
	Shares	Value
United States-(continued)
A.P. Moller - Maersk A/S, Class B(a)	751	$1,863,326
Aegon Ltd.	36,164	275,011
Amrize Ltd.(b)	14,100	904,239
BP PLC	107,444	694,736
Buzzi S.p.A.	8,912	513,416
Ferrovial SE	6,401	476,696
GFL Environmental, Inc.	3,485	154,031
GSK PLC	11,033	327,048
Holcim AG(b)	43,237	3,973,799
Sims Ltd.	45,351	709,342
Swiss Re AG(a)	7,688	1,353,038
Tenaris S.A.	22,454	613,289
		13,231,138
Zambia-0.07%
First Quantum Minerals Ltd.(b)	23,005	688,876
Total Common Stocks & Other Equity Interests (Cost $807,529,419)		976,280,891
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $498,267)	498,267	498,267
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $808,027,686)		976,779,158
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.20%
Invesco Private Government Fund, 3.64%(d)(e)(f)	16,874,433	16,874,433
Invesco Private Prime Fund, 3.81%(d)(e)(f)	43,751,877	43,765,003
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $60,639,436)		60,639,436
TOTAL INVESTMENTS IN SECURITIES-105.99% (Cost $868,667,122)		1,037,418,594
OTHER ASSETS LESS LIABILITIES-(5.99)%		(58,594,961)
NET ASSETS-100.00%		$978,823,633

Investment Abbreviations:
BR-Bearer Shares
CVA-Dutch Certificates
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
February 28, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at February 28, 2026.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $13,362,552, which represented 1.37% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$204,216	$62,510,864	$(62,216,813)	$-	$-	$498,267	$23,367
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,765,964	43,193,317	(28,084,848)	-	-	16,874,433	151,289 *
Invesco Private Prime Fund	4,677,276	100,798,487	(61,710,490)	(191)	(79)	43,765,003	409,714 *
Total	$6,647,456	$206,502,668	$(152,012,151)	$(191)	$(79)	$61,137,703	$584,370

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:
Japan	31.29%
South Korea	12.58%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-9.74%
Alphabet, Inc., Class A	249,313	$77,725,821
Alphabet, Inc., Class C	203,048	63,235,239
AST SpaceMobile, Inc.(b)(c)	4,251	336,637
AT&T, Inc.	506,823	14,196,112
Charter Communications, Inc., Class A(b)(c)	19,280	4,523,666
Comcast Corp., Class A	221,288	6,851,076
DoubleVerify Holdings, Inc.(b)	40,869	430,759
Electronic Arts, Inc.	11,189	2,244,178
Fox Corp., Class A	32,189	1,813,528
Fox Corp., Class B	20,639	1,067,655
GCI Liberty, Inc., Class C(b)(c)	9,533	375,124
IAC, Inc.(b)(c)	11,377	435,967
Iridium Communications, Inc.	29,255	700,657
Liberty Broadband Corp., Class C(b)	24,629	1,344,990
Liberty Global Ltd., Class A (Belgium)(b)(c)	25,790	328,565
Liberty Global Ltd., Class C (Belgium)(b)	19,228	236,504
Liberty Media Corp.-Liberty Formula One(b)	3,517	322,122
Live Nation Entertainment, Inc.(b)(c)	22,177	3,595,779
Match Group, Inc.	100,933	3,189,483
Meta Platforms, Inc., Class A	226,114	146,562,573
Millicom International Cellular S.A. (Guatemala)	32,432	2,363,968
Netflix, Inc.(b)	311,936	30,020,721
New York Times Co. (The), Class A(c)	13,728	1,095,357
News Corp., Class A	47,422	1,151,880
News Corp., Class B	15,105	404,512
Nexstar Media Group, Inc., Class A(c)	8,417	2,112,835
Omnicom Group, Inc.	26,418	2,253,191
Pinterest, Inc., Class A(b)(c)	284,287	4,869,836
Reddit, Inc., Class A(b)(c)	5,176	754,713
Roblox Corp., Class A(b)	36,335	2,494,761
Roku, Inc., Class A(b)	15,068	1,482,842
Sirius XM Holdings, Inc.(c)	39,929	876,841
Spotify Technology S.A. (Sweden)(b)	14,658	7,547,991
TKO Group Holdings, Inc.	5,302	1,186,959
T-Mobile US, Inc.	19,142	4,155,537
Trade Desk, Inc. (The), Class A(b)	45,681	1,088,121
Verizon Communications, Inc.	136,527	6,845,464
Versant Media Group, Inc.(b)	8,939	297,847
Walt Disney Co. (The)	242,505	25,715,230
Warner Bros. Discovery, Inc.(b)	148,755	4,190,428
ZoomInfo Technologies, Inc., Class A(b)(c)	89,456	555,522
		430,980,991
Consumer Discretionary-12.99%
ADT, Inc.	197,651	1,585,161
Airbnb, Inc., Class A(b)	99,302	13,416,693
Amazon.com, Inc.(b)	528,509	110,986,890
Amer Sports, Inc. (Finland)(b)	16,924	642,773
Aptiv PLC(b)	98,626	7,252,956
Aramark	39,317	1,645,416
AutoNation, Inc.(b)	6,751	1,317,525
AutoZone, Inc.(b)	728	2,734,062
Bath & Body Works, Inc.	67,738	1,541,717
Best Buy Co., Inc.(c)	59,086	3,661,559
	Shares	Value
Consumer Discretionary-(continued)
Birkenstock Holding PLC (Germany)(b)(c)	5,920	$246,568
Booking Holdings, Inc.	3,223	13,663,425
BorgWarner, Inc.	49,000	2,820,930
Boyd Gaming Corp.	14,486	1,205,670
Bright Horizons Family Solutions, Inc.(b)	8,792	655,180
Brunswick Corp.	15,810	1,258,792
Burlington Stores, Inc.(b)	19,339	5,934,559
Caesars Entertainment, Inc.(b)(c)	76,972	1,928,149
CarMax, Inc.(b)(c)	34,294	1,480,472
Carnival Corp.	584,345	18,436,085
Carvana Co.(b)(c)	17,564	5,869,186
Cava Group, Inc.(b)(c)	11,754	969,352
Chewy, Inc., Class A(b)(c)	83,100	2,278,602
Chipotle Mexican Grill, Inc.(b)	93,907	3,495,219
Churchill Downs, Inc.(c)	11,643	1,070,341
Coupang, Inc. (South Korea)(b)	319,162	6,089,611
Crocs, Inc.(b)	26,952	2,444,816
D.R. Horton, Inc.	61,586	9,877,779
Darden Restaurants, Inc.(c)	10,212	2,183,836
Deckers Outdoor Corp.(b)	35,021	4,106,913
Dick’s Sporting Goods, Inc.(c)	26,903	5,478,258
Dillard’s, Inc., Class A(c)	1,825	1,100,092
Domino’s Pizza, Inc.	2,626	1,056,991
DoorDash, Inc., Class A(b)	38,479	6,790,389
DraftKings, Inc., Class A(b)	25,564	609,446
Duolingo, Inc.(b)	3,528	356,328
Dutch Bros, Inc., Class A(b)	17,273	926,006
eBay, Inc.	71,598	6,505,394
Etsy, Inc.(b)	56,835	3,119,105
Expedia Group, Inc.	48,875	10,541,849
Five Below, Inc.(b)	17,165	3,836,892
Floor & Decor Holdings, Inc., Class A(b)(c)	28,059	1,938,596
Flutter Entertainment PLC (Ireland)(b)(c)	12,883	1,367,402
Ford Motor Co.	1,483,388	20,900,937
GameStop Corp., Class A(b)(c)	57,660	1,385,570
Gap, Inc. (The)	148,520	4,164,501
Garmin Ltd.	12,837	3,245,579
General Motors Co.	304,509	23,967,903
Gentex Corp.	16,087	376,436
Genuine Parts Co.	12,041	1,436,010
Grand Canyon Education, Inc.(b)(c)	3,516	559,290
H&R Block, Inc.	22,390	685,582
Harley-Davidson, Inc.	35,930	646,740
Hasbro, Inc.	18,100	1,802,579
Hilton Worldwide Holdings, Inc.	8,953	2,791,366
Home Depot, Inc. (The)	31,017	11,808,792
Hyatt Hotels Corp., Class A(c)	7,717	1,246,295
Las Vegas Sands Corp.	71,288	4,043,455
Lear Corp.	13,532	1,776,075
Lennar Corp., Class A	51,586	5,899,375
Lennar Corp., Class B	2,426	258,927
Lithia Motors, Inc., Class A	7,027	1,964,609
LKQ Corp.(c)	34,277	1,134,911
Lowe’s Cos., Inc.	32,743	8,662,815
lululemon athletica, Inc.(b)	28,281	5,236,793
Macy’s, Inc.	173,247	3,426,826
Marriott International, Inc., Class A	11,948	4,082,990
Mattel, Inc.(b)	83,846	1,421,190
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
McDonald’s Corp.	5,765	$1,966,211
MGM Resorts International(b)(c)	76,364	2,814,777
Mohawk Industries, Inc.(b)(c)	19,381	2,427,858
Murphy USA, Inc.	1,332	520,466
Newell Brands, Inc.	116,423	529,725
NIKE, Inc., Class B	135,343	8,415,628
Norwegian Cruise Line Holdings Ltd.(b)	199,273	4,939,978
NVR, Inc.(b)	272	2,044,839
Ollie’s Bargain Outlet Holdings, Inc.(b)	12,063	1,291,947
On Holding AG, Class A (Switzerland)(b)	39,114	1,818,019
O’Reilly Automotive, Inc.(b)	18,393	1,726,735
PENN Entertainment, Inc.(b)	57,895	905,478
Penske Automotive Group, Inc.	3,508	552,580
Planet Fitness, Inc., Class A(b)(c)	8,411	690,964
Pool Corp.	4,626	1,050,935
PulteGroup, Inc.	52,324	7,178,853
PVH Corp.	19,150	1,313,690
Ralph Lauren Corp.	8,027	2,910,590
Restaurant Brands International, Inc. (Canada)	11,975	858,727
RH(b)(c)	2,813	466,142
Ross Stores, Inc.	30,443	6,260,298
Royal Caribbean Cruises Ltd.	75,765	23,559,884
Service Corp. International	8,480	713,846
SharkNinja, Inc.(b)	18,248	2,242,132
Somnigroup International, Inc.	22,123	1,980,230
Starbucks Corp.	77,064	7,553,813
Tapestry, Inc.	34,226	5,321,116
Tesla, Inc.(b)	112,811	45,407,556
Texas Roadhouse, Inc.	6,281	1,148,606
Thor Industries, Inc.(c)	21,886	2,103,901
TJX Cos., Inc. (The)	39,380	6,366,171
Toll Brothers, Inc.	28,823	4,532,128
TopBuild Corp.(b)(c)	9,870	4,424,721
Tractor Supply Co.	46,765	2,424,298
Travel + Leisure Co.	19,965	1,471,420
Ulta Beauty, Inc.(b)	8,774	6,008,347
V.F. Corp.	125,950	2,445,949
Vail Resorts, Inc.(c)	5,093	691,680
Valvoline, Inc.(b)(c)	14,046	530,939
Viking Holdings Ltd.(b)(c)	12,488	974,314
Wayfair, Inc., Class A(b)(c)	13,048	995,954
Whirlpool Corp.(c)	12,438	851,132
Williams-Sonoma, Inc.	38,641	7,946,522
Wingstop, Inc.	3,149	817,197
Wyndham Hotels & Resorts, Inc.	5,723	468,141
Wynn Resorts Ltd.(c)	29,994	3,245,051
YETI Holdings, Inc.(b)(c)	39,591	1,730,523
Yum! Brands, Inc.	5,693	957,335
		574,949,877
Consumer Staples-2.83%
Albertson’s Cos., Inc., Class A(c)	71,436	1,278,704
Altria Group, Inc.	55,071	3,802,102
Archer-Daniels-Midland Co.	59,441	4,103,807
BellRing Brands, Inc.(b)	16,958	311,858
BJ’s Wholesale Club Holdings, Inc.(b)	26,570	2,624,850
Boston Beer Co., Inc. (The), Class A(b)(c)	2,261	512,749
Bunge Global S.A.	19,321	2,331,079
Campbell’s Co. (The)	10,465	282,032
	Shares	Value
Consumer Staples-(continued)
Casey’s General Stores, Inc.	1,928	$1,321,817
Celsius Holdings, Inc.(b)(c)	27,047	1,449,990
Church & Dwight Co., Inc.	4,106	430,555
Clorox Co. (The)	8,726	1,109,598
Coca-Cola Co. (The)	17,232	1,405,442
Coca-Cola Consolidated, Inc.	13,007	2,632,617
Colgate-Palmolive Co.	10,709	1,061,690
Conagra Brands, Inc.	19,871	382,517
Constellation Brands, Inc., Class A	4,703	742,415
Costco Wholesale Corp.	10,473	10,586,004
Coty, Inc., Class A(b)(c)	70,578	177,151
Darling Ingredients, Inc.(b)	66,725	3,547,101
Dollar General Corp.	67,852	10,601,196
Dollar Tree, Inc.(b)	17,519	2,215,803
e.l.f. Beauty, Inc.(b)(c)	9,334	859,195
Estee Lauder Cos., Inc. (The), Class A	15,359	1,681,350
Freshpet, Inc.(b)(c)	6,782	572,740
General Mills, Inc.	17,564	794,420
Hershey Co. (The)	4,503	1,063,969
Hormel Foods Corp.	14,599	373,734
Ingredion, Inc.	3,252	381,980
Kenvue, Inc.	120,014	2,294,668
Keurig Dr Pepper, Inc.(c)	28,713	869,430
Kimberly-Clark Corp.	11,455	1,276,545
Kraft Heinz Co. (The)	41,064	1,010,585
Kroger Co. (The)(c)	73,712	5,030,107
Lamb Weston Holdings, Inc.	31,401	1,513,214
Maplebear, Inc.(b)(c)	48,520	1,819,985
McCormick & Co., Inc.	7,699	546,937
Molson Coors Beverage Co., Class B	17,609	862,665
Mondelez International, Inc., Class A	27,281	1,679,964
Monster Beverage Corp.(b)	13,809	1,177,908
PepsiCo, Inc.	15,790	2,680,194
Performance Food Group Co.(b)	29,305	2,844,343
Philip Morris International, Inc.	33,804	6,315,601
Pilgrim’s Pride Corp.	8,442	364,357
Primo Brands Corp.	15,419	349,703
Procter & Gamble Co. (The)	17,870	2,987,864
Smithfield Foods, Inc.	14,935	371,583
Sprouts Farmers Market, Inc.(b)(c)	24,274	1,793,120
Sysco Corp.	26,563	2,421,483
Target Corp.	101,901	11,595,315
Tyson Foods, Inc., Class A	27,311	1,774,942
US Foods Holding Corp.(b)	38,610	3,730,112
Walmart, Inc.	87,734	11,225,565
		125,174,655
Energy-7.96%
Antero Midstream Corp.	31,557	709,401
Antero Resources Corp.(b)	78,091	2,874,530
APA Corp.(c)	197,527	5,998,895
Baker Hughes Co., Class A	258,477	16,868,209
Cheniere Energy, Inc.	21,502	5,068,666
Chevron Corp.	135,160	25,242,482
Chord Energy Corp.	17,715	1,919,775
ConocoPhillips	245,069	27,805,529
Coterra Energy, Inc.	208,920	6,390,863
Devon Energy Corp.	290,653	12,652,125
Diamondback Energy, Inc.	44,631	7,769,365
DT Midstream, Inc.	4,251	590,209
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Energy-(continued)
EOG Resources, Inc.	135,276	$16,785,046
EQT Corp.	86,688	5,324,377
Expand Energy Corp.	6,562	708,171
Exxon Mobil Corp.	295,722	45,097,605
Halliburton Co.	368,256	13,257,216
HF Sinclair Corp.	60,522	3,026,705
Kinder Morgan, Inc.	89,318	2,971,610
Marathon Petroleum Corp.(c)	72,120	14,294,905
Matador Resources Co.	54,520	2,802,328
NOV, Inc.	203,253	4,117,906
Occidental Petroleum Corp.	220,767	11,718,312
ONEOK, Inc.(c)	55,473	4,591,500
Ovintiv, Inc.(c)	136,965	6,929,059
Permian Resources Corp.	456,470	8,348,836
Phillips 66	105,103	16,220,546
Range Resources Corp.(c)	84,832	3,501,865
SLB Ltd.	558,452	28,670,926
Targa Resources Corp.	30,829	7,269,478
TechnipFMC PLC (United Kingdom)	169,210	11,220,315
Texas Pacific Land Corp.	6,933	3,634,903
Valero Energy Corp.(c)	93,330	19,099,051
Viper Energy, Inc., Class A	30,733	1,430,314
Weatherford International PLC	43,340	4,570,636
Williams Cos., Inc. (The)	38,687	2,890,693
		352,372,352
Financials-10.56%
Affiliated Managers Group, Inc.	7,452	2,281,653
Affirm Holdings, Inc.(b)	32,075	1,506,883
Aflac, Inc.	13,748	1,552,562
AGNC Investment Corp.	68,296	765,598
Allstate Corp. (The)	20,254	4,344,888
Ally Financial, Inc.	82,289	3,245,478
American Express Co.(c)	34,792	10,747,249
American Financial Group, Inc.	4,732	629,261
American International Group, Inc.	43,417	3,494,634
Ameriprise Financial, Inc.	7,561	3,554,577
Annaly Capital Management, Inc.	61,591	1,431,375
Aon PLC, Class A	4,748	1,592,812
Apollo Global Management, Inc.(c)	41,881	4,380,753
Arch Capital Group Ltd.(b)	24,761	2,479,814
Ares Management Corp., Class A	15,430	1,728,314
Arthur J. Gallagher & Co.	3,507	800,297
Assurant, Inc.	3,836	880,707
Assured Guaranty Ltd.	3,603	310,615
AXIS Capital Holdings Ltd.	5,798	612,965
Bank of America Corp.	294,096	14,654,804
Bank of New York Mellon Corp. (The)	30,358	3,615,638
Bank OZK(c)	28,426	1,323,515
Berkshire Hathaway, Inc., Class B(b)(c)	17,133	8,651,308
BlackRock, Inc.	4,558	4,846,202
Blackstone, Inc., Class A	64,620	7,325,969
Block, Inc., Class A(b)	127,373	8,113,660
Blue Owl Capital, Inc.	103,187	1,088,623
BOK Financial Corp.(c)	3,196	401,801
Brighthouse Financial, Inc.(b)(c)	15,605	935,988
Brookfield Asset Management Ltd., Class A (Canada)(c)	8,051	376,384
Brown & Brown, Inc.(c)	8,539	613,271
Bullish (Cayman Islands)(b)(c)	8,668	272,088
	Shares	Value
Financials-(continued)
Capital One Financial Corp.	116,048	$22,703,631
Carlyle Group, Inc. (The)	27,296	1,419,119
Cboe Global Markets, Inc.	2,548	763,687
Charles Schwab Corp. (The)	84,201	8,015,935
Chubb Ltd.	12,365	4,214,734
Cincinnati Financial Corp.	13,810	2,264,564
Citigroup, Inc.	74,346	8,192,186
Citizens Financial Group, Inc.	89,500	5,387,005
CME Group, Inc., Class A	4,151	1,326,244
Coinbase Global, Inc., Class A(b)(c)	36,585	6,433,472
Columbia Banking System, Inc.	67,656	1,924,813
Commerce Bancshares, Inc.	6,681	340,664
Corebridge Financial, Inc.	44,382	1,146,831
Corpay, Inc.(b)	7,511	2,441,826
Credit Acceptance Corp.(b)(c)	1,624	768,444
Cullen/Frost Bankers, Inc.	7,712	1,065,953
East West Bancorp, Inc.	33,176	3,631,113
Equitable Holdings, Inc.	50,453	2,029,220
Euronet Worldwide, Inc.(b)(c)	10,007	695,987
Evercore, Inc., Class A	7,584	2,342,243
Everest Group Ltd.	3,140	1,053,439
F.N.B. Corp.	49,574	842,262
FactSet Research Systems, Inc.	1,786	387,223
Fidelity National Financial, Inc.(c)	29,911	1,581,694
Fidelity National Information Services, Inc.	76,311	3,888,809
Fifth Third Bancorp	173,562	8,586,112
First American Financial Corp.	8,528	597,898
First Citizens BancShares, Inc., Class A	3,507	6,656,812
First Hawaiian, Inc.	19,806	490,397
First Horizon Corp.	149,899	3,566,097
Fiserv, Inc.(b)	64,998	4,048,725
Franklin Resources, Inc.	49,969	1,326,177
Freedom Holding Corp. (Kazakhstan)(b)(c)	4,380	526,345
Global Payments, Inc.	43,425	3,320,275
Globe Life, Inc.	15,461	2,245,865
Goldman Sachs Group, Inc. (The)	9,332	8,021,507
Hamilton Lane, Inc., Class A(c)	5,625	590,287
Hanover Insurance Group, Inc. (The)	2,058	371,737
Hartford Insurance Group, Inc. (The)	17,469	2,460,159
Houlihan Lokey, Inc.	4,442	727,466
Huntington Bancshares, Inc.	221,255	3,717,084
Interactive Brokers Group, Inc., Class A	87,011	6,194,313
Intercontinental Exchange, Inc.	9,182	1,507,042
Invesco Ltd.(d)	109,369	2,872,030
Jack Henry & Associates, Inc.	2,116	343,765
Janus Henderson Group PLC	21,818	1,136,718
Jefferies Financial Group, Inc.	6,173	274,081
JPMorgan Chase & Co.	48,187	14,470,556
Kemper Corp.	11,315	365,701
KeyCorp	63,635	1,319,790
Kinsale Capital Group, Inc.	5,833	2,272,945
KKR & Co., Inc., Class A	62,865	5,512,003
Lazard, Inc.	29,315	1,483,339
Lincoln National Corp.(c)	69,622	2,388,035
Loews Corp.	4,561	501,801
LPL Financial Holdings, Inc.	10,687	3,210,161
M&T Bank Corp.	21,646	4,696,749
Markel Group, Inc.(b)	809	1,676,628
MarketAxess Holdings, Inc.(c)	4,904	941,568
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
Marsh & McLennan Cos., Inc.	7,268	$1,357,226
Mastercard, Inc., Class A	13,836	7,156,118
MetLife, Inc.	42,791	3,083,947
MGIC Investment Corp.	33,460	887,694
Moody’s Corp.	3,554	1,697,355
Morgan Stanley	93,415	15,554,532
Morningstar, Inc.	1,967	360,236
MSCI, Inc.	3,517	2,011,126
Nasdaq, Inc.	9,489	831,047
Northern Trust Corp.	14,342	2,052,197
NU Holdings Ltd., Class A (Brazil)(b)(c)	596,672	8,938,147
Old Republic International Corp.	11,544	494,891
OneMain Holdings, Inc.(c)	40,063	2,204,266
PayPal Holdings, Inc.	268,664	12,414,963
Pinnacle Financial Partners, Inc.	35,485	3,220,619
PNC Financial Services Group, Inc. (The)	35,467	7,531,417
Popular, Inc.	10,539	1,426,559
Primerica, Inc.	2,853	723,692
Principal Financial Group, Inc.	24,398	2,328,057
Progressive Corp. (The)	33,950	7,253,757
Prosperity Bancshares, Inc.	4,368	307,376
Prudential Financial, Inc.(c)	26,629	2,619,761
Raymond James Financial, Inc.	20,472	3,133,854
Regions Financial Corp.	139,925	3,894,113
Reinsurance Group of America, Inc.	5,485	1,183,279
RenaissanceRe Holdings Ltd. (Bermuda)	5,084	1,537,707
Rithm Capital Corp.	33,943	341,127
Robinhood Markets, Inc., Class A(b)	59,749	4,531,962
Ryan Specialty Holdings, Inc., Class A(c)	8,109	319,089
S&P Global, Inc.	6,544	2,891,663
SEI Investments Co.	4,255	346,017
Shift4 Payments, Inc., Class A(b)(c)	27,311	1,203,596
SLM Corp.	31,967	599,062
SoFi Technologies, Inc.(b)(c)	67,314	1,195,497
SouthState Bank Corp.	10,880	1,073,530
Starwood Property Trust, Inc.(c)	16,015	285,227
State Street Corp.	9,870	1,269,479
Stifel Financial Corp.	16,813	1,244,966
Synchrony Financial	124,034	8,571,990
T. Rowe Price Group, Inc.(c)	22,731	2,151,035
Toast, Inc., Class A(b)	54,594	1,490,962
TPG, Inc.(c)	15,018	652,082
Tradeweb Markets, Inc., Class A	3,461	426,586
Travelers Cos., Inc. (The)	8,119	2,505,848
Truist Financial Corp.	56,273	2,774,822
U.S. Bancorp	195,293	10,674,715
Unum Group	24,565	1,762,047
Virtu Financial, Inc., Class A	14,312	592,660
Visa, Inc., Class A	20,562	6,582,719
Voya Financial, Inc.	9,123	610,146
W.R. Berkley Corp.(c)	13,413	961,712
Webster Financial Corp.(c)	45,557	3,286,026
Wells Fargo & Co.	256,372	20,881,499
Western Alliance Bancorporation	11,289	906,732
Western Union Co. (The)(c)	33,206	319,774
WEX, Inc.(b)	7,921	1,181,734
White Mountains Insurance Group Ltd.(c)	117	259,800
Willis Towers Watson PLC	1,438	438,834
Wintrust Financial Corp.	10,190	1,467,971
	Shares	Value
Financials-(continued)
XP, Inc., Class A (Brazil)	207,378	$4,464,848
Zions Bancorporation N.A.	51,489	2,949,290
		467,259,935
Health Care-7.58%
Abbott Laboratories	40,640	4,728,464
AbbVie, Inc.	32,814	7,615,473
Acadia Healthcare Co., Inc.(b)(c)	22,239	521,282
Agilent Technologies, Inc.	14,670	1,780,645
Align Technology, Inc.(b)	19,422	3,692,122
Alnylam Pharmaceuticals, Inc.(b)	6,134	2,042,131
Amgen, Inc.	15,791	6,129,435
Avantor, Inc.(b)(c)	151,584	1,371,835
Baxter International, Inc.	28,775	586,147
Becton, Dickinson and Co.	8,960	1,581,261
Biogen, Inc.(b)	52,151	10,003,605
BioMarin Pharmaceutical, Inc.(b)	19,104	1,179,290
Bio-Techne Corp.(c)	11,550	681,450
Boston Scientific Corp.(b)	15,609	1,199,552
Bristol-Myers Squibb Co.	31,318	1,953,304
Bruker Corp.(c)	9,655	387,262
Cardinal Health, Inc.	21,270	4,875,722
Cencora, Inc.	9,147	3,403,965
Centene Corp.(b)	105,575	4,738,206
Charles River Laboratories International, Inc.(b)	10,016	1,787,756
Chemed Corp.	843	345,638
Cigna Group (The)	30,761	8,915,153
Cooper Cos., Inc. (The)(b)	11,489	961,285
Corcept Therapeutics, Inc.(b)(c)	15,009	535,821
CVS Health Corp.	217,733	17,396,867
Danaher Corp.	22,321	4,701,695
DaVita, Inc.(b)(c)	8,879	1,387,788
DENTSPLY SIRONA, Inc.(c)	37,314	547,770
Dexcom, Inc.(b)	56,072	4,117,367
Doximity, Inc., Class A(b)	21,966	538,826
Edwards Lifesciences Corp.(b)	73,716	6,374,223
Elanco Animal Health, Inc.(b)(c)	142,762	3,768,917
Elevance Health, Inc.	22,153	7,088,960
Eli Lilly and Co.	18,998	19,985,706
Encompass Health Corp.(c)	8,198	884,400
Exact Sciences Corp.(b)	3,509	362,760
Exelixis, Inc.(b)	49,928	2,199,828
GE HealthCare Technologies, Inc.	60,530	5,100,863
Gilead Sciences, Inc.	26,503	3,947,622
Globus Medical, Inc., Class A(b)	13,923	1,329,090
Halozyme Therapeutics, Inc.(b)(c)	34,249	2,381,333
HCA Healthcare, Inc.	20,570	10,895,929
Henry Schein, Inc.(b)	12,460	1,026,579
Hologic, Inc.(b)	11,623	875,909
Humana, Inc.(c)	33,230	6,331,644
IDEXX Laboratories, Inc.(b)	4,738	3,111,587
Illumina, Inc.(b)	4,204	565,270
Incyte Corp.(b)	6,358	643,875
Insmed, Inc.(b)	3,120	465,910
Inspire Medical Systems, Inc.(b)	3,516	226,817
Insulet Corp.(b)	8,228	2,029,107
Intuitive Surgical, Inc.(b)	13,017	6,554,190
IQVIA Holdings, Inc.(b)(c)	24,079	4,305,566
Jazz Pharmaceuticals PLC(b)	15,250	2,897,805
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Johnson & Johnson	15,189	$3,773,403
Labcorp Holdings, Inc.	3,862	1,116,581
Masimo Corp.(b)	1,722	301,953
McKesson Corp.	10,413	10,281,484
Medpace Holdings, Inc.(b)	4,410	1,992,262
Medtronic PLC	31,754	3,101,096
Merck & Co., Inc.	110,459	13,677,033
Mettler-Toledo International, Inc.(b)	1,628	2,224,971
Molina Healthcare, Inc.(b)(c)	11,157	1,718,736
Natera, Inc.(b)	8,926	1,856,965
Neurocrine Biosciences, Inc.(b)	7,965	1,053,371
Organon & Co.	81,729	595,804
Penumbra, Inc.(b)	3,370	1,160,594
Perrigo Co. PLC	24,579	324,934
Pfizer, Inc.	393,434	10,878,450
Qiagen N.V.	6,039	300,742
Quest Diagnostics, Inc.(c)	3,517	745,287
Regeneron Pharmaceuticals, Inc.	11,291	8,825,836
Repligen Corp.(b)(c)	3,685	474,370
ResMed, Inc.	12,304	3,153,023
Revvity, Inc.(c)	9,933	976,513
Royalty Pharma PLC, Class A	41,943	1,938,186
Sarepta Therapeutics, Inc.(b)(c)	15,145	253,830
Solventum Corp.(b)	31,607	2,345,239
Sotera Health Co.(b)	40,160	652,600
STERIS PLC	4,462	1,125,986
Stryker Corp.	6,836	2,648,677
Teleflex, Inc.	5,667	691,714
Tenet Healthcare Corp.(b)	38,591	9,238,299
Thermo Fisher Scientific, Inc.	12,536	6,532,635
United Therapeutics Corp.(b)	9,358	4,715,496
UnitedHealth Group, Inc.	87,696	25,718,606
Universal Health Services, Inc., Class B	14,340	2,955,474
Veeva Systems, Inc., Class A(b)	12,316	2,241,635
Vertex Pharmaceuticals, Inc.(b)	1,941	964,347
Viatris, Inc.	233,399	3,484,647
Waters Corp.(b)	5,058	1,615,424
West Pharmaceutical Services, Inc.	6,504	1,654,227
Zimmer Biomet Holdings, Inc.	15,106	1,487,035
Zoetis, Inc.	27,398	3,591,878
		335,450,350
Industrials-12.03%
3M Co.	27,012	4,465,624
A.O. Smith Corp.(c)	15,718	1,226,004
AAON, Inc.(c)	6,099	617,219
Acuity, Inc.	4,542	1,369,822
Advanced Drainage Systems, Inc.	18,651	3,195,662
AECOM	9,834	963,535
AGCO Corp.	9,798	1,337,427
Air Lease Corp., Class A	28,628	1,856,240
Alaska Air Group, Inc.(b)(c)	32,248	1,663,997
Allegion PLC	5,153	830,406
Allison Transmission Holdings, Inc.	10,174	1,274,802
Amentum Holdings, Inc.(b)	103,059	3,078,372
American Airlines Group, Inc.(b)(c)	271,713	3,551,289
AMETEK, Inc.	4,771	1,141,319
API Group Corp.(b)	19,004	844,918
Applied Industrial Technologies, Inc.	4,626	1,307,215
Armstrong World Industries, Inc.	2,462	427,157
	Shares	Value
Industrials-(continued)
ATI, Inc.(b)	28,170	$4,608,330
Automatic Data Processing, Inc.	7,804	1,672,865
Avis Budget Group, Inc.(b)(c)	11,314	1,102,097
Axon Enterprise, Inc.(b)	4,910	2,663,184
Booz Allen Hamilton Holding Corp.	15,480	1,220,288
Broadridge Financial Solutions, Inc.	3,257	605,379
Builders FirstSource, Inc.(b)	40,461	4,219,678
BWX Technologies, Inc.	5,008	1,031,548
C.H. Robinson Worldwide, Inc.	14,434	2,673,898
CACI International, Inc., Class A(b)(c)	1,615	985,425
Carlisle Cos., Inc.(c)	7,747	3,058,283
Carpenter Technology Corp.	9,674	3,850,929
Carrier Global Corp.	47,815	3,079,286
Caterpillar, Inc.	38,092	28,295,880
Cintas Corp.	6,404	1,288,037
Clarivate PLC(b)(c)	103,079	237,082
Clean Harbors, Inc.(b)	3,651	1,070,473
CNH Industrial N.V.(c)	193,217	2,376,569
Comfort Systems USA, Inc.	4,845	6,925,298
Concentrix Corp.(c)	18,838	617,886
Copart, Inc.(b)	43,190	1,645,107
Core & Main, Inc., Class A(b)	50,786	2,750,570
Crane Co.	3,382	678,192
CSX Corp.	95,071	4,058,581
Cummins, Inc.	7,858	4,588,050
Curtiss-Wright Corp.	1,506	1,054,697
Deere & Co.	17,839	11,233,397
Delta Air Lines, Inc.	244,112	16,038,158
Donaldson Co., Inc.	3,422	317,425
Dover Corp.	8,589	1,936,820
Eaton Corp. PLC	14,362	5,398,963
EMCOR Group, Inc.	7,084	5,133,208
Emerson Electric Co.	27,789	4,189,192
Equifax, Inc.	9,991	2,087,719
ESAB Corp.	9,468	1,194,578
Everus Construction Group, Inc.(b)(c)	18,202	2,200,076
ExlService Holdings, Inc.(b)(c)	12,080	377,500
Expeditors International of Washington, Inc.	9,676	1,403,310
Fastenal Co.	28,023	1,290,179
FedEx Corp.	38,090	14,740,830
Ferguson Enterprises, Inc.	22,117	5,767,229
Flowserve Corp.	19,372	1,714,809
Fortive Corp.	17,686	1,047,011
Fortune Brands Innovations, Inc.	23,986	1,303,399
FTAI Aviation Ltd.	4,817	1,473,039
FTI Consulting, Inc.(b)(c)	3,409	560,508
Gates Industrial Corp. PLC(b)	38,794	1,069,551
GE Vernova, Inc.	29,074	25,399,046
Generac Holdings, Inc.(b)	24,460	5,512,550
General Dynamics Corp.	5,221	1,864,158
General Electric Co.	29,160	9,980,302
Genpact Ltd.	19,462	773,031
Graco, Inc.(c)	5,434	510,361
GXO Logistics, Inc.(b)(c)	48,380	3,039,715
Hayward Holdings, Inc.(b)	45,567	729,072
HEICO Corp.(c)	1,084	346,295
HEICO Corp., Class A(c)	2,244	538,807
Hexcel Corp.(c)	9,910	918,558
Honeywell International, Inc.	13,977	3,404,657
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Howmet Aerospace, Inc.	17,914	$4,702,962
Hubbell, Inc.	3,431	1,755,403
Huntington Ingalls Industries, Inc.	3,683	1,637,167
IDEX Corp.	2,187	458,111
Illinois Tool Works, Inc.	6,098	1,772,262
Ingersoll Rand, Inc.	21,677	2,040,673
ITT, Inc.	6,162	1,247,250
J.B. Hunt Transport Services, Inc.	11,596	2,706,622
Jacobs Solutions, Inc.	5,249	723,627
Johnson Controls International PLC	38,331	5,531,163
KBR, Inc.	13,648	576,355
Kirby Corp.(b)	11,995	1,556,951
Knight-Swift Transportation Holdings, Inc.	25,683	1,615,974
L3Harris Technologies, Inc.	7,079	2,580,579
Landstar System, Inc.	2,467	401,998
Leidos Holdings, Inc.	11,560	2,024,156
Lennox International, Inc.	3,403	1,939,506
Leonardo DRS, Inc.	17,559	761,885
Lincoln Electric Holdings, Inc.	3,630	1,041,992
Lockheed Martin Corp.	9,187	6,045,781
Lyft, Inc., Class A(b)(c)	196,006	2,712,723
Masco Corp.	23,207	1,662,085
MasTec, Inc.(b)	18,687	5,569,100
Middleby Corp. (The)(b)	11,219	1,894,440
MSA Safety, Inc.	1,664	325,162
MSC Industrial Direct Co., Inc., Class A(c)	3,238	303,854
Mueller Industries, Inc.	17,543	2,069,372
Nordson Corp.	1,976	579,837
Norfolk Southern Corp.	11,444	3,601,885
Northrop Grumman Corp.	8,141	5,897,178
nVent Electric PLC	12,759	1,510,155
Old Dominion Freight Line, Inc.	25,251	5,127,216
Oshkosh Corp.	17,420	2,961,748
Otis Worldwide Corp.	13,789	1,276,310
Owens Corning	14,826	1,809,810
PACCAR, Inc.	38,760	4,887,248
Parker-Hannifin Corp.	7,873	7,945,274
Parsons Corp.(b)(c)	6,893	454,938
Paychex, Inc.	9,599	898,946
Paycom Software, Inc.	14,991	1,886,318
Paylocity Holding Corp.(b)(c)	7,557	804,745
Pentair PLC	9,175	910,068
Quanta Services, Inc.	9,939	5,596,452
QXO, Inc.(b)(c)	42,152	1,009,540
RB Global, Inc. (Canada)	12,774	1,289,663
RBC Bearings, Inc.(b)	1,907	1,098,279
Regal Rexnord Corp.	12,743	2,815,948
Republic Services, Inc.	2,787	638,223
Robert Half, Inc.	10,534	257,240
Rocket Lab Corp.(b)	20,144	1,391,950
Rockwell Automation, Inc.	7,291	2,970,718
Rollins, Inc.(c)	6,622	403,214
RTX Corp.	29,771	6,032,200
Ryder System, Inc.	9,441	2,091,748
Saia, Inc.(b)(c)	7,980	3,235,012
Science Applications International Corp.	4,948	456,502
Sensata Technologies Holding PLC	42,188	1,575,300
Simpson Manufacturing Co., Inc.	4,913	951,009
SiteOne Landscape Supply, Inc.(b)(c)	9,376	1,339,737
Snap-on, Inc.	3,205	1,234,630
	Shares	Value
Industrials-(continued)
Southwest Airlines Co.	122,679	$6,043,168
SS&C Technologies Holdings, Inc.	9,597	722,558
Stanley Black & Decker, Inc.	45,399	3,926,560
Tetra Tech, Inc.	25,302	906,824
Textron, Inc.	19,265	1,900,492
Timken Co. (The)	11,954	1,295,575
Toro Co. (The)(c)	13,230	1,307,918
Trane Technologies PLC	10,190	4,711,041
TransDigm Group, Inc.	2,298	2,993,811
TransUnion	22,212	1,744,753
Trex Co., Inc.(b)(c)	19,437	805,081
Uber Technologies, Inc.(b)	544,311	41,051,936
U-Haul Holding Co., Series N	11,096	523,287
Union Pacific Corp.	20,509	5,434,475
United Airlines Holdings, Inc.(b)	162,896	17,315,845
United Parcel Service, Inc., Class B(c)	95,607	11,086,588
United Rentals, Inc.(c)	17,035	14,309,400
Valmont Industries, Inc.	3,517	1,617,574
Veralto Corp.	3,688	359,322
Verisk Analytics, Inc.	3,194	662,979
Vertiv Holdings Co., Class A	43,020	10,965,368
W.W. Grainger, Inc.(c)	2,101	2,405,078
Wabtec Corp.	8,073	2,130,868
Waste Management, Inc.	4,617	1,111,958
Watsco, Inc.(c)	2,745	1,145,571
WESCO International, Inc.	23,457	6,790,801
WillScot Holdings Corp.	42,060	908,917
Woodward, Inc.	3,695	1,429,078
XPO, Inc.(b)(c)	27,960	5,884,741
Xylem, Inc.	10,590	1,372,040
		532,461,874
Information Technology-28.33%
Accenture PLC, Class A	35,860	7,484,699
Adobe, Inc.(b)	51,807	13,594,675
Advanced Micro Devices, Inc.(b)	105,412	21,104,536
Akamai Technologies, Inc.(b)	18,177	1,788,435
Amdocs Ltd.	3,507	244,789
Amkor Technology, Inc.	62,844	3,005,200
Amphenol Corp., Class A	18,696	2,730,738
Analog Devices, Inc.	22,326	7,943,367
AppFolio, Inc., Class A(b)	2,734	485,996
Apple, Inc.	694,097	183,366,545
Applied Materials, Inc.	123,314	45,909,802
AppLovin Corp., Class A(b)	20,340	8,843,222
Arista Networks, Inc.(b)	87,801	11,721,433
Arrow Electronics, Inc.(b)	4,913	747,562
Astera Labs, Inc.(b)	6,462	767,879
Atlassian Corp., Class A(b)	12,459	936,045
Autodesk, Inc.(b)	13,080	3,215,980
Avnet, Inc.	10,586	696,982
Bentley Systems, Inc., Class B(c)	14,231	520,143
BILL Holdings, Inc.(b)(c)	11,698	520,678
Broadcom, Inc.	90,048	28,774,838
Cadence Design Systems, Inc.(b)	10,466	3,154,452
CDW Corp.	12,948	1,587,943
Ciena Corp.(b)	11,825	4,123,377
Cirrus Logic, Inc.(b)	13,213	1,864,619
Cisco Systems, Inc.	69,323	5,508,406
Cloudflare, Inc., Class A(b)	18,731	3,225,291
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
Cognex Corp.	17,800	$968,320
Cognizant Technology Solutions Corp., Class A	32,170	2,072,713
Coherent Corp.(b)	17,506	4,532,829
Corning, Inc.	24,729	3,718,747
Crane NXT Co.	7,138	344,694
CrowdStrike Holdings, Inc., Class A(b)	16,296	6,061,786
Datadog, Inc., Class A(b)	24,568	2,750,633
Dell Technologies, Inc., Class C	133,693	19,797,259
DocuSign, Inc.(b)	78,040	3,517,263
Dropbox, Inc., Class A(b)(c)	42,505	1,062,200
DXC Technology Co.(b)	55,879	703,517
Dynatrace, Inc.(b)	47,458	1,704,691
Elastic N.V.(b)	6,656	346,578
Enphase Energy, Inc.(b)(c)	29,423	1,243,710
Entegris, Inc.	22,675	3,003,304
EPAM Systems, Inc.(b)	16,312	2,299,992
F5, Inc.(b)	6,194	1,680,804
Fair Isaac Corp.(b)(c)	1,621	2,284,573
First Solar, Inc.(b)	31,606	6,232,703
Flex Ltd.(b)	97,064	6,116,973
Fortinet, Inc.(b)	73,301	5,792,978
Gartner, Inc.(b)(c)	8,823	1,386,976
Gen Digital, Inc.	67,594	1,525,597
GitLab, Inc., Class A(b)(c)	6,833	179,708
GLOBALFOUNDRIES, Inc.(b)(c)	17,556	834,788
Globant S.A.(b)(c)	9,404	467,943
GoDaddy, Inc., Class A(b)	13,661	1,190,693
Guidewire Software, Inc.(b)	3,716	540,009
Hewlett Packard Enterprise Co.	385,064	8,267,324
HP, Inc.	159,059	3,020,530
HubSpot, Inc.(b)	3,507	927,637
Intel Corp.(b)	32,263	1,471,515
International Business Machines Corp.	22,229	5,339,628
Intuit, Inc.	15,712	6,426,679
Jabil, Inc.	29,297	7,763,412
Keysight Technologies, Inc.(b)	13,075	4,018,340
KLA Corp.	15,528	23,673,212
Kyndryl Holdings, Inc.(b)	97,336	1,200,153
Lam Research Corp.	163,903	38,335,273
Lattice Semiconductor Corp.(b)	12,351	1,181,003
Littelfuse, Inc.	2,758	972,085
Lumentum Holdings, Inc.(b)	5,318	3,727,439
MACOM Technology Solutions Holdings, Inc.(b)	2,810	697,217
Manhattan Associates, Inc.(b)	3,852	521,676
Marvell Technology, Inc.	41,216	3,366,935
Microchip Technology, Inc.	30,884	2,305,182
Micron Technology, Inc.	255,246	105,255,793
Microsoft Corp.	326,985	128,420,089
MKS, Inc.	15,511	3,791,819
MongoDB, Inc.(b)	4,872	1,600,306
Monolithic Power Systems, Inc.	9,459	10,809,178
Motorola Solutions, Inc.	2,837	1,368,172
NetApp, Inc.	24,661	2,442,179
Nutanix, Inc., Class A(b)	47,963	1,836,024
NVIDIA Corp.	1,420,131	251,633,012
Okta, Inc.(b)	26,580	1,927,050
ON Semiconductor Corp.(b)	144,839	9,628,897
Onto Innovation, Inc.(b)	8,529	1,841,326
	Shares	Value
Information Technology-(continued)
Oracle Corp.	109,754	$15,958,232
Palantir Technologies, Inc., Class A(b)	108,965	14,948,908
Palo Alto Networks, Inc.(b)	50,668	7,545,478
Pegasystems, Inc.	12,679	554,453
Procore Technologies, Inc.(b)(c)	6,785	373,446
PTC, Inc.(b)	9,413	1,473,982
Pure Storage, Inc., Class A(b)	37,304	2,395,663
Qnity Electronics, Inc.	37,804	4,792,035
Qorvo, Inc.(b)	18,111	1,501,402
QUALCOMM, Inc.	153,846	21,901,516
Ralliant Corp.	26,385	1,210,808
RingCentral, Inc., Class A(b)	34,681	1,264,122
Roper Technologies, Inc.	1,475	515,852
Salesforce, Inc.	70,610	13,754,122
Samsara, Inc., Class A(b)(c)	17,183	496,589
Sandisk Corp.(b)	1,367	868,537
ServiceNow, Inc.(b)	50,689	5,474,919
Skyworks Solutions, Inc.	33,852	2,016,902
Snowflake, Inc., Class A(b)	16,664	2,806,384
Strategy, Inc., Class A(b)(c)	2,719	352,110
Super Micro Computer, Inc.(b)(c)	310,022	10,041,613
Synopsys, Inc.(b)	15,392	6,372,288
TD SYNNEX Corp.	13,679	2,145,004
Teledyne Technologies, Inc.(b)	1,679	1,143,567
Teradata Corp.(b)(c)	43,978	1,384,867
Teradyne, Inc.	19,757	6,322,833
Texas Instruments, Inc.	30,819	6,537,018
Trimble, Inc.(b)	31,622	2,114,563
Twilio, Inc., Class A(b)	19,929	2,410,612
Tyler Technologies, Inc.(b)	1,907	676,394
Ubiquiti, Inc.	688	527,689
UiPath, Inc., Class A(b)(c)	49,753	533,850
Unity Software, Inc.(b)	10,087	183,886
Universal Display Corp.(c)	7,751	826,954
VeriSign, Inc.	3,327	758,356
Vontier Corp.	23,860	976,351
Western Digital Corp.	71,251	19,928,905
Workday, Inc., Class A(b)	16,550	2,213,728
Zebra Technologies Corp., Class A(b)	9,547	2,138,146
Zoom Communications, Inc., Class A(b)(c)	65,951	4,876,417
Zscaler, Inc.(b)	9,814	1,442,560
		1,253,759,759
Materials-4.30%
Air Products and Chemicals, Inc.	4,826	1,330,383
Albemarle Corp.	2,564	458,110
Alcoa Corp.	108,691	6,747,537
Amcor PLC(c)	12,079	584,986
AngloGold Ashanti PLC (Australia)	104,871	13,399,368
AptarGroup, Inc.	2,701	388,161
Avery Dennison Corp.	4,742	931,092
Axalta Coating Systems Ltd.(b)	26,363	880,788
Ball Corp.	5,916	397,141
Celanese Corp.	27,458	1,371,252
CF Industries Holdings, Inc.	47,431	4,721,282
Cleveland-Cliffs, Inc.(b)(c)	140,801	1,500,939
Corteva, Inc.	46,563	3,730,628
CRH PLC	69,701	8,362,726
Crown Holdings, Inc.	17,405	1,994,613
Dow, Inc.	100,618	3,091,991
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Materials-(continued)
DuPont de Nemours, Inc.	63,723	$3,188,699
Eagle Materials, Inc.	5,596	1,252,385
Eastman Chemical Co.	14,454	1,091,422
Ecolab, Inc.	5,707	1,759,753
Element Solutions, Inc.	26,907	944,167
FMC Corp.(c)	28,457	419,456
Freeport-McMoRan, Inc.	516,656	35,173,940
Graphic Packaging Holding Co.(c)	27,156	332,118
Huntsman Corp.	29,302	370,670
International Flavors & Fragrances, Inc.	21,776	1,790,640
International Paper Co.(c)	65,262	2,842,160
James Hardie Industries PLC(b)(c)	30,554	743,990
Linde PLC	5,913	3,004,277
Louisiana-Pacific Corp.	23,780	2,015,117
LyondellBasell Industries N.V., Class A	34,309	1,973,454
Martin Marietta Materials, Inc.	3,508	2,373,408
Mosaic Co. (The)	127,169	3,540,385
MP Materials Corp.(b)(c)	7,632	449,296
NewMarket Corp.(c)	478	299,233
Newmont Corp.	195,271	25,385,230
Nucor Corp.	95,303	16,857,195
Olin Corp.	38,702	981,870
Packaging Corp. of America	3,610	838,025
PPG Industries, Inc.	15,352	1,892,441
Reliance, Inc.	7,464	2,355,937
Royal Gold, Inc.	4,376	1,311,881
RPM International, Inc.	5,796	661,440
Scotts Miracle-Gro Co. (The)	17,904	1,255,428
Sealed Air Corp.	30,648	1,283,538
Sherwin-Williams Co. (The)	6,809	2,468,875
Silgan Holdings, Inc.	6,262	300,889
Smurfit WestRock PLC	58,940	2,770,769
Solstice Advanced Materials, Inc.	47,886	3,759,530
Sonoco Products Co.	5,251	296,524
Southern Copper Corp. (Mexico)(c)	10,657	2,326,423
Steel Dynamics, Inc.	51,022	9,853,879
Vulcan Materials Co.	4,757	1,474,670
Westlake Corp.	6,375	671,797
		190,201,908
Real Estate-1.27%
Alexandria Real Estate Equities, Inc.	18,983	1,025,841
American Homes 4 Rent, Class A	9,340	280,200
American Tower Corp.	23,570	4,522,140
AvalonBay Communities, Inc.	3,510	622,077
Brixmor Property Group, Inc.	15,377	465,462
BXP, Inc.	12,383	713,013
Camden Property Trust	2,531	274,209
CBRE Group, Inc., Class A(b)	26,612	3,929,528
CoStar Group, Inc.(b)	11,389	508,291
CubeSmart	12,361	508,532
Digital Realty Trust, Inc.	10,534	1,866,625
EPR Properties	6,550	389,136
Equinix, Inc.	2,866	2,792,229
Equity LifeStyle Properties, Inc.(c)	4,403	295,705
Equity Residential	11,906	752,578
Essex Property Trust, Inc.	2,975	758,952
Extra Space Storage, Inc.	11,698	1,766,749
Federal Realty Investment Trust	2,939	319,675
Gaming and Leisure Properties, Inc.	6,819	333,517
	Shares	Value
Real Estate-(continued)
Healthpeak Properties, Inc.	24,276	$429,200
Highwoods Properties, Inc.	10,539	237,022
Host Hotels & Resorts, Inc.	126,946	2,486,872
Howard Hughes Holdings, Inc.(b)	4,650	336,521
Invitation Homes, Inc.	15,358	404,530
Iron Mountain, Inc.	13,752	1,489,754
Jones Lang LaSalle, Inc.(b)	12,228	3,858,545
Kilroy Realty Corp.(c)	18,253	544,304
Kimco Realty Corp.	25,814	607,920
Lamar Advertising Co., Class A(c)	4,188	576,855
Mid-America Apartment Communities, Inc.	3,434	459,675
National Storage Affiliates Trust	7,342	257,117
NNN REIT, Inc.	5,712	258,868
Omega Healthcare Investors, Inc.	10,539	508,718
Park Hotels & Resorts, Inc.(c)	59,947	678,001
Prologis, Inc.	35,043	4,996,081
Public Storage	6,180	1,897,631
Rayonier, Inc.(c)	16,527	355,165
Realty Income Corp.	11,195	750,065
Regency Centers Corp.	3,542	279,818
Rexford Industrial Realty, Inc.	9,856	369,304
SBA Communications Corp., Class A	7,223	1,452,979
Simon Property Group, Inc.	18,177	3,705,381
Sun Communities, Inc.(c)	3,346	456,595
UDR, Inc.(c)	6,754	253,275
Ventas, Inc.(c)	10,209	879,607
VICI Properties, Inc.	50,567	1,527,629
Vornado Realty Trust(c)	18,406	507,638
W.P. Carey, Inc.(c)	7,477	558,158
Welltower, Inc.	6,416	1,328,882
Weyerhaeuser Co.	31,961	784,003
Zillow Group, Inc., Class A(b)(c)	7,391	331,117
Zillow Group, Inc., Class C(b)	9,904	441,916
		56,133,605
Utilities-2.36%
AES Corp. (The)	281,312	4,861,071
Alliant Energy Corp.(c)	5,965	431,508
Ameren Corp.	8,063	913,377
American Electric Power Co., Inc.(c)	18,767	2,511,400
American Water Works Co., Inc.	10,188	1,385,874
Atmos Energy Corp.	3,818	713,164
Brookfield Renewable Corp. (Canada)(c)	33,934	1,450,000
CenterPoint Energy, Inc.(c)	24,154	1,050,699
Clearway Energy, Inc., Class C	14,850	568,903
CMS Energy Corp.	9,182	716,839
Consolidated Edison, Inc.	13,098	1,473,787
Constellation Energy Corp.	31,571	10,414,641
Dominion Energy, Inc.	38,254	2,415,358
DTE Energy Co.	7,536	1,117,137
Duke Energy Corp.	21,152	2,767,739
Edison International	28,237	2,110,433
Entergy Corp.	16,381	1,754,569
Essential Utilities, Inc.	13,001	519,650
Evergy, Inc.	8,824	738,216
Eversource Energy	21,767	1,658,863
Exelon Corp.	55,489	2,745,041
FirstEnergy Corp.	17,664	903,690
MDU Resources Group, Inc.	10,842	224,213
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
National Fuel Gas Co.	6,867	$625,103
NextEra Energy, Inc.	108,444	10,168,794
NiSource, Inc.	13,306	629,374
NRG Energy, Inc.	58,997	10,558,103
OGE Energy Corp.(c)	5,576	274,005
PG&E Corp.	267,107	5,075,033
Pinnacle West Capital Corp.(c)	6,167	618,550
PPL Corp.	18,277	712,437
Public Service Enterprise Group, Inc.	11,289	971,644
Sempra	21,082	2,029,564
Southern Co. (The)	26,496	2,580,180
Talen Energy Corp.(b)	12,580	4,666,803
UGI Corp.	33,420	1,250,242
Vistra Corp.	103,428	17,985,095
WEC Energy Group, Inc.	9,984	1,167,729
Xcel Energy, Inc.	22,476	1,873,599
		104,632,427
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $3,959,428,376)		4,423,377,733
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.47%
Invesco Private Government Fund, 3.64%(d)(e)(f)	78,487,059	$78,487,059
Invesco Private Prime Fund, 3.81%(d)(e)(f)	163,309,380	163,358,373
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $241,845,432)		241,845,432
TOTAL INVESTMENTS IN SECURITIES-105.42% (Cost $4,201,273,808)		4,665,223,165
OTHER ASSETS LESS LIABILITIES-(5.42)%		(239,653,878)
NET ASSETS-100.00%		$4,425,569,287

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Invesco Ltd.	$-	$3,011,111	$(433,091)	$238,353	$55,657	$2,872,030	$45,767
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	282,600	37,530,933	(37,813,533)	-	-	-	23,430
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,790,373	284,510,183	(219,813,497)	-	-	78,487,059	658,902 *
Invesco Private Prime Fund	35,830,361	600,997,697	(473,470,192)	(2,305)	2,812	163,358,373	1,765,275 *
Total	$49,903,334	$926,049,924	$(731,530,313)	$236,048	$58,469	$244,717,462	$2,493,374

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
February 28, 2026
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.73%
Communication Services-3.19%
AMC Entertainment Holdings, Inc.(b)(c)	114,495	$132,814
AMC Networks, Inc., Class A(b)(c)	9,531	77,868
Angi, Inc.(b)(c)	4,215	32,793
Atlanta Braves Holdings, Inc., Class A(b)(c)	419	20,284
Atlanta Braves Holdings, Inc., Series C(b)	2,797	122,257
ATN International, Inc.	4,085	117,730
Bandwidth, Inc., Class A(b)(c)	6,422	95,174
Boston Omaha Corp., Class A(b)(c)	2,541	31,381
Bumble, Inc., Class A(b)(c)	7,443	22,627
Cable One, Inc.(c)	504	48,359
CarGurus, Inc.(b)(c)	5,673	174,161
Cars.com, Inc.(b)(c)	9,008	76,928
Cinemark Holdings, Inc.	12,512	353,339
Cogent Communications Holdings, Inc.	3,073	57,649
CuriosityStream, Inc.	9,936	33,584
E.W. Scripps Co. (The), Class A(b)(c)	47,148	195,664
EchoStar Corp., Class A(b)(c)	3,079	355,717
Entravision Communications Corp., Class A	8,900	27,590
Eventbrite, Inc., Class A(b)(c)	14,192	62,729
EverQuote, Inc., Class A(b)(c)	7,534	119,037
fuboTV, Inc.(b)(c)	118,706	138,886
Getty Images Holdings, Inc.(b)(c)	32,651	25,402
Globalstar, Inc.(b)(c)	2,435	151,627
Gogo, Inc.(b)(c)	12,075	51,077
Gray Media, Inc.	47,546	246,764
Grindr, Inc. (Singapore), (Acquired 07/05/2024 - 12/19/2025; Cost $17,998)(b)(c)(d)	1,362	15,500
Ibotta, Inc., Class A(b)(c)	1,649	41,176
IDT Corp., Class B(c)	3,465	176,542
iHeartMedia, Inc., Class A(b)	56,308	184,127
IMAX Corp.(b)(c)	5,484	234,880
John Wiley & Sons, Inc., Class A(c)	5,436	168,625
Liberty Latin America Ltd., Class A(b)	11,071	86,797
Liberty Latin America Ltd., Class C(b)	36,643	290,945
Lionsgate Studios Corp.(b)	18,327	164,943
Lumen Technologies, Inc.(b)	69,671	495,361
Madison Square Garden Entertainment Corp.(b)	5,867	370,442
Magnite, Inc.(b)(c)	16,949	230,845
Marcus Corp. (The)	4,247	71,477
MediaAlpha, Inc., Class A(b)(c)	7,508	74,630
National CineMedia, Inc.(c)	15,414	54,874
Newsmax, Inc.(b)(c)	4,313	25,662
Nextdoor Holdings, Inc.(b)	7,710	13,493
Nexxen International Ltd. (Israel)(b)	7,085	45,627
Optimum Communications, Inc., Class A(b)	60,156	86,625
Playtika Holding Corp.(c)	7,985	24,674
PubMatic, Inc., Class A(b)(c)	5,533	44,817
QuinStreet, Inc.(b)(c)	7,432	87,103
Reservoir Media, Inc.(b)(c)	2,669	23,941
Rumble, Inc.(b)(c)	3,851	20,834
Scholastic Corp.(c)	8,375	291,199
Shenandoah Telecommunications Co.(c)	7,135	97,250
Shutterstock, Inc.	3,808	63,974
Sinclair, Inc.	12,221	199,691
Sphere Entertainment Co.(b)	1,939	230,760
	Shares	Value
Communication Services-(continued)
Spok Holdings, Inc.	3,482	$42,271
Stagwell, Inc.(b)(c)	19,434	93,672
TEGNA, Inc.	24,515	513,589
Telephone and Data Systems, Inc.	11,518	515,430
Thryv Holdings, Inc.(b)(c)	4,643	10,772
TripAdvisor, Inc.(b)(c)	18,290	184,912
Uniti Group, Inc.(b)(c)	22,058	161,465
USA TODAY Co., Inc.(b)(c)	40,402	240,392
Webtoon Entertainment, Inc. (South Korea)(b)(c)	2,324	26,145
Yelp, Inc.(b)(c)	7,378	164,456
Ziff Davis, Inc.(b)(c)	5,118	138,595
ZipRecruiter, Inc., Class A(b)(c)	8,578	15,526
		8,795,480
Consumer Discretionary-12.14%
Abercrombie & Fitch Co., Class A(b)	1,768	172,910
Academy Sports & Outdoors, Inc.(c)	7,050	423,917
Accel Entertainment, Inc.(b)(c)	12,006	136,388
Acushnet Holdings Corp.	1,444	147,765
Adient PLC(b)	22,788	554,204
Advance Auto Parts, Inc.(c)	7,632	405,793
American Eagle Outfitters, Inc.	22,858	561,621
American Public Education, Inc.(b)(c)	6,386	292,607
America’s Car-Mart, Inc.(b)(c)	864	17,245
Arhaus, Inc.(b)(c)	12,393	102,242
Arko Corp.(c)	15,856	101,954
Asbury Automotive Group, Inc.(b)(c)	1,639	350,385
Bally’s Corp.(b)	1,197	17,021
Barnes & Noble Education, Inc.(b)(c)	4,682	40,499
Bassett Furniture Industries, Inc.(c)	2,336	34,970
Beazer Homes USA, Inc.(b)	6,285	160,770
Biglari Holdings, Inc., Class B(b)(c)	134	51,963
BJ’s Restaurants, Inc.(b)	4,981	189,228
Black Rock Coffee Bar, Inc., Class A(b)(c)	2,384	31,803
Bloomin’ Brands, Inc.(c)	14,645	89,627
Boot Barn Holdings, Inc.(b)	1,131	214,008
Brightstar Lottery PLC	18,574	251,863
Brinker International, Inc.(b)	1,579	234,008
Buckle, Inc. (The)(c)	3,451	184,801
Build-A-Bear Workshop, Inc.(c)	3,183	154,885
Caleres, Inc.	4,750	56,478
Callaway Golf Co.(b)	6,707	94,300
Camping World Holdings, Inc., Class A(c)	9,307	77,434
Capri Holdings Ltd.(b)	3,991	81,855
Carriage Services, Inc.	2,848	131,207
Carter’s, Inc.	4,933	165,502
Cavco Industries, Inc.(b)	462	266,694
Century Communities, Inc.	4,239	284,988
Champion Homes, Inc.(b)(c)	2,225	207,993
Cheesecake Factory, Inc. (The)(c)	7,091	459,355
Citi Trends, Inc.(b)	1,671	79,172
Cooper-Standard Holdings, Inc.(b)(c)	15,033	577,869
Coursera, Inc.(b)(c)	15,728	100,816
Covista, Inc.(b)(c)	3,570	349,860
Cracker Barrel Old Country Store, Inc.(c)	3,326	108,827
Cricut, Inc., Class A(c)	13,926	59,882
Dana, Inc.	34,512	1,181,691
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Dauch Corp.(b)	38,332	$252,991
Dave & Buster’s Entertainment, Inc.(b)(c)	4,405	64,842
Designer Brands, Inc., Class A(c)	7,734	55,066
Dine Brands Global, Inc.(c)	4,622	143,097
Dorman Products, Inc.(b)(c)	1,665	196,237
Dream Finders Homes, Inc., Class A(b)(c)	6,730	121,611
Driven Brands Holdings, Inc.(b)(c)	4,290	47,190
El Pollo Loco Holdings, Inc.(b)	6,793	75,131
Envela Corp.(b)(c)	1,570	21,132
Ermenegildo Zegna N.V. (Italy)(c)	8,261	93,101
Escalade, Inc.(c)	2,708	38,995
Ethan Allen Interiors, Inc.(c)	4,654	106,018
European Wax Center, Inc., Class A(b)(c)	6,966	39,846
EVgo, Inc.(b)(c)	9,190	25,181
Figs, Inc., Class A(b)	17,862	275,968
First Watch Restaurant Group, Inc.(b)(c)	8,967	111,729
Flexsteel Industries, Inc.	679	34,948
Fox Factory Holding Corp.(b)	5,743	96,712
Frontdoor, Inc.(b)(c)	4,963	340,313
Garrett Motion, Inc. (Switzerland)	32,725	666,281
Genesco, Inc.(b)(c)	2,533	68,999
Genius Sports Ltd. (United Kingdom)(b)	16,772	104,154
Gentherm, Inc.(b)(c)	5,956	195,178
GigaCloud Technology, Inc., Class A(b)(c)	13,515	599,255
G-III Apparel Group Ltd.	7,957	243,405
Global Business Travel Group, Inc.(b)(c)	4,872	26,650
Gold com, Inc.	7,037	404,416
Golden Entertainment, Inc.(c)	4,412	127,507
Goodyear Tire & Rubber Co. (The)(b)(c)	49,506	408,425
Graham Holdings Co., Class B(c)	405	426,550
Green Brick Partners, Inc.(b)(c)	3,722	274,163
Group 1 Automotive, Inc.	1,021	332,581
Groupon, Inc.(b)(c)	7,812	98,587
Hamilton Beach Brands Holding Co., Class A	2,191	41,717
Haverty Furniture Cos., Inc.	4,364	103,907
Helen of Troy Ltd.(b)(c)	2,400	42,336
Hilton Grand Vacations, Inc.(b)(c)	5,343	240,221
Holley, Inc.(b)	25,769	105,138
Hovnanian Enterprises, Inc., Class A(b)	1,532	192,450
Inspired Entertainment, Inc.(b)(c)	7,428	60,612
Installed Building Products, Inc.(c)	798	261,553
J Jill, Inc.(c)	1,448	25,007
Jack in the Box, Inc.(c)	2,316	39,187
JAKKS Pacific, Inc.	2,034	44,463
Johnson Outdoors, Inc., Class A(c)	1,268	61,485
KB Home	5,893	374,677
Kohl’s Corp.(c)	23,691	387,822
Kontoor Brands, Inc.	3,108	202,673
Krispy Kreme, Inc.	8,533	31,999
Kura Sushi USA, Inc., Class A(b)(c)	486	34,229
Lands’ End, Inc.(b)	3,658	58,784
Latham Group, Inc.(b)(c)	7,839	52,600
Laureate Education, Inc., Class A(b)	10,270	332,132
La-Z-Boy, Inc.	6,808	243,182
LCI Industries(c)	3,634	484,049
Legacy Housing Corp.(b)(c)	1,408	30,863
Leggett & Platt, Inc.(c)	23,821	278,229
LGI Homes, Inc.(b)(c)	2,267	117,657
Life Time Group Holdings, Inc.(b)(c)	6,395	172,665
Lincoln Educational Services Corp.(b)(c)	6,555	237,553
	Shares	Value
Consumer Discretionary-(continued)
Lindblad Expeditions Holdings, Inc.(b)	8,195	$161,523
Lovesac Co. (The)(b)(c)	2,345	29,969
M/I Homes, Inc.(b)(c)	2,742	389,803
Malibu Boats, Inc., Class A(b)(c)	3,114	90,493
Marine Products Corp.	2,155	16,356
MarineMax, Inc.(b)(c)	4,963	151,372
Marriott Vacations Worldwide Corp.	3,086	200,621
MasterCraft Boat Holdings, Inc.(b)(c)	3,453	74,947
Matthews International Corp., Class A(c)	5,341	141,163
McGraw Hill, Inc.(b)(c)	3,047	42,658
Meritage Homes Corp.(c)	3,859	291,046
Mister Car Wash, Inc.(b)	10,992	78,263
Monarch Casino & Resort, Inc.	1,891	181,725
Monro, Inc.(c)	6,556	141,151
Motorcar Parts of America, Inc.(b)(c)	7,059	72,990
Movado Group, Inc.(c)	4,224	105,389
Nathan’s Famous, Inc.	757	76,139
National Vision Holdings, Inc.(b)(c)	15,811	426,423
Navan, Inc., Class A(b)(c)	1,176	11,454
OneSpaWorld Holdings Ltd. (Bahamas)	10,031	215,967
OneWater Marine, Inc., Class A(b)(c)	1,340	15,256
Oxford Industries, Inc.(c)	1,865	73,835
Papa John’s International, Inc.(c)	7,540	236,379
Patrick Industries, Inc.(c)	3,852	476,839
Peloton Interactive, Inc., Class A(b)(c)	34,164	137,339
Perdoceo Education Corp.	10,126	337,702
Petco Health & Wellness Co., Inc.(b)	18,687	47,652
Phinia, Inc.	7,883	572,542
Phoenix Education Partners, Inc.	1,072	31,731
Polaris, Inc.	6,856	416,433
Portillo’s, Inc., Class A(b)(c)	12,006	64,112
Pursuit Attractions and Hospitality, Inc.(b)(c)	1,291	44,875
RCI Hospitality Holdings, Inc.(c)	1,019	22,550
RealReal, Inc. (The)(b)(c)	16,302	199,863
Red Rock Resorts, Inc., Class A	6,233	377,408
Revolve Group, Inc.(b)	4,084	102,753
Rocky Brands, Inc.	3,441	155,533
Rush Street Interactive, Inc.(b)	14,022	276,935
Sabre Corp.(b)	37,954	44,786
Sally Beauty Holdings, Inc.(b)(c)	31,584	507,555
Savers Value Village, Inc.(b)(c)	5,882	55,467
Serve Robotics, Inc.(b)(c)	8,307	82,987
Shake Shack, Inc., Class A(b)(c)	1,486	142,671
Shoe Carnival, Inc.(c)	2,626	53,019
Signet Jewelers Ltd.(c)	4,450	428,046
Six Flags Entertainment Corp.(b)(c)	7,564	128,815
Sleep Number Corp.(b)(c)	2,154	13,290
Smith & Wesson Brands, Inc.(c)	7,832	93,201
Solid Power, Inc.(b)(c)	15,665	55,454
Sonic Automotive, Inc., Class A	3,988	250,127
Sonos, Inc.(b)	13,201	203,295
Standard Motor Products, Inc.	7,032	279,030
Steven Madden Ltd.	6,241	225,300
Stitch Fix, Inc., Class A(b)(c)	41,477	138,118
Strategic Education, Inc.	2,737	225,200
Strattec Security Corp.(b)(c)	2,080	183,040
Stride, Inc.(b)(c)	3,512	296,343
Sturm, Ruger & Co., Inc.(c)	2,802	104,907
Super Group (SGHC) Ltd. (Guernsey)	10,034	107,364
Superior Group of Cos., Inc.(c)	1,922	19,085
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Sweetgreen, Inc., Class A(b)(c)	3,725	$20,674
Target Hospitality Corp.(b)(c)	7,839	61,066
Taylor Morrison Home Corp., Class A(b)(c)	5,150	339,334
ThredUp, Inc., Class A(b)(c)	23,422	114,299
Tri Pointe Homes, Inc.(b)(c)	10,722	496,429
Udemy, Inc.(b)	8,238	41,437
United Parks & Resorts, Inc.(b)(c)	3,057	106,353
Universal Technical Institute, Inc.(b)(c)	6,945	251,409
Upbound Group, Inc.	8,382	179,794
Urban Outfitters, Inc.(b)	2,691	178,144
Victoria’s Secret & Co.(b)(c)	7,817	490,126
Visteon Corp.	4,756	455,007
Warby Parker, Inc., Class A(b)(c)	6,065	151,686
Weyco Group, Inc.(c)	1,327	41,495
Winmark Corp.	317	144,628
Winnebago Industries, Inc.(c)	5,087	202,920
Wolverine World Wide, Inc.	12,382	218,790
XPEL, Inc.(b)(c)(e)	3,636	154,966
Zumiez, Inc.(b)(c)	4,054	106,296
		33,460,991
Consumer Staples-3.51%
Andersons, Inc. (The)	10,808	705,654
B&G Foods, Inc.(c)	15,659	83,149
Beauty Health Co. (The)(b)(c)	26,103	27,147
BRC, Inc., Class A(b)(c)	12,728	8,012
Calavo Growers, Inc.(c)	3,071	82,426
Cal-Maine Foods, Inc.(c)	4,004	348,788
Central Garden & Pet Co.(b)(c)	1,202	47,106
Central Garden & Pet Co., Class A(b)	8,084	279,221
Chefs’ Warehouse, Inc. (The)(b)(c)	6,194	442,190
Dole PLC	20,648	331,194
Edgewell Personal Care Co.	6,217	141,375
Energizer Holdings, Inc.(c)	8,134	175,613
FitLife Brands, Inc.(b)	787	11,907
Fresh Del Monte Produce, Inc.	7,492	321,632
Grocery Outlet Holding Corp.(b)(c)	15,645	154,573
Herbalife Ltd.(b)	48,784	952,264
HF Foods Group, Inc.(b)	8,241	17,224
Honest Co., Inc. (The)(b)(c)	7,838	21,946
Ingles Markets, Inc., Class A(c)	4,730	402,523
Interparfums, Inc.	1,142	115,091
J&J Snack Foods Corp.	1,227	106,823
John B. Sanfilippo & Son, Inc.	1,448	119,619
Lifeway Foods, Inc.(b)(c)	867	19,213
Limoneira Co.(c)	1,543	21,741
Mama’s Creations, Inc.(b)(c)	6,290	107,811
Marzetti Co. (The)	902	148,235
Medifast, Inc.(b)(c)	2,250	23,692
MGP Ingredients, Inc.(c)	2,273	43,187
Mission Produce, Inc.(b)(c)	7,559	107,262
National Beverage Corp.(b)(c)	1,440	52,344
Natural Grocers by Vitamin Cottage, Inc.	2,449	66,196
Nature’s Sunshine Products, Inc.(b)(c)	5,167	143,023
Niagen Bioscience, Inc.(b)(c)	10,573	53,394
Nu Skin Enterprises, Inc., Class A	21,073	178,699
Oil-Dri Corp.of America(c)	2,631	178,487
Olaplex Holdings, Inc.(b)(c)	20,676	33,288
PriceSmart, Inc.(c)	2,914	450,563
Seneca Foods Corp., Class A(b)	2,084	289,634
	Shares	Value
Consumer Staples-(continued)
Simply Good Foods Co. (The)(b)(c)	6,373	$108,723
Spectrum Brands Holdings, Inc.	3,433	269,079
SunOpta, Inc. (Canada)(b)	10,795	69,952
Tootsie Roll Industries, Inc.(c)	2,551	107,729
Turning Point Brands, Inc.	2,786	381,654
United Natural Foods, Inc.(b)(c)	16,990	649,188
Universal Corp.(c)	6,011	322,971
USANA Health Sciences, Inc.(b)	1,996	42,954
Utz Brands, Inc.	10,526	97,787
Village Super Market, Inc., Class A(c)	2,975	116,471
Vita Coco Co., Inc. (The)(b)(c)	3,921	227,653
Vital Farms, Inc.(b)(c)	3,469	73,161
WD-40 Co.	771	183,652
Weis Markets, Inc.	2,934	198,808
Zevia PBC, Class A(b)(c)	5,995	8,033
		9,670,061
Energy-9.37%
Archrock, Inc.(c)	10,123	357,646
Ardmore Shipping Corp. (Ireland)	12,505	204,832
Atlas Energy Solutions, Inc.(c)	7,673	73,891
BKV Corp. (Thailand)(b)(c)	1,640	51,381
Borr Drilling Ltd. (Mexico)(c)	43,114	264,289
Bristow Group, Inc.(b)	8,288	395,338
Cactus, Inc., Class A	5,020	271,080
California Resources Corp.(c)	8,150	479,546
Calumet, Inc.(b)(c)	9,838	265,232
Centrus Energy Corp., Class A(b)(c)	1,294	262,151
Clean Energy Fuels Corp.(b)	23,067	52,131
CNX Resources Corp.(b)(c)	5,817	243,034
Comstock Resources, Inc.(b)	2,081	40,808
Core Laboratories, Inc.	8,944	157,325
Core Natural Resources, Inc.	2,957	242,711
Crescent Energy Co., Class A(c)	29,668	345,929
CVR Energy, Inc.(b)	6,664	161,002
Delek US Holdings, Inc.	19,468	741,926
DHT Holdings, Inc.	30,533	595,088
Diversified Energy Co.	11,130	153,149
DMC Global, Inc.(b)(c)	4,874	28,708
Dorian LPG Ltd.	9,448	349,482
enCore Energy Corp. (Canada)(b)(c)	5,928	16,006
Energy Fuels, Inc.(b)(c)	19,880	423,842
Energy Services of America Corp.(c)	2,736	42,736
Epsilon Energy Ltd.(c)	3,085	15,795
Evolution Petroleum Corp.(c)	6,703	29,962
Excelerate Energy, Inc., Class A(c)	5,592	225,078
Expro Group Holdings N.V.(b)	20,402	364,380
FLEX LNG Ltd. (Norway)(b)(c)	7,772	212,331
Flowco Holdings, Inc.	5,527	124,689
Forum Energy Technologies, Inc.(b)	3,722	215,988
FutureFuel Corp.	4,804	20,753
Gevo, Inc.(b)(c)	10,493	19,097
Golar LNG Ltd. (Cameroon)	4,922	218,832
Granite Ridge Resources, Inc.	12,722	64,373
Green Plains, Inc.(b)	21,524	295,525
Gulfport Energy Corp.(b)(c)	947	197,601
Helix Energy Solutions Group, Inc.(b)	25,223	231,799
Helmerich & Payne, Inc.(c)	11,965	421,407
HighPeak Energy, Inc.(c)	3,181	16,573
Infinity Natural Resources, Inc., Class A(b)(c)	4,115	68,309
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Energy-(continued)
Innovex International, Inc.(b)(c)	9,914	$261,234
International Seaways, Inc.	9,990	754,545
Kinetik Holdings, Inc., Class A(c)	2,307	104,945
Kodiak Gas Services, Inc.(c)	6,305	344,064
Kolibri Global Energy, Inc. (Canada)(b)	7,250	27,695
Kosmos Energy Ltd. (Ghana)(b)	63,731	148,493
Liberty Energy, Inc., Class A	24,521	688,795
Lightbridge Corp.(b)(c)	6,448	83,373
Magnolia Oil & Gas Corp., Class A	15,600	433,992
Murphy Oil Corp.(c)	14,350	475,703
Nabors Industries Ltd.(b)(c)	4,330	338,260
NACCO Industries, Inc., Class A	1,502	86,185
National Energy Services Reunited Corp.(b)	22,172	555,409
Natural Gas Services Group, Inc.	2,921	111,757
Navigator Holdings Ltd.	7,816	164,292
New Fortress Energy, Inc.(b)(c)	15,466	16,858
NextDecade Corp.(b)(c)	6,323	34,081
Noble Corp. PLC(c)	9,976	453,210
Nordic American Tankers Ltd.(c)	75,223	431,028
Northern Oil and Gas, Inc.(c)	11,702	322,858
Oceaneering International, Inc.(b)(c)	14,346	509,283
Oil States International, Inc.(b)	22,151	289,957
OPAL Fuels, Inc., Class A(b)	5,568	11,637
Par Pacific Holdings, Inc.(b)	17,337	739,770
Patterson-UTI Energy, Inc.	46,106	392,362
PBF Energy, Inc., Class A	14,911	530,832
Peabody Energy Corp.	24,197	763,173
PrimeEnergy Resources Corp.(b)(c)	110	21,879
ProFrac Holding Corp., Class A(b)	5,223	25,854
ProPetro Holding Corp.(b)	21,395	259,521
Ranger Energy Services, Inc., Class A	5,984	104,241
REX American Resources Corp.(b)	7,955	282,880
Riley Exploration Permian, Inc.(c)	4,405	127,040
RPC, Inc.(c)	23,231	134,972
SandRidge Energy, Inc.	12,895	226,049
Scorpio Tankers, Inc. (Monaco)	8,975	709,743
Seadrill Ltd. (Norway)(b)(c)	9,800	430,024
Select Water Solutions, Inc., Class A(c)	19,469	266,141
SFL Corp. Ltd. (Norway)(c)	27,101	298,382
SM Energy Co.	11,815	273,281
Solaris Energy Infrastructure, Inc., Class B	6,901	342,497
Summit Midstream Corp.(b)(c)	569	16,791
Talos Energy, Inc.(b)(c)	35,378	433,381
Teekay Corp. Ltd. (Bermuda)(c)	25,732	333,229
Teekay Tankers Ltd., Class A (Canada)	8,602	673,279
TETRA Technologies, Inc.(b)(c)	51,098	442,509
Tidewater, Inc.(b)(c)	6,515	517,421
Transocean Ltd.(b)(c)	44,531	288,561
Uranium Energy Corp.(b)(c)	15,071	231,038
VAALCO Energy, Inc.	29,603	152,455
Valaris Ltd.(b)	7,001	671,046
Vitesse Energy, Inc.	5,310	102,536
W&T Offshore, Inc.	29,148	77,242
World Kinect Corp.(c)	13,480	336,326
		25,813,864
Financials-20.69%
1st Source Corp.(c)	3,210	215,102
Acacia Research Corp.(b)(c)	3,793	15,893
Acadian Asset Management, Inc.	4,683	252,226
	Shares	Value
Financials-(continued)
ACNB Corp.	2,154	$108,562
ACRES Commercial Realty Corp.(b)(c)	2,040	37,760
Adamas Trust, Inc.(c)	9,554	78,725
Alerus Financial Corp.(c)	4,539	108,210
Amalgamated Financial Corp.(c)	4,342	167,124
Amerant Bancorp, Inc.	5,055	107,924
American Coastal Insurance Corp.	9,377	106,804
American Integrity Insurance Group, Inc.(b)	2,606	53,058
Ameris Bancorp	3,102	240,901
AMERISAFE, Inc.	2,184	71,046
Ames National Corp.	2,212	59,746
Apollo Commercial Real Estate Finance, Inc.(c)	19,845	210,357
Arbor Realty Trust, Inc.(c)	26,051	206,584
Ares Commercial Real Estate Corp.(c)	6,220	31,224
ARMOUR Residential REIT, Inc.(c)	12,705	228,055
Arrow Financial Corp.	3,209	106,892
Artisan Partners Asset Management, Inc., Class A(c)	6,586	265,284
Associated Banc-Corp	11,449	302,368
Ategrity Specialty Holdings LLC(b)	1,351	29,884
Atlantic Union Bankshares Corp., Class B(c)	5,572	206,498
Atlanticus Holdings Corp.(b)(c)	1,525	79,773
Avidbank Holdings, Inc.(b)	638	18,425
Axos Financial, Inc.(b)	3,915	339,900
Bakkt, Inc.(b)(c)	4,906	46,901
Baldwin Insurance Group, Inc. (The), Class A(b)(c)	5,011	116,406
Banc of California, Inc.	12,849	237,321
BancFirst Corp.(c)	1,246	137,060
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	7,083	354,362
Bancorp, Inc. (The)(b)	4,602	241,559
Bank First Corp.(c)	1,462	196,888
Bank of Hawaii Corp.	3,576	270,954
Bank of Marin Bancorp	2,211	55,032
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	8,787	445,940
Bank7 Corp.	942	38,321
BankUnited, Inc.	8,922	416,657
Bankwell Financial Group, Inc.	1,814	84,714
Banner Corp.	4,388	258,234
Bar Harbor Bankshares	3,309	106,748
BayCom Corp.	2,243	65,944
BCB Bancorp, Inc.(c)	3,147	25,176
Beacon Financial Corp.	6,967	207,199
BGC Group, Inc., Class A	28,921	275,328
Blackstone Mortgage Trust, Inc., Class A	11,987	230,270
Blue Foundry Bancorp(b)(c)	1,449	19,098
Blue Ridge Bankshares, Inc.	8,946	36,321
Bowhead Specialty Holdings, Inc.(b)	3,319	84,070
Bread Financial Holdings, Inc.	7,164	507,641
Bridgewater Bancshares, Inc.(b)(c)	5,159	94,307
BrightSpire Capital, Inc.(c)	13,475	78,290
Burford Capital Ltd.(c)	16,109	135,960
Burke & Herbert Financial Services Corp.(c)	2,202	141,897
Business First Bancshares, Inc.(c)	5,516	150,587
BV Financial, Inc.(b)(c)	1,547	28,898
Byline Bancorp, Inc.	5,514	172,037
C&F Financial Corp.	777	56,581
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
California BanCorp	3,681	$67,399
Camden National Corp.(c)	3,012	139,034
Cantaloupe, Inc.(b)(c)	10,212	106,613
Capital Bancorp, Inc.	2,108	61,996
Capital City Bank Group, Inc.	2,922	125,193
Capitol Federal Financial, Inc.	24,140	173,325
Carter Bankshares, Inc.(b)	4,447	92,675
Cass Information Systems, Inc.	2,007	89,071
Cathay General Bancorp	5,937	295,128
CB Financial Services, Inc.(c)	947	32,965
Central Pacific Financial Corp.	5,450	173,582
CF Bankshares, Inc.	1,003	30,311
Chain Bridge Bancorp, Inc.(b)(c)	575	19,837
Chemung Financial Corp.	1,030	57,186
Chicago Atlantic Real Estate Finance, Inc.	3,307	40,180
Chimera Investment Corp.	17,139	233,262
ChoiceOne Financial Services, Inc.	2,255	64,538
Citizens & Northern Corp.	3,831	86,044
Citizens Community Bancorp, Inc.	2,228	38,789
Citizens Financial Services, Inc.	955	57,357
Citizens, Inc.(b)	14,942	80,986
City Holding Co.(c)	1,731	207,668
Civista Bancshares, Inc.	4,388	104,478
Claros Mortgage Trust, Inc.(b)(c)	3,851	9,204
CNB Financial Corp.	5,423	151,898
CNO Financial Group, Inc.	10,279	429,765
Coastal Financial Corp.(b)(c)	2,502	185,623
CoastalSouth Bancshares, Inc.	811	19,910
Cohen & Steers, Inc.(c)	1,060	70,882
Colony Bankcorp, Inc.	3,737	74,105
Columbia Financial, Inc.(b)(c)	2,157	38,610
Commercial Bancgroup, Inc.(b)(c)	1,707	44,399
Community Financial System, Inc.	4,108	248,739
Community Trust Bancorp, Inc.	2,982	179,039
Community West Bancshares, Class B(c)	2,942	68,343
Compass Diversified Holdings	4,623	34,626
ConnectOne Bancorp, Inc.	7,134	189,265
Consumer Portfolio Services, Inc.(b)(c)	2,461	19,934
Crawford & Co., Class A	4,566	49,130
Customers Bancorp, Inc.(b)(c)	5,468	368,762
CVB Financial Corp.(c)	11,524	221,607
Dave, Inc.(b)(c)	2,314	447,227
Diamond Hill Investment Group, Inc.	438	75,279
DigitalBridge Group, Inc.(c)	13,044	201,530
Dime Community Bancshares, Inc., Class B(c)	5,091	164,694
Donegal Group, Inc., Class A	5,232	92,188
Donnelley Financial Solutions, Inc.(b)(c)	3,492	173,762
Dynex Capital, Inc.	14,948	209,720
Eagle Bancorp Montana, Inc.	2,163	46,937
Eagle Bancorp, Inc.(c)	4,337	110,377
Eagle Financial Services, Inc.(c)	1,083	37,591
Eastern Bankshares, Inc.	10,662	208,549
ECB Bancorp, Inc.(b)(c)	1,342	23,069
Ellington Financial, Inc.	2,824	35,074
Employers Holdings, Inc.	3,828	158,288
Enact Holdings, Inc.	1,542	64,517
Encore Capital Group, Inc.(b)(c)	3,537	241,542
Enova International, Inc.(b)	4,159	578,309
Enterprise Financial Services Corp.	4,991	284,986
Equity Bancshares, Inc., Class A	2,828	126,921
	Shares	Value
Financials-(continued)
Esquire Financial Holdings, Inc.(c)	1,254	$126,629
Essent Group Ltd.	4,705	286,252
EVERTEC, Inc.	8,096	229,198
F&G Annuities & Life, Inc.(c)	1,519	34,405
Farmers & Merchants Bancorp, Inc.(c)	2,287	59,142
Farmers National Banc Corp.(c)	11,678	150,997
FB Bancorp, Inc.(b)	1,747	23,008
FB Financial Corp.(c)	3,107	169,922
Federal Agricultural Mortgage Corp., Class C	1,633	257,459
Fidelis Insurance Holdings Ltd. (United Kingdom)(c)	11,322	215,797
Fidelity D&D Bancorp, Inc.	945	41,438
Finance of America Cos., Inc., Class A(b)(c)	1,185	22,930
Financial Institutions, Inc.	3,157	99,067
Finward Bancorp	861	32,167
Finwise Bancorp(b)	1,130	19,029
First Bancorp	18,235	385,306
First Bancorp, Inc. (The)	2,267	62,683
First Bancorp/Southern Pines NC(c)	4,847	275,261
First Bank	5,226	83,198
First Busey Corp.	9,397	238,308
First Business Financial Services, Inc.	2,151	117,552
First Capital, Inc.(c)	1,087	55,220
First Commonwealth Financial Corp.	14,073	246,700
First Community Bankshares, Inc.(c)	2,414	94,460
First Community Corp.	1,589	45,795
First Financial Bancorp	12,285	344,840
First Financial Bankshares, Inc.	5,495	169,960
First Financial Corp.	2,702	171,199
First Foundation, Inc.(b)(c)	3,956	23,222
First Internet Bancorp	1,171	23,748
First Interstate BancSystem, Inc., Class A(c)	7,514	260,060
First Merchants Corp.	8,823	344,803
First Mid Bancshares, Inc.	4,478	183,643
First National Corp.	677	17,974
First United Corp.	1,393	49,410
First Western Financial, Inc.(b)(c)	1,614	40,818
FirstCash Holdings, Inc.(c)	1,526	294,198
FirstSun Capital Bancorp(b)(c)	2,008	73,232
Five Star Bancorp	2,934	114,221
Flagstar Bank N.A	8,158	103,525
Flushing Financial Corp.	4,592	70,855
Flywire Corp.(b)	7,800	96,018
Forge Global Holdings, Inc.(b)(c)	2,645	119,025
Franklin BSP Realty Trust, Inc.(c)	13,206	120,571
Franklin Financial Services Corp.	1,277	65,740
FS Bancorp, Inc.	1,600	63,216
Fulton Financial Corp.(c)	17,197	351,679
FVCBankcorp, Inc.	3,015	46,552
GBank Financial Holdings, Inc.(b)	1,495	45,164
GCM Grosvenor, Inc., Class A	11,844	137,154
Genworth Financial, Inc., Class A(b)(c)	54,768	462,242
German American Bancorp, Inc.(c)	4,356	180,077
Glacier Bancorp, Inc.	3,542	161,126
Goosehead Insurance, Inc., Class A(b)(c)	1,579	85,582
Great Southern Bancorp, Inc.(c)	1,560	95,987
Green Dot Corp., Class A(b)	16,509	190,844
Greene County Bancorp, Inc.	1,007	22,224
Greenlight Capital Re Ltd., Class A(b)	6,863	97,386
HA Sustainable Infrastructure Capital, Inc.(c)	6,136	224,087
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
Hamilton Insurance Group Ltd., Class B (Bermuda)(b)	13,621	$430,287
Hancock Whitney Corp.	5,400	355,374
Hanmi Financial Corp.	6,511	170,002
Hanover Bancorp, Inc.	865	17,888
Hawthorn Bancshares, Inc.	1,389	45,823
HBT Financial, Inc.	2,559	68,991
HCI Group, Inc.	2,018	356,016
Heritage Commerce Corp.(c)	11,667	145,021
Heritage Financial Corp.(c)	5,636	148,847
Heritage Insurance Holdings, Inc.(b)(c)	11,326	315,656
Hilltop Holdings, Inc.	7,630	285,591
Hingham Institution for Savings (The)(c)	252	70,338
Hippo Holdings, Inc.(b)(c)	3,077	88,495
Home Bancorp, Inc.	1,767	104,430
Home BancShares, Inc.	7,739	212,513
HomeTrust Bancshares, Inc.(c)	3,359	141,548
Hope Bancorp, Inc.(c)	18,365	206,790
Horace Mann Educators Corp.	9,102	396,028
Horizon Bancorp, Inc.	6,767	113,956
Independent Bank Corp.(c)	3,585	279,881
Independent Bank Corp.	3,690	128,227
International Bancshares Corp.(c)	3,960	265,756
International Money Express, Inc.(b)(c)	5,402	85,244
Invesco Mortgage Capital, Inc.(c)(f)	22,712	191,462
Investar Holding Corp.	2,121	59,876
Investors Title Co.	280	64,652
Jackson Financial, Inc., Class A	3,908	427,848
Jefferson Capital, Inc.	700	14,441
John Marshall Bancorp, Inc.	2,082	39,974
Kearny Financial Corp.	10,747	82,215
Kingstone Cos., Inc.(c)	2,994	49,341
Kingsway Financial Services, Inc. (Canada)(b)(c)	3,297	40,355
KKR Real Estate Finance Trust, Inc.(c)	12,342	85,777
Ladder Capital Corp.	17,498	181,454
Lakeland Financial Corp.(c)	2,866	166,486
Landmark Bancorp, Inc.(c)	1,171	32,484
LCNB Corp.	4,311	73,244
Lemonade, Inc.(b)(c)	2,537	131,264
LendingClub Corp.(b)(c)	1,109	16,535
LendingTree, Inc.(b)(c)	3,112	116,295
LINKBANCORP, Inc.	4,660	40,309
Live Oak Bancshares, Inc.	6,280	227,776
Lument Finance Trust, Inc.	8,341	11,511
MainStreet Bancshares, Inc.	1,180	26,196
Marex Group PLC (United Kingdom)(c)	10,443	453,853
Marqeta, Inc., Class A(b)(c)	42,853	164,556
Mechanics Bancorp(c)	2,166	30,887
Medallion Financial Corp.	5,243	52,902
Mercantile Bank Corp.	3,605	186,234
Merchants Bancorp(c)	1,062	44,901
Mercury General Corp.	2,479	224,548
Meridian Corp.	2,370	46,073
MetroCity Bankshares, Inc.	3,065	86,126
Metropolitan Bank Holding Corp.	2,894	243,530
MFA Financial, Inc.	24,675	249,464
Miami International Holdings, Inc.(b)	972	41,407
Mid Penn Bancorp, Inc.(c)	3,684	118,514
Midland States Bancorp, Inc.(c)	4,103	90,799
	Shares	Value
Financials-(continued)
Moelis & Co., Class A	2,920	$173,331
MVB Financial Corp.	2,332	62,964
National Bank Holdings Corp., Class A	5,333	213,267
National Bankshares, Inc.(c)	1,058	39,728
Navient Corp.	14,477	127,253
NB Bancorp, Inc.	5,937	126,696
NBT Bancorp, Inc.	4,969	212,276
NCR Atleos Corp.(b)(c)	11,735	519,626
Nelnet, Inc., Class A	1,206	156,129
NerdWallet, Inc., Class A(b)(c)	9,336	101,296
Nexpoint Real Estate Finance, Inc.	1,578	22,897
NI Holdings, Inc.(b)	1,238	16,441
Nicolet Bankshares, Inc.	2,520	384,955
NMI Holdings, Inc., Class A(b)	8,325	327,256
Northeast Bank	1,318	146,140
Northeast Community Bancorp, Inc.	2,617	63,331
Northfield Bancorp, Inc.	6,476	86,390
Northpointe Bancshares, Inc.(c)	4,309	77,821
Northrim BanCorp, Inc.	3,875	91,024
Northwest Bancshares, Inc.(c)	17,203	214,177
Norwood Financial Corp.	1,437	41,759
Oak Valley Bancorp(c)	1,540	49,280
OceanFirst Financial Corp.(c)	11,286	203,825
Octave Specialty Group, Inc.(b)(c)	6,296	33,684
OFG Bancorp	7,181	287,814
Ohio Valley Banc Corp.	1,139	48,556
Old National Bancorp	6,676	154,216
Old Second Bancorp, Inc.	10,268	201,561
Onity Group, Inc.(b)	1,287	53,938
OP Bancorp(c)	2,529	33,787
Oportun Financial Corp.(b)(c)	20,152	104,387
OppFi, Inc.	12,810	117,596
Orange County Bancorp, Inc.(c)	2,215	73,560
Orchid Island Capital, Inc.(c)	22,673	168,687
Origin Bancorp, Inc.	5,714	237,702
Orrstown Financial Services, Inc.	2,730	98,116
Oscar Health, Inc., Class A(b)(c)	25,938	353,794
Pagseguro Digital Ltd., Class A (Brazil)(c)	28,900	306,629
Palomar Holdings, Inc.(b)(c)	2,081	257,440
Park National Corp.	1,280	210,598
Parke Bancorp, Inc.	2,482	69,149
Pathward Financial, Inc.(c)	4,472	406,013
Patria Investments Ltd., Class A (Cayman Islands)(c)	10,587	138,901
Payoneer Global, Inc.(b)	18,677	80,685
Paysafe Ltd.(b)(c)	4,873	30,505
Paysign, Inc.(b)(c)	9,853	34,978
PCB Bancorp	2,743	61,333
Peapack-Gladstone Financial Corp.(c)	2,955	98,963
PennyMac Mortgage Investment Trust(c)	2,841	34,831
Peoples Bancorp of North Carolina, Inc.	1,003	38,325
Peoples Bancorp, Inc.(c)	6,888	222,276
Peoples Financial Services Corp.	1,432	76,755
Perella Weinberg Partners(c)	8,766	162,259
Pioneer Bancorp, Inc.(b)	2,137	30,153
Piper Sandler Cos.	563	166,395
PJT Partners, Inc., Class A	1,650	243,672
Plumas Bancorp	1,163	58,499
Ponce Financial Group, Inc.(b)	3,452	56,095
PRA Group, Inc.(b)	5,422	85,396
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
Preferred Bank(c)	2,578	$226,142
Primis Financial Corp.	3,139	41,466
Princeton Bancorp, Inc.	958	32,543
Priority Technology Holdings, Inc.(b)(c)	5,257	29,176
ProAssurance Corp.(b)(c)	11,135	273,364
PROG Holdings, Inc.	6,825	240,308
Provident Financial Services, Inc.(c)	17,062	358,984
QCR Holdings, Inc.	3,446	298,079
Radian Group, Inc.	4,213	145,433
RBB Bancorp(c)	3,853	82,839
Ready Capital Corp.	13,483	24,944
Red River Bancshares, Inc.	1,135	100,674
Redwood Trust, Inc.(c)	4,328	26,184
Regional Management Corp.	3,111	98,992
Remitly Global, Inc.(b)	7,221	120,591
Renasant Corp.	6,211	233,844
Repay Holdings Corp., Class A(b)(c)	9,155	25,451
Republic Bancorp, Inc., Class A	1,495	103,155
Richmond Mutual BanCorp, Inc.	1,663	22,450
Ridgepost Capital, Inc., Class A	5,837	47,105
Riverview Bancorp, Inc.(c)	3,733	19,972
Root, Inc., Class A(b)(c)	6,543	339,451
S&T Bancorp, Inc.(c)	6,338	264,992
Safety Insurance Group, Inc.	2,769	214,957
SB Financial Group, Inc.	1,232	25,576
Seacoast Banking Corp. of Florida	8,182	254,624
Security National Financial Corp., Class A(b)(c)	3,457	31,320
Selective Insurance Group, Inc.	3,686	309,771
Selectquote, Inc.(b)	31,209	26,843
ServisFirst Bancshares, Inc.	2,539	205,684
Seven Hills Realty Trust(c)	3,277	28,051
Sezzle, Inc.(b)(c)	3,351	244,455
Shore Bancshares, Inc.	6,482	120,436
Sierra Bancorp	2,989	107,544
Silvercrest Asset Management Group, Inc., Class A	1,334	20,283
Simmons First National Corp., Class A	13,838	275,515
SiriusPoint Ltd.(b)	18,715	395,635
Skyward Specialty Insurance Group, Inc.(b)	4,929	229,051
Slide Insurance Holdings, Inc.(b)(c)	5,033	95,627
SmartFinancial, Inc.	3,062	120,061
South Plains Financial, Inc.	2,734	111,985
Southern First Bancshares, Inc.(b)	1,669	93,197
Southern Missouri Bancorp, Inc.	2,001	123,882
Southside Bancshares, Inc.(c)	5,515	172,730
SR Bancorp, Inc.(c)	1,399	23,153
Stellar Bancorp, Inc.	7,279	274,127
StepStone Group, Inc., Class A	1,998	86,194
Stewart Information Services Corp.	4,022	285,522
Stock Yards Bancorp, Inc.(c)	2,622	168,175
StoneCo Ltd., Class A (Brazil)(b)	7,255	121,884
StoneX Group, Inc.(b)	5,682	724,455
SWK Holdings Corp.(c)	765	12,561
Texas Capital Bancshares, Inc.(b)	3,331	317,444
Third Coast Bancshares, Inc.(b)(c)	2,826	111,938
Timberland Bancorp, Inc.	1,818	69,229
Tiptree, Inc.	6,550	111,546
Tompkins Financial Corp.(c)	2,422	185,792
Towne Bank	6,501	222,724
	Shares	Value
Financials-(continued)
TPG Mortgage Investment Trust, Inc.	11,076	$89,605
TPG RE Finance Trust, Inc.	17,053	144,268
TriCo Bancshares	4,435	211,904
Triumph Financial, Inc.(b)(c)	1,496	83,567
Trupanion, Inc.(b)(c)	3,601	95,571
TrustCo Bank Corp.	3,919	169,967
Trustmark Corp.	6,748	287,397
Two Harbors Investment Corp.(c)	24,530	253,395
UMB Financial Corp.	1,142	132,335
Union Bankshares, Inc.(c)	641	14,903
United Bankshares, Inc.	6,307	260,479
United Community Banks, Inc.(c)	8,889	285,959
United Fire Group, Inc.	7,432	288,807
United Security Bancshares	2,986	31,025
Unity Bancorp, Inc.	1,590	84,572
Universal Insurance Holdings, Inc.	10,210	359,086
Univest Financial Corp.(c)	5,770	193,583
Upstart Holdings, Inc.(b)(c)	2,917	79,430
USCB Financial Holdings, Inc., Class A	2,655	50,259
Valley National Bancorp	21,645	272,943
Velocity Financial, Inc.(b)	1,908	35,470
Victory Capital Holdings, Inc., Class A	2,428	167,969
Virginia National Bankshares Corp.(c)	920	35,622
Virtus Investment Partners, Inc.	815	112,763
WaFd, Inc.(c)	9,322	290,473
Walker & Dunlop, Inc.	2,183	100,440
Washington Trust Bancorp, Inc.	2,711	91,334
Waterstone Financial, Inc.	4,447	79,201
Webull Corp. (Cayman Islands)(b)(c)	30,688	178,297
WesBanco, Inc.	6,973	243,148
West Bancorporation, Inc.	3,261	79,405
Westamerica Bancorporation	4,089	207,108
Western New England Bancorp, Inc.	4,145	53,263
Westwood Holdings Group, Inc.	1,740	29,162
WisdomTree, Inc.(c)	15,151	259,234
World Acceptance Corp.(b)(c)	1,096	147,828
WSFS Financial Corp.(c)	5,511	350,004
		57,018,336
Health Care-11.84%
10X Genomics, Inc., Class A(b)	7,864	181,265
Acadia Pharmaceuticals, Inc.(b)(c)	9,327	229,071
Accendra Health, Inc.(b)	6,974	16,877
Accuray, Inc.(b)	19,051	11,002
Acme United Corp.	871	39,204
AdaptHealth Corp.(b)(c)	25,609	234,322
Adaptive Biotechnologies Corp.(b)	10,397	166,560
Addus HomeCare Corp.(b)(c)	1,667	172,584
ADMA Biologics, Inc.(b)	9,495	147,837
Agios Pharmaceuticals, Inc.(b)	5,218	157,740
Akebia Therapeutics, Inc.(b)	9,779	12,810
Alignment Healthcare, Inc.(b)(c)	13,276	255,165
Alkermes PLC(b)	8,450	254,345
Alphatec Holdings, Inc.(b)(c)	8,020	109,232
Amicus Therapeutics, Inc.(b)	12,905	185,445
AMN Healthcare Services, Inc.(b)	8,324	162,152
Amneal Pharmaceuticals, Inc.(b)	14,119	194,983
Amphastar Pharmaceuticals, Inc.(b)(c)	4,973	100,604
Amylyx Pharmaceuticals, Inc.(b)(c)	2,470	37,470
AnaptysBio, Inc.(b)(c)	705	38,810
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
AngioDynamics, Inc.(b)(c)	5,976	$68,365
ANI Pharmaceuticals, Inc.(b)(c)	2,582	190,810
Apogee Therapeutics, Inc.(b)(c)	1,667	116,690
Aquestive Therapeutics, Inc.(b)(c)	17,310	69,240
Arbutus Biopharma Corp.(b)	7,960	37,094
Arcellx, Inc.(b)(c)	1,983	225,646
Arcus Biosciences, Inc.(b)(c)	3,820	77,813
Arcutis Biotherapeutics, Inc.(b)	7,034	189,707
Ardelyx, Inc.(b)(c)	23,470	153,728
Ardent Health, Inc.(b)(c)	3,364	31,588
ArriVent Biopharma, Inc.(b)	884	20,305
Arrowhead Pharmaceuticals, Inc.(b)(c)	4,247	268,708
ARS Pharmaceuticals, Inc.(b)(c)	4,900	45,472
Artivion, Inc.(b)	4,398	169,323
Astrana Health, Inc.(b)(c)	6,255	127,164
AtriCure, Inc.(b)	4,168	130,292
Atrium Therapeutics, Inc.(b)	146	2,152
Aurinia Pharmaceuticals, Inc. (Canada)(b)	16,183	229,313
Avanos Medical, Inc.(b)	1,332	18,781
Aveanna Healthcare Holdings, Inc.(b)(c)	18,691	137,566
Avidity Biosciences, Inc.(b)	1,459	105,048
Axogen, Inc.(b)(c)	6,675	211,798
Axsome Therapeutics, Inc.(b)	875	143,404
Azenta, Inc.(b)(c)	1,758	47,431
Beam Therapeutics, Inc.(b)(c)	709	20,178
Beta Bionics, Inc.(b)(c)	2,220	28,039
Bicara Therapeutics, Inc.(b)(c)	2,048	34,365
BioCryst Pharmaceuticals, Inc.(b)(c)	13,784	120,610
BioLife Solutions, Inc.(b)(c)	3,607	87,289
Bioventus, Inc., Class A(b)(c)	7,011	61,557
BridgeBio Pharma, Inc.(b)(c)	949	63,090
Bright Minds Biosciences, Inc. (Canada)(b)	1,721	144,254
BrightSpring Health Services, Inc.(b)(c)	7,433	307,949
Brookdale Senior Living, Inc.(b)	41,512	635,134
Butterfly Network, Inc.(b)(c)	10,305	39,056
CareDx, Inc.(b)(c)	7,375	138,355
Castle Biosciences, Inc.(b)(c)	5,647	166,982
Catalyst Pharmaceuticals, Inc.(b)(c)	11,240	259,419
Celcuity, Inc.(b)(c)	3,080	344,067
Celldex Therapeutics, Inc.(b)(c)	1,879	56,539
Ceribell, Inc.(b)	1,199	22,385
Cerus Corp.(b)	25,209	64,535
CG Oncology, Inc.(b)(c)	3,041	178,811
Claritev Corp.(b)(c)	434	5,846
ClearPoint Neuro, Inc.(b)(c)	2,044	25,693
Clover Health Investments Corp.(b)(c)	60,503	126,451
Cogent Biosciences, Inc.(b)(c)	5,734	222,766
Coherus Oncology, Inc.(b)(c)	23,273	38,866
Collegium Pharmaceutical, Inc.(b)(c)	8,631	359,654
Community Health Systems, Inc.(b)(c)	48,379	167,391
Compass Therapeutics, Inc.(b)(c)	17,554	99,180
Concentra Group Holdings Parent, Inc.(c)	14,151	339,058
CONMED Corp.(c)	3,904	179,584
CorMedix, Inc.(b)(c)	7,925	56,505
CorVel Corp.(b)	871	44,926
Corvus Pharmaceuticals, Inc.(b)(c)	11,842	216,235
Crinetics Pharmaceuticals, Inc.(b)(c)	1,317	54,129
CRISPR Therapeutics AG (Switzerland)(b)(c)	1,974	118,716
Cross Country Healthcare, Inc.(b)(c)	6,494	56,498
CryoPort, Inc.(b)	1,562	13,152
	Shares	Value
Health Care-(continued)
Cytek Biosciences, Inc.(b)(c)	14,785	$66,237
Cytokinetics, Inc.(b)(c)	1,627	101,232
Day One Biopharmaceuticals, Inc.(b)(c)	2,152	22,811
Definium Therapeutics, Inc.(b)	9,864	172,127
Delcath Systems, Inc.(b)(c)	1,389	12,362
Denali Therapeutics, Inc.(b)(c)	1,423	30,139
Design Therapeutics, Inc.(b)	1,453	15,169
DiaMedica Therapeutics, Inc.(b)	3,944	31,355
Dianthus Therapeutics, Inc.(b)	2,900	160,051
Disc Medicine, Inc.(b)(c)	1,830	121,915
Dyne Therapeutics, Inc.(b)(c)	2,097	32,755
Edgewise Therapeutics, Inc.(b)(c)	1,949	59,328
Electromed, Inc.(b)(c)	950	22,515
Embecta Corp.	13,232	135,760
Emergent BioSolutions, Inc.(b)(c)	11,776	95,974
Enanta Pharmaceuticals, Inc.(b)	1,551	22,179
Enhabit, Inc.(b)(c)	8,244	112,201
Enliven Therapeutics, Inc.(b)(c)	1,984	58,905
Enovis Corp.(b)(c)	531	13,525
Ensign Group, Inc. (The)(c)	764	163,626
Entrada Therapeutics, Inc.(b)(c)	3,323	39,643
Esperion Therapeutics, Inc.(b)	34,964	117,129
Eton Pharmaceuticals, Inc.(b)(c)	4,925	83,676
Evolent Health, Inc., Class A(b)(c)	12,722	41,346
Evolus, Inc.(b)(c)	2,538	10,913
EyePoint, Inc.(b)(c)	8,699	152,754
Fennec Pharmaceuticals, Inc. (Canada)(b)	5,387	45,736
Fortrea Holdings, Inc.(b)	11,191	119,968
Fulcrum Therapeutics, Inc.(b)(c)	15,046	126,085
Fulgent Genetics, Inc.(b)(c)	3,332	51,080
GeneDx Holdings Corp.(b)(c)	1,683	134,152
Glaukos Corp.(b)	700	84,280
Gossamer Bio., Inc.(b)	30,717	13,052
Guardant Health, Inc.(b)(c)	899	84,416
Guardian Pharmacy Services, Inc., Class A(b)(c)	2,954	98,989
Gyre Therapeutics, Inc.(b)(c)	2,212	18,227
Haemonetics Corp.(b)	2,979	188,630
Harmony Biosciences Holdings, Inc.(b)	5,855	167,102
Harrow, Inc.(b)(c)	3,053	165,412
HealthEquity, Inc.(b)	1,093	83,604
HealthStream, Inc.	2,891	61,376
Heartflow, Inc.(b)(c)	859	19,894
Hims & Hers Health, Inc.(b)(c)	4,807	69,798
ICU Medical, Inc.(b)	1,255	188,978
Ideaya Biosciences, Inc.(b)(c)	2,097	67,523
Immunome, Inc.(b)(c)	3,246	70,958
Immunovant, Inc.(b)(c)	841	23,321
Indivior Pharmaceuticals, Inc.(b)	8,530	279,102
Inhibrx Biosciences, Inc.(b)(c)	8,484	628,919
Innovage Holding Corp.(b)(c)	5,014	44,925
Innoviva, Inc.(b)(c)	10,980	252,101
Inogen, Inc.(b)(c)	2,816	17,178
Integer Holdings Corp.(b)(c)	1,935	167,726
Integra LifeSciences Holdings Corp.(b)(c)	8,134	92,565
iRadimed Corp.	1,227	127,031
IRhythm Holdings, Inc.(b)(c)	1,248	166,920
Ironwood Pharmaceuticals, Inc.(b)	28,540	97,607
Jade Biosciences, Inc.(c)	1,498	22,215
Janux Therapeutics, Inc.(b)	2,623	35,699
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Journey Medical Corp.(b)(c)	2,542	$20,768
Kestra Medical Technologies Ltd.(b)(c)	1,138	26,493
Kodiak Sciences, Inc.(b)	1,611	43,175
KORU Medical Systems, Inc.(b)	5,391	25,715
Krystal Biotech, Inc.(b)(c)	716	197,358
Kura Oncology, Inc.(b)(c)	7,413	64,715
Kymera Therapeutics, Inc.(b)(c)	2,715	248,015
Lantheus Holdings, Inc.(b)(c)	3,387	253,720
LeMaitre Vascular, Inc.(c)	1,707	184,663
LENZ Therapeutics, Inc.(b)(c)	857	11,561
Lexeo Therapeutics, Inc.(b)(c)	3,575	25,668
Lifecore Biomedical, Inc.(b)(c)	2,010	14,472
LifeMD, Inc.(b)(c)	7,397	19,750
LifeStance Health Group, Inc.(b)(c)	12,259	88,755
Ligand Pharmaceuticals, Inc.(b)(c)	1,214	240,748
Liquidia Corp.(b)(c)	5,307	164,623
LivaNova PLC(b)	4,036	284,942
Madrigal Pharmaceuticals, Inc.(b)(c)	373	161,136
MannKind Corp.(b)(c)	22,638	74,253
MapLight Therapeutics, Inc.(b)	3,314	57,233
Maze Therapeutics, Inc.(b)	1,937	88,308
MBX Biosciences, Inc.(b)(c)	5,730	186,511
Merit Medical Systems, Inc.(b)	1,839	141,934
Mesa Laboratories, Inc.	490	47,319
Metsera, Inc.(b)(c)(g)	483	0
MiMedx Group, Inc.(b)(c)	14,050	68,704
Mineralys Therapeutics, Inc.(b)(c)	2,584	75,608
Mirum Pharmaceuticals, Inc.(b)(c)	2,389	220,481
Monopar Therapeutics, Inc.(b)	1,156	63,355
Monte Rosa Therapeutics, Inc.(b)	10,065	178,654
Myriad Genetics, Inc.(b)	4,167	19,210
National HealthCare Corp.	1,731	283,018
National Research Corp.(c)	2,435	32,653
NeoGenomics, Inc.(b)(c)	7,451	73,243
NeuroPace, Inc.(b)	2,959	43,142
Novavax, Inc.(b)(c)	10,654	108,032
Novo Nordisk A/S (Denmark)(b)(g)	4,621	0
Novocure Ltd.(b)	2,367	32,357
Nurix Therapeutics, Inc.(b)(c)	2,317	37,002
Nutex Health, Inc.(b)(c)	3,091	341,432
Nuvalent, Inc., Class A(b)(c)	869	88,595
Nuvation Bio, Inc.(b)(c)	8,303	49,071
Ocular Therapeutix, Inc.(b)(c)	12,979	116,032
Olema Pharmaceuticals, Inc.(b)(c)	7,475	180,895
Omnicell, Inc.(b)	5,279	216,967
Oncology Institute, Inc. (The)(b)(c)	14,886	43,021
OPKO Health, Inc.(b)(c)	15,579	18,695
OptimizeRx Corp.(b)(c)	3,106	23,543
Option Care Health, Inc.(b)(c)	12,106	392,961
OraSure Technologies, Inc.(b)(c)	9,071	28,574
Organogenesis Holdings, Inc.(b)(c)	22,731	72,966
ORIC Pharmaceuticals, Inc.(b)(c)	3,091	41,574
Orthofix Medical, Inc.(b)(c)	3,435	46,476
OrthoPediatrics Corp.(b)(c)	866	16,601
Oruka Therapeutics, Inc.(b)(c)	3,121	107,394
Pacira BioSciences, Inc.(b)(c)	8,769	192,129
PACS Group, Inc.(b)(c)	7,021	256,337
Palvella Therapeutics, Inc.(b)(c)	1,932	260,859
Pediatrix Medical Group, Inc.(b)(c)	16,789	333,262
Pennant Group, Inc. (The)(b)	5,390	181,697
	Shares	Value
Health Care-(continued)
Personalis, Inc.(b)(c)	8,720	$79,003
Phibro Animal Health Corp., Class A	6,236	340,423
Phreesia, Inc.(b)(c)	4,274	52,698
Praxis Precision Medicines, Inc.(b)(c)	2,415	813,251
Precigen, Inc.(b)(c)	14,291	54,163
Prestige Consumer Healthcare, Inc.(b)(c)	3,342	231,601
Privia Health Group, Inc.(b)	10,525	249,969
PROCEPT BioRobotics Corp.(b)(c)	1,158	26,275
Progyny, Inc.(b)(c)	13,917	246,192
Protagonist Therapeutics, Inc.(b)(c)	3,961	364,729
Protalix BioTherapeutics, Inc.(b)(c)	13,557	39,044
PTC Therapeutics, Inc.(b)(c)	1,597	108,899
Puma Biotechnology, Inc.(b)(c)	25,112	143,138
QuidelOrtho Corp.(b)(c)	557	12,666
RadNet, Inc.(b)(c)	1,937	135,222
Rapport Therapeutics, Inc.(b)(c)	2,981	86,538
Rezolute, Inc.(b)	7,238	23,234
Rhythm Pharmaceuticals, Inc.(b)(c)	1,431	132,697
Rigel Pharmaceuticals, Inc.(b)(c)	5,491	190,757
RxSight, Inc.(b)	1,357	10,150
SANUWAVE Health, Inc.(b)(c)	2,282	55,510
Savara, Inc.(b)	11,962	72,011
Scholar Rock Holding Corp.(b)(c)	5,173	229,009
Schrodinger, Inc.(b)(c)	912	10,999
Select Medical Holdings Corp.	15,631	233,996
Septerna, Inc.(b)(c)	1,784	51,772
SI-BONE, Inc.(b)	4,828	74,931
SIGA Technologies, Inc.(c)	11,397	73,739
Sight Sciences, Inc.(b)	5,278	27,234
Sionna Therapeutics, Inc.(b)(c)	971	35,480
Soleno Therapeutics, Inc.(b)(c)	2,883	112,639
Sonida Senior Living, Inc.(b)	1,178	42,278
Spyre Therapeutics, Inc.(b)(c)	4,922	211,695
STAAR Surgical Co., (Acquired 06/27/2025 - 01/05/2026; Cost $135,620)(b)(c)(d)	5,474	108,933
Stoke Therapeutics, Inc.(b)(c)	5,533	201,457
Strata Critical Medical, Inc.(b)(c)	8,561	36,641
Supernus Pharmaceuticals, Inc.(b)	5,906	323,235
Surgery Partners, Inc.(b)(c)	8,220	127,410
Syndax Pharmaceuticals, Inc.(b)	854	18,540
Tactile Systems Technology, Inc.(b)	6,175	180,866
Talkspace, Inc.(b)(c)	22,318	107,573
Tandem Diabetes Care, Inc.(b)(c)	3,748	94,824
Tango Therapeutics, Inc.(b)(c)	9,214	102,644
Tarsus Pharmaceuticals, Inc.(b)	2,365	178,605
Taysha Gene Therapies, Inc.(b)(c)	55,528	251,542
Teladoc Health, Inc.(b)(c)	9,872	51,927
Terns Pharmaceuticals, Inc.(b)	12,542	528,269
TG Therapeutics, Inc.(b)(c)	4,855	146,087
Theravance Biopharma, Inc.(b)(c)	4,299	78,457
TransMedics Group, Inc.(b)(c)	2,095	304,320
Travere Therapeutics, Inc.(b)	2,782	82,876
Trevi Therapeutics, Inc.(b)(c)	25,640	305,629
TruBridge, Inc.(b)(c)	2,239	43,190
Twist Bioscience Corp.(b)(c)	2,077	97,453
Tyra Biosciences, Inc.(b)(c)	2,073	69,052
U.S. Physical Therapy, Inc.(c)	1,849	153,393
UFP Technologies, Inc.(b)(c)	705	148,459
Upstream Bio, Inc.(b)(c)	3,576	27,464
UroGen Pharma Ltd.(b)	4,392	95,306
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Utah Medical Products, Inc.	493	$32,839
Vanda Pharmaceuticals, Inc.(b)(c)	6,465	57,603
Varex Imaging Corp.(b)(c)	5,672	74,700
Vaxcyte, Inc.(b)(c)	576	35,562
Vera Therapeutics, Inc.(b)(c)	2,542	103,688
Veracyte, Inc.(b)(c)	3,996	146,214
Verastem, Inc.(b)(c)	1,454	8,317
Vericel Corp.(b)(c)	2,677	95,515
Viemed Healthcare, Inc.(b)	6,581	57,255
Viridian Therapeutics, Inc.(b)(c)	3,729	109,558
WaVe Life Sciences Ltd.(b)	2,285	31,830
Waystar Holding Corp.(b)(c)	1,843	47,273
Xenon Pharmaceuticals, Inc. (Canada)(b)	1,863	80,537
Xeris Biopharma Holdings, Inc.(b)	19,769	120,986
XOMA Royalty Corp.(b)(c)	808	20,628
Zenas Biopharma, Inc.(b)(c)	1,627	42,871
Zymeworks, Inc.(b)(c)	4,041	94,115
		32,644,336
Industrials-16.24%
AAR Corp.(b)	3,558	416,891
ABM Industries, Inc.	8,392	373,444
ACCO Brands Corp.(c)	17,741	72,206
ACV Auctions, Inc., Class A(b)	5,496	26,711
Aebi Schmidt Holding AG (Switzerland)	6,724	96,960
AeroVironment, Inc.(b)(c)	243	61,297
AerSale Corp.(b)	6,930	54,054
Alamo Group, Inc.	1,293	276,094
Albany International Corp., Class A(c)	3,019	174,045
Alight, Inc., Class A	30,033	26,420
Allegiant Travel Co.(b)(c)	2,233	228,101
Alliance Laundry Holdings, Inc.(b)	2,522	56,568
Allient, Inc.(c)	4,038	265,862
Alta Equipment Group, Inc.(c)	4,213	29,070
Ameresco, Inc., Class A(b)(c)	9,388	285,958
American Superconductor Corp.(b)(c)	6,091	198,445
American Woodmark Corp.(b)(c)	2,485	124,499
Amprius Technologies, Inc.(b)(c)	20,871	223,946
Apogee Enterprises, Inc.	3,053	121,570
ArcBest Corp.(c)	3,762	386,207
Archer Aviation, Inc., Class A(b)(c)	8,465	60,271
Arcosa, Inc.	2,338	251,288
Argan, Inc.	692	312,265
Array Technologies, Inc.(b)(c)	20,960	158,877
Astec Industries, Inc.	5,233	324,917
Astronics Corp.(b)(c)	5,344	430,833
Asure Software, Inc.(b)(c)	2,815	25,729
Atkore, Inc.	3,850	249,134
Atmus Filtration Technologies, Inc.	5,300	342,009
AZZ, Inc.(c)	3,146	427,793
Barrett Business Services, Inc.	3,680	102,194
BlackSky Technology, Inc.(b)(c)	4,093	77,153
Bloom Energy Corp., Class A(b)	360	56,041
Blue Bird Corp.(b)(c)	8,733	508,872
BlueLinx Holdings, Inc.(b)	1,380	90,970
Boise Cascade Co.	3,137	259,555
Bowman Consulting Group Ltd.(b)	3,244	108,804
BrightView Holdings, Inc.(b)(c)	13,418	185,034
Brink’s Co. (The)(c)	3,408	397,952
	Shares	Value
Industrials-(continued)
Brookfield Business Corp., Class A (Canada)(c)	2,281	$78,580
Byrna Technologies, Inc.(b)(c)	1,635	20,895
Cadre Holdings, Inc.	3,622	160,781
Casella Waste Systems, Inc., Class A(b)(c)	1,450	135,082
CBIZ, Inc.(b)(c)	3,185	91,218
CECO Environmental Corp.(b)(c)	4,538	274,322
Centuri Holdings, Inc.(b)(c)	12,119	375,689
Chart Industries, Inc.(b)	818	169,571
Cimpress PLC (Ireland)(b)(c)	3,386	247,347
Columbus McKinnon Corp.	3,153	59,844
Concrete Pumping Holdings, Inc.(b)(c)	6,811	45,906
Conduent, Inc.(b)	19,397	28,320
Construction Partners, Inc., Class A(b)(c)	2,276	305,826
CoreCivic, Inc.(b)	14,074	248,828
Costamare Bulkers Holdings Ltd. (Monaco)(b)	1,090	20,797
Costamare, Inc. (Monaco)(c)	14,937	262,443
Covenant Logistics Group, Inc., Class A	3,180	93,619
CRA International, Inc.	872	150,560
CSG Systems International, Inc.(c)	4,622	369,298
CSW Industrials, Inc.(c)	455	133,920
Custom Truck One Source, Inc.(b)	10,286	73,648
Deluxe Corp.(c)	11,606	322,066
Distribution Solutions Group, Inc.(b)(c)	1,231	36,807
DNOW, Inc.(b)	24,729	291,308
Douglas Dynamics, Inc.	6,015	276,209
Ducommun, Inc.(b)(c)	2,411	297,975
DXP Enterprises, Inc.(b)(c)	2,916	403,779
Dycom Industries, Inc.(b)	530	222,611
Eastern Co. (The)	1,266	23,510
Energy Recovery, Inc.(b)(c)	5,646	58,888
Enerpac Tool Group Corp.(c)	4,661	190,169
EnerSys	2,712	450,599
Ennis, Inc.(c)	5,019	105,951
Enovix Corp.(b)(c)	3,758	19,805
Enpro, Inc.	1,010	261,237
Enviri Corp.(b)(c)	21,531	407,582
Eos Energy Enterprises, Inc.(b)(c)	7,504	42,735
ESCO Technologies, Inc.(c)	1,254	347,722
EVI Industries, Inc.	1,787	34,721
Exponent, Inc.	1,947	141,703
Falcon’s Beyond Global, Inc.(b)(c)	2,651	17,178
Federal Signal Corp.(c)	1,544	179,768
First Advantage Corp.(b)(c)	3,674	42,288
Fluence Energy, Inc.(b)(c)	7,188	111,702
Fluor Corp.(b)	6,557	342,997
Forward Air Corp.(b)(c)	794	20,080
Franklin Covey Co.(b)(c)	1,104	14,374
Franklin Electric Co., Inc.	2,024	201,631
Frontier Group Holdings, Inc., Class H(b)(c)	14,352	63,723
GATX Corp.	1,546	284,727
Genco Shipping & Trading Ltd.	9,843	236,724
Gencor Industries, Inc.(b)	1,366	21,337
GEO Group, Inc. (The)(b)	10,465	157,394
Gibraltar Industries, Inc.(b)	4,365	198,520
Global Industrial Co.	3,109	102,535
Gorman-Rupp Co. (The)(c)	3,565	228,980
Graham Corp.(b)(c)	1,980	160,816
Granite Construction, Inc.(c)	3,106	417,633
Great Lakes Dredge & Dock Corp.(b)	14,223	241,080
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Greenbrier Cos., Inc. (The)(c)	5,348	$301,734
Griffon Corp.	3,077	262,283
Healthcare Services Group, Inc.(b)	19,155	417,004
Heartland Express, Inc.(c)	7,309	80,618
Helios Technologies, Inc.	4,686	334,206
Herc Holdings, Inc.(c)	2,098	293,279
Hertz Global Holdings, Inc.(b)(c)	48,826	221,670
Hillman Solutions Corp.(b)(c)	24,535	201,187
Himalaya Shipping Ltd. (Bermuda)(b)	10,300	151,513
HNI Corp.	5,462	245,572
Hub Group, Inc., Class A(c)	7,531	324,360
Hudson Technologies, Inc.(b)	15,997	113,739
Huron Consulting Group, Inc.(b)(c)	2,116	299,202
Hyster-Yale, Inc.	2,021	74,433
IBEX Holdings Ltd.(b)	4,051	117,074
ICF International, Inc.	2,351	195,439
IES Holdings, Inc.(b)(c)	273	135,231
Innodata, Inc.(b)(c)	4,660	205,832
Insperity, Inc.	4,133	91,794
Insteel Industries, Inc.	4,379	163,249
Interface, Inc.(c)	10,669	335,967
Intuitive Machines, Inc.(b)(c)	3,545	58,422
Janus International Group, Inc.(b)(c)	26,973	187,732
JBT Marel Corp.	1,087	167,398
JELD-WEN Holding, Inc.(b)	8,785	17,219
JetBlue Airways Corp.(b)(c)	24,842	137,625
Joby Aviation, Inc.(b)(c)	4,104	41,286
Kadant, Inc.(c)	588	199,432
Karat Packaging, Inc.(c)	1,452	35,792
Kelly Services, Inc., Class A	6,484	62,960
Kennametal, Inc.(c)	12,683	510,871
Kforce, Inc.	2,759	74,548
Korn Ferry	4,798	300,691
Kratos Defense & Security Solutions, Inc.(b)	1,468	126,512
LB Foster Co., Class A(b)(c)	3,035	93,266
Legalzoom.com, Inc.(b)(c)	19,044	133,879
Legence Corp., Class A(b)(c)	2,462	142,919
Limbach Holdings, Inc.(b)(c)	1,352	123,600
Lindsay Corp.(c)	1,678	226,027
Liquidity Services, Inc.(b)	3,418	108,043
LSI Industries, Inc.(c)	5,607	121,223
Luxfer Holdings PLC (United Kingdom)(c)	6,550	84,299
Manitowoc Co., Inc. (The)(b)(c)	14,633	215,837
Marten Transport Ltd.(c)	8,255	112,185
MasterBrand, Inc.(b)(c)	21,545	218,035
Matrix Service Co.(b)	8,294	91,151
Matson, Inc.(c)	2,847	472,972
Maximus, Inc.(c)	4,368	330,264
Mayville Engineering Co., Inc.(b)(c)	3,791	79,611
McGrath RentCorp	2,768	307,110
Mercury Systems, Inc.(b)	3,394	302,168
Microvast Holdings, Inc.(b)(c)	39,422	88,305
Miller Industries, Inc.(c)	1,723	72,418
MillerKnoll, Inc.	12,302	247,762
Mistras Group, Inc.(b)(c)	4,870	74,414
Modine Manufacturing Co.(b)	991	225,205
Montrose Environmental Group, Inc.(b)(c)	6,242	182,391
Moog, Inc., Class A	926	312,460
Mueller Water Products, Inc., Class A	10,162	304,149
MYR Group, Inc.(b)(c)	1,552	418,978
	Shares	Value
Industrials-(continued)
NANO Nuclear Energy, Inc.(b)(c)	8,862	$235,641
National Presto Industries, Inc.(c)	604	79,692
Nextpower, Inc., Class A(b)	1,632	171,523
NPK International, Inc.(b)(c)	17,790	256,710
NuScale Power Corp.(b)(c)	5,199	66,807
NWPX Infrastructure, Inc.(b)	2,351	182,438
OPENLANE, Inc.(b)	14,012	399,482
Orion Group Holdings, Inc.(b)	11,829	162,412
Pangaea Logistics Solutions Ltd.	12,261	114,640
Park Aerospace Corp.(c)	2,830	74,769
Park-Ohio Holdings Corp.	2,453	63,140
Perma-Fix Environmental Services, Inc.(b)(c)	1,526	20,815
Pitney Bowes, Inc.(c)	48,476	520,147
Planet Labs PBC(b)(c)	17,539	423,391
Powell Industries, Inc.	700	366,520
Power Solutions International, Inc.(b)(c)	4,117	343,769
Preformed Line Products Co.(c)	634	160,814
Primoris Services Corp.(c)	2,675	403,176
Proficient Auto Logistics, Inc.(b)(c)	5,802	43,921
Proto Labs, Inc.(b)	3,999	248,258
Quad/Graphics, Inc.	7,307	50,491
Quanex Building Products Corp.(c)	7,705	158,184
Radiant Logistics, Inc.(b)	9,629	71,447
RCM Technologies, Inc.(b)	1,402	26,512
Red Cat Holdings, Inc.(b)(c)	10,086	117,502
Resideo Technologies, Inc.(b)	11,115	430,150
Resolute Holdings Management, Inc.(b)(c)	325	54,779
Richtech Robotics, Inc., Class B(b)(c)	98,625	245,576
Rush Enterprises, Inc., Class A	5,935	421,207
Rush Enterprises, Inc., Class B	822	53,142
RXO, Inc.(b)(c)	10,795	172,288
Safe Bulkers, Inc. (Monaco)	22,548	147,915
Satellogic, Inc., Class A(b)(c)	8,692	26,076
Shoals Technologies Group, Inc., Class A(b)(c)	39,736	235,634
SkyWest, Inc.(b)	3,481	362,302
SKYX Platforms Corp., Class C(b)	7,426	14,332
SPX Technologies, Inc.(b)	589	133,668
Standex International Corp.	1,040	272,480
Sterling Infrastructure, Inc.(b)(c)	516	220,915
Sun Country Airlines Holdings, Inc.(b)	11,868	233,562
Tecnoglass, Inc.(c)	1,772	80,732
Tennant Co.	2,845	173,630
Terex Corp.	18,669	1,284,241
Thermon Group Holdings, Inc.(b)(c)	5,682	288,532
TIC Solutions, Inc.(b)(c)	17,134	162,259
Titan International, Inc.(b)(c)	18,991	184,782
Titan Machinery, Inc.(b)(c)	8,255	160,890
Transcat, Inc.(b)(c)	830	64,715
TriNet Group, Inc.	2,534	96,495
Trinity Industries, Inc.	11,258	384,798
Tutor Perini Corp.	7,396	557,437
UFP Industries, Inc.	2,828	291,029
UniFirst Corp.	1,573	369,372
Upwork, Inc.(b)(c)	14,463	194,093
V2X, Inc.(b)	5,372	374,697
Verra Mobility Corp., Class A(b)	8,195	136,938
Vestis Corp.(c)	13,370	105,222
Vicor Corp.(b)	2,226	448,316
Virco Mfg. Corp.(c)	2,502	15,888
Voyager Technologies, Inc., Class A(b)(c)	938	25,035
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
VSE Corp.	1,445	$328,116
Wabash National Corp.	6,025	61,154
Watts Water Technologies, Inc., Class A	692	227,488
Werner Enterprises, Inc.(c)	8,517	298,862
Willdan Group, Inc.(b)(c)	3,109	277,136
Willis Lease Finance Corp.	447	91,058
Worthington Enterprises, Inc.	3,891	217,935
Xometry, Inc., Class A(b)(c)	3,766	154,462
Zurn Elkay Water Solutions Corp.	2,993	152,583
		44,762,064
Information Technology-9.99%
8x8, Inc.(b)	30,366	64,983
A10 Networks, Inc.	8,623	166,079
ACI Worldwide, Inc.(b)(c)	4,117	163,363
ACM Research, Inc., Class A(b)	13,315	741,379
Adeia, Inc.	16,658	344,654
ADTRAN Holdings, Inc.(b)(c)	3,019	30,794
Advanced Energy Industries, Inc.	968	324,832
Aehr Test Systems(b)(c)	10,029	375,385
Aeluma, Inc.(b)(c)	1,528	23,638
Agilysys, Inc.(b)(c)	1,081	78,016
Alarm.com Holdings, Inc.(b)(c)	3,593	171,925
Alkami Technology, Inc.(b)(c)	2,201	36,416
Alpha & Omega Semiconductor Ltd.(b)	1,474	30,969
Ambarella, Inc.(b)	2,140	129,128
Amplitude, Inc., Class A(b)(c)	6,761	49,355
Appian Corp., Class A(b)	3,455	92,145
Applied Digital Corp.(b)(c)	15,115	412,186
Applied Optoelectronics, Inc.(b)(c)	1,964	165,428
Arlo Technologies, Inc.(b)(c)	12,069	189,363
Arteris, Inc.(b)	3,885	66,006
Asana, Inc., Class A(b)(c)	2,871	20,384
ASGN, Inc.(b)	4,084	175,204
AvePoint, Inc.(b)	5,793	62,449
Aviat Networks, Inc.(b)(c)	3,501	87,665
Axcelis Technologies, Inc.(b)(c)	3,705	306,070
Backblaze, Inc., Class A(b)(c)	3,149	11,840
Badger Meter, Inc.	711	108,378
Bel Fuse, Inc., Class A	254	53,835
Bel Fuse, Inc., Class B(c)	2,045	469,757
Belden, Inc.	2,239	320,849
Benchmark Electronics, Inc.(c)	6,798	392,992
BigBear.ai Holdings, Inc.(b)(c)	74,700	295,812
Bit Digital, Inc.(b)(c)	57,026	95,233
BK Technologies Corp.(b)(c)	842	73,330
Blackbaud, Inc.(b)	1,693	82,178
BlackLine, Inc.(b)(c)	2,546	89,747
Blend Labs, Inc., Class A(b)(c)	11,588	19,468
Box, Inc., Class A(b)(c)	7,274	171,303
Braze, Inc., Class A(b)	2,579	48,975
C3.ai, Inc., Class A(b)(c)	1,607	12,776
Calix, Inc.(b)(c)	4,273	221,213
Cerence, Inc.(b)(c)	17,658	139,675
CEVA, Inc.(b)(c)	1,406	29,329
Chaince Digital Holdings, Inc. (China)(b)(c)	17,628	103,476
Cipher Digital, Inc.(b)(c)	22,041	343,840
CleanSpark, Inc.(b)(c)	14,343	142,713
Clear Secure, Inc., Class A	9,611	467,479
Clearfield, Inc.(b)(c)	1,845	58,007
	Shares	Value
Information Technology-(continued)
Clearwater Analytics Holdings, Inc., Class A(b)	4,642	$108,576
Climb Global Solutions, Inc.(c)	785	74,324
Cohu, Inc.(b)(c)	3,254	98,271
Commerce.com, Inc., Series 1(b)	7,948	22,095
Commvault Systems, Inc.(b)	943	80,230
Consensus Cloud Solutions, Inc.(b)(c)	5,635	169,501
Core Scientific, Inc.(b)(c)	3,592	60,956
Corsair Gaming, Inc.(b)(c)	7,562	41,515
Credo Technology Group Holding Ltd.(b)	121	13,585
Crexendo, Inc.(b)	2,796	16,329
CS Disco, Inc.(b)(c)	2,714	8,821
CTS Corp.	3,397	178,886
Daily Journal Corp.(b)(c)	148	75,407
Daktronics, Inc.(b)(c)	7,748	199,743
Diebold Nixdorf, Inc.(b)(c)	4,703	376,240
Digi International, Inc.(b)(c)	5,787	282,521
Digital Turbine, Inc.(b)(c)	35,281	143,241
DigitalOcean Holdings, Inc.(b)(c)	5,148	288,597
Diodes, Inc.(b)	3,525	240,511
Domo, Inc., Class B(b)(c)	3,676	13,197
D-Wave Quantum, Inc. (Canada)(b)(c)	25,628	481,294
Eastman Kodak Co.(b)(c)	14,746	107,941
eGain Corp.(b)(c)	5,205	48,615
ePlus, Inc.	4,669	376,602
Evolv Technologies Holdings, Inc.(b)	17,959	95,183
Extreme Networks, Inc.(b)	12,091	169,032
Fabrinet (Thailand)(b)	190	103,670
Fastly, Inc., Class A(b)	10,531	201,353
Five9, Inc.(b)(c)	5,115	89,206
FormFactor, Inc.(b)	3,912	386,819
Frequency Electronics, Inc.(b)(c)	1,579	79,282
Freshworks, Inc., Class A(b)	8,841	69,137
GPGI, Inc., Class A(c)	6,112	137,214
Grid Dynamics Holdings, Inc.(b)(c)	4,119	27,803
Hackett Group, Inc. (The)	2,840	38,794
Harmonic, Inc.(b)	11,289	120,002
Hut 8 Corp. (Canada)(b)(c)	9,608	511,434
i3 Verticals, Inc., Class A(b)(c)	3,601	80,590
Ichor Holdings Ltd.(b)	3,651	173,605
Immersion Corp.(c)	3,527	21,550
Impinj, Inc.(b)(c)	981	120,329
indie Semiconductor, Inc., A Shares (China)(b)(c)	4,181	15,302
Information Services Group, Inc.	11,162	53,689
Inseego Corp.(b)(c)	4,983	61,540
Insight Enterprises, Inc.(b)(c)	2,528	211,240
Intapp, Inc.(b)	1,679	37,660
InterDigital, Inc.(c)	492	180,333
IonQ, Inc.(b)(c)	891	34,188
Itron, Inc.(b)	2,162	203,120
Kimball Electronics, Inc.(b)(c)	10,265	256,522
Knowles Corp.(b)	5,386	146,338
Kopin Corp.(b)(c)	24,356	53,827
Kulicke & Soffa Industries, Inc. (Singapore)	3,493	243,532
Life360, Inc.(b)(c)	722	38,013
LiveRamp Holdings, Inc.(b)	6,572	178,561
MARA Holdings, Inc.(b)(c)	9,858	88,131
MaxLinear, Inc.(b)(c)	2,014	35,104
Methode Electronics, Inc.(c)	5,857	49,550
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
Mirion Technologies, Inc.(b)(c)	6,278	$135,668
Mitek Systems, Inc.(b)(c)	5,722	83,427
M-tron Industries, Inc.(b)	455	28,797
N-able, Inc.(b)(c)	6,764	29,762
Napco Security Technologies, Inc.	3,892	181,406
Navitas Semiconductor Corp.(b)(c)	34,916	314,244
NCR Voyix Corp.(b)(c)	24,986	190,893
NETGEAR, Inc.(b)(c)	5,828	120,173
NetScout Systems, Inc.(b)	4,716	137,754
NextNav, Inc.(b)(c)	4,810	77,393
nLight, Inc.(b)	5,612	315,338
Novanta, Inc.(b)	1,122	150,830
NVE Corp.(c)	547	37,655
OneSpan, Inc.	5,660	62,486
Ooma, Inc.(b)	3,294	40,714
OSI Systems, Inc.(b)(c)	1,030	293,756
Ouster, Inc.(b)	6,440	122,038
Pagaya Technologies Ltd., Class A(b)(c)	10,321	115,492
PagerDuty, Inc.(b)(c)	9,546	67,395
PAR Technology Corp.(b)(c)	1,385	22,700
PC Connection, Inc.	1,977	120,498
PDF Solutions, Inc.(b)(c)	2,720	91,882
Penguin Solutions, Inc.(b)(c)	10,919	226,897
Photronics, Inc.(b)(c)	11,049	413,564
Plexus Corp.(b)	1,811	351,569
Porch Group, Inc.(b)(c)	29,088	238,812
Power Integrations, Inc.	2,645	126,748
Powerfleet, Inc.(b)(c)	9,902	35,350
Progress Software Corp.(b)(c)	3,568	149,428
Q2 Holdings, Inc.(b)	1,454	69,966
Qualys, Inc.(b)	1,304	120,581
Quantum Computing, Inc.(b)(c)	12,950	108,910
Rambus, Inc.(b)	1,487	148,194
Rapid7, Inc.(b)	5,248	32,643
Red Violet, Inc.(b)(c)	1,798	77,871
Rezolve AI PLC(b)(c)	10,492	24,446
Ribbon Communications, Inc.(b)	12,889	28,742
Richardson Electronics Ltd.(c)	1,982	24,339
Rigetti Computing, Inc.(b)(c)	15,679	273,128
Rimini Street, Inc.(b)(c)	6,631	24,667
Riot Platforms, Inc.(b)(c)	12,774	208,088
Rogers Corp.(b)	1,944	209,622
Sanmina Corp.(b)(c)	2,198	341,262
ScanSource, Inc.(b)	5,006	184,121
SEMrush Holdings, Inc., Class A(b)	4,971	58,757
Semtech Corp.(b)	1,997	180,169
Silicon Laboratories, Inc.(b)	853	174,464
SiTime Corp.(b)(c)	366	145,624
SkyWater Technology, Inc.(b)(c)	6,217	183,153
SoundHound AI, Inc., Class A(b)(c)	13,282	114,225
Sprinklr, Inc., Class A(b)	13,303	77,423
Sprout Social, Inc., Class A(b)	2,012	12,977
SPS Commerce, Inc.(b)	1,014	57,301
Synaptics, Inc.(b)(c)	2,485	202,428
Telos Corp.(b)	7,861	31,601
Tenable Holdings, Inc.(b)	4,541	87,323
Terawulf, Inc.(b)(c)	19,150	310,613
TSS, Inc.(b)(c)	4,355	44,987
TTM Technologies, Inc.(b)	3,730	388,815
Turtle Beach Corp.(b)(c)	3,872	48,555
	Shares	Value
Information Technology-(continued)
Ultra Clean Holdings, Inc.(b)	6,288	$381,556
Unisys Corp.(b)	9,419	22,888
Varonis Systems, Inc.(b)(c)	3,228	74,567
Veeco Instruments, Inc.(b)(c)	7,018	214,470
Vertex, Inc., Class A(b)	2,513	36,388
Via Transportation, Inc., Class A(b)(c)	501	8,607
Viant Technology, Inc., Class A(b)	2,397	24,282
Viasat, Inc.(b)	16,548	757,567
Viavi Solutions, Inc.(b)(c)	15,915	472,835
Vishay Intertechnology, Inc.(c)	15,682	293,567
Vishay Precision Group, Inc.(b)(c)	2,813	129,595
Vistance Networks, Inc.(b)	29,453	517,489
VTEX, Class A (Brazil)(b)	5,608	19,235
Weave Communications, Inc.(b)	2,565	12,928
WhiteFiber, Inc.(b)(c)	1,283	21,619
WM Technology, Inc.(b)	16,867	11,276
Workiva, Inc.(b)	1,160	71,433
Xerox Holdings Corp.(c)	13,076	23,537
Xperi, Inc.(b)(c)	2,746	16,833
Yext, Inc.(b)(c)	17,109	97,179
Zeta Global Holdings Corp., Class A(b)(c)	9,861	167,144
		27,531,331
Materials-5.42%
AdvanSix, Inc.	4,242	75,635
Alpha Metallurgical Resources, Inc.(b)(c)	1,940	315,541
American Battery Technology Co.(b)(c)	29,525	108,947
American Vanguard Corp.(b)	4,089	18,850
Ardagh Metal Packaging S.A.	34,384	166,762
Ascent Industries Co.(b)	2,000	34,320
ASP Isotopes, Inc.(b)(c)	14,677	78,375
Aspen Aerogels, Inc.(b)(c)	7,712	24,061
Avient Corp.(c)	7,765	318,909
Balchem Corp.(c)	1,000	181,430
Cabot Corp.	4,129	314,382
Caledonia Mining Corp. PLC (South Africa)(c)	4,759	151,051
Century Aluminum Co.(b)	9,877	509,258
Chemours Co. (The)	11,216	204,580
Clearwater Paper Corp.(b)	2,833	42,467
Coeur Mining, Inc.(b)	8,983	243,888
Commercial Metals Co.	4,700	344,510
Compass Minerals International, Inc.(b)(c)	4,197	105,764
Constellium SE(b)	38,566	959,908
Contango ORE, Inc.(b)	1,331	40,023
Core Molding Technologies, Inc.(b)	2,913	53,162
Critical Metals Corp. (Austria)(b)(c)	8,712	88,427
Dakota Gold Corp.(b)	7,715	53,696
Ecovyst, Inc.(b)	23,360	263,267
Ferroglobe PLC	38,401	196,229
Flotek Industries, Inc.(b)(c)	4,655	71,454
Friedman Industries, Inc.(c)	2,785	51,829
Greif, Inc., Class A	3,399	247,005
Greif, Inc., Class B(c)	607	53,040
H.B. Fuller Co.	4,819	316,705
Hawkins, Inc.(c)	1,579	235,429
Hecla Mining Co.	8,227	204,935
Idaho Strategic Resources, Inc.(b)(c)	3,199	137,781
Ingevity Corp.(b)	2,187	157,530
Innospec, Inc.	2,296	175,828
Ivanhoe Electric, Inc.(b)(c)	7,715	132,621
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Materials-(continued)
Kaiser Aluminum Corp.(c)	4,899	$637,556
Knife River Corp.(b)(c)	2,394	213,018
Koppers Holdings, Inc.	5,295	200,151
Kronos Worldwide, Inc.	3,049	17,715
LSB Industries, Inc.(b)(c)	13,756	159,845
Magnera Corp.(b)(c)	7,210	93,370
Materion Corp.	2,230	363,624
Mativ Holdings, Inc., Class A	18,940	205,310
Metallus, Inc.(b)(c)	9,478	161,126
Minerals Technologies, Inc.	4,314	304,655
Myers Industries, Inc.	15,420	344,945
NioCorp Developments Ltd.(b)(c)	29,951	158,740
Novagold Resources, Inc. (Canada)(b)	18,239	242,943
O-I Glass, Inc.(b)(c)	41,503	556,140
Orion S.A. (Germany)	5,783	32,905
Perimeter Solutions, Inc.(b)	10,467	245,765
Perpetua Resources Corp.(b)	6,877	253,486
PureCycle Technologies, Inc.(b)	1,596	10,071
Quaker Chemical Corp.(c)	1,626	239,071
Ramaco Resources, Inc., Class A(b)(c)	16,025	242,619
Ranpak Holdings Corp.(b)(c)	5,920	30,310
Rayonier Advanced Materials, Inc.(b)(c)	18,869	178,689
Ryerson Holding Corp.	16,838	440,482
Sensient Technologies Corp.(c)	2,772	281,441
SSR Mining, Inc. (Canada)(b)	9,941	320,001
Stepan Co.	3,513	178,777
SunCoke Energy, Inc.(c)	16,174	92,192
Sylvamo Corp.(c)	3,974	183,996
Titan America S.A. (Belgium)(b)(c)	2,539	46,007
Tredegar Corp.(b)(c)	4,973	45,652
TriMas Corp.	5,686	222,209
Tronox Holdings PLC, Class A	13,197	98,714
U.S. Gold Corp.(b)	1,151	24,977
United States Antimony Corp.(b)(c)	33,315	297,836
United States Lime & Minerals, Inc.	496	56,623
USA Rare Earth, Inc.(b)(c)	17,115	323,473
Vox Royalty Corp. (Canada)	9,928	63,837
Warrior Met Coal, Inc.(c)	5,087	423,442
Worthington Steel, Inc.	6,547	272,093
		14,941,405
Real Estate-4.97%
Acadia Realty Trust(c)	7,424	155,310
Alexander & Baldwin, Inc.	9,523	197,983
Alexander’s, Inc.(c)	295	69,213
Alpine Income Property Trust, Inc.	2,257	44,508
American Assets Trust, Inc.(c)	7,238	141,286
American Healthcare REIT, Inc.(c)	3,396	177,407
Apple Hospitality REIT, Inc.	19,283	236,410
Armada Hoffler Properties, Inc.(c)	13,416	83,850
Braemar Hotels & Resorts, Inc.	16,620	48,364
Brandywine Realty Trust(c)	16,275	51,917
Broadstone Net Lease, Inc.(c)	16,027	310,764
BRT Apartments Corp.	1,360	19,951
CareTrust REIT, Inc.(c)	3,848	156,306
CBL & Associates Properties, Inc.	4,641	175,337
Centerspace	2,118	133,222
Chatham Lodging Trust	8,542	65,859
Chiron Real Estate, Inc.(c)	2,047	70,888
Community Healthcare Trust, Inc.	4,070	69,556
	Shares	Value
Real Estate-(continued)
Compass, Inc., Class A(b)	109,826	$1,070,803
COPT Defense Properties	7,756	246,486
CTO Realty Growth, Inc.	4,411	85,926
Curbline Properties Corp.(c)	5,972	166,081
Cushman & Wakefield Ltd.(b)	29,438	394,764
DiamondRock Hospitality Co.(c)	27,503	276,130
Diversified Healthcare Trust	34,472	233,031
Douglas Elliman, Inc.(b)(c)	25,902	59,057
Douglas Emmett, Inc.(c)	15,057	148,914
Easterly Government Properties, Inc.	5,912	137,631
Empire State Realty Trust, Inc., Class A(c)	18,380	108,074
Essential Properties Realty Trust, Inc.(c)	4,976	168,885
eXp World Holdings, Inc.(c)	18,023	125,620
Farmland Partners, Inc.	5,892	76,832
Forestar Group, Inc.(b)(c)	2,447	70,278
Four Corners Property Trust, Inc.	7,346	187,470
FrontView REIT, Inc.(c)	1,766	29,263
FRP Holdings, Inc.(b)	1,135	27,172
Getty Realty Corp.(c)	5,942	195,016
Gladstone Commercial Corp.	5,494	68,620
Gladstone Land Corp.(c)	4,153	50,999
Global Net Lease, Inc.(c)	27,025	254,575
Hudson Pacific Properties, Inc.(b)(c)	1,562	11,309
Independence Realty Trust, Inc.(c)	9,192	152,311
Industrial Logistics Properties Trust	5,557	32,564
Innovative Industrial Properties, Inc.(c)	3,802	201,354
InvenTrust Properties Corp.	10,365	323,388
JBG SMITH Properties, (Acquired 07/05/2024 - 01/05/2026; Cost $120,179)(c)(d)	7,395	112,478
Kennedy-Wilson Holdings, Inc.	11,859	129,026
Kite Realty Group Trust(c)	7,508	195,583
LTC Properties, Inc.(c)	5,607	222,486
LXP Industrial Trust	4,841	239,920
Macerich Co. (The)	8,454	173,053
Marcus & Millichap, Inc.	2,099	55,435
Modiv Industrial, Inc.	1,746	27,080
National Health Investors, Inc.	2,828	237,750
NET Lease Office Properties	1,625	22,165
NETSTREIT Corp.	10,255	212,996
Newmark Group, Inc., Class A(c)	16,168	234,759
NexPoint Residential Trust, Inc.	2,500	70,475
One Liberty Properties, Inc.(c)	2,498	58,678
Outfront Media, Inc.	12,996	374,415
Peakstone Realty Trust(c)	10,353	215,964
Pebblebrook Hotel Trust(c)	18,228	233,865
Phillips Edison & Co., Inc.	5,111	200,760
Piedmont Realty Trust, Inc., Class A(c)	18,411	139,739
Postal Realty Trust, Inc., Class A	4,488	93,036
RE/MAX Holdings, Inc., Class A(b)	3,899	24,525
Real Brokerage, Inc. (The) (Canada)(b)	35,617	94,385
RLJ Lodging Trust(c)	24,337	195,183
RMR Group, Inc. (The), Class A(c)	3,590	58,804
Ryman Hospitality Properties, Inc.	2,048	202,240
Sabra Health Care REIT, Inc.(c)	11,618	238,750
Safehold, Inc.(c)	6,275	101,279
Saul Centers, Inc.	2,036	69,387
Service Properties Trust	33,652	77,400
Sila Realty Trust, Inc.(c)	7,300	187,829
SITE Centers Corp.	11,517	70,945
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Real Estate-(continued)
SL Green Realty Corp.(c)	2,550	$93,968
SmartStop Self Storage REIT, Inc.	4,011	133,767
St. Joe Co. (The)	2,441	176,167
Stratus Properties, Inc.(b)	716	21,852
Strawberry Fields REIT, Inc.	2,666	34,125
Summit Hotel Properties, Inc.(c)	23,023	103,834
Sunstone Hotel Investors, Inc.(c)	17,076	158,465
Tanger, Inc.	6,017	222,990
Tejon Ranch Co.(b)(c)	2,487	43,796
Terreno Realty Corp.(c)	2,360	155,902
Transcontinental Realty Investors, Inc.(b)	328	12,028
UMH Properties, Inc.(c)	7,066	106,555
Universal Health Realty Income Trust	2,261	98,625
Urban Edge Properties	9,428	200,345
Veris Residential, Inc.	6,211	117,077
Whitestone REIT	7,170	108,912
Xenia Hotels & Resorts, Inc.(c)	15,188	232,073
		13,701,555
Utilities-2.37%
American States Water Co.	2,865	213,528
Avista Corp.	9,670	392,795
Black Hills Corp.	4,575	336,994
Brookfield Infrastructure Corp. (Canada)	8,203	409,166
Cadiz, Inc.(b)(c)	4,444	23,109
California Water Service Group	6,359	286,664
Chesapeake Utilities Corp.(c)	1,908	259,431
Consolidated Water Co. Ltd.	3,475	131,529
Genie Energy Ltd., Class B	5,559	80,772
H2O America(c)	4,528	243,561
Hallador Energy Co.(b)(c)	2,864	52,067
Hawaiian Electric Industries, Inc.(b)(c)	10,936	169,399
MGE Energy, Inc.	2,549	209,069
Middlesex Water Co.(c)	2,414	130,356
Montauk Renewables, Inc.(b)(c)	8,599	13,242
New Jersey Resources Corp.	5,892	319,582
Northwest Natural Holding Co.	7,042	373,508
NorthWestern Energy Group, Inc.	4,888	341,964
Oklo, Inc.(b)(c)	1,107	69,686
ONE Gas, Inc.	3,518	307,614
	Shares	Value
Utilities-(continued)
Ormat Technologies, Inc.	2,136	$221,503
Otter Tail Corp.(c)	4,069	346,272
Portland General Electric Co.(c)	6,411	345,938
Pure Cycle Corp.(b)(c)	2,487	26,288
RGC Resources, Inc.	1,813	39,995
Southwest Gas Holdings, Inc.	4,076	359,381
Spire, Inc.(c)	3,998	366,257
TXNM Energy, Inc.	3,872	228,525
Unitil Corp.(c)	3,341	174,768
York Water Co. (The)	2,138	70,297
		6,543,260
Total Common Stocks & Other Equity Interests (Cost $236,341,097)		274,882,683
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(f)(h) (Cost $369,439)	369,439	369,439
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $236,710,536)		275,252,122
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-33.42%
Invesco Private Government Fund, 3.64%(f)(h)(i)	25,469,375	25,469,375
Invesco Private Prime Fund, 3.81%(f)(h)(i)	66,626,945	66,646,933
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $92,116,436)		92,116,308
TOTAL INVESTMENTS IN SECURITIES-133.28% (Cost $328,826,972)		367,368,430
OTHER ASSETS LESS LIABILITIES-(33.28)%		(91,740,188)
NET ASSETS-100.00%		$275,628,242

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)	Restricted security. The aggregate value of these securities at February 28, 2026 was $236,911, which represented less than 1% of the Fund’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28,
2026 represented less than 1% of the Fund’s Net Assets.

(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
February 28, 2026
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Invesco Mortgage Capital, Inc.	$45,559	$137,107	$(4,267)	$12,518	$545	$191,462	$15,699
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	111,299	5,927,327	(5,669,187)	-	-	369,439	4,455
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,927,485	48,905,438	(40,363,548)	-	-	25,469,375	418,550 *
Invesco Private Prime Fund	43,996,033	98,460,580	(75,809,686)	(3,564)	3,570	66,646,933	1,129,632 *
Total	$61,080,376	$153,430,452	$(121,846,688)	$8,954	$4,115	$92,677,209	$1,568,336

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(h)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Statements of Assets and Liabilities
February 28, 2026
(Unaudited)

	Invesco International Developed Dynamic Multifactor ETF (IMFL)	Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
Assets:
Unaffiliated investments in securities, at value(a)	$976,280,891	$4,420,505,703	$274,691,221
Affiliated investments in securities, at value	61,137,703	244,717,462	92,677,209
Cash	-	-	1,559
Due from broker	2,906	-	878
Deposits with brokers:
Cash segregated as collateral	1,014,188	-	-
Receivable for:
Dividends	1,640,270	4,184,643	172,571
Securities lending	10,390	23,100	18,461
Investments sold	2,923	6,833,778	318,290
Fund shares sold	965,893	-	-
Foreign tax reclaims	624,237	2,818	34
Total assets	1,041,679,401	4,676,267,504	367,880,223
Liabilities:
Due to custodian	-	906,993	-
Due to foreign custodian	23,702	-	-
Due to broker	-	1,867	-
Payable for:
Investments purchased	965,941	-	52,522
Collateral upon return of securities loaned	60,639,436	241,845,432	92,116,436
Collateral upon receipt of securities in-kind	1,014,188	-	-
Fund shares repurchased	2,923	6,930,758	-
Accrued unitary management fees	209,578	1,013,167	83,023
Total liabilities	62,855,768	250,698,217	92,251,981
Net Assets	$978,823,633	$4,425,569,287	$275,628,242
Net assets consist of:
Shares of beneficial interest	$775,139,082	$4,465,531,390	$364,197,159
Distributable earnings (loss)	203,684,551	(39,962,103)	(88,568,917)
Net Assets	$978,823,633	$4,425,569,287	$275,628,242
Shares outstanding (unlimited amount authorized, $0.01 par value)	28,100,001	70,240,001	5,790,001
Net asset value	$34.83	$63.01	$47.60
Market price	$34.73	$63.00	$47.61
Unaffiliated investments in securities, at cost	$807,529,419	$3,956,794,699	$236,162,126
Affiliated investments in securities, at cost	$61,137,703	$244,479,109	$92,664,846
Foreign currencies (due to foreign custodian), at cost	$(23,756)	$-	$-
(a)Includes securities on loan with an aggregate value of:	$54,235,893	$233,305,993	$88,307,052
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Statements of Operations
For the six months ended February 28, 2026
(Unaudited)

	Invesco International Developed Dynamic Multifactor ETF (IMFL)	Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
Investment income:
Unaffiliated dividend income	$6,120,615	$28,601,117	$2,003,287
Affiliated dividend income	23,367	69,197	20,154
Non-cash dividend income	368,156	-	-
Securities lending income, net	59,319	131,992	159,013
Foreign withholding tax	(578,341)	(22,074)	(2,819)
Total investment income	5,993,116	28,780,232	2,179,635
Expenses:
Unitary management fees	1,128,151	6,920,309	507,307
Less: Waivers	(615)	(599)	(115)
Net expenses	1,127,536	6,919,710	507,192
Net investment income	4,865,580	21,860,522	1,672,443
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	72,725,674	(16,580,973)	(5,057,743)
Affiliated investment securities	(79)	2,812	3,570
Unaffiliated in-kind redemptions	7,527,187	451,335,108	27,506,757
Affiliated in-kind redemptions	-	55,657	545
Foreign currencies	(90,749)	-	-
Net realized gain	80,162,033	434,812,604	22,453,129
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	93,010,051	(150,024,902)	3,086,910
Affiliated investment securities	(191)	236,048	8,954
Foreign currencies	11,160	-	-
Change in net unrealized appreciation (depreciation)	93,021,020	(149,788,854)	3,095,864
Net realized and unrealized gain	173,183,053	285,023,750	25,548,993
Net increase in net assets resulting from operations	$178,048,633	$306,884,272	$27,221,436
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Statements of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco International Developed Dynamic Multifactor ETF (IMFL)		Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)		Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Operations:
Net investment income	$4,865,580	$10,479,986	$21,860,522	$37,131,215	$1,672,443	$2,624,835
Net realized gain (loss)	80,162,033	(19,783,336)	434,812,604	98,504,113	22,453,129	19,184,853
Change in net unrealized appreciation (depreciation)	93,021,020	54,723,613	(149,788,854)	538,309,735	3,095,864	5,152,651
Net increase in net assets resulting from operations	178,048,633	45,420,263	306,884,272	673,945,063	27,221,436	26,962,339
Distributions to Shareholders from:
Distributable earnings	(10,730,306)	(13,915,675)	(20,876,487)	(37,050,567)	(1,383,006)	(3,381,622)
Shareholder Transactions:
Proceeds from shares sold	282,400,266	123,345,376	1,447,732,453	436,736,133	87,797,310	80,853,962
Value of shares repurchased	(42,312,228)	(50,412,110)	(2,287,672,442)	(1,421,327,852)	(90,637,084)	(130,369,960)
Net increase (decrease) in net assets resulting from share transactions	240,088,038	72,933,266	(839,939,989)	(984,591,719)	(2,839,774)	(49,515,998)
Net increase (decrease) in net assets	407,406,365	104,437,854	(553,932,204)	(347,697,223)	22,998,656	(25,935,281)
Net assets:
Beginning of period	571,417,268	466,979,414	4,979,501,491	5,327,198,714	252,629,586	278,564,867
End of period	$978,823,633	$571,417,268	$4,425,569,287	$4,979,501,491	$275,628,242	$252,629,586
Changes in Shares Outstanding:
Shares sold	8,750,000	4,900,000	24,160,000	8,170,000	2,030,000	2,030,000
Shares repurchased	(1,400,000)	(1,950,000)	(37,920,000)	(26,150,000)	(2,090,000)	(3,290,000)
Shares outstanding, beginning of period	20,750,001	17,800,001	84,000,001	101,980,001	5,850,001	7,110,001
Shares outstanding, end of period	28,100,001	20,750,001	70,240,001	84,000,001	5,790,001	5,850,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights
Invesco International Developed Dynamic Multifactor ETF (IMFL)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,				For the Period February 22, 2021(a) Through August 31, 2021
		2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$27.54	$26.23	$24.08	$19.95	$27.05	$25.00
Net investment income(b)	0.22	0.52	0.82	0.67	0.71	0.53
Net realized and unrealized gain (loss) on investments	7.56	1.51	2.39	4.11	(6.62)	1.81
Total from investment operations	7.78	2.03	3.21	4.78	(5.91)	2.34
Distributions to shareholders from:
Net investment income	(0.49)	(0.72)	(1.06)	(0.65)	(0.95)	(0.29)
Net realized gains	-	-	-	-	(0.24)	-
Total distributions	(0.49)	(0.72)	(1.06)	(0.65)	(1.19)	(0.29)
Net asset value at end of period	$34.83	$27.54	$26.23	$24.08	$19.95	$27.05
Market price at end of period(c)	$34.73	$27.53	$26.17	$24.09	$19.75	$27.16
Net Asset Value Total Return(d)	28.65%	7.97%	13.69%	24.43%	(22.54)%	9.37%(e)
Market Price Total Return(d)	28.33%	8.15%	13.36%	25.74%	(23.63)%	9.81%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$978,824	$571,417	$466,979	$237,152	$103,717	$135,253
Ratio to average net assets of:
Expenses	0.34%(f)	0.34%	0.34%	0.34%	0.34%	0.34%(f)
Net investment income	1.47%(f)	2.04%	3.30%	3.02%	2.98%	3.76%(f)
Portfolio turnover rate(g)	104%	65%	156%	341%	337%	73%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (February 24, 2021, the first day of trading on the exchange) to August 31, 2021 was 9.41%. The market price total return from Fund Inception to August 31, 2021 was 7.90%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights—(continued)
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$59.28	$52.24	$48.96	$42.19	$48.24	$32.22
Net investment income(a)	0.28	0.41	0.74	0.76	0.67	0.52
Net realized and unrealized gain (loss) on investments	3.71	7.04	3.34	6.76	(6.18)	16.10
Total from investment operations	3.99	7.45	4.08	7.52	(5.51)	16.62
Distributions to shareholders from:
Net investment income	(0.26)	(0.41)	(0.80)	(0.75)	(0.54)	(0.60)
Net asset value at end of period	$63.01	$59.28	$52.24	$48.96	$42.19	$48.24
Market price at end of period(b)	$63.00	$59.24	$52.22	$48.96	$42.24	$48.24
Net Asset Value Total Return(c)	6.75%	14.32%	8.39%	18.05%	(11.48)%	52.12%
Market Price Total Return(c)	6.80%	14.29%	8.35%	17.91%	(11.37)%	51.93%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,425,569	$4,979,501	$5,327,199	$4,774,410	$1,957,279	$1,704,452
Ratio to average net assets of:
Expenses	0.29%(d)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	0.92%(d)	0.75%	1.47%	1.65%	1.45%	1.24%
Portfolio turnover rate(e)	57%	50%	267%	350%	336%	126%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights—(continued)
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$43.18	$39.18	$36.20	$34.67	$40.51	$24.92
Net investment income(a)	0.29	0.43	0.55	0.59	0.51	0.31
Net realized and unrealized gain (loss) on investments	4.37	4.09	3.00	1.56	(5.94)	15.59
Total from investment operations	4.66	4.52	3.55	2.15	(5.43)	15.90
Distributions to shareholders from:
Net investment income	(0.24)	(0.52)	(0.57)	(0.62)	(0.41)	(0.31)
Net asset value at end of period	$47.60	$43.18	$39.18	$36.20	$34.67	$40.51
Market price at end of period(b)	$47.61	$43.18	$39.18	$36.28	$34.68	$40.50
Net Asset Value Total Return(c)	10.82%	11.67%	9.99%	6.31%	(13.45)%	64.12%
Market Price Total Return(c)	10.84%	11.67%	9.74%	6.51%	(13.41)%	63.95%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$275,628	$252,630	$278,565	$352,627	$144,553	$130,035
Ratio to average net assets of:
Expenses	0.39%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.29%(d)	1.07%	1.51%	1.67%	1.32%	0.86%
Portfolio turnover rate(e)	64%	65%	271%	336%	265%	127%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Notes to Financial Statements
Invesco Exchange-Traded Self-Indexed Fund Trust
February 28, 2026
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco International Developed Dynamic Multifactor ETF (IMFL)	"International Developed Dynamic Multifactor ETF"
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	"Russell 1000® Dynamic Multifactor ETF"
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)	"Russell 2000® Dynamic Multifactor ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the Cboe BZX Exchange, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
International Developed Dynamic Multifactor ETF	FTSE Developed ex US Invesco Dynamic Multifactor Index
Russell 1000® Dynamic Multifactor ETF	Russell 1000® Invesco Dynamic Multifactor Index
Russell 2000® Dynamic Multifactor ETF	Russell 2000® Invesco Dynamic Multifactor Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller,

45

odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in

46

the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses

47

(except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2026, each Fund (except for International Developed Dynamic Multifactor ETF)

48

had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each applicable Fund as listed below:
Amount
Russell 1000® Dynamic Multifactor ETF	$8,455
Russell 2000® Dynamic Multifactor ETF	10,131

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may

49

depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investment in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or is subject to sanctions.
Geographic Concentration Risk. A Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries or regions may therefore have a significant negative impact on a Fund’s investment performance. For example, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or

50

viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Portfolio Turnover Risk. International Developed Dynamic Multifactor ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Small-Capitalization Companies Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile than those of more established companies. Stocks of small-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, may have more limited product lines and markets, may have less experienced management, may depend on a small number of essential personnel and may have fewer financial resources than larger companies. Securities of small-capitalization companies may be more thinly traded (that is, less liquid) than those of more established companies, making it more difficult for a Fund to buy and sell them at an acceptable price and a desirable time. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small-capitalization companies and the industries in which they focus are still evolving, and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
International Developed Dynamic Multifactor ETF	0.34%
Russell 1000® Dynamic Multifactor ETF	0.29%
Russell 2000® Dynamic Multifactor ETF	0.39%

51

Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended February 28, 2026, the Adviser waived fees for each Fund in the following amounts:
International Developed Dynamic Multifactor ETF	$615
Russell 1000® Dynamic Multifactor ETF	599
Russell 2000® Dynamic Multifactor ETF	115
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
International Developed Dynamic Multifactor ETF	FTSE International Ltd.
Russell 1000® Dynamic Multifactor ETF	Frank Russell Company
Russell 2000® Dynamic Multifactor ETF	Frank Russell Company
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended February 28, 2026, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
International Developed Dynamic Multifactor ETF	$90,800
Russell 1000® Dynamic Multifactor ETF	233,017
Russell 2000® Dynamic Multifactor ETF	44,047
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

52

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
International Developed Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$47,562,200	$928,718,691	$-	$976,280,891
Money Market Funds	498,267	60,639,436	-	61,137,703
Total Investments	$48,060,467	$989,358,127	$-	$1,037,418,594
Russell 1000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,423,377,733	$-	$-	$4,423,377,733
Money Market Funds	-	241,845,432	-	241,845,432
Total Investments	$4,423,377,733	$241,845,432	$-	$4,665,223,165
Russell 2000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$274,777,635	$105,048	$0	$274,882,683
Money Market Funds	369,439	92,116,308	-	92,485,747
Total Investments	$275,147,074	$92,221,356	$0	$367,368,430
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of August 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
International Developed Dynamic Multifactor ETF	$37,326,604	$956,659	$38,283,263
Russell 1000® Dynamic Multifactor ETF	944,972,248	-	944,972,248
Russell 2000® Dynamic Multifactor ETF	149,163,301	819,787	149,983,088

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended February 28, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
International Developed Dynamic Multifactor ETF	$741,745,350	$713,102,743
Russell 1000® Dynamic Multifactor ETF	2,710,891,763	2,734,983,692
Russell 2000® Dynamic Multifactor ETF	166,352,345	168,357,398
For the six months ended February 28, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
International Developed Dynamic Multifactor ETF	$241,535,847	$36,889,613
Russell 1000® Dynamic Multifactor ETF	1,430,770,975	2,245,049,004
Russell 2000® Dynamic Multifactor ETF	87,623,720	88,529,969
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

53

As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
International Developed Dynamic Multifactor ETF	$175,906,795	$(14,922,719)	$160,984,076	$876,434,518
Russell 1000® Dynamic Multifactor ETF	669,241,813	(205,750,774)	463,491,039	4,201,732,126
Russell 2000® Dynamic Multifactor ETF	51,034,681	(12,787,846)	38,246,835	329,121,595
NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

55

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SIEII-NCSRS
invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Self-Indexed Fund Trust

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: May 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                         ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: May 4, 2026

By:       /s/ Kelli Gallegos                                          _

Name:Kelli Gallegos

Title:Principal Financial Officer

Date:May 4, 2026